UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 48	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 173	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in four related submissions.
This submission is the third of four related submissions.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NEA Valuebuilder Future
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
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•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
•	Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series)
•	Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
•	Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
•	Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
•	Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
•	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
•	Invesco - Invesco V.I. Global Health Care Fund: Series I Shares
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.52%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.52%)	$1,274	$2,210	$3,129	$5,555	*	$1,710	$2,829	$5,555	$574	$1,710	$2,829	$5,555
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, LLC
The contracts are distributed by the general distributor, Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDL is registered as a broker/dealer with FINRA and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
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•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by mail to NEA Valuebuilder Program, One SW Security Benefit Place, Topeka, Kansas 66636-0001
•	by fax at 1-785-368-1772
•	by Internet at nea.securitybenefit.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and
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technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
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If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
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(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
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event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
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Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and
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will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
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(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
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Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
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If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the
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Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Security Distributors, LLC ("SDL")
The general distributor, SDL, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
61

Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Henderson VIT Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
62

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 12, 2015
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
63

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
64

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
65

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	18.053642	23.463183	29.96%	0
2016	19.286797	18.053642	-6.39%	0
2015	19.325250	19.286797	-0.20%	0
2014	20.647609	19.325250	-6.40%	0
2013	17.029234	20.647609	21.25%	291
2012	14.190083	17.029234	20.01%	291
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
2009	10.954506	14.514074	32.49%	423
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	36.014042	38.793313	7.72%	0
2016	30.178046	36.014042	19.34%	0
2015	31.698731	30.178046	-4.80%	0
2014	28.300977	31.698731	12.01%	0
2013	21.690658	28.300977	30.48%	0
2012	19.113279	21.690658	13.48%	0
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
2009	14.321547	17.003222	18.72%	3,291,569
2008	19.746458	14.321547	-27.47%	4,275,059
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	36.963970	44.581931	20.61%	2,073
2016	34.581474	36.963970	6.89%	2,073
2015	34.719458	34.581474	-0.40%	2,896
2014	31.348168	34.719458	10.75%	2,927
2013	24.132553	31.348168	29.90%	2,927
2012	20.948255	24.132553	15.20%	2,927
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
2009	13.935519	18.726016	34.38%	7,150,600
2008	24.517023	13.935519	-43.16%	8,493,356
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	19.681667	26.201683	33.13%	0
2016	19.820983	19.681667	-0.70%	0
2015	18.971182	19.820983	4.48%	0
2014	17.085301	18.971182	11.04%	0
2013	12.519523	17.085301	36.47%	0
2012	10.580585	12.519523	18.33%	0
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
2009	5.913466	8.535201	44.33%	1,109,743
2008	13.285152	5.913466	-55.49%	1,338,453
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.729087	20.550046	15.91%	0
2016	16.651492	17.729087	6.47%	0
2015	17.943077	16.651492	-7.20%	0
2014	20.328244	17.943077	-11.73%	0
2013	16.648473	20.328244	22.10%	0
2012	14.172884	16.648473	17.47%	0
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
2009	10.910929	14.842882	36.04%	0
2008	18.431660	10.910929	-40.80%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	13.245460	15.095545	13.97%	0
2016	12.115115	13.245460	9.33%	0
2015	12.313348	12.115115	-1.61%	0
2014	11.839001	12.313348	4.01%	0
2013	10.020145	11.839001	18.15%	0
2012	8.678433	10.020145	15.46%	0
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
2009	7.657583	9.081288	18.59%	0
2008	12.547583	7.657583	-38.97%	0
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	16.039201	19.806473	23.49%	0
2016	14.903071	16.039201	7.62%	0
2015	15.057959	14.903071	-1.03%	0
2014	13.447543	15.057959	11.98%	0
2013	10.401831	13.447543	29.28%	0
2012	9.069611	10.401831	14.69%	0
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
2009	5.456855	7.781181	42.59%	0
2008	9.176796	5.456855	-40.54%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	16.179030	18.331416	13.30%	0
2016	15.121809	16.179030	6.99%	0
2015	15.250494	15.121809	-0.84%	0
2014	14.428533	15.250494	5.70%	0
2013	12.741090	14.428533	13.24%	0
2012	11.354865	12.741090	12.21%	0
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
2009	8.357628	10.399847	24.44%	0
2008	11.590356	8.357628	-27.89%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.877221	21.461037	13.69%	0
2016	15.530171	18.877221	21.55%	0
2015	16.452495	15.530171	-5.61%	0
2014	15.435458	16.452495	6.59%	0
2013	11.698205	15.435458	31.95%	0
2012	10.225365	11.698205	14.40%	0
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
2009	7.091970	9.343356	31.75%	0
2008	11.628450	7.091970	-39.01%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	19.594628	20.618860	5.23%	0
2016	16.833159	19.594628	16.40%	0
2015	17.693949	16.833159	-4.86%	0
2014	17.425627	17.693949	1.54%	0
2013	16.383276	17.425627	6.36%	0
2012	14.399880	16.383276	13.77%	0
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
2009	7.433630	12.719666	71.11%	0
2008	10.718264	7.433630	-30.65%	0
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	23.032100	23.657614	2.72%	0
2016	18.365970	23.032100	25.41%	0
2015	19.856250	18.365970	-7.51%	0
2014	20.327469	19.856250	-2.32%	0
2013	15.002425	20.327469	35.49%	0
2012	12.674187	15.002425	18.37%	0
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
2009	7.193633	11.110656	54.45%	0
2008	11.825693	7.193633	-39.17%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.838921	23.471128	12.63%	0
2016	16.597691	20.838921	25.55%	0
2015	17.978306	16.597691	-7.68%	0
2014	17.986479	17.978306	-0.05%	0
2013	13.620221	17.986479	32.06%	0
2012	11.741188	13.620221	16.00%	0
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
2009	7.703510	10.982075	42.56%	0
2008	10.872144	7.703510	-29.14%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	17.406078	21.099861	21.22%	0
2016	15.488569	17.406078	12.38%	0
2015	15.842169	15.488569	-2.23%	0
2014	14.700297	15.842169	7.77%	0
2013	10.500596	14.700297	39.99%	0
2012	9.503416	10.500596	10.49%	0
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
2009	5.671114	7.594237	33.91%	0
2008	10.848959	5.671114	-47.73%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	16.252974	20.945871	28.87%	0
2016	15.092273	16.252974	7.69%	0
2015	14.444006	15.092273	4.49%	0
2014	12.654387	14.444006	14.14%	0
2013	9.959732	12.654387	27.06%	0
2012	9.082352	9.959732	9.66%	0
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
2009	6.282955	8.294462	32.02%	0
2008	10.079993	6.282955	-37.67%	0
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	13.305245	14.898949	11.98%	0
2016	13.164025	13.305245	1.07%	0
2015	13.489953	13.164025	-2.42%	0
2014	11.882115	13.489953	13.53%	0
2013	11.679181	11.882115	1.74%	0
2012	9.203415	11.679181	26.90%	0
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
2009	6.553935	8.538322	30.28%	0
2008	11.954006	6.553935	-45.17%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	20.149606	23.117515	14.73%	0
2016	22.975594	20.149606	-12.30%	0
2015	22.484738	22.975594	2.18%	0
2014	18.969305	22.484738	18.53%	0
2013	13.626689	18.969305	39.21%	0
2012	11.379528	13.626689	19.75%	0
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
2009	8.379600	10.596976	26.46%	0
2008	11.852043	8.379600	-29.30%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	22.695489	27.651523	21.84%	0
2016	23.016504	22.695489	-1.39%	0
2015	23.794806	23.016504	-3.27%	0
2014	23.943666	23.794806	-0.62%	0
2013	20.311395	23.943666	17.88%	0
2012	17.749710	20.311395	14.43%	0
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
2009	12.831054	17.188194	33.96%	0
2008	21.728168	12.831054	-40.95%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.707080	30.334128	5.67%	115,837
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.899935	19.436391	15.01%	0
2016	16.160374	16.899935	4.58%	0
2015	17.430058	16.160374	-7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
2013	15.730079	18.909099	20.21%	0
2012	13.700520	15.730079	14.81%	0
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
2009*	10.000000	13.492345	34.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.545417	30.836826	25.63%	2,571
2016	25.338263	24.545417	-3.13%	2,571
2015	24.705845	25.338263	2.56%	2,990
2014	21.612605	24.705845	14.31%	3,006
2014	21.612605	24.705845	14.31%	3,006
2013	16.818181	21.612605	28.51%	3,006
2012	14.879102	16.818181	13.03%	3,006
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
2009	9.795233	14.021421	43.15%	3,413,858
2008	18.151705	9.795233	-46.04%	4,136,538
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	14.129521	14.508175	2.68%	0
2016	13.561262	14.129521	4.19%	0
2015	14.071930	13.561262	-3.63%	0
2014	13.780892	14.071930	2.11%	0
2013	15.325691	13.780892	-10.08%	0
2012	14.227499	15.325691	7.72%	0
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
2009	10.246955	12.011704	17.22%	0
2008	11.126839	10.246955	-7.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.893091	16.517285	3.93%	0
2016	15.625450	15.893091	1.71%	0
2015	15.706903	15.625450	-0.52%	0
2014	15.208022	15.706903	3.28%	0
2013	15.660131	15.208022	-2.89%	0
2012	14.425803	15.660131	8.56%	0
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
2009	11.622341	13.126868	12.95%	0
2008	11.201860	11.622341	3.75%	0
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	14.039259	14.627292	4.19%	0
2016	11.839734	14.039259	18.58%	0
2015	13.654352	11.839734	-13.29%	0
2014	14.296917	13.654352	-4.49%	0
2013	11.930272	14.296917	19.84%	0
2012	11.193707	11.930272	6.58%	0
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
2009	6.380097	9.987553	56.54%	0
2008	11.354550	6.380097	-43.81%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
81

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.256295	15.448106	26.04%	0
2016	13.501375	12.256295	-9.22%	0
2015	13.950923	13.501375	-3.22%	0
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
2009	9.510528	12.219277	28.48%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
82

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	10.286784	11.563606	12.41%	0
2016	9.962458	10.286784	3.26%	0
2015	11.070825	9.962458	-10.01%	0
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
2009	8.096379	10.680524	31.92%	0
2008	14.105288	8.096379	-42.60%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	12.234097	14.455757	18.16%	0
2016	12.793618	12.234097	-4.37%	0
2015	13.639598	12.793618	-6.20%	0
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
2009	8.845300	11.490199	29.90%	0
2008	15.447606	8.845300	-42.74%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	14.980554	15.351608	2.48%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	10.142095	11.312146	11.54%	0
2016	10.000301	10.142095	1.42%	0
2015	11.123071	10.000301	-10.09%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
90

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
91

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
92

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
104

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
105

Waddell & Reed Advisors Select Plus AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II

•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Global Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Global Growth: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - International Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
•	Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Natural Resources: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Core: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
3

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
8

Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
9

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	1.34%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
10

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.34%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,159	$1,882	$2,613	$4,674	*	$1,382	$2,313	$4,674	$459	$1,382	$2,313	$4,674
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
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•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some
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cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
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There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
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(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
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If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
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Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
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Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
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Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
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•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
58

Waddell & Reed, Inc.
In an action filed on April 18, 2016 in the District Court of Johnson County, Kansas, Hieu Phan and Audrey Ohman v. Ivy Investment Management Company, et al. (Case No. 16CV02338 Div. 4), the registered investment advisor affiliates of Waddell & Reed, Inc., including the advisor to the Ivy Funds Variable Insurance Portfolios, the Ivy Funds and the InvestEd Portfolios, the trustees of two of Waddell & Reed, Inc.’s affiliated mutual funds, and an officer of an affiliate of Waddell & Reed, Inc. (who plaintiffs subsequently voluntarily dismissed) were sued in a putative derivative action on behalf of the mutual funds by two alleged mutual fund shareholders alleging breach of fiduciary duty and breach of contract claims relating to investments held in the affiliated mutual funds. Waddell & Reed, Inc. is not a party to the litigation. While the defendants deny that they breached any fiduciary duties or committed a breach of the investment management agreement with the affiliated mutual funds, on January 8, 2018, the parties to the litigation reached a settlement in principle. On February 22, 2018, the parties filed a joint motion for preliminary approval of the settlement and other associated pleadings with the court. The settlement contemplates the payment of $19.9 million, recoverable to the defendants through insurance, to the affiliated mutual funds for the benefit of shareholders. The settlement is subject to final approval by the court.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
59

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II (formerly, Ivy Variable Insurance Portfolios - Advantus Real Estate Securities)
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II (formerly, Ivy Variable Insurance Portfolios - Balanced)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II (formerly, Ivy Variable Insurance Portfolios - Core Equity)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Bond)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II (formerly, Ivy Variable Insurance Portfolios - Energy)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Global Bond)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (formerly, Ivy Variable Insurance Portfolios - Dividend Opportunities)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Global Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Global Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Government Money Market: Class II (formerly, Ivy Variable Insurance Portfolios - Government Money Market)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
60

Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - International Core Equity: Class II (formerly, Ivy Variable Insurance Portfolios - International Core Equity)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Limited-Term Bond)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Micro Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II (formerly, Ivy Variable Insurance Portfolios - Natural Resources)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II (formerly, Ivy Variable Insurance Portfolios - Science and Technology)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (formerly, Ivy Variable Insurance Portfolios - Small Cap Core)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Small Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II (formerly, Ivy Variable Insurance Portfolios - Value)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
61

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	24.165874	25.226222	4.39%	92,792
2016	23.398857	24.165874	3.28%	102,223
2015	22.544856	23.398857	3.79%	109,749
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
2009	9.235171	11.308177	22.45%	217,176
2008	14.577035	9.235171	-36.65%	244,356
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	26.588535	31.149076	17.15%	717,260
2016	27.550399	26.588535	-3.49%	871,889
2015	30.347571	27.550399	-9.22%	1,042,711
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
2009	18.038769	22.342511	23.86%	3,158,313
2008	24.542535	18.038769	-26.50%	3,240,851
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	21.341512	23.542647	10.31%	613,829
2016	21.117153	21.341512	1.06%	709,606
2015	21.389251	21.117153	-1.27%	759,530
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
2009	11.119320	12.470316	12.15%	1,508,282
2008	14.209605	11.119320	-21.75%	1,793,309
62

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	19.444304	23.257227	19.61%	1,382,783
2016	18.922894	19.444304	2.76%	1,562,892
2015	19.237866	18.922894	-1.64%	1,715,081
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
2009	7.695417	9.453349	22.84%	4,864,628
2008	11.910670	7.695417	-35.39%	5,561,043
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	17.163712	17.683610	3.03%	897,769
2016	16.656030	17.163712	3.05%	994,922
2015	16.782085	16.656030	-0.75%	1,069,145
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
2009	13.486609	14.315463	6.15%	2,537,484
2008	13.573634	13.486609	-0.64%	2,709,413
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.962449	11.216187	-13.47%	92,731
2016	9.725958	12.962449	33.28%	101,990
2015	12.612108	9.725958	-22.88%	103,844
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
2009	7.401688	10.299232	39.15%	219,127
2008	13.876307	7.401688	-46.66%	183,805
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.645112	10.994255	3.28%	150,814
2016	10.040421	10.645112	6.02%	139,213
2015	10.413176	10.040421	-3.58%	124,960
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
63

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	21.037821	24.081234	14.47%	175,038
2016	19.858056	21.037821	5.94%	203,360
2015	20.469268	19.858056	-2.99%	222,737
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
2009	10.288910	12.013668	16.76%	625,746
2008	16.209097	10.288910	-36.52%	626,828
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	15.012873	18.517379	23.34%	390,343
2016	15.631470	15.012873	-3.96%	453,932
2015	15.263356	15.631470	2.41%	521,722
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
2009	8.426470	10.590859	25.69%	1,461,496
2008	14.704963	8.426470	-42.70%	1,473,125
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.585538	10.546679	-0.37%	588,995
2016	10.673066	10.585538	-0.82%	693,987
2015	10.773282	10.673066	-0.93%	571,936
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
2009	11.275744	11.282392	0.06%	1,076,320
2008	11.140535	11.275744	1.21%	1,662,570
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	19.019244	24.366332	28.11%	1,447,628
2016	18.968932	19.019244	0.27%	1,633,918
2015	17.869827	18.968932	6.15%	1,865,630
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
2009	7.529470	9.477107	25.87%	5,330,513
2008	11.928767	7.529470	-36.88%	6,129,775
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.707080	30.334128	5.67%	539,370
2016	24.944076	28.707080	15.09%	604,902
2015	26.935448	24.944076	-7.39%	676,731
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
2009	12.060869	17.491821	45.03%	1,465,514
2008	15.574727	12.060869	-22.56%	1,375,039
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.844626	22.988380	21.99%	186,030
2016	18.820993	18.844626	0.13%	195,945
2015	19.181321	18.820993	-1.88%	196,450
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
2009	10.510806	14.259480	35.66%	433,592
2008	18.378815	10.510806	-42.81%	416,657
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.330686	10.376268	0.44%	149,260
2016	10.230947	10.330686	0.97%	174,648
2015	10.239802	10.230947	-0.09%	149,240
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	24.699069	26.624875	7.80%	36,264
2016	22.009590	24.699069	12.22%	40,366
2015	24.461574	22.009590	-10.02%	42,384
2014	25.133667	24.461574	-2.67%	55,960
2013	16.133062	25.133667	55.79%	66,522
2012	14.563525	16.133062	10.78%	79,886
2011	15.811731	14.563525	-7.89%	87,695
2010	11.333024	15.811731	39.52%	111,853
2009	8.098121	11.333024	39.95%	112,274
2008	15.733650	8.098121	-48.53%	81,187
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	24.348446	30.604479	25.69%	142,877
2016	23.164653	24.348446	5.11%	154,841
2015	24.821492	23.164653	-6.68%	164,816
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
2009	8.606807	12.503054	45.27%	338,799
2008	13.625861	8.606807	-36.83%	293,028
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	11.250828	11.475067	1.99%	153,259
2016	9.174053	11.250828	22.64%	178,358
2015	11.934965	9.174053	-23.13%	195,938
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
2009	8.286647	14.252406	71.99%	819,488
2008	21.708432	8.286647	-61.83%	669,446
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	27.269462	35.686187	30.87%	616,624
2016	27.112173	27.269462	0.58%	709,798
2015	28.183758	27.112173	-3.80%	794,018
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
2009	9.492077	13.523818	42.47%	2,000,257
2008	14.495825	9.492077	-34.52%	2,161,507
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	25.436995	28.654457	12.65%	63,928
2016	19.925984	25.436995	27.66%	70,913
2015	21.307144	19.925984	-6.48%	63,219
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
2009	9.345214	11.954432	27.92%	183,325
2008	12.772647	9.345214	-26.83%	205,721
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	21.017555	25.631126	21.95%	548,964
2016	20.617595	21.017555	1.94%	626,247
2015	20.430720	20.617595	0.91%	700,885
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
2009	9.102132	12.146147	33.44%	1,972,194
2008	15.108568	9.102132	-39.76%	2,045,749
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	24.062612	26.812630	11.43%	365,723
2016	21.857840	24.062612	10.09%	413,740
2015	22.966613	21.857840	-4.83%	471,486
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
2009	9.778763	12.266338	25.44%	1,276,287
2008	14.916596	9.778763	-34.44%	1,418,489
67

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	15.464983	15.656138	1.24%	0
2016	15.440048	15.464983	0.16%	0
2015	15.341040	15.440048	0.65%	0
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
2009	7.557382	8.973127	18.73%	0
2008	12.303284	7.557382	-38.57%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
2008	20.332669	14.491336	-28.73%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	14.168566	15.158011	6.98%	0
2016	14.456315	14.168566	-1.99%	0
2015	15.100045	14.456315	-4.26%	0
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
2009	9.440201	10.266572	8.75%	0
2008	12.441146	9.440201	-24.12%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.916403	19.622825	16.00%	0
2016	16.975606	16.916403	-0.35%	0
2015	17.797396	16.975606	-4.62%	0
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
2009	8.561498	10.198797	19.12%	0
2008	13.666034	8.561498	-37.35%	0
68

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	9.492552	9.484724	-0.08%	0
2016	9.498649	9.492552	-0.06%	0
2015	9.869482	9.498649	-3.76%	0
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
2009	9.538424	9.818087	2.93%	0
2008	9.899757	9.538424	-3.65%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	9.334782	7.833153	-16.09%	0
2016	7.222352	9.334782	29.25%	0
2015	9.658767	7.222352	-25.22%	0
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
2009	6.817696	9.199187	34.93%	0
2008	13.181974	6.817696	-48.28%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	14.283026	15.855699	11.01%	0
2016	13.901942	14.283026	2.74%	0
2015	14.777529	13.901942	-5.93%	0
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
2009	8.933047	10.114550	13.23%	0
2008	14.513696	8.933047	-38.45%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.045455	15.605082	19.62%	0
2016	14.006124	13.045455	-6.86%	0
2015	14.103530	14.006124	-0.69%	0
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
2009	9.363787	11.412545	21.88%	0
2008	16.852313	9.363787	-44.44%	0
69

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	7.088147	6.848796	-3.38%	0
2016	7.369362	7.088147	-3.82%	0
2015	7.670889	7.369362	-3.93%	0
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
2009	9.655728	9.368799	-2.97%	0
2008	9.837912	9.655728	-1.85%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.764437	20.829497	24.25%	0
2016	17.240887	16.764437	-2.76%	0
2015	16.749207	17.240887	2.94%	0
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
2009	8.486988	10.358879	22.06%	0
2008	13.866721	8.486988	-38.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
2009	8.048076	11.319058	40.64%	0
2008	10.717731	8.048076	-24.91%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	12.254524	14.497939	18.31%	0
2016	12.620368	12.254524	-2.90%	0
2015	13.263914	12.620368	-4.85%	0
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
2009	8.741134	11.499470	31.56%	0
2008	15.763038	8.741134	-44.55%	0
70

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	17.857124	18.668009	4.54%	0
2016	16.408278	17.857124	8.83%	0
2015	18.806228	16.408278	-12.75%	0
2014	19.926835	18.806228	-5.62%	0
2013	13.189780	19.926835	51.08%	0
2012	12.279405	13.189780	7.41%	0
2011	13.747841	12.279405	-10.68%	0
2010	10.160974	13.747841	35.30%	0
2009	7.487336	10.160974	35.71%	0
2008	15.002982	7.487336	-50.09%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
2009	7.708136	10.858563	40.87%	0
2008	12.585282	7.708136	-38.75%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	7.877247	7.791616	-1.09%	0
2016	6.623307	7.877247	18.93%	0
2015	8.886289	6.623307	-25.47%	0
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
2009	7.421064	12.377049	66.78%	0
2008	20.051131	7.421064	-62.99%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	22.577478	28.654477	26.92%	0
2016	23.146482	22.577478	-2.46%	0
2015	24.813186	23.146482	-6.72%	0
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
2009	10.049902	13.885063	38.16%	0
2008	15.828187	10.049902	-36.51%	0
71

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	17.411350	19.021330	9.25%	0
2016	14.063700	17.411350	23.80%	0
2015	15.508486	14.063700	-9.32%	0
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
2009	8.180215	10.147206	24.05%	0
2008	11.530446	8.180215	-29.06%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	14.340158	16.960051	18.27%	0
2016	14.505385	14.340158	-1.14%	0
2015	14.822951	14.505385	-2.14%	0
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
2009	7.942010	10.277097	29.40%	0
2008	13.595910	7.942010	-41.59%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	14.512952	15.683417	8.06%	0
2016	13.593812	14.512952	6.76%	0
2015	14.729701	13.593812	-7.71%	0
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
2009	7.542321	9.174424	21.64%	0
2008	11.865444	7.542321	-36.43%	0
72

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
73

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
74

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
75

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
85

The BB&T Future Annuity
The Best of America® America’s FUTURE Annuity®
America’s Future Horizon Annuity
The Best of America® America’s FUTURE Annuity® (Key)
NEA Valuebuilder Future
Waddell & Reed Advisors Select Plus AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). For contracts that are issued through Waddell & Reed, all inquiries and requests should be made to the Service Center by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-866-221-1100. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. No underwriting commissions have been paid by Nationwide to SDI for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2017. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.658706	13.202307	13.24%	7,386
2016	11.386938	11.658706	2.39%	1,601
2015	11.647565	11.386938	-2.24%	2,950
2014	11.284549	11.647565	3.22%	5,591
2013	10.178209	11.284549	10.87%	1,466
2012*	10.000000	10.178209	1.78%	6
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.865193	22.205454	11.78%	46,928
2016	16.070856	19.865193	23.61%	56,150
2015	17.204617	16.070856	-6.59%	60,684
2014	15.943317	17.204617	7.91%	71,579
2013	11.694825	15.943317	36.33%	107,689
2012	9.966513	11.694825	17.34%	120,851
2011	11.011289	9.966513	-9.49%	142,980
2010	8.781806	11.011289	25.39%	148,375
2009	6.214888	8.781806	41.30%	160,259
2008*	10.000000	6.214888	-37.85%	121,352
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	14.264089	14.647719	2.69%	669,805
2016	13.795265	14.264089	3.40%	765,432
2015	14.280010	13.795265	-3.39%	796,873
2014	13.956441	14.280010	2.32%	914,888
2013	15.395762	13.956441	-9.35%	1,160,886
2012	14.474697	15.395762	6.36%	1,587,569
2011	13.077251	14.474697	10.69%	1,778,312
2010	12.559712	13.077251	4.12%	1,839,304
2009	11.504963	12.559712	9.17%	2,123,553
2008	11.802815	11.504963	-2.52%	2,068,283

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	18.053642	23.463183	29.96%	0
2016	19.286797	18.053642	-6.39%	0
2015	19.325250	19.286797	-0.20%	0
2014	20.647609	19.325250	-6.40%	0
2013	17.029234	20.647609	21.25%	291
2012	14.190083	17.029234	20.01%	291
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
2009	10.954506	14.514074	32.49%	423
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	24.449579	27.050046	10.64%	255,558
2016	20.091523	24.449579	21.69%	308,654
2015	20.579057	20.091523	-2.37%	278,769
2014	17.845645	20.579057	15.32%	321,804
2013	13.846758	17.845645	28.88%	283,060
2012	12.017634	13.846758	15.22%	291,299
2011	12.217384	12.017634	-1.63%	315,765
2010	10.343091	12.217384	18.12%	352,146
2009	8.035950	10.343091	28.71%	369,808
2008	10.724193	8.035950	-25.07%	494,309
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	36.014042	38.793313	7.72%	0
2016	30.178046	36.014042	19.34%	0
2015	31.698731	30.178046	-4.80%	0
2014	28.300977	31.698731	12.01%	0
2013	21.690658	28.300977	30.48%	0
2012	19.113279	21.690658	13.48%	0
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
2009	14.321547	17.003222	18.72%	3,291,569
2008	19.746458	14.321547	-27.47%	4,275,059
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.255180	12.986990	15.39%	65,970
2016	9.790557	11.255180	14.96%	43,255
2015*	10.000000	9.790557	-2.09%	2,191

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.778010	17.770901	12.63%	461,549
2016	15.345042	15.778010	2.82%	521,454
2015	15.648868	15.345042	-1.94%	577,315
2014	15.499469	15.648868	0.96%	601,900
2013	13.676520	15.499469	13.33%	641,233
2012	12.556505	13.676520	8.92%	666,174
2011	13.155568	12.556505	-4.55%	708,416
2010	12.100570	13.155568	8.72%	573,190
2009*	10.000000	12.100570	21.01%	345,344
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.328113	10.954414	6.06%	45,400
2016	9.242160	10.328113	11.75%	16,696
2015*	10.000000	9.242160	-7.58%	6,501
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.964785	10.186839	2.23%	42,341
2016	9.818647	9.964785	1.49%	53,549
2015*	10.000000	9.818647	-1.81%	7,160
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.231275	2.31%	10,138
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.433801	17.085069	10.70%	65,714
2016	11.886442	15.433801	29.84%	104,447
2015	12.829520	11.886442	-7.35%	47,079
2014	12.263538	12.829520	4.62%	61,232
2013*	10.000000	12.263538	22.64%	6,185
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.026760	13.704544	13.95%	71,852
2016	10.539602	12.026760	14.11%	67,269
2015	10.915333	10.539602	-3.44%	52,024
2014*	10.000000	10.915333	9.15%	20,105
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
2008	14.882353	10.183859	-31.57%	1,181,554

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	15.051958	19.161199	27.30%	0
2016	15.418877	15.051958	-2.38%	0
2015	16.002138	15.418877	-3.64%	0
2014	17.816039	16.002138	-10.18%	52
2013	14.624209	17.816039	21.83%	246
2012	13.104908	14.624209	11.59%	3,444
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
2008	19.476865	12.091747	-37.92%	5,322

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	19.797982	24.450295	23.50%	241
2016	17.072831	19.797982	15.96%	241
2015	17.638178	17.072831	-3.21%	241
2014	17.527885	17.638178	0.63%	241
2013	11.912567	17.527885	47.14%	241
2012	9.975715	11.912567	19.42%	261
2011	11.689759	9.975715	-14.66%	735
2010	8.998722	11.689759	29.90%	1,274
2009	7.208202	8.998722	24.84%	7,880
2008	11.661228	7.208202	-38.19%	7,987
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.514550	10.773465	2.46%	156,717
2016	9.743482	10.514550	7.91%	108,743
2015	9.935516	9.743482	-1.93%	53,702
2014*	10.000000	9.935516	-0.64%	24,587
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	15.091288	16.890251	11.92%	178,452
2016	14.471883	15.091288	4.28%	194,595
2015	14.656383	14.471883	-1.26%	202,239
2014	14.180190	14.656383	3.36%	236,617
2013	12.625334	14.180190	12.32%	253,167
2012	11.413052	12.625334	10.62%	263,907
2011	11.555121	11.413052	-1.23%	210,294
2010	10.347901	11.555121	11.67%	212,456
2009	8.414756	10.347901	22.97%	286,582
2008	11.338890	8.414756	-25.79%	295,545

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	15.054053	17.367453	15.37%	238,133
2016	14.332029	15.054053	5.04%	239,323
2015	14.522693	14.332029	-1.31%	259,191
2014	14.008576	14.522693	3.67%	244,347
2013	12.196923	14.008576	14.85%	279,600
2012	10.879397	12.196923	12.11%	254,601
2011	11.108466	10.879397	-2.06%	235,919
2010	9.792985	11.108466	13.43%	230,809
2009	7.677586	9.792985	27.55%	181,489
2008	11.519520	7.677586	-33.35%	167,409
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	15.338074	18.355524	19.67%	126,124
2016	14.536953	15.338074	5.51%	129,113
2015	14.725838	14.536953	-1.28%	141,904
2014	14.177834	14.725838	3.87%	123,165
2013	11.781207	14.177834	20.34%	121,263
2012	10.299821	11.781207	14.38%	91,801
2011	10.686531	10.299821	-3.62%	100,965
2010	9.300869	10.686531	14.90%	86,534
2009	7.145920	9.300869	30.16%	88,017
2008	11.650666	7.145920	-38.67%	102,756
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.459713	12.030349	15.02%	79,606
2016*	10.000000	10.459713	4.60%	46,482
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	36.963970	44.581931	20.61%	2,073
2016	34.581474	36.963970	6.89%	2,073
2015	34.719458	34.581474	-0.40%	2,896
2014	31.348168	34.719458	10.75%	2,927
2013	24.132553	31.348168	29.90%	2,927
2012	20.948255	24.132553	15.20%	2,927
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
2009	13.935519	18.726016	34.38%	7,150,600
2008	24.517023	13.935519	-43.16%	8,493,356
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	11.348840	10.929345	-3.70%	257,210
2016	8.581887	11.348840	32.24%	351,646
2015	10.932839	8.581887	-21.50%	299,062
2014	12.653015	10.932839	-13.59%	333,883
2013	10.289815	12.653015	22.97%	388,921
2012	9.919118	10.289815	3.74%	472,132
2011	10.563299	9.919118	-6.10%	693,938
2010	8.950007	10.563299	18.03%	762,961
2009	6.122950	8.950007	46.17%	972,948
2008	13.557931	6.122950	-54.84%	1,194,207

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.288552	13.039041	15.51%	16,845
2016*	10.000000	11.288552	12.89%	14,674
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	19.681667	26.201683	33.13%	0
2016	19.820983	19.681667	-0.70%	0
2015	18.971182	19.820983	4.48%	0
2014	17.085301	18.971182	11.04%	0
2013	12.519523	17.085301	36.47%	0
2012	10.580585	12.519523	18.33%	0
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
2009	5.913466	8.535201	44.33%	1,109,743
2008	13.285152	5.913466	-55.49%	1,338,453
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	15.274544	15.758946	3.17%	771,238
2016	14.738547	15.274544	3.64%	824,346
2015	14.985664	14.738547	-1.65%	861,325
2014	14.306214	14.985664	4.75%	963,476
2013	14.721597	14.306214	-2.82%	1,115,339
2012	14.052458	14.721597	4.76%	1,420,243
2011	13.232986	14.052458	6.19%	1,622,008
2010	12.407121	13.232986	6.66%	2,111,646
2009	10.828838	12.407121	14.57%	2,417,242
2008	11.311086	10.828838	-4.26%	1,740,137
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	18.481245	22.096195	19.56%	366,277
2016	16.642209	18.481245	11.05%	440,173
2015	17.057651	16.642209	-2.44%	541,985
2014	16.216426	17.057651	5.19%	698,470
2013	12.032648	16.216426	34.77%	820,841
2012	10.586731	12.032648	13.66%	981,456
2011	11.970988	10.586731	-11.56%	1,199,882
2010	9.390402	11.970988	27.48%	1,460,171
2009	6.771027	9.390402	38.69%	1,302,714
2008	11.300835	6.771027	-40.08%	1,209,110
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.224053	2.24%	14,944
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
2008	16.101307	7.786548	-51.64%	435,006

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.502325	14.976455	10.92%	81,388
2016	12.044022	13.502325	12.11%	154,515
2015	12.965069	12.044022	-7.10%	173,026
2014	12.726936	12.965069	1.87%	200,334
2013	10.381296	12.726936	22.59%	129,537
2012	9.087691	10.381296	14.23%	112,485
2011	9.318350	9.087691	-2.48%	127,521
2010	8.532754	9.318350	9.21%	131,758
2009	6.613814	8.532754	29.01%	86,113
2008*	10.000000	6.613814	-33.86%	27,914
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.459474	17.880586	8.63%	525,238
2016	14.573276	16.459474	12.94%	566,436
2015	15.829727	14.573276	-7.94%	699,676
2014	15.276408	15.829727	3.62%	826,837
2013	13.535842	15.276408	12.86%	812,231
2012	12.131090	13.535842	11.58%	851,645
2011	11.961999	12.131090	1.41%	1,000,383
2010	10.718361	11.961999	11.60%	1,076,232
2009	7.980471	10.718361	34.31%	1,246,350
2008	11.453838	7.980471	-30.32%	1,140,138
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.861930	20.673329	9.60%	120,839
2016	14.626849	18.861930	28.95%	158,519
2015	15.944987	14.626849	-8.27%	186,511
2014	16.006493	15.944987	-0.38%	243,211
2013	11.861537	16.006493	34.94%	310,152
2012	10.115536	11.861537	17.26%	336,628
2011	10.611363	10.115536	-4.67%	473,685
2010	8.355085	10.611363	27.00%	995,169
2009	6.531004	8.355085	27.93%	771,258
2008	9.843856	6.531004	-33.65%	759,300
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.679103	12.070794	39.08%	158,887
2016	7.460840	8.679103	16.33%	87,581
2015	9.369024	7.460840	-20.37%	112,952
2014*	10.000000	9.369024	-6.31%	137,894

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.729087	20.550046	15.91%	0
2016	16.651492	17.729087	6.47%	0
2015	17.943077	16.651492	-7.20%	0
2014	20.328244	17.943077	-11.73%	0
2013	16.648473	20.328244	22.10%	0
2012	14.172884	16.648473	17.47%	0
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
2009	10.910929	14.842882	36.04%	0
2008	18.431660	10.910929	-40.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.533633	9.863805	15.59%	217,399
2016	8.038478	8.533633	6.16%	242,528
2015	8.679069	8.038478	-7.38%	270,902
2014*	10.000000	8.679069	-13.21%	282,566
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.685290	9.778278	0.96%	914,532
2016	9.498810	9.685290	1.96%	979,100
2015	10.021302	9.498810	-5.21%	1,208,839
2014*	10.000000	10.021302	0.21%	1,392,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.441863	12.819440	12.04%	7,083
2016	11.071110	11.441863	3.35%	6,709
2015	11.867646	11.071110	-6.71%	6,513
2014	11.526695	11.867646	2.96%	4,659
2013	10.247087	11.526695	12.49%	183
2012*	10.000000	10.247087	2.47%	18
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.238623	10.514288	2.69%	36,377
2016	10.386785	10.238623	-1.43%	35,508
2015	10.296053	10.386785	0.88%	36,295
2014	9.932018	10.296053	3.67%	14,107
2013*	10.000000	9.932018	-0.68%	1,885
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	13.245460	15.095545	13.97%	0
2016	12.115115	13.245460	9.33%	0
2015	12.313348	12.115115	-1.61%	0
2014	11.839001	12.313348	4.01%	0
2013	10.020145	11.839001	18.15%	0
2012	8.678433	10.020145	15.46%	0
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
2009	7.657583	9.081288	18.59%	0
2008	12.547583	7.657583	-38.97%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	16.039201	19.806473	23.49%	0
2016	14.903071	16.039201	7.62%	0
2015	15.057959	14.903071	-1.03%	0
2014	13.447543	15.057959	11.98%	0
2013	10.401831	13.447543	29.28%	0
2012	9.069611	10.401831	14.69%	0
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
2009	5.456855	7.781181	42.59%	0
2008	9.176796	5.456855	-40.54%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	16.179030	18.331416	13.30%	0
2016	15.121809	16.179030	6.99%	0
2015	15.250494	15.121809	-0.84%	0
2014	14.428533	15.250494	5.70%	0
2013	12.741090	14.428533	13.24%	0
2012	11.354865	12.741090	12.21%	0
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
2009	8.357628	10.399847	24.44%	0
2008	11.590356	8.357628	-27.89%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.877221	21.461037	13.69%	0
2016	15.530171	18.877221	21.55%	0
2015	16.452495	15.530171	-5.61%	0
2014	15.435458	16.452495	6.59%	0
2013	11.698205	15.435458	31.95%	0
2012	10.225365	11.698205	14.40%	0
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
2009	7.091970	9.343356	31.75%	0
2008	11.628450	7.091970	-39.01%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	19.594628	20.618860	5.23%	0
2016	16.833159	19.594628	16.40%	0
2015	17.693949	16.833159	-4.86%	0
2014	17.425627	17.693949	1.54%	0
2013	16.383276	17.425627	6.36%	0
2012	14.399880	16.383276	13.77%	0
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
2009	7.433630	12.719666	71.11%	0
2008	10.718264	7.433630	-30.65%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	23.032100	23.657614	2.72%	0
2016	18.365970	23.032100	25.41%	0
2015	19.856250	18.365970	-7.51%	0
2014	20.327469	19.856250	-2.32%	0
2013	15.002425	20.327469	35.49%	0
2012	12.674187	15.002425	18.37%	0
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
2009	7.193633	11.110656	54.45%	0
2008	11.825693	7.193633	-39.17%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.838921	23.471128	12.63%	0
2016	16.597691	20.838921	25.55%	0
2015	17.978306	16.597691	-7.68%	0
2014	17.986479	17.978306	-0.05%	0
2013	13.620221	17.986479	32.06%	0
2012	11.741188	13.620221	16.00%	0
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
2009	7.703510	10.982075	42.56%	0
2008	10.872144	7.703510	-29.14%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	17.406078	21.099861	21.22%	0
2016	15.488569	17.406078	12.38%	0
2015	15.842169	15.488569	-2.23%	0
2014	14.700297	15.842169	7.77%	0
2013	10.500596	14.700297	39.99%	0
2012	9.503416	10.500596	10.49%	0
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
2009	5.671114	7.594237	33.91%	0
2008	10.848959	5.671114	-47.73%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	16.252974	20.945871	28.87%	0
2016	15.092273	16.252974	7.69%	0
2015	14.444006	15.092273	4.49%	0
2014	12.654387	14.444006	14.14%	0
2013	9.959732	12.654387	27.06%	0
2012	9.082352	9.959732	9.66%	0
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
2009	6.282955	8.294462	32.02%	0
2008	10.079993	6.282955	-37.67%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	15.216903	19.193883	26.14%	191
2016	15.021784	15.216903	1.30%	184
2015	14.442737	15.021784	4.01%	190
2014	13.446418	14.442737	7.41%	523
2013	9.687197	13.446418	38.81%	578
2012*	10.000000	9.687197	-3.13%	637
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.039451	18.923195	25.82%	11,182
2016	14.883132	15.039451	1.05%	3,398
2015	14.344494	14.883132	3.76%	5,352
2014	13.388424	14.344494	7.14%	5,489
2013	9.668984	13.388424	38.47%	18,403
2012*	10.000000	9.668984	-3.31%	16,472
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	21.281051	23.856630	12.10%	0
2016	19.484731	21.281051	9.22%	0
2015	20.876180	19.484731	-6.67%	13
2014	19.488799	20.876180	7.12%	298
2013	15.223058	19.488799	28.02%	352
2012	13.495880	15.223058	12.80%	506
2011	13.633677	13.495880	-1.01%	1,093
2010	12.563847	13.633677	8.52%	1,164
2009	9.886641	12.563847	27.08%	4,508
2008	14.288332	9.886641	-30.81%	4,895
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	15.074787	16.579155	9.98%	7,250
2016	13.219534	15.074787	14.03%	7,250
2015	13.659642	13.219534	-3.22%	4,980
2014	12.647981	13.659642	8.00%	5,134
2013	10.200467	12.647981	23.99%	5,163
2012	9.148049	10.200467	11.50%	10,535
2011*	10.000000	9.148049	-8.52%	11,352
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	13.305245	14.898949	11.98%	0
2016	13.164025	13.305245	1.07%	0
2015	13.489953	13.164025	-2.42%	0
2014	11.882115	13.489953	13.53%	0
2013	11.679181	11.882115	1.74%	0
2012	9.203415	11.679181	26.90%	0
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
2009	6.553935	8.538322	30.28%	0
2008	11.954006	6.553935	-45.17%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	20.149606	23.117515	14.73%	0
2016	22.975594	20.149606	-12.30%	0
2015	22.484738	22.975594	2.18%	0
2014	18.969305	22.484738	18.53%	0
2013	13.626689	18.969305	39.21%	0
2012	11.379528	13.626689	19.75%	0
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
2009	8.379600	10.596976	26.46%	0
2008	11.852043	8.379600	-29.30%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	22.695489	27.651523	21.84%	0
2016	23.016504	22.695489	-1.39%	0
2015	23.794806	23.016504	-3.27%	0
2014	23.943666	23.794806	-0.62%	0
2013	20.311395	23.943666	17.88%	0
2012	17.749710	20.311395	14.43%	0
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
2009	12.831054	17.188194	33.96%	0
2008	21.728168	12.831054	-40.95%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.927832	15.817389	13.57%	3,125
2016	12.425537	13.927832	12.09%	3,079
2015	13.105711	12.425537	-5.19%	1,000
2014	12.701777	13.105711	3.18%	1,011
2013	9.982237	12.701777	27.24%	462
2012*	10.000000	9.982237	-0.18%	2
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	14.049911	16.998233	20.98%	21,745
2016	14.103556	14.049911	-0.38%	18,218
2015	14.092006	14.103556	0.08%	35,819
2014	13.210982	14.092006	6.67%	34,295
2013	9.763789	13.210982	35.31%	37,218
2012*	10.000000	9.763789	-2.36%	40,179
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	26.588535	31.149076	17.15%	79,878
2016	27.550399	26.588535	-3.49%	112,592
2015	30.347571	27.550399	-9.22%	154,505
2014	32.341410	30.347571	-6.16%	199,047
2013	26.093716	32.341410	23.94%	268,887
2012	22.105593	26.093716	18.04%	261,519
2011	24.050210	22.105593	-8.09%	302,769
2010	22.342511	24.050210	7.64%	274,270
2009*	10.000000	22.342511	23.86%	171,698

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.707080	30.334128	5.67%	115,837
2016	24.944076	28.707080	15.09%	127,658
2015	26.935448	24.944076	-7.39%	116,784
2014	26.685518	26.935448	0.94%	194,145
2013	24.381549	26.685518	9.45%	259,521
2012	20.748259	24.381549	17.51%	92,978
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	24.348446	30.604479	25.69%	41,791
2016	23.164653	24.348446	5.11%	45,792
2015	24.821492	23.164653	-6.68%	60,189
2014	23.231361	24.821492	6.84%	35,592
2013	18.050286	23.231361	28.70%	24,050
2012	16.047707	18.050286	12.48%	13,411
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.932204	10.167961	2.37%	100,749
2016	9.809271	9.932204	1.25%	97,418
2015*	10.000000	9.809271	-1.91%	37,884
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
2008	14.498321	9.591663	-33.84%	400,186
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.976574	11.365718	26.62%	242,691
2016	7.503267	8.976574	19.64%	194,646
2015	9.475673	7.503267	-20.82%	116,502
2014*	10.000000	9.475673	-5.24%	51,673
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.997674	10.285572	2.88%	12,966
2016*	10.000000	9.997674	-0.02%	7,863
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.724931	17.174720	25.14%	35,413
2016	12.735637	13.724931	7.77%	24,976
2015	13.139716	12.735637	-3.08%	30,640
2014	14.340463	13.139716	-8.37%	44,438
2013	10.252190	14.340463	39.88%	117,997
2012*	10.000000	10.252190	2.52%	11,888

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	19.299330	22.432877	16.24%	661,440
2016	17.124839	19.299330	12.70%	745,939
2015	17.452091	17.124839	-1.88%	824,001
2014	15.988307	17.452091	9.16%	886,431
2013	11.904227	15.988307	34.31%	999,401
2012	10.371441	11.904227	14.78%	1,060,251
2011	10.519780	10.371441	-1.41%	1,202,150
2010	9.549524	10.519780	10.16%	1,275,049
2009	7.873436	9.549524	21.29%	1,455,685
2008	11.818795	7.873436	-33.38%	1,259,451
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.826018	14.550013	5.24%	126,346
2016	13.154412	13.826018	5.11%	116,585
2015	13.367602	13.154412	-1.59%	92,357
2014	12.512913	13.367602	6.83%	82,018
2013	12.673091	12.512913	-1.26%	48,811
2012	11.691238	12.673091	8.40%	55,184
2011	11.172115	11.691238	4.65%	94,254
2010	10.527112	11.172115	6.13%	128,276
2009	9.693185	10.527112	8.60%	160,088
2008	10.898298	9.693185	-11.06%	298,563
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.389640	10.467364	11.48%	21,177
2016	8.245371	9.389640	13.88%	22,808
2015*	10.000000	8.245371	-17.55%	3,189

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.899935	19.436391	15.01%	0
2016	16.160374	16.899935	4.58%	0
2015	17.430058	16.160374	-7.28%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.256439	20.087397	16.41%	6,106
2016	15.694478	17.256439	9.95%	6,763
2015	17.068283	15.694478	-8.05%	19,287
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.349187	18.751843	14.70%	741,383
2016	15.142775	16.349187	7.97%	667,262
2015	15.139024	15.142775	0.02%	678,861
2014	14.557717	15.139024	3.99%	674,807
2013	11.921435	14.557717	22.11%	669,019
2012	10.401319	11.921435	14.61%	659,796
2011	10.404216	10.401319	-0.03%	714,148
2010	9.377085	10.404216	10.95%	900,203
2009	7.670922	9.377085	22.24%	1,088,236
2008	11.028289	7.670922	-30.44%	1,132,632
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.207335	12.480021	2.23%	278,015
2016	12.005894	12.207335	1.68%	295,174
2015	12.149105	12.005894	-1.18%	339,785
2014	11.683962	12.149105	3.98%	358,705
2013	12.107662	11.683962	-3.50%	428,602
2012	11.645656	12.107662	3.97%	577,937
2011	11.120547	11.645656	4.72%	645,899
2010	10.592676	11.120547	4.98%	701,913
2009	9.535719	10.592676	11.08%	777,836
2008	10.681685	9.535719	-10.73%	794,864

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.769207	21.754035	29.73%	299,552
2016	16.897976	16.769207	-0.76%	298,296
2015	16.012366	16.897976	5.53%	294,394
2014	15.874540	16.012366	0.87%	335,913
2013	12.458485	15.874540	27.42%	401,219
2012	10.302734	12.458485	20.92%	472,119
2011	11.469029	10.302734	-10.17%	534,290
2010	10.403352	11.469029	10.24%	739,912
2009	7.417275	10.403352	40.26%	793,963
2008	12.203617	7.417275	-39.22%	750,084
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.437829	22.073897	26.59%	447,088
2016	16.141606	17.437829	8.03%	435,471
2015	15.312284	16.141606	5.42%	594,159
2014	14.305178	15.312284	7.04%	795,311
2013	11.142876	14.305178	28.38%	1,070,530
2012	9.582479	11.142876	16.28%	1,201,952
2011	10.150050	9.582479	-5.59%	1,421,918
2010	8.669986	10.150050	17.07%	1,589,193
2009	6.307117	8.669986	37.46%	1,756,831
2008	11.414370	6.307117	-44.74%	1,105,922
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.262722	18.433049	20.77%	321,523
2016	13.870826	15.262722	10.03%	373,501
2015	13.853317	13.870826	0.13%	382,920
2014	12.688489	13.853317	9.18%	416,728
2013	9.633985	12.688489	31.71%	421,332
2012	8.308872	9.633985	15.95%	416,950
2011	8.580214	8.308872	-3.16%	499,025
2010	7.805765	8.580214	9.92%	490,740
2009	6.030005	7.805765	29.45%	431,876
2008	9.829384	6.030005	-38.65%	343,229
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.114556	11.865562	17.31%	821
2016*	10.000000	10.114556	1.15%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.036287	13.638406	23.58%	14,682
2016*	10.000000	11.036287	10.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.734644	16.298033	18.66%	46,609
2016	12.795829	13.734644	7.34%	76,973
2015	13.149156	12.795829	-2.69%	87,066
2014	12.703984	13.149156	3.50%	94,715
2013	9.905989	12.703984	28.25%	85,469
2012	8.610358	9.905989	15.05%	86,747
2011	9.285006	8.610358	-7.27%	117,268
2010	8.154464	9.285006	13.86%	90,673
2009	6.372240	8.154464	27.97%	108,871
2008*	10.000000	6.372240	-36.28%	50,137

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.383683	14.854509	10.99%	121,402
2016	12.733900	13.383683	5.10%	179,563
2015	12.993669	12.733900	-2.00%	223,508
2014	12.577768	12.993669	3.31%	226,819
2013	11.075101	12.577768	13.57%	295,647
2012	10.067963	11.075101	10.00%	251,968
2011	10.302913	10.067963	-2.28%	230,648
2010	9.421327	10.302913	9.36%	200,546
2009	7.938247	9.421327	18.68%	84,820
2008*	10.000000	7.938247	-20.62%	64,965
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.757858	15.781409	14.71%	95,937
2016	12.941897	13.757858	6.30%	149,761
2015	13.241957	12.941897	-2.27%	163,288
2014	12.769136	13.241957	3.70%	156,925
2013	10.632627	12.769136	20.09%	140,594
2012	9.446137	10.632627	12.56%	155,748
2011	9.877084	9.446137	-4.36%	186,816
2010	8.872557	9.877084	11.32%	196,470
2009	7.214380	8.872557	22.98%	66,814
2008*	10.000000	7.214380	-27.86%	70,150
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.480726	13.148522	5.35%	133,601
2016	12.044507	12.480726	3.62%	94,145
2015	12.249919	12.044507	-1.68%	143,025
2014	11.968096	12.249919	2.35%	128,169
2013	11.514872	11.968096	3.94%	135,744
2012	10.814610	11.514872	6.48%	136,361
2011	10.766211	10.814610	0.45%	239,287
2010	10.177342	10.766211	5.79%	266,903
2009	9.091244	10.177342	11.95%	156,907
2008*	10.000000	9.091244	-9.09%	157,876
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.894206	12.384365	13.68%	720
2016	10.419449	10.894206	4.56%	0
2015	10.991334	10.419449	-5.20%	1,820
2014	10.851490	10.991334	1.29%	0
2013*	10.000000	10.851490	8.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.900030	12.717600	16.67%	3,911
2016	10.360659	10.900030	5.21%	72,906
2015	10.996269	10.360659	-5.78%	77,056
2014	10.990343	10.996269	0.05%	75,432
2013*	10.000000	10.990343	9.90%	16,633

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.605030	15.358614	12.89%	149,780
2016	12.867981	13.605030	5.73%	197,873
2015	13.131352	12.867981	-2.01%	274,077
2014	12.677907	13.131352	3.58%	285,292
2013	10.865022	12.677907	16.69%	355,732
2012	9.761924	10.865022	11.30%	392,089
2011	10.090736	9.761924	-3.26%	457,312
2010	9.147371	10.090736	10.31%	454,489
2009	7.573033	9.147371	20.79%	294,696
2008*	10.000000	7.573033	-24.27%	197,967
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.692879	16.013900	16.95%	82,631
2016	12.848490	13.692879	6.57%	127,604
2015	13.170287	12.848490	-2.44%	146,784
2014	12.716502	13.170287	3.57%	179,874
2013	10.330540	12.716502	23.10%	176,549
2012	9.102215	10.330540	13.49%	188,763
2011	9.639659	9.102215	-5.58%	208,141
2010	8.588829	9.639659	12.23%	232,906
2009	6.850462	8.588829	25.38%	156,624
2008*	10.000000	6.850462	-31.50%	81,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.178203	14.343726	8.84%	93,344
2016	12.551452	13.178203	4.99%	115,993
2015	12.808258	12.551452	-2.01%	158,176
2014	12.423929	12.808258	3.09%	180,466
2013	11.275842	12.423929	10.18%	197,581
2012	10.345184	11.275842	9.00%	219,134
2011	10.472530	10.345184	-1.22%	250,160
2010	9.696966	10.472530	8.00%	241,900
2009	8.319130	9.696966	16.56%	203,188
2008*	10.000000	8.319130	-16.81%	80,414
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.804843	14.189139	2.78%	89,603
2016	13.486986	13.804843	2.36%	117,745
2015	13.687124	13.486986	-1.46%	146,345
2014	13.175242	13.687124	3.89%	140,847
2013	13.579823	13.175242	-2.98%	137,007
2012	12.799331	13.579823	6.10%	135,063
2011	12.184889	12.799331	5.04%	119,444
2010	11.378498	12.184889	7.09%	85,104
2009	9.866034	11.378498	15.33%	147,577
2008*	10.000000	9.866034	-1.34%	18,453
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.146913	11.848321	16.77%	13,520
2016	9.196723	10.146913	10.33%	4,393
2015*	10.000000	9.196723	-8.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.123013	11.414046	12.75%	3,306
2016	9.395917	10.123013	7.74%	3,654
2015*	10.000000	9.395917	-6.04%	5,875
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.870612	12.168211	23.28%	148,874
2016	9.913175	9.870612	-0.43%	155,535
2015	10.149211	9.913175	-2.33%	172,653
2014	10.922385	10.149211	-7.08%	206,450
2013	9.112475	10.922385	19.86%	216,756
2012	7.782692	9.112475	17.09%	218,592
2011	9.015626	7.782692	-13.68%	221,649
2010	8.475041	9.015626	6.38%	231,954
2009	6.652935	8.475041	27.39%	227,221
2008	11.802629	6.652935	-43.63%	150,701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.555968	25.286732	17.31%	289,056
2016	19.879984	21.555968	8.43%	371,715
2015	20.273000	19.879984	-1.94%	540,455
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
2008	15.822149	9.897697	-37.44%	1,031,280

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.504352	18.167622	10.08%	145,248
2016	15.674341	16.504352	5.30%	144,863
2015	15.852202	15.674341	-1.12%	158,200
2014	15.302587	15.852202	3.59%	157,088
2013	13.620887	15.302587	12.35%	134,356
2012	12.571832	13.620887	8.34%	132,170
2011	12.580870	12.571832	-0.07%	144,335
2010	11.566339	12.580870	8.77%	151,954
2009*	10.000000	11.566339	15.66%	15,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	19.039571	21.651935	13.72%	8,862
2016	17.840940	19.039571	6.72%	30,693
2015	18.108358	17.840940	-1.48%	32,620
2014	17.376392	18.108358	4.21%	42,419
2013	14.681050	17.376392	18.36%	43,468
2012	13.204625	14.681050	11.18%	43,595
2011	13.456927	13.204625	-1.87%	45,142
2010	12.127012	13.456927	10.97%	44,158
2009*	10.000000	12.127012	21.27%	27,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.220250	15.932763	4.68%	380,581
2016	14.737481	15.220250	3.28%	450,936
2015	14.839530	14.737481	-0.69%	518,763
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
2008	12.395396	11.538170	-6.92%	1,602,433
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.882205	12.291498	12.95%	594
2016	10.393094	10.882205	4.71%	0
2015	10.844254	10.393094	-4.16%	700
2014	10.685836	10.844254	1.48%	3,086
2013*	10.000000	10.685836	6.86%	712
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.941970	12.676781	15.85%	13,464
2016	10.328722	10.941970	5.94%	13,464
2015	10.857195	10.328722	-4.87%	4,132
2014	10.774529	10.857195	0.77%	4,686
2013*	10.000000	10.774529	7.75%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.648557	23.864181	15.57%	680,869
2016	19.216267	20.648557	7.45%	751,666
2015	19.543192	19.216267	-1.67%	823,139
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330
2008	15.171662	10.310131	-32.04%	2,775,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.400969	18.823748	8.18%	465,737
2016	16.619627	17.400969	4.70%	584,121
2015	16.784147	16.619627	-0.98%	689,512
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
2008	13.313383	11.203036	-15.85%	2,332,755
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.370044	12.074779	16.44%	19,609
2016	9.644855	10.370044	7.52%	18,380
2015	9.961197	9.644855	-3.18%	13,381
2014*	10.000000	9.961197	-0.39%	6,290

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.982508	13.238695	20.54%	3,362
2016	10.075484	10.982508	9.00%	7,636
2015	10.157736	10.075484	-0.81%	6,491
2014*	10.000000	10.157736	1.58%	93
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
2013	15.730079	18.909099	20.21%	0
2012	13.700520	15.730079	14.81%	0
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
2009*	10.000000	13.492345	34.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.863277	10.791949	21.76%	115,422
2016	8.503704	8.863277	4.23%	146,136
2015	9.048485	8.503704	-6.02%	182,817
2014*	10.000000	9.048485	-9.52%	218,286

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.464322	20.948196	13.45%	105,665
2016	16.021437	18.464322	15.25%	99,001
2015	16.701364	16.021437	-4.07%	130,301
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.465315	17.518813	13.28%	22,403
2016	13.454417	15.465315	14.95%	24,682
2015	14.066855	13.454417	-4.35%	25,775
2014	12.882216	14.066855	9.20%	32,012
2013	9.631938	12.882216	33.74%	34,651
2012	8.269755	9.631938	16.47%	41,148
2011	8.890554	8.269755	-6.98%	44,339
2010	7.961084	8.890554	11.68%	70,615
2009	6.308238	7.961084	26.20%	112,862
2008*	10.000000	6.308238	-36.92%	6,708
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.489873	17.398820	20.08%	576,554
2016	13.131955	14.489873	10.34%	464,300
2015	13.134064	13.131955	-0.02%	306,556
2014	11.726533	13.134064	12.00%	227,561
2013*	10.000000	11.726533	17.27%	42,753
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.821095	10.887834	0.62%	310,298
2016	10.659012	10.821095	1.52%	349,815
2015	10.798073	10.659012	-1.29%	310,825
2014	10.848061	10.798073	-0.46%	328,142
2013	10.940564	10.848061	-0.85%	336,617
2012	10.669788	10.940564	2.54%	336,630
2011	10.633816	10.669788	0.34%	430,105
2010	10.482149	10.633816	1.45%	539,447
2009	9.880242	10.482149	6.09%	838,424
2008*	10.000000	9.880242	-1.20%	53,151
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.717685	16.645578	13.10%	48,159
2016	12.292863	14.717685	19.73%	48,961
2015	13.047737	12.292863	-5.79%	30,549
2014	12.599409	13.047737	3.56%	17,276
2013*	10.000000	12.599409	25.99%	32,100

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.459678	17.576499	21.56%	52,271
2016	14.436952	14.459678	0.16%	33,376
2015	15.167356	14.436952	-4.82%	36,782
2014	16.670988	15.167356	-9.02%	42,665
2013	14.014699	16.670988	18.95%	45,876
2012	11.834153	14.014699	18.43%	88,025
2011	13.642767	11.834153	-13.26%	106,486
2010	12.951641	13.642767	5.34%	86,768
2009*	10.000000	12.951641	29.52%	158,045
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.889824	12.202334	23.38%	24,104
2016	9.585501	9.889824	3.17%	31,081
2015*	10.000000	9.585501	-4.14%	33,303
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	11.006395	10.999284	-0.06%	268,607
2016	10.977818	11.006395	0.26%	272,304
2015	11.062789	10.977818	-0.77%	326,744
2014	11.101178	11.062789	-0.35%	423,382
2013	11.138943	11.101178	-0.34%	465,957
2012	10.750927	11.138943	3.61%	417,561
2011	10.822506	10.750927	-0.66%	472,531
2010	10.377838	10.822506	4.28%	642,466
2009	9.245267	10.377838	12.25%	737,636
2008	10.781825	9.245267	-14.25%	939,465
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
2008	14.372410	8.620739	-40.02%	105,326
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.545417	30.836826	25.63%	2,571
2016	25.338263	24.545417	-3.13%	2,571
2015	24.705845	25.338263	2.56%	2,990
2014	21.612605	24.705845	14.31%	3,006
2014	21.612605	24.705845	14.31%	3,006
2013	16.818181	21.612605	28.51%	3,006
2012	14.879102	16.818181	13.03%	3,006
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
2009	9.795233	14.021421	43.15%	3,413,858
2008	18.151705	9.795233	-46.04%	4,136,538

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.460330	11.011129	5.27%	163,873
2016	9.912785	10.460330	5.52%	171,381
2015	10.239328	9.912785	-3.19%	199,362
2014	10.052187	10.239328	1.86%	151,633
2013	10.162036	10.052187	-1.08%	195,212
2012*	10.000000	10.162036	1.62%	40,311
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.911654	11.161589	25.25%	102,064
2016	9.248003	8.911654	-3.64%	89,645
2015	9.055435	9.248003	2.13%	43,854
2014*	10.000000	9.055435	-9.45%	19,882
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	19.181290	21.689220	13.07%	147,495
2016	16.403444	19.181290	16.93%	180,277
2015	17.598949	16.403444	-6.79%	201,774
2014	15.873477	17.598949	10.87%	216,950
2013	11.364432	15.873477	39.68%	243,832
2012	9.724523	11.364432	16.86%	585,982
2011	10.039715	9.724523	-3.14%	644,130
2010	8.213490	10.039715	22.23%	258,792
2009	6.044111	8.213490	35.89%	320,371
2008	9.815165	6.044111	-38.42%	329,096
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.569750	11.870281	12.30%	164,271
2016	9.451184	10.569750	11.84%	215,342
2015	10.507208	9.451184	-10.05%	215,449
2014	10.559946	10.507208	-0.50%	223,913
2013	10.649591	10.559946	-0.84%	203,278
2012*	10.000000	10.649591	6.50%	152,258
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.545495	11.467181	8.74%	55,797
2016	9.403826	10.545495	12.14%	41,852
2015	9.724011	9.403826	-3.29%	19,908
2014*	10.000000	9.724011	-2.76%	909
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.385025	12.487731	9.69%	36,725
2016	11.169624	11.385025	1.93%	51,592
2015	12.148449	11.169624	-8.06%	63,807
2014	12.228168	12.148449	-0.65%	77,088
2013	13.213159	12.228168	-7.45%	98,112
2012	12.676918	13.213159	4.23%	186,332
2011	11.804664	12.676918	7.39%	275,754
2010	10.896626	11.804664	8.33%	243,953
2009*	10.000000	10.896626	8.97%	168,957
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.770823	11.805296	0.29%	513,602
2016	11.730320	11.770823	0.35%	662,443
2015	11.818150	11.730320	-0.74%	706,322
2014	11.842883	11.818150	-0.21%	709,655
2013	11.984302	11.842883	-1.18%	874,724
2012	11.441627	11.984302	4.74%	943,718
2011	11.435807	11.441627	0.05%	925,521
2010	10.976283	11.435807	4.19%	883,142
2009*	10.000000	10.976283	9.76%	562,159

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	14.129521	14.508175	2.68%	0
2016	13.561262	14.129521	4.19%	0
2015	14.071930	13.561262	-3.63%	0
2014	13.780892	14.071930	2.11%	0
2013	15.325691	13.780892	-10.08%	0
2012	14.227499	15.325691	7.72%	0
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
2009	10.246955	12.011704	17.22%	0
2008	11.126839	10.246955	-7.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.138800	10.274247	1.34%	57,904
2016*	10.000000	10.138800	1.39%	38,778
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.893091	16.517285	3.93%	0
2016	15.625450	15.893091	1.71%	0
2015	15.706903	15.625450	-0.52%	0
2014	15.208022	15.706903	3.28%	0
2013	15.660131	15.208022	-2.89%	0
2012	14.425803	15.660131	8.56%	0
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
2009	11.622341	13.126868	12.95%	0
2008	11.201860	11.622341	3.75%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.993585	11.413982	3.82%	509,618
2016	10.819217	10.993585	1.61%	495,096
2015	10.886452	10.819217	-0.62%	495,021
2014	10.551151	10.886452	3.18%	517,024
2013	10.875633	10.551151	-2.98%	626,066
2012	10.027535	10.875633	8.46%	540,428
2011*	10.000000	10.027535	0.28%	219,086
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.857129	12.358979	25.38%	3,571
2016*	10.000000	9.857129	-1.43%	2,473
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	14.039259	14.627292	4.19%	0
2016	11.839734	14.039259	18.58%	0
2015	13.654352	11.839734	-13.29%	0
2014	14.296917	13.654352	-4.49%	0
2013	11.930272	14.296917	19.84%	0
2012	11.193707	11.930272	6.58%	0
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
2009	6.380097	9.987553	56.54%	0
2008	11.354550	6.380097	-43.81%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	18.769286	23.510013	25.26%	10,986
2016	18.238338	18.769286	2.91%	11,099
2015	19.005047	18.238338	-4.03%	12,260
2014	17.411452	19.005047	9.15%	13,818
2013	13.125240	17.411452	32.66%	17,316
2012	11.396227	13.125240	15.17%	19,368
2011	12.348357	11.396227	-7.71%	22,634
2010	11.096887	12.348357	11.28%	26,598
2009	8.817241	11.096887	25.85%	35,961
2008	14.327086	8.817241	-38.46%	48,976
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.693383	30.784208	24.67%	43,052
2016	23.137199	24.693383	6.73%	44,818
2015	24.052410	23.137199	-3.81%	73,403
2014	24.747755	24.052410	-2.81%	82,783
2013	16.631164	24.747755	48.80%	103,475
2012	15.565826	16.631164	6.84%	70,655
2011	16.471980	15.565826	-5.50%	93,675
2010	13.117881	16.471980	25.57%	365,344
2009*	10.000000	13.117881	31.18%	189,445

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.631281	13.164619	13.18%	185
2016	11.365872	11.631281	2.34%	201
2015	11.631889	11.365872	-2.29%	218
2014	11.275057	11.631889	3.16%	235
2013	10.174780	11.275057	10.81%	0
2012*	10.000000	10.174780	1.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.778413	22.097333	11.72%	16,121
2016	16.008697	19.778413	23.55%	26,134
2015	17.146735	16.008697	-6.64%	17,355
2014	15.897712	17.146735	7.86%	20,082
2013	11.667260	15.897712	36.26%	39,180
2012	9.948060	11.667260	17.28%	45,012
2011	10.996448	9.948060	-9.53%	57,694
2010	8.774401	10.996448	25.32%	64,817
2009	6.212785	8.774401	41.23%	29,499
2008*	10.000000	6.212785	-37.87%	23,245
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	14.165990	14.539656	2.64%	134,568
2016	13.707291	14.165990	3.35%	141,181
2015	14.196123	13.707291	-3.44%	148,741
2014	13.881458	14.196123	2.27%	178,394
2013	15.320779	13.881458	-9.39%	226,966
2012	14.411503	15.320779	6.31%	397,085
2011	13.026694	14.411503	10.63%	526,493
2010	12.517472	13.026694	4.07%	435,430
2009	11.472061	12.517472	9.11%	483,528
2008	11.775007	11.472061	-2.57%	544,881
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	25.984484	30.995515	19.28%	190,578
2016	23.127802	25.984484	12.35%	221,657
2015	24.752671	23.127802	-6.56%	250,048
2014	22.223941	24.752671	11.38%	280,905
2013	16.527865	22.223941	34.46%	318,197
2012	14.549914	16.527865	13.59%	377,631
2011	14.253017	14.549914	2.08%	479,362
2010	12.612643	14.253017	13.01%	583,223
2009	10.787804	12.612643	16.92%	691,814
2008	16.658540	10.787804	-35.24%	854,239

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	17.879854	23.225623	29.90%	0
2016	19.110762	17.879854	-6.44%	0
2015	19.158542	19.110762	-0.25%	0
2014	20.479852	19.158542	-6.45%	0
2013	16.899395	20.479852	21.19%	0
2012	14.089025	16.899395	19.95%	0
2011	16.179449	14.089025	-12.92%	0
2010	14.425245	16.179449	12.16%	0
2009	10.892961	14.425245	32.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	24.318274	26.891231	10.58%	46,264
2016	19.993686	24.318274	21.63%	64,273
2015	20.489197	19.993686	-2.42%	40,038
2014	17.776690	20.489197	15.26%	95,672
2013	13.800221	17.776690	28.81%	118,392
2012	11.983301	13.800221	15.16%	124,649
2011	12.188624	11.983301	-1.68%	136,489
2010	10.323940	12.188624	18.06%	73,158
2009	8.025125	10.323940	28.65%	109,099
2008	10.715161	8.025125	-25.10%	118,703
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	35.667434	38.400619	7.66%	0
2016	29.902662	35.667434	19.28%	0
2015	31.425337	29.902662	-4.85%	0
2014	28.071049	31.425337	11.95%	0
2013	21.525284	28.071049	30.41%	0
2012	18.977164	21.525284	13.43%	0
2011	18.975946	18.977164	0.01%	0
2010	16.899159	18.975946	12.29%	0
2009	14.241082	16.899159	18.66%	983,561
2008	19.645444	14.241082	-27.51%	1,311,298
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.245721	12.969548	15.33%	14,652
2016	9.787254	11.245721	14.90%	6,867
2015*	10.000000	9.787254	-2.13%	719
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.717097	17.693395	12.57%	146,097
2016	15.293505	15.717097	2.77%	137,613
2015	15.604181	15.293505	-1.99%	186,697
2014	15.463001	15.604181	0.91%	210,076
2013	13.651231	15.463001	13.27%	258,374
2012	12.539643	13.651231	8.86%	238,678
2011	13.144517	12.539643	-4.60%	223,472
2010	12.096493	13.144517	8.66%	165,795
2009*	10.000000	12.096493	20.96%	117,603

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.319435	10.939688	6.01%	10,316
2016	9.239041	10.319435	11.69%	6,295
2015*	10.000000	9.239041	-7.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.956404	10.173147	2.18%	10,273
2016	9.815330	9.956404	1.44%	4,612
2015*	10.000000	9.815330	-1.85%	4,112
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.227850	2.28%	1,272
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.405275	17.044916	10.64%	14,509
2016	11.870448	15.405275	29.78%	15,375
2015	12.818720	11.870448	-7.40%	11,337
2014	12.259406	12.818720	4.56%	9,194
2013*	10.000000	12.259406	22.59%	6,000
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.010597	13.679240	13.89%	31,670
2016	10.530718	12.010597	14.05%	12,143
2015	10.911642	10.530718	-3.49%	10,891
2014*	10.000000	10.911642	9.12%	7,224
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.150999	34.665556	11.28%	79,423
2016	25.026297	31.150999	24.47%	82,604
2015	25.882004	25.026297	-3.31%	78,140
2014	24.869735	25.882004	4.07%	102,303
2013	17.852351	24.869735	39.31%	127,531
2012	15.580463	17.852351	14.58%	129,515
2011	15.649449	15.580463	-0.44%	155,069
2010	12.562820	15.649449	24.57%	165,962
2009	10.149615	12.562820	23.78%	168,047
2008	14.839817	10.149615	-31.61%	214,304
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	26.866771	32.328096	20.33%	1,474,336
2016	24.293415	26.866771	10.59%	1,640,552
2015	24.270104	24.293415	0.10%	1,841,440
2014	21.613753	24.270104	12.29%	2,064,487
2013	16.535927	21.613753	30.71%	2,324,183
2012	14.432061	16.535927	14.58%	2,612,721
2011	14.308870	14.432061	0.86%	3,100,298
2010	12.585815	14.308870	13.69%	3,684,003
2009	10.062942	12.585815	25.07%	4,275,483
2008	16.170834	10.062942	-37.77%	4,958,666

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.932403	23.901355	14.18%	209,991
2016	19.156131	20.932403	9.27%	228,620
2015	19.988186	19.156131	-4.16%	278,333
2014	17.796040	19.988186	12.32%	322,420
2013	13.380390	17.796040	33.00%	352,263
2012	12.070442	13.380390	10.85%	401,210
2011	12.083213	12.070442	-0.11%	504,512
2010	10.630246	12.083213	13.67%	577,818
2009	8.027789	10.630246	32.42%	686,216
2008	12.365924	8.027789	-35.08%	793,779
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	25.245685	31.825387	26.06%	227,167
2016	23.632144	25.245685	6.83%	254,199
2015	24.475002	23.632144	-3.44%	287,904
2014	22.871538	24.475002	7.01%	339,588
2013	19.076675	22.871538	19.89%	379,603
2012	17.449767	19.076675	9.32%	469,264
2011	16.168539	17.449767	7.92%	528,060
2010	14.162455	16.168539	14.16%	518,234
2009	11.672356	14.162455	21.33%	533,451
2008	16.736097	11.672356	-30.26%	653,525
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.937474	19.005884	27.24%	0
2016	15.309313	14.937474	-2.43%	0
2015	15.896463	15.309313	-3.69%	0
2014	17.707332	15.896463	-10.23%	0
2013	14.542304	17.707332	21.76%	0
2012	13.038111	14.542304	11.54%	0
2011	16.155208	13.038111	-19.29%	0
2010	15.622319	16.155208	3.41%	0
2009	12.048329	15.622319	29.66%	0
2008	19.416758	12.048329	-37.95%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	19.647384	24.252094	23.44%	0
2016	16.951497	19.647384	15.90%	0
2015	17.521677	16.951497	-3.25%	0
2014	17.420910	17.521677	0.58%	0
2013	11.845831	17.420910	47.06%	0
2012	9.924849	11.845831	19.36%	0
2011	11.636020	9.924849	-14.71%	0
2010	8.961873	11.636020	29.84%	0
2009	7.182300	8.961873	24.78%	0
2008	11.625206	7.182300	-38.22%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.500393	10.753538	2.41%	92,281
2016	9.735259	10.500393	7.86%	105,469
2015	9.932141	9.735259	-1.98%	12,909
2014*	10.000000	9.932141	-0.68%	148,714
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	19.185486	19.760652	3.00%	233,756
2016	18.664970	19.185486	2.79%	256,643
2015	18.899515	18.664970	-1.24%	289,766
2014	18.392764	18.899515	2.76%	339,674
2013	18.388240	18.392764	0.02%	376,672
2012	16.928626	18.388240	8.62%	453,489
2011	16.719227	16.928626	1.25%	507,129
2010	15.564423	16.719227	7.42%	615,786
2009	13.054027	15.564423	19.23%	701,991
2008	14.222387	13.054027	-8.21%	857,243
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	15.010229	16.791079	11.86%	42,864
2016	14.401391	15.010229	4.23%	54,658
2015	14.592354	14.401391	-1.31%	59,009
2014	14.125376	14.592354	3.31%	72,934
2013	12.582873	14.125376	12.26%	87,277
2012	11.380433	12.582873	10.57%	113,752
2011	11.527901	11.380433	-1.28%	102,392
2010	10.328728	11.527901	11.61%	143,575
2009	8.403407	10.328728	22.91%	103,132
2008	11.329331	8.403407	-25.83%	99,152
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.973187	17.265470	15.31%	121,994
2016	14.262218	14.973187	4.98%	109,549
2015	14.459262	14.262218	-1.36%	105,247
2014	13.954439	14.459262	3.62%	122,677
2013	12.155915	13.954439	14.80%	123,919
2012	10.848307	12.155915	12.05%	128,351
2011	11.082298	10.848307	-2.11%	119,934
2010	9.774839	11.082298	13.38%	123,519
2009	7.667234	9.774839	27.49%	116,725
2008	11.509817	7.667234	-33.39%	97,946

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	15.255690	18.247750	19.61%	65,023
2016	14.466152	15.255690	5.46%	61,740
2015	14.661531	14.466152	-1.33%	85,431
2014	14.123048	14.661531	3.81%	117,469
2013	11.741595	14.123048	20.28%	143,498
2012	10.270382	11.741595	14.32%	197,838
2011	10.661357	10.270382	-3.67%	206,459
2010	9.283635	10.661357	14.84%	128,030
2009	7.136287	9.283635	30.09%	28,615
2008	11.640855	7.136287	-38.70%	26,561
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.456232	12.020293	14.96%	41,039
2016*	10.000000	10.456232	4.56%	3,832
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	36.608108	44.130525	20.55%	0
2016	34.265810	36.608108	6.84%	0
2015	34.419911	34.265810	-0.45%	0
2014	31.093398	34.419911	10.70%	0
2013	23.948501	31.093398	29.83%	0
2012	20.799007	23.948501	15.14%	0
2011	21.577664	20.799007	-3.61%	0
2010	18.611361	21.577664	15.94%	0
2009	13.857191	18.611361	34.31%	2,968,741
2008	24.391589	13.857191	-43.19%	3,493,872
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	11.287858	10.865150	-3.74%	92,404
2016	8.540066	11.287858	32.18%	137,267
2015	10.885073	8.540066	-21.54%	141,129
2014	12.604111	10.885073	-13.64%	157,871
2013	10.255217	12.604111	22.90%	163,673
2012	9.890772	10.255217	3.68%	227,641
2011	10.538412	9.890772	-6.15%	271,480
2010	8.933420	10.538412	17.97%	341,135
2009	6.114694	8.933420	46.10%	301,375
2008	13.546513	6.114694	-54.86%	390,627
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.714838	28.718204	11.68%	942,881
2016	22.029907	25.714838	16.73%	1,067,829
2015	23.201027	22.029907	-5.05%	1,178,988
2014	21.570274	23.201027	7.56%	1,354,910
2013	17.020355	21.570274	26.73%	1,538,102
2012	14.671056	17.020355	16.01%	1,785,509
2011	14.692756	14.671056	-0.15%	2,155,634
2010	12.895417	14.692756	13.94%	2,489,316
2009	10.017338	12.895417	28.73%	2,917,312
2008	17.660570	10.017338	-43.28%	3,432,166

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.284782	13.028134	15.45%	8,209
2016*	10.000000	11.284782	12.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	19.492205	25.936414	33.06%	0
2016	19.640064	19.492205	-0.75%	0
2015	18.807518	19.640064	4.43%	0
2014	16.946463	18.807518	10.98%	0
2013	12.424045	16.946463	36.40%	0
2012	10.505213	12.424045	18.27%	0
2011	10.384689	10.505213	1.16%	0
2010	8.482944	10.384689	22.42%	0
2009	5.880224	8.482944	44.26%	635,595
2008	13.217187	5.880224	-55.51%	729,057
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	24.962997	33.364660	33.66%	868,021
2016	25.035799	24.962997	-0.29%	978,757
2015	23.622665	25.035799	5.98%	1,143,308
2014	21.460257	23.622665	10.08%	1,273,501
2013	15.915119	21.460257	34.84%	1,397,161
2012	14.034839	15.915119	13.40%	1,631,711
2011	14.156321	14.034839	-0.86%	1,953,914
2010	11.526370	14.156321	22.82%	2,325,910
2009	9.085429	11.526370	26.87%	2,629,472
2008	17.392554	9.085429	-47.76%	3,049,496
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.016397	18.037919	6.00%	330,795
2016	15.027964	17.016397	13.23%	377,199
2015	15.772126	15.027964	-4.72%	440,688
2014	15.762063	15.772126	0.06%	375,152
2013	15.037984	15.762063	4.82%	426,617
2012	13.301930	15.037984	13.05%	508,807
2011	12.928451	13.301930	2.89%	573,768
2010	11.476637	12.928451	12.65%	721,426
2009	8.062994	11.476637	42.34%	891,311
2008	10.868496	8.062994	-25.81%	1,096,674
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	15.169549	15.642757	3.12%	173,227
2016	14.644600	15.169549	3.58%	200,097
2015	14.897659	14.644600	-1.70%	211,817
2014	14.229382	14.897659	4.70%	239,982
2013	14.649928	14.229382	-2.87%	276,800
2012	13.991130	14.649928	4.71%	343,956
2011	13.181865	13.991130	6.14%	422,486
2010	12.365423	13.181865	6.60%	528,011
2009	10.797887	12.365423	14.52%	538,021
2008	11.284455	10.797887	-4.31%	447,820

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	18.381951	21.966424	19.50%	139,152
2016	16.561127	18.381951	10.99%	144,596
2015	16.983121	16.561127	-2.48%	173,571
2014	16.153726	16.983121	5.13%	202,554
2013	11.992168	16.153726	34.70%	235,519
2012	10.556458	11.992168	13.60%	307,843
2011	11.942772	10.556458	-11.61%	388,311
2010	9.372999	11.942772	27.42%	647,950
2009	6.761895	9.372999	38.61%	486,143
2008	11.291310	6.761895	-40.11%	403,373
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.736198	21.557234	28.81%	165,228
2016	17.817304	16.736198	-6.07%	197,853
2015	17.390273	17.817304	2.46%	242,565
2014	19.126852	17.390273	-9.08%	166,220
2013	14.818598	19.126852	29.07%	190,621
2012	12.417831	14.818598	19.33%	219,733
2011	15.153734	12.417831	-18.05%	251,311
2010	13.546674	15.153734	11.86%	310,435
2009	10.822284	13.546674	25.17%	358,898
2008	19.474104	10.822284	-44.43%	426,685
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.220635	2.21%	645
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.391698	28.787456	18.02%	20,427
2016	22.504288	24.391698	8.39%	21,847
2015	23.447882	22.504288	-4.02%	28,945
2014	22.199072	23.447882	5.63%	44,347
2013	17.189771	22.199072	29.14%	58,653
2012	13.661389	17.189771	25.83%	76,384
2011	15.138605	13.661389	-9.76%	90,570
2010	12.092427	15.138605	25.19%	119,808
2009	7.760370	12.092427	55.82%	126,956
2008	16.055325	7.760370	-51.66%	129,902
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.443396	14.903583	10.86%	12,095
2016	11.997500	13.443396	12.05%	13,900
2015	12.921518	11.997500	-7.15%	26,222
2014	12.690594	12.921518	1.82%	31,787
2013	10.356869	12.690594	22.53%	49,494
2012	9.070900	10.356869	14.18%	42,034
2011	9.305820	9.070900	-2.52%	68,180
2010	8.525575	9.305820	9.15%	47,102
2009	6.611583	8.525575	28.95%	23,733
2008*	10.000000	6.611583	-33.88%	14,415

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.371076	17.775597	8.58%	217,732
2016	14.502291	16.371076	12.89%	292,536
2015	15.760581	14.502291	-7.98%	301,522
2014	15.217360	15.760581	3.57%	450,798
2013	13.490332	15.217360	12.80%	465,775
2012	12.096411	13.490332	11.52%	454,445
2011	11.933820	12.096411	1.36%	414,307
2010	10.698512	11.933820	11.55%	426,619
2009	7.969709	10.698512	34.24%	460,354
2008	11.444186	7.969709	-30.36%	424,860
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.760613	20.551925	9.55%	60,189
2016	14.555609	18.760613	28.89%	73,352
2015	15.875348	14.555609	-8.31%	60,720
2014	15.944640	15.875348	-0.43%	72,867
2013	11.821668	15.944640	34.88%	83,718
2012	10.086639	11.821668	17.20%	99,323
2011	10.586383	10.086639	-4.72%	148,314
2010	8.339615	10.586383	26.94%	221,555
2009	6.522202	8.339615	27.87%	241,653
2008	9.835570	6.522202	-33.69%	220,866
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.667423	12.048490	39.01%	58,825
2016	7.454544	8.667423	16.27%	55,055
2015	9.365850	7.454544	-20.41%	53,816
2014*	10.000000	9.365850	-6.34%	54,383
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.598288	20.388173	15.85%	0
2016	16.536968	17.598288	6.42%	0
2015	17.828677	16.536968	-7.25%	0
2014	20.208851	17.828677	-11.78%	0
2013	16.559049	20.208851	22.04%	0
2012	14.103886	16.559049	17.41%	0
2011	15.907609	14.103886	-11.34%	0
2010	14.785531	15.907609	7.59%	0
2009	10.874258	14.785531	35.97%	0
2008	18.379021	10.874258	-40.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.522145	9.845574	15.53%	64,183
2016	8.031699	8.522145	6.11%	80,921
2015	8.676128	8.031699	-7.43%	78,816
2014*	10.000000	8.676128	-13.24%	99,912

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.672247	9.760190	0.91%	243,230
2016	9.490797	9.672247	1.91%	276,612
2015	10.017907	9.490797	-5.26%	329,260
2014*	10.000000	10.017907	0.18%	394,834
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.414969	12.782888	11.98%	0
2016	11.050647	11.414969	3.30%	0
2015	11.851691	11.050647	-6.76%	0
2014	11.517013	11.851691	2.91%	0
2013	10.243635	11.517013	12.43%	0
2012*	10.000000	10.243635	2.44%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.219683	10.489535	2.64%	0
2016	10.372805	10.219683	-1.48%	10,783
2015	10.287394	10.372805	0.83%	19,547
2014	9.928680	10.287394	3.61%	4,931
2013*	10.000000	9.928680	-0.71%	3,744
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	13.175045	15.007738	13.91%	0
2016	12.056778	13.175045	9.28%	0
2015	12.260247	12.056778	-1.66%	0
2014	11.793902	12.260247	3.95%	0
2013	9.987008	11.793902	18.09%	0
2012	8.654107	9.987008	15.40%	0
2011	10.382387	8.654107	-16.65%	0
2010	9.064980	10.382387	14.53%	0
2009	7.647681	9.064980	18.53%	0
2008	12.537709	7.647681	-39.00%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.953939	19.691282	23.43%	0
2016	14.831305	15.953939	7.57%	0
2015	14.993013	14.831305	-1.08%	0
2014	13.396296	14.993013	11.92%	0
2013	10.367414	13.396296	29.22%	0
2012	9.044186	10.367414	14.63%	0
2011	9.548458	9.044186	-5.28%	0
2010	7.767176	9.548458	22.93%	0
2009	5.449793	7.767176	42.52%	0
2008	9.169554	5.449793	-40.57%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	16.092958	18.224717	13.25%	0
2016	15.048940	16.092958	6.94%	0
2015	15.184676	15.048940	-0.89%	0
2014	14.373520	15.184676	5.64%	0
2013	12.698918	14.373520	13.19%	0
2012	11.323016	12.698918	12.15%	0
2011	11.362866	11.323016	-0.35%	0
2010	10.381151	11.362866	9.46%	0
2009	8.346817	10.381151	24.37%	0
2008	11.581225	8.346817	-27.93%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.776813	21.336160	13.63%	0
2016	15.455336	18.776813	21.49%	0
2015	16.381490	15.455336	-5.65%	0
2014	15.376605	16.381490	6.54%	0
2013	11.659492	15.376605	31.88%	0
2012	10.196686	11.659492	14.35%	0
2011	10.767455	10.196686	-5.30%	0
2010	9.326550	10.767455	15.45%	0
2009	7.082789	9.326550	31.68%	0
2008	11.619283	7.082789	-39.04%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	19.490437	20.498905	5.17%	0
2016	16.752081	19.490437	16.35%	0
2015	17.617617	16.752081	-4.91%	0
2014	17.359213	17.617617	1.49%	0
2013	16.329086	17.359213	6.31%	0
2012	14.359514	16.329086	13.72%	0
2011	14.509589	14.359514	-1.03%	0
2010	12.696801	14.509589	14.28%	0
2009	7.424014	12.696801	71.02%	0
2008	10.709817	7.424014	-30.68%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.909617	23.519948	2.66%	0
2016	18.277499	22.909617	25.34%	0
2015	19.770584	18.277499	-7.55%	0
2014	20.250000	19.770584	-2.37%	0
2013	14.952790	20.250000	35.43%	0
2012	12.638651	14.952790	18.31%	0
2011	13.382751	12.638651	-5.56%	0
2010	11.090684	13.382751	20.67%	0
2009	7.184333	11.090684	54.37%	0
2008	11.816368	7.184333	-39.20%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.728127	23.334585	12.57%	0
2016	16.517743	20.728127	25.49%	0
2015	17.900738	16.517743	-7.73%	0
2014	17.917929	17.900738	-0.10%	0
2013	13.575153	17.917929	31.99%	0
2012	11.708263	13.575153	15.95%	0
2011	12.784412	11.708263	-8.42%	0
2010	10.962322	12.784412	16.62%	0
2009	7.693538	10.962322	42.49%	0
2008	10.863570	7.693538	-29.18%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	17.313577	20.977164	21.16%	0
2016	15.414021	17.313577	12.32%	0
2015	15.773886	15.414021	-2.28%	0
2014	14.644322	15.773886	7.71%	0
2013	10.465888	14.644322	39.92%	0
2012	9.476811	10.465888	10.44%	0
2011	9.763610	9.476811	-2.94%	0
2010	7.580604	9.763610	28.80%	0
2009	5.663781	7.580604	33.84%	0
2008	10.840409	5.663781	-47.75%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	16.166488	20.823939	28.81%	0
2016	15.019525	16.166488	7.64%	0
2015	14.381642	15.019525	4.44%	0
2014	12.606107	14.381642	14.08%	0
2013	9.926740	12.606107	26.99%	0
2012	9.056854	9.926740	9.60%	0
2011	9.561356	9.056854	-5.28%	0
2010	8.279519	9.561356	15.48%	0
2009	6.274812	8.279519	31.95%	0
2008	10.072035	6.274812	-37.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	15.181022	19.139005	26.07%	0
2016	14.993922	15.181022	1.25%	0
2015	14.423235	14.993922	3.96%	0
2014	13.435047	14.423235	7.36%	0
2013	9.683891	13.435047	38.74%	0
2012*	10.000000	9.683891	-3.16%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.003991	18.869082	25.76%	13,108
2016	14.855524	15.003991	1.00%	1,218
2015	14.325114	14.855524	3.70%	12,551
2014	13.377090	14.325114	7.09%	4,276
2013	9.665675	13.377090	38.40%	860
2012*	10.000000	9.665675	-3.34%	612

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	21.119207	23.663279	12.05%	0
2016	19.346278	21.119207	9.16%	0
2015	20.738304	19.346278	-6.71%	0
2014	19.369872	20.738304	7.06%	0
2013	15.137803	19.369872	27.96%	0
2012	13.427092	15.137803	12.74%	0
2011	13.571016	13.427092	-1.06%	0
2010	12.512407	13.571016	8.46%	0
2009	9.851133	12.512407	27.01%	0
2008	14.244219	9.851133	-30.84%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	15.031701	16.523439	9.92%	0
2016	13.188380	15.031701	13.98%	0
2015	13.634328	13.188380	-3.27%	0
2014	12.630917	13.634328	7.94%	0
2013	10.191850	12.630917	23.93%	0
2012	9.144944	10.191850	11.45%	0
2011*	10.000000	9.144944	-8.55%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	13.234455	14.812221	11.92%	0
2016	13.100579	13.234455	1.02%	0
2015	13.431716	13.100579	-2.47%	0
2014	11.836795	13.431716	13.47%	0
2013	11.640517	11.836795	1.69%	0
2012	9.177594	11.640517	26.84%	0
2011	9.915507	9.177594	-7.44%	0
2010	8.522965	9.915507	16.34%	0
2009	6.545457	8.522965	30.21%	0
2008	11.944580	6.545457	-45.20%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	20.042454	22.983011	14.67%	0
2016	22.864921	20.042454	-12.34%	0
2015	22.387739	22.864921	2.13%	0
2014	18.897005	22.387739	18.47%	0
2013	13.581595	18.897005	39.14%	0
2012	11.347608	13.581595	19.69%	0
2011	11.026473	11.347608	2.91%	0
2010	10.577912	11.026473	4.24%	0
2009	8.368756	10.577912	26.40%	0
2008	11.842707	8.368756	-29.33%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	22.528014	27.433676	21.78%	0
2016	22.858173	22.528014	-1.44%	0
2015	23.643080	22.858173	-3.32%	0
2014	23.803004	23.643080	-0.67%	0
2013	20.202269	23.803004	17.82%	0
2012	17.663283	20.202269	14.37%	0
2011	19.131046	17.663283	-7.67%	0
2010	17.121761	19.131046	11.74%	0
2009	12.787923	17.121761	33.89%	0
2008	21.666092	12.787923	-40.98%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.895084	15.772259	13.51%	0
2016	12.402556	13.895084	12.03%	0
2015	13.088082	12.402556	-5.24%	0
2014	12.691100	13.088082	3.13%	0
2013	9.978871	12.691100	27.18%	0
2012*	10.000000	9.978871	-0.21%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	14.016771	16.949602	20.92%	3,359
2016	14.077397	14.016771	-0.43%	1,046
2015	14.072981	14.077397	0.03%	6,891
2014	13.199811	14.072981	6.62%	1,250
2013	9.760457	13.199811	35.24%	2,033
2012*	10.000000	9.760457	-2.40%	3,169
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	26.373615	30.881746	17.09%	33,710
2016	27.341469	26.373615	-3.54%	40,375
2015	30.132659	27.341469	-9.26%	64,077
2014	32.128617	30.132659	-6.21%	85,017
2013	25.935111	32.128617	23.88%	100,368
2012	21.982347	25.935111	17.98%	102,025
2011	23.928189	21.982347	-8.13%	124,982
2010	22.240360	23.928189	7.59%	153,502
2009*	10.000000	22.240360	23.80%	126,896
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.475009	30.073764	5.61%	14,270
2016	24.754880	28.475009	15.03%	14,825
2015	26.744660	24.754880	-7.44%	14,548
2014	26.509889	26.744660	0.89%	35,084
2013	24.233318	26.509889	9.39%	62,436
2012	20.632554	24.233318	17.45%	19,110

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	24.206520	30.410788	25.63%	4,003
2016	23.041229	24.206520	5.06%	3,632
2015	24.701715	23.041229	-6.72%	3,580
2014	23.130939	24.701715	6.79%	3,827
2013	17.981332	23.130939	28.64%	4,313
2012	15.994502	17.981332	12.42%	3,534
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.923862	10.154307	2.32%	12,832
2016	9.805966	9.923862	1.20%	12,897
2015*	10.000000	9.805966	-1.94%	1,063
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	17.571050	22.613897	28.70%	625,277
2016	17.409873	17.571050	0.93%	719,759
2015	15.710349	17.409873	10.82%	870,061
2014	14.630190	15.710349	7.38%	967,984
2013	11.290688	14.630190	29.58%	1,094,440
2012	9.208092	11.290688	22.62%	1,306,455
2011	9.994720	9.208092	-7.87%	1,522,206
2010	9.481315	9.994720	5.41%	1,953,262
2009	6.558955	9.481315	44.56%	2,328,469
2008	11.896746	6.558955	-44.87%	2,549,482
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.305577	13.350616	43.47%	492,521
2016	8.255789	9.305577	12.72%	472,544
2015	7.968974	8.255789	3.60%	561,344
2014	7.361377	7.968974	8.25%	647,401
2013	5.492041	7.361377	34.04%	747,475
2012	4.656048	5.492041	17.95%	927,724
2011	5.148743	4.656048	-9.57%	755,557
2010	4.180760	5.148743	23.15%	913,296
2009	2.691581	4.180760	55.33%	1,077,243
2008	4.852573	2.691581	-44.53%	1,248,915
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.981867	14.221543	29.50%	445,182
2016	11.890014	10.981867	-7.64%	520,116
2015	13.169612	11.890014	-9.72%	619,409
2014	15.134062	13.169612	-12.98%	760,250
2013	13.376555	15.134062	13.14%	820,014
2012	11.938394	13.376555	12.05%	1,048,405
2011	17.822175	11.938394	-33.01%	730,101
2010	14.399656	17.822175	23.77%	932,718
2009	8.122484	14.399656	77.28%	1,122,755
2008	17.175015	8.122484	-52.71%	1,336,905

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	28.879606	32.527108	12.63%	86,775
2016	25.433092	28.879606	13.55%	100,304
2015	26.390745	25.433092	-3.63%	106,719
2014	23.158701	26.390745	13.96%	124,083
2013	17.681294	23.158701	30.98%	124,706
2012	14.836997	17.681294	19.17%	108,531
2011	14.669565	14.836997	1.14%	94,318
2010	12.002553	14.669565	22.22%	102,555
2009	9.569106	12.002553	25.43%	113,353
2008	14.471561	9.569106	-33.88%	132,619
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.964482	11.344706	26.55%	6,737
2016	7.496940	8.964482	19.58%	7,063
2015	9.472473	7.496940	-20.86%	9,512
2014*	10.000000	9.472473	-5.28%	8,548
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.994342	10.276977	2.83%	9,636
2016*	10.000000	9.994342	-0.06%	4,156
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.692641	17.125688	25.07%	5,052
2016	12.712083	13.692641	7.71%	3,695
2015	13.122039	12.712083	-3.12%	5,113
2014	14.328410	13.122039	-8.42%	7,473
2013	10.248742	14.328410	39.81%	17,798
2012*	10.000000	10.248742	2.49%	5,199
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	19.195716	22.301218	16.18%	169,766
2016	17.041474	19.195716	12.64%	195,949
2015	17.375901	17.041474	-1.92%	168,456
2014	15.926542	17.375901	9.10%	195,218
2013	11.864212	15.926542	34.24%	233,184
2012	10.341809	11.864212	14.72%	277,466
2011	10.495001	10.341809	-1.46%	277,144
2010	9.531844	10.495001	10.10%	308,071
2009	7.862824	9.531844	21.23%	341,367
2008	11.808856	7.862824	-33.42%	285,159
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.456961	20.662498	25.55%	111,519
2016	16.007842	16.456961	2.81%	115,345
2015	15.208352	16.007842	5.26%	129,364
2014	15.189923	15.208352	0.12%	89,892
2013	12.021326	15.189923	26.36%	89,239
2012	10.474326	12.021326	14.77%	49,906
2011	10.771336	10.474326	-2.76%	23,696
2010*	10.000000	10.771336	7.71%	2,359

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.751770	14.464596	5.18%	20,323
2016	13.090346	13.751770	5.05%	19,093
2015	13.309222	13.090346	-1.64%	8,192
2014	12.464559	13.309222	6.78%	50,242
2013	12.630488	12.464559	-1.31%	9,035
2012	11.657842	12.630488	8.34%	24,282
2011	11.145807	11.657842	4.59%	10,246
2010	10.507625	11.145807	6.07%	17,850
2009	9.680126	10.507625	8.55%	26,033
2008	10.889121	9.680126	-11.10%	65,042
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	31.396954	34.102048	8.62%	19,936
2016	28.685580	31.396954	9.45%	26,817
2015	29.302223	28.685580	-2.10%	28,305
2014	28.756364	29.302223	1.90%	30,195
2013	31.832058	28.756364	-9.66%	32,610
2012	27.258398	31.832058	16.78%	36,249
2011	25.723887	27.258398	5.97%	40,283
2010	23.676404	25.723887	8.65%	47,436
2009	18.366965	23.676404	28.91%	64,808
2008	21.820497	18.366965	-15.83%	74,443
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.381749	10.453305	11.42%	12,141
2016	8.242584	9.381749	13.82%	11,236
2015*	10.000000	8.242584	-17.57%	233
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.775257	19.283295	14.95%	0
2016	16.049230	16.775257	4.52%	0
2015	17.318927	16.049230	-7.33%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.202834	20.014928	16.35%	671
2016	15.653600	17.202834	9.90%	1,481
2015	17.032434	15.653600	-8.10%	1,821
2014	17.567049	17.032434	-3.04%	4,357
2013	13.450849	17.567049	30.60%	5,647
2012	11.080003	13.450849	21.40%	2,389
2011	11.294578	11.080003	-1.90%	2,049
2010*	10.000000	11.294578	12.95%	1,319

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	26.202090	28.191255	7.59%	415,895
2016	21.974730	26.202090	19.24%	469,166
2015	23.188099	21.974730	-5.23%	524,490
2014	20.705987	23.188099	11.99%	650,654
2013	15.856914	20.705987	30.58%	748,723
2012	13.969203	15.856914	13.51%	879,622
2011	14.019351	13.969203	-0.36%	1,062,742
2010	12.480511	14.019351	12.33%	1,200,793
2009*	10.000000	12.480511	24.81%	154
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.261388	18.641751	14.64%	400,198
2016	15.069046	16.261388	7.91%	396,176
2015	15.072919	15.069046	-0.03%	393,914
2014	14.501473	15.072919	3.94%	414,170
2013	11.881362	14.501473	22.05%	419,544
2012	10.371606	11.881362	14.56%	348,442
2011	10.379712	10.371606	-0.08%	327,554
2010	9.359712	10.379712	10.90%	385,636
2009	7.660582	9.359712	22.18%	438,526
2008	11.019006	7.660582	-30.48%	380,554
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.141796	12.406770	2.18%	67,549
2016	11.947450	12.141796	1.63%	65,440
2015	12.096069	11.947450	-1.23%	74,517
2014	11.638820	12.096069	3.93%	98,232
2013	12.066973	11.638820	-3.55%	104,323
2012	11.612405	12.066973	3.91%	128,676
2011	11.094374	11.612405	4.67%	174,624
2010	10.573078	11.094374	4.93%	226,763
2009	9.522883	10.573078	11.03%	267,841
2008	10.672698	9.522883	-10.77%	239,515
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.679124	21.626294	29.66%	101,115
2016	16.815667	16.679124	-0.81%	88,240
2015	15.942400	16.815667	5.48%	105,706
2014	15.813162	15.942400	0.82%	101,642
2013	12.416574	15.813162	27.36%	119,774
2012	10.273265	12.416574	20.86%	169,642
2011	11.442002	10.273265	-10.21%	173,277
2010	10.384069	11.442002	10.19%	212,254
2009	7.407273	10.384069	40.19%	203,058
2008	12.193335	7.407273	-39.25%	168,088

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.344180	21.944322	26.52%	176,592
2016	16.063002	17.344180	7.98%	170,809
2015	15.245408	16.063002	5.36%	196,590
2014	14.249892	15.245408	6.99%	191,289
2013	11.105420	14.249892	28.31%	224,060
2012	9.555100	11.105420	16.23%	250,044
2011	10.126149	9.555100	-5.64%	321,124
2010	8.653939	10.126149	17.01%	337,896
2009	6.298622	8.653939	37.39%	308,661
2008	11.404764	6.298622	-44.77%	323,726
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.188389	18.334045	20.71%	157,617
2016	13.810227	15.188389	9.98%	192,731
2015	13.799770	13.810227	0.08%	197,492
2014	12.645824	13.799770	9.13%	172,835
2013	9.606440	12.645824	31.64%	165,949
2012	8.289310	9.606440	15.89%	126,731
2011	8.564328	8.289310	-3.21%	129,510
2010	7.795247	8.564328	9.87%	174,047
2009	6.024918	7.795247	29.38%	184,271
2008	9.826071	6.024918	-38.68%	137,893
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	21.796987	25.463101	16.82%	127,851
2016	18.675972	21.796987	16.71%	152,739
2015	20.132757	18.675972	-7.24%	205,746
2014	18.628231	20.132757	8.08%	258,322
2013	13.872254	18.628231	34.28%	259,138
2012	11.828607	13.872254	17.28%	272,052
2011	12.232254	11.828607	-3.30%	271,093
2010	10.672453	12.232254	14.62%	327,093
2009	8.386117	10.672453	27.26%	373,569
2008	13.444044	8.386117	-37.62%	497,714
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.111182	11.855620	17.25%	5,402
2016*	10.000000	10.111182	1.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	24.679307	26.084121	5.69%	132,774
2016	21.836663	24.679307	13.02%	180,739
2015	22.647715	21.836663	-3.58%	189,005
2014	22.307546	22.647715	1.52%	210,501
2013	21.044553	22.307546	6.00%	150,356
2012	18.556425	21.044553	13.41%	184,992
2011	18.054198	18.556425	2.78%	211,210
2010	16.116472	18.054198	12.02%	258,006
2009	11.150260	16.116472	44.54%	309,733
2008	15.640680	11.150260	-28.71%	366,391

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.956907	18.488128	23.61%	540,800
2016	13.298679	14.956907	12.47%	590,696
2015	13.579618	13.298679	-2.07%	694,668
2014	12.867586	13.579618	5.53%	853,171
2013	9.037377	12.867586	42.38%	981,532
2012	7.806336	9.037377	15.77%	1,147,505
2011	8.921607	7.806336	-12.50%	1,366,971
2010	7.795091	8.921607	14.45%	1,581,213
2009	5.147620	7.795091	51.43%	1,952,800
2008*	10.000000	5.147620	-48.52%	2,852
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.032603	13.626995	23.52%	1,551
2016*	10.000000	11.032603	10.33%	618
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.740008	19.658707	17.44%	8,092
2016	15.355877	16.740008	9.01%	8,341
2015	15.561390	15.355877	-1.32%	13,335
2014	14.211752	15.561390	9.50%	26,887
2013	10.344916	14.211752	37.38%	32,157
2012	9.371977	10.344916	10.38%	18,837
2011	9.777336	9.371977	-4.15%	21,816
2010	7.991581	9.777336	22.35%	63,821
2009	6.137019	7.991581	30.22%	73,257
2008*	10.000000	6.137019	-38.63%	95,471
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.674704	16.218746	18.60%	18,210
2016	12.746400	13.674704	7.28%	18,320
2015	13.104987	12.746400	-2.74%	18,533
2014	12.667705	13.104987	3.45%	18,252
2013	9.882693	12.667705	28.18%	18,712
2012	8.594467	9.882693	14.99%	18,715
2011	9.272542	8.594467	-7.31%	36,896
2010	8.147615	9.272542	13.81%	41,574
2009	6.370094	8.147615	27.90%	17,936
2008*	10.000000	6.370094	-36.30%	3,577
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.325273	14.782238	10.93%	94,386
2016	12.684695	13.325273	5.05%	70,729
2015	12.949990	12.684695	-2.05%	87,105
2014	12.541812	12.949990	3.25%	120,543
2013	11.049008	12.541812	13.51%	120,737
2012	10.049334	11.049008	9.95%	107,625
2011	10.289034	10.049334	-2.33%	101,948
2010	9.413391	10.289034	9.30%	80,385
2009	7.935567	9.413391	18.62%	55,683
2008*	10.000000	7.935567	-20.64%	14,975

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.697805	15.704616	14.65%	24,701
2016	12.891893	13.697805	6.25%	26,941
2015	13.197457	12.891893	-2.32%	29,883
2014	12.732652	13.197457	3.65%	50,031
2013	10.607594	12.732652	20.03%	50,284
2012	9.428661	10.607594	12.50%	57,886
2011	9.863782	9.428661	-4.41%	58,852
2010	8.865084	9.863782	11.27%	61,452
2009	7.211945	8.865084	22.92%	47,633
2008*	10.000000	7.211945	-27.88%	33,367
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.426212	13.084505	5.30%	61,267
2016	11.997932	12.426212	3.57%	63,005
2015	12.208714	11.997932	-1.73%	68,859
2014	11.933860	12.208714	2.30%	77,078
2013	11.487739	11.933860	3.88%	74,303
2012	10.794592	11.487739	6.42%	73,381
2011	10.751710	10.794592	0.40%	145,153
2010	10.168779	10.751710	5.73%	75,469
2009	9.088186	10.168779	11.89%	24,123
2008*	10.000000	9.088186	-9.12%	8,760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.874053	12.355226	13.62%	431
2016	10.405415	10.874053	4.50%	431
2015	10.982069	10.405415	-5.25%	431
2014	10.847824	10.982069	1.24%	431
2013*	10.000000	10.847824	8.48%	431
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.879866	12.687688	16.62%	0
2016	10.346694	10.879866	5.15%	0
2015	10.986990	10.346694	-5.83%	0
2014	10.986627	10.986990	0.00%	0
2013*	10.000000	10.986627	9.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.545635	15.283857	12.83%	186,130
2016	12.818246	13.545635	5.67%	202,304
2015	13.087205	12.818246	-2.06%	271,959
2014	12.641659	13.087205	3.52%	297,600
2013	10.839429	12.641659	16.63%	329,596
2012	9.743861	10.839429	11.24%	329,703
2011	10.077149	9.743861	-3.31%	322,090
2010	9.139671	10.077149	10.26%	341,150
2009	7.570476	9.139671	20.73%	141,744
2008*	10.000000	7.570476	-24.30%	66,202

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.633108	15.935985	16.89%	49,690
2016	12.798844	13.633108	6.52%	53,735
2015	13.126013	12.798844	-2.49%	56,113
2014	12.680153	13.126013	3.52%	71,176
2013	10.306222	12.680153	23.03%	77,999
2012	9.085382	10.306222	13.44%	96,871
2011	9.626676	9.085382	-5.62%	106,992
2010	8.581591	9.626676	12.18%	96,522
2009	6.848144	8.581591	25.31%	69,030
2008*	10.000000	6.848144	-31.52%	24,389
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.120686	14.273947	8.79%	55,433
2016	12.502964	13.120686	4.94%	62,349
2015	12.765223	12.502964	-2.05%	72,357
2014	12.388432	12.765223	3.04%	76,060
2013	11.249311	12.388432	10.13%	65,048
2012	10.326071	11.249311	8.94%	73,973
2011	10.458440	10.326071	-1.27%	70,440
2010	9.688810	10.458440	7.94%	69,966
2009	8.316322	9.688810	16.50%	53,589
2008*	10.000000	8.316322	-16.84%	52,385
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.141978	13.582971	3.36%	22,101
2016	12.600720	13.141978	4.30%	39,805
2015	12.820324	12.600720	-1.71%	40,989
2014	12.326684	12.820324	4.00%	25,017
2013	12.693841	12.326684	-2.89%	20,496
2012	11.899687	12.693841	6.67%	113,371
2011	11.275945	11.899687	5.53%	146,106
2010	10.639092	11.275945	5.99%	120,907
2009	9.878777	10.639092	7.70%	68,307
2008*	10.000000	9.878777	-1.21%	16,291
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.744608	14.120110	2.73%	17,047
2016	13.434900	13.744608	2.31%	18,189
2015	13.641160	13.434900	-1.51%	20,082
2014	13.137636	13.641160	3.83%	35,907
2013	13.547906	13.137636	-3.03%	29,872
2012	12.775706	13.547906	6.04%	36,743
2011	12.168531	12.775706	4.99%	38,418
2010	11.368954	12.168531	7.03%	26,685
2009	9.862726	11.368954	15.27%	21,123
2008*	10.000000	9.862726	-1.37%	3,181
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.138382	11.832408	16.71%	15,942
2016	9.193618	10.138382	10.28%	537
2015*	10.000000	9.193618	-8.06%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.114499	11.398708	12.70%	1,144
2016	9.392735	10.114499	7.68%	0
2015*	10.000000	9.392735	-6.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	19.680776	27.571177	40.09%	54,088
2016	18.454938	19.680776	6.64%	52,696
2015	22.191025	18.454938	-16.84%	58,974
2014	23.721376	22.191025	-6.45%	69,979
2013	23.783615	23.721376	-0.26%	3,615
2012	20.495524	23.783615	16.04%	6,229
2011	26.669521	20.495524	-23.15%	7,711
2010	23.187976	26.669521	15.01%	7,963
2009	14.341806	23.187976	61.68%	10,956
2008	34.298499	14.341806	-58.19%	14,121
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	18.599021	18.797326	1.07%	605,495
2016	18.648075	18.599021	-0.26%	679,108
2015	18.856941	18.648075	-1.11%	789,625
2014	18.215155	18.856941	3.52%	907,138
2013	19.176856	18.215155	-5.01%	1,082,450
2012	18.796444	19.176856	2.02%	1,331,232
2011	17.701549	18.796444	6.19%	1,530,773
2010	17.064370	17.701549	3.73%	1,961,338
2009	16.785473	17.064370	1.66%	2,267,115
2008	15.739986	16.785473	6.64%	2,951,154
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	11.896418	11.827416	-0.58%	1,117,731
2016	12.015336	11.896418	-0.99%	1,363,471
2015	12.136699	12.015336	-1.00%	1,464,550
2014	12.259284	12.136699	-1.00%	1,571,142
2013	12.383118	12.259284	-1.00%	1,763,581
2012	12.508534	12.383118	-1.00%	2,221,745
2011	12.634528	12.508534	-1.00%	2,730,978
2010	12.762125	12.634528	-1.00%	2,917,515
2009	12.885627	12.762125	-0.96%	4,196,066
2008	12.753859	12.885627	1.03%	6,938,327
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.759112	17.361523	26.18%	147,281
2016	13.778001	13.759112	-0.14%	177,515
2015	14.356035	13.778001	-4.03%	196,176
2014	14.566357	14.356035	-1.44%	228,469
2013	12.486735	14.566357	16.65%	69,250
2012	10.910279	12.486735	14.45%	82,357
2011	12.212830	10.910279	-10.67%	96,838
2010	10.888897	12.212830	12.16%	848
2009	8.478787	10.888897	28.43%	1,311
2008	15.876860	8.478787	-46.60%	2,073

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.817588	12.096756	23.22%	41,171
2016	9.864896	9.817588	-0.48%	32,009
2015	10.104886	9.864896	-2.37%	17,708
2014	10.880192	10.104886	-7.13%	9,477
2013	9.081843	10.880192	19.80%	8,397
2012	7.760455	9.081843	17.03%	4,337
2011	8.994395	7.760455	-13.72%	76,890
2010	8.459351	8.994395	6.32%	12,405
2009	6.643975	8.459351	27.32%	20,011
2008	11.792703	6.643975	-43.66%	17,694
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.394009	25.084116	17.25%	34,194
2016	19.740550	21.394009	8.38%	44,082
2015	20.140975	19.740550	-1.99%	45,317
2014	19.378342	20.140975	3.94%	55,527
2013	15.382677	19.378342	25.98%	80,007
2012	13.406387	15.382677	14.74%	93,646
2011	14.095677	13.406387	-4.89%	112,274
2010	12.420961	14.095677	13.48%	162,894
2009	9.863103	12.420961	25.93%	181,569
2008	15.774819	9.863103	-37.48%	182,923
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.440648	18.088389	10.02%	60,869
2016	15.621703	16.440648	5.24%	66,841
2015	15.806953	15.621703	-1.17%	65,190
2014	15.266599	15.806953	3.54%	62,235
2013	13.595717	15.266599	12.29%	59,807
2012	12.554940	13.595717	8.29%	60,223
2011	12.570282	12.554940	-0.12%	45,033
2010	11.562441	12.570282	8.72%	27,218
2009*	10.000000	11.562441	15.62%	18,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.966074	21.557504	13.66%	5,544
2016	17.781020	18.966074	6.66%	6,921
2015	18.056657	17.781020	-1.53%	6,710
2014	17.335523	18.056657	4.16%	6,373
2013	14.653904	17.335523	18.30%	3,222
2012	13.186879	14.653904	11.12%	2,696
2011	13.445615	13.186879	-1.92%	2,696
2010	12.122932	13.445615	10.91%	4,559
2009*	10.000000	12.122932	21.23%	2,908

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.105982	15.805178	4.63%	97,682
2016	14.634208	15.105982	3.22%	114,076
2015	14.742990	14.634208	-0.74%	137,791
2014	14.334263	14.742990	2.85%	124,348
2013	13.811694	14.334263	3.78%	135,108
2012	13.264997	13.811694	4.12%	202,006
2011	13.017194	13.264997	1.90%	163,000
2010	12.416976	13.017194	4.83%	184,764
2009	11.497875	12.416976	7.99%	210,073
2008	12.358338	11.497875	-6.96%	261,923
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.862084	12.262599	12.89%	0
2016	10.379107	10.862084	4.65%	0
2015	10.835126	10.379107	-4.21%	0
2014	10.682234	10.835126	1.43%	0
2013*	10.000000	10.682234	6.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.921758	12.646996	15.80%	6,263
2016	10.314829	10.921758	5.88%	6,262
2015	10.848059	10.314829	-4.92%	7,249
2014	10.770893	10.848059	0.72%	7,249
2013*	10.000000	10.770893	7.71%	7,249
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.880202	21.108167	11.80%	442,678
2016	17.799036	18.880202	6.07%	515,781
2015	18.039206	17.799036	-1.33%	595,351
2014	17.323850	18.039206	4.13%	703,430
2013	15.004046	17.323850	15.46%	835,935
2012	13.677180	15.004046	9.70%	963,879
2011	13.820641	13.677180	-1.04%	1,234,520
2010	12.586544	13.820641	9.80%	1,618,552
2009	10.671614	12.586544	17.94%	1,806,213
2008	14.034991	10.671614	-23.96%	1,608,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.493448	23.672994	15.51%	114,561
2016	19.081520	20.493448	7.40%	140,508
2015	19.415952	19.081520	-1.72%	163,266
2014	18.685815	19.415952	3.91%	195,078
2013	15.423198	18.685815	21.15%	235,406
2012	13.694906	15.423198	12.62%	256,783
2011	14.133512	13.694906	-3.10%	327,875
2010	12.652379	14.133512	11.71%	466,051
2009	10.274086	12.652379	23.15%	570,966
2008	15.126268	10.274086	-32.08%	679,611

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.270306	18.673004	8.12%	125,434
2016	16.503124	17.270306	4.65%	135,660
2015	16.674919	16.503124	-1.03%	157,597
2014	16.081195	16.674919	3.69%	214,804
2013	14.700786	16.081195	9.39%	239,842
2012	13.744583	14.700786	6.96%	268,058
2011	13.602588	13.744583	1.04%	304,951
2010	12.661628	13.602588	7.43%	376,946
2009	11.163914	12.661628	13.42%	462,962
2008	13.273598	11.163914	-15.89%	575,042
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.727495	31.167269	26.04%	1,814,032
2016	24.101153	24.727495	2.60%	2,040,956
2015	23.164826	24.101153	4.04%	2,150,273
2014	21.506297	23.164826	7.71%	2,516,491
2013	15.890965	21.506297	35.34%	2,892,526
2012	13.524717	15.890965	17.50%	3,460,249
2011	13.973162	13.524717	-3.21%	4,119,003
2010	12.972674	13.973162	7.71%	5,209,087
2009*	10.000000	12.972674	29.73%	22,383
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.357167	12.053720	16.38%	12,437
2016	9.637719	10.357167	7.46%	5,895
2015	9.958855	9.637719	-3.22%	2,504
2014*	10.000000	9.958855	-0.41%	2,625
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.968840	13.215568	20.48%	4,804
2016	10.068012	10.968840	8.95%	5,066
2015	10.155337	10.068012	-0.86%	19,432
2014*	10.000000	10.155337	1.55%	4,035
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	46.922189	53.784297	14.62%	201,371
2016	39.400774	46.922189	19.09%	231,234
2015	40.833571	39.400774	-3.51%	263,418
2014	37.695009	40.833571	8.33%	305,318
2013	28.617979	37.695009	31.72%	346,274
2012	24.607961	28.617979	16.30%	394,658
2011	25.504919	24.607961	-3.52%	457,662
2010	20.413669	25.504919	24.94%	546,456
2009	15.077897	20.413669	35.39%	626,385
2008	23.970996	15.077897	-37.10%	761,996

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	20.040522	21.096840	5.27%	215,073
2016	18.631398	20.040522	7.56%	245,406
2015	19.379711	18.631398	-3.86%	270,967
2014	18.843647	19.379711	2.84%	310,479
2013	19.250429	18.843647	-2.11%	348,269
2012	17.323276	19.250429	11.12%	429,562
2011	16.578115	17.323276	4.49%	472,149
2010	15.142345	16.578115	9.48%	580,478
2009	12.297244	15.142345	23.14%	638,815
2008	15.018347	12.297244	-18.12%	667,699
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.648676	21.975889	24.52%	274,834
2016	18.212903	17.648676	-3.10%	301,521
2015	18.487694	18.212903	-1.49%	348,914
2014	18.864608	18.487694	-2.00%	394,558
2013	15.700986	18.864608	20.15%	0
2012	13.682106	15.700986	14.76%	0
2011	15.240751	13.682106	-10.23%	0
2010	13.487800	15.240751	13.00%	0
2009*	10.000000	13.487800	34.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.851281	10.771922	21.70%	19,618
2016	8.496474	8.851281	4.18%	28,458
2015	9.045355	8.496474	-6.07%	30,592
2014*	10.000000	9.045355	-9.55%	37,925
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.538900	20.030517	28.91%	101,425
2016	15.359106	15.538900	1.17%	111,818
2015	14.999124	15.359106	2.40%	135,549
2014	13.718952	14.999124	9.33%	171,792
2013	10.284552	13.718952	33.39%	195,340
2012	8.928458	10.284552	15.19%	236,813
2011	9.288387	8.928458	-3.88%	265,681
2010	8.122360	9.288387	14.36%	301,669
2009	6.321912	8.122360	28.48%	139,008
2008*	10.000000	6.321912	-36.78%	379
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.402268	20.867294	13.40%	53,016
2016	15.975634	18.402268	15.19%	55,692
2015	16.662041	15.975634	-4.12%	62,179
2014	15.228596	16.662041	9.41%	69,744
2013	11.357454	15.228596	34.08%	92,263
2012	9.738064	11.357454	16.63%	105,285
2011	10.445201	9.738064	-6.77%	92,790
2010*	10.000000	10.445201	4.45%	109,660

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.397824	17.433581	13.22%	0
2016	13.402450	15.397824	14.89%	0
2015	14.019590	13.402450	-4.40%	0
2014	12.845406	14.019590	9.14%	0
2013	9.609265	12.845406	33.68%	303
2012	8.254459	9.609265	16.41%	4,587
2011	8.878589	8.254459	-7.03%	5,373
2010	7.954382	8.878589	11.62%	12,053
2009	6.306107	7.954382	26.14%	30,148
2008*	10.000000	6.306107	-36.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.685929	19.837048	26.46%	531,723
2016	14.881775	15.685929	5.40%	633,479
2015	15.059962	14.881775	-1.18%	729,561
2014	14.622081	15.059962	2.99%	842,278
2013	10.629913	14.622081	37.56%	948,819
2012	9.344790	10.629913	13.75%	1,151,307
2011	9.855848	9.344790	-5.19%	1,411,182
2010	7.850060	9.855848	25.55%	1,855,080
2009	6.237618	7.850060	25.85%	2,160,005
2008*	10.000000	6.237618	-37.62%	28,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.921847	22.452626	12.70%	149,498
2016	17.111925	19.921847	16.42%	185,033
2015	17.798363	17.111925	-3.86%	202,603
2014	15.363329	17.798363	15.85%	247,153
2013	11.437765	15.363329	34.32%	266,140
2012	9.930372	11.437765	15.18%	296,161
2011	10.268837	9.930372	-3.30%	369,753
2010	8.670329	10.268837	18.44%	472,978
2009	6.712608	8.670329	29.16%	575,724
2008*	10.000000	6.712608	-32.87%	53,510
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	24.945418	30.852360	23.68%	78,698
2016	23.264617	24.945418	7.22%	87,626
2015	23.323254	23.264617	-0.25%	98,942
2014	22.914583	23.323254	1.78%	107,980
2013	16.041297	22.914583	42.85%	123,491
2012	14.284229	16.041297	12.30%	160,036
2011	14.522367	14.284229	-1.64%	195,121
2010	11.693257	14.522367	24.19%	243,332
2009	9.266642	11.693257	26.19%	229,097
2008	17.469822	9.266642	-46.96%	277,797

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	47.703437	51.508077	7.98%	174,626
2016	38.261743	47.703437	24.68%	210,688
2015	41.124972	38.261743	-6.96%	229,771
2014	38.814772	41.124972	5.95%	262,809
2013	27.924925	38.814772	39.00%	304,084
2012	23.419470	27.924925	19.24%	368,705
2011	24.919044	23.419470	-6.02%	443,569
2010	19.881258	24.919044	25.34%	526,314
2009	15.910974	19.881258	24.95%	615,387
2008	23.688186	15.910974	-32.83%	745,823
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	40.889793	45.942051	12.36%	266,045
2016	33.624504	40.889793	21.61%	301,164
2015	34.528754	33.624504	-2.62%	343,532
2014	34.595520	34.528754	-0.19%	380,518
2013	24.799984	34.595520	39.50%	445,123
2012	21.688743	24.799984	14.34%	498,410
2011	23.196879	21.688743	-6.50%	595,100
2010	18.697036	23.196879	24.07%	730,524
2009	14.020495	18.697036	33.36%	884,963
2008	22.912286	14.020495	-38.81%	1,082,755
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	22.355613	26.675042	19.32%	847,650
2016	20.272036	22.355613	10.28%	949,098
2015	20.287026	20.272036	-0.07%	1,086,167
2014	18.272254	20.287026	11.03%	1,264,957
2013	14.078198	18.272254	29.79%	1,411,727
2012	12.450898	14.078198	13.07%	1,592,931
2011	12.510242	12.450898	-0.47%	1,903,905
2010	11.138454	12.510242	12.32%	2,233,311
2009	8.922492	11.138454	24.84%	2,591,406
2008	15.420944	8.922492	-42.14%	3,120,854
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.667679	15.464851	5.43%	471,896
2016	13.801277	14.667679	6.28%	531,864
2015	14.729813	13.801277	-6.30%	606,795
2014	11.544088	14.729813	27.60%	715,704
2013	11.316088	11.544088	2.01%	751,717
2012	9.872162	11.316088	14.63%	860,984
2011	9.363010	9.872162	5.44%	967,351
2010	7.264857	9.363010	28.88%	1,104,818
2009	5.608785	7.264857	29.53%	1,330,214
2008*	10.000000	5.608785	-43.91%	8,206

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.463103	17.357943	20.02%	79,827
2016	13.114288	14.463103	10.29%	79,395
2015	13.123017	13.114288	-0.07%	65,847
2014	11.722581	13.123017	11.95%	37,859
2013*	10.000000	11.722581	17.23%	23,631
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.773834	10.834827	0.57%	44,578
2016	10.617797	10.773834	1.47%	53,581
2015	10.761753	10.617797	-1.34%	183,114
2014	10.817035	10.761753	-0.51%	58,912
2013	10.914791	10.817035	-0.90%	67,539
2012	10.650053	10.914791	2.49%	54,175
2011	10.619488	10.650053	0.29%	82,540
2010	10.473321	10.619488	1.40%	117,130
2009	9.876921	10.473321	6.04%	147,253
2008*	10.000000	9.876921	-1.23%	10,199
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.690472	16.606444	13.04%	22,484
2016	12.276318	14.690472	19.67%	20,527
2015	13.036751	12.276318	-5.83%	13,563
2014	12.595163	13.036751	3.51%	12,555
2013*	10.000000	12.595163	25.95%	11,197
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.403789	17.499752	21.49%	14,632
2016	14.388405	14.403789	0.11%	5,590
2015	15.124011	14.388405	-4.86%	41,673
2014	16.631742	15.124011	-9.07%	6,833
2013	13.988765	16.631742	18.89%	10,505
2012	11.818233	13.988765	18.37%	22,670
2011	13.631293	11.818233	-13.30%	11,921
2010	12.947279	13.631293	5.28%	21,455
2009*	10.000000	12.947279	29.47%	49,102
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.884068	12.189093	23.32%	2,235
2016	9.584747	9.884068	3.12%	2,453
2015*	10.000000	9.584747	-4.15%	3,126

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.930719	10.918158	-0.11%	79,292
2016	10.907839	10.930719	0.21%	77,535
2015	10.997803	10.907839	-0.82%	90,809
2014	11.041547	10.997803	-0.40%	103,647
2013	11.084708	11.041547	-0.39%	206,709
2012	10.704008	11.084708	3.56%	148,525
2011	10.780700	10.704008	-0.71%	176,769
2010	10.342960	10.780700	4.23%	230,575
2009	9.218849	10.342960	12.19%	235,172
2008	10.756440	9.218849	-14.29%	343,387
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.893099	26.841764	17.25%	48,546
2016	21.047959	22.893099	8.77%	56,921
2015	21.359597	21.047959	-1.46%	62,830
2014	19.546100	21.359597	9.28%	74,189
2013	14.348123	19.546100	36.23%	78,123
2012	13.059508	14.348123	9.87%	74,601
2011	13.610405	13.059508	-4.05%	92,684
2010	11.190264	13.610405	21.63%	132,503
2009	8.600466	11.190264	30.11%	41,507
2008	14.345864	8.600466	-40.05%	61,235
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.309123	30.524614	25.57%	0
2016	25.106974	24.309123	-3.18%	0
2015	24.492693	25.106974	2.51%	0
2014	21.436954	24.492693	14.25%	0
2013	16.689922	21.436954	28.44%	0
2012	14.773106	16.689922	12.98%	0
2011	15.095505	14.773106	-2.14%	0
2010	13.935588	15.095505	8.32%	0
2009	9.740183	13.935588	43.07%	1,226,331
2008	18.058837	9.740183	-46.06%	1,485,496
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	21.058124	26.850676	27.51%	280,221
2016	20.785061	21.058124	1.31%	320,533
2015	19.693998	20.785061	5.54%	357,620
2014	18.805197	19.693998	4.73%	404,138
2013	13.968575	18.805197	34.63%	468,366
2012	12.117091	13.968575	15.28%	545,513
2011	12.106591	12.117091	0.09%	684,652
2010	9.593819	12.106591	26.19%	914,219
2009	7.307829	9.593819	31.28%	1,022,116
2008	14.493128	7.307829	-49.58%	1,196,061

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.796818	26.785584	35.30%	283,720
2016	19.979869	19.796818	-0.92%	307,170
2015	19.415910	19.979869	2.90%	369,710
2014	19.172548	19.415910	1.27%	441,841
2013	15.212183	19.172548	26.03%	173,515
2012	12.671575	15.212183	20.05%	225,181
2011	13.956325	12.671575	-9.21%	276,637
2010	12.156439	13.956325	14.81%	358,059
2009	8.785199	12.156439	38.37%	435,112
2008	14.836719	8.785199	-40.79%	517,601
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.438293	10.982397	5.21%	18,906
2016	9.896891	10.438293	5.47%	19,908
2015	10.228057	9.896891	-3.24%	20,838
2014	10.046185	10.228057	1.81%	24,082
2013	10.161111	10.046185	-1.13%	24,778
2012*	10.000000	10.161111	1.61%	14,250
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.899642	11.140931	25.18%	9,337
2016	9.240203	8.899642	-3.69%	7,127
2015	9.052368	9.240203	2.07%	4,677
2014*	10.000000	9.052368	-9.48%	1,392
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	22.866431	26.466460	15.74%	541,041
2016	20.692867	22.866431	10.50%	622,789
2015	20.228616	20.692867	2.30%	702,074
2014	18.457395	20.228616	9.60%	829,609
2013	14.148364	18.457395	30.46%	939,220
2012	12.228480	14.148364	15.70%	1,091,621
2011	12.353526	12.228480	-1.01%	1,296,587
2010	10.747117	12.353526	14.95%	1,470,012
2009	8.462112	10.747117	27.00%	1,743,920
2008	13.891938	8.462112	-39.09%	2,087,338
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	19.078197	21.561793	13.02%	55,784
2016	16.323504	19.078197	16.88%	59,674
2015	17.522035	16.323504	-6.84%	60,853
2014	15.812087	17.522035	10.81%	87,723
2013	11.326201	15.812087	39.61%	80,203
2012	9.696709	11.326201	16.80%	90,599
2011	10.016048	9.696709	-3.19%	117,080
2010	8.198253	10.016048	22.17%	140,601
2009	6.035955	8.198253	35.82%	152,348
2008	9.806902	6.035955	-38.45%	119,482

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.544880	11.836391	12.25%	27,978
2016	9.433694	10.544880	11.78%	28,254
2015	10.493072	9.433694	-10.10%	19,244
2014	10.551064	10.493072	-0.55%	35,253
2013	10.646004	10.551064	-0.89%	31,013
2012*	10.000000	10.646004	6.46%	21,195
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.531301	11.445993	8.69%	25,943
2016	9.395887	10.531301	12.08%	20,690
2015	9.720707	9.395887	-3.34%	2,997
2014*	10.000000	9.720707	-2.79%	2,880
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.341066	12.433246	9.63%	14,774
2016	11.132081	11.341066	1.88%	43,933
2015	12.113738	11.132081	-8.10%	18,953
2014	12.199383	12.113738	-0.70%	28,113
2013	13.188713	12.199383	-7.50%	30,388
2012	12.659862	13.188713	4.18%	46,208
2011	11.794721	12.659862	7.33%	61,149
2010	10.892947	11.794721	8.28%	46,676
2009*	10.000000	10.892947	8.93%	25,689
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.725339	11.753759	0.24%	122,426
2016	11.690885	11.725339	0.29%	160,683
2015	11.784374	11.690885	-0.79%	294,062
2014	11.815006	11.784374	-0.26%	216,530
2013	11.962122	11.815006	-1.23%	246,867
2012	11.426241	11.962122	4.69%	336,736
2011	11.426181	11.426241	0.00%	330,074
2010	10.972580	11.426181	4.13%	269,181
2009*	10.000000	10.972580	9.73%	157,851
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	14.054201	14.423571	2.63%	0
2016	13.495771	14.054201	4.14%	0
2015	14.011047	13.495771	-3.68%	0
2014	13.728191	14.011047	2.06%	0
2013	15.274788	13.728191	-10.13%	0
2012	14.187427	15.274788	7.66%	0
2011	12.832907	14.187427	10.56%	0
2010	11.989972	12.832907	7.03%	0
2009	10.233581	11.989972	17.16%	0
2008	11.117930	10.233581	-7.95%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.135371	10.265605	1.28%	1,952
2016*	10.000000	10.135371	1.35%	5,522

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.808394	16.420988	3.88%	0
2016	15.550007	15.808394	1.66%	0
2015	15.638966	15.550007	-0.57%	0
2014	15.149892	15.638966	3.23%	0
2013	15.608148	15.149892	-2.94%	0
2012	14.385198	15.608148	8.50%	0
2011	14.024561	14.385198	2.57%	0
2010	13.103118	14.024561	7.03%	0
2009	11.607173	13.103118	12.89%	0
2008	11.192892	11.607173	3.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.962206	11.375671	3.77%	80,686
2016	10.793778	10.962206	1.56%	83,520
2015	10.866335	10.793778	-0.67%	75,889
2014	10.536964	10.866335	3.13%	100,472
2013	10.866491	10.536964	-3.03%	200,430
2012	10.024180	10.866491	8.40%	291,736
2011*	10.000000	10.024180	0.24%	89,363
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.853835	12.348641	25.32%	0
2016*	10.000000	9.853835	-1.46%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.964560	14.542131	4.14%	0
2016	11.782671	13.964560	18.52%	0
2015	13.595417	11.782671	-13.33%	0
2014	14.242403	13.595417	-4.54%	0
2013	11.890787	14.242403	19.78%	0
2012	11.162304	11.890787	6.53%	0
2011	12.827101	11.162304	-12.98%	0
2010	9.969577	12.827101	28.66%	0
2009	6.371840	9.969577	56.46%	0
2008	11.345596	6.371840	-43.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.530346	35.958871	26.04%	132,815
2016	32.276352	28.530346	-11.61%	174,548
2015	28.987536	32.276352	11.35%	258,932
2014	22.313220	28.987536	29.91%	289,943
2013	14.974522	22.313220	49.01%	312,482
2012	11.546715	14.974522	29.69%	192,699
2011	10.565801	11.546715	9.28%	77,461
2010*	10.000000	10.565801	5.66%	14,197

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.857138	7.625429	-2.95%	92,653
2016	5.533870	7.857138	41.98%	95,977
2015	8.421726	5.533870	-34.29%	79,524
2014	10.547418	8.421726	-20.15%	74,525
2013	9.659472	10.547418	9.19%	52,543
2012*	10.000000	9.659472	-3.41%	51,679
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	23.091048	34.527752	49.53%	89,704
2016	23.299754	23.091048	-0.90%	82,314
2015	27.364000	23.299754	-14.85%	86,842
2014	27.755533	27.364000	-1.41%	94,616
2013	25.027510	27.755533	10.90%	116,410
2012	19.475564	25.027510	28.51%	157,143
2011	26.489999	19.475564	-26.48%	78,843
2010	21.095357	26.489999	25.57%	105,876
2009	9.995565	21.095357	111.05%	127,330
2008	28.667616	9.995565	-65.13%	176,481
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	24.026035	23.382507	-2.68%	56,585
2016	16.886814	24.026035	42.28%	62,444
2015	25.630017	16.886814	-34.11%	72,089
2014	32.002709	25.630017	-19.91%	86,780
2013	29.245272	32.002709	9.43%	116,237
2012	28.573818	29.245272	2.35%	173,288
2011	34.544846	28.573818	-17.28%	51,452
2010	26.999970	34.544846	27.94%	59,810
2009	17.312148	26.999970	55.96%	73,781
2008	32.459174	17.312148	-46.66%	86,244
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	18.612079	23.301377	25.19%	21,720
2016	18.094679	18.612079	2.86%	25,855
2015	18.864865	18.094679	-4.08%	28,330
2014	17.291749	18.864865	9.10%	34,509
2013	13.041570	17.291749	32.59%	43,857
2012	11.329316	13.041570	15.11%	45,947
2011	12.282035	11.329316	-7.76%	53,558
2010	11.042852	12.282035	11.22%	75,626
2009	8.778734	11.042852	25.79%	102,725
2008	14.271745	8.778734	-38.49%	139,328

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.598020	30.649906	24.60%	9,482
2016	23.059461	24.598020	6.67%	11,360
2015	23.983707	23.059461	-3.85%	16,817
2014	24.689546	23.983707	-2.86%	32,518
2013	16.600420	24.689546	48.73%	52,374
2012	15.544916	16.600420	6.79%	50,014
2011	16.458136	15.544916	-5.55%	80,090
2010	13.113465	16.458136	25.51%	52,345
2009*	10.000000	13.113465	31.13%	21,276

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.603904	13.127028	13.13%	2,804
2016	11.344840	11.603904	2.28%	2,804
2015	11.616229	11.344840	-2.34%	2,804
2014	11.265568	11.616229	3.11%	2,804
2013	10.171360	11.265568	10.76%	2,804
2012*	10.000000	10.171360	1.71%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.691981	21.989691	11.67%	1,359
2016	15.946773	19.691981	23.49%	2,940
2015	17.089039	15.946773	-6.68%	2,442
2014	15.852225	17.089039	7.80%	1,228
2013	11.639747	15.852225	36.19%	1,772
2012	9.929626	11.639747	17.22%	2,053
2011	10.981611	9.929626	-9.58%	1,665
2010	8.766988	10.981611	25.26%	1,722
2009	6.210682	8.766988	41.16%	1,723
2008*	10.000000	6.210682	-37.89%	1,933
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	14.068531	14.432355	2.59%	26,025
2016	13.619846	14.068531	3.29%	35,758
2015	14.112683	13.619846	-3.49%	36,482
2014	13.806843	14.112683	2.22%	35,963
2013	15.246127	13.806843	-9.44%	40,560
2012	14.348536	15.246127	6.26%	76,784
2011	12.976315	14.348536	10.57%	94,420
2010	12.475359	12.976315	4.02%	96,684
2009	11.439243	12.475359	9.06%	87,731
2008	11.747255	11.439243	-2.62%	71,695
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	25.734321	30.681656	19.22%	39,317
2016	22.916667	25.734321	12.30%	47,962
2015	24.539104	22.916667	-6.61%	51,463
2014	22.043319	24.539104	11.32%	62,592
2013	16.401807	22.043319	34.40%	68,792
2012	14.446241	16.401807	13.54%	89,152
2011	14.158602	14.446241	2.03%	105,137
2010	12.535413	14.158602	12.95%	123,244
2009	10.727161	12.535413	16.86%	143,565
2008	16.573281	10.727161	-35.27%	160,085

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	17.707724	22.990460	29.83%	0
2016	18.936321	17.707724	-6.49%	0
2015	18.993253	18.936321	-0.30%	0
2014	20.313415	18.993253	-6.50%	0
2013	16.770519	20.313415	21.13%	0
2012	13.988654	16.770519	19.89%	0
2011	16.072303	13.988654	-12.96%	0
2010	14.336936	16.072303	12.10%	0
2009	10.831749	14.336936	32.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	24.187613	26.733272	10.52%	6,386
2016	19.896265	24.187613	21.57%	7,357
2015	20.399670	19.896265	-2.47%	7,862
2014	17.707946	20.399670	15.20%	8,382
2013	13.753796	17.707946	28.75%	5,050
2012	11.949043	13.753796	15.10%	7,448
2011	12.159910	11.949043	-1.73%	7,791
2010	10.304816	12.159910	18.00%	7,037
2009	8.014303	10.304816	28.58%	8,663
2008	10.706130	8.014303	-25.14%	11,100
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	35.323985	38.011714	7.61%	0
2016	29.629634	35.323985	19.22%	0
2015	31.154146	29.629634	-4.89%	0
2014	27.842864	31.154146	11.89%	0
2013	21.361093	27.842864	30.34%	0
2012	18.841943	21.361093	13.37%	0
2011	18.850238	18.841943	-0.04%	0
2010	16.795689	18.850238	12.23%	0
2009	14.161038	16.795689	18.60%	160,549
2008	19.544919	14.161038	-27.55%	210,932
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.236264	12.952109	15.27%	10,133
2016	9.783950	11.236264	14.84%	0
2015*	10.000000	9.783950	-2.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.656349	17.616130	12.52%	27,519
2016	15.242066	15.656349	2.72%	33,970
2015	15.559553	15.242066	-2.04%	41,084
2014	15.426583	15.559553	0.86%	42,427
2013	13.625966	15.426583	13.21%	49,901
2012	12.522776	13.625966	8.81%	42,160
2011	13.133455	12.522776	-4.65%	39,256
2010	12.092418	13.133455	8.61%	17,146
2009*	10.000000	12.092418	20.92%	5,217

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.310756	10.924991	5.96%	4,381
2016	9.235923	10.310756	11.64%	2,662
2015*	10.000000	9.235923	-7.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.948037	10.159480	2.13%	600
2016	9.812018	9.948037	1.39%	622
2015*	10.000000	9.812018	-1.88%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.224427	2.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.376730	17.004765	10.59%	0
2016	11.854427	15.376730	29.71%	0
2015	12.807906	11.854427	-7.44%	456
2014	12.255259	12.807906	4.51%	0
2013*	10.000000	12.255259	22.55%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.994430	13.653947	13.84%	319
2016	10.521850	11.994430	14.00%	341
2015	10.907968	10.521850	-3.54%	0
2014*	10.000000	10.907968	9.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.921034	34.392336	11.23%	4,582
2016	24.854052	30.921034	24.41%	4,958
2015	25.716849	24.854052	-3.35%	7,734
2014	24.723527	25.716849	4.02%	9,350
2013	17.756361	24.723527	39.24%	19,349
2012	15.504543	17.756361	14.52%	16,422
2011	15.581041	15.504543	-0.49%	14,580
2010	12.514225	15.581041	24.51%	16,025
2009	10.115464	12.514225	23.71%	16,536
2008	14.797388	10.115464	-31.64%	16,925
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	26.607991	32.000598	20.27%	246,374
2016	24.071540	26.607991	10.54%	291,988
2015	24.060595	24.071540	0.05%	341,282
2014	21.437986	24.060595	12.23%	404,325
2013	16.409743	21.437986	30.64%	489,166
2012	14.329183	16.409743	14.52%	566,151
2011	14.214038	14.329183	0.81%	638,164
2010	12.508709	14.214038	13.63%	752,349
2009	10.006349	12.508709	25.01%	843,890
2008	16.088042	10.006349	-37.80%	963,227

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.730826	23.659277	14.13%	48,075
2016	18.981223	20.730826	9.22%	52,485
2015	19.815693	18.981223	-4.21%	62,916
2014	17.651378	19.815693	12.26%	72,426
2013	13.278311	17.651378	32.93%	88,800
2012	11.984428	13.278311	10.80%	104,618
2011	12.003161	11.984428	-0.16%	114,882
2010	10.565158	12.003161	13.61%	123,416
2009	7.982669	10.565158	32.35%	164,466
2008	12.302642	7.982669	-35.11%	196,243
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	25.002642	31.503148	26.00%	49,110
2016	23.416408	25.002642	6.77%	58,932
2015	24.263839	23.416408	-3.49%	67,897
2014	22.685664	24.263839	6.96%	80,526
2013	18.931193	22.685664	19.83%	114,682
2012	17.325450	18.931193	9.27%	131,110
2011	16.061437	17.325450	7.87%	134,981
2010	14.075751	16.061437	14.11%	143,187
2009	11.606754	14.075751	21.27%	143,425
2008	16.650466	11.606754	-30.29%	172,542
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.823746	18.851684	27.17%	0
2016	15.200407	14.823746	-2.48%	0
2015	15.791354	15.200407	-3.74%	0
2014	17.599136	15.791354	-10.27%	0
2013	14.460756	17.599136	21.70%	0
2012	12.971564	14.460756	11.48%	0
2011	16.080873	12.971564	-19.34%	0
2010	15.558293	16.080873	3.36%	0
2009	12.005020	15.558293	29.60%	0
2008	19.356758	12.005020	-37.98%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	19.497822	24.055374	23.37%	0
2016	16.830919	19.497822	15.85%	0
2015	17.405829	16.830919	-3.30%	0
2014	17.314482	17.405829	0.53%	0
2013	11.779409	17.314482	46.99%	0
2012	9.874194	11.779409	19.29%	0
2011	11.582473	9.874194	-14.75%	0
2010	8.925134	11.582473	29.77%	0
2009	7.156492	8.925134	24.71%	0
2008	11.589311	7.156492	-38.25%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.486236	10.733627	2.36%	828
2016	9.727039	10.486236	7.81%	1,501
2015	9.928775	9.727039	-2.03%	0
2014*	10.000000	9.928775	-0.71%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	19.015033	19.575230	2.95%	52,620
2016	18.508459	19.015033	2.74%	62,382
2015	18.750515	18.508459	-1.29%	69,499
2014	18.256981	18.750515	2.70%	77,422
2013	18.261709	18.256981	-0.03%	99,935
2012	16.820657	18.261709	8.57%	122,814
2011	16.620967	16.820657	1.20%	128,350
2010	15.480771	16.620967	7.37%	149,522
2009	12.990430	15.480771	19.17%	187,491
2008	14.160260	12.990430	-8.26%	170,307
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.929585	16.692469	11.81%	14,740
2016	14.331243	14.929585	4.18%	2,155
2015	14.528619	14.331243	-1.36%	2,219
2014	14.070785	14.528619	3.25%	1,216
2013	12.540583	14.070785	12.20%	1,559
2012	11.347922	12.540583	10.51%	1,707
2011	11.500768	11.347922	-1.33%	9,723
2010	10.309630	11.500768	11.55%	14,723
2009	8.392104	10.309630	22.85%	10,555
2008	11.319809	8.392104	-25.86%	12,774
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.892767	17.164092	15.25%	30,562
2016	14.192770	14.892767	4.93%	30,352
2015	14.396115	14.192770	-1.41%	36,804
2014	13.900524	14.396115	3.57%	36,804
2013	12.115068	13.900524	14.74%	26,113
2012	10.817319	12.115068	12.00%	25,387
2011	11.056214	10.817319	-2.16%	13,352
2010	9.756750	11.056214	13.32%	16,352
2009	7.656909	9.756750	27.42%	15,350
2008	11.500128	7.656909	-33.42%	15,350

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	15.173660	18.140490	19.55%	8,542
2016	14.395612	15.173660	5.40%	13,908
2015	14.597402	14.395612	-1.38%	17,026
2014	14.068396	14.597402	3.76%	17,157
2013	11.702066	14.068396	20.22%	11,919
2012	10.240987	11.702066	14.27%	5,182
2011	10.636213	10.240987	-3.72%	5,273
2010	9.266421	10.636213	14.78%	5,366
2009	7.126651	9.266421	30.02%	3,190
2008	11.631044	7.126651	-38.73%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.452739	12.010239	14.90%	3,740
2016*	10.000000	10.452739	4.53%	1,107
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	36.255669	43.683662	20.49%	0
2016	33.953018	36.255669	6.78%	0
2015	34.122956	33.953018	-0.50%	0
2014	30.840715	34.122956	10.64%	0
2013	23.765882	30.840715	29.77%	0
2012	20.650852	23.765882	15.08%	0
2011	21.434766	20.650852	-3.66%	0
2010	18.497453	21.434766	15.88%	0
2009	13.779338	18.497453	34.24%	471,122
2008	24.266828	13.779338	-43.22%	554,127
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	11.227148	10.801268	-3.79%	19,360
2016	8.498424	11.227148	32.11%	33,858
2015	10.837471	8.498424	-21.58%	22,174
2014	12.555350	10.837471	-13.68%	26,131
2013	10.220704	12.555350	22.84%	29,621
2012	9.862474	10.220704	3.63%	30,900
2011	10.513569	9.862474	-6.19%	38,459
2010	8.916868	10.513569	17.91%	45,800
2009	6.106444	8.916868	46.02%	52,542
2008	13.535090	6.106444	-54.88%	58,181
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.467173	28.427305	11.62%	176,753
2016	21.828724	25.467173	16.67%	204,737
2015	23.000763	21.828724	-5.10%	226,319
2014	21.394881	23.000763	7.51%	281,839
2013	16.890484	21.394881	26.67%	320,785
2012	14.566483	16.890484	15.95%	380,753
2011	14.595385	14.566483	-0.20%	440,889
2010	12.816432	14.595385	13.88%	506,277
2009	9.961011	12.816432	28.67%	586,152
2008	17.570160	9.961011	-43.31%	666,583

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.281013	13.017227	15.39%	6,786
2016*	10.000000	11.281013	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	19.304452	25.673669	32.99%	0
2016	19.460686	19.304452	-0.80%	0
2015	18.645165	19.460686	4.37%	0
2014	16.808657	18.645165	10.93%	0
2013	12.329235	16.808657	36.33%	0
2012	10.430317	12.329235	18.21%	0
2011	10.315846	10.430317	1.11%	0
2010	8.430965	10.315846	22.36%	0
2009	5.847137	8.430965	44.19%	175,064
2008	13.149486	5.847137	-55.53%	188,474
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	24.722550	33.026677	33.59%	152,311
2016	24.807139	24.722550	-0.34%	172,408
2015	23.418734	24.807139	5.93%	203,123
2014	21.285744	23.418734	10.02%	230,904
2013	15.793657	21.285744	34.77%	272,947
2012	13.934779	15.793657	13.34%	313,438
2011	14.062490	13.934779	-0.91%	370,007
2010	11.455749	14.062490	22.75%	424,991
2009	9.034332	11.455749	26.80%	476,870
2008	17.303522	9.034332	-47.79%	526,328
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.852590	17.855272	5.95%	90,839
2016	14.890804	16.852590	13.17%	100,419
2015	15.636076	14.890804	-4.77%	115,481
2014	15.634003	15.636076	0.01%	103,141
2013	14.923333	15.634003	4.76%	115,075
2012	13.207193	14.923333	12.99%	132,151
2011	12.842832	13.207193	2.84%	156,436
2010	11.406381	12.842832	12.59%	182,966
2009	8.017681	11.406381	42.27%	203,944
2008	10.812888	8.017681	-25.85%	236,763
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	15.065182	15.527303	3.07%	43,897
2016	14.551182	15.065182	3.53%	39,212
2015	14.810110	14.551182	-1.75%	45,690
2014	14.152912	14.810110	4.64%	63,874
2013	14.578556	14.152912	-2.92%	74,535
2012	13.930021	14.578556	4.66%	96,863
2011	13.130896	13.930021	6.09%	110,971
2010	12.323833	13.130896	6.55%	90,047
2009	10.767010	12.323833	14.46%	78,475
2008	11.257864	10.767010	-4.36%	78,707

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	18.283164	21.837378	19.44%	18,975
2016	16.480420	18.283164	10.94%	25,756
2015	16.908897	16.480420	-2.53%	31,492
2014	16.091259	16.908897	5.08%	29,086
2013	11.951826	16.091259	34.63%	30,392
2012	10.526273	11.951826	13.54%	31,599
2011	11.914633	10.526273	-11.65%	43,843
2010	9.355633	11.914633	27.35%	62,255
2009	6.752766	9.355633	38.55%	47,266
2008	11.281790	6.752766	-40.14%	45,738
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.574947	21.338786	28.74%	47,552
2016	17.654533	16.574947	-6.12%	60,047
2015	17.240105	17.654533	2.40%	63,216
2014	18.971276	17.240105	-9.13%	39,410
2013	14.705492	18.971276	29.01%	45,699
2012	12.329292	14.705492	19.27%	47,020
2011	15.053287	12.329292	-18.10%	54,785
2010	13.463671	15.053287	11.81%	61,219
2009	10.761419	13.463671	25.11%	73,498
2008	19.374386	10.761419	-44.46%	79,794
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.217204	2.17%	231
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.211631	28.560567	17.96%	7,158
2016	22.349424	24.211631	8.33%	7,747
2015	23.298293	22.349424	-4.07%	13,416
2014	22.068596	23.298293	5.57%	13,717
2013	17.097373	22.068596	29.08%	14,533
2012	13.594834	17.097373	25.76%	15,859
2011	15.072456	13.594834	-9.80%	17,139
2010	12.045668	15.072456	25.13%	19,457
2009	7.734279	12.045668	55.74%	25,912
2008	16.009451	7.734279	-51.69%	21,717
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.384708	14.831064	10.81%	42,948
2016	11.951133	13.384708	12.00%	43,001
2015	12.878088	11.951133	-7.20%	43,044
2014	12.654328	12.878088	1.77%	38,462
2013	10.332486	12.654328	22.47%	6,764
2012	9.054124	10.332486	14.12%	6,372
2011	9.293298	9.054124	-2.57%	7,148
2010	8.518401	9.293298	9.10%	2,045
2009	6.609350	8.518401	28.88%	2,045
2008*	10.000000	6.609350	-33.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.283111	17.671185	8.52%	40,832
2016	14.431636	16.283111	12.83%	55,510
2015	15.691720	14.431636	-8.03%	60,905
2014	15.158534	15.691720	3.52%	75,754
2013	13.444974	15.158534	12.74%	84,993
2012	12.061852	13.444974	11.47%	78,828
2011	11.905722	12.061852	1.31%	87,449
2010	10.678713	11.905722	11.49%	88,136
2009	7.958979	10.678713	34.17%	86,574
2008	11.434551	7.958979	-30.40%	104,144
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.659782	20.431181	9.49%	6,912
2016	14.484660	18.659782	28.82%	12,826
2015	15.805942	14.484660	-8.36%	12,753
2014	15.882966	15.805942	-0.48%	12,134
2013	11.781884	15.882966	34.81%	16,067
2012	10.057777	11.781884	17.14%	13,733
2011	10.561417	10.057777	-4.77%	19,857
2010	8.324145	10.561417	26.88%	22,449
2009	6.513398	8.324145	27.80%	17,185
2008	9.827275	6.513398	-33.72%	11,403
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.655738	12.026202	38.94%	20,385
2016	7.448242	8.655738	16.21%	3,269
2015	9.362669	7.448242	-20.45%	5,129
2014*	10.000000	9.362669	-6.37%	6,163
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.468370	20.227470	15.79%	0
2016	16.423154	17.468370	6.36%	0
2015	17.714928	16.423154	-7.29%	0
2014	20.090070	17.714928	-11.82%	0
2013	16.470038	20.090070	21.98%	0
2012	14.035178	16.470038	17.35%	0
2011	15.838106	14.035178	-11.38%	0
2010	14.728363	15.838106	7.53%	0
2009	10.837681	14.728363	35.90%	0
2008	18.326473	10.837681	-40.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.510646	9.827335	15.47%	7,671
2016	8.024904	8.510646	6.05%	6,659
2015	8.673175	8.024904	-7.47%	10,317
2014*	10.000000	8.673175	-13.27%	10,824

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.659219	9.742129	0.86%	36,227
2016	9.482789	9.659219	1.86%	39,818
2015	10.014511	9.482789	-5.31%	50,636
2014*	10.000000	10.014511	0.15%	58,662
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.388104	12.746374	11.93%	0
2016	11.030183	11.388104	3.24%	0
2015	11.835726	11.030183	-6.81%	152
2014	11.507316	11.835726	2.85%	0
2013	10.240185	11.507316	12.37%	0
2012*	10.000000	10.240185	2.40%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.200768	10.464856	2.59%	168
2016	10.358820	10.200768	-1.53%	168
2015	10.278714	10.358820	0.78%	1,488
2014	9.925315	10.278714	3.56%	0
2013*	10.000000	9.925315	-0.75%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	13.104985	14.920424	13.85%	0
2016	11.998704	13.104985	9.22%	0
2015	12.207354	11.998704	-1.71%	0
2014	11.748941	12.207354	3.90%	0
2013	9.953963	11.748941	18.03%	0
2012	8.629834	9.953963	15.34%	0
2011	10.358487	8.629834	-16.69%	0
2010	9.048676	10.358487	14.48%	0
2009	7.637787	9.048676	18.47%	0
2008	12.527832	7.637787	-39.03%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.869022	19.576618	23.36%	0
2016	14.759799	15.869022	7.52%	0
2015	14.928276	14.759799	-1.13%	0
2014	13.345193	14.928276	11.86%	0
2013	10.333087	13.345193	29.15%	0
2012	9.018795	10.333087	14.57%	0
2011	9.526461	9.018795	-5.33%	0
2010	7.753206	9.526461	22.87%	0
2009	5.442736	7.753206	42.45%	0
2008	9.162323	5.442736	-40.60%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	16.007376	18.118687	13.19%	0
2016	14.976446	16.007376	6.88%	0
2015	15.119160	14.976446	-0.94%	0
2014	14.318737	15.119160	5.59%	0
2013	12.656900	14.318737	13.13%	0
2012	11.291257	12.656900	12.09%	0
2011	11.336702	11.291257	-0.40%	0
2010	10.362476	11.336702	9.40%	0
2009	8.336009	10.362476	24.31%	0
2008	11.572090	8.336009	-27.96%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.676945	21.211993	13.57%	0
2016	15.380878	18.676945	21.43%	0
2015	16.310809	15.380878	-5.70%	0
2014	15.317995	16.310809	6.48%	0
2013	11.620906	15.317995	31.81%	0
2012	10.168086	11.620906	14.29%	0
2011	10.742667	10.168086	-5.35%	0
2010	9.309787	10.742667	15.39%	0
2009	7.073617	9.309787	31.61%	0
2008	11.610128	7.073617	-39.07%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	19.386783	20.379617	5.12%	0
2016	16.671385	19.386783	16.29%	0
2015	17.541607	16.671385	-4.96%	0
2014	17.293055	17.541607	1.44%	0
2013	16.275074	17.293055	6.25%	0
2012	14.319260	16.275074	13.66%	0
2011	14.476212	14.319260	-1.08%	0
2010	12.673999	14.476212	14.22%	0
2009	7.414414	12.673999	70.94%	0
2008	10.701370	7.414414	-30.72%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.787681	23.382991	2.61%	0
2016	18.189367	22.787681	25.28%	0
2015	19.685201	18.189367	-7.60%	0
2014	20.172737	19.685201	-2.42%	0
2013	14.903266	20.172737	35.36%	0
2012	12.603164	14.903266	18.25%	0
2011	13.351907	12.603164	-5.61%	0
2010	11.070715	13.351907	20.61%	0
2009	7.175016	11.070715	54.30%	0
2008	11.807040	7.175016	-39.23%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.617817	23.198710	12.52%	0
2016	16.438132	20.617817	25.43%	0
2015	17.823472	16.438132	-7.77%	0
2014	17.849594	17.823472	-0.15%	0
2013	13.530212	17.849594	31.92%	0
2012	11.675406	13.530212	15.89%	0
2011	12.754974	11.675406	-8.46%	0
2010	10.942598	12.754974	16.56%	0
2009	7.683579	10.942598	42.42%	0
2008	10.855001	7.683579	-29.22%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	17.221460	20.855066	21.10%	0
2016	15.339724	17.221460	12.27%	0
2015	15.705792	15.339724	-2.33%	0
2014	14.588476	15.705792	7.66%	0
2013	10.431236	14.588476	39.85%	0
2012	9.450212	10.431236	10.38%	0
2011	9.741117	9.450212	-2.99%	0
2010	7.566956	9.741117	28.73%	0
2009	5.656444	7.566956	33.78%	0
2008	10.831863	5.656444	-47.78%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	16.080492	20.702740	28.74%	0
2016	14.947148	16.080492	7.58%	0
2015	14.319570	14.947148	4.38%	0
2014	12.558043	14.319570	14.03%	0
2013	9.893896	12.558043	26.93%	0
2012	9.031451	9.893896	9.55%	0
2011	9.539342	9.031451	-5.32%	0
2010	8.264628	9.539342	15.42%	0
2009	6.266681	8.264628	31.88%	0
2008	10.064080	6.266681	-37.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	15.145198	19.084223	26.01%	0
2016	14.966073	15.145198	1.20%	0
2015	14.403721	14.966073	3.90%	0
2014	13.423660	14.403721	7.30%	0
2013	9.680575	13.423660	38.67%	0
2012*	10.000000	9.680575	-3.19%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.968596	18.815096	25.70%	12,119
2016	14.827946	14.968596	0.95%	0
2015	14.305744	14.827946	3.65%	8,374
2014	13.365753	14.305744	7.03%	7,673
2013	9.662360	13.365753	38.33%	12,894
2012*	10.000000	9.662360	-3.38%	7,673

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	20.958488	23.471379	11.99%	0
2016	19.208725	20.958488	9.11%	0
2015	20.601271	19.208725	-6.76%	0
2014	19.251600	20.601271	7.01%	0
2013	15.052963	19.251600	27.89%	0
2012	13.358605	15.052963	12.68%	0
2011	13.508599	13.358605	-1.11%	0
2010	12.461145	13.508599	8.41%	0
2009	9.815733	12.461145	26.95%	0
2008	14.200219	9.815733	-30.88%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.988671	16.467848	9.87%	0
2016	13.157260	14.988671	13.92%	0
2015	13.609039	13.157260	-3.32%	0
2014	12.613858	13.609039	7.89%	0
2013	10.183229	12.613858	23.87%	0
2012	9.141837	10.183229	11.39%	0
2011*	10.000000	9.141837	-8.58%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	13.164032	14.725984	11.87%	0
2016	13.037422	13.164032	0.97%	0
2015	13.373732	13.037422	-2.51%	0
2014	11.791654	13.373732	13.42%	0
2013	11.601989	11.791654	1.63%	0
2012	9.151851	11.601989	26.77%	0
2011	9.892677	9.151851	-7.49%	0
2010	8.507631	9.892677	16.28%	0
2009	6.536992	8.507631	30.15%	0
2008	11.935165	6.536992	-45.23%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.935813	22.849211	14.61%	0
2016	22.754746	19.935813	-12.39%	0
2015	22.291122	22.754746	2.08%	0
2014	18.824948	22.291122	18.41%	0
2013	13.536638	18.824948	39.07%	0
2012	11.315773	13.536638	19.63%	0
2011	11.001090	11.315773	2.86%	0
2010	10.558889	11.001090	4.19%	0
2009	8.357919	10.558889	26.33%	0
2008	11.833358	8.357919	-29.37%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	22.361750	27.217501	21.71%	0
2016	22.700909	22.361750	-1.49%	0
2015	23.492284	22.700909	-3.37%	0
2014	23.663142	23.492284	-0.72%	0
2013	20.093703	23.663142	17.76%	0
2012	17.577252	20.093703	14.32%	0
2011	19.047466	17.577252	-7.72%	0
2010	17.055570	19.047466	11.68%	0
2009	12.744912	17.055570	33.82%	0
2008	21.604147	12.744912	-41.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.862365	15.727201	13.45%	0
2016	12.379590	13.862365	11.98%	0
2015	13.070450	12.379590	-5.29%	0
2014	12.680409	13.070450	3.08%	0
2013	9.975509	12.680409	27.12%	0
2012*	10.000000	9.975509	-0.24%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.983714	16.901122	20.86%	0
2016	14.051261	13.983714	-0.48%	0
2015	14.053958	14.051261	-0.02%	630
2014	13.188629	14.053958	6.56%	630
2013	9.757113	13.188629	35.17%	630
2012*	10.000000	9.757113	-2.43%	630
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	26.160330	30.616594	17.03%	5,739
2016	27.134024	26.160330	-3.59%	9,276
2015	29.919151	27.134024	-9.31%	15,140
2014	31.917089	29.919151	-6.26%	15,619
2013	25.777362	31.917089	23.82%	20,928
2012	21.859705	25.777362	17.92%	26,770
2011	23.806693	21.859705	-8.18%	29,485
2010	22.138607	23.806693	7.53%	27,074
2009*	10.000000	22.138607	23.73%	18,984
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.244743	29.815549	5.56%	1,221
2016	24.567056	28.244743	14.97%	919
2015	26.555150	24.567056	-7.49%	2,881
2014	26.335341	26.555150	0.83%	3,128
2013	24.085909	26.335341	9.34%	2,399
2012	20.517435	24.085909	17.39%	1,601

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	24.065280	30.218136	25.57%	127
2016	22.918324	24.065280	5.00%	127
2015	24.582380	22.918324	-6.77%	0
2014	23.030823	24.582380	6.74%	0
2013	17.912545	23.030823	28.57%	152
2012	15.941383	17.912545	12.37%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.915505	10.140639	2.27%	4,990
2016	9.802649	9.915505	1.15%	4,480
2015*	10.000000	9.802649	-1.97%	4,543
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	17.421473	22.410104	28.63%	82,550
2016	17.270362	17.421473	0.87%	97,319
2015	15.592322	17.270362	10.76%	113,109
2014	14.527615	15.592322	7.33%	127,638
2013	11.217191	14.527615	29.51%	164,219
2012	9.152791	11.217191	22.55%	186,080
2011	9.939702	9.152791	-7.92%	207,654
2010	9.433875	9.939702	5.36%	249,943
2009	6.529428	9.433875	44.48%	273,610
2008	11.849184	6.529428	-44.90%	275,800
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.226353	13.230306	43.40%	84,100
2016	8.189628	9.226353	12.66%	80,174
2015	7.909099	8.189628	3.55%	101,945
2014	7.309749	7.909099	8.20%	97,672
2013	5.456281	7.309749	33.97%	119,259
2012	4.628075	5.456281	17.90%	127,581
2011	5.120391	4.628075	-9.61%	115,922
2010	4.159826	5.120391	23.09%	128,528
2009	2.679452	4.159826	55.25%	137,029
2008	4.833165	2.679452	-44.56%	147,373
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.888340	14.093330	29.44%	84,028
2016	11.794695	10.888340	-7.68%	107,614
2015	13.070653	11.794695	-9.76%	113,222
2014	15.027932	13.070653	-13.02%	122,515
2013	13.289453	15.027932	13.08%	139,558
2012	11.866672	13.289453	11.99%	155,788
2011	17.724057	11.866672	-33.05%	96,727
2010	14.327608	17.724057	23.71%	112,213
2009	8.085923	14.327608	77.19%	127,587
2008	17.106374	8.085923	-52.73%	157,493

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	28.695531	32.303523	12.57%	11,308
2016	25.283723	28.695531	13.49%	10,145
2015	26.249006	25.283723	-3.68%	9,768
2014	23.045945	26.249006	13.90%	13,458
2013	17.604088	23.045945	30.91%	16,007
2012	14.779693	17.604088	19.11%	18,186
2011	14.620270	14.779693	1.09%	14,632
2010	11.968266	14.620270	22.16%	13,977
2009	9.546589	11.968266	25.37%	18,497
2008	14.444819	9.546589	-33.91%	26,944
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.952415	11.323723	26.49%	1,810
2016	7.490613	8.952415	19.52%	3,106
2015	9.469268	7.490613	-20.90%	830
2014*	10.000000	9.469268	-5.31%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.990998	10.268362	2.78%	0
2016*	10.000000	9.990998	-0.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.660416	17.076789	25.01%	1,229
2016	12.688550	13.660416	7.66%	1,243
2015	13.104364	12.688550	-3.17%	1,996
2014	14.316344	13.104364	-8.47%	2,011
2013	10.245282	14.316344	39.74%	1,115
2012*	10.000000	10.245282	2.45%	1,373
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	19.092577	22.170219	16.12%	33,553
2016	16.958450	19.092577	12.58%	33,156
2015	17.299985	16.958450	-1.97%	37,989
2014	15.864971	17.299985	9.05%	43,709
2013	11.824309	15.864971	34.17%	43,516
2012	10.312244	11.824309	14.66%	43,285
2011	10.470289	10.312244	-1.51%	44,130
2010	9.514194	10.470289	10.05%	52,172
2009	7.852222	9.514194	21.17%	43,898
2008	11.798906	7.852222	-33.45%	41,758
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.401709	20.582751	25.49%	21,135
2016	15.962134	16.401709	2.75%	10,557
2015	15.172591	15.962134	5.20%	16,460
2014	15.161848	15.172591	0.07%	15,113
2013	12.005153	15.161848	26.29%	9,804
2012	10.465531	12.005153	14.71%	4,906
2011	10.767727	10.465531	-2.81%	2,428
2010*	10.000000	10.767727	7.68%	1,444

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.677867	14.379606	5.13%	1,998
2016	13.026567	13.677867	5.00%	1,811
2015	13.251065	13.026567	-1.69%	460
2014	12.416358	13.251065	6.72%	451
2013	12.588016	12.416358	-1.36%	429
2012	11.624531	12.588016	8.29%	486
2011	11.119553	11.624531	4.54%	895
2010	10.488173	11.119553	6.02%	939
2009	9.667083	10.488173	8.49%	3,269
2008	10.879942	9.667083	-11.15%	7,536
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	31.094626	33.756664	8.56%	929
2016	28.423681	31.094626	9.40%	1,055
2015	29.049369	28.423681	-2.15%	1,133
2014	28.522624	29.049369	1.85%	3,273
2013	31.589273	28.522624	-9.71%	4,369
2012	27.064202	31.589273	16.72%	4,829
2011	25.553490	27.064202	5.91%	6,182
2010	23.531461	25.553490	8.59%	9,778
2009	18.263729	23.531461	28.84%	11,303
2008	21.708821	18.263729	-15.87%	13,126
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.373851	10.439263	11.37%	2,350
2016	8.239797	9.373851	13.76%	4,220
2015*	10.000000	8.239797	-17.60%	5,083
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.651417	19.131297	14.89%	0
2016	15.938772	16.651417	4.47%	0
2015	17.208427	15.938772	-7.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.149356	19.942664	16.29%	0
2016	15.612805	17.149356	9.84%	0
2015	16.996623	15.612805	-8.14%	0
2014	17.538975	16.996623	-3.09%	0
2013	13.436142	17.538975	30.54%	0
2012	11.073497	13.436142	21.34%	0
2011	11.293642	11.073497	-1.95%	0
2010*	10.000000	11.293642	12.94%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	26.100896	28.068235	7.54%	67,123
2016	21.900890	26.100896	19.18%	82,212
2015	23.121864	21.900890	-5.28%	90,218
2014	20.657270	23.121864	11.93%	97,982
2013	15.827600	20.657270	30.51%	122,761
2012	13.950433	15.827600	13.46%	142,294
2011	14.007564	13.950433	-0.41%	171,530
2010	12.476300	14.007564	12.27%	200,379
2009*	10.000000	12.476300	24.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.174011	18.532270	14.58%	93,734
2016	14.995617	16.174011	7.86%	96,463
2015	15.007053	14.995617	-0.08%	102,122
2014	14.445401	15.007053	3.89%	102,461
2013	11.841407	14.445401	21.99%	98,123
2012	10.341961	11.841407	14.50%	86,601
2011	10.355268	10.341961	-0.13%	86,889
2010	9.342382	10.355268	10.84%	94,226
2009	7.650257	9.342382	22.12%	89,879
2008	11.009718	7.650257	-30.51%	73,862
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.076585	12.333929	2.13%	30,897
2016	11.889274	12.076585	1.58%	25,701
2015	12.043245	11.889274	-1.28%	25,233
2014	11.593846	12.043245	3.88%	29,444
2013	12.026412	11.593846	-3.60%	40,461
2012	11.579229	12.026412	3.86%	81,706
2011	11.068248	11.579229	4.62%	88,189
2010	10.553506	11.068248	4.88%	89,690
2009	9.510049	10.553506	10.97%	87,830
2008	10.663696	9.510049	-10.82%	132,791
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.589532	21.499308	29.60%	30,253
2016	16.733767	16.589532	-0.86%	37,307
2015	15.872767	16.733767	5.42%	37,702
2014	15.752053	15.872767	0.77%	33,324
2013	12.374839	15.752053	27.29%	37,597
2012	10.243919	12.374839	20.80%	35,266
2011	11.415074	10.243919	-10.26%	40,136
2010	10.364857	11.415074	10.13%	40,671
2009	7.397298	10.364857	40.12%	43,753
2008	12.183081	7.397298	-39.28%	43,997

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.250984	21.815414	26.46%	40,839
2016	15.984733	17.250984	7.92%	42,528
2015	15.178790	15.984733	5.31%	50,122
2014	14.194790	15.178790	6.93%	44,744
2013	11.068060	14.194790	28.25%	49,480
2012	9.527781	11.068060	16.17%	94,428
2011	10.102292	9.527781	-5.69%	103,089
2010	8.637900	10.102292	16.95%	97,883
2009	6.290124	8.637900	37.32%	98,048
2008	11.395152	6.290124	-44.80%	103,838
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.114430	18.235589	20.65%	40,471
2016	13.749903	15.114430	9.92%	43,719
2015	13.746423	13.749903	0.03%	45,071
2014	12.603290	13.746423	9.07%	43,265
2013	9.578957	12.603290	31.57%	40,250
2012	8.269783	9.578957	15.83%	33,557
2011	8.548465	8.269783	-3.26%	36,288
2010	7.784737	8.548465	9.81%	34,025
2009	6.019832	7.784737	29.32%	28,447
2008	9.822744	6.019832	-38.72%	15,984
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	21.587084	25.205205	16.76%	29,768
2016	18.505446	21.587084	16.65%	36,738
2015	19.959016	18.505446	-7.28%	43,703
2014	18.476809	19.959016	8.02%	50,625
2013	13.766447	18.476809	34.22%	53,141
2012	11.744329	13.766447	17.22%	54,642
2011	12.151230	11.744329	-3.35%	70,350
2010	10.607111	12.151230	14.56%	66,161
2009	8.338977	10.607111	27.20%	71,563
2008	13.375244	8.338977	-37.65%	78,631
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.107801	11.845705	17.19%	0
2016*	10.000000	10.107801	1.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	24.441681	25.819939	5.64%	38,027
2016	21.637305	24.441681	12.96%	43,055
2015	22.452292	21.637305	-3.63%	49,618
2014	22.126250	22.452292	1.47%	63,721
2013	20.884060	22.126250	5.95%	46,667
2012	18.424232	20.884060	13.35%	53,581
2011	17.934606	18.424232	2.73%	59,932
2010	16.017804	17.934606	11.97%	74,849
2009	11.087587	16.017804	44.47%	81,885
2008	15.560644	11.087587	-28.75%	96,065

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.891508	18.398022	23.55%	142,986
2016	13.247205	14.891508	12.41%	162,287
2015	13.533896	13.247205	-2.12%	191,218
2014	12.830736	13.533896	5.48%	217,849
2013	9.016041	12.830736	42.31%	259,312
2012	7.791847	9.016041	15.71%	279,869
2011	8.909545	7.791847	-12.54%	328,403
2010	7.788491	8.909545	14.39%	384,946
2009	5.145870	7.788491	51.35%	491,842
2008*	10.000000	5.145870	-48.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.028924	13.615604	23.45%	623
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.666916	19.563022	17.38%	1,259
2016	15.296528	16.666916	8.96%	1,831
2015	15.509074	15.296528	-1.37%	3,402
2014	14.171129	15.509074	9.44%	4,233
2013	10.320552	14.171129	37.31%	4,341
2012	9.354633	10.320552	10.33%	8,646
2011	9.764175	9.354633	-4.19%	7,635
2010	7.984850	9.764175	22.28%	5,121
2009	6.134943	7.984850	30.15%	7,786
2008*	10.000000	6.134943	-38.65%	10,608
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.614942	16.139732	18.54%	73
2016	12.697092	13.614942	7.23%	0
2015	13.060872	12.697092	-2.79%	0
2014	12.631444	13.060872	3.40%	0
2013	9.859382	12.631444	28.12%	0
2012	8.578538	9.859382	14.93%	0
2011	9.260039	8.578538	-7.36%	0
2010	8.140741	9.260039	13.75%	18
2009	6.367935	8.140741	27.84%	18
2008*	10.000000	6.367935	-36.32%	18
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.267040	14.710233	10.88%	12,010
2016	12.635636	13.267040	5.00%	22,107
2015	12.906437	12.635636	-2.10%	23,012
2014	12.505958	12.906437	3.20%	24,017
2013	11.022994	12.505958	13.45%	24,831
2012	10.030754	11.022994	9.89%	26,157
2011	10.275186	10.030754	-2.38%	26,426
2010	9.405466	10.275186	9.25%	27,214
2009	7.932892	9.405466	18.56%	26,322
2008*	10.000000	7.932892	-20.67%	9,362

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.637937	15.628112	14.59%	6,457
2016	12.842012	13.637937	6.20%	6,457
2015	13.153042	12.842012	-2.36%	6,651
2014	12.696218	13.153042	3.60%	6,651
2013	10.582587	12.696218	19.97%	13,693
2012	9.411202	10.582587	12.45%	12,211
2011	9.850488	9.411202	-4.46%	194
2010	8.857611	9.850488	11.21%	194
2009	7.209508	8.857611	22.86%	194
2008*	10.000000	7.209508	-27.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.371988	13.020850	5.24%	5,700
2016	11.951598	12.371988	3.52%	5,816
2015	12.167708	11.951598	-1.78%	5,936
2014	11.899772	12.167708	2.25%	6,060
2013	11.460716	11.899772	3.83%	6,182
2012	10.774655	11.460716	6.37%	6,304
2011	10.737241	10.774655	0.35%	6,423
2010	10.160215	10.737241	5.68%	6,550
2009	9.085119	10.160215	11.83%	6,671
2008*	10.000000	9.085119	-9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.853924	12.326142	13.56%	0
2016	10.391392	10.853924	4.45%	0
2015	10.972815	10.391392	-5.30%	0
2014	10.844162	10.972815	1.19%	0
2013*	10.000000	10.844162	8.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.859750	12.657854	16.56%	0
2016	10.332768	10.859750	5.10%	0
2015	10.977749	10.332768	-5.88%	0
2014	10.982926	10.977749	-0.05%	0
2013*	10.000000	10.982926	9.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.486449	15.209431	12.78%	5,037
2016	12.768677	13.486449	5.62%	5,263
2015	13.043195	12.768677	-2.10%	5,499
2014	12.605515	13.043195	3.47%	6,860
2013	10.813896	12.605515	16.57%	7,651
2012	9.725833	10.813896	11.19%	9,394
2011	10.063573	9.725833	-3.36%	9,941
2010	9.131965	10.063573	10.20%	5,747
2009	7.567920	9.131965	20.67%	4,261
2008*	10.000000	7.567920	-24.32%	18

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.573581	15.858411	16.83%	0
2016	12.749383	13.573581	6.46%	0
2015	13.081898	12.749383	-2.54%	0
2014	12.643919	13.081898	3.46%	0
2013	10.281952	12.643919	22.97%	0
2012	9.068578	10.281952	13.38%	0
2011	9.613723	9.068578	-5.67%	0
2010	8.574368	9.613723	12.12%	0
2009	6.845834	8.574368	25.25%	0
2008*	10.000000	6.845834	-31.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.063342	14.204400	8.73%	0
2016	12.454595	13.063342	4.89%	16,971
2015	12.722265	12.454595	-2.10%	25,681
2014	12.352989	12.722265	2.99%	26,105
2013	11.222791	12.352989	10.07%	26,041
2012	10.306939	11.222791	8.89%	26,028
2011	10.444335	10.306939	-1.32%	26,049
2010	9.680631	10.444335	7.89%	26,138
2009	8.313515	9.680631	16.44%	9,913
2008*	10.000000	8.313515	-16.86%	10,798
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.084587	13.516845	3.30%	12,172
2016	12.552007	13.084587	4.24%	14,449
2015	12.777225	12.552007	-1.76%	10,242
2014	12.291451	12.777225	3.95%	9,201
2013	12.663947	12.291451	-2.94%	6,277
2012	11.877682	12.663947	6.62%	13,314
2011	11.260758	11.877682	5.48%	12,589
2010	10.630137	11.260758	5.93%	9,063
2009	9.875451	10.630137	7.64%	23,173
2008*	10.000000	9.875451	-1.25%	18,737
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.684576	14.051352	2.68%	6,901
2016	13.382962	13.684576	2.25%	6,317
2015	13.595280	13.382962	-1.56%	6,317
2014	13.100059	13.595280	3.78%	14,452
2013	13.515986	13.100059	-3.08%	9,326
2012	12.752073	13.515986	5.99%	11,350
2011	12.152136	12.752073	4.94%	7,677
2010	11.359380	12.152136	6.98%	2,858
2009	9.859397	11.359380	15.21%	0
2008*	10.000000	9.859397	-1.41%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.129865	11.816519	16.65%	18,947
2016	9.190509	10.129865	10.22%	1,355
2015*	10.000000	9.190509	-8.09%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.105985	11.383374	12.64%	1,308
2016	9.389561	10.105985	7.63%	1,308
2015*	10.000000	9.389561	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	19.519881	27.332028	40.02%	13,625
2016	18.313282	19.519881	6.59%	12,082
2015	22.031836	18.313282	-16.88%	12,924
2014	23.563115	22.031836	-6.50%	13,229
2013	23.636881	23.563115	-0.31%	231
2012	20.379405	23.636881	15.98%	231
2011	26.531812	20.379405	-23.19%	249
2010	23.079879	26.531812	14.96%	763
2009	14.282143	23.079879	61.60%	763
2008	34.173167	14.282143	-58.21%	763
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	18.419938	18.606957	1.02%	108,815
2016	18.477822	18.419938	-0.31%	131,986
2015	18.694218	18.477822	-1.16%	154,303
2014	18.067091	18.694218	3.47%	191,495
2013	19.030589	18.067091	-5.06%	227,481
2012	18.662539	19.030589	1.97%	290,028
2011	17.584301	18.662539	6.13%	337,136
2010	16.959907	17.584301	3.68%	403,159
2009	16.691152	16.959907	1.61%	460,189
2008	15.659437	16.691152	6.59%	558,473
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	11.781795	11.707562	-0.63%	387,847
2016	11.905556	11.781795	-1.04%	318,651
2015	12.031891	11.905556	-1.05%	380,249
2014	12.159558	12.031891	-1.05%	441,244
2013	12.288582	12.159558	-1.05%	483,352
2012	12.419345	12.288582	-1.05%	539,403
2011	12.550759	12.419345	-1.05%	648,981
2010	12.683920	12.550759	-1.05%	629,955
2009	12.813136	12.683920	-1.01%	828,501
2008	12.688521	12.813136	0.98%	1,404,857
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.646647	17.210950	26.12%	26,325
2016	13.672264	13.646647	-0.19%	29,485
2015	14.253061	13.672264	-4.07%	35,934
2014	14.469182	14.253061	-1.49%	48,469
2013	12.409691	14.469182	16.60%	19,425
2012	10.848439	12.409691	14.39%	21,486
2011	12.149733	10.848439	-10.71%	22,618
2010	10.838108	12.149733	12.10%	1,477
2009	8.443505	10.838108	28.36%	1,477
2008	15.818800	8.443505	-46.62%	1,477

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.764805	12.025658	23.15%	6,901
2016	9.816797	9.764805	-0.53%	7,219
2015	10.060692	9.816797	-2.42%	6,373
2014	10.838078	10.060692	-7.17%	5,508
2013	9.051268	10.838078	19.74%	5,499
2012	7.738252	9.051268	16.97%	3,731
2011	8.973193	7.738252	-13.76%	3,727
2010	8.443667	8.973193	6.27%	3,718
2009	6.635011	8.443667	27.26%	5,281
2008	11.782764	6.635011	-43.69%	2,573
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.233361	24.883234	17.19%	23,305
2016	19.602192	21.233361	8.32%	24,909
2015	20.009915	19.602192	-2.04%	26,661
2014	19.261959	20.009915	3.88%	36,258
2013	15.298017	19.261959	25.91%	43,480
2012	13.339339	15.298017	14.68%	43,431
2011	14.032256	13.339339	-4.94%	47,981
2010	12.371310	14.032256	13.43%	80,047
2009	9.828641	12.371310	25.87%	115,145
2008	15.727662	9.828641	-37.51%	119,799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.377101	18.009413	9.97%	35,191
2016	15.569167	16.377101	5.19%	35,365
2015	15.761762	15.569167	-1.22%	35,545
2014	15.230653	15.761762	3.49%	17,913
2013	13.570556	15.230653	12.23%	14,826
2012	12.538058	13.570556	8.23%	4,013
2011	12.559714	12.538058	-0.17%	1,738
2010	11.558545	12.559714	8.66%	1,816
2009*	10.000000	11.558545	15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.892758	21.463363	13.61%	4,731
2016	17.721208	18.892758	6.61%	4,731
2015	18.005019	17.721208	-1.58%	4,731
2014	17.294686	18.005019	4.11%	4,731
2013	14.626774	17.294686	18.24%	0
2012	13.169128	14.626774	11.07%	0
2011	13.434287	13.169128	-1.97%	0
2010	12.118836	13.434287	10.85%	0
2009*	10.000000	12.118836	21.19%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.992512	15.678561	4.58%	20,327
2016	14.531585	14.992512	3.17%	21,980
2015	14.647004	14.531585	-0.79%	14,315
2014	14.248134	14.647004	2.80%	48,060
2013	13.735651	14.248134	3.73%	53,798
2012	13.198641	13.735651	4.07%	49,613
2011	12.958613	13.198641	1.85%	37,634
2010	12.367336	12.958613	4.78%	37,826
2009	11.457685	12.367336	7.94%	43,447
2008	12.321366	11.457685	-7.01%	35,090
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.841986	12.233744	12.84%	2,377
2016	10.365121	10.841986	4.60%	2,376
2015	10.825992	10.365121	-4.26%	2,376
2014	10.678624	10.825992	1.38%	2,376
2013*	10.000000	10.678624	6.79%	2,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.901534	12.617221	15.74%	0
2016	10.300926	10.901534	5.83%	0
2015	10.838915	10.300926	-4.96%	0
2014	10.767254	10.838915	0.67%	0
2013*	10.000000	10.767254	7.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.738358	20.939042	11.74%	124,162
2016	17.674214	18.738358	6.02%	186,297
2015	17.921751	17.674214	-1.38%	221,766
2014	17.219746	17.921751	4.08%	250,017
2013	14.921405	17.219746	15.40%	271,982
2012	13.608740	14.921405	9.65%	305,200
2011	13.758420	13.608740	-1.09%	339,994
2010	12.536212	13.758420	9.75%	379,657
2009	10.634318	12.536212	17.88%	397,629
2008	13.993020	10.634318	-24.00%	308,877
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.339527	23.483375	15.46%	29,941
2016	18.947736	20.339527	7.35%	36,575
2015	19.289573	18.947736	-1.77%	40,865
2014	18.573563	19.289573	3.85%	57,887
2013	15.338297	18.573563	21.09%	66,109
2012	13.626416	15.338297	12.56%	67,336
2011	14.069917	13.626416	-3.15%	76,291
2010	12.601804	14.069917	11.65%	81,073
2009	10.238185	12.601804	23.09%	78,014
2008	15.081042	10.238185	-32.11%	94,098

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.140592	18.523423	8.07%	20,825
2016	16.387425	17.140592	4.60%	26,649
2015	16.566374	16.387425	-1.08%	30,129
2014	15.984591	16.566374	3.64%	33,644
2013	14.619856	15.984591	9.33%	41,207
2012	13.675831	14.619856	6.90%	45,365
2011	13.541356	13.675831	0.99%	68,382
2010	12.610990	13.541356	7.38%	86,687
2009	11.124870	12.610990	13.36%	94,504
2008	13.233857	11.124870	-15.94%	131,578
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.631988	31.031260	25.98%	313,648
2016	24.020160	24.631988	2.55%	363,648
2015	23.098638	24.020160	3.99%	383,495
2014	21.455686	23.098638	7.66%	474,665
2013	15.861569	21.455686	35.27%	537,218
2012	13.506535	15.861569	17.44%	597,874
2011	13.961417	13.506535	-3.26%	717,051
2010	12.968302	13.961417	7.66%	869,591
2009*	10.000000	12.968302	29.68%	1,431
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.344282	12.032660	16.32%	0
2016	9.630581	10.344282	7.41%	0
2015	9.956514	9.630581	-3.27%	0
2014*	10.000000	9.956514	-0.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.955205	13.192488	20.42%	0
2016	10.060568	10.955205	8.89%	0
2015	10.152954	10.060568	-0.91%	0
2014*	10.000000	10.152954	1.53%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	46.470361	53.239585	14.57%	26,581
2016	39.041025	46.470361	19.03%	33,048
2015	40.481189	39.041025	-3.56%	38,967
2014	37.388599	40.481189	8.27%	46,180
2013	28.399687	37.388599	31.65%	49,640
2012	24.432623	28.399687	16.24%	57,422
2011	25.335958	24.432623	-3.57%	76,681
2010	20.288667	25.335958	24.88%	88,321
2009	14.993142	20.288667	35.32%	100,764
2008	23.848329	14.993142	-37.13%	113,478

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	19.847580	20.883219	5.22%	42,504
2016	18.461332	19.847580	7.51%	48,887
2015	19.212529	18.461332	-3.91%	57,856
2014	18.690527	19.212529	2.79%	63,717
2013	19.103658	18.690527	-2.16%	66,346
2012	17.199908	19.103658	11.07%	76,065
2011	16.468360	17.199908	4.44%	83,039
2010	15.049686	16.468360	9.43%	96,964
2009	12.228161	15.049686	23.07%	117,087
2008	14.941518	12.228161	-18.16%	139,594
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.580410	21.879868	24.46%	37,959
2016	18.151605	17.580410	-3.15%	42,578
2015	18.434797	18.151605	-1.54%	54,146
2014	18.820147	18.434797	-2.05%	64,618
2013	15.671907	18.820147	20.09%	0
2012	13.663681	15.671907	14.70%	0
2011	15.227920	13.663681	-10.27%	0
2010	13.483249	15.227920	12.94%	0
2009*	10.000000	13.483249	34.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.839322	10.751958	21.64%	26,830
2016	8.489257	8.839322	4.12%	28,924
2015	9.042231	8.489257	-6.12%	31,528
2014*	10.000000	9.042231	-9.58%	34,701
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.470981	19.932937	28.84%	9,042
2016	15.299674	15.470981	1.12%	9,670
2015	14.948630	15.299674	2.35%	14,365
2014	13.679660	14.948630	9.28%	21,328
2013	10.260273	13.679660	33.33%	21,135
2012	8.911894	10.260273	15.13%	21,951
2011	9.275848	8.911894	-3.92%	23,562
2010	8.115500	9.275848	14.30%	29,286
2009	6.319765	8.115500	28.41%	4,953
2008*	10.000000	6.319765	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.340390	20.786664	13.34%	7,972
2016	15.929926	18.340390	15.13%	10,112
2015	16.622770	15.929926	-4.17%	16,061
2014	15.200373	16.622770	9.36%	15,149
2013	11.342134	15.200373	34.02%	14,761
2012	9.729852	11.342134	16.57%	15,060
2011	10.441661	9.729852	-6.82%	10,273
2010*	10.000000	10.441661	4.42%	18,243

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.330542	17.348667	13.16%	3,414
2016	13.350615	15.330542	14.83%	3,595
2015	13.972429	13.350615	-4.45%	3,796
2014	12.808669	13.972429	9.09%	3,999
2013	9.586617	12.808669	33.61%	4,210
2012	8.239178	9.586617	16.35%	4,445
2011	8.866617	8.239178	-7.08%	5,109
2010	7.947674	8.866617	11.56%	7,000
2009	6.303974	7.947674	26.07%	10,681
2008*	10.000000	6.303974	-36.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.617419	19.740467	26.40%	80,679
2016	14.824242	15.617419	5.35%	94,579
2015	15.009314	14.824242	-1.23%	114,030
2014	14.580268	15.009314	2.94%	127,796
2013	10.604872	14.580268	37.49%	147,044
2012	9.327500	10.604872	13.69%	172,428
2011	9.842572	9.327500	-5.23%	203,308
2010	7.843432	9.842572	25.49%	255,256
2009	6.235505	7.843432	25.79%	295,067
2008*	10.000000	6.235505	-37.64%	2,604
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.834834	22.343300	12.65%	31,157
2016	17.045767	19.834834	16.36%	31,187
2015	17.738513	17.045767	-3.91%	41,069
2014	15.319402	17.738513	15.79%	51,115
2013	11.410822	15.319402	34.25%	47,774
2012	9.911992	11.410822	15.12%	50,073
2011	10.255010	9.911992	-3.34%	77,097
2010	8.663025	10.255010	18.38%	85,403
2009	6.710343	8.663025	29.10%	102,798
2008*	10.000000	6.710343	-32.90%	4,524
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	24.723828	30.562924	23.62%	12,292
2016	23.069567	24.723828	7.17%	12,933
2015	23.139402	23.069567	-0.30%	16,561
2014	22.745438	23.139402	1.73%	19,397
2013	15.930920	22.745438	42.78%	18,330
2012	14.193127	15.930920	12.24%	19,757
2011	14.437023	14.193127	-1.69%	24,787
2010	11.630412	14.437023	24.13%	24,775
2009	9.221509	11.630412	26.12%	29,041
2008	17.393550	9.221509	-46.98%	33,278

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	47.243998	50.986312	7.92%	24,795
2016	37.912314	47.243998	24.61%	30,655
2015	40.769988	37.912314	-7.01%	32,514
2014	38.499174	40.769988	5.90%	37,495
2013	27.711842	38.499174	38.93%	42,344
2012	23.252537	27.711842	19.18%	44,563
2011	24.753902	23.252537	-6.07%	60,522
2010	19.759466	24.753902	25.28%	71,415
2009	15.821493	19.759466	24.89%	104,143
2008	23.566889	15.821493	-32.87%	132,410
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	40.495914	45.476600	12.30%	31,744
2016	33.317384	40.495914	21.55%	41,370
2015	34.230669	33.317384	-2.67%	44,121
2014	34.314192	34.230669	-0.24%	51,912
2013	24.610720	34.314192	39.43%	69,829
2012	21.534130	24.610720	14.29%	74,694
2011	23.043130	21.534130	-6.55%	83,934
2010	18.582482	23.043130	24.00%	105,545
2009	13.941637	18.582482	33.29%	121,318
2008	22.794950	13.941637	-38.84%	143,177
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	22.140307	26.404837	19.26%	127,334
2016	20.086910	22.140307	10.22%	144,389
2015	20.111940	20.086910	-0.12%	157,894
2014	18.123718	20.111940	10.97%	194,642
2013	13.970803	18.123718	29.73%	228,745
2012	12.362176	13.970803	13.01%	273,002
2011	12.427368	12.362176	-0.52%	306,405
2010	11.070244	12.427368	12.26%	348,243
2009	8.872334	11.070244	24.77%	395,714
2008	15.342046	8.872334	-42.17%	448,260
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.603625	15.389581	5.38%	65,767
2016	13.747920	14.603625	6.22%	74,782
2015	14.680281	13.747920	-6.35%	80,187
2014	11.511066	14.680281	27.53%	96,105
2013	11.289420	11.511066	1.96%	96,264
2012	9.853885	11.289420	14.57%	101,732
2011	9.350388	9.853885	5.38%	127,808
2010	7.258721	9.350388	28.82%	169,336
2009	5.606879	7.258721	29.46%	173,646
2008*	10.000000	5.606879	-43.93%	373

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.436334	17.317114	19.96%	7,558
2016	13.096612	14.436334	10.23%	7,891
2015	13.111956	13.096612	-0.12%	7,112
2014	11.718626	13.111956	11.89%	8,048
2013*	10.000000	11.718626	17.19%	4,116
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.726826	10.782123	0.52%	7,380
2016	10.576805	10.726826	1.42%	8,092
2015	10.725622	10.576805	-1.39%	8,573
2014	10.786170	10.725622	-0.56%	15,586
2013	10.889131	10.786170	-0.95%	17,600
2012	10.630383	10.889131	2.43%	14,149
2011	10.605217	10.630383	0.24%	13,812
2010	10.464519	10.605217	1.34%	16,928
2009	9.873597	10.464519	5.98%	28,820
2008*	10.000000	9.873597	-1.26%	493
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.663303	16.567391	12.99%	9
2016	12.259778	14.663303	19.60%	0
2015	13.025772	12.259778	-5.88%	0
2014	12.590914	13.025772	3.45%	0
2013*	10.000000	12.590914	25.91%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.348134	17.423363	21.43%	2,872
2016	14.340037	14.348134	0.06%	2,116
2015	15.080789	14.340037	-4.91%	4,387
2014	16.592600	15.080789	-9.11%	5,688
2013	13.962887	16.592600	18.83%	5,270
2012	11.802340	13.962887	18.31%	10,448
2011	13.619829	11.802340	-13.34%	5,469
2010	12.942918	13.619829	5.23%	4,330
2009*	10.000000	12.942918	29.43%	5,146
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.878295	12.175853	23.26%	4,732
2016	9.583989	9.878295	3.07%	5,215
2015*	10.000000	9.583989	-4.16%	6,114

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.855513	10.837580	-0.17%	13,919
2016	10.838237	10.855513	0.16%	30,027
2015	10.933154	10.838237	-0.87%	30,276
2014	10.982182	10.933154	-0.45%	40,095
2013	11.030689	10.982182	-0.44%	47,807
2012	10.657249	11.030689	3.50%	49,615
2011	10.739013	10.657249	-0.76%	52,196
2010	10.308180	10.739013	4.18%	58,208
2009	9.192484	10.308180	12.14%	32,780
2008	10.731098	9.192484	-14.34%	30,287
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.747159	26.657237	17.19%	24,151
2016	20.924319	22.747159	8.71%	26,125
2015	21.244856	20.924319	-1.51%	26,987
2014	19.450926	21.244856	9.22%	31,250
2013	14.285467	19.450926	36.16%	28,213
2012	13.009065	14.285467	9.81%	31,992
2011	13.564681	13.009065	-4.10%	34,905
2010	11.158301	13.564681	21.57%	39,350
2009	8.580237	11.158301	30.05%	27,257
2008	14.319374	8.580237	-40.08%	6,158
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.074993	30.215400	25.51%	0
2016	24.877693	24.074993	-3.23%	0
2015	24.281280	24.877693	2.46%	0
2014	21.262664	24.281280	14.20%	0
2013	16.562583	21.262664	28.38%	0
2012	14.667812	16.562583	12.92%	0
2011	14.995473	14.667812	-2.19%	0
2010	13.850234	14.995473	8.27%	0
2009	9.685417	13.850234	43.00%	193,152
2008	17.966395	9.685417	-46.09%	233,613
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	20.855233	26.578593	27.44%	48,926
2016	20.595174	20.855233	1.26%	57,338
2015	19.523939	20.595174	5.49%	62,862
2014	18.652231	19.523939	4.67%	76,254
2013	13.861965	18.652231	34.56%	92,785
2012	12.030690	13.861965	15.22%	104,912
2011	12.026321	12.030690	0.04%	113,911
2010	9.535038	12.026321	26.13%	125,587
2009	7.266731	9.535038	31.21%	148,553
2008	14.418927	7.266731	-49.60%	169,893

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.630853	26.547662	35.23%	49,125
2016	19.822362	19.630853	-0.97%	60,802
2015	19.272588	19.822362	2.85%	75,174
2014	19.040636	19.272588	1.22%	84,916
2013	15.115150	19.040636	25.97%	31,741
2012	12.597123	15.115150	19.99%	31,430
2011	13.881325	12.597123	-9.25%	37,631
2010	12.097212	13.881325	14.75%	45,535
2009	8.746810	12.097212	38.30%	56,202
2008	14.779357	8.746810	-40.82%	76,795
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.416299	10.953722	5.16%	486
2016	9.880994	10.416299	5.42%	566
2015	10.216795	9.880994	-3.29%	569
2014	10.040205	10.216795	1.76%	7,212
2013	10.160185	10.040205	-1.18%	10,202
2012*	10.000000	10.160185	1.60%	1,328
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.887670	11.120349	25.12%	0
2016	9.232420	8.887670	-3.73%	0
2015	9.049310	9.232420	2.02%	0
2014*	10.000000	9.049310	-9.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	22.646181	26.198337	15.69%	81,173
2016	20.503873	22.646181	10.45%	93,506
2015	20.053998	20.503873	2.24%	102,368
2014	18.307312	20.053998	9.54%	109,618
2013	14.040399	18.307312	30.39%	133,142
2012	12.141322	14.040399	15.64%	150,091
2011	12.271664	12.141322	-1.06%	173,951
2010	10.681293	12.271664	14.89%	187,546
2009	8.414534	10.681293	26.94%	234,233
2008	13.820827	8.414534	-39.12%	269,911
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.975742	21.435202	12.96%	7,075
2016	16.244015	18.975742	16.82%	7,975
2015	17.445525	16.244015	-6.89%	12,463
2014	15.751004	17.445525	10.76%	10,359
2013	11.288138	15.751004	39.54%	8,312
2012	9.669019	11.288138	16.75%	9,692
2011	9.992485	9.669019	-3.24%	14,225
2010	8.183088	9.992485	22.11%	12,238
2009	6.027831	8.183088	35.76%	15,995
2008	9.798644	6.027831	-38.48%	14,833

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.520068	11.802594	12.19%	8,920
2016	9.416232	10.520068	11.72%	9,499
2015	10.478944	9.416232	-10.14%	9,679
2014	10.542183	10.478944	-0.60%	10,336
2013	10.642420	10.542183	-0.94%	10,698
2012*	10.000000	10.642420	6.42%	3,660
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.517112	11.424808	8.63%	0
2016	9.387960	10.517112	12.03%	0
2015	9.717416	9.387960	-3.39%	1,623
2014*	10.000000	9.717416	-2.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.297241	12.378964	9.58%	10,383
2016	11.094660	11.297241	1.83%	10,459
2015	12.079112	11.094660	-8.15%	9,413
2014	12.170653	12.079112	-0.75%	9,497
2013	13.164295	12.170653	-7.55%	12,684
2012	12.642832	13.164295	4.12%	15,352
2011	11.784787	12.642832	7.28%	17,041
2010	10.889269	11.784787	8.22%	5,001
2009*	10.000000	10.889269	8.89%	2,292
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.680046	11.702467	0.19%	74,550
2016	11.651586	11.680046	0.24%	83,151
2015	11.750690	11.651586	-0.84%	92,068
2014	11.787175	11.750690	-0.31%	89,811
2013	11.939974	11.787175	-1.28%	87,077
2012	11.410852	11.939974	4.64%	104,783
2011	11.416548	11.410852	-0.05%	107,253
2010	10.968874	11.416548	4.08%	48,442
2009*	10.000000	10.968874	9.69%	8,344
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.979270	14.339451	2.58%	0
2016	13.430584	13.979270	4.09%	0
2015	13.950407	13.430584	-3.73%	0
2014	13.675686	13.950407	2.01%	0
2013	15.224063	13.675686	-10.17%	0
2012	14.147476	15.224063	7.61%	0
2011	12.803216	14.147476	10.50%	0
2010	11.968273	12.803216	6.98%	0
2009	10.220224	11.968273	17.10%	0
2008	11.109026	10.220224	-8.00%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.131942	10.256962	1.23%	83
2016*	10.000000	10.131942	1.32%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.724102	16.325215	3.82%	0
2016	15.474885	15.724102	1.61%	0
2015	15.571272	15.474885	-0.62%	0
2014	15.091937	15.571272	3.18%	0
2013	15.556294	15.091937	-2.99%	0
2012	14.344674	15.556294	8.45%	0
2011	13.992100	14.344674	2.52%	0
2010	13.079395	13.992100	6.98%	0
2009	11.592014	13.079395	12.83%	0
2008	11.183921	11.592014	3.65%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.930873	11.337448	3.72%	22,685
2016	10.768346	10.930873	1.51%	23,459
2015	10.846212	10.768346	-0.72%	23,297
2014	10.522768	10.846212	3.07%	23,769
2013	10.857341	10.522768	-3.08%	47,363
2012	10.020820	10.857341	8.35%	61,070
2011*	10.000000	10.020820	0.21%	906
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.850546	12.338309	25.26%	0
2016*	10.000000	9.850546	-1.49%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.890255	14.457475	4.08%	0
2016	11.725878	13.890255	18.46%	0
2015	13.536731	11.725878	-13.38%	0
2014	14.188087	13.536731	-4.59%	0
2013	11.851419	14.188087	19.72%	0
2012	11.130984	11.851419	6.47%	0
2011	12.797561	11.130984	-13.02%	0
2010	9.951646	12.797561	28.60%	0
2009	6.363587	9.951646	56.38%	0
2008	11.336649	6.363587	-43.87%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.434551	35.820095	25.97%	17,393
2016	32.184212	28.434551	-11.65%	16,366
2015	28.919384	32.184212	11.29%	29,498
2014	22.271997	28.919384	29.85%	41,345
2013	14.954399	22.271997	48.93%	27,637
2012	11.537032	14.954399	29.62%	33,328
2011	10.562259	11.537032	9.23%	24,567
2010*	10.000000	10.562259	5.62%	2,480

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.838626	7.603628	-3.00%	13,885
2016	5.523613	7.838626	41.91%	24,989
2015	8.410378	5.523613	-34.32%	12,927
2014	10.538538	8.410378	-20.19%	10,478
2013	9.656218	10.538538	9.14%	11,900
2012*	10.000000	9.656218	-3.44%	9,105
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	22.868593	34.177924	49.45%	29,814
2016	23.086909	22.868593	-0.95%	25,753
2015	27.127746	23.086909	-14.90%	27,671
2014	27.529819	27.127746	-1.46%	30,022
2013	24.836519	27.529819	10.84%	31,364
2012	19.336724	24.836519	28.44%	36,555
2011	26.314442	19.336724	-26.52%	16,000
2010	20.966110	26.314442	25.51%	20,864
2009	9.939339	20.966110	110.94%	24,691
2008	28.520840	9.939339	-65.15%	27,268
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	23.794560	23.145572	-2.73%	15,826
2016	16.732540	23.794560	42.21%	16,718
2015	25.408730	16.732540	-34.15%	18,437
2014	31.742478	25.408730	-19.95%	20,046
2013	29.022122	31.742478	9.37%	23,445
2012	28.370161	29.022122	2.30%	28,443
2011	34.315944	28.370161	-17.33%	11,041
2010	26.834592	34.315944	27.88%	12,002
2009	17.214804	26.834592	55.88%	13,042
2008	32.293027	17.214804	-46.69%	13,234
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	18.456006	23.094357	25.13%	1,987
2016	17.951994	18.456006	2.81%	2,158
2015	18.725579	17.951994	-4.13%	2,563
2014	17.172753	18.725579	9.04%	2,563
2013	12.958375	17.172753	32.52%	2,563
2012	11.262745	12.958375	15.06%	2,563
2011	12.216025	11.262745	-7.80%	2,563
2010	10.989052	12.216025	11.17%	2,563
2009	8.740381	10.989052	25.73%	2,563
2008	14.216592	8.740381	-38.52%	2,563

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.502984	30.516110	24.54%	235
2016	22.981939	24.502984	6.62%	9,270
2015	23.915161	22.981939	-3.90%	11,437
2014	24.631424	23.915161	-2.91%	11,670
2013	16.569702	24.631424	48.65%	11,544
2012	15.524010	16.569702	6.74%	12,139
2011	16.444292	15.524010	-5.60%	19,092
2010	13.109049	16.444292	25.44%	14,048
2009*	10.000000	13.109049	31.09%	1,934

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.576608	13.089545	13.07%	3,759
2016	11.323854	11.576608	2.23%	568
2015	11.600604	11.323854	-2.39%	813
2014	11.256096	11.600604	3.06%	1,051
2013	10.167936	11.256096	10.70%	1,301
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.605961	21.882609	11.61%	10,096
2016	15.885120	19.605961	23.42%	13,384
2015	17.031581	15.885120	-6.73%	16,161
2014	15.806910	17.031581	7.75%	17,729
2013	11.612344	15.806910	36.12%	27,445
2012	9.911273	11.612344	17.16%	88,590
2011	10.966845	9.911273	-9.63%	104,550
2010	8.759604	10.966845	25.20%	114,549
2009	6.208582	8.759604	41.09%	69,543
2008*	10.000000	6.208582	-37.91%	30,162
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.971660	14.325759	2.53%	62,256
2016	13.532889	13.971660	3.24%	84,533
2015	14.029679	13.532889	-3.54%	92,801
2014	13.732578	14.029679	2.16%	119,878
2013	15.171785	13.732578	-9.49%	142,996
2012	14.285811	15.171785	6.20%	260,485
2011	12.926098	14.285811	10.52%	353,292
2010	12.433365	12.926098	3.96%	331,863
2009	11.406501	12.433365	9.00%	344,720
2008	11.719554	11.406501	-2.67%	335,091
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	24.427294	29.108686	19.16%	129,385
2016	21.763717	24.427294	12.24%	140,456
2015	23.316310	21.763717	-6.66%	149,276
2014	20.955483	23.316310	11.27%	162,510
2013	15.600262	20.955483	34.33%	187,781
2012	13.747239	15.600262	13.48%	231,456
2011	13.480316	13.747239	1.98%	276,788
2010	11.940917	13.480316	12.89%	343,727
2009	10.223592	11.940917	16.80%	391,517
2008	15.803283	10.223592	-35.31%	445,872

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	17.856798	23.172346	29.77%	0
2016	19.105368	17.856798	-6.54%	0
2015	19.172501	19.105368	-0.35%	0
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	24.057594	26.576190	10.47%	38,044
2016	19.799287	24.057594	21.51%	44,548
2015	20.310510	19.799287	-2.52%	39,074
2014	17.639464	20.310510	15.14%	58,589
2013	13.707510	17.639464	28.68%	50,357
2012	11.914872	13.707510	15.05%	48,821
2011	12.131262	11.914872	-1.78%	58,228
2010	10.285729	12.131262	17.94%	57,634
2009	8.003497	10.285729	28.52%	72,604
2008	10.697120	8.003497	-25.18%	76,675
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	36.979366	39.773005	7.55%	0
2016	31.033792	36.979366	19.16%	0
2015	32.647049	31.033792	-4.94%	0
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	1,090,414
2008	20.554101	14.884699	-27.58%	1,184,419
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.226802	12.934695	15.21%	10,690
2016	9.780640	11.226802	14.79%	7,625
2015*	10.000000	9.780640	-2.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.595831	17.539200	12.46%	98,387
2016	15.190796	15.595831	2.67%	109,466
2015	15.515057	15.190796	-2.09%	136,612
2014	15.390246	15.515057	0.81%	151,545
2013	13.600734	15.390246	13.16%	181,115
2012	12.505920	13.600734	8.75%	175,540
2011	13.122397	12.505920	-4.70%	243,497
2010	12.088339	13.122397	8.55%	193,397
2009*	10.000000	12.088339	20.88%	81,176

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.302079	10.910293	5.90%	19,742
2016	9.232806	10.302079	11.58%	16,370
2015*	10.000000	9.232806	-7.67%	3,929
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.939655	10.145817	2.07%	8,628
2016	9.808699	9.939655	1.34%	19,507
2015*	10.000000	9.808699	-1.91%	5,694
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.221005	2.21%	3,868
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.348301	16.964778	10.53%	10,405
2016	11.838473	15.348301	29.65%	8,979
2015	12.797136	11.838473	-7.49%	3,483
2014	12.251137	12.797136	4.46%	8,613
2013*	10.000000	12.251137	22.51%	5,351
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.978277	13.628691	13.78%	5,483
2016	10.512985	11.978277	13.94%	1,328
2015	10.904285	10.512985	-3.59%	1,647
2014*	10.000000	10.904285	9.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.692673	34.121130	11.17%	48,072
2016	24.682937	30.692673	24.35%	59,079
2015	25.552721	24.682937	-3.40%	69,252
2014	24.578155	25.552721	3.97%	78,124
2013	17.660870	24.578155	39.17%	100,360
2012	15.428967	17.660870	14.47%	106,693
2011	15.512910	15.428967	-0.54%	153,218
2010	12.465786	15.512910	24.44%	154,168
2009	10.081407	12.465786	23.65%	174,184
2008	14.755033	10.081407	-31.67%	201,722
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	25.047963	30.109243	20.21%	511,544
2016	22.671638	25.047963	10.48%	551,425
2015	22.672789	22.671638	-0.01%	644,858
2014	20.211670	22.672789	12.18%	711,433
2013	15.478869	20.211670	30.58%	798,397
2012	13.523176	15.478869	14.46%	921,096
2011	13.421278	13.523176	0.76%	1,092,360
2010	11.817023	13.421278	13.58%	1,371,953
2009	9.457808	11.817023	24.94%	1,593,483
2008	15.213830	9.457808	-37.83%	1,805,205

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.173163	23.011237	14.07%	35,859
2016	18.479930	20.173163	9.16%	37,148
2015	19.302126	18.479930	-4.26%	45,860
2014	17.202587	19.302126	12.20%	49,064
2013	12.947248	17.202587	32.87%	51,305
2012	11.691544	12.947248	10.74%	61,622
2011	11.715723	11.691544	-0.21%	91,202
2010	10.317348	11.715723	13.55%	101,230
2009	7.799377	10.317348	32.28%	116,280
2008	12.026253	7.799377	-35.15%	126,469
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	23.246830	29.276096	25.94%	119,811
2016	21.782964	23.246830	6.72%	126,839
2015	22.582690	21.782964	-3.54%	136,183
2014	21.124533	22.582690	6.90%	162,814
2013	17.637339	21.124533	19.77%	188,814
2012	16.149529	17.637339	9.21%	223,403
2011	14.978871	16.149529	7.82%	249,599
2010	13.133645	14.978871	14.05%	280,599
2009	10.835374	13.133645	21.21%	308,182
2008	15.551743	10.835374	-30.33%	353,134
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.710852	18.698702	27.11%	53
2016	15.092258	14.710852	-2.53%	53
2015	15.686941	15.092258	-3.79%	53
2014	17.491613	15.686941	-10.32%	53
2013	14.379669	17.491613	21.64%	53
2012	12.905367	14.379669	11.42%	377
2011	16.006898	12.905367	-19.38%	377
2010	15.494547	16.006898	3.31%	862
2009	11.961882	15.494547	29.53%	898
2008	19.296974	11.961882	-38.01%	898
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	19.349338	23.860154	23.31%	623
2016	16.711163	19.349338	15.79%	571
2015	17.290724	16.711163	-3.35%	506
2014	17.208676	17.290724	0.48%	455
2013	11.713329	17.208676	46.92%	391
2012	9.823778	11.713329	19.23%	835
2011	11.529165	9.823778	-14.79%	1,854
2010	8.888543	11.529165	29.71%	2,685
2009	7.130757	8.888543	24.65%	2,215
2008	11.553497	7.130757	-38.28%	2,094

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.472114	10.713776	2.31%	293,369
2016	9.718836	10.472114	7.75%	333,576
2015	9.925412	9.718836	-2.08%	17,480
2014*	10.000000	9.925412	-0.75%	524,976
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	18.846079	19.391515	2.89%	322,651
2016	18.353254	18.846079	2.69%	353,831
2015	18.602682	18.353254	-1.34%	393,530
2014	18.122183	18.602682	2.65%	450,499
2013	18.136040	18.122183	-0.08%	501,267
2012	16.713375	18.136040	8.51%	606,238
2011	16.523281	16.713375	1.15%	733,076
2010	15.397564	16.523281	7.31%	912,221
2009	12.927144	15.397564	19.11%	1,068,425
2008	14.098393	12.927144	-8.31%	1,150,053
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.849290	16.594322	11.75%	34,196
2016	14.261349	14.849290	4.12%	36,109
2015	14.465070	14.261349	-1.41%	41,965
2014	14.016322	14.465070	3.20%	42,415
2013	12.498349	14.016322	12.15%	68,492
2012	11.315439	12.498349	10.45%	83,124
2011	11.473634	11.315439	-1.38%	84,706
2010	10.290497	11.473634	11.50%	83,807
2009	8.380770	10.290497	22.79%	69,068
2008	11.310248	8.380770	-25.90%	49,548
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.812671	17.063195	15.19%	42,192
2016	14.123545	14.812671	4.88%	41,920
2015	14.333150	14.123545	-1.46%	43,181
2014	13.846720	14.333150	3.51%	49,800
2013	12.074272	13.846720	14.68%	41,202
2012	10.786367	12.074272	11.94%	78,385
2011	11.030144	10.786367	-2.21%	59,042
2010	9.738655	11.030144	13.26%	50,033
2009	7.646576	9.738655	27.36%	47,607
2008	11.490429	7.646576	-33.45%	53,143

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	15.092110	18.033917	19.49%	16,615
2016	14.325457	15.092110	5.35%	16,595
2015	14.533601	14.325457	-1.43%	15,287
2014	14.013978	14.533601	3.71%	17,536
2013	11.662690	14.013978	20.16%	25,458
2012	10.211709	11.662690	14.21%	25,612
2011	10.611150	10.211709	-3.76%	44,030
2010	9.249263	10.611150	14.72%	34,611
2009	7.117041	9.249263	29.96%	27,387
2008	11.621249	7.117041	-38.76%	18,109
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.449246	12.000170	14.84%	10,679
2016*	10.000000	10.449246	4.49%	4,992
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	35.926695	43.265497	20.43%	0
2016	33.661893	35.926695	6.73%	0
2015	33.847465	33.661893	-0.55%	0
2014	30.607192	33.847465	10.59%	0
2013	23.597847	30.607192	29.70%	0
2012	20.515234	23.597847	15.03%	0
2011	21.304743	20.515234	-3.71%	0
2010	18.394528	21.304743	15.82%	0
2009	13.709604	18.394528	34.17%	1,268,137
2008	24.156274	13.709604	-43.25%	1,350,250
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	11.166692	10.737692	-3.84%	64,061
2016	8.456925	11.166692	32.04%	72,575
2015	10.790031	8.456925	-21.62%	73,945
2014	12.506725	10.790031	-13.73%	84,181
2013	10.186261	12.506725	22.78%	103,025
2012	9.834227	10.186261	3.58%	121,926
2011	10.488753	9.834227	-6.24%	180,268
2010	8.900303	10.488753	17.85%	207,862
2009	6.098189	8.900303	45.95%	187,395
2008	13.523666	6.098189	-54.91%	203,870
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	26.123686	29.145429	11.57%	558,863
2016	22.402720	26.123686	16.61%	636,099
2015	23.617524	22.402720	-5.14%	767,999
2014	21.979695	23.617524	7.45%	860,375
2013	17.360932	21.979695	26.60%	989,970
2012	14.979785	17.360932	15.90%	1,209,032
2011	15.017074	14.979785	-0.25%	1,444,228
2010	13.193376	15.017074	13.82%	1,754,955
2009	10.259159	13.193376	28.60%	1,980,975
2008	18.105249	10.259159	-43.34%	2,119,086

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.277240	13.006311	15.33%	8,073
2016*	10.000000	11.277240	12.77%	7,522
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	18.380530	24.432607	32.93%	0
2016	18.538627	18.380530	-0.85%	0
2015	17.770729	18.538627	4.32%	0
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	69,477
2008	12.577225	5.589833	-55.56%	85,250
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	22.873806	30.541576	33.52%	290,444
2016	22.963644	22.873806	-0.39%	308,471
2015	21.689375	22.963644	5.88%	434,120
2014	19.723857	21.689375	9.97%	431,438
2013	14.642162	19.723857	34.71%	485,265
2012	12.925353	14.642162	13.28%	569,881
2011	13.050381	12.925353	-0.96%	672,929
2010	10.636620	13.050381	22.69%	834,405
2009	8.392585	10.636620	26.74%	925,935
2008	16.082526	8.392585	-47.82%	1,023,486
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	18.365937	19.448875	5.90%	133,289
2016	16.236153	18.365937	13.12%	169,345
2015	17.057378	16.236153	-4.81%	180,408
2014	17.063732	17.057378	-0.04%	138,641
2013	16.296302	17.063732	4.71%	154,286
2012	14.429589	16.296302	12.94%	200,372
2011	14.038580	14.429589	2.79%	262,025
2010	12.474675	14.038580	12.54%	335,777
2009	8.773015	12.474675	42.19%	393,514
2008	11.837516	8.773015	-25.89%	429,432
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.961518	15.412700	3.02%	55,936
2016	14.458342	14.961518	3.48%	66,538
2015	14.723060	14.458342	-1.80%	88,714
2014	14.076832	14.723060	4.59%	104,434
2013	14.507539	14.076832	-2.97%	115,185
2012	13.869193	14.507539	4.60%	184,093
2011	13.080146	13.869193	6.03%	222,771
2010	12.282400	13.080146	6.50%	308,759
2009	10.736231	12.282400	14.40%	374,077
2008	11.231360	10.736231	-4.41%	336,278

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	18.184854	21.709019	19.38%	63,928
2016	16.400061	18.184854	10.88%	66,898
2015	16.834960	16.400061	-2.58%	109,918
2014	16.029009	16.834960	5.03%	123,886
2013	11.911608	16.029009	34.57%	147,288
2012	10.496172	11.911608	13.49%	281,214
2011	11.886570	10.496172	-11.70%	338,119
2010	9.338298	11.886570	27.29%	455,636
2009	6.743663	9.338298	38.48%	337,079
2008	11.272286	6.743663	-40.17%	270,356
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	18.140118	23.342056	28.68%	55,282
2016	19.331387	18.140118	-6.16%	79,825
2015	18.887147	19.331387	2.35%	98,887
2014	20.794213	18.887147	-9.17%	19,649
2013	16.126667	20.794213	28.94%	20,539
2012	13.527678	16.126667	19.21%	23,792
2011	16.524786	13.527678	-18.14%	29,069
2010	14.787237	16.524786	11.75%	34,287
2009	11.825312	14.787237	25.05%	43,218
2008	21.300566	11.825312	-44.48%	47,230
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.213788	2.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.032790	28.335317	17.90%	26,283
2016	22.195518	24.032790	8.28%	29,596
2015	23.149550	22.195518	-4.12%	31,818
2014	21.938793	23.149550	5.52%	36,651
2013	17.005390	21.938793	29.01%	41,295
2012	13.528547	17.005390	25.70%	54,637
2011	15.006538	13.528547	-9.85%	52,295
2010	11.999041	15.006538	25.06%	82,839
2009	7.708219	11.999041	55.67%	89,279
2008	15.963627	7.708219	-51.71%	75,652
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.326193	14.758780	10.75%	7,480
2016	11.904886	13.326193	11.94%	6,843
2015	12.834741	11.904886	-7.24%	7,051
2014	12.618130	12.834741	1.72%	14,032
2013	10.308138	12.618130	22.41%	15,045
2012	9.037365	10.308138	14.06%	14,507
2011	9.280772	9.037365	-2.62%	24,895
2010	8.511220	9.280772	9.04%	31,899
2009	6.607120	8.511220	28.82%	34,293
2008*	10.000000	6.607120	-33.93%	2,951

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.195602	17.567362	8.47%	130,248
2016	14.361314	16.195602	12.77%	268,459
2015	15.623162	14.361314	-8.08%	155,341
2014	15.099934	15.623162	3.47%	388,903
2013	13.399766	15.099934	12.69%	357,644
2012	12.027382	13.399766	11.41%	258,756
2011	11.877684	12.027382	1.26%	258,514
2010	10.658939	11.877684	11.43%	347,133
2009	7.948254	10.658939	34.10%	357,928
2008	11.424928	7.948254	-30.43%	269,617
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.559345	20.310970	9.44%	27,038
2016	14.413956	18.559345	28.76%	33,042
2015	15.736753	14.413956	-8.41%	36,529
2014	15.821443	15.736753	-0.54%	42,402
2013	11.742187	15.821443	34.74%	51,199
2012	10.028976	11.742187	17.08%	61,929
2011	10.536498	10.028976	-4.82%	118,865
2010	8.308699	10.536498	26.81%	142,344
2009	6.504602	8.308699	27.74%	161,697
2008	9.818976	6.504602	-33.75%	155,583
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.644053	12.003921	38.87%	17,268
2016	7.441938	8.644053	16.15%	19,218
2015	9.359497	7.441938	-20.49%	20,928
2014*	10.000000	9.359497	-6.41%	26,024
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.339298	20.067909	15.74%	0
2016	16.310023	17.339298	6.31%	0
2015	17.601814	16.310023	-7.34%	0
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.499166	9.809133	15.41%	27,323
2016	8.018123	8.499166	6.00%	36,257
2015	8.670237	8.018123	-7.52%	51,625
2014*	10.000000	8.670237	-13.30%	52,935

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.646188	9.724087	0.81%	201,681
2016	9.474770	9.646188	1.81%	168,869
2015	10.011105	9.474770	-5.36%	218,285
2014*	10.000000	10.011105	0.11%	250,453
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.361304	12.709968	11.87%	0
2016	11.009778	11.361304	3.19%	0
2015	11.819801	11.009778	-6.85%	0
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.181903	10.440240	2.54%	20,420
2016	10.344868	10.181903	-1.58%	26,166
2015	10.270057	10.344868	0.73%	9,395
2014	9.921960	10.270057	3.51%	6,987
2013*	10.000000	9.921960	-0.78%	5,987
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	13.035195	14.833497	13.80%	0
2016	11.940812	13.035195	9.17%	0
2015	12.154593	11.940812	-1.76%	0
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.784517	19.462552	23.30%	0
2016	14.688600	15.784517	7.46%	0
2015	14.863775	14.688600	-1.18%	0
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.922153	18.013136	13.13%	0
2016	14.904229	15.922153	6.83%	0
2015	15.053864	14.904229	-0.99%	0
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.577483	21.088406	13.52%	0
2016	15.306681	18.577483	21.37%	0
2015	16.240340	15.306681	-5.75%	0
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	19.283657	20.260990	5.07%	0
2016	16.591056	19.283657	16.23%	0
2015	17.465914	16.591056	-5.01%	0
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.666380	23.246797	2.56%	0
2016	18.101658	22.666380	25.22%	0
2015	19.600188	18.101658	-7.65%	0
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.508074	23.063615	12.46%	0
2016	16.358870	20.508074	25.36%	0
2015	17.746496	16.358870	-7.82%	0
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	17.129742	20.733535	21.04%	0
2016	15.265725	17.129742	12.21%	0
2015	15.637934	15.265725	-2.38%	0
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.994936	20.582234	28.68%	0
2016	14.875128	15.994936	7.53%	0
2015	14.257773	14.875128	4.33%	0
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	15.109467	19.029620	25.95%	551
2016	14.938294	15.109467	1.15%	551
2015	14.384251	14.938294	3.85%	551
2014	13.412290	14.384251	7.25%	551
2013	9.677256	13.412290	38.60%	551
2012*	10.000000	9.677256	-3.23%	551
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.933293	18.761265	25.63%	2,293
2016	14.800424	14.933293	0.90%	946
2015	14.286411	14.800424	3.60%	1,674
2014	13.354435	14.286411	6.98%	3,226
2013	9.659049	13.354435	38.26%	1,664
2012*	10.000000	9.659049	-3.41%	857

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	20.798902	23.280929	11.93%	65
2016	19.072068	20.798902	9.05%	65
2015	20.465046	19.072068	-6.81%	65
2014	19.133967	20.465046	6.96%	136
2013	14.968545	19.133967	27.83%	130
2012	13.290426	14.968545	12.63%	1,185
2011	13.446440	13.290426	-1.16%	1,647
2010	12.410075	13.446440	8.35%	1,755
2009	9.780442	12.410075	26.89%	1,987
2008	14.156332	9.780442	-30.91%	3,377
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.945776	16.412445	9.81%	0
2016	13.126214	14.945776	13.86%	0
2015	13.583797	13.126214	-3.37%	0
2014	12.596826	13.583797	7.84%	6,985
2013	10.174617	12.596826	23.81%	6,985
2012	9.138734	10.174617	11.34%	9,026
2011*	10.000000	9.138734	-8.61%	9,026
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	13.093984	14.640252	11.81%	0
2016	12.974578	13.093984	0.92%	0
2015	13.315993	12.974578	-2.56%	0
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.829773	22.716230	14.56%	0
2016	22.645119	19.829773	-12.43%	0
2015	22.194935	22.645119	2.03%	0
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	22.196599	27.002884	21.65%	0
2016	22.544615	22.196599	-1.54%	0
2015	23.342339	22.544615	-3.42%	0
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.829740	15.682282	13.40%	39
2016	12.356679	13.829740	11.92%	27
2015	13.052854	12.356679	-5.33%	28
2014	12.669740	13.052854	3.02%	29
2013	9.972152	12.669740	27.05%	30
2012*	10.000000	9.972152	-0.28%	32
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.950716	16.852751	20.80%	3,298
2016	14.025171	13.950716	-0.53%	3,500
2015	14.034942	14.025171	-0.07%	9,151
2014	13.177451	14.034942	6.51%	6,529
2013	9.753767	13.177451	35.10%	8,591
2012*	10.000000	9.753767	-2.46%	10,183
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.948570	30.353468	16.98%	18,527
2016	26.927957	25.948570	-3.64%	24,907
2015	29.706959	26.927957	-9.35%	51,035
2014	31.706766	29.706959	-6.31%	55,521
2013	25.620439	31.706766	23.76%	63,705
2012	21.737636	25.620439	17.86%	57,027
2011	23.685706	21.737636	-8.22%	70,576
2010	22.037235	23.685706	7.48%	91,508
2009*	10.000000	22.037235	23.67%	66,758
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.016130	29.559325	5.51%	4,693
2016	24.380496	28.016130	14.91%	8,538
2015	26.366831	24.380496	-7.53%	9,653
2014	26.161791	26.366831	0.78%	39,159
2013	23.939285	26.161791	9.28%	61,494
2012	20.402867	23.939285	17.33%	5,268

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.924819	30.026633	25.50%	2,074
2016	22.796053	23.924819	4.95%	395
2015	24.463597	22.796053	-6.82%	2,858
2014	22.931123	24.463597	6.68%	5,553
2013	17.844019	22.931123	28.51%	4,275
2012	15.888445	17.844019	12.31%	3,386
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.907169	10.127013	2.22%	323
2016	9.799338	9.907169	1.10%	5,367
2015*	10.000000	9.799338	-2.01%	102
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	17.273094	22.208052	28.57%	227,798
2016	17.131909	17.273094	0.82%	247,792
2015	15.475140	17.131909	10.71%	320,374
2014	14.425725	15.475140	7.27%	362,542
2013	11.144150	14.425725	29.45%	396,920
2012	9.097794	11.144150	22.49%	511,456
2011	9.884966	9.097794	-7.96%	637,956
2010	9.386671	9.884966	5.31%	955,840
2009	6.500045	9.386671	44.41%	1,157,054
2008	11.801837	6.500045	-44.92%	1,036,731
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.147736	13.110963	43.32%	143,392
2016	8.123926	9.147736	12.60%	144,313
2015	7.849611	8.123926	3.49%	156,782
2014	7.258436	7.849611	8.14%	181,269
2013	5.420713	7.258436	33.90%	341,133
2012	4.600236	5.420713	17.84%	568,161
2011	5.092165	4.600236	-9.66%	160,315
2010	4.138988	5.092165	23.03%	192,059
2009	2.667374	4.138988	55.17%	222,519
2008	4.813811	2.667374	-44.59%	262,624
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.795546	13.966198	29.37%	247,855
2016	11.700067	10.795546	-7.73%	277,818
2015	12.972344	11.700067	-9.81%	320,999
2014	14.922461	12.972344	-13.07%	353,873
2013	13.202859	14.922461	13.02%	408,134
2012	11.795326	13.202859	11.93%	503,149
2011	17.626398	11.795326	-33.08%	227,712
2010	14.255855	17.626398	23.64%	277,453
2009	8.049491	14.255855	77.10%	360,270
2008	17.037948	8.049491	-52.76%	441,059

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	28.512542	32.081353	12.52%	27,031
2016	25.135143	28.512542	13.44%	30,522
2015	26.107950	25.135143	-3.73%	33,873
2014	22.933695	26.107950	13.84%	40,418
2013	17.527195	22.933695	30.85%	42,766
2012	14.722599	17.527195	19.05%	50,833
2011	14.571140	14.722599	1.04%	56,478
2010	11.934062	14.571140	22.10%	66,908
2009	9.524129	11.934062	25.30%	73,270
2008	14.418129	9.524129	-33.94%	83,253
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.940360	11.302782	26.42%	14,845
2016	7.484290	8.940360	19.46%	2,693
2015	9.466069	7.484290	-20.94%	1,725
2014*	10.000000	9.466069	-5.34%	1,550
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.987667	10.259776	2.72%	503
2016*	10.000000	9.987667	-0.12%	6,420
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.628261	17.028013	24.95%	2,849
2016	12.665066	13.628261	7.61%	8,265
2015	13.086728	12.665066	-3.22%	8,783
2014	14.304313	13.086728	-8.51%	8,680
2013	10.241840	14.304313	39.67%	12,544
2012*	10.000000	10.241840	2.42%	4,831
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	18.989918	22.039911	16.06%	103,070
2016	16.875774	18.989918	12.53%	168,207
2015	17.224346	16.875774	-2.02%	108,183
2014	15.803595	17.224346	8.99%	111,783
2013	11.784529	15.803595	34.10%	128,563
2012	10.282757	11.784529	14.60%	157,565
2011	10.445607	10.282757	-1.56%	172,773
2010	9.496562	10.445607	9.99%	219,243
2009	7.841640	9.496562	21.10%	235,450
2008	11.788968	7.841640	-33.48%	189,729
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.346588	20.503262	25.43%	50,916
2016	15.916511	16.346588	2.70%	46,591
2015	15.136871	15.916511	5.15%	71,647
2014	15.133806	15.136871	0.02%	37,015
2013	11.989006	15.133806	26.23%	33,100
2012	10.456746	11.989006	14.65%	42,582
2011	10.764126	10.456746	-2.86%	22,537
2010*	10.000000	10.764126	7.64%	19,111

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.604315	14.295080	5.08%	7,922
2016	12.963045	13.604315	4.95%	13,186
2015	13.193124	12.963045	-1.74%	8,744
2014	12.368317	13.193124	6.67%	8,299
2013	12.545648	12.368317	-1.41%	3,521
2012	11.591270	12.545648	8.23%	7,463
2011	11.093339	11.591270	4.49%	4,503
2010	10.468731	11.093339	5.97%	3,103
2009	9.654044	10.468731	8.44%	3,900
2008	10.870771	9.654044	-11.19%	37,797
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	47.532858	51.576194	8.51%	4,267
2016	43.471810	47.532858	9.34%	4,671
2015	44.451225	43.471810	-2.20%	5,258
2014	43.667264	44.451225	1.80%	5,667
2013	48.386688	43.667264	-9.75%	7,441
2012	41.476432	48.386688	16.66%	9,073
2011	39.180972	41.476432	5.86%	10,791
2010	36.098833	39.180972	8.54%	15,157
2009	28.031944	36.098833	28.78%	23,596
2008	33.336470	28.031944	-15.91%	20,646
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.365958	10.425208	11.31%	2,131
2016	8.237002	9.365958	13.71%	3,989
2015*	10.000000	8.237002	-17.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.528449	18.980452	14.84%	0
2016	15.829059	16.528449	4.42%	0
2015	17.098621	15.829059	-7.42%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.096014	19.870601	16.23%	0
2016	15.572096	17.096014	9.79%	0
2015	16.960891	15.572096	-8.19%	2,153
2014	17.510954	16.960891	-3.14%	4,223
2013	13.421458	17.510954	30.47%	3,145
2012	11.066998	13.421458	21.27%	1,205
2011	11.292708	11.066998	-2.00%	1,697
2010*	10.000000	11.292708	12.93%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.999966	27.945614	7.48%	424,231
2016	21.827192	25.999966	19.12%	480,230
2015	23.055706	21.827192	-5.33%	526,407
2014	20.608581	23.055706	11.87%	591,322
2013	15.798264	20.608581	30.45%	671,170
2012	13.931646	15.798264	13.40%	849,851
2011	13.995773	13.931646	-0.46%	1,059,253
2010	12.472097	13.995773	12.22%	1,382,564
2009*	10.000000	12.472097	24.72%	7,109
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.087041	18.423322	14.52%	186,036
2016	14.922505	16.087041	7.80%	228,403
2015	14.941432	14.922505	-0.13%	196,868
2014	14.389503	14.941432	3.84%	215,291
2013	11.801550	14.389503	21.93%	236,647
2012	10.312373	11.801550	14.44%	210,088
2011	10.330858	10.312373	-0.18%	214,123
2010	9.325078	10.330858	10.79%	250,922
2009	7.639940	9.325078	22.06%	245,826
2008	11.000442	7.639940	-30.55%	195,938
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.011635	12.261405	2.08%	29,139
2016	11.831287	12.011635	1.52%	39,285
2015	11.990578	11.831287	-1.33%	42,769
2014	11.548990	11.990578	3.82%	47,883
2013	11.985942	11.548990	-3.65%	46,319
2012	11.546118	11.985942	3.81%	63,264
2011	11.042165	11.546118	4.56%	89,809
2010	10.533955	11.042165	4.82%	138,900
2009	9.497230	10.533955	10.92%	143,270
2008	10.654712	9.497230	-10.86%	123,179
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.500312	21.372909	29.53%	95,248
2016	16.652152	16.500312	-0.91%	92,466
2015	15.803355	16.652152	5.37%	104,869
2014	15.691090	15.803355	0.72%	115,080
2013	12.333180	15.691090	27.23%	135,440
2012	10.214607	12.333180	20.74%	156,149
2011	11.388162	10.214607	-10.31%	141,008
2010	10.345640	11.388162	10.08%	178,779
2009	7.387323	10.345640	40.05%	204,858
2008	12.172813	7.387323	-39.31%	186,152

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.158194	21.687148	26.40%	101,630
2016	15.906781	17.158194	7.87%	106,758
2015	15.112403	15.906781	5.26%	135,436
2014	14.139854	15.112403	6.88%	151,456
2013	11.030803	14.139854	28.19%	159,311
2012	9.500514	11.030803	16.11%	172,682
2011	10.078460	9.500514	-5.73%	188,819
2010	8.621883	10.078460	16.89%	225,159
2009	6.281631	8.621883	37.26%	218,639
2008	11.385541	6.281631	-44.83%	246,258
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.040732	18.137530	20.59%	84,271
2016	13.689746	15.040732	9.87%	100,170
2015	13.693207	13.689746	-0.03%	110,746
2014	12.560847	13.693207	9.01%	117,755
2013	9.551526	12.560847	31.51%	98,159
2012	8.250277	9.551526	15.77%	98,505
2011	8.532609	8.250277	-3.31%	113,689
2010	7.774220	8.532609	9.76%	120,627
2009	6.014749	7.774220	29.25%	111,420
2008	9.819431	6.014749	-38.75%	77,272
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	21.893049	25.549575	16.70%	27,157
2016	18.777193	21.893049	16.59%	30,438
2015	20.262355	18.777193	-7.33%	37,202
2014	18.767102	20.262355	7.97%	58,582
2013	13.989800	18.767102	34.15%	99,084
2012	11.940919	13.989800	17.16%	71,142
2011	12.360869	11.940919	-3.40%	74,656
2010	10.795566	12.360869	14.50%	91,524
2009	8.491429	10.795566	27.13%	126,480
2008	13.626680	8.491429	-37.69%	181,184
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.104432	11.835780	17.13%	0
2016*	10.000000	10.104432	1.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.428259	24.736913	5.59%	145,817
2016	20.750615	23.428259	12.90%	144,021
2015	21.543104	20.750615	-3.68%	167,292
2014	21.240988	21.543104	1.42%	150,156
2013	20.058648	21.240988	5.89%	86,298
2012	17.705005	20.058648	13.29%	102,323
2011	17.243189	17.705005	2.68%	124,032
2010	15.408067	17.243189	11.91%	153,106
2009	10.670909	15.408067	44.39%	203,792
2008	14.983441	10.670909	-28.78%	262,049

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.826494	18.308485	23.48%	310,523
2016	13.196000	14.826494	12.36%	361,901
2015	13.488407	13.196000	-2.17%	403,877
2014	12.794082	13.488407	5.43%	434,921
2013	8.994830	12.794082	42.24%	481,674
2012	7.777448	8.994830	15.65%	563,714
2011	8.897568	7.777448	-12.59%	898,460
2010	7.781931	8.897568	14.34%	969,702
2009	5.144130	7.781931	51.28%	1,126,278
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.025242	13.604204	23.39%	148
2016*	10.000000	11.025242	10.25%	148
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.594056	19.467689	17.32%	2,536
2016	15.237335	16.594056	8.90%	2,560
2015	15.456864	15.237335	-1.42%	3,221
2014	14.130560	15.456864	9.39%	2,510
2013	10.296214	14.130560	37.24%	3,296
2012	9.337300	10.296214	10.27%	9,544
2011	9.751002	9.337300	-4.24%	9,420
2010	7.978095	9.751002	22.22%	10,731
2009	6.132866	7.978095	30.09%	37,334
2008*	10.000000	6.132866	-38.67%	79,054
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.555436	16.061092	18.48%	11,470
2016	12.647970	13.555436	7.17%	8,519
2015	13.016941	12.647970	-2.83%	7,715
2014	12.595318	13.016941	3.35%	6,959
2013	9.836152	12.595318	28.05%	6,942
2012	8.562658	9.836152	14.87%	8,260
2011	9.247549	8.562658	-7.41%	10,823
2010	8.133865	9.247549	13.69%	8,732
2009	6.365782	8.133865	27.77%	37,684
2008*	10.000000	6.365782	-36.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.209118	14.638635	10.82%	140,269
2016	12.586810	13.209118	4.94%	41,373
2015	12.863060	12.586810	-2.15%	79,280
2014	12.470220	12.863060	3.15%	85,206
2013	10.997048	12.470220	13.40%	99,669
2012	10.012205	10.997048	9.84%	147,747
2011	10.261354	10.012205	-2.43%	129,350
2010	9.397542	10.261354	9.19%	209,123
2009	7.930212	9.397542	18.50%	82,441
2008*	10.000000	7.930212	-20.70%	47,949

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.578369	15.552016	14.54%	13,494
2016	12.792368	13.578369	6.14%	26,045
2015	13.108816	12.792368	-2.41%	39,626
2014	12.659918	13.108816	3.55%	39,683
2013	10.557671	12.659918	19.91%	40,252
2012	9.393792	10.557671	12.39%	50,114
2011	9.837220	9.393792	-4.51%	59,257
2010	8.850147	9.837220	11.15%	61,105
2009	7.207070	8.850147	22.80%	79,859
2008*	10.000000	7.207070	-27.93%	11,718
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.317902	12.957393	5.19%	16,292
2016	11.905348	12.317902	3.47%	16,612
2015	12.126755	11.905348	-1.83%	21,710
2014	11.865739	12.126755	2.20%	16,333
2013	11.433714	11.865739	3.78%	19,455
2012	10.754709	11.433714	6.31%	25,347
2011	10.722785	10.754709	0.30%	48,761
2010	10.151663	10.722785	5.63%	54,681
2009	9.082054	10.151663	11.78%	41,855
2008*	10.000000	9.082054	-9.18%	11,247
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.833846	12.297157	13.51%	0
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.839641	12.628059	16.50%	5,844
2016	10.318836	10.839641	5.05%	6,090
2015	10.968496	10.318836	-5.92%	6,158
2014	10.979220	10.968496	-0.10%	6,339
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.427537	15.135358	12.72%	63,525
2016	12.719304	13.427537	5.57%	78,621
2015	12.999321	12.719304	-2.15%	125,097
2014	12.569469	12.999321	3.42%	143,409
2013	10.788427	12.569469	16.51%	224,146
2012	9.707840	10.788427	11.13%	183,718
2011	10.050033	9.707840	-3.40%	147,946
2010	9.124286	10.050033	10.15%	175,020
2009	7.565372	9.124286	20.61%	99,595
2008*	10.000000	7.565372	-24.35%	50,627

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.514290	15.781186	16.77%	135
2016	12.700082	13.514290	6.41%	79
2015	13.037904	12.700082	-2.59%	14
2014	12.607773	13.037904	3.41%	38,262
2013	10.257738	12.607773	22.91%	0
2012	9.051808	10.257738	13.32%	19,897
2011	9.600776	9.051808	-5.72%	8,597
2010	8.567131	9.600776	12.07%	0
2009	6.843520	8.567131	25.19%	15,029
2008*	10.000000	6.843520	-31.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.006302	14.135255	8.68%	8,403
2016	12.406458	13.006302	4.83%	8,997
2015	12.679500	12.406458	-2.15%	32,166
2014	12.317687	12.679500	2.94%	35,839
2013	11.196381	12.317687	10.01%	64,609
2012	10.287903	11.196381	8.83%	82,922
2011	10.430294	10.287903	-1.37%	89,273
2010	9.672495	10.430294	7.83%	91,752
2009	8.310716	9.672495	16.39%	19,820
2008*	10.000000	8.310716	-16.89%	52,453
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.027419	13.451009	3.25%	3,097
2016	12.503461	13.027419	4.19%	13,368
2015	12.734242	12.503461	-1.81%	13,982
2014	12.256288	12.734242	3.90%	19,153
2013	12.634111	12.256288	-2.99%	12,613
2012	11.855700	12.634111	6.57%	46,427
2011	11.245593	11.855700	5.43%	24,725
2010	10.621184	11.245593	5.88%	52,767
2009	9.872127	10.621184	7.59%	74,154
2008*	10.000000	9.872127	-1.28%	2,720
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.624809	13.982939	2.63%	2,959
2016	13.331216	13.624809	2.20%	1,036
2015	13.549573	13.331216	-1.61%	1,429
2014	13.062618	13.549573	3.73%	6,087
2013	13.484158	13.062618	-3.13%	7,316
2012	12.728494	13.484158	5.94%	11,415
2011	12.135789	12.728494	4.88%	15,915
2010	11.349822	12.135789	6.92%	18,601
2009	9.856077	11.349822	15.16%	12,928
2008*	10.000000	9.856077	-1.44%	13,301
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.121346	11.800631	16.59%	58,565
2016	9.187401	10.121346	10.17%	0
2015*	10.000000	9.187401	-8.13%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.097474	11.368069	12.58%	1,206
2016	9.386383	10.097474	7.58%	0
2015*	10.000000	9.386383	-6.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	19.360227	27.094833	39.95%	38,027
2016	18.172653	19.360227	6.53%	42,609
2015	21.873713	18.172653	-16.92%	50,766
2014	23.405841	21.873713	-6.55%	59,811
2013	23.490993	23.405841	-0.36%	3,199
2012	20.263882	23.490993	15.93%	3,475
2011	26.394743	20.263882	-23.23%	3,552
2010	22.972236	26.394743	14.90%	5,822
2009	14.222724	22.972236	61.52%	7,960
2008	34.048272	14.222724	-58.23%	9,609
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	16.456161	16.614865	0.96%	466,651
2016	16.516199	16.456161	-0.36%	526,278
2015	16.718075	16.516199	-1.21%	589,628
2014	16.165399	16.718075	3.42%	678,033
2013	17.036093	16.165399	-5.11%	817,622
2012	16.715085	17.036093	1.92%	992,771
2011	15.757301	16.715085	6.08%	1,200,735
2010	15.205460	15.757301	3.63%	1,570,349
2009	14.972061	15.205460	1.56%	1,856,827
2008	14.053697	14.972061	6.53%	2,010,484
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	11.234064	11.157658	-0.68%	640,555
2016	11.357805	11.234064	-1.09%	823,409
2015	11.484127	11.357805	-1.10%	828,019
2014	11.611855	11.484127	-1.10%	1,065,480
2013	11.741002	11.611855	-1.10%	1,158,715
2012	11.871945	11.741002	-1.10%	1,267,579
2011	12.003612	11.871945	-1.10%	1,643,372
2010	12.137097	12.003612	-1.10%	1,807,123
2009	12.266942	12.137097	-1.06%	2,552,390
2008	12.153777	12.266942	0.93%	3,893,903
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.535003	17.061563	26.06%	77,410
2016	13.567247	13.535003	-0.24%	74,690
2015	14.150744	13.567247	-4.12%	78,707
2014	14.372581	14.150744	-1.54%	90,542
2013	12.333075	14.372581	16.54%	16,294
2012	10.786941	12.333075	14.33%	17,985
2011	12.086948	10.786941	-10.76%	20,018
2010	10.787539	12.086948	12.05%	6,526
2009	8.408349	10.787539	28.30%	8,409
2008	15.760938	8.408349	-46.65%	8,477

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.712265	11.954935	23.09%	23,814
2016	9.768907	9.712265	-0.58%	21,514
2015	10.016679	9.768907	-2.47%	19,694
2014	10.796117	10.016679	-7.22%	13,775
2013	9.020778	10.796117	19.68%	10,826
2012	7.716089	9.020778	16.91%	14,052
2011	8.952007	7.716089	-13.81%	255,847
2010	8.427987	8.952007	6.22%	12,525
2009	6.626051	8.427987	27.19%	9,602
2008	11.772823	6.626051	-43.72%	7,349
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.073733	24.683720	17.13%	60,865
2016	19.464622	21.073733	8.27%	91,221
2015	19.879528	19.464622	-2.09%	114,206
2014	19.146128	19.879528	3.83%	144,148
2013	15.213695	19.146128	25.85%	163,697
2012	13.272544	15.213695	14.63%	167,161
2011	13.969022	13.272544	-4.99%	178,184
2010	12.321793	13.969022	13.37%	221,052
2009	9.794239	12.321793	25.81%	263,944
2008	15.680560	9.794239	-37.54%	197,034
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.313819	17.930780	9.91%	34,730
2016	15.516816	16.313819	5.14%	36,563
2015	15.716696	15.516816	-1.27%	39,891
2014	15.194780	15.716696	3.43%	39,441
2013	13.545432	15.194780	12.18%	42,022
2012	12.521179	13.545432	8.18%	44,907
2011	12.549129	12.521179	-0.22%	29,827
2010	11.554648	12.549129	8.61%	15,460
2009*	10.000000	11.554648	15.55%	12,701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.819759	21.369674	13.55%	3,841
2016	17.661632	18.819759	6.56%	3,631
2015	17.953561	17.661632	-1.63%	1,147
2014	17.253971	17.953561	4.05%	1,170
2013	14.599701	17.253971	18.18%	1,236
2012	13.151411	14.599701	11.01%	6,965
2011	13.422987	13.151411	-2.02%	11,167
2010	12.114759	13.422987	10.80%	11,129
2009*	10.000000	12.114759	21.15%	5,633

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.879855	15.552901	4.52%	207,125
2016	14.429674	14.879855	3.12%	212,952
2015	14.551629	14.429674	-0.84%	343,270
2014	14.162503	14.551629	2.75%	259,602
2013	13.660004	14.162503	3.68%	292,536
2012	13.132595	13.660004	4.02%	363,492
2011	12.900263	13.132595	1.80%	388,011
2010	12.317877	12.900263	4.73%	494,892
2009	11.417641	12.317877	7.88%	558,304
2008	12.284510	11.417641	-7.06%	433,952
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.821929	12.204959	12.78%	0
2016	10.351156	10.821929	4.55%	0
2015	10.816879	10.351156	-4.31%	0
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.881368	12.587532	15.68%	0
2016	10.287043	10.881368	5.78%	0
2015	10.829782	10.287043	-5.01%	0
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.597486	20.771161	11.69%	720,675
2016	17.550186	18.597486	5.97%	769,190
2015	17.804974	17.550186	-1.43%	885,291
2014	17.116200	17.804974	4.02%	995,190
2013	14.839180	17.116200	15.34%	1,079,992
2012	13.540603	14.839180	9.59%	1,295,638
2011	13.696434	13.540603	-1.14%	1,563,293
2010	12.486034	13.696434	9.69%	1,955,074
2009	10.597109	12.486034	17.82%	2,307,856
2008	13.951104	10.597109	-24.04%	1,781,812
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.186581	23.295040	15.40%	264,237
2016	18.814739	20.186581	7.29%	300,595
2015	19.163863	18.814739	-1.82%	341,522
2014	18.461854	19.163863	3.80%	376,476
2013	15.253747	18.461854	21.03%	434,721
2012	13.558173	15.253747	12.51%	510,982
2011	14.006517	13.558173	-3.20%	628,403
2010	12.551362	14.006517	11.59%	791,233
2009	10.202365	12.551362	23.02%	958,691
2008	15.035889	10.202365	-32.15%	1,029,091

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.011724	18.374897	8.01%	213,477
2016	16.272423	17.011724	4.54%	251,485
2015	16.458434	16.272423	-1.13%	275,795
2014	15.888469	16.458434	3.59%	346,482
2013	14.539279	15.888469	9.28%	417,293
2012	13.607350	14.539279	6.85%	454,279
2011	13.480344	13.607350	0.94%	539,385
2010	12.560527	13.480344	7.32%	672,053
2009	11.085962	12.560527	13.30%	788,492
2008	13.194253	11.085962	-15.98%	854,839
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.536798	30.895777	25.92%	787,972
2016	23.939393	24.536798	2.50%	882,832
2015	23.032617	23.939393	3.94%	1,030,406
2014	21.405170	23.032617	7.60%	1,165,337
2013	15.832219	21.405170	35.20%	1,349,823
2012	13.488366	15.832219	17.38%	1,631,350
2011	13.949671	13.488366	-3.31%	1,980,894
2010	12.963939	13.949671	7.60%	2,633,469
2009*	10.000000	12.963939	29.64%	10,075
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.331415	12.011658	16.26%	5,977
2016	9.623454	10.331415	7.36%	6,256
2015	9.954174	9.623454	-3.32%	0
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.941570	13.169443	20.36%	1,794
2016	10.053109	10.941570	8.84%	1,992
2015	10.150561	10.053109	-0.96%	18,495
2014*	10.000000	10.150561	1.51%	2,355
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	51.736370	59.242828	14.51%	149,326
2016	43.487048	51.736370	18.97%	165,510
2015	45.114025	43.487048	-3.61%	187,437
2014	41.688577	45.114025	8.22%	211,520
2013	31.681873	41.688577	31.58%	231,723
2012	27.270144	31.681873	16.18%	278,190
2011	28.292664	27.270144	-3.61%	335,409
2010	22.667783	28.292664	24.81%	426,353
2009	16.759745	22.667783	35.25%	508,747
2008	26.671830	16.759745	-37.16%	526,588

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	19.677345	20.693670	5.16%	77,263
2016	18.312203	19.677345	7.45%	85,770
2015	19.066962	18.312203	-3.96%	114,351
2014	18.558285	19.066962	2.74%	141,595
2013	18.978077	18.558285	-2.21%	149,077
2012	17.095502	18.978077	11.01%	193,005
2011	16.376646	17.095502	4.39%	206,209
2010	14.973439	16.376646	9.37%	282,558
2009	12.172363	14.973439	23.01%	323,747
2008	14.880871	12.172363	-18.20%	378,665
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.512464	21.784338	24.39%	85,538
2016	18.090568	17.512464	-3.20%	88,274
2015	18.382087	18.090568	-1.59%	98,707
2014	18.775823	18.382087	-2.10%	114,284
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.827322	10.731948	21.58%	19,423
2016	8.482014	8.827322	4.07%	23,823
2015	9.039093	8.482014	-6.16%	24,710
2014*	10.000000	9.039093	-9.61%	27,729
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.403372	19.835842	28.78%	87,539
2016	15.240497	15.403372	1.07%	87,675
2015	14.898344	15.240497	2.30%	103,521
2014	13.640537	14.898344	9.22%	146,824
2013	10.236104	13.640537	33.26%	157,729
2012	8.895402	10.236104	15.07%	141,871
2011	9.263348	8.895402	-3.97%	178,414
2010	8.108655	9.263348	14.24%	229,823
2009	6.317627	8.108655	28.35%	84,714
2008*	10.000000	6.317627	-36.82%	164
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.278688	20.706298	13.28%	40,683
2016	15.884334	18.278688	15.07%	49,580
2015	16.583577	15.884334	-4.22%	55,382
2014	15.172208	16.583577	9.30%	56,839
2013	11.326827	15.172208	33.95%	76,253
2012	9.721654	11.326827	16.51%	77,470
2011	10.438125	9.721654	-6.86%	81,862
2010*	10.000000	10.438125	4.38%	91,856

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.263537	17.264144	13.11%	1,155
2016	13.298955	15.263537	14.77%	1,155
2015	13.925404	13.298955	-4.50%	1,155
2014	12.772017	13.925404	9.03%	3,467
2013	9.564017	12.772017	33.54%	9,432
2012	8.223917	9.564017	16.30%	10,653
2011	8.854670	8.223917	-7.12%	11,485
2010	7.940970	8.854670	11.51%	17,237
2009	6.301835	7.940970	26.01%	15,007
2008*	10.000000	6.301835	-36.98%	2,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.549194	19.644341	26.34%	294,626
2016	14.766924	15.549194	5.30%	321,824
2015	14.958847	14.766924	-1.28%	368,839
2014	14.538590	14.958847	2.89%	432,657
2013	10.579896	14.538590	37.42%	518,803
2012	9.310248	10.579896	13.64%	573,424
2011	9.829324	9.310248	-5.28%	716,085
2010	7.836832	9.829324	25.42%	942,550
2009	6.233404	7.836832	25.72%	1,077,337
2008*	10.000000	6.233404	-37.67%	16,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.748185	22.234488	12.59%	323,210
2016	16.979858	19.748185	16.30%	350,127
2015	17.678860	16.979858	-3.95%	393,084
2014	15.275597	17.678860	15.73%	427,837
2013	11.383937	15.275597	34.19%	505,970
2012	9.893653	11.383937	15.06%	609,762
2011	10.241195	9.893653	-3.39%	742,294
2010	8.655721	10.241195	18.32%	889,861
2009	6.708071	8.655721	29.03%	1,051,252
2008*	10.000000	6.708071	-32.92%	30,264
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	24.504030	30.275958	23.56%	69,253
2016	22.876006	24.504030	7.12%	75,417
2015	22.956853	22.876006	-0.35%	84,304
2014	22.577409	22.956853	1.68%	87,872
2013	15.821220	22.577409	42.70%	105,835
2012	14.102544	15.821220	12.19%	126,881
2011	14.352125	14.102544	-1.74%	153,716
2010	11.567848	14.352125	24.07%	210,354
2009	9.176532	11.567848	26.06%	237,264
2008	17.317497	9.176532	-47.01%	272,684

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	64.422196	69.490204	7.87%	106,060
2016	51.723508	64.422196	24.55%	124,709
2015	55.650339	51.723508	-7.06%	144,367
2014	52.577279	55.650339	5.84%	162,813
2013	37.864433	52.577279	38.86%	198,202
2012	31.787493	37.864433	19.12%	225,388
2011	33.857021	31.787493	-6.11%	282,737
2010	27.039543	33.857021	25.21%	376,579
2009	21.661647	27.039543	24.83%	454,954
2008	32.282450	21.661647	-32.90%	472,022
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	50.640580	56.840324	12.24%	93,446
2016	41.684743	50.640580	21.48%	102,329
2015	42.849059	41.684743	-2.72%	123,727
2014	42.975328	42.849059	-0.29%	155,247
2013	30.838209	42.975328	39.36%	169,574
2012	26.996788	30.838209	14.23%	194,222
2011	28.903160	26.996788	-6.60%	237,962
2010	23.319904	28.903160	23.94%	300,315
2009	17.504764	23.319904	33.22%	372,034
2008	28.635274	17.504764	-38.87%	409,342
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	21.990884	26.213418	19.20%	160,779
2016	19.961400	21.990884	10.17%	181,655
2015	19.996369	19.961400	-0.17%	218,451
2014	18.028685	19.996369	10.91%	243,173
2013	13.904568	18.028685	29.66%	259,249
2012	12.309812	13.904568	12.96%	307,352
2011	12.380966	12.309812	-0.57%	353,921
2010	11.034479	12.380966	12.20%	454,524
2009	8.848135	11.034479	24.71%	525,728
2008	15.307951	8.848135	-42.20%	602,156
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.539750	15.314543	5.33%	266,319
2016	13.694685	14.539750	6.17%	329,876
2015	14.630830	13.694685	-6.40%	421,676
2014	11.478088	14.630830	27.47%	476,382
2013	11.262780	11.478088	1.91%	518,977
2012	9.835613	11.262780	14.51%	625,279
2011	9.337754	9.835613	5.33%	826,947
2010	7.252567	9.337754	28.75%	1,026,182
2009	5.604966	7.252567	29.40%	1,144,636
2008*	10.000000	5.604966	-43.95%	8,913

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.409611	17.276337	19.89%	122,644
2016	13.078957	14.409611	10.17%	156,619
2015	13.100903	13.078957	-0.17%	55,144
2014	11.714667	13.100903	11.83%	22,987
2013*	10.000000	11.714667	17.15%	399
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.679925	10.729568	0.46%	31,251
2016	10.535869	10.679925	1.37%	35,146
2015	10.689508	10.535869	-1.44%	38,843
2014	10.755282	10.689508	-0.61%	38,861
2013	10.863450	10.755282	-1.00%	25,566
2012	10.610693	10.863450	2.38%	23,328
2011	10.590916	10.610693	0.19%	28,407
2010	10.455700	10.590916	1.29%	50,746
2009	9.870265	10.455700	5.93%	89,126
2008*	10.000000	9.870265	-1.30%	9,390
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.636167	16.528393	12.93%	10,221
2016	12.243257	14.636167	19.54%	11,406
2015	13.014799	12.243257	-5.93%	4,510
2014	12.586668	13.014799	3.40%	1,701
2013*	10.000000	12.586668	25.87%	7,456
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.292667	17.347265	21.37%	6,393
2016	14.291805	14.292667	0.01%	2,298
2015	15.037665	14.291805	-4.96%	3,109
2014	16.553514	15.037665	-9.16%	5,260
2013	13.937028	16.553514	18.77%	6,633
2012	11.786443	13.937028	18.25%	10,722
2011	13.608361	11.786443	-13.39%	12,177
2010	12.938556	13.608361	5.18%	21,594
2009*	10.000000	12.938556	29.39%	32,014
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.872543	12.162631	23.20%	2,297
2016	9.583233	9.872543	3.02%	1,211
2015*	10.000000	9.583233	-4.17%	1,297

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.780810	10.757568	-0.22%	52,239
2016	10.769079	10.780810	0.11%	54,895
2015	10.868883	10.769079	-0.92%	75,776
2014	10.923143	10.868883	-0.50%	94,482
2013	10.976931	10.923143	-0.49%	433,174
2012	10.610673	10.976931	3.45%	163,854
2011	10.697467	10.610673	-0.81%	176,954
2010	10.273491	10.697467	4.13%	247,202
2009	9.166189	10.273491	12.08%	287,258
2008	10.705809	9.166189	-14.38%	216,373
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.602044	26.473843	17.13%	4,801
2016	20.801312	22.602044	8.66%	4,213
2015	21.130639	20.801312	-1.56%	15,274
2014	19.356140	21.130639	9.17%	22,289
2013	14.223032	19.356140	36.09%	25,954
2012	12.958772	14.223032	9.76%	28,984
2011	13.519055	12.958772	-4.14%	36,396
2010	11.126395	13.519055	21.50%	39,304
2009	8.560035	11.126395	29.98%	19,400
2008	14.292911	8.560035	-40.11%	18,638
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	26.209631	32.877934	25.44%	0
2016	27.097148	26.209631	-3.28%	0
2015	26.460900	27.097148	2.40%	0
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	252
2009	10.586883	15.131684	42.93%	916,870
2008	19.648575	10.586883	-46.12%	1,043,877
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	25.725611	32.769050	27.38%	77,033
2016	25.417636	25.725611	1.21%	88,494
2015	24.107756	25.417636	5.43%	104,495
2014	23.043036	24.107756	4.62%	124,218
2013	17.133756	23.043036	34.49%	153,566
2012	14.877798	17.133756	15.16%	183,320
2011	14.879893	14.877798	-0.01%	219,155
2010	11.803424	14.879893	26.06%	308,078
2009	9.000027	11.803424	31.15%	321,021
2008	17.867256	9.000027	-49.63%	390,624

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.466241	26.311803	35.17%	354,207
2016	19.666042	19.466241	-1.02%	401,320
2015	19.130264	19.666042	2.80%	472,811
2014	18.909583	19.130264	1.17%	498,787
2013	15.018696	18.909583	25.91%	314,592
2012	12.523077	15.018696	19.93%	369,621
2011	13.806701	12.523077	-9.30%	452,513
2010	12.038250	13.806701	14.69%	562,371
2009	8.708572	12.038250	38.23%	674,961
2008	14.722203	8.708572	-40.85%	747,653
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.394333	10.925137	5.11%	12,274
2016	9.865136	10.394333	5.36%	9,001
2015	10.205551	9.865136	-3.34%	10,280
2014	10.034213	10.205551	1.71%	21,744
2013	10.159260	10.034213	-1.23%	15,191
2012*	10.000000	10.159260	1.59%	5,918
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.875693	11.099776	25.06%	1,758
2016	9.224626	8.875693	-3.78%	1,057
2015	9.046251	9.224626	1.97%	2,409
2014*	10.000000	9.046251	-9.54%	1,071
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	26.058960	30.131258	15.63%	232,157
2016	23.605694	26.058960	10.39%	260,874
2015	23.099421	23.605694	2.19%	274,613
2014	21.098135	23.099421	9.49%	325,731
2013	16.188933	21.098135	30.32%	371,842
2012	14.006334	16.188933	15.58%	449,432
2011	14.163832	14.006334	-1.11%	560,571
2010	12.334467	14.163832	14.83%	708,096
2009	9.721788	12.334467	26.87%	852,493
2008	15.976084	9.721788	-39.15%	898,387
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.873632	21.309112	12.90%	21,999
2016	16.164751	18.873632	16.76%	23,570
2015	17.369183	16.164751	-6.93%	24,765
2014	15.690006	17.369183	10.70%	33,012
2013	11.250104	15.690006	39.47%	36,060
2012	9.641310	11.250104	16.69%	130,484
2011	9.968885	9.641310	-3.29%	144,606
2010	8.167896	9.968885	22.05%	178,512
2009	6.019679	8.167896	35.69%	181,607
2008	9.790374	6.019679	-38.51%	43,614

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.495321	11.768898	12.13%	29,818
2016	9.398813	10.495321	11.67%	34,024
2015	10.464843	9.398813	-10.19%	32,575
2014	10.533324	10.464843	-0.65%	39,703
2013	10.638843	10.533324	-0.99%	46,730
2012*	10.000000	10.638843	6.39%	63,552
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.502942	11.403657	8.58%	38,788
2016	9.380040	10.502942	11.97%	2,145
2015	9.714124	9.380040	-3.44%	1,705
2014*	10.000000	9.714124	-2.86%	1,091
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.253531	12.324856	9.52%	3,810
2016	11.057315	11.253531	1.77%	6,519
2015	12.044545	11.057315	-8.20%	7,178
2014	12.141970	12.044545	-0.80%	9,296
2013	13.139916	12.141970	-7.59%	24,239
2012	12.625815	13.139916	4.07%	29,922
2011	11.774859	12.625815	7.23%	46,587
2010	10.885591	11.774859	8.17%	55,972
2009*	10.000000	10.885591	8.86%	53,441
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.634861	11.651319	0.14%	74,772
2016	11.612368	11.634861	0.19%	99,044
2015	11.717057	11.612368	-0.89%	590,141
2014	11.759392	11.717057	-0.36%	156,840
2013	11.917865	11.759392	-1.33%	158,426
2012	11.395491	11.917865	4.58%	175,455
2011	11.406927	11.395491	-0.10%	216,554
2010	10.965168	11.406927	4.03%	231,395
2009*	10.000000	10.965168	9.65%	103,146
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.904682	14.255749	2.52%	0
2016	13.365658	13.904682	4.03%	0
2015	13.889994	13.365658	-3.77%	0
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	0
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.128515	10.248333	1.18%	4,255
2016*	10.000000	10.128515	1.29%	3,585

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.640199	16.229912	3.77%	0
2016	15.400078	15.640199	1.56%	0
2015	15.503838	15.400078	-0.67%	0
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	0
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.899642	11.299359	3.67%	82,814
2016	10.742984	10.899642	1.46%	85,514
2015	10.826136	10.742984	-0.77%	97,789
2014	10.508603	10.826136	3.02%	107,409
2013	10.848202	10.508603	-3.13%	151,880
2012	10.017458	10.848202	8.29%	160,747
2011*	10.000000	10.017458	0.17%	95,393
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.847252	12.327973	25.19%	632
2016*	10.000000	9.847252	-1.53%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.816301	14.373264	4.03%	0
2016	11.669314	13.816301	18.40%	0
2015	13.478242	11.669314	-13.42%	0
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.339064	35.681824	25.91%	53,089
2016	32.092302	28.339064	-11.70%	72,754
2015	28.851376	32.092302	11.23%	111,289
2014	22.230843	28.851376	29.78%	92,109
2013	14.934298	22.230843	48.86%	126,501
2012	11.527357	14.934298	29.56%	65,292
2011	10.558722	11.527357	9.17%	45,639
2010*	10.000000	10.558722	5.59%	6,025

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.820159	7.581892	-3.05%	28,690
2016	5.513376	7.820159	41.84%	41,216
2015	8.399050	5.513376	-34.36%	25,842
2014	10.529677	8.399050	-20.23%	30,512
2013	9.652965	10.529677	9.08%	39,885
2012*	10.000000	9.652965	-3.47%	38,882
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	49.842275	74.453582	49.38%	12,737
2016	50.343465	49.842275	-1.00%	12,193
2015	59.184888	50.343465	-14.94%	13,408
2014	60.092467	59.184888	-1.51%	14,624
2013	54.240913	60.092467	10.79%	16,692
2012	42.251197	54.240913	28.38%	17,514
2011	57.526748	42.251197	-26.55%	8,970
2010	45.857764	57.526748	25.45%	10,700
2009	21.750628	45.857764	110.83%	12,469
2008	62.444926	21.750628	-65.17%	14,246
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	38.135960	37.077128	-2.78%	13,090
2016	26.831055	38.135960	42.13%	13,884
2015	40.764212	26.831055	-34.18%	14,830
2014	50.951490	40.764212	-19.99%	17,197
2013	46.608474	50.951490	9.32%	22,442
2012	45.584554	46.608474	2.25%	33,756
2011	55.165970	45.584554	-17.37%	11,171
2010	43.160801	55.165970	27.81%	13,884
2009	27.702334	43.160801	55.80%	14,938
2008	51.992806	27.702334	-46.72%	22,848
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	18.301235	22.889152	25.07%	39,158
2016	17.810415	18.301235	2.76%	40,112
2015	18.587291	17.810415	-4.18%	44,676
2014	17.054552	18.587291	8.99%	52,373
2013	12.875677	17.054552	32.46%	64,505
2012	11.196531	12.875677	15.00%	74,432
2011	12.150344	11.196531	-7.85%	89,401
2010	10.935495	12.150344	11.11%	118,030
2009	8.702181	10.935495	25.66%	166,194
2008	14.161636	8.702181	-38.55%	144,921

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.408256	30.382837	24.48%	7,489
2016	22.904629	24.408256	6.56%	7,119
2015	23.846769	22.904629	-3.95%	12,382
2014	24.573406	23.846769	-2.96%	9,277
2013	16.539022	24.573406	48.58%	11,506
2012	15.503117	16.539022	6.68%	7,731
2011	16.430457	15.503117	-5.64%	18,399
2010	13.104632	16.430457	25.38%	29,310
2009*	10.000000	13.104632	31.05%	14,462

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.549310	13.052099	13.01%	1,440
2016	11.302851	11.549310	2.18%	5,326
2015	11.584949	11.302851	-2.44%	3,725
2014	11.246597	11.584949	3.01%	3,725
2013	10.164498	11.246597	10.65%	3,725
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.520179	21.775881	11.56%	10,903
2016	15.823591	19.520179	23.36%	16,214
2015	16.974191	15.823591	-6.78%	12,648
2014	15.761622	16.974191	7.69%	13,110
2013	11.584921	15.761622	36.05%	13,925
2012	9.892874	11.584921	17.10%	15,833
2011	10.952024	9.892874	-9.67%	21,417
2010	8.752194	10.952024	25.13%	15,645
2009	6.206477	8.752194	41.02%	73,912
2008*	10.000000	6.206477	-37.94%	7,630
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.875396	14.219880	2.48%	68,190
2016	13.446427	13.875396	3.19%	84,845
2015	13.947093	13.446427	-3.59%	90,246
2014	13.658650	13.947093	2.11%	167,785
2013	15.097756	13.658650	-9.53%	216,300
2012	14.223317	15.097756	6.15%	189,125
2011	12.876049	14.223317	10.46%	185,179
2010	12.391484	12.876049	3.91%	198,987
2009	11.373829	12.391484	8.95%	232,347
2008	11.691897	11.373829	-2.72%	241,978
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	24.202972	28.826864	19.10%	65,893
2016	21.574724	24.202972	12.18%	82,091
2015	23.125522	21.574724	-6.71%	90,035
2014	20.794511	23.125522	11.21%	101,653
2013	15.488241	20.794511	34.26%	114,529
2012	13.655440	15.488241	13.42%	135,323
2011	13.397047	13.655440	1.93%	212,716
2010	11.873152	13.397047	12.83%	220,090
2009	10.170713	11.873152	16.74%	223,175
2008	15.729529	10.170713	-35.34%	238,130

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	17.692777	22.947930	29.70%	0
2016	18.939430	17.692777	-6.58%	0
2015	19.015606	18.939430	-0.40%	0
2014	20.357907	19.015606	-6.59%	0
2013	16.824244	20.357907	21.00%	0
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
2009	10.910476	14.426549	32.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.928194	26.419918	10.41%	14,072
2016	19.702724	23.928194	21.45%	15,960
2015	20.221670	19.702724	-2.57%	14,328
2014	17.571185	20.221670	15.08%	26,204
2013	13.661362	17.571185	28.62%	20,784
2012	11.880770	13.661362	14.99%	23,210
2011	12.102633	11.880770	-1.83%	21,658
2010	10.266647	12.102633	17.88%	17,609
2009	7.992698	10.266647	28.45%	19,126
2008	10.688098	7.992698	-25.22%	46,816
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	36.639611	39.387722	7.50%	0
2016	30.764170	36.639611	19.10%	0
2015	32.379785	30.764170	-4.99%	0
2014	28.967506	32.379785	11.78%	0
2013	22.246382	28.967506	30.21%	0
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
2009	14.807686	17.544896	18.49%	516,874
2008	20.458146	14.807686	-27.62%	584,982
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.217354	12.917289	15.15%	6,596
2016	9.777334	11.217354	14.73%	7,232
2015*	10.000000	9.777334	-2.23%	4,908
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.535481	17.462522	12.40%	82,512
2016	15.139654	15.535481	2.61%	85,646
2015	15.470652	15.139654	-2.14%	131,048
2014	15.353952	15.470652	0.76%	150,178
2013	13.575527	15.353952	13.10%	205,023
2012	12.489067	13.575527	8.70%	201,330
2011	13.111331	12.489067	-4.75%	239,143
2010	12.084265	13.111331	8.50%	171,383
2009*	10.000000	12.084265	20.84%	143,749

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.293399	10.895606	5.85%	5,401
2016	9.229679	10.293399	11.52%	1,514
2015*	10.000000	9.229679	-7.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.931291	10.132159	2.02%	266
2016	9.805385	9.931291	1.28%	280
2015*	10.000000	9.805385	-1.95%	2,040
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.217584	2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.319916	16.924868	10.48%	1,967
2016	11.822522	15.319916	29.58%	5,043
2015	12.786348	11.822522	-7.54%	2,154
2014	12.246999	12.786348	4.40%	2,728
2013*	10.000000	12.246999	22.47%	750
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.962136	13.603470	13.72%	54,868
2016	10.504113	11.962136	13.88%	6,686
2015	10.900598	10.504113	-3.64%	5,217
2014*	10.000000	10.900598	9.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.465955	33.852004	11.11%	39,302
2016	24.512962	30.465955	24.29%	42,340
2015	25.389598	24.512962	-3.45%	43,969
2014	24.433605	25.389598	3.91%	52,554
2013	17.565868	24.433605	39.10%	66,140
2012	15.353767	17.565868	14.41%	78,062
2011	15.445097	15.353767	-0.59%	89,288
2010	12.417560	15.445097	24.38%	107,158
2009	10.047490	12.417560	23.59%	108,411
2008	14.712847	10.047490	-31.71%	107,119
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	24.817938	29.817696	20.15%	290,613
2016	22.474757	24.817938	10.43%	322,284
2015	22.487260	22.474757	-0.06%	358,654
2014	20.056419	22.487260	12.12%	427,310
2013	15.367741	20.056419	30.51%	518,985
2012	13.432892	15.367741	14.40%	605,073
2011	13.338399	13.432892	0.71%	675,982
2010	11.749993	13.338399	13.52%	895,521
2009	9.408908	11.749993	24.88%	1,045,183
2008	15.142839	9.408908	-37.87%	1,068,250

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.987779	22.788284	14.01%	8,720
2016	18.319336	19.987779	9.11%	10,618
2015	19.144063	18.319336	-4.31%	11,408
2014	17.070347	19.144063	12.15%	20,767
2013	12.854216	17.070347	32.80%	23,026
2012	11.613424	12.854216	10.68%	26,414
2011	11.643316	11.613424	-0.26%	89,519
2010	10.258770	11.643316	13.50%	69,454
2009	7.759012	10.258770	32.22%	76,714
2008	11.970076	7.759012	-35.18%	82,823
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	23.033424	28.992728	25.87%	95,110
2016	21.593890	23.033424	6.67%	47,042
2015	22.398003	21.593890	-3.59%	65,721
2014	20.962374	22.398003	6.85%	79,265
2013	17.510805	20.962374	19.71%	111,252
2012	16.041785	17.510805	9.16%	138,031
2011	14.886421	16.041785	7.76%	133,744
2010	13.059169	14.886421	13.99%	169,931
2009	10.779382	13.059169	21.15%	164,301
2008	15.479227	10.779382	-30.36%	180,434
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.598814	18.546944	27.04%	69
2016	14.984859	14.598814	-2.58%	69
2015	15.583185	14.984859	-3.84%	69
2014	17.384733	15.583185	-10.36%	69
2013	14.299029	17.384733	21.58%	69
2012	12.839502	14.299029	11.37%	69
2011	15.933252	12.839502	-19.42%	69
2010	15.431047	15.933252	3.25%	69
2009	11.918880	15.431047	29.47%	375
2008	19.237344	11.918880	-38.04%	375
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	19.201909	23.666435	23.25%	0
2016	16.592205	19.201909	15.73%	0
2015	17.176323	16.592205	-3.40%	0
2014	17.103462	17.176323	0.43%	0
2013	11.647598	17.103462	46.84%	0
2012	9.773600	11.647598	19.17%	0
2011	11.476071	9.773600	-14.83%	0
2010	8.852079	11.476071	29.64%	0
2009	7.105084	8.852079	24.59%	0
2008	11.517742	7.105084	-38.31%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.457976	10.693917	2.26%	6,195
2016	9.710616	10.457976	7.70%	13,811
2015	9.922041	9.710616	-2.13%	5,240
2014*	10.000000	9.922041	-0.78%	3,321
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	18.678596	19.209495	2.84%	165,714
2016	18.199321	18.678596	2.63%	182,525
2015	18.455987	18.199321	-1.39%	205,625
2014	17.988385	18.455987	2.60%	254,259
2013	18.011244	17.988385	-0.13%	310,382
2012	16.606775	18.011244	8.46%	365,060
2011	16.426173	16.606775	1.10%	437,472
2010	15.314813	16.426173	7.26%	560,555
2009	12.864153	15.314813	19.05%	621,972
2008	14.036793	12.864153	-8.35%	590,771
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.769421	16.496753	11.70%	33,333
2016	14.191795	14.769421	4.07%	36,826
2015	14.401807	14.191795	-1.46%	35,621
2014	13.962091	14.401807	3.15%	36,533
2013	12.456293	13.962091	12.09%	37,977
2012	11.283081	12.456293	10.40%	24,696
2011	11.446601	11.283081	-1.43%	33,643
2010	10.271440	11.446601	11.44%	34,778
2009	8.369472	10.271440	22.73%	12,028
2008	11.300723	8.369472	-25.94%	13,664
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.732965	16.962822	15.14%	19,210
2016	14.054637	14.732965	4.83%	20,467
2015	14.270433	14.054637	-1.51%	20,591
2014	13.793109	14.270433	3.46%	61,916
2013	12.033611	13.793109	14.62%	61,587
2012	10.755488	12.033611	11.88%	30,194
2011	11.004106	10.755488	-2.26%	19,781
2010	9.720590	11.004106	13.20%	12,917
2009	7.636252	9.720590	27.30%	13,843
2008	11.480737	7.636252	-33.49%	13,267

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	15.010890	17.927820	19.43%	0
2016	14.255562	15.010890	5.30%	0
2015	14.470018	14.255562	-1.48%	0
2014	13.959719	14.470018	3.66%	49,427
2013	11.623405	13.959719	20.10%	71,403
2012	10.182467	11.623405	14.15%	33,369
2011	10.586110	10.182467	-3.81%	34,968
2010	9.232091	10.586110	14.67%	31,471
2009	7.107434	9.232091	29.89%	36,979
2008	11.611433	7.107434	-38.79%	29,189
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.445752	11.990118	14.78%	4,198
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	35.596702	42.846492	20.37%	0
2016	33.369529	35.596702	6.67%	0
2015	33.570468	33.369529	-0.60%	0
2014	30.372074	33.570468	10.53%	0
2013	23.428404	30.372074	29.64%	0
2012	20.378246	23.428404	14.97%	0
2011	21.173161	20.378246	-3.75%	0
2010	18.290160	21.173161	15.76%	0
2009	13.638709	18.290160	34.10%	710,559
2008	24.043548	13.638709	-43.27%	786,031
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	11.106600	10.674518	-3.89%	29,171
2016	8.415652	11.106600	31.98%	95,862
2015	10.742802	8.415652	-21.66%	42,566
2014	12.458284	10.742802	-13.77%	42,297
2013	10.151943	12.458284	22.72%	35,614
2012	9.806054	10.151943	3.53%	54,393
2011	10.463988	9.806054	-6.29%	72,065
2010	8.883781	10.463988	17.79%	94,956
2009	6.089947	8.883781	45.88%	118,801
2008	13.512260	6.089947	-54.93%	106,442
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.883671	28.863099	11.51%	231,049
2016	22.208089	25.883671	16.55%	293,377
2015	23.424187	22.208089	-5.19%	329,000
2014	21.810789	23.424187	7.40%	384,869
2013	17.236232	21.810789	26.54%	463,352
2012	14.879720	17.236232	15.84%	562,045
2011	14.924295	14.879720	-0.30%	654,748
2010	13.118484	14.924295	13.77%	783,733
2009	10.206086	13.118484	28.54%	922,715
2008	18.020736	10.206086	-43.36%	1,040,057

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.273485	12.995431	15.27%	1,538
2016*	10.000000	11.273485	12.73%	1,524
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	18.211607	24.195872	32.86%	0
2016	18.377517	18.211607	-0.90%	0
2015	17.625197	18.377517	4.27%	0
2014	15.905222	17.625197	10.81%	0
2013	11.678351	15.905222	36.19%	0
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
2009	5.560895	8.010122	44.04%	40,885
2008	12.518473	5.560895	-55.58%	43,815
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	22.663647	30.245733	33.45%	140,400
2016	22.764142	22.663647	-0.44%	158,723
2015	21.511818	22.764142	5.82%	184,091
2014	19.572288	21.511818	9.91%	209,459
2013	14.536997	19.572288	34.64%	232,176
2012	12.839031	14.536997	13.23%	247,709
2011	12.969774	12.839031	-1.01%	282,060
2010	10.576265	12.969774	22.63%	329,701
2009	8.349186	10.576265	26.67%	389,784
2008	16.007495	8.349186	-47.84%	460,933
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	18.197138	19.260401	5.84%	50,451
2016	16.095045	18.197138	13.06%	57,950
2015	16.917693	16.095045	-4.86%	76,663
2014	16.932558	16.917693	-0.09%	78,078
2013	16.179201	16.932558	4.66%	92,701
2012	14.333160	16.179201	12.88%	108,454
2011	13.951807	14.333160	2.73%	125,565
2010	12.403842	13.951807	12.48%	165,812
2009	8.727615	12.403842	42.12%	170,981
2008	11.782239	8.727615	-25.93%	189,765
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.858461	15.298808	2.96%	73,714
2016	14.365993	14.858461	3.43%	69,987
2015	14.636420	14.365993	-1.85%	76,312
2014	14.001074	14.636420	4.54%	127,456
2013	14.436750	14.001074	-3.02%	138,942
2012	13.808516	14.436750	4.55%	203,157
2011	13.029501	13.808516	5.98%	216,553
2010	12.241042	13.029501	6.44%	231,964
2009	10.705483	12.241042	14.34%	202,811
2008	11.204860	10.705483	-4.46%	157,892

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	18.087069	21.581413	19.32%	35,986
2016	16.320109	18.087069	10.83%	43,667
2015	16.761360	16.320109	-2.63%	60,853
2014	15.966988	16.761360	4.98%	70,086
2013	11.871515	15.966988	34.50%	69,126
2012	10.466139	11.871515	13.43%	82,912
2011	11.858536	10.466139	-11.74%	118,951
2010	9.320984	11.858536	27.22%	203,814
2009	6.734567	9.320984	38.41%	196,928
2008	11.262788	6.734567	-40.21%	101,882
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	17.973488	23.115987	28.61%	40,807
2016	19.163475	17.973488	-6.21%	48,529
2015	18.732561	19.163475	2.30%	56,026
2014	20.634459	18.732561	-9.22%	15,875
2013	16.010859	20.634459	28.88%	16,337
2012	13.437340	16.010859	19.15%	21,733
2011	16.422741	13.437340	-18.18%	22,643
2010	14.703338	16.422741	11.69%	25,493
2009	11.764171	14.703338	24.98%	28,415
2008	21.201191	11.764171	-44.51%	32,132
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.210360	2.10%	1,577
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.855265	28.111842	17.84%	17,447
2016	22.042675	23.855265	8.22%	21,019
2015	23.001774	22.042675	-4.17%	23,341
2014	21.809763	23.001774	5.47%	24,460
2013	16.913919	21.809763	28.95%	32,954
2012	13.462599	16.913919	25.64%	36,870
2011	14.940933	13.462599	-9.89%	43,488
2010	11.952611	14.940933	25.00%	55,463
2009	7.682281	11.952611	55.59%	54,522
2008	15.917982	7.682281	-51.74%	50,261
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.267937	14.686860	10.69%	16,274
2016	11.858820	13.267937	11.88%	2,739
2015	12.791557	11.858820	-7.29%	9,037
2014	12.582030	12.791557	1.67%	14,635
2013	10.283833	12.582030	22.35%	25,226
2012	9.020633	10.283833	14.00%	9,168
2011	9.268258	9.020633	-2.67%	2,911
2010	8.504046	9.268258	8.99%	4,580
2009	6.604890	8.504046	28.75%	21,852
2008*	10.000000	6.604890	-33.95%	8,933

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.108477	17.464056	8.42%	86,570
2016	14.291261	16.108477	12.72%	88,646
2015	15.554820	14.291261	-8.12%	72,945
2014	15.041481	15.554820	3.41%	97,598
2013	13.354649	15.041481	12.63%	114,494
2012	11.992969	13.354649	11.35%	145,416
2011	11.849673	11.992969	1.21%	154,020
2010	10.639189	11.849673	11.38%	162,613
2009	7.937530	10.639189	34.04%	156,809
2008	11.415294	7.937530	-30.47%	104,725
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.459569	20.191585	9.38%	27,398
2016	14.343690	18.459569	28.69%	29,625
2015	15.667955	14.343690	-8.45%	34,307
2014	15.760233	15.667955	-0.59%	36,745
2013	11.702666	15.760233	34.67%	43,370
2012	10.000281	11.702666	17.02%	51,685
2011	10.511650	10.000281	-4.86%	62,123
2010	8.293287	10.511650	26.75%	78,245
2009	6.495824	8.293287	27.67%	81,386
2008	9.810701	6.495824	-33.79%	56,526
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.632409	11.981708	38.80%	18,512
2016	7.435653	8.632409	16.09%	11,188
2015	9.356320	7.435653	-20.53%	15,728
2014*	10.000000	9.356320	-6.44%	17,090
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.211190	19.909600	15.68%	0
2016	16.197685	17.211190	6.26%	0
2015	17.489416	16.197685	-7.39%	0
2014	19.854406	17.489416	-11.91%	0
2013	16.293288	19.854406	21.86%	0
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
2009	10.764824	14.614564	35.76%	0
2008	18.221740	10.764824	-40.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.487712	9.790986	15.35%	7,415
2016	8.011345	8.487712	5.95%	8,387
2015	8.667290	8.011345	-7.57%	27,869
2014*	10.000000	8.667290	-13.33%	29,351

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.633183	9.706082	0.76%	83,813
2016	9.466771	9.633183	1.76%	89,842
2015	10.007714	9.466771	-5.41%	136,465
2014*	10.000000	10.007714	0.08%	161,657
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.163024	10.415636	2.49%	1,709
2016	10.330904	10.163024	-1.63%	1,709
2015	10.261380	10.330904	0.68%	994
2014	9.918609	10.261380	3.46%	1,028
2013*	10.000000	9.918609	-0.81%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.965781	14.747060	13.74%	0
2016	11.883212	12.965781	9.11%	0
2015	12.102087	11.883212	-1.81%	0
2014	11.659416	12.102087	3.80%	0
2013	9.888107	11.659416	17.91%	0
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
2009	7.618010	9.016125	18.35%	0
2008	12.508060	7.618010	-39.10%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.700461	19.349166	23.24%	0
2016	14.617754	15.700461	7.41%	0
2015	14.799559	14.617754	-1.23%	0
2014	13.243516	14.799559	11.75%	0
2013	10.264723	13.243516	29.02%	0
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
2009	5.428630	7.725313	42.31%	0
2008	9.147859	5.428630	-40.66%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.837403	17.908222	13.08%	0
2016	14.832362	15.837403	6.78%	0
2015	14.988856	14.832362	-1.04%	0
2014	14.209683	14.988856	5.48%	0
2013	12.573199	14.209683	13.02%	0
2012	11.227963	12.573199	11.98%	0
2011	11.284535	11.227963	-0.50%	0
2010	10.325228	11.284535	9.29%	0
2009	8.314433	10.325228	24.18%	0
2008	11.553835	8.314433	-28.04%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.478581	20.965575	13.46%	0
2016	15.232866	18.478581	21.31%	0
2015	16.170188	15.232866	-5.80%	0
2014	15.201292	16.170188	6.37%	0
2013	11.544031	15.201292	31.68%	0
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
2009	7.055306	9.276291	31.48%	0
2008	11.591815	7.055306	-39.14%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	19.180952	20.142930	5.02%	0
2016	16.511010	19.180952	16.17%	0
2015	17.390452	16.511010	-5.06%	0
2014	17.161380	17.390452	1.33%	0
2013	16.167495	17.161380	6.15%	0
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
2009	7.395228	12.628451	70.76%	0
2008	10.684493	7.395228	-30.79%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.545671	23.111347	2.51%	0
2016	18.014332	22.545671	25.15%	0
2015	19.515500	18.014332	-7.69%	0
2014	20.019073	19.515500	-2.52%	0
2013	14.804683	20.019073	35.22%	0
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
2009	7.156435	11.030887	54.14%	0
2008	11.788402	7.156435	-39.29%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.398857	22.929233	12.40%	0
2016	16.279946	20.398857	25.30%	0
2015	17.669820	16.279946	-7.87%	0
2014	17.713637	17.669820	-0.25%	0
2013	13.440723	17.713637	31.79%	0
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0
2009	7.663686	10.903247	42.27%	0
2008	10.837871	7.663686	-29.29%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	17.038582	20.612820	20.98%	0
2016	15.192140	17.038582	12.15%	0
2015	15.570417	15.192140	-2.43%	0
2014	14.477359	15.570417	7.55%	0
2013	10.362247	14.477359	39.71%	0
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
2009	5.641794	7.539731	33.64%	0
2008	10.814772	5.641794	-47.83%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.909700	20.462225	28.61%	0
2016	14.803308	15.909700	7.47%	0
2015	14.196110	14.803308	4.28%	0
2014	12.462358	14.196110	13.91%	0
2013	9.828431	12.462358	26.80%	0
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
2009	6.250453	8.234893	31.75%	0
2008	10.048206	6.250453	-37.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	15.073789	18.975119	25.88%	0
2016	14.910540	15.073789	1.09%	0
2015	14.364801	14.910540	3.80%	0
2014	13.400924	14.364801	7.19%	0
2013	9.673941	13.400924	38.53%	2,239
2012*	10.000000	9.673941	-3.26%	2,473
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.898027	18.707540	25.57%	1,380
2016	14.772922	14.898027	0.85%	1,380
2015	14.267087	14.772922	3.55%	1,380
2014	13.343116	14.267087	6.92%	1,152
2013	9.655742	13.343116	38.19%	58,958
2012*	10.000000	9.655742	-3.44%	2,413

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	20.640479	23.091953	11.88%	0
2016	18.936353	20.640479	9.00%	0
2015	20.329705	18.936353	-6.85%	0
2014	19.017046	20.329705	6.90%	0
2013	14.884605	19.017046	27.76%	0
2012	13.222591	14.884605	12.57%	0
2011	13.384562	13.222591	-1.21%	0
2010	12.359205	13.384562	8.30%	0
2009	9.745282	12.359205	26.82%	624
2008	14.112589	9.745282	-30.95%	2,146
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.902943	16.357163	9.76%	11,816
2016	13.095203	14.902943	13.80%	2,399
2015	13.558563	13.095203	-3.42%	2,392
2014	12.579786	13.558563	7.78%	2,386
2013	10.165992	12.579786	23.74%	2,379
2012	9.135621	10.165992	11.28%	1,338
2011*	10.000000	9.135621	-8.64%	2,199
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	13.024215	14.554896	11.75%	0
2016	12.911954	13.024215	0.87%	0
2015	13.258412	12.911954	-2.61%	0
2014	11.701794	13.258412	13.30%	0
2013	11.525228	11.701794	1.53%	0
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
2009	6.520046	8.476998	30.01%	0
2008	11.916339	6.520046	-45.28%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.724097	22.583781	14.50%	0
2016	22.535808	19.724097	-12.48%	0
2015	22.098985	22.535808	1.98%	0
2014	18.681562	22.098985	18.29%	0
2013	13.447114	18.681562	38.93%	0
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0
2009	8.336291	10.520921	26.21%	0
2008	11.814698	8.336291	-29.44%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	22.032519	26.789773	21.59%	0
2016	22.389251	22.032519	-1.59%	0
2015	23.193214	22.389251	-3.47%	0
2014	23.385540	23.193214	-0.82%	0
2013	19.878052	23.385540	17.65%	0
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
2009	12.659231	16.923783	33.69%	0
2008	21.480687	12.659231	-41.07%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.797174	15.637469	13.34%	2,019
2016	12.333799	13.797174	11.86%	2,019
2015	13.035277	12.333799	-5.38%	2,019
2014	12.659081	13.035277	2.97%	2,019
2013	9.968791	12.659081	26.99%	2,019
2012*	10.000000	9.968791	-0.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.917796	16.804510	20.74%	0
2016	13.999135	13.917796	-0.58%	0
2015	14.015979	13.999135	-0.12%	0
2014	13.166297	14.015979	6.45%	0
2013	9.750436	13.166297	35.03%	0
2012*	10.000000	9.750436	-2.50%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.738494	30.092559	16.92%	24,452
2016	26.723418	25.738494	-3.69%	31,521
2015	29.496223	26.723418	-9.40%	53,403
2014	31.497767	29.496223	-6.35%	72,654
2013	25.464425	31.497767	23.69%	97,790
2012	21.616209	25.464425	17.80%	99,634
2011	23.565299	21.616209	-8.27%	170,625
2010	21.936284	23.565299	7.43%	106,941
2009*	10.000000	21.936284	23.61%	82,861
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.789356	29.305283	5.46%	8,448
2016	24.195340	27.789356	14.85%	10,327
2015	26.179812	24.195340	-7.58%	11,203
2014	25.989367	26.179812	0.73%	23,865
2013	23.793529	25.989367	9.23%	27,967
2012	20.288916	23.793529	17.27%	24,766

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.785140	29.836295	25.44%	2,385
2016	22.674405	23.785140	4.90%	2,511
2015	24.345368	22.674405	-6.86%	3,351
2014	22.831846	24.345368	6.63%	2,456
2013	17.775738	22.831846	28.44%	1,870
2012	15.835673	17.775738	12.25%	3,546
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.898828	10.113382	2.17%	6,964
2016	9.796037	9.898828	1.05%	4,692
2015*	10.000000	9.796037	-2.04%	5,713
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	17.125916	22.007736	28.51%	109,901
2016	16.994499	17.125916	0.77%	117,036
2015	15.358775	16.994499	10.65%	181,338
2014	14.324490	15.358775	7.22%	153,495
2013	11.071529	14.324490	29.38%	195,110
2012	9.043079	11.071529	22.43%	245,567
2011	9.830478	9.043079	-8.01%	276,892
2010	9.339638	9.830478	5.26%	385,579
2009	6.470744	9.339638	44.34%	432,232
2008	11.754601	6.470744	-44.95%	452,962
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.069797	12.992726	43.25%	95,710
2016	8.058768	9.069797	12.55%	88,465
2015	7.790605	8.058768	3.44%	99,037
2014	7.207512	7.790605	8.09%	103,077
2013	5.385409	7.207512	33.83%	125,819
2012	4.572591	5.385409	17.78%	154,470
2011	5.064122	4.572591	-9.71%	43,619
2010	4.118270	5.064122	22.97%	50,600
2009	2.655358	4.118270	55.09%	60,003
2008	4.794557	2.655358	-44.62%	84,841
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.703466	13.840101	29.30%	62,385
2016	11.606127	10.703466	-7.78%	78,284
2015	12.874715	11.606127	-9.85%	93,932
2014	14.817649	12.874715	-13.11%	104,516
2013	13.116747	14.817649	12.97%	130,163
2012	11.724339	13.116747	11.88%	161,979
2011	17.529179	11.724339	-33.12%	83,659
2010	14.184381	17.529179	23.58%	95,613
2009	8.013182	14.184381	77.01%	106,964
2008	16.969706	8.013182	-52.78%	114,098

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	28.330598	31.860585	12.46%	16,061
2016	24.987351	28.330598	13.38%	22,082
2015	25.967574	24.987351	-3.77%	24,730
2014	22.821922	25.967574	13.78%	31,403
2013	17.450587	22.821922	30.78%	28,289
2012	14.665682	17.450587	18.99%	23,907
2011	14.522134	14.665682	0.99%	13,815
2010	11.899937	14.522134	22.04%	15,991
2009	9.501691	11.899937	25.24%	20,960
2008	14.391466	9.501691	-33.98%	28,522
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.928312	11.281866	26.36%	13,910
2016	7.477973	8.928312	19.39%	2,918
2015	9.462866	7.477973	-20.98%	1,861
2014*	10.000000	9.462866	-5.37%	1,861
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.984326	10.251171	2.67%	1,862
2016*	10.000000	9.984326	-0.16%	2,095
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.596154	16.979338	24.88%	2,463
2016	12.641599	13.596154	7.55%	3,742
2015	13.069092	12.641599	-3.27%	3,959
2014	14.292266	13.069092	-8.56%	8,815
2013	10.238380	14.292266	39.59%	10,183
2012*	10.000000	10.238380	2.38%	5,116
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	18.887838	21.910392	16.00%	49,123
2016	16.793519	18.887838	12.47%	53,566
2015	17.149072	16.793519	-2.07%	64,160
2014	15.742473	17.149072	8.94%	69,077
2013	11.744873	15.742473	34.04%	71,940
2012	10.253344	11.744873	14.55%	85,371
2011	10.420990	10.253344	-1.61%	91,001
2010	9.478975	10.420990	9.94%	94,278
2009	7.831075	9.478975	21.04%	106,886
2008	11.779046	7.831075	-33.52%	81,313
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.291646	20.424056	25.37%	30,345
2016	15.871014	16.291646	2.65%	30,250
2015	15.101235	15.871014	5.10%	29,002
2014	15.105813	15.101235	-0.03%	28,150
2013	11.972877	15.105813	26.17%	25,751
2012	10.447976	11.972877	14.60%	21,711
2011	10.760516	10.447976	-2.90%	6,968
2010*	10.000000	10.760516	7.61%	1,452

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.531177	14.211058	5.02%	20,679
2016	12.899855	13.531177	4.89%	22,967
2015	13.135450	12.899855	-1.79%	22,461
2014	12.320481	13.135450	6.61%	21,354
2013	12.503450	12.320481	-1.46%	2,773
2012	11.558139	12.503450	8.18%	2,784
2011	11.067196	11.558139	4.44%	8,558
2010	10.449346	11.067196	5.91%	12,704
2009	9.641045	10.449346	8.38%	15,829
2008	10.861617	9.641045	-11.24%	41,277
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	47.096320	51.076772	8.45%	1,416
2016	43.094283	47.096320	9.29%	3,253
2015	44.087488	43.094283	-2.25%	3,794
2014	43.331851	44.087488	1.74%	4,098
2013	48.039311	43.331851	-9.80%	6,026
2012	41.199539	48.039311	16.60%	7,355
2011	38.939037	41.199539	5.81%	9,607
2010	35.894065	38.939037	8.48%	12,876
2009	27.887028	35.894065	28.71%	13,867
2008	33.180925	27.887028	-15.95%	12,686
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.358081	10.411184	11.25%	885
2016	8.234226	9.358081	13.65%	1,566
2015*	10.000000	8.234226	-17.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.406320	18.830715	14.78%	0
2016	15.720015	16.406320	4.37%	0
2015	16.989426	15.720015	-7.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.042865	19.798859	16.17%	0
2016	15.531504	17.042865	9.73%	0
2015	16.925236	15.531504	-8.23%	0
2014	17.482977	16.925236	-3.19%	0
2013	13.406784	17.482977	30.40%	0
2012	11.060501	13.406784	21.21%	0
2011	11.291768	11.060501	-2.05%	446
2010*	10.000000	11.291768	12.92%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.899380	27.823478	7.43%	228,717
2016	21.753719	25.899380	19.06%	265,884
2015	22.989733	21.753719	-5.38%	292,643
2014	20.559998	22.989733	11.82%	316,498
2013	15.768990	20.559998	30.38%	378,360
2012	13.912879	15.768990	13.34%	431,670
2011	13.983976	13.912879	-0.51%	497,686
2010	12.467890	13.983976	12.16%	695,974
2009*	10.000000	12.467890	24.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.000522	18.315015	14.47%	174,717
2016	14.849732	16.000522	7.75%	122,393
2015	14.876089	14.849732	-0.18%	120,075
2014	14.333814	14.876089	3.78%	176,277
2013	11.761815	14.333814	21.87%	146,523
2012	10.282856	11.761815	14.38%	130,296
2011	10.306485	10.282856	-0.23%	136,579
2010	9.307778	10.306485	10.73%	155,687
2009	7.629628	9.307778	22.00%	182,243
2008	10.991163	7.629628	-30.58%	236,006
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.947024	12.189307	2.03%	51,018
2016	11.773591	11.947024	1.47%	57,607
2015	11.938142	11.773591	-1.38%	110,592
2014	11.504300	11.938142	3.77%	44,792
2013	11.945598	11.504300	-3.69%	46,909
2012	11.513086	11.945598	3.76%	79,813
2011	11.016128	11.513086	4.51%	85,236
2010	10.514432	11.016128	4.77%	117,771
2009	9.484428	10.514432	10.86%	134,440
2008	10.645730	9.484428	-10.91%	119,778
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.411534	21.247212	29.47%	67,394
2016	16.570921	16.411534	-0.96%	59,185
2015	15.734209	16.570921	5.32%	66,839
2014	15.630348	15.734209	0.66%	69,845
2013	12.291636	15.630348	27.16%	92,905
2012	10.185364	12.291636	20.68%	89,474
2011	11.361285	10.185364	-10.35%	91,570
2010	10.326441	11.361285	10.02%	110,899
2009	7.377345	10.326441	39.98%	136,768
2008	12.162544	7.377345	-39.34%	93,862

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.065869	21.559589	26.33%	94,673
2016	15.829159	17.065869	7.81%	94,772
2015	15.046269	15.829159	5.20%	113,864
2014	14.085094	15.046269	6.82%	120,150
2013	10.993629	14.085094	28.12%	136,382
2012	9.473308	10.993629	16.05%	128,479
2011	10.054668	9.473308	-5.78%	137,911
2010	8.605881	10.054668	16.83%	171,000
2009	6.273149	8.605881	37.19%	175,948
2008	11.375941	6.273149	-44.86%	108,947
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.967386	18.039988	20.53%	101,014
2016	13.629860	14.967386	9.81%	106,761
2015	13.640203	13.629860	-0.08%	98,887
2014	12.518558	13.640203	8.96%	100,919
2013	9.524179	12.518558	31.44%	88,865
2012	8.230825	9.524179	15.71%	71,754
2011	8.516788	8.230825	-3.36%	61,739
2010	7.763734	8.516788	9.70%	68,665
2009	6.009658	7.763734	29.19%	66,163
2008	9.816107	6.009658	-38.78%	31,765
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	21.691984	25.302170	16.64%	70,725
2016	18.614126	21.691984	16.54%	113,204
2015	20.096548	18.614126	-7.38%	92,885
2014	18.622939	20.096548	7.91%	112,807
2013	13.889342	18.622939	34.08%	121,419
2012	11.861182	13.889342	17.10%	120,532
2011	12.284516	11.861182	-3.45%	133,966
2010	10.734303	12.284516	14.44%	150,466
2009	8.447508	10.734303	27.07%	138,626
2008	13.563070	8.447508	-37.72%	147,867
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.101055	11.825874	17.08%	0
2016*	10.000000	10.101055	1.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.213161	24.497459	5.53%	64,580
2016	20.570462	23.213161	12.85%	68,438
2015	21.366878	20.570462	-3.73%	90,583
2014	21.077883	21.366878	1.37%	95,197
2013	19.914690	21.077883	5.84%	71,391
2012	17.586849	19.914690	13.24%	85,677
2011	17.136752	17.586849	2.63%	94,144
2010	15.320693	17.136752	11.85%	138,228
2009	10.615762	15.320693	44.32%	161,305
2008	14.913557	10.615762	-28.82%	172,628

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.761635	18.219206	23.42%	119,560
2016	13.144900	14.761635	12.30%	139,360
2015	13.442964	13.144900	-2.22%	153,506
2014	12.757430	13.442964	5.37%	187,419
2013	8.973594	12.757430	42.17%	222,901
2012	7.763025	8.973594	15.59%	289,175
2011	8.885547	7.763025	-12.63%	333,383
2010	7.775357	8.885547	14.28%	422,071
2009	5.142379	7.775357	51.20%	614,472
2008*	10.000000	5.142379	-48.58%	341
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.021558	13.592804	23.33%	1,443
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.521504	19.372819	17.26%	8,982
2016	15.178372	16.521504	8.85%	9,711
2015	15.404841	15.178372	-1.47%	11,703
2014	14.090130	15.404841	9.33%	14,979
2013	10.271939	14.090130	37.17%	27,696
2012	9.320014	10.271939	10.21%	22,824
2011	9.737863	9.320014	-4.29%	23,746
2010	7.971380	9.737863	22.16%	17,975
2009	6.130791	7.971380	30.02%	35,967
2008*	10.000000	6.130791	-38.69%	37,544
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.496191	15.982846	18.42%	0
2016	12.599046	13.496191	7.12%	0
2015	12.973144	12.599046	-2.88%	0
2014	12.559301	12.973144	3.30%	0
2013	9.812976	12.559301	27.99%	0
2012	8.546808	9.812976	14.81%	0
2011	9.235097	8.546808	-7.45%	25,841
2010	8.127013	9.235097	13.63%	25,841
2009	6.363626	8.127013	27.71%	35,445
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.151370	14.567286	10.77%	18,089
2016	12.538101	13.151370	4.89%	18,999
2015	12.819763	12.538101	-2.20%	26,262
2014	12.434537	12.819763	3.10%	18,894
2013	10.971118	12.434537	13.34%	21,381
2012	9.993661	10.971118	9.78%	23,841
2011	10.247522	9.993661	-2.48%	24,886
2010	9.389621	10.247522	9.14%	36,306
2009	7.927537	9.389621	18.44%	54,518
2008*	10.000000	7.927537	-20.72%	7,854

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.518988	15.476198	14.48%	0
2016	12.742843	13.518988	6.09%	0
2015	13.064675	12.742843	-2.46%	0
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
2011	9.823944	9.376385	-4.56%	0
2010	8.842676	9.823944	11.10%	1,982
2009	7.204634	8.842676	22.74%	8,873
2008*	10.000000	7.204634	-27.95%	6,084
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.264060	12.894265	5.14%	11,242
2016	11.859292	12.264060	3.41%	8,499
2015	12.085949	11.859292	-1.88%	8,611
2014	11.831794	12.085949	2.15%	4,871
2013	11.406770	11.831794	3.73%	5,766
2012	10.734806	11.406770	6.26%	9,146
2011	10.708329	10.734806	0.25%	1,665
2010	10.143105	10.708329	5.57%	1,784
2009	9.078992	10.143105	11.72%	7,560
2008*	10.000000	9.078992	-9.21%	17,287
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.813782	12.268198	13.45%	0
2016	10.363390	10.813782	4.35%	0
2015	10.954322	10.363390	-5.39%	0
2014	10.836834	10.954322	1.08%	0
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.819573	12.598315	16.44%	0
2016	10.304924	10.819573	4.99%	0
2015	10.959248	10.304924	-5.97%	0
2014	10.975511	10.959248	-0.15%	1,359
2013*	10.000000	10.975511	9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.368844	15.061604	12.66%	65,809
2016	12.670096	13.368844	5.51%	64,725
2015	12.955579	12.670096	-2.20%	75,107
2014	12.533509	12.955579	3.37%	103,124
2013	10.762993	12.533509	16.45%	109,741
2012	9.689863	10.762993	11.07%	160,024
2011	10.036480	9.689863	-3.45%	168,385
2010	9.116587	10.036480	10.09%	160,217
2009	7.562819	9.116587	20.54%	58,831
2008*	10.000000	7.562819	-24.37%	16,838

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.455170	15.704238	16.72%	10,460
2016	12.650899	13.455170	6.36%	9,073
2015	12.993982	12.650899	-2.64%	14,676
2014	12.571666	12.993982	3.36%	14,676
2013	10.233532	12.571666	22.85%	22,781
2012	9.035018	10.233532	13.27%	21,396
2011	9.587811	9.035018	-5.77%	26,143
2010	8.559890	9.587811	12.01%	18,702
2009	6.841204	8.559890	25.12%	2,328
2008*	10.000000	6.841204	-31.59%	2,328
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.949443	14.066362	8.63%	34,654
2016	12.358450	12.949443	4.78%	34,946
2015	12.636825	12.358450	-2.20%	36,167
2014	12.282434	12.636825	2.89%	36,538
2013	11.169980	12.282434	9.96%	37,667
2012	10.268845	11.169980	8.78%	39,373
2011	10.416230	10.268845	-1.41%	39,121
2010	9.664334	10.416230	7.78%	36,851
2009	8.307908	9.664334	16.33%	36,767
2008*	10.000000	8.307908	-16.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.970461	13.385447	3.20%	28,274
2016	12.455076	12.970461	4.14%	18,895
2015	12.691380	12.455076	-1.86%	19,319
2014	12.221225	12.691380	3.85%	19,942
2013	12.604338	12.221225	-3.04%	22,623
2012	11.833771	12.604338	6.51%	30,486
2011	11.230444	11.833771	5.37%	47,174
2010	10.612240	11.230444	5.83%	21,986
2009	9.868797	10.612240	7.53%	36,655
2008*	10.000000	9.868797	-1.31%	5,299
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.565257	13.914804	2.58%	6,883
2016	13.279654	13.565257	2.15%	8,289
2015	13.503984	13.279654	-1.66%	7,964
2014	13.025248	13.503984	3.68%	9,248
2013	13.452380	13.025248	-3.18%	7,021
2012	12.704929	13.452380	5.88%	11,983
2011	12.119428	12.704929	4.83%	16,315
2010	11.340265	12.119428	6.87%	21,094
2009	9.852755	11.340265	15.10%	27,854
2008*	10.000000	9.852755	-1.47%	657
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.112812	11.784744	16.53%	0
2016	9.184290	10.112812	10.11%	0
2015*	10.000000	9.184290	-8.16%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.088988	11.352789	12.53%	0
2016	9.383217	10.088988	7.52%	0
2015*	10.000000	9.383217	-6.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	19.201788	26.859583	39.88%	35,378
2016	18.033013	19.201788	6.48%	44,797
2015	21.716632	18.033013	-16.96%	45,270
2014	23.249522	21.716632	-6.59%	69,501
2013	23.345909	23.249522	-0.41%	147
2012	20.148936	23.345909	15.87%	147
2011	26.258281	20.148936	-23.27%	147
2010	22.865016	26.258281	14.84%	153
2009	14.163501	22.865016	61.44%	2,659
2008	33.923728	14.163501	-58.25%	3,005
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	16.305020	16.453970	0.91%	214,296
2016	16.372758	16.305020	-0.41%	237,842
2015	16.581271	16.372758	-1.26%	350,005
2014	16.041237	16.581271	3.37%	300,267
2013	16.913796	16.041237	-5.16%	359,549
2012	16.603506	16.913796	1.87%	496,685
2011	15.659998	16.603506	6.02%	591,502
2010	15.119205	15.659998	3.58%	799,392
2009	14.894664	15.119205	1.51%	973,588
2008	13.988120	14.894664	6.48%	1,038,069
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	11.130859	11.049570	-0.73%	401,604
2016	11.259144	11.130859	-1.14%	339,051
2015	11.390129	11.259144	-1.15%	356,075
2014	11.522637	11.390129	-1.15%	453,112
2013	11.656682	11.522637	-1.15%	523,753
2012	11.792667	11.656682	-1.15%	752,571
2011	11.929477	11.792667	-1.15%	732,062
2010	12.068244	11.929477	-1.15%	1,023,777
2009	12.203522	12.068244	-1.11%	1,281,642
2008	12.097060	12.203522	0.88%	2,009,557
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.424230	16.913396	25.99%	29,802
2016	13.463009	13.424230	-0.29%	39,119
2015	14.049122	13.463009	-4.17%	46,576
2014	14.276586	14.049122	-1.59%	51,358
2013	12.256900	14.276586	16.48%	9,842
2012	10.725747	12.256900	14.28%	10,494
2011	12.024469	10.725747	-10.80%	11,402
2010	10.737210	12.024469	11.99%	11,154
2009	8.373358	10.737210	28.23%	11,450
2008	15.703294	8.373358	-46.68%	11,450

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.660025	11.884646	23.03%	18,893
2016	9.721257	9.660025	-0.63%	20,499
2015	9.972865	9.721257	-2.52%	20,310
2014	10.754329	9.972865	-7.27%	22,407
2013	8.990410	10.754329	19.62%	21,212
2012	7.694006	8.990410	16.85%	20,791
2011	8.930901	7.694006	-13.85%	6,779
2010	8.412370	8.930901	6.16%	9,367
2009	6.617105	8.412370	27.13%	12,294
2008	11.762888	6.617105	-43.75%	6,432
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.915226	24.485723	17.07%	60,858
2016	19.327965	20.915226	8.21%	69,605
2015	19.749950	19.327965	-2.14%	70,210
2014	19.030951	19.749950	3.78%	70,246
2013	15.129824	19.030951	25.78%	73,159
2012	13.206056	15.129824	14.57%	75,984
2011	13.906069	13.206056	-5.03%	81,026
2010	12.272451	13.906069	13.31%	89,214
2009	9.759958	12.272451	25.74%	153,536
2008	15.633605	9.759958	-37.57%	193,274
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.250688	17.852396	9.86%	38,405
2016	15.464566	16.250688	5.08%	39,795
2015	15.671697	15.464566	-1.32%	38,763
2014	15.158944	15.671697	3.38%	42,301
2013	13.520328	15.158944	12.12%	44,869
2012	12.504317	13.520328	8.13%	50,566
2011	12.538559	12.504317	-0.27%	52,662
2010	11.550746	12.538559	8.55%	57,189
2009*	10.000000	11.550746	15.51%	48,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.746995	21.276316	13.49%	255
2016	17.602214	18.746995	6.50%	264
2015	17.902199	17.602214	-1.68%	858
2014	17.213315	17.902199	4.00%	868
2013	14.572666	17.213315	18.12%	294
2012	13.133714	14.572666	10.96%	303
2011	13.411681	13.133714	-2.07%	312
2010	12.110672	13.411681	10.74%	0
2009*	10.000000	12.110672	21.11%	25,507

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.767849	15.428058	4.47%	110,064
2016	14.328278	14.767849	3.07%	126,418
2015	14.456690	14.328278	-0.89%	123,655
2014	14.077231	14.456690	2.70%	136,167
2013	13.584624	14.077231	3.63%	205,431
2012	13.066756	13.584624	3.96%	280,833
2011	12.842069	13.066756	1.75%	282,045
2010	12.268517	12.842069	4.67%	354,582
2009	11.377644	12.268517	7.83%	384,143
2008	12.247679	11.377644	-7.10%	384,848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.801883	12.176209	12.72%	0
2016	10.337192	10.801883	4.50%	0
2015	10.807752	10.337192	-4.35%	0
2014	10.671417	10.807752	1.28%	0
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.861216	12.557899	15.62%	3,380
2016	10.273175	10.861216	5.72%	2,034
2015	10.820654	10.273175	-5.06%	2,298
2014	10.759988	10.820654	0.56%	2,568
2013*	10.000000	10.759988	7.60%	2,847
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.457670	20.604603	11.63%	549,022
2016	17.427028	18.457670	5.91%	657,678
2015	17.688977	17.427028	-1.48%	768,541
2014	17.013287	17.688977	3.97%	806,917
2013	14.757414	17.013287	15.29%	918,172
2012	13.472820	14.757414	9.53%	1,098,917
2011	13.634749	13.472820	-1.19%	1,229,222
2010	12.436081	13.634749	9.64%	1,453,920
2009	10.560036	12.436081	17.77%	1,674,658
2008	13.909352	10.560036	-24.08%	1,712,028
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.034783	23.108227	15.34%	210,036
2016	18.682677	20.034783	7.24%	234,279
2015	19.038976	18.682677	-1.87%	246,019
2014	18.350812	19.038976	3.75%	340,335
2013	15.169663	18.350812	20.97%	443,842
2012	13.490265	15.169663	12.45%	515,763
2011	13.943413	13.490265	-3.25%	626,136
2010	12.501126	13.943413	11.54%	813,788
2009	10.166666	12.501126	22.96%	877,784
2008	14.990874	10.166666	-32.18%	860,341

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.883783	18.227517	7.96%	100,396
2016	16.158196	16.883783	4.49%	121,983
2015	16.351174	16.158196	-1.18%	143,180
2014	15.792911	16.351174	3.53%	153,533
2013	14.459153	15.792911	9.22%	177,120
2012	13.539227	14.459153	6.79%	254,731
2011	13.419623	13.539227	0.89%	276,677
2010	12.510267	13.419623	7.27%	380,226
2009	11.047191	12.510267	13.24%	471,943
2008	13.154760	11.047191	-16.02%	472,107
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.441866	30.760754	25.85%	378,227
2016	23.858806	24.441866	2.44%	489,788
2015	22.966685	23.858806	3.88%	550,359
2014	21.354697	22.966685	7.55%	642,687
2013	15.802870	21.354697	35.13%	781,000
2012	13.470193	15.802870	17.32%	953,602
2011	13.937912	13.470193	-3.36%	1,200,630
2010	12.959566	13.937912	7.55%	1,488,227
2009*	10.000000	12.959566	29.60%	2,284
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.318553	11.990647	16.20%	1,686
2016	9.616317	10.318553	7.30%	1,686
2015	9.951825	9.616317	-3.37%	0
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.927974	13.146444	20.30%	0
2016	10.045670	10.927974	8.78%	0
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	51.261057	58.668977	14.45%	76,282
2016	43.109244	51.261057	18.91%	89,656
2015	44.744704	43.109244	-3.66%	104,337
2014	41.368211	44.744704	8.16%	116,655
2013	31.454297	41.368211	31.52%	134,387
2012	27.087971	31.454297	16.12%	160,714
2011	28.117858	27.087971	-3.66%	230,938
2010	22.539123	28.117858	24.75%	266,799
2009	16.673054	22.539123	35.18%	312,895
2008	26.547341	16.673054	-37.20%	319,153

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	19.496656	20.493310	5.11%	51,633
2016	18.153193	19.496656	7.40%	58,633
2015	18.910970	18.153193	-4.01%	67,500
2014	18.415772	18.910970	2.69%	78,740
2013	18.841871	18.415772	-2.26%	87,216
2012	16.981414	18.841871	10.96%	109,448
2011	16.275553	16.981414	4.34%	114,445
2010	14.888534	16.275553	9.32%	164,807
2009	12.109454	14.888534	22.95%	179,173
2008	14.811446	12.109454	-18.24%	162,473
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.444746	21.689169	24.33%	46,318
2016	18.029705	17.444746	-3.24%	46,270
2015	18.329520	18.029705	-1.64%	48,138
2014	18.731605	18.329520	-2.15%	55,197
2013	15.613938	18.731605	19.97%	0
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0
2009*	10.000000	13.474169	34.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.815347	10.712012	21.52%	27,152
2016	8.474771	8.815347	4.02%	34,650
2015	9.035959	8.474771	-6.21%	38,287
2014*	10.000000	9.035959	-9.64%	51,689
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.336080	19.739244	28.71%	78,880
2016	15.181563	15.336080	1.02%	120,092
2015	14.848238	15.181563	2.24%	133,112
2014	13.601544	14.848238	9.17%	142,569
2013	10.211992	13.601544	33.19%	201,344
2012	8.878946	10.211992	15.01%	180,266
2011	9.250880	8.878946	-4.02%	219,769
2010	8.101826	9.250880	14.18%	255,372
2009	6.315495	8.101826	28.28%	58,292
2008*	10.000000	6.315495	-36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.217178	20.626220	13.22%	27,164
2016	15.838868	18.217178	15.02%	32,090
2015	16.544475	15.838868	-4.26%	35,386
2014	15.144082	16.544475	9.25%	43,954
2013	11.311541	15.144082	33.88%	54,843
2012	9.713452	11.311541	16.45%	55,731
2011	10.434580	9.713452	-6.91%	73,861
2010*	10.000000	10.434580	4.35%	67,924

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.196797	17.180002	13.05%	4,638
2016	13.247487	15.196797	14.71%	4,921
2015	13.878543	13.247487	-4.55%	5,198
2014	12.735469	13.878543	8.98%	7,244
2013	9.541471	12.735469	33.47%	7,546
2012	8.208690	9.541471	16.24%	7,810
2011	8.842733	8.208690	-7.17%	9,013
2010	7.934264	8.842733	11.45%	15,994
2009	6.299706	7.934264	25.95%	18,042
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.481211	19.548593	26.27%	129,180
2016	14.709770	15.481211	5.24%	143,238
2015	14.908488	14.709770	-1.33%	162,992
2014	14.496976	14.908488	2.84%	198,014
2013	10.554944	14.496976	37.35%	237,397
2012	9.292992	10.554944	13.58%	283,071
2011	9.816061	9.292992	-5.33%	328,727
2010	7.830213	9.816061	25.36%	404,799
2009	6.231294	7.830213	25.66%	485,082
2008*	10.000000	6.231294	-37.69%	11,881
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.661842	22.126129	12.53%	177,598
2016	16.914135	19.661842	16.25%	198,758
2015	17.619336	16.914135	-4.00%	216,165
2014	15.231863	17.619336	15.67%	244,768
2013	11.357084	15.231863	34.12%	300,532
2012	9.875328	11.357084	15.00%	324,231
2011	10.227396	9.875328	-3.44%	385,079
2010	8.648417	10.227396	18.26%	503,336
2009	6.705806	8.648417	28.97%	632,098
2008*	10.000000	6.705806	-32.94%	23,125
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	24.286189	29.991687	23.49%	29,118
2016	22.684070	24.286189	7.06%	39,136
2015	22.775759	22.684070	-0.40%	41,226
2014	22.410648	22.775759	1.63%	47,013
2013	15.712292	22.410648	42.63%	61,205
2012	14.012537	15.712292	12.13%	68,623
2011	14.267718	14.012537	-1.79%	81,369
2010	11.505620	14.267718	24.01%	97,241
2009	9.131786	11.505620	26.00%	128,755
2008	17.241801	9.131786	-47.04%	139,905

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	63.830511	68.817277	7.81%	45,987
2016	51.274287	63.830511	24.49%	56,608
2015	55.194925	51.274287	-7.10%	58,564
2014	52.173387	55.194925	5.79%	72,437
2013	37.592542	52.173387	38.79%	87,819
2012	31.575230	37.592542	19.06%	99,154
2011	33.647927	31.575230	-6.16%	118,426
2010	26.886130	33.647927	25.15%	160,513
2009	21.549644	26.886130	24.76%	195,476
2008	32.131819	21.549644	-32.93%	193,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	50.175440	56.289865	12.19%	37,797
2016	41.322687	50.175440	21.42%	41,950
2015	42.498375	41.322687	-2.77%	48,423
2014	42.645168	42.498375	-0.34%	57,212
2013	30.616746	42.645168	39.29%	77,001
2012	26.816500	30.616746	14.17%	94,921
2011	28.724632	26.816500	-6.64%	112,213
2010	23.187571	28.724632	23.88%	148,592
2009	17.414238	23.187571	33.15%	192,084
2008	28.501641	17.414238	-38.90%	221,279
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	21.788845	25.959506	19.14%	66,836
2016	19.787976	21.788845	10.11%	81,718
2015	19.832671	19.787976	-0.23%	85,411
2014	17.890140	19.832671	10.86%	88,946
2013	13.804695	17.890140	29.59%	102,251
2012	12.227588	13.804695	12.90%	113,194
2011	12.304483	12.227588	-0.62%	135,640
2010	10.971862	12.304483	12.15%	163,727
2009	8.802384	10.971862	24.65%	171,351
2008	15.236520	8.802384	-42.23%	189,235
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.476179	15.239895	5.28%	178,528
2016	13.641677	14.476179	6.12%	217,966
2015	14.581577	13.641677	-6.45%	241,625
2014	11.445229	14.581577	27.40%	290,661
2013	11.236208	11.445229	1.86%	314,840
2012	9.817385	11.236208	14.45%	386,075
2011	9.325162	9.817385	5.28%	420,263
2010	7.246440	9.325162	28.69%	497,455
2009	5.603068	7.246440	29.33%	538,957
2008*	10.000000	5.603068	-43.97%	15,843

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.382933	17.235668	19.83%	69,102
2016	13.061331	14.382933	10.12%	50,634
2015	13.089868	13.061331	-0.22%	46,070
2014	11.710717	13.089868	11.78%	31,639
2013*	10.000000	11.710717	17.11%	13,055
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.633224	10.677261	0.41%	20,594
2016	10.495092	10.633224	1.32%	22,233
2015	10.653524	10.495092	-1.49%	28,963
2014	10.724502	10.653524	-0.66%	28,275
2013	10.837845	10.724502	-1.05%	29,578
2012	10.591062	10.837845	2.33%	46,444
2011	10.576649	10.591062	0.14%	59,906
2010	10.446897	10.576649	1.24%	95,063
2009	9.866941	10.446897	5.88%	97,472
2008*	10.000000	9.866941	-1.33%	49,180
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.609064	16.489473	12.87%	11,958
2016	12.226748	14.609064	19.48%	11,923
2015	13.003827	12.226748	-5.98%	7,587
2014	12.582420	13.003827	3.35%	5,061
2013*	10.000000	12.582420	25.82%	504
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.237352	17.271425	21.31%	10,969
2016	14.243671	14.237352	-0.04%	10,129
2015	14.994609	14.243671	-5.01%	12,489
2014	16.514477	14.994609	-9.20%	21,274
2013	13.911205	16.514477	18.71%	22,896
2012	11.770571	13.911205	18.19%	63,955
2011	13.596896	11.770571	-13.43%	18,578
2010	12.934195	13.596896	5.12%	18,934
2009*	10.000000	12.934195	29.34%	26,745
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.866797	12.149428	23.13%	4,428
2016	9.582475	9.866797	2.97%	4,537
2015*	10.000000	9.582475	-4.18%	4,593

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.706581	10.678116	-0.27%	147,927
2016	10.700342	10.706581	0.06%	150,948
2015	10.804979	10.700342	-0.97%	154,669
2014	10.864411	10.804979	-0.55%	132,741
2013	10.923435	10.864411	-0.54%	134,777
2012	10.564320	10.923435	3.40%	170,952
2011	10.656107	10.564320	-0.86%	184,488
2010	10.238941	10.656107	4.07%	204,769
2009	9.139973	10.238941	12.02%	148,103
2008	10.680593	9.139973	-14.42%	141,192
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.457876	26.291712	17.07%	7,132
2016	20.679053	22.457876	8.60%	7,273
2015	21.017073	20.679053	-1.61%	7,703
2014	19.261839	21.017073	9.11%	9,175
2013	14.160896	19.261839	36.02%	10,118
2012	12.908706	14.160896	9.70%	6,102
2011	13.473620	12.908706	-4.19%	9,297
2010	11.094594	13.473620	21.44%	7,978
2009	8.539874	11.094594	29.92%	4,188
2008	14.266478	8.539874	-40.14%	10,372
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	25.968922	32.559571	25.38%	0
2016	26.861832	25.968922	-3.32%	0
2015	26.244379	26.861832	2.35%	0
2014	23.004947	26.244379	14.08%	0
2013	17.937856	23.004947	28.25%	0
2012	15.901857	17.937856	12.80%	0
2011	16.273489	15.901857	-2.28%	0
2010	15.045825	16.273489	8.16%	0
2009	10.532128	15.045825	42.86%	497,086
2008	19.556880	10.532128	-46.15%	570,286
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	25.489270	32.451654	27.31%	32,423
2016	25.196836	25.489270	1.16%	33,924
2015	23.910415	25.196836	5.38%	41,067
2014	22.865972	23.910415	4.57%	44,878
2013	17.010701	22.865972	34.42%	67,147
2012	14.778428	17.010701	15.10%	81,593
2011	14.787968	14.778428	-0.06%	93,037
2010	11.736436	14.787968	26.00%	97,001
2009	8.953474	11.736436	31.08%	126,976
2008	17.783866	8.953474	-49.65%	142,746

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.302852	26.077814	35.10%	164,692
2016	19.510807	19.302852	-1.07%	187,537
2015	18.988862	19.510807	2.75%	216,334
2014	18.779307	18.988862	1.12%	235,812
2013	14.922759	18.779307	25.84%	115,107
2012	12.449393	14.922759	19.87%	144,100
2011	13.732396	12.449393	-9.34%	189,373
2010	11.979518	13.732396	14.63%	271,880
2009	8.670472	11.979518	38.16%	317,302
2008	14.665223	8.670472	-40.88%	367,853
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.372375	10.896556	5.05%	14,568
2016	9.849268	10.372375	5.31%	6,283
2015	10.194295	9.849268	-3.38%	5,231
2014	10.028221	10.194295	1.66%	5,213
2013	10.158333	10.028221	-1.28%	1,798
2012*	10.000000	10.158333	1.58%	9,156
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.863738	11.079236	25.00%	2,990
2016	9.216847	8.863738	-3.83%	2,707
2015	9.043192	9.216847	1.92%	3,282
2014*	10.000000	9.043192	-9.57%	2,132
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	25.819661	29.839520	15.57%	111,505
2016	23.400721	25.819661	10.34%	130,650
2015	22.910419	23.400721	2.14%	148,587
2014	20.936077	22.910419	9.43%	172,251
2013	16.072700	20.936077	30.26%	216,265
2012	13.912820	16.072700	15.52%	259,365
2011	14.076369	13.912820	-1.16%	326,174
2010	12.264481	14.076369	14.77%	377,011
2009	9.671519	12.264481	26.81%	406,620
2008	15.901541	9.671519	-39.18%	417,303
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.772128	21.183825	12.85%	8,377
2016	16.085927	18.772128	16.70%	13,630
2015	17.293227	16.085927	-6.98%	15,254
2014	15.629281	17.293227	10.65%	21,727
2013	11.212225	15.629281	39.39%	21,870
2012	9.613731	11.212225	16.63%	10,000
2011	9.945375	9.613731	-3.33%	11,099
2010	8.152745	9.945375	21.99%	12,725
2009	6.011559	8.152745	35.62%	17,387
2008	9.782119	6.011559	-38.55%	21,942

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.470564	11.735218	12.08%	8,578
2016	9.381376	10.470564	11.61%	8,603
2015	10.450730	9.381376	-10.23%	8,675
2014	10.524441	10.450730	-0.70%	10,872
2013	10.635249	10.524441	-1.04%	18,170
2012*	10.000000	10.635249	6.35%	20,463
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.488767	11.382528	8.52%	6,259
2016	9.372107	10.488767	11.91%	3,853
2015	9.710823	9.372107	-3.49%	2,360
2014*	10.000000	9.710823	-2.89%	1,783
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.210014	12.271013	9.46%	1,791
2016	11.020101	11.210014	1.72%	3,686
2015	12.010066	11.020101	-8.24%	3,130
2014	12.113330	12.010066	-0.85%	9,072
2013	13.115558	12.113330	-7.64%	7,815
2012	12.608799	13.115558	4.02%	13,975
2011	11.764923	12.608799	7.17%	24,912
2010	10.881912	11.764923	8.11%	20,313
2009*	10.000000	10.881912	8.82%	12,684
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.589833	11.600379	0.09%	58,944
2016	11.573261	11.589833	0.14%	84,258
2015	11.683511	11.573261	-0.94%	85,570
2014	11.731651	11.683511	-0.41%	107,141
2013	11.895761	11.731651	-1.38%	124,891
2012	11.380137	11.895761	4.53%	145,717
2011	11.397306	11.380137	-0.15%	136,253
2010	10.961461	11.397306	3.98%	129,140
2009*	10.000000	10.961461	9.61%	36,774
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.830486	14.172530	2.47%	0
2016	13.301043	13.830486	3.98%	0
2015	13.829839	13.301043	-3.82%	0
2014	13.571202	13.829839	1.91%	0
2013	15.123027	13.571202	-10.26%	0
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
2009	10.193531	11.924954	16.99%	0
2008	11.091221	10.193531	-8.09%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.556726	16.135151	3.72%	0
2016	15.325610	15.556726	1.51%	0
2015	15.436680	15.325610	-0.72%	0
2014	14.976626	15.436680	3.07%	0
2013	15.453050	14.976626	-3.08%	0
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
2009	11.561741	13.032053	12.72%	0
2008	11.166001	11.561741	3.54%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.868481	11.261373	3.61%	53,482
2016	10.717682	10.868481	1.41%	67,691
2015	10.806099	10.717682	-0.82%	78,467
2014	10.494450	10.806099	2.97%	86,337
2013	10.839073	10.494450	-3.18%	122,442
2012	10.014102	10.839073	8.24%	128,575
2011*	10.000000	10.014102	0.14%	49,951
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.843962	12.317641	25.13%	0
2016*	10.000000	9.843962	-1.56%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.742713	14.289490	3.98%	0
2016	11.613018	13.742713	18.34%	0
2015	13.420009	11.613018	-13.46%	0
2014	14.079982	13.420009	-4.69%	0
2013	11.773015	14.079982	19.60%	0
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
2009	6.347117	9.915852	56.23%	0
2008	11.318777	6.347117	-43.92%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.243797	35.543945	25.85%	22,502
2016	32.000556	28.243797	-11.74%	37,350
2015	28.783452	32.000556	11.18%	45,946
2014	22.189717	28.783452	29.72%	113,310
2013	14.914208	22.189717	48.78%	107,340
2012	11.517684	14.914208	29.49%	31,146
2011	10.555188	11.517684	9.12%	16,158
2010*	10.000000	10.555188	5.55%	926

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.801719	7.560210	-3.10%	14,284
2016	5.503148	7.801719	41.77%	204,468
2015	8.387716	5.503148	-34.39%	17,151
2014	10.520797	8.387716	-20.27%	16,218
2013	9.649712	10.520797	9.03%	7,365
2012*	10.000000	9.649712	-3.50%	14,624
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	49.384451	73.732560	49.30%	4,459
2016	49.906200	49.384451	-1.05%	5,474
2015	58.700542	49.906200	-14.98%	5,433
2014	59.630860	58.700542	-1.56%	8,869
2013	53.851472	59.630860	10.73%	8,839
2012	41.969100	53.851472	28.31%	17,445
2011	57.171559	41.969100	-26.59%	4,925
2010	45.597634	57.171559	25.38%	6,329
2009	21.638159	45.597634	110.73%	6,401
2008	62.153612	21.638159	-65.19%	5,336
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	37.785602	36.717983	-2.83%	4,979
2016	26.597958	37.785602	42.06%	6,377
2015	40.430567	26.597958	-34.21%	11,419
2014	50.560079	40.430567	-20.03%	13,178
2013	46.273824	50.560079	9.26%	15,916
2012	45.280208	46.273824	2.19%	19,247
2011	54.825340	45.280208	-17.41%	3,584
2010	42.915980	54.825340	27.75%	4,168
2009	27.559137	42.915980	55.72%	6,181
2008	51.750299	27.559137	-46.75%	6,659
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	18.147646	22.685637	25.01%	2,807
2016	17.669861	18.147646	2.70%	3,436
2015	18.449934	17.669861	-4.23%	5,151
2014	16.937069	18.449934	8.93%	5,365
2013	12.793440	16.937069	32.39%	7,409
2012	11.130667	12.793440	14.94%	8,337
2011	12.084965	11.130667	-7.90%	11,217
2010	10.882146	12.084965	11.05%	18,090
2009	8.664104	10.882146	25.60%	25,481
2008	14.106823	8.664104	-38.58%	25,407

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.313864	30.250085	24.41%	9,635
2016	22.827570	24.313864	6.51%	3,475
2015	23.778571	22.827570	-4.00%	7,880
2014	24.515532	23.778571	-3.01%	32,624
2013	16.508394	24.515532	48.50%	8,238
2012	15.482265	16.508394	6.63%	9,811
2011	16.416634	15.482265	-5.69%	10,906
2010	13.100218	16.416634	25.32%	17,488
2009*	10.000000	13.100218	31.00%	5,058

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.522090	13.014769	12.95%	36
2016	11.281899	11.522090	2.13%	36
2015	11.569328	11.281899	-2.48%	0
2014	11.237121	11.569328	2.96%	6,435
2013	10.161069	11.237121	10.59%	0
2012*	10.000000	10.161069	1.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.434820	21.669730	11.50%	8,863
2016	15.762343	19.434820	23.30%	13,318
2015	16.917054	15.762343	-6.83%	10,703
2014	15.716509	16.917054	7.64%	13,985
2013	11.557598	15.716509	35.98%	20,968
2012	9.874545	11.557598	17.04%	13,847
2011	10.937267	9.874545	-9.72%	19,080
2010	8.744818	10.937267	25.07%	19,488
2009	6.204371	8.744818	40.95%	8,022
2008*	10.000000	6.204371	-37.96%	4,135
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.779793	14.114779	2.43%	39,884
2016	13.360512	13.779793	3.14%	43,975
2015	13.864996	13.360512	-3.64%	51,301
2014	13.585119	13.864996	2.06%	69,574
2013	15.024082	13.585119	-9.58%	95,487
2012	14.161086	15.024082	6.09%	133,675
2011	12.826176	14.161086	10.41%	144,167
2010	12.349734	12.826176	3.86%	118,097
2009	11.341243	12.349734	8.89%	122,621
2008	11.664298	11.341243	-2.77%	122,386
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	23.825352	28.362790	19.04%	101,171
2016	21.248827	23.825352	12.13%	106,603
2015	22.787737	21.248827	-6.75%	123,689
2014	20.501156	22.787737	11.15%	143,198
2013	15.277461	20.501156	34.19%	149,678
2012	13.476424	15.277461	13.36%	169,196
2011	13.228101	13.476424	1.88%	190,999
2010	11.729347	13.228101	12.78%	222,145
2009	10.052611	11.729347	16.68%	236,147
2008	15.554749	10.052611	-35.37%	265,289

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	15.852132	20.550221	29.64%	0
2016	16.977658	15.852132	-6.63%	0
2015	17.054562	16.977658	-0.45%	0
2014	18.267672	17.054562	-6.64%	0
2013	15.104464	18.267672	20.94%	0
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
2009	9.815043	12.971540	32.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.799411	26.264474	10.36%	31,289
2016	19.606568	23.799411	21.38%	34,142
2015	20.133170	19.606568	-2.62%	24,767
2014	17.503134	20.133170	15.03%	28,671
2013	13.615345	17.503134	28.55%	28,744
2012	11.846752	13.615345	14.93%	31,414
2011	12.074087	11.846752	-1.88%	32,906
2010	10.247605	12.074087	17.82%	27,773
2009	7.981902	10.247605	28.39%	29,531
2008	10.679075	7.981902	-25.26%	29,965
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	37.013681	39.769785	7.45%	0
2016	31.093932	37.013681	19.04%	0
2015	32.743433	31.093932	-5.04%	0
2014	29.307642	32.743433	11.72%	0
2013	22.518979	29.307642	30.15%	0
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
2009	15.019486	17.786839	18.43%	522,281
2008	20.761269	15.019486	-27.66%	551,816
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.207905	12.899909	15.10%	19,402
2016	9.774027	11.207905	14.67%	10,205
2015*	10.000000	9.774027	-2.26%	2,535
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.475366	17.386193	12.35%	88,484
2016	15.088680	15.475366	2.56%	87,444
2015	15.426362	15.088680	-2.19%	97,517
2014	15.317744	15.426362	0.71%	115,101
2013	13.550365	15.317744	13.04%	113,770
2012	12.472250	13.550365	8.64%	121,490
2011	13.100288	12.472250	-4.79%	134,986
2010	12.080182	13.100288	8.44%	105,426
2009*	10.000000	12.080182	20.80%	31,412

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.284734	10.880946	5.80%	6,237
2016	9.226563	10.284734	11.47%	5,834
2015*	10.000000	9.226563	-7.73%	578
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.922924	10.118513	1.97%	1,106
2016	9.802068	9.922924	1.23%	980
2015*	10.000000	9.802068	-1.98%	416
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.214154	2.14%	422
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.291526	16.884989	10.42%	8,637
2016	11.806570	15.291526	29.52%	11,145
2015	12.775566	11.806570	-7.58%	4,577
2014	12.242868	12.775566	4.35%	4,013
2013*	10.000000	12.242868	22.43%	1,585
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.946022	13.578297	13.66%	6,347
2016	10.495243	11.946022	13.82%	6,390
2015	10.896909	10.495243	-3.69%	3,608
2014*	10.000000	10.896909	8.97%	213
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.240763	33.584846	11.06%	50,551
2016	24.344043	30.240763	24.22%	59,821
2015	25.227398	24.344043	-3.50%	63,766
2014	24.289802	25.227398	3.86%	69,182
2013	17.471304	24.289802	39.03%	76,770
2012	15.278847	17.471304	14.35%	87,204
2011	15.377498	15.278847	-0.64%	94,771
2010	12.369464	15.377498	24.32%	92,117
2009	10.013642	12.369464	23.53%	90,105
2008	14.670723	10.013642	-31.74%	89,119
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	24.404497	29.306188	20.09%	532,846
2016	22.111501	24.404497	10.37%	581,303
2015	22.134999	22.111501	-0.11%	642,268
2014	19.752217	22.134999	12.06%	721,480
2013	15.142300	19.752217	30.44%	786,356
2012	13.242551	15.142300	14.35%	849,915
2011	13.156042	13.242551	0.66%	940,038
2010	11.595206	13.156042	13.46%	1,043,374
2009	9.289668	11.595206	24.82%	1,141,640
2008	14.958510	9.289668	-37.90%	1,220,523

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.768751	22.527206	13.95%	151,163
2016	18.127744	19.768751	9.05%	165,261
2015	18.953434	18.127744	-4.36%	177,519
2014	16.908935	18.953434	12.09%	191,755
2013	12.739110	16.908935	32.73%	205,838
2012	11.515259	12.739110	10.63%	221,570
2011	11.550728	11.515259	-0.31%	239,353
2010	10.182340	11.550728	13.44%	265,914
2009	7.705099	10.182340	32.15%	301,307
2008	11.892933	7.705099	-35.21%	323,041
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	22.491469	28.296283	25.81%	81,583
2016	21.096440	22.491469	6.61%	93,353
2015	21.893100	21.096440	-3.64%	111,677
2014	20.500202	21.893100	6.79%	126,009
2013	17.133379	20.500202	19.65%	139,958
2012	15.703984	17.133379	9.10%	149,369
2011	14.580318	15.703984	7.71%	149,268
2010	12.797113	14.580318	13.93%	139,049
2009	10.568422	12.797113	21.09%	149,137
2008	15.183971	10.568422	-30.40%	154,865
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.487550	18.396312	26.98%	0
2016	14.878153	14.487550	-2.63%	0
2015	15.480054	14.878153	-3.89%	0
2014	17.278424	15.480054	-10.41%	0
2013	14.218771	17.278424	21.52%	0
2012	12.773902	14.218771	11.31%	0
2011	15.859858	12.773902	-19.46%	0
2010	15.367742	15.859858	3.20%	0
2009	11.875984	15.367742	29.40%	0
2008	19.177839	11.875984	-38.07%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	19.055561	23.474215	23.19%	0
2016	16.474050	19.055561	15.67%	0
2015	17.062639	16.474050	-3.45%	0
2014	16.998867	17.062639	0.38%	0
2013	11.582219	16.998867	46.77%	0
2012	9.723670	11.582219	19.11%	0
2011	11.423202	9.723670	-14.88%	0
2010	8.815758	11.423202	29.58%	0
2009	7.079519	8.815758	24.52%	0
2008	11.482123	7.079519	-38.34%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.443876	10.674117	2.20%	20,054
2016	9.702417	10.443876	7.64%	13,880
2015	9.918673	9.702417	-2.18%	6,338
2014*	10.000000	9.918673	-0.81%	6,433
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	18.512428	19.028998	2.79%	183,495
2016	18.046529	18.512428	2.58%	205,812
2015	18.310304	18.046529	-1.44%	229,704
2014	17.855420	18.310304	2.55%	247,300
2013	17.887155	17.855420	-0.18%	267,894
2012	16.500735	17.887155	8.40%	313,857
2011	16.329532	16.500735	1.05%	324,390
2010	15.232405	16.329532	7.20%	365,202
2009	12.801405	15.232405	18.99%	415,879
2008	13.975403	12.801405	-8.40%	472,097
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.689967	16.399734	11.64%	3,967
2016	14.122582	14.689967	4.02%	4,293
2015	14.338825	14.122582	-1.51%	9,729
2014	13.908050	14.338825	3.10%	12,812
2013	12.414356	13.908050	12.03%	22,359
2012	11.250785	12.414356	10.34%	17,125
2011	11.419590	11.250785	-1.48%	18,504
2010	10.252378	11.419590	11.38%	12,099
2009	8.358168	10.252378	22.66%	11,986
2008	11.291189	8.358168	-25.98%	8,994
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.653670	16.863023	15.08%	54,369
2016	13.986047	14.653670	4.77%	55,152
2015	14.207983	13.986047	-1.56%	40,185
2014	13.739696	14.207983	3.41%	42,044
2013	11.993074	13.739696	14.56%	64,423
2012	10.724695	11.993074	11.83%	94,292
2011	10.978165	10.724695	-2.31%	89,014
2010	9.702572	10.978165	13.15%	79,943
2009	7.625956	9.702572	27.23%	76,865
2008	11.471058	7.625956	-33.52%	65,856

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.930097	17.822344	19.37%	37,395
2016	14.185988	14.930097	5.25%	62,196
2015	14.406679	14.185988	-1.53%	47,888
2014	13.905654	14.406679	3.60%	51,525
2013	11.584251	13.905654	20.04%	37,652
2012	10.153311	11.584251	14.09%	44,061
2011	10.561122	10.153311	-3.86%	44,582
2010	9.214958	10.561122	14.61%	44,254
2009	7.097840	9.214958	29.83%	18,686
2008	11.601646	7.097840	-38.82%	18,723
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.442266	11.980067	14.73%	5,728
2016*	10.000000	10.442266	4.42%	490
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	34.741847	41.796465	20.31%	0
2016	32.584598	34.741847	6.62%	0
2015	32.797407	32.584598	-0.65%	0
2014	29.687661	32.797407	10.47%	0
2013	22.912045	29.687661	29.57%	0
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
2009	13.365134	17.914214	34.04%	862,734
2008	23.573218	13.365134	-43.30%	957,831
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	11.046784	10.611677	-3.94%	66,520
2016	8.374559	11.046784	31.91%	121,295
2015	10.695765	8.374559	-21.70%	99,635
2014	12.410031	10.695765	-13.81%	92,327
2013	10.117745	12.410031	22.66%	89,719
2012	9.777986	10.117745	3.47%	107,923
2011	10.439308	9.777986	-6.33%	137,395
2010	8.867305	10.439308	17.73%	127,649
2009	6.081720	8.867305	45.80%	136,789
2008	13.500848	6.081720	-54.95%	163,269
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.740630	28.689127	11.45%	317,783
2016	22.096499	25.740630	16.49%	358,451
2015	23.318282	22.096499	-5.24%	409,785
2014	21.723175	23.318282	7.34%	453,307
2013	17.175680	21.723175	26.48%	513,576
2012	14.834974	17.175680	15.78%	562,165
2011	14.886926	14.834974	-0.35%	624,367
2010	13.092259	14.886926	13.71%	710,729
2009	10.190835	13.092259	28.47%	788,243
2008	18.002932	10.190835	-43.39%	880,657

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	21
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	18.213328	24.185957	32.79%	0
2016	18.388525	18.213328	-0.95%	0
2015	17.644677	18.388525	4.22%	0
2014	15.930862	17.644677	10.76%	0
2013	11.703104	15.930862	36.13%	0
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
2009	5.583962	8.039293	43.97%	93,604
2008	12.576778	5.583962	-55.60%	105,483
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	22.636098	30.193743	33.39%	336,863
2016	22.747946	22.636098	-0.49%	358,616
2015	21.507384	22.747946	5.77%	409,384
2014	19.578164	21.507384	9.85%	460,474
2013	14.548704	19.578164	34.57%	505,646
2012	12.855879	14.548704	13.17%	561,237
2011	12.993343	12.855879	-1.06%	617,269
2010	10.600829	12.993343	22.57%	684,396
2009	8.372807	10.600829	26.61%	765,836
2008	16.060924	8.372807	-47.87%	841,957
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.783794	18.813424	5.79%	102,577
2016	15.737377	17.783794	13.00%	117,964
2015	16.550114	15.737377	-4.91%	130,628
2014	16.573026	16.550114	-0.14%	54,387
2013	15.843684	16.573026	4.60%	61,886
2012	14.043042	15.843684	12.82%	75,119
2011	13.676299	14.043042	2.68%	90,319
2010	12.165048	13.676299	12.42%	115,450
2009	8.563916	12.165048	42.05%	135,090
2008	11.567096	8.563916	-25.96%	161,277
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.756129	15.185784	2.91%	47,058
2016	14.274250	14.756129	3.38%	64,021
2015	14.550316	14.274250	-1.90%	72,965
2014	13.925749	14.550316	4.48%	98,575
2013	14.366349	13.925749	-3.07%	117,097
2012	13.748136	14.366349	4.50%	166,309
2011	12.979067	13.748136	5.93%	192,717
2010	12.199820	12.979067	6.39%	208,166
2009	10.674834	12.199820	14.29%	210,114
2008	11.178437	10.674834	-4.51%	149,998

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.989696	21.454404	19.26%	88,955
2016	16.240435	17.989696	10.77%	86,070
2015	16.687983	16.240435	-2.68%	101,997
2014	15.905133	16.687983	4.92%	116,820
2013	11.831501	15.905133	34.43%	132,183
2012	10.436160	11.831501	13.37%	161,012
2011	11.830540	10.436160	-11.79%	181,360
2010	9.303679	11.830540	27.16%	217,999
2009	6.725459	9.303679	38.34%	183,106
2008	11.253265	6.725459	-40.24%	131,495
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.511227	21.224658	28.55%	76,641
2016	17.613290	16.511227	-6.26%	82,110
2015	17.225959	17.613290	2.25%	91,528
2014	18.984497	17.225959	-9.26%	11,428
2013	14.738062	18.984497	28.81%	15,231
2012	12.375401	14.738062	19.09%	16,615
2011	15.132512	12.375401	-18.22%	18,610
2010	13.555045	15.132512	11.64%	21,418
2009	10.850910	13.555045	24.92%	24,772
2008	19.565247	10.850910	-44.54%	31,019
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.206939	2.07%	2,337
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.678745	27.889770	17.78%	22,683
2016	21.890605	23.678745	8.17%	25,953
2015	22.854658	21.890605	-4.22%	31,615
2014	21.681259	22.854658	5.41%	38,762
2013	16.822770	21.681259	28.88%	43,341
2012	13.396840	16.822770	25.57%	50,643
2011	14.875465	13.396840	-9.94%	52,762
2010	11.906264	14.875465	24.94%	69,329
2009	7.656370	11.906264	55.51%	79,139
2008	15.872344	7.656370	-51.76%	73,915
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.209891	14.615235	10.64%	12,392
2016	11.812893	13.209891	11.83%	16,168
2015	12.748465	11.812893	-7.34%	16,064
2014	12.545987	12.748465	1.61%	22,657
2013	10.259562	12.545987	22.29%	8,884
2012	9.003906	10.259562	13.95%	5,108
2011	9.255758	9.003906	-2.72%	15,159
2010	8.496860	9.255758	8.93%	13,630
2009	6.602655	8.496860	28.69%	6,696
2008*	10.000000	6.602655	-33.97%	5,158

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.021825	17.361353	8.36%	99,515
2016	14.221543	16.021825	12.66%	103,360
2015	15.486773	14.221543	-8.17%	120,969
2014	14.983267	15.486773	3.36%	153,878
2013	13.309689	14.983267	12.57%	144,050
2012	11.958652	13.309689	11.30%	131,429
2011	11.821730	11.958652	1.16%	130,014
2010	10.619457	11.821730	11.32%	136,004
2009	7.926819	10.619457	33.97%	150,292
2008	11.405666	7.926819	-30.50%	168,433
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.360157	20.072723	9.33%	32,001
2016	14.273637	18.360157	28.63%	42,660
2015	15.599338	14.273637	-8.50%	52,171
2014	15.699158	15.599338	-0.64%	60,122
2013	11.663216	15.699158	34.60%	68,245
2012	9.971622	11.663216	16.96%	75,089
2011	10.486815	9.971622	-4.91%	92,244
2010	8.277889	10.486815	26.68%	107,510
2009	6.487052	8.277889	27.61%	117,817
2008	9.802409	6.487052	-33.82%	100,808
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.620749	11.959500	38.73%	19,613
2016	7.429355	8.620749	16.04%	12,420
2015	9.353141	7.429355	-20.57%	15,019
2014*	10.000000	9.353141	-6.47%	21,491
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.083965	19.752466	15.62%	0
2016	16.086070	17.083965	6.20%	0
2015	17.377700	16.086070	-7.43%	0
2014	19.737578	17.377700	-11.96%	0
2013	16.205606	19.737578	21.79%	0
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
2009	10.728574	14.557993	35.69%	0
2008	18.169582	10.728574	-40.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.476242	9.772825	15.30%	19,611
2016	8.004571	8.476242	5.89%	17,829
2015	8.664341	8.004571	-7.61%	19,046
2014*	10.000000	8.664341	-13.36%	23,367

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.620181	9.688090	0.71%	93,289
2016	9.458763	9.620181	1.71%	99,862
2015	10.004307	9.458763	-5.45%	115,486
2014*	10.000000	10.004307	0.04%	136,927
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.307820	12.637391	11.76%	0
2016	10.969009	11.307820	3.09%	373
2015	11.787966	10.969009	-6.95%	373
2014	11.478269	11.787966	2.70%	373
2013	10.229842	11.478269	12.20%	0
2012*	10.000000	10.229842	2.30%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.144206	10.391108	2.43%	5,985
2016	10.316974	10.144206	-1.67%	5,204
2015	10.252727	10.316974	0.63%	3,490
2014	9.915253	10.252727	3.40%	4,474
2013*	10.000000	9.915253	-0.85%	1,671
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.896730	14.661128	13.68%	0
2016	11.825896	12.896730	9.05%	0
2015	12.049802	11.825896	-1.86%	0
2014	11.614925	12.049802	3.74%	0
2013	9.855346	11.614925	17.85%	0
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
2009	7.608140	8.999893	18.29%	0
2008	12.498196	7.608140	-39.13%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.616811	19.236384	23.18%	0
2016	14.547198	15.616811	7.35%	0
2015	14.735588	14.547198	-1.28%	0
2014	13.192936	14.735588	11.69%	0
2013	10.230691	13.192936	28.95%	0
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
2009	5.421591	7.711382	42.23%	0
2008	9.140620	5.421591	-40.69%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.753027	17.803844	13.02%	0
2016	14.760786	15.753027	6.72%	0
2015	14.924072	14.760786	-1.09%	0
2014	14.155435	14.924072	5.43%	0
2013	12.531548	14.155435	12.96%	0
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0
2009	8.303672	10.306644	24.12%	0
2008	11.544721	8.303672	-28.07%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.380144	20.843378	13.40%	0
2016	15.159365	18.380144	21.25%	0
2015	16.100312	15.159365	-5.84%	0
2014	15.143268	16.100312	6.32%	0
2013	11.505781	15.143268	31.61%	0
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
2009	7.046167	9.259588	31.41%	0
2008	11.582675	7.046167	-39.17%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	19.078786	20.025528	4.96%	0
2016	16.431348	19.078786	16.11%	0
2015	17.315297	16.431348	-5.11%	0
2014	17.095870	17.315297	1.28%	0
2013	16.113915	17.095870	6.09%	0
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
2009	7.385647	12.605713	70.68%	0
2008	10.676057	7.385647	-30.82%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.425533	22.976595	2.46%	0
2016	17.927386	22.425533	25.09%	0
2015	19.431136	17.927386	-7.74%	0
2014	19.942634	19.431136	-2.56%	0
2013	14.755610	19.942634	35.15%	0
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
2009	7.147164	11.011026	54.06%	0
2008	11.779101	7.147164	-39.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.290169	22.795556	12.35%	0
2016	16.201374	20.290169	25.24%	0
2015	17.593438	16.201374	-7.91%	0
2014	17.645995	17.593438	-0.30%	0
2013	13.396173	17.645995	31.72%	0
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0
2009	7.653752	10.883613	42.20%	0
2008	10.829314	7.653752	-29.32%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.947750	20.492591	20.92%	0
2016	15.118769	16.947750	12.10%	0
2015	15.503067	15.118769	-2.48%	0
2014	14.422044	15.503067	7.50%	0
2013	10.327864	14.422044	39.64%	0
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
2009	5.634475	7.526143	33.57%	0
2008	10.806233	5.634475	-47.86%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.825017	20.343062	28.55%	0
2016	14.731943	15.825017	7.42%	0
2015	14.134821	14.731943	4.22%	0
2014	12.414832	14.134821	13.85%	0
2013	9.795903	12.414832	26.73%	0
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
2009	6.242362	8.220088	31.68%	0
2008	10.040272	6.242362	-37.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	15.038189	18.920773	25.82%	0
2016	14.882828	15.038189	1.04%	0
2015	14.345364	14.882828	3.75%	0
2014	13.389561	14.345364	7.14%	0
2013	9.670629	13.389561	38.46%	0
2012*	10.000000	9.670629	-3.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.862857	18.653970	25.51%	1,440
2016	14.745481	14.862857	0.80%	1,224
2015	14.247788	14.745481	3.49%	1,436
2014	13.331810	14.247788	6.87%	2,711
2013	9.652441	13.331810	38.12%	3,603
2012*	10.000000	9.652441	-3.48%	1,972

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	20.483154	22.904394	11.82%	0
2016	18.801492	20.483154	8.94%	0
2015	20.195144	18.801492	-6.90%	0
2014	18.900739	20.195144	6.85%	0
2013	14.801056	18.900739	27.70%	0
2012	13.155039	14.801056	12.51%	0
2011	13.322908	13.155039	-1.26%	0
2010	12.308511	13.322908	8.24%	0
2009	9.710224	12.308511	26.76%	0
2008	14.068958	9.710224	-30.98%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.860267	16.302112	9.70%	0
2016	13.064289	14.860267	13.75%	0
2015	13.533398	13.064289	-3.47%	0
2014	12.562785	13.533398	7.73%	0
2013	10.157394	12.562785	23.68%	0
2012	9.132525	10.157394	11.22%	0
2011*	10.000000	9.132525	-8.67%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.954797	14.470032	11.70%	0
2016	12.849620	12.954797	0.82%	0
2015	13.201098	12.849620	-2.66%	0
2014	11.657100	13.201098	13.25%	0
2013	11.487010	11.657100	1.48%	0
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
2009	6.511587	8.461723	29.95%	0
2008	11.906931	6.511587	-45.31%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.619065	22.452197	14.44%	0
2016	22.427110	19.619065	-12.52%	0
2015	22.003521	22.427110	1.93%	0
2014	18.610271	22.003521	18.23%	0
2013	13.402571	18.610271	38.86%	0
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0
2009	8.325488	10.501983	26.14%	0
2008	11.805376	8.325488	-29.48%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	21.869690	26.578377	21.53%	0
2016	22.235001	21.869690	-1.64%	0
2015	23.045092	22.235001	-3.52%	0
2014	23.247951	23.045092	-0.87%	0
2013	19.771086	23.247951	17.59%	0
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
2009	12.616616	16.858284	33.62%	0
2008	21.419228	12.616616	-41.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.764657	15.592761	13.28%	925
2016	12.310942	13.764657	11.81%	1,098
2015	13.017711	12.310942	-5.43%	191
2014	12.648421	13.017711	2.92%	191
2013	9.965432	12.648421	26.92%	826
2012*	10.000000	9.965432	-0.35%	346
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.884866	16.756290	20.68%	1,891
2016	13.973084	13.884866	-0.63%	1,867
2015	13.996975	13.973084	-0.17%	1,936
2014	13.155112	13.996975	6.40%	2,992
2013	9.747086	13.155112	34.96%	2,449
2012*	10.000000	9.747086	-2.53%	7,042
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.529970	29.833714	16.86%	24,701
2016	26.520300	25.529970	-3.73%	26,306
2015	29.286860	26.520300	-9.45%	33,122
2014	31.290052	29.286860	-6.40%	40,741
2013	25.309292	31.290052	23.63%	44,309
2012	21.495425	25.309292	17.74%	46,231
2011	23.445457	21.495425	-8.32%	47,025
2010	21.835756	23.445457	7.37%	53,744
2009*	10.000000	21.835756	23.55%	30,437
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.564300	29.053283	5.40%	13,428
2016	24.011499	27.564300	14.80%	15,490
2015	25.994052	24.011499	-7.63%	15,210
2014	25.818009	25.994052	0.68%	24,821
2013	23.648612	25.818009	9.17%	23,309
2012	20.175574	23.648612	17.21%	12,763

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.646176	29.647023	25.38%	2,962
2016	22.553302	23.646176	4.85%	2,784
2015	24.227587	22.553302	-6.91%	3,412
2014	22.732884	24.227587	6.58%	3,276
2013	17.707638	22.732884	28.38%	3,084
2012	15.783008	17.707638	12.19%	495
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.890484	10.099758	2.12%	10,127
2016	9.792716	9.890484	1.00%	6,146
2015*	10.000000	9.792716	-2.07%	2,262
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.979697	21.808836	28.44%	386,487
2016	16.857910	16.979697	0.72%	415,556
2015	15.243046	16.857910	10.59%	470,728
2014	14.223755	15.243046	7.17%	510,953
2013	10.999236	14.223755	29.32%	569,500
2012	8.988590	10.999236	22.37%	647,924
2011	9.776182	8.988590	-8.06%	758,854
2010	9.292757	9.776182	5.20%	846,514
2009	6.441522	9.292757	44.26%	935,638
2008	11.707458	6.441522	-44.98%	1,047,797
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.992396	12.875349	43.18%	278,519
2016	7.994023	8.992396	12.49%	307,661
2015	7.731925	7.994023	3.39%	369,932
2014	7.156853	7.731925	8.04%	360,997
2013	5.350251	7.156853	33.77%	395,794
2012	4.545048	5.350251	17.72%	440,740
2011	5.036169	4.545048	-9.75%	136,735
2010	4.097605	5.036169	22.91%	154,345
2009	2.643381	4.097605	55.01%	176,543
2008	4.775364	2.643381	-44.65%	201,732
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.612152	13.715113	29.24%	323,104
2016	11.512917	10.612152	-7.82%	360,084
2015	12.777784	11.512917	-9.90%	397,186
2014	14.713550	12.777784	-13.16%	444,337
2013	13.031196	14.713550	12.91%	487,375
2012	11.653771	13.031196	11.82%	557,289
2011	17.432478	11.653771	-33.15%	151,417
2010	14.113259	17.432478	23.52%	178,219
2009	7.977040	14.113259	76.92%	209,025
2008	16.901767	7.977040	-52.80%	246,021

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	28.149820	31.641326	12.40%	34,042
2016	24.840435	28.149820	13.32%	36,100
2015	25.827966	24.840435	-3.82%	40,498
2014	22.710707	25.827966	13.73%	36,719
2013	17.374326	22.710707	30.71%	34,530
2012	14.608992	17.374326	18.93%	32,020
2011	14.473302	14.608992	0.94%	22,685
2010	11.865912	14.473302	21.97%	22,951
2009	9.479322	11.865912	25.18%	22,655
2008	14.364858	9.479322	-34.01%	27,733
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.916269	11.260975	26.30%	7,775
2016	7.471650	8.916269	19.33%	3,709
2015	9.459663	7.471650	-21.02%	2,824
2014*	10.000000	9.459663	-5.40%	865
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.980990	10.242569	2.62%	353
2016*	10.000000	9.980990	-0.19%	195
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.564122	16.930808	24.82%	1,876
2016	12.618186	13.564122	7.50%	3,775
2015	13.051490	12.618186	-3.32%	4,234
2014	14.280243	13.051490	-8.60%	3,290
2013	10.234937	14.280243	39.52%	12,676
2012*	10.000000	10.234937	2.35%	3,105
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	18.786135	21.781432	15.94%	59,293
2016	16.711524	18.786135	12.41%	69,683
2015	17.073973	16.711524	-2.12%	73,510
2014	15.681467	17.073973	8.88%	78,082
2013	11.705286	15.681467	33.97%	91,714
2012	10.223967	11.705286	14.49%	98,986
2011	10.396378	10.223967	-1.66%	94,958
2010	9.461369	10.396378	9.88%	89,348
2009	7.820481	9.461369	20.98%	91,278
2008	11.769084	7.820481	-33.55%	42,132
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.236876	20.345127	25.30%	28,746
2016	15.825647	16.236876	2.60%	27,999
2015	15.065684	15.825647	5.04%	31,583
2014	15.077883	15.065684	-0.08%	31,286
2013	11.956778	15.077883	26.10%	24,596
2012	10.439213	11.956778	14.54%	18,843
2011	10.756923	10.439213	-2.95%	15,971
2010*	10.000000	10.756923	7.57%	1,632

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.458330	14.127425	4.97%	14,490
2016	12.836884	13.458330	4.84%	18,837
2015	13.077949	12.836884	-1.84%	15,112
2014	12.272752	13.077949	6.56%	15,550
2013	12.461315	12.272752	-1.51%	11,221
2012	11.525043	12.461315	8.12%	10,805
2011	11.041085	11.525043	4.38%	10,457
2010	10.429972	11.041085	5.86%	11,455
2009	9.628030	10.429972	8.33%	12,150
2008	10.852448	9.628030	-11.28%	31,393
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	46.694507	50.615459	8.40%	4,174
2016	42.748180	46.694507	9.23%	4,758
2015	43.755548	42.748180	-2.30%	5,217
2014	43.027363	43.755548	1.69%	5,756
2013	47.725912	43.027363	-9.84%	6,780
2012	40.951512	47.725912	16.54%	7,997
2011	38.724157	40.951512	5.75%	10,308
2010	35.714045	38.724157	8.43%	13,256
2009	27.761196	35.714045	28.65%	15,858
2008	33.047924	27.761196	-16.00%	16,356
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.350193	10.397175	11.20%	4,134
2016	8.231434	9.350193	13.59%	4,206
2015*	10.000000	8.231434	-17.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.285072	18.682127	14.72%	0
2016	15.611711	16.285072	4.31%	0
2015	16.880911	15.611711	-7.52%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.989813	19.727274	16.11%	296
2016	15.490967	16.989813	9.68%	545
2015	16.889613	15.490967	-8.28%	1,523
2014	17.455016	16.889613	-3.24%	1,281
2013	13.392106	17.455016	30.34%	1,944
2012	11.053992	13.392106	21.15%	2,769
2011	11.290829	11.053992	-2.10%	3,788
2010*	10.000000	11.290829	12.91%	25

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.799210	27.701890	7.37%	313,777
2016	21.680514	25.799210	19.00%	335,157
2015	22.923961	21.680514	-5.42%	386,030
2014	20.511545	22.923961	11.76%	434,995
2013	15.739785	20.511545	30.32%	490,282
2012	13.894150	15.739785	13.28%	550,151
2011	13.972200	13.894150	-0.56%	623,368
2010	12.463678	13.972200	12.10%	717,078
2009*	10.000000	12.463678	24.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.914442	18.207291	14.41%	86,792
2016	14.777298	15.914442	7.70%	89,355
2015	14.811017	14.777298	-0.23%	96,689
2014	14.278344	14.811017	3.73%	117,424
2013	11.722228	14.278344	21.81%	109,133
2012	10.253438	11.722228	14.32%	98,710
2011	10.282176	10.253438	-0.28%	97,835
2010	9.290525	10.282176	10.67%	117,915
2009	7.619334	9.290525	21.93%	118,836
2008	10.981885	7.619334	-30.62%	102,729
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.882763	12.117623	1.98%	29,506
2016	11.716163	11.882763	1.42%	31,773
2015	11.885924	11.716163	-1.43%	38,822
2014	11.459768	11.885924	3.72%	55,898
2013	11.905379	11.459768	-3.74%	54,790
2012	11.480144	11.905379	3.70%	72,178
2011	10.990144	11.480144	4.46%	78,174
2010	10.494946	10.990144	4.72%	93,393
2009	9.471637	10.494946	10.80%	99,488
2008	10.636755	9.471637	-10.95%	77,014
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.323247	21.122267	29.40%	38,084
2016	16.490098	16.323247	-1.01%	38,340
2015	15.665392	16.490098	5.26%	37,683
2014	15.569850	15.665392	0.61%	45,844
2013	12.250255	15.569850	27.10%	50,414
2012	10.156210	12.250255	20.62%	57,027
2011	11.334491	10.156210	-10.40%	61,439
2010	10.307303	11.334491	9.97%	76,133
2009	7.367390	10.307303	39.90%	75,945
2008	12.152287	7.367390	-39.37%	72,027

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.974057	21.432803	26.27%	107,841
2016	15.751944	16.974057	7.76%	89,378
2015	14.980441	15.751944	5.15%	125,363
2014	14.030568	14.980441	6.77%	124,477
2013	10.956614	14.030568	28.06%	138,369
2012	9.446186	10.956614	15.99%	153,290
2011	10.030959	9.446186	-5.83%	171,865
2010	8.589921	10.030959	16.78%	175,640
2009	6.264678	8.589921	37.12%	204,767
2008	11.366340	6.264678	-44.88%	166,993
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.894334	17.942899	20.47%	42,674
2016	13.570176	14.894334	9.76%	46,677
2015	13.587356	13.570176	-0.13%	52,432
2014	12.476372	13.587356	8.90%	43,168
2013	9.496885	12.476372	31.37%	43,685
2012	8.211406	9.496885	15.65%	40,498
2011	8.500979	8.211406	-3.41%	38,086
2010	7.753245	8.500979	9.64%	39,057
2009	6.004590	7.753245	29.12%	28,787
2008	9.812784	6.004590	-38.81%	31,165
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	21.646026	25.235838	16.58%	51,443
2016	18.584062	21.646026	16.48%	56,744
2015	20.074243	18.584062	-7.42%	69,679
2014	18.611689	20.074243	7.86%	73,638
2013	13.887973	18.611689	34.01%	84,457
2012	11.866032	13.887973	17.04%	86,795
2011	12.295754	11.866032	-3.49%	96,162
2010	10.749552	12.295754	14.38%	100,845
2009	8.463794	10.749552	27.01%	109,357
2008	13.596107	8.463794	-37.75%	128,421
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.097675	11.815952	17.02%	0
2016*	10.000000	10.097675	0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.492362	24.779586	5.48%	49,027
2016	20.828388	23.492362	12.79%	77,182
2015	21.645744	20.828388	-3.78%	60,695
2014	21.363795	21.645744	1.32%	68,029
2013	20.195022	21.363795	5.79%	23,288
2012	17.843468	20.195022	13.18%	26,504
2011	17.395585	17.843468	2.57%	31,439
2010	15.559975	17.395585	11.80%	37,015
2009	10.787009	15.559975	44.25%	47,898
2008	15.161801	10.787009	-28.85%	53,574

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.697037	18.130336	23.36%	136,539
2016	13.093989	14.697037	12.24%	156,989
2015	13.397681	13.093989	-2.27%	190,812
2014	12.720883	13.397681	5.32%	206,967
2013	8.952411	12.720883	42.09%	243,131
2012	7.748625	8.952411	15.54%	258,633
2011	8.873553	7.748625	-12.68%	284,169
2010	7.768792	8.873553	14.22%	339,775
2009	5.140642	7.768792	51.12%	390,006
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.449236	19.278346	17.20%	13,191
2016	15.119595	16.449236	8.79%	15,565
2015	15.352951	15.119595	-1.52%	20,167
2014	14.049768	15.352951	9.28%	19,703
2013	10.247697	14.049768	37.10%	25,201
2012	9.302740	10.247697	10.16%	19,643
2011	9.724722	9.302740	-4.34%	23,983
2010	7.964638	9.724722	22.10%	28,390
2009	6.128718	7.964638	29.96%	42,552
2008*	10.000000	6.128718	-38.71%	53,319
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.437156	15.904915	18.37%	5,427
2016	12.550261	13.437156	7.07%	8,158
2015	12.929453	12.550261	-2.93%	11,446
2014	12.523331	12.929453	3.24%	34,835
2013	9.789829	12.523331	27.92%	33,655
2012	8.530964	9.789829	14.76%	34,601
2011	9.222635	8.530964	-7.50%	36,013
2010	8.120150	9.222635	13.58%	33,807
2009	6.361474	8.120150	27.65%	34,692
2008*	10.000000	6.361474	-36.39%	23,816
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.093838	14.496239	10.71%	22,392
2016	12.489561	13.093838	4.84%	21,611
2015	12.776593	12.489561	-2.25%	21,913
2014	12.398930	12.776593	3.05%	21,908
2013	10.945235	12.398930	13.28%	21,953
2012	9.975148	10.945235	9.73%	22,684
2011	10.233697	9.975148	-2.53%	24,984
2010	9.381701	10.233697	9.08%	42,599
2009	7.924860	9.381701	18.38%	17,100
2008*	10.000000	7.924860	-20.75%	13,083

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.459874	15.400760	14.42%	447
2016	12.693535	13.459874	6.04%	523
2015	13.020707	12.693535	-2.51%	595
2014	12.587557	13.020707	3.44%	595
2013	10.507937	12.587557	19.79%	9,024
2012	9.359029	10.507937	12.28%	283
2011	9.810720	9.359029	-4.60%	2,910
2010	8.835230	9.810720	11.04%	6,920
2009	7.202203	8.835230	22.67%	9,902
2008*	10.000000	7.202203	-27.98%	2,972
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.210420	12.831384	5.09%	22,357
2016	11.813376	12.210420	3.36%	24,272
2015	12.045260	11.813376	-1.93%	26,045
2014	11.797908	12.045260	2.10%	25,606
2013	11.379856	11.797908	3.67%	42,729
2012	10.714917	11.379856	6.21%	40,868
2011	10.693892	10.714917	0.20%	42,921
2010	10.134560	10.693892	5.52%	40,481
2009	9.075933	10.134560	11.66%	25,635
2008*	10.000000	9.075933	-9.24%	7,426
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.793727	12.239267	13.39%	0
2016	10.349399	10.793727	4.29%	0
2015	10.945078	10.349399	-5.44%	0
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.799512	12.568618	16.38%	1,181
2016	10.291004	10.799512	4.94%	1,497
2015	10.949995	10.291004	-6.02%	1,494
2014	10.971795	10.949995	-0.20%	403
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.310368	14.988177	12.61%	51,372
2016	12.621042	13.310368	5.46%	58,695
2015	12.911961	12.621042	-2.25%	51,790
2014	12.497626	12.911961	3.32%	68,848
2013	10.737610	12.497626	16.39%	58,319
2012	9.671916	10.737610	11.02%	67,760
2011	10.022954	9.671916	-3.50%	50,162
2010	9.108906	10.022954	10.03%	23,826
2009	7.560267	9.108906	20.48%	17,975
2008*	10.000000	7.560267	-24.40%	12,260

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.396338	15.627685	16.66%	12,575
2016	12.601942	13.396338	6.30%	15,290
2015	12.950251	12.601942	-2.69%	44,408
2014	12.535692	12.950251	3.31%	43,075
2013	10.209409	12.535692	22.79%	41,610
2012	9.018302	10.209409	13.21%	53,232
2011	9.574904	9.018302	-5.81%	69,937
2010	8.552690	9.574904	11.95%	65,812
2009	6.838895	8.552690	25.06%	40,319
2008*	10.000000	6.838895	-31.61%	3,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.892788	13.997763	8.57%	10,769
2016	12.310589	12.892788	4.73%	10,975
2015	12.594251	12.310589	-2.25%	11,184
2014	12.247258	12.594251	2.83%	11,936
2013	11.143623	12.247258	9.90%	22,054
2012	10.249814	11.143623	8.72%	18,453
2011	10.402177	10.249814	-1.46%	21,174
2010	9.656186	10.402177	7.73%	12,688
2009	8.305104	9.656186	16.27%	9,989
2008*	10.000000	8.305104	-16.95%	9,989
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.913780	13.320228	3.15%	11,049
2016	12.406906	12.913780	4.09%	12,157
2015	12.648693	12.406906	-1.91%	14,337
2014	12.186274	12.648693	3.79%	14,377
2013	12.574661	12.186274	-3.09%	14,751
2012	11.811888	12.574661	6.46%	23,053
2011	11.215326	11.811888	5.32%	33,507
2010	10.603308	11.215326	5.77%	18,869
2009	9.865476	10.603308	7.48%	19,875
2008*	10.000000	9.865476	-1.35%	1,157
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.505943	13.846969	2.53%	11,097
2016	13.228253	13.505943	2.10%	10,833
2015	13.458526	13.228253	-1.71%	12,279
2014	12.987966	13.458526	3.62%	19,886
2013	13.420672	12.987966	-3.22%	23,517
2012	12.681415	13.420672	5.83%	24,454
2011	12.103098	12.681415	4.78%	22,464
2010	11.330708	12.103098	6.82%	12,557
2009	9.849433	11.330708	15.04%	13,827
2008*	10.000000	9.849433	-1.51%	1,226
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.104293	11.768877	16.47%	819
2016	9.181186	10.104293	10.05%	0
2015*	10.000000	9.181186	-8.19%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.080490	11.337503	12.47%	0
2016	9.380040	10.080490	7.47%	0
2015*	10.000000	9.380040	-6.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	19.044616	26.626303	39.81%	53,001
2016	17.894432	19.044616	6.43%	46,522
2015	21.560674	17.894432	-17.00%	53,468
2014	23.094243	21.560674	-6.64%	59,038
2013	23.201731	23.094243	-0.46%	1,426
2012	20.034657	23.201731	15.81%	1,632
2011	26.122563	20.034657	-23.31%	1,679
2010	22.758326	26.122563	14.78%	2,067
2009	14.104539	22.758326	61.35%	2,244
2008	33.799667	14.104539	-58.27%	3,145
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	16.685706	16.829640	0.86%	325,121
2016	16.763486	16.685706	-0.46%	372,433
2015	16.985562	16.763486	-1.31%	427,529
2014	16.440683	16.985562	3.31%	474,448
2013	17.343752	16.440683	-5.21%	514,491
2012	17.034217	17.343752	1.82%	597,593
2011	16.074348	17.034217	5.97%	671,029
2010	15.527093	16.074348	3.52%	739,106
2009	15.304243	15.527093	1.46%	778,640
2008	14.380053	15.304243	6.43%	865,843
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	11.064492	10.978147	-0.78%	521,174
2016	11.197655	11.064492	-1.19%	531,951
2015	11.333659	11.197655	-1.20%	633,056
2014	11.471311	11.333659	-1.20%	637,015
2013	11.610641	11.471311	-1.20%	601,950
2012	11.752046	11.610641	-1.20%	676,471
2011	11.894382	11.752046	-1.20%	967,434
2010	12.038832	11.894382	-1.20%	931,992
2009	12.179942	12.038832	-1.16%	1,184,319
2008	12.079795	12.179942	0.83%	1,592,947
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.314400	16.766568	25.93%	46,161
2016	13.359592	13.314400	-0.34%	47,217
2015	13.948266	13.359592	-4.22%	53,625
2014	14.181278	13.948266	-1.64%	63,756
2013	12.181234	14.181278	16.42%	11,722
2012	10.664936	12.181234	14.22%	12,388
2011	11.962338	10.664936	-10.85%	14,508
2010	10.687119	11.962338	11.93%	1,245
2009	8.338511	10.687119	28.17%	1,324
2008	15.645882	8.338511	-46.70%	1,489

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.607990	11.814654	22.97%	11,328
2016	9.673775	9.607990	-0.68%	18,691
2015	9.929175	9.673775	-2.57%	17,485
2014	10.712643	9.929175	-7.31%	26,592
2013	8.960091	10.712643	19.56%	25,882
2012	7.671954	8.960091	16.79%	29,195
2011	8.909825	7.671954	-13.89%	29,850
2010	8.396757	8.909825	6.11%	26,456
2009	6.608175	8.396757	27.07%	22,303
2008	11.752968	6.608175	-43.77%	6,194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.757836	24.289216	17.01%	164,897
2016	19.192205	20.757836	8.16%	180,378
2015	19.621159	19.192205	-2.19%	181,170
2014	18.916416	19.621159	3.73%	184,244
2013	15.046368	18.916416	25.72%	204,306
2012	13.139880	15.046368	14.51%	207,943
2011	13.843384	13.139880	-5.08%	228,928
2010	12.223295	13.843384	13.25%	258,935
2009	9.725789	12.223295	25.68%	260,531
2008	15.586769	9.725789	-37.60%	269,136
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.187812	17.774349	9.80%	34,006
2016	15.412504	16.187812	5.03%	32,640
2015	15.626845	15.412504	-1.37%	7,946
2014	15.123207	15.626845	3.33%	8,074
2013	13.495265	15.123207	12.06%	7,409
2012	12.487474	13.495265	8.07%	7,904
2011	12.527985	12.487474	-0.32%	7,281
2010	11.546847	12.527985	8.50%	7,626
2009*	10.000000	11.546847	15.47%	2,656
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.674385	21.183220	13.43%	1,939
2016	17.542888	18.674385	6.45%	982
2015	17.850910	17.542888	-1.73%	1,589
2014	17.172696	17.850910	3.95%	1,799
2013	14.545637	17.172696	18.06%	1,479
2012	13.116007	14.545637	10.90%	297
2011	13.400366	13.116007	-2.12%	606
2010	12.106579	13.400366	10.69%	575
2009*	10.000000	12.106579	21.07%	180

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.656761	15.304283	4.42%	52,460
2016	14.227679	14.656761	3.02%	59,554
2015	14.362461	14.227679	-0.94%	65,523
2014	13.992546	14.362461	2.64%	67,906
2013	13.509738	13.992546	3.57%	82,807
2012	13.001322	13.509738	3.91%	99,425
2011	12.784205	13.001322	1.70%	116,946
2010	12.219414	12.784205	4.62%	145,026
2009	11.337840	12.219414	7.78%	131,821
2008	12.211001	11.337840	-7.15%	130,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.781867	12.147526	12.67%	0
2016	10.323243	10.781867	4.44%	0
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.841091	12.528304	15.56%	5,273
2016	10.259308	10.841091	5.67%	4,804
2015	10.811519	10.259308	-5.11%	5,313
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.318773	20.439242	11.58%	413,546
2016	17.304614	18.318773	5.86%	457,239
2015	17.573602	17.304614	-1.53%	528,771
2014	16.910871	17.573602	3.92%	598,369
2013	14.676003	16.910871	15.23%	664,664
2012	13.405294	14.676003	9.48%	734,054
2011	13.573262	13.405294	-1.24%	806,209
2010	12.386263	13.573262	9.58%	899,064
2009	10.523064	12.386263	17.71%	912,684
2008	13.867663	10.523064	-24.12%	849,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.884082	22.922843	15.28%	314,384
2016	18.551498	19.884082	7.18%	340,580
2015	18.914861	18.551498	-1.92%	371,617
2014	18.240405	18.914861	3.70%	392,057
2013	15.086021	18.240405	20.91%	424,741
2012	13.422684	15.086021	12.39%	467,369
2011	13.880562	13.422684	-3.30%	546,807
2010	12.451067	13.880562	11.48%	619,876
2009	10.131069	12.451067	22.90%	636,087
2008	14.945964	10.131069	-32.22%	677,144

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.756774	18.081274	7.90%	81,271
2016	16.044730	16.756774	4.44%	89,017
2015	16.244570	16.044730	-1.23%	92,179
2014	15.697880	16.244570	3.48%	104,761
2013	14.379415	15.697880	9.17%	115,091
2012	13.471382	14.379415	6.74%	134,583
2011	13.359130	13.471382	0.84%	151,663
2010	12.460165	13.359130	7.21%	181,914
2009	11.008504	12.460165	13.19%	181,871
2008	13.115336	11.008504	-16.06%	232,505
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.347317	30.626316	25.79%	736,134
2016	23.778499	24.347317	2.39%	844,734
2015	22.900968	23.778499	3.83%	925,016
2014	21.304365	22.900968	7.49%	1,062,117
2013	15.773594	21.304365	35.06%	1,175,696
2012	13.452045	15.773594	17.26%	1,328,082
2011	13.926167	13.452045	-3.40%	1,506,509
2010	12.955200	13.926167	7.49%	1,778,913
2009*	10.000000	12.955200	29.55%	3,656
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.305697	11.969679	16.15%	967
2016	9.609192	10.305697	7.25%	1,454
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.914355	13.123440	20.24%	0
2016	10.038220	10.914355	8.73%	0
2015	10.145777	10.038220	-1.06%	1,675
2014*	10.000000	10.145777	1.46%	1,311
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	50.819255	58.134004	14.39%	116,451
2016	42.759249	50.819255	18.85%	129,245
2015	44.403887	42.759249	-3.70%	147,132
2014	41.073881	44.403887	8.11%	167,330
2013	31.246287	41.073881	31.45%	188,472
2012	26.922495	31.246287	16.06%	208,078
2011	27.960209	26.922495	-3.71%	237,764
2010	22.424067	27.960209	24.69%	260,598
2009	16.596330	22.424067	35.11%	300,285
2008	26.438587	16.596330	-37.23%	321,163

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	19.755058	20.754452	5.06%	56,154
2016	18.403075	19.755058	7.35%	58,228
2015	19.180985	18.403075	-4.06%	65,288
2014	18.688167	19.180985	2.64%	74,007
2013	19.130243	18.688167	-2.31%	82,169
2012	17.250057	19.130243	10.90%	103,188
2011	16.541368	17.250057	4.28%	106,320
2010	15.139348	16.541368	9.26%	126,050
2009	12.319676	15.139348	22.89%	145,629
2008	15.076201	12.319676	-18.28%	149,578
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.377220	21.594322	24.27%	119,670
2016	17.968962	17.377220	-3.29%	127,522
2015	18.277013	17.968962	-1.69%	141,305
2014	18.687409	18.277013	-2.20%	154,362
2013	15.584973	18.687409	19.91%	0
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0
2009*	10.000000	13.469612	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.803380	10.692056	21.45%	18,712
2016	8.467549	8.803380	3.97%	21,221
2015	9.032827	8.467549	-6.26%	22,013
2014*	10.000000	9.032827	-9.67%	31,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.268966	19.642954	28.65%	65,421
2016	15.122761	15.268966	0.97%	75,513
2015	14.798219	15.122761	2.19%	88,185
2014	13.562588	14.798219	9.11%	101,231
2013	10.187900	13.562588	33.12%	117,185
2012	8.862484	10.187900	14.96%	132,364
2011	9.238387	8.862484	-4.07%	153,282
2010	8.094976	9.238387	14.12%	174,095
2009	6.313352	8.094976	28.22%	51,138
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.155792	20.546344	13.17%	17,341
2016	15.793467	18.155792	14.96%	24,938
2015	16.505402	15.793467	-4.31%	30,097
2014	15.115965	16.505402	9.19%	32,822
2013	11.296246	15.115965	33.81%	42,789
2012	9.705248	11.296246	16.39%	47,163
2011	10.431033	9.705248	-6.96%	55,138
2010*	10.000000	10.431033	4.31%	67,313

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.130290	17.096196	12.99%	1,079
2016	13.196162	15.130290	14.66%	1,251
2015	13.831759	13.196162	-4.60%	1,404
2014	12.698969	13.831759	8.92%	2,468
2013	9.518933	12.698969	33.41%	2,468
2012	8.193456	9.518933	16.18%	2,427
2011	8.830785	8.193456	-7.22%	4,006
2010	7.927560	8.830785	11.39%	4,670
2009	6.297572	7.927560	25.88%	8,302
2008*	10.000000	6.297572	-37.02%	52
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.413457	19.453230	26.21%	324,862
2016	14.652782	15.413457	5.19%	361,870
2015	14.858251	14.652782	-1.38%	404,660
2014	14.455442	14.858251	2.79%	462,942
2013	10.530030	14.455442	37.28%	528,062
2012	9.275768	10.530030	13.52%	578,054
2011	9.802822	9.275768	-5.38%	673,715
2010	7.823609	9.802822	25.30%	765,352
2009	6.229179	7.823609	25.60%	831,538
2008*	10.000000	6.229179	-37.71%	14,719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.575840	22.018238	12.48%	207,119
2016	16.848653	19.575840	16.19%	234,979
2015	17.560003	16.848653	-4.05%	292,729
2014	15.188249	17.560003	15.62%	329,887
2013	11.330294	15.188249	34.05%	366,609
2012	9.857019	11.330294	14.95%	403,598
2011	10.213593	9.857019	-3.49%	456,820
2010	8.641112	10.213593	18.20%	526,078
2009	6.703532	8.641112	28.90%	606,824
2008*	10.000000	6.703532	-32.96%	31,504
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	24.070059	29.709790	23.43%	75,821
2016	22.493548	24.070059	7.01%	78,347
2015	22.595899	22.493548	-0.45%	90,696
2014	22.244920	22.595899	1.58%	105,120
2013	15.603980	22.244920	42.56%	119,475
2012	13.922999	15.603980	12.07%	134,642
2011	14.183713	13.922999	-1.84%	151,661
2010	11.443667	14.183713	23.94%	170,912
2009	9.087220	11.443667	25.93%	179,919
2008	17.166371	9.087220	-47.06%	194,202

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	61.414693	66.179336	7.76%	97,934
2016	49.358576	61.414693	24.43%	113,922
2015	53.159643	49.358576	-7.15%	125,089
2014	50.274961	53.159643	5.74%	142,463
2013	36.242979	50.274961	38.72%	157,198
2012	30.457117	36.242979	19.00%	174,378
2011	32.472819	30.457117	-6.21%	198,404
2010	25.960286	32.472819	25.09%	227,231
2009	20.818097	25.960286	24.70%	258,336
2008	31.056789	20.818097	-32.97%	285,442
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	49.290963	55.269724	12.13%	101,733
2016	40.614743	49.290963	21.36%	111,357
2015	41.791428	40.614743	-2.82%	124,968
2014	41.957017	41.791428	-0.39%	141,012
2013	30.137923	41.957017	39.22%	161,674
2012	26.410500	30.137923	14.11%	179,082
2011	28.304046	26.410500	-6.69%	194,983
2010	22.859607	28.304046	23.82%	222,876
2009	17.176615	22.859607	33.09%	252,664
2008	28.126986	17.176615	-38.93%	269,865
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	21.550201	25.662248	19.08%	154,927
2016	19.581125	21.550201	10.06%	172,932
2015	19.635288	19.581125	-0.28%	194,888
2014	17.721044	19.635288	10.80%	227,830
2013	13.681120	17.721044	29.53%	243,246
2012	12.124275	13.681120	12.84%	274,977
2011	12.206686	12.124275	-0.68%	310,996
2010	10.890161	12.206686	12.09%	354,386
2009	8.741250	10.890161	24.58%	357,382
2008	15.138387	8.741250	-42.26%	371,839
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.412827	15.165559	5.22%	254,608
2016	13.588828	14.412827	6.06%	282,398
2015	14.532431	13.588828	-6.49%	330,379
2014	11.412418	14.532431	27.34%	401,111
2013	11.209667	11.412418	1.81%	437,532
2012	9.799163	11.209667	14.39%	484,393
2011	9.312555	9.799163	5.23%	549,582
2010	7.240299	9.312555	28.62%	617,123
2009	5.601154	7.240299	29.26%	660,085
2008*	10.000000	5.601154	-43.99%	3,727

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.356306	17.195088	19.77%	57,443
2016	13.043723	14.356306	10.06%	49,867
2015	13.078829	13.043723	-0.27%	39,916
2014	11.706766	13.078829	11.72%	16,719
2013*	10.000000	11.706766	17.07%	4,920
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.586764	10.625255	0.36%	12,543
2016	10.454496	10.586764	1.27%	9,259
2015	10.617677	10.454496	-1.54%	13,237
2014	10.693812	10.617677	-0.71%	19,742
2013	10.812296	10.693812	-1.10%	34,076
2012	10.571451	10.812296	2.28%	38,699
2011	10.562393	10.571451	0.09%	47,802
2010	10.438093	10.562393	1.19%	62,739
2009	9.863610	10.438093	5.82%	60,882
2008*	10.000000	9.863610	-1.36%	2,572
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.581999	16.450627	12.81%	12,337
2016	12.210246	14.581999	19.42%	14,880
2015	12.992859	12.210246	-6.02%	12,344
2014	12.578175	12.992859	3.30%	11,111
2013*	10.000000	12.578175	25.78%	3,223
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.182225	17.195884	21.25%	11,662
2016	14.195691	14.182225	-0.09%	13,213
2015	14.951670	14.195691	-5.06%	13,002
2014	16.475527	14.951670	-9.25%	13,033
2013	13.885408	16.475527	18.65%	15,207
2012	11.754706	13.885408	18.13%	14,474
2011	13.585442	11.754706	-13.48%	16,934
2010	12.929827	13.585442	5.07%	24,412
2009*	10.000000	12.929827	29.30%	33,481
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.861034	12.136215	23.07%	7,224
2016	9.581718	9.861034	2.92%	6,685
2015*	10.000000	9.581718	-4.18%	7,267

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.632799	10.599179	-0.32%	28,021
2016	10.631953	10.632799	0.01%	37,993
2015	10.741356	10.631953	-1.02%	38,977
2014	10.805900	10.741356	-0.60%	54,799
2013	10.870093	10.805900	-0.59%	42,540
2012	10.518068	10.870093	3.35%	34,715
2011	10.614801	10.518068	-0.91%	49,318
2010	10.204416	10.614801	4.02%	44,923
2009	9.113768	10.204416	11.97%	44,938
2008	10.655363	9.113768	-14.47%	57,550
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.314507	26.110714	17.01%	16,623
2016	20.557399	22.314507	8.55%	19,562
2015	20.904006	20.557399	-1.66%	23,842
2014	19.167918	20.904006	9.06%	28,262
2013	14.098972	19.167918	35.95%	30,506
2012	12.858771	14.098972	9.64%	25,601
2011	13.428283	12.858771	-4.24%	28,257
2010	11.062852	13.428283	21.38%	29,845
2009	8.519760	11.062852	29.85%	23,894
2008	14.240089	8.519760	-40.17%	27,224
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.780451	31.053821	25.32%	0
2016	25.645438	24.780451	-3.37%	0
2015	25.068618	25.645438	2.30%	0
2014	21.985425	25.068618	14.02%	0
2013	17.151563	21.985425	28.18%	0
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
2009	10.090864	14.408162	42.78%	559,739
2008	18.747026	10.090864	-46.17%	599,340
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	24.820000	31.583651	27.25%	168,125
2016	24.547611	24.820000	1.11%	184,956
2015	23.306126	24.547611	5.33%	209,886
2014	22.299357	23.306126	4.51%	229,401
2013	16.597563	22.299357	34.35%	258,724
2012	14.426823	16.597563	15.05%	301,920
2011	14.443430	14.426823	-0.11%	348,037
2010	11.468790	14.443430	25.94%	374,002
2009	8.753721	11.468790	31.02%	403,688
2008	17.395944	8.753721	-49.68%	427,150

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.140728	25.845758	35.03%	307,397
2016	19.356705	19.140728	-1.12%	341,857
2015	18.848412	19.356705	2.70%	399,975
2014	18.649840	18.848412	1.06%	456,066
2013	14.827379	18.649840	25.78%	113,939
2012	12.376095	14.827379	19.81%	129,003
2011	13.658449	12.376095	-9.39%	149,012
2010	11.921033	13.658449	14.57%	173,620
2009	8.632507	11.921033	38.09%	205,528
2008	14.608429	8.632507	-40.91%	224,312
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.350488	10.868082	5.00%	5,952
2016	9.833433	10.350488	5.26%	6,590
2015	10.183059	9.833433	-3.43%	9,647
2014	10.022240	10.183059	1.60%	12,090
2013	10.157406	10.022240	-1.33%	6,102
2012*	10.000000	10.157406	1.57%	11,633
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.851793	11.058728	24.93%	1,670
2016	9.209072	8.851793	-3.88%	365
2015	9.040141	9.209072	1.87%	1,860
2014*	10.000000	9.040141	-9.60%	302
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	25.191776	29.099198	15.51%	218,877
2016	22.843182	25.191776	10.28%	239,286
2015	22.375891	22.843182	2.09%	261,357
2014	20.457971	22.375891	9.37%	287,085
2013	15.713605	20.457971	30.19%	317,317
2012	13.608873	15.713605	15.47%	344,666
2011	13.775808	13.608873	-1.21%	391,756
2010	12.008692	13.775808	14.72%	445,988
2009	9.474608	12.008692	26.75%	487,505
2008	15.585693	9.474608	-39.21%	548,921
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.671106	21.059208	12.79%	16,075
2016	16.007412	18.671106	16.64%	20,345
2015	17.217537	16.007412	-7.03%	25,493
2014	15.568754	17.217537	10.59%	27,626
2013	11.174456	15.568754	39.32%	30,509
2012	9.586203	11.174456	16.57%	27,574
2011	9.921909	9.586203	-3.38%	28,756
2010	8.137614	9.921909	21.93%	28,119
2009	6.003438	8.137614	35.55%	29,842
2008	9.773861	6.003438	-38.58%	41,735

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.445890	11.701663	12.02%	14,210
2016	9.363986	10.445890	11.55%	11,061
2015	10.436641	9.363986	-10.28%	13,329
2014	10.515568	10.436641	-0.75%	15,622
2013	10.631670	10.515568	-1.09%	13,913
2012*	10.000000	10.631670	6.32%	10,756
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.474617	11.361450	8.47%	2,405
2016	9.364189	10.474617	11.86%	4,593
2015	9.707524	9.364189	-3.54%	3,220
2014*	10.000000	9.707524	-2.92%	3,114
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.166609	12.217332	9.41%	5,290
2016	10.982981	11.166609	1.67%	7,609
2015	11.975670	10.982981	-8.29%	11,277
2014	12.084754	11.975670	-0.90%	14,864
2013	13.091230	12.084754	-7.69%	16,286
2012	12.591802	13.091230	3.97%	17,932
2011	11.754996	12.591802	7.12%	17,944
2010	10.878232	11.754996	8.06%	7,959
2009*	10.000000	10.878232	8.78%	4,875
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.544975	11.549646	0.04%	51,053
2016	11.534283	11.544975	0.09%	55,767
2015	11.650049	11.534283	-0.99%	59,501
2014	11.703976	11.650049	-0.46%	87,828
2013	11.873704	11.703976	-1.43%	108,694
2012	11.364804	11.873704	4.48%	133,753
2011	11.387689	11.364804	-0.20%	113,507
2010	10.957755	11.387689	3.92%	77,407
2009*	10.000000	10.957755	9.58%	40,125
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.756628	14.089734	2.42%	0
2016	13.236684	13.756628	3.93%	0
2015	13.769878	13.236684	-3.87%	0
2014	13.519197	13.769878	1.85%	0
2013	15.072708	13.519197	-10.31%	0
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
2009	10.180199	11.903332	16.93%	0
2008	11.082321	10.180199	-8.14%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.121668	10.231059	1.08%	1,268
2016*	10.000000	10.121668	1.22%	132

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.473643	16.040884	3.67%	0
2016	15.251458	15.473643	1.46%	0
2015	15.369764	15.251458	-0.77%	0
2014	14.919260	15.369764	3.02%	0
2013	15.401644	14.919260	-3.13%	0
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
2009	11.546625	13.008435	12.66%	0
2008	11.157043	11.546625	3.49%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.837366	11.223467	3.56%	38,024
2016	10.692397	10.837366	1.36%	39,043
2015	10.786061	10.692397	-0.87%	41,534
2014	10.480302	10.786061	2.92%	46,992
2013	10.829940	10.480302	-3.23%	44,119
2012	10.010745	10.829940	8.18%	38,274
2011*	10.000000	10.010745	0.11%	17,815
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.840664	12.307318	25.07%	61
2016*	10.000000	9.840664	-1.59%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.669481	14.206167	3.93%	0
2016	11.556958	13.669481	18.28%	0
2015	13.361992	11.556958	-13.51%	0
2014	14.026216	13.361992	-4.74%	0
2013	11.733983	14.026216	19.53%	0
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
2009	6.338874	9.897973	56.15%	0
2008	11.309817	6.338874	-43.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.148846	35.406595	25.78%	44,854
2016	31.909083	28.148846	-11.78%	54,911
2015	28.715698	31.909083	11.12%	93,941
2014	22.148664	28.715698	29.65%	91,953
2013	14.894138	22.148664	48.71%	82,630
2012	11.508013	14.894138	29.42%	65,499
2011	10.551642	11.508013	9.06%	31,449
2010*	10.000000	10.551642	5.52%	4,660

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.783289	7.538548	-3.14%	32,547
2016	5.492918	7.783289	41.70%	67,205
2015	8.376393	5.492918	-34.42%	37,508
2014	10.511920	8.376393	-20.32%	36,855
2013	9.646448	10.511920	8.97%	23,623
2012*	10.000000	9.646448	-3.54%	15,835
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	46.880198	69.958391	49.23%	12,128
2016	47.399393	46.880198	-1.10%	13,344
2015	55.780242	47.399393	-15.02%	16,852
2014	56.692978	55.780242	-1.61%	18,411
2013	51.224224	56.692978	10.68%	25,460
2012	39.941803	51.224224	28.25%	28,001
2011	54.437435	39.941803	-26.63%	13,894
2010	43.438941	54.437435	25.32%	14,782
2009	20.624175	43.438941	110.62%	16,239
2008	59.271173	20.624175	-65.20%	18,660
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	39.949358	38.801028	-2.87%	7,302
2016	28.135256	39.949358	41.99%	8,785
2015	42.789066	28.135256	-34.25%	10,540
2014	53.536619	42.789066	-20.08%	12,688
2013	49.022812	53.536619	9.21%	16,046
2012	47.994516	49.022812	2.14%	18,860
2011	58.141223	47.994516	-17.45%	4,130
2010	45.534579	58.141223	27.69%	5,529
2009	29.255507	45.534579	55.64%	6,131
2008	54.963626	29.255507	-46.77%	6,285
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	17.868100	22.324933	24.94%	506
2016	17.406447	17.868100	2.65%	506
2015	18.184095	17.406447	-4.28%	506
2014	16.701491	18.184095	8.88%	506
2013	12.621879	16.701491	32.32%	506
2012	10.986968	12.621879	14.88%	842
2011	11.934977	10.986968	-7.94%	943
2010	10.752521	11.934977	11.00%	2,269
2009	8.565231	10.752521	25.54%	3,231
2008	13.952914	8.565231	-38.61%	3,568

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.219747	30.117807	24.35%	10,711
2016	22.750669	24.219747	6.46%	11,338
2015	23.710466	22.750669	-4.05%	12,250
2014	24.457696	23.710466	-3.06%	12,765
2013	16.477775	24.457696	48.43%	12,377
2012	15.461387	16.477775	6.57%	11,468
2011	16.402783	15.461387	-5.74%	9,782
2010	13.095791	16.402783	25.25%	16,897
2009*	10.000000	13.095791	30.96%	11,514

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	1,006
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.622462	33.012246	11.44%	361
2016	24.037015	29.622462	23.24%	1,769
2015	25.810967	24.037015	-6.87%	361
2014	23.991408	25.810967	7.58%	787
2013	17.651726	23.991408	35.92%	2,511
2012	15.088886	17.651726	16.98%	1,167
2011	16.721219	15.088886	-9.76%	5,719
2010	13.376095	16.721219	25.01%	6,081
2009	9.495046	13.376095	40.87%	4,009
2008	14.965038	9.495046	-36.55%	384
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.684813	14.010421	2.38%	29,226
2016	13.275114	13.684813	3.09%	31,114
2015	13.783344	13.275114	-3.69%	31,155
2014	13.511959	13.783344	2.01%	31,510
2013	14.950729	13.511959	-9.62%	31,235
2012	14.099100	14.950729	6.04%	36,329
2011	12.776476	14.099100	10.35%	42,614
2010	12.308103	12.776476	3.81%	45,045
2009	11.308735	12.308103	8.84%	41,367
2008	11.636753	11.308735	-2.82%	50,204
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	23.605239	28.086594	18.98%	21,867
2016	21.063139	23.605239	12.07%	25,076
2015	22.600044	21.063139	-6.80%	30,064
2014	20.342590	22.600044	11.10%	39,264
2013	15.166971	20.342590	34.12%	40,872
2012	13.385756	15.166971	13.31%	48,641
2011	13.145746	13.385756	1.83%	53,352
2010	11.662225	13.145746	12.72%	64,295
2009	10.000143	11.662225	16.62%	67,731
2008	15.481418	10.000143	-35.41%	76,401

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	15.705701	20.350125	29.57%	0
2016	16.829317	15.705701	-6.68%	0
2015	16.914112	16.829317	-0.50%	0
2014	18.126409	16.914112	-6.69%	0
2013	14.995239	18.126409	20.88%	0
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
2009	9.763830	12.897322	32.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.671271	26.109891	10.30%	4,413
2016	19.510839	23.671271	21.32%	6,495
2015	20.045018	19.510839	-2.66%	4,049
2014	17.435319	20.045018	14.97%	11,639
2013	13.569443	17.435319	28.49%	8,957
2012	11.812813	13.569443	14.87%	8,540
2011	12.045576	11.812813	-1.93%	15,519
2010	10.228588	12.045576	17.76%	12,744
2009	7.971125	10.228588	28.32%	13,042
2008	10.670055	7.971125	-25.29%	9,126
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	36.671875	39.382654	7.39%	0
2016	30.822335	36.671875	18.98%	0
2015	32.473873	30.822335	-5.09%	0
2014	29.081091	32.473873	11.67%	0
2013	22.356209	29.081091	30.08%	0
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
2009	14.941148	17.685118	18.37%	197,603
2008	20.663458	14.941148	-27.69%	227,668
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.198454	12.882530	15.04%	1,246
2016	9.770712	11.198454	14.61%	553
2015*	10.000000	9.770712	-2.29%	240
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.415441	17.310125	12.29%	9,255
2016	15.037839	15.415441	2.51%	13,451
2015	15.382175	15.037839	-2.24%	16,032
2014	15.281611	15.382175	0.66%	16,312
2013	13.525237	15.281611	12.99%	16,243
2012	12.455436	13.525237	8.59%	23,171
2011	13.089237	12.455436	-4.84%	19,125
2010	12.076097	13.089237	8.39%	17,685
2009*	10.000000	12.076097	20.76%	23,356

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.276071	10.866287	5.74%	2,304
2016	9.223440	10.276071	11.41%	998
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.914560	10.104882	1.92%	5,496
2016	9.798751	9.914560	1.18%	4,339
2015*	10.000000	9.798751	-2.01%	3,266
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.210727	2.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.263164	16.845179	10.36%	1,970
2016	11.790622	15.263164	29.45%	3,177
2015	12.764772	11.790622	-7.63%	1,790
2014	12.238726	12.764772	4.30%	2,144
2013*	10.000000	12.238726	22.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.929891	13.553128	13.61%	2,209
2016	10.486380	11.929891	13.77%	1,328
2015	10.893224	10.486380	-3.73%	1,229
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.017046	33.319567	11.00%	21,090
2016	24.176142	30.017046	24.16%	9,192
2015	25.066101	24.176142	-3.55%	9,595
2014	24.146713	25.066101	3.81%	11,384
2013	17.377168	24.146713	38.96%	13,657
2012	15.204228	17.377168	14.29%	20,710
2011	15.310131	15.204228	-0.69%	23,229
2010	12.321501	15.310131	24.26%	24,601
2009	9.979863	12.321501	23.46%	23,629
2008	14.628661	9.979863	-31.78%	32,349
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	24.179103	29.020882	20.02%	144,808
2016	21.918355	24.179103	10.31%	165,707
2015	21.952767	21.918355	-0.16%	191,142
2014	19.599525	21.952767	12.01%	214,528
2013	15.032842	19.599525	30.38%	197,917
2012	13.153502	15.032842	14.29%	213,317
2011	13.074179	13.153502	0.61%	256,702
2010	11.528882	13.074179	13.40%	312,195
2009	9.241214	11.528882	24.76%	348,753
2008	14.888051	9.241214	-37.93%	400,954

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.586223	22.307955	13.90%	17,656
2016	17.969428	19.586223	9.00%	26,107
2015	18.797419	17.969428	-4.40%	33,097
2014	16.778230	18.797419	12.03%	44,355
2013	12.647026	16.778230	32.67%	45,581
2012	11.437824	12.647026	10.57%	50,349
2011	11.478851	11.437824	-0.36%	53,138
2010	10.124093	11.478851	13.38%	64,302
2009	7.664898	10.124093	32.08%	70,949
2008	11.836884	7.664898	-35.25%	75,518
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	22.283775	28.020852	25.75%	22,075
2016	20.912177	22.283775	6.56%	25,961
2015	21.712874	20.912177	-3.69%	31,505
2014	20.341736	21.712874	6.74%	33,820
2013	17.009549	20.341736	19.59%	34,531
2012	15.598402	17.009549	9.05%	52,904
2011	14.489599	15.598402	7.65%	45,624
2010	12.723920	14.489599	13.88%	43,051
2009	10.513296	12.723920	21.03%	55,355
2008	15.112442	10.513296	-30.43%	65,717
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.377031	18.246765	26.92%	0
2016	14.772121	14.377031	-2.67%	0
2015	15.377517	14.772121	-3.94%	0
2014	17.172676	15.377517	-10.45%	0
2013	14.138899	17.172676	21.46%	0
2012	12.708609	14.138899	11.25%	0
2011	15.786778	12.708609	-19.50%	0
2010	15.304658	15.786778	3.15%	0
2009	11.833229	15.304658	29.34%	0
2008	19.118502	11.833229	-38.11%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	18.910216	23.283426	23.13%	0
2016	16.356645	18.910216	15.61%	0
2015	16.949619	16.356645	-3.50%	0
2014	16.894821	16.949619	0.32%	0
2013	11.517152	16.894821	46.69%	342
2012	9.673959	11.517152	19.05%	479
2011	11.370565	9.673959	-14.92%	450
2010	8.779560	11.370565	29.51%	382
2009	7.054024	8.779560	24.46%	1,249
2008	11.446590	7.054024	-38.37%	329

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.429782	10.654334	2.15%	5,121
2016	9.694221	10.429782	7.59%	6,923
2015	9.915306	9.694221	-2.23%	3,662
2014*	10.000000	9.915306	-0.85%	2,525
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	18.347719	18.850185	2.74%	58,939
2016	17.894987	18.347719	2.53%	61,546
2015	18.165733	17.894987	-1.49%	72,809
2014	17.723414	18.165733	2.50%	88,036
2013	17.763915	17.723414	-0.23%	92,844
2012	16.395358	17.763915	8.35%	102,238
2011	16.233427	16.395358	1.00%	115,268
2010	15.150425	16.233427	7.15%	132,167
2009	12.738951	15.150425	18.93%	142,387
2008	13.914256	12.738951	-8.45%	159,844
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.610876	16.303201	11.58%	0
2016	14.053637	14.610876	3.97%	0
2015	14.276053	14.053637	-1.56%	0
2014	13.854186	14.276053	3.05%	0
2013	12.372536	13.854186	11.98%	2,974
2012	11.218584	12.372536	10.29%	2,599
2011	11.392659	11.218584	-1.53%	2,599
2010	10.233376	11.392659	11.33%	3,929
2009	8.346893	10.233376	22.60%	28,731
2008	11.281660	8.346893	-26.01%	35,705
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.574748	16.763739	15.02%	3,044
2016	13.917749	14.574748	4.72%	3,044
2015	14.145760	13.917749	-1.61%	3,044
2014	13.686452	14.145760	3.36%	695
2013	11.952644	13.686452	14.51%	10,623
2012	10.693965	11.952644	11.77%	11,216
2011	10.952229	10.693965	-2.36%	16,872
2010	9.684552	10.952229	13.09%	19,025
2009	7.615645	9.684552	27.17%	16,190
2008	11.461372	7.615645	-33.55%	4,889

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.849704	17.717444	19.31%	988
2016	14.116734	14.849704	5.19%	988
2015	14.343602	14.116734	-1.58%	3,614
2014	13.851778	14.343602	3.55%	3,515
2013	11.545204	13.851778	19.98%	5,842
2012	10.124218	11.545204	14.04%	5,591
2011	10.536181	10.124218	-3.91%	4,823
2010	9.197845	10.536181	14.55%	6,050
2009	7.088246	9.197845	29.76%	6,050
2008	11.591849	7.088246	-38.85%	10,852
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.438774	11.970018	14.67%	0
2016*	10.000000	10.438774	4.39%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	34.421098	41.389707	20.25%	0
2016	32.300056	34.421098	6.57%	0
2015	32.527464	32.300056	-0.70%	0
2014	29.458225	32.527464	10.42%	0
2013	22.746475	29.458225	29.51%	0
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
2009	13.295440	17.811784	33.97%	301,448
2008	23.462203	13.295440	-43.33%	330,130
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2017	10.987238	10.549155	-3.99%	4,346
2016	8.333626	10.987238	31.84%	4,015
2015	10.648894	8.333626	-21.74%	4,242
2014	12.361897	10.648894	-13.86%	3,904
2013	10.083588	12.361897	22.59%	6,131
2012	9.749927	10.083588	3.42%	6,599
2011	10.414615	9.749927	-6.38%	10,443
2010	8.850802	10.414615	17.67%	16,597
2009	6.073480	8.850802	45.73%	16,723
2008	13.489422	6.073480	-54.98%	13,858
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2017	18.079209	17.358352	-3.99%	2,495
2016	13.712768	18.079209	31.84%	4,108
2015	17.522479	13.712768	-21.74%	3,875
2014	20.341203	17.522479	-13.86%	5,381
2013	16.592312	20.341203	22.59%	6,423
2012	16.043285	16.592312	3.42%	10,327
2011	17.137015	16.043285	-6.38%	13,939
2010	14.563801	17.137015	17.67%	15,381
2009	9.993789	14.563801	45.73%	20,879
2008	22.196567	9.993789	-54.98%	19,650

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.502906	28.409833	11.40%	94,985
2016	21.903475	25.502906	16.43%	103,681
2015	23.126290	21.903475	-5.29%	113,659
2014	21.555222	23.126290	7.29%	131,318
2013	17.051501	21.555222	26.41%	148,066
2012	14.735197	17.051501	15.72%	184,780
2011	14.794276	14.735197	-0.40%	214,494
2010	13.017361	14.794276	13.65%	243,676
2009	10.137667	13.017361	28.41%	264,165
2008	17.918117	10.137667	-43.42%	296,199
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.265944	12.973652	15.16%	0
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	18.045075	23.950455	32.73%	0
2016	18.227855	18.045075	-1.00%	0
2015	17.499367	18.227855	4.16%	0
2014	15.807666	17.499367	10.70%	0
2013	11.618475	15.807666	36.06%	0
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0
2009	5.554807	7.993274	43.90%	36,823
2008	12.517484	5.554807	-55.62%	48,360
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	22.426919	29.899648	33.32%	97,447
2016	22.549120	22.426919	-0.54%	108,330
2015	21.330209	22.549120	5.71%	128,651
2014	19.426706	21.330209	9.80%	151,589
2013	14.443460	19.426706	34.50%	159,497
2012	12.769356	14.443460	13.11%	187,815
2011	12.912423	12.769356	-1.11%	208,670
2010	10.540147	12.912423	22.51%	248,831
2009	8.329103	10.540147	26.55%	290,936
2008	15.985215	8.329103	-47.89%	329,687
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.619455	18.630144	5.74%	19,477
2016	15.599814	17.619455	12.95%	29,660
2015	16.413764	15.599814	-4.96%	30,508
2014	16.444824	16.413764	-0.19%	18,516
2013	15.729084	16.444824	4.55%	21,574
2012	13.948535	15.729084	12.77%	24,563
2011	13.591116	13.948535	2.63%	32,404
2010	12.095392	13.591116	12.37%	45,444
2009	8.519187	12.095392	41.98%	56,726
2008	11.512518	8.519187	-26.00%	58,049

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.654384	15.073476	2.86%	43,732
2016	14.182995	14.654384	3.32%	45,922
2015	14.464613	14.182995	-1.95%	52,354
2014	13.850724	14.464613	4.43%	48,678
2013	14.296186	13.850724	-3.12%	46,722
2012	13.687953	14.296186	4.44%	53,506
2011	12.928768	13.687953	5.87%	53,486
2010	12.158698	12.928768	6.33%	64,804
2009	10.644234	12.158698	14.23%	95,560
2008	11.152038	10.644234	-4.55%	87,163
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.892817	21.328104	19.20%	8,041
2016	16.161144	17.892817	10.72%	9,729
2015	16.614914	16.161144	-2.73%	14,648
2014	15.843519	16.614914	4.87%	14,201
2013	11.791629	15.843519	34.36%	14,720
2012	10.406269	11.791629	13.31%	21,037
2011	11.802633	10.406269	-11.83%	57,027
2010	9.286425	11.802633	27.10%	86,287
2009	6.716375	9.286425	38.27%	81,922
2008	11.243766	6.716375	-40.27%	66,790
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.358771	21.018070	28.48%	16,180
2016	17.459471	16.358771	-6.30%	16,722
2015	17.084160	17.459471	2.20%	19,496
2014	18.837764	17.084160	-9.31%	3,472
2013	14.631535	18.837764	28.75%	3,856
2012	12.292184	14.631535	19.03%	5,637
2011	15.038362	12.292184	-18.26%	6,978
2010	13.477523	15.038362	11.58%	8,095
2009	10.794322	13.477523	24.86%	10,057
2008	19.473097	10.794322	-44.57%	7,090
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.203512	2.04%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.503648	27.669575	17.72%	4,669
2016	21.739709	23.503648	8.11%	5,272
2015	22.708605	21.739709	-4.27%	5,396
2014	21.553598	22.708605	5.36%	6,968
2013	16.732169	21.553598	28.82%	8,589
2012	13.331454	16.732169	25.51%	9,988
2011	14.810348	13.331454	-9.99%	14,261
2010	11.860125	14.810348	24.88%	23,141
2009	7.630562	11.860125	55.43%	22,959
2008	15.826899	7.630562	-51.79%	25,361

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.152081	14.543938	10.58%	1,770
2016	11.767143	13.152081	11.77%	3,565
2015	12.705533	11.767143	-7.39%	3,845
2014	12.510067	12.705533	1.56%	4,332
2013	10.235367	12.510067	22.22%	2,848
2012	8.987230	10.235367	13.89%	6,718
2011	9.243283	8.987230	-2.77%	9,527
2010	8.489692	9.243283	8.88%	10,858
2009	6.600419	8.489692	28.62%	7,443
2008*	10.000000	6.600419	-34.00%	1,921
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.935547	17.259147	8.31%	14,090
2016	14.152107	15.935547	12.60%	16,972
2015	15.418968	14.152107	-8.22%	20,810
2014	14.925220	15.418968	3.31%	24,387
2013	13.264831	14.925220	12.52%	23,853
2012	11.924398	13.264831	11.24%	27,858
2011	11.793823	11.924398	1.11%	34,224
2010	10.599753	11.793823	11.27%	40,244
2009	7.916115	10.599753	33.90%	45,369
2008	11.396036	7.916115	-30.54%	48,151
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	29.104411	31.803104	9.27%	16,976
2016	22.637907	29.104411	28.56%	5,251
2015	24.752989	22.637907	-8.54%	7,137
2014	24.924006	24.752989	-0.69%	8,110
2013	18.525896	24.924006	34.54%	8,516
2012	15.847002	18.525896	16.90%	11,375
2011	16.674194	15.847002	-4.96%	19,412
2010	13.168615	16.674194	26.62%	26,409
2009	10.324935	13.168615	27.54%	25,826
2008	15.609664	10.324935	-33.86%	10,520
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.609093	11.937317	38.66%	4,446
2016	7.423056	8.609093	15.98%	4,983
2015	9.349959	7.423056	-20.61%	5,210
2014*	10.000000	9.349959	-6.50%	6,185

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.957578	19.596446	15.56%	0
2016	15.975127	16.957578	6.15%	0
2015	17.266594	15.975127	-7.48%	0
2014	19.621318	17.266594	-12.00%	0
2013	16.118294	19.621318	21.73%	0
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
2009	10.692415	14.501577	35.62%	0
2008	18.117537	10.692415	-40.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2017	8.464802	9.754712	15.24%	0
2016	7.997795	8.464802	5.84%	0
2015	8.661401	7.997795	-7.66%	0
2014*	10.000000	8.661401	-13.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2017	17.031725	19.627107	15.24%	1,382
2016	16.092078	17.031725	5.84%	1,431
2015	17.427292	16.092078	-7.66%	1,871
2014	19.858524	17.427292	-12.24%	3,130
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.607179	9.670112	0.66%	14,646
2016	9.450748	9.607179	1.66%	13,528
2015	10.000913	9.450748	-5.50%	17,897
2014*	10.000000	10.000913	0.01%	20,034
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.125418	10.366617	2.38%	107
2016	10.303072	10.125418	-1.72%	107
2015	10.244085	10.303072	0.58%	107
2014	9.911900	10.244085	3.35%	444
2013*	10.000000	9.911900	-0.88%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.827971	14.575604	13.62%	0
2016	11.768783	12.827971	9.00%	0
2015	11.997678	11.768783	-1.91%	0
2014	11.570537	11.997678	3.69%	0
2013	9.822651	11.570537	17.79%	0
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0
2009	7.598272	8.983675	18.23%	0
2008	12.488321	7.598272	-39.16%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.533547	19.124165	23.12%	0
2016	14.476943	15.533547	7.30%	0
2015	14.671854	14.476943	-1.33%	0
2014	13.142529	14.671854	11.64%	0
2013	10.196757	13.142529	28.89%	0
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
2009	5.414553	7.697481	42.16%	0
2008	9.133395	5.414553	-40.72%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.669051	17.699999	12.96%	0
2016	14.689508	15.669051	6.67%	0
2015	14.859525	14.689508	-1.14%	0
2014	14.101351	14.859525	5.38%	0
2013	12.489979	14.101351	12.90%	0
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
2009	8.292904	10.288057	24.06%	0
2008	11.535600	8.292904	-28.11%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.282138	20.721777	13.34%	0
2016	15.086136	18.282138	21.19%	0
2015	16.030649	15.086136	-5.89%	0
2014	15.085376	16.030649	6.27%	0
2013	11.467591	15.085376	31.55%	0
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
2009	7.037023	9.242888	31.35%	0
2008	11.573519	7.037023	-39.20%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.977100	19.908751	4.91%	0
2016	16.352028	18.977100	16.05%	0
2015	17.240438	16.352028	-5.15%	0
2014	17.030580	17.240438	1.23%	0
2013	16.060493	17.030580	6.04%	0
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0
2009	7.376075	12.583027	70.59%	0
2008	10.667618	7.376075	-30.86%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.305948	22.842528	2.41%	0
2016	17.840784	22.305948	25.03%	0
2015	19.347066	17.840784	-7.79%	0
2014	19.866404	19.347066	-2.61%	0
2013	14.706644	19.866404	35.08%	0
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
2009	7.137877	10.991151	53.98%	0
2008	11.769787	7.137877	-39.35%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.181981	22.662579	12.29%	0
2016	16.123118	20.181981	25.17%	0
2015	17.517329	16.123118	-7.96%	0
2014	17.578546	17.517329	-0.35%	0
2013	13.351720	17.578546	31.66%	0
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
2009	7.643819	10.863984	42.13%	0
2008	10.820751	7.643819	-29.36%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.857386	20.373047	20.86%	0
2016	15.045756	16.857386	12.04%	0
2015	15.436018	15.045756	-2.53%	0
2014	14.366934	15.436018	7.44%	0
2013	10.293602	14.366934	39.57%	0
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
2009	5.627160	7.512565	33.51%	0
2008	10.797685	5.627160	-47.89%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.740626	20.224381	28.49%	0
2016	14.660778	15.740626	7.37%	0
2015	14.073666	14.660778	4.17%	0
2014	12.367371	14.073666	13.80%	0
2013	9.763390	12.367371	26.67%	0
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0
2009	6.234253	8.205251	31.62%	0
2008	10.032335	6.234253	-37.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	15.002647	18.866526	25.75%	1,457
2016	14.855151	15.002647	0.99%	0
2015	14.325921	14.855151	3.69%	0
2014	13.378193	14.325921	7.08%	0
2013	9.667308	13.378193	38.39%	0
2012*	10.000000	9.667308	-3.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.827716	18.600478	25.44%	0
2016	14.718047	14.827716	0.75%	0
2015	14.228486	14.718047	3.44%	0
2014	13.320486	14.228486	6.82%	0
2013	9.649123	13.320486	38.05%	0
2012*	10.000000	9.649123	-3.51%	1,862
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	20.326931	22.718251	11.76%	0
2016	18.667515	20.326931	8.89%	0
2015	20.061398	18.667515	-6.95%	0
2014	18.785066	20.061398	6.79%	0
2013	14.717913	18.785066	27.63%	0
2012	13.087783	14.717913	12.46%	0
2011	13.261497	13.087783	-1.31%	0
2010	12.257965	13.261497	8.19%	0
2009	9.675244	12.257965	26.69%	0
2008	14.025385	9.675244	-31.02%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.817670	16.247179	9.65%	1,033
2016	13.033419	14.817670	13.69%	1,033
2015	13.508251	13.033419	-3.52%	1,033
2014	12.545800	13.508251	7.67%	1,033
2013	10.148784	12.545800	23.62%	1,033
2012	9.129416	10.148784	11.17%	1,860
2011*	10.000000	9.129416	-8.71%	1,860

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.885737	14.385636	11.64%	0
2016	12.787560	12.885737	0.77%	0
2015	13.143994	12.787560	-2.71%	0
2014	11.612550	13.143994	13.19%	0
2013	11.448910	11.612550	1.43%	0
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
2009	6.503145	8.446471	29.88%	0
2008	11.897525	6.503145	-45.34%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.514444	22.321201	14.38%	0
2016	22.318792	19.514444	-12.56%	0
2015	21.908348	22.318792	1.87%	0
2014	18.539153	21.908348	18.17%	0
2013	13.358096	18.539153	38.79%	0
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
2009	8.314688	10.483045	26.08%	0
2008	11.796042	8.314688	-29.51%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	21.707954	26.368515	21.47%	0
2016	22.081703	21.707954	-1.69%	0
2015	22.897797	22.081703	-3.56%	0
2014	23.111053	22.897797	-0.92%	0
2013	19.664621	23.111053	17.53%	0
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
2009	12.574092	16.792972	33.55%	0
2008	21.357862	12.574092	-41.13%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.732205	15.548142	13.22%	0
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.852060	16.708274	20.62%	914
2016	13.947092	13.852060	-0.68%	1,212
2015	13.978025	13.947092	-0.22%	329
2014	13.143955	13.978025	6.35%	263
2013	9.743742	13.143955	34.90%	263
2012*	10.000000	9.743742	-2.56%	263

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.323163	29.577118	16.80%	985
2016	26.318756	25.323163	-3.78%	2,500
2015	29.079007	26.318756	-9.49%	2,667
2014	31.083721	29.079007	-6.45%	4,186
2013	25.155125	31.083721	23.57%	4,823
2012	21.375327	25.155125	17.68%	4,839
2011	23.326248	21.375327	-8.36%	5,344
2010	21.735727	23.326248	7.32%	23,233
2009*	10.000000	21.735727	23.48%	13,628
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.340933	28.803320	5.35%	2,560
2016	23.828947	27.340933	14.74%	2,657
2015	25.809483	23.828947	-7.67%	4,354
2014	25.647679	25.809483	0.63%	5,486
2013	23.504483	25.647679	9.12%	5,549
2012	20.062784	23.504483	17.15%	3,890
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.507922	29.458823	25.31%	861
2016	22.432763	23.507922	4.79%	861
2015	24.110318	22.432763	-6.96%	866
2014	22.634322	24.110318	6.52%	528
2013	17.639780	22.634322	28.31%	595
2012	15.730501	17.639780	12.14%	433
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.882141	10.086152	2.06%	0
2016	9.789400	9.882141	0.95%	0
2015*	10.000000	9.789400	-2.11%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.834894	21.611950	28.38%	87,691
2016	16.722585	16.834894	0.67%	92,935
2015	15.128346	16.722585	10.54%	112,480
2014	14.123878	15.128346	7.11%	138,512
2013	10.927524	14.123878	29.25%	147,179
2012	8.934517	10.927524	22.31%	172,052
2011	9.722280	8.934517	-8.10%	188,930
2010	9.246199	9.722280	5.15%	238,312
2009	6.412493	9.246199	44.19%	263,267
2008	11.660629	6.412493	-45.01%	282,050

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.915641	12.759026	43.11%	87,630
2016	7.929785	8.915641	12.43%	96,967
2015	7.673668	7.929785	3.34%	113,556
2014	7.106516	7.673668	7.98%	124,001
2013	5.315315	7.106516	33.70%	138,363
2012	4.517653	5.315315	17.66%	151,860
2011	5.008333	4.517653	-9.80%	63,235
2010	4.077032	5.008333	22.84%	72,394
2009	2.631430	4.077032	54.94%	76,526
2008	4.756180	2.631430	-44.67%	94,056
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.521649	13.591287	29.17%	89,416
2016	11.420503	10.521649	-7.87%	100,836
2015	12.681636	11.420503	-9.94%	112,063
2014	14.610236	12.681636	-13.20%	119,671
2013	12.946237	14.610236	12.85%	126,801
2012	11.583679	12.946237	11.76%	145,022
2011	17.336409	11.583679	-33.18%	53,097
2010	14.042580	17.336409	23.46%	66,101
2009	7.941109	14.042580	76.83%	74,550
2008	16.834173	7.941109	-52.83%	87,666
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	27.970024	31.423374	12.35%	10,190
2016	24.694230	27.970024	13.27%	10,889
2015	25.688942	24.694230	-3.87%	11,118
2014	22.599898	25.688942	13.67%	12,509
2013	17.298299	22.599898	30.65%	13,324
2012	14.552443	17.298299	18.87%	12,838
2011	14.424564	14.552443	0.89%	11,667
2010	11.831936	14.424564	21.91%	13,035
2009	9.456972	11.831936	25.11%	12,321
2008	14.338267	9.456972	-34.04%	18,219
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.904239	11.240118	26.23%	1,181
2016	7.465339	8.904239	19.27%	650
2015	9.456461	7.465339	-21.06%	0
2014*	10.000000	9.456461	-5.44%	1,227
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.977646	10.233969	2.57%	0
2016*	10.000000	9.977646	-0.22%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.532126	16.882342	24.76%	175
2016	12.594771	13.532126	7.44%	188
2015	13.033871	12.594771	-3.37%	203
2014	14.268194	13.033871	-8.65%	402
2013	10.231480	14.268194	39.45%	706
2012*	10.000000	10.231480	2.31%	4,278
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.750615	29.841284	15.89%	12,231
2016	22.918451	25.750615	12.36%	13,797
2015	23.427382	22.918451	-2.17%	11,001
2014	21.527618	23.427382	8.82%	11,782
2013	16.077205	21.527618	33.90%	17,853
2012	14.049748	16.077205	14.43%	14,611
2011	14.293898	14.049748	-1.71%	17,678
2010	13.014934	14.293898	9.83%	24,137
2009	10.763214	13.014934	20.92%	26,791
2008	16.205840	10.763214	-33.58%	12,636
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.182242	20.266444	25.24%	8,299
2016	15.780344	16.182242	2.55%	8,487
2015	15.030159	15.780344	4.99%	6,878
2014	15.049946	15.030159	-0.13%	9,679
2013	11.940664	15.049946	26.04%	9,022
2012	10.430445	11.940664	14.48%	4,921
2011	10.753310	10.430445	-3.00%	1,965
2010*	10.000000	10.753310	7.53%	79
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.385920	14.044326	4.92%	4,562
2016	12.774269	13.385920	4.79%	4,634
2015	13.020750	12.774269	-1.89%	4,696
2014	12.225259	13.020750	6.51%	4,106
2013	12.419364	12.225259	-1.56%	144
2012	11.492067	12.419364	8.07%	1,598
2011	11.015043	11.492067	4.33%	7,353
2010	10.410626	11.015043	5.81%	11,766
2009	9.615032	10.410626	8.27%	12,032
2008	10.843289	9.615032	-11.33%	31,629

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	46.263388	50.122841	8.34%	990
2016	42.374863	46.263388	9.18%	1,123
2015	43.395401	42.374863	-2.35%	1,148
2014	42.694833	43.395401	1.64%	1,211
2013	47.381061	42.694833	-9.89%	1,547
2012	40.676240	47.381061	16.48%	2,009
2011	38.483287	40.676240	5.70%	2,558
2010	35.509855	38.483287	8.37%	3,144
2009	27.616445	35.509855	28.58%	3,375
2008	32.892265	27.616445	-16.04%	4,732
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.342310	10.383174	11.14%	1,948
2016	8.228643	9.342310	13.53%	2,005
2015*	10.000000	8.228643	-17.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.164575	18.534535	14.66%	0
2016	15.504019	16.164575	4.26%	0
2015	16.772964	15.504019	-7.57%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.936896	19.655909	16.05%	0
2016	15.450514	16.936896	9.62%	0
2015	16.854032	15.450514	-8.33%	0
2014	17.427067	16.854032	-3.29%	111
2013	13.377434	17.427067	30.27%	106
2012	11.047488	13.377434	21.09%	138
2011	11.289892	11.047488	-2.15%	1,092
2010*	10.000000	11.289892	12.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.699351	27.580738	7.32%	84,347
2016	21.607502	25.699351	18.94%	97,088
2015	22.858332	21.607502	-5.47%	99,503
2014	20.463168	22.858332	11.70%	127,671
2013	15.710602	20.463168	30.25%	140,015
2012	13.875428	15.710602	13.23%	175,277
2011	13.960429	13.875428	-0.61%	223,197
2010	12.459482	13.960429	12.05%	258,742
2009*	10.000000	12.459482	24.59%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.828675	18.100041	14.35%	29,552
2016	14.705080	15.828675	7.64%	26,325
2015	14.746106	14.705080	-0.28%	25,998
2014	14.222958	14.746106	3.68%	22,054
2013	11.682668	14.222958	21.74%	31,611
2012	10.224031	11.682668	14.27%	26,418
2011	10.257868	10.224031	-0.33%	30,094
2010	9.273251	10.257868	10.62%	31,736
2009	7.609027	9.273251	21.87%	48,927
2008	10.972607	7.609027	-30.65%	27,205
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.818807	12.046327	1.93%	7,561
2016	11.658989	11.818807	1.37%	7,651
2015	11.833908	11.658989	-1.48%	8,354
2014	11.415393	11.833908	3.67%	7,614
2013	11.865284	11.415393	-3.79%	7,824
2012	11.447284	11.865284	3.65%	8,857
2011	10.964216	11.447284	4.41%	14,961
2010	10.475482	10.964216	4.67%	19,823
2009	9.458857	10.475482	10.75%	19,636
2008	10.627782	9.458857	-11.00%	28,519
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.235323	20.997902	29.33%	15,199
2016	16.409556	16.235323	-1.06%	15,421
2015	15.596771	16.409556	5.21%	18,709
2014	15.509504	15.596771	0.56%	20,430
2013	12.208952	15.509504	27.03%	28,944
2012	10.127105	12.208952	20.56%	25,330
2011	11.307734	10.127105	-10.44%	30,383
2010	10.288170	11.307734	9.91%	42,011
2009	7.357433	10.288170	39.83%	51,774
2008	12.142021	7.357433	-39.41%	46,963
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.882600	21.306564	26.20%	11,941
2016	15.674978	16.882600	7.70%	14,346
2015	14.914799	15.674978	5.10%	22,410
2014	13.976162	14.914799	6.72%	28,955
2013	10.919651	13.976162	27.99%	29,739
2012	9.419098	10.919651	15.93%	35,968
2011	10.007247	9.419098	-5.88%	34,659
2010	8.573945	10.007247	16.72%	52,973
2009	6.256195	8.573945	37.05%	46,869
2008	11.356722	6.256195	-44.91%	37,104

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.821641	17.846319	20.41%	11,531
2016	13.510758	14.821641	9.70%	19,768
2015	13.534704	13.510758	-0.18%	18,051
2014	12.434315	13.534704	8.85%	17,023
2013	9.469669	12.434315	31.31%	22,512
2012	8.192020	9.469669	15.60%	16,197
2011	8.485198	8.192020	-3.46%	7,853
2010	7.742763	8.485198	9.59%	7,100
2009	5.999507	7.742763	29.06%	3,625
2008	9.809470	5.999507	-38.84%	2,448
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	21.446104	24.990150	16.53%	11,993
2016	18.421715	21.446104	16.42%	12,551
2015	19.908964	18.421715	-7.47%	16,519
2014	18.467794	19.908964	7.80%	22,957
2013	13.787567	18.467794	33.95%	20,583
2012	11.786225	13.787567	16.98%	18,915
2011	12.219243	11.786225	-3.54%	26,361
2010	10.688060	12.219243	14.33%	29,685
2009	8.419634	10.688060	26.94%	28,493
2008	13.532052	8.419634	-37.78%	36,143
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.094294	11.806034	16.96%	0
2016*	10.000000	10.094294	0.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.275390	24.538337	5.43%	28,444
2016	20.646433	23.275390	12.73%	32,573
2015	21.467512	20.646433	-3.82%	35,188
2014	21.198613	21.467512	1.27%	40,755
2013	20.049030	21.198613	5.73%	10,938
2012	17.723460	20.049030	13.12%	14,322
2011	17.287312	17.723460	2.52%	18,466
2010	15.470945	17.287312	11.74%	21,709
2009	10.730712	15.470945	44.17%	24,225
2008	15.090339	10.730712	-28.89%	26,958
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.632721	18.041900	23.30%	23,162
2016	13.043254	14.632721	12.19%	26,335
2015	13.352528	13.043254	-2.32%	38,847
2014	12.684429	13.352528	5.27%	47,299
2013	8.931281	12.684429	42.02%	57,175
2012	7.734260	8.931281	15.48%	69,212
2011	8.861580	7.734260	-12.72%	98,180
2010	7.762224	8.861580	14.16%	123,383
2009	5.138900	7.762224	51.05%	151,913
2008*	10.000000	5.138900	-48.61%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.014189	13.570029	23.20%	0
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.377215	19.184259	17.14%	9,039
2016	15.061002	16.377215	8.74%	9,963
2015	15.301201	15.061002	-1.57%	12,242
2014	14.009506	15.301201	9.22%	13,210
2013	10.223501	14.009506	37.03%	13,382
2012	9.285484	10.223501	10.10%	14,779
2011	9.711597	9.285484	-4.39%	16,702
2010	7.957915	9.711597	22.04%	22,264
2009	6.126637	7.957915	29.89%	32,989
2008*	10.000000	6.126637	-38.73%	38,120
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	11,213
2014	12.487438	12.885875	3.19%	11,213
2013	9.766700	12.487438	27.86%	11,213
2012	8.515135	9.766700	14.70%	11,213
2011	9.210181	8.515135	-7.55%	11,213
2010	8.113295	9.210181	13.52%	11,213
2009	6.359322	8.113295	27.58%	11,213
2008*	10.000000	6.359322	-36.41%	11,213
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.036575	14.425574	10.65%	29,921
2016	12.441203	13.036575	4.79%	21,164
2015	12.733574	12.441203	-2.30%	26,499
2014	12.363447	12.733574	2.99%	33,722
2013	10.919428	12.363447	13.22%	34,001
2012	9.956667	10.919428	9.67%	35,637
2011	10.219895	9.956667	-2.58%	35,637
2010	9.373787	10.219895	9.03%	54,087
2009	7.922177	9.373787	18.32%	13,232
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.400962	15.325623	14.36%	32,325
2016	12.644349	13.400962	5.98%	25,028
2015	12.976824	12.644349	-2.56%	37,411
2014	12.551484	12.976824	3.39%	37,146
2013	10.483128	12.551484	19.73%	37,565
2012	9.341674	10.483128	12.22%	42,338
2011	9.797479	9.341674	-4.65%	31,835
2010	8.827775	9.797479	10.98%	1,378
2009	7.199765	8.827775	22.61%	4,545
2008*	10.000000	7.199765	-28.00%	4,545

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.157004	12.768814	5.03%	30,948
2016	11.767640	12.157004	3.31%	32,016
2015	12.004692	11.767640	-1.97%	33,505
2014	11.764140	12.004692	2.04%	58,413
2013	11.353027	11.764140	3.62%	68,354
2012	10.695079	11.353027	6.15%	85,056
2011	10.679483	10.695079	0.15%	58,892
2010	10.126015	10.679483	5.47%	12,829
2009	9.072864	10.126015	11.61%	12,696
2008*	10.000000	9.072864	-9.27%	10,991
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.779491	12.538999	16.32%	1,085
2016	10.277121	10.779491	4.89%	1,133
2015	10.940757	10.277121	-6.07%	1,183
2014	10.968090	10.940757	-0.25%	1,240
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.252104	14.915027	12.55%	59,205
2016	12.572145	13.252104	5.41%	53,174
2015	12.868444	12.572145	-2.30%	65,743
2014	12.461811	12.868444	3.26%	86,150
2013	10.712256	12.461811	16.33%	73,710
2012	9.653974	10.712256	10.96%	60,569
2011	10.009410	9.653974	-3.55%	61,134
2010	9.101202	10.009410	9.98%	18,051
2009	7.557700	9.101202	20.42%	17,597
2008*	10.000000	7.557700	-24.42%	18,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.337667	15.551399	16.60%	27,335
2016	12.553092	13.337667	6.25%	28,031
2015	12.906591	12.553092	-2.74%	34,316
2014	12.499753	12.906591	3.25%	34,316
2013	10.185291	12.499753	22.72%	34,316
2012	9.001558	10.185291	13.15%	34,435
2011	9.561977	9.001558	-5.86%	34,316
2010	8.545465	9.561977	11.90%	23,590
2009	6.836576	8.545465	25.00%	696
2008*	10.000000	6.836576	-31.63%	14,626

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.836374	13.929486	8.52%	4,480
2016	12.262919	12.836374	4.68%	13,484
2015	12.551838	12.262919	-2.30%	13,484
2014	12.212196	12.551838	2.78%	16,412
2013	11.117335	12.212196	9.85%	17,006
2012	10.230827	11.117335	8.67%	19,788
2011	10.388154	10.230827	-1.51%	20,331
2010	9.648048	10.388154	7.67%	32,390
2009	8.302301	9.648048	16.21%	23,499
2008*	10.000000	8.302301	-16.98%	32,744
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.857247	13.255223	3.10%	4,078
2016	12.358829	12.857247	4.03%	4,837
2015	12.606058	12.358829	-1.96%	5,950
2014	12.151350	12.606058	3.74%	6,503
2013	12.544963	12.151350	-3.14%	6,404
2012	11.789974	12.544963	6.40%	6,945
2011	11.200187	11.789974	5.27%	8,001
2010	10.594362	11.200187	5.72%	11,397
2009	9.862143	10.594362	7.42%	21,260
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.446822	13.779404	2.47%	4,057
2016	13.177005	13.446822	2.05%	4,149
2015	13.413184	13.177005	-1.76%	4,145
2014	12.950768	13.413184	3.57%	2,036
2013	13.389013	12.950768	-3.27%	2,137
2012	12.657925	13.389013	5.78%	3,764
2011	12.086780	12.657925	4.73%	2,023
2010	11.321157	12.086780	6.76%	884
2009	9.846106	11.321157	14.98%	1,593
2008*	10.000000	9.846106	-1.54%	939
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.095765	11.753006	16.42%	390
2016	9.178071	10.095765	10.00%	0
2015*	10.000000	9.178071	-8.22%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.071983	11.322223	12.41%	362
2016	9.376857	10.071983	7.41%	0
2015*	10.000000	9.376857	-6.23%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	18.888585	26.394860	39.74%	8,436
2016	17.756776	18.888585	6.37%	9,284
2015	21.405645	17.756776	-17.05%	10,255
2014	22.939802	21.405645	-6.69%	11,851
2013	23.058241	22.939802	-0.51%	549
2012	19.920861	23.058241	15.75%	885
2011	25.987329	19.920861	-23.34%	885
2010	22.651951	25.987329	14.72%	1,765
2009	14.045719	22.651951	61.27%	1,814
2008	33.675844	14.045719	-58.29%	3,486
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	16.531661	16.665850	0.81%	69,333
2016	16.617105	16.531661	-0.51%	79,718
2015	16.845772	16.617105	-1.36%	89,377
2014	16.313625	16.845772	3.26%	103,637
2013	17.218431	16.313625	-5.25%	115,276
2012	16.919707	17.218431	1.77%	143,318
2011	15.974347	16.919707	5.92%	180,125
2010	15.438298	15.974347	3.47%	218,062
2009	15.224418	15.438298	1.40%	251,593
2008	14.312279	15.224418	6.37%	330,865
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.962305	10.871270	-0.83%	92,371
2016	11.099837	10.962305	-1.24%	117,122
2015	11.240343	11.099837	-1.25%	116,065
2014	11.382626	11.240343	-1.25%	142,179
2013	11.526704	11.382626	-1.25%	220,373
2012	11.673013	11.526704	-1.25%	224,147
2011	11.820354	11.673013	-1.25%	241,555
2010	11.969960	11.820354	-1.25%	305,840
2009	12.116391	11.969960	-1.21%	358,399
2008	12.022852	12.116391	0.78%	711,188
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.205275	16.620773	25.86%	9,023
2016	13.256784	13.205275	-0.39%	11,096
2015	13.847942	13.256784	-4.27%	14,193
2014	14.086405	13.847942	-1.69%	17,458
2013	12.105864	14.086405	16.36%	2,656
2012	10.604322	12.105864	14.16%	2,871
2011	11.900361	10.604322	-10.89%	3,605
2010	10.637128	11.900361	11.88%	366
2009	8.303713	10.637128	28.10%	377
2008	15.588521	8.303713	-46.73%	518

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.556250	11.745121	22.91%	650
2016	9.626545	9.556250	-0.73%	159
2015	9.885699	9.626545	-2.62%	35
2014	10.671140	9.885699	-7.36%	93
2013	8.929890	10.671140	19.50%	84
2012	7.649968	8.929890	16.73%	16,533
2011	8.888768	7.649968	-13.94%	20,066
2010	8.381156	8.888768	6.06%	12,379
2009	6.599237	8.381156	27.00%	13,954
2008	11.743033	6.599237	-43.80%	16,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.601543	24.094166	16.95%	42,942
2016	19.057304	20.601543	8.10%	45,289
2015	19.493101	19.057304	-2.24%	47,952
2014	18.802482	19.493101	3.67%	114,782
2013	14.963314	18.802482	25.66%	174,935
2012	13.073974	14.963314	14.45%	178,604
2011	13.780903	13.073974	-5.13%	189,000
2010	12.174286	13.780903	13.20%	198,223
2009	9.691703	12.174286	25.62%	245,356
2008	15.540025	9.691703	-37.63%	252,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.125138	17.696609	9.75%	782
2016	15.360583	16.125138	4.98%	816
2015	15.582083	15.360583	-1.42%	852
2014	15.087523	15.582083	3.28%	893
2013	13.470237	15.087523	12.01%	4,053
2012	12.470644	13.470237	8.02%	4,053
2011	12.517421	12.470644	-0.37%	4,053
2010	11.542944	12.517421	8.44%	4,053
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.602127	21.090608	13.38%	955
2016	17.483834	18.602127	6.40%	1,054
2015	17.799825	17.483834	-1.78%	1,154
2014	17.132214	17.799825	3.90%	1,272
2013	14.518698	17.132214	18.00%	4,590
2012	13.098350	14.518698	10.84%	4,259
2011	13.389091	13.098350	-2.17%	4,114
2010	12.102502	13.389091	10.63%	4,114
2009*	10.000000	12.102502	21.03%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.546418	15.181401	4.37%	10,036
2016	14.127681	14.546418	2.96%	16,748
2015	14.268726	14.127681	-0.99%	24,183
2014	13.908266	14.268726	2.59%	30,810
2013	13.435167	13.908266	3.52%	25,467
2012	12.936126	13.435167	3.86%	59,751
2011	12.726522	12.936126	1.65%	54,372
2010	12.170443	12.726522	4.57%	91,673
2009	11.298120	12.170443	7.72%	86,947
2008	12.174397	11.298120	-7.20%	99,598
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.180855	20.275136	11.52%	107,204
2016	17.182993	18.180855	5.81%	111,498
2015	17.458928	17.182993	-1.58%	125,467
2014	16.809029	17.458928	3.87%	184,532
2013	14.595000	16.809029	15.17%	216,924
2012	13.338062	14.595000	9.42%	266,135
2011	13.512010	13.338062	-1.29%	332,502
2010	12.336608	13.512010	9.53%	507,283
2009	10.486186	12.336608	17.65%	500,652
2008	13.826087	10.486186	-24.16%	456,496
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.734348	22.738761	15.22%	69,405
2016	18.421092	19.734348	7.13%	72,545
2015	18.791414	18.421092	-1.97%	84,013
2014	18.130547	18.791414	3.65%	99,647
2013	15.002751	18.130547	20.85%	126,852
2012	13.355371	15.002751	12.33%	155,771
2011	13.817929	13.355371	-3.35%	198,727
2010	12.401149	13.817929	11.42%	267,450
2009	10.095565	12.401149	22.84%	218,247
2008	14.901132	10.095565	-32.25%	275,027

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.630659	17.936146	7.85%	31,028
2016	15.932009	16.630659	4.39%	22,417
2015	16.138611	15.932009	-1.28%	28,506
2014	15.603383	16.138611	3.43%	29,277
2013	14.300081	15.603383	9.11%	32,426
2012	13.403862	14.300081	6.69%	49,194
2011	13.298880	13.403862	0.79%	56,039
2010	12.410250	13.298880	7.16%	91,669
2009	10.969951	12.410250	13.13%	75,828
2008	13.076032	10.969951	-16.11%	89,482
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.253073	30.492394	25.73%	177,782
2016	23.698425	24.253073	2.34%	215,519
2015	22.835403	23.698425	3.78%	229,171
2014	21.254134	22.835403	7.44%	275,283
2013	15.744370	21.254134	35.00%	326,105
2012	13.433936	15.744370	17.20%	388,051
2011	13.914433	13.433936	-3.45%	481,857
2010	12.950830	13.914433	7.44%	581,276
2009*	10.000000	12.950830	29.51%	226
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.292866	11.948737	16.09%	0
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	50.349868	57.568006	14.34%	25,524
2016	42.385692	50.349868	18.79%	27,591
2015	44.038263	42.385692	-3.75%	31,406
2014	40.756306	44.038263	8.05%	33,868
2013	31.020387	40.756306	31.39%	42,739
2012	26.741414	31.020387	16.00%	51,693
2011	27.786191	26.741414	-3.76%	58,561
2010	22.295780	27.786191	24.63%	63,921
2009	16.509748	22.295780	35.05%	79,168
2008	26.314008	16.509748	-37.26%	101,850

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	19.572672	20.552466	5.01%	15,132
2016	18.242369	19.572672	7.29%	16,803
2015	19.023112	18.242369	-4.10%	17,320
2014	18.543732	19.023112	2.59%	23,718
2013	18.992008	18.543732	-2.36%	25,905
2012	17.134094	18.992008	10.84%	29,294
2011	16.438470	17.134094	4.23%	29,767
2010	15.052787	16.438470	9.21%	60,921
2009	12.255431	15.052787	22.83%	116,800
2008	15.005176	12.255431	-18.33%	60,887
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.309957	21.499887	24.21%	29,176
2016	17.908462	17.309957	-3.34%	33,480
2015	18.224700	17.908462	-1.74%	36,980
2014	18.643348	18.224700	-2.25%	38,496
2013	15.556096	18.643348	19.85%	0
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
2009*	10.000000	13.465073	34.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.791430	10.672168	21.39%	3,698
2016	8.460321	8.791430	3.91%	4,732
2015	9.029687	8.460321	-6.31%	6,156
2014*	10.000000	9.029687	-9.70%	6,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.202182	19.547176	28.58%	11,684
2016	15.064202	15.202182	0.92%	13,646
2015	14.748378	15.064202	2.14%	14,711
2014	13.523743	14.748378	9.06%	22,639
2013	10.163854	13.523743	33.06%	28,879
2012	8.846061	10.163854	14.90%	35,096
2011	9.225932	8.846061	-4.12%	38,902
2010	8.088157	9.225932	14.07%	46,405
2009	6.311220	8.088157	28.16%	23,145
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.094615	20.466789	13.11%	3,840
2016	15.748184	18.094615	14.90%	3,435
2015	16.466410	15.748184	-4.36%	4,125
2014	15.087889	16.466410	9.14%	9,812
2013	11.280967	15.087889	33.75%	15,814
2012	9.697033	11.280967	16.33%	15,081
2011	10.427486	9.697033	-7.01%	25,564
2010*	10.000000	10.427486	4.27%	17,023

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.064109	17.012828	12.94%	606
2016	13.145070	15.064109	14.60%	606
2015	13.785193	13.145070	-4.64%	2,499
2014	12.662622	13.785193	8.87%	2,552
2013	9.496486	12.662622	33.34%	2,592
2012	8.178285	9.496486	16.12%	4,159
2011	8.818891	8.178285	-7.26%	5,539
2010	7.920878	8.818891	11.34%	9,448
2009	6.295437	7.920878	25.82%	11,890
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.346009	19.358330	26.15%	56,256
2016	14.596041	15.346009	5.14%	68,071
2015	14.808208	14.596041	-1.43%	82,325
2014	14.414054	14.808208	2.73%	95,367
2013	10.505185	14.414054	37.21%	104,088
2012	9.258570	10.505185	13.46%	136,313
2011	9.789588	9.258570	-5.42%	157,599
2010	7.816992	9.789588	25.23%	198,466
2009	6.227072	7.816992	25.53%	235,720
2008*	10.000000	6.227072	-37.73%	11,982
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.490129	21.910773	12.42%	55,265
2016	16.783344	19.490129	16.13%	64,705
2015	17.500807	16.783344	-4.10%	70,262
2014	15.144711	17.500807	15.56%	80,883
2013	11.303532	15.144711	33.98%	98,463
2012	9.838731	11.303532	14.89%	122,789
2011	10.199792	9.838731	-3.54%	138,236
2010	8.633805	10.199792	18.14%	174,383
2009	6.701262	8.633805	28.84%	191,664
2008*	10.000000	6.701262	-32.99%	21,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	23.855818	29.430510	23.37%	16,083
2016	22.304585	23.855818	6.95%	19,153
2015	22.417427	22.304585	-0.50%	22,425
2014	22.080401	22.417427	1.53%	26,422
2013	15.496411	22.080401	42.49%	30,900
2012	13.834035	15.496411	12.02%	36,539
2011	14.100206	13.834035	-1.89%	40,137
2010	11.382047	14.100206	23.88%	49,034
2009	9.042865	11.382047	25.87%	55,246
2008	17.091260	9.042865	-47.09%	57,904

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	60.847575	65.535134	7.70%	21,687
2016	48.927462	60.847575	24.36%	27,710
2015	52.722019	48.927462	-7.20%	31,218
2014	49.886320	52.722019	5.68%	35,233
2013	35.981005	49.886320	38.65%	40,422
2012	30.252307	35.981005	18.94%	44,538
2011	32.270762	30.252307	-6.25%	53,453
2010	25.811790	32.270762	25.02%	63,024
2009	20.709509	25.811790	24.64%	72,533
2008	30.910484	20.709509	-33.00%	83,415
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	48.835727	54.731640	12.07%	27,840
2016	40.259946	48.835727	21.30%	31,705
2015	41.447329	40.259946	-2.86%	36,181
2014	41.632625	41.447329	-0.45%	39,839
2013	29.920035	41.632625	39.15%	46,240
2012	26.232865	29.920035	14.06%	55,116
2011	28.127878	26.232865	-6.74%	66,997
2010	22.728813	28.127878	23.75%	79,120
2009	17.086989	22.728813	33.02%	89,786
2008	27.994447	17.086989	-38.96%	101,363
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	21.351048	25.412272	19.02%	45,181
2016	19.409969	21.351048	10.00%	49,637
2015	19.473511	19.409969	-0.33%	55,877
2014	17.583937	19.473511	10.75%	62,808
2013	13.582138	17.583937	29.46%	69,689
2012	12.042666	13.582138	12.78%	79,546
2011	12.130640	12.042666	-0.73%	92,975
2010	10.827787	12.130640	12.03%	114,422
2009	8.695593	10.827787	24.52%	111,320
2008	15.066968	8.695593	-42.29%	120,988
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.349812	15.091630	5.17%	42,006
2016	13.536237	14.349812	6.01%	46,730
2015	14.483529	13.536237	-6.54%	54,607
2014	11.379761	14.483529	27.27%	58,275
2013	11.183243	11.379761	1.76%	68,191
2012	9.781032	11.183243	14.34%	95,213
2011	9.299999	9.781032	5.17%	121,081
2010	7.234189	9.299999	28.56%	145,659
2009	5.599255	7.234189	29.20%	182,980
2008*	10.000000	5.599255	-44.01%	6,855

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.329700	17.154565	19.71%	5,906
2016	13.026127	14.329700	10.01%	7,619
2015	13.067803	13.026127	-0.32%	2,969
2014	11.702809	13.067803	11.66%	2,688
2013*	10.000000	11.702809	17.03%	191
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.540432	10.573416	0.31%	3,543
2016	10.414002	10.540432	1.21%	3,992
2015	10.581916	10.414002	-1.59%	10,542
2014	10.663192	10.581916	-0.76%	1,465
2013	10.786788	10.663192	-1.15%	1,465
2012	10.551870	10.786788	2.23%	2,837
2011	10.548150	10.551870	0.04%	5,366
2010	10.429293	10.548150	1.14%	5,546
2009	9.860285	10.429293	5.77%	6,556
2008*	10.000000	9.860285	-1.40%	2,070
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.554989	16.411881	12.76%	1,595
2016	12.193783	14.554989	19.36%	973
2015	12.981900	12.193783	-6.07%	809
2014	12.573928	12.981900	3.24%	781
2013*	10.000000	12.573928	25.74%	1,274
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.127324	17.120678	21.19%	5,123
2016	14.147870	14.127324	-0.15%	5,574
2015	14.908856	14.147870	-5.10%	6,815
2014	16.436669	14.908856	-9.30%	6,834
2013	13.859670	16.436669	18.59%	7,276
2012	11.738872	13.859670	18.07%	8,884
2011	13.574005	11.738872	-13.52%	10,112
2010	12.925473	13.574005	5.02%	14,822
2009*	10.000000	12.925473	29.25%	21,647
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.855278	12.123006	23.01%	0
2016	9.580960	9.855278	2.86%	0
2015*	10.000000	9.580960	-4.19%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.559498	10.520795	-0.37%	6,980
2016	10.564003	10.559498	-0.04%	7,635
2015	10.678094	10.564003	-1.07%	8,378
2014	10.747713	10.678094	-0.65%	8,484
2013	10.817032	10.747713	-0.64%	38,835
2012	10.472043	10.817032	3.29%	37,319
2011	10.573700	10.472043	-0.96%	42,959
2010	10.170049	10.573700	3.97%	71,008
2009	9.087672	10.170049	11.91%	31,801
2008	10.630241	9.087672	-14.51%	49,097
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.184449	27.114967	16.95%	276
2016	21.369626	23.184449	8.49%	828
2015	21.740924	21.369626	-1.71%	1,581
2014	19.945418	21.740924	9.00%	2,026
2013	14.678284	19.945418	35.88%	3,405
2012	13.393928	14.678284	9.59%	2,765
2011	13.994219	13.393928	-4.29%	3,520
2010	11.534933	13.994219	21.32%	5,309
2009	8.887810	11.534933	29.78%	4,442
2008	14.862813	8.887810	-40.20%	1,865
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.551617	30.751539	25.25%	0
2016	25.421447	24.551617	-3.42%	0
2015	24.862255	25.421447	2.25%	0
2014	21.815487	24.862255	13.97%	0
2013	17.027604	21.815487	28.12%	0
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
2009	10.038225	14.325754	42.71%	179,806
2008	18.658710	10.038225	-46.20%	200,272
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	24.590773	31.276166	27.19%	50,881
2016	24.333186	24.590773	1.06%	57,719
2015	23.114248	24.333186	5.27%	64,429
2014	22.126981	23.114248	4.46%	84,176
2013	16.477598	22.126981	34.29%	86,567
2012	14.329813	16.477598	14.99%	100,844
2011	14.353550	14.329813	-0.17%	111,728
2010	11.403177	14.353550	25.87%	125,749
2009	8.708048	11.403177	30.95%	133,595
2008	17.313969	8.708048	-49.71%	138,335

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	18.979895	25.615672	34.96%	65,033
2016	19.203753	18.979895	-1.17%	75,035
2015	18.708957	19.203753	2.64%	97,661
2014	18.521236	18.708957	1.01%	109,628
2013	14.732589	18.521236	25.72%	37,485
2012	12.303213	14.732589	19.75%	43,588
2011	13.584878	12.303213	-9.43%	50,759
2010	11.862818	13.584878	14.52%	63,726
2009	8.594707	11.862818	38.02%	77,621
2008	14.551844	8.594707	-40.94%	90,846
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.328614	10.839650	4.95%	4,871
2016	9.817613	10.328614	5.20%	6,390
2015	10.171827	9.817613	-3.48%	4,848
2014	10.016255	10.171827	1.55%	4,930
2013	10.156480	10.016255	-1.38%	5,719
2012*	10.000000	10.156480	1.56%	2,923
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.839848	11.038242	24.87%	2,141
2016	9.201285	8.839848	-3.93%	1,592
2015	9.037071	9.201285	1.82%	1,110
2014*	10.000000	9.037071	-9.63%	1,110
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	24.959206	28.816026	15.45%	47,666
2016	22.643712	24.959206	10.23%	52,733
2015	22.191743	22.643712	2.04%	58,710
2014	20.299880	22.191743	9.32%	61,726
2013	15.600062	20.299880	30.13%	75,211
2012	13.517400	15.600062	15.41%	78,802
2011	13.690128	13.517400	-1.26%	99,607
2010	11.940024	13.690128	14.66%	122,772
2009	9.425201	11.940024	26.68%	141,055
2008	15.512276	9.425201	-39.24%	153,631
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.570536	20.935211	12.73%	1,689
2016	15.929234	18.570536	16.58%	2,056
2015	17.142120	15.929234	-7.08%	3,442
2014	15.508413	17.142120	10.53%	4,296
2013	11.136771	15.508413	39.25%	7,700
2012	9.558713	11.136771	16.51%	9,712
2011	9.898460	9.558713	-3.43%	26,690
2010	8.122488	9.898460	21.86%	27,379
2009	5.995323	8.122488	35.48%	34,262
2008	9.765612	5.995323	-38.61%	41,101

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.421269	11.668187	11.97%	2,204
2016	9.346630	10.421269	11.50%	3,210
2015	10.422561	9.346630	-10.32%	3,210
2014	10.506702	10.422561	-0.80%	3,294
2013	10.628082	10.506702	-1.14%	8,021
2012*	10.000000	10.628082	6.28%	9,857
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.460459	11.340356	8.41%	3,640
2016	9.356257	10.460459	11.80%	2,377
2015	9.704225	9.356257	-3.59%	195
2014*	10.000000	9.704225	-2.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.123363	12.163873	9.35%	1,970
2016	10.945971	11.123363	1.62%	5,097
2015	11.941366	10.945971	-8.34%	1,463
2014	12.056240	11.941366	-0.95%	2,236
2013	13.066955	12.056240	-7.73%	5,136
2012	12.574831	13.066955	3.91%	4,547
2011	11.745076	12.574831	7.06%	6,019
2010	10.874552	11.745076	8.01%	2,081
2009*	10.000000	10.874552	8.75%	2,946
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.500269	11.499129	-0.01%	17,422
2016	11.495418	11.500269	0.04%	20,442
2015	11.616677	11.495418	-1.04%	21,415
2014	11.676359	11.616677	-0.51%	20,453
2013	11.851685	11.676359	-1.48%	34,833
2012	11.349481	11.851685	4.42%	23,337
2011	11.378072	11.349481	-0.25%	18,449
2010	10.954048	11.378072	3.87%	22,905
2009*	10.000000	10.954048	9.54%	19,833
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.683138	14.007393	2.37%	0
2016	13.172625	13.683138	3.88%	0
2015	13.710172	13.172625	-3.92%	0
2014	13.467400	13.710172	1.80%	0
2013	15.022549	13.467400	-10.35%	0
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
2009	10.166878	11.881741	16.87%	0
2008	11.073425	10.166878	-8.19%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.118237	10.222437	1.03%	261
2016*	10.000000	10.118237	1.18%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.390958	15.947122	3.61%	0
2016	15.177618	15.390958	1.41%	0
2015	15.303090	15.177618	-0.82%	0
2014	14.862050	15.303090	2.97%	0
2013	15.350365	14.862050	-3.18%	0
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
2009	11.531516	12.984838	12.60%	0
2008	11.148087	11.531516	3.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.806383	11.185729	3.51%	6,832
2016	10.667199	10.806383	1.30%	6,871
2015	10.766092	10.667199	-0.92%	8,354
2014	10.466187	10.766092	2.87%	8,289
2013	10.820820	10.466187	-3.28%	26,959
2012	10.007389	10.820820	8.13%	28,546
2011*	10.000000	10.007389	0.07%	1,779
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2017	9.837380	12.296994	25.00%	0
2016*	10.000000	9.837380	-1.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2017	15.180523	18.976075	25.00%	0
2016	15.758775	15.180523	-3.67%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.596589	14.123297	3.87%	0
2016	11.501140	13.596589	18.22%	0
2015	13.304194	11.501140	-13.55%	0
2014	13.972611	13.304194	-4.78%	0
2013	11.695065	13.972611	19.47%	0
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0
2009	6.330660	9.880140	56.07%	0
2008	11.300887	6.330660	-43.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.054150	35.269693	25.72%	9,926
2016	31.817793	28.054150	-11.83%	22,555
2015	28.648034	31.817793	11.06%	38,391
2014	22.107656	28.648034	29.58%	33,982
2013	14.874074	22.107656	48.63%	31,936
2012	11.498337	14.874074	29.36%	22,002
2011	10.548103	11.498337	9.01%	7,977
2010*	10.000000	10.548103	5.48%	1,179

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.764929	7.516962	-3.19%	10,113
2016	5.482729	7.764929	41.63%	9,411
2015	8.365087	5.482729	-34.46%	11,557
2014	10.503060	8.365087	-20.36%	9,421
2013	9.643196	10.503060	8.92%	10,768
2012*	10.000000	9.643196	-3.57%	10,398
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	46.447195	69.277309	49.15%	3,127
2016	46.985307	46.447195	-1.15%	3,041
2015	55.320979	46.985307	-15.07%	3,814
2014	56.254685	55.320979	-1.66%	4,441
2013	50.853950	56.254685	10.62%	4,341
2012	39.673191	50.853950	28.18%	5,943
2011	54.098716	39.673191	-26.67%	2,909
2010	43.190476	54.098716	25.26%	3,261
2009	20.516561	43.190476	110.52%	3,510
2008	58.991911	20.516561	-65.22%	3,743
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	39.580265	38.423149	-2.92%	1,661
2016	27.889385	39.580265	41.92%	1,704
2015	42.436679	27.889385	-34.28%	2,263
2014	53.122674	42.436679	-20.12%	4,415
2013	48.668394	53.122674	9.15%	4,554
2012	47.671725	48.668394	2.09%	6,497
2011	57.779398	47.671725	-17.49%	882
2010	45.274087	57.779398	27.62%	1,237
2009	29.102885	45.274087	55.57%	1,255
2008	54.704654	29.102885	-46.80%	1,973
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	17.710646	22.117036	24.88%	5,740
2016	17.261785	17.710646	2.60%	6,082
2015	18.042101	17.261785	-4.32%	7,000
2014	16.579460	18.042101	8.82%	7,125
2013	12.535988	16.579460	32.25%	7,468
2012	10.917744	12.535988	14.82%	9,026
2011	11.865771	10.917744	-7.99%	10,382
2010	10.695577	11.865771	10.94%	10,642
2009	8.524185	10.695577	25.47%	14,976
2008	13.893106	8.524185	-38.64%	20,730

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.125964	29.986049	24.29%	1,258
2016	22.674023	24.125964	6.40%	1,266
2015	23.642553	22.674023	-4.10%	1,287
2014	24.400000	23.642553	-3.10%	1,602
2013	16.447217	24.400000	48.35%	5,740
2012	15.440558	16.447217	6.52%	5,496
2011	16.388970	15.440558	-5.79%	6,441
2010	13.091373	16.388970	25.19%	4,839
2009*	10.000000	13.091373	30.91%	956

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	296
2013	10.154217	11.218186	10.48%	296
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.264934	21.458639	11.39%	904
2016	15.640341	19.264934	23.17%	904
2015	16.803131	15.640341	-6.92%	3,882
2014	15.626494	16.803131	7.53%	3,882
2013	11.503040	15.626494	35.85%	4,844
2012	9.837919	11.503040	16.93%	3,882
2011	10.907709	9.837919	-9.81%	4,974
2010	8.730018	10.907709	24.94%	3,882
2009	6.200164	8.730018	40.80%	1,921
2008*	10.000000	6.200164	-38.00%	860
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.590405	13.906745	2.33%	2,910
2016	13.190196	13.590405	3.03%	3,007
2015	13.702115	13.190196	-3.74%	4,125
2014	13.439128	13.702115	1.96%	5,262
2013	14.877682	13.439128	-9.67%	7,863
2012	14.037333	14.877682	5.99%	8,068
2011	12.726928	14.037333	10.30%	9,393
2010	12.266583	12.726928	3.75%	12,142
2009	11.276296	12.266583	8.78%	16,247
2008	11.609253	11.276296	-2.87%	10,484
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	23.387233	27.813163	18.92%	3,234
2016	20.879140	23.387233	12.01%	3,512
2015	22.413965	20.879140	-6.85%	4,886
2014	20.185314	22.413965	11.04%	5,486
2013	15.057322	20.185314	34.06%	5,966
2012	13.295726	15.057322	13.25%	7,445
2011	13.063929	13.295726	1.77%	8,569
2010	11.595507	13.063929	12.66%	16,728
2009	9.947974	11.595507	16.56%	17,320
2008	15.408481	9.947974	-35.44%	18,783

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	15.560621	20.151973	29.51%	0
2016	16.682284	15.560621	-6.72%	0
2015	16.774827	16.682284	-0.55%	0
2014	17.986249	16.774827	-6.74%	0
2013	14.886820	17.986249	20.82%	0
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
2009	9.712886	12.823534	32.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.543744	25.956113	10.25%	3,311
2016	19.415521	23.543744	21.26%	2,993
2015	19.957197	19.415521	-2.71%	1,260
2014	17.367728	19.957197	14.91%	2,968
2013	13.523682	17.367728	28.42%	3,046
2012	11.778949	13.523682	14.81%	2,811
2011	12.017122	11.778949	-1.98%	9,978
2010	10.209581	12.017122	17.70%	13,811
2009	7.960349	10.209581	28.26%	7,265
2008	10.661044	7.960349	-25.33%	8,300
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	36.333042	38.999077	7.34%	0
2016	30.552978	36.333042	18.92%	0
2015	32.206397	30.552978	-5.13%	0
2014	28.856164	32.206397	11.61%	0
2013	22.194522	28.856164	30.01%	0
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
2009	14.863162	17.583894	18.31%	40,627
2008	20.566055	14.863162	-27.73%	36,286
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.189017	12.865168	14.98%	1,400
2016	9.767409	11.189017	14.55%	0
2015*	10.000000	9.767409	-2.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.355712	17.234356	12.23%	8,100
2016	14.987145	15.355712	2.46%	7,218
2015	15.338093	14.987145	-2.29%	8,207
2014	15.245537	15.338093	0.61%	11,860
2013	13.500145	15.245537	12.93%	17,537
2012	12.438632	13.500145	8.53%	16,944
2011	13.078195	12.438632	-4.89%	16,366
2010	12.072012	13.078195	8.33%	18,928
2009*	10.000000	12.072012	20.72%	2,358

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.267397	10.851641	5.69%	0
2016	9.220316	10.267397	11.36%	0
2015*	10.000000	9.220316	-7.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.906199	10.091257	1.87%	0
2016	9.795436	9.906199	1.13%	0
2015*	10.000000	9.795436	-2.05%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.207291	2.07%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.234886	16.805473	10.31%	642
2016	11.774721	15.234886	29.39%	723
2015	12.754025	11.774721	-7.68%	749
2014	12.234599	12.754025	4.25%	773
2013*	10.000000	12.234599	22.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.794920	33.056317	10.95%	2,496
2016	24.009353	29.794920	24.10%	2,288
2015	24.905780	24.009353	-3.60%	3,158
2014	24.004434	24.905780	3.75%	3,874
2013	17.283516	24.004434	38.89%	3,922
2012	15.129971	17.283516	14.23%	4,399
2011	15.243060	15.129971	-0.74%	4,894
2010	12.273737	15.243060	24.19%	5,582
2009	9.946220	12.273737	23.40%	5,175
2008	14.586751	9.946220	-31.81%	8,159
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.955775	28.738321	19.96%	30,538
2016	21.726869	23.955775	10.26%	35,423
2015	21.772004	21.726869	-0.21%	44,105
2014	19.447990	21.772004	11.95%	50,731
2013	14.924177	19.447990	30.31%	55,605
2012	13.065050	14.924177	14.23%	59,657
2011	12.992814	13.065050	0.56%	61,673
2010	11.462933	12.992814	13.35%	114,848
2009	9.192999	11.462933	24.69%	170,174
2008	14.817894	9.192999	-37.96%	172,860

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.405191	22.090612	13.84%	2,486
2016	17.812340	19.405191	8.94%	2,887
2015	18.642529	17.812340	-4.45%	3,032
2014	16.648396	18.642529	11.98%	3,266
2013	12.555514	16.648396	32.60%	3,375
2012	11.360823	12.555514	10.52%	3,644
2011	11.407346	11.360823	-0.41%	4,425
2010	10.066125	11.407346	13.32%	6,357
2009	7.624873	10.066125	32.02%	5,939
2008	11.781058	7.624873	-35.28%	7,449
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	22.077879	27.747942	25.68%	9,125
2016	20.729432	22.077879	6.50%	8,515
2015	21.534043	20.729432	-3.74%	9,747
2014	20.184421	21.534043	6.69%	12,588
2013	16.886551	20.184421	19.53%	14,405
2012	15.493470	16.886551	8.99%	14,861
2011	14.399406	15.493470	7.60%	13,578
2010	12.651120	14.399406	13.82%	18,310
2009	10.458431	12.651120	20.97%	12,746
2008	15.041197	10.458431	-30.47%	12,339
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.267335	18.098409	26.85%	0
2016	14.666812	14.267335	-2.72%	0
2015	15.275632	14.666812	-3.99%	0
2014	17.067540	15.275632	-10.50%	0
2013	14.059451	17.067540	21.40%	0
2012	12.643606	14.059451	11.20%	0
2011	15.713984	12.643606	-19.54%	0
2010	15.241814	15.713984	3.10%	0
2009	11.790611	15.241814	29.27%	0
2008	19.059306	11.790611	-38.14%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	18.765938	23.094126	23.06%	0
2016	16.240052	18.765938	15.55%	0
2015	16.837329	16.240052	-3.55%	0
2014	16.791397	16.837329	0.27%	0
2013	11.452431	16.791397	46.62%	0
2012	9.624478	11.452431	18.99%	0
2011	11.318133	9.624478	-14.96%	0
2010	8.743503	11.318133	29.45%	0
2009	7.028610	8.743503	24.40%	0
2008	11.411149	7.028610	-38.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.415701	10.634566	2.10%	1,940
2016	9.686011	10.415701	7.53%	382
2015	9.911931	9.686011	-2.28%	382
2014*	10.000000	9.911931	-0.88%	382
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	18.184307	18.672872	2.69%	21,615
2016	17.744571	18.184307	2.48%	31,405
2015	18.022179	17.744571	-1.54%	34,916
2014	17.592262	18.022179	2.44%	38,200
2013	17.641392	17.592262	-0.28%	45,543
2012	16.290555	17.641392	8.29%	54,007
2011	16.137809	16.290555	0.95%	55,791
2010	15.068808	16.137809	7.09%	62,505
2009	12.676743	15.068808	18.87%	54,909
2008	13.853324	12.676743	-8.49%	47,548
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.532157	16.207182	11.53%	0
2016	13.984976	14.532157	3.91%	0
2015	14.213505	13.984976	-1.61%	0
2014	13.800471	14.213505	2.99%	0
2013	12.330797	13.800471	11.92%	14,194
2012	11.186414	12.330797	10.23%	24,001
2011	11.365735	11.186414	-1.58%	20,672
2010	10.214361	11.365735	11.27%	9,489
2009	8.335607	10.214361	22.54%	0
2008	11.272131	8.335607	-26.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.496261	16.665055	14.96%	15,551
2016	13.849789	14.496261	4.67%	16,755
2015	14.083822	13.849789	-1.66%	18,677
2014	13.633423	14.083822	3.30%	32,272
2013	11.912364	13.633423	14.45%	8,109
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0
2009	7.605353	9.666584	27.10%	0
2008	11.451684	7.605353	-33.59%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.769696	17.613097	19.25%	1,265
2016	14.047762	14.769696	5.14%	1,265
2015	14.280761	14.047762	-1.63%	1,755
2014	13.798089	14.280761	3.50%	5,645
2013	11.506275	13.798089	19.92%	1,968
2012	10.095206	11.506275	13.98%	2,020
2011	10.511308	10.095206	-3.96%	2,073
2010	9.180780	10.511308	14.49%	1,265
2009	7.078673	9.180780	29.70%	555
2008	11.582071	7.078673	-38.88%	555
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.435271	11.959964	14.61%	0
2016*	10.000000	10.435271	4.35%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	34.103069	40.986611	20.18%	0
2016	32.017795	34.103069	6.51%	0
2015	32.259553	32.017795	-0.75%	0
2014	29.230390	32.259553	10.36%	0
2013	22.581971	29.230390	29.44%	0
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
2009	13.226050	17.709848	33.90%	75,527
2008	23.351620	13.226050	-43.36%	81,525
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.927974	10.486948	-4.04%	8,053
2016	8.292869	10.927974	31.78%	6,262
2015	10.602192	8.292869	-21.78%	6,373
2014	12.313942	10.602192	-13.90%	6,823
2013	10.049567	12.313942	22.53%	6,983
2012	9.721966	10.049567	3.37%	8,623
2011	10.390003	9.721966	-6.43%	9,725
2010	8.834360	10.390003	17.61%	9,447
2009	6.065267	8.834360	45.65%	16,529
2008	13.478023	6.065267	-55.00%	6,674
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	25.267193	28.133049	11.34%	30,723
2016	21.711998	25.267193	16.37%	35,790
2015	22.935748	21.711998	-5.34%	40,195
2014	21.388451	22.935748	7.23%	42,924
2013	16.928144	21.388451	26.35%	44,462
2012	14.636018	16.928144	15.66%	48,485
2011	14.702121	14.636018	-0.45%	52,304
2010	12.942820	14.702121	13.59%	64,911
2009	10.084737	12.942820	28.34%	72,020
2008	17.833606	10.084737	-43.45%	79,844

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.262174	12.962761	15.10%	0
2016*	10.000000	11.262174	12.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	17.878352	23.717215	32.66%	0
2016	18.068566	17.878352	-1.05%	0
2015	17.355230	18.068566	4.11%	0
2014	15.685393	17.355230	10.65%	0
2013	11.534426	15.685393	35.99%	0
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
2009	5.525804	7.947506	43.83%	1,563
2008	12.458470	5.525804	-55.65%	1,440
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	22.219704	29.608449	33.25%	13,415
2016	22.352055	22.219704	-0.59%	14,752
2015	21.154500	22.352055	5.66%	18,462
2014	19.276439	21.154500	9.74%	21,297
2013	14.338988	19.276439	34.43%	24,831
2012	12.683421	14.338988	13.05%	28,837
2011	12.832010	12.683421	-1.16%	31,521
2010	10.479802	12.832010	22.45%	37,614
2009	8.285615	10.479802	26.48%	41,303
2008	15.909833	8.285615	-47.92%	47,095
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.456716	18.448779	5.68%	22,670
2016	15.463526	17.456716	12.89%	34,360
2015	16.278597	15.463526	-5.01%	36,969
2014	16.317658	16.278597	-0.24%	25,541
2013	15.615355	16.317658	4.50%	27,348
2012	13.854722	15.615355	12.71%	32,499
2011	13.506526	13.854722	2.58%	34,206
2010	12.026207	13.506526	12.31%	47,291
2009	8.474745	12.026207	41.91%	38,230
2008	11.458268	8.474745	-26.04%	35,579
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.553360	14.961998	2.81%	7,407
2016	14.092325	14.553360	3.27%	7,235
2015	14.379428	14.092325	-2.00%	11,554
2014	13.776139	14.379428	4.38%	12,955
2013	14.226412	13.776139	-3.17%	15,254
2012	13.628057	14.226412	4.39%	15,100
2011	12.878696	13.628057	5.82%	20,974
2010	12.117734	12.878696	6.28%	24,596
2009	10.613742	12.117734	14.17%	63,764
2008	11.125731	10.613742	-4.60%	19,700

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.796431	21.202505	19.14%	2,945
2016	16.082195	17.796431	10.66%	3,169
2015	16.542123	16.082195	-2.78%	5,660
2014	15.782099	16.542123	4.82%	6,032
2013	11.751865	15.782099	34.29%	8,787
2012	10.376435	11.751865	13.26%	8,228
2011	11.774747	10.376435	-11.88%	10,227
2010	9.269168	11.774747	27.03%	16,924
2009	6.707301	9.269168	38.20%	18,642
2008	11.234279	6.707301	-40.30%	33,092
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.207554	20.813285	28.42%	8,203
2016	17.306829	16.207554	-6.35%	9,006
2015	16.943391	17.306829	2.15%	9,797
2014	18.692013	16.943391	-9.35%	1,694
2013	14.525678	18.692013	28.68%	1,823
2012	12.209441	14.525678	18.97%	1,846
2011	14.944699	12.209441	-18.30%	1,846
2010	13.400354	14.944699	11.52%	2,530
2009	10.737954	13.400354	24.79%	2,652
2008	19.381260	10.737954	-44.60%	2,652
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.200092	2.00%	1,172
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.329773	27.451018	17.67%	1,252
2016	21.589785	23.329773	8.06%	1,296
2015	22.563429	21.589785	-4.32%	3,550
2014	21.426666	22.563429	5.31%	3,577
2013	16.642052	21.426666	28.75%	3,622
2012	13.266379	16.642052	25.45%	3,710
2011	14.745505	13.266379	-10.03%	8,416
2010	11.814180	14.745505	24.81%	10,394
2009	7.604841	11.814180	55.35%	7,999
2008	15.781569	7.604841	-51.81%	7,636
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.094504	14.472957	10.53%	5,803
2016	11.721534	13.094504	11.71%	12,041
2015	12.662697	11.721534	-7.43%	12,260
2014	12.474214	12.662697	1.51%	12,491
2013	10.211201	12.474214	22.16%	7,340
2012	8.970568	10.211201	13.83%	7,340
2011	9.230806	8.970568	-2.82%	7,340
2010	8.482528	9.230806	8.82%	7,647
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.849753	17.157566	8.25%	16,291
2016	14.083020	15.849753	12.55%	19,870
2015	15.351469	14.083020	-8.26%	20,699
2014	14.867410	15.351469	3.26%	20,293
2013	13.220142	14.867410	12.46%	33,122
2012	11.890259	13.220142	11.18%	23,261
2011	11.765995	11.890259	1.06%	20,505
2010	10.580086	11.765995	11.21%	28,090
2009	7.905422	10.580086	33.83%	19,729
2008	11.386418	7.905422	-30.57%	14,787
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.162816	19.836937	9.22%	2,312
2016	14.134484	18.162816	28.50%	2,767
2015	15.462911	14.134484	-8.59%	5,979
2014	15.577639	15.462911	-0.74%	7,242
2013	11.584643	15.577639	34.47%	7,347
2012	9.914503	11.584643	16.85%	7,375
2011	10.437304	9.914503	-5.01%	7,973
2010	8.247149	10.437304	26.56%	11,753
2009	6.469518	8.247149	27.48%	6,404
2008	9.785862	6.469518	-33.89%	7,967
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.597481	11.915195	38.59%	663
2016	7.416775	8.597481	15.92%	1,475
2015	9.346778	7.416775	-20.65%	1,938
2014*	10.000000	9.346778	-6.53%	2,067
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.832061	19.441582	15.50%	0
2016	15.864889	16.832061	6.10%	0
2015	17.156135	15.864889	-7.53%	0
2014	19.505689	17.156135	-12.05%	0
2013	16.031432	19.505689	21.67%	0
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
2009	10.656354	14.445365	35.56%	0
2008	18.065596	10.656354	-41.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.453341	9.736587	15.18%	4,940
2016	7.991008	8.453341	5.79%	3,411
2015	8.658440	7.991008	-7.71%	3,411
2014*	10.000000	8.658440	-13.42%	3,411

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.594217	9.652197	0.60%	22,667
2016	9.442761	9.594217	1.60%	21,105
2015	9.997509	9.442761	-5.55%	24,532
2014*	10.000000	9.997509	-0.02%	16,584
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.254538	12.565150	11.65%	0
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	0
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.106621	10.342147	2.33%	0
2016	10.289133	10.106621	-1.77%	0
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	72
2013*	10.000000	9.908546	-0.91%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.759544	14.490535	13.57%	0
2016	11.711920	12.759544	8.94%	0
2015	11.945763	11.711920	-1.96%	0
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.450683	19.012565	23.05%	0
2016	14.406995	15.450683	7.24%	0
2015	14.608358	14.406995	-1.38%	0
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.585496	17.596727	12.90%	0
2016	14.618570	15.585496	6.61%	0
2015	14.795255	14.618570	-1.19%	0
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.184579	20.600789	13.29%	0
2016	15.013214	18.184579	21.12%	0
2015	15.961248	15.013214	-5.94%	0
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.875928	19.792619	4.86%	0
2016	16.273059	18.875928	15.99%	0
2015	17.165883	16.273059	-5.20%	0
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.186909	22.709157	2.35%	0
2016	17.754538	22.186909	24.96%	0
2015	19.263307	17.754538	-7.83%	0
2014	19.790418	19.263307	-2.66%	0
2013	14.657801	19.790418	35.02%	0
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
2009	7.128610	10.971327	53.91%	0
2008	11.760475	7.128610	-39.39%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	20.074335	22.530334	12.23%	0
2016	16.045222	20.074335	25.11%	0
2015	17.441526	16.045222	-8.01%	0
2014	17.511361	17.441526	-0.40%	0
2013	13.307430	17.511361	31.59%	0
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0
2009	7.633907	10.844411	42.06%	0
2008	10.812208	7.633907	-29.40%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.767456	20.254134	20.79%	0
2016	14.973052	16.767456	11.98%	0
2015	15.369203	14.973052	-2.58%	0
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.656663	20.106359	28.42%	0
2016	14.589934	15.656663	7.31%	0
2015	14.012755	14.589934	4.12%	0
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.967187	18.812443	25.69%	683
2016	14.827526	14.967187	0.94%	730
2015	14.306525	14.827526	3.64%	737
2014	13.366845	14.306525	7.03%	743
2013	9.663996	13.366845	38.32%	788
2012*	10.000000	9.663996	-3.36%	724
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.792671	18.547158	25.38%	0
2016	14.690681	14.792671	0.69%	0
2015	14.209216	14.690681	3.39%	0
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	20.171898	22.533601	11.71%	0
2016	18.534496	20.171898	8.83%	0
2015	19.928529	18.534496	-7.00%	0
2014	18.670111	19.928529	6.74%	0
2013	14.635254	18.670111	27.57%	0
2012	13.020889	14.635254	12.40%	0
2011	13.200378	13.020889	-1.36%	0
2010	12.207643	13.200378	8.13%	0
2009	9.640400	12.207643	26.63%	0
2008	13.981981	9.640400	-31.05%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.775195	16.192433	9.59%	735
2016	13.002612	14.775195	13.63%	732
2015	13.483152	13.002612	-3.56%	745
2014	12.528826	13.483152	7.62%	709
2013	10.140189	12.528826	23.56%	672
2012	9.126312	10.140189	11.11%	636
2011*	10.000000	9.126312	-8.74%	597
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.816996	14.301668	11.58%	0
2016	12.725764	12.816996	0.72%	0
2015	13.087102	12.725764	-2.76%	0
2014	11.568145	13.087102	13.13%	0
2013	11.410916	11.568145	1.38%	0
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
2009	6.494699	8.431232	29.82%	0
2008	11.888124	6.494699	-45.37%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.410382	22.190949	14.33%	0
2016	22.211004	19.410382	-12.61%	0
2015	21.813589	22.211004	1.82%	0
2014	18.468303	21.813589	18.11%	0
2013	13.313787	18.468303	38.72%	0
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0
2009	8.303907	10.464156	26.01%	0
2008	11.786725	8.303907	-29.55%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	21.547272	26.160133	21.41%	0
2016	21.929339	21.547272	-1.74%	0
2015	22.751335	21.929339	-3.61%	0
2014	22.974866	22.751335	-0.97%	0
2013	19.558633	22.974866	17.47%	0
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
2009	12.531690	16.727857	33.48%	0
2008	21.296639	12.531690	-41.16%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.699818	15.503650	13.17%	0
2016	12.265322	13.699818	11.70%	0
2015	12.982605	12.265322	-5.52%	0
2014	12.627093	12.982605	2.82%	0
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.819307	16.660363	20.56%	0
2016	13.921142	13.819307	-0.73%	0
2015	13.959072	13.921142	-0.27%	0
2014	13.132793	13.959072	6.29%	0
2013	9.740391	13.132793	34.83%	0
2012*	10.000000	9.740391	-2.60%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.117748	29.322403	16.74%	555
2016	26.118452	25.117748	-3.83%	591
2015	28.872336	26.118452	-9.54%	934
2014	30.878453	28.872336	-6.50%	1,560
2013	25.001652	30.878453	23.51%	3,872
2012	21.255696	25.001652	17.62%	3,409
2011	23.207443	21.255696	-8.41%	4,627
2010	21.635967	23.207443	7.26%	4,682
2009*	10.000000	21.635967	23.42%	3,315
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.119231	28.555333	5.30%	752
2016	23.647638	27.119231	14.68%	859
2015	25.626099	23.647638	-7.72%	991
2014	25.478339	25.626099	0.58%	1,599
2013	23.361117	25.478339	9.06%	677
2012	19.950532	23.361117	17.10%	301

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.370463	29.271805	25.25%	242
2016	22.312856	23.370463	4.74%	310
2015	23.993590	22.312856	-7.00%	375
2014	22.536144	23.993590	6.47%	432
2013	17.572163	22.536144	28.25%	0
2012	15.678162	17.572163	12.08%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.873813	10.072568	2.01%	7,483
2016	9.786097	9.873813	0.90%	5,613
2015*	10.000000	9.786097	-2.14%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.691275	21.416781	28.31%	12,578
2016	16.588300	16.691275	0.62%	11,756
2015	15.014462	16.588300	10.48%	14,500
2014	14.024644	15.014462	7.06%	15,232
2013	10.856244	14.024644	29.19%	16,930
2012	8.880743	10.856244	22.24%	19,215
2011	9.668653	8.880743	-8.15%	22,011
2010	9.199859	9.668653	5.10%	27,792
2009	6.383581	9.199859	44.12%	34,348
2008	11.613943	6.383581	-45.04%	31,608
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.839535	12.643718	43.04%	8,004
2016	7.866075	8.839535	12.38%	7,980
2015	7.615877	7.866075	3.29%	8,642
2014	7.056562	7.615877	7.93%	9,215
2013	5.280623	7.056562	33.63%	8,889
2012	4.490449	5.280623	17.60%	12,873
2011	4.980700	4.490449	-9.84%	6,733
2010	4.056586	4.980700	22.78%	7,876
2009	2.619563	4.056586	54.86%	8,869
2008	4.737139	2.619563	-44.70%	9,441
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.431798	13.468418	29.11%	15,734
2016	11.328696	10.431798	-7.92%	16,175
2015	12.586081	11.328696	-9.99%	23,591
2014	14.507498	12.586081	-13.24%	25,140
2013	12.861711	14.507498	12.80%	24,924
2012	11.513892	12.861711	11.71%	28,483
2011	17.240704	11.513892	-33.22%	9,699
2010	13.972112	17.240704	23.39%	10,463
2009	7.905262	13.972112	76.74%	11,297
2008	16.766719	7.905262	-52.85%	14,401

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	27.791304	31.206828	12.29%	1,772
2016	24.548838	27.791304	13.21%	1,595
2015	25.550631	24.548838	-3.92%	1,595
2014	22.489605	25.550631	13.61%	1,595
2013	17.222596	22.489605	30.58%	1,595
2012	14.496111	17.222596	18.81%	1,666
2011	14.375991	14.496111	0.84%	1,666
2010	11.798063	14.375991	21.85%	2,055
2009	9.434666	11.798063	25.05%	2,212
2008	14.311728	9.434666	-34.08%	3,082
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.892220	11.219280	26.17%	1,844
2016	7.459024	8.892220	19.21%	502
2015	9.453265	7.459024	-21.10%	502
2014*	10.000000	9.453265	-5.47%	1,808
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.974307	10.225381	2.52%	0
2016*	10.000000	9.974307	-0.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.500207	16.834036	24.69%	0
2016	12.571407	13.500207	7.39%	0
2015	13.016285	12.571407	-3.42%	0
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	18.584291	21.525672	15.83%	2,884
2016	16.548660	18.584291	12.30%	1,956
2015	16.924707	16.548660	-2.22%	2,134
2014	15.560123	16.924707	8.77%	2,505
2013	11.626455	15.560123	33.83%	2,629
2012	10.165434	11.626455	14.37%	4,081
2011	10.347324	10.165434	-1.76%	9,461
2010	9.426253	10.347324	9.77%	15,771
2009	7.799359	9.426253	20.86%	14,319
2008	11.749223	7.799359	-33.62%	12,660
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.127752	20.188010	25.18%	5,464
2016	15.735157	16.127752	2.50%	6,053
2015	14.994719	15.735157	4.94%	5,677
2014	15.022071	14.994719	-0.18%	2,851
2013	11.924574	15.022071	25.98%	3,681
2012	10.421665	11.924574	14.42%	1,032
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.313827	13.961638	4.87%	560
2016	12.711875	13.313827	4.74%	592
2015	12.963713	12.711875	-1.94%	623
2014	12.177871	12.963713	6.45%	657
2013	12.377498	12.177871	-1.61%	690
2012	11.459146	12.377498	8.01%	725
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	4,808
2009	9.602059	10.391310	8.22%	398
2008	10.834137	9.602059	-11.37%	3,507
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	45.836017	49.634750	8.29%	444
2016	42.004623	45.836017	9.12%	451
2015	43.038039	42.004623	-2.40%	491
2014	42.364681	43.038039	1.59%	1,578
2013	47.038503	42.364681	-9.94%	1,648
2012	40.402661	47.038503	16.42%	1,972
2011	38.243765	40.402661	5.65%	2,282
2010	35.306707	38.243765	8.32%	2,365
2009	27.472344	35.306707	28.52%	1,072
2008	32.737222	27.472344	-16.08%	500
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.334432	10.369174	11.09%	0
2016	8.225852	9.334432	13.48%	0
2015*	10.000000	8.225852	-17.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	16.044987	18.388132	14.60%	0
2016	15.397083	16.044987	4.21%	0
2015	16.665713	15.397083	-7.61%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.884148	19.584804	16.00%	0
2016	15.410161	16.884148	9.57%	0
2015	16.818536	15.410161	-8.37%	0
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
2011	11.288956	11.040989	-2.20%	0
2010*	10.000000	11.288956	12.89%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.599792	27.460033	7.27%	20,121
2016	21.534658	25.599792	18.88%	24,660
2015	22.792819	21.534658	-5.52%	27,818
2014	20.414865	22.792819	11.65%	30,047
2013	15.681451	20.414865	30.18%	34,758
2012	13.856715	15.681451	13.17%	40,564
2011	13.948645	13.856715	-0.66%	45,178
2010	12.455269	13.948645	11.99%	65,384
2009*	10.000000	12.455269	24.55%	1,955
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.743451	17.993503	14.29%	38,928
2016	14.633287	15.743451	7.59%	33,171
2015	14.681544	14.633287	-0.33%	37,724
2014	14.167869	14.681544	3.63%	20,482
2013	11.643296	14.167869	21.68%	20,151
2012	10.194744	11.643296	14.21%	20,477
2011	10.233657	10.194744	-0.38%	37,213
2010	9.256045	10.233657	10.56%	42,561
2009	7.598753	9.256045	21.81%	25,037
2008	10.963349	7.598753	-30.69%	22,459
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.755127	11.975369	1.87%	4,167
2016	11.602023	11.755127	1.32%	4,891
2015	11.782059	11.602023	-1.53%	3,718
2014	11.371131	11.782059	3.61%	3,728
2013	11.825276	11.371131	-3.84%	4,288
2012	11.414478	11.825276	3.60%	5,568
2011	10.938320	11.414478	4.35%	8,151
2010	10.456028	10.938320	4.61%	10,285
2009	9.446067	10.456028	10.69%	2,083
2008	10.618787	9.446067	-11.04%	569
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.147843	20.874217	29.27%	3,032
2016	16.329379	16.147843	-1.11%	3,167
2015	15.528434	16.329379	5.16%	4,436
2014	15.449373	15.528434	0.51%	4,457
2013	12.167775	15.449373	26.97%	4,477
2012	10.098071	12.167775	20.50%	4,663
2011	11.281017	10.098071	-10.49%	4,804
2010	10.269056	11.281017	9.85%	6,737
2009	7.347487	10.269056	39.76%	7,366
2008	12.131768	7.347487	-39.44%	5,583

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.791655	21.181094	26.14%	9,858
2016	15.598415	16.791655	7.65%	8,588
2015	14.849473	15.598415	5.04%	8,727
2014	13.922005	14.849473	6.66%	8,382
2013	10.882845	13.922005	27.93%	8,520
2012	9.392119	10.882845	15.87%	8,315
2011	9.983628	9.392119	-5.92%	8,496
2010	8.558038	9.983628	16.66%	13,512
2009	6.247751	8.558038	36.98%	10,421
2008	11.347156	6.247751	-44.94%	5,467
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.749250	17.750206	20.35%	5,126
2016	13.451569	14.749250	9.65%	4,638
2015	13.482238	13.451569	-0.23%	4,727
2014	12.392386	13.482238	8.79%	11,850
2013	9.442516	12.392386	31.24%	12,293
2012	8.172677	9.442516	15.54%	11,852
2011	8.469447	8.172677	-3.50%	8,483
2010	7.732300	8.469447	9.53%	8,262
2009	5.994429	7.732300	28.99%	2,374
2008	9.806149	5.994429	-38.87%	1,524
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	21.247920	24.746720	16.47%	1,483
2016	18.260705	21.247920	16.36%	1,996
2015	19.744965	18.260705	-7.52%	2,836
2014	18.324947	19.744965	7.75%	7,511
2013	13.687848	18.324947	33.88%	8,852
2012	11.706913	13.687848	16.92%	8,440
2011	12.143143	11.706913	-3.59%	10,518
2010	10.626864	12.143143	14.27%	12,596
2009	8.375673	10.626864	26.88%	9,229
2008	13.468234	8.375673	-37.81%	9,823
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.090912	11.796121	16.90%	0
2016*	10.000000	10.090912	0.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.060438	24.299451	5.37%	6,161
2016	20.466076	23.060438	12.68%	5,652
2015	21.290775	20.466076	-3.87%	5,948
2014	21.034732	21.290775	1.22%	7,817
2013	19.904116	21.034732	5.68%	3,674
2012	17.604300	19.904116	13.06%	3,717
2011	17.179754	17.604300	2.47%	3,851
2010	15.382474	17.179754	11.68%	5,065
2009	10.674743	15.382474	44.10%	11,426
2008	15.019226	10.674743	-28.93%	14,721

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.568649	17.953826	23.24%	13,163
2016	12.992707	14.568649	12.13%	18,413
2015	13.307515	12.992707	-2.37%	20,796
2014	12.648079	13.307515	5.21%	20,866
2013	8.910183	12.648079	41.95%	20,667
2012	7.719903	8.910183	15.42%	26,115
2011	8.849604	7.719903	-12.77%	28,490
2010	7.755653	8.849604	14.11%	34,058
2009	5.137150	7.755653	50.97%	28,393
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.010506	13.558649	23.14%	0
2016*	10.000000	11.010506	10.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.305544	19.090671	17.08%	80
2016	15.002665	16.305544	8.68%	697
2015	15.249664	15.002665	-1.62%	697
2014	13.969381	15.249664	9.16%	965
2013	10.199373	13.969381	36.96%	1,404
2012	9.268273	10.199373	10.05%	1,404
2011	9.698486	9.268273	-4.44%	2,808
2010	7.951186	9.698486	21.98%	2,960
2009	6.124558	7.951186	29.82%	4,669
2008*	10.000000	6.124558	-38.75%	9,069
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.979469	14.355133	10.60%	0
2016	12.392966	12.979469	4.73%	0
2015	12.690633	12.392966	-2.35%	0
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	544
2012	9.938199	10.893639	9.61%	0
2011	10.206099	9.938199	-2.62%	0
2010	9.365872	10.206099	8.97%	0
2009	7.919500	9.365872	18.26%	0
2008*	10.000000	7.919500	-20.81%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.342302	15.250834	14.30%	0
2016	12.595360	13.342302	5.93%	0
2015	12.933092	12.595360	-2.61%	3,738
2014	12.515531	12.933092	3.34%	4,002
2013	10.458384	12.515531	19.67%	4,256
2012	9.324356	10.458384	12.16%	4,538
2011	9.784260	9.324356	-4.70%	4,878
2010	8.820316	9.784260	10.93%	4,216
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.103767	12.706472	4.98%	6,096
2016	11.722026	12.103767	3.26%	6,487
2015	11.964218	11.722026	-2.02%	6,894
2014	11.730417	11.964218	1.99%	7,583
2013	11.326218	11.730417	3.57%	8,013
2012	10.675245	11.326218	6.10%	4,134
2011	10.665062	10.675245	0.10%	4,313
2010	10.117462	10.665062	5.41%	4,503
2009	9.069797	10.117462	11.55%	4,684
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.753745	12.181625	13.28%	0
2016	10.321485	10.753745	4.19%	0
2015	10.926615	10.321485	-5.54%	0
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.759508	12.509431	16.26%	0
2016	10.263252	10.759508	4.84%	9,489
2015	10.931527	10.263252	-6.11%	9,821
2014	10.964383	10.931527	-0.30%	10,141
2013*	10.000000	10.964383	9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.194055	14.842214	12.49%	0
2016	12.523394	13.194055	5.36%	0
2015	12.825049	12.523394	-2.35%	0
2014	12.426087	12.825049	3.21%	0
2013	10.686963	12.426087	16.27%	0
2012	9.636061	10.686963	10.91%	13,686
2011	9.995903	9.636061	-3.60%	9,431
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	0
2008*	10.000000	7.555141	-24.45%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	368
2014	12.463956	12.863113	3.20%	980
2013	10.161260	12.463956	22.66%	885
2012	8.984882	10.161260	13.09%	780
2011	9.549068	8.984882	-5.91%	1,067
2010	8.538248	9.549068	11.84%	1,253
2009	6.834262	8.538248	24.93%	3,316
2008*	10.000000	6.834262	-31.66%	5,802
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.780176	13.861507	8.46%	542
2016	12.215391	12.780176	4.62%	576
2015	12.509532	12.215391	-2.35%	612
2014	12.177203	12.509532	2.73%	650
2013	11.091106	12.177203	9.79%	687
2012	10.211873	11.091106	8.61%	721
2011	10.374143	10.211873	-1.56%	756
2010	9.639911	10.374143	7.62%	796
2009	8.299494	9.639911	16.15%	0
2008*	10.000000	8.299494	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.800991	13.190558	3.04%	95
2016	12.310967	12.800991	3.98%	651
2015	12.563599	12.310967	-2.01%	769
2014	12.116550	12.563599	3.69%	995
2013	12.515375	12.116550	-3.19%	848
2012	11.768140	12.515375	6.35%	848
2011	11.185077	11.768140	5.21%	1,260
2010	10.585430	11.185077	5.66%	1,463
2009	9.858821	10.585430	7.37%	2,294
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.387989	13.712184	2.42%	1,418
2016	13.125979	13.387989	2.00%	1,250
2015	13.368004	13.125979	-1.81%	1,255
2014	12.913677	13.368004	3.52%	1,470
2013	13.357432	12.913677	-3.32%	1,470
2012	12.634477	13.357432	5.72%	1,571
2011	12.070481	12.634477	4.67%	2,651
2010	11.311614	12.070481	6.71%	4,374
2009	9.842789	11.311614	14.92%	3,608
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.087253	11.737177	16.36%	0
2016	9.174966	10.087253	9.94%	0
2015*	10.000000	9.174966	-8.25%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.063479	11.306958	12.36%	0
2016	9.373686	10.063479	7.36%	0
2015*	10.000000	9.373686	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	18.733822	26.165403	39.67%	3,304
2016	17.620188	18.733822	6.32%	3,520
2015	21.251769	17.620188	-17.09%	4,727
2014	22.786437	21.251769	-6.74%	5,350
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
2009	13.987189	22.546141	61.19%	0
2008	33.552578	13.987189	-58.31%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	16.378926	16.503543	0.76%	36,924
2016	16.471901	16.378926	-0.56%	39,309
2015	16.707026	16.471901	-1.41%	43,693
2014	16.187452	16.707026	3.21%	50,680
2013	17.093915	16.187452	-5.30%	63,745
2012	16.805888	17.093915	1.71%	78,755
2011	15.874902	16.805888	5.86%	81,097
2010	15.349977	15.874902	3.42%	109,228
2009	15.144983	15.349977	1.35%	135,724
2008	14.244815	15.144983	6.32%	150,655
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.861004	10.765378	-0.88%	47,563
2016	11.002826	10.861004	-1.29%	58,198
2015	11.147745	11.002826	-1.30%	44,354
2014	11.294573	11.147745	-1.30%	50,790
2013	11.443331	11.294573	-1.30%	83,930
2012	11.594459	11.443331	-1.30%	99,599
2011	11.746742	11.594459	-1.30%	135,568
2010	11.901442	11.746742	-1.30%	98,309
2009	12.053139	11.901442	-1.26%	134,225
2008	11.966147	12.053139	0.73%	231,684
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	13.097133	16.476336	25.80%	4,585
2016	13.154850	13.097133	-0.44%	4,528
2015	13.748426	13.154850	-4.32%	4,919
2014	13.992261	13.748426	-1.74%	5,050
2013	12.031039	13.992261	16.30%	2,089
2012	10.544124	12.031039	14.10%	2,099
2011	11.838799	10.544124	-10.94%	2,287
2010	10.587452	11.838799	11.82%	67
2009	8.269122	10.587452	28.04%	145
2008	15.531453	8.269122	-46.76%	235

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.504772	11.675954	22.84%	304
2016	9.579509	9.504772	-0.78%	617
2015	9.842403	9.579509	-2.67%	363
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	59
2010	8.365616	8.867807	6.00%	73
2009	6.590334	8.365616	26.94%	73
2008	11.733135	6.590334	-43.83%	73
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.446358	23.900613	16.89%	8,846
2016	18.923306	20.446358	8.05%	8,565
2015	19.365849	18.923306	-2.29%	8,227
2014	18.689197	19.365849	3.62%	7,897
2013	14.880689	18.689197	25.59%	8,064
2012	13.008386	14.880689	14.39%	14,522
2011	13.718712	13.008386	-5.18%	17,018
2010	12.125482	13.718712	13.14%	16,525
2009	9.657744	12.125482	25.55%	17,290
2008	15.493447	9.657744	-37.67%	14,042
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.062681	17.619165	9.69%	516
2016	15.308822	16.062681	4.92%	516
2015	15.537445	15.308822	-1.47%	516
2014	15.051921	15.537445	3.23%	516
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	95
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.530018	20.998256	13.32%	2,765
2016	17.424857	18.530018	6.34%	2,765
2015	17.748766	17.424857	-1.82%	2,765
2014	17.091735	17.748766	3.84%	2,765
2013	14.491720	17.091735	17.94%	2,765
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.436880	15.059473	4.31%	9,959
2016	14.028384	14.436880	2.91%	10,095
2015	14.175624	14.028384	-1.04%	10,754
2014	13.824513	14.175624	2.54%	16,888
2013	13.361029	13.824513	3.47%	18,299
2012	12.871264	13.361029	3.81%	28,067
2011	12.669107	12.871264	1.60%	29,358
2010	12.121663	12.669107	4.52%	29,942
2009	11.258535	12.121663	7.67%	24,255
2008	12.137877	11.258535	-7.24%	22,443
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.741921	12.090316	12.55%	0
2016	10.295392	10.741921	4.34%	0
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.800929	12.469311	15.45%	0
2016	10.231625	10.800929	5.56%	0
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.043956	20.112294	11.46%	61,679
2016	17.062222	18.043956	5.75%	67,612
2015	17.344999	17.062222	-1.63%	70,357
2014	16.707801	17.344999	3.81%	78,682
2013	14.514442	16.707801	15.11%	88,664
2012	13.271179	14.514442	9.37%	89,868
2011	13.451045	13.271179	-1.34%	96,620
2010	12.287158	13.451045	9.47%	122,779
2009	10.449446	12.287158	17.59%	126,630
2008	13.784623	10.449446	-24.19%	117,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.585756	22.556159	15.17%	11,468
2016	18.291615	19.585756	7.08%	13,046
2015	18.668782	18.291615	-2.02%	15,163
2014	18.021349	18.668782	3.59%	18,933
2013	14.919941	18.021349	20.79%	23,100
2012	13.288387	14.919941	12.28%	29,933
2011	13.755584	13.288387	-3.40%	42,314
2010	12.351443	13.755584	11.37%	45,995
2009	10.060199	12.351443	22.78%	52,675
2008	14.856478	10.060199	-32.28%	42,850

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.505393	17.792058	7.80%	2,674
2016	15.819996	16.505393	4.33%	3,027
2015	16.033270	15.819996	-1.33%	5,106
2014	15.509387	16.033270	3.38%	13,105
2013	14.221146	15.509387	9.06%	17,553
2012	13.336642	14.221146	6.63%	25,666
2011	13.238865	13.336642	0.74%	25,916
2010	12.360498	13.238865	7.11%	28,504
2009	10.931514	12.360498	13.07%	23,530
2008	13.036813	10.931514	-16.15%	40,598
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.159142	30.358968	25.66%	57,071
2016	23.618552	24.159142	2.29%	67,263
2015	22.769969	23.618552	3.73%	71,555
2014	21.203967	22.769969	7.39%	82,638
2013	15.715168	21.203967	34.93%	88,178
2012	13.415824	15.715168	17.14%	99,990
2011	13.902694	13.415824	-3.50%	121,255
2010	12.946450	13.902694	7.39%	180,637
2009*	10.000000	12.946450	29.46%	697
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.280032	11.927824	16.03%	0
2016	9.594931	10.280032	7.14%	0
2015	9.944781	9.594931	-3.52%	0
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.887163	13.077557	20.12%	0
2016	10.023328	10.887163	8.62%	0
2015	10.140998	10.023328	-1.16%	0
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	49.884632	57.007291	14.28%	9,526
2016	42.015243	49.884632	18.73%	9,756
2015	43.675478	42.015243	-3.80%	10,565
2014	40.441032	43.675478	8.00%	11,888
2013	30.796005	40.441032	31.32%	12,524
2012	26.561458	30.796005	15.94%	18,398
2011	27.613148	26.561458	-3.81%	18,988
2010	22.168141	27.613148	24.56%	21,207
2009	16.423543	22.168141	34.98%	21,037
2008	26.189909	16.423543	-37.29%	21,234

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	19.391796	20.352245	4.95%	5,452
2016	18.082928	19.391796	7.24%	6,584
2015	18.866403	18.082928	-4.15%	6,925
2014	18.400284	18.866403	2.53%	8,200
2013	18.854634	18.400284	-2.41%	9,271
2012	17.018800	18.854634	10.79%	12,345
2011	16.336106	17.018800	4.18%	15,112
2010	14.966630	16.336106	9.15%	26,357
2009	12.191449	14.966630	22.76%	23,865
2008	14.934416	12.191449	-18.37%	18,225
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.242886	21.405778	24.14%	5,785
2016	17.848087	17.242886	-3.39%	6,636
2015	18.172462	17.848087	-1.78%	7,121
2014	18.599336	18.172462	-2.30%	7,555
2013	15.527231	18.599336	19.79%	0
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0
2009*	10.000000	13.460527	34.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.779497	10.652308	21.33%	2,179
2016	8.453107	8.779497	3.86%	2,892
2015	9.026563	8.453107	-6.35%	2,923
2014*	10.000000	9.026563	-9.73%	2,960
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.135607	19.451750	28.52%	1,568
2016	15.005825	15.135607	0.86%	2,761
2015	14.698653	15.005825	2.09%	2,942
2014	13.484981	14.698653	9.00%	4,629
2013	10.139854	13.484981	32.99%	5,836
2012	8.829654	10.139854	14.84%	6,323
2011	9.213458	8.829654	-4.17%	8,602
2010	8.081308	9.213458	14.01%	10,546
2009	6.309071	8.081308	28.09%	3,377
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	18.033600	20.387487	13.05%	1,175
2016	15.703014	18.033600	14.84%	1,108
2015	16.427506	15.703014	-4.41%	973
2014	15.059861	16.427506	9.08%	1,023
2013	11.265723	15.059861	33.68%	1,029
2012	9.688842	11.265723	16.28%	1,030
2011	10.423944	9.688842	-7.05%	965
2010*	10.000000	10.423944	4.24%	2,169

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.998075	16.929698	12.88%	700
2016	13.094066	14.998075	14.54%	700
2015	13.738665	13.094066	-4.69%	850
2014	12.626278	13.738665	8.81%	898
2013	9.474025	12.626278	33.27%	915
2012	8.163084	9.474025	16.06%	1,116
2011	8.806953	8.163084	-7.31%	1,588
2010	7.914167	8.806953	11.28%	3,847
2009	6.293303	7.914167	25.76%	7,132
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.278796	19.263830	26.08%	11,816
2016	14.539443	15.278796	5.09%	13,405
2015	14.758263	14.539443	-1.48%	24,562
2014	14.372720	14.758263	2.68%	33,830
2013	10.480364	14.372720	37.14%	40,625
2012	9.241391	10.480364	13.41%	41,529
2011	9.776372	9.241391	-5.47%	45,859
2010	7.810388	9.776372	25.17%	57,641
2009	6.224956	7.810388	25.47%	64,533
2008*	10.000000	6.224956	-37.75%	2,250
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.404857	21.803904	12.36%	15,813
2016	16.718352	19.404857	16.07%	18,924
2015	17.441873	16.718352	-4.15%	19,944
2014	15.101350	17.441873	15.50%	20,743
2013	11.276879	15.101350	33.91%	22,573
2012	9.820513	11.276879	14.83%	23,903
2011	10.186047	9.820513	-3.59%	28,704
2010	8.626530	10.186047	18.08%	38,069
2009	6.698993	8.626530	28.77%	45,031
2008*	10.000000	6.698993	-33.01%	4,288
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	23.643343	29.153665	23.31%	2,522
2016	22.117092	23.643343	6.90%	2,466
2015	22.240245	22.117092	-0.55%	3,667
2014	21.916969	22.240245	1.48%	3,746
2013	15.389494	21.916969	42.42%	4,371
2012	13.745569	15.389494	11.96%	4,883
2011	14.017124	13.745569	-1.94%	5,545
2010	11.320708	14.017124	23.82%	8,619
2009	8.998682	11.320708	25.80%	8,510
2008	17.016399	8.998682	-47.12%	8,368

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	60.285421	64.896893	7.65%	3,216
2016	48.499920	60.285421	24.30%	3,569
2015	52.287792	48.499920	-7.24%	3,993
2014	49.500513	52.287792	5.63%	4,254
2013	35.720804	49.500513	38.58%	5,392
2012	30.048777	35.720804	18.88%	6,531
2011	32.069864	30.048777	-6.30%	6,633
2010	25.664079	32.069864	24.96%	10,214
2009	20.601414	25.664079	24.57%	11,644
2008	30.764759	20.601414	-33.04%	12,462
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	48.384461	54.198530	12.02%	9,099
2016	39.908058	48.384461	21.24%	11,336
2015	41.105889	39.908058	-2.91%	11,670
2014	41.310578	41.105889	-0.50%	13,546
2013	29.703615	41.310578	39.08%	14,883
2012	26.056338	29.703615	14.00%	16,029
2011	27.952739	26.056338	-6.78%	17,292
2010	22.598710	27.952739	23.69%	19,858
2009	16.997792	22.598710	32.95%	18,713
2008	27.862455	16.997792	-38.99%	16,668
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	21.153807	25.164815	18.96%	3,688
2016	19.240360	21.153807	9.94%	4,587
2015	19.313128	19.240360	-0.38%	6,891
2014	17.447950	19.313128	10.69%	11,110
2013	13.483928	17.447950	29.40%	13,211
2012	11.961658	13.483928	12.73%	19,985
2011	12.055137	11.961658	-0.78%	24,283
2010	10.765841	12.055137	11.98%	26,713
2009	8.650226	10.765841	24.46%	27,717
2008	14.995969	8.650226	-42.32%	31,853
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.286910	15.017905	5.12%	8,556
2016	13.483703	14.286910	5.96%	10,152
2015	14.434619	13.483703	-6.59%	10,670
2014	11.347081	14.434619	27.21%	15,095
2013	11.156789	11.347081	1.71%	19,811
2012	9.762846	11.156789	14.28%	20,758
2011	9.287398	9.762846	5.12%	23,896
2010	7.228034	9.287398	28.49%	30,522
2009	5.597338	7.228034	29.13%	37,473
2008*	10.000000	5.597338	-44.03%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.303136	17.114133	19.65%	1,194
2016	13.008544	14.303136	9.95%	0
2015	13.056769	13.008544	-0.37%	0
2014	11.698844	13.056769	11.61%	0
2013*	10.000000	11.698844	16.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.494294	10.521816	0.26%	1,070
2016	10.373648	10.494294	1.16%	2,042
2015	10.546244	10.373648	-1.64%	2,267
2014	10.632633	10.546244	-0.81%	2,385
2013	10.761332	10.632633	-1.20%	4,378
2012	10.532312	10.761332	2.17%	2,998
2011	10.533921	10.532312	-0.02%	3,064
2010	10.420495	10.533921	1.09%	3,464
2009	9.856957	10.420495	5.72%	4,104
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.528012	16.373188	12.70%	0
2016	12.177331	14.528012	19.30%	0
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.072567	17.045717	21.13%	5,770
2016	14.100165	14.072567	-0.20%	5,964
2015	14.866112	14.100165	-5.15%	5,964
2014	16.397851	14.866112	-9.34%	6,118
2013	13.833939	16.397851	18.53%	6,359
2012	11.723024	13.833939	18.01%	6,359
2011	13.562540	11.723024	-13.56%	8,277
2010	12.921098	13.562540	4.96%	8,681
2009*	10.000000	12.921098	29.21%	6,638
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.849517	12.109801	22.95%	216
2016	9.580198	9.849517	2.81%	226
2015*	10.000000	9.580198	-4.20%	237

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.486639	10.442933	-0.42%	1,539
2016	10.496405	10.486639	-0.09%	906
2015	10.615156	10.496405	-1.12%	926
2014	10.689776	10.615156	-0.70%	2,724
2013	10.764190	10.689776	-0.69%	3,098
2012	10.426179	10.764190	3.24%	3,153
2011	10.532710	10.426179	-1.01%	3,565
2010	10.135756	10.532710	3.92%	7,832
2009	9.061609	10.135756	11.85%	10,274
2008	10.605123	9.061609	-14.55%	12,760
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.030243	25.752077	16.89%	1,940
2016	20.316032	22.030243	8.44%	1,974
2015	20.679506	20.316032	-1.76%	2,007
2014	18.981257	20.679506	8.95%	2,033
2013	13.975804	18.981257	35.82%	2,103
2012	12.759393	13.975804	9.53%	2,174
2011	13.337975	12.759393	-4.34%	1,915
2010	10.999572	13.337975	21.26%	1,971
2009	8.479606	10.999572	29.72%	1,098
2008	14.187383	8.479606	-40.23%	1,098
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.324725	30.451986	25.19%	0
2016	25.199242	24.324725	-3.47%	0
2015	24.657418	25.199242	2.20%	0
2014	21.646709	24.657418	13.91%	0
2013	16.904418	21.646709	28.05%	0
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
2009	9.985816	14.243730	42.64%	38,365
2008	18.570724	9.985816	-46.23%	39,330
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	24.363511	30.971499	27.12%	6,349
2016	24.120488	24.363511	1.01%	6,709
2015	22.923800	24.120488	5.22%	6,882
2014	21.955792	22.923800	4.41%	7,983
2013	16.358392	21.955792	34.22%	9,067
2012	14.233377	16.358392	14.93%	10,857
2011	14.264164	14.233377	-0.22%	11,211
2010	11.337902	14.264164	25.81%	14,605
2009	8.662587	11.337902	30.88%	13,914
2008	17.232342	8.662587	-49.73%	15,164

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	18.820397	25.387589	34.89%	14,200
2016	19.051988	18.820397	-1.22%	17,691
2015	18.570503	19.051988	2.59%	20,355
2014	18.393482	18.570503	0.96%	23,801
2013	14.638367	18.393482	25.65%	6,395
2012	12.230733	14.638367	19.69%	9,411
2011	13.511686	12.230733	-9.48%	9,533
2010	11.804875	13.511686	14.46%	29,010
2009	8.557055	11.804875	37.95%	38,305
2008	14.495447	8.557055	-40.97%	33,971
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.306770	10.811266	4.89%	1,787
2016	9.801797	10.306770	5.15%	1,789
2015	10.160577	9.801797	-3.53%	1,809
2014	10.010249	10.160577	1.50%	1,839
2013	10.155553	10.010249	-1.43%	1,859
2012*	10.000000	10.155553	1.56%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	24.728665	28.535446	15.39%	8,269
2016	22.445888	24.728665	10.17%	14,562
2015	22.008992	22.445888	1.99%	17,287
2014	20.142898	22.008992	9.26%	20,744
2013	15.487256	20.142898	30.06%	23,529
2012	13.426463	15.487256	15.35%	28,131
2011	13.604887	13.426463	-1.31%	34,435
2010	11.871691	13.604887	14.60%	41,493
2009	9.376011	11.871691	26.62%	44,892
2008	15.439159	9.376011	-39.27%	49,186
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.470461	20.811886	12.68%	528
2016	15.851386	18.470461	16.52%	165
2015	17.066987	15.851386	-7.12%	165
2014	15.448253	17.066987	10.48%	165
2013	11.099180	15.448253	39.18%	165
2012	9.531296	11.099180	16.45%	165
2011	9.875060	9.531296	-3.48%	165
2010	8.107393	9.875060	21.80%	165
2009	5.987212	8.107393	35.41%	261
2008	9.757357	5.987212	-38.64%	2,705

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.396674	11.634778	11.91%	3,842
2016	9.329288	10.396674	11.44%	5,932
2015	10.408498	9.329288	-10.37%	6,005
2014	10.497838	10.408498	-0.85%	12,635
2013	10.624494	10.497838	-1.19%	1,084
2012*	10.000000	10.624494	6.24%	1,328
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.446335	11.319328	8.36%	0
2016	9.348339	10.446335	11.75%	0
2015	9.700922	9.348339	-3.63%	0
2014*	10.000000	9.700922	-2.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.080258	12.110606	9.30%	154
2016	10.909064	11.080258	1.57%	154
2015	11.907130	10.909064	-8.38%	154
2014	12.027758	11.907130	-1.00%	2,889
2013	13.042689	12.027758	-7.78%	11,728
2012	12.557857	13.042689	3.86%	11,728
2011	11.735153	12.557857	7.01%	11,760
2010	10.870871	11.735153	7.95%	12,108
2009*	10.000000	10.870871	8.71%	50
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.455698	11.448769	-0.06%	738
2016	11.456652	11.455698	-0.01%	888
2015	11.583367	11.456652	-1.09%	978
2014	11.648781	11.583367	-0.56%	2,115
2013	11.829684	11.648781	-1.53%	10,062
2012	11.334165	11.829684	4.37%	19,029
2011	11.368465	11.334165	-0.30%	16,242
2010	10.950340	11.368465	3.82%	16,193
2009*	10.000000	10.950340	9.50%	16,014
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.609948	13.925430	2.32%	0
2016	13.108785	13.609948	3.82%	0
2015	13.650653	13.108785	-3.97%	0
2014	13.415731	13.650653	1.75%	0
2013	14.972496	13.415731	-10.40%	0
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
2009	10.153568	11.860177	16.81%	0
2008	11.064532	10.153568	-8.23%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.114803	10.213804	0.98%	0
2016*	10.000000	10.114803	1.15%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.308687	15.853864	3.56%	0
2016	15.104120	15.308687	1.35%	0
2015	15.236698	15.104120	-0.87%	0
2014	14.805070	15.236698	2.92%	0
2013	15.299257	14.805070	-3.23%	0
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
2009	11.516424	12.961276	12.55%	0
2008	11.139136	11.516424	3.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.775420	11.148048	3.46%	9,160
2016	10.642012	10.775420	1.25%	1,816
2015	10.746116	10.642012	-0.97%	1,854
2014	10.452058	10.746116	2.81%	1,902
2013	10.811694	10.452058	-3.33%	3,020
2012	10.004024	10.811694	8.07%	1,332
2011*	10.000000	10.004024	0.04%	597
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.834084	12.286680	24.94%	0
2016*	10.000000	9.834084	-1.66%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.524079	14.040874	3.82%	0
2016	11.445569	13.524079	18.16%	0
2015	13.246627	11.445569	-13.60%	0
2014	13.919215	13.246627	-4.83%	0
2013	11.656263	13.919215	19.41%	0
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
2009	6.322436	9.862318	55.99%	0
2008	11.291953	6.322436	-44.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.959682	35.133185	25.66%	2,568
2016	31.726679	27.959682	-11.87%	2,012
2015	28.580474	31.726679	11.01%	806
2014	22.066684	28.580474	29.52%	713
2013	14.854028	22.066684	48.56%	638
2012	11.488675	14.854028	29.29%	483
2011	10.544560	11.488675	8.95%	483
2010*	10.000000	10.544560	5.45%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.746583	7.495412	-3.24%	449
2016	5.472537	7.746583	41.55%	449
2015	8.353783	5.472537	-34.49%	1,035
2014	10.494193	8.353783	-20.40%	633
2013	9.639938	10.494193	8.86%	1,755
2012*	10.000000	9.639938	-3.60%	923
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	46.018047	68.602617	49.08%	663
2016	46.574700	46.018047	-1.20%	805
2015	54.865338	46.574700	-15.11%	1,303
2014	55.819633	54.865338	-1.71%	1,679
2013	50.486228	55.819633	10.56%	1,915
2012	39.406309	50.486228	28.12%	2,636
2011	53.762017	39.406309	-26.70%	2,620
2010	42.943373	53.762017	25.19%	2,630
2009	20.409502	42.943373	110.41%	2,639
2008	58.713950	20.409502	-65.24%	1,635
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	39.214476	38.048834	-2.97%	872
2016	27.645589	39.214476	41.85%	881
2015	42.087077	27.645589	-34.31%	919
2014	52.711778	42.087077	-20.16%	1,182
2013	48.316428	52.711778	9.10%	1,185
2012	47.351010	48.316428	2.04%	1,189
2011	57.419739	47.351010	-17.54%	123
2010	45.015030	57.419739	27.56%	123
2009	28.951032	45.015030	55.49%	123
2008	54.446893	28.951032	-46.83%	123
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	17.554463	21.910946	24.82%	3,110
2016	17.118202	17.554463	2.55%	3,511
2015	17.901088	17.118202	-4.37%	4,744
2014	16.458213	17.901088	8.77%	8,380
2013	12.450615	16.458213	32.19%	15,131
2012	10.848886	12.450615	14.76%	15,720
2011	11.796908	10.848886	-8.04%	17,680
2010	10.638886	11.796908	10.88%	23,153
2009	8.483303	10.638886	25.41%	20,812
2008	13.833494	8.483303	-38.68%	24,349

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.032522	29.854838	24.23%	386
2016	22.597610	24.032522	6.35%	386
2015	23.574819	22.597610	-4.15%	386
2014	24.342431	23.574819	-3.15%	386
2013	16.416717	24.342431	48.28%	386
2012	15.419739	16.416717	6.47%	477
2011	16.375138	15.419739	-5.83%	701
2010	13.086941	16.375138	25.13%	1,723
2009*	10.000000	13.086941	30.87%	2,765

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.440758	12.903356	12.78%	0
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	853
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.180591	21.353909	11.33%	3,974
2016	15.579730	19.180591	23.11%	5,202
2015	16.746501	15.579730	-6.97%	3,780
2014	15.581719	16.746501	7.48%	4,120
2013	11.475886	15.581719	35.78%	7,666
2012	9.819678	11.475886	16.87%	6,235
2011	10.893002	9.819678	-9.85%	6,344
2010	8.722650	10.893002	24.88%	8,284
2009	6.198064	8.722650	40.73%	2,579
2008*	10.000000	6.198064	-38.02%	9,142
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.496597	13.803775	2.28%	6,099
2016	13.105780	13.496597	2.98%	5,730
2015	13.621321	13.105780	-3.78%	6,349
2014	13.366657	13.621321	1.91%	8,031
2013	14.804972	13.366657	-9.72%	10,592
2012	13.975831	14.804972	5.93%	20,361
2011	12.677558	13.975831	10.24%	22,783
2010	12.225190	12.677558	3.70%	20,927
2009	11.243940	12.225190	8.73%	34,721
2008	11.581808	11.243940	-2.92%	32,587
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	23.324917	27.725048	18.86%	18,366
2016	20.834029	23.324917	11.96%	23,009
2015	22.376880	20.834029	-6.89%	27,067
2014	20.162123	22.376880	10.98%	28,673
2013	15.047642	20.162123	33.99%	30,528
2012	13.293928	15.047642	13.19%	42,775
2011	13.068760	13.293928	1.72%	50,117
2010	11.605666	13.068760	12.61%	49,365
2009	9.961739	11.605666	16.50%	58,620
2008	15.437641	9.961739	-35.47%	57,920

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	17.050842	22.070757	29.44%	0
2016	18.289175	17.050842	-6.77%	0
2015	18.399963	18.289175	-0.60%	0
2014	19.738758	18.399963	-6.78%	0
2013	16.345603	19.738758	20.76%	0
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
2009*	10.000000	14.101544	31.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.416875	25.803205	10.19%	7,226
2016	19.320661	23.416875	21.20%	8,414
2015	19.869759	19.320661	-2.76%	5,831
2014	17.300391	19.869759	14.85%	9,085
2013	13.478073	17.300391	28.36%	7,095
2012	11.745193	13.478073	14.75%	7,488
2011	11.988741	11.745193	-2.03%	8,943
2010	10.190630	11.988741	17.64%	7,734
2009	7.949586	10.190630	28.19%	6,730
2008	10.652040	7.949586	-25.37%	9,374
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	35.310323	37.882173	7.28%	0
2016	29.707961	35.310323	18.86%	0
2015	31.331528	29.707961	-5.18%	0
2014	28.086530	31.331528	11.55%	0
2013	21.613509	28.086530	29.95%	0
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
2009	14.503440	17.149628	18.25%	100,493
2008	20.078494	14.503440	-27.77%	110,707
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.179574	12.847824	14.92%	0
2016	9.764095	11.179574	14.50%	0
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.296183	17.158871	12.18%	4,659
2016	14.936588	15.296183	2.41%	7,400
2015	15.294106	14.936588	-2.34%	8,104
2014	15.209523	15.294106	0.56%	9,543
2013	13.475079	15.209523	12.87%	9,091
2012	12.421855	13.475079	8.48%	9,410
2011	13.067152	12.421855	-4.94%	6,437
2010	12.067934	13.067152	8.28%	4,115
2009*	10.000000	12.067934	20.68%	1,184

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.258728	10.836995	5.64%	1,552
2016	9.217194	10.258728	11.30%	691
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.897857	10.077667	1.82%	0
2016	9.792122	9.897857	1.08%	0
2015*	10.000000	9.792122	-2.08%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.203867	2.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.206604	16.765808	10.25%	69
2016	11.758795	15.206604	29.32%	67
2015	12.743222	11.758795	-7.73%	0
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.897741	13.502950	13.49%	0
2016	10.468677	11.897741	13.65%	0
2015	10.885861	10.468677	-3.83%	0
2014*	10.000000	10.885861	8.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.574284	32.794953	10.89%	3,605
2016	23.843593	29.574284	24.03%	4,559
2015	24.746371	23.843593	-3.65%	6,862
2014	23.862879	24.746371	3.70%	7,118
2013	17.190298	23.862879	38.82%	8,520
2012	15.056008	17.190298	14.18%	8,075
2011	15.176213	15.056008	-0.79%	9,522
2010	12.226094	15.176213	24.13%	11,587
2009	9.912640	12.226094	23.34%	14,438
2008	14.544896	9.912640	-31.85%	15,728
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.917535	28.677972	19.90%	60,066
2016	21.703149	23.917535	10.20%	66,831
2015	21.759255	21.703149	-0.26%	75,861
2014	19.446442	21.759255	11.89%	81,764
2013	14.930538	19.446442	30.25%	90,922
2012	13.077254	14.930538	14.17%	109,404
2011	13.011532	13.077254	0.51%	131,619
2010	11.485265	13.011532	13.29%	168,519
2009	9.215577	11.485265	24.63%	186,610
2008	14.861839	9.215577	-37.99%	227,520

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.262569	21.917174	13.78%	12,984
2016	17.690355	19.262569	8.89%	12,376
2015	18.524250	17.690355	-4.50%	14,725
2014	16.551165	18.524250	11.92%	14,492
2013	12.488505	16.551165	32.53%	12,465
2012	11.305934	12.488505	10.46%	14,005
2011	11.357968	11.305934	-0.46%	15,919
2010	10.027613	11.357968	13.27%	20,980
2009	7.599551	10.027613	31.95%	29,297
2008	11.747891	7.599551	-35.31%	29,191
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	22.197876	27.884681	25.62%	14,284
2016	20.852617	22.197876	6.45%	18,160
2015	21.672969	20.852617	-3.79%	18,821
2014	20.324933	21.672969	6.63%	18,492
2013	17.012719	20.324933	19.47%	19,325
2012	15.617148	17.012719	8.94%	21,610
2011	14.521692	15.617148	7.54%	20,047
2010	12.765013	14.521692	13.76%	19,761
2009	10.557930	12.765013	20.90%	22,659
2008	15.192008	10.557930	-30.50%	21,425
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.158403	17.951169	26.79%	0
2016	14.562199	14.158403	-2.77%	0
2015	15.174376	14.562199	-4.03%	0
2014	16.962999	15.174376	-10.54%	0
2013	13.980418	16.962999	21.33%	0
2012	12.578919	13.980418	11.14%	0
2011	15.641514	12.578919	-19.58%	0
2010	15.179185	15.641514	3.05%	0
2009	11.748113	15.179185	29.21%	0
2008	19.000259	11.748113	-38.17%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	18.622700	22.906271	23.00%	0
2016	16.124239	18.622700	15.50%	0
2015	16.725731	16.124239	-3.60%	0
2014	16.688563	16.725731	0.22%	0
2013	11.388066	16.688563	46.54%	0
2012	9.575238	11.388066	18.93%	0
2011	11.265927	9.575238	-15.01%	0
2010	8.707570	11.265927	29.38%	0
2009	7.003276	8.707570	24.34%	238
2008	11.375792	7.003276	-38.44%	513

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.401626	10.614841	2.05%	14,244
2016	9.677816	10.401626	7.48%	11,459
2015	9.908563	9.677816	-2.33%	942
2014*	10.000000	9.908563	-0.91%	23,099
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	18.022340	18.497193	2.63%	26,014
2016	17.595412	18.022340	2.43%	29,001
2015	17.879734	17.595412	-1.59%	30,220
2014	17.462055	17.879734	2.39%	34,292
2013	17.519704	17.462055	-0.33%	46,346
2012	16.186390	17.519704	8.24%	52,154
2011	16.042727	16.186390	0.90%	71,635
2010	14.987624	16.042727	7.04%	82,839
2009	12.614835	14.987624	18.81%	86,814
2008	13.792665	12.614835	-8.54%	91,038
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.453855	16.111721	11.47%	3,185
2016	13.916656	14.453855	3.86%	4,385
2015	14.151227	13.916656	-1.66%	3,963
2014	13.746966	14.151227	2.94%	3,963
2013	12.289221	13.746966	11.86%	5,595
2012	11.154354	12.289221	10.17%	5,059
2011	11.338883	11.154354	-1.63%	3,963
2010	10.195394	11.338883	11.22%	3,205
2009	8.324343	10.195394	22.48%	3,205
2008	11.262606	8.324343	-26.09%	3,205
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.418107	16.566835	14.90%	561
2016	13.782086	14.418107	4.61%	3,706
2015	14.022071	13.782086	-1.71%	3,520
2014	13.580533	14.022071	3.25%	3,336
2013	11.872166	13.580533	14.39%	839
2012	10.632757	11.872166	11.66%	271
2011	10.900559	10.632757	-2.46%	904
2010	9.648611	10.900559	12.98%	3,559
2009	7.595069	9.648611	27.04%	659
2008	11.442011	7.595069	-33.62%	210

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.690093	17.509318	19.19%	0
2016	13.979113	14.690093	5.09%	0
2015	14.218184	13.979113	-1.68%	0
2014	13.744581	14.218184	3.45%	0
2013	11.467459	13.744581	19.86%	581
2012	10.066257	11.467459	13.92%	0
2011	10.486471	10.066257	-4.01%	4,604
2010	9.163717	10.486471	14.43%	5,008
2009	7.069088	9.163717	29.63%	9,673
2008	11.572273	7.069088	-38.91%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.431782	11.949937	14.55%	0
2016*	10.000000	10.431782	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	34.305292	41.208834	20.12%	0
2016	32.223929	34.305292	6.46%	0
2015	32.483697	32.223929	-0.80%	0
2014	29.448410	32.483697	10.31%	0
2013	22.761930	29.448410	29.38%	0
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
2009	13.358484	17.878120	33.83%	132,923
2008	23.597432	13.358484	-43.39%	152,884
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.868998	10.425087	-4.08%	17,356
2016	8.252280	10.868998	31.71%	18,896
2015	10.555660	8.252280	-21.82%	19,500
2014	12.266121	10.555660	-13.94%	20,632
2013	10.015617	12.266121	22.47%	24,373
2012	9.694050	10.015617	3.32%	26,533
2011	10.365409	9.694050	-6.48%	27,301
2010	8.817909	10.365409	17.55%	28,493
2009	6.057053	8.817909	45.58%	28,732
2008	13.466625	6.057053	-55.02%	36,639
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.944592	27.759844	11.29%	37,432
2016	21.445615	24.944592	16.32%	41,929
2015	22.665829	21.445615	-5.38%	47,431
2014	21.147463	22.665829	7.18%	50,145
2013	16.745892	21.147463	26.28%	64,396
2012	14.485799	16.745892	15.60%	73,892
2011	14.558594	14.485799	-0.50%	89,254
2010	12.822952	14.558594	13.54%	115,648
2009	9.996397	12.822952	28.28%	131,704
2008	17.686387	9.996397	-43.48%	141,418

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.258405	12.951879	15.04%	0
2016*	10.000000	11.258405	12.58%	3,183
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	17.550701	23.270801	32.59%	0
2016	17.746394	17.550701	-1.10%	0
2015	17.054417	17.746394	4.06%	0
2014	15.421332	17.054417	10.59%	0
2013	11.345994	15.421332	35.92%	0
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
2009	5.446575	7.829580	43.75%	12,860
2008	12.286083	5.446575	-55.67%	14,208
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	21.841282	29.089499	33.19%	37,523
2016	21.982488	21.841282	-0.64%	37,599
2015	20.815277	21.982488	5.61%	38,561
2014	18.976948	20.815277	9.69%	42,053
2013	14.123356	18.976948	34.37%	48,081
2012	12.499038	14.123356	13.00%	54,564
2011	12.651861	12.499038	-1.21%	66,247
2010	10.337912	12.651861	22.38%	80,057
2009	8.177572	10.337912	26.42%	86,859
2008	15.710359	8.177572	-47.95%	94,987
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.537035	18.524286	5.63%	14,118
2016	15.542531	17.537035	12.83%	14,438
2015	16.370073	15.542531	-5.06%	16,390
2014	16.417672	16.370073	-0.29%	13,186
2013	15.719020	16.417672	4.44%	14,183
2012	13.953786	15.719020	12.65%	15,508
2011	13.609972	13.953786	2.53%	25,197
2010	12.124453	13.609972	12.25%	28,445
2009	8.548305	12.124453	41.83%	21,190
2008	11.563598	8.548305	-26.08%	21,855
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.452922	14.851235	2.76%	7,503
2016	14.002143	14.452922	3.22%	9,696
2015	14.294645	14.002143	-2.05%	11,475
2014	13.701852	14.294645	4.33%	12,479
2013	14.156871	13.701852	-3.21%	13,474
2012	13.568328	14.156871	4.34%	17,838
2011	12.828733	13.568328	5.77%	19,684
2010	12.076844	12.828733	6.23%	21,243
2009	10.583295	12.076844	14.11%	26,750
2008	11.099433	10.583295	-4.65%	26,024

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.700517	21.077601	19.08%	11,898
2016	16.003604	17.700517	10.60%	12,169
2015	16.469632	16.003604	-2.83%	12,265
2014	15.720897	16.469632	4.76%	12,793
2013	11.712215	15.720897	34.23%	16,521
2012	10.346673	11.712215	13.20%	25,463
2011	11.746913	10.346673	-11.92%	30,201
2010	9.251935	11.746913	26.97%	30,964
2009	6.698216	9.251935	38.13%	28,123
2008	11.224769	6.698216	-40.33%	22,779
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	17.321268	22.232256	28.35%	7,180
2016	18.505429	17.321268	-6.40%	7,770
2015	18.126006	18.505429	2.09%	7,970
2014	20.006826	18.126006	-9.40%	880
2013	15.555301	20.006826	28.62%	917
2012	13.081522	15.555301	18.91%	922
2011	16.020275	13.081522	-18.34%	1,054
2010	14.372058	16.020275	11.47%	1,179
2009	11.522435	14.372058	24.73%	1,494
2008	20.807759	11.522435	-44.62%	1,580
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.196671	1.97%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.156939	27.233903	17.61%	1,784
2016	21.440675	23.156939	8.00%	1,634
2015	22.418957	21.440675	-4.36%	2,756
2014	21.300268	22.418957	5.25%	2,780
2013	16.552264	21.300268	28.68%	2,849
2012	13.201500	16.552264	25.38%	4,126
2011	14.680826	13.201500	-10.08%	6,613
2010	11.768316	14.680826	24.75%	6,538
2009	7.579168	11.768316	55.27%	8,131
2008	15.736301	7.579168	-51.84%	9,400
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.037157	14.402300	10.47%	0
2016	11.676101	13.037157	11.66%	3,836
2015	12.620008	11.676101	-7.48%	3,836
2014	12.438455	12.620008	1.46%	4,762
2013	10.187087	12.438455	22.10%	3,442
2012	8.953922	10.187087	13.77%	269
2011	9.218340	8.953922	-2.87%	3,907
2010	8.475367	9.218340	8.77%	1,058
2009	6.595954	8.475367	28.49%	12,119
2008*	10.000000	6.595954	-34.04%	1,069

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.764238	17.056373	8.20%	8,072
2016	14.014111	15.764238	12.49%	11,558
2015	15.284102	14.014111	-8.31%	11,821
2014	14.809675	15.284102	3.20%	26,654
2013	13.175492	14.809675	12.40%	17,844
2012	11.856123	13.175492	11.13%	22,628
2011	11.738165	11.856123	1.00%	18,135
2010	10.560423	11.738165	11.15%	21,918
2009	7.894728	10.560423	33.77%	40,977
2008	11.376790	7.894728	-30.61%	23,565
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	18.064946	19.720081	9.16%	3,536
2016	14.065411	18.064946	28.44%	7,231
2015	15.395158	14.065411	-8.64%	4,300
2014	15.517245	15.395158	-0.79%	4,579
2013	11.545575	15.517245	34.40%	6,032
2012	9.886094	11.545575	16.79%	7,402
2011	10.412660	9.886094	-5.06%	9,267
2010	8.231833	10.412660	26.49%	12,852
2009	6.460770	8.231833	27.41%	14,696
2008	9.777596	6.460770	-33.92%	11,243
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.585843	11.893068	38.52%	9,462
2016	7.410485	8.585843	15.86%	7,182
2015	9.343599	7.410485	-20.69%	4,393
2014*	10.000000	9.343599	-6.56%	4,419
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.707421	19.287869	15.44%	0
2016	15.755371	16.707421	6.04%	0
2015	17.046353	15.755371	-7.57%	0
2014	19.390705	17.046353	-12.09%	0
2013	15.944981	19.390705	21.61%	0
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
2009	10.620386	14.389319	35.49%	0
2008	18.013780	10.620386	-41.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.441923	9.718538	15.12%	2,013
2016	7.984248	8.441923	5.73%	1,877
2015	8.655505	7.984248	-7.76%	1,764
2014*	10.000000	8.655505	-13.44%	2,157

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.581245	9.634275	0.55%	17,301
2016	9.434766	9.581245	1.55%	23,669
2015	9.994111	9.434766	-5.60%	27,658
2014*	10.000000	9.994111	-0.06%	34,435
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.227984	12.529171	11.59%	0
2016	10.908081	11.227984	2.93%	0
2015	11.740326	10.908081	-7.09%	0
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.087884	10.317760	2.28%	0
2016	10.275245	10.087884	-1.82%	11
2015	10.226781	10.275245	0.47%	0
2014	9.905190	10.226781	3.25%	0
2013*	10.000000	9.905190	-0.95%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.691431	14.405911	13.51%	0
2016	11.655282	12.691431	8.89%	0
2015	11.894023	11.655282	-2.01%	0
2014	11.482202	11.894023	3.59%	0
2013	9.757529	11.482202	17.68%	0
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
2009	7.578555	8.951281	18.11%	0
2008	12.468578	7.578555	-39.22%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.368172	18.901479	22.99%	0
2016	14.337294	15.368172	7.19%	0
2015	14.545055	14.337294	-1.43%	0
2014	13.042155	14.545055	11.52%	0
2013	10.129125	13.042155	28.76%	0
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
2009	5.400494	7.669714	42.02%	0
2008	9.118956	5.400494	-40.78%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.502343	17.494009	12.85%	0
2016	14.547918	15.502343	6.56%	0
2015	14.731217	14.547918	-1.24%	0
2014	13.993746	14.731217	5.27%	0
2013	12.407229	13.993746	12.79%	0
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0
2009	8.271398	10.250996	23.93%	0
2008	11.517362	8.271398	-28.18%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	18.087551	20.480535	13.23%	0
2016	14.940651	18.087551	21.06%	0
2015	15.892163	14.940651	-5.99%	0
2014	14.970220	15.892163	6.16%	0
2013	11.391585	14.970220	31.41%	0
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
2009	7.018770	9.209575	31.21%	0
2008	11.555230	7.018770	-39.26%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.775258	19.677114	4.80%	0
2016	16.194443	18.775258	15.94%	0
2015	17.091614	16.194443	-5.25%	0
2014	16.900675	17.091614	1.13%	0
2013	15.954136	16.900675	5.93%	0
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
2009	7.356950	12.537717	70.42%	0
2008	10.650762	7.356950	-30.93%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	22.068528	22.576584	2.30%	0
2016	17.668723	22.068528	24.90%	0
2015	19.179918	17.668723	-7.88%	0
2014	19.714737	19.179918	-2.71%	0
2013	14.609153	19.714737	34.95%	0
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
2009	7.119358	10.951541	53.83%	0
2008	11.751183	7.119358	-39.42%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.967192	22.398760	12.18%	0
2016	15.967641	19.967192	25.05%	0
2015	17.366004	15.967641	-8.05%	0
2014	17.444373	17.366004	-0.45%	0
2013	13.263226	17.444373	31.52%	0
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0
2009	7.623979	10.824826	41.98%	0
2008	10.803640	7.623979	-29.43%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.677978	20.135883	20.73%	0
2016	14.900672	16.677978	11.93%	0
2015	15.302668	14.900672	-2.63%	0
2014	14.257255	15.302668	7.33%	0
2013	10.225369	14.257255	39.43%	0
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
2009	5.612552	7.485480	33.37%	0
2008	10.780612	5.612552	-47.94%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.573110	19.988956	28.36%	0
2016	14.519410	15.573110	7.26%	0
2015	13.952084	14.519410	4.07%	0
2014	12.272957	13.952084	13.68%	0
2013	9.698671	12.272957	26.54%	0
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
2009	6.218075	8.175667	31.48%	0
2008	10.016465	6.218075	-37.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.931778	18.758463	25.63%	0
2016	14.799919	14.931778	0.89%	0
2015	14.287142	14.799919	3.59%	0
2014	13.355502	14.287142	6.98%	0
2013	9.660679	13.355502	38.25%	0
2012*	10.000000	9.660679	-3.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.757665	18.493936	25.32%	0
2016	14.663314	14.757665	0.64%	0
2015	14.189934	14.663314	3.34%	0
2014	13.297860	14.189934	6.71%	0
2013	9.642499	13.297860	37.91%	0
2012*	10.000000	9.642499	-3.58%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	20.017916	22.350299	11.65%	0
2016	18.402312	20.017916	8.78%	0
2015	19.796430	18.402312	-7.04%	0
2014	18.555751	19.796430	6.69%	473
2013	14.552971	18.555751	27.50%	473
2012	12.954265	14.552971	12.34%	473
2011	13.139495	12.954265	-1.41%	473
2010	12.157498	13.139495	8.08%	473
2009	9.605665	12.157498	26.57%	951
2008	13.938670	9.605665	-31.09%	1,503
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.732793	16.137798	9.54%	0
2016	12.971864	14.732793	13.57%	0
2015	13.458086	12.971864	-3.61%	0
2014	12.511868	13.458086	7.56%	219
2013	10.131593	12.511868	23.49%	219
2012	9.123205	10.131593	11.05%	219
2011*	10.000000	9.123205	-8.77%	219
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.748627	14.218187	11.53%	0
2016	12.664282	12.748627	0.67%	0
2015	13.030470	12.664282	-2.81%	0
2014	11.523916	13.030470	13.07%	0
2013	11.373049	11.523916	1.33%	0
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
2009	6.486273	8.416033	29.75%	0
2008	11.878721	6.486273	-45.40%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.306810	22.061402	14.27%	0
2016	22.103643	19.306810	-12.65%	0
2015	21.719149	22.103643	1.77%	0
2014	18.397669	21.719149	18.05%	0
2013	13.269579	18.397669	38.65%	0
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0
2009	8.293118	10.445282	25.95%	0
2008	11.777393	8.293118	-29.58%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	21.387728	25.953329	21.35%	0
2016	21.777963	21.387728	-1.79%	0
2015	22.605740	21.777963	-3.66%	0
2014	22.839413	22.605740	-1.02%	0
2013	19.453172	22.839413	17.41%	0
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
2009	12.489403	16.662980	33.42%	0
2008	21.235572	12.489403	-41.19%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.667447	15.459204	13.11%	905
2016	12.242528	13.667447	11.64%	905
2015	12.965066	12.242528	-5.57%	120
2014	12.616435	12.965066	2.76%	120
2013	9.955345	12.616435	26.73%	121
2012*	10.000000	9.955345	-0.45%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.786616	16.612561	20.50%	85
2016	13.895240	13.786616	-0.78%	85
2015	13.940168	13.895240	-0.32%	231
2014	13.121647	13.940168	6.24%	231
2013	9.737053	13.121647	34.76%	370
2012*	10.000000	9.737053	-2.63%	370
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.913963	29.069819	16.68%	1,473
2016	25.919646	24.913963	-3.88%	2,981
2015	28.667098	25.919646	-9.58%	7,501
2014	30.674498	28.667098	-6.54%	7,592
2013	24.849103	30.674498	23.44%	8,269
2012	21.136731	24.849103	17.56%	7,616
2011	23.089227	21.136731	-8.46%	8,946
2010	21.536641	23.089227	7.21%	3,523
2009*	10.000000	21.536641	23.36%	4,079
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.899207	28.309360	5.24%	1,176
2016	23.467644	26.899207	14.62%	1,176
2015	25.443931	23.467644	-7.77%	1,203
2014	25.310047	25.443931	0.53%	1,067
2013	23.218567	25.310047	9.01%	5,727
2012	19.838867	23.218567	17.04%	2,691

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.233700	29.085814	25.19%	0
2016	22.193504	23.233700	4.69%	0
2015	23.877356	22.193504	-7.05%	0
2014	22.438337	23.877356	6.41%	0
2013	17.504752	22.438337	28.18%	525
2012	15.625954	17.504752	12.02%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.865484	10.058977	1.96%	0
2016	9.782774	9.865484	0.85%	0
2015*	10.000000	9.782774	-2.17%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.548673	21.223086	28.25%	47,853
2016	16.454881	16.548673	0.57%	49,346
2015	14.901256	16.454881	10.43%	54,735
2014	13.925952	14.901256	7.00%	56,654
2013	10.785306	13.925952	29.12%	63,122
2012	8.827190	10.785306	22.18%	74,017
2011	9.615212	8.827190	-8.20%	98,572
2010	9.153635	9.615212	5.04%	115,694
2009	6.354726	9.153635	44.04%	126,394
2008	11.567341	6.354726	-45.06%	130,290
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.764026	12.529394	42.96%	46,115
2016	7.802824	8.764026	12.32%	39,756
2015	7.558459	7.802824	3.23%	37,296
2014	7.006919	7.558459	7.87%	51,124
2013	5.246127	7.006919	33.56%	70,064
2012	4.463381	5.246127	17.54%	76,436
2011	4.953177	4.463381	-9.89%	16,262
2010	4.036206	4.953177	22.72%	18,519
2009	2.607720	4.036206	54.78%	23,456
2008	4.718130	2.607720	-44.73%	27,284
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.342695	13.346635	29.04%	55,014
2016	11.237618	10.342695	-7.96%	62,060
2015	12.491225	11.237618	-10.04%	65,970
2014	14.405470	12.491225	-13.29%	67,331
2013	12.777721	14.405470	12.74%	77,919
2012	11.444515	12.777721	11.65%	86,422
2011	17.145500	11.444515	-33.25%	25,814
2010	13.901995	17.145500	23.33%	31,133
2009	7.869575	13.901995	76.65%	33,718
2008	16.699513	7.869575	-52.88%	42,438

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	27.613586	30.991610	12.23%	4,568
2016	24.404181	27.613586	13.15%	3,888
2015	25.412954	24.404181	-3.97%	3,059
2014	22.379755	25.412954	13.55%	3,215
2013	17.147153	22.379755	30.52%	1,839
2012	14.439939	17.147153	18.75%	678
2011	14.327528	14.439939	0.78%	1,027
2010	11.764239	14.327528	21.79%	1,562
2009	9.412391	11.764239	24.99%	1,836
2008	14.285188	9.412391	-34.11%	2,028
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.880214	11.198487	26.11%	6,662
2016	7.452718	8.880214	19.15%	0
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	971
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.970969	10.216799	2.47%	0
2016*	10.000000	9.970969	-0.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.468357	16.785826	24.63%	423
2016	12.548081	13.468357	7.33%	0
2015	12.998711	12.548081	-3.47%	56
2014	14.244140	12.998711	-8.74%	56
2013	10.224572	14.244140	39.31%	917
2012*	10.000000	10.224572	2.25%	508
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	18.484184	21.398909	15.77%	12,974
2016	16.467843	18.484184	12.24%	17,658
2015	16.850590	16.467843	-2.27%	13,035
2014	15.499830	16.850590	8.71%	13,746
2013	11.587269	15.499830	33.77%	15,372
2012	10.136310	11.587269	14.31%	23,747
2011	10.322888	10.136310	-1.81%	24,891
2010	9.408753	10.322888	9.72%	30,514
2009	7.788820	9.408753	20.80%	29,768
2008	11.739304	7.788820	-33.65%	23,394
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.073429	20.109857	25.11%	7,045
2016	15.690071	16.073429	2.44%	4,190
2015	14.959329	15.690071	4.88%	3,134
2014	14.994200	14.959329	-0.23%	361
2013	11.908476	14.994200	25.91%	1,019
2012	10.412896	11.908476	14.36%	11
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	245

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.242061	13.879371	4.81%	167
2016	12.649745	13.242061	4.68%	176
2015	12.906894	12.649745	-1.99%	186
2014	12.130637	12.906894	6.40%	197
2013	12.335750	12.130637	-1.66%	47
2012	11.426292	12.335750	7.96%	47
2011	10.963069	11.426292	4.23%	47
2010	10.372014	10.963069	5.70%	47
2009	9.589082	10.372014	8.16%	70
2008	10.824988	9.589082	-11.42%	3,708
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	45.388055	49.124848	8.23%	509
2016	41.615107	45.388055	9.07%	518
2015	42.660572	41.615107	-2.45%	523
2014	42.014417	42.660572	1.54%	582
2013	46.673255	42.014417	-9.98%	630
2012	40.109303	46.673255	16.37%	746
2011	37.985266	40.109303	5.59%	3,187
2010	35.085823	37.985266	8.26%	3,344
2009	27.314305	35.085823	28.45%	4,127
2008	32.565389	27.314305	-16.12%	3,504
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.326549	10.355187	11.03%	468
2016	8.223058	9.326549	13.42%	448
2015*	10.000000	8.223058	-17.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.926148	18.242723	14.55%	0
2016	15.290773	15.926148	4.16%	0
2015	16.559041	15.290773	-7.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.831508	19.513907	15.94%	0
2016	15.369889	16.831508	9.51%	0
2015	16.783094	15.369889	-8.42%	217
2014	17.371316	16.783094	-3.39%	234
2013	13.348145	17.371316	30.14%	234
2012	11.034498	13.348145	20.97%	926
2011	11.288018	11.034498	-2.25%	911
2010*	10.000000	11.288018	12.88%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.500585	27.339807	7.21%	53,181
2016	21.462048	25.500585	18.82%	58,372
2015	22.727478	21.462048	-5.57%	66,331
2014	20.366653	22.727478	11.59%	71,865
2013	15.652340	20.366653	30.12%	78,064
2012	13.838017	15.652340	13.11%	85,198
2011	13.936878	13.838017	-0.71%	99,866
2010	12.451066	13.936878	11.93%	126,109
2009*	10.000000	12.451066	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.658572	17.887451	14.23%	21,911
2016	14.561756	15.658572	7.53%	20,958
2015	14.617188	14.561756	-0.38%	12,810
2014	14.112912	14.617188	3.57%	13,234
2013	11.604010	14.112912	21.62%	14,560
2012	10.165503	11.604010	14.15%	14,979
2011	10.209472	10.165503	-0.43%	22,023
2010	9.238844	10.209472	10.51%	21,050
2009	7.588470	9.238844	21.75%	24,489
2008	10.954073	7.588470	-30.72%	24,468
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.691765	11.904800	1.82%	2,304
2016	11.545328	11.691765	1.27%	4,442
2015	11.730420	11.545328	-1.58%	4,499
2014	11.327043	11.730420	3.56%	4,940
2013	11.785385	11.327043	-3.89%	7,790
2012	11.381759	11.785385	3.55%	10,428
2011	10.912484	11.381759	4.30%	15,428
2010	10.436622	10.912484	4.56%	17,306
2009	9.433308	10.436622	10.64%	15,080
2008	10.609831	9.433308	-11.09%	12,654
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.060828	20.751253	29.20%	7,118
2016	16.249589	16.060828	-1.16%	5,212
2015	15.460382	16.249589	5.10%	8,673
2014	15.389466	15.460382	0.46%	7,071
2013	12.126730	15.389466	26.91%	8,320
2012	10.069132	12.126730	20.43%	7,923
2011	11.254382	10.069132	-10.53%	11,502
2010	10.249994	11.254382	9.80%	12,318
2009	7.337562	10.249994	39.69%	13,295
2008	12.121527	7.337562	-39.47%	8,885

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.701120	21.056256	26.08%	7,601
2016	15.522153	16.701120	7.60%	8,286
2015	14.784351	15.522153	4.99%	9,597
2014	13.867974	14.784351	6.61%	9,808
2013	10.846099	13.867974	27.86%	10,060
2012	9.365156	10.846099	15.81%	16,339
2011	9.960000	9.365156	-5.97%	19,526
2010	8.542120	9.960000	16.60%	23,363
2009	6.239296	8.542120	36.91%	20,959
2008	11.337557	6.239296	-44.97%	20,310
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.677198	17.654577	20.29%	6,204
2016	13.392624	14.677198	9.59%	7,983
2015	13.429965	13.392624	-0.28%	11,046
2014	12.350590	13.429965	8.74%	10,124
2013	9.415433	12.350590	31.17%	9,003
2012	8.153379	9.415433	15.48%	11,092
2011	8.453715	8.153379	-3.55%	12,337
2010	7.721847	8.453715	9.48%	8,096
2009	5.989361	7.721847	28.93%	8,148
2008	9.802828	5.989361	-38.90%	7,724
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	20.904863	24.334886	16.41%	6,456
2016	17.974954	20.904863	16.30%	6,752
2015	19.445842	17.974954	-7.56%	6,799
2014	18.056492	19.445842	7.69%	7,084
2013	13.494159	18.056492	33.81%	8,840
2012	11.547116	13.494159	16.86%	9,739
2011	11.983456	11.547116	-3.64%	11,550
2010	10.492443	11.983456	14.21%	12,663
2009	8.273910	10.492443	26.81%	11,670
2008	13.311361	8.273910	-37.84%	19,955
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.087536	11.786237	16.84%	0
2016*	10.000000	10.087536	0.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	22.371082	23.561158	5.32%	9,457
2016	19.864318	22.371082	12.62%	9,373
2015	20.675241	19.864318	-3.92%	12,454
2014	20.436953	20.675241	1.17%	11,815
2013	19.348266	20.436953	5.63%	6,942
2012	17.121352	19.348266	13.01%	8,859
2011	16.716897	17.121352	2.42%	11,676
2010	14.975621	16.716897	11.63%	13,420
2009	10.397663	14.975621	44.03%	14,113
2008	14.636808	10.397663	-28.96%	14,561

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.504808	17.866132	23.17%	20,626
2016	12.942314	14.504808	12.07%	21,799
2015	13.262628	12.942314	-2.42%	26,677
2014	12.611803	13.262628	5.16%	30,004
2013	8.889130	12.611803	41.88%	36,873
2012	7.705574	8.889130	15.36%	39,608
2011	8.837654	7.705574	-12.81%	65,737
2010	7.749115	8.837654	14.05%	72,526
2009	5.135407	7.749115	50.90%	79,773
2008*	10.000000	5.135407	-48.65%	898
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.006819	13.547260	23.08%	1,778
2016*	10.000000	11.006819	10.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.234054	18.997364	17.02%	8,202
2016	14.944431	16.234054	8.63%	6,466
2015	15.198163	14.944431	-1.67%	6,689
2014	13.929269	15.198163	9.11%	6,715
2013	10.175248	13.929269	36.89%	6,845
2012	9.251044	10.175248	9.99%	3,289
2011	9.685356	9.251044	-4.48%	3,925
2010	7.944449	9.685356	21.91%	4,318
2009	6.122477	7.944449	29.76%	7,102
2008*	10.000000	6.122477	-38.78%	8,851
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.261408	15.673140	18.19%	4,228
2016	12.404890	13.261408	6.90%	4,228
2015	12.799134	12.404890	-3.08%	4,228
2014	12.415957	12.799134	3.09%	4,228
2013	9.720625	12.415957	27.73%	4,228
2012	8.483576	9.720625	14.58%	4,228
2011	9.185337	8.483576	-7.64%	4,228
2010	8.099592	9.185337	13.40%	0
2009	6.355008	8.099592	27.45%	2,393
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.922577	14.284989	10.54%	2,686
2016	12.344881	12.922577	4.68%	10,576
2015	12.647807	12.344881	-2.40%	10,576
2014	12.292622	12.647807	2.89%	5,626
2013	10.867888	12.292622	13.11%	3,213
2012	9.919751	10.867888	9.56%	3,034
2011	10.192308	9.919751	-2.67%	5,420
2010	9.357952	10.192308	8.92%	26,486
2009	7.916818	9.357952	18.20%	21,893
2008*	10.000000	7.916818	-20.83%	4,749

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.283830	15.176331	14.25%	170
2016	12.546506	13.283830	5.88%	553
2015	12.889463	12.546506	-2.66%	553
2014	12.479625	12.889463	3.28%	834
2013	10.433676	12.479625	19.61%	9,127
2012	9.307046	10.433676	12.11%	9,127
2011	9.771043	9.307046	-4.75%	9,127
2010	8.812871	9.771043	10.87%	12,930
2009	7.194892	8.812871	22.49%	8,745
2008*	10.000000	7.194892	-28.05%	8,574
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.050746	12.644413	4.93%	940
2016	11.676574	12.050746	3.20%	1,021
2015	11.923875	11.676574	-2.07%	1,258
2014	11.696785	11.923875	1.94%	1,434
2013	11.299466	11.696785	3.52%	41,939
2012	10.655439	11.299466	6.04%	40,669
2011	10.650655	10.655439	0.04%	40,687
2010	10.108923	10.650655	5.36%	40,687
2009	9.066730	10.108923	11.49%	11,028
2008*	10.000000	9.066730	-9.33%	15,930
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.733802	12.152900	13.22%	0
2016	10.307537	10.733802	4.14%	0
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.739545	12.479927	16.21%	4,310
2016	10.249384	10.739545	4.78%	0
2015	10.922285	10.249384	-6.16%	0
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	432
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.136291	14.769770	12.43%	10,928
2016	12.474867	13.136291	5.30%	19,084
2015	12.781824	12.474867	-2.40%	19,105
2014	12.390488	12.781824	3.16%	32,142
2013	10.661747	12.390488	16.21%	22,750
2012	9.618214	10.661747	10.85%	29,581
2011	9.982416	9.618214	-3.65%	28,661
2010	9.085842	9.982416	9.87%	38,932
2009	7.552592	9.085842	20.30%	15,025
2008*	10.000000	7.552592	-24.47%	560

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.221117	15.399939	16.48%	5,775
2016	12.455975	13.221117	6.14%	6,010
2015	12.819720	12.455975	-2.84%	6,033
2014	12.428198	12.819720	3.15%	6,033
2013	10.137244	12.428198	22.60%	7,028
2012	8.968194	10.137244	13.04%	12,033
2011	9.536164	8.968194	-5.96%	13,714
2010	8.531026	9.536164	11.78%	15,722
2009	6.831944	8.531026	24.87%	3
2008*	10.000000	6.831944	-31.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.724189	13.793809	8.41%	3,476
2016	12.168029	12.724189	4.57%	3,773
2015	12.467336	12.168029	-2.40%	4,172
2014	12.142261	12.467336	2.68%	5,070
2013	11.064882	12.142261	9.74%	8,044
2012	10.192902	11.064882	8.55%	7,766
2011	10.360114	10.192902	-1.61%	1,176
2010	9.631751	10.360114	7.56%	1,176
2009	8.296674	9.631751	16.09%	466
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.744891	13.126112	2.99%	1,456
2016	12.263219	12.744891	3.93%	2,471
2015	12.521223	12.263219	-2.06%	2,320
2014	12.081801	12.521223	3.64%	2,311
2013	12.485812	12.081801	-3.24%	2,196
2012	11.746298	12.485812	6.30%	7,762
2011	11.169967	11.746298	5.16%	8,055
2010	10.576480	11.169967	5.61%	7,835
2009	9.855478	10.576480	7.32%	8,875
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.329376	13.645255	2.37%	1,533
2016	13.075110	13.329376	1.94%	2,279
2015	13.322944	13.075110	-1.86%	890
2014	12.876674	13.322944	3.47%	1,178
2013	13.325910	12.876674	-3.37%	1,422
2012	12.611065	13.325910	5.67%	1,352
2011	12.054199	12.611065	4.62%	1,787
2010	11.302080	12.054199	6.65%	1,228
2009	9.839470	11.302080	14.86%	1,268
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.078744	11.721359	16.30%	2,212
2016	9.171856	10.078744	9.89%	0
2015*	10.000000	9.171856	-8.28%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.054990	11.291708	12.30%	74
2016	9.370503	10.054990	7.30%	0
2015*	10.000000	9.370503	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	18.580122	25.937632	39.60%	4,980
2016	17.484463	18.580122	6.27%	4,501
2015	21.098791	17.484463	-17.13%	6,580
2014	22.633893	21.098791	-6.78%	8,115
2013	22.773826	22.633893	-0.61%	86
2012	19.695139	22.773826	15.63%	86
2011	25.718880	19.695139	-23.42%	141
2010	22.440645	25.718880	14.61%	141
2009	13.928802	22.440645	61.11%	141
2008	33.429532	13.928802	-58.33%	69
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.713570	15.825126	0.71%	49,281
2016	15.810755	15.713570	-0.61%	54,305
2015	16.044572	15.810755	-1.46%	56,702
2014	15.553483	16.044572	3.16%	64,376
2013	16.432766	15.553483	-5.35%	69,187
2012	16.164092	16.432766	1.66%	84,055
2011	15.276366	16.164092	5.81%	106,862
2010	14.778718	15.276366	3.37%	121,683
2009	14.588744	14.778718	1.30%	126,938
2008	13.728590	14.588744	6.27%	134,132
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.726959	10.627143	-0.93%	65,728
2016	10.872525	10.726959	-1.34%	94,400
2015	11.021309	10.872525	-1.35%	95,089
2014	11.172134	11.021309	-1.35%	97,457
2013	11.325016	11.172134	-1.35%	89,268
2012	11.480419	11.325016	-1.35%	144,820
2011	11.637084	11.480419	-1.35%	186,912
2010	11.796315	11.637084	-1.35%	153,327
2009	11.952729	11.796315	-1.31%	214,862
2008	11.872477	11.952729	0.68%	283,255
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.989752	16.333002	25.74%	7,480
2016	13.053592	12.989752	-0.49%	8,040
2015	13.649527	13.053592	-4.37%	9,701
2014	13.898650	13.649527	-1.79%	8,290
2013	11.956608	13.898650	16.24%	1,513
2012	10.484212	11.956608	14.04%	1,513
2011	11.777490	10.484212	-10.98%	1,513
2010	10.537955	11.777490	11.76%	530
2009	8.234631	10.537955	27.97%	530
2008	15.474531	8.234631	-46.79%	530

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.453544	11.607158	22.78%	614
2016	9.532700	9.453544	-0.83%	663
2015	9.799263	9.532700	-2.72%	2,148
2014	10.588556	9.799263	-7.45%	240
2013	8.869766	10.588556	19.38%	240
2012	7.606187	8.869766	16.61%	496
2011	8.846856	7.606187	-14.02%	11,837
2010	8.350063	8.846856	5.95%	240
2009	6.581420	8.350063	26.87%	0
2008	11.723228	6.581420	-43.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.292264	23.708507	16.84%	20,349
2016	18.790184	20.292264	7.99%	21,122
2015	19.239359	18.790184	-2.33%	26,263
2014	18.576531	19.239359	3.57%	35,862
2013	14.798477	18.576531	25.53%	39,912
2012	12.943096	14.798477	14.33%	48,098
2011	13.656755	12.943096	-5.23%	56,701
2010	12.076832	13.656755	13.08%	67,352
2009	9.623865	12.076832	25.49%	60,535
2008	15.446943	9.623865	-37.70%	60,415
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.000404	17.541989	9.63%	1,081
2016	15.257174	16.000404	4.87%	1,081
2015	15.492881	15.257174	-1.52%	1,081
2014	15.016353	15.492881	3.17%	1,472
2013	13.420290	15.016353	11.89%	1,081
2012	12.437013	13.420290	7.91%	1,081
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.458269	20.906382	13.26%	118
2016	17.366154	18.458269	6.29%	118
2015	17.697939	17.366154	-1.87%	118
2014	17.051415	17.697939	3.79%	118
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	3,509
2011	13.366494	13.063036	-2.27%	3,509
2010	12.094311	13.366494	10.52%	3,605
2009*	10.000000	12.094311	20.94%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.328112	14.938470	4.26%	17,774
2016	13.929738	14.328112	2.86%	20,417
2015	14.083076	13.929738	-1.09%	27,182
2014	13.741215	14.083076	2.49%	23,490
2013	13.287252	13.741215	3.42%	24,139
2012	12.806695	13.287252	3.75%	28,960
2011	12.611921	12.806695	1.54%	31,689
2010	12.073063	12.611921	4.46%	33,384
2009	11.219083	12.073063	7.61%	44,647
2008	12.101477	11.219083	-7.29%	47,062
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.780881	12.439885	15.39%	550
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.907990	19.950682	11.41%	55,698
2016	16.942218	17.907990	5.70%	56,382
2015	17.231749	16.942218	-1.68%	64,739
2014	16.607120	17.231749	3.76%	71,838
2013	14.434296	16.607120	15.05%	77,871
2012	13.204604	14.434296	9.31%	96,508
2011	13.390343	13.204604	-1.39%	148,264
2010	12.237903	13.390343	9.42%	184,492
2009	10.412824	12.237903	17.53%	206,220
2008	13.743287	10.412824	-24.23%	171,047
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.438161	22.374865	15.11%	54,998
2016	18.162959	19.438161	7.02%	56,738
2015	18.546877	18.162959	-2.07%	62,193
2014	17.912742	18.546877	3.54%	57,047
2013	14.837537	17.912742	20.73%	63,830
2012	13.221717	14.837537	12.22%	68,882
2011	13.693488	13.221717	-3.45%	83,411
2010	12.301916	13.693488	11.31%	102,568
2009	10.024929	12.301916	22.71%	93,831
2008	14.811897	10.024929	-32.32%	97,386

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.380982	17.649032	7.74%	15,762
2016	15.708679	16.380982	4.28%	23,449
2015	15.928511	15.708679	-1.38%	23,517
2014	15.415864	15.928511	3.33%	28,867
2013	14.142558	15.415864	9.00%	34,210
2012	13.269686	14.142558	6.58%	34,668
2011	13.179063	13.269686	0.69%	36,415
2010	12.310900	13.179063	7.05%	38,415
2009	10.893172	12.310900	13.01%	41,680
2008	12.997689	10.893172	-16.19%	52,879
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.065497	30.226034	25.60%	80,849
2016	23.538890	24.065497	2.24%	88,215
2015	22.704674	23.538890	3.67%	101,899
2014	21.153880	22.704674	7.33%	115,012
2013	15.685978	21.153880	34.86%	130,473
2012	13.397708	15.685978	17.08%	158,726
2011	13.890956	13.397708	-3.55%	207,107
2010	12.942074	13.890956	7.33%	262,974
2009*	10.000000	12.942074	29.42%	586
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.267212	11.906932	15.97%	0
2016	9.587816	10.267212	7.09%	0
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.873586	13.054650	20.06%	0
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	49.401298	56.426444	14.22%	13,567
2016	41.629180	49.401298	18.67%	14,345
2015	43.296103	41.629180	-3.85%	15,233
2014	40.110083	43.296103	7.94%	17,058
2013	30.559456	40.110083	31.25%	19,155
2012	26.370825	30.559456	15.88%	21,965
2011	27.428840	26.370825	-3.86%	31,924
2010	22.031318	27.428840	24.50%	40,401
2009	16.330450	22.031318	34.91%	46,124
2008	26.054702	16.330450	-37.32%	52,333

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.789494	19.710153	4.90%	7,075
2016	17.530122	18.789494	7.18%	9,472
2015	18.298919	17.530122	-4.20%	9,209
2014	17.855870	18.298919	2.48%	10,157
2013	18.306060	17.855870	-2.46%	11,138
2012	16.532028	18.306060	10.73%	14,444
2011	15.876876	16.532028	4.13%	17,605
2010	14.553266	15.876876	9.09%	19,474
2009	11.860742	14.553266	22.70%	23,335
2008	14.536664	11.860742	-18.41%	26,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.176095	21.312108	24.08%	11,902
2016	17.787934	17.176095	-3.44%	13,305
2015	18.120401	17.787934	-1.83%	14,194
2014	18.555448	18.120401	-2.34%	15,804
2013	15.498432	18.555448	19.72%	0
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0
2009*	10.000000	13.455985	34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.767566	10.632455	21.27%	3,147
2016	8.445892	8.767566	3.81%	3,555
2015	9.023426	8.445892	-6.40%	3,627
2014*	10.000000	9.023426	-9.77%	3,633
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.069310	19.356781	28.45%	6,879
2016	14.947638	15.069310	0.81%	8,647
2015	14.649078	14.947638	2.04%	8,826
2014	13.446306	14.649078	8.94%	10,705
2013	10.115899	13.446306	32.92%	17,820
2012	8.813259	10.115899	14.78%	13,260
2011	9.201018	8.813259	-4.21%	17,672
2010	8.074482	9.201018	13.95%	19,519
2009	6.306937	8.074482	28.03%	13,862
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.972751	20.308422	13.00%	1,202
2016	15.657936	17.972751	14.78%	2,902
2015	16.388658	15.657936	-4.46%	1,505
2014	15.031873	16.388658	9.03%	2,867
2013	11.250478	15.031873	33.61%	1,743
2012	9.680650	11.250478	16.22%	3,109
2011	10.420399	9.680650	-7.10%	3,983
2010*	10.000000	10.420399	4.20%	4,033
2010*	10.000000	10.420399	4.20%	4,033

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.932410	16.847068	12.82%	353
2016	13.043322	14.932410	14.48%	353
2015	13.692361	13.043322	-4.74%	353
2014	12.590098	13.692361	8.75%	353
2013	9.451663	12.590098	33.21%	365
2012	8.147953	9.451663	16.00%	1,786
2011	8.795065	8.147953	-7.36%	2,066
2010	7.907475	8.795065	11.22%	2,151
2009	6.291166	7.907475	25.69%	2,126
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.211858	19.169742	26.02%	41,457
2016	14.483057	15.211858	5.03%	44,158
2015	14.708476	14.483057	-1.53%	47,656
2014	14.331504	14.708476	2.63%	49,677
2013	10.455602	14.331504	37.07%	59,698
2012	9.224248	10.455602	13.35%	66,875
2011	9.763175	9.224248	-5.52%	90,820
2010	7.803801	9.763175	25.11%	100,390
2009	6.222846	7.803801	25.41%	116,727
2008*	10.000000	6.222846	-37.77%	3,158
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.319834	21.697417	12.31%	23,738
2016	16.653512	19.319834	16.01%	26,779
2015	17.383024	16.653512	-4.20%	30,495
2014	15.058030	17.383024	15.44%	35,151
2013	11.250215	15.058030	33.85%	42,842
2012	9.802270	11.250215	14.77%	45,826
2011	10.172277	9.802270	-3.64%	59,068
2010	8.619231	10.172277	18.02%	71,877
2009	6.696728	8.619231	28.71%	93,040
2008*	10.000000	6.696728	-33.03%	5,420
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	23.432647	28.879271	23.24%	11,714
2016	21.931086	23.432647	6.85%	12,021
2015	22.064377	21.931086	-0.60%	12,611
2014	21.754692	22.064377	1.42%	14,511
2013	15.283278	21.754692	42.34%	16,900
2012	13.657634	15.283278	11.90%	18,538
2011	13.934498	13.657634	-1.99%	18,977
2010	11.259668	13.934498	23.76%	21,936
2009	8.954701	11.259668	25.74%	26,443
2008	16.941859	8.954701	-47.14%	27,065

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	61.514764	66.186832	7.60%	12,916
2016	49.513928	61.514764	24.24%	14,520
2015	53.408083	49.513928	-7.29%	15,701
2014	50.586713	53.408083	5.58%	16,888
2013	36.523118	50.586713	38.51%	19,344
2012	30.739299	36.523118	18.82%	23,311
2011	32.823421	30.739299	-6.35%	30,522
2010	26.280420	32.823421	24.90%	38,261
2009	21.106873	26.280420	24.51%	43,924
2008	31.535594	21.106873	-33.07%	55,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	48.354954	54.138118	11.96%	10,334
2016	39.903872	48.354954	21.18%	11,169
2015	41.122420	39.903872	-2.96%	11,209
2014	41.348152	41.122420	-0.55%	13,435
2013	29.745687	41.348152	39.01%	15,454
2012	26.106504	29.745687	13.94%	17,909
2011	28.020726	26.106504	-6.83%	23,441
2010	22.665147	28.020726	23.63%	26,857
2009	17.056405	22.665147	32.88%	33,800
2008	27.972742	17.056405	-39.02%	35,514
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	20.998363	24.967276	18.90%	15,613
2016	19.108623	20.998363	9.89%	17,366
2015	19.190611	19.108623	-0.43%	20,882
2014	17.346060	19.190611	10.63%	23,653
2013	13.411983	17.346060	29.33%	25,080
2012	11.903878	13.411983	12.67%	28,623
2011	12.002966	11.903878	-0.83%	32,819
2010	10.724675	12.002966	11.92%	39,556
2009	8.621508	10.724675	24.39%	36,108
2008	14.953776	8.621508	-42.35%	47,082
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.224246	14.944481	5.06%	32,975
2016	13.431342	14.224246	5.90%	38,558
2015	14.385852	13.431342	-6.64%	41,886
2014	11.314467	14.385852	27.15%	43,118
2013	11.130361	11.314467	1.65%	51,653
2012	9.744667	11.130361	14.22%	56,115
2011	9.274797	9.744667	5.07%	61,844
2010	7.221893	9.274797	28.43%	78,512
2009	5.595431	7.221893	29.07%	91,874
2008*	10.000000	5.595431	-44.05%	4,781

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.276585	17.073737	19.59%	5,678
2016	12.990960	14.276585	9.90%	6,110
2015	13.045731	12.990960	-0.42%	2,308
2014	11.694886	13.045731	11.55%	2,617
2013*	10.000000	11.694886	16.95%	1,351
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.448295	10.470408	0.21%	4,680
2016	10.333404	10.448295	1.11%	5,527
2015	10.510667	10.333404	-1.69%	6,357
2014	10.602135	10.510667	-0.86%	2,331
2013	10.735896	10.602135	-1.25%	3,462
2012	10.512764	10.735896	2.12%	11,106
2011	10.519687	10.512764	-0.07%	13,677
2010	10.411702	10.519687	1.04%	17,506
2009	9.853625	10.411702	5.66%	15,814
2008*	10.000000	9.853625	-1.46%	3,055
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.501024	16.334516	12.64%	434
2016	12.160852	14.501024	19.24%	4,996
2015	12.959975	12.160852	-6.17%	27
2014	12.565419	12.959975	3.14%	0
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.018018	16.971059	21.07%	1,375
2016	14.052606	14.018018	-0.25%	2,521
2015	14.823482	14.052606	-5.20%	3,920
2014	16.359131	14.823482	-9.39%	2,520
2013	13.808265	16.359131	18.47%	2,465
2012	11.707206	13.808265	17.95%	2,491
2011	13.551092	11.707206	-13.61%	2,787
2010	12.916734	13.551092	4.91%	3,217
2009*	10.000000	12.916734	29.17%	5,010
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.843765	12.096619	22.89%	147
2016	9.579440	9.843765	2.76%	139
2015*	10.000000	9.579440	-4.21%	139

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.414269	10.365619	-0.47%	3,830
2016	10.429238	10.414269	-0.14%	4,525
2015	10.552575	10.429238	-1.17%	5,834
2014	10.632133	10.552575	-0.75%	6,972
2013	10.711573	10.632133	-0.74%	16,510
2012	10.380494	10.711573	3.19%	17,781
2011	10.491860	10.380494	-1.06%	20,480
2010	10.101568	10.491860	3.86%	22,622
2009	9.035620	10.101568	11.80%	24,905
2008	10.580072	9.035620	-14.60%	26,066
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.889390	25.574514	16.84%	136
2016	20.196334	21.889390	8.38%	116
2015	20.568075	20.196334	-1.81%	143
2014	18.888557	20.568075	8.89%	167
2013	13.914592	18.888557	35.75%	196
2012	12.709959	13.914592	9.48%	119
2011	13.293024	12.709959	-4.39%	1,135
2010	10.968053	13.293024	21.20%	2,184
2009	8.459602	10.968053	29.65%	1,098
2008	14.161115	8.459602	-40.26%	1,098
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	25.026675	31.314942	25.13%	0
2016	25.939529	25.026675	-3.52%	0
2015	25.394663	25.939529	2.15%	0
2014	22.305224	25.394663	13.85%	0
2013	17.427491	22.305224	27.99%	0
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
2009	10.315688	14.706817	42.57%	86,925
2008	19.193963	10.315688	-46.26%	86,640
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	24.564351	31.211046	27.06%	23,535
2016	24.331612	24.564351	0.96%	26,919
2015	23.136178	24.331612	5.17%	30,103
2014	22.170433	23.136178	4.36%	31,928
2013	16.526682	22.170433	34.15%	32,257
2012	14.387112	16.526682	14.87%	33,813
2011	14.425526	14.387112	-0.27%	40,492
2010	11.471960	14.425526	25.75%	57,447
2009	8.769449	11.471960	30.82%	53,724
2008	17.453795	8.769449	-49.76%	51,974

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	18.662074	25.161322	34.83%	37,622
2016	18.901275	18.662074	-1.27%	40,211
2015	18.432936	18.901275	2.54%	49,904
2014	18.266478	18.432936	0.91%	53,083
2013	14.544654	18.266478	25.59%	21,547
2012	12.158600	14.544654	19.62%	23,420
2011	13.438803	12.158600	-9.53%	30,466
2010	11.747140	13.438803	14.40%	42,357
2009	8.519524	11.747140	37.88%	46,009
2008	14.439213	8.519524	-41.00%	51,749
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.284977	10.782950	4.84%	2,112
2016	9.786026	10.284977	5.10%	2,097
2015	10.149378	9.786026	-3.58%	2,084
2014	10.004279	10.149378	1.45%	2,085
2013	10.154625	10.004279	-1.48%	1,124
2012*	10.000000	10.154625	1.55%	661
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	24.882846	28.698873	15.34%	27,167
2016	22.597250	24.882846	10.11%	31,954
2015	22.168648	22.597250	1.93%	31,985
2014	20.299315	22.168648	9.21%	35,181
2013	15.615420	20.299315	30.00%	41,201
2012	13.544448	15.615420	15.29%	53,759
2011	13.731396	13.544448	-1.36%	66,477
2010	11.988148	13.731396	14.54%	83,765
2009	9.472790	11.988148	26.55%	103,990
2008	15.606456	9.472790	-39.30%	115,782
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.370899	20.689242	12.62%	6,552
2016	15.773911	18.370899	16.46%	6,575
2015	16.992191	15.773911	-7.17%	8,661
2014	15.388351	16.992191	10.42%	8,409
2013	11.061742	15.388351	39.11%	11,444
2012	9.503968	11.061742	16.39%	13,729
2011	9.851723	9.503968	-3.53%	11,001
2010	8.092326	9.851723	21.74%	11,953
2009	5.979109	8.092326	35.34%	10,119
2008	9.749103	5.979109	-38.67%	6,652

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.372123	11.601456	11.85%	0
2016	9.311956	10.372123	11.39%	0
2015	10.394438	9.311956	-10.41%	11,124
2014	10.488976	10.394438	-0.90%	17,097
2013	10.620910	10.488976	-1.24%	16,636
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.432218	11.298313	8.30%	1,540
2016	9.340431	10.432218	11.69%	411
2015	9.697623	9.340431	-3.68%	0
2014*	10.000000	9.697623	-3.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.037287	12.057562	9.24%	52
2016	10.872244	11.037287	1.52%	538
2015	11.872960	10.872244	-8.43%	953
2014	11.999326	11.872960	-1.05%	942
2013	13.018453	11.999326	-7.83%	1,875
2012	12.540903	13.018453	3.81%	1,538
2011	11.725233	12.540903	6.96%	1,996
2010	10.867188	11.725233	7.90%	1,109
2009*	10.000000	10.867188	8.67%	1,653
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.411284	11.398620	-0.11%	4,723
2016	11.418016	11.411284	-0.06%	6,176
2015	11.550147	11.418016	-1.14%	31,555
2014	11.621253	11.550147	-0.61%	6,726
2013	11.807707	11.621253	-1.58%	8,744
2012	11.318862	11.807707	4.32%	10,285
2011	11.358857	11.318862	-0.35%	8,448
2010	10.946630	11.358857	3.77%	8,966
2009*	10.000000	10.946630	9.47%	5,063
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.537167	13.843963	2.27%	0
2016	13.045276	13.537167	3.77%	0
2015	13.591401	13.045276	-4.02%	0
2014	13.364262	13.591401	1.70%	0
2013	14.922618	13.364262	-10.44%	0
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
2009	10.140273	11.838646	16.75%	0
2008	11.055641	10.140273	-8.28%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.111376	10.205195	0.93%	841
2016*	10.000000	10.111376	1.11%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.226826	15.761119	3.51%	0
2016	15.030934	15.226826	1.30%	0
2015	15.170553	15.030934	-0.92%	0
2014	14.748268	15.170553	2.86%	0
2013	15.248288	14.748268	-3.28%	0
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
2009	11.501340	12.937746	12.49%	0
2008	11.130186	11.501340	3.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.744528	11.110477	3.41%	2,581
2016	10.616869	10.744528	1.20%	4,762
2015	10.726161	10.616869	-1.02%	10,987
2014	10.437944	10.726161	2.76%	16,936
2013	10.802571	10.437944	-3.38%	19,331
2012	10.000665	10.802571	8.02%	24,860
2011*	10.000000	10.000665	0.01%	1,275
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.830785	12.276352	24.88%	0
2016*	10.000000	9.830785	-1.69%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.451887	13.958877	3.77%	0
2016	11.390226	13.451887	18.10%	0
2015	13.189266	11.390226	-13.64%	0
2014	13.865970	13.189266	-4.88%	0
2013	11.617563	13.865970	19.35%	0
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
2009	6.314237	9.844542	55.91%	0
2008	11.283020	6.314237	-44.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.865529	34.997190	25.59%	6,155
2016	31.635835	27.865529	-11.92%	8,647
2015	28.513076	31.635835	10.95%	12,168
2014	22.025783	28.513076	29.45%	11,575
2013	14.833985	22.025783	48.48%	12,314
2012	11.478993	14.833985	29.23%	6,098
2011	10.541009	11.478993	8.90%	3,990
2010*	10.000000	10.541009	5.41%	247

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.728290	7.473944	-3.29%	3,742
2016	5.462367	7.728290	41.48%	9,245
2015	8.342503	5.462367	-34.52%	2,554
2014	10.485340	8.342503	-20.44%	2,464
2013	9.636684	10.485340	8.81%	2,026
2012*	10.000000	9.636684	-3.63%	1,501
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	47.592545	70.914068	49.00%	1,877
2016	48.192601	47.592545	-1.25%	1,576
2015	56.800058	48.192601	-15.15%	2,614
2014	57.817314	56.800058	-1.76%	3,549
2013	52.319526	57.817314	10.51%	4,471
2012	40.857991	52.319526	28.05%	5,106
2011	55.770790	40.857991	-26.74%	1,425
2010	44.570461	55.770790	25.13%	1,810
2009	21.193516	44.570461	110.30%	2,213
2008	61.000464	21.193516	-65.26%	2,351
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	36.414153	35.313910	-3.02%	1,148
2016	25.684375	36.414153	41.78%	1,478
2015	39.121254	25.684375	-34.35%	1,585
2014	49.022134	39.121254	-20.20%	1,842
2013	44.957225	49.022134	9.04%	2,300
2012	44.081324	44.957225	1.99%	2,733
2011	53.481851	44.081324	-17.58%	240
2010	41.949101	53.481851	27.49%	500
2009	26.992877	41.949101	55.41%	625
2008	50.790086	26.992877	-46.85%	257
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	17.399515	21.706583	24.75%	1,470
2016	16.975675	17.399515	2.50%	1,483
2015	17.761050	16.975675	-4.42%	1,498
2014	16.337737	17.761050	8.71%	1,515
2013	12.365739	16.337737	32.12%	1,530
2012	10.780406	12.365739	14.71%	1,543
2011	11.728373	10.780406	-8.08%	2,818
2010	10.582440	11.728373	10.83%	2,835
2009	8.442580	10.582440	25.35%	2,851
2008	13.774088	8.442580	-38.71%	2,288

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.939368	29.724097	24.16%	644
2016	22.521403	23.939368	6.30%	712
2015	23.507226	22.521403	-4.19%	871
2014	24.284944	23.507226	-3.20%	1,340
2013	16.386239	24.284944	48.20%	4,401
2012	15.398932	16.386239	6.41%	2,810
2011	16.361321	15.398932	-5.88%	3,134
2010	13.082528	16.361321	25.06%	4,104
2009*	10.000000	13.082528	30.83%	1,681

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	19.096548	21.249601	11.27%	3,218
2016	15.519308	19.096548	23.05%	5,905
2015	16.690007	15.519308	-7.01%	6,175
2014	15.537029	16.690007	7.42%	9,312
2013	11.448774	15.537029	35.71%	11,037
2012	9.801452	11.448774	16.81%	10,180
2011	10.878283	9.801452	-9.90%	8,518
2010	8.715275	10.878283	24.82%	9,676
2009	6.195961	8.715275	40.66%	2,881
2008*	10.000000	6.195961	-38.04%	573
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.403372	13.701500	2.22%	6,904
2016	13.021845	13.403372	2.93%	9,356
2015	13.540956	13.021845	-3.83%	12,043
2014	13.294537	13.540956	1.85%	15,592
2013	14.732555	13.294537	-9.76%	20,757
2012	13.914531	14.732555	5.88%	67,854
2011	12.628349	13.914531	10.18%	70,519
2010	12.183910	12.628349	3.65%	77,917
2009	11.211657	12.183910	8.67%	78,391
2008	11.554412	11.211657	-2.97%	82,414
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	23.110142	27.455874	18.80%	38,217
2016	20.652627	23.110142	11.90%	46,537
2015	22.193280	20.652627	-6.94%	50,250
2014	20.006829	22.193280	10.93%	57,241
2013	14.939309	20.006829	33.92%	67,099
2012	13.204933	14.939309	13.13%	76,986
2011	12.987835	13.204933	1.67%	102,356
2010	11.539646	12.987835	12.55%	111,797
2009	9.910108	11.539646	16.44%	134,406
2008	15.365439	9.910108	-35.50%	148,900

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	16.893905	21.856574	29.38%	0
2016	18.130000	16.893905	-6.82%	0
2015	18.249075	18.130000	-0.65%	0
2014	19.586823	18.249075	-6.83%	0
2013	16.228002	19.586823	20.70%	0
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
2009	10.630932	14.021379	31.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.290632	25.651135	10.13%	13,559
2016	19.226210	23.290632	21.14%	23,741
2015	19.782645	19.226210	-2.81%	21,007
2014	17.233266	19.782645	14.79%	23,603
2013	13.432586	17.233266	28.29%	22,082
2012	11.711493	13.432586	14.70%	20,563
2011	11.960402	11.711493	-2.08%	22,010
2010	10.171685	11.960402	17.59%	20,830
2009	7.938834	10.171685	28.13%	27,303
2008	10.643035	7.938834	-25.41%	25,559
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	34.985374	37.514587	7.23%	0
2016	29.449449	34.985374	18.80%	0
2015	31.074644	29.449449	-5.23%	0
2014	27.870369	31.074644	11.50%	0
2013	21.458027	27.870369	29.88%	0
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
2009	14.428331	17.052167	18.19%	355,270
2008	19.984662	14.428331	-27.80%	428,685
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.170131	12.830491	14.86%	11,644
2016	9.760789	11.170131	14.44%	2,213
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.236876	17.083716	12.12%	21,275
2016	14.886200	15.236876	2.36%	29,650
2015	15.250235	14.886200	-2.39%	36,191
2014	15.173580	15.250235	0.51%	31,161
2013	13.450045	15.173580	12.81%	37,231
2012	12.405078	13.450045	8.42%	40,218
2011	13.056117	12.405078	-4.99%	36,333
2010	12.063857	13.056117	8.23%	33,887
2009*	10.000000	12.063857	20.64%	24,069

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.250078	10.822385	5.58%	466
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.889492	10.064063	1.77%	0
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.200443	2.00%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.178377	16.726225	10.20%	19,997
2016	11.742909	15.178377	29.26%	26,491
2015	12.732461	11.742909	-7.77%	23,815
2014	12.226317	12.732461	4.14%	13,723
2013*	10.000000	12.226317	22.26%	129
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.355301	32.535677	10.83%	24,967
2016	23.679016	29.355301	23.97%	33,658
2015	24.588023	23.679016	-3.70%	32,408
2014	23.722219	24.588023	3.65%	33,630
2013	17.097628	23.722219	38.75%	33,582
2012	14.982459	17.097628	14.12%	28,627
2011	15.109725	14.982459	-0.84%	42,283
2010	12.178690	15.109725	24.07%	47,770
2009	9.879210	12.178690	23.28%	59,773
2008	14.503198	9.879210	-31.88%	66,957
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.697316	28.399575	19.84%	143,101
2016	21.514199	23.697316	10.15%	160,370
2015	21.580748	21.514199	-0.31%	189,362
2014	19.296686	21.580748	11.84%	230,483
2013	14.823074	19.296686	30.18%	248,517
2012	12.989724	14.823074	14.11%	282,952
2011	12.930981	12.989724	0.45%	336,518
2010	11.419938	12.930981	13.23%	398,249
2009	9.167807	11.419938	24.57%	482,263
2008	14.792314	9.167807	-38.02%	532,213

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.085239	21.704454	13.72%	28,572
2016	17.536353	19.085239	8.83%	33,944
2015	18.372297	17.536353	-4.55%	41,412
2014	16.423717	18.372297	11.86%	42,662
2013	12.398623	16.423717	32.46%	46,988
2012	11.230274	12.398623	10.40%	57,983
2011	11.287657	11.230274	-0.51%	63,356
2010	9.970594	11.287657	13.21%	80,239
2009	7.560169	9.970594	31.88%	97,241
2008	11.692955	7.560169	-35.34%	115,234
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	21.993448	27.613937	25.56%	26,072
2016	20.671038	21.993448	6.40%	31,243
2015	21.495154	20.671038	-3.83%	39,514
2014	20.168397	21.495154	6.58%	58,371
2013	16.890247	20.168397	19.41%	77,779
2012	15.512613	16.890247	8.88%	89,260
2011	14.431777	15.512613	7.49%	101,126
2010	12.692396	14.431777	13.70%	112,460
2009	10.503190	12.692396	20.84%	139,251
2008	15.120919	10.503190	-30.54%	159,113
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	14.050320	17.805129	26.72%	0
2016	14.458336	14.050320	-2.82%	0
2015	15.073780	14.458336	-4.08%	0
2014	16.859100	15.073780	-10.59%	168
2013	13.901819	16.859100	21.27%	168
2012	12.514557	13.901819	11.09%	168
2011	15.569361	12.514557	-19.62%	1,614
2010	15.116816	15.569361	2.99%	1,680
2009	11.705782	15.116816	29.14%	4,004
2008	18.941417	11.705782	-38.20%	4,146
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	18.480452	22.719826	22.94%	0
2016	16.009168	18.480452	15.44%	901
2015	16.614781	16.009168	-3.65%	901
2014	16.586267	16.614781	0.17%	0
2013	11.323985	16.586267	46.47%	0
2012	9.526205	11.323985	18.87%	0
2011	11.213922	9.526205	-15.05%	0
2010	8.671768	11.213922	29.32%	2,089
2009	6.978017	8.671768	24.27%	2,089
2008	11.340533	6.978017	-38.47%	2,089

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.387553	10.595120	2.00%	2,195
2016	9.669611	10.387553	7.42%	5,278
2015	9.905195	9.669611	-2.38%	4,952
2014*	10.000000	9.905195	-0.95%	2,915
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	17.861762	18.323119	2.58%	90,079
2016	17.447452	17.861762	2.37%	92,614
2015	17.738378	17.447452	-1.64%	99,748
2014	17.332785	17.738378	2.34%	114,681
2013	17.398823	17.332785	-0.38%	125,236
2012	16.082889	17.398823	8.18%	154,005
2011	15.948207	16.082889	0.84%	183,080
2010	14.906875	15.948207	6.99%	231,868
2009	12.553222	14.906875	18.75%	345,404
2008	13.732251	12.553222	-8.59%	362,473
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.375914	16.016753	11.41%	14,141
2016	13.848607	14.375914	3.81%	14,772
2015	14.089170	13.848607	-1.71%	15,431
2014	13.693625	14.089170	2.89%	16,189
2013	12.247736	13.693625	11.81%	16,853
2012	11.122350	12.247736	10.12%	17,989
2011	11.312070	11.122350	-1.68%	18,684
2010	10.176442	11.312070	11.16%	11,565
2009	8.313085	10.176442	22.41%	16,705
2008	11.253089	8.313085	-26.13%	22,976
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.340298	16.469104	14.84%	11,834
2016	13.714650	14.340298	4.56%	12,058
2015	13.960539	13.714650	-1.76%	31,121
2014	13.527796	13.960539	3.20%	20,442
2013	11.832049	13.527796	14.33%	19,890
2012	10.602215	11.832049	11.60%	12,166
2011	10.874747	10.602215	-2.51%	12,217
2010	9.630658	10.874747	12.92%	9,643
2009	7.584783	9.630658	26.97%	13,178
2008	11.432335	7.584783	-33.65%	2,521

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.610873	17.406096	19.13%	5,600
2016	13.910753	14.610873	5.03%	5,295
2015	14.155823	13.910753	-1.73%	5,210
2014	13.691236	14.155823	3.39%	5,126
2013	11.428736	13.691236	19.80%	4,141
2012	10.037368	11.428736	13.86%	4,741
2011	10.461668	10.037368	-4.06%	4,741
2010	9.146676	10.461668	14.38%	4,696
2009	7.059531	9.146676	29.56%	3,208
2008	11.562493	7.059531	-38.94%	1,866
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.428287	11.939894	14.50%	0
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	33.989425	40.808779	20.06%	0
2016	31.943374	33.989425	6.41%	0
2015	32.217227	31.943374	-0.85%	0
2014	29.221657	32.217227	10.25%	0
2013	22.598113	29.221657	29.31%	0
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
2009	13.289253	17.776459	33.77%	559,628
2008	23.487077	13.289253	-43.42%	653,484
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.810360	10.363592	-4.13%	17,205
2016	8.211919	10.810360	31.64%	40,074
2015	10.509370	8.211919	-21.86%	22,704
2014	12.218532	10.509370	-13.99%	26,314
2013	9.981813	12.218532	22.41%	36,394
2012	9.666237	9.981813	3.26%	45,417
2011	10.340902	9.666237	-6.52%	53,762
2010	8.801514	10.340902	17.49%	61,716
2009	6.048851	8.801514	45.51%	91,889
2008	13.455244	6.048851	-55.04%	61,032
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.714923	27.490364	11.23%	125,713
2016	21.258901	24.714923	16.26%	147,132
2015	22.479889	21.258901	-5.43%	177,757
2014	20.984606	22.479889	7.13%	204,176
2013	16.625347	20.984606	26.22%	229,438
2012	14.388826	16.625347	15.54%	272,914
2011	14.468450	14.388826	-0.55%	333,758
2010	12.750014	14.468450	13.48%	417,581
2009	9.944576	12.750014	28.21%	536,258
2008	17.603654	9.944576	-43.51%	621,303

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.254640	12.941018	14.98%	577
2016*	10.000000	11.254640	12.55%	577
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	17.389178	23.044998	32.52%	0
2016	17.591960	17.389178	-1.15%	0
2015	16.914582	17.591960	4.00%	0
2014	15.302646	16.914582	10.53%	0
2013	11.264379	15.302646	35.85%	0
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
2009	5.418346	7.785067	43.68%	27,075
2008	12.228638	5.418346	-55.69%	39,371
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	21.640170	28.807089	33.12%	98,275
2016	21.791086	21.640170	-0.69%	103,908
2015	20.644511	21.791086	5.55%	119,304
2014	18.830804	20.644511	9.63%	135,351
2013	14.021696	18.830804	34.30%	165,456
2012	12.415372	14.021696	12.94%	190,011
2011	12.573533	12.415372	-1.26%	223,968
2010	10.279106	12.573533	22.32%	256,862
2009	8.135167	10.279106	26.35%	360,624
2008	15.636843	8.135167	-47.97%	381,031
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.375612	18.344509	5.58%	26,411
2016	15.407248	17.375612	12.78%	40,776
2015	16.235810	15.407248	-5.10%	34,852
2014	16.291271	16.235810	-0.34%	29,169
2013	15.605919	16.291271	4.39%	33,156
2012	13.860429	15.605919	12.59%	36,156
2011	13.525764	13.860429	2.47%	44,337
2010	12.055544	13.525764	12.20%	57,578
2009	8.504019	12.055544	41.76%	85,423
2008	11.509516	8.504019	-26.11%	107,747
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.353153	14.741264	2.70%	38,818
2016	13.912519	14.353153	3.17%	66,580
2015	14.210353	13.912519	-2.10%	53,881
2014	13.627965	14.210353	4.27%	55,874
2013	14.087669	13.627965	-3.26%	50,144
2012	13.508871	14.087669	4.28%	101,556
2011	12.778972	13.508871	5.71%	116,641
2010	12.036092	12.778972	6.17%	148,981
2009	10.552916	12.036092	14.05%	164,495
2008	11.073183	10.552916	-4.70%	102,991

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.605008	20.953277	19.02%	35,242
2016	15.925306	17.605008	10.55%	48,500
2015	16.397370	15.925306	-2.88%	62,880
2014	15.659873	16.397370	4.71%	63,428
2013	11.672670	15.659873	34.16%	76,815
2012	10.316987	11.672670	13.14%	98,989
2011	11.719144	10.316987	-11.96%	116,887
2010	9.234738	11.719144	26.90%	126,874
2009	6.689160	9.234738	38.06%	112,248
2008	11.215287	6.689160	-40.36%	93,279
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	17.161790	22.016437	28.29%	26,742
2016	18.344322	17.161790	-6.45%	29,585
2015	17.977318	18.344322	2.04%	32,200
2014	19.852777	17.977318	-9.45%	5,392
2013	15.443347	19.852777	28.55%	7,203
2012	12.993968	15.443347	18.85%	7,327
2011	15.921110	12.993968	-18.39%	10,329
2010	14.290321	15.921110	11.41%	11,959
2009	11.462720	14.290321	24.67%	12,353
2008	20.710438	11.462720	-44.65%	11,413
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.193245	1.93%	63
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.985348	27.018450	17.55%	8,945
2016	21.292563	22.985348	7.95%	12,698
2015	22.275383	21.292563	-4.41%	13,411
2014	21.174591	22.275383	5.20%	19,897
2013	16.462938	21.174591	28.62%	22,218
2012	13.136939	16.462938	25.32%	17,633
2011	14.616436	13.136939	-10.12%	19,481
2010	11.722632	14.616436	24.69%	26,413
2009	7.553572	11.722632	55.19%	28,005
2008	15.691143	7.553572	-51.86%	37,491
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.979987	14.331894	10.42%	118
2016	11.630788	12.979987	11.60%	316
2015	12.577409	11.630788	-7.53%	2,010
2014	12.402760	12.577409	1.41%	7,271
2013	10.162991	12.402760	22.04%	7,271
2012	8.937286	10.162991	13.71%	7,153
2011	9.205881	8.937286	-2.92%	7,153
2010	8.468198	9.205881	8.71%	7,550
2009	6.593718	8.468198	28.43%	8,142
2008*	10.000000	6.593718	-34.06%	235

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.679311	16.955929	8.14%	43,218
2016	13.945670	15.679311	12.43%	56,836
2015	15.217169	13.945670	-8.36%	53,197
2014	14.752286	15.217169	3.15%	81,802
2013	13.131082	14.752286	12.35%	99,077
2012	11.822160	13.131082	11.07%	100,472
2011	11.710454	11.822160	0.95%	82,870
2010	10.540823	11.710454	11.10%	70,126
2009	7.884068	10.540823	33.70%	55,476
2008	11.367190	7.884068	-30.64%	46,072
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.967513	19.603809	9.11%	5,785
2016	13.996619	17.967513	28.37%	12,279
2015	15.327632	13.996619	-8.68%	14,094
2014	15.457027	15.327632	-0.84%	17,903
2013	11.506600	15.457027	34.33%	19,657
2012	9.857727	11.506600	16.73%	26,919
2011	10.388032	9.857727	-5.10%	39,317
2010	8.216525	10.388032	26.43%	40,622
2009	6.452025	8.216525	27.35%	52,738
2008	9.769322	6.452025	-33.96%	24,162
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.574241	11.871008	38.45%	7,121
2016	7.404213	8.574241	15.80%	6,858
2015	9.340420	7.404213	-20.73%	12,417
2014*	10.000000	9.340420	-6.60%	16,611
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.583667	19.135327	15.39%	0
2016	15.646577	16.583667	5.99%	0
2015	16.937242	15.646577	-7.62%	0
2014	19.276370	16.937242	-12.13%	0
2013	15.859005	19.276370	21.55%	0
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
2009	10.584566	14.333510	35.42%	0
2008	17.962143	10.584566	-41.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.430492	9.700464	15.06%	12,608
2016	7.977466	8.430492	5.68%	13,092
2015	8.652545	7.977466	-7.80%	15,767
2014*	10.000000	8.652545	-13.47%	16,920

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.568289	9.616381	0.50%	25,691
2016	9.426771	9.568289	1.50%	40,718
2015	9.990710	9.426771	-5.64%	61,831
2014*	10.000000	9.990710	-0.09%	69,518
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.201482	12.493278	11.53%	1,594
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.069135	10.293377	2.23%	456
2016	10.261346	10.069135	-1.87%	612
2015	10.218121	10.261346	0.42%	324
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.623637	14.321715	13.45%	0
2016	11.598889	12.623637	8.83%	0
2015	11.842480	11.598889	-2.06%	0
2014	11.438238	11.842480	3.53%	0
2013	9.725110	11.438238	17.62%	0
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
2009	7.568709	8.935117	18.05%	0
2008	12.458716	7.568709	-39.25%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.286136	18.791082	22.93%	0
2016	14.267980	15.286136	7.14%	0
2015	14.482081	14.267980	-1.48%	0
2014	12.992266	14.482081	11.47%	0
2013	10.095498	12.992266	28.69%	0
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
2009	5.393468	7.655864	41.95%	0
2008	9.111723	5.393468	-40.81%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.419549	17.391794	12.79%	0
2016	14.477543	15.419549	6.51%	0
2015	14.667392	14.477543	-1.29%	0
2014	13.940192	14.667392	5.22%	0
2013	12.366009	13.940192	12.73%	0
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0
2009	8.260648	10.232481	23.87%	0
2008	11.508243	8.260648	-28.22%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.990980	20.360881	13.17%	0
2016	14.868387	17.990980	21.00%	0
2015	15.823306	14.868387	-6.03%	0
2014	14.912927	15.823306	6.10%	0
2013	11.353735	14.912927	31.35%	0
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
2009	7.009642	9.192945	31.15%	0
2008	11.546077	7.009642	-39.29%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.674993	19.562144	4.75%	0
2016	16.116104	18.674993	15.88%	0
2015	17.017561	16.116104	-5.30%	0
2014	16.835984	17.017561	1.08%	0
2013	15.901139	16.835984	5.88%	0
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
2009	7.347394	12.515093	70.33%	0
2008	10.642331	7.347394	-30.96%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.950683	22.444675	2.25%	0
2016	17.583250	21.950683	24.84%	0
2015	19.096817	17.583250	-7.93%	0
2014	19.639279	19.096817	-2.76%	0
2013	14.560602	19.639279	34.88%	0
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
2009	7.110104	10.931761	53.75%	0
2008	11.741872	7.110104	-39.45%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.860579	22.267910	12.12%	0
2016	15.890416	19.860579	24.98%	0
2015	17.290773	15.890416	-8.10%	0
2014	17.377612	17.290773	-0.50%	0
2013	13.219166	17.377612	31.46%	0
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0
2009	7.614088	10.805303	41.91%	0
2008	10.795096	7.614088	-29.47%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.588937	20.018270	20.67%	0
2016	14.828608	16.588937	11.87%	0
2015	15.236381	14.828608	-2.68%	0
2014	14.202698	15.236381	7.28%	0
2013	10.191392	14.202698	39.36%	0
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
2009	5.605260	7.471964	33.30%	0
2008	10.772082	5.605260	-47.96%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.489947	19.872181	28.29%	0
2016	14.449175	15.489947	7.20%	0
2015	13.891639	14.449175	4.01%	0
2014	12.225981	13.891639	13.62%	0
2013	9.666449	12.225981	26.48%	0
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
2009	6.210003	8.160914	31.42%	0
2008	10.008542	6.210003	-37.95%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.896448	18.704637	25.56%	0
2016	14.772367	14.896448	0.84%	0
2015	14.267756	14.772367	3.54%	0
2014	13.344138	14.267756	6.92%	0
2013	9.657360	13.344138	38.18%	252
2012*	10.000000	9.657360	-3.43%	245
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.722748	18.440859	25.25%	39
2016	14.636028	14.722748	0.59%	41
2015	14.170716	14.636028	3.28%	44
2014	13.286584	14.170716	6.65%	46
2013	9.639190	13.286584	37.84%	1,265
2012*	10.000000	9.639190	-3.61%	1,072

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	19.865008	22.168360	11.60%	0
2016	18.270972	19.865008	8.72%	0
2015	19.665118	18.270972	-7.09%	0
2014	18.442016	19.665118	6.63%	0
2013	14.471103	18.442016	27.44%	0
2012	12.887930	14.471103	12.28%	0
2011	13.078812	12.887930	-1.46%	0
2010	12.107484	13.078812	8.02%	15,324
2009	9.571006	12.107484	26.50%	20,534
2008	13.895439	9.571006	-31.12%	6,126
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.690482	16.083327	9.48%	6,143
2016	12.941140	14.690482	13.52%	6,143
2015	13.433025	12.941140	-3.66%	6,143
2014	12.494905	13.433025	7.51%	6,143
2013	10.122990	12.494905	23.43%	6,143
2012	9.120097	10.122990	11.00%	0
2011*	10.000000	9.120097	-8.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.680510	14.135097	11.47%	0
2016	12.602978	12.680510	0.62%	0
2015	12.973984	12.602978	-2.86%	0
2014	11.479773	12.973984	13.02%	0
2013	11.335219	11.479773	1.28%	0
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
2009	6.477839	8.400806	29.69%	0
2008	11.869320	6.477839	-45.42%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.203747	21.932549	14.21%	0
2016	21.996778	19.203747	-12.70%	0
2015	21.625114	21.996778	1.72%	0
2014	18.327299	21.625114	17.99%	0
2013	13.225522	18.327299	38.58%	0
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0
2009	8.282354	10.426437	25.89%	0
2008	11.768074	8.282354	-29.62%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	21.229320	25.748090	21.29%	0
2016	21.627597	21.229320	-1.84%	0
2015	22.461047	21.627597	-3.71%	0
2014	22.704745	22.461047	-1.07%	0
2013	19.348276	22.704745	17.35%	0
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
2009	12.447264	16.598334	33.35%	0
2008	21.174672	12.447264	-41.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.635181	15.414917	13.05%	0
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.753977	16.564859	20.44%	4,395
2016	13.869350	13.753977	-0.83%	1,773
2015	13.921263	13.869350	-0.37%	3,071
2014	13.110494	13.921263	6.18%	2,228
2013	9.733711	13.110494	34.69%	0
2012*	10.000000	9.733711	-2.66%	368
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.711780	28.819347	16.62%	7,482
2016	25.722300	24.711780	-3.93%	9,041
2015	28.463271	25.722300	-9.63%	12,775
2014	30.471856	28.463271	-6.59%	20,278
2013	24.697448	30.471856	23.38%	21,226
2012	21.018406	24.697448	17.50%	22,784
2011	22.971594	21.018406	-8.50%	24,002
2010	21.437776	22.971594	7.15%	33,949
2009*	10.000000	21.437776	23.30%	20,744
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.680880	28.065396	5.19%	2,262
2016	23.288925	26.680880	14.56%	3,437
2015	25.262976	23.288925	-7.81%	4,870
2014	25.142776	25.262976	0.48%	7,073
2013	23.076815	25.142776	8.95%	9,576
2012	19.727767	23.076815	16.98%	5,857

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.097708	28.900955	25.12%	22
2016	22.074757	23.097708	4.63%	25
2015	23.761658	22.074757	-7.10%	70
2014	22.340925	23.761658	6.36%	409
2013	17.437595	22.340925	28.12%	950
2012	15.573917	17.437595	11.97%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.857161	10.045420	1.91%	1,356
2016	9.779457	9.857161	0.79%	1,356
2015*	10.000000	9.779457	-2.21%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.407245	21.031080	28.18%	89,018
2016	16.322505	16.407245	0.52%	103,655
2015	14.788861	16.322505	10.37%	115,425
2014	13.827926	14.788861	6.95%	122,359
2013	10.714814	13.827926	29.05%	142,825
2012	8.773952	10.714814	22.12%	184,135
2011	9.562054	8.773952	-8.24%	207,174
2010	9.107636	9.562054	4.99%	265,471
2009	6.326003	9.107636	43.97%	313,610
2008	11.520915	6.326003	-45.09%	323,690
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.689095	12.416004	42.89%	66,681
2016	7.740020	8.689095	12.26%	76,729
2015	7.501427	7.740020	3.18%	74,780
2014	6.957572	7.501427	7.82%	76,254
2013	5.211821	6.957572	33.50%	83,889
2012	4.436450	5.211821	17.48%	86,325
2011	4.925784	4.436450	-9.93%	41,013
2010	4.015918	4.925784	22.66%	42,464
2009	2.595933	4.015918	54.70%	48,436
2008	4.699186	2.595933	-44.76%	55,749
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.254307	13.225900	28.98%	69,685
2016	11.147213	10.254307	-8.01%	80,821
2015	12.397025	11.147213	-10.08%	91,577
2014	14.304090	12.397025	-13.33%	105,036
2013	12.694230	14.304090	12.68%	112,304
2012	11.375515	12.694230	11.59%	141,733
2011	17.050778	11.375515	-33.28%	64,077
2010	13.832197	17.050778	23.27%	71,364
2009	7.834034	13.832197	76.57%	96,622
2008	16.632567	7.834034	-52.90%	108,476

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	27.437019	30.777883	12.18%	12,960
2016	24.260378	27.437019	13.09%	9,041
2015	25.276026	24.260378	-4.02%	10,191
2014	22.270453	25.276026	13.50%	10,332
2013	17.072054	22.270453	30.45%	12,562
2012	14.384008	17.072054	18.69%	14,476
2011	14.279258	14.384008	0.73%	17,920
2010	11.730542	14.279258	21.73%	17,260
2009	9.390184	11.730542	24.92%	17,170
2008	14.258726	9.390184	-34.14%	23,067
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.868214	11.177706	26.04%	10,500
2016	7.446400	8.868214	19.09%	22,244
2015	9.446852	7.446400	-21.18%	16,877
2014*	10.000000	9.446852	-5.53%	16,625
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.436526	16.737690	24.57%	3,487
2016	12.524759	13.436526	7.28%	1,307
2015	12.981137	12.524759	-3.52%	1,784
2014	14.232107	12.981137	-8.79%	345
2013	10.221111	14.232107	39.24%	1,896
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	18.384515	21.272778	15.71%	33,708
2016	16.387315	18.384515	12.19%	33,942
2015	16.776699	16.387315	-2.32%	41,257
2014	15.439690	16.776699	8.66%	46,322
2013	11.548165	15.439690	33.70%	52,030
2012	10.107238	11.548165	14.26%	56,712
2011	10.298488	10.107238	-1.86%	75,108
2010	9.391265	10.298488	9.66%	66,724
2009	7.778283	9.391265	20.74%	69,043
2008	11.729383	7.778283	-33.69%	49,184
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.019269	20.031974	25.05%	11,372
2016	15.645110	16.019269	2.39%	14,845
2015	14.924020	15.645110	4.83%	20,342
2014	14.966396	14.924020	-0.28%	18,478
2013	11.892421	14.966396	25.85%	27,680
2012	10.404132	11.892421	14.30%	12,197
2011	10.742489	10.404132	-3.15%	6,612
2010*	10.000000	10.742489	7.42%	479

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.170631	13.797516	4.76%	10,875
2016	12.587874	13.170631	4.63%	10,875
2015	12.850270	12.587874	-2.04%	12,960
2014	12.083548	12.850270	6.35%	5,575
2013	12.294099	12.083548	-1.71%	2,421
2012	11.393500	12.294099	7.90%	4,103
2011	10.937141	11.393500	4.17%	12,835
2010	10.352730	10.937141	5.64%	9,771
2009	9.576107	10.352730	8.11%	15,881
2008	10.815830	9.576107	-11.46%	17,929
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	44.970218	48.648010	8.18%	2,619
2016	41.252861	44.970218	9.01%	2,956
2015	42.310672	41.252861	-2.50%	3,099
2014	41.690950	42.310672	1.49%	3,499
2013	46.337422	41.690950	-10.03%	4,428
2012	39.840934	46.337422	16.31%	4,555
2011	37.750186	39.840934	5.54%	7,229
2010	34.886363	37.750186	8.21%	7,827
2009	27.172779	34.886363	28.39%	9,864
2008	32.413104	27.172779	-16.17%	10,354
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.318677	10.341212	10.97%	5,350
2016	8.220270	9.318677	13.36%	15,188
2015*	10.000000	8.220270	-17.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.808190	18.098466	14.49%	0
2016	15.185195	15.808190	4.10%	0
2015	16.453037	15.185195	-7.71%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.779008	19.443201	15.88%	412
2016	15.329703	16.779008	9.45%	412
2015	16.747703	15.329703	-8.47%	412
2014	17.343482	16.747703	-3.44%	1,593
2013	13.333512	17.343482	30.07%	2,584
2012	11.028004	13.333512	20.91%	3,144
2011	11.287082	11.028004	-2.30%	1,824
2010*	10.000000	11.287082	12.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.401729	27.220070	7.16%	140,771
2016	21.389647	25.401729	18.76%	155,253
2015	22.662300	21.389647	-5.62%	186,862
2014	20.318544	22.662300	11.54%	204,572
2013	15.623287	20.318544	30.05%	250,417
2012	13.819345	15.623287	13.05%	295,542
2011	13.925107	13.819345	-0.76%	345,864
2010	12.446849	13.925107	11.88%	427,976
2009*	10.000000	12.446849	24.47%	139
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.574154	17.782037	14.18%	42,745
2016	14.490563	15.574154	7.48%	53,503
2015	14.553097	14.490563	-0.43%	53,638
2014	14.058163	14.553097	3.52%	51,794
2013	11.564862	14.058163	21.56%	53,135
2012	10.136363	11.564862	14.09%	76,815
2011	10.185355	10.136363	-0.48%	84,078
2010	9.221689	10.185355	10.45%	116,465
2009	7.578222	9.221689	21.69%	181,599
2008	10.944829	7.578222	-30.76%	199,947
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.628721	11.834619	1.77%	14,776
2016	11.488878	11.628721	1.22%	15,808
2015	11.678990	11.488878	-1.63%	15,447
2014	11.283092	11.678990	3.51%	17,296
2013	11.745615	11.283092	-3.94%	25,003
2012	11.349117	11.745615	3.49%	33,176
2011	10.886683	11.349117	4.25%	39,193
2010	10.417221	10.886683	4.51%	134,565
2009	9.420556	10.417221	10.58%	147,714
2008	10.600857	9.420556	-11.13%	147,296
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.974195	20.628911	29.14%	42,045
2016	16.170109	15.974195	-1.21%	47,487
2015	15.392570	16.170109	5.05%	60,318
2014	15.329730	15.392570	0.41%	57,972
2013	12.085782	15.329730	26.84%	63,413
2012	10.040218	12.085782	20.37%	64,898
2011	11.227749	10.040218	-10.58%	70,297
2010	10.230924	11.227749	9.74%	97,632
2009	7.327629	10.230924	39.62%	131,947
2008	12.111276	7.327629	-39.50%	122,099

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.611103	20.932193	26.01%	36,842
2016	15.446288	16.611103	7.54%	38,294
2015	14.719560	15.446288	4.94%	45,534
2014	13.814202	14.719560	6.55%	53,083
2013	10.809513	13.814202	27.80%	76,203
2012	9.338308	10.809513	15.75%	86,882
2011	9.936478	9.338308	-6.02%	81,606
2010	8.526248	9.936478	16.54%	75,920
2009	6.230855	8.526248	36.84%	100,987
2008	11.327974	6.230855	-45.00%	108,714
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.605454	17.559399	20.22%	26,044
2016	13.333890	14.605454	9.54%	34,292
2015	13.377837	13.333890	-0.33%	39,302
2014	12.308889	13.377837	8.68%	39,396
2013	9.388388	12.308889	31.11%	45,215
2012	8.134094	9.388388	15.42%	38,470
2011	8.437999	8.134094	-3.60%	42,169
2010	7.711392	8.437999	9.42%	57,594
2009	5.984290	7.711392	28.86%	60,151
2008	9.799507	5.984290	-38.93%	42,888
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	20.712303	24.098555	16.35%	14,568
2016	17.818383	20.712303	16.24%	20,779
2015	19.286240	17.818383	-7.61%	26,247
2014	17.917375	19.286240	7.64%	38,133
2013	13.396973	17.917375	33.74%	38,670
2012	11.469793	13.396973	16.80%	39,575
2011	11.909239	11.469793	-3.69%	42,178
2010	10.432735	11.909239	14.15%	44,308
2009	8.231001	10.432735	26.75%	64,999
2008	13.249079	8.231001	-37.87%	75,752
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.084160	11.776333	16.78%	891
2016*	10.000000	10.084160	0.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	22.165116	23.332443	5.27%	24,631
2016	19.691375	22.165116	12.56%	28,701
2015	20.505634	19.691375	-3.97%	33,741
2014	20.279585	20.505634	1.11%	47,499
2013	19.209010	20.279585	5.57%	22,757
2012	17.006776	19.209010	12.95%	30,435
2011	16.613435	17.006776	2.37%	33,305
2010	14.890479	16.613435	11.57%	41,751
2009	10.343788	14.890479	43.96%	54,391
2008	14.568352	10.343788	-29.00%	62,904

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.441230	17.778837	23.11%	56,625
2016	12.892095	14.441230	12.02%	67,020
2015	13.217866	12.892095	-2.46%	76,978
2014	12.575615	13.217866	5.11%	83,410
2013	8.868107	12.575615	41.81%	101,031
2012	7.691254	8.868107	15.30%	110,967
2011	8.825688	7.691254	-12.85%	132,966
2010	7.742536	8.825688	13.99%	164,491
2009	5.133661	7.742536	50.82%	211,572
2008*	10.000000	5.133661	-48.66%	2,138
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.003122	13.535871	23.02%	804
2016*	10.000000	11.003122	10.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.162933	18.904587	16.96%	2,429
2016	14.886489	16.162933	8.57%	3,473
2015	15.146916	14.886489	-1.72%	6,251
2014	13.889330	15.146916	9.05%	6,722
2013	10.151205	13.889330	36.82%	10,808
2012	9.233874	10.151205	9.93%	5,496
2011	9.672275	9.233874	-4.53%	7,124
2010	7.937739	9.672275	21.85%	8,177
2009	6.120401	7.937739	29.69%	17,682
2008*	10.000000	6.120401	-38.80%	27,646
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	1,046
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.865962	14.215221	10.49%	19,201
2016	12.297011	12.865962	4.63%	25,096
2015	12.605143	12.297011	-2.44%	23,776
2014	12.257368	12.605143	2.84%	22,719
2013	10.842213	12.257368	13.05%	24,420
2012	9.901343	10.842213	9.50%	20,596
2011	10.178550	9.901343	-2.72%	20,554
2010	9.350064	10.178550	8.86%	47,133
2009	7.914141	9.350064	18.14%	13,812
2008*	10.000000	7.914141	-20.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.225621	15.102205	14.19%	4,285
2016	12.497841	13.225621	5.82%	4,194
2015	12.845981	12.497841	-2.71%	4,091
2014	12.443839	12.845981	3.23%	2,527
2013	10.409028	12.443839	19.55%	2,527
2012	9.289782	10.409028	12.05%	2,527
2011	9.757848	9.289782	-4.80%	2,527
2010	8.805424	9.757848	10.82%	2,527
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.997916	12.582629	4.87%	8,133
2016	11.631259	11.997916	3.15%	8,554
2015	11.883626	11.631259	-2.12%	8,977
2014	11.663208	11.883626	1.89%	9,606
2013	11.272747	11.663208	3.46%	10,136
2012	10.635656	11.272747	5.99%	9,829
2011	10.636271	10.635656	-0.01%	39,807
2010	10.100382	10.636271	5.31%	19,288
2009	9.063670	10.100382	11.44%	10,490
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.719582	12.450432	16.15%	0
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.078748	14.697639	12.38%	8,802
2016	12.426494	13.078748	5.25%	8,790
2015	12.738720	12.426494	-2.45%	15,302
2014	12.354957	12.738720	3.11%	25,586
2013	10.636554	12.354957	16.16%	23,978
2012	9.600365	10.636554	10.79%	8,896
2011	9.968937	9.600365	-3.70%	7,361
2010	9.078170	9.968937	9.81%	36,340
2009	7.550034	9.078170	20.24%	22,781
2008*	10.000000	7.550034	-24.50%	4,058

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	0
2014	12.392557	12.776465	3.10%	964
2013	10.113294	12.392557	22.54%	964
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.668439	13.726433	8.35%	923
2016	12.120834	12.668439	4.52%	974
2015	12.425283	12.120834	-2.45%	1,283
2014	12.107456	12.425283	2.63%	1,339
2013	11.038758	12.107456	9.68%	3,039
2012	10.174002	11.038758	8.50%	8,442
2011	10.346130	10.174002	-1.66%	10,046
2010	9.623621	10.346130	7.51%	10,427
2009	8.293877	9.623621	16.03%	3,513
2008*	10.000000	8.293877	-17.06%	4,712
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.689056	13.062011	2.94%	2,554
2016	12.215655	12.689056	3.88%	1,366
2015	12.478981	12.215655	-2.11%	2,483
2014	12.047147	12.478981	3.58%	1,953
2013	12.456312	12.047147	-3.28%	1,951
2012	11.724510	12.456312	6.24%	14,017
2011	11.154881	11.724510	5.11%	14,460
2010	10.567560	11.154881	5.56%	59,330
2009	9.852148	10.567560	7.26%	63,102
2008*	10.000000	9.852148	-1.48%	3,188
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.270936	13.578570	2.32%	373
2016	13.024363	13.270936	1.89%	477
2015	13.277968	13.024363	-1.91%	5,703
2014	12.839722	13.277968	3.41%	4,786
2013	13.294413	12.839722	-3.42%	4,911
2012	12.587652	13.294413	5.61%	5,940
2011	12.037904	12.587652	4.57%	8,511
2010	11.292531	12.037904	6.60%	11,217
2009	9.836146	11.292531	14.81%	7,256
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.070232	11.705556	16.24%	0
2016	9.168739	10.070232	9.83%	0
2015*	10.000000	9.168739	-8.31%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.046513	11.276485	12.24%	0
2016	9.367333	10.046513	7.25%	0
2015*	10.000000	9.367333	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	18.427770	25.711980	39.53%	17,418
2016	17.349859	18.427770	6.21%	21,835
2015	20.946977	17.349859	-17.17%	21,126
2014	22.482440	20.946977	-6.83%	22,841
2013	22.632906	22.482440	-0.66%	1,188
2012	19.583210	22.632906	15.57%	1,188
2011	25.585692	19.583210	-23.46%	1,364
2010	22.335735	25.585692	14.55%	1,611
2009	13.870698	22.335735	61.03%	1,667
2008	33.307042	13.870698	-58.36%	4,249
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.568868	15.671469	0.66%	165,492
2016	15.673072	15.568868	-0.66%	164,095
2015	15.912923	15.673072	-1.51%	196,946
2014	15.433695	15.912923	3.11%	233,102
2013	16.314484	15.433695	-5.40%	258,735
2012	16.055896	16.314484	1.61%	312,111
2011	15.181780	16.055896	5.76%	357,209
2010	14.694661	15.181780	3.31%	441,224
2009	14.513118	14.694661	1.25%	535,171
2008	13.664343	14.513118	6.21%	582,925
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.628164	10.523949	-0.98%	170,257
2016	10.777838	10.628164	-1.39%	271,926
2015	10.930871	10.777838	-1.40%	198,534
2014	11.086075	10.930871	-1.40%	204,663
2013	11.243481	11.086075	-1.40%	217,376
2012	11.403562	11.243481	-1.40%	344,275
2011	11.565023	11.403562	-1.40%	522,023
2010	11.729216	11.565023	-1.40%	470,968
2009	11.890766	11.729216	-1.36%	732,434
2008	11.816919	11.890766	0.62%	1,191,917
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.883151	16.190789	25.67%	16,079
2016	12.953023	12.883151	-0.54%	23,530
2015	13.551230	12.953023	-4.41%	26,400
2014	13.805555	13.551230	-1.84%	29,364
2013	11.882533	13.805555	16.18%	7,698
2012	10.424572	11.882533	13.99%	8,191
2011	11.716421	10.424572	-11.03%	8,466
2010	10.488624	11.716421	11.71%	2,011
2009	8.200240	10.488624	27.91%	2,109
2008	15.417748	8.200240	-46.81%	2,109

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.402483	11.538635	22.72%	1,467
2016	9.486013	9.402483	-0.88%	1,440
2015	9.756230	9.486013	-2.77%	1,283
2014	10.547416	9.756230	-7.50%	1,169
2013	8.839774	10.547416	19.32%	2,120
2012	7.584319	8.839774	16.55%	2,524
2011	8.825898	7.584319	-14.07%	2,578
2010	8.334511	8.825898	5.90%	299
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.139296	23.517910	16.78%	18,180
2016	18.657959	20.139296	7.94%	19,143
2015	19.113658	18.657959	-2.38%	19,074
2014	18.464529	19.113658	3.52%	34,109
2013	14.716704	18.464529	25.47%	44,804
2012	12.878109	14.716704	14.28%	80,365
2011	13.595059	12.878109	-5.27%	84,399
2010	12.028363	13.595059	13.03%	110,211
2009	9.590102	12.028363	25.42%	144,531
2008	15.400568	9.590102	-37.73%	154,256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.938376	17.465153	9.58%	7,769
2016	15.205699	15.938376	4.82%	9,068
2015	15.448431	15.205699	-1.57%	11,962
2014	14.980860	15.448431	3.12%	9,872
2013	13.395360	14.980860	11.84%	7,386
2012	12.420224	13.395360	7.85%	4,147
2011	12.485749	12.420224	-0.52%	4,713
2010	11.531239	12.485749	8.28%	2,155
2009*	10.000000	11.531239	15.31%	1,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.386678	20.814777	13.21%	2,423
2016	17.307540	18.386678	6.24%	2,418
2015	17.647147	17.307540	-1.92%	2,353
2014	17.011103	17.647147	3.74%	1,126
2013	14.437980	17.011103	17.82%	1,126
2012	13.045391	14.437980	10.67%	1,126
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.220117	14.818378	4.21%	28,207
2016	13.831726	14.220117	2.81%	40,533
2015	13.991080	13.831726	-1.14%	44,064
2014	13.658383	13.991080	2.44%	75,439
2013	13.213856	13.658383	3.36%	101,372
2012	12.742431	13.213856	3.70%	101,190
2011	12.554982	12.742431	1.49%	97,701
2010	12.024651	12.554982	4.41%	145,985
2009	11.179749	12.024651	7.56%	151,771
2008	12.065159	11.179749	-7.34%	172,359
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.702074	12.033298	12.44%	0
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.760883	12.410534	15.33%	0
2016	10.203997	10.760883	5.46%	0
2015	10.775041	10.203997	-5.30%	0
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.773029	19.790314	11.35%	271,202
2016	16.823029	17.773029	5.65%	302,478
2015	17.119195	16.823029	-1.73%	359,586
2014	16.507013	17.119195	3.71%	399,418
2013	14.354555	16.507013	14.99%	440,400
2012	13.138332	14.354555	9.26%	532,657
2011	13.329878	13.138332	-1.44%	672,257
2010	12.188811	13.329878	9.36%	796,260
2009	10.376310	12.188811	17.47%	1,041,046
2008	13.702051	10.376310	-24.27%	1,030,858
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.291583	22.194922	15.05%	113,674
2016	18.035104	19.291583	6.97%	132,161
2015	18.425665	18.035104	-2.12%	175,732
2014	17.804702	18.425665	3.49%	212,913
2013	14.755526	17.804702	20.66%	243,757
2012	13.155324	14.755526	12.16%	306,389
2011	13.631623	13.155324	-3.49%	405,705
2010	12.252537	13.631623	11.26%	524,639
2009	9.989754	12.252537	22.65%	843,892
2008	14.767442	9.989754	-32.35%	882,111

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.257507	17.507143	7.69%	64,999
2016	15.598163	16.257507	4.23%	75,593
2015	15.824478	15.598163	-1.43%	80,473
2014	15.322942	15.824478	3.27%	88,009
2013	14.064436	15.322942	8.95%	93,856
2012	13.203082	14.064436	6.52%	122,825
2011	13.119542	13.203082	0.64%	152,942
2010	12.261505	13.119542	7.00%	217,686
2009	10.854964	12.261505	12.96%	248,347
2008	12.958668	10.854964	-16.23%	276,552
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.972218	30.093668	25.54%	305,781
2016	23.459513	23.972218	2.19%	339,589
2015	22.639583	23.459513	3.62%	405,877
2014	21.103926	22.639583	7.28%	453,908
2013	15.656863	21.103926	34.79%	536,698
2012	13.379633	15.656863	17.02%	651,364
2011	13.879239	13.379633	-3.60%	773,701
2010	12.937705	13.879239	7.28%	954,179
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.254405	11.886080	15.91%	246
2016	9.580687	10.254405	7.03%	1,953
2015	9.940095	9.580687	-3.62%	2,348
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	1,927
2015	10.136201	10.008431	-1.26%	2,291
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	48.946350	55.878552	14.16%	32,273
2016	41.266647	48.946350	18.61%	35,938
2015	42.940824	41.266647	-3.90%	43,308
2014	39.801118	42.940824	7.89%	48,577
2013	30.339423	39.801118	31.19%	54,849
2012	26.194264	30.339423	15.82%	64,647
2011	27.258994	26.194264	-3.91%	79,658
2010	21.905984	27.258994	24.44%	93,667
2009	16.245788	21.905984	34.84%	142,877
2008	25.932810	16.245788	-37.35%	175,068

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.616399	19.518713	4.85%	20,058
2016	17.377412	18.616399	7.13%	23,973
2015	18.148708	17.377412	-4.25%	28,538
2014	17.718275	18.148708	2.43%	41,452
2013	18.174214	17.718275	-2.51%	37,357
2012	16.421308	18.174214	10.67%	49,682
2011	15.778518	16.421308	4.07%	49,649
2010	14.470434	15.778518	9.04%	66,810
2009	11.799208	14.470434	22.64%	80,095
2008	14.468591	11.799208	-18.45%	80,303
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.109465	21.218710	24.02%	51,067
2016	17.727889	17.109465	-3.49%	54,823
2015	18.068403	17.727889	-1.88%	58,952
2014	18.511590	18.068403	-2.39%	66,493
2013	15.469631	18.511590	19.66%	0
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0
2009*	10.000000	13.451439	34.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.755668	10.612653	21.21%	4,360
2016	8.438681	8.755668	3.76%	6,051
2015	9.020295	8.438681	-6.45%	6,603
2014*	10.000000	9.020295	-9.80%	7,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	15.003277	19.262231	28.39%	20,727
2016	14.889658	15.003277	0.76%	19,794
2015	14.599663	14.889658	1.99%	24,179
2014	13.407747	14.599663	8.89%	26,213
2013	10.091991	13.407747	32.86%	34,323
2012	8.796906	10.091991	14.72%	50,050
2011	9.188587	8.796906	-4.26%	63,815
2010	8.067649	9.188587	13.89%	110,204
2009	6.304802	8.067649	27.96%	64,030
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.912110	20.229689	12.94%	10,165
2016	15.612995	17.912110	14.73%	11,442
2015	16.349912	15.612995	-4.51%	12,936
2014	15.003932	16.349912	8.97%	14,678
2013	11.235257	15.003932	33.54%	18,071
2012	9.672458	11.235257	16.16%	21,423
2011	10.416860	9.672458	-7.15%	23,475
2010*	10.000000	10.416860	4.17%	30,681

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.866940	16.764728	12.77%	282
2016	12.992704	14.866940	14.43%	282
2015	13.646136	12.992704	-4.79%	282
2014	12.553952	13.646136	8.70%	282
2013	9.429299	12.553952	33.14%	282
2012	8.132803	9.429299	15.94%	282
2011	8.783164	8.132803	-7.40%	1,910
2010	7.900785	8.783164	11.17%	5,119
2009	6.289031	7.900785	25.63%	8,817
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.145152	19.076041	25.95%	84,308
2016	14.426844	15.145152	4.98%	94,096
2015	14.658829	14.426844	-1.58%	116,623
2014	14.290362	14.658829	2.58%	138,149
2013	10.430873	14.290362	37.00%	165,759
2012	9.207097	10.430873	13.29%	196,926
2011	9.749946	9.207097	-5.57%	240,811
2010	7.797173	9.749946	25.04%	303,312
2009	6.220733	7.797173	25.34%	394,434
2008*	10.000000	6.220733	-37.79%	7,682
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.235158	21.591403	12.25%	116,421
2016	16.588905	19.235158	15.95%	134,645
2015	17.324375	16.588905	-4.25%	163,225
2014	15.014820	17.324375	15.38%	174,459
2013	11.223612	15.014820	33.78%	203,878
2012	9.784057	11.223612	14.71%	232,530
2011	10.158513	9.784057	-3.69%	252,147
2010	8.611937	10.158513	17.96%	293,700
2009	6.694455	8.611937	28.64%	331,540
2008*	10.000000	6.694455	-33.06%	14,280
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	23.223829	28.607471	23.18%	23,094
2016	21.746638	23.223829	6.79%	25,731
2015	21.889905	21.746638	-0.65%	26,427
2014	21.593612	21.889905	1.37%	24,132
2013	15.177795	21.593612	42.27%	27,410
2012	13.570259	15.177795	11.85%	32,970
2011	13.852352	13.570259	-2.04%	37,526
2010	11.198962	13.852352	23.69%	50,005
2009	8.910934	11.198962	25.68%	69,438
2008	16.867623	8.910934	-47.17%	79,122

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	60.948343	65.544270	7.54%	27,802
2016	49.082802	60.948343	24.17%	31,649
2015	52.969902	49.082802	-7.34%	39,680
2014	50.197125	52.969902	5.52%	43,473
2013	36.260190	50.197125	38.44%	53,256
2012	30.533520	36.260190	18.76%	64,208
2011	32.620202	30.533520	-6.40%	76,190
2010	26.130932	32.620202	24.83%	92,050
2009	20.997459	26.130932	24.45%	132,361
2008	31.388067	20.997459	-33.10%	156,941
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	47.909752	53.612572	11.90%	40,661
2016	39.556465	47.909752	21.12%	46,549
2015	40.785081	39.556465	-3.01%	55,975
2014	41.029765	40.785081	-0.60%	62,696
2013	29.531592	41.029765	38.94%	70,772
2012	25.931771	29.531592	13.88%	84,858
2011	27.847272	25.931771	-6.88%	105,451
2010	22.536251	27.847272	23.57%	125,999
2009	16.967998	22.536251	32.82%	137,610
2008	27.841912	16.967998	-39.06%	169,391
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	20.804995	24.724871	18.84%	40,545
2016	18.942232	20.804995	9.83%	47,850
2015	19.033161	18.942232	-0.48%	56,714
2014	17.212463	19.033161	10.58%	77,913
2013	13.315422	17.212463	29.27%	90,123
2012	11.824177	13.315422	12.61%	98,429
2011	11.928634	11.824177	-0.88%	112,282
2010	10.663668	11.928634	11.86%	131,185
2009	8.576821	10.663668	24.33%	168,279
2008	14.883829	8.576821	-42.37%	192,479
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.161916	14.871485	5.01%	83,055
2016	13.379244	14.161916	5.85%	99,610
2015	14.337324	13.379244	-6.68%	110,175
2014	11.282015	14.337324	27.08%	124,528
2013	11.104067	11.282015	1.60%	124,889
2012	9.726579	11.104067	14.16%	169,400
2011	9.262269	9.726579	5.01%	185,237
2010	7.215778	9.262269	28.36%	229,992
2009	5.593521	7.215778	29.00%	305,056
2008*	10.000000	5.593521	-44.06%	11,863

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.250089	17.033442	19.53%	13,048
2016	12.973398	14.250089	9.84%	13,704
2015	13.034700	12.973398	-0.47%	13,969
2014	11.690929	13.034700	11.49%	11,058
2013*	10.000000	11.690929	16.91%	3,033
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.402485	10.419228	0.16%	8,782
2016	10.293303	10.402485	1.06%	8,223
2015	10.475188	10.293303	-1.74%	8,519
2014	10.571704	10.475188	-0.91%	11,125
2013	10.710524	10.571704	-1.30%	13,083
2012	10.493248	10.710524	2.07%	19,733
2011	10.505471	10.493248	-0.12%	19,062
2010	10.402907	10.505471	0.99%	46,530
2009	9.850295	10.402907	5.61%	61,206
2008*	10.000000	9.850295	-1.50%	1,098
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.474102	16.295948	12.59%	2,410
2016	12.144406	14.474102	19.18%	3,275
2015	12.949016	12.144406	-6.21%	4,064
2014	12.561167	12.949016	3.09%	1,701
2013*	10.000000	12.561167	25.61%	1,521
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.963642	16.896703	21.00%	1,817
2016	14.005178	13.963642	-0.30%	1,934
2015	14.780942	14.005178	-5.25%	2,274
2014	16.320458	14.780942	-9.43%	5,264
2013	13.782602	16.320458	18.41%	6,699
2012	11.691392	13.782602	17.89%	4,081
2011	13.539657	11.691392	-13.65%	4,979
2010	12.912369	13.539657	4.86%	5,533
2009*	10.000000	12.912369	29.12%	10,798
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.838017	12.083458	22.82%	3,436
2016	9.578681	9.838017	2.71%	3,436
2015*	10.000000	9.578681	-4.21%	3,678

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.342392	10.288884	-0.52%	13,583
2016	10.362502	10.342392	-0.19%	14,404
2015	10.490360	10.362502	-1.22%	18,346
2014	10.574797	10.490360	-0.80%	15,868
2013	10.659198	10.574797	-0.79%	17,373
2012	10.334992	10.659198	3.14%	18,655
2011	10.451154	10.334992	-1.11%	27,087
2010	10.067484	10.451154	3.81%	28,670
2009	9.009695	10.067484	11.74%	53,430
2008	10.555062	9.009695	-14.64%	46,029
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.749384	25.398106	16.78%	0
2016	20.077309	21.749384	8.33%	0
2015	20.457226	20.077309	-1.86%	666
2014	18.796293	20.457226	8.84%	2,615
2013	13.853638	18.796293	35.68%	4,623
2012	12.660703	13.853638	9.42%	2,116
2011	13.248211	12.660703	-4.43%	2,795
2010	10.936610	13.248211	21.14%	9,745
2009	8.439623	10.936610	29.59%	2,042
2008	14.134860	8.439623	-40.29%	3,461
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.796220	31.010915	25.06%	0
2016	25.713669	24.796220	-3.57%	0
2015	25.186304	25.713669	2.09%	0
2014	22.133437	25.186304	13.79%	0
2013	17.302030	22.133437	27.92%	0
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
2009	10.262211	14.623163	42.50%	304,427
2008	19.104160	10.262211	-46.28%	354,112
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	24.338096	30.907961	26.99%	39,370
2016	24.119692	24.338096	0.91%	41,948
2015	22.946306	24.119692	5.11%	47,496
2014	21.999635	22.946306	4.30%	53,461
2013	16.407668	21.999635	34.08%	64,098
2012	14.290760	16.407668	14.81%	74,716
2011	14.336167	14.290760	-0.32%	89,839
2010	11.406673	14.336167	25.68%	104,037
2009	8.723969	11.406673	30.75%	139,042
2008	17.372133	8.723969	-49.78%	157,697

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	18.505099	24.937080	34.76%	129,442
2016	18.751769	18.505099	-1.32%	157,279
2015	18.296407	18.751769	2.49%	215,462
2014	18.140382	18.296407	0.86%	232,153
2013	14.451565	18.140382	25.53%	119,468
2012	12.086923	14.451565	19.56%	130,830
2011	13.366337	12.086923	-9.57%	147,854
2010	11.689703	13.366337	14.34%	171,535
2009	8.482166	11.689703	37.82%	224,488
2008	14.383197	8.482166	-41.03%	268,681
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.263238	10.754715	4.79%	4,965
2016	9.770259	10.263238	5.05%	5,654
2015	10.138168	9.770259	-3.63%	5,511
2014	9.998294	10.138168	1.40%	3,551
2013	10.153699	9.998294	-1.53%	7,088
2012*	10.000000	10.153699	1.54%	1,945
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.804103	10.976968	24.68%	1,957
2016	9.177984	8.804103	-4.07%	1,131
2015	9.027900	9.177984	1.66%	2,012
2014*	10.000000	9.027900	-9.72%	2,119
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	24.653818	28.420356	15.28%	59,998
2016	22.400580	24.653818	10.06%	70,287
2015	21.986841	22.400580	1.88%	86,235
2014	20.143043	21.986841	9.15%	95,736
2013	15.503064	20.143043	29.93%	111,897
2012	13.453826	15.503064	15.23%	129,448
2011	13.646425	13.453826	-1.41%	169,173
2010	11.919993	13.646425	14.48%	219,012
2009	9.423709	11.919993	26.49%	276,037
2008	15.533481	9.423709	-39.33%	317,168
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.271816	20.567258	12.56%	4,606
2016	15.696760	18.271816	16.41%	2,638
2015	16.917657	15.696760	-7.22%	2,474
2014	15.328616	16.917657	10.37%	3,268
2013	11.024374	15.328616	39.04%	10,830
2012	9.476668	11.024374	16.33%	10,039
2011	9.828402	9.476668	-3.58%	9,460
2010	8.077252	9.828402	21.68%	7,583
2009	5.971012	8.077252	35.27%	15,763
2008	9.740855	5.971012	-38.70%	16,646

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.347636	11.568210	11.80%	9,620
2016	9.294660	10.347636	11.33%	9,627
2015	10.380393	9.294660	-10.46%	9,498
2014	10.480118	10.380393	-0.95%	15,214
2013	10.617321	10.480118	-1.29%	13,230
2012*	10.000000	10.617321	6.17%	13,345
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.418135	11.277369	8.25%	0
2016	9.332530	10.418135	11.63%	0
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.994491	12.004733	9.19%	1,691
2016	10.835564	10.994491	1.47%	1,438
2015	11.838901	10.835564	-8.47%	2,432
2014	11.970971	11.838901	-1.10%	2,394
2013	12.994281	11.970971	-7.88%	1,817
2012	12.523974	12.994281	3.76%	29,795
2011	11.715321	12.523974	6.90%	40,401
2010	10.863506	11.715321	7.84%	38,771
2009*	10.000000	10.863506	8.64%	2,600
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.367019	11.348665	-0.16%	25,513
2016	11.379469	11.367019	-0.11%	26,915
2015	11.516995	11.379469	-1.19%	29,065
2014	11.593767	11.516995	-0.66%	44,858
2013	11.785758	11.593767	-1.63%	80,148
2012	11.303572	11.785758	4.27%	69,129
2011	11.349250	11.303572	-0.40%	58,344
2010	10.942921	11.349250	3.71%	63,677
2009*	10.000000	10.942921	9.43%	42,169
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.464741	13.762936	2.21%	0
2016	12.982043	13.464741	3.72%	0
2015	13.532374	12.982043	-4.07%	0
2014	13.312970	13.532374	1.65%	0
2013	14.872887	13.312970	-10.49%	0
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
2009	10.126988	11.817145	16.69%	0
2008	11.046758	10.126988	-8.33%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.107944	10.196573	0.88%	0
2016*	10.000000	10.107944	1.08%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.145309	15.668824	3.46%	0
2016	14.958044	15.145309	1.25%	0
2015	15.104638	14.958044	-0.97%	0
2014	14.691639	15.104638	2.81%	0
2013	15.197449	14.691639	-3.33%	0
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
2009	11.486267	12.914239	12.43%	0
2008	11.121235	11.486267	3.28%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.713713	11.073007	3.35%	32,719
2016	10.591772	10.713713	1.15%	40,380
2015	10.706236	10.591772	-1.07%	44,792
2014	10.423839	10.706236	2.71%	47,918
2013	10.793451	10.423839	-3.42%	48,063
2012	9.997303	10.793451	7.96%	36,683
2011*	10.000000	9.997303	-0.03%	5,992
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.827498	12.266057	24.81%	0
2016*	10.000000	9.827498	-1.73%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.380041	13.877296	3.72%	0
2016	11.335117	13.380041	18.04%	0
2015	13.132112	11.335117	-13.68%	0
2014	13.812881	13.132112	-4.93%	0
2013	11.578948	13.812881	19.29%	0
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
2009	6.306022	9.826745	55.83%	0
2008	11.274080	6.306022	-44.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.771653	34.861674	25.53%	18,698
2016	31.545211	27.771653	-11.96%	14,966
2015	28.445811	31.545211	10.90%	29,576
2014	21.984956	28.445811	29.39%	27,539
2013	14.813993	21.984956	48.41%	42,451
2012	11.469343	14.813993	29.16%	37,518
2011	10.537474	11.469343	8.84%	19,533
2010*	10.000000	10.537474	5.37%	1,984

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.709997	7.452477	-3.34%	7,048
2016	5.452194	7.709997	41.41%	6,268
2015	8.331203	5.452194	-34.56%	3,418
2014	10.476472	8.331203	-20.48%	5,602
2013	9.633425	10.476472	8.75%	4,135
2012*	10.000000	9.633425	-3.67%	4,039
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	47.154285	70.225600	48.93%	2,819
2016	47.772942	47.154285	-1.29%	3,539
2015	56.334025	47.772942	-15.20%	3,733
2014	57.372034	56.334025	-1.81%	4,020
2013	51.942908	57.372034	10.45%	5,421
2012	40.584488	51.942908	27.99%	7,506
2011	55.425541	40.584488	-26.78%	2,950
2010	44.316971	55.425541	25.07%	3,445
2009	21.083641	44.316971	110.20%	3,933
2008	60.715138	21.083641	-65.27%	4,380
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	36.078782	34.970989	-3.07%	2,771
2016	25.460684	36.078782	41.70%	7,094
2015	38.800263	25.460684	-34.38%	7,865
2014	48.644610	38.800263	-20.24%	9,235
2013	44.633626	48.644610	8.99%	11,288
2012	43.786283	44.633626	1.94%	15,003
2011	53.150799	43.786283	-17.62%	2,749
2010	41.710547	53.150799	27.43%	4,125
2009	26.852986	41.710547	55.33%	4,310
2008	50.552578	26.852986	-46.88%	5,401
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	17.245996	21.504194	24.69%	2,057
2016	16.834410	17.245996	2.44%	4,494
2015	17.622175	16.834410	-4.47%	4,506
2014	16.218211	17.622175	8.66%	4,735
2013	12.281488	16.218211	32.05%	4,959
2012	10.712401	12.281488	14.65%	5,029
2011	11.660281	10.712401	-8.13%	5,044
2010	10.526327	11.660281	10.77%	5,060
2009	8.402066	10.526327	25.28%	2,653
2008	13.714958	8.402066	-38.74%	1,556

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.846531	29.593874	24.10%	2,012
2016	22.445413	23.846531	6.24%	3,739
2015	23.439797	22.445413	-4.24%	3,148
2014	24.227573	23.439797	-3.25%	3,361
2013	16.355805	24.227573	48.13%	5,152
2012	15.378152	16.355805	6.36%	4,519
2011	16.347518	15.378152	-5.93%	3,872
2010	13.078108	16.347518	25.00%	6,820
2009*	10.000000	13.078108	30.78%	2,368

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.842760	32.078425	11.22%	0
2016	23.451680	28.842760	22.99%	0
2015	25.233564	23.451680	-7.06%	0
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	63
2012	14.841377	17.326930	16.75%	164
2011	16.480266	14.841377	-9.94%	634
2010	13.210063	16.480266	24.76%	1,569
2009	9.396216	13.210063	40.59%	979
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.310782	13.599969	2.17%	894
2016	12.938426	13.310782	2.88%	4,679
2015	13.461043	12.938426	-3.88%	4,686
2014	13.222784	13.461043	1.80%	4,693
2013	14.660477	13.222784	-9.81%	4,751
2012	13.853507	14.660477	5.83%	5,250
2011	12.579318	13.853507	10.13%	2,284
2010	12.142758	12.579318	3.60%	2,783
2009	11.179458	12.142758	8.62%	9,098
2008	11.527071	11.179458	-3.02%	7,516
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	22.897273	27.189248	18.74%	4,305
2016	20.472741	22.897273	11.84%	4,945
2015	22.011161	20.472741	-6.99%	7,983
2014	19.852724	22.011161	10.87%	8,307
2013	14.831750	19.852724	33.85%	8,358
2012	13.116528	14.831750	13.08%	10,370
2011	12.907424	13.116528	1.62%	11,112
2010	11.474011	12.907424	12.49%	12,815
2009	9.858737	11.474011	16.38%	17,305
2008	15.293548	9.858737	-35.54%	18,738

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	16.738233	21.644237	29.31%	0
2016	17.972029	16.738233	-6.87%	0
2015	18.099243	17.972029	-0.70%	0
2014	19.435866	18.099243	-6.88%	0
2013	16.111091	19.435866	20.64%	0
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
2009	10.575796	13.941581	31.83%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.164915	25.499788	10.08%	501
2016	19.132100	23.164915	21.08%	510
2015	19.695800	19.132100	-2.86%	522
2014	17.166323	19.695800	14.74%	534
2013	13.387193	17.166323	28.23%	1,037
2012	11.677860	13.387193	14.64%	407
2011	11.932093	11.677860	-2.13%	789
2010	10.152758	11.932093	17.53%	547
2009	7.928090	10.152758	28.06%	1,863
2008	10.634032	7.928090	-25.45%	628
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	34.663081	37.150213	7.18%	0
2016	29.192912	34.663081	18.74%	0
2015	30.819579	29.192912	-5.28%	0
2014	27.655628	30.819579	11.44%	0
2013	21.303483	27.655628	29.82%	0
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
2009	14.353499	16.955134	18.13%	46,957
2008	19.891120	14.353499	-27.84%	42,102
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.160715	12.813189	14.81%	7,666
2016	9.757481	11.160715	14.38%	8,033
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.177751	17.008811	12.06%	6,004
2016	14.835936	15.177751	2.30%	10,454
2015	15.206461	14.835936	-2.44%	10,787
2014	15.137710	15.206461	0.45%	11,169
2013	13.425066	15.137710	12.76%	13,902
2012	12.388328	13.425066	8.37%	14,559
2011	13.045088	12.388328	-5.03%	13,267
2010	12.059777	13.045088	8.17%	10,346
2009*	10.000000	12.059777	20.60%	6,787

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.241414	10.807773	5.53%	2,929
2016	9.210938	10.241414	11.19%	2,702
2015*	10.000000	9.210938	-7.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.881134	10.050474	1.71%	0
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.197012	1.97%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.150174	16.686713	10.14%	429
2016	11.727012	15.150174	29.19%	455
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	203
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.137796	32.278282	10.78%	9,894
2016	23.515456	29.137796	23.91%	10,094
2015	24.430581	23.515456	-3.75%	10,088
2014	23.582274	24.430581	3.60%	10,085
2013	17.005377	23.582274	38.68%	10,221
2012	14.909191	17.005377	14.06%	10,504
2011	15.043438	14.909191	-0.89%	10,494
2010	12.131407	15.043438	24.00%	10,751
2009	9.845842	12.131407	23.21%	12,066
2008	14.461573	9.845842	-31.92%	3,814
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.478980	28.123695	19.78%	16,031
2016	21.326747	23.478980	10.09%	17,130
2015	21.403570	21.326747	-0.36%	24,342
2014	19.147966	21.403570	11.78%	34,463
2013	14.716283	19.147966	30.11%	36,236
2012	12.902704	14.716283	14.06%	41,600
2011	12.850866	12.902704	0.40%	61,523
2010	11.354934	12.850866	13.17%	69,033
2009	9.120253	11.354934	24.50%	77,273
2008	14.723077	9.120253	-38.05%	76,171

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.909328	21.493525	13.67%	3,998
2016	17.383511	18.909328	8.78%	4,051
2015	18.221417	17.383511	-4.60%	4,126
2014	16.297102	18.221417	11.81%	4,205
2013	12.309273	16.297102	32.40%	4,310
2012	11.155011	12.309273	10.35%	5,560
2011	11.217703	11.155011	-0.56%	5,972
2010	9.913825	11.217703	13.15%	6,859
2009	7.520932	9.913825	31.82%	13,674
2008	11.638187	7.520932	-35.38%	15,229
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	21.790829	27.345715	25.49%	3,601
2016	20.490951	21.790829	6.34%	4,545
2015	21.318699	20.490951	-3.88%	6,513
2014	20.012981	21.318699	6.52%	7,210
2013	16.768590	20.012981	19.35%	8,402
2012	15.408708	16.768590	8.83%	9,995
2011	14.342372	15.408708	7.43%	12,787
2010	12.620167	14.342372	13.65%	15,029
2009	10.448718	12.620167	20.78%	21,355
2008	15.050138	10.448718	-30.57%	22,020
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.942958	17.660155	26.66%	0
2016	14.355121	13.942958	-2.87%	0
2015	14.973774	14.355121	-4.13%	0
2014	16.755752	14.973774	-10.64%	0
2013	13.823607	16.755752	21.21%	0
2012	12.450473	13.823607	11.03%	0
2011	15.497497	12.450473	-19.66%	0
2010	15.054672	15.497497	2.94%	0
2009	11.663563	15.054672	29.07%	0
2008	18.882695	11.663563	-38.23%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	18.339235	22.534815	22.88%	0
2016	15.894860	18.339235	15.38%	0
2015	16.504527	15.894860	-3.69%	0
2014	16.484572	16.504527	0.12%	0
2013	11.260256	16.484572	46.40%	0
2012	9.477410	11.260256	18.81%	0
2011	11.162131	9.477410	-15.09%	0
2010	8.636085	11.162131	29.25%	0
2009	6.952833	8.636085	24.21%	0
2008	11.305361	6.952833	-38.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.373510	10.575440	1.95%	2,670
2016	9.661427	10.373510	7.37%	2,670
2015	9.901823	9.661427	-2.43%	2,501
2014*	10.000000	9.901823	-0.98%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	17.702503	18.150576	2.53%	15,440
2016	17.300638	17.702503	2.32%	15,066
2015	17.598049	17.300638	-1.69%	17,181
2014	17.204381	17.598049	2.29%	20,621
2013	17.278688	17.204381	-0.43%	20,778
2012	15.979969	17.278688	8.13%	25,518
2011	15.854161	15.979969	0.79%	37,468
2010	14.826476	15.854161	6.93%	40,315
2009	12.491847	14.826476	18.69%	36,884
2008	13.672045	12.491847	-8.63%	30,913
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.298300	15.922219	11.36%	0
2016	13.780812	14.298300	3.76%	0
2015	14.027327	13.780812	-1.76%	0
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.262996	16.372048	14.79%	6,786
2016	13.647608	14.262996	4.51%	6,649
2015	13.899349	13.647608	-1.81%	852
2014	13.475332	13.899349	3.15%	852
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	0
2010	9.612773	10.849065	12.86%	1,176
2009	7.574533	9.612773	26.91%	1,259
2008	11.422675	7.574533	-33.69%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.531999	17.303387	19.07%	5,641
2016	13.842663	14.531999	4.98%	5,732
2015	14.093683	13.842663	-1.78%	0
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.424788	11.929860	14.44%	0
2016*	10.000000	10.424788	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	33.676288	40.412387	20.00%	0
2016	31.665100	33.676288	6.35%	0
2015	31.952770	31.665100	-0.90%	0
2014	28.996484	31.952770	10.20%	0
2013	22.435335	28.996484	29.24%	0
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
2009	13.220332	17.675281	33.70%	96,929
2008	23.377160	13.220332	-43.45%	100,597
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.751973	10.302417	-4.18%	6,048
2016	8.171698	10.751973	31.58%	4,973
2015	10.463214	8.171698	-21.90%	4,237
2014	12.171054	10.463214	-14.03%	2,984
2013	9.948062	12.171054	22.35%	2,988
2012	9.638456	9.948062	3.21%	3,090
2011	10.316401	9.638456	-6.57%	10,921
2010	8.785117	10.316401	17.43%	12,707
2009	6.040655	8.785117	45.43%	19,822
2008	13.443845	6.040655	-55.07%	18,481
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.487172	27.223263	11.17%	12,334
2016	21.073659	24.487172	16.20%	16,698
2015	22.295332	21.073659	-5.48%	19,404
2014	20.822881	22.295332	7.07%	22,903
2013	16.505584	20.822881	26.16%	25,051
2012	14.292433	16.505584	15.48%	28,786
2011	14.378804	14.292433	-0.60%	38,763
2010	12.677441	14.378804	13.42%	53,750
2009	9.892995	12.677441	28.15%	81,266
2008	17.521257	9.892995	-43.54%	87,083

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.250862	12.930125	14.93%	0
2016*	10.000000	11.250862	12.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	17.228904	22.821067	32.46%	0
2016	17.438638	17.228904	-1.20%	0
2015	16.775671	17.438638	3.95%	0
2014	15.184676	16.775671	10.48%	0
2013	11.183204	15.184676	35.78%	0
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
2009	5.390221	7.740722	43.61%	7,750
2008	12.171365	5.390221	-55.71%	7,660
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	21.440820	28.527309	33.05%	9,512
2016	21.601268	21.440820	-0.74%	10,323
2015	20.475058	21.601268	5.50%	12,127
2014	18.685707	20.475058	9.58%	14,089
2013	13.920714	18.685707	34.23%	17,777
2012	12.332230	13.920714	12.88%	19,276
2011	12.495657	12.332230	-1.31%	22,699
2010	10.220627	12.495657	22.26%	25,399
2009	8.093000	10.220627	26.29%	38,233
2008	15.563709	8.093000	-48.00%	38,142
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.215582	18.166368	5.52%	3,045
2016	15.273067	17.215582	12.72%	9,786
2015	16.102585	15.273067	-5.15%	9,840
2014	16.165795	16.102585	-0.39%	2,496
2013	15.493571	16.165795	4.34%	2,506
2012	13.767645	15.493571	12.54%	3,795
2011	13.442010	13.767645	2.42%	3,808
2010	11.986961	13.442010	12.14%	4,051
2009	8.459919	11.986961	41.69%	4,566
2008	11.455663	8.459919	-26.15%	5,788
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.254001	14.632026	2.65%	2,012
2016	13.823402	14.254001	3.12%	2,074
2015	14.126484	13.823402	-2.15%	2,699
2014	13.554408	14.126484	4.22%	2,514
2013	14.018752	13.554408	-3.31%	2,892
2012	13.449621	14.018752	4.23%	3,721
2011	12.729366	13.449621	5.66%	6,651
2010	11.995456	12.729366	6.12%	15,331
2009	10.522621	11.995456	14.00%	22,053
2008	11.046997	10.522621	-4.75%	23,204

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.510003	20.829673	18.96%	2,964
2016	15.847373	17.510003	10.49%	3,205
2015	16.325407	15.847373	-2.93%	3,284
2014	15.599050	16.325407	4.66%	3,881
2013	11.633223	15.599050	34.09%	4,934
2012	10.287348	11.633223	13.08%	9,936
2011	11.691389	10.287348	-12.01%	22,232
2010	9.217537	11.691389	26.84%	31,685
2009	6.680093	9.217537	37.99%	33,406
2008	11.205785	6.680093	-40.39%	33,870
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	17.003676	21.802581	28.22%	4,306
2016	18.184506	17.003676	-6.49%	4,653
2015	17.829743	18.184506	1.99%	5,411
2014	19.699795	17.829743	-9.49%	2,986
2013	15.332114	19.699795	28.49%	3,067
2012	12.906937	15.332114	18.79%	4,293
2011	15.822499	12.906937	-18.43%	4,388
2010	14.209012	15.822499	11.36%	4,508
2009	11.403279	14.209012	24.60%	4,559
2008	20.613530	11.403279	-44.68%	7,466
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.189808	1.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.815037	26.804704	17.49%	8
2016	21.145491	22.815037	7.90%	8
2015	22.132743	21.145491	-4.46%	8
2014	21.049671	22.132743	5.15%	2,596
2013	16.374110	21.049671	28.55%	2,959
2012	13.072699	16.374110	25.25%	3,663
2011	14.552334	13.072699	-10.17%	3,663
2010	11.677127	14.552334	24.62%	4,977
2009	7.528076	11.677127	55.11%	5,178
2008	15.646148	7.528076	-51.89%	6,328
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	3,368
2014	12.367168	12.534961	1.36%	3,658
2013	10.138969	12.367168	21.98%	3,809
2012	8.920699	10.138969	13.66%	3,809
2011	9.193434	8.920699	-2.97%	3,809
2010	8.461035	9.193434	8.66%	5,086
2009	6.591481	8.461035	28.36%	4,444
2008*	10.000000	6.591481	-34.09%	1,760

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.594672	16.855856	8.09%	3,510
2016	13.877394	15.594672	12.37%	7,940
2015	15.150356	13.877394	-8.40%	8,105
2014	14.694972	15.150356	3.10%	9,632
2013	13.086696	14.694972	12.29%	8,919
2012	11.788201	13.086696	11.02%	8,622
2011	11.682728	11.788201	0.90%	24,838
2010	10.521206	11.682728	11.04%	68,789
2009	7.873384	10.521206	33.63%	68,468
2008	11.357564	7.873384	-30.68%	67,438
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	28.338381	30.903537	9.05%	1,884
2016	22.086651	28.338381	28.31%	2,062
2015	24.199263	22.086651	-8.73%	1,731
2014	24.415928	24.199263	-0.89%	1,801
2013	18.185049	24.415928	34.26%	1,907
2012	15.587078	18.185049	16.67%	3,368
2011	16.433932	15.587078	-5.15%	8,136
2010	13.005172	16.433932	26.36%	11,863
2009	10.217490	13.005172	27.28%	12,162
2008	15.478667	10.217490	-33.99%	11,874
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.562626	11.848948	38.38%	5,350
2016	7.397922	8.562626	15.74%	6,065
2015	9.337239	7.397922	-20.77%	7,028
2014*	10.000000	9.337239	-6.63%	5,970
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.460720	18.983875	15.33%	0
2016	15.538439	16.460720	5.94%	0
2015	16.828712	15.538439	-7.67%	0
2014	19.162566	16.828712	-12.18%	0
2013	15.773367	19.162566	21.49%	0
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
2009	10.548801	14.277830	35.35%	0
2008	17.910554	10.548801	-41.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2017	8.419096	9.682465	15.01%	0
2016	7.970707	8.419096	5.63%	0
2015	8.649601	7.970707	-7.85%	0
2014*	10.000000	8.649601	-13.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2017	16.583404	19.071895	15.01%	0
2016	15.700213	16.583404	5.63%	0
2015	17.037446	15.700213	-7.85%	0
2014	19.453733	17.037446	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.555350	9.598526	0.45%	3,934
2016	9.418784	9.555350	1.45%	3,608
2015	9.987313	9.418784	-5.69%	3,664
2014*	10.000000	9.987313	-0.13%	4,868
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.175007	12.457463	11.48%	0
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.050431	10.269063	2.18%	0
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.556219	14.238026	13.39%	0
2016	11.542777	12.556219	8.78%	0
2015	11.791168	11.542777	-2.11%	0
2014	11.394453	11.791168	3.48%	0
2013	9.692796	11.394453	17.56%	0
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
2009	7.558878	8.918993	17.99%	0
2008	12.448855	7.558878	-39.28%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.204467	18.681245	22.87%	0
2016	14.198925	15.204467	7.08%	0
2015	14.419299	14.198925	-1.53%	0
2014	12.942505	14.419299	11.41%	0
2013	10.061927	12.942505	28.63%	0
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0
2009	5.386463	7.642037	41.87%	0
2008	9.104513	5.386463	-40.84%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.337218	17.290181	12.73%	0
2016	14.407516	15.337218	6.45%	0
2015	14.603851	14.407516	-1.34%	0
2014	13.886844	14.603851	5.16%	0
2013	12.324941	13.886844	12.67%	0
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
2009	8.249929	10.214032	23.81%	0
2008	11.499152	8.249929	-28.26%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.894893	20.241920	13.12%	0
2016	14.796455	17.894893	20.94%	0
2015	15.754757	14.796455	-6.08%	0
2014	14.855848	15.754757	6.05%	0
2013	11.316021	14.855848	31.28%	0
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
2009	7.000546	9.176350	31.08%	0
2008	11.536953	7.000546	-39.32%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.575278	19.447853	4.70%	0
2016	16.038160	18.575278	15.82%	0
2015	16.943846	16.038160	-5.35%	0
2014	16.771567	16.943846	1.03%	0
2013	15.848326	16.771567	5.83%	0
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
2009	7.337855	12.492509	70.25%	0
2008	10.633911	7.337855	-31.00%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.833420	22.313491	2.20%	0
2016	17.498166	21.833420	24.78%	0
2015	19.014052	17.498166	-7.97%	0
2014	19.564087	19.014052	-2.81%	0
2013	14.512216	19.564087	34.81%	0
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0
2009	7.100855	10.912009	53.67%	0
2008	11.732573	7.100855	-39.48%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.754515	22.137787	12.06%	0
2016	15.813538	19.754515	24.92%	0
2015	17.215858	15.813538	-8.15%	0
2014	17.311097	17.215858	-0.55%	0
2013	13.175247	17.311097	31.39%	0
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
2009	7.604188	10.785783	41.84%	0
2008	10.786546	7.604188	-29.50%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.500292	19.901230	20.61%	0
2016	14.756826	16.500292	11.81%	0
2015	15.170322	14.756826	-2.73%	0
2014	14.148294	15.170322	7.22%	0
2013	10.157510	14.148294	39.29%	0
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
2009	5.597969	7.458449	33.23%	0
2008	10.763552	5.597969	-47.99%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.407260	19.756112	28.23%	0
2016	14.379316	15.407260	7.15%	0
2015	13.831482	14.379316	3.96%	0
2014	12.179225	13.831482	13.57%	0
2013	9.634355	12.179225	26.41%	0
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
2009	6.201934	8.146185	31.35%	0
2008	10.000623	6.201934	-37.98%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.861150	18.650887	25.50%	0
2016	14.744818	14.861150	0.79%	0
2015	14.248385	14.744818	3.48%	0
2014	13.332785	14.248385	6.87%	0
2013	9.654033	13.332785	38.11%	0
2012*	10.000000	9.654033	-3.46%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.687859	18.387855	25.19%	0
2016	14.608725	14.687859	0.54%	0
2015	14.151458	14.608725	3.23%	0
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	19.713229	21.987864	11.54%	0
2016	18.140547	19.713229	8.67%	0
2015	19.534642	18.140547	-7.14%	0
2014	18.328954	19.534642	6.58%	0
2013	14.389682	18.328954	27.38%	0
2012	12.821932	14.389682	12.23%	0
2011	13.018425	12.821932	-1.51%	0
2010	12.057696	13.018425	7.97%	0
2009	9.536487	12.057696	26.44%	0
2008	13.852365	9.536487	-31.16%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.648301	16.029040	9.43%	0
2016	12.910510	14.648301	13.46%	0
2015	13.408032	12.910510	-3.71%	0
2014	12.477977	13.408032	7.45%	0
2013	10.114396	12.477977	23.37%	0
2012	9.116987	10.114396	10.94%	0
2011*	10.000000	9.116987	-8.83%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.612802	14.052490	11.41%	0
2016	12.542022	12.612802	0.56%	0
2015	12.917786	12.542022	-2.91%	0
2014	11.435843	12.917786	12.96%	0
2013	11.297575	11.435843	1.22%	0
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0
2009	6.469422	8.385642	29.62%	0
2008	11.859928	6.469422	-45.45%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	19.101205	21.804406	14.15%	0
2016	21.890401	19.101205	-12.74%	0
2015	21.531452	21.890401	1.67%	0
2014	18.257175	21.531452	17.93%	0
2013	13.181594	18.257175	38.51%	0
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
2009	8.271597	10.407622	25.82%	0
2008	11.758772	8.271597	-29.66%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	21.072022	25.544400	21.22%	0
2016	21.478208	21.072022	-1.89%	0
2015	22.317225	21.478208	-3.76%	0
2014	22.570801	22.317225	-1.12%	0
2013	19.243879	22.570801	17.29%	0
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
2009	12.405241	16.533932	33.28%	0
2008	21.113905	12.405241	-41.25%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.602971	15.370728	13.00%	0
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.721402	16.517278	20.38%	0
2016	13.843501	13.721402	-0.88%	0
2015	13.902362	13.843501	-0.42%	0
2014	13.099348	13.902362	6.13%	0
2013	9.730361	13.099348	34.62%	0
2012*	10.000000	9.730361	-2.70%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.511105	28.570867	16.56%	0
2016	25.526333	24.511105	-3.98%	0
2015	28.260758	25.526333	-9.68%	1,353
2014	30.270409	28.260758	-6.64%	6,522
2013	24.546613	30.270409	23.32%	6,582
2012	20.900660	24.546613	17.44%	6,582
2011	22.854476	20.900660	-8.55%	6,936
2010	21.339290	22.854476	7.10%	6,655
2009*	10.000000	21.339290	23.23%	1,440
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.464240	27.823444	5.14%	330
2016	23.111513	26.464240	14.51%	330
2015	25.083245	23.111513	-7.86%	330
2014	24.976564	25.083245	0.43%	272
2013	22.935881	24.976564	8.90%	823
2012	19.617255	22.935881	16.92%	741

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.962421	28.717162	25.06%	571
2016	21.956563	22.962421	4.58%	400
2015	23.646416	21.956563	-7.15%	426
2014	22.243862	23.646416	6.31%	452
2013	17.370636	22.243862	28.05%	1,401
2012	15.522004	17.370636	11.91%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.848837	10.031856	1.86%	0
2016	9.776148	9.848837	0.74%	0
2015*	10.000000	9.776148	-2.24%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.266984	20.840748	28.12%	12,066
2016	16.191162	16.266984	0.47%	12,896
2015	14.677307	16.191162	10.31%	18,774
2014	13.730576	14.677307	6.90%	23,224
2013	10.644779	13.730576	28.99%	24,057
2012	8.721040	10.644779	22.06%	27,334
2011	9.509210	8.721040	-8.29%	34,565
2010	9.061898	9.509210	4.94%	39,903
2009	6.297416	9.061898	43.90%	53,298
2008	11.474682	6.297416	-45.12%	49,299
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.614878	12.303743	42.82%	11,675
2016	7.677787	8.614878	12.21%	8,266
2015	7.444889	7.677787	3.13%	11,707
2014	6.908634	7.444889	7.76%	11,569
2013	5.177780	6.908634	33.43%	10,981
2012	4.409716	5.177780	17.42%	20,335
2011	4.898570	4.409716	-9.98%	18,116
2010	3.995742	4.898570	22.59%	22,201
2009	2.584197	3.995742	54.62%	26,361
2008	4.680325	2.584197	-44.79%	28,536
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.166583	13.106131	28.91%	21,261
2016	11.057443	10.166583	-8.06%	24,076
2015	12.303446	11.057443	-10.13%	21,768
2014	14.203327	12.303446	-13.38%	21,382
2013	12.611206	14.203327	12.62%	21,938
2012	11.306871	12.611206	11.54%	28,045
2011	16.956484	11.306871	-33.32%	9,904
2010	13.762660	16.956484	23.21%	12,885
2009	7.798599	13.762660	76.48%	20,771
2008	16.565770	7.798599	-52.92%	24,079

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	27.261406	30.565432	12.12%	684
2016	24.117292	27.261406	13.04%	849
2015	25.139692	24.117292	-4.07%	868
2014	22.161571	25.139692	13.44%	988
2013	16.997205	22.161571	30.38%	1,250
2012	14.328229	16.997205	18.63%	1,468
2011	14.231083	14.328229	0.68%	556
2010	11.696896	14.231083	21.67%	556
2009	9.368008	11.696896	24.86%	0
2008	14.232291	9.368008	-34.18%	1,169
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.856223	11.156957	25.98%	0
2016	7.440098	8.856223	19.03%	0
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.964287	10.199632	2.36%	0
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.404777	16.689705	24.51%	711
2016	12.501493	13.404777	7.23%	754
2015	12.963598	12.501493	-3.56%	802
2014	14.220089	12.963598	-8.84%	851
2013	10.217655	14.220089	39.17%	1,988
2012*	10.000000	10.217655	2.18%	108
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.073022	28.997405	15.65%	3,222
2016	22.360524	25.073022	12.13%	3,658
2015	22.903449	22.360524	-2.37%	3,817
2014	21.088869	22.903449	8.60%	4,275
2013	15.781466	21.088869	33.63%	4,721
2012	13.819348	15.781466	14.20%	7,864
2011	14.087976	13.819348	-1.91%	15,214
2010	12.853443	14.087976	9.60%	25,886
2009	10.651224	12.853443	20.68%	25,036
2008	16.069848	10.651224	-33.72%	24,906
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.965235	19.954325	24.99%	0
2016	15.600223	15.965235	2.34%	0
2015	14.888759	15.600223	4.78%	138
2014	14.938609	14.888759	-0.33%	471
2013	11.876359	14.938609	25.78%	633
2012	10.395371	11.876359	14.25%	988
2011	10.738866	10.395371	-3.20%	879
2010*	10.000000	10.738866	7.39%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.099607	13.716174	4.71%	0
2016	12.526336	13.099607	4.58%	0
2015	12.793941	12.526336	-2.09%	812
2014	12.036674	12.793941	6.29%	548
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	407
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	44.556010	48.175572	8.12%	0
2016	40.893569	44.556010	8.96%	0
2015	41.963450	40.893569	-2.55%	28
2014	41.369793	41.963450	1.44%	1,345
2013	46.003812	41.369793	-10.07%	2,636
2012	39.574208	46.003812	16.25%	2,839
2011	37.516437	39.574208	5.48%	3,402
2010	34.687929	37.516437	8.15%	4,163
2009	27.031931	34.687929	28.32%	4,358
2008	32.261466	27.031931	-16.21%	3,519
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.310799	10.327249	10.92%	0
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.691017	17.955231	14.43%	0
2016	15.080263	15.691017	4.05%	0
2015	16.347653	15.080263	-7.75%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.726642	19.372723	15.82%	360
2016	15.289589	16.726642	9.40%	381
2015	16.712359	15.289589	-8.51%	406
2014	17.315677	16.712359	-3.48%	431
2013	13.318885	17.315677	30.01%	455
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.303152	27.100716	7.10%	3,752
2016	21.317424	25.303152	18.70%	4,045
2015	22.597245	21.317424	-5.66%	17,963
2014	20.270506	22.597245	11.48%	22,501
2013	15.594250	20.270506	29.99%	24,800
2012	13.800679	15.594250	13.00%	30,027
2011	13.913344	13.800679	-0.81%	37,603
2010	12.442635	13.913344	11.82%	49,063
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.490136	17.677165	14.12%	26,828
2016	14.419688	15.490136	7.42%	26,932
2015	14.489256	14.419688	-0.48%	21,713
2014	14.003595	14.489256	3.47%	21,213
2013	11.525811	14.003595	21.50%	21,152
2012	10.107259	11.525811	14.03%	22,028
2011	10.161246	10.107259	-0.53%	20,626
2010	9.204535	10.161246	10.39%	20,633
2009	7.567959	9.204535	21.63%	22,952
2008	10.935557	7.567959	-30.79%	7,490
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.566002	11.764840	1.72%	0
2016	11.432700	11.566002	1.17%	0
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	2,032
2011	10.860962	11.316569	4.19%	6,191
2010	10.397879	10.860962	4.45%	10,433
2009	9.407821	10.397879	10.52%	12,209
2008	10.591896	9.407821	-11.18%	10,278
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.888030	20.507272	29.07%	4,085
2016	16.091026	15.888030	-1.26%	4,286
2015	15.325057	16.091026	5.00%	1,018
2014	15.270238	15.325057	0.36%	346
2013	12.044977	15.270238	26.78%	346
2012	10.011409	12.044977	20.31%	346
2011	11.201198	10.011409	-10.62%	346
2010	10.211900	11.201198	9.69%	346
2009	7.317716	10.211900	39.55%	1,406
2008	12.101040	7.317716	-39.53%	489

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.521486	20.808744	25.95%	6,967
2016	15.370732	16.521486	7.49%	7,259
2015	14.654992	15.370732	4.88%	7,574
2014	13.760579	14.654992	6.50%	7,937
2013	10.773015	13.760579	27.73%	8,385
2012	9.311508	10.773015	15.70%	14,150
2011	9.912974	9.311508	-6.07%	25,120
2010	8.510393	9.912974	16.48%	38,519
2009	6.222418	8.510393	36.77%	3,454
2008	11.318398	6.222418	-45.02%	1,627
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.534040	17.464711	20.16%	1,014
2016	13.275404	14.534040	9.48%	1,000
2015	13.325917	13.275404	-0.38%	1,042
2014	12.267337	13.325917	8.63%	1,031
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	20.521536	23.864529	16.29%	2,380
2016	17.663196	20.521536	16.18%	2,758
2015	19.127972	17.663196	-7.66%	3,599
2014	17.779354	19.127972	7.59%	4,679
2013	13.300526	17.779354	33.67%	4,420
2012	11.393001	13.300526	16.74%	6,237
2011	11.835488	11.393001	-3.74%	7,327
2010	10.373383	11.835488	14.09%	7,039
2009	8.188324	10.373383	26.69%	9,549
2008	13.187082	8.188324	-37.91%	10,468
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.080773	11.766430	16.72%	0
2016*	10.000000	10.080773	0.81%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.960972	23.105851	5.21%	9,149
2016	19.519889	21.960972	12.51%	7,496
2015	20.337372	19.519889	-4.02%	5,904
2014	20.123389	20.337372	1.06%	5,962
2013	19.070736	20.123389	5.52%	2,941
2012	16.892929	19.070736	12.89%	3,594
2011	16.510569	16.892929	2.32%	3,705
2010	14.805788	16.510569	11.51%	3,826
2009	10.290167	14.805788	43.88%	4,283
2008	14.500192	10.290167	-29.03%	4,170

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.377892	17.691920	23.05%	3,082
2016	12.842049	14.377892	11.96%	7,212
2015	13.173231	12.842049	-2.51%	16,624
2014	12.539515	13.173231	5.05%	16,847
2013	8.847134	12.539515	41.74%	20,490
2012	7.676969	8.847134	15.24%	29,744
2011	8.813764	7.676969	-12.90%	36,998
2010	7.735999	8.813764	13.93%	39,122
2009	5.131922	7.735999	50.74%	49,135
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.999448	13.524513	22.96%	0
2016*	10.000000	10.999448	9.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.092054	18.812185	16.90%	0
2016	14.828702	16.092054	8.52%	424
2015	15.095767	14.828702	-1.77%	424
2014	13.849454	15.095767	9.00%	424
2013	10.127191	13.849454	36.76%	489
2012	9.216719	10.127191	9.88%	562
2011	9.659198	9.216719	-4.58%	562
2010	7.931024	9.659198	21.79%	562
2009	6.118329	7.931024	29.63%	589
2008*	10.000000	6.118329	-38.82%	1,349
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.809527	14.145726	10.43%	2,719
2016	12.249274	12.809527	4.57%	2,719
2015	12.562584	12.249274	-2.49%	2,719
2014	12.222184	12.562584	2.79%	2,719
2013	10.816580	12.222184	12.99%	2,719
2012	9.882961	10.816580	9.45%	2,719
2011	10.164795	9.882961	-2.77%	5,576
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.945340	12.521162	4.82%	569
2016	11.586156	11.945340	3.10%	569
2015	11.843543	11.586156	-2.17%	569
2014	11.629777	11.843543	1.84%	569
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	5,021
2011	10.621908	10.615941	-0.06%	5,021
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.699675	12.421033	16.09%	0
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.021378	14.625776	12.32%	7,178
2016	12.378242	13.021378	5.20%	7,178
2015	12.695698	12.378242	-2.50%	7,178
2014	12.319480	12.695698	3.05%	7,178
2013	10.611392	12.319480	16.10%	7,178
2012	9.582525	10.611392	10.74%	7,178
2011	9.955449	9.582525	-3.75%	11,078
2010	9.070489	9.955449	9.76%	9,356
2009	7.547472	9.070489	20.18%	8,870
2008*	10.000000	7.547472	-24.53%	1,839

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.612883	13.659321	8.30%	0
2016	12.073793	12.612883	4.46%	0
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.633454	12.998201	2.89%	0
2016	12.168285	12.633454	3.82%	0
2015	12.436907	12.168285	-2.16%	1,842
2014	12.012631	12.436907	3.53%	1,842
2013	12.426914	12.012631	-3.33%	1,842
2012	11.702783	12.426914	6.19%	1,842
2011	11.139841	11.702783	5.05%	1,842
2010	10.558648	11.139841	5.50%	1,842
2009	9.848830	10.558648	7.21%	1,842
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.061727	11.689749	16.18%	0
2016	9.165632	10.061727	9.78%	0
2015*	10.000000	9.165632	-8.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.038013	11.261254	12.19%	0
2016	9.364154	10.038013	7.20%	0
2015*	10.000000	9.364154	-6.36%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	18.276527	25.488081	39.46%	459
2016	17.216154	18.276527	6.16%	330
2015	20.796115	17.216154	-17.21%	708
2014	22.331847	20.796115	-6.88%	682
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	1,317
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.425469	15.519270	0.61%	13,840
2016	15.536582	15.425469	-0.72%	12,732
2015	15.782344	15.536582	-1.56%	15,127
2014	15.314807	15.782344	3.05%	19,413
2013	16.197017	15.314807	-5.45%	19,974
2012	15.948407	16.197017	1.56%	28,552
2011	15.087774	15.948407	5.70%	31,137
2010	14.611075	15.087774	3.26%	39,998
2009	14.437885	14.611075	1.20%	45,077
2008	13.600397	14.437885	6.16%	47,660
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.530258	10.421724	-1.03%	2,330
2016	10.683951	10.530258	-1.44%	16,375
2015	10.841146	10.683951	-1.45%	3,247
2014	11.000653	10.841146	-1.45%	10,888
2013	11.162510	11.000653	-1.45%	12,688
2012	11.327199	11.162510	-1.45%	28,580
2011	11.493389	11.327199	-1.45%	54,586
2010	11.662474	11.493389	-1.45%	53,653
2009	11.829103	11.662474	-1.41%	72,708
2008	11.761601	11.829103	0.57%	151,648
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.777434	16.049813	25.61%	3,820
2016	12.853220	12.777434	-0.59%	4,122
2015	13.453640	12.853220	-4.46%	4,147
2014	13.713092	13.453640	-1.89%	3,710
2013	11.808942	13.713092	16.12%	620
2012	10.365269	11.808942	13.93%	997
2011	11.655675	10.365269	-11.07%	997
2010	10.439526	11.655675	11.65%	0
2009	8.165994	10.439526	27.84%	0
2008	15.361167	8.165994	-46.84%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.351759	11.470599	22.66%	0
2016	9.439600	9.351759	-0.93%	0
2015	9.713412	9.439600	-2.82%	0
2014	10.506454	9.713412	-7.55%	40
2013	8.809907	10.506454	19.26%	40
2012	7.562534	8.809907	16.49%	40
2011	8.805007	7.562534	-14.11%	40
2010	8.319006	8.805007	5.84%	40
2009	6.563605	8.319006	26.74%	40
2008	11.703384	6.563605	-43.92%	40
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.987371	23.328702	16.72%	1,501
2016	18.526582	19.987371	7.88%	1,160
2015	18.988707	18.526582	-2.43%	1,199
2014	18.353126	18.988707	3.46%	1,206
2013	14.635334	18.353126	25.40%	1,203
2012	12.813421	14.635334	14.22%	1,624
2011	13.533627	12.813421	-5.32%	3,806
2010	11.980071	13.533627	12.97%	7,694
2009	9.556444	11.980071	25.36%	19,191
2008	15.354325	9.556444	-37.76%	30,361
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.876536	17.388594	9.52%	352
2016	15.154373	15.876536	4.77%	369
2015	15.404099	15.154373	-1.62%	387
2014	14.945458	15.404099	3.07%	405
2013	13.370475	14.945458	11.78%	423
2012	12.403452	13.370475	7.80%	441
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.315344	20.723547	13.15%	255
2016	17.249119	18.315344	6.18%	0
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.112827	14.699145	4.15%	19,386
2016	13.734320	14.112827	2.76%	19,386
2015	13.899593	13.734320	-1.19%	3,851
2014	13.575947	13.899593	2.38%	4,122
2013	13.140760	13.575947	3.31%	3,927
2012	12.678390	13.140760	3.65%	5,553
2011	12.498208	12.678390	1.44%	17,339
2010	11.976342	12.498208	4.36%	17,539
2009	11.140488	11.976342	7.50%	22,401
2008	12.028901	11.140488	-7.39%	22,834
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.740875	12.381191	15.27%	1,311
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.638929	19.631064	11.29%	44,269
2016	16.704540	17.638929	5.59%	51,654
2015	17.007247	16.704540	-1.78%	63,853
2014	16.407390	17.007247	3.66%	71,668
2013	14.275165	16.407390	14.94%	76,019
2012	13.072309	14.275165	9.20%	83,916
2011	13.269596	13.072309	-1.49%	104,957
2010	12.139841	13.269596	9.31%	112,234
2009	10.339873	12.139841	17.41%	129,387
2008	13.660867	10.339873	-24.31%	146,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.146041	22.016346	14.99%	9,558
2016	17.908093	19.146041	6.91%	9,505
2015	18.305176	17.908093	-2.17%	13,074
2014	17.697242	18.305176	3.44%	16,123
2013	14.673907	17.697242	20.60%	17,165
2012	13.089201	14.673907	12.11%	22,927
2011	13.569976	13.089201	-3.54%	23,105
2010	12.203317	13.569976	11.20%	25,681
2009	9.954672	12.203317	22.59%	75,223
2008	14.723058	9.954672	-32.39%	75,236

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.134910	17.366346	7.63%	1,144
2016	15.488366	16.134910	4.17%	2,372
2015	15.721058	15.488366	-1.48%	24,382
2014	15.230521	15.721058	3.22%	24,382
2013	13.986697	15.230521	8.89%	24,131
2012	13.136785	13.986697	6.47%	24,219
2011	13.060279	13.136785	0.59%	25,107
2010	12.212310	13.060279	6.94%	29,189
2009	10.816900	12.212310	12.90%	41,283
2008	12.919773	10.816900	-16.28%	34,610
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.879211	29.961774	25.47%	35,959
2016	23.380322	23.879211	2.13%	39,888
2015	22.574603	23.380322	3.57%	44,329
2014	21.054033	22.574603	7.22%	48,576
2013	15.627770	21.054033	34.72%	54,208
2012	13.361565	15.627770	16.96%	75,917
2011	13.867515	13.361565	-3.65%	99,757
2010	12.933335	13.867515	7.22%	110,093
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.846463	13.008934	19.94%	0
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	48.495492	55.335860	14.11%	7,322
2016	40.907210	48.495492	18.55%	7,712
2015	42.588391	40.907210	-3.95%	9,578
2014	39.494476	42.588391	7.83%	8,759
2013	30.120934	39.494476	31.12%	9,301
2012	26.018843	30.120934	15.77%	11,571
2011	27.090157	26.018843	-3.95%	18,963
2010	21.781329	27.090157	24.37%	25,349
2009	16.161541	21.781329	34.77%	30,665
2008	25.811450	16.161541	-37.39%	25,524

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.444954	19.329171	4.79%	2,163
2016	17.226087	18.444954	7.08%	2,100
2015	17.999801	17.226087	-4.30%	2,136
2014	17.581817	17.999801	2.38%	2,439
2013	18.043381	17.581817	-2.56%	3,322
2012	16.311379	18.043381	10.62%	5,169
2011	15.680829	16.311379	4.02%	5,890
2010	14.388142	15.680829	8.98%	6,248
2009	11.738054	14.388142	22.58%	7,654
2008	14.400908	11.738054	-18.49%	9,353
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	17.043051	21.125655	23.95%	2,233
2016	17.668021	17.043051	-3.54%	2,650
2015	18.016517	17.668021	-1.93%	6,477
2014	18.467799	18.016517	-2.44%	6,508
2013	15.440871	18.467799	19.60%	0
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0
2009*	10.000000	13.446880	34.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.743725	10.592826	21.15%	324
2016	8.431452	8.743725	3.70%	583
2015	9.017150	8.431452	-6.50%	583
2014*	10.000000	9.017150	-9.83%	583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.937467	19.168056	28.32%	2,154
2016	14.831845	14.937467	0.71%	2,423
2015	14.550357	14.831845	1.93%	5,134
2014	13.369241	14.550357	8.83%	5,180
2013	10.068108	13.369241	32.79%	4,576
2012	8.780546	10.068108	14.66%	6,687
2011	9.176149	8.780546	-4.31%	15,337
2010	8.060818	9.176149	13.84%	16,649
2009	6.302657	8.060818	27.90%	8,187
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.851646	20.151210	12.88%	91
2016	15.568161	17.851646	14.67%	91
2015	16.311232	15.568161	-4.56%	110
2014	14.976034	16.311232	8.92%	175
2013	11.220043	14.976034	33.48%	345
2012	9.664277	11.220043	16.10%	2,459
2011	10.413311	9.664277	-7.19%	2,243
2010*	10.000000	10.413311	4.13%	2,326

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.801737	16.682771	12.71%	0
2016	12.942254	14.801737	14.37%	0
2015	13.600062	12.942254	-4.84%	0
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	0
2012	8.117705	9.407007	15.88%	999
2011	8.771301	8.117705	-7.45%	1,259
2010	7.894107	8.771301	11.11%	2,049
2009	6.286901	7.894107	25.56%	2,733
2008*	10.000000	6.286901	-37.13%	1,588
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.078777	18.982840	25.89%	14,804
2016	14.370879	15.078777	4.93%	16,566
2015	14.609370	14.370879	-1.63%	15,089
2014	14.249373	14.609370	2.53%	18,250
2013	10.406227	14.249373	36.93%	28,669
2012	9.190016	10.406227	13.23%	34,291
2011	9.736789	9.190016	-5.62%	36,271
2010	7.790588	9.736789	24.98%	45,788
2009	6.218621	7.790588	25.28%	53,998
2008*	10.000000	6.218621	-37.81%	411
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.150786	21.485837	12.19%	8,221
2016	16.524481	19.150786	15.89%	10,991
2015	17.265856	16.524481	-4.29%	12,332
2014	14.971705	17.265856	15.32%	12,581
2013	11.197061	14.971705	33.71%	7,452
2012	9.765885	11.197061	14.65%	9,299
2011	10.144778	9.765885	-3.73%	19,672
2010	8.604649	10.144778	17.90%	27,802
2009	6.692181	8.604649	28.58%	41,597
2008*	10.000000	6.692181	-33.08%	852
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	23.016581	28.337845	23.12%	1,291
2016	21.563475	23.016581	6.74%	1,284
2015	21.716559	21.563475	-0.70%	1,420
2014	21.433479	21.716559	1.32%	1,591
2013	15.072879	21.433479	42.20%	1,934
2012	13.483308	15.072879	11.79%	3,019
2011	13.770569	13.483308	-2.09%	4,885
2010	11.138481	13.770569	23.63%	5,350
2009	8.867311	11.138481	25.61%	8,731
2008	16.793597	8.867311	-47.20%	9,050

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	60.386865	64.907608	7.49%	2,133
2016	48.655223	60.386865	24.11%	2,184
2015	52.535111	48.655223	-7.39%	4,555
2014	49.810348	52.535111	5.47%	7,430
2013	35.999038	49.810348	38.37%	8,361
2012	30.329013	35.999038	18.70%	11,206
2011	32.418151	30.329013	-6.44%	12,140
2010	25.982239	32.418151	24.77%	13,217
2009	20.888577	25.982239	24.38%	16,775
2008	31.241186	20.888577	-33.14%	17,581
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	47.468346	53.091763	11.85%	3,769
2016	39.211839	47.468346	21.06%	3,854
2015	40.450266	39.211839	-3.06%	4,215
2014	40.713586	40.450266	-0.65%	4,834
2013	29.318872	40.713586	38.86%	5,148
2012	25.758071	29.318872	13.82%	7,302
2011	27.674761	25.758071	-6.93%	13,131
2010	22.407994	27.674761	23.50%	17,093
2009	16.880000	22.407994	32.75%	20,600
2008	27.711600	16.880000	-39.09%	23,037
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	20.613276	24.484649	18.78%	9,001
2016	18.777180	20.613276	9.78%	10,139
2015	18.876893	18.777180	-0.53%	9,796
2014	17.079800	18.876893	10.52%	9,366
2013	13.219491	17.079800	29.20%	9,493
2012	11.744968	13.219491	12.55%	10,428
2011	11.854736	11.744968	-0.93%	12,461
2010	10.602976	11.854736	11.81%	14,881
2009	8.532324	10.602976	24.27%	16,139
2008	14.814157	8.532324	-42.40%	16,955
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.099796	14.798760	4.96%	7,896
2016	13.327292	14.099796	5.80%	8,430
2015	14.288901	13.327292	-6.73%	14,067
2014	11.249603	14.288901	27.02%	25,721
2013	11.077778	11.249603	1.55%	26,407
2012	9.708479	11.077778	14.10%	37,074
2011	9.249704	9.708479	4.96%	46,123
2010	7.209649	9.249704	28.30%	52,251
2009	5.591616	7.209649	28.94%	55,571
2008*	10.000000	5.591616	-44.08%	1,551

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.223621	16.993207	19.47%	966
2016	12.955854	14.223621	9.79%	0
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.356876	10.368299	0.11%	0
2016	10.253358	10.356876	1.01%	0
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	598
2011	10.491270	10.473767	-0.17%	598
2010	10.394113	10.491270	0.93%	598
2009	9.846962	10.394113	5.56%	598
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.447247	16.257498	12.53%	1,423
2016	12.128012	14.447247	19.12%	1,005
2015	12.938092	12.128012	-6.26%	1,137
2014	12.556928	12.938092	3.04%	1,070
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.909440	16.822612	20.94%	0
2016	13.957882	13.909440	-0.35%	382
2015	14.738512	13.957882	-5.30%	382
2014	16.281870	14.738512	-9.48%	382
2013	13.756990	16.281870	18.35%	441
2012	11.675592	13.756990	17.83%	507
2011	13.528212	11.675592	-13.69%	507
2010	12.908002	13.528212	4.80%	1,057
2009*	10.000000	12.908002	29.08%	524
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.832252	12.070276	22.76%	0
2016	9.577926	9.832252	2.66%	0
2015*	10.000000	9.577926	-4.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.270991	10.212682	-0.57%	3,603
2016	10.296162	10.270991	-0.24%	3,603
2015	10.428492	10.296162	-1.27%	47
2014	10.517779	10.428492	-0.85%	147
2013	10.607117	10.517779	-0.84%	249
2012	10.289693	10.607117	3.08%	307
2011	10.410601	10.289693	-1.16%	373
2010	10.033500	10.410601	3.76%	1,536
2009	8.983830	10.033500	11.68%	2,205
2008	10.530103	8.983830	-14.68%	5,125
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.574248	26.348026	16.72%	0
2016	20.849308	22.574248	8.27%	0
2015	21.254615	20.849308	-1.91%	0
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	389
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	140
2009	8.795299	11.391748	29.52%	492
2008	14.738047	8.795299	-40.32%	492
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.567779	30.709686	25.00%	0
2016	25.489658	24.567779	-3.62%	0
2015	24.979558	25.489658	2.04%	0
2014	21.962886	24.979558	13.74%	0
2013	17.177424	21.962886	27.86%	0
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0
2009	10.208982	14.539941	42.42%	34,502
2008	19.014745	10.208982	-46.31%	34,940
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	24.113877	30.607734	26.93%	7,513
2016	23.909582	24.113877	0.85%	7,903
2015	22.757954	23.909582	5.06%	8,444
2014	21.830129	22.757954	4.25%	8,869
2013	16.289505	21.830129	34.01%	8,856
2012	14.195058	16.289505	14.75%	10,821
2011	14.247372	14.195058	-0.37%	16,963
2010	11.341777	14.247372	25.62%	23,629
2009	8.678735	11.341777	30.68%	36,722
2008	17.290851	8.678735	-49.81%	40,282

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	18.349371	24.714742	34.69%	10,982
2016	18.603366	18.349371	-1.37%	12,112
2015	18.160813	18.603366	2.44%	15,737
2014	18.015081	18.160813	0.81%	15,745
2013	14.359018	18.015081	25.46%	5,054
2012	12.015625	14.359018	19.50%	5,770
2011	13.294223	12.015625	-9.62%	5,891
2010	11.632540	13.294223	14.28%	10,569
2009	8.444970	11.632540	37.75%	22,393
2008	14.327425	8.444970	-41.06%	14,222
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.241493	10.726496	4.74%	468
2016	9.754510	10.241493	4.99%	0
2015	10.126965	9.754510	-3.68%	0
2014	9.992316	10.126965	1.35%	992
2013	10.152770	9.992316	-1.58%	576
2012*	10.000000	10.152770	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.792185	10.956564	24.62%	483
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	24.426715	28.144322	15.22%	4,558
2016	22.205458	24.426715	10.00%	6,245
2015	21.806390	22.205458	1.83%	6,322
2014	19.987852	21.806390	9.10%	7,871
2013	15.391416	19.987852	29.86%	9,063
2012	13.363724	15.391416	15.17%	14,006
2011	13.561894	13.363724	-1.46%	17,409
2010	11.852164	13.561894	14.43%	25,897
2009	9.374830	11.852164	26.43%	29,305
2008	15.460789	9.374830	-39.36%	29,891
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.173195	20.445914	12.51%	3,977
2016	15.619934	18.173195	16.35%	4,159
2015	16.843402	15.619934	-7.26%	4,208
2014	15.269089	16.843402	10.31%	1,681
2013	10.987135	15.269089	38.97%	459
2012	9.449469	10.987135	16.27%	750
2011	9.805147	9.449469	-3.63%	359
2010	8.062226	9.805147	21.62%	493
2009	5.962922	8.062226	35.21%	0
2008	9.732608	5.962922	-38.73%	482

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.323191	11.535047	11.74%	3,114
2016	9.277399	10.323191	11.27%	3,290
2015	10.366378	9.277399	-10.50%	3,514
2014	10.471267	10.366378	-1.00%	3,817
2013	10.613732	10.471267	-1.34%	6,307
2012*	10.000000	10.613732	6.14%	957
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.404033	11.256410	8.19%	542
2016	9.324614	10.404033	11.58%	0
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	2,492
2012	12.507049	12.970120	3.70%	2,492
2011	11.705408	12.507049	6.85%	3,122
2010	10.859825	11.705408	7.79%	2,492
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.322921	11.298917	-0.21%	13,651
2016	11.341066	11.322921	-0.16%	13,813
2015	11.483946	11.341066	-1.24%	1,566
2014	11.566363	11.483946	-0.71%	1,566
2013	11.763864	11.566363	-1.68%	1,591
2012	11.288307	11.763864	4.21%	1,619
2011	11.339656	11.288307	-0.45%	4,499
2010	10.939212	11.339656	3.66%	5,777
2009*	10.000000	10.939212	9.39%	3,104
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.392657	13.682341	2.16%	0
2016	12.919073	13.392657	3.67%	0
2015	13.473565	12.919073	-4.12%	0
2014	13.261850	13.473565	1.60%	0
2013	14.823292	13.261850	-10.53%	0
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
2009	10.113712	11.795669	16.63%	0
2008	11.037872	10.113712	-8.37%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.104511	10.187952	0.83%	0
2016*	10.000000	10.104511	1.05%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	15.064238	15.577059	3.40%	0
2016	14.885494	15.064238	1.20%	0
2015	15.039010	14.885494	-1.02%	0
2014	14.635226	15.039010	2.76%	0
2013	15.146760	14.635226	-3.38%	0
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
2009	11.471211	12.890771	12.37%	0
2008	11.112292	11.471211	3.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.682997	11.035680	3.30%	0
2016	10.566756	10.682997	1.10%	0
2015	10.686357	10.566756	-1.12%	0
2014	10.409755	10.686357	2.66%	0
2013	10.784326	10.409755	-3.47%	1,375
2012	9.993935	10.784326	7.91%	1,412
2011*	10.000000	9.993935	-0.06%	27,096
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2017	9.824200	12.255740	24.75%	0
2016*	10.000000	9.824200	-1.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2017	14.780944	18.439297	24.75%	0
2016	15.375025	14.780944	-3.86%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.308572	13.796199	3.66%	0
2016	11.280273	13.308572	17.98%	0
2015	13.075209	11.280273	-13.73%	0
2014	13.760005	13.075209	-4.98%	0
2013	11.540463	13.760005	19.23%	0
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
2009	6.297828	9.809001	55.75%	0
2008	11.265159	6.297828	-44.09%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.677998	34.726556	25.47%	4,568
2016	31.454740	27.677998	-12.01%	4,709
2015	28.378629	31.454740	10.84%	5,129
2014	21.944157	28.378629	29.32%	3,910
2013	14.793998	21.944157	48.33%	2,197
2012	11.459676	14.793998	29.10%	1,828
2011	10.533927	11.459676	8.79%	113
2010*	10.000000	10.533927	5.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.691794	7.431137	-3.39%	0
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	3,446
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	46.719835	69.543459	48.85%	967
2016	47.356738	46.719835	-1.34%	877
2015	55.871596	47.356738	-15.24%	883
2014	56.929967	55.871596	-1.86%	937
2013	51.568824	56.929967	10.40%	1,203
2012	40.312688	51.568824	27.92%	2,074
2011	55.082272	40.312688	-26.81%	1,228
2010	44.064804	55.082272	25.00%	1,511
2009	20.974288	44.064804	110.09%	1,642
2008	60.431031	20.974288	-65.29%	2,099
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	35.746323	34.631229	-3.12%	120
2016	25.238830	35.746323	41.63%	120
2015	38.481739	25.238830	-34.41%	120
2014	48.269810	38.481739	-20.28%	389
2013	44.312202	48.269810	8.93%	529
2012	43.493077	44.312202	1.88%	1,330
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	17.093633	21.303442	24.63%	0
2016	16.694121	17.093633	2.39%	0
2015	17.484206	16.694121	-4.52%	0
2014	16.099393	17.484206	8.60%	0
2013	12.197694	16.099393	31.99%	0
2012	10.644721	12.197694	14.59%	0
2011	11.592488	10.644721	-8.18%	736
2010	10.470439	11.592488	10.72%	736
2009	8.361699	10.470439	25.22%	736
2008	13.656011	8.361699	-38.77%	736

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.754025	29.464180	24.04%	560
2016	22.369647	23.754025	6.19%	406
2015	23.372530	22.369647	-4.29%	446
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	125
2011	16.333716	15.357395	-5.98%	125
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.730252	34.160379	11.16%	0
2016	24.999020	30.730252	22.93%	62
2015	26.912140	24.999020	-7.11%	62
2014	25.078432	26.912140	7.31%	62
2013	18.498293	25.078432	35.57%	84
2012	15.852762	18.498293	16.69%	62
2011	17.612263	15.852762	-9.99%	1,327
2010	14.124597	17.612263	24.69%	1,658
2009	10.051813	14.124597	40.52%	1,769
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.218778	13.499136	2.12%	5,323
2016	12.855504	13.218778	2.83%	5,472
2015	13.381563	12.855504	-3.93%	6,007
2014	13.151377	13.381563	1.75%	7,730
2013	14.588701	13.151377	-9.85%	9,900
2012	13.792695	14.588701	5.77%	10,967
2011	12.530438	13.792695	10.07%	11,894
2010	12.101716	12.530438	3.54%	12,645
2009	11.147327	12.101716	8.56%	11,780
2008	11.499777	11.147327	-3.06%	9,065
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	22.686256	26.925052	18.68%	2,387
2016	20.294326	22.686256	11.79%	3,136
2015	21.830395	20.294326	-7.04%	4,139
2014	19.699682	21.830395	10.82%	4,446
2013	14.724874	19.699682	33.79%	3,294
2012	13.028629	14.724874	13.02%	5,242
2011	12.827425	13.028629	1.57%	4,820
2010	11.408680	12.827425	12.44%	7,254
2009	9.807567	11.408680	16.33%	9,296
2008	15.221926	9.807567	-35.57%	10,654

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	16.583864	21.433791	29.24%	0
2016	17.815296	16.583864	-6.91%	0
2015	17.950509	17.815296	-0.75%	0
2014	19.285934	17.950509	-6.92%	0
2013	15.994925	19.285934	20.58%	0
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
2009	10.520876	13.862139	31.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	23.039897	25.349354	10.02%	34
2016	19.038473	23.039897	21.02%	34
2015	19.609373	19.038473	-2.91%	1,415
2014	17.099670	19.609373	14.68%	1,472
2013	13.341970	17.099670	28.16%	2,294
2012	11.644325	13.341970	14.58%	939
2011	11.903854	11.644325	-2.18%	2,225
2010	10.133858	11.903854	17.47%	2,630
2009	7.917341	10.133858	28.00%	3,776
2008	10.625020	7.917341	-25.48%	3,536
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	34.343651	36.789252	7.12%	0
2016	28.938511	34.343651	18.68%	0
2015	30.566508	28.938511	-5.33%	0
2014	27.442470	30.566508	11.38%	0
2013	21.150009	27.442470	29.75%	0
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
2009	14.279047	16.858625	18.07%	24,302
2008	19.798017	14.279047	-27.88%	33,332
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.151274	12.795882	14.75%	0
2016	9.754172	11.151274	14.32%	0
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.118854	16.934247	12.01%	1,788
2016	14.785838	15.118854	2.25%	1,745
2015	15.162806	14.785838	-2.49%	1,684
2014	15.101908	15.162806	0.40%	1,625
2013	13.400106	15.101908	12.70%	1,869
2012	12.371587	13.400106	8.31%	1,844
2011	13.034055	12.371587	-5.08%	7,459
2010	12.055694	13.034055	8.12%	5,270
2009*	10.000000	12.055694	20.56%	7,907

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.232765	10.793182	5.48%	0
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.193589	1.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.122034	16.647301	10.09%	0
2016	11.711151	15.122034	29.13%	0
2015	12.710932	11.711151	-7.87%	0
2014	12.218031	12.710932	4.03%	243
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.849602	13.427947	13.32%	239
2016	10.442149	11.849602	13.48%	986
2015	10.874804	10.442149	-3.98%	1,080
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.921612	32.022599	10.72%	173
2016	23.352786	28.921612	23.85%	173
2015	24.273899	23.352786	-3.79%	1,692
2014	23.442931	24.273899	3.54%	1,716
2013	16.913468	23.442931	38.61%	1,895
2012	14.836151	16.913468	14.00%	1,924
2011	14.977337	14.836151	-0.94%	1,067
2010	12.084235	14.977337	23.94%	3,141
2009	9.812538	12.084235	23.15%	3,447
2008	14.420003	9.812538	-31.95%	4,435
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.262628	27.850461	19.72%	23,673
2016	21.140921	23.262628	10.04%	28,384
2015	21.227854	21.140921	-0.41%	36,933
2014	19.000414	21.227854	11.72%	40,305
2013	14.610282	19.000414	30.05%	44,645
2012	12.816278	14.610282	14.00%	61,288
2011	12.771239	12.816278	0.35%	69,696
2010	11.290301	12.771239	13.12%	80,572
2009	9.072925	11.290301	24.44%	84,953
2008	14.654133	9.072925	-38.09%	103,020

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.735072	21.284686	13.61%	10,817
2016	17.232035	18.735072	8.72%	11,346
2015	18.071809	17.232035	-4.65%	11,767
2014	16.171494	18.071809	11.75%	12,270
2013	12.220595	16.171494	32.33%	12,517
2012	11.080282	12.220595	10.29%	13,306
2011	11.148183	11.080282	-0.61%	14,128
2010	9.857382	11.148183	13.09%	15,395
2009	7.481911	9.857382	31.75%	15,763
2008	11.583691	7.481911	-35.41%	17,585
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	21.590004	27.080003	25.43%	1,517
2016	20.312376	21.590004	6.29%	2,143
2015	21.143634	20.312376	-3.93%	8,283
2014	19.858721	21.143634	6.47%	8,298
2013	16.647779	19.858721	19.29%	12,822
2012	15.305480	16.647779	8.77%	13,628
2011	14.253495	15.305480	7.38%	12,272
2010	12.548318	14.253495	13.59%	12,794
2009	10.394501	12.548318	20.72%	14,224
2008	14.979668	10.394501	-30.61%	15,736
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.836357	17.516273	26.60%	0
2016	14.252566	13.836357	-2.92%	0
2015	14.874344	14.252566	-4.18%	0
2014	16.652942	14.874344	-10.68%	0
2013	13.745760	16.652942	21.15%	0
2012	12.386660	13.745760	10.97%	0
2011	15.425891	12.386660	-19.70%	0
2010	14.992717	15.425891	2.89%	0
2009	11.621468	14.992717	29.01%	0
2008	18.824119	11.621468	-38.26%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	18.198951	22.351139	22.82%	0
2016	15.781266	18.198951	15.32%	0
2015	16.394903	15.781266	-3.74%	0
2014	16.383392	16.394903	0.07%	0
2013	11.196810	16.383392	46.32%	0
2012	9.428804	11.196810	18.75%	0
2011	11.110522	9.428804	-15.14%	0
2010	8.600527	11.110522	29.18%	0
2009	6.927735	8.600527	24.15%	0
2008	11.270275	6.927735	-38.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.359467	10.555785	1.90%	2,458
2016	9.653232	10.359467	7.32%	2,458
2015	9.898447	9.653232	-2.48%	2,458
2014*	10.000000	9.898447	-1.02%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	17.544526	17.979487	2.48%	5,640
2016	17.154938	17.544526	2.27%	5,724
2015	17.458698	17.154938	-1.74%	5,312
2014	17.076819	17.458698	2.24%	7,060
2013	17.159280	17.076819	-0.48%	7,399
2012	15.877601	17.159280	8.07%	7,870
2011	15.760573	15.877601	0.74%	11,538
2010	14.746442	15.760573	6.88%	20,293
2009	12.430716	14.746442	18.63%	24,258
2008	13.612057	12.430716	-8.68%	29,727
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.221159	15.828315	11.30%	0
2016	13.713395	14.221159	3.70%	0
2015	13.965784	13.713395	-1.81%	0
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	9,089
2010	10.138614	11.258606	11.05%	626
2009	8.290592	10.138614	22.29%	3,619
2008	11.234050	8.290592	-26.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.185972	16.275408	14.73%	2,775
2016	13.580783	14.185972	4.46%	2,775
2015	13.838310	13.580783	-1.86%	2,775
2014	13.422964	13.838310	3.09%	6,051
2013	11.752283	13.422964	14.22%	6,175
2012	10.541446	11.752283	11.49%	6,051
2011	10.823369	10.541446	-2.60%	6,051
2010	9.594872	10.823369	12.80%	5,831
2009	7.564266	9.594872	26.84%	5,590
2008	11.412998	7.564266	-33.72%	1,744

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.453606	17.201342	19.01%	3,755
2016	13.774953	14.453606	4.93%	3,755
2015	14.031866	13.774953	-1.83%	3,755
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	33.365971	40.019763	19.94%	0
2016	31.389191	33.365971	6.30%	0
2015	31.690427	31.389191	-0.95%	0
2014	28.773007	31.690427	10.14%	0
2013	22.273716	28.773007	29.18%	0
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
2009	13.151764	17.574694	33.63%	36,956
2008	23.267756	13.151764	-43.48%	42,997
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.693896	10.241582	-4.23%	174
2016	8.131683	10.693896	31.51%	184
2015	10.417275	8.131683	-21.94%	1,643
2014	12.123776	10.417275	-14.08%	2,441
2013	9.914446	12.123776	22.28%	2,855
2012	9.610780	9.914446	3.16%	2,878
2011	10.291995	9.610780	-6.62%	13,856
2010	8.768775	10.291995	17.37%	14,137
2009	6.032463	8.768775	45.36%	7,663
2008	13.432461	6.032463	-55.09%	4,726
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.261500	26.958733	11.12%	10,122
2016	20.890010	24.261500	16.14%	14,757
2015	22.112246	20.890010	-5.53%	18,065
2014	20.662372	22.112246	7.02%	19,659
2013	16.386659	20.662372	26.09%	20,035
2012	14.196678	16.386659	15.43%	28,786
2011	14.289703	14.196678	-0.65%	34,428
2010	12.605268	14.289703	13.36%	48,475
2009	9.841661	12.605268	28.08%	48,972
2008	17.439229	9.841661	-43.57%	56,151

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	17.070109	22.599297	32.39%	0
2016	17.286652	17.070109	-1.25%	0
2015	16.637892	17.286652	3.90%	0
2014	15.067599	16.637892	10.42%	0
2013	11.102611	15.067599	35.71%	0
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
2009	5.362252	7.696648	43.53%	6,862
2008	12.114380	5.362252	-55.74%	6,862
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	21.243097	28.249942	32.98%	13,624
2016	21.412904	21.243097	-0.79%	14,223
2015	20.306812	21.412904	5.45%	15,146
2014	18.541565	20.306812	9.52%	20,427
2013	13.820322	18.541565	34.16%	19,025
2012	12.249518	13.820322	12.82%	20,936
2011	12.418141	12.249518	-1.36%	23,997
2010	10.162366	12.418141	22.20%	29,726
2009	8.050949	10.162366	26.23%	31,306
2008	15.490725	8.050949	-48.03%	35,877
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	17.056927	17.989846	5.47%	3,880
2016	15.139964	17.056927	12.66%	4,695
2015	15.970361	15.139964	-5.20%	8,371
2014	16.041182	15.970361	-0.44%	7,577
2013	15.381936	16.041182	4.29%	8,592
2012	13.675392	15.381936	12.48%	11,940
2011	13.358714	13.675392	2.37%	12,277
2010	11.918726	13.358714	12.08%	14,121
2009	8.416032	11.918726	41.62%	14,810
2008	11.402019	8.416032	-26.19%	23,748
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.155524	14.523587	2.60%	3,719
2016	13.734844	14.155524	3.06%	5,395
2015	14.043129	13.734844	-2.20%	8,212
2014	13.481268	14.043129	4.17%	6,419
2013	13.950172	13.481268	-3.36%	7,308
2012	13.390631	13.950172	4.18%	13,069
2011	12.679944	13.390631	5.60%	15,865
2010	11.954949	12.679944	6.06%	32,318
2009	10.492401	11.954949	13.94%	36,757
2008	11.020864	10.492401	-4.80%	18,003

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.415443	20.706713	18.90%	2,807
2016	15.769774	17.415443	10.44%	2,839
2015	16.253720	15.769774	-2.98%	3,644
2014	15.538440	16.253720	4.60%	3,735
2013	11.593896	15.538440	34.02%	3,963
2012	10.257797	11.593896	13.03%	4,052
2011	11.663733	10.257797	-12.05%	6,260
2010	9.200402	11.663733	26.77%	6,844
2009	6.671050	9.200402	37.92%	9,819
2008	11.196312	6.671050	-40.42%	11,069
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.846932	21.590679	28.16%	131
2016	18.026005	16.846932	-6.54%	135
2015	17.683305	18.026005	1.94%	138
2014	19.547921	17.683305	-9.54%	70
2013	15.221616	19.547921	28.42%	73
2012	12.820436	15.221616	18.73%	73
2011	15.724428	12.820436	-18.47%	583
2010	14.128098	15.724428	11.30%	1,450
2009	11.344108	14.128098	24.54%	3,672
2008	20.517005	11.344108	-44.71%	4,253
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.186389	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.645811	26.592433	17.43%	64
2016	20.999266	22.645811	7.84%	68
2015	21.990861	20.999266	-4.51%	66
2014	20.925345	21.990861	5.09%	204
2013	16.285665	20.925345	28.49%	711
2012	13.008694	16.285665	25.19%	94
2011	14.488426	13.008694	-10.21%	184
2010	11.631741	14.488426	24.56%	239
2009	7.502620	11.631741	55.04%	1,124
2008	15.601198	7.502620	-51.91%	1,032
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	1,312
2010	8.453884	9.181002	8.60%	3,306
2009	6.589253	8.453884	28.30%	3,372
2008*	10.000000	6.589253	-34.11%	1,312

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.510527	16.756432	8.03%	1,837
2016	13.809495	15.510527	12.32%	8,185
2015	15.083890	13.809495	-8.45%	8,386
2014	14.637928	15.083890	3.05%	8,688
2013	13.042512	14.637928	12.23%	8,909
2012	11.754372	13.042512	10.96%	8,161
2011	11.655097	11.754372	0.85%	10,773
2010	10.501643	11.655097	10.98%	10,914
2009	7.862729	10.501643	33.56%	11,917
2008	11.347958	7.862729	-30.71%	8,793
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.774048	19.373118	9.00%	100
2016	13.859929	17.774048	28.24%	103
2015	15.193357	13.859929	-8.78%	788
2014	15.337180	15.193357	-0.94%	959
2013	11.428966	15.337180	34.20%	997
2012	9.801171	11.428966	16.61%	1,059
2011	10.338907	9.801171	-5.20%	1,125
2010	8.185954	10.338907	26.30%	1,685
2009	6.434554	8.185954	27.22%	2,184
2008	9.752789	6.434554	-34.02%	1,423
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.551041	11.826931	38.31%	195
2016	7.391644	8.551041	15.69%	346
2015	9.334052	7.391644	-20.81%	317
2014*	10.000000	9.334052	-6.66%	325
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.338663	18.833582	15.27%	0
2016	15.431027	16.338663	5.88%	0
2015	16.720878	15.431027	-7.71%	0
2014	19.049457	16.720878	-12.22%	0
2013	15.688213	19.049457	21.43%	0
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
2009	10.513161	14.222374	35.28%	0
2008	17.859129	10.513161	-41.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.407700	9.664472	14.95%	0
2016	7.963949	8.407700	5.57%	0
2015	8.646661	7.963949	-7.90%	0
2014*	10.000000	8.646661	-13.53%	265

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.542410	9.580664	0.40%	2,255
2016	9.410788	9.542410	1.40%	3,449
2015	9.983907	9.410788	-5.74%	4,937
2014*	10.000000	9.983907	-0.16%	4,987
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	667
2013*	10.000000	9.895117	-1.05%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.489113	14.154785	13.34%	0
2016	11.486891	12.489113	8.72%	0
2015	11.740036	11.486891	-2.16%	0
2014	11.350802	11.740036	3.43%	0
2013	9.660560	11.350802	17.50%	0
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
2009	7.549055	8.902877	17.93%	0
2008	12.439008	7.549055	-39.31%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.123234	18.572041	22.80%	0
2016	14.130211	15.123234	7.03%	0
2015	14.356799	14.130211	-1.58%	0
2014	12.892957	14.356799	11.35%	0
2013	10.028490	12.892957	28.56%	0
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
2009	5.379457	7.628231	41.80%	0
2008	9.097298	5.379457	-40.87%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.255225	17.189049	12.68%	0
2016	14.337745	15.255225	6.40%	0
2015	14.540502	14.337745	-1.39%	0
2014	13.833623	14.540502	5.11%	0
2013	12.283935	13.833623	12.62%	0
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0
2009	8.239202	10.195562	23.74%	0
2008	11.490037	8.239202	-28.29%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.799207	20.123497	13.06%	0
2016	14.724787	17.799207	20.88%	0
2015	15.686403	14.724787	-6.13%	0
2014	14.798903	15.686403	6.00%	0
2013	11.278354	14.798903	31.22%	0
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
2009	6.991427	9.159756	31.01%	0
2008	11.527802	6.991427	-39.35%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.476030	19.334159	4.64%	0
2016	15.960535	18.476030	15.76%	0
2015	16.870401	15.960535	-5.39%	0
2014	16.707347	16.870401	0.98%	0
2013	15.795660	16.707347	5.77%	0
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
2009	7.328317	12.469962	70.16%	0
2008	10.625490	7.328317	-31.03%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.716736	22.183008	2.15%	0
2016	17.413452	21.716736	24.71%	0
2015	18.931614	17.413452	-8.02%	0
2014	19.489155	18.931614	-2.86%	0
2013	14.463953	19.489155	34.74%	0
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
2009	7.091623	10.892292	53.59%	0
2008	11.723275	7.091623	-39.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.648883	22.008288	12.01%	0
2016	15.736950	19.648883	24.86%	0
2015	17.141173	15.736950	-8.19%	0
2014	17.244754	17.141173	-0.60%	0
2013	13.131406	17.244754	31.32%	0
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0
2009	7.594298	10.766290	41.77%	0
2008	10.777996	7.594298	-29.54%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.412085	19.784838	20.55%	0
2016	14.685371	16.412085	11.76%	0
2015	15.104536	14.685371	-2.78%	0
2014	14.094102	15.104536	7.17%	0
2013	10.123726	14.094102	39.22%	0
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
2009	5.590692	7.444983	33.17%	0
2008	10.755028	5.590692	-48.02%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.324940	19.640621	28.16%	0
2016	14.309724	15.324940	7.09%	0
2015	13.771521	14.309724	3.91%	0
2014	12.132569	13.771521	13.51%	0
2013	9.602318	12.132569	26.35%	0
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
2009	6.193861	8.131464	31.28%	0
2008	9.992694	6.193861	-38.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.825943	18.597288	25.44%	0
2016	14.717336	14.825943	0.74%	0
2015	14.229060	14.717336	3.43%	0
2014	13.321455	14.229060	6.81%	0
2013	9.650718	13.321455	38.04%	0
2012*	10.000000	9.650718	-3.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.762872	22.226254	25.13%	0
2016	17.676123	17.762872	0.49%	0
2015	17.131536	17.676123	3.18%	0
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	19.562510	21.808721	11.48%	0
2016	18.010969	19.562510	8.61%	0
2015	19.404959	18.010969	-7.18%	0
2014	18.216517	19.404959	6.52%	0
2013	14.308660	18.216517	27.31%	0
2012	12.756231	14.308660	12.17%	0
2011	12.958281	12.756231	-1.56%	0
2010	12.008070	12.958281	7.91%	0
2009	9.502061	12.008070	26.37%	0
2008	13.809385	9.502061	-31.19%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.606214	15.974900	9.37%	0
2016	12.879932	14.606214	13.40%	0
2015	13.383062	12.879932	-3.76%	0
2014	12.461062	13.383062	7.40%	0
2013	10.105804	12.461062	23.31%	0
2012	9.113881	10.105804	10.88%	0
2011*	10.000000	9.113881	-8.86%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.545384	13.970321	11.36%	0
2016	12.481285	12.545384	0.51%	0
2015	12.861755	12.481285	-2.96%	0
2014	11.392028	12.861755	12.90%	0
2013	11.260011	11.392028	1.17%	0
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
2009	6.461002	8.370485	29.55%	0
2008	11.850539	6.461002	-45.48%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.999081	21.676871	14.09%	0
2016	21.784396	18.999081	-12.79%	0
2015	21.438070	21.784396	1.62%	0
2014	18.187208	21.438070	17.87%	0
2013	13.137742	18.187208	38.43%	0
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0
2009	8.260850	10.388824	25.76%	0
2008	11.749454	8.260850	-29.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	20.915751	25.342132	21.16%	0
2016	21.329723	20.915751	-1.94%	0
2015	22.174206	21.329723	-3.81%	0
2014	22.437548	22.174206	-1.17%	0
2013	19.139981	22.437548	17.23%	0
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
2009	12.363328	16.469708	33.21%	0
2008	21.053292	12.363328	-41.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.688889	16.469809	20.32%	0
2016	13.817684	13.688889	-0.93%	0
2015	13.883485	13.817684	-0.47%	0
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.311928	28.324366	16.50%	110
2016	25.331730	24.311928	-4.03%	130
2015	28.059565	25.331730	-9.72%	819
2014	30.070173	28.059565	-6.69%	819
2013	24.396615	30.070173	23.26%	828
2012	20.783511	24.396615	17.38%	3,493
2011	22.737900	20.783511	-8.60%	4,669
2010	21.241206	22.737900	7.05%	4,562
2009*	10.000000	21.241206	23.17%	5,717
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.249213	27.583416	5.08%	126
2016	22.935318	26.249213	14.45%	145
2015	24.904659	22.935318	-7.91%	159
2014	24.811322	24.904659	0.38%	1,513
2013	22.795703	24.811322	8.84%	1,229
2012	19.507277	22.795703	16.86%	1,087

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.827858	28.534447	25.00%	0
2016	21.838948	22.827858	4.53%	0
2015	23.531700	21.838948	-7.19%	0
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.840496	10.018299	1.81%	0
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.127819	20.652022	28.05%	15,624
2016	16.060772	16.127819	0.42%	23,514
2015	14.566503	16.060772	10.26%	35,389
2014	13.633848	14.566503	6.84%	42,660
2013	10.575148	13.633848	28.92%	46,418
2012	8.668397	10.575148	22.00%	70,581
2011	9.456593	8.668397	-8.33%	79,798
2010	9.016324	9.456593	4.88%	94,144
2009	6.268928	9.016324	43.83%	98,747
2008	11.428589	6.268928	-45.15%	103,043
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.541018	12.192090	42.75%	4,343
2016	7.615813	8.541018	12.15%	6,131
2015	7.388539	7.615813	3.08%	6,354
2014	6.859828	7.388539	7.71%	6,800
2013	5.143812	6.859828	33.36%	7,175
2012	4.383012	5.143812	17.36%	11,590
2011	4.871385	4.383012	-10.03%	12,020
2010	3.975587	4.871385	22.53%	12,946
2009	2.572472	3.975587	54.54%	13,486
2008	4.661468	2.572472	-44.81%	13,612
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.079579	12.987408	28.85%	15,648
2016	10.968387	10.079579	-8.10%	15,152
2015	12.210559	10.968387	-10.17%	16,186
2014	14.103267	12.210559	-13.42%	21,246
2013	12.528714	14.103267	12.57%	21,986
2012	11.238620	12.528714	11.48%	24,648
2011	16.862684	11.238620	-33.35%	13,919
2010	13.693467	16.862684	23.14%	20,291
2009	7.763332	13.693467	76.39%	21,231
2008	16.499263	7.763332	-52.95%	23,944

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	27.086799	30.354315	12.06%	0
2016	23.974963	27.086799	12.98%	0
2015	25.004015	23.974963	-4.12%	1,563
2014	22.053147	25.004015	13.38%	2,102
2013	16.922628	22.053147	30.32%	2,523
2012	14.272624	16.922628	18.57%	2,893
2011	14.183043	14.272624	0.63%	2,806
2010	11.663313	14.183043	21.60%	1,288
2009	9.345851	11.663313	24.80%	1,362
2008	14.205869	9.345851	-34.21%	1,108
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.844238	11.136228	25.92%	0
2016	7.433785	8.844238	18.97%	0
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.960942	10.191052	2.31%	0
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.940804	26.059315	24.44%	0
2016	19.539577	20.940804	7.17%	0
2015	20.272141	19.539577	-3.61%	0
2014	22.248303	20.272141	-8.88%	0
2013	15.994317	22.248303	39.10%	0
2012	13.431539	15.994317	19.08%	197
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.675669	27.367499	15.59%	591
2016	21.125028	23.675669	12.07%	433
2015	21.648929	21.125028	-2.42%	1,621
2014	19.943858	21.648929	8.55%	1,824
2013	14.932191	19.943858	33.56%	1,908
2012	13.082318	14.932191	14.14%	2,140
2011	13.343369	13.082318	-1.96%	2,630
2010	12.180267	13.343369	9.55%	2,706
2009	10.098507	12.180267	20.61%	1,870
2008	15.243699	10.098507	-33.75%	2,053
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.911391	19.876965	24.92%	321
2016	15.555483	15.911391	2.29%	3,930
2015	14.853591	15.555483	4.73%	4,046
2014	14.910887	14.853591	-0.38%	2,509
2013	11.860324	14.910887	25.72%	878
2012	10.386610	11.860324	14.19%	1,026
2011	10.735263	10.386610	-3.25%	1,758
2010*	10.000000	10.735263	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	13.028905	13.635246	4.65%	666
2016	12.465020	13.028905	4.52%	9,335
2015	12.737777	12.465020	-2.14%	9,637
2014	11.989920	12.737777	6.24%	2,767
2013	12.211221	11.989920	-1.81%	319
2012	11.328212	12.211221	7.79%	1,238
2011	10.885477	11.328212	4.07%	1,243
2010	10.314278	10.885477	5.54%	999
2009	9.550224	10.314278	8.00%	999
2008	10.797546	9.550224	-11.55%	1,312
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	44.145439	47.707504	8.07%	0
2016	40.537241	44.145439	8.90%	0
2015	41.618939	40.537241	-2.60%	0
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	31
2011	37.284043	39.309176	5.43%	31
2010	34.490539	37.284043	8.10%	62
2009	26.891737	34.490539	28.26%	315
2008	32.110447	26.891737	-16.25%	285
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.302939	10.313322	10.86%	0
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.574690	17.813105	14.37%	0
2016	14.976044	15.574690	4.00%	0
2015	16.242914	14.976044	-7.80%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.674424	19.302482	15.76%	397
2016	15.249567	16.674424	9.34%	456
2015	16.677082	15.249567	-8.56%	500
2014	17.287894	16.677082	-3.53%	545
2013	13.304255	17.287894	29.94%	585
2012	11.014999	13.304255	20.78%	0
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.204998	26.981930	7.05%	10,231
2016	21.245472	25.204998	18.64%	11,172
2015	22.532409	21.245472	-5.71%	11,885
2014	20.222598	22.532409	11.42%	12,552
2013	15.565286	20.222598	29.92%	14,775
2012	13.782052	15.565286	12.94%	14,846
2011	13.901600	13.782052	-0.86%	19,166
2010	12.438437	13.901600	11.76%	27,992
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.406496	17.572831	14.06%	2,697
2016	14.349082	15.406496	7.37%	5,275
2015	14.425632	14.349082	-0.53%	3,613
2014	13.949176	14.425632	3.42%	3,613
2013	11.486841	13.949176	21.44%	4,346
2012	10.078216	11.486841	13.98%	5,722
2011	10.137186	10.078216	-0.58%	5,332
2010	9.187384	10.137186	10.34%	5,332
2009	7.557697	9.187384	21.56%	4,923
2008	10.926297	7.557697	-30.83%	4,745
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.503572	11.695426	1.67%	699
2016	11.376737	11.503572	1.11%	2,270
2015	11.576733	11.376737	-1.73%	2,438
2014	11.195652	11.576733	3.40%	8,959
2013	11.666419	11.195652	-4.04%	9,146
2012	11.284076	11.666419	3.39%	9,195
2011	10.835256	11.284076	4.14%	11,794
2010	10.378523	10.835256	4.40%	11,110
2009	9.395078	10.378523	10.47%	16,633
2008	10.582931	9.395078	-11.22%	9,335
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.802297	20.386306	29.01%	398
2016	16.012287	15.802297	-1.31%	80
2015	15.257817	16.012287	4.94%	80
2014	15.210958	15.257817	0.31%	422
2013	12.004302	15.210958	26.71%	538
2012	9.982671	12.004302	20.25%	2,030
2011	11.174715	9.982671	-10.67%	2,683
2010	10.192912	11.174715	9.63%	2,843
2009	7.307804	10.192912	39.48%	1,866
2008	12.090799	7.307804	-39.56%	918

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.432296	20.685959	25.89%	1,322
2016	15.295493	16.432296	7.43%	2,458
2015	14.590661	15.295493	4.83%	11,044
2014	13.707124	14.590661	6.45%	11,056
2013	10.736608	13.707124	27.67%	12,073
2012	9.284769	10.736608	15.64%	15,484
2011	9.889514	9.284769	-6.12%	19,151
2010	8.494561	9.889514	16.42%	13,875
2009	6.213995	8.494561	36.70%	14,329
2008	11.308815	6.213995	-45.05%	4,955
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.462890	17.370424	20.10%	0
2016	13.217109	14.462890	9.43%	0
2015	13.274140	13.217109	-0.43%	7,188
2014	12.225884	13.274140	8.57%	7,188
2013	9.334537	12.225884	30.97%	8,169
2012	8.095662	9.334537	15.30%	9,287
2011	8.406630	8.095662	-3.70%	9,287
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	1,804
2008	9.792857	5.974146	-38.99%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	20.332339	23.632552	16.23%	1,032
2016	17.509211	20.332339	16.12%	1,350
2015	18.970845	17.509211	-7.70%	2,312
2014	17.642254	18.970845	7.53%	3,349
2013	13.204640	17.642254	33.61%	5,756
2012	11.316625	13.204640	16.68%	4,674
2011	11.762107	11.316625	-3.79%	8,664
2010	10.314299	11.762107	14.04%	8,055
2009	8.145827	10.314299	26.62%	8,424
2008	13.125312	8.145827	-37.94%	13,606
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.077390	11.756529	16.66%	0
2016*	10.000000	10.077390	0.77%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.758598	22.881344	5.16%	2,842
2016	19.349793	21.758598	12.45%	4,465
2015	20.170394	19.349793	-4.07%	4,485
2014	19.968287	20.170394	1.01%	4,615
2013	18.933351	19.968287	5.47%	6,894
2012	16.779774	18.933351	12.83%	7,825
2011	16.408272	16.779774	2.26%	7,917
2010	14.721522	16.408272	11.46%	8,098
2009	10.236784	14.721522	43.81%	8,330
2008	14.432295	10.236784	-29.07%	9,454

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.314793	17.605372	22.99%	3,960
2016	12.792166	14.314793	11.90%	4,061
2015	13.128724	12.792166	-2.56%	4,209
2014	12.503488	13.128724	5.00%	4,560
2013	8.826188	12.503488	41.66%	4,905
2012	7.662684	8.826188	15.18%	5,408
2011	8.801821	7.662684	-12.94%	14,036
2010	7.729430	8.801821	13.87%	13,867
2009	5.130170	7.729430	50.67%	13,808
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.995749	13.513137	22.89%	0
2016*	10.000000	10.995749	9.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.021454	18.720179	16.84%	0
2016	14.771119	16.021454	8.46%	0
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	148
2013	10.103238	13.809694	36.69%	148
2012	9.199592	10.103238	9.82%	148
2011	9.646129	9.199592	-4.63%	148
2010	7.924306	9.646129	21.73%	148
2009	6.116244	7.924306	29.56%	155
2008*	10.000000	6.116244	-38.84%	1,938
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.753355	14.076568	10.38%	1,624
2016	12.201732	12.753355	4.52%	1,624
2015	12.520180	12.201732	-2.54%	1,624
2014	12.187106	12.520180	2.73%	1,624
2013	10.790994	12.187106	12.94%	1,624
2012	9.864594	10.790994	9.39%	1,624
2011	10.151038	9.864594	-2.82%	1,624
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	8,361
2012	9.255266	10.359815	11.93%	8,361
2011	9.731444	9.255266	-4.89%	8,361
2010	8.790510	9.731444	10.70%	8,361
2009	7.187575	8.790510	22.30%	8,361
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.892951	12.459936	4.77%	32,057
2016	11.541168	11.892951	3.05%	32,497
2015	11.803545	11.541168	-2.22%	32,546
2014	11.596375	11.803545	1.79%	35,509
2013	11.219522	11.596375	3.36%	585
2012	10.596201	11.219522	5.88%	653
2011	10.607527	10.596201	-0.11%	1,318
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	7,158
2010	9.062813	9.941983	9.70%	8,528
2009	7.544912	9.062813	20.12%	9,927
2008*	10.000000	7.544912	-24.55%	11,760

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	1,967
2013	10.065473	12.321460	22.41%	1,967
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	1,531
2014	12.038041	12.341521	2.52%	1,525
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	1,396
2009	8.288260	9.607347	15.92%	1,364
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.578001	12.934599	2.84%	0
2016	12.121009	12.578001	3.77%	1,082
2015	12.394872	12.121009	-2.21%	1,213
2014	11.978102	12.394872	3.48%	1,423
2013	12.397493	11.978102	-3.38%	1,545
2012	11.681023	12.397493	6.13%	1,616
2011	11.124752	11.681023	5.00%	3,154
2010	10.549709	11.124752	5.45%	2,457
2009	9.845494	10.549709	7.15%	2,471
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	0
2015	13.188452	12.923440	-2.01%	0
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	222
2012	12.540931	13.231603	5.51%	365
2011	12.005371	12.540931	4.46%	397
2010	11.273445	12.005371	6.49%	206
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.053221	11.673958	16.12%	0
2016	9.162523	10.053221	9.72%	0
2015*	10.000000	9.162523	-8.37%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.029537	11.246056	12.13%	0
2016	9.360975	10.029537	7.14%	0
2015*	10.000000	9.360975	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	18.126380	25.265917	39.39%	1,289
2016	17.083360	18.126380	6.11%	1,422
2015	20.646201	17.083360	-17.26%	2,727
2014	22.182126	20.646201	-6.92%	2,610
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	487
2010	22.127024	25.320932	14.43%	1,312
2009	13.755036	22.127024	60.86%	1,358
2008	33.063004	13.755036	-58.40%	1,424
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.283294	15.368456	0.56%	11,193
2016	15.401169	15.283294	-0.77%	13,847
2015	15.652731	15.401169	-1.61%	17,037
2014	15.196750	15.652731	3.00%	16,821
2013	16.080324	15.196750	-5.49%	22,278
2012	15.841556	16.080324	1.51%	32,343
2011	14.994272	15.841556	5.65%	35,598
2010	14.527898	14.994272	3.21%	44,834
2009	14.362980	14.527898	1.15%	82,549
2008	13.536704	14.362980	6.10%	82,781
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.433189	10.320424	-1.08%	19,772
2016	10.590820	10.433189	-1.49%	21,338
2015	10.752100	10.590820	-1.50%	25,319
2014	10.915836	10.752100	-1.50%	25,950
2013	11.082065	10.915836	-1.50%	25,958
2012	11.251291	11.082065	-1.50%	28,219
2011	11.422145	11.251291	-1.50%	42,935
2010	11.596067	11.422145	-1.50%	53,239
2009	11.767718	11.596067	-1.46%	80,020
2008	11.706507	11.767718	0.52%	136,589
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.672517	15.909986	25.55%	827
2016	12.754142	12.672517	-0.64%	893
2015	13.356723	12.754142	-4.51%	757
2014	13.621215	13.356723	-1.94%	696
2013	11.735773	13.621215	16.07%	76
2012	10.306277	11.735773	13.87%	1,577
2011	11.595202	10.306277	-11.12%	1,580
2010	10.390629	11.595202	11.59%	1,458
2009	8.131881	10.390629	27.78%	1,458
2008	15.304786	8.131881	-46.87%	1,458

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.301272	11.402898	22.60%	0
2016	9.393399	9.301272	-0.98%	0
2015	9.670779	9.393399	-2.87%	0
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.836481	23.140880	16.66%	1,740
2016	18.396014	19.836481	7.83%	1,740
2015	18.864452	18.396014	-2.48%	1,740
2014	18.242287	18.864452	3.41%	5,845
2013	14.554321	18.242287	25.34%	6,345
2012	12.748966	14.554321	14.16%	7,095
2011	13.472382	12.748966	-5.37%	8,140
2010	11.931917	13.472382	12.91%	10,207
2009	9.522873	11.931917	25.30%	9,798
2008	15.308184	9.522873	-37.79%	14,028
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.814908	17.312336	9.47%	289
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	2,974
2009*	10.000000	11.523426	15.23%	2,974
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.006297	14.580797	4.10%	7,398
2016	13.637541	14.006297	2.70%	9,494
2015	13.808656	13.637541	-1.24%	21,203
2014	13.493980	13.808656	2.33%	24,761
2013	13.068055	13.493980	3.26%	27,834
2012	12.614655	13.068055	3.59%	31,315
2011	12.441672	12.614655	1.39%	33,739
2010	11.928224	12.441672	4.30%	36,717
2009	11.101361	11.928224	7.45%	45,924
2008	11.992742	11.101361	-7.43%	49,955
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.505811	19.473057	11.24%	44,396
2016	16.586868	17.505811	5.54%	80,623
2015	16.896017	16.586868	-1.83%	86,845
2014	16.308356	16.896017	3.60%	92,138
2013	14.196190	16.308356	14.88%	99,425
2012	13.006607	14.196190	9.15%	108,048
2011	13.209596	13.006607	-1.54%	111,113
2010	12.091079	13.209596	9.25%	119,595
2009	10.303566	12.091079	17.35%	145,126
2008	13.619819	10.303566	-24.35%	127,996
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.001536	21.839124	14.93%	19,498
2016	17.781932	19.001536	6.86%	19,936
2015	18.185452	17.781932	-2.22%	20,045
2014	17.590425	18.185452	3.38%	29,188
2013	14.592735	17.590425	20.54%	31,012
2012	13.023413	14.592735	12.05%	45,364
2011	13.508611	13.023413	-3.59%	53,747
2010	12.154289	13.508611	11.14%	54,554
2009	9.919721	12.154289	22.53%	55,807
2008	14.678830	9.919721	-32.42%	41,051

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.013086	17.226486	7.58%	24,720
2016	15.379209	16.013086	4.12%	24,643
2015	15.618186	15.379209	-1.53%	24,680
2014	15.138547	15.618186	3.17%	25,688
2013	13.909287	15.138547	8.84%	24,744
2012	13.070731	13.909287	6.42%	25,702
2011	13.001188	13.070731	0.53%	20,449
2010	12.163228	13.001188	6.89%	21,416
2009	10.778891	12.163228	12.84%	19,370
2008	12.880912	10.778891	-16.32%	21,396
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.786502	29.830359	25.41%	17,007
2016	23.301349	23.786502	2.08%	18,619
2015	22.509777	23.301349	3.52%	29,720
2014	21.004229	22.509777	7.17%	34,068
2013	15.598716	21.004229	34.65%	40,738
2012	13.343510	15.598716	16.90%	47,185
2011	13.855790	13.343510	-3.70%	54,766
2010	12.928952	13.855790	7.17%	70,681
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	48.048416	54.798001	14.05%	3,610
2016	40.550597	48.048416	18.49%	4,987
2015	42.238554	40.550597	-4.00%	8,184
2014	39.189935	42.238554	7.78%	8,548
2013	29.903839	39.189935	31.05%	8,715
2012	25.844457	29.903839	15.71%	9,355
2011	26.922228	25.844457	-4.00%	8,900
2010	21.657282	26.922228	24.31%	10,090
2009	16.077655	21.657282	34.70%	10,223
2008	25.690552	16.077655	-37.42%	11,240

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.275010	19.141411	4.74%	2,752
2016	17.076017	18.275010	7.02%	2,178
2015	17.852042	17.076017	-4.35%	2,062
2014	17.446337	17.852042	2.33%	6,711
2013	17.913443	17.446337	-2.61%	5,338
2012	16.202156	17.913443	10.56%	5,241
2011	15.583700	16.202156	3.97%	7,103
2010	14.306279	15.583700	8.93%	5,623
2009	11.677180	14.306279	22.51%	9,499
2008	14.333485	11.677180	-18.53%	18,441
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.976910	21.033045	23.89%	14,109
2016	17.608352	16.976910	-3.59%	16,470
2015	17.964790	17.608352	-1.98%	20,279
2014	18.424127	17.964790	-2.49%	22,708
2013	15.412175	18.424127	19.54%	0
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0
2009*	10.000000	13.442337	34.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.731821	10.573057	21.09%	343
2016	8.424229	8.731821	3.65%	356
2015	9.014013	8.424229	-6.54%	345
2014*	10.000000	9.014013	-9.86%	332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.871939	19.074324	28.26%	2,254
2016	14.774261	14.871939	0.66%	2,254
2015	14.501227	14.774261	1.88%	2,254
2014	13.330862	14.501227	8.78%	2,312
2013	10.044301	13.330862	32.72%	2,312
2012	8.764236	10.044301	14.61%	5,147
2011	9.163741	8.764236	-4.36%	8,057
2010	8.054001	9.163741	13.78%	8,286
2009	6.300524	8.054001	27.83%	423
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.791362	20.073005	12.82%	1,552
2016	15.523440	17.791362	14.61%	1,552
2015	16.272629	15.523440	-4.60%	1,552
2014	14.948168	16.272629	8.86%	2,291
2013	11.204849	14.948168	33.41%	2,235
2012	9.656095	11.204849	16.04%	2,190
2011	10.409772	9.656095	-7.24%	3,233
2010*	10.000000	10.409772	4.10%	3,212

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.736777	16.601160	12.65%	0
2016	12.891985	14.736777	14.31%	0
2015	13.554112	12.891985	-4.89%	0
2014	12.481965	13.554112	8.59%	0
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	15.012612	18.890001	25.83%	10,005
2016	14.315071	15.012612	4.87%	11,220
2015	14.560030	14.315071	-1.68%	11,413
2014	14.208473	14.560030	2.47%	12,098
2013	10.381617	14.208473	36.86%	18,719
2012	9.172945	10.381617	13.18%	20,760
2011	9.723625	9.172945	-5.66%	25,562
2010	7.783988	9.723625	24.92%	30,885
2009	6.216511	7.783988	25.21%	33,654
2008*	10.000000	6.216511	-37.83%	596
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.066812	21.380800	12.14%	6,631
2016	16.460353	19.066812	15.83%	11,615
2015	17.207586	16.460353	-4.34%	15,823
2014	14.928741	17.207586	15.26%	16,593
2013	11.170595	14.928741	33.64%	18,722
2012	9.747754	11.170595	14.60%	32,250
2011	10.131081	9.747754	-3.78%	34,087
2010	8.597378	10.131081	17.84%	44,782
2009	6.689909	8.597378	28.51%	47,843
2008*	10.000000	6.689909	-33.10%	1,383
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	22.811219	28.070812	23.06%	1,730
2016	21.381899	22.811219	6.68%	1,851
2015	21.544632	21.381899	-0.76%	2,768
2014	21.274592	21.544632	1.27%	3,103
2013	14.968726	21.274592	42.13%	3,426
2012	13.396958	14.968726	11.73%	3,934
2011	13.689306	13.396958	-2.14%	4,186
2010	11.078364	13.689306	23.57%	4,400
2009	8.823919	11.078364	25.55%	5,496
2008	16.719936	8.823919	-47.23%	6,369

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	59.830340	64.276889	7.43%	2,183
2016	48.231221	59.830340	24.05%	2,381
2015	52.103740	48.231221	-7.43%	4,260
2014	49.426430	52.103740	5.42%	4,703
2013	35.739678	49.426430	38.30%	6,091
2012	30.125817	35.739678	18.63%	6,412
2011	32.217265	30.125817	-6.49%	10,397
2010	25.834325	32.217265	24.71%	12,930
2009	20.780205	25.834325	24.32%	13,653
2008	31.094922	20.780205	-33.17%	18,392
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	47.030831	52.575821	11.79%	5,523
2016	38.870081	47.030831	20.99%	6,712
2015	40.118071	38.870081	-3.11%	8,053
2014	40.399731	40.118071	-0.70%	8,351
2013	29.107609	40.399731	38.79%	10,116
2012	25.585480	29.107609	13.77%	13,501
2011	27.503258	25.585480	-6.97%	14,323
2010	22.280410	27.503258	23.44%	17,636
2009	16.792408	22.280410	32.68%	19,266
2008	27.581842	16.792408	-39.12%	22,053
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	20.423252	24.246676	18.72%	16,209
2016	18.613485	20.423252	9.72%	17,299
2015	18.721822	18.613485	-0.58%	18,949
2014	16.948094	18.721822	10.47%	19,538
2013	13.124213	16.948094	29.14%	20,534
2012	11.666244	13.124213	12.50%	21,971
2011	11.781243	11.666244	-0.98%	22,784
2010	10.542591	11.781243	11.75%	25,832
2009	8.488044	10.542591	24.21%	25,216
2008	14.744782	8.488044	-42.43%	26,218
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	14.037902	14.726350	4.90%	2,870
2016	13.275487	14.037902	5.74%	3,981
2015	14.240589	13.275487	-6.78%	6,401
2014	11.217255	14.240589	26.95%	7,216
2013	11.051541	11.217255	1.50%	8,567
2012	9.690417	11.051541	14.05%	13,978
2011	9.237175	9.690417	4.91%	19,096
2010	7.203521	9.237175	28.23%	22,105
2009	5.589702	7.203521	28.87%	28,920
2008*	10.000000	5.589702	-44.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.197199	16.953077	19.41%	1,346
2016	12.938332	14.197199	9.73%	906
2015	13.012667	12.938332	-0.57%	973
2014	11.683009	13.012667	11.38%	552
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	7,060
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.420425	16.219117	12.47%	0
2016	12.111608	14.420425	19.06%	0
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	109
2013	13.731408	16.243345	18.29%	109
2012	11.659822	13.731408	17.77%	109
2011	13.516785	11.659822	-13.74%	109
2010	12.903630	13.516785	4.75%	109
2009*	10.000000	12.903630	29.04%	115
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.826512	12.057120	22.70%	0
2016	9.577168	9.826512	2.60%	0
2015*	10.000000	9.577168	-4.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.200002	10.136965	-0.62%	484
2016	10.230172	10.200002	-0.29%	459
2015	10.366908	10.230172	-1.32%	446
2014	10.460984	10.366908	-0.90%	469
2013	10.555181	10.460984	-0.89%	461
2012	10.244547	10.555181	3.03%	440
2011	10.370178	10.244547	-1.21%	1,687
2010	9.999600	10.370178	3.71%	3,935
2009	8.958025	9.999600	11.63%	5,993
2008	10.505182	8.958025	-14.73%	14,659
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.471783	25.048588	16.66%	120
2016	19.841106	21.471783	8.22%	120
2015	20.237085	19.841106	-1.96%	0
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	719
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.341321	30.411249	24.94%	0
2016	25.267480	24.341321	-3.67%	0
2015	24.774396	25.267480	1.99%	0
2014	21.793552	24.774396	13.68%	0
2013	17.053633	21.793552	27.79%	0
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
2009	10.156003	14.457152	42.35%	24,632
2008	18.925714	10.156003	-46.34%	31,304
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	23.891595	30.310260	26.87%	1,632
2016	23.701172	23.891595	0.80%	2,584
2015	22.571024	23.701172	5.01%	3,664
2014	21.661813	22.571024	4.20%	4,410
2013	16.172103	21.661813	33.95%	4,542
2012	14.099927	16.172103	14.70%	8,861
2011	14.159062	14.099927	-0.42%	9,768
2010	11.277175	14.159062	25.56%	14,994
2009	8.633683	11.277175	30.62%	15,121
2008	17.209838	8.633683	-49.83%	15,790

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	18.194771	24.494133	34.62%	4,990
2016	18.455979	18.194771	-1.42%	12,091
2015	18.026081	18.455979	2.38%	14,212
2014	17.890508	18.026081	0.76%	15,182
2013	14.266961	17.890508	25.40%	11,180
2012	11.944674	14.266961	19.44%	22,058
2011	13.222428	11.944674	-9.66%	23,884
2010	11.575585	13.222428	14.23%	30,394
2009	8.407890	11.575585	37.68%	31,319
2008	14.271766	8.407890	-41.09%	35,677
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.219806	10.698376	4.68%	0
2016	9.738777	10.219806	4.94%	1,057
2015	10.115757	9.738777	-3.73%	1,180
2014	9.986329	10.115757	1.30%	1,219
2013	10.151842	9.986329	-1.63%	1,169
2012*	10.000000	10.151842	1.52%	1,041
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	24.201527	27.870768	15.16%	3,833
2016	22.011882	24.201527	9.95%	3,983
2015	21.627270	22.011882	1.78%	5,387
2014	19.833738	21.627270	9.04%	8,157
2013	15.280495	19.833738	29.80%	8,720
2012	13.274169	15.280495	15.11%	11,779
2011	13.477836	13.274169	-1.51%	15,824
2010	11.784682	13.477836	14.37%	23,786
2009	9.326193	11.784682	26.36%	26,614
2008	15.388393	9.326193	-39.39%	30,555
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	18.075100	20.325260	12.45%	1,033
2016	15.543485	18.075100	16.29%	1,070
2015	16.769467	15.543485	-7.31%	1,077
2014	15.209775	16.769467	10.25%	300
2013	10.950001	15.209775	38.90%	302
2012	9.422319	10.950001	16.21%	1,128
2011	9.781928	9.422319	-3.68%	1,202
2010	8.047221	9.781928	21.56%	362
2009	5.954845	8.047221	35.14%	7,009
2008	9.724370	5.954845	-38.76%	4,808

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.298780	11.501952	11.68%	0
2016	9.260137	10.298780	11.22%	1,053
2015	10.352353	9.260137	-10.55%	1,261
2014	10.462421	10.352353	-1.05%	1,158
2013	10.610149	10.462421	-1.39%	1,114
2012*	10.000000	10.610149	6.10%	1,158
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.389969	11.235502	8.14%	0
2016	9.316718	10.389969	11.52%	0
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.909289	11.899658	9.08%	77
2016	10.762483	10.909289	1.36%	77
2015	11.770993	10.762483	-8.57%	77
2014	11.914392	11.770993	-1.20%	77
2013	12.945992	11.914392	-7.97%	557
2012	12.490136	12.945992	3.65%	588
2011	11.695500	12.490136	6.79%	1,417
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.278968	11.249373	-0.26%	2,645
2016	11.302749	11.278968	-0.21%	5,992
2015	11.450958	11.302749	-1.29%	7,262
2014	11.538994	11.450958	-0.76%	7,808
2013	11.741977	11.538994	-1.73%	8,028
2012	11.273050	11.741977	4.16%	7,847
2011	11.330057	11.273050	-0.50%	11,273
2010	10.935503	11.330057	3.61%	10,250
2009*	10.000000	10.935503	9.36%	8,665
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.320913	13.602150	2.11%	0
2016	12.856373	13.320913	3.61%	0
2015	13.414984	12.856373	-4.16%	0
2014	13.210883	13.414984	1.54%	0
2013	14.773825	13.210883	-10.58%	0
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
2009	10.100445	11.774218	16.57%	0
2008	11.028989	10.100445	-8.42%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.983548	15.485792	3.35%	0
2016	14.813256	14.983548	1.15%	0
2015	14.973628	14.813256	-1.07%	0
2014	14.578991	14.973628	2.71%	0
2013	15.096227	14.578991	-3.43%	0
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
2009	11.456166	12.867331	12.32%	0
2008	11.103352	11.456166	3.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.652346	10.998452	3.25%	3,341
2016	10.541767	10.652346	1.05%	1,756
2015	10.666500	10.541767	-1.17%	2,428
2014	10.395694	10.666500	2.60%	2,612
2013	10.775226	10.395694	-3.52%	10,796
2012	9.990587	10.775226	7.85%	11,400
2011*	10.000000	9.990587	-0.09%	10,976
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.820894	12.245426	24.69%	0
2016*	10.000000	9.820894	-1.79%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.237419	13.715498	3.61%	0
2016	11.225638	13.237419	17.92%	0
2015	13.018492	11.225638	-13.77%	0
2014	13.707286	13.018492	-5.03%	0
2013	11.502089	13.707286	19.17%	0
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
2009	6.289634	9.791276	55.67%	0
2008	11.256238	6.289634	-44.12%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.584634	34.591908	25.40%	306
2016	31.364509	27.584634	-12.05%	623
2015	28.311582	31.364509	10.78%	2,347
2014	21.903420	28.311582	29.26%	2,855
2013	14.774016	21.903420	48.26%	2,909
2012	11.450026	14.774016	29.03%	3,263
2011	10.530386	11.450026	8.73%	44
2010*	10.000000	10.530386	5.30%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.673558	7.409768	-3.44%	1,062
2016	5.431921	7.673558	41.27%	627
2015	8.308666	5.431921	-34.62%	615
2014	10.458766	8.308666	-20.56%	369
2013	9.626904	10.458766	8.64%	1,326
2012*	10.000000	9.626904	-3.73%	1,364
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	46.289126	68.867529	48.78%	89
2016	46.943906	46.289126	-1.39%	92
2015	55.412702	46.943906	-15.28%	519
2014	56.491064	55.412702	-1.91%	559
2013	51.197222	56.491064	10.34%	633
2012	40.042554	51.197222	27.86%	1,110
2011	54.740934	40.042554	-26.85%	296
2010	43.813936	54.740934	24.94%	458
2009	20.865450	43.813936	109.98%	499
2008	60.148122	20.865450	-65.31%	1,209
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	35.416707	34.294533	-3.17%	1,979
2016	25.018762	35.416707	41.56%	1,990
2015	38.165631	25.018762	-34.45%	2,099
2014	47.897657	38.165631	-20.32%	2,119
2013	43.992884	47.897657	8.88%	2,137
2012	43.201636	43.992884	1.83%	2,222
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	735
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.942560	21.104484	24.56%	0
2016	16.554955	16.942560	2.34%	0
2015	17.347252	16.554955	-4.57%	0
2014	15.981402	17.347252	8.55%	0
2013	12.114443	15.981402	31.92%	1,609
2012	10.577450	12.114443	14.53%	1,609
2011	11.525062	10.577450	-8.22%	1,609
2010	10.414816	11.525062	10.66%	1,609
2009	8.321500	10.414816	25.16%	1,609
2008	13.597276	8.321500	-38.80%	1,609

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.661844	29.334995	23.98%	0
2016	22.294117	23.661844	6.13%	0
2015	23.305437	22.294117	-4.34%	454
2014	24.113171	23.305437	-3.35%	487
2013	16.295076	24.113171	47.98%	514
2012	15.336646	16.295076	6.25%	766
2011	16.319922	15.336646	-6.03%	6,709
2010	13.069260	16.319922	24.87%	6,792
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.502215	33.889737	11.11%	106
2016	24.826064	30.502215	22.86%	106
2015	26.739524	24.826064	-7.16%	106
2014	24.930243	26.739524	7.26%	106
2013	18.398317	24.930243	35.50%	1,356
2012	15.775111	18.398317	16.63%	106
2011	17.534886	15.775111	-10.04%	7,662
2010	14.069675	17.534886	24.63%	9,915
2009	10.017824	14.069675	40.45%	8,010
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.127361	13.398989	2.07%	1,346
2016	12.773056	13.127361	2.77%	2,210
2015	13.302495	12.773056	-3.98%	3,688
2014	13.080316	13.302495	1.70%	14,407
2013	14.517248	13.080316	-9.90%	18,369
2012	13.732125	14.517248	5.72%	13,177
2011	12.481724	13.732125	10.02%	18,919
2010	12.060795	12.481724	3.49%	16,476
2009	11.115274	12.060795	8.51%	15,361
2008	11.472534	11.115274	-3.11%	27,863
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	22.477025	26.663239	18.62%	19,535
2016	20.117327	22.477025	11.73%	23,187
2015	21.651009	20.117327	-7.08%	27,216
2014	19.547713	21.651009	10.76%	36,666
2013	14.618692	19.547713	33.72%	23,404
2012	12.941263	14.618692	12.96%	37,394
2011	12.747859	12.941263	1.52%	31,494
2010	11.343661	12.747859	12.38%	45,808
2009	9.756634	11.343661	16.27%	58,038
2008	15.150584	9.756634	-35.60%	50,110

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	16.431000	21.225483	29.18%	0
2016	17.660025	16.431000	-6.96%	0
2015	17.803094	17.660025	-0.80%	0
2014	19.137281	17.803094	-6.97%	0
2013	15.879688	19.137281	20.51%	0
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
2009	10.466302	13.783241	31.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.915417	25.199630	9.97%	10,290
2016	18.945209	22.915417	20.96%	10,443
2015	19.523214	18.945209	-2.96%	9,825
2014	17.033183	19.523214	14.62%	9,585
2013	13.296843	17.033183	28.10%	14,730
2012	11.610846	13.296843	14.52%	5,148
2011	11.875646	11.610846	-2.23%	10,770
2010	10.114983	11.875646	17.41%	4,505
2009	7.906617	10.114983	27.93%	2,160
2008	10.616031	7.906617	-25.52%	5,107
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	34.026941	36.431542	7.07%	0
2016	28.686171	34.026941	18.62%	0
2015	30.315369	28.686171	-5.37%	0
2014	27.230806	30.315369	11.33%	0
2013	20.997530	27.230806	29.69%	0
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
2009	14.204930	16.762603	18.01%	88,447
2008	19.705270	14.204930	-27.91%	98,436
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.141837	12.778583	14.69%	0
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.060111	16.859917	11.95%	7,838
2016	14.735844	15.060111	2.20%	8,392
2015	15.119219	14.735844	-2.54%	16,755
2014	15.066151	15.119219	0.35%	21,269
2013	13.375164	15.066151	12.64%	18,474
2012	12.354851	13.375164	8.26%	22,261
2011	13.023023	12.354851	-5.13%	27,677
2010	12.051594	13.023023	8.06%	39,212
2009*	10.000000	12.051594	20.52%	45,268

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.224115	10.778600	5.42%	2,210
2016	9.204695	10.224115	11.08%	1,104
2015*	10.000000	9.204695	-7.95%	1,131
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.864440	10.023341	1.61%	0
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.190161	1.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.093906	16.607913	10.03%	1,638
2016	11.695287	15.093906	29.06%	15,108
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	1,669
2013*	10.000000	12.213897	22.14%	974
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.833554	13.402971	13.26%	5,381
2016	10.433286	11.833554	13.42%	8,133
2015	10.871107	10.433286	-4.03%	9,523
2014*	10.000000	10.871107	8.71%	1,230
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.707158	31.769055	10.67%	2,540
2016	23.191359	28.707158	23.78%	2,764
2015	24.118350	23.191359	-3.84%	3,682
2014	23.304532	24.118350	3.49%	3,982
2013	16.822141	23.304532	38.53%	6,019
2012	14.763549	16.822141	13.94%	7,441
2011	14.911599	14.763549	-0.99%	7,693
2010	12.037287	14.911599	23.88%	12,413
2009	9.779387	12.037287	23.09%	17,422
2008	14.378592	9.779387	-31.99%	20,366
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.048031	27.579575	19.66%	31,073
2016	20.956496	23.048031	9.98%	37,716
2015	21.053358	20.956496	-0.46%	38,587
2014	18.853784	21.053358	11.67%	35,179
2013	14.504898	18.853784	29.98%	46,707
2012	12.730304	14.504898	13.94%	45,884
2011	12.692005	12.730304	0.30%	62,353
2010	11.225947	12.692005	13.06%	81,702
2009	9.025801	11.225947	24.38%	116,640
2008	14.585446	9.025801	-38.12%	115,796

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.562310	21.077743	13.55%	5,733
2016	17.081774	18.562310	8.67%	5,800
2015	17.923319	17.081774	-4.70%	6,794
2014	16.046763	17.923319	11.69%	16,580
2013	12.132491	16.046763	32.26%	5,938
2012	11.006002	12.132491	10.24%	6,298
2011	11.079069	11.006002	-0.66%	6,558
2010	9.801238	11.079069	13.04%	6,870
2009	7.443071	9.801238	31.68%	14,644
2008	11.529422	7.443071	-35.44%	11,354
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	21.390966	26.816776	25.36%	3,132
2016	20.135317	21.390966	6.24%	10,555
2015	20.969981	20.135317	-3.98%	11,124
2014	19.705623	20.969981	6.42%	12,749
2013	16.527811	19.705623	19.23%	18,622
2012	15.202910	16.527811	8.71%	27,788
2011	14.165149	15.202910	7.33%	20,525
2010	12.476865	14.165149	13.53%	25,104
2009	10.340571	12.476865	20.66%	34,403
2008	14.909523	10.340571	-30.64%	30,782
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.730502	17.373475	26.53%	0
2016	14.150702	13.730502	-2.97%	0
2015	14.775547	14.150702	-4.23%	0
2014	16.550746	14.775547	-10.73%	0
2013	13.668336	16.550746	21.09%	0
2012	12.323159	13.668336	10.92%	0
2011	15.354595	12.323159	-19.74%	629
2010	14.930985	15.354595	2.84%	629
2009	11.579494	14.930985	28.94%	6,562
2008	18.765692	11.579494	-38.29%	9,288
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	18.059788	22.168994	22.75%	0
2016	15.668510	18.059788	15.26%	0
2015	16.286026	15.668510	-3.79%	0
2014	16.282860	16.286026	0.02%	0
2013	11.133755	16.282860	46.25%	1,164
2012	9.380481	11.133755	18.69%	1,164
2011	11.059186	9.380481	-15.18%	1,735
2010	8.565128	11.059186	29.12%	1,735
2009	6.902705	8.565128	24.08%	4,203
2008	11.235284	6.902705	-38.56%	4,434

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.345445	10.536160	1.84%	1,094
2016	9.645046	10.345445	7.26%	1,094
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	17.387949	17.810018	2.43%	21,233
2016	17.010429	17.387949	2.22%	23,562
2015	17.320426	17.010429	-1.79%	31,378
2014	16.950169	17.320426	2.18%	49,691
2013	17.040665	16.950169	-0.53%	47,250
2012	15.775874	17.040665	8.02%	57,886
2011	15.667536	15.775874	0.69%	66,024
2010	14.666819	15.667536	6.82%	85,472
2009	12.369872	14.666819	18.57%	107,193
2008	13.552311	12.369872	-8.72%	104,980
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.144333	15.734842	11.24%	0
2016	13.646213	14.144333	3.65%	0
2015	13.904418	13.646213	-1.86%	0
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	193
2012	11.026798	12.123993	9.95%	423
2011	11.231942	11.026798	-1.83%	547
2010	10.119745	11.231942	10.99%	11,332
2009	8.279353	10.119745	22.23%	8,955
2008	11.224535	8.279353	-26.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.109360	16.179324	14.67%	8,420
2016	13.514267	14.109360	4.40%	8,637
2015	13.777530	13.514267	-1.91%	8,708
2014	13.370797	13.777530	3.04%	7,587
2013	11.712547	13.370797	14.16%	7,587
2012	10.511160	11.712547	11.43%	7,587
2011	10.797738	10.511160	-2.65%	7,150
2010	9.577005	10.797738	12.75%	6,531
2009	7.554008	9.577005	26.78%	882
2008	11.403328	7.554008	-33.76%	26,449

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.375494	17.099729	18.95%	4,581
2016	13.707448	14.375494	4.87%	0
2015	13.970192	13.707448	-1.88%	0
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	213
2009	7.030879	9.095709	29.37%	1,500
2008	11.533156	7.030879	-39.04%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.417793	11.909798	14.32%	0
2016*	10.000000	10.417793	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	33.058227	39.630595	19.88%	0
2016	31.115421	33.058227	6.24%	0
2015	31.429995	31.115421	-1.00%	0
2014	28.551044	31.429995	10.08%	0
2013	22.113107	28.551044	29.11%	0
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
2009	13.083461	17.474549	33.56%	111,541
2008	23.158696	13.083461	-43.51%	116,053
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.636059	10.181045	-4.28%	4,205
2016	8.091795	10.636059	31.44%	23,397
2015	10.371444	8.091795	-21.98%	10,533
2014	12.076585	10.371444	-14.12%	9,744
2013	9.880869	12.076585	22.22%	6,634
2012	9.583106	9.880869	3.11%	6,292
2011	10.267563	9.583106	-6.67%	24,059
2010	8.752400	10.267563	17.31%	32,318
2009	6.024270	8.752400	45.29%	27,184
2008	13.421070	6.024270	-55.11%	31,840
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.037816	26.696668	11.06%	24,787
2016	20.707893	24.037816	16.08%	32,826
2015	21.930605	20.707893	-5.58%	35,873
2014	20.503045	21.930605	6.96%	43,063
2013	16.268555	20.503045	26.03%	49,209
2012	14.101524	16.268555	15.37%	67,119
2011	14.201119	14.101524	-0.70%	77,252
2010	12.533482	14.201119	13.31%	90,487
2009	9.790590	12.533482	28.02%	134,036
2008	17.357577	9.790590	-43.59%	140,728

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.243311	12.908378	14.81%	594
2016*	10.000000	11.243311	12.43%	594
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	16.912617	22.379468	32.32%	0
2016	17.135839	16.912617	-1.30%	0
2015	16.501135	17.135839	3.85%	0
2014	14.951341	16.501135	10.37%	0
2013	11.022543	14.951341	35.64%	0
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
2009	5.334388	7.652780	43.46%	13,125
2008	12.057582	5.334388	-55.76%	13,676
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	21.047303	27.975426	32.92%	17,354
2016	21.226285	21.047303	-0.84%	14,469
2015	20.140058	21.226285	5.39%	21,740
2014	18.398648	20.140058	9.46%	36,554
2013	13.720761	18.398648	34.09%	30,350
2012	12.167452	13.720761	12.77%	34,227
2011	12.341186	12.167452	-1.41%	98,404
2010	10.104505	12.341186	22.14%	79,103
2009	8.009173	10.104505	26.16%	93,433
2008	15.418206	8.009173	-48.05%	51,891
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.899667	17.814962	5.42%	4,964
2016	15.007976	16.899667	12.60%	5,839
2015	15.839173	15.007976	-5.25%	6,281
2014	15.917511	15.839173	-0.49%	9,356
2013	15.271100	15.917511	4.23%	9,863
2012	13.583756	15.271100	12.42%	11,908
2011	13.275911	13.583756	2.32%	19,442
2010	11.850852	13.275911	12.02%	21,363
2009	8.372353	11.850852	41.55%	25,914
2008	11.348609	8.372353	-26.23%	22,677
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	14.057688	14.415906	2.55%	24,301
2016	13.646815	14.057688	3.01%	30,271
2015	13.960203	13.646815	-2.24%	34,963
2014	13.408465	13.960203	4.11%	16,842
2013	13.881887	13.408465	-3.41%	18,534
2012	13.331876	13.881887	4.13%	22,537
2011	12.630703	13.331876	5.55%	32,339
2010	11.914564	12.630703	6.01%	25,491
2009	10.462273	11.914564	13.88%	21,944
2008	10.994792	10.462273	-4.84%	29,737

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.321375	20.584455	18.84%	2,398
2016	15.692544	17.321375	10.38%	2,675
2015	16.182331	15.692544	-3.03%	2,910
2014	15.478060	16.182331	4.55%	4,238
2013	11.554708	15.478060	33.95%	3,442
2012	10.228324	11.554708	12.97%	6,785
2011	11.636116	10.228324	-12.10%	17,039
2010	9.183259	11.636116	26.71%	16,367
2009	6.662004	9.183259	37.85%	19,013
2008	11.186819	6.662004	-40.45%	12,184
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.691507	21.380673	28.09%	8,002
2016	17.868744	16.691507	-6.59%	7,989
2015	17.537943	17.868744	1.89%	9,719
2014	19.397083	17.537943	-9.58%	1,189
2013	15.111822	19.397083	28.36%	1,318
2012	12.734439	15.111822	18.67%	1,521
2011	15.626882	12.734439	-18.51%	2,027
2010	14.047583	15.626882	11.24%	2,417
2009	11.285190	14.047583	24.48%	2,732
2008	20.420848	11.285190	-44.74%	4,120
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.182967	1.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.477757	26.381734	17.37%	121
2016	20.854005	22.477757	7.79%	126
2015	21.849833	20.854005	-4.56%	126
2014	20.801711	21.849833	5.04%	1,415
2013	16.197658	20.801711	28.42%	4,869
2012	12.944989	16.197658	25.13%	83
2011	14.424782	12.944989	-10.26%	83
2010	11.586518	14.424782	24.50%	258
2009	7.477240	11.586518	54.96%	4,309
2008	15.556357	7.477240	-51.93%	3,792
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.809929	14.122672	10.25%	0
2016	11.495830	12.809929	11.43%	224
2015	12.450425	11.495830	-7.67%	224
2014	12.296248	12.450425	1.25%	224
2013	10.091057	12.296248	21.85%	232
2012	8.887578	10.091057	13.54%	798
2011	9.168592	8.887578	-3.06%	840
2010	8.446738	9.168592	8.55%	13,251
2009	6.587021	8.446738	28.23%	13,337
2008*	10.000000	6.587021	-34.13%	2,272

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.426755	16.657502	7.98%	795
2016	13.741864	15.426755	12.26%	829
2015	15.017640	13.741864	-8.50%	1,624
2014	14.581037	15.017640	2.99%	6,125
2013	12.998413	14.581037	12.18%	6,053
2012	11.720588	12.998413	10.90%	6,389
2011	11.627489	11.720588	0.80%	15,642
2010	10.482089	11.627489	10.93%	16,239
2009	7.852078	10.482089	33.49%	28,278
2008	11.338348	7.852078	-30.75%	6,114
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.678048	19.258741	8.94%	1,642
2016	13.792042	17.678048	28.18%	1,706
2015	15.126629	13.792042	-8.82%	692
2014	15.277579	15.126629	-0.99%	1,861
2013	11.390327	15.277579	34.13%	3,196
2012	9.773009	11.390327	16.55%	5,405
2011	10.314430	9.773009	-5.25%	21,671
2010	8.170719	10.314430	26.24%	5,571
2009	6.425835	8.170719	27.15%	11,703
2008	9.744526	6.425835	-34.06%	8,309
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.539463	11.804949	38.24%	1,987
2016	7.385369	8.539463	15.63%	2,222
2015	9.330878	7.385369	-20.85%	3,010
2014*	10.000000	9.330878	-6.69%	4,336
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.217439	18.684390	15.21%	0
2016	15.324299	16.217439	5.83%	0
2015	16.613663	15.324299	-7.76%	0
2014	18.936930	16.613663	-12.27%	0
2013	15.603462	18.936930	21.36%	0
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
2009	10.477627	14.167112	35.21%	0
2008	17.807816	10.477627	-41.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.396313	9.646493	14.89%	131
2016	7.957191	8.396313	5.52%	182
2015	8.643706	7.957191	-7.94%	227
2014*	10.000000	8.643706	-13.56%	589

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.529495	9.562868	0.35%	293
2016	9.402808	9.529495	1.35%	553
2015	9.980506	9.402808	-5.79%	23,139
2014*	10.000000	9.980506	-0.19%	10,650
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	1,950
2015	10.192204	10.219744	0.27%	1,082
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.422328	14.071954	13.28%	0
2016	11.431261	12.422328	8.67%	0
2015	11.689112	11.431261	-2.21%	0
2014	11.307305	11.689112	3.38%	0
2013	9.628417	11.307305	17.44%	0
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
2009	7.539232	8.886786	17.87%	0
2008	12.429150	7.539232	-39.34%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	15.042250	18.463241	22.74%	0
2016	14.061669	15.042250	6.97%	0
2015	14.294411	14.061669	-1.63%	0
2014	12.843450	14.294411	11.30%	0
2013	9.995065	12.843450	28.50%	0
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
2009	5.372434	7.614397	41.73%	0
2008	9.090064	5.372434	-40.90%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.173688	17.088532	12.62%	0
2016	14.268334	15.173688	6.35%	0
2015	14.477463	14.268334	-1.44%	0
2014	13.780641	14.477463	5.06%	0
2013	12.243095	13.780641	12.56%	0
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0
2009	8.228485	10.177148	23.68%	0
2008	11.480932	8.228485	-28.33%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.704060	20.005804	13.00%	0
2016	14.653488	17.704060	20.82%	0
2015	15.618383	14.653488	-6.18%	0
2014	14.742211	15.618383	5.94%	0
2013	11.240856	14.742211	31.15%	0
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
2009	6.982338	9.143203	30.95%	0
2008	11.518668	6.982338	-39.38%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.377247	19.221049	4.59%	0
2016	15.883242	18.377247	15.70%	0
2015	16.797224	15.883242	-5.44%	0
2014	16.643323	16.797224	0.92%	0
2013	15.743121	16.643323	5.72%	0
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
2009	7.318776	12.447422	70.08%	0
2008	10.617056	7.318776	-31.07%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.600630	22.053241	2.10%	0
2016	17.329115	21.600630	24.65%	0
2015	18.849488	17.329115	-8.07%	0
2014	19.414471	18.849488	-2.91%	0
2013	14.415838	19.414471	34.67%	0
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
2009	7.082398	10.872598	53.52%	0
2008	11.713981	7.082398	-39.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.543845	21.879555	11.95%	0
2016	15.660738	19.543845	24.80%	0
2015	17.066834	15.660738	-8.24%	0
2014	17.178682	17.066834	-0.65%	0
2013	13.087737	17.178682	31.26%	0
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0
2009	7.584413	10.746830	41.70%	0
2008	10.769443	7.584413	-29.57%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.324317	19.669074	20.49%	0
2016	14.614233	16.324317	11.70%	0
2015	15.038996	14.614233	-2.82%	0
2014	14.040068	15.038996	7.11%	0
2013	10.090036	14.040068	39.15%	0
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
2009	5.583414	7.431509	33.10%	0
2008	10.746502	5.583414	-48.04%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.242972	19.525696	28.10%	0
2016	14.240397	15.242972	7.04%	0
2015	13.711762	14.240397	3.86%	0
2014	12.086056	13.711762	13.45%	0
2013	9.570360	12.086056	26.29%	0
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
2009	6.185807	8.116762	31.22%	0
2008	9.984781	6.185807	-38.05%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.790810	18.543842	25.37%	0
2016	14.689899	14.790810	0.69%	0
2015	14.209726	14.689899	3.38%	0
2014	13.310112	14.209726	6.76%	0
2013	9.647398	13.310112	37.97%	0
2012*	10.000000	9.647398	-3.53%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.631187	22.050332	25.06%	0
2016	17.553954	17.631187	0.44%	0
2015	17.021772	17.553954	3.13%	0
2014	15.984086	17.021772	6.49%	609
2013	11.613834	15.984086	37.63%	463
2012	10.403343	11.613834	11.64%	844

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	19.412900	21.630993	11.43%	79
2016	17.882262	19.412900	8.56%	79
2015	19.276080	17.882262	-7.23%	79
2014	18.104724	19.276080	6.47%	79
2013	14.228071	18.104724	27.25%	2,273
2012	12.690841	14.228071	12.11%	2,273
2011	12.898388	12.690841	-1.61%	8,256
2010	11.958638	12.898388	7.86%	14,013
2009	9.467739	11.958638	26.31%	12,412
2008	13.766503	9.467739	-31.23%	13,357
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.564203	15.920888	9.32%	94
2016	12.849388	14.564203	13.35%	94
2015	13.358111	12.849388	-3.81%	94
2014	12.444148	13.358111	7.34%	94
2013	10.097210	12.444148	23.24%	94
2012	9.110762	10.097210	10.83%	94
2011*	10.000000	9.110762	-8.89%	854
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.478274	13.888547	11.30%	0
2016	12.420811	12.478274	0.46%	0
2015	12.805940	12.420811	-3.01%	0
2014	11.348333	12.805940	12.84%	0
2013	11.222521	11.348333	1.12%	0
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
2009	6.452593	8.355345	29.49%	0
2008	11.841142	6.452593	-45.51%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.897525	21.550076	14.04%	0
2016	21.678924	18.897525	-12.83%	0
2015	21.345109	21.678924	1.56%	0
2014	18.117538	21.345109	17.81%	0
2013	13.094053	18.117538	38.36%	0
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0
2009	8.250100	10.370039	25.70%	0
2008	11.740142	8.250100	-29.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	20.760539	25.141369	21.10%	0
2016	21.182160	20.760539	-1.99%	0
2015	22.031981	21.182160	-3.86%	0
2014	22.304955	22.031981	-1.22%	0
2013	19.036519	22.304955	17.17%	0
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
2009	12.321506	16.405654	33.15%	0
2008	20.992749	12.321506	-41.31%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.656446	16.422459	20.25%	0
2016	13.791924	13.656446	-0.98%	0
2015	13.864637	13.791924	-0.52%	0
2014	13.077072	13.864637	6.02%	0
2013	9.723675	13.077072	34.49%	936
2012*	10.000000	9.723675	-2.76%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.114262	28.079874	16.45%	1,194
2016	25.138489	24.114262	-4.07%	1,420
2015	27.859664	25.138489	-9.77%	8,458
2014	29.871123	27.859664	-6.73%	10,448
2013	24.247409	29.871123	23.19%	11,104
2012	20.666910	24.247409	17.32%	11,868
2011	22.621790	20.666910	-8.64%	17,017
2010	21.143472	22.621790	6.99%	15,187
2009*	10.000000	21.143472	23.11%	19,169
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.035905	27.345419	5.03%	800
2016	22.760450	26.035905	14.39%	3,208
2015	24.727334	22.760450	-7.95%	909
2014	24.647173	24.727334	0.33%	13,414
2013	22.656384	24.647173	8.79%	9,598
2012	19.397924	22.656384	16.80%	8,571

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.694004	28.352777	24.94%	0
2016	21.721890	22.694004	4.48%	0
2015	23.417464	21.721890	-7.24%	1,977
2014	22.050877	23.417464	6.20%	1,977
2013	17.237411	22.050877	27.92%	3,236
2012	15.418643	17.237411	11.80%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.989866	20.465006	27.99%	27,037
2016	15.931450	15.989866	0.37%	31,043
2015	14.456544	15.931450	10.20%	47,276
2014	13.537792	14.456544	6.79%	36,564
2013	10.505981	13.537792	28.86%	40,473
2012	8.616078	10.505981	21.93%	53,180
2011	9.404273	8.616078	-8.38%	50,647
2010	8.971001	9.404273	4.83%	72,412
2009	6.240588	8.971001	43.75%	94,789
2008	11.382719	6.240588	-45.17%	77,860
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.467976	12.081721	42.68%	7,498
2016	7.554507	8.467976	12.09%	8,097
2015	7.332799	7.554507	3.02%	7,458
2014	6.811529	7.332799	7.65%	5,291
2013	5.110192	6.811529	33.29%	5,747
2012	4.356575	5.110192	17.30%	7,073
2011	4.844460	4.356575	-10.07%	2,012
2010	3.955620	4.844460	22.47%	2,029
2009	2.560843	3.955620	54.47%	8,106
2008	4.642758	2.560843	-44.84%	11,399
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.993286	12.869701	28.78%	11,907
2016	10.879987	9.993286	-8.15%	12,234
2015	12.118301	10.879987	-10.22%	13,893
2014	14.003825	12.118301	-13.46%	15,064
2013	12.446691	14.003825	12.51%	18,496
2012	11.170745	12.446691	11.42%	21,918
2011	16.769353	11.170745	-33.39%	9,005
2010	13.624574	16.769353	23.08%	13,238
2009	7.728195	13.624574	76.30%	17,478
2008	16.432956	7.728195	-52.97%	17,734

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	26.913331	30.144662	12.01%	120
2016	23.833473	26.913331	12.92%	120
2015	24.869075	23.833473	-4.16%	975
2014	21.945273	24.869075	13.32%	7,468
2013	16.848384	21.945273	30.25%	9,148
2012	14.217234	16.848384	18.51%	11,688
2011	14.135167	14.217234	0.58%	120
2010	11.629845	14.135167	21.54%	697
2009	9.323754	11.629845	24.73%	1,403
2008	14.179487	9.323754	-34.24%	9,941
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.832286	11.115558	25.85%	605
2016	7.427490	8.832286	18.91%	21,118
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	6,080
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.785397	25.852848	24.38%	92
2016	19.404398	20.785397	7.12%	0
2015	20.142117	19.404398	-3.66%	0
2014	22.116840	20.142117	-8.93%	0
2013	15.907879	22.116840	39.03%	6,089
2012	13.365754	15.907879	19.02%	461
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.499970	27.150659	15.53%	1,158
2016	20.978883	23.499970	12.02%	1,292
2015	21.510083	20.978883	-2.47%	2,278
2014	19.826011	21.510083	8.49%	3,912
2013	14.851483	19.826011	33.50%	4,324
2012	13.018232	14.851483	14.08%	9,807
2011	13.284731	13.018232	-2.01%	6,624
2010	12.132886	13.284731	9.49%	7,093
2009	10.064340	12.132886	20.55%	8,758
2008	15.199863	10.064340	-33.79%	6,277
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.857691	19.799865	24.86%	3,611
2016	15.510831	15.857691	2.24%	5,091
2015	14.818475	15.510831	4.67%	6,766
2014	14.883196	14.818475	-0.43%	22,863
2013	11.844304	14.883196	25.66%	10,793
2012	10.377863	11.844304	14.13%	8,520
2011	10.731658	10.377863	-3.30%	9,183
2010*	10.000000	10.731658	7.32%	203

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.958532	13.554732	4.60%	25,053
2016	12.403969	12.958532	4.47%	32,312
2015	12.681826	12.403969	-2.19%	37,230
2014	11.943322	12.681826	6.18%	24,949
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	900
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	3,390
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	43.738565	47.243881	8.01%	802
2016	40.183968	43.738565	8.85%	882
2015	41.277195	40.183968	-2.65%	977
2014	40.734591	41.277195	1.33%	1,291
2013	45.343494	40.734591	-10.16%	1,389
2012	39.045890	45.343494	16.13%	1,503
2011	37.053076	39.045890	5.38%	1,840
2010	34.294273	37.053076	8.04%	2,070
2009	26.752279	34.294273	28.19%	3,836
2008	31.960149	26.752279	-16.29%	1,649
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.295057	10.299360	10.80%	0
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.459119	17.671983	14.31%	0
2016	14.872452	15.459119	3.94%	0
2015	16.138759	14.872452	-7.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.622334	19.232452	15.70%	0
2016	15.209627	16.622334	9.29%	0
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	1,553
2013	13.289650	17.260147	29.88%	7,328
2012	11.008509	13.289650	20.72%	6,868
2011	11.284264	11.008509	-2.44%	1,137
2010*	10.000000	11.284264	12.84%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.107104	26.863544	7.00%	20,307
2016	21.173676	25.107104	18.58%	24,178
2015	22.467673	21.173676	-5.76%	27,365
2014	20.174731	22.467673	11.37%	23,443
2013	15.536317	20.174731	29.86%	37,601
2012	13.763403	15.536317	12.88%	34,161
2011	13.889833	13.763403	-0.91%	41,349
2010	12.434223	13.889833	11.71%	64,764
2009*	10.000000	12.434223	24.34%	59
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.323337	17.469143	14.00%	14,003
2016	14.278856	15.323337	7.31%	15,549
2015	14.362314	14.278856	-0.58%	21,195
2014	13.895004	14.362314	3.36%	19,226
2013	11.448043	13.895004	21.37%	30,413
2012	10.049284	11.448043	13.92%	31,947
2011	10.113208	10.049284	-0.63%	15,449
2010	9.170310	10.113208	10.28%	14,599
2009	7.547477	9.170310	21.50%	17,775
2008	10.917058	7.547477	-30.87%	18,634
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.441434	11.626363	1.62%	232
2016	11.321018	11.441434	1.06%	232
2015	11.525887	11.321018	-1.78%	450
2014	11.152136	11.525887	3.35%	450
2013	11.626980	11.152136	-4.08%	3,902
2012	11.251651	11.626980	3.34%	8,526
2011	10.809588	11.251651	4.09%	10,281
2010	10.359202	10.809588	4.35%	11,068
2009	9.382348	10.359202	10.41%	16,176
2008	10.573953	9.382348	-11.27%	4,074
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.716928	20.265918	28.94%	3,148
2016	15.933851	15.716928	-1.36%	3,408
2015	15.190783	15.933851	4.89%	5,465
2014	15.151816	15.190783	0.26%	5,869
2013	11.963698	15.151816	26.65%	12,203
2012	9.953969	11.963698	20.19%	13,874
2011	11.148227	9.953969	-10.71%	19,232
2010	10.173918	11.148227	9.58%	22,524
2009	7.297903	10.173918	39.41%	22,884
2008	12.080556	7.297903	-39.59%	19,568

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.343498	20.563763	25.82%	3,813
2016	15.220537	16.343498	7.38%	3,853
2015	14.526530	15.220537	4.78%	3,557
2014	13.653806	14.526530	6.39%	4,836
2013	10.700274	13.653806	27.60%	9,286
2012	9.258052	10.700274	15.58%	12,506
2011	9.866054	9.258052	-6.16%	14,314
2010	8.478706	9.866054	16.36%	24,239
2009	6.205551	8.478706	36.63%	24,436
2008	11.299224	6.205551	-45.08%	8,248
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.392127	17.276705	20.04%	3,097
2016	13.159084	14.392127	9.37%	3,473
2015	13.222582	13.159084	-0.48%	2,805
2014	12.184579	13.222582	8.52%	3,809
2013	9.307720	12.184579	30.91%	8,566
2012	8.076510	9.307720	15.24%	10,873
2011	8.390989	8.076510	-3.75%	11,801
2010	7.680104	8.390989	9.26%	15,172
2009	5.969082	7.680104	28.66%	14,335
2008	9.789543	5.969082	-39.03%	4,286
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	20.144801	23.402735	16.17%	2,226
2016	17.356511	20.144801	16.06%	2,277
2015	18.814959	17.356511	-7.75%	2,556
2014	17.506170	18.814959	7.48%	2,579
2013	13.109442	17.506170	33.54%	8,897
2012	11.240748	13.109442	16.62%	11,494
2011	11.689165	11.240748	-3.84%	25,932
2010	10.255537	11.689165	13.98%	13,940
2009	8.103526	10.255537	26.56%	17,411
2008	13.063813	8.103526	-37.97%	31,929
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.074010	11.746644	16.60%	0
2016*	10.000000	10.074010	0.74%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.557878	22.658801	5.11%	10,768
2016	19.181007	21.557878	12.39%	11,734
2015	20.004605	19.181007	-4.12%	14,006
2014	19.814227	20.004605	0.96%	11,437
2013	18.796814	19.814227	5.41%	7,007
2012	16.667245	18.796814	12.78%	7,344
2011	16.306504	16.667245	2.21%	10,208
2010	14.637649	16.306504	11.40%	21,294
2009	10.183633	14.637649	43.74%	24,770
2008	14.364668	10.183633	-29.11%	30,520

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.251951	17.519218	22.93%	21,337
2016	12.742458	14.251951	11.85%	22,238
2015	13.084350	12.742458	-2.61%	25,503
2014	12.467557	13.084350	4.95%	27,900
2013	8.805285	12.467557	41.59%	35,470
2012	7.648433	8.805285	15.13%	39,742
2011	8.789917	7.648433	-12.99%	42,571
2010	7.722891	8.789917	13.82%	50,717
2009	5.128430	7.722891	50.59%	68,550
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.992068	13.501776	22.83%	0
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.951042	18.628471	16.79%	292
2016	14.713646	15.951042	8.41%	316
2015	14.993858	14.713646	-1.87%	352
2014	13.769937	14.993858	8.89%	1,592
2013	10.079269	13.769937	36.62%	1,624
2012	9.182447	10.079269	9.77%	1,667
2011	9.633034	9.182447	-4.68%	1,198
2010	7.917563	9.633034	21.67%	1,013
2009	6.114157	7.917563	29.50%	4,873
2008*	10.000000	6.114157	-38.86%	6,198
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	1,547
2012	8.420665	9.628940	14.35%	4,563
2011	9.135711	8.420665	-7.83%	3,975
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.697376	14.007687	10.32%	5,752
2016	12.154322	12.697376	4.47%	5,752
2015	12.477873	12.154322	-2.59%	5,752
2014	12.152091	12.477873	2.68%	8,001
2013	10.765460	12.152091	12.88%	5,752
2012	9.846262	10.765460	9.34%	5,752
2011	10.137305	9.846262	-2.87%	5,752
2010	9.326349	10.137305	8.70%	33,528
2009	7.906100	9.326349	17.96%	5,938
2008*	10.000000	7.906100	-20.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.052276	14.881663	14.02%	613
2016	12.352767	13.052276	5.66%	613
2015	12.716222	12.352767	-2.86%	5,044
2014	12.336905	12.716222	3.07%	1,410
2013	10.335296	12.336905	19.37%	1,458
2012	9.238068	10.335296	11.88%	1,688
2011	9.718279	9.238068	-4.94%	1,829
2010	8.783074	9.718279	10.65%	3,913
2009	7.185138	8.783074	22.24%	5,225
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.840737	12.398961	4.71%	17,718
2016	11.496321	11.840737	3.00%	18,600
2015	11.763659	11.496321	-2.27%	19,492
2014	11.563059	11.763659	1.73%	20,424
2013	11.192977	11.563059	3.31%	21,338
2012	10.576522	11.192977	5.83%	22,246
2011	10.593192	10.576522	-0.16%	23,141
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	8,095
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.907325	14.482999	12.21%	2,688
2016	12.282256	12.907325	5.09%	2,587
2015	12.610045	12.282256	-2.60%	2,587
2014	12.248794	12.610045	2.95%	2,587
2013	10.561220	12.248794	15.98%	2,587
2012	9.546924	10.561220	10.62%	2,587
2011	9.928511	9.546924	-3.84%	2,587
2010	9.055130	9.928511	9.65%	7,360
2009	7.542347	9.055130	20.06%	4,774
2008*	10.000000	7.542347	-24.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	6,378
2010	8.502192	9.484680	11.56%	13,066
2009	6.822678	8.502192	24.62%	3,671
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.522799	12.871322	2.78%	560
2016	12.073918	12.522799	3.72%	591
2015	12.352990	12.073918	-2.26%	2,200
2014	11.943689	12.352990	3.43%	671
2013	12.368161	11.943689	-3.43%	1,167
2012	11.659313	12.368161	6.08%	1,324
2011	11.109700	11.659313	4.95%	1,301
2010	10.540779	11.109700	5.40%	3,361
2009	9.842156	10.540779	7.10%	8,820
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.097079	13.380348	2.16%	0
2016	12.873267	13.097079	1.74%	0
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.044732	11.658210	16.06%	0
2016	9.159414	10.044732	9.67%	0
2015*	10.000000	9.159414	-8.41%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.021068	11.230876	12.07%	0
2016	9.357799	10.021068	7.09%	0
2015*	10.000000	9.357799	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	17.977502	25.045740	39.32%	5,618
2016	16.951618	17.977502	6.05%	5,713
2015	20.497387	16.951618	-17.30%	6,315
2014	22.033432	20.497387	-6.97%	6,813
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	54
2009	13.697545	22.023367	60.78%	54
2008	32.941605	13.697545	-58.42%	125
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.142388	15.219050	0.51%	31,906
2016	15.266905	15.142388	-0.82%	34,221
2015	15.524155	15.266905	-1.66%	45,084
2014	15.079573	15.524155	2.95%	49,451
2013	15.964442	15.079573	-5.54%	60,459
2012	15.735406	15.964442	1.46%	78,349
2011	14.901345	15.735406	5.60%	103,196
2010	14.445190	14.901345	3.16%	126,713
2009	14.288471	14.445190	1.10%	148,036
2008	13.473320	14.288471	6.05%	201,072
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.336953	10.220054	-1.13%	18,413
2016	10.498451	10.336953	-1.54%	40,150
2015	10.663734	10.498451	-1.55%	43,475
2014	10.831621	10.663734	-1.55%	25,903
2013	11.002154	10.831621	-1.55%	33,284
2012	11.175846	11.002154	-1.55%	53,135
2011	11.351307	11.175846	-1.55%	60,087
2010	11.530003	11.351307	-1.55%	73,850
2009	11.706618	11.530003	-1.51%	137,599
2008	11.651639	11.706618	0.47%	166,795
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.568392	15.771279	25.48%	8,756
2016	12.655756	12.568392	-0.69%	9,055
2015	13.260414	12.655756	-4.56%	10,282
2014	13.529870	13.260414	-1.99%	9,821
2013	11.662995	13.529870	16.01%	1,458
2012	10.247577	11.662995	13.81%	1,498
2011	11.535018	10.247577	-11.16%	1,539
2010	10.341937	11.535018	11.54%	844
2009	8.097881	10.341937	27.71%	870
2008	15.248556	8.097881	-46.89%	870

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.250980	11.335512	22.53%	437
2016	9.347340	9.250980	-1.03%	462
2015	9.628254	9.347340	-2.92%	489
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.686733	22.954571	16.60%	16,872
2016	18.266390	19.686733	7.78%	16,934
2015	18.741047	18.266390	-2.53%	17,001
2014	18.132153	18.741047	3.36%	19,169
2013	14.473795	18.132153	25.28%	28,744
2012	12.684886	14.473795	14.10%	33,003
2011	13.411457	12.684886	-5.42%	32,764
2010	11.883980	13.411457	12.85%	30,253
2009	9.489423	11.883980	25.23%	49,190
2008	15.262171	9.489423	-37.82%	45,465
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.753493	17.236395	9.41%	5,566
2016	15.052157	15.753493	4.66%	6,137
2015	15.315747	15.052157	-1.72%	5,723
2014	14.874829	15.315747	2.96%	3,972
2013	13.320802	14.874829	11.67%	3,972
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	17,025
2010	11.519523	12.454099	8.11%	17,025
2009*	10.000000	11.519523	15.20%	20,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.900578	14.463424	4.05%	29,728
2016	13.541454	13.900578	2.65%	30,051
2015	13.718329	13.541454	-1.29%	30,695
2014	13.412521	13.718329	2.28%	31,257
2013	12.995762	13.412521	3.21%	36,969
2012	12.551261	12.995762	3.54%	39,790
2011	12.385415	12.551261	1.34%	40,251
2010	11.880314	12.385415	4.25%	44,669
2009	11.062388	11.880314	7.39%	65,559
2008	11.956703	11.062388	-7.48%	82,094
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.373624	19.316248	11.18%	79,255
2016	16.469958	17.373624	5.49%	81,346
2015	16.785447	16.469958	-1.88%	87,743
2014	16.209859	16.785447	3.55%	89,865
2013	14.117621	16.209859	14.82%	103,271
2012	12.941207	14.117621	9.09%	108,007
2011	13.149831	12.941207	-1.59%	114,087
2010	12.042482	13.149831	9.20%	230,943
2009	10.267363	12.042482	17.29%	307,393
2008	13.578871	10.267363	-24.39%	340,916
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.858097	21.663314	14.88%	123,889
2016	17.656631	18.858097	6.80%	134,966
2015	18.066481	17.656631	-2.27%	144,285
2014	17.484223	18.066481	3.33%	193,712
2013	14.511989	17.484223	20.48%	246,396
2012	12.957945	14.511989	11.99%	287,985
2011	13.447508	12.957945	-3.64%	328,215
2010	12.105449	13.447508	11.09%	349,332
2009	9.884870	12.105449	22.46%	425,750
2008	14.634701	9.884870	-32.46%	296,771

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.892194	17.087799	7.52%	12,008
2016	15.270819	15.892194	4.07%	12,305
2015	15.515994	15.270819	-1.58%	12,614
2014	15.047123	15.515994	3.12%	10,774
2013	13.832309	15.047123	8.78%	12,652
2012	13.005015	13.832309	6.36%	14,908
2011	12.942376	13.005015	0.48%	67,678
2010	12.114345	12.942376	6.84%	80,498
2009	10.741025	12.114345	12.79%	103,032
2008	12.842197	10.741025	-16.36%	156,905
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.694163	29.699516	25.35%	52,477
2016	23.222631	23.694163	2.03%	55,622
2015	22.445127	23.222631	3.46%	62,510
2014	20.954534	22.445127	7.11%	71,076
2013	15.569712	20.954534	34.59%	77,078
2012	13.325468	15.569712	16.84%	93,213
2011	13.844074	13.325468	-3.75%	121,462
2010	12.924568	13.844074	7.11%	162,924
2009*	10.000000	12.924568	29.25%	139
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.819380	12.963328	19.82%	0
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	622
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	47.605418	54.265320	13.99%	7,018
2016	40.197052	47.605418	18.43%	7,688
2015	41.891571	40.197052	-4.05%	9,146
2014	38.887741	41.891571	7.72%	9,775
2013	29.688311	38.887741	30.99%	12,365
2012	25.671249	29.688311	15.65%	16,987
2011	26.755359	25.671249	-4.05%	30,436
2010	21.533962	26.755359	24.25%	38,647
2009	15.994221	21.533962	34.64%	59,107
2008	25.570254	15.994221	-37.45%	56,559

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.106435	18.955231	4.69%	2,326
2016	16.927068	18.106435	6.97%	2,306
2015	17.705319	16.927068	-4.40%	3,081
2014	17.311737	17.705319	2.27%	14,277
2013	17.784276	17.311737	-2.66%	15,991
2012	16.093510	17.784276	10.51%	15,320
2011	15.487052	16.093510	3.92%	14,709
2010	14.224766	15.487052	8.87%	12,574
2009	11.616550	14.224766	22.45%	23,689
2008	14.266311	11.616550	-18.57%	21,546
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.910979	20.940760	23.83%	3,081
2016	17.548857	16.910979	-3.63%	3,197
2015	17.913193	17.548857	-2.03%	3,448
2014	18.380552	17.913193	-2.54%	4,040
2013	15.383519	18.380552	19.48%	0
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0
2009*	10.000000	13.437789	34.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.719929	10.553319	21.03%	3,872
2016	8.417028	8.719929	3.60%	3,983
2015	9.010884	8.417028	-6.59%	3,441
2014*	10.000000	9.010884	-9.89%	4,120
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.806610	18.980927	28.19%	3,820
2016	14.716812	14.806610	0.61%	4,087
2015	14.452171	14.716812	1.83%	4,345
2014	13.292519	14.452171	8.72%	6,035
2013	10.020501	13.292519	32.65%	6,614
2012	8.747927	10.020501	14.55%	6,257
2011	9.151323	8.747927	-4.41%	10,049
2010	8.047163	9.151323	13.72%	15,986
2009	6.298373	8.047163	27.77%	6,194
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.731201	19.995010	12.77%	230
2016	15.478785	17.731201	14.55%	1,119
2015	16.234067	15.478785	-4.65%	1,726
2014	14.920323	16.234067	8.81%	3,593
2013	11.189652	14.920323	33.34%	3,072
2012	9.647912	11.189652	15.98%	2,016
2011	10.406219	9.647912	-7.29%	5,950
2010*	10.000000	10.406219	4.06%	15,032

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.672069	16.519906	12.59%	0
2016	12.841877	14.672069	14.25%	0
2015	13.508297	12.841877	-4.93%	0
2014	12.446089	13.508297	8.53%	0
2013	9.362511	12.446089	32.94%	0
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	1,469
2009	6.282625	7.880723	25.44%	2,464
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.946717	18.797570	25.76%	22,143
2016	14.259454	14.946717	4.82%	22,715
2015	14.510822	14.259454	-1.73%	29,665
2014	14.167633	14.510822	2.42%	24,969
2013	10.357034	14.167633	36.79%	25,577
2012	9.155877	10.357034	13.12%	26,699
2011	9.710454	9.155877	-5.71%	38,479
2010	7.777395	9.710454	24.85%	52,646
2009	6.214397	7.777395	25.15%	75,604
2008*	10.000000	6.214397	-37.86%	2,022
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.983052	21.276104	12.08%	27,603
2016	16.396345	18.983052	15.78%	29,392
2015	17.149372	16.396345	-4.39%	32,529
2014	14.885793	17.149372	15.21%	29,517
2013	11.144104	14.885793	33.58%	30,018
2012	9.729590	11.144104	14.54%	32,644
2011	10.117338	9.729590	-3.83%	46,729
2010	8.590080	10.117338	17.78%	50,888
2009	6.687632	8.590080	28.45%	76,465
2008*	10.000000	6.687632	-33.12%	3,772
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	22.607558	27.806101	22.99%	4,011
2016	21.201729	22.607558	6.63%	4,192
2015	21.373933	21.201729	-0.81%	4,120
2014	21.116754	21.373933	1.22%	4,234
2013	14.865203	21.116754	42.05%	6,288
2012	13.311076	14.865203	11.68%	7,094
2011	13.608443	13.311076	-2.19%	29,880
2010	11.018517	13.608443	23.51%	33,256
2009	8.780713	11.018517	25.49%	39,234
2008	16.646531	8.780713	-47.25%	14,945

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	59.278575	63.651891	7.38%	3,860
2016	47.810610	59.278575	23.99%	5,942
2015	51.675605	47.810610	-7.48%	6,461
2014	49.045178	51.675605	5.36%	6,977
2013	35.481994	49.045178	38.23%	10,825
2012	29.923836	35.481994	18.57%	9,775
2011	32.017489	29.923836	-6.54%	14,173
2010	25.687156	32.017489	24.64%	25,255
2009	20.672323	25.687156	24.26%	38,012
2008	30.949250	20.672323	-33.21%	31,168
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	46.597143	52.064633	11.73%	5,979
2016	38.531142	46.597143	20.93%	6,199
2015	39.788453	38.531142	-3.16%	6,636
2014	40.088155	39.788453	-0.75%	7,748
2013	28.897775	40.088155	38.72%	8,843
2012	25.413955	28.897775	13.71%	10,857
2011	27.332724	25.413955	-7.02%	16,719
2010	22.153496	27.332724	23.38%	18,989
2009	16.705232	22.153496	32.61%	35,929
2008	27.452618	16.705232	-39.15%	42,713
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	20.234934	24.010952	18.66%	3,555
2016	18.451193	20.234934	9.67%	4,301
2015	18.568011	18.451193	-0.63%	4,386
2014	16.817398	18.568011	10.41%	4,597
2013	13.029608	16.817398	29.07%	5,921
2012	11.588039	13.029608	12.44%	8,857
2011	11.708195	11.588039	-1.03%	12,926
2010	10.482532	11.708195	11.69%	32,743
2009	8.443977	10.482532	24.14%	28,171
2008	14.675695	8.443977	-42.46%	32,035
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.976245	14.654254	4.85%	17,060
2016	13.223877	13.976245	5.69%	19,743
2015	14.192433	13.223877	-6.82%	28,740
2014	11.185003	14.192433	26.89%	33,838
2013	11.025349	11.185003	1.45%	23,677
2012	9.672364	11.025349	13.99%	36,405
2011	9.224641	9.672364	4.85%	43,004
2010	7.197397	9.224641	28.17%	58,038
2009	5.587798	7.197397	28.81%	82,682
2008*	10.000000	5.587798	-44.12%	1,861

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.170806	16.912990	19.35%	6,897
2016	12.920813	14.170806	9.67%	1,839
2015	13.001653	12.920813	-0.62%	1,872
2014	11.679044	13.001653	11.32%	9,577
2013*	10.000000	11.679044	16.79%	503
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.266224	10.267149	0.01%	640
2016	10.173900	10.266224	0.91%	608
2015	10.369443	10.173900	-1.89%	614
2014	10.480927	10.369443	-1.06%	654
2013	10.634719	10.480927	-1.45%	661
2012	10.434896	10.634719	1.91%	607
2011	10.462925	10.434896	-0.27%	3,227
2010	10.376547	10.462925	0.83%	3,303
2009	9.840303	10.376547	5.45%	8,688
2008*	10.000000	9.840303	-1.60%	1,825
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.393608	16.180749	12.42%	1,869
2016	12.095210	14.393608	19.00%	2,094
2015	12.916211	12.095210	-6.36%	1,428
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.801637	16.675347	20.82%	159
2016	13.863729	13.801637	-0.45%	173
2015	14.653973	13.863729	-5.39%	192
2014	16.204933	14.653973	-9.57%	207
2013	13.705877	16.204933	18.23%	225
2012	11.644056	13.705877	17.71%	248
2011	13.505359	11.644056	-13.78%	266
2010	12.899269	13.505359	4.70%	709
2009*	10.000000	12.899269	28.99%	2,706
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.820749	12.043953	22.64%	0
2016	9.576406	9.820749	2.55%	0
2015*	10.000000	9.576406	-4.24%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.129476	10.061773	-0.67%	448
2016	10.164584	10.129476	-0.35%	486
2015	10.305677	10.164584	-1.37%	2,829
2014	10.404477	10.305677	-0.95%	2,668
2013	10.503486	10.404477	-0.94%	2,064
2012	10.199544	10.503486	2.98%	3,918
2011	10.329855	10.199544	-1.26%	6,229
2010	9.965779	10.329855	3.65%	6,613
2009	8.932255	9.965779	11.57%	10,144
2008	10.480296	8.932255	-14.77%	8,235
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.334217	24.875525	16.60%	48
2016	19.723973	21.334217	8.16%	48
2015	20.127828	19.723973	-2.01%	48
2014	18.521805	20.127828	8.67%	4,774
2013	13.672110	18.521805	35.47%	10,207
2012	12.513892	13.672110	9.26%	1,609
2011	13.114504	12.513892	-4.58%	1,784
2010	10.842704	13.114504	20.95%	1,909
2009	8.379915	10.842704	29.39%	220
2008	14.056308	8.379915	-40.38%	586
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	24.116864	30.115580	24.87%	0
2016	25.047165	24.116864	-3.71%	0
2015	24.570856	25.047165	1.94%	0
2014	21.625475	24.570856	13.62%	0
2013	16.930693	21.625475	27.73%	0
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
2009	10.103262	14.374787	42.28%	62,666
2008	18.837030	10.103262	-46.36%	79,241
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	23.671258	30.015541	26.80%	2,390
2016	23.494484	23.671258	0.75%	3,081
2015	22.385566	23.494484	4.95%	3,113
2014	21.494735	22.385566	4.14%	3,928
2013	16.055511	21.494735	33.88%	4,316
2012	14.005396	16.055511	14.64%	4,589
2011	14.071260	14.005396	-0.47%	6,026
2010	11.212926	14.071260	25.49%	11,632
2009	8.588847	11.212926	30.55%	7,859
2008	17.129200	8.588847	-49.86%	10,803

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	18.041478	24.275482	34.55%	19,127
2016	18.309745	18.041478	-1.47%	25,224
2015	17.892342	18.309745	2.33%	28,529
2014	17.766790	17.892342	0.71%	38,735
2013	14.175490	17.766790	25.33%	25,189
2012	11.874128	14.175490	19.38%	31,449
2011	13.151006	11.874128	-9.71%	35,269
2010	11.518899	13.151006	14.17%	38,918
2009	8.370969	11.518899	37.61%	52,281
2008	14.216315	8.370969	-41.12%	59,720
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.198139	10.670299	4.63%	0
2016	9.723052	10.198139	4.89%	0
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	803
2013	10.150915	9.980348	-1.68%	1,110
2012*	10.000000	10.150915	1.51%	871
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	23.978432	27.599875	15.10%	15,202
2016	21.820002	23.978432	9.89%	18,171
2015	21.449622	21.820002	1.73%	20,155
2014	19.680818	21.449622	8.99%	22,988
2013	15.170370	19.680818	29.73%	24,112
2012	13.185198	15.170370	15.06%	28,242
2011	13.394285	13.185198	-1.56%	30,816
2010	11.717558	13.394285	14.31%	41,734
2009	9.277785	11.717558	26.30%	54,461
2008	15.316318	9.277785	-39.43%	60,364
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.977441	20.205215	12.39%	248
2016	15.467335	17.977441	16.23%	419
2015	16.695792	15.467335	-7.36%	6,668
2014	15.150638	16.695792	10.20%	8,190
2013	10.912968	15.150638	38.83%	20,173
2012	9.395222	10.912968	16.15%	7,852
2011	9.758750	9.395222	-3.73%	24,533
2010	8.032226	9.758750	21.49%	7,129
2009	5.946778	8.032226	35.07%	2,843
2008	9.716144	5.946778	-38.79%	4,301

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.274414	11.468941	11.63%	1,127
2016	9.242912	10.274414	11.16%	1,151
2015	10.338337	9.242912	-10.60%	1,796
2014	10.453566	10.338337	-1.10%	660
2013	10.606557	10.453566	-1.44%	2,375
2012*	10.000000	10.606557	6.07%	9,077
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.375889	11.214586	8.08%	2,323
2016	9.308813	10.375889	11.46%	2,442
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.866940	11.847452	9.02%	0
2016	10.726126	10.866940	1.31%	2,473
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	1,681
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	7,437
2010	10.852457	11.685600	7.68%	4,015
2009*	10.000000	10.852457	8.52%	993
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.235123	11.199964	-0.31%	4,675
2016	11.264522	11.235123	-0.26%	6,572
2015	11.418032	11.264522	-1.34%	8,092
2014	11.511662	11.418032	-0.81%	8,056
2013	11.720122	11.511662	-1.78%	17,189
2012	11.257793	11.720122	4.11%	15,434
2011	11.320459	11.257793	-0.55%	20,458
2010	10.931791	11.320459	3.56%	42,775
2009*	10.000000	10.931791	9.32%	31,518
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.249546	13.522430	2.06%	0
2016	12.793971	13.249546	3.56%	0
2015	13.356648	12.793971	-4.21%	0
2014	13.160104	13.356648	1.49%	0
2013	14.724504	13.160104	-10.62%	0
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
2009	10.087189	11.752796	16.51%	0
2008	11.020109	10.087189	-8.47%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.903246	15.395007	3.30%	0
2016	14.741327	14.903246	1.10%	0
2015	14.908489	14.741327	-1.12%	0
2014	14.522942	14.908489	2.65%	0
2013	15.045818	14.522942	-3.48%	0
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
2009	11.441129	12.843922	12.26%	0
2008	11.094409	11.441129	3.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.621784	10.961333	3.20%	2,837
2016	10.516847	10.621784	1.00%	2,837
2015	10.646686	10.516847	-1.22%	6,860
2014	10.381645	10.646686	2.55%	8,385
2013	10.766121	10.381645	-3.57%	28,731
2012	9.987223	10.766121	7.80%	27,374
2011*	10.000000	9.987223	-0.13%	16,761
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.817602	12.235122	24.62%	0
2016*	10.000000	9.817602	-1.82%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.166609	13.635218	3.56%	0
2016	11.171246	13.166609	17.86%	0
2015	12.962002	11.171246	-13.82%	0
2014	13.654735	12.962002	-5.07%	0
2013	11.463809	13.654735	19.11%	0
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
2009	6.281454	9.773575	55.59%	0
2008	11.247316	6.281454	-44.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.491555	34.457750	25.34%	2,657
2016	31.274517	27.491555	-12.10%	4,097
2015	28.244689	31.274517	10.73%	24,481
2014	21.862749	28.244689	29.19%	23,114
2013	14.754064	21.862749	48.18%	17,151
2012	11.440381	14.754064	28.96%	22,568
2011	10.526842	11.440381	8.68%	2,858
2010*	10.000000	10.526842	5.27%	4,160

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.655398	7.388487	-3.49%	747
2016	5.421806	7.655398	41.20%	25,642
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	545
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	45.862236	68.197935	48.70%	860
2016	46.534535	45.862236	-1.44%	647
2015	54.957401	46.534535	-15.33%	880
2014	56.055371	54.957401	-1.96%	870
2013	50.828154	56.055371	10.28%	992
2012	39.774116	50.828154	27.79%	7,051
2011	54.401580	39.774116	-26.89%	890
2010	43.564382	54.401580	24.88%	923
2009	20.757117	43.564382	109.88%	2,814
2008	59.866379	20.757117	-65.33%	1,872
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	35.089995	33.960989	-3.22%	786
2016	24.800511	35.089995	41.49%	1,120
2015	37.851963	24.800511	-34.48%	1,833
2014	47.528178	37.851963	-20.36%	2,000
2013	43.675691	47.528178	8.82%	2,098
2012	42.912002	43.675691	1.78%	3,301
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.792817	20.907377	24.50%	2,445
2016	16.416955	16.792817	2.29%	2,445
2015	17.211392	16.416955	-4.62%	2,445
2014	15.864286	17.211392	8.49%	2,445
2013	12.031768	15.864286	31.85%	2,445
2012	10.510605	12.031768	14.47%	2,445
2011	11.458030	10.510605	-8.27%	2,445
2010	10.359493	11.458030	10.60%	3,409
2009	8.281502	10.359493	25.09%	3,409
2008	13.538809	8.281502	-38.83%	1,937

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.569943	29.206280	23.91%	280
2016	22.218773	23.569943	6.08%	0
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	1,045
2012	15.315916	16.264758	6.20%	1,302
2011	16.306131	15.315916	-6.07%	1,402
2010	13.064835	16.306131	24.81%	2,161
2009*	10.000000	13.064835	30.65%	3,424

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.275861	33.621223	11.05%	169
2016	24.654327	30.275861	22.80%	0
2015	26.568050	24.654327	-7.20%	0
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	1,399
2009	9.983965	14.015000	40.38%	917
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.036511	13.299521	2.02%	14,212
2016	12.691092	13.036511	2.72%	21,414
2015	13.223850	12.691092	-4.03%	22,543
2014	13.009583	13.223850	1.65%	23,365
2013	14.446093	13.009583	-9.94%	29,260
2012	13.671784	14.446093	5.66%	31,215
2011	12.433173	13.671784	9.96%	33,637
2010	12.019984	12.433173	3.44%	40,675
2009	11.083295	12.019984	8.45%	41,359
2008	11.445340	11.083295	-3.16%	47,529
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	22.269702	26.403932	18.56%	13,151
2016	19.941873	22.269702	11.67%	14,727
2015	21.473083	19.941873	-7.13%	16,200
2014	19.396939	21.473083	10.70%	20,739
2013	14.513303	19.396939	33.65%	21,897
2012	12.854506	14.513303	12.90%	23,706
2011	12.668825	12.854506	1.47%	26,198
2010	11.279060	12.668825	12.32%	31,527
2009	9.706000	11.279060	16.21%	32,784
2008	15.079630	9.706000	-35.64%	30,236

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	16.279324	21.018901	29.11%	0
2016	17.505874	16.279324	-7.01%	0
2015	17.656676	17.505874	-0.85%	0
2014	18.989529	17.656676	-7.02%	0
2013	15.765101	18.989529	20.45%	0
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
2009	10.411917	13.704659	31.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.791617	25.050807	9.91%	18
2016	18.852393	22.791617	20.90%	284
2015	19.437454	18.852393	-3.01%	6,927
2014	16.966971	19.437454	14.56%	6,633
2013	13.251881	16.966971	28.03%	8,013
2012	11.577481	13.251881	14.46%	10,115
2011	11.847521	11.577481	-2.28%	10,949
2010	10.096145	11.847521	17.35%	13,079
2009	7.895892	10.096145	27.87%	14,701
2008	10.607030	7.895892	-25.56%	10,251
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	33.713063	36.077204	7.01%	0
2016	28.435954	33.713063	18.56%	0
2015	30.066223	28.435954	-5.42%	0
2014	27.020732	30.066223	11.27%	0
2013	20.846122	27.020732	29.62%	0
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
2009	14.131173	16.667097	17.95%	92,006
2008	19.612934	14.131173	-27.95%	93,686
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.001598	16.785902	11.89%	6,070
2016	14.686033	15.001598	2.15%	6,070
2015	15.075762	14.686033	-2.59%	5,995
2014	15.030474	15.075762	0.30%	7,016
2013	13.350274	15.030474	12.59%	26,900
2012	12.338136	13.350274	8.20%	26,152
2011	13.012002	12.338136	-5.18%	27,102
2010	12.047512	13.012002	8.01%	38,986
2009*	10.000000	12.047512	20.48%	9,370

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.215472	10.764030	5.37%	0
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.856092	10.009780	1.56%	0
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.186724	1.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.065852	16.568660	9.97%	0
2016	11.679458	15.065852	28.99%	0
2015	12.689419	11.679458	-7.96%	0
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.494069	31.517281	10.61%	6,313
2016	23.030868	28.494069	23.72%	6,281
2015	23.963615	23.030868	-3.89%	10,899
2014	23.166788	23.963615	3.44%	10,520
2013	16.731213	23.166788	38.46%	11,386
2012	14.691231	16.731213	13.89%	11,710
2011	14.846075	14.691231	-1.04%	20,871
2010	11.990480	14.846075	23.82%	25,032
2009	9.746305	11.990480	23.03%	26,962
2008	14.337260	9.746305	-32.02%	19,499
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.835488	27.311421	19.60%	39,688
2016	20.773760	22.835488	9.92%	45,684
2015	20.880380	20.773760	-0.51%	49,125
2014	18.708382	20.880380	11.61%	63,123
2013	14.400338	18.708382	29.92%	75,287
2012	12.644970	14.400338	13.88%	91,397
2011	12.613314	12.644970	0.25%	122,339
2010	11.162010	12.613314	13.00%	142,561
2009	8.978954	11.162010	24.31%	186,837
2008	14.517123	8.978954	-38.15%	144,719

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.390930	20.872573	13.49%	2,701
2016	16.932641	18.390930	8.61%	2,638
2015	17.775870	16.932641	-4.74%	2,888
2014	15.922840	17.775870	11.64%	2,838
2013	12.044909	15.922840	32.20%	3,429
2012	10.932111	12.044909	10.18%	5,293
2011	11.010271	10.932111	-0.71%	4,471
2010	9.745324	11.010271	12.98%	4,701
2009	7.404379	9.745324	31.62%	4,881
2008	11.475348	7.404379	-35.48%	8,176
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	21.193655	26.555977	25.30%	5,888
2016	19.959696	21.193655	6.18%	8,243
2015	20.797642	19.959696	-4.03%	14,482
2014	19.553599	20.797642	6.36%	14,594
2013	16.408637	19.553599	19.17%	17,458
2012	15.100978	16.408637	8.66%	19,836
2011	14.077306	15.100978	7.27%	19,614
2010	12.405791	14.077306	13.47%	26,234
2009	10.286873	12.405791	20.60%	29,031
2008	14.839651	10.286873	-30.68%	36,374
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.625431	17.231801	26.47%	0
2016	14.049535	13.625431	-3.02%	0
2015	14.677363	14.049535	-4.28%	0
2014	16.449120	14.677363	-10.77%	0
2013	13.591308	16.449120	21.03%	0
2012	12.259951	13.591308	10.86%	0
2011	15.283606	12.259951	-19.78%	0
2010	14.869502	15.283606	2.78%	0
2009	11.537676	14.869502	28.88%	0
2008	18.707432	11.537676	-38.33%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	17.921543	21.988167	22.69%	0
2016	15.556445	17.921543	15.20%	0
2015	16.177763	15.556445	-3.84%	0
2014	16.182834	16.177763	-0.03%	0
2013	11.070980	16.182834	46.17%	0
2012	9.332339	11.070980	18.63%	0
2011	11.008010	9.332339	-15.22%	0
2010	8.529814	11.008010	29.05%	0
2009	6.877752	8.529814	24.02%	0
2008	11.200365	6.877752	-38.59%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.331431	10.516551	1.79%	0
2016	9.636864	10.331431	7.21%	0
2015	9.891704	9.636864	-2.58%	1,416
2014*	10.000000	9.891704	-1.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	17.232667	17.642022	2.38%	51,697
2016	16.867074	17.232667	2.17%	52,963
2015	17.183186	16.867074	-1.84%	65,697
2014	16.824404	17.183186	2.13%	73,944
2013	16.922824	16.824404	-0.58%	88,359
2012	15.674761	16.922824	7.96%	95,504
2011	15.575011	15.674761	0.64%	107,661
2010	14.587620	15.575011	6.77%	134,312
2009	12.309331	14.587620	18.51%	151,656
2008	13.492834	12.309331	-8.77%	127,820
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	14.067897	15.641881	11.19%	1,635
2016	13.579361	14.067897	3.60%	1,635
2015	13.843334	13.579361	-1.91%	1,635
2014	13.482030	13.843334	2.68%	1,298
2013	12.082984	13.482030	11.58%	1,993
2012	10.995091	12.082984	9.89%	1,993
2011	11.205328	10.995091	-1.88%	1,993
2010	10.100892	11.205328	10.93%	1,993
2009	8.268135	10.100892	22.17%	3,248
2008	11.215025	8.268135	-26.28%	4,470
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	14.033121	16.083742	14.61%	0
2016	13.448064	14.033121	4.35%	0
2015	13.717012	13.448064	-1.96%	0
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	2,945
2010	9.559189	10.772181	12.69%	3,393
2009	7.543784	9.559189	26.72%	528
2008	11.393675	7.543784	-33.79%	528

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.297809	16.998718	18.89%	0
2016	13.640274	14.297809	4.82%	0
2015	13.908807	13.640274	-1.93%	0
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.414297	11.899783	14.26%	0
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	32.753236	39.245098	19.82%	0
2016	30.843980	32.753236	6.19%	0
2015	31.171643	30.843980	-1.05%	0
2014	28.330742	31.171643	10.03%	0
2013	21.953622	28.330742	29.05%	0
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
2009	13.015516	17.374968	33.49%	150,941
2008	23.050179	13.015516	-43.53%	140,342
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.578550	10.120849	-4.33%	1,320
2016	8.052120	10.578550	31.38%	1,304
2015	10.325849	8.052120	-22.02%	2,067
2014	12.029602	10.325849	-14.16%	5,678
2013	9.847430	12.029602	22.16%	8,181
2012	9.555539	9.847430	3.05%	9,587
2011	10.243222	9.555539	-6.71%	26,961
2010	8.736084	10.243222	17.25%	29,732
2009	6.016095	8.736084	45.21%	43,753
2008	13.409697	6.016095	-55.14%	32,416
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	23.815923	26.436840	11.00%	42,662
2016	20.527121	23.815923	16.02%	46,960
2015	21.750206	20.527121	-5.62%	54,459
2014	20.344721	21.750206	6.91%	62,164
2013	16.151117	20.344721	25.96%	75,209
2012	14.006873	16.151117	15.31%	84,705
2011	14.112961	14.006873	-0.75%	105,219
2010	12.462004	14.112961	13.25%	126,903
2009	9.739694	12.462004	27.95%	164,349
2008	17.276143	9.739694	-43.62%	173,958

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	16.756605	22.161810	32.26%	0
2016	16.986378	16.756605	-1.35%	0
2015	16.365510	16.986378	3.79%	0
2014	14.835996	16.365510	10.31%	0
2013	10.943051	14.835996	35.57%	0
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
2009	5.306677	7.609170	43.39%	2,902
2008	12.001064	5.306677	-55.78%	3,314
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	20.853012	27.703166	32.85%	21,008
2016	21.040999	20.853012	-0.89%	22,111
2015	19.974399	21.040999	5.34%	22,962
2014	18.256591	19.974399	9.41%	23,467
2013	13.621732	18.256591	34.03%	26,839
2012	12.085795	13.621732	12.71%	26,917
2011	12.264579	12.085795	-1.46%	31,428
2010	10.046888	12.264579	22.07%	42,812
2009	7.967548	10.046888	26.10%	61,378
2008	15.345904	7.967548	-48.08%	71,660
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.743724	17.641628	5.36%	9,700
2016	14.877017	16.743724	12.55%	12,736
2015	15.708954	14.877017	-5.30%	13,550
2014	15.794660	15.708954	-0.54%	8,830
2013	15.160940	15.794660	4.18%	13,179
2012	13.492634	15.160940	12.36%	13,821
2011	13.193532	13.492634	2.27%	14,325
2010	11.783305	13.193532	11.97%	17,112
2009	8.328857	11.783305	41.48%	21,217
2008	11.295399	8.328857	-26.26%	23,376
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.960451	14.308940	2.50%	8,564
2016	13.559289	13.960451	2.96%	13,306
2015	13.877715	13.559289	-2.29%	14,358
2014	13.336008	13.877715	4.06%	14,791
2013	13.813879	13.336008	-3.46%	15,422
2012	13.273322	13.813879	4.07%	17,784
2011	12.581595	13.273322	5.50%	28,353
2010	11.874274	12.581595	5.96%	35,222
2009	10.432191	11.874274	13.82%	48,254
2008	10.968752	10.432191	-4.89%	51,134

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.227722	20.462793	18.78%	5,282
2016	15.615599	17.227722	10.32%	5,498
2015	16.111171	15.615599	-3.08%	13,660
2014	15.417818	16.111171	4.50%	16,638
2013	11.515585	15.417818	33.89%	20,762
2012	10.198879	11.515585	12.91%	25,757
2011	11.608504	10.198879	-12.14%	39,472
2010	9.166128	11.608504	26.65%	45,434
2009	6.652963	9.166128	37.78%	46,770
2008	11.177345	6.652963	-40.48%	30,486
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.537521	21.172712	28.03%	2,561
2016	17.712870	16.537521	-6.64%	2,318
2015	17.393792	17.712870	1.83%	3,710
2014	19.247435	17.393792	-9.63%	332
2013	15.002850	19.247435	28.29%	795
2012	12.649049	15.002850	18.61%	844
2011	15.529980	12.649049	-18.55%	918
2010	13.967551	15.529980	11.19%	918
2009	11.226594	13.967551	24.41%	918
2008	20.325159	11.226594	-44.77%	1,170
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.179536	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.310923	26.172677	17.31%	3,062
2016	20.709707	22.310923	7.73%	3,755
2015	21.709676	20.709707	-4.61%	6,490
2014	20.678784	21.709676	4.99%	12,385
2013	16.110116	20.678784	28.36%	14,039
2012	12.881573	16.110116	25.06%	14,699
2011	14.361399	12.881573	-10.30%	16,835
2010	11.541464	14.361399	24.43%	18,121
2009	7.451953	11.541464	54.88%	19,052
2008	15.511651	7.451953	-51.96%	19,096
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.753651	14.053517	10.19%	38,063
2016	11.451128	12.753651	11.37%	38,210
2015	12.408313	11.451128	-7.71%	38,370
2014	12.260892	12.408313	1.20%	38,541
2013	10.067148	12.260892	21.79%	39,896
2012	8.871033	10.067148	13.48%	38,851
2011	9.156174	8.871033	-3.11%	39,045
2010	8.439583	9.156174	8.49%	35,647
2009	6.584786	8.439583	28.17%	35,647
2008*	10.000000	6.584786	-34.15%	3,056

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.343425	16.559143	7.92%	7,287
2016	13.674555	15.343425	12.20%	7,608
2015	14.951683	13.674555	-8.54%	20,419
2014	14.524375	14.951683	2.94%	29,469
2013	12.954481	14.524375	12.12%	25,562
2012	11.686925	12.954481	10.85%	35,914
2011	11.599971	11.686925	0.75%	21,210
2010	10.462580	11.599971	10.87%	24,113
2009	7.841436	10.462580	33.43%	42,499
2008	11.328748	7.841436	-30.78%	34,858
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.582473	19.144919	8.89%	1,606
2016	13.724426	17.582473	28.11%	1,695
2015	15.060119	13.724426	-8.87%	7,439
2014	15.218138	15.060119	-1.04%	8,390
2013	11.351774	15.218138	34.06%	8,910
2012	9.744898	11.351774	16.49%	12,192
2011	10.289982	9.744898	-5.30%	19,572
2010	8.155480	10.289982	26.17%	24,048
2009	6.417120	8.155480	27.09%	24,370
2008	9.736270	6.417120	-34.09%	14,702
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.527895	11.782998	38.17%	13,149
2016	7.379098	8.527895	15.57%	13,396
2015	9.327694	7.379098	-20.89%	18,598
2014*	10.000000	9.327694	-6.72%	18,417
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.097036	18.536285	15.15%	0
2016	15.218233	16.097036	5.77%	0
2015	16.507069	15.218233	-7.81%	0
2014	18.825003	16.507069	-12.31%	0
2013	15.519116	18.825003	21.30%	0
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
2009	10.442193	14.112023	35.14%	0
2008	17.756634	10.442193	-41.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.384915	9.628518	14.83%	5,881
2016	7.950427	8.384915	5.46%	5,065
2015	8.640754	7.950427	-7.99%	17,281
2014*	10.000000	8.640754	-13.59%	17,449

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.516580	9.545067	0.30%	13,368
2016	9.394832	9.516580	1.30%	12,147
2015	9.977110	9.394832	-5.84%	14,885
2014*	10.000000	9.977110	-0.23%	16,057
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.355874	13.989596	13.22%	0
2016	11.375861	12.355874	8.61%	0
2015	11.638374	11.375861	-2.26%	0
2014	11.263944	11.638374	3.32%	0
2013	9.596364	11.263944	17.38%	0
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
2009	7.529426	8.870716	17.81%	0
2008	12.419305	7.529426	-39.37%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.961818	18.355234	22.68%	0
2016	13.993559	14.961818	6.92%	0
2015	14.232413	13.993559	-1.68%	0
2014	12.794242	14.232413	11.24%	0
2013	9.961814	12.794242	28.43%	0
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
2009	5.365446	7.600635	41.66%	0
2008	9.082860	5.365446	-40.93%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.092489	16.988478	12.56%	0
2016	14.199172	15.092489	6.29%	0
2015	14.414616	14.199172	-1.49%	0
2014	13.727791	14.414616	5.00%	0
2013	12.202341	13.727791	12.50%	0
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0
2009	8.217777	10.158733	23.62%	0
2008	11.471831	8.217777	-28.37%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.609329	19.888680	12.94%	0
2016	14.582469	17.609329	20.76%	0
2015	15.550580	14.582469	-6.23%	0
2014	14.685670	15.550580	5.89%	0
2013	11.203425	14.685670	31.08%	0
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
2009	6.973249	9.126673	30.88%	0
2008	11.509546	6.973249	-39.41%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.278930	19.108535	4.54%	0
2016	15.806265	18.278930	15.64%	0
2015	16.724324	15.806265	-5.49%	0
2014	16.579506	16.724324	0.87%	0
2013	15.690718	16.579506	5.66%	0
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
2009	7.309256	12.424910	69.99%	0
2008	10.608640	7.309256	-31.10%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.485010	21.924087	2.04%	0
2016	17.245088	21.485010	24.59%	0
2015	18.767632	17.245088	-8.11%	0
2014	19.339988	18.767632	-2.96%	0
2013	14.367816	19.339988	34.61%	0
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
2009	7.073167	10.852910	53.44%	0
2008	11.704685	7.073167	-39.57%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.439249	21.751453	11.89%	0
2016	15.584811	19.439249	24.73%	0
2015	16.992733	15.584811	-8.29%	0
2014	17.112788	16.992733	-0.70%	0
2013	13.044151	17.112788	31.19%	0
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0
2009	7.574542	10.727384	41.62%	0
2008	10.760906	7.574542	-29.61%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.236994	19.553956	20.43%	0
2016	14.543423	16.236994	11.64%	0
2015	14.973742	14.543423	-2.87%	0
2014	13.986255	14.973742	7.06%	0
2013	10.056461	13.986255	39.08%	0
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
2009	5.576145	7.418066	33.03%	0
2008	10.737978	5.576145	-48.07%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.161377	19.411351	28.03%	0
2016	14.171342	15.161377	6.99%	0
2015	13.652210	14.171342	3.80%	0
2014	12.039678	13.652210	13.39%	0
2013	9.538489	12.039678	26.22%	0
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
2009	6.177748	8.102064	31.15%	0
2008	9.976852	6.177748	-38.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.755713	18.490474	25.31%	0
2016	14.662462	14.755713	0.64%	0
2015	14.190405	14.662462	3.33%	0
2014	13.298774	14.190405	6.70%	0
2013	9.644075	13.298774	37.90%	0
2012*	10.000000	9.644075	-3.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.500306	21.875560	25.00%	0
2016	17.432481	17.500306	0.39%	0
2015	16.912565	17.432481	3.07%	0
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	19.264386	21.454638	11.37%	0
2016	17.754453	19.264386	8.50%	0
2015	19.148037	17.754453	-7.28%	0
2014	17.993594	19.148037	6.42%	0
2013	14.147911	17.993594	27.18%	0
2012	12.625774	14.147911	12.06%	0
2011	12.838765	12.625774	-1.66%	0
2010	11.909405	12.838765	7.80%	0
2009	9.433550	11.909405	26.25%	0
2008	13.723775	9.433550	-31.26%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.522328	15.867083	9.26%	0
2016	12.818936	14.522328	13.29%	0
2015	13.333221	12.818936	-3.86%	0
2014	12.427283	13.333221	7.29%	0
2013	10.088640	12.427283	23.18%	0
2012	9.107658	10.088640	10.77%	0
2011*	10.000000	9.107658	-8.92%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.411507	13.807243	11.25%	0
2016	12.360607	12.411507	0.41%	0
2015	12.750342	12.360607	-3.06%	0
2014	11.304810	12.750342	12.79%	0
2013	11.185154	11.304810	1.07%	0
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
2009	6.444185	8.340207	29.42%	0
2008	11.831754	6.444185	-45.53%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.796491	21.424006	13.98%	0
2016	21.573954	18.796491	-12.87%	0
2015	21.252548	21.573954	1.51%	0
2014	18.048134	21.252548	17.75%	0
2013	13.050510	18.048134	38.29%	0
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0
2009	8.239374	10.351307	25.63%	0
2008	11.730836	8.239374	-29.76%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	20.606460	24.942126	21.04%	0
2016	21.035601	20.606460	-2.04%	0
2015	21.890660	21.035601	-3.91%	0
2014	22.173164	21.890660	-1.27%	0
2013	18.933657	22.173164	17.11%	0
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
2009	12.279846	16.341890	33.08%	0
2008	20.932428	12.279846	-41.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	821
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.624054	16.375220	20.19%	0
2016	13.766181	13.624054	-1.03%	0
2015	13.845782	13.766181	-0.57%	0
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.918137	27.837394	16.39%	1,374
2016	24.946678	23.918137	-4.12%	1,434
2015	27.661144	24.946678	-9.81%	1,466
2014	29.673349	27.661144	-6.78%	1,716
2013	24.099106	29.673349	23.13%	6,432
2012	20.550976	24.099106	17.27%	5,687
2011	22.506313	20.550976	-8.69%	5,707
2010	21.046219	22.506313	6.94%	17,453
2009*	10.000000	21.046219	23.05%	9,584
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.824187	27.109320	4.98%	1,165
2016	22.586805	25.824187	14.33%	1,933
2015	24.551151	22.586805	-8.00%	1,907
2014	24.483997	24.551151	0.27%	1,985
2013	22.517816	24.483997	8.73%	3,299
2012	19.289093	22.517816	16.74%	1,557

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.560848	28.172159	24.87%	928
2016	21.605385	22.560848	4.42%	976
2015	23.303703	21.605385	-7.29%	1,020
2014	21.954894	23.303703	6.14%	1,072
2013	17.171084	21.954894	27.86%	1,118
2012	15.367136	17.171084	11.74%	916
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	2,727
2015*	10.000000	9.766197	-2.34%	4,945
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.852974	20.279545	27.92%	25,131
2016	15.803069	15.852974	0.32%	27,557
2015	14.347335	15.803069	10.15%	29,099
2014	13.442355	14.347335	6.73%	31,013
2013	10.437203	13.442355	28.79%	49,432
2012	8.564033	10.437203	21.87%	50,796
2011	9.352218	8.564033	-8.43%	55,084
2010	8.925862	9.352218	4.78%	66,252
2009	6.212331	8.925862	43.68%	82,727
2008	11.336953	6.212331	-45.20%	96,104
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.395455	11.972189	42.60%	10,853
2016	7.493592	8.395455	12.04%	9,431
2015	7.277358	7.493592	2.97%	10,534
2014	6.763459	7.277358	7.60%	13,229
2013	5.076707	6.763459	33.23%	14,621
2012	4.330243	5.076707	17.24%	16,764
2011	4.817615	4.330243	-10.12%	9,970
2010	3.935705	4.817615	22.41%	11,385
2009	2.549249	3.935705	54.39%	16,197
2008	4.624093	2.549249	-44.87%	21,610
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.907730	12.753082	28.72%	12,417
2016	10.792305	9.907730	-8.20%	14,149
2015	12.026751	10.792305	-10.26%	16,287
2014	13.905104	12.026751	-13.51%	16,174
2013	12.365220	13.905104	12.45%	21,267
2012	11.103275	12.365220	11.37%	27,365
2011	16.676529	11.103275	-33.42%	6,880
2010	13.556034	16.676529	23.02%	7,440
2009	7.693219	13.556034	76.21%	7,526
2008	16.366939	7.693219	-53.00%	11,943

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	26.740857	29.936319	11.95%	3,033
2016	23.692742	26.740857	12.87%	3,115
2015	24.734804	23.692742	-4.21%	3,195
2014	21.837872	24.734804	13.27%	5,214
2013	16.774444	21.837872	30.19%	14,862
2012	14.162045	16.774444	18.45%	13,658
2011	14.087429	14.162045	0.53%	12,155
2010	11.596447	14.087429	21.48%	12,337
2009	9.301704	11.596447	24.67%	14,668
2008	14.153158	9.301704	-34.28%	14,206
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.820307	11.094857	25.79%	1,543
2016	7.421179	8.820307	18.85%	0
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.631108	25.647941	24.32%	0
2016	19.270120	20.631108	7.06%	633
2015	20.012898	19.270120	-3.71%	804
2014	21.986122	20.012898	-8.97%	804
2013	15.821877	21.986122	38.96%	1,085
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.325552	26.935502	15.48%	2,710
2016	20.833715	23.325552	11.96%	2,458
2015	21.372098	20.833715	-2.52%	8,917
2014	19.708839	21.372098	8.44%	8,864
2013	14.771217	19.708839	33.43%	11,772
2012	12.954465	14.771217	14.02%	12,547
2011	13.226366	12.954465	-2.06%	24,376
2010	12.085718	13.226366	9.44%	32,901
2009	10.030303	12.085718	20.49%	41,575
2008	15.156167	10.030303	-33.82%	23,629
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.804161	19.723043	24.80%	3,499
2016	15.466300	15.804161	2.18%	3,384
2015	14.783438	15.466300	4.62%	4,111
2014	14.855551	14.783438	-0.49%	5,184
2013	11.828295	14.855551	25.59%	5,037
2012	10.369104	11.828295	14.07%	4,446
2011	10.728047	10.369104	-3.35%	1,539
2010*	10.000000	10.728047	7.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.888533	13.474689	4.55%	0
2016	12.343212	12.888533	4.42%	0
2015	12.626125	12.343212	-2.24%	0
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	1,083
2012	11.263214	12.128803	7.69%	1,083
2011	10.833986	11.263214	3.96%	1,083
2010	10.275922	10.833986	5.43%	1,083
2009	9.524373	10.275922	7.89%	1,083
2008	10.779264	9.524373	-11.64%	5,685
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	43.335101	46.784387	7.96%	3,777
2016	39.833450	43.335101	8.79%	4,626
2015	40.937936	39.833450	-2.70%	4,891
2014	40.420317	40.937936	1.28%	4,969
2013	45.016536	40.420317	-10.21%	5,501
2012	38.784080	45.016536	16.07%	5,981
2011	36.823282	38.784080	5.32%	6,295
2010	34.098904	36.823282	7.99%	8,581
2009	26.613380	34.098904	28.13%	9,102
2008	31.810375	26.613380	-16.34%	12,726
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.344389	17.531953	14.26%	0
2016	14.769543	15.344389	3.89%	0
2015	16.035239	14.769543	-7.89%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.570403	19.162658	15.64%	0
2016	15.169788	16.570403	9.23%	0
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	999
2013	13.275050	17.232436	29.81%	999
2012	11.002007	13.275050	20.66%	1,058
2011	11.283324	11.002007	-2.49%	1,492
2010*	10.000000	11.283324	12.83%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	25.009609	26.745682	6.94%	38,544
2016	21.102132	25.009609	18.52%	43,096
2015	22.403127	21.102132	-5.81%	53,312
2014	20.126996	22.403127	11.31%	57,859
2013	15.507422	20.126996	29.79%	67,206
2012	13.744802	15.507422	12.82%	77,199
2011	13.878093	13.744802	-0.96%	87,096
2010	12.430016	13.878093	11.65%	115,205
2009*	10.000000	12.430016	24.30%	1,257
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.240492	17.365896	13.95%	1,879
2016	14.208866	15.240492	7.26%	1,879
2015	14.299178	14.208866	-0.63%	1,879
2014	13.840957	14.299178	3.31%	1,879
2013	11.409307	13.840957	21.31%	1,366
2012	10.020388	11.409307	13.86%	7,126
2011	10.089236	10.020388	-0.68%	8,002
2010	9.153218	10.089236	10.23%	8,307
2009	7.537242	9.153218	21.44%	20,620
2008	10.907812	7.537242	-30.90%	9,827
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.379622	11.557677	1.56%	0
2016	11.265560	11.379622	1.01%	0
2015	11.475254	11.265560	-1.83%	3,912
2014	11.108794	11.475254	3.30%	20
2013	11.587676	11.108794	-4.13%	949
2012	11.219328	11.587676	3.28%	2,499
2011	10.783999	11.219328	4.04%	7,219
2010	10.339936	10.783999	4.29%	10,514
2009	9.369657	10.339936	10.36%	8,926
2008	10.565011	9.369657	-11.31%	6,536
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.632004	20.146206	28.88%	441
2016	15.855794	15.632004	-1.41%	425
2015	15.124041	15.855794	4.84%	10,207
2014	15.092915	15.124041	0.21%	10,238
2013	11.923253	15.092915	26.58%	9,451
2012	9.925368	11.923253	20.13%	9,467
2011	11.121844	9.925368	-10.76%	13,915
2010	10.154988	11.121844	9.52%	27,388
2009	7.288016	10.154988	39.34%	32,294
2008	12.070327	7.288016	-39.62%	15,293

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.255186	20.442305	25.76%	1,529
2016	15.145964	16.255186	7.32%	640
2015	14.462710	15.145964	4.72%	11,290
2014	13.600737	14.462710	6.34%	11,326
2013	10.664096	13.600737	27.54%	13,295
2012	9.231445	10.664096	15.52%	14,557
2011	9.842687	9.231445	-6.21%	34,441
2010	8.462921	9.842687	16.30%	40,706
2009	6.197142	8.462921	36.56%	37,693
2008	11.289658	6.197142	-45.11%	19,737
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.321589	17.183320	19.98%	1,981
2016	13.101235	14.321589	9.31%	2,102
2015	13.171150	13.101235	-0.53%	3,965
2014	12.143349	13.171150	8.46%	3,356
2013	9.280938	12.143349	30.84%	2,508
2012	8.057376	9.280938	15.19%	3,170
2011	8.375360	8.057376	-3.80%	3,993
2010	7.669690	8.375360	9.20%	3,145
2009	5.964017	7.669690	28.60%	3,145
2008	9.786217	5.964017	-39.06%	3,145
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	19.958967	23.175114	16.11%	5,027
2016	17.205108	19.958967	16.01%	5,355
2015	18.660310	17.205108	-7.80%	6,693
2014	17.371104	18.660310	7.42%	7,425
2013	13.014897	17.371104	33.47%	8,247
2012	11.165367	13.014897	16.56%	7,713
2011	11.616664	11.165367	-3.88%	8,065
2010	10.197096	11.616664	13.92%	12,939
2009	8.061443	10.197096	26.49%	14,925
2008	13.002593	8.061443	-38.00%	17,531
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.070634	11.736770	16.54%	0
2016*	10.000000	10.070634	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.359092	22.438499	5.05%	11,540
2016	19.013755	21.359092	12.33%	13,007
2015	19.840246	19.013755	-4.17%	13,534
2014	19.661418	19.840246	0.91%	14,268
2013	18.661326	19.661418	5.36%	10,784
2012	16.555539	18.661326	12.72%	11,396
2011	16.205416	16.555539	2.16%	12,706
2010	14.554292	16.205416	11.34%	17,857
2009	10.130773	14.554292	43.66%	18,944
2008	14.297368	10.130773	-29.14%	21,279

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.189322	17.433405	22.86%	26,217
2016	12.692875	14.189322	11.79%	26,835
2015	13.040063	12.692875	-2.66%	27,744
2014	12.431672	13.040063	4.89%	34,372
2013	8.784400	12.431672	41.52%	41,894
2012	7.634174	8.784400	15.07%	43,511
2011	8.777979	7.634174	-13.03%	54,922
2010	7.716333	8.777979	13.76%	56,120
2009	5.126680	7.716333	50.51%	70,830
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.988380	13.490418	22.77%	0
2016*	10.000000	10.988380	9.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.881031	18.537314	16.73%	63
2016	14.656493	15.881031	8.35%	71
2015	14.943210	14.656493	-1.92%	80
2014	13.730383	14.943210	8.83%	142
2013	10.055422	13.730383	36.55%	152
2012	9.165383	10.055422	9.71%	957
2011	9.620016	9.165383	-4.73%	970
2010	7.910873	9.620016	21.60%	983
2009	6.112083	7.910873	29.43%	3,421
2008*	10.000000	6.112083	-38.88%	5,795
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.641582	13.939075	10.26%	1,407
2016	12.107042	12.641582	4.42%	1,407
2015	12.435649	12.107042	-2.64%	1,407
2014	12.117125	12.435649	2.63%	1,407
2013	10.739944	12.117125	12.82%	1,407
2012	9.827937	10.739944	9.28%	1,407
2011	10.123577	9.827937	-2.92%	1,877
2010	9.318454	10.123577	8.64%	1,972
2009	7.903416	9.318454	17.90%	1,972
2008*	10.000000	7.903416	-20.97%	95

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.788755	12.338275	4.66%	9,861
2016	11.451654	11.788755	2.94%	10,045
2015	11.723899	11.451654	-2.32%	10,233
2014	11.529829	11.723899	1.68%	10,428
2013	11.166474	11.529829	3.25%	10,618
2012	10.556847	11.166474	5.77%	13,963
2011	10.578841	10.556847	-0.21%	14,296
2010	10.066259	10.578841	5.09%	14,534
2009	9.051407	10.066259	11.21%	15,022
2008*	10.000000	9.051407	-9.49%	83
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	9,264
2014	12.213602	12.567429	2.90%	12,225
2013	10.536222	12.213602	15.92%	11,519
2012	9.529175	10.536222	10.57%	13,336
2011	9.915082	9.529175	-3.89%	15,745
2010	9.047478	9.915082	9.59%	26,142
2009	7.539794	9.047478	20.00%	9,564
2008*	10.000000	7.539794	-24.60%	3,374

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.933574	15.026958	16.19%	0
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	1,602
2012	8.885150	10.017858	12.75%	1,602
2011	9.471826	8.885150	-6.19%	1,602
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	3,389
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.447526	13.459795	8.13%	0
2016	11.933614	12.447526	4.31%	0
2015	12.258239	11.933614	-2.65%	0
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.467850	12.808343	2.73%	9,874
2016	12.027027	12.467850	3.67%	14,932
2015	12.311261	12.027027	-2.31%	15,128
2014	11.909386	12.311261	3.37%	8,869
2013	12.338903	11.909386	-3.48%	2,355
2012	11.637659	12.338903	6.03%	3,368
2011	11.094680	11.637659	4.89%	3,368
2010	10.531878	11.094680	5.34%	3,368
2009	9.838832	10.531878	7.04%	4,576
2008*	10.000000	9.838832	-1.61%	173
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.039576	13.314864	2.11%	4,460
2016	12.823240	13.039576	1.69%	6,685
2015	13.099503	12.823240	-2.11%	6,916
2014	12.692890	13.099503	3.20%	7,159
2013	13.169096	12.692890	-3.62%	5,997
2012	12.494405	13.169096	5.40%	6,883
2011	11.972943	12.494405	4.36%	1,248
2010	11.254404	11.972943	6.38%	186
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	344
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.036230	11.642440	16.00%	0
2016	9.156301	10.036230	9.61%	0
2015*	10.000000	9.156301	-8.44%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.012585	11.215691	12.02%	0
2016	9.354615	10.012585	7.03%	0
2015*	10.000000	9.354615	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	17.829773	24.827369	39.25%	5,500
2016	16.820841	17.829773	6.00%	5,474
2015	20.349601	16.820841	-17.34%	5,238
2014	21.885691	20.349601	-7.02%	5,548
2013	22.076943	21.885691	-0.87%	212
2012	19.141077	22.076943	15.34%	212
2011	25.058833	19.141077	-23.62%	212
2010	21.920197	25.058833	14.32%	212
2009	13.640295	21.920197	60.70%	212
2008	32.820669	13.640295	-58.44%	323
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.002718	15.071041	0.46%	57,763
2016	15.133747	15.002718	-0.87%	60,580
2015	15.396576	15.133747	-1.71%	70,933
2014	14.963244	15.396576	2.90%	78,093
2013	15.849345	14.963244	-5.59%	88,012
2012	15.629915	15.849345	1.40%	98,829
2011	14.808948	15.629915	5.54%	124,872
2010	14.362921	14.808948	3.11%	135,052
2009	14.214306	14.362921	1.05%	127,440
2008	13.410189	14.214306	6.00%	140,776
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.241568	10.120621	-1.18%	21,310
2016	10.406845	10.241568	-1.59%	30,613
2015	10.576054	10.406845	-1.60%	30,052
2014	10.748021	10.576054	-1.60%	65,671
2013	10.922779	10.748021	-1.60%	43,155
2012	11.100873	10.922779	-1.60%	121,447
2011	11.280871	11.100873	-1.60%	86,919
2010	11.464287	11.280871	-1.60%	120,775
2009	11.645810	11.464287	-1.56%	192,103
2008	11.597006	11.645810	0.42%	281,173
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.465082	15.633728	25.42%	4,936
2016	12.558089	12.465082	-0.74%	5,768
2015	13.164777	12.558089	-4.61%	6,839
2014	13.439125	13.164777	-2.04%	7,216
2013	11.590653	13.439125	15.95%	1,262
2012	10.189196	11.590653	13.75%	1,262
2011	11.475116	10.189196	-11.21%	1,262
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
2008	15.192561	8.064028	-46.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.201033	11.268607	22.47%	27,189
2016	9.301580	9.201033	-1.08%	27,189
2015	9.585993	9.301580	-2.97%	27,189
2014	10.384440	9.585993	-7.69%	27,189
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	126
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.537941	22.769543	16.54%	9,683
2016	18.137522	19.537941	7.72%	10,837
2015	18.618292	18.137522	-2.58%	16,519
2014	18.022544	18.618292	3.31%	24,123
2013	14.393605	18.022544	25.21%	28,386
2012	12.621030	14.393605	14.04%	38,134
2011	13.350715	12.621030	-5.47%	51,710
2010	11.836163	13.350715	12.80%	57,226
2009	9.456041	11.836163	25.17%	59,401
2008	15.216240	9.456041	-37.86%	75,818
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.692285	17.160723	9.36%	1,134
2016	15.001263	15.692285	4.61%	2,585
2015	15.271717	15.001263	-1.77%	1,134
2014	14.839596	15.271717	2.91%	1,134
2013	13.296005	14.839596	11.61%	1,134
2012	12.353220	13.296005	7.63%	1,134
2011	12.443560	12.353220	-0.73%	1,512
2010	11.515622	12.443560	8.06%	2,809
2009*	10.000000	11.515622	15.16%	2,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.795536	14.346851	4.00%	33,865
2016	13.445935	13.795536	2.60%	40,154
2015	13.628485	13.445935	-1.34%	36,280
2014	13.331440	13.628485	2.23%	37,991
2013	12.923764	13.331440	3.15%	108,187
2012	12.488088	12.923764	3.49%	116,823
2011	12.329323	12.488088	1.29%	130,144
2010	11.832509	12.329323	4.20%	68,909
2009	11.023466	11.832509	7.34%	70,549
2008	11.920695	11.023466	-7.53%	40,501
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.242331	19.160568	11.13%	171,087
2016	16.353768	17.242331	5.43%	190,121
2015	16.675502	16.353768	-1.93%	200,945
2014	16.111865	16.675502	3.50%	249,013
2013	14.039404	16.111865	14.76%	327,829
2012	12.876064	14.039404	9.03%	378,799
2011	13.090279	12.876064	-1.64%	444,010
2010	11.994031	13.090279	9.14%	531,314
2009	10.231255	11.994031	17.23%	569,131
2008	13.538003	10.231255	-24.43%	494,132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.715563	21.488681	14.82%	25,774
2016	17.532063	18.715563	6.75%	37,717
2015	17.948138	17.532063	-2.32%	58,269
2014	17.378519	17.948138	3.28%	64,157
2013	14.431578	17.378519	20.42%	69,312
2012	12.892708	14.431578	11.94%	77,102
2011	13.386601	12.892708	-3.69%	135,076
2010	12.056739	13.386601	11.03%	229,249
2009	9.850101	12.056739	22.40%	168,868
2008	14.590644	9.850101	-32.49%	220,098

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.772136	16.950111	7.47%	18,489
2016	15.163137	15.772136	4.02%	19,931
2015	15.414410	15.163137	-1.63%	20,076
2014	14.956216	15.414410	3.06%	31,299
2013	13.755720	14.956216	8.73%	44,494
2012	12.939592	13.755720	6.31%	64,134
2011	12.883786	12.939592	0.43%	67,015
2010	12.065634	12.883786	6.78%	87,548
2009	10.703273	12.065634	12.73%	173,246
2008	12.803569	10.703273	-16.40%	139,174
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.602136	29.569217	25.28%	68,617
2016	23.144166	23.602136	1.98%	72,740
2015	22.380650	23.144166	3.41%	85,900
2014	20.904961	22.380650	7.06%	98,842
2013	15.540760	20.904961	34.52%	130,087
2012	13.307463	15.540760	16.78%	146,443
2011	13.832370	13.307463	-3.79%	181,139
2010	12.920205	13.832370	7.06%	235,722
2009*	10.000000	12.920205	29.20%	1,616
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.805847	12.940561	19.76%	0
2016	9.978700	10.805847	8.29%	0
2015	10.126626	9.978700	-1.46%	0
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	47.166155	53.737374	13.93%	13,378
2016	39.846321	47.166155	18.37%	13,405
2015	41.547154	39.846321	-4.09%	13,135
2014	38.587614	41.547154	7.67%	14,937
2013	29.474141	38.587614	30.92%	18,403
2012	25.499029	29.474141	15.59%	19,149
2011	26.589338	25.499029	-4.10%	32,833
2010	21.411209	26.589338	24.18%	42,314
2009	15.911129	21.411209	34.57%	54,227
2008	25.450372	15.911129	-37.48%	39,813

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	17.939386	18.770841	4.63%	5,595
2016	16.779393	17.939386	6.91%	7,004
2015	17.559771	16.779393	-4.44%	9,781
2014	17.178160	17.559771	2.22%	7,948
2013	17.656018	17.178160	-2.71%	8,881
2012	15.985585	17.656018	10.45%	10,846
2011	15.390983	15.985585	3.86%	14,165
2010	14.143714	15.390983	8.82%	20,261
2009	11.556220	14.143714	22.39%	24,613
2008	14.199439	11.556220	-18.61%	27,497
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.845266	20.848825	23.77%	3,419
2016	17.489521	16.845266	-3.68%	3,772
2015	17.861704	17.489521	-2.08%	3,813
2014	18.337031	17.861704	-2.59%	4,006
2013	15.354892	18.337031	19.42%	0
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0
2009*	10.000000	13.433240	34.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.708069	10.533642	20.96%	5,412
2016	8.409829	8.708069	3.55%	4,044
2015	9.007739	8.409829	-6.64%	4,265
2014*	10.000000	9.007739	-9.92%	4,494
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.741613	18.888046	28.13%	9,999
2016	14.659628	14.741613	0.56%	11,294
2015	14.403325	14.659628	1.78%	13,520
2014	13.254315	14.403325	8.67%	21,360
2013	9.996772	13.254315	32.59%	24,667
2012	8.731647	9.996772	14.49%	32,221
2011	9.138925	8.731647	-4.46%	38,733
2010	8.040348	9.138925	13.66%	46,311
2009	6.296237	8.040348	27.70%	6,623
2008*	10.000000	6.296237	-37.04%	232
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.671248	19.917317	12.71%	17,996
2016	15.434263	17.671248	14.49%	17,995
2015	16.195599	15.434263	-4.70%	18,292
2014	14.892523	16.195599	8.75%	23,815
2013	11.174473	14.892523	33.27%	29,090
2012	9.639732	11.174473	15.92%	32,448
2011	10.402675	9.639732	-7.33%	39,053
2010*	10.000000	10.402675	4.03%	40,114

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.607626	16.439012	12.54%	0
2016	12.791946	14.607626	14.19%	0
2015	13.462609	12.791946	-4.98%	0
2014	12.410294	13.462609	8.48%	0
2013	9.340331	12.410294	32.87%	0
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	279
2009	6.280491	7.874053	25.37%	473
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.881087	18.705561	25.70%	23,346
2016	14.204034	14.881087	4.77%	25,220
2015	14.461772	14.204034	-1.78%	27,745
2014	14.126918	14.461772	2.37%	29,808
2013	10.332508	14.126918	36.72%	32,054
2012	9.138851	10.332508	13.06%	44,137
2011	9.697319	9.138851	-5.76%	53,385
2010	7.770807	9.697319	24.79%	68,709
2009	6.212287	7.770807	25.09%	93,063
2008*	10.000000	6.212287	-37.88%	1,837
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.899743	21.172012	12.02%	17,833
2016	16.332646	18.899743	15.72%	18,657
2015	17.091435	16.332646	-4.44%	20,503
2014	14.843036	17.091435	15.15%	25,843
2013	11.117741	14.843036	33.51%	35,253
2012	9.711509	11.117741	14.48%	39,235
2011	10.103648	9.711509	-3.88%	44,281
2010	8.582814	10.103648	17.72%	52,923
2009	6.685366	8.582814	28.38%	76,434
2008*	10.000000	6.685366	-33.15%	3,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	22.405613	27.543787	22.93%	4,779
2016	21.022986	22.405613	6.58%	5,095
2015	21.204510	21.022986	-0.86%	5,401
2014	20.960019	21.204510	1.17%	7,075
2013	14.762360	20.960019	41.98%	9,601
2012	13.225715	14.762360	11.62%	12,952
2011	13.528039	13.225715	-2.23%	15,723
2010	10.958964	13.528039	23.44%	25,151
2009	8.737691	10.958964	25.42%	24,235
2008	16.573416	8.737691	-47.28%	26,227

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	58.731580	63.032614	7.32%	9,380
2016	47.393422	58.731580	23.92%	9,924
2015	51.250733	47.393422	-7.53%	12,965
2014	48.666654	51.250733	5.31%	13,320
2013	35.226020	48.666654	38.16%	14,736
2012	29.723083	35.226020	18.51%	17,449
2011	31.818823	29.723083	-6.59%	20,445
2010	25.540730	31.818823	24.58%	26,900
2009	20.564933	25.540730	24.20%	35,357
2008	30.804160	20.564933	-33.24%	37,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	46.167248	51.558188	11.68%	8,546
2016	38.194997	46.167248	20.87%	9,532
2015	39.461390	38.194997	-3.21%	11,445
2014	39.778834	39.461390	-0.80%	13,371
2013	28.689353	39.778834	38.65%	15,883
2012	25.243514	28.689353	13.65%	17,040
2011	27.163192	25.243514	-7.07%	21,705
2010	22.027260	27.163192	23.32%	28,800
2009	16.618484	22.027260	32.55%	39,395
2008	27.323988	16.618484	-39.18%	40,975
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	20.048202	23.777338	18.60%	6,057
2016	18.290183	20.048202	9.61%	8,163
2015	18.415329	18.290183	-0.68%	9,670
2014	16.687582	18.415329	10.35%	10,719
2013	12.935602	16.687582	29.01%	14,841
2012	11.510291	12.935602	12.38%	16,672
2011	11.635530	11.510291	-1.08%	19,465
2010	10.422768	11.635530	11.64%	24,571
2009	8.400103	10.422768	24.08%	48,398
2008	14.606893	8.400103	-42.49%	47,206
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.914844	14.582494	4.80%	58,465
2016	13.172447	13.914844	5.64%	75,017
2015	14.144423	13.172447	-6.87%	83,466
2014	11.152817	14.144423	26.82%	87,775
2013	10.999223	11.152817	1.40%	94,001
2012	9.654362	10.999223	13.93%	104,268
2011	9.212138	9.654362	4.80%	120,660
2010	7.191287	9.212138	28.10%	139,805
2009	5.585887	7.191287	28.74%	184,628
2008*	10.000000	5.585887	-44.14%	726

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.144470	16.873020	19.29%	36,826
2016	12.903330	14.144470	9.62%	36,945
2015	12.990655	12.903330	-0.67%	25,020
2014	11.675089	12.990655	11.27%	23,353
2013*	10.000000	11.675089	16.75%	1,960
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.221076	10.216813	-0.04%	1,316
2016	10.134303	10.221076	0.86%	1,358
2015	10.334346	10.134303	-1.94%	126
2014	10.450771	10.334346	-1.11%	152
2013	10.609527	10.450771	-1.50%	933
2012	10.415485	10.609527	1.86%	1,548
2011	10.448755	10.415485	-0.32%	3,030
2010	10.367761	10.448755	0.78%	3,223
2009	9.836967	10.367761	5.40%	9,258
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.366826	16.142471	12.36%	24,638
2016	12.078820	14.366826	18.94%	24,638
2015	12.905266	12.078820	-6.40%	25,296
2014	12.544163	12.905266	2.88%	25,308
2013*	10.000000	12.544163	25.44%	682
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.747984	16.602115	20.76%	444
2016	13.816837	13.747984	-0.50%	451
2015	14.611837	13.816837	-5.44%	459
2014	16.166548	14.611837	-9.62%	128
2013	13.680366	16.166548	18.17%	137
2012	11.628298	13.680366	17.65%	580
2011	13.493927	11.628298	-13.83%	592
2010	12.894893	13.493927	4.65%	1,781
2009*	10.000000	12.894893	28.95%	5,141
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.814993	12.030802	22.58%	0
2016	9.575643	9.814993	2.50%	0
2015*	10.000000	9.575643	-4.24%	7,606

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.059406	9.987119	-0.72%	492
2016	10.099391	10.059406	-0.40%	2,988
2015	10.244781	10.099391	-1.42%	3,050
2014	10.348249	10.244781	-1.00%	2,965
2013	10.452043	10.348249	-0.99%	2,941
2012	10.154782	10.452043	2.93%	10,472
2011	10.289725	10.154782	-1.31%	10,672
2010	9.932110	10.289725	3.60%	11,242
2009	8.906607	9.932110	11.51%	11,744
2008	10.455501	8.906607	-14.81%	18,590
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.197437	24.703525	16.54%	2,766
2016	19.607452	21.197437	8.11%	2,766
2015	20.019094	19.607452	-2.06%	2,766
2014	18.431106	20.019094	8.62%	3,731
2013	13.612073	18.431106	35.40%	4,039
2012	12.465294	13.612073	9.20%	2,766
2011	13.070198	12.465294	-4.63%	3,545
2010	10.811558	13.070198	20.89%	3,545
2009	8.360084	10.811558	29.32%	7,214
2008	14.030202	8.360084	-40.41%	7,214
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	23.894291	29.822551	24.81%	0
2016	24.828581	23.894291	-3.76%	0
2015	24.368801	24.828581	1.89%	0
2014	21.458529	24.368801	13.56%	0
2013	16.808524	21.458529	27.66%	0
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
2009	10.050760	14.292826	42.21%	63,355
2008	18.748697	10.050760	-46.39%	64,514
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	23.452810	29.723501	26.74%	4,454
2016	23.289459	23.452810	0.70%	5,175
2015	22.201494	23.289459	4.90%	6,335
2014	21.328823	22.201494	4.09%	6,671
2013	15.939683	21.328823	33.81%	9,489
2012	13.911443	15.939683	14.58%	11,421
2011	13.983946	13.911443	-0.52%	13,224
2010	11.149007	13.983946	25.43%	19,973
2009	8.544230	11.149007	30.49%	23,058
2008	17.048909	8.544230	-49.88%	21,010

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.889327	24.058572	34.49%	35,594
2016	18.164536	17.889327	-1.52%	39,017
2015	17.759462	18.164536	2.28%	42,393
2014	17.643816	17.759462	0.66%	47,661
2013	14.084525	17.643816	25.27%	26,103
2012	11.803936	14.084525	19.32%	35,162
2011	13.079901	11.803936	-9.76%	48,648
2010	11.462435	13.079901	14.11%	53,107
2009	8.334165	11.462435	37.54%	63,577
2008	14.161034	8.334165	-41.15%	45,186
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.176541	10.642292	4.58%	0
2016	9.707376	10.176541	4.83%	0
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	23.757185	27.331365	15.04%	11,253
2016	21.629631	23.757185	9.84%	12,932
2015	21.273293	21.629631	1.68%	12,973
2014	19.528940	21.273293	8.93%	15,220
2013	15.060940	19.528940	29.67%	17,395
2012	13.096753	15.060940	15.00%	21,393
2011	13.311181	13.096753	-1.61%	27,187
2010	11.650774	13.311181	14.25%	31,672
2009	9.229598	11.650774	26.23%	46,459
2008	15.244535	9.229598	-39.46%	49,775
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.880266	20.085835	12.34%	93
2016	15.391515	17.880266	16.17%	114
2015	16.622395	15.391515	-7.40%	86
2014	15.091695	16.622395	10.14%	1,329
2013	10.876023	15.091695	38.76%	1,302
2012	9.368203	10.876023	16.10%	126
2011	9.735621	9.368203	-3.77%	2,104
2010	8.017245	9.735621	21.43%	3,221
2009	5.938698	8.017245	35.00%	7,224
2008	9.707899	5.938698	-38.83%	7,821

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.250117	11.436018	11.57%	1,084
2016	9.225722	10.250117	11.10%	1,207
2015	10.324354	9.225722	-10.64%	1,334
2014	10.444724	10.324354	-1.15%	1,460
2013	10.602967	10.444724	-1.49%	1,587
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.361826	11.193727	8.03%	0
2016	9.300913	10.361826	11.41%	0
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	4,028
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	675
2010	10.848770	11.675695	7.62%	1,998
2009*	10.000000	10.848770	8.49%	1,686
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.191469	11.150787	-0.36%	28,387
2016	11.226438	11.191469	-0.31%	29,629
2015	11.385207	11.226438	-1.39%	42,962
2014	11.484399	11.385207	-0.86%	46,599
2013	11.698304	11.484399	-1.83%	72,163
2012	11.242559	11.698304	4.05%	56,875
2011	11.310867	11.242559	-0.60%	57,333
2010	10.928078	11.310867	3.50%	78,787
2009*	10.000000	10.928078	9.28%	20,441
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.178491	13.443110	2.01%	0
2016	12.731797	13.178491	3.51%	0
2015	13.298496	12.731797	-4.26%	0
2014	13.109475	13.298496	1.44%	0
2013	14.675302	13.109475	-10.67%	0
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
2009	10.073944	11.731404	16.45%	0
2008	11.011231	10.073944	-8.51%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.823322	15.304683	3.25%	0
2016	14.669696	14.823322	1.05%	0
2015	14.843583	14.669696	-1.17%	0
2014	14.467064	14.843583	2.60%	0
2013	14.995555	14.467064	-3.52%	0
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
2009	11.426111	12.820546	12.20%	0
2008	11.085475	11.426111	3.07%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.591226	10.924265	3.14%	14,142
2016	10.491897	10.591226	0.95%	15,319
2015	10.626842	10.491897	-1.27%	15,318
2014	10.367567	10.626842	2.50%	11,410
2013	10.756996	10.367567	-3.62%	11,600
2012	9.983857	10.756996	7.74%	5,039
2011*	10.000000	9.983857	-0.16%	1,605
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.814312	12.224835	24.56%	0
2016*	10.000000	9.814312	-1.86%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.096146	13.555378	3.51%	0
2016	11.117089	13.096146	17.80%	0
2015	12.905720	11.117089	-13.86%	0
2014	13.602357	12.905720	-5.12%	0
2013	11.425630	13.602357	19.05%	0
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
2009	6.273267	9.755878	55.52%	0
2008	11.238387	6.273267	-44.18%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.398763	34.324050	25.28%	5,644
2016	31.184755	27.398763	-12.14%	6,318
2015	28.177929	31.184755	10.67%	8,397
2014	21.822141	28.177929	29.13%	6,965
2013	14.734130	21.822141	48.11%	11,239
2012	11.430744	14.734130	28.90%	7,181
2011	10.523301	11.430744	8.62%	3,260
2010*	10.000000	10.523301	5.23%	3,447

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.637256	7.367245	-3.54%	9,371
2016	5.411695	7.637256	41.13%	8,207
2015	8.286172	5.411695	-34.69%	5,948
2014	10.441073	8.286172	-20.64%	4,718
2013	9.620384	10.441073	8.53%	4,159
2012*	10.000000	9.620384	-3.80%	4,029
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	45.439029	67.534450	48.63%	785
2016	46.128489	45.439029	-1.49%	865
2015	54.505588	46.128489	-15.37%	888
2014	55.622802	54.505588	-2.01%	908
2013	50.461538	55.622802	10.23%	1,485
2012	39.507337	50.461538	27.73%	1,340
2011	54.064138	39.507337	-26.93%	724
2010	43.316130	54.064138	24.81%	724
2009	20.649302	43.316130	109.77%	2,187
2008	59.585849	20.649302	-65.35%	2,008
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	34.766086	33.630455	-3.27%	960
2016	24.584035	34.766086	41.42%	1,071
2015	37.540671	24.584035	-34.51%	2,071
2014	47.161318	37.540671	-20.40%	2,156
2013	43.360592	47.161318	8.77%	3,132
2012	42.624120	43.360592	1.73%	4,254
2011	51.845154	42.624120	-17.79%	1,502
2010	40.768529	51.845154	27.17%	1,532
2009	26.299894	40.768529	55.01%	1,689
2008	49.612322	26.299894	-46.99%	1,116
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.644301	20.711997	24.44%	8,423
2016	16.279990	16.644301	2.24%	8,825
2015	17.076474	16.279990	-4.66%	8,485
2014	15.747926	17.076474	8.44%	8,773
2013	11.949574	15.747926	31.79%	9,183
2012	10.444117	11.949574	14.41%	12,698
2011	11.391331	10.444117	-8.32%	13,138
2010	10.304419	11.391331	10.55%	13,710
2009	8.241655	10.304419	25.03%	11,914
2008	13.480539	8.241655	-38.86%	15,534

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.478369	29.078072	23.85%	3,404
2016	22.143667	23.478369	6.03%	3,800
2015	23.171692	22.143667	-4.44%	4,129
2014	23.999159	23.171692	-3.45%	4,602
2013	16.234487	23.999159	47.83%	1,131
2012	15.295201	16.234487	6.14%	1,050
2011	16.292339	15.295201	-6.12%	1,105
2010	13.060414	16.292339	24.75%	2,655
2009*	10.000000	13.060414	30.60%	1,968

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.051069	33.354678	10.99%	251
2016	24.483675	30.051069	22.74%	251
2015	26.397570	24.483675	-7.25%	251
2014	24.636453	26.397570	7.15%	251
2013	18.199975	24.636453	35.37%	251
2012	15.620945	18.199975	16.51%	251
2011	17.381158	15.620945	-10.13%	649
2010	13.960490	17.381158	24.50%	1,890
2009	9.950179	13.960490	40.30%	1,246
2008	15.746345	9.950179	-36.81%	535
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.946281	13.200773	1.97%	1,373
2016	12.609643	12.946281	2.67%	1,540
2015	13.145664	12.609643	-4.08%	1,566
2014	12.939239	13.145664	1.60%	2,746
2013	14.375290	12.939239	-9.99%	2,771
2012	13.611707	14.375290	5.61%	2,798
2011	12.384804	13.611707	9.91%	2,828
2010	11.979304	12.384804	3.39%	2,967
2009	11.051399	11.979304	8.40%	2,526
2008	11.418201	11.051399	-3.21%	1,487
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	22.064198	26.147039	18.50%	8,876
2016	19.767858	22.064198	11.62%	9,141
2015	21.296525	19.767858	-7.18%	9,630
2014	19.247220	21.296525	10.65%	12,635
2013	14.408594	19.247220	33.58%	11,724
2012	12.768265	14.408594	12.85%	13,027
2011	12.590202	12.768265	1.41%	13,996
2010	11.214752	12.590202	12.26%	14,471
2009	9.655567	11.214752	16.15%	19,594
2008	15.008913	9.655567	-35.67%	16,497

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	16.129127	20.814434	29.05%	0
2016	17.353149	16.129127	-7.05%	0
2015	17.511528	17.353149	-0.90%	0
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
2009	10.357850	13.626560	31.56%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.668395	24.902750	9.86%	1,459
2016	18.759978	22.668395	20.83%	1,456
2015	19.352003	18.759978	-3.06%	1,766
2014	16.900973	19.352003	14.50%	1,793
2013	13.207044	16.900973	27.97%	2,272
2012	11.544189	13.207044	14.40%	558
2011	11.819444	11.544189	-2.33%	1,032
2010	10.077340	11.819444	17.29%	373
2009	7.885187	10.077340	27.80%	699
2008	10.598040	7.885187	-25.60%	815
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	33.401916	35.726136	6.96%	0
2016	28.187789	33.401916	18.50%	0
2015	29.818974	28.187789	-5.47%	0
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
2009	14.057757	16.572080	17.89%	31,532
2008	19.520974	14.057757	-27.99%	31,883
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.943288	16.712206	11.84%	1,136
2016	14.636371	14.943288	2.10%	1,161
2015	15.032422	14.636371	-2.63%	2,035
2014	14.994880	15.032422	0.25%	2,058
2013	13.325434	14.994880	12.53%	3,276
2012	12.321456	13.325434	8.15%	3,253
2011	13.000998	12.321456	-5.23%	2,114
2010	12.043434	13.000998	7.95%	1,585
2009*	10.000000	12.043434	25.57%	172

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	458
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.801561	13.353207	13.15%	136
2016	10.415622	11.801561	13.31%	182
2015	10.863731	10.415622	-4.12%	216
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.282460	31.267371	10.55%	2,251
2016	22.871418	28.282460	23.66%	2,321
2015	23.809805	22.871418	-3.94%	2,509
2014	23.029788	23.809805	3.39%	3,170
2013	16.640715	23.029788	38.39%	2,747
2012	14.619211	16.640715	13.83%	3,359
2011	14.780793	14.619211	-1.09%	3,430
2010	11.943809	14.780793	23.75%	3,518
2009	9.713315	11.943809	22.96%	3,790
2008	14.296006	9.713315	-32.06%	3,407
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.624598	27.045498	19.54%	26,133
2016	20.592346	22.624598	9.87%	26,672
2015	20.708562	20.592346	-0.56%	26,897
2014	18.563872	20.708562	11.55%	30,036
2013	14.296365	18.563872	29.85%	35,599
2012	12.560075	14.296365	13.82%	36,308
2011	12.534993	12.560075	0.20%	37,780
2010	11.098333	12.534993	12.94%	40,352
2009	8.932279	11.098333	24.25%	41,756
2008	14.449022	8.932279	-38.18%	50,633

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.221165	20.669420	13.44%	5,766
2016	16.784834	18.221165	8.56%	5,683
2015	17.629661	16.784834	-4.79%	5,953
2014	15.799893	17.629661	11.58%	5,663
2013	11.957972	15.799893	32.13%	6,157
2012	10.858741	11.957972	10.12%	7,276
2011	10.941923	10.858741	-0.76%	9,253
2010	9.689745	10.941923	12.92%	8,732
2009	7.365892	9.689745	31.55%	14,084
2008	11.421512	7.365892	-35.51%	15,002
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	20.997999	26.297493	25.24%	4,843
2016	19.785458	20.997999	6.13%	5,136
2015	20.626571	19.785458	-4.08%	6,250
2014	19.402623	20.626571	6.31%	5,526
2013	16.290220	19.402623	19.11%	6,401
2012	14.999638	16.290220	8.60%	6,828
2011	13.989924	14.999638	7.22%	6,411
2010	12.335042	13.989924	13.42%	11,662
2009	10.233414	12.335042	20.54%	11,512
2008	14.770045	10.233414	-30.72%	13,486
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.521072	17.091151	26.40%	0
2016	13.948994	13.521072	-3.07%	0
2015	14.579743	13.948994	-4.33%	0
2014	16.348035	14.579743	-10.82%	0
2013	13.514652	16.348035	20.97%	0
2012	12.197026	13.514652	10.80%	0
2011	15.212883	12.197026	-19.82%	0
2010	14.808212	15.212883	2.73%	0
2009	11.495956	14.808212	28.81%	0
2008	18.649287	11.495956	-38.36%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	17.784290	21.808713	22.63%	0
2016	15.445135	17.784290	15.14%	0
2015	16.070177	15.445135	-3.89%	0
2014	16.083398	16.070177	-0.08%	0
2013	11.008542	16.083398	46.10%	0
2012	9.284438	11.008542	18.57%	0
2011	10.957081	9.284438	-15.27%	0
2010	8.494657	10.957081	28.99%	0
2009	6.852889	8.494657	23.96%	0
2008	11.165567	6.852889	-38.62%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.317425	10.496970	1.74%	471
2016	9.628675	10.317425	7.15%	471
2015	9.888323	9.628675	-2.63%	471
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	17.078720	17.475567	2.32%	5,605
2016	16.724858	17.078720	2.12%	5,604
2015	17.046953	16.724858	-1.89%	7,155
2014	16.699511	17.046953	2.08%	10,658
2013	16.805740	16.699511	-0.63%	14,112
2012	15.574255	16.805740	7.91%	14,395
2011	15.482982	15.574255	0.59%	18,599
2010	14.508802	15.482982	6.71%	21,256
2009	12.249031	14.508802	18.45%	24,958
2008	13.433556	12.249031	-8.82%	22,488
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.991882	15.549476	11.13%	793
2016	13.512821	13.991882	3.55%	793
2015	13.782506	13.512821	-1.96%	793
2014	13.429615	13.782506	2.63%	793
2013	12.042126	13.429615	11.52%	793
2012	10.963498	12.042126	9.84%	793
2011	11.178791	10.963498	-1.93%	793
2010	10.082086	11.178791	10.88%	793
2009	8.256936	10.082086	22.10%	793
2008	11.205533	8.256936	-26.31%	5,498
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.957265	15.988712	14.55%	1,584
2016	13.382146	13.957265	4.30%	1,584
2015	13.656702	13.382146	-2.01%	1,584
2014	13.267015	13.656702	2.94%	1,584
2013	11.633446	13.267015	14.04%	1,584
2012	10.450818	11.633446	11.32%	1,542
2011	10.746652	10.450818	-2.75%	1,498
2010	9.541377	10.746652	12.63%	1,583
2009	7.533560	9.541377	26.65%	1,434
2008	11.384028	7.533560	-33.82%	1,898

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	149
2010	9.061840	10.338382	14.09%	149
2009	7.011827	9.061840	29.24%	149
2008	11.513627	7.011827	-39.10%	174
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	32.450869	38.863105	19.76%	0
2016	30.574740	32.450869	6.14%	0
2015	30.915249	30.574740	-1.10%	0
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
2009	12.947874	17.275891	33.43%	41,606
2008	22.942085	12.947874	-43.56%	38,205
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.521292	10.060980	-4.38%	1,443
2016	8.012607	10.521292	31.31%	1,394
2015	10.280416	8.012607	-22.06%	2,007
2014	11.982777	10.280416	-14.21%	3,813
2013	9.814082	11.982777	22.10%	4,012
2012	9.528029	9.814082	3.00%	4,138
2011	10.218924	9.528029	-6.76%	4,853
2010	8.719783	10.218924	17.19%	3,713
2009	6.007924	8.719783	45.14%	3,121
2008	13.398310	6.007924	-55.16%	1,916
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	23.596135	26.179613	10.95%	7,940
2016	20.347994	23.596135	15.96%	8,468
2015	21.571362	20.347994	-5.67%	10,332
2014	20.187693	21.571362	6.85%	10,898
2013	16.034604	20.187693	25.90%	13,718
2012	13.912901	16.034604	15.25%	15,390
2011	14.025386	13.912901	-0.80%	17,807
2010	12.390959	14.025386	13.19%	29,251
2009	9.689103	12.390959	27.89%	33,441
2008	17.195174	9.689103	-43.65%	38,239

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	16.601874	21.946055	32.19%	0
2016	16.838050	16.601874	-1.40%	0
2015	16.230849	16.838050	3.74%	0
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
2009	5.279096	7.565769	43.32%	4,126
2008	11.944770	5.279096	-55.80%	3,766
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	20.660497	27.433514	32.78%	12,760
2016	20.857321	20.660497	-0.94%	13,019
2015	19.810096	20.857321	5.29%	13,768
2014	18.115623	19.810096	9.35%	14,882
2013	13.523417	18.115623	33.96%	17,374
2012	12.004671	13.523417	12.65%	17,955
2011	12.188437	12.004671	-1.51%	21,313
2010	9.989586	12.188437	22.01%	23,845
2009	7.926138	9.989586	26.03%	28,551
2008	15.273930	7.926138	-48.11%	33,700
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.589255	17.470019	5.31%	8,110
2016	14.747235	16.589255	12.49%	8,061
2015	15.579805	14.747235	-5.34%	8,813
2014	15.672773	15.579805	-0.59%	4,243
2013	15.051592	15.672773	4.13%	4,391
2012	13.402132	15.051592	12.31%	4,433
2011	13.111684	13.402132	2.22%	4,661
2010	11.716151	13.111684	11.91%	4,696
2009	8.285591	11.716151	41.40%	4,818
2008	11.242436	8.285591	-26.30%	4,884
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.863815	14.202694	2.44%	3,707
2016	13.472260	13.863815	2.91%	3,897
2015	13.795662	13.472260	-2.34%	4,073
2014	13.263887	13.795662	4.01%	3,690
2013	13.746171	13.263887	-3.51%	3,529
2012	13.214988	13.746171	4.02%	3,675
2011	12.532648	13.214988	5.44%	3,910
2010	11.834084	12.532648	5.90%	5,315
2009	10.402160	11.834084	13.77%	4,986
2008	10.942735	10.402160	-4.94%	5,516

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.134635	20.341919	18.72%	533
2016	15.539098	17.134635	10.27%	544
2015	16.040394	15.539098	-3.13%	1,393
2014	15.357892	16.040394	4.44%	1,405
2013	11.476643	15.357892	33.82%	1,695
2012	10.169563	11.476643	12.85%	5,166
2011	11.581012	10.169563	-12.19%	5,987
2010	9.149056	11.581012	26.58%	6,224
2009	6.643934	9.149056	37.71%	2,960
2008	11.167854	6.643934	-40.51%	2,454
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.384813	20.966575	27.96%	3,743
2016	17.558211	16.384813	-6.68%	3,634
2015	17.250679	17.558211	1.78%	3,390
2014	19.098781	17.250679	-9.68%	294
2013	14.894544	19.098781	28.23%	294
2012	12.564124	14.894544	18.55%	483
2011	15.433555	12.564124	-18.59%	483
2010	13.887863	15.433555	11.13%	483
2009	11.168216	13.887863	24.35%	483
2008	20.229789	11.168216	-44.79%	483
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.176103	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.145230	25.965149	17.25%	1,153
2016	20.566325	22.145230	7.68%	1,177
2015	21.570322	20.566325	-4.65%	1,646
2014	20.556494	21.570322	4.93%	1,936
2013	16.022975	20.556494	28.29%	2,123
2012	12.818429	16.022975	25.00%	1,825
2011	14.298263	12.818429	-10.35%	1,863
2010	11.496555	14.298263	24.37%	2,474
2009	7.426726	11.496555	54.80%	2,315
2008	15.467034	7.426726	-51.98%	2,587
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	6,613
2009	6.582545	8.432430	28.10%	6,919
2008*	10.000000	6.582545	-34.17%	7,416

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.260483	16.461281	7.87%	382
2016	13.607542	15.260483	12.15%	382
2015	14.885982	13.607542	-8.59%	382
2014	14.467906	14.885982	2.89%	382
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	1,413
2010	10.443102	11.572490	10.81%	1,906
2009	7.830809	10.443102	33.36%	4,152
2008	11.319149	7.830809	-30.82%	2,164
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.487423	19.031775	8.83%	1,901
2016	13.657150	17.487423	28.05%	2,022
2015	14.993919	13.657150	-8.92%	2,238
2014	15.158943	14.993919	-1.09%	2,400
2013	11.313360	15.158943	33.99%	3,474
2012	9.716856	11.313360	16.43%	2,371
2011	10.265572	9.716856	-5.35%	3,493
2010	8.140276	10.265572	26.11%	4,124
2009	6.408405	8.140276	27.02%	5,028
2008	9.728001	6.408405	-34.12%	2,780
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.516336	11.761082	38.10%	2,457
2016	7.372831	8.516336	15.51%	2,488
2015	9.324509	7.372831	-20.93%	2,521
2014*	10.000000	9.324509	-6.75%	2,529
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.977491	18.389296	15.10%	0
2016	15.112877	15.977491	5.72%	0
2015	16.401134	15.112877	-7.85%	0
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
2009	10.406862	14.057145	35.08%	0
2008	17.705569	10.406862	-41.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.373541	9.610587	14.77%	494
2016	7.943667	8.373541	5.41%	494
2015	8.637805	7.943667	-8.04%	226
2014*	10.000000	8.637805	-13.62%	197

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.503678	9.527299	0.25%	5,367
2016	9.386840	9.503678	1.24%	5,485
2015	9.973696	9.386840	-5.88%	6,370
2014*	10.000000	9.973696	-0.26%	7,455
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.289725	13.907653	13.16%	0
2016	11.320692	12.289725	8.56%	0
2015	11.587827	11.320692	-2.31%	0
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
2009	7.519611	8.854663	17.75%	0
2008	12.409439	7.519611	-39.40%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.881730	18.247735	22.62%	0
2016	13.925704	14.881730	6.87%	0
2015	14.170596	13.925704	-1.73%	0
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
2009	5.358453	7.586876	41.59%	0
2008	9.075650	5.358453	-40.96%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	15.011756	16.889035	12.51%	0
2016	14.130368	15.011756	6.24%	0
2015	14.352055	14.130368	-1.54%	0
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
2009	8.207082	10.140371	23.56%	0
2008	11.462737	8.207082	-28.40%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.515127	19.772275	12.89%	0
2016	14.511799	17.515127	20.70%	0
2015	15.483098	14.511799	-6.27%	0
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
2009	6.964170	9.110161	30.81%	0
2008	11.500417	6.964170	-39.44%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.181156	18.996691	4.49%	0
2016	15.729698	18.181156	15.58%	0
2015	16.651777	15.729698	-5.54%	0
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
2009	7.299749	12.402468	69.90%	0
2008	10.600241	7.299749	-31.14%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.370023	21.795695	1.99%	0
2016	17.161492	21.370023	24.52%	0
2015	18.686142	17.161492	-8.16%	0
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
2009	7.063955	10.833277	53.36%	0
2008	11.695402	7.063955	-39.60%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.335223	21.624091	11.84%	0
2016	15.509268	19.335223	24.67%	0
2015	16.918962	15.509268	-8.33%	0
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
2009	7.564680	10.707980	41.55%	0
2008	10.752374	7.564680	-29.65%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.150035	19.439386	20.37%	0
2016	14.472866	16.150035	11.59%	0
2015	14.908672	14.472866	-2.92%	0
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
2009	5.568871	7.404625	32.96%	0
2008	10.729449	5.568871	-48.10%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	15.080258	19.297711	27.97%	0
2016	14.102669	15.080258	6.93%	0
2015	13.592949	14.102669	3.75%	0
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
2009	6.169693	8.087402	31.08%	0
2008	9.968928	6.169693	-38.11%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.720697	18.437259	25.25%	0
2016	14.635080	14.720697	0.59%	0
2015	14.171105	14.635080	3.27%	0
2014	13.287443	14.171105	6.65%	0
2013	9.640751	13.287443	37.83%	0
2012*	10.000000	9.640751	-3.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	19.116848	21.279539	11.31%	0
2016	17.627423	19.116848	8.45%	0
2015	19.020703	17.627423	-7.33%	0
2014	17.883026	19.020703	6.36%	0
2013	14.068124	17.883026	27.12%	0
2012	12.560964	14.068124	12.00%	0
2011	12.779332	12.560964	-1.71%	0
2010	11.860299	12.779332	7.75%	0
2009	9.399440	11.860299	26.18%	0
2008	13.681114	9.399440	-31.30%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.480511	15.813380	9.20%	0
2016	12.788500	14.480511	13.23%	0
2015	13.308328	12.788500	-3.91%	0
2014	12.410379	13.308328	7.24%	0
2013	10.080044	12.410379	23.12%	0
2012	9.104547	10.080044	10.71%	0
2011*	10.000000	9.104547	-8.95%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.345083	13.726401	11.19%	0
2016	12.300682	12.345083	0.36%	0
2015	12.694989	12.300682	-3.11%	0
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
2009	6.435799	8.325135	29.36%	0
2008	11.822368	6.435799	-45.56%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.695811	21.298462	13.92%	0
2016	21.469288	18.695811	-12.92%	0
2015	21.160202	21.469288	1.46%	0
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
2009	8.228641	10.332565	25.57%	0
2008	11.721532	8.228641	-29.80%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	20.453443	24.744388	20.98%	0
2016	20.889999	20.453443	-2.09%	0
2015	21.750204	20.889999	-3.95%	0
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
2009	12.238290	16.278322	33.01%	0
2008	20.872212	12.238290	-41.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.591719	16.328077	20.13%	331
2016	13.740486	13.591719	-1.08%	331
2015	13.826971	13.740486	-0.63%	331
2014	13.054812	13.826971	5.91%	331
2013	9.716985	13.054812	34.35%	331
2012*	10.000000	9.716985	-2.83%	331
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.723446	27.596824	16.33%	600
2016	24.756157	23.723446	-4.17%	600
2015	27.463854	24.756157	-9.86%	724
2014	29.476705	27.463854	-6.83%	1,621
2013	23.951566	29.476705	23.07%	1,621
2012	20.435570	23.951566	17.21%	1,621
2011	22.391287	20.435570	-8.73%	1,959
2010	20.949286	22.391287	6.88%	302
2009*	10.000000	20.949286	22.98%	211
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.614016	26.875063	4.92%	856
2016	22.414337	25.614016	14.28%	961
2015	24.376083	22.414337	-8.05%	442
2014	24.321763	24.376083	0.22%	863
2013	22.379973	24.321763	8.68%	461
2012	19.180786	22.379973	16.68%	479

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.815559	9.977728	1.65%	3,150
2016	9.762875	9.815559	0.54%	3,150
2015*	10.000000	9.762875	-2.37%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.717118	20.095566	27.86%	17,332
2016	15.675585	15.717118	0.26%	18,733
2015	14.238825	15.675585	10.09%	22,154
2014	13.347475	14.238825	6.68%	22,043
2013	10.368800	13.347475	28.73%	25,253
2012	8.512229	10.368800	21.81%	26,103
2011	9.300365	8.512229	-8.47%	28,350
2010	8.880893	9.300365	4.72%	33,750
2009	6.184179	8.880893	43.61%	40,863
2008	11.291345	6.184179	-45.23%	36,988
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.323581	11.863698	42.53%	9,748
2016	7.433204	8.323581	11.98%	8,751
2015	7.222380	7.433204	2.92%	8,858
2014	6.715779	7.222380	7.54%	7,436
2013	5.043466	6.715779	33.16%	10,631
2012	4.304075	5.043466	17.18%	13,642
2011	4.790931	4.304075	-10.16%	2,181
2010	3.915887	4.790931	22.35%	2,262
2009	2.537698	3.915887	54.31%	2,262
2008	4.605487	2.537698	-44.90%	2,527
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.822826	12.637389	28.65%	11,230
2016	10.705242	9.822826	-8.24%	11,715
2015	11.935803	10.705242	-10.31%	15,163
2014	13.806972	11.935803	-13.55%	14,910
2013	12.284193	13.806972	12.40%	22,700
2012	11.036128	12.284193	11.31%	26,159
2011	16.584115	11.036128	-33.45%	6,608
2010	13.487751	16.584115	22.96%	7,112
2009	7.658356	13.487751	76.12%	9,236
2008	16.301067	7.658356	-53.02%	10,380

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	361
2013	16.700709	21.730830	30.12%	656
2012	14.106981	16.700709	18.39%	896
2011	14.039775	14.106981	0.48%	289
2010	11.563093	14.039775	21.42%	289
2009	9.279686	11.563093	24.61%	289
2008	14.126858	9.279686	-34.31%	289
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	260
2012	13.235050	15.736283	18.90%	299
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.152334	26.721941	15.42%	1,427
2016	20.689497	23.152334	11.90%	1,629
2015	21.234957	20.689497	-2.57%	2,053
2014	19.592324	21.234957	8.38%	2,866
2013	14.691344	19.592324	33.36%	2,931
2012	12.890980	14.691344	13.97%	3,217
2011	13.168233	12.890980	-2.11%	3,076
2010	12.038713	13.168233	9.38%	2,006
2009	9.996365	12.038713	20.43%	2,329
2008	15.112583	9.996365	-33.85%	2,747
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.750743	19.646427	24.73%	875
2016	15.421840	15.750743	2.13%	988
2015	14.748434	15.421840	4.57%	235
2014	14.827911	14.748434	-0.54%	2,126
2013	11.812291	14.827911	25.53%	568
2012	10.360352	11.812291	14.01%	1,050
2011	10.724430	10.360352	-3.39%	754
2010*	10.000000	10.724430	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.818872	13.395069	4.49%	641
2016	12.282728	12.818872	4.37%	754
2015	12.570645	12.282728	-2.29%	879
2014	11.850643	12.570645	6.08%	1,071
2013	12.087773	11.850643	-1.96%	364
2012	11.230833	12.087773	7.63%	364
2011	10.808313	11.230833	3.91%	364
2010	10.256771	10.808313	5.38%	364
2009	9.511461	10.256771	7.84%	749
2008	10.770119	9.511461	-11.69%	1,811
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	42.935150	46.329118	7.90%	1,346
2016	39.485825	42.935150	8.74%	1,349
2015	40.601309	39.485825	-2.75%	1,357
2014	40.108324	40.601309	1.23%	1,377
2013	44.691789	40.108324	-10.26%	1,386
2012	38.523903	44.691789	16.01%	1,394
2011	36.594804	38.523903	5.27%	1,397
2010	33.904538	36.594804	7.93%	1,449
2009	26.475117	33.904538	28.06%	1,484
2008	31.661206	26.475117	-16.38%	1,587
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.230453	17.392956	14.20%	0
2016	14.667306	15.230453	3.84%	0
2015	15.932340	14.667306	-7.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.912377	26.628204	6.89%	15,004
2016	21.030740	24.912377	18.46%	15,374
2015	22.338693	21.030740	-5.86%	16,752
2014	20.079314	22.338693	11.25%	19,219
2013	15.478551	20.079314	29.72%	22,300
2012	13.726207	15.478551	12.77%	25,053
2011	13.866343	13.726207	-1.01%	27,363
2010	12.425797	13.866343	11.59%	35,123
2009*	10.000000	12.425797	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.158080	17.263241	13.89%	2,127
2016	14.139190	15.158080	7.21%	2,127
2015	14.236307	14.139190	-0.68%	9,997
2014	13.787099	14.236307	3.26%	9,379
2013	11.370678	13.787099	21.25%	9,739
2012	9.991547	11.370678	13.80%	12,779
2011	10.065308	9.991547	-0.73%	11,805
2010	9.136156	10.065308	10.17%	11,961
2009	7.527012	9.136156	21.38%	3,202
2008	10.898553	7.527012	-30.94%	2,748
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	506
2009	9.356954	10.320671	10.30%	579
2008	10.556053	9.356954	-11.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.547460	20.027113	28.81%	850
2016	15.778035	15.547460	-1.46%	676
2015	15.057525	15.778035	4.79%	685
2014	15.034179	15.057525	0.16%	519
2013	11.882881	15.034179	26.52%	283
2012	9.896797	11.882881	20.07%	266
2011	11.095465	9.896797	-10.80%	2,776
2010	10.136054	11.095465	9.47%	2,893
2009	7.278126	10.136054	39.27%	3,041
2008	12.060105	7.278126	-39.65%	2,486

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.167261	20.321420	25.69%	195
2016	15.071677	16.167261	7.27%	682
2015	14.399082	15.071677	4.67%	1,345
2014	13.547789	14.399082	6.28%	1,176
2013	10.627978	13.547789	27.47%	1,317
2012	9.204869	10.627978	15.46%	1,310
2011	9.819331	9.204869	-6.26%	1,828
2010	8.447133	9.819331	16.24%	2,596
2009	6.188730	8.447133	36.49%	2,536
2008	11.280075	6.188730	-45.14%	1,375
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	193
2013	9.254218	12.102238	30.78%	193
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
2009	5.958951	7.659289	28.53%	0
2008	9.782890	5.958951	-39.09%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	19.774620	22.949435	16.05%	4,249
2016	17.054837	19.774620	15.95%	4,603
2015	18.506738	17.054837	-7.85%	5,212
2014	17.236897	18.506738	7.37%	6,012
2013	12.920904	17.236897	33.40%	7,088
2012	11.090374	12.920904	16.51%	10,062
2011	11.544495	11.090374	-3.93%	11,443
2010	10.138888	11.544495	13.86%	13,860
2009	8.019511	10.138888	26.43%	13,721
2008	12.941561	8.019511	-38.03%	14,147
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.161950	22.220127	5.00%	3,868
2016	18.847818	21.161950	12.28%	3,934
2015	19.677103	18.847818	-4.21%	3,790
2014	19.509651	19.677103	0.86%	3,712
2013	18.526694	19.509651	5.31%	2,076
2012	16.444472	18.526694	12.66%	2,077
2011	16.104864	16.444472	2.11%	2,230
2010	14.471327	16.104864	11.29%	2,944
2009	10.078138	14.471327	43.59%	3,369
2008	14.230330	10.078138	-29.18%	3,839

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.126998	17.348045	22.80%	7,856
2016	12.643529	14.126998	11.73%	6,666
2015	12.995975	12.643529	-2.71%	7,985
2014	12.395937	12.995975	4.84%	8,072
2013	8.763596	12.395937	41.45%	9,530
2012	7.619990	8.763596	15.01%	9,790
2011	8.766116	7.619990	-13.07%	10,530
2010	7.709797	8.766116	13.70%	12,622
2009	5.124937	7.709797	50.44%	16,329
2008*	10.000000	5.124937	-48.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.811271	18.446554	16.67%	1,510
2016	14.599508	15.811271	8.30%	1,710
2015	14.892679	14.599508	-1.97%	1,843
2014	13.690911	14.892679	8.78%	2,088
2013	10.031599	13.690911	36.48%	2,138
2012	9.148330	10.031599	9.65%	2,593
2011	9.606980	9.148330	-4.77%	2,614
2010	7.904167	9.606980	21.54%	2,704
2009	6.110003	7.904167	29.36%	2,211
2008*	10.000000	6.110003	-38.90%	2,640
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	15,045
2011	10.109875	9.809665	-2.97%	15,045
2010	9.310557	10.109875	8.59%	15,045
2009	7.900737	9.310557	17.84%	14,935
2008*	10.000000	7.900737	-20.99%	15,063

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.937855	14.736256	13.90%	639
2016	12.256900	12.937855	5.56%	639
2015	12.630362	12.256900	-2.96%	639
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.736944	12.277824	4.61%	260
2016	11.407105	11.736944	2.89%	260
2015	11.684228	11.407105	-2.37%	260
2014	11.496666	11.684228	1.63%	260
2013	11.140023	11.496666	3.20%	260
2012	10.537207	11.140023	5.72%	260
2011	10.564529	10.537207	-0.26%	260
2010	10.057746	10.564529	5.04%	2,768
2009	9.048338	10.057746	11.16%	2,508
2008*	10.000000	9.048338	-9.52%	2,508
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.794196	14.341530	12.09%	3,694
2016	12.186954	12.794196	4.98%	1,776
2015	12.524925	12.186954	-2.70%	1,776
2014	12.178483	12.524925	2.84%	1,129
2013	10.511275	12.178483	15.86%	1,129
2012	9.511460	10.511275	10.51%	1,129
2011	9.901666	9.511460	-3.94%	1,129
2010	9.039810	9.901666	9.53%	1,129
2009	7.537235	9.039810	19.94%	1,301
2008*	10.000000	7.537235	-24.63%	1,129

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	160
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.413066	12.745604	2.68%	988
2016	11.980252	12.413066	3.61%	1,214
2015	12.269614	11.980252	-2.36%	1,994
2014	11.875142	12.269614	3.32%	2,071
2013	12.309680	11.875142	-3.53%	1,473
2012	11.616012	12.309680	5.97%	1,580
2011	11.079660	11.616012	4.84%	1,694
2010	10.522958	11.079660	5.29%	2,267
2009	9.835494	10.522958	6.99%	1,783
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	213
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.027729	11.626689	15.95%	0
2016	9.153186	10.027729	9.55%	0
2015*	10.000000	9.153186	-8.47%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.004102	11.200514	11.96%	0
2016	9.351434	10.004102	6.98%	0
2015*	10.000000	9.351434	-6.49%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	17.683070	24.610636	39.18%	1,995
2016	16.690897	17.683070	5.94%	1,999
2015	20.202692	16.690897	-17.38%	2,069
2014	21.738751	20.202692	-7.07%	2,170
2013	21.939880	21.738751	-0.92%	664
2012	19.031933	21.939880	15.28%	664
2011	24.928611	19.031933	-23.65%	1,083
2010	21.817344	24.928611	14.26%	1,086
2009	13.583195	21.817344	60.62%	1,093
2008	32.699975	13.583195	-58.46%	476
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.864264	14.924394	0.40%	10,256
2016	15.001687	14.864264	-0.92%	11,068
2015	15.269983	15.001687	-1.76%	13,291
2014	14.847745	15.269983	2.84%	15,272
2013	15.735000	14.847745	-5.64%	22,328
2012	15.525064	15.735000	1.35%	23,018
2011	14.717057	15.525064	5.49%	26,562
2010	14.281051	14.717057	3.05%	33,624
2009	14.140468	14.281051	0.99%	34,301
2008	13.347313	14.140468	5.94%	36,286
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.147023	10.022113	-1.23%	23,364
2016	10.315997	10.147023	-1.64%	25,470
2015	10.489064	10.315997	-1.65%	26,863
2014	10.665034	10.489064	-1.65%	28,755
2013	10.843956	10.665034	-1.65%	33,290
2012	11.026379	10.843956	-1.65%	48,463
2011	11.210847	11.026379	-1.65%	49,567
2010	11.398912	11.210847	-1.65%	38,164
2009	11.585286	11.398912	-1.61%	44,350
2008	11.542601	11.585286	0.37%	123,563
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.362574	15.497310	25.36%	3,186
2016	12.461136	12.362574	-0.79%	3,146
2015	13.069787	12.461136	-4.66%	3,105
2014	13.348944	13.069787	-2.09%	3,232
2013	11.518717	13.348944	15.89%	1,814
2012	10.131129	11.518717	13.70%	1,814
2011	11.415524	10.131129	-11.25%	1,814
2010	10.245196	11.415524	11.42%	0
2009	8.030285	10.245196	27.58%	0
2008	15.136694	8.030285	-46.95%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.151249	11.201954	22.41%	546
2016	9.255949	9.151249	-1.13%	484
2015	9.543806	9.255949	-3.02%	433
2014	10.344002	9.543806	-7.74%	673
2013	8.691317	10.344002	19.02%	626
2012	7.475938	8.691317	16.26%	276
2011	8.721870	7.475938	-14.29%	223
2010	8.257188	8.721870	5.63%	173
2009	6.528074	8.257188	26.49%	125
2008	11.663775	6.528074	-44.03%	68
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.390319	22.586054	16.48%	13,041
2016	18.009603	19.390319	7.67%	12,743
2015	18.496385	18.009603	-2.63%	12,398
2014	17.913635	18.496385	3.25%	12,471
2013	14.313888	17.913635	25.15%	12,368
2012	12.557531	14.313888	13.99%	12,418
2011	13.290291	12.557531	-5.51%	12,857
2010	11.788571	13.290291	12.74%	13,276
2009	9.422814	11.788571	25.11%	11,488
2008	15.170486	9.422814	-37.89%	10,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.631263	17.085329	9.30%	411
2016	14.950504	15.631263	4.55%	411
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.032452	20.362201	12.92%	465
2016	17.017118	18.032452	5.97%	465
2015	17.395140	17.017118	-2.17%	465
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.691278	14.231220	3.94%	5,409
2016	13.351094	13.691278	2.55%	5,757
2015	13.539235	13.351094	-1.39%	6,054
2014	13.250871	13.539235	2.18%	6,348
2013	12.852190	13.250871	3.10%	7,366
2012	12.425243	12.852190	3.44%	8,817
2011	12.273494	12.425243	1.24%	10,765
2010	11.784925	12.273494	4.15%	11,087
2009	10.984715	11.784925	7.28%	11,402
2008	11.884834	10.984715	-7.57%	12,426
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.111993	19.006098	11.07%	25,310
2016	16.238382	17.111993	5.38%	25,396
2015	16.566255	16.238382	-1.98%	25,312
2014	16.014452	16.566255	3.45%	27,964
2013	13.961615	16.014452	14.70%	30,553
2012	12.811240	13.961615	8.98%	33,138
2011	13.030994	12.811240	-1.69%	35,498
2010	11.945785	13.030994	9.08%	50,871
2009	10.195277	11.945785	17.17%	58,130
2008	13.497257	10.195277	-24.46%	60,623
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.574136	21.315490	14.76%	16,267
2016	17.408387	18.574136	6.70%	16,739
2015	17.830585	17.408387	-2.37%	21,348
2014	17.273480	17.830585	3.23%	23,664
2013	14.351642	17.273480	20.36%	25,592
2012	12.827832	14.351642	11.88%	27,319
2011	13.325997	12.827832	-3.74%	43,301
2010	12.008250	13.325997	10.97%	47,811
2009	9.815472	12.008250	22.34%	51,215
2008	14.546762	9.815472	-32.52%	62,161

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.652932	16.813496	7.41%	2,635
2016	15.056168	15.652932	3.96%	2,729
2015	15.313449	15.056168	-1.68%	3,051
2014	14.865813	15.313449	3.01%	3,275
2013	13.679526	14.865813	8.67%	3,611
2012	12.874464	13.679526	6.25%	4,277
2011	12.825438	12.874464	0.38%	4,394
2010	12.017093	12.825438	6.73%	5,125
2009	10.665626	12.017093	12.67%	5,389
2008	12.765018	10.665626	-16.45%	4,047
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.510413	29.439387	25.22%	27,848
2016	23.065901	23.510413	1.93%	28,374
2015	22.316302	23.065901	3.36%	31,590
2014	20.855456	22.316302	7.00%	35,739
2013	15.511833	20.855456	34.45%	45,953
2012	13.289460	15.511833	16.72%	55,856
2011	13.820663	13.289460	-3.84%	64,905
2010	12.915827	13.820663	7.01%	74,925
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	46.730765	53.214361	13.87%	4,266
2016	39.498508	46.730765	18.31%	4,471
2015	41.205435	39.498508	-4.14%	4,845
2014	38.289697	41.205435	7.61%	5,796
2013	29.261437	38.289697	30.85%	6,531
2012	25.327907	29.261437	15.53%	6,682
2011	26.424307	25.327907	-4.15%	7,781
2010	21.289110	26.424307	24.12%	10,374
2009	15.828437	21.289110	34.50%	10,578
2008	25.331025	15.828437	-37.51%	10,584

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	17.773844	18.588214	4.58%	754
2016	16.632981	17.773844	6.86%	719
2015	17.415410	16.632981	-4.49%	1,378
2014	17.045594	17.415410	2.17%	2,436
2013	17.528677	17.045594	-2.76%	2,343
2012	15.878371	17.528677	10.39%	2,172
2011	15.295503	15.878371	3.81%	2,645
2010	14.063112	15.295503	8.76%	2,456
2009	11.496194	14.063112	22.33%	2,508
2008	14.132859	11.496194	-18.66%	3,347
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.779761	20.757249	23.70%	4,770
2016	17.430349	16.779761	-3.73%	5,022
2015	17.810323	17.430349	-2.13%	5,037
2014	18.293580	17.810323	-2.64%	5,307
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
2009*	10.000000	13.428683	34.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.696196	10.513950	20.90%	265
2016	8.402621	8.696196	3.49%	280
2015	9.004606	8.402621	-6.69%	311
2014*	10.000000	9.004606	-9.95%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.676860	18.795560	28.06%	11,194
2016	14.602627	14.676860	0.51%	11,948
2015	14.354615	14.602627	1.73%	12,167
2014	13.216205	14.354615	8.61%	15,520
2013	9.973093	13.216205	32.52%	18,289
2012	8.715404	9.973093	14.43%	25,596
2011	9.126546	8.715404	-4.50%	26,012
2010	8.033533	9.126546	13.61%	29,785
2009	6.294094	8.033533	27.64%	13,933
2008*	10.000000	6.294094	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.611431	19.839837	12.65%	1,099
2016	15.389822	17.611431	14.44%	1,271
2015	16.157176	15.389822	-4.75%	1,298
2014	14.864745	16.157176	8.69%	2,055
2013	11.159296	14.864745	33.21%	1,851
2012	9.631549	11.159296	15.86%	2,422
2011	10.399117	9.631549	-7.38%	2,320
2010*	10.000000	10.399117	3.99%	4,006

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.543434	16.358487	12.48%	0
2016	12.742183	14.543434	14.14%	0
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	1,255
2010	7.867363	8.723860	10.89%	2,138
2009	6.278351	7.867363	25.31%	2,161
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.815684	18.613910	25.64%	25,788
2016	14.148778	14.815684	4.71%	28,186
2015	14.412852	14.148778	-1.83%	29,649
2014	14.086295	14.412852	2.32%	32,874
2013	10.308026	14.086295	36.65%	34,577
2012	9.121841	10.308026	13.00%	41,926
2011	9.684178	9.121841	-5.81%	46,133
2010	7.764221	9.684178	24.73%	56,677
2009	6.210174	7.764221	25.02%	63,048
2008*	10.000000	6.210174	-37.90%	805
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.816657	21.068266	11.97%	10,484
2016	16.269097	18.816657	15.66%	10,960
2015	17.033591	16.269097	-4.49%	11,393
2014	14.800321	17.033591	15.09%	12,745
2013	11.091371	14.800321	33.44%	16,094
2012	9.693418	11.091371	14.42%	16,820
2011	10.089948	9.693418	-3.93%	17,791
2010	8.575528	10.089948	17.66%	17,965
2009	6.683090	8.575528	28.32%	21,631
2008*	10.000000	6.683090	-33.17%	1,982
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	22.205325	27.283743	22.87%	3,305
2016	20.845623	22.205325	6.52%	3,345
2015	21.036305	20.845623	-0.91%	3,264
2014	20.804328	21.036305	1.12%	3,365
2013	14.660146	20.804328	41.91%	4,147
2012	13.140838	14.660146	11.56%	4,300
2011	13.448046	13.140838	-2.28%	5,191
2010	10.899692	13.448046	23.38%	6,914
2009	8.694850	10.899692	25.36%	7,802
2008	16.500572	8.694850	-47.31%	6,178

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	58.189508	62.419206	7.27%	4,665
2016	46.979790	58.189508	23.86%	4,764
2015	50.829279	46.979790	-7.57%	5,188
2014	48.290989	50.829279	5.26%	5,937
2013	34.971850	48.290989	38.09%	6,904
2012	29.523646	34.971850	18.45%	7,330
2011	31.621378	29.523646	-6.63%	8,502
2010	25.395119	31.621378	24.52%	9,515
2009	20.458082	25.395119	24.13%	9,865
2008	30.659723	20.458082	-33.27%	9,236
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	45.741105	51.056408	11.62%	2,771
2016	37.861612	45.741105	20.81%	2,880
2015	39.136843	37.861612	-3.26%	3,240
2014	39.471739	39.136843	-0.85%	3,656
2013	28.482329	39.471739	38.58%	3,828
2012	25.074127	28.482329	13.59%	4,360
2011	26.994603	25.074127	-7.11%	5,136
2010	21.901665	26.994603	23.25%	6,353
2009	16.532129	21.901665	32.48%	7,047
2008	27.195852	16.532129	-39.21%	7,896
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	19.863101	23.545874	18.54%	7,047
2016	18.130502	19.863101	9.56%	7,170
2015	18.263843	18.130502	-0.73%	7,735
2014	16.558718	18.263843	10.30%	9,209
2013	12.842232	16.558718	28.94%	9,814
2012	11.433035	12.842232	12.33%	10,574
2011	11.563297	11.433035	-1.13%	10,877
2010	10.363320	11.563297	11.58%	16,578
2009	8.356437	10.363320	24.02%	17,718
2008	14.538377	8.356437	-42.52%	18,448
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.853685	14.511046	4.75%	11,339
2016	13.121192	13.853685	5.58%	11,341
2015	14.096552	13.121192	-6.92%	12,997
2014	11.120712	14.096552	26.76%	13,894
2013	10.973139	11.120712	1.34%	16,178
2012	9.636371	10.973139	13.87%	16,449
2011	9.199628	9.636371	4.75%	17,887
2010	7.185158	9.199628	28.04%	19,961
2009	5.583979	7.185158	28.67%	21,814
2008*	10.000000	5.583979	-44.16%	1,657

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.118129	16.833064	19.23%	4,049
2016	12.885837	14.118129	9.56%	3,613
2015	12.979641	12.885837	-0.72%	3,260
2014	11.671121	12.979641	11.21%	441
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	1,552
2013	10.584447	10.420778	-1.55%	4,207
2012	10.396146	10.584447	1.81%	4,207
2011	10.434627	10.396146	-0.37%	4,693
2010	10.358995	10.434627	0.73%	4,693
2009	9.833644	10.358995	5.34%	5,330
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	251
2013*	10.000000	12.539903	25.40%	251
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.694518	16.529178	20.70%	962
2016	13.770088	13.694518	-0.55%	1,142
2015	14.569816	13.770088	-5.49%	1,262
2014	16.128251	14.569816	-9.66%	1,548
2013	13.654891	16.128251	18.11%	1,593
2012	11.612565	13.654891	17.59%	2,149
2011	13.482517	11.612565	-13.87%	2,151
2010	12.890526	13.482517	4.59%	2,219
2009*	10.000000	12.890526	28.91%	1,986
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.989767	9.912943	-0.77%	3,072
2016	10.034563	9.989767	-0.45%	3,138
2015	10.184191	10.034563	-1.47%	4,042
2014	10.292279	10.184191	-1.05%	5,589
2013	10.400788	10.292279	-1.04%	5,589
2012	10.110137	10.400788	2.87%	2,718
2011	10.249691	10.110137	-1.36%	3,567
2010	9.898494	10.249691	3.55%	3,447
2009	8.880976	9.898494	11.46%	2,457
2008	10.430732	8.880976	-14.86%	2,966
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.061469	24.532624	16.48%	324
2016	19.491551	21.061469	8.05%	324
2015	19.910873	19.491551	-2.11%	324
2014	18.340796	19.910873	8.56%	324
2013	13.552243	18.340796	35.33%	793
2012	12.416826	13.552243	9.14%	324
2011	13.025977	12.416826	-4.68%	324
2010	10.780466	13.025977	20.83%	324
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	1,020
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	23.673699	29.532267	24.75%	0
2016	24.611825	23.673699	-3.81%	0
2015	24.168341	24.611825	1.83%	0
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
2009	9.998534	14.211338	42.13%	27,291
2008	18.660785	9.998534	-46.42%	30,198
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	23.236297	29.434183	26.67%	9,742
2016	23.086149	23.236297	0.65%	10,555
2015	22.018866	23.086149	4.85%	11,097
2014	21.164127	22.018866	4.04%	11,247
2013	15.824629	21.164127	33.74%	14,315
2012	13.818060	15.824629	14.52%	15,784
2011	13.897125	13.818060	-0.57%	16,347
2010	11.085415	13.897125	25.36%	17,715
2009	8.499807	11.085415	30.42%	22,893
2008	16.968927	8.499807	-49.91%	23,100

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.738413	23.843544	34.42%	6,805
2016	18.020436	17.738413	-1.57%	6,872
2015	17.627536	18.020436	2.23%	7,747
2014	17.521645	17.627536	0.60%	9,922
2013	13.994104	17.521645	25.21%	4,101
2012	11.734129	13.994104	19.26%	4,399
2011	13.009145	11.734129	-9.80%	4,956
2010	11.406210	13.009145	14.05%	7,957
2009	8.297510	11.406210	37.47%	8,227
2008	14.105944	8.297510	-41.18%	10,425
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	23.537874	27.065356	14.99%	12,024
2016	21.440825	23.537874	9.78%	13,139
2015	21.098313	21.440825	1.62%	13,388
2014	19.378158	21.098313	8.88%	15,199
2013	14.952247	19.378158	29.60%	17,496
2012	13.008854	14.952247	14.94%	21,191
2011	13.228552	13.008854	-1.66%	23,712
2010	11.584325	13.228552	14.19%	25,083
2009	9.181622	11.584325	26.17%	27,824
2008	15.173013	9.181622	-39.49%	31,478
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.783522	19.967032	12.28%	451
2016	15.315998	17.783522	16.11%	611
2015	16.549254	15.315998	-7.45%	611
2014	15.032932	16.549254	10.09%	765
2013	10.839177	15.032932	38.69%	310
2012	9.341222	10.839177	16.04%	310
2011	9.712507	9.341222	-3.82%	310
2010	8.002283	9.712507	21.37%	310
2009	5.930641	8.002283	34.93%	628
2008	9.699671	5.930641	-38.86%	1,360

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	275
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.782586	11.743583	8.91%	49
2016	10.653665	10.782586	1.21%	49
2015	11.669747	10.653665	-8.71%	49
2014	11.829924	11.669747	-1.35%	49
2013	12.873813	11.829924	-8.11%	49
2012	12.439490	12.873813	3.49%	49
2011	11.665801	12.439490	6.63%	640
2010	10.845085	11.665801	7.57%	49
2009*	10.000000	10.845085	8.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.147944	11.101800	-0.41%	1,724
2016	11.188458	11.147944	-0.36%	1,952
2015	11.352455	11.188458	-1.44%	2,002
2014	11.457181	11.352455	-0.91%	2,017
2013	11.676512	11.457181	-1.88%	2,036
2012	11.227334	11.676512	4.00%	2,048
2011	11.301282	11.227334	-0.65%	2,067
2010	10.924366	11.301282	3.45%	3,396
2009*	10.000000	10.924366	9.24%	2,027
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.107765	13.364174	1.96%	0
2016	12.669901	13.107765	3.46%	0
2015	13.240569	12.669901	-4.31%	0
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
2009	10.060713	11.710042	16.39%	0
2008	11.002360	10.060713	-8.56%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.743825	15.214887	3.19%	0
2016	14.598411	14.743825	1.00%	0
2015	14.778952	14.598411	-1.22%	0
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
2009	11.411096	12.797194	12.15%	0
2008	11.076538	11.411096	3.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.560804	10.887371	3.09%	6,113
2016	10.467077	10.560804	0.90%	6,176
2015	10.607078	10.467077	-1.32%	4,482
2014	10.353544	10.607078	2.45%	4,852
2013	10.747901	10.353544	-3.67%	5,905
2012	9.980493	10.747901	7.69%	2,827
2011*	10.000000	9.980493	-0.20%	2,373
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	13.026061	13.476004	3.45%	0
2016	11.063192	13.026061	17.74%	0
2015	12.849680	11.063192	-13.90%	0
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
2009	6.265097	9.738231	55.44%	0
2008	11.229482	6.265097	-44.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.306204	34.190769	25.21%	2,661
2016	31.095173	27.306204	-12.19%	3,260
2015	28.111261	31.095173	10.61%	3,048
2014	21.781571	28.111261	29.06%	1,776
2013	14.714212	21.781571	48.03%	630
2012	11.421095	14.714212	28.83%	188
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	45.019543	66.877143	48.55%	436
2016	45.725804	45.019543	-1.54%	437
2015	54.057269	45.725804	-15.41%	439
2014	55.193348	54.057269	-2.06%	288
2013	50.097390	55.193348	10.17%	338
2012	39.242213	50.097390	27.66%	403
2011	53.728614	39.242213	-26.96%	136
2010	43.069151	53.728614	24.75%	136
2009	20.541986	43.069151	109.66%	217
2008	59.306449	20.541986	-65.36%	295
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	34.445125	33.303108	-3.32%	378
2016	24.369415	34.445125	41.35%	384
2015	37.231921	24.369415	-34.55%	390
2014	46.797274	37.231921	-20.44%	396
2013	43.047760	46.797274	8.71%	402
2012	42.338165	43.047760	1.68%	408
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
2009	26.163298	40.536170	54.94%	0
2008	49.379822	26.163298	-47.02%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.497039	20.518346	24.38%	0
2016	16.144138	16.497039	2.19%	0
2015	16.942580	16.144138	-4.71%	0
2014	15.632390	16.942580	8.38%	834
2013	11.867938	15.632390	31.72%	834
2012	10.378054	11.867938	14.36%	834
2011	11.325020	10.378054	-8.36%	834
2010	10.249634	11.325020	10.49%	834
2009	8.202012	10.249634	24.96%	834
2008	13.422531	8.202012	-38.89%	834

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.387086	28.950352	23.79%	58
2016	22.068751	23.387086	5.97%	58
2015	23.105049	22.068751	-4.49%	58
2014	23.942312	23.105049	-3.50%	58
2013	16.204260	23.942312	47.75%	58
2012	15.274494	16.204260	6.09%	58
2011	16.278538	15.274494	-6.17%	58
2010	13.055981	16.278538	24.68%	58
2009*	10.000000	13.055981	30.56%	103

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.827760	33.090050	10.94%	90
2016	24.314054	29.827760	22.68%	90
2015	26.228027	24.314054	-7.30%	120
2014	24.490673	26.228027	7.09%	165
2013	18.101473	24.490673	35.30%	146
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	1,501
2010	13.906134	17.304699	24.44%	2,940
2009	9.916493	13.906134	40.23%	3,048
2008	15.701038	9.916493	-36.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.856591	13.102691	1.91%	88
2016	12.528627	12.856591	2.62%	187
2015	13.067853	12.528627	-4.13%	200
2014	12.869199	13.067853	1.54%	214
2013	14.304737	12.869199	-10.04%	229
2012	13.551810	14.304737	5.56%	713
2011	12.336573	13.551810	9.85%	1,397
2010	11.938727	12.336573	3.33%	1,666
2009	11.019566	11.938727	8.34%	2,619
2008	11.391105	11.019566	-3.26%	3,548
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	16.427426	19.457354	18.44%	2,564
2016	14.725199	16.427426	11.56%	2,821
2015	15.871985	14.725199	-7.23%	3,070
2014	14.351957	15.871985	10.59%	4,394
2013	10.749429	14.351957	33.51%	698
2012	9.530529	10.749429	12.79%	9,443
2011	9.402390	9.530529	1.36%	928
2010	8.379453	9.402390	12.21%	935
2009	7.218139	8.379453	16.09%	1,172
2008	11.225835	7.218139	-35.70%	2,953

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.600929	16.253098	28.98%	0
2016	13.564079	12.600929	-7.10%	0
2015	13.694840	13.564079	-0.95%	0
2014	14.743615	13.694840	-7.11%	0
2013	12.252580	14.743615	20.33%	0
2012	10.287859	12.252580	19.10%	0
2011	11.898375	10.287859	-13.54%	0
2010	10.683757	11.898375	11.37%	0
2009	8.125088	10.683757	31.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.545819	24.755532	9.80%	0
2016	18.667999	22.545819	20.77%	0
2015	19.266913	18.667999	-3.11%	0
2014	16.835209	19.266913	14.44%	0
2013	13.162337	16.835209	27.90%	1,208
2012	11.510986	13.162337	14.35%	0
2011	11.791438	11.510986	-2.38%	2,076
2010	10.058556	11.791438	17.23%	1,139
2009	7.874490	10.058556	27.74%	754
2008	10.589059	7.874490	-25.64%	6,573
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	26.469882	28.297407	6.90%	0
2016	22.349185	26.469882	18.44%	0
2015	23.654537	22.349185	-5.52%	0
2014	21.280119	23.654537	11.16%	0
2013	16.433997	21.280119	29.49%	0
2012	14.591976	16.433997	12.62%	0
2011	14.694748	14.591976	-0.70%	0
2010	13.179603	14.694748	11.50%	0
2009	11.185668	13.179603	17.83%	12,874
2008	15.540625	11.185668	-28.02%	20,597
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.113593	12.726837	14.52%	0
2016	9.740920	11.113593	14.09%	0
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.885126	16.638708	11.78%	1,677
2016	14.586794	14.885126	2.05%	1,677
2015	14.989140	14.586794	-2.68%	1,677
2014	14.959326	14.989140	0.20%	2,308
2013	13.300593	14.959326	12.47%	2,342
2012	12.304760	13.300593	8.09%	2,621
2011	12.989971	12.304760	-5.27%	2,558
2010	12.039340	12.989971	7.90%	8,325
2009*	10.000000	12.039340	20.39%	8,411

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.198172	10.734901	5.26%	0
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.179859	1.80%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.009816	16.490324	9.86%	0
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.785568	13.328353	13.09%	1,554
2016	10.406780	11.785568	13.25%	1,737
2015	10.860031	10.406780	-4.17%	1,804
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.072283	31.019280	10.50%	91
2016	22.712961	28.072283	23.60%	94
2015	23.656880	22.712961	-3.99%	102
2014	22.893519	23.656880	3.33%	102
2013	16.550657	22.893519	38.32%	188
2012	14.547509	16.550657	13.77%	402
2011	14.715765	14.547509	-1.14%	2,222
2010	11.897305	14.715765	23.69%	2,222
2009	9.680413	11.897305	22.90%	2,148
2008	14.254844	9.680413	-32.09%	2,140
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	16.398851	19.593287	19.48%	9,355
2016	14.933392	16.398851	9.81%	11,691
2015	15.025305	14.933392	-0.61%	21,951
2014	13.476043	15.025305	11.50%	20,284
2013	10.383420	13.476043	29.78%	23,403
2012	9.127006	10.383420	13.77%	24,907
2011	9.113400	9.127006	0.15%	30,124
2010	8.072997	9.113400	12.89%	42,339
2009	6.500695	8.072997	24.19%	45,497
2008	10.521014	6.500695	-38.21%	51,849

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	13.125593	14.881642	13.38%	607
2016	12.097066	13.125593	8.50%	609
2015	12.712407	12.097066	-4.84%	1,032
2014	11.398795	12.712407	11.52%	1,295
2013	8.631440	11.398795	32.06%	1,437
2012	7.841992	8.631440	10.07%	1,862
2011	7.906074	7.841992	-0.81%	2,180
2010	7.004877	7.906074	12.87%	2,219
2009	5.327622	7.004877	31.48%	3,292
2008	8.265192	5.327622	-35.54%	3,447
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	15.631516	19.566697	25.17%	1,068
2016	14.736326	15.631516	6.07%	3,260
2015	15.370610	14.736326	-4.13%	3,339
2014	14.465897	15.370610	6.25%	4,739
2013	12.151577	14.465897	19.05%	6,398
2012	11.194577	12.151577	8.55%	13,453
2011	10.446304	11.194577	7.16%	6,599
2010	9.215280	10.446304	13.36%	7,177
2009	7.649085	9.215280	20.48%	7,859
2008	11.045665	7.649085	-30.75%	7,813
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.417509	16.951652	26.34%	0
2016	13.849174	13.417509	-3.12%	0
2015	14.482781	13.849174	-4.37%	0
2014	16.247565	14.482781	-10.86%	0
2013	13.438418	16.247565	20.90%	0
2012	12.134405	13.438418	10.75%	0
2011	15.142476	12.134405	-19.87%	0
2010	14.747169	15.142476	2.68%	0
2009	11.454393	14.747169	28.75%	0
2008	18.591343	11.454393	-38.39%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	17.648143	21.630803	22.57%	0
2016	15.334663	17.648143	15.09%	0
2015	15.963347	15.334663	-3.94%	0
2014	15.984606	15.963347	-0.13%	0
2013	10.946474	15.984606	46.03%	0
2012	9.236792	10.946474	18.51%	0
2011	10.906378	9.236792	-15.31%	0
2010	8.459651	10.906378	28.92%	0
2009	6.828114	8.459651	23.89%	0
2008	11.130873	6.828114	-38.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.303421	10.477416	1.69%	0
2016	9.620496	10.303421	7.10%	0
2015	9.884955	9.620496	-2.68%	0
2014*	10.000000	9.884955	-1.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.926020	17.310538	2.27%	2,549
2016	16.583729	16.926020	2.06%	3,625
2015	16.911708	16.583729	-1.94%	9,599
2014	16.575449	16.911708	2.03%	12,149
2013	16.689388	16.575449	-0.68%	9,458
2012	15.474309	16.689388	7.85%	8,800
2011	15.391419	15.474309	0.54%	8,944
2010	14.430333	15.391419	6.66%	11,463
2009	12.188974	14.430333	18.39%	11,732
2008	13.374489	12.188974	-8.86%	12,025
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.916204	15.457543	11.08%	0
2016	13.446553	13.916204	3.49%	22
2015	13.721899	13.446553	-2.01%	79
2014	13.377362	13.721899	2.58%	140
2013	12.001362	13.377362	11.47%	199
2012	10.931955	12.001362	9.78%	0
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
2009	8.245737	10.063301	22.04%	0
2008	11.196038	8.245737	-26.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.881704	15.894089	14.50%	0
2016	13.316455	13.881704	4.24%	0
2015	13.596588	13.316455	-2.06%	0
2014	13.215338	13.596588	2.88%	0
2013	11.594022	13.215338	13.98%	0
2012	10.420710	11.594022	11.26%	0
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0
2009	7.523329	9.523576	26.59%	0
2008	11.374367	7.523329	-33.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.143539	16.798272	18.77%	0
2016	13.506795	14.143539	4.71%	0
2015	13.786711	13.506795	-2.03%	0
2014	13.374945	13.786711	3.08%	0
2013	11.198787	13.374945	19.43%	0
2012	9.865492	11.198787	13.51%	0
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
2009	7.002297	9.044919	29.17%	52
2008	11.503856	7.002297	-39.13%	28
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	23.253776	27.834576	19.70%	0
2016	21.920480	23.253776	6.08%	0
2015	22.175887	21.920480	-1.15%	0
2014	20.175331	22.175887	9.92%	0
2013	15.649850	20.175331	28.92%	0
2012	13.688707	15.649850	14.33%	0
2011	14.302108	13.688707	-4.29%	0
2010	12.423730	14.302108	15.12%	0
2009	9.316033	12.423730	33.36%	20,789
2008	16.515303	9.316033	-43.59%	32,477
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.464327	10.001429	-4.42%	0
2016	7.973259	10.464327	31.24%	13
2015	10.235156	7.973259	-22.10%	46
2014	11.936097	10.235156	-14.25%	0
2013	9.780820	11.936097	22.04%	0
2012	9.500586	9.780820	2.95%	287
2011	10.194669	9.500586	-6.81%	6,795
2010	8.703507	10.194669	17.13%	6,639
2009	5.999758	8.703507	45.06%	6,111
2008	13.386940	5.999758	-55.18%	1,457
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.671373	19.596223	10.89%	3,343
2016	15.246536	17.671373	15.90%	8,172
2015	16.171429	15.246536	-5.72%	11,494
2014	15.141836	16.171429	6.80%	11,439
2013	12.032916	15.141836	25.84%	13,017
2012	10.446041	12.032916	15.19%	19,646
2011	10.535840	10.446041	-0.85%	22,562
2010	9.312785	10.535840	13.13%	26,627
2009	7.285831	9.312785	27.82%	19,415
2008	12.936709	7.285831	-43.68%	31,786

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.897415	17.040495	32.12%	0
2016	13.087534	12.897415	-1.45%	0
2015	12.622002	13.087534	3.69%	0
2014	11.453989	12.622002	10.20%	0
2013	8.457071	11.453989	35.44%	0
2012	7.201936	8.457071	17.43%	0
2011	7.169893	7.201936	0.45%	0
2010	5.898522	7.169893	21.55%	0
2009	4.117850	5.898522	43.24%	5,522
2008	9.322042	4.117850	-55.83%	4,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.494172	19.235964	32.72%	7,631
2016	14.639668	14.494172	-0.99%	8,271
2015	13.911694	14.639668	5.23%	8,962
2014	12.728212	13.911694	9.30%	13,075
2013	9.506510	12.728212	33.89%	11,152
2012	8.443178	9.506510	12.59%	12,551
2011	8.576777	8.443178	-1.56%	19,655
2010	7.033050	8.576777	21.95%	23,247
2009	5.583142	7.033050	25.97%	30,493
2008	10.764399	5.583142	-48.13%	29,337
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.232004	14.980015	5.26%	362
2016	12.658153	14.232004	12.43%	750
2015	13.379613	12.658153	-5.39%	747
2014	13.466297	13.379613	-0.64%	362
2013	12.939146	13.466297	4.07%	362
2012	11.527067	12.939146	12.25%	362
2011	11.282982	11.527067	2.16%	362
2010	10.087208	11.282982	11.85%	7,203
2009	7.137243	10.087208	41.33%	10,978
2008	9.689202	7.137243	-26.34%	14,686
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.767772	14.097158	2.39%	4,505
2016	13.385717	13.767772	2.85%	4,395
2015	13.714017	13.385717	-2.39%	4,427
2014	13.192094	13.714017	3.96%	391
2013	13.678721	13.192094	-3.56%	392
2012	13.156851	13.678721	3.97%	393
2011	12.483852	13.156851	5.39%	394
2010	11.794012	12.483852	5.85%	2,035
2009	10.372212	11.794012	13.71%	4,367
2008	10.916785	10.372212	-4.99%	2,520

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	17.041927	20.221609	18.66%	0
2016	15.462861	17.041927	10.21%	0
2015	15.969821	15.462861	-3.17%	281
2014	15.298100	15.969821	4.39%	0
2013	11.437780	15.298100	33.75%	0
2012	10.140302	11.437780	12.80%	337
2011	11.553557	10.140302	-12.23%	2,576
2010	9.132006	11.553557	26.52%	2,685
2009	6.634926	9.132006	37.64%	1,130
2008	11.158385	6.634926	-40.54%	7,926
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.439458	15.909896	27.90%	182
2016	13.337069	12.439458	-6.73%	600
2015	13.110149	13.337069	1.73%	548
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	36
2010	10.581339	11.753048	11.07%	91
2009	8.513548	10.581339	24.29%	91
2008	15.429063	8.513548	-44.82%	91
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.172675	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.980623	25.759102	17.19%	339
2016	20.423816	21.980623	7.62%	343
2015	21.431765	20.423816	-4.70%	360
2014	20.434843	21.431765	4.88%	410
2013	15.936247	20.434843	28.23%	1,396
2012	12.755538	15.936247	24.94%	150
2011	14.235332	12.755538	-10.40%	150
2010	11.451772	14.235332	24.31%	533
2009	7.401564	11.451772	54.72%	1,316
2008	15.422507	7.401564	-52.01%	250
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.641791	13.916139	10.08%	0
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	4,745
2009	6.580310	8.425280	28.04%	4,920
2008*	10.000000	6.580310	-34.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.177920	16.363924	7.81%	6
2016	13.540774	15.177920	12.09%	49
2015	14.820474	13.540774	-8.63%	162
2014	14.411563	14.820474	2.84%	1,363
2013	12.866930	14.411563	12.00%	1,111
2012	11.619776	12.866930	10.73%	1,239
2011	11.545028	11.619776	0.65%	5,483
2010	10.423613	11.545028	10.76%	5,989
2009	7.820175	10.423613	33.29%	6,614
2008	11.309545	7.820175	-30.85%	3,063
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.392725	18.919117	8.78%	327
2016	13.590076	17.392725	27.98%	334
2015	14.927871	13.590076	-8.96%	384
2014	15.099867	14.927871	-1.14%	449
2013	11.275001	15.099867	33.92%	405
2012	9.688855	11.275001	16.37%	208
2011	10.241189	9.688855	-5.39%	208
2010	8.125063	10.241189	26.04%	209
2009	6.399697	8.125063	26.96%	386
2008	9.719744	6.399697	-34.16%	345
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.504772	11.739161	38.03%	0
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.858746	18.243394	15.04%	0
2016	15.008157	15.858746	5.67%	0
2015	16.295779	15.008157	-7.90%	0
2014	18.602964	16.295779	-12.40%	0
2013	15.351649	18.602964	21.18%	0
2012	13.168820	15.351649	16.58%	0
2011	14.958630	13.168820	-11.97%	0
2010	14.002395	14.958630	6.83%	0
2009	10.371611	14.002395	35.01%	0
2008	17.654595	10.371611	-41.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.362186	9.592689	14.72%	0
2016	7.936915	8.362186	5.36%	0
2015	8.634856	7.936915	-8.08%	0
2014*	10.000000	8.634856	-13.65%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.490796	9.509553	0.20%	284
2016	9.378867	9.490796	1.19%	319
2015	9.970295	9.378867	-5.93%	427
2014*	10.000000	9.970295	-0.30%	2,663
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.223863	13.826109	13.11%	0
2016	11.265732	12.223863	8.50%	0
2015	11.537438	11.265732	-2.35%	0
2014	11.177624	11.537438	3.22%	0
2013	9.532507	11.177624	17.26%	0
2012	8.319211	9.532507	14.58%	0
2011	10.051641	8.319211	-17.24%	0
2010	8.838615	10.051641	13.72%	0
2009	7.509811	8.838615	17.69%	0
2008	12.399593	7.509811	-39.44%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.802018	18.140801	22.56%	0
2016	13.858136	14.802018	6.81%	0
2015	14.109019	13.858136	-1.78%	0
2014	12.696216	14.109019	11.13%	0
2013	9.895548	12.696216	28.30%	0
2012	8.694161	9.895548	13.82%	0
2011	9.244179	8.694161	-5.95%	0
2010	7.573146	9.244179	22.07%	0
2009	5.351473	7.573146	41.52%	0
2008	9.068451	5.351473	-40.99%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.931388	16.790114	12.45%	0
2016	14.061854	14.931388	6.18%	0
2015	14.289737	14.061854	-1.59%	0
2014	13.622699	14.289737	4.90%	0
2013	12.121238	13.622699	12.39%	0
2012	10.885050	12.121238	11.36%	0
2011	11.000962	10.885050	-1.05%	0
2010	10.122027	11.000962	8.68%	0
2009	8.196404	10.122027	23.49%	0
2008	11.453641	8.196404	-28.44%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.421242	19.656323	12.83%	0
2016	14.441346	17.421242	20.63%	0
2015	15.415765	14.441346	-6.32%	0
2014	14.573167	15.415765	5.78%	0
2013	11.128898	14.573167	30.95%	0
2012	9.802126	11.128898	13.54%	0
2011	10.424398	9.802126	-5.97%	0
2010	9.093641	10.424398	14.63%	0
2009	6.955083	9.093641	30.75%	0
2008	11.491278	6.955083	-39.48%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	18.083841	18.885429	4.43%	0
2016	15.653426	18.083841	15.53%	0
2015	16.579466	15.653426	-5.59%	0
2014	16.452624	16.579466	0.77%	0
2013	15.586476	16.452624	5.56%	0
2012	13.804297	15.586476	12.91%	0
2011	14.047643	13.804297	-1.73%	0
2010	12.380040	14.047643	13.47%	0
2009	7.290244	12.380040	69.82%	0
2008	10.591822	7.290244	-31.17%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.255589	21.668005	1.94%	0
2016	17.078242	21.255589	24.46%	0
2015	18.604966	17.078242	-8.21%	0
2014	19.191875	18.604966	-3.06%	0
2013	14.272277	19.191875	34.47%	0
2012	12.149533	14.272277	17.47%	0
2011	12.956311	12.149533	-6.23%	0
2010	10.813656	12.956311	19.81%	0
2009	7.054746	10.813656	53.28%	0
2008	11.686114	7.054746	-39.63%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.231689	21.497405	11.78%	0
2016	15.434036	19.231689	24.61%	0
2015	16.845460	15.434036	-8.38%	0
2014	16.981743	16.845460	-0.80%	0
2013	12.957420	16.981743	31.06%	0
2012	11.255230	12.957420	15.12%	0
2011	12.377138	11.255230	-9.06%	0
2010	10.688598	12.377138	15.80%	0
2009	7.554828	10.688598	41.48%	0
2008	10.743839	7.554828	-29.68%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	16.063566	19.325492	20.31%	0
2016	14.402680	16.063566	11.53%	0
2015	14.843919	14.402680	-2.97%	0
2014	13.879092	14.843919	6.95%	0
2013	9.989544	13.879092	38.94%	0
2012	9.110040	9.989544	9.65%	0
2011	9.452467	9.110040	-3.62%	0
2010	7.391211	9.452467	27.89%	0
2009	5.561614	7.391211	32.90%	0
2008	10.720935	5.561614	-48.12%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.999526	19.184681	27.90%	0
2016	14.034265	14.999526	6.88%	0
2015	13.533900	14.034265	3.70%	0
2014	11.947479	13.533900	13.28%	0
2013	9.475053	11.947479	26.09%	0
2012	8.706427	9.475053	8.83%	0
2011	9.256731	8.706427	-5.94%	0
2010	8.072754	9.256731	14.67%	0
2009	6.161656	8.072754	31.02%	0
2008	9.961017	6.161656	-38.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.685760	18.384177	25.18%	0
2016	14.607755	14.685760	0.53%	0
2015	14.151836	14.607755	3.22%	0
2014	13.276121	14.151836	6.60%	0
2013	9.637427	13.276121	37.76%	0
2012*	10.000000	9.637427	-3.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.241232	21.529891	24.87%	0
2016	17.191840	17.241232	0.29%	0
2015	16.696082	17.191840	2.97%	0
2014	15.702180	16.696082	6.33%	0
2013	11.426405	15.702180	37.42%	0
2012	10.251100	11.426405	11.47%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	18.970389	21.105804	11.26%	0
2016	17.501241	18.970389	8.39%	0
2015	18.894173	17.501241	-7.37%	0
2014	17.773104	18.894173	6.31%	0
2013	13.988756	17.773104	27.05%	0
2012	12.496475	13.988756	11.94%	0
2011	12.720187	12.496475	-1.76%	0
2010	11.811413	12.720187	7.69%	0
2009	9.365459	11.811413	26.12%	0
2008	13.638604	9.365459	-31.33%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.438830	15.759882	9.15%	2,352
2016	12.758162	14.438830	13.17%	2,482
2015	13.283512	12.758162	-3.95%	2,691
2014	12.393537	13.283512	7.18%	2,972
2013	10.071477	12.393537	23.06%	3,260
2012	9.101440	10.071477	10.66%	0
2011*	10.000000	9.101440	-8.99%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.278943	13.645936	11.13%	0
2016	12.240988	12.278943	0.31%	0
2015	12.639808	12.240988	-3.16%	0
2014	11.218211	12.639808	12.67%	0
2013	11.110774	11.218211	0.97%	0
2012	8.822432	11.110774	25.94%	0
2011	9.599554	8.822432	-8.10%	0
2010	8.310048	9.599554	15.52%	0
2009	6.427408	8.310048	29.29%	0
2008	11.812979	6.427408	-45.59%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.595738	21.173711	13.86%	0
2016	21.365199	18.595738	-12.96%	0
2015	21.068321	21.365199	1.41%	0
2014	17.909881	21.068321	17.64%	0
2013	12.963694	17.909881	38.15%	0
2012	10.908621	12.963694	18.84%	0
2011	10.675244	10.908621	2.19%	0
2010	10.313864	10.675244	3.50%	0
2009	8.217921	10.313864	25.50%	0
2008	11.712227	8.217921	-29.83%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	20.301468	24.548070	20.92%	0
2016	20.745290	20.301468	-2.14%	0
2015	21.610532	20.745290	-4.00%	0
2014	21.911679	21.610532	-1.37%	0
2013	18.729398	21.911679	16.99%	0
2012	16.492365	18.729398	13.56%	0
2011	17.989858	16.492365	-8.32%	0
2010	16.214951	17.989858	10.95%	0
2009	12.196853	16.214951	32.94%	0
2008	20.812149	12.196853	-41.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.442790	15.151327	12.71%	134
2016	12.084045	13.442790	11.24%	134
2015	12.842801	12.084045	-5.91%	161
2014	12.541964	12.842801	2.40%	226
2013	9.931779	12.541964	26.28%	190
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.559441	16.281051	20.07%	0
2016	13.714804	13.559441	-1.13%	0
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.530299	27.358270	16.27%	478
2016	24.567069	23.530299	-4.22%	478
2015	27.267962	24.567069	-9.91%	478
2014	29.281351	27.267962	-6.88%	884
2013	23.804924	29.281351	23.01%	1,160
2012	20.320791	23.804924	17.15%	1,495
2011	22.276829	20.320791	-8.78%	3,388
2010	20.852791	22.276829	6.83%	1,037
2009*	10.000000	20.852791	22.92%	1,037
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.405506	26.642784	4.87%	88
2016	22.243143	25.405506	14.22%	120
2015	24.202213	22.243143	-8.09%	223
2014	24.160569	24.202213	0.17%	2,728
2013	22.242962	24.160569	8.62%	1,932
2012	19.073074	22.242962	16.62%	4,528

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.296757	27.814192	24.75%	0
2016	21.374137	22.296757	4.32%	0
2015	23.077743	21.374137	-7.38%	163
2014	21.764143	23.077743	6.04%	0
2013	17.039202	21.764143	27.73%	0
2012	15.264667	17.039202	11.63%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.582435	19.913274	27.79%	2,226
2016	15.549142	15.582435	0.21%	5,548
2015	14.131154	15.549142	10.03%	9,889
2014	13.253273	14.131154	6.62%	10,906
2013	10.300857	13.253273	28.66%	11,373
2012	8.460768	10.300857	21.75%	13,871
2011	9.248831	8.460768	-8.52%	15,805
2010	8.836160	9.248831	4.67%	23,892
2009	6.156160	8.836160	43.53%	23,353
2008	11.245915	6.156160	-45.26%	19,492
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.252193	11.755987	42.46%	26
2016	7.373192	8.252193	11.92%	28
2015	7.167719	7.373192	2.87%	28
2014	6.668337	7.167719	7.49%	28
2013	5.010391	6.668337	33.09%	29
2012	4.278021	5.010391	17.12%	1,161
2011	4.764356	4.278021	-10.21%	1,057
2010	3.896141	4.764356	22.28%	1,109
2009	2.526192	3.896141	54.23%	1,109
2008	4.586938	2.526192	-44.93%	1,253
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.738622	12.522702	28.59%	708
2016	10.618864	9.738622	-8.29%	716
2015	11.845523	10.618864	-10.36%	768
2014	13.709506	11.845523	-13.60%	2,796
2013	12.203674	13.709506	12.34%	2,939
2012	10.969394	12.203674	11.25%	3,476
2011	16.492218	10.969394	-33.49%	1,274
2010	13.419831	16.492218	22.89%	1,274
2009	7.623666	13.419831	76.03%	1,274
2008	16.235545	7.623666	-53.04%	1,415

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	26.398919	29.523589	11.84%	284
2016	23.413491	26.398919	12.75%	284
2015	24.468141	23.413491	-4.31%	145
2014	21.624419	24.468141	13.15%	1,083
2013	16.627377	21.624419	30.05%	1,144
2012	14.052191	16.627377	18.33%	2,819
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0
2009	9.257720	11.529869	24.54%	1,194
2008	14.100585	9.257720	-34.35%	1,251
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.796422	11.053618	25.66%	0
2016	7.408585	8.796422	18.73%	0
2015	9.427617	7.408585	-21.42%	0
2014*	10.000000	9.427617	-5.72%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.325655	25.242631	24.19%	110
2016	19.004073	20.325655	6.95%	110
2015	19.756688	19.004073	-3.81%	128
2014	21.726759	19.756688	-9.07%	184
2013	15.651126	21.726759	38.82%	138
2012	13.170138	15.651126	18.84%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.980315	26.509967	15.36%	716
2016	20.546185	22.980315	11.85%	728
2015	21.098579	20.546185	-2.62%	398
2014	19.476386	21.098579	8.33%	399
2013	14.611837	19.476386	33.29%	400
2012	12.827754	14.611837	13.91%	401
2011	13.110285	12.827754	-2.16%	1,638
2010	11.991826	13.110285	9.33%	1,701
2009	9.962500	11.991826	20.37%	1,592
2008	15.069070	9.962500	-33.89%	5,667
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.697494	19.570082	24.67%	1,049
2016	15.377499	15.697494	2.08%	1,132
2015	14.713506	15.377499	4.51%	1,242
2014	14.800315	14.713506	-0.59%	4,033
2013	11.796298	14.800315	25.47%	1,357
2012	10.351608	11.796298	13.96%	3,985
2011	10.720815	10.351608	-3.44%	4,428
2010*	10.000000	10.720815	7.21%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.749513	13.315841	4.44%	7,324
2016	12.222466	12.749513	4.31%	7,225
2015	12.515336	12.222466	-2.34%	7,375
2014	11.804501	12.515336	6.02%	4,744
2013	12.046847	11.804501	-2.01%	0
2012	11.198529	12.046847	7.58%	272
2011	10.782688	11.198529	3.86%	167
2010	10.237665	10.782688	5.32%	0
2009	9.498565	10.237665	7.78%	0
2008	10.760988	9.498565	-11.73%	20
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	32.955797	35.542890	7.85%	46
2016	30.323564	32.955797	8.68%	46
2015	31.196080	30.323564	-2.80%	46
2014	30.832983	31.196080	1.18%	46
2013	34.373972	30.832983	-10.30%	46
2012	29.645142	34.373972	15.95%	46
2011	28.174937	29.645142	5.22%	46
2010	26.116941	28.174937	7.88%	46
2009	20.404365	26.116941	28.00%	221
2008	24.413707	20.404365	-16.42%	221
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.117255	17.254939	14.14%	0
2016	14.565676	15.117255	3.79%	0
2015	15.830002	14.565676	-7.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.466930	19.023712	15.53%	0
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.815468	26.511183	6.83%	5,384
2016	20.959565	24.815468	18.40%	5,586
2015	22.274419	20.959565	-5.90%	9,532
2014	20.031721	22.274419	11.20%	7,619
2013	15.449717	20.031721	29.66%	8,754
2012	13.707619	15.449717	12.71%	8,193
2011	13.854600	13.707619	-1.06%	10,225
2010	12.421582	13.854600	11.54%	15,593
2009*	10.000000	12.421582	24.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.076100	17.161173	13.83%	0
2016	14.069845	15.076100	7.15%	32
2015	14.173682	14.069845	-0.73%	116
2014	13.733446	14.173682	3.21%	205
2013	11.332197	13.733446	21.19%	1,677
2012	9.962813	11.332197	13.74%	8,256
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	1,128
2009	7.516796	9.119112	21.32%	1,128
2008	10.889310	7.516796	-30.97%	1,128
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.256925	11.421491	1.46%	0
2016	11.155397	11.256925	0.91%	0
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	834
2009	9.344260	10.301441	10.24%	445
2008	10.547109	9.344260	-11.40%	445
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.463347	19.908674	28.75%	145
2016	15.700635	15.463347	-1.51%	145
2015	14.991293	15.700635	4.73%	155
2014	14.975661	14.991293	0.10%	242
2013	11.842648	14.975661	26.46%	199
2012	9.868315	11.842648	20.01%	0
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
2009	7.268248	10.117159	39.20%	0
2008	12.049870	7.268248	-39.68%	146

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.079854	20.201326	25.63%	140
2016	14.997800	16.079854	7.21%	140
2015	14.335786	14.997800	4.62%	162
2014	13.495092	14.335786	6.23%	252
2013	10.592016	13.495092	27.41%	221
2012	9.178394	10.592016	15.40%	209
2011	9.796069	9.178394	-6.31%	209
2010	8.431393	9.796069	16.19%	4,747
2009	6.180334	8.431393	36.42%	5,128
2008	11.270518	6.180334	-45.16%	364
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.181475	16.997979	19.86%	0
2016	12.986218	14.181475	9.20%	0
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	15.328169	17.780089	16.00%	2,242
2016	13.226646	15.328169	15.89%	2,304
2015	14.359950	13.226646	-7.89%	2,336
2014	13.381451	14.359950	7.31%	2,393
2013	10.035926	13.381451	33.34%	4,047
2012	8.618507	10.035926	16.45%	2,550
2011	8.975974	8.618507	-3.98%	9,909
2010	7.887116	8.975974	13.81%	5,899
2009	6.241606	7.887116	26.36%	8,802
2008	10.077576	6.241606	-38.06%	9,439
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.063863	11.716985	16.43%	0
2016*	10.000000	10.063863	0.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.373326	20.331761	4.95%	1,411
2016	17.263531	19.373326	12.22%	1,455
2015	18.032280	17.263531	-4.26%	1,412
2014	17.887929	18.032280	0.81%	398
2013	16.995311	17.887929	5.25%	304
2012	15.092896	16.995311	12.60%	325
2011	14.788691	15.092896	2.06%	2,251
2010	13.295414	14.788691	11.23%	2,348
2009	9.263916	13.295414	43.52%	3,897
2008	13.087309	9.263916	-29.21%	4,035

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.064837	17.262963	22.74%	1,908
2016	12.594285	14.064837	11.68%	1,916
2015	12.951943	12.594285	-2.76%	2,094
2014	12.360222	12.951943	4.79%	2,106
2013	8.742790	12.360222	41.38%	2,117
2012	7.605763	8.742790	14.95%	2,418
2011	8.754195	7.605763	-13.12%	2,347
2010	7.703242	8.754195	13.64%	5,434
2009	5.123186	7.703242	50.36%	4,773
2008*	10.000000	5.123186	-48.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.980996	13.467696	22.65%	0
2016*	10.000000	10.980996	9.81%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.741745	18.356134	16.61%	545
2016	14.542676	15.741745	8.25%	561
2015	14.842251	14.542676	-2.02%	562
2014	13.651492	14.842251	8.72%	564
2013	10.007801	13.651492	36.41%	565
2012	9.131281	10.007801	9.60%	566
2011	9.593953	9.131281	-4.82%	567
2010	7.897457	9.593953	21.48%	568
2009	6.107929	7.897457	29.30%	599
2008*	10.000000	6.107929	-38.92%	694
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.530727	13.802850	10.15%	0
2016	12.013058	12.530727	4.31%	0
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.685343	12.217644	4.56%	0
2016	11.362705	11.685343	2.84%	0
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.737951	14.271248	12.04%	0
2016	12.139533	12.737951	4.93%	0
2015	12.482534	12.139533	-2.75%	0
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	2,463
2010	9.574869	10.262408	7.18%	2,088
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.358511	12.683163	2.63%	0
2016	11.933651	12.358511	3.56%	12
2015	12.228109	11.933651	-2.41%	13
2014	11.840976	12.228109	3.27%	14
2013	12.280514	11.840976	-3.58%	234
2012	11.594400	12.280514	5.92%	560
2011	11.064660	11.594400	4.79%	17
2010	10.514058	11.064660	5.24%	1,038
2009	9.832166	10.514058	6.94%	1,041
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.925239	13.184744	2.01%	0
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	0
2011	11.940533	12.447959	4.25%	151
2010	11.235352	11.940533	6.28%	1,019
2009	9.816183	11.235352	14.46%	1,217
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.019233	11.610954	15.89%	0
2016	9.150070	10.019233	9.50%	0
2015*	10.000000	9.150070	-8.50%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.995635	11.185364	11.90%	0
2016	9.348258	9.995635	6.93%	0
2015*	10.000000	9.348258	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	17.537547	24.395738	39.11%	296
2016	16.561925	17.537547	5.89%	289
2015	20.056786	16.561925	-17.42%	287
2014	21.592731	20.056786	-7.11%	284
2013	21.803596	21.592731	-0.97%	0
2012	18.923357	21.803596	15.22%	0
2011	24.798986	18.923357	-23.69%	66
2010	21.714927	24.798986	14.20%	66
2009	13.526313	21.714927	60.54%	66
2008	32.579671	13.526313	-58.48%	66
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.181172	15.234864	0.35%	5,026
2016	15.329306	15.181172	-0.97%	5,314
2015	15.611402	15.329306	-1.81%	9,816
2014	15.187452	15.611402	2.79%	10,100
2013	16.103195	15.187452	-5.69%	10,390
2012	15.896446	16.103195	1.30%	9,297
2011	15.076750	15.896446	5.44%	9,977
2010	14.637532	15.076750	3.00%	8,370
2009	14.500804	14.637532	0.94%	11,363
2008	13.694396	14.500804	5.89%	21,915
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.879197	9.752641	-1.28%	44
2016	10.048810	9.879197	-1.69%	44
2015	10.222592	10.048810	-1.70%	196
2014	10.399379	10.222592	-1.70%	201
2013	10.579225	10.399379	-1.70%	921
2012	10.762685	10.579225	-1.70%	3,061
2011	10.948291	10.762685	-1.70%	3,277
2010	11.137615	10.948291	-1.70%	3,415
2009	11.325476	11.137615	-1.66%	5,810
2008	11.289488	11.325476	0.32%	21,927
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.260871	15.362031	25.29%	580
2016	12.364880	12.260871	-0.84%	573
2015	12.975433	12.364880	-4.71%	269
2014	13.259310	12.975433	-2.14%	266
2013	11.447193	13.259310	15.83%	0
2012	10.073349	11.447193	13.64%	0
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
2009	7.996675	10.197126	27.52%	0
2008	15.081031	7.996675	-46.98%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.101700	11.135659	22.35%	0
2016	9.210492	9.101700	-1.18%	0
2015	9.501783	9.210492	-3.07%	0
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	103
2008	11.653883	6.519215	-44.06%	103
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.243700	22.403926	16.42%	751
2016	17.882483	19.243700	7.61%	751
2015	18.375175	17.882483	-2.68%	795
2014	17.805290	18.375175	3.20%	795
2013	14.234546	17.805290	25.09%	1,142
2012	12.494276	14.234546	13.93%	1,142
2011	13.230055	12.494276	-5.56%	1,142
2010	11.741097	13.230055	12.68%	1,142
2009	9.389637	11.741097	25.04%	2,558
2008	15.124787	9.389637	-37.92%	2,390
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.570464	17.010253	9.25%	235
2016	14.899909	15.570464	4.50%	235
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.587762	14.116461	3.89%	155
2016	13.256865	13.587762	2.50%	155
2015	13.450517	13.256865	-1.44%	155
2014	13.170736	13.450517	2.12%	155
2013	12.780965	13.170736	3.05%	155
2012	12.362690	12.780965	3.38%	155
2011	12.217905	12.362690	1.19%	155
2010	11.737507	12.217905	4.09%	155
2009	10.946084	11.737507	7.23%	397
2008	11.849056	10.946084	-7.62%	21,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.982633	18.852858	11.01%	13,939
2016	16.123802	16.982633	5.33%	25,001
2015	16.457737	16.123802	-2.03%	28,926
2014	15.917643	16.457737	3.39%	35,119
2013	13.884263	15.917643	14.65%	31,086
2012	12.746759	13.884263	8.92%	29,196
2011	12.971979	12.746759	-1.74%	37,244
2010	11.897721	12.971979	9.03%	37,670
2009	10.159426	11.897721	17.11%	40,318
2008	13.456647	10.159426	-24.50%	35,241
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.433649	21.143567	14.70%	4,127
2016	17.285489	18.433649	6.64%	13,593
2015	17.713716	17.285489	-2.42%	13,835
2014	17.168984	17.713716	3.17%	14,077
2013	14.272068	17.168984	20.30%	10,301
2012	12.763211	14.272068	11.82%	10,808
2011	13.265593	12.763211	-3.79%	11,113
2010	11.959902	13.265593	10.92%	13,634
2009	9.780927	11.959902	22.28%	16,803
2008	14.502953	9.780927	-32.56%	13,773

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.534551	16.677873	7.36%	3,852
2016	14.949873	15.534551	3.91%	3,852
2015	15.213073	14.949873	-1.73%	3,852
2014	14.775872	15.213073	2.96%	18,506
2013	13.603676	14.775872	8.62%	19,903
2012	12.809616	13.603676	6.20%	21,256
2011	12.767323	12.809616	0.33%	22,158
2010	11.968718	12.767323	6.67%	23,904
2009	10.628096	11.968718	12.61%	23,827
2008	12.726582	10.628096	-16.49%	23,810
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.418915	29.309966	25.16%	6,168
2016	22.987792	23.418915	1.88%	9,652
2015	22.252042	22.987792	3.31%	10,733
2014	20.805982	22.252042	6.95%	13,022
2013	15.482901	20.805982	34.38%	14,864
2012	13.271445	15.482901	16.66%	17,983
2011	13.808941	13.271445	-3.89%	19,680
2010	12.911434	13.808941	6.95%	35,463
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.443234	41.478467	13.82%	462
2016	30.818736	36.443234	18.25%	1,159
2015	32.166919	30.818736	-4.19%	1,164
2014	29.905966	32.166919	7.56%	1,169
2013	22.866113	29.905966	30.79%	1,407
2012	19.802381	22.866113	15.47%	1,971
2011	20.670084	19.802381	-4.20%	2,807
2010	16.661606	20.670084	24.06%	2,842
2009	12.394191	16.661606	34.43%	2,736
2008	19.845137	12.394191	-37.55%	4,442

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	17.066221	17.839114	4.53%	571
2016	15.978877	17.066221	6.80%	906
2015	16.739041	15.978877	-4.54%	962
2014	16.391919	16.739041	2.12%	3,306
2013	16.865045	16.391919	-2.81%	3,454
2012	15.285013	16.865045	10.34%	6,623
2011	14.731399	15.285013	3.76%	6,184
2010	13.551342	14.731399	8.71%	2,510
2009	11.083470	13.551342	22.27%	2,436
2008	13.632414	11.083470	-18.70%	3,356
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.714488	20.666034	23.64%	472
2016	17.371351	16.714488	-3.78%	479
2015	17.759062	17.371351	-2.18%	477
2014	18.250211	17.759062	-2.69%	476
2013	15.297737	18.250211	19.30%	0
2012	13.425829	15.297737	13.94%	0
2011	15.061668	13.425829	-10.86%	0
2010	13.424122	15.061668	12.20%	0
2009*	10.000000	13.424122	34.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.684331	10.494282	20.84%	524
2016	8.395415	8.684331	3.44%	515
2015	9.001464	8.395415	-6.73%	512
2014*	10.000000	9.001464	-9.99%	507
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.612329	18.703451	28.00%	1,287
2016	14.545810	14.612329	0.46%	2,710
2015	14.306041	14.545810	1.68%	2,792
2014	13.178191	14.306041	8.56%	2,947
2013	9.949455	13.178191	32.45%	2,993
2012	8.699185	9.949455	14.37%	3,410
2011	9.114191	8.699185	-4.55%	3,500
2010	8.026722	9.114191	13.55%	3,737
2009	6.291956	8.026722	27.57%	441
2008*	10.000000	6.291956	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.551809	19.762661	12.60%	523
2016	15.345494	17.551809	14.38%	523
2015	16.118844	15.345494	-4.80%	523
2014	14.837025	16.118844	8.64%	654
2013	11.144144	14.837025	33.14%	654
2012	9.623378	11.144144	15.80%	910
2011	10.395573	9.623378	-7.43%	910
2010*	10.000000	10.395573	3.96%	910

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.479495	16.278314	12.42%	0
2016	12.692602	14.479495	14.08%	0
2015	13.371647	12.692602	-5.08%	0
2014	12.338983	13.371647	8.37%	0
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	55
2011	8.712042	8.042434	-7.69%	55
2010	7.860693	8.712042	10.83%	55
2009	6.276217	7.860693	25.25%	55
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.750561	18.522709	25.57%	2,402
2016	14.093718	14.750561	4.66%	2,741
2015	14.364063	14.093718	-1.88%	3,057
2014	14.045755	14.364063	2.27%	3,543
2013	10.283578	14.045755	36.58%	4,705
2012	9.104851	10.283578	12.95%	7,815
2011	9.671044	9.104851	-5.85%	8,893
2010	7.757631	9.671044	24.66%	13,441
2009	6.208058	7.757631	24.96%	16,400
2008*	10.000000	6.208058	-37.92%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.733961	20.965038	11.91%	4,680
2016	16.205808	18.733961	15.60%	7,432
2015	16.975956	16.205808	-4.54%	7,643
2014	14.757742	16.975956	15.03%	6,837
2013	11.065093	14.757742	33.37%	8,497
2012	9.675375	11.065093	14.36%	10,615
2011	10.076273	9.675375	-3.98%	12,294
2010	8.568256	10.076273	17.60%	13,100
2009	6.680815	8.568256	28.25%	12,906
2008*	10.000000	6.680815	-33.19%	528
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	22.006738	27.026036	22.81%	477
2016	20.669676	22.006738	6.47%	541
2015	20.869370	20.669676	-0.96%	626
2014	20.649738	20.869370	1.06%	1,112
2013	14.558599	20.649738	41.84%	1,248
2012	13.056468	14.558599	11.50%	1,411
2011	13.368487	13.056468	-2.33%	1,651
2010	10.840720	13.368487	23.32%	2,418
2009	8.652209	10.840720	25.29%	3,177
2008	16.428033	8.652209	-47.33%	2,498

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	41.455864	44.446688	7.21%	1,232
2016	33.486712	41.455864	23.80%	1,995
2015	36.249022	33.486712	-7.62%	4,266
2014	34.456357	36.249022	5.20%	4,395
2013	24.965632	34.456357	38.02%	5,345
2012	21.087024	24.965632	18.39%	5,196
2011	22.596774	21.087024	-6.68%	5,852
2010	18.156682	22.596774	24.45%	6,628
2009	14.634307	18.156682	24.07%	8,186
2008	21.943047	14.634307	-33.31%	8,616
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	37.352322	41.671687	11.56%	870
2016	30.933581	37.352322	20.75%	1,073
2015	31.991732	30.933581	-3.31%	1,134
2014	32.281902	31.991732	-0.90%	1,335
2013	23.306065	32.281902	38.51%	1,442
2012	20.527706	23.306065	13.53%	2,033
2011	22.111198	20.527706	-7.16%	2,466
2010	17.948705	22.111198	23.19%	2,568
2009	13.555192	17.948705	32.41%	2,780
2008	22.310072	13.555192	-39.24%	2,203
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	15.401194	18.247446	18.48%	2,489
2016	14.064919	15.401194	9.50%	2,749
2015	14.175563	14.064919	-0.78%	8,213
2014	12.858667	14.175563	10.24%	8,740
2013	9.977706	12.858667	28.87%	9,130
2012	8.887367	9.977706	12.27%	10,241
2011	8.993192	8.887367	-1.18%	10,569
2010	8.064012	8.993192	11.52%	13,058
2009	6.505702	8.064012	23.95%	14,305
2008	11.324266	6.505702	-42.55%	14,601
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.792760	14.439906	4.69%	3,914
2016	13.070114	13.792760	5.53%	4,319
2015	14.048819	13.070114	-6.97%	5,020
2014	11.088679	14.048819	26.70%	5,100
2013	10.947092	11.088679	1.29%	5,580
2012	9.618410	10.947092	13.81%	5,867
2011	9.187145	9.618410	4.69%	6,725
2010	7.179054	9.187145	27.97%	6,670
2009	5.582069	7.179054	28.61%	9,024
2008*	10.000000	5.582069	-44.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.091863	16.793244	19.17%	0
2016	12.868379	14.091863	9.51%	0
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.131505	10.117021	-0.14%	0
2016	10.055677	10.131505	0.75%	0
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	789
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.313391	16.066143	12.25%	0
2016	12.046089	14.313391	18.82%	5
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.641211	16.456497	20.64%	500
2016	13.723442	13.641211	-0.60%	510
2015	14.527845	13.723442	-5.54%	510
2014	16.089992	14.527845	-9.71%	511
2013	13.629435	16.089992	18.05%	511
2012	11.596824	13.629435	17.53%	516
2011	13.471087	11.596824	-13.91%	516
2010	12.886142	13.471087	4.54%	900
2009*	10.000000	12.886142	28.86%	523
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.803492	12.004538	22.45%	0
2016	9.574122	9.803492	2.40%	0
2015*	10.000000	9.574122	-4.26%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.920602	9.839329	-0.82%	231
2016	9.970133	9.920602	-0.50%	243
2015	10.123960	9.970133	-1.52%	243
2014	10.236603	10.123960	-1.10%	244
2013	10.349803	10.236603	-1.09%	245
2012	10.065694	10.349803	2.82%	246
2011	10.209806	10.065694	-1.41%	247
2010	9.864986	10.209806	3.50%	248
2009	8.855412	9.864986	11.40%	2,447
2008	10.405989	8.855412	-14.90%	2,723
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.926380	24.362924	16.42%	0
2016	19.376359	20.926380	8.00%	0
2015	19.803266	19.376359	-2.16%	0
2014	18.250934	19.803266	8.51%	0
2013	13.492695	18.250934	35.27%	1,124
2012	12.368567	13.492695	9.09%	0
2011	12.981945	12.368567	-4.72%	0
2010	10.749471	12.981945	20.77%	0
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	3,695
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	16.250832	20.262179	24.68%	0
2016	16.903389	16.250832	-3.86%	0
2015	16.607253	16.903389	1.78%	0
2014	14.638797	16.607253	13.45%	0
2013	11.478268	14.638797	27.53%	0
2012	10.232502	11.478268	12.17%	0
2011	10.530094	10.232502	-2.83%	0
2010	9.790139	10.530094	7.56%	0
2009	6.891456	9.790139	42.06%	19,537
2008	12.868455	6.891456	-46.45%	21,656
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	15.562048	19.702967	26.61%	1,052
2016	15.469328	15.562048	0.60%	1,890
2015	14.761683	15.469328	4.79%	1,936
2014	14.195879	14.761683	3.99%	1,943
2013	10.619800	14.195879	33.67%	1,952
2012	9.277939	10.619800	14.46%	2,537
2011	9.335767	9.277939	-0.62%	2,783
2010	7.450703	9.335767	25.30%	4,272
2009	5.715778	7.450703	30.35%	3,572
2008	11.416738	5.715778	-49.94%	3,714

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.588767	23.630412	34.35%	3,899
2016	17.877470	17.588767	-1.61%	4,147
2015	17.496588	17.877470	2.18%	3,846
2014	17.400337	17.496588	0.55%	5,243
2013	13.904285	17.400337	25.14%	296
2012	11.664761	13.904285	19.20%	747
2011	12.938807	11.664761	-9.85%	899
2010	11.350309	12.938807	14.00%	900
2009	8.261035	11.350309	37.40%	1,127
2008	14.051084	8.261035	-41.21%	1,271
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.133387	10.586430	4.47%	0
2016	9.676020	10.133387	4.73%	0
2015	10.071027	9.676020	-3.92%	0
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.732838	10.855103	24.30%	0
2016	9.131402	8.732838	-4.36%	0
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	17.060133	19.606894	14.93%	3,031
2016	15.548087	17.060133	9.72%	3,112
2015	15.307494	15.548087	1.57%	5,674
2014	14.066607	15.307494	8.82%	5,890
2013	10.859348	14.066607	29.53%	6,476
2012	9.452748	10.859348	14.88%	7,380
2011	9.617272	9.452748	-1.71%	9,296
2010	8.426197	9.617272	14.14%	9,540
2009	6.681916	8.426197	26.10%	18,389
2008	11.047780	6.681916	-39.52%	20,675
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.687348	19.848980	12.22%	0
2016	15.240888	17.687348	16.05%	0
2015	16.476473	15.240888	-7.50%	0
2014	14.974433	16.476473	10.03%	1,524
2013	10.802480	14.974433	38.62%	1,621
2012	9.314329	10.802480	15.98%	1,712
2011	9.689461	9.314329	-3.87%	1,806
2010	7.987353	9.689461	21.31%	1,913
2009	5.922587	7.987353	34.86%	2,118
2008	9.691444	5.922587	-38.89%	2,486

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.201628	11.370397	11.46%	0
2016	9.191387	10.201628	10.99%	0
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	4,790
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.333746	11.152073	7.92%	0
2016	9.285115	10.333746	11.29%	0
2015	9.674518	9.285115	-4.03%	0
2014*	10.000000	9.674518	-3.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	3,426
2010	10.841398	11.655907	7.51%	783
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.104592	11.053020	-0.46%	208
2016	11.150585	11.104592	-0.41%	212
2015	11.319791	11.150585	-1.49%	213
2014	11.430031	11.319791	-0.96%	213
2013	11.654767	11.430031	-1.93%	213
2012	11.212140	11.654767	3.95%	214
2011	11.291696	11.212140	-0.70%	214
2010	10.920652	11.291696	3.40%	11,404
2009*	10.000000	10.920652	9.21%	11,322
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	13.037409	13.285707	1.90%	0
2016	12.608290	13.037409	3.40%	0
2015	13.182888	12.608290	-4.36%	0
2014	13.008733	13.182888	1.34%	0
2013	14.577354	13.008733	-10.76%	0
2012	13.636325	14.577354	6.90%	0
2011	12.422009	13.636325	9.78%	0
2010	11.688705	12.422009	6.27%	0
2009	10.047489	11.688705	16.33%	0
2008	10.993488	10.047489	-8.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.664666	15.125536	3.14%	0
2016	14.527417	14.664666	0.94%	0
2015	14.714566	14.527417	-1.27%	0
2014	14.355912	14.714566	2.50%	0
2013	14.895479	14.355912	-3.62%	0
2012	13.826398	14.895479	7.73%	0
2011	13.575497	13.826398	1.85%	0
2010	12.773877	13.575497	6.28%	0
2009	11.396099	12.773877	12.09%	0
2008	11.067607	11.396099	2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.530441	10.850573	3.04%	0
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	4,110
2012	9.977132	10.738805	7.63%	9,238
2011*	10.000000	9.977132	-0.23%	7,441
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.807709	12.204239	24.44%	0
2016*	10.000000	9.807709	-1.92%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.956287	13.397031	3.40%	0
2016	11.009516	12.956287	17.68%	0
2015	12.793857	11.009516	-13.95%	0
2014	13.498176	12.793857	-5.22%	0
2013	11.349646	13.498176	18.93%	0
2012	10.730363	11.349646	5.77%	0
2011	12.418440	10.730363	-13.59%	0
2010	9.720603	12.418440	27.75%	0
2009	6.256941	9.720603	55.36%	0
2008	11.220573	6.256941	-44.24%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.213906	34.057955	25.15%	733
2016	31.005791	27.213906	-12.23%	826
2015	28.044718	31.005791	10.56%	1,012
2014	21.741054	28.044718	28.99%	1,375
2013	14.694301	21.741054	47.96%	783
2012	11.411460	14.694301	28.77%	3,068
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.601069	7.324908	-3.63%	392
2016	5.391522	7.601069	40.98%	421
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	28.008334	41.585709	48.48%	184
2016	28.462153	28.008334	-1.59%	183
2015	33.665233	28.462153	-15.46%	134
2014	34.390254	33.665233	-2.11%	157
2013	31.230902	34.390254	10.12%	136
2012	24.476214	31.230902	27.60%	1,658
2011	33.528738	24.476214	-27.00%	291
2010	26.890464	33.528738	24.69%	434
2009	12.832010	26.890464	109.56%	488
2008	37.066048	12.832010	-65.38%	593
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	28.933512	27.960047	-3.36%	0
2016	20.480409	28.933512	41.27%	0
2015	31.306212	20.480409	-34.58%	60
2014	39.369222	31.306212	-20.48%	60
2013	36.233285	39.369222	8.65%	60
2012	35.654198	36.233285	1.62%	60
2011	43.411488	35.654198	-17.87%	60
2010	34.171384	43.411488	27.04%	60
2009	22.066487	34.171384	54.86%	60
2008	41.668880	22.066487	-47.04%	60
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.350998	20.326414	24.31%	0
2016	16.009341	16.350998	2.13%	0
2015	16.809671	16.009341	-4.76%	0
2014	15.517641	16.809671	8.33%	0
2013	11.786802	15.517641	31.65%	0
2012	10.312359	11.786802	14.30%	0
2011	11.259038	10.312359	-8.41%	0
2010	10.195107	11.259038	10.44%	5,542
2009	8.162523	10.195107	24.90%	12,389
2008	13.364723	8.162523	-38.92%	12,490

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.296160	28.823186	23.73%	0
2016	21.994105	23.296160	5.92%	0
2015	23.038616	21.994105	-4.53%	0
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	436
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	334
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.605961	32.827337	10.88%	27
2016	24.145489	29.605961	22.61%	27
2015	26.059453	24.145489	-7.34%	27
2014	24.345651	26.059453	7.04%	27
2013	18.003433	24.345651	35.23%	27
2012	15.468025	18.003433	16.39%	0
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	0
2009	9.882870	13.851931	40.16%	0
2008	15.655792	9.882870	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.767498	13.005277	1.86%	336
2016	12.448122	12.767498	2.57%	318
2015	12.990493	12.448122	-4.18%	330
2014	12.799525	12.990493	1.49%	336
2013	14.234545	12.799525	-10.08%	327
2012	13.492191	14.234545	5.50%	267
2011	12.288522	13.492191	9.80%	1,045
2010	11.898278	12.288522	3.28%	1,019
2009	10.987820	11.898278	8.29%	157
2008	11.364069	10.987820	-3.31%	121
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	16.280503	19.273549	18.38%	890
2016	14.600899	16.280503	11.50%	891
2015	15.746012	14.600899	-7.27%	1,002
2014	14.245298	15.746012	10.53%	1,004
2013	10.674961	14.245298	33.45%	1,836
2012	9.469331	10.674961	12.73%	1,852
2011	9.346757	9.469331	1.31%	2,606
2010	8.334107	9.346757	12.15%	5,549
2009	7.182722	8.334107	16.03%	5,712
2008	11.176437	7.182722	-35.73%	3,494

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.488186	16.099528	28.92%	0
2016	13.449535	12.488186	-7.15%	0
2015	13.586103	13.449535	-1.01%	0
2014	14.634001	13.586103	-7.16%	0
2013	12.167669	14.634001	20.27%	0
2012	10.221760	12.167669	19.04%	0
2011	11.827942	10.221760	-13.58%	0
2010	10.625914	11.827942	11.31%	0
2009	8.085212	10.625914	31.42%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.423750	24.609013	9.75%	39
2016	18.576331	22.423750	20.71%	39
2015	19.182068	18.576331	-3.16%	39
2014	16.769601	19.182068	14.39%	39
2013	13.117701	16.769601	27.84%	39
2012	11.477798	13.117701	14.29%	0
2011	11.763414	11.477798	-2.43%	0
2010	10.039771	11.763414	17.17%	0
2009	7.863789	10.039771	27.67%	0
2008	10.580065	7.863789	-25.67%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	26.233022	28.029965	6.85%	0
2016	22.160449	26.233022	18.38%	0
2015	23.466713	22.160449	-5.57%	0
2014	21.121898	23.466713	11.10%	0
2013	16.320113	21.121898	29.42%	0
2012	14.498254	16.320113	12.57%	0
2011	14.607775	14.498254	-0.75%	0
2010	13.108257	14.607775	11.44%	0
2009	11.130793	13.108257	17.77%	5,541
2008	15.472277	11.130793	-28.06%	1,668
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.827213	16.565571	11.72%	1,012
2016	14.537422	14.827213	1.99%	1,063
2015	14.945997	14.537422	-2.73%	1,080
2014	14.923860	14.945997	0.15%	1,074
2013	13.275810	14.923860	12.41%	1,066
2012	12.288096	13.275810	8.04%	1,626
2011	12.978965	12.288096	-5.32%	7,981
2010	12.035254	12.978965	7.84%	5,385
2009*	10.000000	12.035254	20.35%	1,670

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.831075	9.969194	1.40%	0
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.176426	1.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.981834	16.451231	9.81%	27
2016	11.632000	14.981834	28.80%	27
2015	12.657171	11.632000	-8.10%	27
2014	12.197325	12.657171	3.77%	27
2013*	10.000000	12.197325	21.97%	27
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.863618	30.773098	10.44%	569
2016	22.555557	27.863618	23.53%	544
2015	23.504898	22.555557	-4.04%	622
2014	22.758010	23.504898	3.28%	1,224
2013	16.461052	22.758010	38.25%	913
2012	14.476115	16.461052	13.71%	1,107
2011	14.650990	14.476115	-1.19%	1,118
2010	11.850957	14.650990	23.63%	1,139
2009	9.647621	11.850957	22.84%	747
2008	14.213808	9.647621	-32.13%	1,140
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	16.252175	19.408207	19.42%	4,113
2016	14.807326	16.252175	9.76%	4,664
2015	14.906041	14.807326	-0.66%	4,995
2014	13.375886	14.906041	11.44%	16,981
2013	10.311488	13.375886	29.72%	17,291
2012	9.068395	10.311488	13.71%	20,275
2011	9.059475	9.068395	0.10%	24,350
2010	8.029310	9.059475	12.83%	25,162
2009	6.468806	8.029310	24.12%	23,728
2008	10.474745	6.468806	-38.24%	10,396

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	13.008189	14.741061	13.32%	1,300
2016	11.994947	13.008189	8.45%	1,603
2015	12.611513	11.994947	-4.89%	1,605
2014	11.314083	12.611513	11.47%	1,647
2013	8.571654	11.314083	31.99%	1,650
2012	7.791634	8.571654	10.01%	1,791
2011	7.859299	7.791634	-0.86%	1,926
2010	6.966964	7.859299	12.81%	2,160
2009	5.301486	6.966964	31.42%	2,820
2008	8.228838	5.301486	-35.57%	3,134
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	15.491636	19.381775	25.11%	81
2016	14.611874	15.491636	6.02%	81
2015	15.248560	14.611874	-4.18%	155
2014	14.358329	15.248560	6.20%	155
2013	12.067351	14.358329	18.98%	1,063
2012	11.122654	12.067351	8.49%	1,151
2011	10.384462	11.122654	7.11%	2,295
2010	9.165378	10.384462	13.30%	1,151
2009	7.611539	9.165378	20.41%	1,682
2008	10.997056	7.611539	-30.79%	1,033
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.314700	16.813246	26.28%	0
2016	13.750018	13.314700	-3.17%	0
2015	14.386395	13.750018	-4.42%	0
2014	16.147668	14.386395	-10.91%	0
2013	13.362584	16.147668	20.84%	0
2012	12.072079	13.362584	10.69%	0
2011	15.072360	12.072079	-19.91%	0
2010	14.686341	15.072360	2.63%	0
2009	11.412953	14.686341	28.68%	0
2008	18.533522	11.412953	-38.42%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	17.512801	21.454026	22.50%	0
2016	15.224788	17.512801	15.03%	0
2015	15.857039	15.224788	-3.99%	0
2014	15.886244	15.857039	-0.18%	0
2013	10.884642	15.886244	45.95%	0
2012	9.189303	10.884642	18.45%	0
2011	10.855834	9.189303	-15.35%	0
2010	8.424725	10.855834	28.86%	0
2009	6.803393	8.424725	23.83%	0
2008	11.096247	6.803393	-38.69%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.289457	10.457910	1.64%	0
2016	9.612323	10.289457	7.04%	0
2015	9.881583	9.612323	-2.72%	0
2014*	10.000000	9.881583	-1.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.774587	17.146962	2.22%	516
2016	16.443697	16.774587	2.01%	1,138
2015	16.777442	16.443697	-1.99%	1,439
2014	16.452220	16.777442	1.98%	1,450
2013	16.573731	16.452220	-0.73%	2,507
2012	15.374912	16.573731	7.80%	2,485
2011	15.300326	15.374912	0.49%	6,069
2010	14.352224	15.300326	6.61%	5,829
2009	12.129179	14.352224	18.33%	6,965
2008	13.315654	12.129179	-8.91%	5,697
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.840864	15.366062	11.02%	0
2016	13.380547	13.840864	3.44%	0
2015	13.661484	13.380547	-2.06%	0
2014	13.325245	13.661484	2.52%	0
2013	11.960707	13.325245	11.41%	0
2012	10.900483	11.960707	9.73%	0
2011	11.125829	10.900483	-2.03%	1,541
2010	10.044514	11.125829	10.77%	0
2009	8.234540	10.044514	21.98%	0
2008	11.186527	8.234540	-26.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.806623	15.800118	14.44%	0
2016	13.251145	13.806623	4.19%	0
2015	13.536787	13.251145	-2.11%	0
2014	13.163904	13.536787	2.83%	0
2013	11.554770	13.163904	13.93%	0
2012	10.390720	11.554770	11.20%	0
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0
2009	7.513113	9.505804	26.52%	0
2008	11.364720	7.513113	-33.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	14.067054	16.698958	18.71%	0
2016	13.440570	14.067054	4.66%	0
2015	13.726090	13.440570	-2.08%	0
2014	13.322901	13.726090	3.03%	0
2013	11.160872	13.322901	19.37%	0
2012	9.837106	11.160872	13.46%	0
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
2009	6.992800	9.028059	29.11%	0
2008	11.494100	6.992800	-39.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	23.045746	27.571582	19.64%	0
2016	21.735412	23.045746	6.03%	0
2015	21.999859	21.735412	-1.20%	0
2014	20.025373	21.999859	9.86%	0
2013	15.541429	20.025373	28.85%	0
2012	13.600811	15.541429	14.27%	0
2011	14.217494	13.600811	-4.34%	0
2010	12.356516	14.217494	15.06%	0
2009	9.270338	12.356516	33.29%	12,243
2008	16.442690	9.270338	-43.62%	13,120
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.407638	9.942203	-4.47%	587
2016	7.934096	10.407638	31.18%	551
2015	10.190071	7.934096	-22.14%	577
2014	11.889582	10.190071	-14.29%	539
2013	9.747663	11.889582	21.97%	524
2012	9.473203	9.747663	2.90%	418
2011	10.170447	9.473203	-6.86%	1,289
2010	8.687244	10.170447	17.07%	2,758
2009	5.991605	8.687244	44.99%	2,520
2008	13.375568	5.991605	-55.20%	212
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.513312	19.411099	10.84%	3,935
2016	15.117839	17.513312	15.85%	4,398
2015	16.043087	15.117839	-5.77%	5,778
2014	15.029312	16.043087	6.75%	5,774
2013	11.949572	15.029312	25.77%	6,532
2012	10.378979	11.949572	15.13%	7,603
2011	10.473510	10.378979	-0.90%	13,012
2010	9.262405	10.473510	13.08%	13,789
2009	7.250103	9.262405	27.76%	14,993
2008	12.879844	7.250103	-43.71%	8,267

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.782086	16.879556	32.06%	0
2016	12.977086	12.782086	-1.50%	0
2015	12.521852	12.977086	3.64%	0
2014	11.368882	12.521852	10.14%	0
2013	8.398492	11.368882	35.37%	0
2012	7.155698	8.398492	17.37%	0
2011	7.127482	7.155698	0.40%	0
2010	5.866617	7.127482	21.49%	0
2009	4.097654	5.866617	43.17%	0
2008	9.281055	4.097654	-55.85%	85
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.364484	19.054197	32.65%	6,405
2016	14.516045	14.364484	-1.04%	6,709
2015	13.801244	14.516045	5.18%	6,867
2014	12.633587	13.801244	9.24%	7,022
2013	9.440633	12.633587	33.82%	7,200
2012	8.388942	9.440633	12.54%	7,827
2011	8.526012	8.388942	-1.61%	16,467
2010	6.994978	8.526012	21.89%	12,788
2009	5.555748	6.994978	25.91%	12,467
2008	10.717047	5.555748	-48.16%	6,479
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.104736	14.838539	5.20%	2,303
2016	12.551320	14.104736	12.38%	2,674
2015	13.273425	12.551320	-5.44%	2,981
2014	13.366217	13.273425	-0.69%	2,603
2013	12.849516	13.366217	4.02%	2,751
2012	11.453044	12.849516	12.19%	3,921
2011	11.216214	11.453044	2.11%	4,627
2010	10.032625	11.216214	11.80%	4,971
2009	7.102221	10.032625	41.26%	5,320
2008	9.646583	7.102221	-26.38%	1,175
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.672407	13.992409	2.34%	3,846
2016	13.299745	13.672407	2.80%	4,062
2015	13.632863	13.299745	-2.44%	4,280
2014	13.120712	13.632863	3.90%	8,194
2013	13.611631	13.120712	-3.61%	8,373
2012	13.098997	13.611631	3.91%	8,181
2011	12.435257	13.098997	5.34%	8,199
2010	11.754079	12.435257	5.80%	8,829
2009	10.342347	11.754079	13.65%	6,504
2008	10.890884	10.342347	-5.04%	1,167

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.949675	20.101958	18.60%	598
2016	15.386964	16.949675	10.16%	614
2015	15.899529	15.386964	-3.22%	593
2014	15.238517	15.899529	4.34%	549
2013	11.399019	15.238517	33.68%	495
2012	10.111093	11.399019	12.74%	2,168
2011	11.526142	10.111093	-12.28%	2,073
2010	9.114962	11.526142	26.45%	2,776
2009	6.625909	9.114962	37.57%	1,678
2008	11.148913	6.625909	-40.57%	1,229
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.328134	15.759527	27.83%	1,023
2016	13.224429	12.328134	-6.78%	1,077
2015	13.006034	13.224429	1.68%	1,090
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.169248	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.817192	25.554613	17.13%	449
2016	20.282246	21.817192	7.57%	449
2015	21.294047	20.282246	-4.75%	449
2014	20.313861	21.294047	4.83%	449
2013	15.849950	20.313861	28.16%	449
2012	12.692939	15.849950	24.87%	497
2011	14.172684	12.692939	-10.44%	497
2010	11.407165	14.172684	24.24%	553
2009	7.376482	11.407165	54.64%	553
2008	15.378089	7.376482	-52.03%	136
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.095803	16.267133	7.76%	89
2016	13.474340	15.095803	12.03%	89
2015	14.755268	13.474340	-8.68%	89
2014	14.355460	14.755268	2.79%	89
2013	12.823360	14.355460	11.95%	316
2012	11.586341	12.823360	10.68%	1,784
2011	11.517649	11.586341	0.60%	1,784
2010	10.404178	11.517649	10.70%	1,784
2009	7.809563	10.404178	33.22%	1,476
2008	11.299943	7.809563	-30.89%	269
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.298671	18.807265	8.72%	138
2016	13.523439	17.298671	27.92%	138
2015	14.862237	13.523439	-9.01%	138
2014	15.041117	14.862237	-1.19%	138
2013	11.236846	15.041117	33.86%	138
2012	9.660978	11.236846	16.31%	116
2011	10.216906	9.660978	-5.44%	116
2010	8.109914	10.216906	25.98%	812
2009	6.391007	8.109914	26.90%	1,344
2008	9.711503	6.391007	-34.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.493234	11.717292	37.96%	521
2016	7.360283	8.493234	15.39%	521
2015	9.318140	7.360283	-21.01%	451
2014*	10.000000	9.318140	-6.82%	1,195
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.740860	18.098594	14.98%	0
2016	14.904162	15.740860	5.61%	0
2015	16.191107	14.904162	-7.95%	0
2014	18.492891	16.191107	-12.45%	0
2013	15.268579	18.492891	21.12%	0
2012	13.104239	15.268579	16.52%	0
2011	14.892842	13.104239	-12.01%	0
2010	13.947897	14.892842	6.77%	0
2009	10.336497	13.947897	34.94%	0
2008	17.603805	10.336497	-41.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.350839	9.574815	14.66%	13
2016	7.930166	8.350839	5.30%	18
2015	8.631903	7.930166	-8.13%	18
2014*	10.000000	8.631903	-13.68%	19

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.477919	9.491851	0.15%	919
2016	9.370899	9.477919	1.14%	989
2015	9.966891	9.370899	-5.98%	1,063
2014*	10.000000	9.966891	-0.33%	1,142
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.158376	13.745072	13.05%	0
2016	11.211058	12.158376	8.45%	0
2015	11.487286	11.211058	-2.40%	0
2014	11.134694	11.487286	3.17%	0
2013	9.500728	11.134694	17.20%	0
2012	8.295704	9.500728	14.53%	0
2011	10.028331	8.295704	-17.28%	0
2010	8.822600	10.028331	13.67%	0
2009	7.500027	8.822600	17.63%	0
2008	12.389762	7.500027	-39.47%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.722703	18.034455	22.49%	0
2016	13.790873	14.722703	6.76%	0
2015	14.047679	13.790873	-1.83%	0
2014	12.647450	14.047679	11.07%	0
2013	9.862542	12.647450	28.24%	0
2012	8.669573	9.862542	13.76%	0
2011	9.222719	8.669573	-6.00%	0
2010	7.559406	9.222719	22.00%	0
2009	5.344482	7.559406	41.44%	0
2008	9.061228	5.344482	-41.02%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.851362	16.691662	12.39%	0
2016	13.993576	14.851362	6.13%	0
2015	14.227586	13.993576	-1.64%	0
2014	13.570354	14.227586	4.84%	0
2013	12.080807	13.570354	12.33%	0
2012	10.854279	12.080807	11.30%	0
2011	10.975437	10.854279	-1.10%	0
2010	10.103672	10.975437	8.63%	0
2009	8.185711	10.103672	23.43%	0
2008	11.444544	8.185711	-28.47%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.327935	19.541137	12.77%	0
2016	14.371273	17.327935	20.57%	0
2015	15.348770	14.371273	-6.37%	0
2014	14.517210	15.348770	5.73%	0
2013	11.091807	14.517210	30.88%	0
2012	9.774445	11.091807	13.48%	0
2011	10.400242	9.774445	-6.02%	0
2010	9.077176	10.400242	14.58%	0
2009	6.946022	9.077176	30.68%	0
2008	11.482160	6.946022	-39.51%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.986971	18.774753	4.38%	0
2016	15.577461	17.986971	15.47%	0
2015	16.507402	15.577461	-5.63%	0
2014	16.389453	16.507402	0.72%	0
2013	15.534533	16.389453	5.50%	0
2012	13.765310	15.534533	12.85%	0
2011	14.015070	13.765310	-1.78%	0
2010	12.357623	14.015070	13.41%	0
2009	7.280742	12.357623	69.73%	0
2008	10.583406	7.280742	-31.21%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.141704	21.540970	1.89%	0
2016	16.995353	21.141704	24.40%	0
2015	18.524092	16.995353	-8.25%	0
2014	19.118168	18.524092	-3.11%	0
2013	14.224695	19.118168	34.40%	0
2012	12.115210	14.224695	17.41%	0
2011	12.926286	12.115210	-6.27%	0
2010	10.794085	12.926286	19.75%	0
2009	7.045556	10.794085	53.20%	0
2008	11.676836	7.045556	-39.66%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.128658	21.371395	11.72%	0
2016	15.359130	19.128658	24.54%	0
2015	16.772233	15.359130	-8.43%	0
2014	16.916527	16.772233	-0.85%	0
2013	12.914221	16.916527	30.99%	0
2012	11.223432	12.914221	15.06%	0
2011	12.348443	11.223432	-9.11%	0
2010	10.669247	12.348443	15.74%	0
2009	7.544986	10.669247	41.41%	0
2008	10.735310	7.544986	-29.72%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.977487	19.212205	20.25%	0
2016	14.332761	15.977487	11.48%	0
2015	14.779376	14.332761	-3.02%	0
2014	13.825789	14.779376	6.90%	0
2013	9.956234	13.825789	38.87%	0
2012	9.084294	9.956234	9.60%	0
2011	9.430538	9.084294	-3.67%	0
2010	7.377818	9.430538	27.82%	0
2009	5.554355	7.377818	32.83%	0
2008	10.712413	5.554355	-48.15%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.919116	19.072166	27.84%	0
2016	13.966132	14.919116	6.82%	0
2015	13.475050	13.966132	3.64%	0
2014	11.901586	13.475050	13.22%	0
2013	9.443465	11.901586	26.03%	0
2012	8.681842	9.443465	8.77%	0
2011	9.235284	8.681842	-5.99%	0
2010	8.058134	9.235284	14.61%	0
2009	6.153625	8.058134	30.95%	0
2008	9.953101	6.153625	-38.17%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.650875	18.331224	25.12%	0
2016	14.580448	14.650875	0.48%	0
2015	14.132574	14.580448	3.17%	0
2014	13.264797	14.132574	6.54%	0
2013	9.634108	13.264797	37.69%	0
2012*	10.000000	9.634108	-3.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.113025	21.358959	24.81%	0
2016	17.072662	17.113025	0.24%	0
2015	16.588781	17.072662	2.92%	0
2014	15.609203	16.588781	6.28%	0
2013	11.364523	15.609203	37.35%	0
2012	10.200791	11.364523	11.41%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	18.825017	20.933452	11.20%	0
2016	17.375931	18.825017	8.34%	0
2015	18.768430	17.375931	-7.42%	0
2014	17.663806	18.768430	6.25%	0
2013	13.909796	17.663806	26.99%	0
2012	12.432271	13.909796	11.88%	0
2011	12.661263	12.432271	-1.81%	0
2010	11.762668	12.661263	7.64%	0
2009	9.331553	11.762668	26.05%	0
2008	13.596166	9.331553	-31.37%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.397235	15.706501	9.09%	0
2016	12.727855	14.397235	13.12%	0
2015	13.258708	12.727855	-4.00%	0
2014	12.376688	13.258708	7.13%	0
2013	10.062900	12.376688	22.99%	0
2012	9.098328	10.062900	10.60%	0
2011*	10.000000	9.098328	-9.02%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.213190	13.565968	11.08%	0
2016	12.181613	12.213190	0.26%	0
2015	12.584892	12.181613	-3.20%	0
2014	11.175139	12.584892	12.62%	0
2013	11.073748	11.175139	0.92%	0
2012	8.797521	11.073748	25.87%	0
2011	9.577305	8.797521	-8.14%	0
2010	8.294994	9.577305	15.46%	0
2009	6.419024	8.294994	29.23%	0
2008	11.803606	6.419024	-45.62%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.496092	21.049584	13.81%	0
2016	21.261519	18.496092	-13.01%	0
2015	20.976763	21.261519	1.36%	0
2014	17.841114	20.976763	17.58%	0
2013	12.920488	17.841114	38.08%	0
2012	10.877808	12.920488	18.78%	0
2011	10.650490	10.877808	2.13%	0
2010	10.295176	10.650490	3.45%	0
2009	8.207208	10.295176	25.44%	0
2008	11.702927	8.207208	-29.87%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	20.150537	24.353246	20.86%	0
2016	20.601504	20.150537	-2.19%	0
2015	21.471673	20.601504	-4.05%	0
2014	21.781980	21.471673	-1.42%	0
2013	18.628007	21.781980	16.93%	0
2012	16.411450	18.628007	13.51%	0
2011	17.910696	16.411450	-8.37%	0
2010	16.151812	17.910696	10.89%	0
2009	12.155541	16.151812	32.88%	0
2008	20.752252	12.155541	-41.43%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.410910	15.107729	12.65%	52
2016	12.061506	13.410910	11.19%	52
2015	12.825380	12.061506	-5.96%	52
2014	12.531340	12.825380	2.35%	52
2013	9.928417	12.531340	26.22%	52
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.527218	16.234125	20.01%	0
2016	13.689158	13.527218	-1.18%	0
2015	13.789343	13.689158	-0.73%	0
2014	13.032547	13.789343	5.81%	0
2013	9.710282	13.032547	34.21%	0
2012*	10.000000	9.710282	-2.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.338597	27.121614	16.21%	228
2016	24.379274	23.338597	-4.27%	228
2015	27.073296	24.379274	-9.95%	228
2014	29.087115	27.073296	-6.92%	228
2013	23.659040	29.087115	22.94%	228
2012	20.206565	23.659040	17.09%	182
2011	22.162871	20.206565	-8.83%	337
2010	20.756661	22.162871	6.77%	700
2009*	10.000000	20.756661	22.86%	700
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.198511	26.412303	4.82%	26
2016	22.073105	25.198511	14.16%	31
2015	24.029430	22.073105	-8.14%	32
2014	24.000294	24.029430	0.12%	32
2013	22.106645	24.000294	8.57%	33
2012	18.965857	22.106645	16.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.165758	27.636754	24.68%	30
2016	21.259340	22.165758	4.26%	30
2015	22.965484	21.259340	-7.43%	30
2014	21.669290	22.965484	5.98%	30
2013	16.973576	21.669290	27.66%	30
2012	15.213627	16.973576	11.57%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.798941	9.950738	1.55%	0
2016	9.756238	9.798941	0.44%	0
2015*	10.000000	9.756238	-2.44%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.448831	19.732536	27.73%	1,938
2016	15.423646	15.448831	0.16%	2,046
2015	14.024236	15.423646	9.98%	2,054
2014	13.159690	14.024236	6.57%	2,194
2013	10.233324	13.159690	28.60%	2,313
2012	8.409579	10.233324	21.69%	2,434
2011	9.197534	8.409579	-8.57%	2,515
2010	8.791629	9.197534	4.62%	3,021
2009	6.128249	8.791629	43.46%	3,046
2008	11.200658	6.128249	-45.29%	4,673
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.181386	11.649216	42.39%	908
2016	7.313629	8.181386	11.86%	969
2015	7.113429	7.313629	2.81%	1,269
2014	6.621198	7.113429	7.43%	2,402
2013	4.977495	6.621198	33.02%	1,519
2012	4.252104	4.977495	17.06%	1,571
2011	4.737899	4.252104	-10.25%	202
2010	3.876473	4.737899	22.22%	307
2009	2.514722	3.876473	54.15%	592
2008	4.568463	2.514722	-44.95%	737
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.655074	12.408978	28.52%	1,972
2016	10.533109	9.655074	-8.34%	1,891
2015	11.755857	10.533109	-10.40%	2,061
2014	13.612676	11.755857	-13.64%	2,043
2013	12.123651	13.612676	12.28%	2,030
2012	10.903031	12.123651	11.20%	2,252
2011	16.400788	10.903031	-33.52%	245
2010	13.352217	16.400788	22.83%	338
2009	7.589110	13.352217	75.94%	608
2008	16.170208	7.589110	-53.07%	738

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	26.229398	29.319127	11.78%	30
2016	23.274940	26.229398	12.69%	30
2015	24.335724	23.274940	-4.36%	30
2014	21.518331	24.335724	13.09%	30
2013	16.554223	21.518331	29.99%	30
2012	13.997510	16.554223	18.27%	86
2011	13.944976	13.997510	0.38%	86
2010	11.496687	13.944976	21.30%	86
2009	9.235770	11.496687	24.48%	1,508
2008	14.074347	9.235770	-34.38%	1,563
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.784500	11.033044	25.60%	0
2016	7.402289	8.784500	18.67%	0
2015	9.424410	7.402289	-21.46%	0
2014*	10.000000	9.424410	-5.76%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.174520	25.042238	24.13%	16
2016	18.872332	20.174520	6.90%	16
2015	19.629718	18.872332	-3.86%	16
2014	21.598115	19.629718	-9.11%	16
2013	15.566365	21.598115	38.75%	16
2012	13.105492	15.566365	18.78%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.809489	26.299566	15.30%	243
2016	20.403806	22.809489	11.79%	243
2015	20.963037	20.403806	-2.67%	243
2014	19.361113	20.963037	8.27%	243
2013	14.532738	19.361113	33.22%	243
2012	12.764823	14.532738	13.85%	226
2011	13.052601	12.764823	-2.20%	226
2010	11.945131	13.052601	9.27%	226
2009	9.928761	11.945131	20.31%	747
2008	15.025703	9.928761	-33.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.644395	19.494003	24.61%	44
2016	15.333259	15.644395	2.03%	44
2015	14.678641	15.333259	4.46%	44
2014	14.772760	14.678641	-0.64%	44
2013	11.780323	14.772760	25.40%	44
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.680527	13.237077	4.39%	0
2016	12.162501	12.680527	4.26%	0
2015	12.460272	12.162501	-2.39%	23,178
2014	11.758552	12.460272	5.97%	23,178
2013	12.006058	11.758552	-2.06%	23,178
2012	11.166290	12.006058	7.52%	23,178
2011	10.757106	11.166290	3.80%	23,178
2010	10.218571	10.757106	5.27%	23,178
2009	9.485673	10.218571	7.73%	23,178
2008	10.751862	9.485673	-11.78%	912
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	32.661086	35.207187	7.80%	22
2016	30.067644	32.661086	8.63%	22
2015	30.948548	30.067644	-2.85%	22
2014	30.603903	30.948548	1.13%	22
2013	34.135953	30.603903	-10.35%	22
2012	29.454889	34.135953	15.89%	22
2011	28.008321	29.454889	5.16%	22
2010	25.975701	28.008321	7.83%	1,372
2009	20.304342	25.975701	27.93%	509
2008	24.306399	20.304342	-16.47%	23
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	15.004852	17.117969	14.08%	0
2016	14.464718	15.004852	3.73%	0
2015	15.728275	14.464718	-8.03%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.415371	18.954527	15.47%	40
2016	15.050741	16.415371	9.07%	40
2015	16.501542	15.050741	-8.79%	40
2014	17.149472	16.501542	-3.78%	40
2013	13.231297	17.149472	29.61%	40
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
2010*	10.000000	11.280501	12.81%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.718923	26.394662	6.78%	1,621
2016	20.888610	24.718923	18.34%	1,758
2015	22.210318	20.888610	-5.95%	2,479
2014	19.984230	22.210318	11.14%	2,479
2013	15.420914	19.984230	29.59%	2,479
2012	13.689049	15.420914	12.65%	2,538
2011	13.842853	13.689049	-1.11%	3,153
2010	12.417364	13.842853	11.48%	3,154
2009*	10.000000	12.417364	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.994535	17.059679	13.77%	95
2016	14.000824	14.994535	7.10%	95
2015	14.111333	14.000824	-0.78%	95
2014	13.679983	14.111333	3.15%	685
2013	11.293817	13.679983	21.13%	696
2012	9.934130	11.293817	13.69%	669
2011	10.017612	9.934130	-0.83%	695
2010	9.102112	10.017612	10.06%	697
2009	7.506594	9.102112	21.25%	12,808
2008	10.880072	7.506594	-31.01%	12,808
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.196015	11.353917	1.41%	1,480
2016	11.100673	11.196015	0.86%	1,412
2015	11.324564	11.100673	-1.98%	1,453
2014	10.979648	11.324564	3.14%	1,532
2013	11.470453	10.979648	-4.28%	1,516
2012	11.122824	11.470453	3.13%	1,333
2011	10.707494	11.122824	3.88%	1,217
2010	10.282254	10.707494	4.14%	1,063
2009	9.331593	10.282254	10.19%	2,171
2008	10.538162	9.331593	-11.45%	519
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.379692	19.790944	28.68%	10
2016	15.623617	15.379692	-1.56%	13
2015	14.925333	15.623617	4.68%	13
2014	14.917365	14.925333	0.05%	1,122
2013	11.802543	14.917365	26.39%	1,142
2012	9.839907	11.802543	19.95%	1,317
2011	11.042898	9.839907	-10.89%	1,391
2010	10.098290	11.042898	9.35%	2,589
2009	7.258389	10.098290	39.13%	1,374
2008	12.039659	7.258389	-39.71%	1,066

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.992791	20.081770	25.57%	0
2016	14.924156	15.992791	7.16%	0
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	121
2012	9.151941	10.556109	15.34%	121
2011	9.772798	9.151941	-6.35%	3,190
2010	8.415640	9.772798	16.13%	4,161
2009	6.171929	8.415640	36.35%	4,232
2008	11.260943	6.171929	-45.19%	711
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.111928	16.906057	19.80%	0
2016	12.929086	14.111928	9.15%	0
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	1,645
2008	9.776234	5.948820	-39.15%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	15.191066	17.612131	15.94%	1,495
2016	13.114994	15.191066	15.83%	1,551
2015	14.245980	13.114994	-7.94%	1,565
2014	13.281997	14.245980	7.26%	1,468
2013	9.966401	13.281997	33.27%	1,415
2012	8.563167	9.966401	16.39%	1,440
2011	8.922867	8.563167	-4.03%	1,325
2010	7.844435	8.922867	13.75%	1,238
2009	6.210982	7.844435	26.30%	887
2008	10.033256	6.210982	-38.10%	875
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.060473	11.707109	16.37%	0
2016*	10.000000	10.060473	0.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.199993	20.139623	4.89%	114
2016	17.117751	19.199993	12.16%	114
2015	17.889112	17.117751	-4.31%	114
2014	17.754942	17.889112	0.76%	1,035
2013	16.877537	17.754942	5.20%	79
2012	14.995954	16.877537	12.55%	123
2011	14.701168	14.995954	2.01%	123
2010	13.223456	14.701168	11.17%	2,376
2009	9.218454	13.223456	43.45%	2,376
2008	13.029721	9.218454	-29.25%	3,436

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	14.003003	17.178346	22.68%	903
2016	12.545275	14.003003	11.62%	905
2015	12.908105	12.545275	-2.81%	907
2014	12.324659	12.908105	4.73%	910
2013	8.722071	12.324659	41.30%	2,824
2012	7.591605	8.722071	14.89%	3,365
2011	8.742345	7.591605	-13.16%	6,157
2010	7.696717	8.742345	13.59%	6,220
2009	5.121447	7.696717	50.28%	3,469
2008*	10.000000	5.121447	-48.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.977304	13.456350	22.58%	0
2016*	10.000000	10.977304	9.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.672468	18.266090	16.55%	873
2016	14.486024	15.672468	8.19%	878
2015	14.791962	14.486024	-2.07%	829
2014	13.612167	14.791962	8.67%	741
2013	9.984045	13.612167	36.34%	648
2012	9.114257	9.984045	9.54%	533
2011	9.580926	9.114257	-4.87%	395
2010	7.890737	9.580926	21.42%	319
2009	6.105844	7.890737	29.23%	1,306
2008*	10.000000	6.105844	-38.94%	1,491
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.475606	13.735159	10.10%	0
2016	11.966272	12.475606	4.26%	0
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	2,700
2009	7.895368	9.294787	17.72%	2,700
2008*	10.000000	7.895368	-21.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.633920	12.157713	4.50%	0
2016	11.318457	11.633920	2.79%	0
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.681924	14.201272	11.98%	0
2016	12.092268	12.681924	4.88%	0
2015	12.440261	12.092268	-2.80%	0
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0
2009	7.532112	9.024479	19.81%	0
2008*	10.000000	7.532112	-24.68%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.763725	14.807095	16.01%	0
2016	12.073870	12.763725	5.71%	0
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.284078	13.262867	7.97%	0
2016	11.794839	12.284078	4.15%	0
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	979
2009	8.274211	9.566746	15.62%	979
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.304165	12.620982	2.57%	0
2016	11.887202	12.304165	3.51%	0
2015	12.186709	11.887202	-2.46%	0
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	939
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.868367	13.120067	1.96%	0
2016	12.674139	12.868367	1.53%	0
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	3,846
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.010748	11.595234	15.83%	0
2016	9.146956	10.010748	9.44%	0
2015*	10.000000	9.146956	-8.53%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.987169	11.170218	11.85%	0
2016	9.345079	9.987169	6.87%	0
2015*	10.000000	9.345079	-6.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	17.393183	24.182675	39.04%	1,090
2016	16.433927	17.393183	5.84%	1,059
2015	19.911920	16.433927	-17.47%	1,085
2014	21.447690	19.911920	-7.16%	1,097
2013	21.668162	21.447690	-1.02%	0
2012	18.815404	21.668162	15.16%	0
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
2009	13.469657	21.612988	60.46%	0
2008	32.459799	13.469657	-58.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	15.045435	15.090987	0.30%	936
2016	15.199951	15.045435	-1.02%	934
2015	15.487538	15.199951	-1.86%	1,577
2014	15.074621	15.487538	2.74%	1,630
2013	15.991691	15.074621	-5.73%	1,670
2012	15.794425	15.991691	1.25%	1,601
2011	14.987582	15.794425	5.38%	2,368
2010	14.558360	14.987582	2.95%	7,939
2009	14.429707	14.558360	0.89%	10,552
2008	13.634178	14.429707	5.83%	9,278
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.790786	9.660459	-1.33%	6,018
2016	9.963936	9.790786	-1.74%	5,637
2015	10.141408	9.963936	-1.75%	6,531
2014	10.322042	10.141408	-1.75%	8,140
2013	10.505892	10.322042	-1.75%	14,387
2012	10.693534	10.505892	-1.75%	28,924
2011	10.883466	10.693534	-1.75%	19,603
2010	11.077304	10.883466	-1.75%	22,177
2009	11.269880	11.077304	-1.71%	26,231
2008	11.239786	11.269880	0.27%	26,775
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.159957	15.227872	25.23%	239
2016	12.269330	12.159957	-0.89%	276
2015	12.881716	12.269330	-4.75%	267
2014	13.170243	12.881716	-2.19%	267
2013	11.376083	13.170243	15.77%	0
2012	10.015878	11.376083	13.58%	0
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
2009	7.963186	10.149248	27.45%	0
2008	15.025539	7.963186	-47.00%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.052425	11.069760	22.29%	0
2016	9.165287	9.052425	-1.23%	0
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.876805	21.965631	16.36%	1,744
2016	17.550444	18.876805	7.56%	1,827
2015	18.043166	17.550444	-2.73%	1,921
2014	17.492493	18.043166	3.15%	2,012
2013	13.991591	17.492493	25.02%	3,624
2012	12.287289	13.991591	13.87%	4,320
2011	13.017499	12.287289	-5.61%	4,320
2010	11.558347	13.017499	12.62%	7,781
2009	9.248197	11.558347	24.98%	569
2008	14.904562	9.248197	-37.95%	1,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.509887	16.935489	9.19%	992
2016	14.849467	15.509887	4.45%	1,005
2015	15.140265	14.849467	-1.92%	1,006
2014	14.734335	15.140265	2.75%	1,007
2013	13.221841	14.734335	11.44%	1,009
2012	12.303112	13.221841	7.47%	907
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.892430	20.183589	12.81%	77
2016	16.902122	17.892430	5.86%	77
2015	17.295177	16.902122	-2.27%	77
2014	16.731206	17.295177	3.37%	77
2013	14.250979	16.731206	17.40%	77
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.507977	14.026457	3.84%	0
2016	13.185709	13.507977	2.44%	15
2015	13.385126	13.185709	-1.49%	16
2014	13.113378	13.385126	2.07%	18
2013	12.731781	13.113378	3.00%	1,697
2012	12.321407	12.731781	3.33%	2,420
2011	12.183286	12.321407	1.13%	3,181
2010	11.710202	12.183286	4.04%	3,987
2009	10.926170	11.710202	7.18%	5,425
2008	11.833511	10.926170	-7.67%	2,279
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.764902	18.601709	10.96%	30,370
2016	15.925143	16.764902	5.27%	46,345
2015	16.263231	15.925143	-2.08%	47,098
2014	15.737515	16.263231	3.34%	48,881
2013	13.734134	15.737515	14.59%	51,487
2012	12.615362	13.734134	8.87%	58,453
2011	12.844780	12.615362	-1.79%	78,737
2010	11.787050	12.844780	8.97%	79,728
2009	10.070044	11.787050	17.05%	72,691
2008	13.345056	10.070044	-24.54%	76,916
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.157331	20.816065	14.64%	5,607
2016	17.035015	18.157331	6.59%	5,942
2015	17.465928	17.035015	-2.47%	6,303
2014	16.937438	17.465928	3.12%	6,659
2013	14.086750	16.937438	20.24%	8,439
2012	12.603905	14.086750	11.76%	8,629
2011	13.106674	12.603905	-3.84%	10,094
2010	11.822636	13.106674	10.86%	14,990
2009	9.673596	11.822636	22.22%	6,092
2008	14.351116	9.673596	-32.59%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.398337	16.523254	7.31%	15,123
2016	14.826305	15.398337	3.86%	15,771
2015	15.095010	14.826305	-1.78%	16,454
2014	14.668665	15.095010	2.91%	17,127
2013	13.511847	14.668665	8.56%	19,339
2012	12.729642	13.511847	6.14%	20,038
2011	12.694057	12.729642	0.28%	20,470
2010	11.906084	12.694057	6.62%	22,814
2009	10.577860	11.906084	12.56%	22,764
2008	12.672875	10.577860	-16.53%	24,175
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.327891	29.181241	25.09%	3,416
2016	22.910048	23.327891	1.82%	3,665
2015	22.188069	22.910048	3.25%	3,216
2014	20.756719	22.188069	6.90%	5,143
2013	15.454095	20.756719	34.31%	6,366
2012	13.253496	15.454095	16.60%	7,455
2011	13.797260	13.253496	-3.94%	10,124
2010	12.907066	13.797260	6.90%	15,909
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.117207	41.086565	13.76%	1,013
2016	30.558520	36.117207	18.19%	1,015
2015	31.911560	30.558520	-4.24%	1,728
2014	29.683653	31.911560	7.51%	1,731
2013	22.707665	29.683653	30.72%	2,843
2012	19.675195	22.707665	15.41%	2,928
2011	20.547749	19.675195	-4.25%	4,266
2010	16.571411	20.547749	24.00%	4,687
2009	12.333374	16.571411	34.36%	5,395
2008	19.757849	12.333374	-37.58%	1,839

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.913566	17.670587	4.48%	788
2016	15.843976	16.913566	6.75%	821
2015	16.606176	15.843976	-4.59%	1,116
2014	16.270082	16.606176	2.07%	1,136
2013	16.748212	16.270082	-2.85%	1,146
2012	15.186866	16.748212	10.28%	1,324
2011	14.644228	15.186866	3.71%	10,173
2010	13.478009	14.644228	8.65%	4,673
2009	11.029104	13.478009	22.20%	5,164
2008	13.572447	11.029104	-18.74%	3,902
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.649439	20.575174	23.58%	717
2016	17.312533	16.649439	-3.83%	714
2015	17.707951	17.312533	-2.23%	1,212
2014	18.206955	17.707951	-2.74%	1,181
2013	15.269231	18.206955	19.24%	0
2012	13.407646	15.269231	13.88%	0
2011	15.048921	13.407646	-10.91%	0
2010	13.419579	15.048921	12.14%	0
2009*	10.000000	13.419579	34.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.672491	10.474681	20.78%	527
2016	8.388218	8.672491	3.39%	584
2015	8.998330	8.388218	-6.78%	640
2014*	10.000000	8.998330	-10.02%	699
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.548057	18.611743	27.93%	1,011
2016	14.489176	14.548057	0.41%	1,033
2015	14.257591	14.489176	1.62%	998
2014	13.140236	14.257591	8.50%	1,008
2013	9.925850	13.140236	32.38%	1,024
2012	8.682970	9.925850	14.31%	984
2011	9.101822	8.682970	-4.60%	978
2010	8.019906	9.101822	13.49%	966
2009	6.289817	8.019906	27.51%	1,230
2008*	10.000000	6.289817	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.492393	19.685778	12.54%	742
2016	15.301300	17.492393	14.32%	742
2015	16.080609	15.301300	-4.85%	690
2014	14.809357	16.080609	8.58%	599
2013	11.129017	14.809357	33.07%	503
2012	9.615209	11.129017	15.74%	388
2011	10.392031	9.615209	-7.48%	727
2010*	10.000000	10.392031	3.92%	646

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.415780	16.198467	12.37%	0
2016	12.643162	14.415780	14.02%	0
2015	13.326338	12.643162	-5.13%	0
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	719
2009	6.274075	7.854021	25.18%	719
2008*	10.000000	6.274075	-37.26%	719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.685650	18.431855	25.51%	4,320
2016	14.038823	14.685650	4.61%	4,981
2015	14.315398	14.038823	-1.93%	5,461
2014	14.005298	14.315398	2.21%	5,666
2013	10.259178	14.005298	36.51%	5,839
2012	9.087873	10.259178	12.89%	6,924
2011	9.657916	9.087873	-5.90%	7,207
2010	7.751047	9.657916	24.60%	8,089
2009	6.205947	7.751047	24.90%	13,477
2008*	10.000000	6.205947	-37.94%	455
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.651519	20.862204	11.85%	2,409
2016	16.142678	18.651519	15.54%	2,510
2015	16.918435	16.142678	-4.59%	2,510
2014	14.715228	16.918435	14.97%	2,510
2013	11.038815	14.715228	33.30%	3,622
2012	9.657332	11.038815	14.31%	3,685
2011	10.062592	9.657332	-4.03%	4,569
2010	8.560970	10.062592	17.54%	4,515
2009	6.678536	8.560970	28.19%	12,574
2008*	10.000000	6.678536	-33.21%	1,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	21.809873	26.770696	22.75%	117
2016	20.495168	21.809873	6.41%	119
2015	20.703703	20.495168	-1.01%	119
2014	20.496234	20.703703	1.01%	120
2013	14.457727	20.496234	41.77%	195
2012	12.972612	14.457727	11.45%	197
2011	13.289367	12.972612	-2.38%	198
2010	10.782030	13.289367	23.25%	198
2009	8.609756	10.782030	25.23%	199
2008	16.355772	8.609756	-47.36%	889

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	41.084970	44.026699	7.16%	1,698
2016	33.203943	41.084970	23.74%	1,931
2015	35.961220	33.203943	-7.67%	2,686
2014	34.200174	35.961220	5.15%	2,745
2013	24.792609	34.200174	37.95%	3,228
2012	20.951558	24.792609	18.33%	3,728
2011	22.463020	20.951558	-6.73%	6,961
2010	18.058391	22.463020	24.39%	7,743
2009	14.562495	18.058391	24.01%	6,428
2008	21.846505	14.562495	-33.34%	560
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	37.018293	41.278090	11.51%	719
2016	30.672499	37.018293	20.69%	733
2015	31.737871	30.672499	-3.36%	748
2014	32.042038	31.737871	-0.95%	764
2013	23.144646	32.042038	38.44%	780
2012	20.395934	23.144646	13.48%	834
2011	21.980421	20.395934	-7.21%	852
2010	17.851607	21.980421	23.13%	2,515
2009	13.488714	17.851607	32.34%	4,805
2008	22.211989	13.488714	-39.27%	2,839
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	15.263352	18.074963	18.42%	1,365
2016	13.946110	15.263352	9.45%	1,587
2015	14.062983	13.946110	-0.83%	1,700
2014	12.763041	14.062983	10.19%	1,700
2013	9.908538	12.763041	28.81%	1,700
2012	8.830265	9.908538	12.21%	1,923
2011	8.939945	8.830265	-1.23%	1,923
2010	8.020350	8.939945	11.47%	1,923
2009	6.473769	8.020350	23.89%	4,475
2008	11.274443	6.473769	-42.58%	4,248
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.732068	14.369085	4.64%	4,875
2016	13.019192	13.732068	5.48%	4,990
2015	14.001209	13.019192	-7.01%	6,670
2014	11.056729	14.001209	26.63%	6,687
2013	10.921107	11.056729	1.24%	8,141
2012	9.600461	10.921107	13.76%	10,020
2011	9.174654	9.600461	4.64%	19,674
2010	7.172938	9.174654	27.91%	20,826
2009	5.580156	7.172938	28.54%	24,352
2008*	10.000000	5.580156	-44.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.065600	16.753453	19.11%	0
2016	12.850917	14.065600	9.45%	0
2015	12.957639	12.850917	-0.82%	0
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	1,357
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.286741	16.028103	12.19%	0
2016	12.029765	14.286741	18.76%	0
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.588149	16.384184	20.58%	287
2016	13.676995	13.588149	-0.65%	287
2015	14.486038	13.676995	-5.58%	287
2014	16.051858	14.486038	-9.75%	287
2013	13.604035	16.051858	17.99%	287
2012	11.581113	13.604035	17.47%	287
2011	13.459684	11.581113	-13.96%	287
2010	12.881784	13.459684	4.49%	676
2009*	10.000000	12.881784	28.82%	1,184
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.797737	11.991406	22.39%	34
2016	9.573360	9.797737	2.34%	34
2015*	10.000000	9.573360	-4.27%	34

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.851808	9.766136	-0.87%	59
2016	9.906027	9.851808	-0.55%	59
2015	10.063981	9.906027	-1.57%	59
2014	10.181143	10.063981	-1.15%	59
2013	10.298975	10.181143	-1.14%	59
2012	10.021374	10.298975	2.77%	0
2011	10.170023	10.021374	-1.46%	0
2010	9.831558	10.170023	3.44%	0
2009	8.829886	9.831558	11.34%	3,070
2008	10.381283	8.829886	-14.94%	4,103
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.792017	24.194237	16.36%	18
2016	19.261718	20.792017	7.94%	18
2015	19.696124	19.261718	-2.21%	386
2014	18.161430	19.696124	8.45%	389
2013	13.433360	18.161430	35.20%	18
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	1,789
2010	10.718556	12.938030	20.71%	1,964
2009	8.300816	10.718556	29.13%	1,789
2008	13.952052	8.300816	-40.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	16.105443	20.070729	24.62%	0
2016	16.760666	16.105443	-3.91%	0
2015	16.475408	16.760666	1.73%	0
2014	14.529958	16.475408	13.39%	0
2013	11.398728	14.529958	27.47%	0
2012	10.166772	11.398728	12.12%	0
2011	10.467779	10.166772	-2.88%	0
2010	9.737144	10.467779	7.50%	0
2009	6.857644	9.737144	41.99%	9,296
2008	12.811846	6.857644	-46.47%	4,274
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	15.422840	19.516829	26.54%	2,095
2016	15.338734	15.422840	0.55%	2,241
2015	14.644506	15.338734	4.74%	2,347
2014	14.090359	14.644506	3.93%	2,409
2013	10.546214	14.090359	33.61%	2,483
2012	9.218347	10.546214	14.40%	2,925
2011	9.280512	9.218347	-0.67%	3,002
2010	7.410380	9.280512	25.24%	3,352
2009	5.687744	7.410380	30.29%	4,568
2008	11.366549	5.687744	-49.96%	1,290

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.440249	23.419005	34.28%	1,827
2016	17.735521	17.440249	-1.66%	1,919
2015	17.366492	17.735521	2.12%	2,026
2014	17.279742	17.366492	0.50%	2,095
2013	13.814949	17.279742	25.08%	691
2012	11.595718	13.814949	19.14%	691
2011	12.868770	11.595718	-9.89%	1,599
2010	11.294605	12.868770	13.94%	1,599
2009	8.224685	11.294605	37.33%	3,712
2008	13.996399	8.224685	-41.24%	1,758
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.111867	10.558591	4.42%	753
2016	9.660359	10.111867	4.67%	753
2015	10.059849	9.660359	-3.97%	674
2014	9.956410	10.059849	1.04%	529
2013	10.147191	9.956410	-1.88%	385
2012*	10.000000	10.147191	1.47%	239
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.721003	10.834904	24.24%	0
2016	9.123662	8.721003	-4.41%	0
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.907505	19.421622	14.87%	3,786
2016	15.416795	16.907505	9.67%	4,597
2015	15.185963	15.416795	1.52%	4,943
2014	13.962030	15.185963	8.77%	7,242
2013	10.784102	13.962030	29.47%	7,324
2012	9.392031	10.784102	14.82%	7,336
2011	9.560353	9.392031	-1.76%	8,339
2010	8.380574	9.560353	14.08%	11,698
2009	6.649117	8.380574	26.04%	13,927
2008	10.999158	6.649117	-39.55%	14,775
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.591664	19.731589	12.16%	206
2016	15.166118	17.591664	15.99%	218
2015	16.403999	15.166118	-7.55%	240
2014	14.916140	16.403999	9.97%	250
2013	10.765896	14.916140	38.55%	265
2012	9.287529	10.765896	15.92%	309
2011	9.666488	9.287529	-3.92%	312
2010	7.972456	9.666488	21.25%	248
2009	5.914539	7.972456	34.79%	197
2008	9.683209	5.914539	-38.92%	669

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.319733	11.131296	7.86%	0
2016	9.277224	10.319733	11.24%	0
2015	9.671216	9.277224	-4.07%	0
2014*	10.000000	9.671216	-3.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	407
2010	10.837712	11.646011	7.46%	407
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.061363	11.004411	-0.51%	903
2016	11.112815	11.061363	-0.46%	967
2015	11.287188	11.112815	-1.54%	1,026
2014	11.402909	11.287188	-1.01%	4,034
2013	11.633026	11.402909	-1.98%	3,963
2012	11.196933	11.633026	3.89%	3,682
2011	11.282116	11.196933	-0.76%	4,940
2010	10.916941	11.282116	3.35%	4,970
2009*	10.000000	10.916941	9.17%	343
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.967400	13.207659	1.85%	0
2016	12.546943	12.967400	3.35%	0
2015	13.125427	12.546943	-4.41%	0
2014	12.958631	13.125427	1.29%	0
2013	14.528598	12.958631	-10.81%	0
2012	13.597643	14.528598	6.85%	0
2011	12.393052	13.597643	9.72%	0
2010	11.667396	12.393052	6.22%	0
2009	10.034276	11.667396	16.28%	0
2008	10.984617	10.034276	-8.65%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.585928	15.036693	3.09%	0
2016	14.456742	14.585928	0.89%	0
2015	14.650434	14.456742	-1.32%	0
2014	14.300621	14.650434	2.45%	0
2013	14.845654	14.300621	-3.67%	0
2012	13.787185	14.845654	7.68%	0
2011	13.543862	13.787185	1.80%	0
2010	12.750597	13.543862	6.22%	0
2009	11.381117	12.750597	12.03%	0
2008	11.058681	11.381117	2.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.500133	10.813864	2.99%	1,183
2016	10.417511	10.500133	0.79%	1,186
2015	10.567590	10.417511	-1.42%	1,065
2014	10.325496	10.567590	2.34%	835
2013	10.729699	10.325496	-3.77%	4,081
2012	9.973762	10.729699	7.58%	4,109
2011*	10.000000	9.973762	-0.26%	4,124
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.804409	12.193950	24.37%	0
2016*	10.000000	9.804409	-1.96%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.886840	13.318466	3.35%	0
2016	10.956047	12.886840	17.62%	0
2015	12.738205	10.956047	-13.99%	0
2014	13.446304	12.738205	-5.27%	0
2013	11.311786	13.446304	18.87%	0
2012	10.700031	11.311786	5.72%	0
2011	12.389635	10.700031	-13.64%	0
2010	9.702986	12.389635	27.69%	0
2009	6.248772	9.702986	55.28%	0
2008	11.211650	6.248772	-44.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.121882	33.925565	25.09%	64
2016	30.916649	27.121882	-12.27%	64
2015	27.978326	30.916649	10.50%	810
2014	21.700606	27.978326	28.93%	349
2013	14.674413	21.700606	47.88%	64
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	27.757816	41.192882	48.40%	177
2016	28.221889	27.757816	-1.64%	185
2015	33.398057	28.221889	-15.50%	194
2014	34.134686	33.398057	-2.16%	203
2013	31.014584	34.134686	10.06%	212
2012	24.319064	31.014584	27.53%	222
2011	33.330410	24.319064	-27.04%	232
2010	26.744986	33.330410	24.62%	241
2009	12.769075	26.744986	109.45%	248
2008	36.903113	12.769075	-65.40%	316
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	28.674609	27.695808	-3.41%	64
2016	20.307440	28.674609	41.20%	64
2015	31.057654	20.307440	-34.61%	64
2014	39.076577	31.057654	-20.52%	64
2013	35.982254	39.076577	8.60%	90
2012	35.425248	35.982254	1.57%	358
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
2009	21.958264	33.986489	54.78%	0
2008	41.485693	21.958264	-47.07%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.396615	20.372789	24.25%	0
2016	16.062157	16.396615	2.08%	0
2015	16.873703	16.062157	-4.81%	0
2014	15.584689	16.873703	8.27%	0
2013	11.843756	15.584689	31.59%	0
2012	10.367472	11.843756	14.24%	0
2011	11.324974	10.367472	-8.45%	0
2010	10.260024	11.324974	10.38%	0
2009	8.218680	10.260024	24.84%	0
2008	13.463535	8.218680	-38.96%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.205471	28.696419	23.66%	14
2016	21.919590	23.205471	5.87%	14
2015	22.972247	21.919590	-4.58%	14
2014	23.828936	22.972247	-3.60%	14
2013	16.143913	23.828936	47.60%	14
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.385772	32.566656	10.82%	0
2016	23.978080	29.385772	22.55%	0
2015	25.891957	23.978080	-7.39%	0
2014	24.201489	25.891957	6.98%	0
2013	17.905929	24.201489	35.16%	0
2012	15.392105	17.905929	16.33%	0
2011	17.152655	15.392105	-10.26%	802
2010	13.797970	17.152655	24.31%	917
2009	9.849380	13.797970	40.09%	865
2008	15.610701	9.849380	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.678987	12.908566	1.81%	1,023
2016	12.368114	12.678987	2.51%	193
2015	12.913569	12.368114	-4.22%	216
2014	12.730209	12.913569	1.44%	2,308
2013	14.164666	12.730209	-10.13%	2,521
2012	13.432801	14.164666	5.45%	965
2011	12.240643	13.432801	9.74%	635
2010	11.857942	12.240643	3.23%	379
2009	10.956148	11.857942	8.23%	774
2008	11.337083	10.956148	-3.36%	660
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	16.134748	19.091323	18.32%	1,605
2016	14.477526	16.134748	11.45%	1,629
2015	15.620915	14.477526	-7.32%	1,650
2014	14.139322	15.620915	10.48%	2,358
2013	10.600939	14.139322	33.38%	2,375
2012	9.408468	10.600939	12.67%	2,931
2011	9.291404	9.408468	1.26%	2,611
2010	8.288964	9.291404	12.09%	2,679
2009	7.147456	8.288964	15.97%	2,835
2008	11.127253	7.147456	-35.77%	2,099

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.376441	15.947383	28.85%	0
2016	13.335968	12.376441	-7.20%	0
2015	13.478241	13.335968	-1.06%	0
2014	14.525214	13.478241	-7.21%	0
2013	12.083353	14.525214	20.21%	0
2012	10.156108	12.083353	18.98%	0
2011	11.757951	10.156108	-13.62%	0
2010	10.568405	11.757951	11.26%	0
2009	8.045538	10.568405	31.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.302411	24.463451	9.69%	0
2016	18.485187	22.302411	20.65%	0
2015	19.097665	18.485187	-3.21%	0
2014	16.704316	19.097665	14.33%	0
2013	13.073286	16.704316	27.77%	0
2012	11.444774	13.073286	14.23%	0
2011	11.735524	11.444774	-2.48%	1,084
2010	10.021054	11.735524	17.11%	220
2009	7.853122	10.021054	27.61%	523
2008	10.571090	7.853122	-25.71%	1,296
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	25.998287	27.765066	6.80%	0
2016	21.973299	25.998287	18.32%	0
2015	23.280381	21.973299	-5.61%	0
2014	20.964844	23.280381	11.04%	0
2013	16.207003	20.964844	29.36%	0
2012	14.405116	16.207003	12.51%	0
2011	14.521309	14.405116	-0.80%	0
2010	13.037303	14.521309	11.38%	0
2009	11.076166	13.037303	17.71%	15,276
2008	15.404195	11.076166	-28.10%	11,686
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.094759	12.692383	14.40%	0
2016	9.734290	11.094759	13.98%	0
2015*	10.000000	9.734290	-2.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.769500	16.492723	11.67%	291
2016	14.488185	14.769500	1.94%	291
2015	14.902965	14.488185	-2.78%	291
2014	14.888462	14.902965	0.10%	78
2013	13.251063	14.888462	12.36%	78
2012	12.271448	13.251063	7.98%	78
2011	12.967969	12.271448	-5.37%	501
2010	12.031177	12.967969	7.79%	2,055
2009*	10.000000	12.031177	20.31%	1,896

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.180914	10.705882	5.16%	1,281
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.822747	9.955696	1.35%	0
2016	9.762234	9.822747	0.62%	0
2015*	10.000000	9.762234	-2.38%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.172992	1.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.953937	16.412267	9.75%	0
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.656361	30.528704	10.39%	668
2016	22.399151	27.656361	23.47%	793
2015	23.353793	22.399151	-4.09%	698
2014	22.623222	23.353793	3.23%	704
2013	16.371879	22.623222	38.18%	710
2012	14.405049	16.371879	13.65%	877
2011	14.586471	14.405049	-1.24%	724
2010	11.804780	14.586471	23.56%	731
2009	9.614918	11.804780	22.78%	2,736
2008	14.172865	9.614918	-32.16%	2,742
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	16.106673	19.224697	19.36%	510
2016	14.682217	16.106673	9.70%	998
2015	14.787621	14.682217	-0.71%	1,177
2014	13.276376	14.787621	11.38%	1,492
2013	10.239975	13.276376	29.65%	2,119
2012	9.010109	10.239975	13.65%	2,409
2011	9.005817	9.010109	0.05%	2,937
2010	7.985805	9.005817	12.77%	6,342
2009	6.437029	7.985805	24.06%	6,760
2008	10.428608	6.437029	-38.28%	6,045

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.891731	14.601678	13.26%	0
2016	11.893604	12.891731	8.39%	278
2015	12.511330	11.893604	-4.94%	482
2014	11.229924	12.511330	11.41%	53
2013	8.512216	11.229924	31.93%	806
2012	7.741565	8.512216	9.95%	332
2011	7.812755	7.741565	-0.91%	1,482
2010	6.929234	7.812755	12.75%	4,707
2009	5.275457	6.929234	31.35%	6,262
2008	8.192611	5.275457	-35.61%	1,565
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	15.353004	19.198584	25.05%	1,204
2016	14.488461	15.353004	5.97%	1,201
2015	15.127459	14.488461	-4.22%	1,547
2014	14.251552	15.127459	6.15%	1,550
2013	11.983707	14.251552	18.92%	1,534
2012	11.051189	11.983707	8.44%	2,341
2011	10.322980	11.051189	7.05%	1,713
2010	9.115753	10.322980	13.24%	4,709
2009	7.574182	9.115753	20.35%	5,044
2008	10.948671	7.574182	-30.82%	1,520
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.212567	16.675818	26.21%	0
2016	13.651494	13.212567	-3.22%	0
2015	14.290593	13.651494	-4.47%	0
2014	16.048318	14.290593	-10.95%	0
2013	13.287121	16.048318	20.78%	0
2012	12.010027	13.287121	10.63%	0
2011	15.002516	12.010027	-19.95%	0
2010	14.625726	15.002516	2.58%	0
2009	11.371635	14.625726	28.62%	0
2008	18.475854	11.371635	-38.45%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	17.378511	21.278715	22.44%	0
2016	15.115709	17.378511	14.97%	0
2015	15.751440	15.115709	-4.04%	0
2014	15.788484	15.751440	-0.23%	0
2013	10.823162	15.788484	45.88%	0
2012	9.142064	10.823162	18.39%	0
2011	10.805526	9.142064	-15.39%	0
2010	8.389944	10.805526	28.79%	0
2009	6.778749	8.389944	23.77%	0
2008	11.061695	6.778749	-38.72%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.275480	10.438406	1.59%	0
2016	9.604149	10.275480	6.99%	0
2015	9.878201	9.604149	-2.77%	0
2014*	10.000000	9.878201	-1.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.624570	16.984993	2.17%	2,048
2016	16.304918	16.624570	1.96%	3,031
2015	16.644322	16.304918	-2.04%	3,504
2014	16.329991	16.644322	1.92%	3,716
2013	16.458981	16.329991	-0.78%	4,086
2012	15.276254	16.458981	7.74%	4,874
2011	15.209865	15.276254	0.44%	4,818
2010	14.274621	15.209865	6.55%	4,862
2009	12.069728	14.274621	18.27%	6,201
2008	13.257135	12.069728	-8.96%	6,817
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.765944	15.275138	10.96%	0
2016	13.314878	13.765944	3.39%	0
2015	13.601369	13.314878	-2.11%	0
2014	13.273359	13.601369	2.47%	0
2013	11.920188	13.273359	11.35%	0
2012	10.869096	11.920188	9.67%	0
2011	11.099430	10.869096	-2.08%	0
2010	10.025789	11.099430	10.71%	0
2009	8.223364	10.025789	21.92%	0
2008	11.177043	8.223364	-26.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.731849	15.706586	14.38%	0
2016	13.186077	13.731849	4.14%	0
2015	13.477175	13.186077	-2.16%	0
2014	13.112611	13.477175	2.78%	0
2013	11.515609	13.112611	13.87%	0
2012	10.360793	11.515609	11.15%	0
2011	10.670314	10.360793	-2.90%	0
2010	9.488059	10.670314	12.46%	0
2009	7.502903	9.488059	26.46%	0
2008	11.355067	7.502903	-33.92%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.990849	16.600078	18.65%	78
2016	13.374549	13.990849	4.61%	67
2015	13.665628	13.374549	-2.13%	67
2014	13.270970	13.665628	2.97%	67
2013	11.123029	13.270970	19.31%	67
2012	9.808751	11.123029	13.40%	63
2011	10.264947	9.808751	-4.44%	44
2010	9.011193	10.264947	13.91%	29
2009	6.983293	9.011193	29.04%	35
2008	11.484335	6.983293	-39.19%	109
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.400299	11.859697	14.03%	0
2016*	10.000000	10.400299	4.00%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	22.839402	27.310857	19.58%	0
2016	21.551729	22.839402	5.97%	0
2015	21.825046	21.551729	-1.25%	0
2014	19.876369	21.825046	9.80%	0
2013	15.433642	19.876369	28.79%	0
2012	13.513371	15.433642	14.21%	0
2011	14.133272	13.513371	-4.39%	0
2010	12.289568	14.133272	15.00%	0
2009	9.224818	12.289568	33.22%	9,981
2008	16.370316	9.224818	-43.65%	14,984
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.351246	9.883319	-4.52%	5,017
2016	7.895121	10.351246	31.11%	5,509
2015	10.145183	7.895121	-22.18%	6,506
2014	11.843248	10.145183	-14.34%	5,368
2013	9.714618	11.843248	21.91%	5,036
2012	9.445903	9.714618	2.84%	5,032
2011	10.146276	9.445903	-6.90%	6,538
2010	8.671008	10.146276	17.01%	6,749
2009	5.983448	8.671008	44.92%	5,577
2008	13.364194	5.983448	-55.23%	4,271
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.356564	19.227607	10.78%	5,696
2016	14.990120	17.356564	15.79%	6,466
2015	15.915647	14.990120	-5.82%	6,816
2014	14.917510	15.915647	6.69%	6,910
2013	11.866714	14.917510	25.71%	7,496
2012	10.312273	11.866714	15.07%	8,528
2011	10.411498	10.312273	-0.95%	9,995
2010	9.212249	10.411498	13.02%	11,849
2009	7.214519	9.212249	27.69%	12,841
2008	12.823164	7.214519	-43.74%	15,052

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.224444	12.854110	14.52%	0
2016*	10.000000	11.224444	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.667617	16.719909	31.99%	0
2016	12.867401	12.667617	-1.55%	0
2015	12.422333	12.867401	3.58%	0
2014	11.284270	12.422333	10.09%	0
2013	8.340233	11.284270	35.30%	0
2012	7.109686	8.340233	17.31%	0
2011	7.085232	7.109686	0.35%	0
2010	5.834798	7.085232	21.43%	0
2009	4.077511	5.834798	43.10%	267
2008	9.240175	4.077511	-55.87%	267
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.235871	18.874026	32.58%	916
2016	14.393385	14.235871	-1.09%	799
2015	13.691579	14.393385	5.13%	1,280
2014	12.539586	13.691579	9.19%	1,452
2013	9.375162	12.539586	33.75%	1,708
2012	8.335019	9.375162	12.48%	1,967
2011	8.475516	8.335019	-1.66%	3,535
2010	6.957073	8.475516	21.83%	6,807
2009	5.528456	6.957073	25.84%	7,030
2008	10.669839	5.528456	-48.19%	6,225
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.978558	14.698329	5.15%	1,097
2016	12.445346	13.978558	12.32%	1,171
2015	13.168063	12.445346	-5.49%	1,443
2014	13.266866	13.168063	-0.74%	86
2013	12.760502	13.266866	3.97%	86
2012	11.379525	12.760502	12.14%	86
2011	11.149869	11.379525	2.06%	86
2010	9.978355	11.149869	11.74%	86
2009	7.067396	9.978355	41.19%	112
2008	9.604171	7.067396	-26.41%	194
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.577629	13.888371	2.29%	79
2016	13.214255	13.577629	2.75%	79
2015	13.552134	13.214255	-2.49%	74
2014	13.049653	13.552134	3.85%	0
2013	13.544812	13.049653	-3.66%	772
2012	13.041358	13.544812	3.86%	707
2011	12.386820	13.041358	5.28%	1,252
2010	11.714253	12.386820	5.74%	1,058
2009	10.312555	11.714253	13.59%	3,205
2008	10.865053	10.312555	-5.09%	1,780

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.857886	19.982963	18.54%	154
2016	15.311403	16.857886	10.10%	154
2015	15.829512	15.311403	-3.27%	154
2014	15.179140	15.829512	4.28%	154
2013	11.360376	15.179140	33.61%	154
2012	10.081964	11.360376	12.68%	154
2011	11.498770	10.081964	-12.32%	1,300
2010	9.097945	11.498770	26.39%	3,946
2009	6.616903	9.097945	37.50%	4,097
2008	11.139451	6.616903	-40.60%	2,630
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.217774	15.610534	27.77%	132
2016	13.112691	12.217774	-6.82%	132
2015	12.902709	13.112691	1.63%	132
2014	14.306840	12.902709	-9.81%	65
2013	11.174489	14.306840	28.03%	65
2012	9.440539	11.174489	18.37%	65
2011	11.614303	9.440539	-18.72%	65
2010	10.467057	11.614303	10.96%	65
2009	8.430171	10.467057	24.16%	65
2008	15.293567	8.430171	-44.88%	87
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.165816	1.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.654811	25.351551	17.07%	32
2016	20.141517	21.654811	7.51%	33
2015	21.157060	20.141517	-4.80%	149
2014	20.193454	21.157060	4.77%	231
2013	15.764033	20.193454	28.10%	231
2012	12.630580	15.764033	24.81%	247
2011	14.110221	12.630580	-10.49%	341
2010	11.362675	14.110221	24.18%	460
2009	7.351459	11.362675	54.56%	734
2008	15.333778	7.351459	-52.06%	280
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	1,466
2009	6.575833	8.410983	27.91%	1,386
2008*	10.000000	6.575833	-34.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.014079	16.170860	7.70%	3,729
2016	13.408196	15.014079	11.98%	3,842
2015	14.690328	13.408196	-8.73%	5,561
2014	14.299561	14.690328	2.73%	5,146
2013	12.779929	14.299561	11.89%	4,398
2012	11.552993	12.779929	10.62%	3,339
2011	11.490332	11.552993	0.55%	3,914
2010	10.384783	11.490332	10.65%	5,033
2009	7.798968	10.384783	33.16%	5,074
2008	11.290361	7.798968	-30.92%	2,576
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.204854	18.695774	8.67%	109
2016	13.456924	17.204854	27.85%	181
2015	14.796668	13.456924	-9.05%	210
2014	14.982387	14.796668	-1.24%	170
2013	11.198664	14.982387	33.79%	170
2012	9.633078	11.198664	16.25%	170
2011	10.192590	9.633078	-5.49%	170
2010	8.094732	10.192590	25.92%	1,949
2009	6.382308	8.094732	26.83%	2,003
2008	9.703244	6.382308	-34.23%	1,488
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.481692	11.695442	37.89%	180
2016	7.354013	8.481692	15.33%	155
2015	9.314957	7.354013	-21.05%	155
2014*	10.000000	9.314957	-6.85%	155
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.623746	17.954830	14.92%	0
2016	14.800780	15.623746	5.56%	0
2015	16.086993	14.800780	-8.00%	0
2014	18.383335	16.086993	-12.49%	0
2013	15.185848	18.383335	21.06%	0
2012	13.039889	15.185848	16.46%	0
2011	14.827262	13.039889	-12.05%	0
2010	13.893531	14.827262	6.72%	0
2009	10.301446	13.893531	34.87%	0
2008	17.553065	10.301446	-41.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.339492	9.556957	14.60%	0
2016	7.923415	8.339492	5.25%	0
2015	8.628951	7.923415	-8.18%	0
2014*	10.000000	8.628951	-13.71%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.465051	9.474150	0.10%	0
2016	9.362928	9.465051	1.09%	0
2015	9.963480	9.362928	-6.03%	0
2014*	10.000000	9.963480	-0.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.093229	13.664485	12.99%	0
2016	11.156643	12.093229	8.39%	0
2015	11.437351	11.156643	-2.45%	0
2014	11.091936	11.437351	3.11%	0
2013	9.469055	11.091936	17.14%	0
2012	8.272264	9.469055	14.47%	0
2011	10.005079	8.272264	-17.32%	0
2010	8.806620	10.005079	13.61%	0
2009	7.490245	8.806620	17.57%	0
2008	12.379923	7.490245	-39.50%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.643763	17.928659	22.43%	0
2016	13.723897	14.643763	6.70%	0
2015	13.986574	13.723897	-1.88%	0
2014	12.598841	13.986574	11.01%	0
2013	9.829646	12.598841	28.17%	0
2012	8.645070	9.829646	13.70%	0
2011	9.201330	8.645070	-6.05%	0
2010	7.545711	9.201330	21.94%	0
2009	5.337520	7.545711	41.37%	0
2008	9.054036	5.337520	-41.05%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.771773	16.593795	12.33%	0
2016	13.925651	14.771773	6.08%	0
2015	14.165738	13.925651	-1.69%	0
2014	13.518243	14.165738	4.79%	0
2013	12.040533	13.518243	12.27%	0
2012	10.823611	12.040533	11.24%	0
2011	10.949984	10.823611	-1.15%	0
2010	10.085370	10.949984	8.57%	0
2009	8.175042	10.085370	23.37%	0
2008	11.435451	8.175042	-28.51%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.235053	19.426524	12.72%	0
2016	14.301486	17.235053	20.51%	0
2015	15.282018	14.301486	-6.42%	0
2014	14.461441	15.282018	5.67%	0
2013	11.054817	14.461441	30.82%	0
2012	9.746816	11.054817	13.42%	0
2011	10.376119	9.746816	-6.06%	0
2010	9.060730	10.376119	14.52%	0
2009	6.936971	9.060730	30.62%	0
2008	11.473043	6.936971	-39.54%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.890567	18.664650	4.33%	0
2016	15.501849	17.890567	15.41%	0
2015	16.435639	15.501849	-5.68%	0
2014	16.326510	16.435639	0.67%	0
2013	15.482752	16.326510	5.45%	0
2012	13.726431	15.482752	12.80%	0
2011	13.982588	13.726431	-1.83%	0
2010	12.335251	13.982588	13.35%	0
2009	7.271256	12.335251	69.64%	0
2008	10.575008	7.271256	-31.24%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	21.028279	21.414539	1.84%	0
2016	16.912754	21.028279	24.33%	0
2015	18.443451	16.912754	-8.30%	0
2014	19.044647	18.443451	-3.16%	0
2013	14.177200	19.044647	34.33%	0
2012	12.080917	14.177200	17.35%	0
2011	12.896250	12.080917	-6.32%	0
2010	10.774487	12.896250	19.69%	0
2009	7.036352	10.774487	53.13%	0
2008	11.667543	7.036352	-39.69%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	19.026082	21.246003	11.67%	0
2016	15.284534	19.026082	24.48%	0
2015	16.699280	15.284534	-8.47%	0
2014	16.851537	16.699280	-0.90%	0
2013	12.871150	16.851537	30.92%	0
2012	11.191709	12.871150	15.01%	0
2011	12.319796	11.191709	-9.16%	0
2010	10.649896	12.319796	15.68%	0
2009	7.535134	10.649896	41.34%	0
2008	10.726764	7.535134	-29.75%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.891839	19.099519	20.18%	0
2016	14.263169	15.891839	11.42%	0
2015	14.715113	14.263169	-3.07%	0
2014	13.772671	14.715113	6.84%	0
2013	9.923033	13.772671	38.79%	0
2012	9.058624	9.923033	9.54%	0
2011	9.408673	9.058624	-3.72%	0
2010	7.364449	9.408673	27.76%	0
2009	5.547115	7.364449	32.76%	0
2008	10.703912	5.547115	-48.18%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.839145	18.960328	27.77%	0
2016	13.898311	14.839145	6.77%	0
2015	13.416451	13.898311	3.59%	0
2014	11.855863	13.416451	13.16%	0
2013	9.411972	11.855863	25.97%	0
2012	8.657290	9.411972	8.72%	0
2011	9.213839	8.657290	-6.04%	0
2010	8.043524	9.213839	14.55%	0
2009	6.145592	8.043524	30.88%	0
2008	9.945198	6.145592	-38.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.616073	18.278404	25.06%	0
2016	14.553198	14.616073	0.43%	0
2015	14.113345	14.553198	3.12%	0
2014	13.253498	14.113345	6.49%	0
2013	9.630791	13.253498	37.62%	0
2012*	10.000000	9.630791	-3.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.985733	21.189347	24.75%	0
2016	16.954262	16.985733	0.19%	0
2015	16.482122	16.954262	2.86%	0
2014	15.516740	16.482122	6.22%	0
2013	11.302953	15.516740	37.28%	0
2012	10.150694	11.302953	11.35%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	18.680676	20.762417	11.14%	0
2016	17.251456	18.680676	8.28%	0
2015	18.643460	17.251456	-7.47%	0
2014	17.555121	18.643460	6.20%	0
2013	13.831251	17.555121	26.92%	0
2012	12.368371	13.831251	11.83%	0
2011	12.602586	12.368371	-1.86%	0
2010	11.714118	12.602586	7.58%	0
2009	9.297774	11.714118	25.99%	0
2008	13.553858	9.297774	-31.40%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.355719	15.653275	9.04%	0
2016	12.697603	14.355719	13.06%	0
2015	13.233923	12.697603	-4.05%	0
2014	12.359835	13.233923	7.07%	0
2013	10.054320	12.359835	22.93%	0
2012	9.095213	10.054320	10.55%	0
2011*	10.000000	9.095213	-9.05%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.147686	13.486382	11.02%	0
2016	12.122427	12.147686	0.21%	0
2015	12.530129	12.122427	-3.25%	0
2014	11.132184	12.530129	12.56%	0
2013	11.036798	11.132184	0.86%	0
2012	8.772637	11.036798	25.81%	0
2011	9.555068	8.772637	-8.19%	0
2010	8.279941	9.555068	15.40%	0
2009	6.410653	8.279941	29.16%	0
2008	11.794234	6.410653	-45.65%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.396955	20.926133	13.75%	0
2016	21.158298	18.396955	-13.05%	0
2015	20.885552	21.158298	1.31%	0
2014	17.772585	20.885552	17.52%	0
2013	12.877405	17.772585	38.01%	0
2012	10.847065	12.877405	18.72%	0
2011	10.625785	10.847065	2.08%	0
2010	10.276530	10.625785	3.40%	0
2009	8.196514	10.276530	25.38%	0
2008	11.693634	8.196514	-29.91%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	20.000672	24.159860	20.80%	0
2016	20.458676	20.000672	-2.24%	0
2015	21.333671	20.458676	-4.10%	0
2014	21.652997	21.333671	-1.47%	0
2013	18.527122	21.652997	16.87%	0
2012	16.330889	18.527122	13.45%	0
2011	17.831844	16.330889	-8.42%	0
2010	16.088873	17.831844	10.83%	0
2009	12.114333	16.088873	32.81%	0
2008	20.692453	12.114333	-41.46%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.379123	15.064278	12.60%	0
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.495065	16.187325	19.95%	84
2016	13.663554	13.495065	-1.23%	73
2015	13.770565	13.663554	-0.78%	73
2014	13.021428	13.770565	5.75%	73
2013	9.706928	13.021428	34.15%	73
2012*	10.000000	9.706928	-2.93%	69
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.148430	26.886988	16.15%	120
2016	24.192910	23.148430	-4.32%	120
2015	26.880030	24.192910	-10.00%	1,186
2014	28.894204	26.880030	-6.97%	1,067
2013	23.514093	28.894204	22.88%	1,067
2012	20.093013	23.514093	17.03%	1,067
2011	22.049524	20.093013	-8.87%	1,632
2010	20.660999	22.049524	6.72%	6,626
2009*	10.000000	20.660999	22.80%	6,294
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.993292	26.183913	4.76%	0
2016	21.904455	24.993292	14.10%	0
2015	23.857974	21.904455	-8.19%	0
2014	23.841165	23.857974	0.07%	0
2013	21.971242	23.841165	8.51%	0
2012	18.859306	21.971242	16.50%	119

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.035522	27.460451	24.62%	106
2016	21.145165	22.035522	4.21%	106
2015	22.853781	21.145165	-7.48%	106
2014	21.574873	22.853781	5.93%	106
2013	16.908213	21.574873	27.60%	106
2012	15.162773	16.908213	11.51%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.790637	9.937263	1.50%	0
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.316205	19.553214	27.66%	950
2016	15.299000	15.316205	0.11%	1,029
2015	13.917982	15.299000	9.92%	1,182
2014	13.066652	13.917982	6.52%	1,233
2013	10.166150	13.066652	28.53%	1,506
2012	8.358639	10.166150	21.62%	1,546
2011	9.146474	8.358639	-8.61%	1,635
2010	8.747266	9.146474	4.56%	4,546
2009	6.100431	8.747266	43.39%	6,421
2008	11.155504	6.100431	-45.31%	3,122
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.111153	11.543353	42.31%	421
2016	7.254525	8.111153	11.81%	404
2015	7.059545	7.254525	2.76%	419
2014	6.574390	7.059545	7.38%	44
2013	4.944817	6.574390	32.96%	60
2012	4.226345	4.944817	17.00%	155
2011	4.711594	4.226345	-10.30%	66
2010	3.856916	4.711594	22.16%	186
2009	2.503305	3.856916	54.07%	186
2008	4.550037	2.503305	-44.98%	186
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.572221	12.296257	28.46%	379
2016	10.448028	9.572221	-8.38%	344
2015	11.666843	10.448028	-10.45%	925
2014	13.516487	11.666843	-13.68%	335
2013	12.044112	13.516487	12.22%	337
2012	10.837024	12.044112	11.14%	331
2011	16.309798	10.837024	-33.56%	2
2010	13.284886	16.309798	22.77%	684
2009	7.554689	13.284886	75.85%	684
2008	16.105099	7.554689	-53.09%	681

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	26.060957	29.116061	11.72%	0
2016	23.137210	26.060957	12.64%	0
2015	24.204048	23.137210	-4.41%	0
2014	21.412792	24.204048	13.04%	204
2013	16.481411	21.412792	29.92%	204
2012	13.943047	16.481411	18.21%	515
2011	13.897772	13.943047	0.33%	204
2010	11.463604	13.897772	21.23%	204
2009	9.213885	11.463604	24.42%	718
2008	14.048162	9.213885	-34.41%	878
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.772577	11.012480	25.53%	0
2016	7.395992	8.772577	18.61%	0
2015	9.421191	7.395992	-21.50%	0
2014*	10.000000	9.421191	-5.79%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.024451	24.843360	24.07%	40
2016	18.741458	20.024451	6.85%	0
2015	19.503523	18.741458	-3.91%	0
2014	21.470201	19.503523	-9.16%	0
2013	15.482049	21.470201	38.68%	0
2012	13.041164	15.482049	18.72%	164
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.639874	26.090754	15.24%	32
2016	20.262354	22.639874	11.73%	80
2015	20.828312	20.262354	-2.72%	80
2014	19.246483	20.828312	8.22%	87
2013	14.454038	19.246483	33.16%	87
2012	12.702176	14.454038	13.79%	87
2011	12.995137	12.702176	-2.25%	0
2010	11.898593	12.995137	9.22%	0
2009	9.895116	11.898593	20.25%	430
2008	14.982427	9.895116	-33.96%	2,017
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.591488	19.418232	24.54%	982
2016	15.289156	15.591488	1.98%	968
2015	14.643868	15.289156	4.41%	252
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	437
2011	10.713597	10.334130	-3.54%	1,153
2010*	10.000000	10.713597	7.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.611865	13.158721	4.34%	0
2016	12.102776	12.611865	4.21%	0
2015	12.405411	12.102776	-2.44%	0
2014	11.712740	12.405411	5.91%	0
2013	11.965367	11.712740	-2.11%	0
2012	11.134135	11.965367	7.47%	0
2011	10.731570	11.134135	3.75%	0
2010	10.199504	10.731570	5.22%	0
2009	9.472787	10.199504	7.67%	0
2008	10.742730	9.472787	-11.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	32.368857	34.874467	7.74%	65
2016	29.813745	32.368857	8.57%	65
2015	30.702838	29.813745	-2.90%	65
2014	30.376377	30.702838	1.07%	65
2013	33.899440	30.376377	-10.39%	65
2012	29.265733	33.899440	15.83%	65
2011	27.842587	29.265733	5.11%	65
2010	25.835133	27.842587	7.77%	65
2009	20.204745	25.835133	27.87%	69
2008	24.199486	20.204745	-16.51%	69
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.893286	16.982069	14.02%	0
2016	14.364455	14.893286	3.68%	0
2015	15.627216	14.364455	-8.08%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.622712	26.278580	6.72%	2,082
2016	20.817866	24.622712	18.28%	2,414
2015	22.146378	20.817866	-6.00%	5,214
2014	19.936841	22.146378	11.08%	5,495
2013	15.392176	19.936841	29.53%	5,898
2012	13.670505	15.392176	12.59%	6,251
2011	13.831129	13.670505	-1.16%	6,315
2010	12.413156	13.831129	11.42%	12,350
2009*	10.000000	12.413156	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.913334	16.958699	13.72%	5,955
2016	13.932083	14.913334	7.04%	5,955
2015	14.049200	13.932083	-0.83%	3,684
2014	13.626690	14.049200	3.10%	3,671
2013	11.255546	13.626690	21.07%	3,052
2012	9.905519	11.255546	13.63%	3,205
2011	9.993847	9.905519	-0.88%	2,551
2010	9.085128	9.993847	10.00%	3,253
2009	7.496405	9.085128	21.19%	3,219
2008	10.870847	7.496405	-31.04%	6,964
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.135357	11.286691	1.36%	733
2016	11.046140	11.135357	0.81%	636
2015	11.274673	11.046140	-2.03%	422
2014	10.936849	11.274673	3.09%	422
2013	11.431553	10.936849	-4.33%	422
2012	11.090766	11.431553	3.07%	422
2011	10.682066	11.090766	3.83%	422
2010	10.263054	10.682066	4.08%	861
2009	9.318922	10.263054	10.13%	932
2008	10.529215	9.318922	-11.49%	525
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.296414	19.673801	28.62%	93
2016	15.546905	15.296414	-1.61%	93
2015	14.859628	15.546905	4.63%	93
2014	14.859259	14.859628	0.00%	93
2013	11.762560	14.859259	26.33%	93
2012	9.811580	11.762560	19.88%	93
2011	11.016702	9.811580	-10.94%	93
2010	10.079451	11.016702	9.30%	0
2009	7.248531	10.079451	39.06%	0
2008	12.029430	7.248531	-39.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.906207	19.962916	25.50%	662
2016	14.850890	15.906207	7.11%	631
2015	14.209820	14.850890	4.51%	709
2014	13.390128	14.209820	6.12%	71
2013	10.520324	13.390128	27.28%	71
2012	9.125578	10.520324	15.28%	67
2011	9.749596	9.125578	-6.40%	47
2010	8.399928	9.749596	16.07%	1,437
2009	6.163543	8.399928	36.28%	1,413
2008	11.251384	6.163543	-45.22%	4,617
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.042646	16.814519	19.74%	0
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	15.055031	17.445553	15.88%	409
2016	13.004154	15.055031	15.77%	426
2015	14.132783	13.004154	-7.99%	961
2014	13.183176	14.132783	7.20%	1,000
2013	9.897285	13.183176	33.20%	1,000
2012	8.508124	9.897285	16.33%	1,000
2011	8.870012	8.508124	-4.08%	3,861
2010	7.801926	8.870012	13.69%	1,000
2009	6.180472	7.801926	26.24%	1,138
2008	9.989081	6.180472	-38.13%	2,286
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.057095	11.697232	16.31%	0
2016*	10.000000	10.057095	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.028219	19.949332	4.84%	82
2016	16.973208	19.028219	12.11%	309
2015	17.747090	16.973208	-4.36%	529
2014	17.622945	17.747090	0.70%	540
2013	16.760602	17.622945	5.15%	368
2012	14.899655	16.760602	12.49%	378
2011	14.614184	14.899655	1.95%	389
2010	13.151905	14.614184	11.12%	400
2009	9.173240	13.151905	43.37%	663
2008	12.972417	9.173240	-29.29%	696

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.941327	17.094021	22.61%	349
2016	12.496354	13.941327	11.56%	460
2015	12.864322	12.496354	-2.86%	815
2014	12.289112	12.864322	4.68%	884
2013	8.701337	12.289112	41.23%	939
2012	7.577427	8.701337	14.83%	970
2011	8.730443	7.577427	-13.21%	1,146
2010	7.690153	8.730443	13.53%	1,482
2009	5.119697	7.690153	50.21%	3,090
2008*	10.000000	5.119697	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.973610	13.444994	22.52%	0
2016*	10.000000	10.973610	9.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.603496	18.176477	16.49%	0
2016	14.429596	15.603496	8.14%	0
2015	14.741837	14.429596	-2.12%	0
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.582781	12.098134	4.45%	0
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.555420	11.896590	12.71%	0
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.561046	12.216704	15.68%	0
2016	10.125079	10.561046	4.31%	0
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.250009	12.559058	2.52%	0
2016	11.840894	12.250009	3.46%	0
2015	12.145417	11.840894	-2.51%	269
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	0
2012	11.551242	12.222319	5.81%	341
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.002263	11.579526	15.77%	0
2016	9.143840	10.002263	9.39%	0
2015*	10.000000	9.143840	-8.56%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.978709	11.155097	11.79%	0
2016	9.341892	9.978709	6.82%	0
2015*	10.000000	9.341892	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	17.249833	23.971219	38.96%	112
2016	16.306755	17.249833	5.78%	94
2015	19.767912	16.306755	-17.51%	88
2014	21.303428	19.767912	-7.21%	85
2013	21.533383	21.303428	-1.07%	0
2012	18.707917	21.533383	15.10%	0
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	14.09%	0
2009	13.413179	21.511405	60.38%	108
2008	32.340229	13.413179	-58.52%	108
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.910761	14.948306	0.25%	1,830
2016	15.071537	14.910761	-1.07%	3,165
2015	15.364519	15.071537	-1.91%	5,884
2014	14.962495	15.364519	2.69%	6,325
2013	15.880835	14.962495	-5.78%	6,834
2012	15.692945	15.880835	1.20%	7,027
2011	14.898852	15.692945	5.33%	7,526
2010	14.479540	14.898852	2.90%	8,849
2009	14.358898	14.479540	0.84%	12,843
2008	13.574184	14.358898	5.78%	15,047
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.703116	9.569096	-1.38%	2,919
2016	9.879737	9.703116	-1.79%	5,412
2015	10.060828	9.879737	-1.80%	6,586
2014	10.245240	10.060828	-1.80%	8,508
2013	10.433032	10.245240	-1.80%	5,302
2012	10.624795	10.433032	-1.80%	7,702
2011	10.819000	10.624795	-1.80%	5,534
2010	11.017294	10.819000	-1.80%	9,153
2009	11.214533	11.017294	-1.76%	15,608
2008	11.190282	11.214533	0.22%	12,352
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	12.059743	15.094726	25.17%	0
2016	12.174390	12.059743	-0.94%	0
2015	12.788550	12.174390	-4.80%	0
2014	13.081647	12.788550	-2.24%	0
2013	11.305310	13.081647	15.71%	0
2012	9.958646	11.305310	13.52%	13
2011	11.238291	9.958646	-11.39%	13
2010	10.101526	11.238291	11.25%	0
2009	7.929776	10.101526	27.39%	0
2008	14.970138	7.929776	-47.03%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.003411	11.004233	22.22%	89
2016	9.120290	9.003411	-1.28%	89
2015	9.418303	9.120290	-3.16%	89
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.953414	22.043592	16.30%	383
2016	17.630621	18.953414	7.50%	383
2015	18.134824	17.630621	-2.78%	383
2014	17.590296	18.134824	3.10%	383
2013	14.076979	17.590296	24.96%	383
2012	12.368585	14.076979	13.81%	383
2011	13.110280	12.368585	-5.66%	383
2010	11.646645	13.110280	12.57%	383
2009	9.323591	11.646645	24.92%	1,722
2008	15.033743	9.323591	-37.98%	1,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.449516	16.861001	9.14%	51
2016	14.799176	15.449516	4.39%	96
2015	15.096673	14.799176	-1.97%	113
2014	14.699388	15.096673	2.70%	113
2013	13.197182	14.699388	11.38%	113
2012	12.286428	13.197182	7.41%	113
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.382902	13.889532	3.79%	422
2016	13.070247	13.382902	2.39%	447
2015	13.274683	13.070247	-1.54%	473
2014	13.011797	13.274683	2.02%	500
2013	12.639579	13.011797	2.94%	526
2012	12.238415	12.639579	3.28%	554
2011	12.107364	12.238415	1.08%	580
2010	11.643153	12.107364	3.99%	840
2009	10.869146	11.643153	7.12%	868
2008	11.777759	10.869146	-7.71%	663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.726568	18.549759	10.90%	16,687
2016	15.896802	16.726568	5.22%	16,616
2015	16.242561	15.896802	-2.13%	20,240
2014	15.725522	16.242561	3.29%	19,792
2013	13.730648	15.725522	14.53%	19,941
2012	12.618607	13.730648	8.81%	20,038
2011	12.854611	12.618607	-1.84%	22,475
2010	11.802072	12.854611	8.92%	17,508
2009	10.088008	11.802072	16.99%	31,665
2008	13.375677	10.088008	-24.58%	12,091
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.155705	20.803655	14.58%	0
2016	17.042137	18.155705	6.53%	0
2015	17.482120	17.042137	-2.52%	0
2014	16.961757	17.482120	3.07%	0
2013	14.114159	16.961757	20.18%	6,606
2012	12.634880	14.114159	11.71%	6,606
2011	13.145555	12.634880	-3.88%	6,606
2010	11.863738	13.145555	10.80%	10,998
2009	9.712156	11.863738	22.15%	2,389
2008	14.415677	9.712156	-32.63%	1,591

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.300349	16.409778	7.25%	483
2016	14.739432	15.300349	3.81%	483
2015	15.014196	14.739432	-1.83%	483
2014	14.597561	15.014196	2.85%	483
2013	13.453194	14.597561	8.51%	483
2012	12.680847	13.453194	6.09%	483
2011	12.651820	12.680847	0.23%	2,990
2010	11.872501	12.651820	6.56%	606
2009	10.553393	11.872501	12.50%	606
2008	12.650005	10.553393	-16.57%	7,350
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.237073	29.052902	25.03%	2,402
2016	22.832449	23.237073	1.77%	2,570
2015	22.124173	22.832449	3.20%	2,712
2014	20.707487	22.124173	6.84%	3,885
2013	15.425288	20.707487	34.24%	3,940
2012	13.235540	15.425288	16.54%	3,944
2011	13.785567	13.235540	-3.99%	4,319
2010	12.902691	13.785567	6.84%	12,403
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.152240	11.720081	15.44%	0
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.793913	40.698136	13.70%	1,524
2016	30.300353	35.793913	18.13%	1,615
2015	31.658076	30.300353	-4.29%	2,019
2014	29.462863	31.658076	7.45%	1,767
2013	22.550232	29.462863	30.65%	1,959
2012	19.548751	22.550232	15.35%	2,046
2011	20.426087	19.548751	-4.30%	3,783
2010	16.481668	20.426087	23.93%	2,695
2009	12.272830	16.481668	34.29%	4,537
2008	19.670901	12.272830	-37.61%	3,267

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.762224	17.503581	4.42%	593
2016	15.710186	16.762224	6.70%	608
2015	16.474333	15.710186	-4.64%	884
2014	16.149129	16.474333	2.01%	868
2013	16.632177	16.149129	-2.90%	855
2012	15.089351	16.632177	10.22%	1,305
2011	14.557591	15.089351	3.65%	2,762
2010	13.405083	14.557591	8.60%	1,116
2009	10.975002	13.405083	22.14%	2,817
2008	13.512748	10.975002	-18.78%	3,342
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.584600	20.484649	23.52%	288
2016	17.253867	16.584600	-3.88%	273
2015	17.656942	17.253867	-2.28%	391
2014	18.163761	17.656942	-2.79%	375
2013	15.240763	18.163761	19.18%	0
2012	13.389475	15.240763	13.83%	0
2011	15.036160	13.389475	-10.95%	0
2010	13.415023	15.036160	12.08%	0
2009*	10.000000	13.415023	34.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.660652	10.455066	20.72%	0
2016	8.381018	8.660652	3.34%	0
2015	8.995185	8.381018	-6.83%	157
2014*	10.000000	8.995185	-10.05%	167
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.484032	18.520448	27.87%	2,412
2016	14.432734	14.484032	0.36%	2,412
2015	14.209290	14.432734	1.57%	885
2014	13.102383	14.209290	8.45%	892
2013	9.902284	13.102383	32.32%	905
2012	8.666770	9.902284	14.26%	1,467
2011	9.089459	8.666770	-4.65%	1,618
2010	8.013096	9.089459	13.43%	1,802
2009	6.287665	8.013096	27.44%	1,341
2008*	10.000000	6.287665	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.433063	19.609047	12.48%	989
2016	15.257158	17.433063	14.26%	1,269
2015	16.042381	15.257158	-4.89%	2,119
2014	14.781686	16.042381	8.53%	2,145
2013	11.113877	14.781686	33.00%	2,173
2012	9.607030	11.113877	15.68%	2,209
2011	10.388474	9.607030	-7.52%	2,303
2010*	10.000000	10.388474	3.88%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.352321	16.118983	12.31%	0
2016	12.593902	14.352321	13.96%	0
2015	13.281183	12.593902	-5.17%	0
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.621007	18.341414	25.45%	2,115
2016	13.984134	14.621007	4.55%	2,120
2015	14.266888	13.984134	-1.98%	2,232
2014	13.964947	14.266888	2.16%	3,529
2013	10.234825	13.964947	36.45%	3,512
2012	9.070938	10.234825	12.83%	3,840
2011	9.644813	9.070938	-5.95%	3,936
2010	7.744457	9.644813	24.54%	7,456
2009	6.203827	7.744457	24.83%	8,307
2008*	10.000000	6.203827	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.569436	20.759846	11.80%	1,046
2016	16.079785	18.569436	15.48%	1,168
2015	16.861109	16.079785	-4.63%	1,154
2014	14.672824	16.861109	14.91%	1,785
2013	11.012612	14.672824	33.24%	1,922
2012	9.639322	11.012612	14.25%	2,006
2011	10.048939	9.639322	-4.08%	2,003
2010	8.553700	10.048939	17.48%	5,873
2009	6.676263	8.553700	28.12%	8,412
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	21.614610	26.517566	22.68%	262
2016	20.321980	21.614610	6.36%	393
2015	20.539213	20.321980	-1.06%	349
2014	20.343749	20.539213	0.96%	652
2013	14.357465	20.343749	41.69%	683
2012	12.889228	14.357465	11.39%	716
2011	13.210669	12.889228	-2.43%	728
2010	10.723635	13.210669	23.19%	1,899
2009	8.567481	10.723635	25.17%	2,112
2008	16.283784	8.567481	-47.39%	211

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	40.717201	43.610457	7.11%	775
2016	32.923425	40.717201	23.67%	1,120
2015	35.675579	32.923425	-7.71%	2,932
2014	33.945800	35.675579	5.10%	2,881
2013	24.620722	33.945800	37.87%	3,111
2012	20.816920	24.620722	18.27%	3,327
2011	22.330013	20.816920	-6.78%	3,363
2010	17.960595	22.330013	24.33%	3,923
2009	14.491008	17.960595	23.94%	6,328
2008	21.750368	14.491008	-33.38%	2,366
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	36.686891	40.887794	11.45%	203
2016	30.413340	36.686891	20.63%	273
2015	31.485736	30.413340	-3.41%	510
2014	31.803674	31.485736	-1.00%	1,837
2013	22.984150	31.803674	38.37%	1,823
2012	20.264830	22.984150	13.42%	1,824
2011	21.850232	20.264830	-7.26%	1,839
2010	17.754900	21.850232	23.07%	3,175
2009	13.422488	17.754900	32.28%	4,829
2008	22.114229	13.422488	-39.30%	4,143
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	15.126753	17.904115	18.36%	1,140
2016	13.828315	15.126753	9.39%	1,185
2015	13.951298	13.828315	-0.88%	1,429
2014	12.668118	13.951298	10.13%	2,418
2013	9.839840	12.668118	28.74%	2,559
2012	8.773510	9.839840	12.15%	2,695
2011	8.886996	8.773510	-1.28%	2,850
2010	7.976905	8.886996	11.41%	3,240
2009	6.441991	7.976905	23.83%	3,551
2008	11.224821	6.441991	-42.61%	3,348
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.671632	14.298589	4.59%	1,491
2016	12.968478	13.671632	5.42%	1,574
2015	13.953774	12.968478	-7.06%	2,608
2014	11.024868	13.953774	26.57%	3,922
2013	10.895179	11.024868	1.19%	4,014
2012	9.582558	10.895179	13.70%	4,233
2011	9.162198	9.582558	4.59%	5,316
2010	7.166841	9.162198	27.84%	5,640
2009	5.578250	7.166841	28.48%	5,812
2008*	10.000000	5.578250	-44.22%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.039385	16.713738	19.05%	303
2016	12.833474	14.039385	9.40%	66
2015	12.946640	12.833474	-0.87%	66
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.260108	15.990104	12.13%	109
2016	12.013426	14.260108	18.70%	218
2015	12.861546	12.013426	-6.59%	68
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.791984	11.978291	22.33%	0
2016	9.572596	9.791984	2.29%	0
2015*	10.000000	9.572596	-4.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.783549	9.693542	-0.92%	0
2016	9.842388	9.783549	-0.60%	0
2015	10.004430	9.842388	-1.62%	0
2014	10.126042	10.004430	-1.20%	0
2013	10.248431	10.126042	-1.19%	0
2012	9.977287	10.248431	2.72%	0
2011	10.130421	9.977287	-1.51%	0
2010	9.798254	10.130421	3.39%	750
2009	8.804455	9.798254	11.29%	886
2008	10.356657	8.804455	-14.99%	886
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.658461	24.026635	16.30%	0
2016	19.147704	20.658461	7.89%	0
2015	19.589512	19.147704	-2.26%	0
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	0
2009	8.281138	10.687698	29.06%	0
2008	13.926091	8.281138	-40.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	15.961235	19.880929	24.56%	0
2016	16.619033	15.961235	-3.96%	0
2015	16.344503	16.619033	1.68%	0
2014	14.421853	16.344503	13.33%	0
2013	11.319665	14.421853	27.41%	0
2012	10.101410	11.319665	12.06%	0
2011	10.405763	10.101410	-2.92%	0
2010	9.684390	10.405763	7.45%	0
2009	6.823958	9.684390	41.92%	6,919
2008	12.755450	6.823958	-46.50%	4,306
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	15.284719	19.332236	26.48%	651
2016	15.209092	15.284719	0.50%	444
2015	14.528129	15.209092	4.69%	437
2014	13.985507	14.528129	3.88%	369
2013	10.473063	13.985507	33.54%	421
2012	9.159084	10.473063	14.35%	552
2011	9.225538	9.159084	-0.72%	587
2010	7.370223	9.225538	25.17%	1,394
2009	5.659790	7.370223	30.22%	1,828
2008	11.316465	5.659790	-49.99%	1,756

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.292906	23.209398	34.21%	366
2016	17.594608	17.292906	-1.71%	854
2015	17.237286	17.594608	2.07%	873
2014	17.159915	17.237286	0.45%	1,603
2013	13.726126	17.159915	25.02%	1,129
2012	11.527041	13.726126	19.08%	1,157
2011	12.799061	11.527041	-9.94%	1,189
2010	11.239137	12.799061	13.88%	3,883
2009	8.188452	11.239137	37.26%	4,188
2008	13.941855	8.188452	-41.27%	1,545
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.090407	10.530840	4.36%	0
2016	9.644758	10.090407	4.62%	0
2015	10.048715	9.644758	-4.02%	0
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.756258	19.238135	14.81%	1,397
2016	15.286640	16.756258	9.61%	1,397
2015	15.065425	15.286640	1.47%	1,526
2014	13.858265	15.065425	8.71%	2,075
2013	10.709396	13.858265	29.40%	2,086
2012	9.331727	10.709396	14.76%	2,312
2011	9.503789	9.331727	-1.81%	2,450
2010	8.335233	9.503789	14.02%	2,692
2009	6.616510	8.335233	25.98%	3,312
2008	10.950812	6.616510	-39.58%	8,143
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.496340	19.614714	12.11%	0
2016	15.091604	17.496340	15.93%	0
2015	16.331712	15.091604	-7.59%	0
2014	14.857979	16.331712	9.92%	0
2013	10.729376	14.857979	38.48%	0
2012	9.260742	10.729376	15.86%	0
2011	9.643515	9.260742	-3.97%	0
2010	7.957552	9.643515	21.19%	0
2009	5.906497	7.957552	34.73%	0
2008	9.674984	5.906497	-38.95%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.153309	11.305064	11.34%	0
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.305725	11.110548	7.81%	0
2016	9.269333	10.305725	11.18%	0
2015	9.667911	9.269333	-4.12%	0
2014*	10.000000	9.667911	-3.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	1,008
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.018280	10.955988	-0.57%	0
2016	11.075154	11.018280	-0.51%	289
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	1,197
2009*	10.000000	10.913226	9.13%	1,042
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.897727	13.130030	1.80%	0
2016	12.485867	12.897727	3.30%	0
2015	13.068179	12.485867	-4.46%	0
2014	12.908671	13.068179	1.24%	0
2013	14.479957	12.908671	-10.85%	0
2012	13.559044	14.479957	6.79%	0
2011	12.364154	13.559044	9.66%	0
2010	11.646116	12.364154	6.17%	0
2009	10.021075	11.646116	16.22%	0
2008	10.975751	10.021075	-8.70%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.080478	10.127724	0.47%	0
2016*	10.000000	10.080478	0.80%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.507567	14.948312	3.04%	0
2016	14.386381	14.507567	0.84%	0
2015	14.586548	14.386381	-1.37%	0
2014	14.245507	14.586548	2.39%	0
2013	14.795971	14.245507	-3.72%	0
2012	13.748052	14.795971	7.62%	0
2011	13.512274	13.748052	1.74%	0
2010	12.727338	13.512274	6.17%	0
2009	11.366143	12.727338	11.98%	0
2008	11.049753	11.366143	2.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.469937	10.777277	2.94%	0
2016	10.392814	10.469937	0.74%	0
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	1,153
2011*	10.000000	9.970403	-0.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.801115	12.183671	24.31%	0
2016*	10.000000	9.801115	-1.99%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.817778	13.240365	3.30%	0
2016	10.902860	12.817778	17.56%	0
2015	12.682822	10.902860	-14.03%	0
2014	13.394657	12.682822	-5.31%	0
2013	11.274071	13.394657	18.81%	0
2012	10.669798	11.274071	5.66%	0
2011	12.360902	10.669798	-13.68%	0
2010	9.685399	12.360902	27.62%	0
2009	6.240627	9.685399	55.20%	0
2008	11.202740	6.240627	-44.29%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.030101	33.793616	25.02%	99
2016	30.827671	27.030101	-12.32%	93
2015	27.912004	30.827671	10.45%	88
2014	21.660182	27.912004	28.86%	701
2013	14.654528	21.660182	47.81%	417
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	356
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	27.509253	40.803318	48.33%	406
2016	27.983376	27.509253	-1.69%	157
2015	33.132693	27.983376	-15.54%	146
2014	33.880726	33.132693	-2.21%	78
2013	30.799519	33.880726	10.00%	74
2012	24.162755	30.799519	27.47%	165
2011	33.133041	24.162755	-27.07%	52
2010	26.600130	33.133041	24.56%	52
2009	12.706367	26.600130	109.34%	52
2008	36.740680	12.706367	-65.42%	52
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	28.417855	27.433881	-3.46%	0
2016	20.135828	28.417855	41.13%	0
2015	30.810932	20.135828	-34.65%	0
2014	38.785938	30.810932	-20.56%	0
2013	35.732822	38.785938	8.54%	0
2012	35.197643	35.732822	1.52%	11
2011	42.899206	35.197643	-17.95%	11
2010	33.802479	42.899206	26.91%	11
2009	21.850504	33.802479	54.70%	11
2008	41.303184	21.850504	-47.10%	11
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.258136	20.190483	24.19%	0
2016	15.934586	16.258136	2.03%	0
2015	16.748215	15.934586	-4.86%	0
2014	15.476661	16.748215	8.22%	0
2013	11.767634	15.476661	31.52%	0
2012	10.306087	11.767634	14.18%	0
2011	11.263636	10.306087	-8.50%	0
2010	10.209640	11.263636	10.32%	0
2009	8.182483	10.209640	24.77%	0
2008	13.411082	8.182483	-38.99%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.115094	28.570168	23.60%	206
2016	21.845314	23.115094	5.81%	0
2015	22.906072	21.845314	-4.63%	0
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	564
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	95
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.167081	32.307885	10.77%	164
2016	23.811725	29.167081	22.49%	176
2015	25.725425	23.811725	-7.44%	221
2014	24.058080	25.725425	6.93%	251
2013	17.808888	24.058080	35.09%	292
2012	15.316504	17.808888	16.27%	394
2011	17.077086	15.316504	-10.31%	5,858
2010	13.744163	17.077086	24.25%	6,048
2009	9.815977	13.744163	40.02%	6,744
2008	15.565714	9.815977	-36.94%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.591045	12.812517	1.76%	3,245
2016	12.288568	12.591045	2.46%	3,245
2015	12.837053	12.288568	-4.27%	3,245
2014	12.661225	12.837053	1.39%	3,245
2013	14.095090	12.661225	-10.17%	3,245
2012	13.373645	14.095090	5.39%	3,245
2011	12.192913	13.373645	9.68%	3,245
2010	11.817719	12.192913	3.17%	3,245
2009	10.924545	11.817719	8.18%	3,245
2008	11.310137	10.924545	-3.41%	3,642
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.990250	18.910738	18.26%	5,266
2016	14.355163	15.990250	11.39%	5,607
2015	15.496783	14.355163	-7.37%	6,020
2014	14.034102	15.496783	10.42%	21,081
2013	10.527407	14.034102	33.31%	1,701
2012	9.347985	10.527407	12.62%	17,361
2011	9.236366	9.347985	1.21%	2,796
2010	8.244060	9.236366	12.04%	2,910
2009	7.112360	8.244060	15.91%	2,921
2008	11.078262	7.112360	-35.80%	6,127

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.265570	15.796497	28.79%	0
2016	13.223213	12.265570	-7.24%	0
2015	13.371089	13.223213	-1.11%	0
2014	14.417085	13.371089	-7.26%	0
2013	11.999519	14.417085	20.15%	0
2012	10.090798	11.999519	18.92%	0
2011	11.688294	10.090798	-13.67%	0
2010	10.511133	11.688294	11.20%	0
2009	8.006018	10.511133	31.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.181603	24.318581	9.63%	0
2016	18.394396	22.181603	20.59%	0
2015	19.013554	18.394396	-3.26%	0
2014	16.639213	19.013554	14.27%	0
2013	13.028959	16.639213	27.71%	4,012
2012	11.411788	13.028959	14.17%	20
2011	11.707662	11.411788	-2.53%	7,457
2010	10.002340	11.707662	17.05%	5,471
2009	7.842445	10.002340	27.54%	5,807
2008	10.562111	7.842445	-25.75%	4,017
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	25.765534	27.502525	6.74%	0
2016	21.787635	25.765534	18.26%	0
2015	23.095435	21.787635	-5.66%	0
2014	20.808886	23.095435	10.99%	0
2013	16.094622	20.808886	29.29%	0
2012	14.312536	16.094622	12.45%	0
2011	14.435313	14.312536	-0.85%	0
2010	12.966690	14.435313	11.33%	0
2009	11.021790	12.966690	17.65%	7,781
2008	15.336408	11.021790	-28.13%	11,987
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.711924	16.420092	11.61%	629
2016	14.439042	14.711924	1.89%	689
2015	14.859989	14.439042	-2.83%	752
2014	14.853093	14.859989	0.05%	840
2013	13.226327	14.853093	12.30%	915
2012	12.254789	13.226327	7.93%	1,002
2011	12.956952	12.254789	-5.42%	3,420
2010	12.027073	12.956952	7.73%	17,840
2009*	10.000000	12.027073	20.27%	14,727

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	5,302
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.737699	13.254024	12.92%	2,731
2016	10.380307	11.737699	13.08%	2,964
2015	10.848962	10.380307	-4.32%	3,063
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.450596	30.286187	10.33%	1,970
2016	22.243780	27.450596	23.41%	2,036
2015	23.203622	22.243780	-4.14%	2,013
2014	22.489210	23.203622	3.18%	2,038
2013	16.283173	22.489210	38.11%	5,035
2012	14.334303	16.283173	13.60%	7,190
2011	14.522217	14.334303	-1.29%	2,182
2010	11.758756	14.522217	23.50%	2,316
2009	9.582316	11.758756	22.71%	2,987
2008	14.132023	9.582316	-32.19%	2,619
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	15.962459	19.042887	19.30%	8,729
2016	14.558144	15.962459	9.65%	9,308
2015	14.670134	14.558144	-0.76%	12,527
2014	13.177607	14.670134	11.33%	8,587
2013	10.168970	13.177607	29.59%	14,542
2012	8.952189	10.168970	13.59%	10,513
2011	8.952472	8.952189	0.00%	11,073
2010	7.942550	8.952472	12.72%	12,150
2009	6.405432	7.942550	24.00%	13,871
2008	10.382725	6.405432	-38.31%	12,550

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.776304	14.463596	13.21%	29
2016	11.793089	12.776304	8.34%	29
2015	12.411916	11.793089	-4.99%	29
2014	11.146357	12.411916	11.35%	29
2013	8.453173	11.146357	31.86%	29
2012	7.691798	8.453173	9.90%	29
2011	7.766478	7.691798	-0.96%	29
2010	6.891696	7.766478	12.69%	29
2009	5.249563	6.891696	31.28%	29
2008	8.156561	5.249563	-35.64%	29
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	15.215620	19.017154	24.98%	281
2016	14.366110	15.215620	5.91%	281
2015	15.007364	14.366110	-4.27%	282
2014	14.145611	15.007364	6.09%	281
2013	11.900685	14.145611	18.86%	7,323
2012	10.980229	11.900685	8.38%	16,784
2011	10.261897	10.980229	7.00%	600
2010	9.066422	10.261897	13.19%	631
2009	7.537015	9.066422	20.29%	1,805
2008	10.900493	7.537015	-30.86%	694
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.111208	16.539510	26.15%	0
2016	13.553630	13.111208	-3.26%	0
2015	14.195383	13.553630	-4.52%	0
2014	15.949515	14.195383	-11.00%	0
2013	13.212052	15.949515	20.72%	0
2012	11.948274	13.212052	10.58%	0
2011	14.932976	11.948274	-19.99%	0
2010	14.565333	14.932976	2.52%	0
2009	11.330451	14.565333	28.55%	0
2008	18.418331	11.330451	-38.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	17.245161	21.104729	22.38%	0
2016	15.007335	17.245161	14.91%	0
2015	15.646483	15.007335	-4.08%	0
2014	15.691280	15.646483	-0.29%	0
2013	10.762002	15.691280	45.80%	0
2012	9.095049	10.762002	18.33%	0
2011	10.755418	9.095049	-15.44%	0
2010	8.355284	10.755418	28.73%	0
2009	6.754185	8.355284	23.71%	0
2008	11.027244	6.754185	-38.75%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.261531	10.418941	1.53%	0
2016	9.595982	10.261531	6.94%	0
2015	9.874827	9.595982	-2.82%	0
2014*	10.000000	9.874827	-1.25%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.475692	16.824340	2.12%	4,541
2016	16.167117	16.475692	1.91%	4,342
2015	16.512067	16.167117	-2.09%	4,868
2014	16.208473	16.512067	1.87%	7,042
2013	16.344825	16.208473	-0.83%	6,355
2012	15.178046	16.344825	7.69%	7,821
2011	15.119760	15.178046	0.39%	9,083
2010	14.197285	15.119760	6.50%	9,091
2009	12.010447	14.197285	18.21%	9,196
2008	13.198743	12.010447	-9.00%	10,608
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.691353	15.184654	10.91%	0
2016	13.249456	13.691353	3.34%	0
2015	13.541439	13.249456	-2.16%	0
2014	13.221607	13.541439	2.42%	0
2013	11.879759	13.221607	11.30%	0
2012	10.837763	11.879759	9.61%	0
2011	11.073066	10.837763	-2.13%	0
2010	10.007057	11.073066	10.65%	0
2009	8.212187	10.007057	21.86%	0
2008	11.167536	8.212187	-26.46%	94
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.657403	15.613497	14.32%	0
2016	13.121255	13.657403	4.09%	0
2015	13.417766	13.121255	-2.21%	2,850
2014	13.061459	13.417766	2.73%	2,850
2013	11.476534	13.061459	13.81%	2,850
2012	10.330906	11.476534	11.09%	2,850
2011	10.644945	10.330906	-2.95%	2,850
2010	9.470323	10.644945	12.40%	2,579
2009	7.492699	9.470323	26.39%	2,261
2008	11.345419	7.492699	-33.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.915072	16.501796	18.59%	0
2016	13.308856	13.915072	4.55%	0
2015	13.605432	13.308856	-2.18%	0
2014	13.219249	13.605432	2.92%	0
2013	11.085319	13.219249	19.25%	0
2012	9.780500	11.085319	13.34%	0
2011	10.240581	9.780500	-4.49%	0
2010	8.994380	10.240581	13.86%	0
2009	6.973800	8.994380	28.97%	0
2008	11.474582	6.973800	-39.22%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	22.634952	27.052655	19.52%	0
2016	21.369652	22.634952	5.92%	0
2015	21.651680	21.369652	-1.30%	0
2014	19.728522	21.651680	9.75%	0
2013	15.326645	19.728522	28.72%	0
2012	13.426535	15.326645	14.15%	0
2011	14.049585	13.426535	-4.43%	0
2010	12.222989	14.049585	14.94%	0
2009	9.179512	12.222989	33.16%	22,885
2008	16.298239	9.179512	-43.68%	19,049
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.295082	9.824696	-4.57%	614
2016	7.856268	10.295082	31.04%	906
2015	10.100423	7.856268	-22.22%	1,054
2014	11.797012	10.100423	-14.38%	919
2013	9.681615	11.797012	21.85%	898
2012	9.418631	9.681615	2.79%	1,034
2011	10.122138	9.418631	-6.95%	9,501
2010	8.654783	10.122138	16.95%	17,806
2009	5.975291	8.654783	44.84%	17,507
2008	13.352825	5.975291	-55.25%	424
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.201137	19.045758	10.72%	9,375
2016	14.863433	17.201137	15.73%	9,846
2015	15.789188	14.863433	-5.86%	9,704
2014	14.806522	15.789188	6.64%	10,449
2013	11.784411	14.806522	25.64%	13,041
2012	10.245970	11.784411	15.02%	23,937
2011	10.349822	10.245970	-1.00%	19,349
2010	9.162336	10.349822	12.96%	13,784
2009	7.179087	9.162336	27.63%	12,535
2008	12.766716	7.179087	-43.77%	15,005

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.554145	16.561742	31.92%	0
2016	12.758610	12.554145	-1.60%	0
2015	12.323584	12.758610	3.53%	0
2014	11.200277	12.323584	10.03%	0
2013	8.282365	11.200277	35.23%	0
2012	7.063957	8.282365	17.25%	0
2011	7.043246	7.063957	0.29%	0
2010	5.803174	7.043246	21.37%	0
2009	4.057481	5.803174	43.02%	51
2008	9.199471	4.057481	-55.89%	51
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.108405	18.695537	32.51%	6,093
2016	14.271751	14.108405	-1.14%	6,077
2015	13.582804	14.271751	5.07%	6,041
2014	12.446301	13.582804	9.13%	16,553
2013	9.310151	12.446301	33.69%	8,861
2012	8.281449	9.310151	12.42%	9,123
2011	8.425317	8.281449	-1.71%	19,953
2010	6.919392	8.425317	21.76%	10,998
2009	5.501308	6.919392	25.78%	11,590
2008	10.622879	5.501308	-48.21%	11,654
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.853418	14.559348	5.10%	1,145
2016	12.340197	13.853418	12.26%	1,180
2015	13.063459	12.340197	-5.54%	1,216
2014	13.168178	13.063459	-0.80%	876
2013	12.672034	13.168178	3.92%	912
2012	11.306392	12.672034	12.08%	940
2011	11.083838	11.306392	2.01%	1,165
2010	9.924303	11.083838	11.68%	1,212
2009	7.032682	9.924303	41.12%	1,622
2008	9.561872	7.032682	-26.45%	2,197
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.483503	13.785074	2.24%	4,512
2016	13.129314	13.483503	2.70%	4,545
2015	13.471882	13.129314	-2.54%	4,562
2014	12.978996	13.471882	3.80%	554
2013	13.478330	12.978996	-3.70%	547
2012	12.983968	13.478330	3.81%	497
2011	12.338579	12.983968	5.23%	481
2010	11.674567	12.338579	5.69%	541
2009	10.282839	11.674567	13.53%	3,521
2008	10.839265	10.282839	-5.13%	671

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.766544	19.864596	18.48%	680
2016	15.236180	16.766544	10.04%	1,013
2015	15.759762	15.236180	-3.32%	1,019
2014	15.119952	15.759762	4.23%	973
2013	11.321841	15.119952	33.55%	985
2012	10.052896	11.321841	12.62%	1,056
2011	11.471455	10.052896	-12.37%	8,911
2010	9.080948	11.471455	26.32%	11,938
2009	6.607911	9.080948	37.43%	13,882
2008	11.129989	6.607911	-40.63%	5,991
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.108356	15.462884	27.70%	2,237
2016	13.001866	12.108356	-6.87%	2,272
2015	12.800182	13.001866	1.58%	2,238
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	37
2010	10.410369	11.545522	10.90%	37
2009	8.388788	10.410369	24.10%	37
2008	15.226259	8.388788	-44.91%	37
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.162387	1.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.493755	25.150236	17.01%	242
2016	20.001867	21.493755	7.46%	242
2015	21.021082	20.001867	-4.85%	242
2014	20.073901	21.021082	4.72%	3,359
2013	15.678678	20.073901	28.03%	3,624
2012	12.568597	15.678678	24.74%	254
2011	14.048115	12.568597	-10.53%	759
2010	11.318404	14.048115	24.12%	781
2009	7.326550	11.318404	54.48%	1,115
2008	15.289625	7.326550	-52.08%	1,291
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.475601	13.712315	9.91%	383
2016	11.229923	12.475601	11.09%	417
2015	12.199628	11.229923	-7.95%	1,137
2014	12.085384	12.199628	0.95%	1,173
2013	9.948307	12.085384	21.48%	1,226
2012	8.788696	9.948307	13.19%	1,330
2011	9.094250	8.788696	-3.36%	732
2010	8.403837	9.094250	8.22%	10,805
2009	6.573599	8.403837	27.84%	10,771
2008*	10.000000	6.573599	-34.26%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.932768	16.075119	7.65%	323
2016	13.342350	14.932768	11.92%	348
2015	14.625625	13.342350	-8.77%	3,118
2014	14.243831	14.625625	2.68%	3,141
2013	12.736606	14.243831	11.83%	3,194
2012	11.519704	12.736606	10.56%	3,256
2011	11.463051	11.519704	0.49%	10,538
2010	10.365402	11.463051	10.59%	19,013
2009	7.788371	10.365402	33.09%	18,949
2008	11.280782	7.788371	-30.96%	197
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.111725	18.585141	8.61%	194
2016	13.390873	17.111725	27.79%	448
2015	14.731542	13.390873	-9.10%	485
2014	14.924048	14.731542	-1.29%	480
2013	11.160735	14.924048	33.72%	471
2012	9.605346	11.160735	16.19%	513
2011	10.168416	9.605346	-5.54%	525
2010	8.079637	10.168416	25.85%	1,365
2009	6.373639	8.079637	26.77%	555
2008	9.695006	6.373639	-34.26%	4,775
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	843
2015	9.311771	7.347752	-21.09%	875
2014*	10.000000	9.311771	-6.88%	714
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.507485	17.812170	14.86%	0
2016	14.698104	15.507485	5.51%	0
2015	15.983535	14.698104	-8.04%	0
2014	18.274425	15.983535	-12.54%	0
2013	15.103565	18.274425	20.99%	0
2012	12.975847	15.103565	16.40%	0
2011	14.761944	12.975847	-12.10%	0
2010	13.839382	14.761944	6.67%	0
2009	10.266522	13.839382	34.80%	0
2008	17.502483	10.266522	-41.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.328153	9.539117	14.54%	552
2016	7.916666	8.328153	5.20%	626
2015	8.626000	7.916666	-8.22%	668
2014*	10.000000	8.626000	-13.74%	700

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.452189	9.456462	0.05%	2,650
2016	9.354953	9.452189	1.04%	3,141
2015	9.960078	9.354953	-6.08%	3,223
2014*	10.000000	9.960078	-0.40%	3,457
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	12.028341	13.584257	12.94%	0
2016	11.102418	12.028341	8.34%	0
2015	11.387563	11.102418	-2.50%	0
2014	11.049275	11.387563	3.06%	0
2013	9.437438	11.049275	17.08%	0
2012	8.248853	9.437438	14.41%	0
2011	9.981848	8.248853	-17.36%	0
2010	8.790649	9.981848	13.55%	0
2009	7.480476	8.790649	17.51%	0
2008	12.370086	7.480476	-39.53%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.565191	17.823414	22.37%	0
2016	13.657187	14.565191	6.65%	0
2015	13.925692	13.657187	-1.93%	0
2014	12.550398	13.925692	10.96%	0
2013	9.796823	12.550398	28.11%	0
2012	8.620606	9.796823	13.64%	0
2011	9.179956	8.620606	-6.09%	0
2010	7.532014	9.179956	21.88%	0
2009	5.330545	7.532014	41.30%	0
2008	9.046831	5.330545	-41.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.692550	16.496415	12.28%	0
2016	13.858005	14.692550	6.02%	0
2015	14.104100	13.858005	-1.74%	0
2014	13.466278	14.104100	4.74%	0
2013	12.000356	13.466278	12.22%	0
2012	10.793007	12.000356	11.19%	0
2011	10.924569	10.793007	-1.20%	0
2010	10.067086	10.924569	8.52%	0
2009	8.164369	10.067086	23.31%	0
2008	11.426362	8.164369	-28.55%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.142592	19.312494	12.66%	0
2016	14.231993	17.142592	20.45%	0
2015	15.215505	14.231993	-6.46%	0
2014	14.405841	15.215505	5.62%	0
2013	11.017920	14.405841	30.75%	0
2012	9.719238	11.017920	13.36%	0
2011	10.352027	9.719238	-6.11%	0
2010	9.044295	10.352027	14.46%	0
2009	6.927912	9.044295	30.55%	0
2008	11.463922	6.927912	-39.57%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.794625	18.555127	4.27%	0
2016	15.426555	17.794625	15.35%	0
2015	16.364157	15.426555	-5.73%	0
2014	16.263781	16.364157	0.62%	0
2013	15.431109	16.263781	5.40%	0
2012	13.687634	15.431109	12.74%	0
2011	13.950161	13.687634	-1.88%	0
2010	12.312914	13.950161	13.30%	0
2009	7.261778	12.312914	69.56%	0
2008	10.566609	7.261778	-31.28%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.915534	21.288904	1.79%	0
2016	16.830613	20.915534	24.27%	0
2015	18.363232	16.830613	-8.35%	0
2014	18.971475	18.363232	-3.21%	0
2013	14.129913	18.971475	34.26%	0
2012	12.046776	14.129913	17.29%	0
2011	12.866331	12.046776	-6.37%	0
2010	10.754958	12.866331	19.63%	0
2009	7.027171	10.754958	53.05%	0
2008	11.658267	7.027171	-39.72%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.924075	21.121379	11.61%	0
2016	15.210298	18.924075	24.42%	0
2015	16.626635	15.210298	-8.52%	0
2014	16.786777	16.626635	-0.95%	0
2013	12.828215	16.786777	30.86%	0
2012	11.160067	12.828215	14.95%	0
2011	12.291216	11.160067	-9.20%	0
2010	10.630600	12.291216	15.62%	0
2009	7.525316	10.630600	41.26%	0
2008	10.718253	7.525316	-29.79%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.806578	18.987408	20.12%	0
2016	14.193854	15.806578	11.36%	0
2015	14.651056	14.193854	-3.12%	0
2014	13.719707	14.651056	6.79%	0
2013	9.889906	13.719707	38.72%	0
2012	9.032995	9.889906	9.49%	0
2011	9.386826	9.032995	-3.77%	0
2010	7.351094	9.386826	27.69%	0
2009	5.539880	7.351094	32.69%	0
2008	10.695400	5.539880	-48.20%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.759626	18.849151	27.71%	0
2016	13.830839	14.759626	6.72%	0
2015	13.358114	13.830839	3.54%	0
2014	11.810311	13.358114	13.11%	0
2013	9.380581	11.810311	25.90%	0
2012	8.632820	9.380581	8.66%	0
2011	9.192466	8.632820	-6.09%	0
2010	8.028940	9.192466	14.49%	0
2009	6.137581	8.028940	30.82%	0
2008	9.937291	6.137581	-38.24%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.581316	18.225676	24.99%	0
2016	14.525967	14.581316	0.38%	0
2015	14.094108	14.525967	3.06%	0
2014	13.242172	14.094108	6.43%	0
2013	9.627465	13.242172	37.55%	0
2012*	10.000000	9.627465	-3.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.859329	21.020991	24.68%	0
2016	16.836647	16.859329	0.13%	0
2015	16.376133	16.836647	2.81%	0
2014	15.424805	16.376133	6.17%	0
2013	11.241710	15.424805	37.21%	0
2012	10.100863	11.241710	11.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	18.537421	20.592742	11.09%	0
2016	17.127851	18.537421	8.23%	0
2015	18.519320	17.127851	-7.51%	0
2014	17.447116	18.519320	6.15%	0
2013	13.753151	17.447116	26.86%	0
2012	12.304811	13.753151	11.77%	0
2011	12.544193	12.304811	-1.91%	0
2010	11.665777	12.544193	7.53%	0
2009	9.264115	11.665777	25.92%	0
2008	13.511680	9.264115	-31.44%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.314306	15.600198	8.98%	0
2016	12.667401	14.314306	13.00%	0
2015	13.209178	12.667401	-4.10%	0
2014	12.343014	13.209178	7.02%	0
2013	10.045752	12.343014	22.87%	0
2012	9.092102	10.045752	10.49%	0
2011*	10.000000	9.092102	-9.08%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.082532	13.407234	10.96%	0
2016	12.063528	12.082532	0.16%	0
2015	12.475602	12.063528	-3.30%	0
2014	11.089379	12.475602	12.50%	0
2013	10.999963	11.089379	0.81%	0
2012	8.747816	10.999963	25.75%	0
2011	9.532879	8.747816	-8.24%	0
2010	8.264923	9.532879	15.34%	0
2009	6.402280	8.264923	29.09%	0
2008	11.784860	6.402280	-45.67%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.298278	20.803323	13.69%	0
2016	21.055498	18.298278	-13.10%	0
2015	20.794665	21.055498	1.25%	0
2014	17.704255	20.794665	17.46%	0
2013	12.834423	17.704255	37.94%	0
2012	10.816377	12.834423	18.66%	0
2011	10.601113	10.816377	2.03%	0
2010	10.257889	10.601113	3.35%	0
2009	8.185807	10.257889	25.31%	0
2008	11.684331	8.185807	-29.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	19.851858	23.967926	20.73%	0
2016	20.316762	19.851858	-2.29%	0
2015	21.196489	20.316762	-4.15%	0
2014	21.524724	21.196489	-1.52%	0
2013	18.426746	21.524724	16.81%	0
2012	16.250702	18.426746	13.39%	0
2011	17.753318	16.250702	-8.46%	0
2010	16.026178	17.753318	10.78%	0
2009	12.073277	16.026178	32.74%	0
2008	20.632839	12.073277	-41.49%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.462987	16.140660	19.89%	0
2016	13.638004	13.462987	-1.28%	0
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.959696	26.654238	16.09%	0
2016	24.007861	22.959696	-4.37%	0
2015	26.688023	24.007861	-10.04%	0
2014	28.702426	26.688023	-7.02%	400
2013	23.369911	28.702426	22.82%	400
2012	19.980000	23.369911	16.97%	411
2011	21.936664	19.980000	-8.92%	4,303
2010	20.565724	21.936664	6.67%	4,513
2009*	10.000000	20.565724	22.73%	3,938
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.789454	25.957175	4.71%	0
2016	21.736828	24.789454	14.04%	0
2015	23.687461	21.736828	-8.23%	0
2014	23.682833	23.687461	0.02%	5,248
2013	21.836451	23.682833	8.46%	4,188
2012	18.753171	21.836451	16.44%	5,139

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.905902	27.285070	24.56%	0
2016	21.031456	21.905902	4.16%	0
2015	22.742475	21.031456	-7.52%	0
2014	21.480723	22.742475	5.87%	0
2013	16.842999	21.480723	27.54%	0
2012	15.112000	16.842999	11.45%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.184770	19.375583	27.60%	596
2016	15.175416	15.184770	0.06%	656
2015	13.812586	15.175416	9.87%	843
2014	12.974302	13.812586	6.46%	1,026
2013	10.099435	12.974302	28.47%	1,259
2012	8.308016	10.099435	21.56%	4,471
2011	9.095713	8.308016	-8.66%	4,923
2010	8.703155	9.095713	4.51%	24,991
2009	6.072758	8.703155	43.31%	25,342
2008	11.110577	6.072758	-45.34%	5,110
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.041596	11.438561	42.24%	4,960
2016	7.195963	8.041596	11.75%	5,650
2015	7.006116	7.195963	2.71%	6,308
2014	6.527954	7.006116	7.32%	2,012
2013	4.912389	6.527954	32.89%	7,132
2012	4.200773	4.912389	16.94%	2,012
2011	4.685473	4.200773	-10.34%	107
2010	3.837489	4.685473	22.10%	107
2009	2.491965	3.837489	53.99%	121
2008	4.531733	2.491965	-45.01%	121
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.490041	12.184512	28.39%	2,849
2016	10.363593	9.490041	-8.43%	2,931
2015	11.578459	10.363593	-10.49%	3,080
2014	13.420933	11.578459	-13.73%	3,008
2013	11.965049	13.420933	12.17%	3,250
2012	10.771388	11.965049	11.08%	3,321
2011	16.219259	10.771388	-33.59%	93
2010	13.217861	16.219259	22.71%	93
2009	7.520395	13.217861	75.76%	101
2008	16.040187	7.520395	-53.12%	101

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	25.893523	28.914332	11.67%	168
2016	23.000241	25.893523	12.58%	168
2015	24.073026	23.000241	-4.46%	168
2014	21.307727	24.073026	12.98%	3,045
2013	16.408890	21.307727	29.85%	6,505
2012	13.888783	16.408890	18.14%	9,777
2011	13.850731	13.888783	0.27%	168
2010	11.430608	13.850731	21.17%	1,073
2009	9.192039	11.430608	24.35%	168
2008	14.022010	9.192039	-34.45%	403
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.760664	10.991955	25.47%	0
2016	7.389700	8.760664	18.55%	0
2015	9.417985	7.389700	-21.54%	0
2014*	10.000000	9.417985	-5.82%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.875451	24.645996	24.00%	0
2016	18.611454	19.875451	6.79%	0
2015	19.378099	18.611454	-3.96%	0
2014	21.342995	19.378099	-9.21%	0
2013	15.398144	21.342995	38.61%	1,528
2012	12.977110	15.398144	18.66%	5,074
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.471434	25.883508	15.18%	0
2016	20.121817	22.471434	11.68%	730
2015	20.694390	20.121817	-2.77%	742
2014	19.132465	20.694390	8.16%	766
2013	14.375720	19.132465	33.09%	786
2012	12.639802	14.375720	13.73%	835
2011	12.937903	12.639802	-2.30%	578
2010	11.852225	12.937903	9.16%	8,074
2009	9.861580	11.852225	20.19%	7,802
2008	14.939269	9.861580	-33.99%	6,178
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.538673	19.342636	24.48%	3,441
2016	15.245104	15.538673	1.93%	3,610
2015	14.609121	15.245104	4.35%	3,948
2014	14.717782	14.609121	-0.74%	15,196
2013	11.748430	14.717782	25.27%	4,481
2012	10.325388	11.748430	13.78%	10,603
2011	10.709979	10.325388	-3.59%	7,922
2010*	10.000000	10.709979	7.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.543549	13.080801	4.28%	8,732
2016	12.043336	12.543549	4.15%	8,441
2015	12.350762	12.043336	-2.49%	8,559
2014	11.667084	12.350762	5.86%	9,378
2013	11.924807	11.667084	-2.16%	1,482
2012	11.102058	11.924807	7.41%	1,482
2011	10.706097	11.102058	3.70%	1,482
2010	10.180472	10.706097	5.16%	1,482
2009	9.459930	10.180472	7.62%	1,482
2008	10.733610	9.459930	-11.87%	1,482
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	32.079072	34.544713	7.69%	91
2016	29.561829	32.079072	8.52%	94
2015	30.458926	29.561829	-2.95%	112
2014	30.150427	30.458926	1.02%	115
2013	33.664437	30.150427	-10.44%	133
2012	29.077685	33.664437	15.77%	136
2011	27.677743	29.077685	5.06%	136
2010	25.695244	27.677743	7.72%	136
2009	20.105566	25.695244	27.80%	149
2008	24.092986	20.105566	-16.55%	149
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.247919	10.216004	10.47%	720
2016	8.195129	9.247919	12.85%	720
2015*	10.000000	8.195129	-18.05%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.782430	16.847111	13.97%	0
2016	14.264789	14.782430	3.63%	0
2015	15.526688	14.264789	-8.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.526809	26.162937	6.67%	6,350
2016	20.747316	24.526809	18.22%	6,350
2015	22.082572	20.747316	-6.05%	6,613
2014	19.889536	22.082572	11.03%	5,213
2013	15.363466	19.889536	29.46%	7,763
2012	13.651975	15.363466	12.54%	6,153
2011	13.819402	13.651975	-1.21%	7,068
2010	12.408940	13.819402	11.37%	16,035
2009*	10.000000	12.408940	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	14,026
2011	9.970101	9.876964	-0.93%	0
2010	9.068158	9.970101	9.95%	0
2009	7.486222	9.068158	21.13%	0
2008	10.861614	7.486222	-31.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.075063	11.219869	1.31%	7
2016	10.991903	11.075063	0.76%	326
2015	11.225029	10.991903	-2.08%	316
2014	10.894232	11.225029	3.04%	318
2013	11.392820	10.894232	-4.38%	306
2012	11.058827	11.392820	3.02%	246
2011	10.656705	11.058827	3.77%	225
2010	10.243901	10.656705	4.03%	291
2009	9.306266	10.243901	10.08%	455
2008	10.520262	9.306266	-11.54%	325
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.213557	19.557310	28.55%	165
2016	15.470543	15.213557	-1.66%	165
2015	14.794166	15.470543	4.57%	165
2014	14.801329	14.794166	-0.05%	178
2013	11.722659	14.801329	26.26%	178
2012	9.783291	11.722659	19.82%	178
2011	10.990536	9.783291	-10.98%	178
2010	10.060622	10.990536	9.24%	178
2009	7.238672	10.060622	38.98%	178
2008	12.019214	7.238672	-39.77%	178

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.819977	19.844631	25.44%	261
2016	14.777877	15.819977	7.05%	1,228
2015	14.147165	14.777877	4.46%	1,274
2014	13.337885	14.147165	6.07%	1,354
2013	10.484616	13.337885	27.21%	1,431
2012	9.099247	10.484616	15.23%	1,537
2011	9.726409	9.099247	-6.45%	1,608
2010	8.384221	9.726409	16.01%	11,789
2009	6.155155	8.384221	36.21%	11,220
2008	11.241811	6.155155	-45.25%	1,196
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.920256	17.280607	15.82%	1,003
2016	12.894276	14.920256	15.71%	1,202
2015	14.020503	12.894276	-8.03%	1,356
2014	13.085104	14.020503	7.15%	1,430
2013	9.828666	13.085104	33.13%	9,178
2012	8.453447	9.828666	16.27%	1,567
2011	8.817508	8.453447	-4.13%	21,290
2010	7.759693	8.817508	13.63%	1,518
2009	6.150147	7.759693	26.17%	3,038
2008	9.945144	6.150147	-38.16%	8,849
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.053714	11.687380	16.25%	0
2016*	10.000000	10.053714	0.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.857875	19.760686	4.79%	2,270
2016	16.829810	18.857875	12.05%	2,283
2015	17.606123	16.829810	-4.41%	2,350
2014	17.491867	17.606123	0.65%	741
2013	16.644411	17.491867	5.09%	660
2012	14.803919	16.644411	12.43%	1,358
2011	14.527662	14.803919	1.90%	2,100
2010	13.080698	14.527662	11.06%	2,317
2009	9.128208	13.080698	43.30%	2,482
2008	12.915318	9.128208	-29.32%	2,011

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.879936	17.010113	22.55%	1,721
2016	12.447652	13.879936	11.51%	1,836
2015	12.820717	12.447652	-2.91%	2,247
2014	12.253691	12.820717	4.63%	2,442
2013	8.680666	12.253691	41.16%	2,504
2012	7.563278	8.680666	14.77%	2,562
2011	8.718588	7.563278	-13.25%	3,163
2010	7.683622	8.718588	13.47%	4,485
2009	5.117943	7.683622	50.13%	3,152
2008*	10.000000	5.117943	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.969925	13.433660	22.46%	0
2016*	10.000000	10.969925	9.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.534806	18.087278	16.43%	0
2016	14.373374	15.534806	8.08%	0
2015	14.691880	14.373374	-2.17%	0
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.176222	13.133085	7.86%	289
2016	11.703158	12.176222	4.04%	289
2015	12.052135	11.703158	-2.90%	289
2014	11.797690	12.052135	2.16%	289
2013	10.805629	11.797690	9.18%	289
2012	10.004897	10.805629	8.00%	289
2011	10.220701	10.004897	-2.11%	289
2010	9.550512	10.220701	7.02%	289
2009	8.268590	9.550512	15.50%	289
2008*	10.000000	8.268590	-17.31%	289
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.196066	12.497405	2.47%	0
2016	11.794737	12.196066	3.40%	0
2015	12.104240	11.794737	-2.56%	0
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	207
2010	10.487319	11.019685	5.08%	1,139
2009	9.822155	10.487319	6.77%	702
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.993778	11.563835	15.71%	0
2016	9.140726	9.993778	9.33%	0
2015*	10.000000	9.140726	-8.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.970228	11.139957	11.73%	0
2016	9.338701	9.970228	6.76%	0
2015*	10.000000	9.338701	-6.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	17.107800	23.761784	38.89%	704
2016	16.180702	17.107800	5.73%	857
2015	19.625099	16.180702	-17.55%	880
2014	21.160299	19.625099	-7.26%	884
2013	21.399607	21.160299	-1.12%	0
2012	18.601181	21.399607	15.04%	0
2011	24.414007	18.601181	-23.81%	0
2010	21.410437	24.414007	14.03%	0
2009	13.357013	21.410437	60.29%	0
2008	32.221287	13.357013	-58.55%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.777316	14.807015	0.20%	2,946
2016	14.944246	14.777316	-1.12%	3,797
2015	15.242506	14.944246	-1.96%	4,611
2014	14.851229	15.242506	2.63%	4,989
2013	15.770768	14.851229	-5.83%	6,986
2012	15.592143	15.770768	1.15%	7,584
2011	14.810669	15.592143	5.28%	9,043
2010	14.401164	14.810669	2.84%	9,284
2009	14.288448	14.401164	0.79%	8,804
2008	13.514461	14.288448	5.73%	13,716
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.616200	9.478565	-1.43%	8,928
2016	9.796208	9.616200	-1.84%	8,916
2015	9.980850	9.796208	-1.85%	3,698
2014	10.168976	9.980850	-1.85%	3,704
2013	10.360648	10.168976	-1.85%	4,384
2012	10.556466	10.360648	-1.85%	8,339
2011	10.754882	10.556466	-1.84%	9,338
2010	10.957581	10.754882	-1.85%	9,403
2009	11.159434	10.957581	-1.81%	16,375
2008	11.140973	11.159434	0.17%	20,632
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.960414	14.962797	25.10%	2,840
2016	12.080263	11.960414	-0.99%	4,018
2015	12.696139	12.080263	-4.85%	3,924
2014	12.993734	12.696139	-2.29%	1,479
2013	11.235046	12.993734	15.65%	46
2012	9.901805	11.235046	13.46%	71
2011	11.179837	9.901805	-11.43%	71
2010	10.054098	11.179837	11.20%	0
2009	7.896558	10.054098	27.32%	0
2008	14.915036	7.896558	-47.06%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	313
2015	9.376825	9.075491	-3.21%	313
2014	10.183736	9.376825	-7.92%	313
2013	8.574084	10.183736	18.77%	313
2012	7.390148	8.574084	16.02%	313
2011	8.639344	7.390148	-14.46%	313
2010	8.195706	8.639344	5.41%	313
2009	6.492680	8.195706	26.23%	313
2008	11.624236	6.492680	-44.15%	375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.809881	21.865557	16.25%	8,321
2016	17.505989	18.809881	7.45%	8,321
2015	18.015799	17.505989	-2.83%	8,321
2014	17.483752	18.015799	3.04%	8,321
2013	13.998845	17.483752	24.89%	8,522
2012	12.306217	13.998845	13.75%	8,522
2011	13.050802	12.306217	-5.71%	8,522
2010	11.599698	13.050802	12.51%	9,429
2009	9.290738	11.599698	24.85%	6,485
2008	14.988421	9.290738	-38.01%	6,485
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.753329	20.006375	12.69%	815
2016	16.787761	17.753329	5.75%	815
2015	17.195659	16.787761	-2.37%	815
2014	16.651882	17.195659	3.27%	815
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.281520	13.777313	3.73%	0
2016	12.977826	13.281520	2.34%	143
2015	13.187532	12.977826	-1.59%	135
2014	12.932959	13.187532	1.97%	135
2013	12.569404	12.932959	2.89%	129
2012	12.176685	12.569404	3.23%	938
2011	12.052405	12.176685	1.03%	928
2010	11.596203	12.052405	3.93%	1,173
2009	10.830834	11.596203	7.07%	1,293
2008	11.742210	10.830834	-7.76%	1,908
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.599860	18.399901	10.84%	11,861
2016	15.784385	16.599860	5.17%	11,854
2015	16.135911	15.784385	-2.18%	12,725
2014	15.630225	16.135911	3.24%	12,898
2013	13.654392	15.630225	14.47%	14,698
2012	12.554929	13.654392	8.76%	16,141
2011	12.796237	12.554929	-1.89%	18,665
2010	11.754457	12.796237	8.86%	18,257
2009	10.052421	11.754457	16.93%	22,337
2008	13.335296	10.052421	-24.62%	30,488
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.018166	20.635576	14.53%	7,869
2016	16.921615	18.018166	6.48%	12,295
2015	17.367346	16.921615	-2.57%	12,295
2014	16.858995	17.367346	3.02%	12,295
2013	14.035792	16.858995	20.11%	12,905
2012	12.571133	14.035792	11.65%	12,905
2011	13.085892	12.571133	-3.93%	13,637
2010	11.815900	13.085892	10.75%	23,621
2009	9.677928	11.815900	22.09%	20,491
2008	14.372204	9.677928	-32.66%	19,855

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.184446	16.277203	7.20%	5,274
2016	14.635220	15.184446	3.75%	5,399
2015	14.915639	14.635220	-1.88%	5,393
2014	14.509121	14.915639	2.80%	5,393
2013	13.378504	14.509121	8.45%	5,390
2012	12.616886	13.378504	6.04%	5,326
2011	12.594391	12.616886	0.18%	6,184
2010	11.824637	12.594391	6.51%	6,612
2009	10.516187	11.824637	12.44%	1,878
2008	12.611838	10.516187	-16.62%	13,127
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.146552	28.925063	24.96%	5,705
2016	22.755064	23.146552	1.72%	6,563
2015	22.060434	22.755064	3.15%	6,811
2014	20.658344	22.060434	6.79%	7,023
2013	15.396513	20.658344	34.18%	8,467
2012	13.217593	15.396513	16.48%	10,644
2011	13.773876	13.217593	-4.04%	11,516
2010	12.898308	13.773876	6.79%	25,323
2009*	10.000000	12.898308	28.98%	259
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.473374	40.313221	13.64%	1,395
2016	30.044259	35.473374	18.07%	1,381
2015	31.406493	30.044259	-4.34%	1,781
2014	29.243613	31.406493	7.40%	1,940
2013	22.393819	29.243613	30.59%	2,197
2012	19.423073	22.393819	15.29%	2,372
2011	20.305090	19.423073	-4.34%	7,302
2010	16.392374	20.305090	23.87%	3,200
2009	12.212552	16.392374	34.23%	3,579
2008	19.584281	12.212552	-37.64%	4,164

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.612181	17.338094	4.37%	873
2016	15.577461	16.612181	6.64%	1,042
2015	16.343473	15.577461	-4.69%	1,025
2014	16.029013	16.343473	1.96%	4,860
2013	16.516878	16.029013	-2.95%	3,154
2012	14.992391	16.516878	10.17%	5,881
2011	14.471390	14.992391	3.60%	8,756
2010	13.332495	14.471390	8.54%	1,637
2009	10.921131	13.332495	22.08%	2,292
2008	13.453279	10.921131	-18.82%	3,728
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.519990	20.394497	23.45%	656
2016	17.195384	16.519990	-3.93%	682
2015	17.606067	17.195384	-2.33%	688
2014	18.120643	17.606067	-2.84%	704
2013	15.212331	18.120643	19.12%	0
2012	13.371317	15.212331	13.77%	0
2011	15.023419	13.371317	-11.00%	0
2010	13.410471	15.023419	12.03%	0
2009*	10.000000	13.410471	34.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.648825	10.435479	20.66%	222
2016	8.373834	8.648825	3.28%	222
2015	8.992054	8.373834	-6.88%	222
2014*	10.000000	8.992054	-10.08%	222
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.420248	18.429530	27.80%	381
2016	14.376460	14.420248	0.30%	395
2015	14.161094	14.376460	1.52%	441
2014	13.064607	14.161094	8.39%	453
2013	9.878767	13.064607	32.25%	461
2012	8.650602	9.878767	14.20%	551
2011	9.077124	8.650602	-4.70%	576
2010	8.006277	9.077124	13.38%	711
2009	6.285521	8.006277	27.38%	0
2008*	10.000000	6.285521	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.373986	19.532686	12.42%	285
2016	15.213174	17.373986	14.20%	302
2015	16.004294	15.213174	-4.94%	321
2014	14.754093	16.004294	8.47%	4,474
2013	11.098782	14.754093	32.93%	361
2012	9.598871	11.098782	15.63%	406
2011	10.384932	9.598871	-7.57%	430
2010*	10.000000	10.384932	3.85%	636

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	0
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.556642	18.251401	25.38%	2,442
2016	13.929642	14.556642	4.50%	2,463
2015	14.218537	13.929642	-2.03%	2,475
2014	13.924717	14.218537	2.11%	2,483
2013	10.210533	13.924717	36.38%	2,946
2012	9.054024	10.210533	12.77%	2,986
2011	9.631726	9.054024	-6.00%	3,631
2010	7.737878	9.631726	24.48%	3,845
2009	6.201706	7.737878	24.77%	4,822
2008*	10.000000	6.201706	-37.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.487687	20.657971	11.74%	4,522
2016	16.017130	18.487687	15.42%	4,626
2015	16.803960	16.017130	-4.68%	4,693
2014	14.630542	16.803960	14.86%	3,100
2013	10.986464	14.630542	33.17%	3,210
2012	9.621339	10.986464	14.19%	4,257
2011	10.035290	9.621339	-4.12%	4,245
2010	8.546437	10.035290	17.42%	4,252
2009	6.673995	8.546437	28.06%	4,194
2008*	10.000000	6.673995	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	21.421035	26.266757	22.62%	382
2016	20.150218	21.421035	6.31%	472
2015	20.375993	20.150218	-1.11%	465
2014	20.192366	20.375993	0.91%	488
2013	14.257872	20.192366	41.62%	490
2012	12.806356	14.257872	11.33%	516
2011	13.132397	12.806356	-2.48%	590
2010	10.665525	13.132397	23.13%	841
2009	8.525395	10.665525	25.10%	988
2008	16.212076	8.525395	-47.41%	1,392

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	40.352587	43.197992	7.05%	1,322
2016	32.645168	40.352587	23.61%	1,399
2015	35.392084	32.645168	-7.76%	1,408
2014	33.693212	35.392084	5.04%	1,439
2013	24.449958	33.693212	37.80%	3,633
2012	20.683084	24.449958	18.21%	1,673
2011	22.197735	20.683084	-6.82%	1,861
2010	17.863279	22.197735	24.26%	2,033
2009	14.419833	17.863279	23.88%	4,467
2008	21.654604	14.419833	-33.41%	5,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	36.358390	40.501109	11.39%	442
2016	30.156313	36.358390	20.57%	624
2015	31.235554	30.156313	-3.46%	887
2014	31.567044	31.235554	-1.05%	932
2013	22.824756	31.567044	38.30%	1,032
2012	20.134577	22.824756	13.36%	1,066
2011	21.720827	20.134577	-7.30%	1,335
2010	17.658727	21.720827	23.00%	2,014
2009	13.356587	17.658727	32.21%	2,036
2008	22.016885	13.356587	-39.33%	3,829
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.991325	17.734810	18.30%	1,600
2016	13.711465	14.991325	9.33%	1,746
2015	13.840457	13.711465	-0.93%	1,759
2014	12.573871	13.840457	10.07%	1,778
2013	9.771612	12.573871	28.68%	1,912
2012	8.717134	9.771612	12.10%	1,942
2011	8.834382	8.717134	-1.33%	2,067
2010	7.933721	8.834382	11.35%	2,073
2009	6.410373	7.933721	23.76%	1,805
2008	11.175436	6.410373	-42.64%	1,622
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.611382	14.228351	4.53%	8,712
2016	12.917878	13.611382	5.37%	9,008
2015	13.906405	12.917878	-7.11%	9,367
2014	10.993038	13.906405	26.50%	7,285
2013	10.869257	10.993038	1.14%	7,636
2012	9.564646	10.869257	13.64%	8,076
2011	9.149723	9.564646	4.53%	9,287
2010	7.160718	9.149723	27.78%	11,331
2009	5.576334	7.160718	28.41%	10,390
2008*	10.000000	5.576334	-44.24%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.786232	11.965184	22.27%	0
2016	9.571834	9.786232	2.24%	0
2015*	10.000000	9.571834	-4.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.715696	9.621425	-0.97%	898
2016	9.779096	9.715696	-0.65%	800
2015	9.945145	9.779096	-1.67%	670
2014	10.071161	9.945145	-1.25%	543
2013	10.198092	10.071161	-1.24%	378
2012	9.933359	10.198092	2.67%	231
2011	10.090938	9.933359	-1.56%	204
2010	9.765040	10.090938	3.34%	197
2009	8.779082	9.765040	11.23%	175
2008	10.332070	8.779082	-15.03%	216
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.525692	23.860102	16.25%	0
2016	19.034305	20.525692	7.84%	0
2015	19.483414	19.034305	-2.31%	0
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	3,745
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	15.818321	19.692924	24.49%	0
2016	16.478583	15.818321	-4.01%	0
2015	16.214625	16.478583	1.63%	0
2014	14.314537	16.214625	13.27%	0
2013	11.241160	14.314537	27.34%	0
2012	10.036472	11.241160	12.00%	0
2011	10.344133	10.036472	-2.97%	0
2010	9.631938	10.344133	7.39%	0
2009	6.790450	9.631938	41.85%	4,950
2008	12.699285	6.790450	-46.53%	8,838
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	15.147836	19.149395	26.42%	332
2016	15.080545	15.147836	0.45%	474
2015	14.412673	15.080545	4.63%	474
2014	13.881431	14.412673	3.83%	474
2013	10.400416	13.881431	33.47%	962
2012	9.100185	10.400416	14.29%	962
2011	9.170866	9.100185	-0.77%	1,032
2010	7.330271	9.170866	25.11%	1,039
2009	5.631981	7.330271	30.15%	1,652
2008	11.266638	5.631981	-50.01%	1,660

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.146717	23.001511	34.15%	3,402
2016	17.454728	17.146717	-1.76%	3,427
2015	17.108964	17.454728	2.02%	3,450
2014	17.040846	17.108964	0.40%	3,820
2013	13.637817	17.040846	24.95%	380
2012	11.458730	13.637817	19.02%	881
2011	12.729684	11.458730	-9.98%	1,001
2010	11.183906	12.729684	13.82%	1,086
2009	8.152366	11.183906	37.19%	1,094
2008	13.887498	8.152366	-41.30%	1,436
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.068946	10.503109	4.31%	0
2016	9.629128	10.068946	4.57%	0
2015	10.037539	9.629128	-4.07%	0
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.606199	19.056175	14.75%	1,062
2016	15.157439	16.606199	9.56%	1,082
2015	14.945702	15.157439	1.42%	1,167
2014	13.755142	14.945702	8.66%	1,195
2013	10.635118	13.755142	29.34%	1,353
2012	9.271732	10.635118	14.70%	1,360
2011	9.447496	9.271732	-1.86%	1,930
2010	8.290075	9.447496	13.96%	2,042
2009	6.584027	8.290075	25.91%	2,278
2008	10.902611	6.584027	-39.61%	3,114
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.401564	19.498566	12.05%	1,618
2016	15.017468	17.401564	15.88%	1,891
2015	16.259765	15.017468	-7.64%	1,963
2014	14.800060	16.259765	9.86%	0
2013	10.692986	14.800060	38.41%	0
2012	9.234044	10.692986	15.80%	0
2011	9.620594	9.234044	-4.02%	0
2010	7.942690	9.620594	21.13%	0
2009	5.898466	7.942690	34.66%	0
2008	9.666773	5.898466	-38.98%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	2,972
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.291736	11.089838	7.75%	0
2016	9.261460	10.291736	11.12%	0
2015	9.664615	9.261460	-4.17%	0
2014*	10.000000	9.664615	-3.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	21
2011	11.626247	12.372183	6.42%	6,709
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.975355	10.907757	-0.62%	1,396
2016	11.037614	10.975355	-0.56%	1,377
2015	11.222225	11.037614	-1.65%	1,491
2014	11.348829	11.222225	-1.12%	4,439
2013	11.589647	11.348829	-2.08%	4,523
2012	11.166580	11.589647	3.79%	4,403
2011	11.262962	11.166580	-0.86%	4,430
2010	10.909511	11.262962	3.24%	15,411
2009*	10.000000	10.909511	9.10%	12,193
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.828405	13.052834	1.75%	0
2016	12.425065	12.828405	3.25%	0
2015	13.011172	12.425065	-4.50%	0
2014	12.858895	13.011172	1.18%	0
2013	14.431471	12.858895	-10.90%	0
2012	13.520541	14.431471	6.74%	0
2011	12.335309	13.520541	9.61%	0
2010	11.624864	12.335309	6.11%	0
2009	10.007885	11.624864	16.16%	0
2008	10.966887	10.007885	-8.74%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.429557	14.860388	2.99%	0
2016	14.316299	14.429557	0.79%	0
2015	14.522894	14.316299	-1.42%	0
2014	14.190565	14.522894	2.34%	0
2013	14.746413	14.190565	-3.77%	0
2012	13.709005	14.746413	7.57%	0
2011	13.480747	13.709005	1.69%	0
2010	12.704111	13.480747	6.11%	0
2009	11.351180	12.704111	11.92%	0
2008	11.040830	11.351180	2.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	10,702
2012	9.967028	10.711515	7.47%	8,663
2011*	10.000000	9.967028	-0.33%	7,430
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.797812	12.173380	24.25%	0
2016*	10.000000	9.797812	-2.02%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.748994	13.162623	3.24%	0
2016	10.849868	12.748994	17.50%	0
2015	12.627613	10.849868	-14.08%	0
2014	13.343150	12.627613	-5.36%	0
2013	11.236444	13.343150	18.75%	0
2012	10.639617	11.236444	5.61%	0
2011	12.332208	10.639617	-13.72%	0
2010	9.667840	12.332208	27.56%	0
2009	6.232482	9.667840	55.12%	0
2008	11.193844	6.232482	-44.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.938602	33.662119	24.96%	1,011
2016	30.738929	26.938602	-12.36%	1,130
2015	27.845830	30.738929	10.39%	1,090
2014	21.619829	27.845830	28.80%	2,651
2013	14.634667	21.619829	47.73%	1,606
2012	11.382550	14.634667	28.57%	103
2011	10.505563	11.382550	8.35%	103
2010*	10.000000	10.505563	5.06%	103

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	28
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	27.262934	40.417465	48.25%	51
2016	27.746889	27.262934	-1.74%	51
2015	32.869440	27.746889	-15.58%	51
2014	33.628661	32.869440	-2.26%	51
2013	30.585939	33.628661	9.95%	1,067
2012	24.007444	30.585939	27.40%	2,814
2011	32.936839	24.007444	-27.11%	35
2010	26.456045	32.936839	24.50%	35
2009	12.643966	26.456045	109.24%	35
2008	36.578958	12.643966	-65.43%	35
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	28.163331	27.174363	-3.51%	49
2016	19.965612	28.163331	41.06%	49
2015	30.566075	19.965612	-34.68%	49
2014	38.497347	30.566075	-20.60%	49
2013	35.485013	38.497347	8.49%	49
2012	34.971406	35.485013	1.47%	49
2011	42.645158	34.971406	-17.99%	36
2010	33.619407	42.645158	26.85%	36
2009	21.743234	33.619407	54.62%	36
2008	41.121430	21.743234	-47.12%	36
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	16.120723	20.009697	24.12%	0
2016	15.807932	16.120723	1.98%	0
2015	16.623569	15.807932	-4.91%	0
2014	15.369302	16.623569	8.16%	0
2013	11.691955	15.369302	31.45%	0
2012	10.245045	11.691955	14.12%	0
2011	11.202618	10.245045	-8.55%	0
2010	10.159506	11.202618	10.27%	0
2009	8.146456	10.159506	24.71%	0
2008	13.358865	8.146456	-39.02%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.025024	28.444407	23.54%	0
2016	21.771254	23.025024	5.76%	229
2015	22.840053	21.771254	-4.68%	229
2014	23.715980	22.840053	-3.69%	229
2013	16.083743	23.715980	47.45%	229
2012	15.191876	16.083743	5.87%	229
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.949985	32.051132	10.71%	0
2016	23.646493	28.949985	22.43%	0
2015	25.559951	23.646493	-7.49%	0
2014	23.915510	25.559951	6.88%	0
2013	17.712370	23.915510	35.02%	0
2012	15.241277	17.712370	16.21%	0
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	24.19%	0
2009	9.782682	13.690588	39.95%	0
2008	15.520845	9.782682	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.503626	12.717103	1.71%	0
2016	12.209454	12.503626	2.41%	0
2015	12.760911	12.209454	-4.32%	0
2014	12.592545	12.760911	1.34%	0
2013	14.025791	12.592545	-10.22%	0
2012	13.314697	14.025791	5.34%	0
2011	12.145344	13.314697	9.63%	0
2010	11.777617	12.145344	3.12%	0
2009	10.893024	11.777617	8.12%	0
2008	11.283253	10.893024	-3.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.847023	18.731849	18.20%	0
2016	14.233807	15.847023	11.33%	0
2015	15.373614	14.233807	-7.41%	0
2014	13.929660	15.373614	10.37%	0
2013	10.454381	13.929660	33.24%	0
2012	9.287877	10.454381	12.56%	0
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	0
2009	7.077429	8.199389	15.85%	0
2008	11.029475	7.077429	-35.83%	3,431

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.155674	15.647019	28.72%	0
2016	13.111397	12.155674	-7.29%	0
2015	13.264785	13.111397	-1.16%	0
2014	14.309760	13.264785	-7.30%	0
2013	11.916248	14.309760	20.09%	0
2012	10.025881	11.916248	18.85%	0
2011	11.619008	10.025881	-13.71%	0
2010	10.454146	11.619008	11.14%	0
2009	7.966679	10.454146	31.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	22.061260	24.174366	9.58%	0
2016	18.303899	22.061260	20.53%	0
2015	18.929658	18.303899	-3.31%	0
2014	16.574236	18.929658	14.21%	0
2013	12.984697	16.574236	27.64%	0
2012	11.378833	12.984697	14.11%	0
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
2009	7.831760	9.983617	27.48%	0
2008	10.553118	7.831760	-25.79%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	25.534615	27.242198	6.69%	0
2016	21.603342	25.534615	18.20%	0
2015	22.911761	21.603342	-5.71%	0
2014	20.653925	22.911761	10.93%	0
2013	15.982910	20.653925	29.23%	0
2012	14.220458	15.982910	12.39%	0
2011	14.349744	14.220458	-0.90%	0
2010	12.896387	14.349744	11.27%	0
2009	10.967622	12.896387	17.59%	471
2008	15.268830	10.967622	-28.17%	476
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.166131	1.66%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.898186	16.334476	9.64%	0
2016	11.584682	14.898186	28.60%	0
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.246236	30.045449	10.27%	0
2016	22.089395	27.246236	23.35%	0
2015	23.054315	22.089395	-4.19%	0
2014	22.355883	23.054315	3.12%	0
2013	16.194893	22.355883	38.04%	0
2012	14.263873	16.194893	13.54%	0
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	23.44%	0
2009	9.549798	11.712890	22.65%	0
2008	14.091258	9.549798	-32.23%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	15.819397	18.862642	19.24%	0
2016	14.435002	15.819397	9.59%	112
2015	14.553455	14.435002	-0.81%	121
2014	13.079455	14.553455	11.27%	131
2013	10.098368	13.079455	29.52%	142
2012	8.894582	10.098368	13.53%	150
2011	8.899390	8.894582	-0.05%	162
2010	7.899469	8.899390	12.66%	204
2009	6.373936	7.899469	23.93%	3,589
2008	10.336958	6.373936	-38.34%	282

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.661732	14.326614	13.15%	0
2016	11.693279	12.661732	8.28%	84
2015	12.313142	11.693279	-5.03%	91
2014	11.063304	12.313142	11.30%	98
2013	8.394461	11.063304	31.79%	106
2012	7.642268	8.394461	9.84%	112
2011	7.720390	7.642268	-1.01%	121
2010	6.854289	7.720390	12.64%	130
2009	5.223731	6.854289	31.21%	137
2008	8.120576	5.223731	-35.67%	145
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	15.079260	18.837152	24.92%	0
2016	14.244600	15.079260	5.86%	0
2015	14.888015	14.244600	-4.32%	0
2014	14.040272	14.888015	6.04%	0
2013	11.818080	14.040272	18.80%	0
2012	10.909589	11.818080	8.33%	0
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	51
2009	7.499975	9.017260	20.23%	121
2008	10.852467	7.499975	-30.89%	1,543
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	13.010541	16.404176	26.08%	0
2016	13.456416	13.010541	-3.31%	0
2015	14.100751	13.456416	-4.57%	0
2014	15.851269	14.100751	-11.04%	0
2013	13.137344	15.851269	20.66%	0
2012	11.886787	13.137344	10.52%	0
2011	14.863707	11.886787	-20.03%	0
2010	14.505163	14.863707	2.47%	0
2009	11.289394	14.505163	28.48%	0
2008	18.360970	11.289394	-38.51%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	17.112795	20.932099	22.32%	0
2016	14.899715	17.112795	14.85%	0
2015	15.542188	14.899715	-4.13%	0
2014	15.594630	15.542188	-0.34%	0
2013	10.701152	15.594630	45.73%	0
2012	9.048240	10.701152	18.27%	0
2011	10.705518	9.048240	-15.48%	0
2010	8.320754	10.705518	28.66%	0
2009	6.729707	8.320754	23.64%	0
2008	10.992896	6.729707	-38.78%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.247596	10.399499	1.48%	0
2016	9.587812	10.247596	6.88%	0
2015	9.871455	9.587812	-2.87%	0
2014*	10.000000	9.871455	-1.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.328164	16.665226	2.06%	0
2016	16.030487	16.328164	1.86%	0
2015	16.380854	16.030487	-2.14%	0
2014	16.087872	16.380854	1.82%	0
2013	16.231486	16.087872	-0.88%	0
2012	15.080498	16.231486	7.63%	0
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	6.44%	0
2009	11.951474	14.120397	18.15%	0
2008	13.140627	11.951474	-9.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.617137	15.094683	10.85%	0
2016	13.184335	13.617137	3.28%	0
2015	13.481746	13.184335	-2.21%	0
2014	13.170035	13.481746	2.37%	0
2013	11.839457	13.170035	11.24%	0
2012	10.806520	11.839457	9.56%	0
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
2009	8.201010	9.988357	21.79%	0
2008	11.158048	8.201010	-26.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.583453	15.521077	14.26%	0
2016	13.056833	13.583453	4.03%	0
2015	13.358689	13.056833	-2.26%	0
2014	13.010584	13.358689	2.68%	0
2013	11.437640	13.010584	13.75%	0
2012	10.301156	11.437640	11.03%	0
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0
2009	7.482528	9.452659	26.33%	0
2008	11.335796	7.482528	-33.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.839618	16.403989	18.53%	0
2016	13.243421	13.839618	4.50%	0
2015	13.545444	13.243421	-2.23%	0
2014	13.167679	13.545444	2.87%	0
2013	11.047693	13.167679	19.19%	0
2012	9.752277	11.047693	13.28%	0
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
2009	6.964313	8.977564	28.91%	0
2008	11.464839	6.964313	-39.26%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	22.432196	26.796718	19.46%	0
2016	21.189004	22.432196	5.87%	0
2015	21.479586	21.189004	-1.35%	0
2014	19.581688	21.479586	9.69%	0
2013	15.220315	19.581688	28.65%	0
2012	13.340209	15.220315	14.09%	0
2011	13.966351	13.340209	-4.48%	0
2010	12.156769	13.966351	14.89%	0
2009	9.134438	12.156769	33.09%	550
2008	16.226503	9.134438	-43.71%	1,714
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.239260	9.766460	-4.62%	0
2016	7.817637	10.239260	30.98%	0
2015	10.055881	7.817637	-22.26%	0
2014	11.750987	10.055881	-14.43%	0
2013	9.648755	11.750987	21.79%	0
2012	9.391460	9.648755	2.74%	0
2011	10.098079	9.391460	-7.00%	0
2010	8.638600	10.098079	16.89%	0
2009	5.967164	8.638600	44.77%	0
2008	13.341479	5.967164	-55.27%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.046967	18.865471	10.67%	84
2016	14.737707	17.046967	15.67%	84
2015	15.663612	14.737707	-5.91%	84
2014	14.696251	15.663612	6.58%	84
2013	11.702615	14.696251	25.58%	84
2012	10.180053	11.702615	14.96%	84
2011	10.288462	10.180053	-1.05%	84
2010	9.112646	10.288462	12.90%	84
2009	7.143796	9.112646	27.56%	362
2008	12.710451	7.143796	-43.80%	3,496

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.441689	16.405054	31.86%	0
2016	12.650750	12.441689	-1.65%	0
2015	12.225627	12.650750	3.48%	0
2014	11.116903	12.225627	9.97%	0
2013	8.224900	11.116903	35.16%	0
2012	7.018533	8.224900	17.19%	0
2011	7.001513	7.018533	0.24%	0
2010	5.771730	7.001513	21.31%	0
2009	4.037546	5.771730	42.95%	1,709
2008	9.158971	4.037546	-55.92%	1,709
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.982005	18.518650	32.45%	2,227
2016	14.151083	13.982005	-1.19%	2,307
2015	13.474820	14.151083	5.02%	2,275
2014	12.353638	13.474820	9.08%	2,285
2013	9.245553	12.353638	33.62%	2,340
2012	8.228190	9.245553	12.36%	2,318
2011	8.375392	8.228190	-1.76%	2,308
2010	6.881900	8.375392	21.70%	2,370
2009	5.474286	6.881900	25.71%	2,483
2008	10.576112	5.474286	-48.24%	6,567
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.729328	14.421611	5.04%	0
2016	12.235874	13.729328	12.21%	0
2015	12.959613	12.235874	-5.58%	0
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.389937	13.682460	2.18%	0
2016	13.044835	13.389937	2.65%	0
2015	13.392023	13.044835	-2.59%	0
2014	12.908621	13.392023	3.74%	0
2013	13.412075	12.908621	-3.75%	0
2012	12.926747	13.412075	3.75%	0
2011	12.290441	12.926747	5.18%	0
2010	11.634953	12.290441	5.63%	0
2009	10.253173	11.634953	13.48%	0
2008	10.813491	10.253173	-5.18%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.675613	19.746824	18.42%	0
2016	15.161246	16.675613	9.99%	0
2015	15.690251	15.161246	-3.37%	0
2014	15.060947	15.690251	4.18%	0
2013	11.283407	15.060947	33.48%	0
2012	10.023891	11.283407	12.57%	0
2011	11.444181	10.023891	-12.41%	0
2010	9.063967	11.444181	26.26%	0
2009	6.598911	9.063967	37.36%	0
2008	11.120520	6.598911	-40.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.999795	15.316475	27.64%	0
2016	12.891844	11.999795	-6.92%	0
2015	12.698348	12.891844	1.52%	0
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.158956	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.333643	24.950217	16.95%	0
2016	19.862960	21.333643	7.40%	0
2015	20.885733	19.862960	-4.90%	0
2014	19.954810	20.885733	4.67%	0
2013	15.593588	19.954810	27.97%	0
2012	12.506769	15.593588	24.68%	0
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	24.05%	0
2009	7.301662	11.274215	54.41%	0
2008	15.245500	7.301662	-52.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.851804	15.979856	7.60%	0
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	17.018931	18.474977	8.56%	0
2016	13.325020	17.018931	27.72%	0
2015	14.666579	13.325020	-9.15%	0
2014	14.865809	14.666579	-1.34%	0
2013	11.122841	14.865809	33.65%	0
2012	9.577625	11.122841	16.13%	0
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0
2009	6.364966	8.064523	26.70%	0
2008	9.686757	6.364966	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.392029	17.670581	14.80%	0
2016	14.596082	15.392029	5.45%	0
2015	15.880688	14.596082	-8.09%	0
2014	18.166098	15.880688	-12.58%	0
2013	15.021676	18.166098	20.93%	0
2012	12.912088	15.021676	16.34%	0
2011	14.696887	12.912088	-12.14%	0
2010	13.785398	14.696887	6.61%	0
2009	10.231683	13.785398	34.73%	0
2008	17.452007	10.231683	-41.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.316835	9.521316	14.48%	0
2016	7.909911	8.316835	5.14%	0
2015	8.623043	7.909911	-8.27%	0
2014*	10.000000	8.623043	-13.77%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.439333	9.438803	-0.01%	0
2016	9.346977	9.439333	0.99%	0
2015	9.956668	9.346977	-6.12%	0
2014*	10.000000	9.956668	-0.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.963793	13.504501	12.88%	0
2016	11.048451	11.963793	8.28%	0
2015	11.337988	11.048451	-2.55%	0
2014	11.006775	11.337988	3.01%	0
2013	9.405927	11.006775	17.02%	0
2012	8.225515	9.405927	14.35%	0
2011	9.958660	8.225515	-17.40%	0
2010	8.774695	9.958660	13.49%	0
2009	7.470705	8.774695	17.45%	0
2008	12.360242	7.470705	-39.56%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.487033	17.718772	22.31%	0
2016	13.590801	14.487033	6.59%	0
2015	13.865060	13.590801	-1.98%	0
2014	12.502122	13.865060	10.90%	0
2013	9.764119	12.502122	28.04%	0
2012	8.596210	9.764119	13.59%	0
2011	9.158636	8.596210	-6.14%	0
2010	7.518344	9.158636	21.82%	0
2009	5.323578	7.518344	41.23%	0
2008	9.039632	5.323578	-41.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.613742	16.399602	12.22%	0
2016	13.790671	14.613742	5.97%	0
2015	14.042730	13.790671	-1.79%	0
2014	13.414515	14.042730	4.68%	0
2013	11.960320	13.414515	12.16%	0
2012	10.762490	11.960320	11.13%	0
2011	10.899213	10.762490	-1.25%	0
2010	10.048836	10.899213	8.46%	0
2009	8.153728	10.048836	23.24%	0
2008	11.417272	8.153728	-28.58%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	17.050591	19.199098	12.60%	0
2016	14.162806	17.050591	20.39%	0
2015	15.149257	14.162806	-6.51%	0
2014	14.350433	15.149257	5.57%	0
2013	10.981135	14.350433	30.68%	0
2012	9.691743	10.981135	13.30%	0
2011	10.327982	9.691743	-6.16%	0
2010	9.027885	10.327982	14.40%	0
2009	6.918862	9.027885	30.48%	0
2008	11.454813	6.918862	-39.60%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.699164	18.446213	4.22%	0
2016	15.351588	17.699164	15.29%	0
2015	16.292927	15.351588	-5.78%	0
2014	16.201243	16.292927	0.57%	0
2013	15.379613	16.201243	5.34%	0
2012	13.648930	15.379613	12.68%	0
2011	13.917780	13.648930	-1.93%	0
2010	12.290590	13.917780	13.24%	0
2009	7.252301	12.290590	69.47%	0
2008	10.558207	7.252301	-31.31%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.803266	21.163876	1.73%	0
2016	16.748777	20.803266	24.21%	0
2015	18.283258	16.748777	-8.39%	0
2014	18.898484	18.283258	-3.26%	0
2013	14.082710	18.898484	34.20%	0
2012	12.012655	14.082710	17.23%	0
2011	12.836431	12.012655	-6.42%	0
2010	10.735424	12.836431	19.57%	0
2009	7.017983	10.735424	52.97%	0
2008	11.648982	7.017983	-39.75%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.822467	20.997300	11.55%	0
2016	15.136320	18.822467	24.35%	0
2015	16.554215	15.136320	-8.57%	0
2014	16.722174	16.554215	-1.00%	0
2013	12.785354	16.722174	30.79%	0
2012	11.128458	12.785354	14.89%	0
2011	12.262647	11.128458	-9.25%	0
2010	10.611295	12.262647	15.56%	0
2009	7.515473	10.611295	41.19%	0
2008	10.709716	7.515473	-29.83%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.721719	18.875888	20.06%	0
2016	14.124829	15.721719	11.31%	0
2015	14.587252	14.124829	-3.17%	0
2014	13.666924	14.587252	6.73%	0
2013	9.856869	13.666924	38.65%	0
2012	9.007425	9.856869	9.43%	0
2011	9.365017	9.007425	-3.82%	0
2010	7.337753	9.365017	27.63%	0
2009	5.532641	7.337753	32.63%	0
2008	10.686895	5.532641	-48.23%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.680382	18.738431	27.64%	0
2016	13.763584	14.680382	6.66%	0
2015	13.299938	13.763584	3.49%	0
2014	11.764877	13.299938	13.05%	0
2013	9.349253	11.764877	25.84%	0
2012	8.608392	9.349253	8.61%	0
2011	9.171120	8.608392	-6.14%	0
2010	8.014375	9.171120	14.43%	0
2009	6.129563	8.014375	30.75%	0
2008	9.929383	6.129563	-38.27%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.546598	18.173062	24.93%	0
2016	14.498751	14.546598	0.33%	0
2015	14.074882	14.498751	3.01%	0
2014	13.230853	14.074882	6.38%	0
2013	9.624142	13.230853	37.48%	0
2012*	10.000000	9.624142	-3.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.733815	20.853908	24.62%	0
2016	16.719791	16.733815	0.08%	0
2015	16.270747	16.719791	2.76%	0
2014	15.333365	16.270747	6.11%	0
2013	11.180748	15.333365	37.14%	0
2012	10.051210	11.180748	11.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	18.395113	20.424276	11.03%	0
2016	17.005005	18.395113	8.17%	0
2015	18.395868	17.005005	-7.56%	0
2014	17.339646	18.395868	6.09%	0
2013	13.675401	17.339646	26.79%	0
2012	12.241506	13.675401	11.71%	0
2011	12.486004	12.241506	-1.96%	0
2010	11.617575	12.486004	7.48%	0
2009	9.230542	11.617575	25.86%	0
2008	13.469590	9.230542	-31.47%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.273013	15.547286	8.93%	0
2016	12.637276	14.273013	12.94%	0
2015	13.184487	12.637276	-4.15%	0
2014	12.326219	13.184487	6.96%	0
2013	10.037184	12.326219	22.81%	0
2012	9.088987	10.037184	10.43%	0
2011*	10.000000	9.088987	-9.11%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	12.017674	13.328498	10.91%	0
2016	12.004866	12.017674	0.11%	0
2015	12.421268	12.004866	-3.35%	0
2014	11.046706	12.421268	12.44%	0
2013	10.963216	11.046706	0.76%	0
2012	8.723049	10.963216	25.68%	0
2011	9.510736	8.723049	-8.28%	0
2010	8.249921	9.510736	15.28%	0
2009	6.393919	8.249921	29.03%	0
2008	11.775485	6.393919	-45.70%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.200106	20.681206	13.63%	0
2016	20.953183	18.200106	-13.14%	0
2015	20.704173	20.953183	1.20%	0
2014	17.636182	20.704173	17.40%	0
2013	12.791585	17.636182	37.87%	0
2012	10.785780	12.791585	18.60%	0
2011	10.576502	10.785780	1.98%	0
2010	10.239292	10.576502	3.29%	0
2009	8.175135	10.239292	25.25%	0
2008	11.675051	8.175135	-29.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	19.703997	23.777329	20.67%	0
2016	20.175703	19.703997	-2.34%	0
2015	21.060067	20.175703	-4.20%	0
2014	21.397092	21.060067	-1.58%	0
2013	18.326808	21.397092	16.75%	0
2012	16.170825	18.326808	13.33%	0
2011	17.675048	16.170825	-8.51%	0
2010	15.963653	17.675048	10.72%	0
2009	12.032299	15.963653	32.67%	0
2008	20.573321	12.032299	-41.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.430958	16.094082	19.83%	0
2016	13.612472	13.430958	-1.33%	0
2015	13.733063	13.612472	-0.88%	0
2014	12.999201	13.733063	5.65%	0
2013	9.700224	12.999201	34.01%	0
2012*	10.000000	9.700224	-3.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.772361	26.423342	16.03%	0
2016	23.824079	22.772361	-4.41%	0
2015	26.497225	23.824079	-10.09%	0
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	36
2012	19.867525	23.226486	16.91%	36
2011	21.824273	19.867525	-8.97%	36
2010	20.470767	21.824273	6.61%	36
2009*	10.000000	20.470767	22.67%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.587225	25.732348	4.66%	0
2016	21.570456	24.587225	13.99%	0
2015	23.518142	21.570456	-8.28%	0
2014	23.525531	23.518142	-0.03%	0
2013	21.702460	23.525531	8.40%	0
2012	18.647619	21.702460	16.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.776974	27.110710	24.49%	0
2016	20.918305	21.776974	4.10%	0
2015	22.631646	20.918305	-7.57%	0
2014	21.386957	22.631646	5.82%	0
2013	16.778015	21.386957	27.47%	0
2012	15.061395	16.778015	11.40%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.774035	9.910330	1.39%	0
2016	9.746276	9.774035	0.28%	0
2015*	10.000000	9.746276	-2.54%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.054444	19.199541	27.53%	300
2016	15.052817	15.054444	0.01%	326
2015	13.707977	15.052817	9.81%	329
2014	12.882597	13.707977	6.41%	331
2013	10.033153	12.882597	28.40%	333
2012	8.257715	10.033153	21.50%	335
2011	9.045235	8.257715	-8.71%	338
2010	8.659259	9.045235	4.46%	364
2009	6.045206	8.659259	43.24%	463
2008	11.065813	6.045206	-45.37%	493
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.972416	11.334400	42.17%	651
2016	7.137696	7.972416	11.69%	684
2015	6.952927	7.137696	2.66%	687
2014	6.481689	6.952927	7.27%	690
2013	4.880066	6.481689	32.82%	693
2012	4.175270	4.880066	16.88%	695
2011	4.659393	4.175270	-10.39%	153
2010	3.818065	4.659393	22.04%	169
2009	2.480613	3.818065	53.92%	180
2008	4.513409	2.480613	-45.04%	200
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.408482	12.073679	28.33%	0
2016	10.279749	9.408482	-8.48%	27
2015	11.490653	10.279749	-10.54%	29
2014	13.325951	11.490653	-13.77%	31
2013	11.886427	13.325951	12.11%	34
2012	10.706082	11.886427	11.02%	36
2011	16.129149	10.706082	-33.62%	39
2010	13.151115	16.129149	22.64%	41
2009	7.486238	13.151115	75.67%	44
2008	15.975500	7.486238	-53.14%	46

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	25.727072	28.713866	11.61%	0
2016	22.864003	25.727072	12.52%	0
2015	23.942627	22.864003	-4.51%	0
2014	21.203104	23.942627	12.92%	0
2013	16.336632	21.203104	29.79%	0
2012	13.834677	16.336632	18.08%	0
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	21.11%	0
2009	9.170218	11.397658	24.29%	0
2008	13.995872	9.170218	-34.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.748764	10.971456	25.41%	0
2016	7.383412	8.748764	18.49%	0
2015	9.414777	7.383412	-21.58%	0
2014*	10.000000	9.414777	-5.85%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.727390	24.449963	23.94%	0
2016	18.482191	19.727390	6.74%	0
2015	19.253328	18.482191	-4.01%	0
2014	21.216401	19.253328	-9.25%	0
2013	15.314613	21.216401	38.54%	0
2012	12.913310	15.314613	18.60%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.304100	25.677718	15.13%	0
2016	19.982137	22.304100	11.62%	0
2015	20.561208	19.982137	-2.82%	0
2014	19.019025	20.561208	8.11%	0
2013	14.297758	19.019025	33.02%	0
2012	12.577680	14.297758	13.68%	0
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	9.10%	0
2009	9.828108	11.805985	20.12%	0
2008	14.896162	9.828108	-34.02%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.475596	13.003316	4.23%	0
2016	11.984181	12.475596	4.10%	0
2015	12.296354	11.984181	-2.54%	0
2014	11.621605	12.296354	5.81%	0
2013	11.884369	11.621605	-2.21%	0
2012	11.070056	11.884369	7.36%	0
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	5.11%	0
2009	9.447078	10.161470	7.56%	0
2008	10.724487	9.447078	-11.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	31.791743	34.217919	7.63%	21
2016	29.311942	31.791743	8.46%	21
2015	30.216860	29.311942	-2.99%	21
2014	29.926054	30.216860	0.97%	21
2013	33.430958	29.926054	-10.48%	21
2012	28.890764	33.430958	15.72%	21
2011	27.513796	28.890764	5.00%	21
2010	25.556048	27.513796	7.66%	21
2009	20.006837	25.556048	27.74%	21
2008	23.986894	20.006837	-16.59%	21
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.672386	16.713201	13.91%	0
2016	14.165781	14.672386	3.58%	0
2015	15.426799	14.165781	-8.17%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.431215	26.047735	6.62%	68
2016	20.676952	24.431215	18.16%	68
2015	22.018895	20.676952	-6.09%	68
2014	19.842280	22.018895	10.97%	68
2013	15.334773	19.842280	29.39%	68
2012	13.633442	15.334773	12.48%	68
2011	13.807665	13.633442	-1.26%	68
2010	12.404726	13.807665	11.31%	82
2009*	10.000000	12.404726	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.752119	16.758340	13.60%	0
2016	13.795482	14.752119	6.93%	0
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	332
2011	9.946387	9.848461	-0.98%	347
2010	9.051196	9.946387	9.89%	363
2009	7.476026	9.051196	21.07%	379
2008	10.852373	7.476026	-31.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.015051	11.153402	1.26%	0
2016	10.937894	11.015051	0.71%	0
2015	11.175554	10.937894	-2.13%	0
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	317
2011	10.631394	11.026950	3.72%	331
2010	10.224777	10.631394	3.98%	347
2009	9.293622	10.224777	10.02%	362
2008	10.511339	9.293622	-11.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	416
2011	10.964407	9.755085	-11.03%	434
2010	10.041819	10.964407	9.19%	455
2009	7.228832	10.041819	38.91%	474
2008	12.009005	7.228832	-39.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	448
2011	9.703303	9.073017	-6.50%	468
2010	8.368558	9.703303	15.95%	490
2009	6.146783	8.368558	36.15%	511
2008	11.232271	6.146783	-45.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.905015	16.632829	19.62%	0
2016	12.758933	13.905015	8.98%	0
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	758
2011	8.282008	7.943317	-4.09%	791
2010	7.607377	8.282008	8.87%	829
2009	5.933653	7.607377	28.21%	865
2008	9.766249	5.933653	-39.24%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.786546	17.117061	15.76%	0
2016	12.785218	14.786546	15.65%	0
2015	13.909015	12.785218	-8.08%	0
2014	12.987672	13.909015	7.09%	0
2013	9.760448	12.987672	33.06%	0
2012	8.399063	9.760448	16.21%	0
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
2009	6.119917	7.717613	26.11%	0
2008	9.901315	6.119917	-38.19%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.050325	11.677504	16.19%	0
2016*	10.000000	10.050325	0.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.688996	19.573785	4.73%	0
2016	16.687564	18.688996	11.99%	0
2015	17.466214	16.687564	-4.46%	0
2014	17.361709	17.466214	0.60%	0
2013	16.528976	17.361709	5.04%	0
2012	14.708749	16.528976	12.38%	0
2011	14.441600	14.708749	1.85%	0
2010	13.009836	14.441600	11.01%	0
2009	9.083381	13.009836	43.23%	0
2008	12.858453	9.083381	-29.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.818777	16.926569	22.49%	0
2016	12.399098	13.818777	11.45%	0
2015	12.777207	12.399098	-2.96%	0
2014	12.218329	12.777207	4.57%	0
2013	8.660031	12.218329	41.09%	0
2012	7.549156	8.660031	14.72%	0
2011	8.706736	7.549156	-13.30%	0
2010	7.677086	8.706736	13.41%	0
2009	5.116196	7.677086	50.05%	263
2008*	10.000000	5.116196	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.966224	13.422316	22.40%	0
2016*	10.000000	10.966224	9.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.466333	17.998413	16.37%	0
2016	14.317292	15.466333	8.03%	0
2015	14.642017	14.317292	-2.22%	0
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.655665	14.378322	13.61%	0
2016	12.020022	12.655665	5.29%	0
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.515159	13.993201	11.81%	0
2016	11.951451	12.515159	4.72%	0
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.142354	12.436047	2.42%	0
2016	11.748766	12.142354	3.35%	0
2015	12.063204	11.748766	-2.61%	0
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.985286	11.548149	15.65%	0
2016	9.137601	9.985286	9.28%	0
2015*	10.000000	9.137601	-8.62%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.961781	11.124871	11.68%	0
2016	9.335532	9.961781	6.71%	0
2015*	10.000000	9.335532	-6.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.966723	23.553888	38.82%	0
2016	16.055409	16.966723	5.68%	0
2015	19.483080	16.055409	-17.59%	0
2014	21.017891	19.483080	-7.30%	0
2013	21.266429	21.017891	-1.17%	0
2012	18.494868	21.266429	14.99%	0
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	13.97%	0
2009	13.300975	21.309755	60.21%	0
2008	32.102532	13.300975	-58.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.644923	14.666893	0.15%	57
2016	14.817881	14.644923	-1.17%	57
2015	15.121340	14.817881	-2.01%	57
2014	14.740682	15.121340	2.58%	57
2013	15.661367	14.740682	-5.88%	57
2012	15.491896	15.661367	1.09%	57
2011	14.722918	15.491896	5.22%	57
2010	14.323144	14.722918	2.79%	57
2009	14.218278	14.323144	0.74%	57
2008	13.454953	14.218278	5.67%	57
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.530001	9.388827	-1.48%	216
2016	9.713326	9.530001	-1.89%	216
2015	9.901453	9.713326	-1.90%	216
2014	10.093224	9.901453	-1.90%	216
2013	10.288708	10.093224	-1.90%	216
2012	10.488538	10.288708	-1.91%	216
2011	10.691108	10.488538	-1.89%	216
2010	10.898159	10.691108	-1.90%	216
2009	11.104573	10.898159	-1.86%	216
2008	11.091854	11.104573	0.11%	5,204
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.861746	14.831830	25.04%	0
2016	11.986695	11.861746	-1.04%	0
2015	12.604219	11.986695	-4.90%	0
2014	12.906236	12.604219	-2.34%	0
2013	11.165081	12.906236	15.59%	0
2012	9.845166	11.165081	13.41%	0
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
2009	7.863389	10.006756	27.26%	0
2008	14.860004	7.863389	-47.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.906071	10.874217	22.10%	0
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.667337	21.688842	16.19%	0
2016	17.382149	18.667337	7.39%	0
2015	17.897470	17.382149	-2.88%	0
2014	17.377763	17.897470	2.99%	0
2013	13.921060	17.377763	24.83%	0
2012	12.244088	13.921060	13.70%	0
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	12.45%	0
2009	9.257978	11.552908	24.79%	0
2008	14.943186	9.257978	-38.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.180866	13.665951	3.68%	0
2016	12.886023	13.180866	2.29%	0
2015	13.100919	12.886023	-1.64%	0
2014	12.854567	13.100919	1.92%	0
2013	12.499580	12.854567	2.84%	0
2012	12.115229	12.499580	3.17%	0
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	3.88%	0
2009	10.792642	11.549430	7.01%	0
2008	11.706779	10.792642	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.474039	18.251174	10.79%	0
2016	15.672722	16.474039	5.11%	0
2015	16.029934	15.672722	-2.23%	0
2014	15.535480	16.029934	3.18%	0
2013	13.578543	15.535480	14.41%	0
2012	12.491556	13.578543	8.70%	0
2011	12.738124	12.491556	-1.94%	0
2010	11.707035	12.738124	8.81%	0
2009	10.016980	11.707035	16.87%	0
2008	13.295057	10.016980	-24.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.881620	20.468790	14.47%	0
2016	16.801922	17.881620	6.43%	0
2015	17.253281	16.801922	-2.62%	0
2014	16.756806	17.253281	2.96%	0
2013	13.957831	16.756806	20.05%	0
2012	12.507692	13.957831	11.59%	0
2011	13.026476	12.507692	-3.98%	529
2010	11.768230	13.026476	10.69%	529
2009	9.643797	11.768230	22.03%	529
2008	14.328837	9.643797	-32.70%	529

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.069371	16.145651	7.14%	0
2016	14.531676	15.069371	3.70%	0
2015	14.817665	14.531676	-1.93%	0
2014	14.421168	14.817665	2.75%	0
2013	13.304176	14.421168	8.40%	0
2012	12.553192	13.304176	5.98%	0
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	6.46%	0
2009	10.479109	11.776930	12.38%	0
2008	12.573775	10.479109	-16.66%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.056341	28.797698	24.90%	338
2016	22.677892	23.056341	1.67%	398
2015	21.996817	22.677892	3.10%	396
2014	20.609271	21.996817	6.73%	407
2013	15.367757	20.609271	34.11%	411
2012	13.199645	15.367757	16.43%	417
2011	13.762172	13.199645	-4.09%	426
2010	12.893924	13.762172	6.73%	437
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.126795	11.678821	15.33%	0
2016	9.509545	10.126795	6.49%	0
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.155631	39.931829	13.59%	743
2016	29.790265	35.155631	18.01%	708
2015	31.156853	29.790265	-4.39%	726
2014	29.025953	31.156853	7.34%	716
2013	22.238454	29.025953	30.52%	693
2012	19.298173	22.238454	15.24%	701
2011	20.184783	19.298173	-4.39%	884
2010	16.303540	20.184783	23.81%	879
2009	12.152558	16.303540	34.16%	2,124
2008	19.498034	12.152558	-37.67%	3,043

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.463380	17.174069	4.32%	30
2016	15.445772	16.463380	6.59%	30
2015	16.213571	15.445772	-4.74%	30
2014	15.909705	16.213571	1.91%	30
2013	16.402290	15.909705	-3.00%	30
2012	14.895990	16.402290	10.11%	30
2011	14.385650	14.895990	3.55%	30
2010	13.260251	14.385650	8.49%	30
2009	10.867491	13.260251	22.02%	30
2008	13.394031	10.867491	-18.86%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.455629	20.304732	23.39%	0
2016	17.137099	16.455629	-3.98%	0
2015	17.555326	17.137099	-2.38%	0
2014	18.077635	17.555326	-2.89%	0
2013	15.183948	18.077635	19.06%	0
2012	13.353178	15.183948	13.71%	0
2011	15.010666	13.353178	-11.04%	0
2010	13.405909	15.010666	11.97%	0
2009*	10.000000	13.405909	34.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.637002	10.415936	20.60%	0
2016	8.366637	8.637002	3.23%	0
2015	8.988911	8.366637	-6.92%	0
2014*	10.000000	8.988911	-10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.356716	18.339024	27.74%	102
2016	14.320405	14.356716	0.25%	102
2015	14.113074	14.320405	1.47%	102
2014	13.026934	14.113074	8.34%	102
2013	9.855288	13.026934	32.18%	102
2012	8.634450	9.855288	14.14%	102
2011	9.064773	8.634450	-4.75%	102
2010	7.999467	9.064773	13.32%	102
2009	6.283377	7.999467	27.31%	0
2008*	10.000000	6.283377	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.315061	19.456555	12.37%	141
2016	15.169279	17.315061	14.15%	141
2015	15.966244	15.169279	-4.99%	141
2014	14.726526	15.966244	8.42%	141
2013	11.083684	14.726526	32.87%	141
2012	9.590721	11.083684	15.57%	141
2011	10.381386	9.590721	-7.62%	141
2010*	10.000000	10.381386	3.81%	141

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.226184	15.961103	12.20%	0
2016	12.495891	14.226184	13.85%	0
2015	13.191264	12.495891	-5.27%	0
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.492452	18.161699	25.32%	285
2016	13.875269	14.492452	4.45%	315
2015	14.170266	13.875269	-2.08%	318
2014	13.884518	14.170266	2.06%	320
2013	10.186244	13.884518	36.31%	323
2012	9.037104	10.186244	12.72%	325
2011	9.618619	9.037104	-6.05%	329
2010	7.731295	9.618619	24.41%	400
2009	6.199597	7.731295	24.71%	502
2008*	10.000000	6.199597	-38.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.406237	20.556511	11.68%	57
2016	15.954663	18.406237	15.37%	57
2015	16.746957	15.954663	-4.73%	57
2014	14.588339	16.746957	14.80%	57
2013	10.960352	14.588339	33.10%	57
2012	9.603374	10.960352	14.13%	57
2011	10.021648	9.603374	-4.17%	57
2010	8.539166	10.021648	17.36%	57
2009	6.671710	8.539166	27.99%	57
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	21.229077	26.018148	22.56%	0
2016	19.979800	21.229077	6.25%	0
2015	20.213965	19.979800	-1.16%	0
2014	20.042007	20.213965	0.86%	0
2013	14.158903	20.042007	41.55%	0
2012	12.723961	14.158903	11.28%	0
2011	13.054543	12.723961	-2.53%	0
2010	10.607693	13.054543	23.07%	6
2009	8.483490	10.607693	25.04%	9
2008	16.140649	8.483490	-47.44%	17

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	39.991101	42.789272	7.00%	51
2016	32.369162	39.991101	23.55%	51
2015	35.110753	32.369162	-7.81%	51
2014	33.442415	35.110753	4.99%	51
2013	24.280315	33.442415	37.73%	51
2012	20.550067	24.280315	18.15%	51
2011	22.066208	20.550067	-6.87%	51
2010	17.766470	22.066208	24.20%	51
2009	14.348992	17.766470	23.82%	267
2008	21.559228	14.348992	-33.44%	267
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	36.032683	40.117907	11.34%	0
2016	29.901346	36.032683	20.51%	0
2015	30.987250	29.901346	-3.50%	0
2014	31.332075	30.987250	-1.10%	0
2013	22.666394	31.332075	38.23%	0
2012	20.005094	22.666394	13.30%	0
2011	21.592138	20.005094	-7.35%	0
2010	17.563039	21.592138	22.94%	3
2009	13.290967	17.563039	32.14%	3
2008	21.919930	13.290967	-39.37%	3
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.856958	17.566951	18.24%	0
2016	13.595481	14.856958	9.28%	0
2015	13.730381	13.595481	-0.98%	0
2014	12.480230	13.730381	10.02%	0
2013	9.703782	12.480230	28.61%	0
2012	8.661036	9.703782	12.04%	0
2011	8.781998	8.661036	-1.38%	0
2010	7.890688	8.781998	11.30%	0
2009	6.378855	7.890688	23.70%	0
2008	11.126179	6.378855	-42.67%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.551397	14.158444	4.48%	148
2016	12.867480	13.551397	5.32%	148
2015	13.859212	12.867480	-7.16%	148
2014	10.961311	13.859212	26.44%	148
2013	10.843418	10.961311	1.09%	148
2012	9.546776	10.843418	13.58%	148
2011	9.137267	9.546776	4.48%	148
2010	7.154609	9.137267	27.71%	148
2009	5.574423	7.154609	28.35%	148
2008*	10.000000	5.574423	-44.26%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.987068	16.634560	18.93%	0
2016	12.798644	13.987068	9.29%	0
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.206955	15.914330	12.02%	0
2016	11.980814	14.206955	18.58%	0
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.429915	16.168759	20.39%	0
2016	13.538346	13.429915	-0.80%	0
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.780484	11.952081	22.20%	0
2016	9.571073	9.780484	2.19%	0
2015*	10.000000	9.571073	-4.29%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.648318	9.549847	-1.02%	0
2016	9.716208	9.648318	-0.70%	0
2015	9.886220	9.716208	-1.72%	0
2014	10.016594	9.886220	-1.30%	0
2013	10.148002	10.016594	-1.29%	0
2012	9.889606	10.148002	2.61%	0
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.393752	23.694694	16.19%	0
2016	18.921578	20.393752	7.78%	0
2015	19.377902	18.921578	-2.35%	0
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	15.676623	19.506612	24.43%	0
2016	16.339280	15.676623	-4.06%	0
2015	16.085736	16.339280	1.58%	0
2014	14.207981	16.085736	13.22%	0
2013	11.163166	14.207981	27.28%	0
2012	9.971932	11.163166	11.95%	0
2011	10.282834	9.971932	-3.02%	0
2010	9.579734	10.282834	7.34%	0
2009	6.757084	9.579734	41.77%	1,650
2008	12.643338	6.757084	-46.56%	1,689
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	15.012050	18.968100	26.35%	0
2016	14.952952	15.012050	0.40%	0
2015	14.298021	14.952952	4.58%	0
2014	13.778030	14.298021	3.77%	0
2013	10.328209	13.778030	33.40%	0
2012	9.041629	10.328209	14.23%	0
2011	9.116493	9.041629	-0.82%	0
2010	7.290523	9.116493	25.05%	6
2009	5.604300	7.290523	30.09%	10
2008	11.216980	5.604300	-50.04%	18

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.001744	22.795461	34.08%	0
2016	17.315951	17.001744	-1.81%	0
2015	16.981577	17.315951	1.97%	0
2014	16.922599	16.981577	0.35%	0
2013	13.550085	16.922599	24.89%	0
2012	11.390831	13.550085	18.96%	0
2011	12.660697	11.390831	-10.03%	0
2010	11.128954	12.660697	13.76%	0
2009	8.116450	11.128954	37.12%	0
2008	13.833378	8.116450	-41.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.047532	10.475452	4.26%	0
2016	9.613540	10.047532	4.51%	0
2015	10.026406	9.613540	-4.12%	0
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.457374	18.875792	14.70%	0
2016	15.029232	16.457374	9.50%	66
2015	14.826829	15.029232	1.37%	72
2014	13.652686	14.826829	8.60%	77
2013	10.561278	13.652686	29.27%	84
2012	9.212066	10.561278	14.65%	89
2011	9.391466	9.212066	-1.91%	96
2010	8.245107	9.391466	13.90%	133
2009	6.551646	8.245107	25.85%	578
2008	10.854537	6.551646	-39.64%	598
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.307247	19.383027	11.99%	0
2016	14.943665	17.307247	15.82%	0
2015	16.188107	14.943665	-7.69%	0
2014	14.742344	16.188107	9.81%	0
2013	10.656707	14.742344	38.34%	0
2012	9.207414	10.656707	15.74%	0
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
2009	5.890447	7.927843	34.59%	0
2008	9.658559	5.890447	-39.01%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.277745	11.069136	7.70%	0
2016	9.253570	10.277745	11.07%	0
2015	9.661305	9.253570	-4.22%	0
2014*	10.000000	9.661305	-3.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.932566	10.859710	-0.67%	0
2016	11.000168	10.932566	-0.61%	0
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	248
2013	11.568009	11.321857	-2.13%	248
2012	11.151424	11.568009	3.74%	248
2011	11.253389	11.151424	-0.91%	248
2010	10.905794	11.253389	3.19%	248
2009*	10.000000	10.905794	9.06%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.759386	12.976006	1.70%	0
2016	12.364502	12.759386	3.19%	0
2015	12.954358	12.364502	-4.55%	0
2014	12.809293	12.954358	1.13%	0
2013	14.383125	12.809293	-10.94%	0
2012	13.482135	14.383125	6.68%	0
2011	12.306518	13.482135	9.55%	0
2010	11.603644	12.306518	6.06%	0
2009	9.994706	11.603644	16.10%	0
2008	10.958028	9.994706	-8.79%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.351952	14.772956	2.93%	0
2016	14.246535	14.351952	0.74%	0
2015	14.459495	14.246535	-1.47%	0
2014	14.135817	14.459495	2.29%	0
2013	14.697017	14.135817	-3.82%	0
2012	13.670063	14.697017	7.51%	0
2011	13.449285	13.670063	1.64%	0
2010	12.680917	13.449285	6.06%	0
2009	11.336230	12.680917	11.86%	0
2008	11.031909	11.336230	2.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.409667	10.704355	2.83%	0
2016	10.343507	10.409667	0.64%	0
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.794505	12.163098	24.18%	0
2016*	10.000000	9.794505	-2.05%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.680545	13.085296	3.19%	0
2016	10.797097	12.680545	17.44%	0
2015	12.572610	10.797097	-14.12%	0
2014	13.291803	12.572610	-5.41%	0
2013	11.198899	13.291803	18.69%	0
2012	10.609484	11.198899	5.56%	0
2011	12.303549	10.609484	-13.77%	0
2010	9.650274	12.303549	27.49%	0
2009	6.224330	9.650274	55.04%	0
2008	11.184921	6.224330	-44.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	27.018631	40.034969	48.18%	0
2016	27.512230	27.018631	-1.79%	0
2015	32.608079	27.512230	-15.63%	0
2014	33.378280	32.608079	-2.31%	0
2013	30.373686	33.378280	9.89%	0
2012	23.853013	30.373686	27.34%	0
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	24.43%	0
2009	12.581837	26.312651	109.13%	0
2008	36.417891	12.581837	-65.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	27.910865	26.917092	-3.56%	0
2016	19.796690	27.910865	40.99%	0
2015	30.322955	19.796690	-34.71%	0
2014	38.210651	30.322955	-20.64%	0
2013	35.238709	38.210651	8.43%	0
2012	34.746412	35.238709	1.42%	0
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	26.78%	0
2009	21.636393	33.437147	54.54%	0
2008	40.940303	21.636393	-47.15%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.984352	19.830341	24.06%	0
2016	15.682185	15.984352	1.93%	0
2015	16.499739	15.682185	-4.95%	0
2014	15.262584	16.499739	8.11%	0
2013	11.616684	15.262584	31.39%	0
2012	10.184291	11.616684	14.06%	0
2011	11.141859	10.184291	-8.59%	0
2010	10.109548	11.141859	10.21%	0
2009	8.110530	10.109548	24.65%	0
2008	13.306740	8.110530	-39.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.935331	28.319212	23.47%	0
2016	21.697463	22.935331	5.71%	0
2015	22.774250	21.697463	-4.73%	0
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.734303	31.796190	10.66%	650
2016	23.482260	28.734303	22.37%	672
2015	25.395362	23.482260	-7.53%	826
2014	23.773638	25.395362	6.82%	923
2013	17.616266	23.773638	34.95%	1,057
2012	15.166319	17.616266	16.15%	1,286
2011	16.926866	15.166319	-10.40%	14,911
2010	13.637148	16.926866	24.12%	16,713
2009	9.749478	13.637148	39.88%	19,933
2008	15.476070	9.749478	-37.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.416806	12.622379	1.66%	0
2016	12.130833	12.416806	2.36%	0
2015	12.685217	12.130833	-4.37%	0
2014	12.524237	12.685217	1.29%	0
2013	13.956811	12.524237	-10.26%	0
2012	13.255986	13.956811	5.29%	243
2011	12.097934	13.255986	9.57%	0
2010	11.737624	12.097934	3.07%	0
2009	10.861571	11.737624	8.07%	0
2008	11.256412	10.861571	-3.51%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.705017	18.554560	18.14%	11,567
2016	14.113430	15.705017	11.28%	12,770
2015	15.251362	14.113430	-7.46%	14,297
2014	13.825928	15.251362	10.31%	31,793
2013	10.381813	13.825928	33.17%	379
2012	9.228119	10.381813	12.50%	38,392
2011	9.127209	9.228119	1.11%	73
2010	8.154938	9.127209	11.92%	2,914
2009	7.042646	8.154938	15.79%	3,770
2008	10.980892	7.042646	-35.86%	5,929

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.046720	15.498898	28.66%	0
2016	13.000482	12.046720	-7.34%	0
2015	13.159290	13.000482	-1.21%	0
2014	14.203193	13.159290	-7.35%	0
2013	11.833533	14.203193	20.02%	0
2012	9.961385	11.833533	18.79%	0
2011	11.550144	9.961385	-13.76%	0
2010	10.397476	11.550144	11.09%	0
2009	7.927530	10.397476	31.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.941709	24.031145	9.52%	0
2016	18.213956	21.941709	20.47%	0
2015	18.846257	18.213956	-3.36%	206
2014	16.509614	18.846257	14.15%	206
2013	12.940655	16.509614	27.58%	9,234
2012	11.346034	12.940655	14.05%	0
2011	11.652049	11.346034	-2.63%	18,017
2010	9.964975	11.652049	16.93%	0
2009	7.821122	9.964975	27.41%	55
2008	10.544161	7.821122	-25.83%	13,483
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	25.305805	26.984368	6.63%	0
2016	21.420637	25.305805	18.14%	0
2015	22.729575	21.420637	-5.76%	0
2014	20.500133	22.729575	10.88%	0
2013	15.871974	20.500133	29.16%	0
2012	14.128973	15.871974	12.34%	0
2011	14.264679	14.128973	-0.95%	0
2010	12.826477	14.264679	11.21%	0
2009	10.913729	12.826477	17.53%	149
2008	15.201559	10.913729	-28.21%	10,872
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.066538	12.640824	14.23%	0
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.597450	16.275779	11.50%	2,468
2016	14.341252	14.597450	1.79%	2,607
2015	14.774408	14.341252	-2.93%	2,788
2014	14.782617	14.774408	-0.06%	3,067
2013	13.176970	14.782617	12.19%	3,293
2012	12.221543	13.176970	7.82%	3,451
2011	12.934953	12.221543	-5.52%	11,831
2010	12.018891	12.934953	7.62%	41,434
2009*	10.000000	12.018891	20.19%	43,222

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.797762	9.915255	1.20%	0
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.162694	1.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.870368	16.295690	9.58%	0
2016	11.568929	14.870368	28.54%	0
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	7,826
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.705856	13.204650	12.80%	8,930
2016	10.362670	11.705856	12.96%	9,795
2015	10.841571	10.362670	-4.42%	10,301
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.043268	29.806479	10.22%	0
2016	21.935993	27.043268	23.28%	64
2015	22.905896	21.935993	-4.23%	0
2014	22.223293	22.905896	3.07%	0
2013	16.107035	22.223293	37.97%	5,264
2012	14.193740	16.107035	13.48%	10,919
2011	14.394447	14.193740	-1.39%	315
2010	11.667168	14.394447	23.38%	315
2009	9.517370	11.667168	22.59%	315
2008	14.050576	9.517370	-32.26%	315
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	15.677641	18.684116	19.18%	10,607
2016	14.312919	15.677641	9.53%	11,999
2015	14.437729	14.312919	-0.86%	13,219
2014	12.982068	14.437729	11.21%	181
2013	10.028284	12.982068	29.45%	11,916
2012	8.837361	10.028284	13.48%	181
2011	8.846637	8.837361	-0.10%	181
2010	7.856656	8.846637	12.60%	181
2009	6.342624	7.856656	23.87%	880
2008	10.291429	6.342624	-38.37%	2,489

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.548297	14.191054	13.09%	0
2016	11.594406	12.548297	8.23%	0
2015	12.215259	11.594406	-5.08%	0
2014	10.980950	12.215259	11.24%	0
2013	8.336222	10.980950	31.73%	0
2012	7.593133	8.336222	9.79%	0
2011	7.674656	7.593133	-1.06%	0
2010	6.817143	7.674656	12.58%	0
2009	5.198062	6.817143	31.15%	0
2008	8.084805	5.198062	-35.71%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.944109	18.658840	24.86%	0
2016	14.124101	14.944109	5.81%	0
2015	14.769597	14.124101	-4.37%	0
2014	13.935694	14.769597	5.98%	0
2013	11.736028	13.935694	18.74%	12,967
2012	10.839382	11.736028	8.27%	38,870
2011	10.140574	10.839382	6.89%	0
2010	8.968367	10.140574	13.07%	0
2009	7.463107	8.968367	20.17%	1,245
2008	10.804629	7.463107	-30.93%	1,245
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.910592	16.269892	26.02%	0
2016	13.359839	12.910592	-3.36%	0
2015	14.006702	13.359839	-4.62%	0
2014	15.753586	14.006702	-11.09%	0
2013	13.063053	15.753586	20.60%	0
2012	11.825605	13.063053	10.46%	0
2011	14.794733	11.825605	-20.07%	0
2010	14.445199	14.794733	2.42%	0
2009	11.248460	14.445199	28.42%	0
2008	18.303733	11.248460	-38.55%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.981334	20.760750	22.26%	0
2016	14.792769	16.981334	14.79%	0
2015	15.438510	14.792769	-4.18%	0
2014	15.498509	15.438510	-0.39%	0
2013	10.640615	15.498509	45.65%	0
2012	9.001653	10.640615	18.21%	0
2011	10.655822	9.001653	-15.52%	0
2010	8.286338	10.655822	28.60%	0
2009	6.705286	8.286338	23.58%	0
2008	10.958615	6.705286	-38.81%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.233654	10.380074	1.43%	0
2016	9.579642	10.233654	6.83%	0
2015	9.868071	9.579642	-2.92%	0
2014*	10.000000	9.868071	-1.32%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.181774	16.507423	2.01%	94
2016	15.894843	16.181774	1.81%	94
2015	16.250537	15.894843	-2.19%	94
2014	15.968031	16.250537	1.77%	7,294
2013	16.118786	15.968031	-0.94%	94
2012	14.983447	16.118786	7.58%	399
2011	14.941082	14.983447	0.28%	179
2010	14.043815	14.941082	6.39%	179
2009	11.892727	14.043815	18.09%	179
2008	13.082714	11.892727	-9.10%	94
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.543316	15.005221	10.79%	117
2016	13.119525	13.543316	3.23%	123
2015	13.422313	13.119525	-2.26%	128
2014	13.118660	13.422313	2.31%	140
2013	11.799282	13.118660	11.18%	149
2012	10.775348	11.799282	9.50%	0
2011	11.020494	10.775348	-2.22%	0
2010	9.969703	11.020494	10.54%	0
2009	8.189864	9.969703	21.73%	0
2008	11.148565	8.189864	-26.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.509796	15.429061	14.21%	0
2016	12.992634	13.509796	3.98%	0
2015	13.299781	12.992634	-2.31%	0
2014	12.959802	13.299781	2.62%	0
2013	11.398814	12.959802	13.69%	0
2012	10.271433	11.398814	10.98%	4,691
2011	10.594428	10.271433	-3.05%	4,691
2010	9.434977	10.594428	12.29%	4,691
2009	7.472349	9.434977	26.27%	4,691
2008	11.326155	7.472349	-34.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.764602	16.306787	18.47%	0
2016	13.178335	13.764602	4.45%	0
2015	13.485745	13.178335	-2.28%	0
2014	13.116325	13.485745	2.82%	0
2013	11.010215	13.116325	19.13%	0
2012	9.724152	11.010215	13.23%	0
2011	10.191951	9.724152	-4.59%	0
2010	8.960789	10.191951	13.74%	0
2009	6.954853	8.960789	28.84%	0
2008	11.455106	6.954853	-39.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.389799	11.829705	13.86%	0
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	22.231119	26.543026	19.40%	0
2016	21.009737	22.231119	5.81%	0
2015	21.308735	21.009737	-1.40%	0
2014	19.435839	21.308735	9.64%	0
2013	15.114644	19.435839	28.59%	0
2012	13.254352	15.114644	14.04%	0
2011	13.883533	13.254352	-4.53%	0
2010	12.090842	13.883533	14.83%	0
2009	9.089529	12.090842	33.02%	28,178
2008	16.154983	9.089529	-43.74%	18,892
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.183696	9.708533	-4.67%	2,356
2016	7.779172	10.183696	30.91%	2,257
2015	10.011524	7.779172	-22.30%	3,352
2014	11.705128	10.011524	-14.47%	2,177
2013	9.616003	11.705128	21.73%	2,176
2012	9.364355	9.616003	2.69%	2,588
2011	10.074056	9.364355	-7.04%	25,283
2010	8.622442	10.074056	16.84%	28,815
2009	5.959038	8.622442	44.70%	31,608
2008	13.330123	5.959038	-55.30%	531
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.894229	18.686938	10.61%	126
2016	14.613073	16.894229	15.61%	126
2015	15.539052	14.613073	-5.96%	126
2014	14.586805	15.539052	6.53%	126
2013	11.621368	14.586805	25.52%	301
2012	10.114544	11.621368	14.90%	23,291
2011	10.227459	10.114544	-1.10%	11,339
2010	9.063242	10.227459	12.85%	3,606
2009	7.108684	9.063242	27.50%	13,471
2008	12.654456	7.108684	-43.82%	16,004

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.330162	16.249743	31.79%	0
2016	12.543731	12.330162	-1.70%	0
2015	12.128392	12.543731	3.42%	0
2014	11.034111	12.128392	9.92%	0
2013	8.167794	11.034111	35.09%	0
2012	6.973359	8.167794	17.13%	0
2011	6.959986	6.973359	0.19%	0
2010	5.740416	6.959986	21.25%	0
2009	4.017686	5.740416	42.88%	0
2008	9.118585	4.017686	-55.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.856623	18.343265	32.38%	0
2016	14.031307	13.856623	-1.24%	0
2015	13.367587	14.031307	4.97%	0
2014	12.261575	13.367587	9.02%	17,697
2013	9.181324	12.261575	33.55%	0
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	25,503
2010	6.844546	8.325692	21.64%	0
2009	5.447351	6.844546	25.65%	0
2008	10.529463	5.447351	-48.27%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.606289	14.285108	4.99%	48
2016	12.132368	13.606289	12.15%	48
2015	12.856547	12.132368	-5.63%	48
2014	12.972834	12.856547	-0.90%	48
2013	12.496776	12.972834	3.81%	48
2012	11.161431	12.496776	11.96%	48
2011	10.952852	11.161431	1.90%	48
2010	9.817019	10.952852	11.57%	48
2009	6.963750	9.817019	40.97%	48
2008	9.477805	6.963750	-26.53%	48
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.296966	13.580563	2.13%	10,986
2016	12.960849	13.296966	2.59%	10,919
2015	13.312582	12.960849	-2.64%	11,603
2014	12.838589	13.312582	3.69%	0
2013	13.346125	12.838589	-3.80%	0
2012	12.869751	13.346125	3.70%	0
2011	12.242475	12.869751	5.12%	296
2010	11.595446	12.242475	5.58%	612
2009	10.223567	11.595446	13.42%	620
2008	10.787773	10.223567	-5.23%	296

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.585215	19.629816	18.36%	1,189
2016	15.086726	16.585215	9.93%	1,291
2015	15.621085	15.086726	-3.42%	1,444
2014	15.002198	15.621085	4.13%	1,627
2013	11.245121	15.002198	33.41%	1,825
2012	9.994968	11.245121	12.51%	2,356
2011	11.416972	9.994968	-12.46%	21,578
2010	9.047031	11.416972	26.20%	22,641
2009	6.589934	9.047031	37.29%	27,580
2008	11.111064	6.589934	-40.69%	16,025
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.892246	15.171492	27.57%	106
2016	12.782795	11.892246	-6.97%	106
2015	12.597351	12.782795	1.47%	106
2014	13.989630	12.597351	-9.95%	0
2013	10.943426	13.989630	27.84%	0
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	10.79%	0
2009	8.306509	10.297761	23.97%	0
2008	15.092331	8.306509	-44.96%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.155525	1.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.174754	24.751809	16.89%	0
2016	19.725045	21.174754	7.35%	0
2015	20.751300	19.725045	-4.95%	0
2014	19.836486	20.751300	4.61%	4,644
2013	15.509033	19.836486	27.90%	7,616
2012	12.445310	15.509033	24.62%	0
2011	13.924490	12.445310	-10.62%	0
2010	11.230235	13.924490	23.99%	91
2009	7.276890	11.230235	54.33%	357
2008	15.201537	7.276890	-52.13%	483
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.365894	13.577929	9.80%	1,503
2016	11.142483	12.365894	10.98%	1,783
2015	12.116992	11.142483	-8.04%	1,966
2014	12.015766	12.116992	0.84%	2,211
2013	9.901081	12.015766	21.36%	2,786
2012	8.755911	9.901081	13.08%	3,005
2011	9.069547	8.755911	-3.46%	3,295
2010	8.389555	9.069547	8.11%	35,303
2009	6.569115	8.389555	27.71%	36,569
2008*	10.000000	6.569115	-34.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.771344	15.885191	7.54%	2,228
2016	13.211539	14.771344	11.81%	2,325
2015	14.497013	13.211539	-8.87%	2,764
2014	14.132974	14.497013	2.58%	2,871
2013	12.650361	14.132974	11.72%	2,901
2012	11.453388	12.650361	10.45%	2,864
2011	11.408652	11.453388	0.39%	21,871
2010	10.326718	11.408652	10.48%	34,683
2009	7.767215	10.326718	32.95%	37,913
2008	11.261623	7.767215	-31.03%	52
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.926627	18.365434	8.50%	0
2016	13.259486	16.926627	27.66%	0
2015	14.601880	13.259486	-9.19%	0
2014	14.807784	14.601880	-1.39%	0
2013	11.085069	14.807784	33.58%	0
2012	9.549979	11.085069	16.07%	0
2011	10.120095	9.549979	-5.63%	0
2010	8.049431	10.120095	25.72%	5,174
2009	6.356293	8.049431	26.64%	5,174
2008	9.678516	6.356293	-34.33%	16,271
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.447148	11.630101	37.68%	130
2016	7.335223	8.447148	15.16%	130
2015	9.305402	7.335223	-21.17%	130
2014*	10.000000	9.305402	-6.95%	130
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.277390	17.530054	14.75%	0
2016	14.494737	15.277390	5.40%	0
2015	15.778473	14.494737	-8.14%	0
2014	18.058384	15.778473	-12.63%	0
2013	14.940203	18.058384	20.87%	0
2012	12.848624	14.940203	16.28%	0
2011	14.632090	12.848624	-12.19%	0
2010	13.731612	14.632090	6.56%	0
2009	10.196956	13.731612	34.66%	0
2008	17.401643	10.196956	-41.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.305522	9.503533	14.42%	2,318
2016	7.903173	8.305522	5.09%	2,517
2015	8.620091	7.903173	-8.32%	2,627
2014*	10.000000	8.620091	-13.80%	2,704

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.426518	9.421197	-0.06%	6,046
2016	9.339030	9.426518	0.94%	6,050
2015	9.953269	9.339030	-6.17%	6,142
2014*	10.000000	9.953269	-0.47%	6,858
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.899550	13.425163	12.82%	0
2016	10.994710	11.899550	8.23%	0
2015	11.288588	10.994710	-2.60%	0
2014	10.964418	11.288588	2.96%	0
2013	9.374498	10.964418	16.96%	0
2012	8.202219	9.374498	14.29%	0
2011	9.935528	8.202219	-17.45%	0
2010	8.758764	9.935528	13.44%	0
2009	7.460945	8.758764	17.39%	0
2008	12.350396	7.460945	-39.59%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.409250	17.614687	22.25%	0
2016	13.524712	14.409250	6.54%	0
2015	13.804673	13.524712	-2.03%	0
2014	12.454017	13.804673	10.85%	0
2013	9.731500	12.454017	27.98%	0
2012	8.571877	9.731500	13.53%	0
2011	9.137352	8.571877	-6.19%	0
2010	7.504694	9.137352	21.76%	0
2009	5.316617	7.504694	41.16%	0
2008	9.032430	5.316617	-41.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.535264	16.303247	12.16%	0
2016	13.723583	14.535264	5.91%	0
2015	13.981542	13.723583	-1.84%	0
2014	13.362883	13.981542	4.63%	0
2013	11.920358	13.362883	12.10%	0
2012	10.732006	11.920358	11.07%	0
2011	10.873884	10.732006	-1.30%	0
2010	10.030593	10.873884	8.41%	0
2009	8.143076	10.030593	23.18%	0
2008	11.408200	8.143076	-28.62%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.959032	19.086307	12.54%	0
2016	14.093916	16.959032	20.33%	0
2015	15.083261	14.093916	-6.56%	0
2014	14.295197	15.083261	5.51%	0
2013	10.944443	14.295197	30.62%	0
2012	9.664296	10.944443	13.25%	0
2011	10.303988	9.664296	-6.21%	0
2010	9.011496	10.303988	14.34%	0
2009	6.909831	9.011496	30.42%	0
2008	11.445700	6.909831	-39.63%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.604173	18.337892	4.17%	0
2016	15.276945	17.604173	15.23%	0
2015	16.221982	15.276945	-5.83%	0
2014	16.138915	16.221982	0.51%	0
2013	15.328255	16.138915	5.29%	0
2012	13.610299	15.328255	12.62%	0
2011	13.885445	13.610299	-1.98%	0
2010	12.268276	13.885445	13.18%	0
2009	7.242818	12.268276	69.39%	0
2008	10.549792	7.242818	-31.35%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.691574	21.039544	1.68%	0
2016	16.667319	20.691574	24.14%	0
2015	18.203625	16.667319	-8.44%	0
2014	18.825768	18.203625	-3.30%	0
2013	14.035682	18.825768	34.13%	0
2012	11.978663	14.035682	17.17%	0
2011	12.806623	11.978663	-6.47%	0
2010	10.715959	12.806623	19.51%	0
2009	7.008823	10.715959	52.89%	0
2008	11.639726	7.008823	-39.79%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.721378	20.873917	11.50%	0
2016	15.062683	18.721378	24.29%	0
2015	16.482087	15.062683	-8.61%	0
2014	16.657813	16.482087	-1.05%	0
2013	12.742639	16.657813	30.72%	0
2012	11.096947	12.742639	14.83%	0
2011	12.234161	11.096947	-9.30%	0
2010	10.592030	12.234161	15.50%	0
2009	7.505659	10.592030	41.12%	0
2008	10.701194	7.505659	-29.86%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.637330	18.765028	20.00%	0
2016	14.056157	15.637330	11.25%	0
2015	14.523735	14.056157	-3.22%	0
2014	13.614345	14.523735	6.68%	0
2013	9.823943	13.614345	38.58%	0
2012	8.981916	9.823943	9.37%	0
2011	9.343252	8.981916	-3.87%	0
2010	7.324424	9.343252	27.56%	0
2009	5.525408	7.324424	32.56%	0
2008	10.678393	5.525408	-48.26%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.601563	18.628363	27.58%	0
2016	13.696651	14.601563	6.61%	0
2015	13.242009	13.696651	3.43%	0
2014	11.719601	13.242009	12.99%	0
2013	9.318019	11.719601	25.77%	0
2012	8.584014	9.318019	8.55%	0
2011	9.149801	8.584014	-6.18%	0
2010	7.999823	9.149801	14.38%	0
2009	6.121553	7.999823	30.68%	0
2008	9.921479	6.121553	-38.30%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.511983	18.120616	24.87%	0
2016	14.471603	14.511983	0.28%	0
2015	14.055689	14.471603	2.96%	0
2014	13.219544	14.055689	6.33%	0
2013	9.620807	13.219544	37.41%	0
2012*	10.000000	9.620807	-3.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.609113	20.687989	24.56%	0
2016	16.603631	16.609113	0.03%	0
2015	16.165960	16.603631	2.71%	0
2014	15.242376	16.165960	6.06%	0
2013	11.120068	15.242376	37.07%	0
2012	10.001775	11.120068	11.18%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	18.253805	20.257086	10.97%	0
2016	16.882957	18.253805	8.12%	0
2015	18.273156	16.882957	-7.61%	0
2014	17.232761	18.273156	6.04%	0
2013	13.598028	17.232761	26.73%	0
2012	12.178461	13.598028	11.66%	0
2011	12.428019	12.178461	-2.01%	0
2010	11.569516	12.428019	7.42%	0
2009	9.197045	11.569516	25.80%	0
2008	13.427577	9.197045	-31.51%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.231799	15.494520	8.87%	0
2016	12.607199	14.231799	12.89%	0
2015	13.159816	12.607199	-4.20%	0
2014	12.309424	13.159816	6.91%	0
2013	10.028616	12.309424	22.74%	0
2012	9.085872	10.028616	10.38%	0
2011*	10.000000	9.085872	-9.14%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.953193	13.250241	10.85%	0
2016	11.946524	11.953193	0.06%	0
2015	12.367218	11.946524	-3.40%	0
2014	11.004243	12.367218	12.39%	0
2013	10.926639	11.004243	0.71%	0
2012	8.698382	10.926639	25.62%	0
2011	9.488659	8.698382	-8.33%	0
2010	8.234961	9.488659	15.22%	0
2009	6.385572	8.234961	28.96%	0
2008	11.766113	6.385572	-45.73%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.102387	20.559707	13.57%	0
2016	20.851296	18.102387	-13.18%	0
2015	20.614002	20.851296	1.15%	0
2014	17.568324	20.614002	17.34%	0
2013	12.748860	17.568324	37.80%	0
2012	10.755250	12.748860	18.54%	0
2011	10.551925	10.755250	1.93%	0
2010	10.220703	10.551925	3.24%	0
2009	8.164449	10.220703	25.19%	0
2008	11.665740	8.164449	-30.01%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	19.557271	23.588280	20.61%	0
2016	20.035637	19.557271	-2.39%	0
2015	20.924531	20.035637	-4.25%	0
2014	21.270225	20.924531	-1.63%	0
2013	18.227434	21.270225	16.69%	0
2012	16.091361	18.227434	13.27%	0
2011	17.597144	16.091361	-8.56%	0
2010	15.901378	17.597144	10.66%	0
2009	11.991466	15.901378	32.61%	0
2008	20.513983	11.991466	-41.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.284075	14.934494	12.42%	0
2016	11.971722	13.284075	10.96%	0
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.398980	16.047607	19.77%	0
2016	13.586966	13.398980	-1.38%	0
2015	13.714333	13.586966	-0.93%	0
2014	12.988097	13.714333	5.59%	0
2013	9.696880	12.988097	33.94%	0
2012*	10.000000	9.696880	-3.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.586495	26.194367	15.97%	773
2016	23.641642	22.586495	-4.46%	840
2015	26.307740	23.641642	-10.13%	834
2014	28.322324	26.307740	-7.11%	850
2013	23.083928	28.322324	22.69%	885
2012	19.755670	23.083928	16.85%	1,057
2011	21.712454	19.755670	-9.01%	11,187
2010	20.376262	21.712454	6.56%	11,407
2009*	10.000000	20.376262	22.61%	11,820
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.386539	25.509352	4.60%	169
2016	21.405264	24.386539	13.93%	176
2015	23.349943	21.405264	-8.33%	311
2014	23.369183	23.349943	-0.08%	10,886
2013	21.569212	23.369183	8.35%	11,390
2012	18.542604	21.569212	16.32%	16,041

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.648814	26.937472	24.43%	0
2016	20.805772	21.648814	4.05%	0
2015	22.521384	20.805772	-7.62%	159
2014	21.293609	22.521384	5.77%	159
2013	16.713295	21.293609	27.41%	159
2012	15.010965	16.713295	11.34%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.765727	9.896884	1.34%	0
2016	9.742955	9.765727	0.23%	0
2015*	10.000000	9.742955	-2.57%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.925078	19.024896	27.47%	5,703
2016	14.931045	14.925078	-0.04%	6,042
2015	13.604010	14.931045	9.75%	6,188
2014	12.791406	13.604010	6.35%	6,796
2013	9.967213	12.791406	28.33%	7,242
2012	8.207635	9.967213	21.44%	7,830
2011	8.994951	8.207635	-8.75%	9,045
2010	8.615511	8.994951	4.40%	53,804
2009	6.017725	8.615511	43.17%	50,711
2008	11.021149	6.017725	-45.40%	2,803
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.903931	11.231339	42.10%	8,500
2016	7.079963	7.903931	11.64%	10,472
2015	6.900209	7.079963	2.61%	12,315
2014	6.435836	6.900209	7.22%	0
2013	4.848009	6.435836	32.75%	560
2012	4.149957	4.848009	16.82%	0
2011	4.633509	4.149957	-10.44%	0
2010	3.798793	4.633509	21.97%	0
2009	2.469354	3.798793	53.84%	0
2008	4.495213	2.469354	-45.07%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.327645	11.963849	28.26%	1,775
2016	10.196610	9.327645	-8.52%	2,135
2015	11.403538	10.196610	-10.58%	2,484
2014	13.231665	11.403538	-13.82%	1,972
2013	11.808355	13.231665	12.05%	1,915
2012	10.641203	11.808355	10.97%	2,276
2011	16.039588	10.641203	-33.66%	0
2010	13.084755	16.039588	22.58%	0
2009	7.452258	13.084755	75.58%	0
2008	15.911129	7.452258	-53.16%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	25.561573	28.514667	11.55%	0
2016	22.728467	25.561573	12.47%	0
2015	23.812843	22.728467	-4.55%	0
2014	21.098926	23.812843	12.86%	5,277
2013	16.264651	21.098926	29.72%	12,584
2012	13.780770	16.264651	18.02%	23,152
2011	13.756986	13.780770	0.17%	0
2010	11.364802	13.756986	21.05%	0
2009	9.148446	11.364802	24.23%	0
2008	13.969789	9.148446	-34.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.736885	10.950979	25.34%	0
2016	7.377125	8.736885	18.43%	0
2015	9.411567	7.377125	-21.62%	0
2014*	10.000000	9.411567	-5.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.930835	10.113958	1.84%	0
2016*	10.000000	9.930835	-0.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.580366	24.255430	23.88%	0
2016	18.353788	19.580366	6.68%	0
2015	19.129317	18.353788	-4.05%	0
2014	21.090494	19.129317	-9.30%	0
2013	15.231485	21.090494	38.47%	1,518
2012	12.849778	15.231485	18.54%	11,274
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.137962	25.473492	15.07%	0
2016	19.843377	22.137962	11.56%	0
2015	20.428832	19.843377	-2.87%	0
2014	18.906223	20.428832	8.05%	0
2013	14.220204	18.906223	32.95%	0
2012	12.515839	14.220204	13.62%	0
2011	12.824054	12.515839	-2.40%	0
2010	11.759903	12.824054	9.05%	0
2009	9.794748	11.759903	20.06%	69
2008	14.853192	9.794748	-34.06%	16,944
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.433584	19.192306	24.35%	9,923
2016	15.157397	15.433584	1.82%	10,561
2015	14.539877	15.157397	4.25%	11,693
2014	14.662964	14.539877	-0.84%	25,232
2013	11.716593	14.662964	25.15%	9,949
2012	10.307925	11.716593	13.67%	23,438
2011	10.702750	10.307925	-3.69%	20,820
2010*	10.000000	10.702750	7.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.407946	12.926239	4.18%	21,933
2016	11.925252	12.407946	4.05%	21,785
2015	12.242143	11.925252	-2.59%	23,111
2014	11.576265	12.242143	5.75%	19,154
2013	11.844041	11.576265	-2.26%	0
2012	11.038130	11.844041	7.30%	164
2011	10.655266	11.038130	3.59%	84
2010	10.142479	10.655266	5.06%	0
2009	9.434234	10.142479	7.51%	0
2008	10.715375	9.434234	-11.96%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	31.506801	33.893995	7.58%	0
2016	29.063991	31.506801	8.40%	0
2015	29.976537	29.063991	-3.04%	0
2014	29.703188	29.976537	0.92%	0
2013	33.198917	29.703188	-10.53%	0
2012	28.704903	33.198917	15.66%	0
2011	27.350685	28.704903	4.95%	0
2010	25.417495	27.350685	7.61%	0
2009	19.908510	25.417495	27.67%	0
2008	23.881179	19.908510	-16.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.232228	10.188317	10.36%	0
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.563105	16.580283	13.85%	0
2016	14.067428	14.563105	3.52%	0
2015	15.327491	14.067428	-8.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.210537	18.680041	15.23%	0
2016	14.893173	16.210537	8.85%	0
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.335937	25.932960	6.56%	3,914
2016	20.606789	24.335937	18.10%	4,260
2015	21.955383	20.606789	-6.14%	5,106
2014	19.795144	21.955383	10.91%	273
2013	15.306133	19.795144	29.33%	6,404
2012	13.614932	15.306133	12.42%	154
2011	13.795938	13.614932	-1.31%	154
2010	12.400504	13.795938	11.25%	154
2009*	10.000000	12.400504	24.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.672143	16.659012	13.54%	158
2016	13.727661	14.672143	6.88%	174
2015	13.864243	13.727661	-0.99%	189
2014	13.467867	13.864243	2.94%	206
2013	11.141370	13.467867	20.88%	2,959
2012	9.820076	11.141370	13.46%	41,166
2011	9.922759	9.820076	-1.03%	4,751
2010	9.034298	9.922759	9.83%	4,751
2009	7.465869	9.034298	21.01%	4,751
2008	10.843154	7.465869	-31.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.955312	11.087281	1.20%	0
2016	10.884112	10.955312	0.65%	0
2015	11.126283	10.884112	-2.18%	0
2014	10.809399	11.126283	2.93%	0
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	3.92%	0
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.048988	19.326108	28.42%	127
2016	15.318758	15.048988	-1.76%	127
2015	14.663961	15.318758	4.47%	127
2014	14.686033	14.663961	-0.15%	127
2013	11.643199	14.686033	26.13%	127
2012	9.726901	11.643199	19.70%	345
2011	10.938302	9.726901	-11.07%	375
2010	10.023020	10.938302	9.13%	404
2009	7.218983	10.023020	38.84%	420
2008	11.998783	7.218983	-39.84%	420

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.648893	19.610087	25.31%	1,029
2016	14.632935	15.648893	6.94%	1,213
2015	14.022697	14.632935	4.35%	1,363
2014	13.234019	14.022697	5.96%	1,634
2013	10.413584	13.234019	27.08%	1,888
2012	9.046835	10.413584	15.11%	2,122
2011	9.680230	9.046835	-6.54%	2,425
2010	8.352911	9.680230	15.89%	28,470
2009	6.138425	8.352911	36.08%	31,498
2008	11.222723	6.138425	-45.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.836706	16.542715	19.56%	0
2016	12.702711	13.836706	8.93%	0
2015	12.816088	12.702711	-0.88%	0
2014	11.858170	12.816088	8.08%	0
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	5,405
2009	5.928601	7.597040	28.14%	5,405
2008	9.762924	5.928601	-39.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.653971	16.954958	15.70%	0
2016	12.677029	14.653971	15.59%	0
2015	13.798357	12.677029	-8.13%	0
2014	12.890914	13.798357	7.04%	0
2013	9.692667	12.890914	33.00%	14,150
2012	8.345003	9.692667	16.15%	0
2011	8.713248	8.345003	-4.23%	49,501
2010	7.675761	8.713248	13.52%	0
2009	6.089825	7.675761	26.04%	0
2008	9.857669	6.089825	-38.22%	16,729
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.046939	11.667626	16.13%	0
2016*	10.000000	10.046939	0.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.521482	19.388470	4.68%	4,905
2016	16.546399	18.521482	11.94%	5,045
2015	17.327297	16.546399	-4.51%	5,415
2014	17.232413	17.327297	0.55%	192
2013	16.414245	17.232413	4.98%	187
2012	14.614117	16.414245	12.32%	187
2011	14.355984	14.614117	1.80%	473
2010	12.939285	14.355984	10.95%	473
2009	9.038731	12.939285	43.15%	1,071
2008	12.801773	9.038731	-29.39%	1,434

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.757871	16.843393	22.43%	0
2016	12.350726	13.757871	11.39%	0
2015	12.733857	12.350726	-3.01%	0
2014	12.183094	12.733857	4.52%	0
2013	8.639450	12.183094	41.02%	0
2012	7.535066	8.639450	14.66%	0
2011	8.694908	7.535066	-13.34%	0
2010	7.670556	8.694908	13.35%	183
2009	5.114449	7.670556	49.98%	0
2008*	10.000000	5.114449	-48.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.962532	13.410983	22.33%	0
2016*	10.000000	10.962532	9.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.398156	17.909971	16.31%	0
2016	14.261424	15.398156	7.97%	0
2015	14.592322	14.261424	-2.27%	0
2014	13.455834	14.592322	8.45%	0
2013	9.889497	13.455834	36.06%	0
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.257304	13.467439	9.87%	0
2016	11.780796	12.257304	4.04%	0
2015	12.143745	11.780796	-2.99%	0
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	0
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0
2009	7.165610	8.723627	21.74%	0
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.430372	11.920765	4.29%	0
2016	11.143052	11.430372	2.58%	0
2015	11.448690	11.143052	-2.67%	0
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.459980	13.924425	11.75%	0
2016	11.904805	12.459980	4.66%	0
2015	12.272399	11.904805	-3.00%	0
2014	11.969453	12.272399	2.53%	0
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.540346	14.518437	15.77%	0
2016	11.886699	12.540346	5.50%	0
2015	12.308708	11.886699	-3.43%	0
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.069112	13.004341	7.75%	0
2016	11.612009	12.069112	3.94%	0
2015	11.970472	11.612009	-2.99%	0
2014	11.729710	11.970472	2.05%	0
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	189
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.088872	12.374988	2.37%	0
2016	11.702954	12.088872	3.30%	0
2015	12.022297	11.702954	-2.66%	0
2014	11.671367	12.022297	3.01%	0
2013	12.135479	11.671367	-3.82%	163
2012	11.486754	12.135479	5.65%	280
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	4.97%	0
2009	9.815492	10.469538	6.66%	0
2008*	10.000000	9.815492	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	76
2010	11.187800	11.859763	6.01%	244
2009	9.799538	11.187800	14.17%	253
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.976822	11.532500	15.59%	0
2016	9.134490	9.976822	9.22%	0
2015*	10.000000	9.134490	-8.66%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.953315	11.109775	11.62%	0
2016	9.332341	9.953315	6.65%	0
2015*	10.000000	9.332341	-6.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.826721	23.347669	38.75%	1,398
2016	15.931024	16.826721	5.62%	1,854
2015	19.342015	15.931024	-17.64%	1,956
2014	20.876362	19.342015	-7.35%	1,859
2013	21.133996	20.876362	-1.22%	0
2012	18.389080	21.133996	14.93%	0
2011	24.160228	18.389080	-23.89%	0
2010	21.209456	24.160228	13.91%	0
2009	13.245123	21.209456	60.13%	0
2008	31.984109	13.245123	-58.59%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.513699	14.528080	0.10%	0
2016	14.692571	14.513699	-1.22%	0
2015	15.001099	14.692571	-2.06%	0
2014	14.630923	15.001099	2.53%	0
2013	15.552669	14.630923	-5.93%	0
2012	15.392237	15.552669	1.04%	0
2011	14.635642	15.392237	5.17%	120
2010	14.245487	14.635642	2.74%	197
2009	14.148403	14.245487	0.69%	1,686
2008	13.395641	14.148403	5.62%	17,152
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.444558	9.299923	-1.53%	216
2016	9.631133	9.444558	-1.94%	216
2015	9.822679	9.631133	-1.95%	216
2014	10.018031	9.822679	-1.95%	868
2013	10.217266	10.018031	-1.95%	864
2012	10.421021	10.217266	-1.96%	699
2011	10.627691	10.421021	-1.94%	699
2010	10.839035	10.627691	-1.95%	699
2009	11.049962	10.839035	-1.91%	1,390
2008	11.042934	11.049962	0.06%	25,591
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.763899	14.702009	24.98%	6,483
2016	11.893861	11.763899	-1.09%	7,286
2015	12.512984	11.893861	-4.95%	7,268
2014	12.819355	12.512984	-2.39%	328
2013	11.095571	12.819355	15.54%	0
2012	9.788870	11.095571	13.35%	0
2011	11.063583	9.788870	-11.52%	0
2010	9.959684	11.063583	11.08%	0
2009	7.830398	9.959684	27.19%	0
2008	14.805206	7.830398	-47.11%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.857738	10.809728	22.04%	0
2016	8.986409	8.857738	-1.43%	0
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	0
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.525846	21.513512	16.13%	0
2016	17.259174	18.525846	7.34%	0
2015	17.779905	17.259174	-2.93%	0
2014	17.272429	17.779905	2.94%	0
2013	13.843736	17.272429	24.77%	0
2012	12.182302	13.843736	13.64%	0
2011	12.932550	12.182302	-5.80%	0
2010	11.506310	12.932550	12.40%	0
2009	9.225337	11.506310	24.73%	0
2008	14.898112	9.225337	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.269557	16.639227	8.97%	0
2016	14.649101	15.269557	4.24%	0
2015	14.966448	14.649101	-2.12%	0
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.080952	13.555475	3.63%	0
2016	12.794847	13.080952	2.24%	0
2015	13.014852	12.794847	-1.69%	0
2014	12.776631	13.014852	1.86%	0
2013	12.430127	12.776631	2.79%	0
2012	12.054063	12.430127	3.12%	0
2011	11.943182	12.054063	0.93%	0
2010	11.502838	11.943182	3.83%	0
2009	10.754578	11.502838	6.96%	0
2008	11.671436	10.754578	-7.86%	419
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.349158	18.103607	10.73%	269
2016	15.561819	16.349158	5.06%	276
2015	15.924627	15.561819	-2.28%	281
2014	15.441296	15.924627	3.13%	292
2013	13.503101	15.441296	14.35%	2,392
2012	12.428500	13.503101	8.65%	172
2011	12.680271	12.428500	-1.99%	172
2010	11.659805	12.680271	8.75%	21,972
2009	9.981650	11.659805	16.81%	30,188
2008	13.254940	9.981650	-24.69%	20,142
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.746049	20.303282	14.41%	0
2016	16.683015	17.746049	6.37%	0
2015	17.139917	16.683015	-2.67%	0
2014	16.655188	17.139917	2.91%	0
2013	13.880254	16.655188	19.99%	0
2012	12.444534	13.880254	11.54%	0
2011	12.967297	12.444534	-4.03%	0
2010	11.720746	12.967297	10.64%	891
2009	9.609780	11.720746	21.97%	891
2008	14.285581	9.609780	-32.73%	891

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.955138	16.015119	7.09%	0
2016	14.428852	14.955138	3.65%	0
2015	14.720322	14.428852	-1.98%	0
2014	14.333729	14.720322	2.70%	0
2013	13.230248	14.333729	8.34%	0
2012	12.489824	13.230248	5.93%	0
2011	12.480250	12.489824	0.08%	0
2010	11.729417	12.480250	6.40%	316
2009	10.442150	11.729417	12.33%	324
2008	12.535829	10.442150	-16.70%	1,108
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.966455	28.670864	24.84%	2,877
2016	22.600976	22.966455	1.62%	2,995
2015	21.933392	22.600976	3.04%	3,048
2014	20.560319	21.933392	6.68%	3,213
2013	15.339073	20.560319	34.04%	3,399
2012	13.181732	15.339073	16.37%	3,850
2011	13.750496	13.181732	-4.14%	4,092
2010	12.889540	13.750496	6.68%	28,493
2009*	10.000000	12.889540	28.90%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.840433	39.553706	13.53%	149
2016	29.538179	34.840433	17.95%	187
2015	30.908971	29.538179	-4.43%	149
2014	28.809708	30.908971	7.29%	149
2013	22.084036	28.809708	30.45%	149
2012	19.173958	22.084036	15.18%	149
2011	20.065065	19.173958	-4.44%	10,273
2010	16.215096	20.065065	23.74%	1,096
2009	12.092805	16.215096	34.09%	1,752
2008	19.412092	12.092805	-37.70%	2,417

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.315842	17.011506	4.26%	101
2016	15.315139	16.315842	6.53%	101
2015	16.084637	15.315139	-4.78%	107
2014	15.791237	16.084637	1.86%	8,529
2013	16.288457	15.791237	-3.05%	9,304
2012	14.800176	16.288457	10.06%	14,565
2011	14.300383	14.800176	3.49%	14,854
2010	13.188386	14.300383	8.43%	0
2009	10.814092	13.188386	21.96%	0
2008	13.335007	10.814092	-18.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.391439	20.215256	23.33%	2,681
2016	17.078928	16.391439	-4.03%	2,681
2015	17.504666	17.078928	-2.43%	2,681
2014	18.034662	17.504666	-2.94%	2,681
2013	15.155574	18.034662	19.00%	0
2012	13.335045	15.155574	13.65%	0
2011	14.997924	13.335045	-11.09%	0
2010	13.401353	14.997924	11.91%	0
2009*	10.000000	13.401353	34.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.625190	10.396405	20.54%	87
2016	8.359449	8.625190	3.18%	87
2015	8.985771	8.359449	-6.97%	87
2014*	10.000000	8.985771	-10.14%	87
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.293479	18.248968	27.67%	451
2016	14.264573	14.293479	0.20%	451
2015	14.065216	14.264573	1.42%	451
2014	12.989381	14.065216	8.28%	451
2013	9.831886	12.989381	32.11%	451
2012	8.618346	9.831886	14.08%	1,223
2011	9.052466	8.618346	-4.80%	1,328
2010	7.992670	9.052466	13.26%	1,431
2009	6.281234	7.992670	27.25%	0
2008*	10.000000	6.281234	-37.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.256312	19.380688	12.31%	0
2016	15.125484	17.256312	14.09%	0
2015	15.928282	15.125484	-5.04%	0
2014	14.698994	15.928282	8.36%	6,120
2013	11.068597	14.698994	32.80%	0
2012	9.582562	11.068597	15.51%	0
2011	10.377828	9.582562	-7.66%	0
2010*	10.000000	10.377828	3.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.163439	15.882643	12.14%	0
2016	12.447110	14.163439	13.79%	0
2015	13.146474	12.447110	-5.32%	0
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	0
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.428601	18.072497	25.25%	3,449
2016	13.821151	14.428601	4.40%	3,449
2015	14.122190	13.821151	-2.13%	3,449
2014	13.844465	14.122190	2.01%	3,449
2013	10.162028	13.844465	36.24%	3,449
2012	9.020227	10.162028	12.66%	3,832
2011	9.605552	9.020227	-6.09%	3,854
2010	7.724714	9.605552	24.35%	6,164
2009	6.197482	7.724714	24.64%	5,807
2008*	10.000000	6.197482	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.325112	20.455517	11.63%	4,966
2016	15.892422	18.325112	15.31%	5,415
2015	16.690140	15.892422	-4.78%	5,950
2014	14.546263	16.690140	14.74%	293
2013	10.934308	14.546263	33.03%	293
2012	9.585454	10.934308	14.07%	475
2011	10.008039	9.585454	-4.22%	466
2010	8.531911	10.008039	17.30%	466
2009	6.669444	8.531911	27.93%	466
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	21.038757	25.771804	22.50%	0
2016	19.810751	21.038757	6.20%	63
2015	20.053151	19.810751	-1.21%	0
2014	19.892705	20.053151	0.81%	0
2013	14.060598	19.892705	41.48%	0
2012	12.642071	14.060598	11.22%	51
2011	12.977129	12.642071	-2.58%	51
2010	10.550165	12.977129	23.00%	51
2009	8.441780	10.550165	24.98%	51
2008	16.069497	8.441780	-47.47%	188

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	39.632661	42.384203	6.94%	137
2016	32.095349	39.632661	23.48%	204
2015	34.831511	32.095349	-7.86%	137
2014	33.193359	34.831511	4.94%	137
2013	24.111768	33.193359	37.66%	4,697
2012	20.417843	24.111768	18.09%	180
2011	21.935386	20.417843	-6.92%	176
2010	17.670139	21.935386	24.14%	176
2009	14.278474	17.670139	23.75%	898
2008	21.464240	14.278474	-33.48%	1,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	35.709621	39.738020	11.28%	71
2016	29.648324	35.709621	20.44%	97
2015	30.740719	29.648324	-3.55%	71
2014	31.098652	30.740719	-1.15%	71
2013	22.508996	31.098652	38.16%	71
2012	19.876331	22.508996	13.25%	193
2011	21.464082	19.876331	-7.40%	209
2010	17.467774	21.464082	22.88%	1,831
2009	13.225620	17.467774	32.08%	2,102
2008	21.823314	13.225620	-39.40%	10,807
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.723801	17.400657	18.18%	243
2016	13.480481	14.723801	9.22%	243
2015	13.621178	13.480481	-1.03%	243
2014	12.387281	13.621178	9.96%	243
2013	9.636411	12.387281	28.55%	243
2012	8.605305	9.636411	11.98%	317
2011	8.729935	8.605305	-1.43%	307
2010	7.847906	8.729935	11.24%	307
2009	6.347507	7.847906	23.64%	1,823
2008	11.077166	6.347507	-42.70%	2,020
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.491684	14.088900	4.43%	7,016
2016	12.817279	13.491684	5.26%	6,789
2015	13.812175	12.817279	-7.20%	7,768
2014	10.929674	13.812175	26.37%	695
2013	10.817631	10.929674	1.04%	406
2012	9.528942	10.817631	13.52%	765
2011	9.124840	9.528942	4.43%	1,484
2010	7.148516	9.124840	27.65%	1,331
2009	5.572514	7.148516	28.28%	2,581
2008*	10.000000	5.572514	-44.27%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.960961	16.595079	18.87%	0
2016	12.781249	13.960961	9.23%	0
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.910394	9.871129	-0.40%	0
2016	9.861228	9.910394	0.50%	0
2015	10.091776	9.861228	-2.28%	0
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.180420	15.876540	11.96%	0
2016	11.964520	14.180420	18.52%	94
2015	12.828800	11.964520	-6.74%	0
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.377552	16.097531	20.33%	0
2016	13.492419	13.377552	-0.85%	0
2015	14.319716	13.492419	-5.78%	0
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.774726	11.938964	22.14%	0
2016	9.570308	9.774726	2.14%	0
2015*	10.000000	9.570308	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.581289	9.478695	-1.07%	0
2016	9.653617	9.581289	-0.75%	0
2015	9.827555	9.653617	-1.77%	0
2014	9.962239	9.827555	-1.35%	0
2013	10.098086	9.962239	-1.35%	0
2012	9.845998	10.098086	2.56%	0
2011	10.012366	9.845998	-1.66%	0
2010	9.698889	10.012366	3.23%	0
2009	8.728489	9.698889	11.12%	0
2008	10.283009	8.728489	-15.12%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.262548	23.530285	16.13%	0
2016	18.809392	20.262548	7.73%	0
2015	19.272823	18.809392	-2.40%	0
2014	17.807361	19.272823	8.23%	0
2013	13.198313	17.807361	34.92%	8,451
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0
2009	8.222313	10.595557	28.86%	0
2008	13.848384	8.222313	-40.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	15.536080	19.321920	24.37%	0
2016	16.201025	15.536080	-4.10%	0
2015	15.957775	16.201025	1.52%	0
2014	14.102141	15.957775	13.16%	0
2013	11.085656	14.102141	27.21%	0
2012	9.907754	11.085656	11.89%	0
2011	10.221850	9.907754	-3.07%	0
2010	9.527772	10.221850	7.28%	0
2009	6.723863	9.527772	41.70%	6,309
2008	12.587628	6.723863	-46.58%	8,625
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.877489	18.788538	26.29%	432
2016	14.826462	14.877489	0.34%	237
2015	14.184296	14.826462	4.53%	237
2014	13.675409	14.184296	3.72%	237
2013	10.256500	13.675409	33.33%	237
2012	8.983442	10.256500	14.17%	237
2011	9.062436	8.983442	-0.87%	228
2010	7.250986	9.062436	24.98%	432
2009	5.576745	7.250986	30.02%	932
2008	11.167549	5.576745	-50.06%	932

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.857822	22.591017	34.01%	114
2016	17.178106	16.857822	-1.86%	114
2015	16.854989	17.178106	1.92%	314
2014	16.805006	16.854989	0.30%	314
2013	13.462774	16.805006	24.83%	0
2012	11.323222	13.462774	18.90%	104
2011	12.591968	11.323222	-10.08%	104
2010	11.074178	12.591968	13.71%	1,321
2009	8.080617	11.074178	37.05%	4,304
2008	13.779357	8.080617	-41.36%	6,601
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.026153	10.447847	4.21%	0
2016	9.597963	10.026153	4.46%	0
2015	10.015262	9.597963	-4.17%	0
2014	9.932500	10.015262	0.83%	0
2013	10.143468	9.932500	-2.08%	0
2012*	10.000000	10.143468	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.309856	18.697098	14.64%	282
2016	14.902087	16.309856	9.45%	282
2015	14.708908	14.902087	1.31%	282
2014	13.551009	14.708908	8.54%	282
2013	10.487961	13.551009	29.21%	282
2012	9.152790	10.487961	14.59%	428
2011	9.335789	9.152790	-1.96%	419
2010	8.200402	9.335789	13.85%	419
2009	6.519459	8.200402	25.78%	1,118
2008	10.806734	6.519459	-39.67%	2,388
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.213384	19.268117	11.94%	4,583
2016	14.870168	17.213384	15.76%	5,367
2015	16.116702	14.870168	-7.73%	5,579
2014	14.684799	16.116702	9.75%	0
2013	10.620520	14.684799	38.27%	0
2012	9.180841	10.620520	15.68%	0
2011	9.574904	9.180841	-4.12%	0
2010	7.913023	9.574904	21.00%	0
2009	5.882427	7.913023	34.52%	0
2008	9.650339	5.882427	-39.04%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	263
2014	10.382876	10.226711	-1.50%	263
2013	10.577812	10.382876	-1.84%	496
2012*	10.000000	10.577812	5.78%	12,887
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.263761	11.048454	7.65%	0
2016	9.245685	10.263761	11.01%	0
2015	9.658000	9.245685	-4.27%	0
2014*	10.000000	9.658000	-3.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	17,185
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.889914	10.811841	-0.72%	2,589
2016	10.962826	10.889914	-0.67%	2,455
2015	11.157555	10.962826	-1.75%	2,595
2014	11.294935	11.157555	-1.22%	2,850
2013	11.546390	11.294935	-2.18%	2,933
2012	11.136275	11.546390	3.68%	2,569
2011	11.243820	11.136275	-0.96%	2,640
2010	10.902078	11.243820	3.13%	37,207
2009*	10.000000	10.902078	9.02%	38,404
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.690728	12.899634	1.65%	0
2016	12.304228	12.690728	3.14%	0
2015	12.897774	12.304228	-4.60%	0
2014	12.759838	12.897774	1.08%	0
2013	14.334904	12.759838	-10.99%	0
2012	13.443812	14.334904	6.63%	0
2011	12.277776	13.443812	9.50%	0
2010	11.582447	12.277776	6.00%	0
2009	9.981536	11.582447	16.04%	0
2008	10.949169	9.981536	-8.84%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.274732	14.686004	2.88%	0
2016	14.177082	14.274732	0.69%	0
2015	14.396330	14.177082	-1.52%	0
2014	14.081251	14.396330	2.24%	0
2013	14.647739	14.081251	-3.87%	0
2012	13.631198	14.647739	7.46%	0
2011	13.417869	13.631198	1.59%	0
2010	12.657752	13.417869	6.01%	0
2009	11.321294	12.657752	11.80%	0
2008	11.022992	11.321294	2.71%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.379677	10.668095	2.78%	0
2016	10.318944	10.379677	0.59%	0
2015	10.488961	10.318944	-1.62%	0
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	24,683
2012	9.960299	10.693354	7.36%	22,213
2011*	10.000000	9.960299	-0.40%	24,613
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.791204	12.152826	24.12%	0
2016*	10.000000	9.791204	-2.09%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.612450	13.008422	3.14%	0
2016	10.744582	12.612450	17.38%	0
2015	12.517840	10.744582	-14.17%	0
2014	13.240659	12.517840	-5.46%	0
2013	11.161494	13.240659	18.63%	0
2012	10.579456	11.161494	5.50%	0
2011	12.274972	10.579456	-13.81%	0
2010	9.632767	12.274972	27.43%	0
2009	6.216202	9.632767	54.96%	0
2008	11.176027	6.216202	-44.38%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.756409	33.400505	24.83%	2,757
2016	30.562098	26.756409	-12.45%	3,166
2015	27.713887	30.562098	10.28%	3,051
2014	21.539315	27.713887	28.67%	5,214
2013	14.595017	21.539315	47.58%	1,702
2012	11.363302	14.595017	28.44%	1,978
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	222
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	26.776370	39.655862	48.10%	189
2016	27.279411	26.776370	-1.84%	0
2015	32.348658	27.279411	-15.67%	0
2014	33.129632	32.348658	-2.36%	0
2013	30.162793	33.129632	9.84%	3,300
2012	23.699506	30.162793	27.27%	7,223
2011	32.547523	23.699506	-27.18%	0
2010	26.169971	32.547523	24.37%	0
2009	12.519976	26.169971	109.03%	0
2008	36.257411	12.519976	-65.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	27.660580	26.662163	-3.61%	0
2016	19.629132	27.660580	40.92%	0
2015	30.081680	19.629132	-34.75%	0
2014	37.925989	30.081680	-20.68%	0
2013	34.994017	37.925989	8.38%	0
2012	34.522793	34.994017	1.36%	0
2011	42.141014	34.522793	-18.08%	0
2010	33.255810	42.141014	26.72%	0
2009	21.530025	33.255810	54.46%	0
2008	40.759874	21.530025	-47.18%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.849162	19.652647	24.00%	0
2016	15.557456	15.849162	1.88%	0
2015	16.376860	15.557456	-5.00%	0
2014	15.156648	16.376860	8.05%	0
2013	11.541935	15.156648	31.32%	0
2012	10.123931	11.541935	14.01%	0
2011	11.081451	10.123931	-8.64%	0
2010	10.059857	11.081451	10.16%	0
2009	8.074774	10.059857	24.58%	0
2008	13.254857	8.074774	-39.08%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.845933	28.194502	23.41%	129
2016	21.623877	22.845933	5.65%	0
2015	22.708587	21.623877	-4.78%	0
2014	23.603514	22.708587	-3.79%	0
2013	16.023766	23.603514	47.30%	463
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	78
2009*	10.000000	13.029408	30.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.520134	31.543167	10.60%	0
2016	23.319083	28.520134	22.30%	0
2015	25.231767	23.319083	-7.58%	0
2014	23.632541	25.231767	6.77%	0
2013	17.520647	23.632541	34.88%	0
2012	15.091716	17.520647	16.09%	0
2011	16.852188	15.091716	-10.45%	0
2010	13.583898	16.852188	24.06%	0
2009	9.716363	13.583898	39.80%	0
2008	15.431399	9.716363	-37.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.330564	12.528341	1.60%	0
2016	12.052708	12.330564	2.31%	0
2015	12.609949	12.052708	-4.42%	0
2014	12.456260	12.609949	1.23%	0
2013	13.888143	12.456260	-10.31%	0
2012	13.197507	13.888143	5.23%	0
2011	12.050697	13.197507	9.52%	0
2010	11.697752	12.050697	3.02%	0
2009	10.830197	11.697752	8.01%	0
2008	11.229625	10.830197	-3.56%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.564081	18.378703	18.08%	567
2016	13.993882	15.564081	11.22%	571
2015	15.129895	13.993882	-7.51%	579
2014	13.722819	15.129895	10.25%	577
2013	10.309643	13.722819	33.11%	586
2012	9.168652	10.309643	12.44%	595
2011	9.073006	9.168652	1.05%	597
2010	8.110633	9.073006	11.87%	607
2009	7.007973	8.110633	15.73%	620
2008	10.932418	7.007973	-35.90%	439

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	11.938684	15.352104	28.59%	0
2016	12.890460	11.938684	-7.38%	0
2015	13.054577	12.890460	-1.26%	0
2014	14.097365	13.054577	-7.40%	0
2013	11.751342	14.097365	19.96%	0
2012	9.897247	11.751342	18.73%	0
2011	11.481634	9.897247	-13.80%	0
2010	10.341079	11.481634	11.03%	0
2009	7.888549	10.341079	31.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.822634	23.888581	9.47%	0
2016	18.124330	21.822634	20.41%	0
2015	18.763075	18.124330	-3.40%	489
2014	16.445131	18.763075	14.10%	0
2013	12.896685	16.445131	27.51%	0
2012	11.313268	12.896685	14.00%	0
2011	11.624313	11.313268	-2.68%	0
2010	9.946317	11.624313	16.87%	0
2009	7.810467	9.946317	27.35%	0
2008	10.535179	7.810467	-25.86%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	25.078889	26.728812	6.58%	0
2016	21.239362	25.078889	18.08%	0
2015	22.548723	21.239362	-5.81%	0
2014	20.347393	22.548723	10.82%	0
2013	15.761741	20.347393	29.09%	0
2012	14.038017	15.761741	12.28%	0
2011	14.180065	14.038017	-1.00%	0
2010	12.756885	14.180065	11.16%	0
2009	10.860052	12.756885	17.47%	5,876
2008	15.134533	10.860052	-28.24%	5,584
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	622
2010	12.014804	12.923966	7.57%	650
2009*	10.000000	12.014804	20.15%	716

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	26.841711	29.569279	10.16%	0
2016	21.783572	26.841711	23.22%	0
2015	22.758338	21.783572	-4.28%	0
2014	22.091391	22.758338	3.02%	0
2013	16.019602	22.091391	37.90%	0
2012	14.123915	16.019602	13.42%	0
2011	14.330927	14.123915	-1.44%	0
2010	11.621599	14.330927	23.31%	0
2009	9.485040	11.621599	22.53%	0
2008	14.010025	9.485040	-32.30%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	15.537073	18.507187	19.12%	571
2016	14.191804	15.537073	9.48%	571
2015	14.322868	14.191804	-0.92%	571
2014	12.885360	14.322868	11.16%	571
2013	9.958655	12.885360	29.39%	571
2012	8.780490	9.958655	13.42%	1,403
2011	8.794179	8.780490	-0.16%	1,403
2010	7.814034	8.794179	12.54%	1,751
2009	6.311420	7.814034	23.81%	1,991
2008	10.246035	6.311420	-38.40%	2,566

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.435752	14.056629	13.03%	0
2016	11.496260	12.435752	8.17%	0
2015	12.118032	11.496260	-5.13%	538
2014	10.899101	12.118032	11.18%	0
2013	8.278302	10.899101	31.66%	0
2012	7.544228	8.278302	9.73%	0
2011	7.629107	7.544228	-1.11%	0
2010	6.780149	7.629107	12.52%	0
2009	5.172489	6.780149	31.08%	201
2008	8.049148	5.172489	-35.74%	201
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.810074	18.482088	24.79%	750
2016	14.004544	14.810074	5.75%	894
2015	14.652055	14.004544	-4.42%	880
2014	13.831846	14.652055	5.93%	923
2013	11.654510	13.831846	18.68%	988
2012	10.769594	11.654510	8.22%	1,003
2011	10.080416	10.769594	6.84%	1,050
2010	8.919694	10.080416	13.01%	1,152
2009	7.426396	8.919694	20.11%	1,179
2008	10.756980	7.426396	-30.96%	1,167
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.811416	16.136700	25.96%	0
2016	13.263944	12.811416	-3.41%	0
2015	13.913256	13.263944	-4.67%	0
2014	15.656470	13.913256	-11.13%	0
2013	12.989133	15.656470	20.54%	0
2012	11.764688	12.989133	10.41%	0
2011	14.726035	11.764688	-20.11%	0
2010	14.385457	14.726035	2.37%	0
2009	11.207654	14.385457	28.35%	0
2008	18.246667	11.207654	-38.58%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.850831	20.590732	22.19%	0
2016	14.686549	16.850831	14.74%	0
2015	15.335475	14.686549	-4.23%	0
2014	15.402925	15.335475	-0.44%	0
2013	10.580383	15.402925	45.58%	0
2012	8.955274	10.580383	18.15%	0
2011	10.606325	8.955274	-15.57%	0
2010	8.252052	10.606325	28.53%	0
2009	6.680955	8.252052	23.52%	0
2008	10.924431	6.680955	-38.84%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.219732	10.360685	1.38%	0
2016	9.571477	10.219732	6.77%	0
2015	9.864698	9.571477	-2.97%	0
2014*	10.000000	9.864698	-1.35%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.036687	16.351088	1.96%	1,227
2016	15.760342	16.036687	1.75%	1,208
2015	16.121245	15.760342	-2.24%	1,203
2014	15.849060	16.121245	1.72%	1,247
2013	16.006858	15.849060	-0.99%	1,654
2012	14.887012	16.006858	7.52%	1,537
2011	14.852467	14.887012	0.23%	1,802
2010	13.967650	14.852467	6.33%	1,778
2009	11.834259	13.967650	18.03%	1,738
2008	13.025028	11.834259	-9.14%	1,649
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.469805	14.916188	10.74%	0
2016	13.054960	13.469805	3.18%	0
2015	13.363077	13.054960	-2.31%	0
2014	13.067430	13.363077	2.26%	0
2013	11.759195	13.067430	11.13%	0
2012	10.744231	11.759195	9.45%	0
2011	10.994254	10.744231	-2.27%	0
2010	9.951046	10.994254	10.48%	0
2009	8.178717	9.951046	21.67%	0
2008	11.139084	8.178717	-26.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.436467	15.337510	14.15%	0
2016	12.928691	13.436467	3.93%	0
2015	13.241089	12.928691	-2.36%	0
2014	12.909212	13.241089	2.57%	0
2013	11.360112	12.909212	13.64%	0
2012	10.241793	11.360112	10.92%	0
2011	10.569236	10.241793	-3.10%	0
2010	9.417332	10.569236	12.23%	0
2009	7.462168	9.417332	26.20%	0
2008	11.316515	7.462168	-34.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.689889	16.210024	18.41%	0
2016	13.113467	13.689889	4.40%	0
2015	13.426217	13.113467	-2.33%	0
2014	13.065088	13.426217	2.76%	0
2013	10.972802	13.065088	19.07%	0
2012	9.696068	10.972802	13.17%	0
2011	10.167697	9.696068	-4.64%	0
2010	8.944020	10.167697	13.68%	0
2009	6.945378	8.944020	28.78%	0
2008	11.445346	6.945378	-39.32%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	22.031647	26.291500	19.34%	0
2016	20.831825	22.031647	5.76%	0
2015	21.139072	20.831825	-1.45%	0
2014	19.290917	21.139072	9.58%	0
2013	15.009596	19.290917	28.52%	0
2012	13.168968	15.009596	13.98%	0
2011	13.801124	13.168968	-4.58%	0
2010	12.025206	13.801124	14.77%	0
2009	9.044809	12.025206	32.95%	1,365
2008	16.083730	9.044809	-43.76%	13,430
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.128381	9.650876	-4.71%	0
2016	7.740851	10.128381	30.84%	0
2015	9.967297	7.740851	-22.34%	0
2014	11.659380	9.967297	-14.51%	838
2013	9.583302	11.659380	21.66%	838
2012	9.337284	9.583302	2.63%	838
2011	10.050061	9.337284	-7.09%	838
2010	8.606295	10.050061	16.78%	838
2009	5.950919	8.606295	44.62%	838
2008	13.318792	5.950919	-55.32%	838
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.742662	18.509879	10.56%	1,294
2016	14.489343	16.742662	15.55%	1,327
2015	15.415357	14.489343	-6.01%	1,380
2014	14.478091	15.415357	6.47%	1,396
2013	11.540642	14.478091	25.45%	1,451
2012	10.049420	11.540642	14.84%	1,521
2011	10.166784	10.049420	-1.15%	2,009
2010	9.014061	10.166784	12.79%	2,018
2009	7.073720	9.014061	27.43%	4,283
2008	12.598676	7.073720	-43.85%	9,328

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.219586	16.095840	31.72%	0
2016	12.437548	12.219586	-1.75%	0
2015	12.031853	12.437548	3.37%	0
2014	10.951860	12.031853	9.86%	0
2013	8.111049	10.951860	35.02%	0
2012	6.928454	8.111049	17.07%	0
2011	6.918700	6.928454	0.14%	0
2010	5.709273	6.918700	21.18%	0
2009	3.997932	5.709273	42.81%	0
2008	9.078401	3.997932	-55.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.732286	18.169431	32.31%	614
2016	13.912492	13.732286	-1.30%	626
2015	13.261156	13.912492	4.91%	625
2014	12.170156	13.261156	8.96%	634
2013	9.117515	12.170156	33.48%	641
2012	8.122539	9.117515	12.25%	1,457
2011	8.276274	8.122539	-1.86%	1,457
2010	6.807388	8.276274	21.58%	1,456
2009	5.420543	6.807388	25.58%	1,919
2008	10.483018	5.420543	-48.29%	1,949
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.484218	14.149757	4.94%	54
2016	12.029646	13.484218	12.09%	52
2015	12.754213	12.029646	-5.68%	58
2014	12.876135	12.754213	-0.95%	0
2013	12.409954	12.876135	3.76%	0
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
2009	6.929489	9.763751	40.90%	0
2008	9.436010	6.929489	-26.56%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.204595	13.479358	2.08%	0
2016	12.877359	13.204595	2.54%	0
2015	13.233574	12.877359	-2.69%	0
2014	12.768902	13.233574	3.64%	0
2013	13.280458	12.768902	-3.85%	0
2012	12.812993	13.280458	3.65%	0
2011	12.194690	12.812993	5.07%	0
2010	11.556085	12.194690	5.53%	0
2009	10.194060	11.556085	13.36%	0
2008	10.762125	10.194060	-5.28%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.495250	19.513399	18.30%	0
2016	15.012522	16.495250	9.88%	0
2015	15.552198	15.012522	-3.47%	0
2014	14.943656	15.552198	4.07%	489
2013	11.206942	14.943656	33.34%	489
2012	9.966135	11.206942	12.45%	489
2011	11.389829	9.966135	-12.50%	489
2010	9.030104	11.389829	26.13%	489
2009	6.580963	9.030104	37.22%	489
2008	11.101611	6.580963	-40.72%	13,129
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.785588	15.027778	27.51%	0
2016	12.674592	11.785588	-7.01%	0
2015	12.497094	12.674592	1.42%	0
2014	13.885382	12.497094	-10.00%	0
2013	10.867417	13.885382	27.77%	0
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	10.73%	0
2009	8.265661	10.241894	23.91%	0
2008	15.025802	8.265661	-44.99%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.152093	1.52%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.016904	24.554817	16.83%	0
2016	19.587967	21.016904	7.29%	0
2015	20.617604	19.587967	-4.99%	0
2014	19.718746	20.617604	4.56%	0
2013	15.424834	19.718746	27.84%	0
2012	12.384083	15.424834	24.55%	0
2011	13.863047	12.384083	-10.67%	0
2010	11.186381	13.863047	23.93%	0
2009	7.252168	11.186381	54.25%	0
2008	15.157668	7.252168	-52.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.691182	15.790961	7.49%	4,665
2016	13.146530	14.691182	11.75%	4,665
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	1,474
2010	10.307392	11.381495	10.42%	1,540
2009	7.756633	10.307392	32.88%	1,697
2008	11.252036	7.756633	-31.06%	23,763
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.834727	18.256437	8.45%	0
2016	13.194206	16.834727	27.59%	0
2015	14.537418	13.194206	-9.24%	0
2014	14.749937	14.537418	-1.44%	0
2013	11.047400	14.749937	33.52%	0
2012	9.522395	11.047400	16.01%	0
2011	10.096001	9.522395	-5.68%	0
2010	8.034366	10.096001	25.66%	0
2009	6.347643	8.034366	26.57%	0
2008	9.670281	6.347643	-34.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.435665	11.608387	37.61%	0
2016	7.328975	8.435665	15.10%	0
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	949
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.163483	17.390522	14.69%	0
2016	14.394001	15.163483	5.35%	0
2015	15.676812	14.394001	-8.18%	0
2014	17.951205	15.676812	-12.67%	0
2013	14.859110	17.951205	20.81%	0
2012	12.785421	14.859110	16.22%	0
2011	14.567551	12.785421	-12.23%	0
2010	13.678024	14.567551	6.50%	0
2009	10.162348	13.678024	34.60%	0
2008	17.351458	10.162348	-41.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.294214	9.485779	14.37%	0
2016	7.896429	8.294214	5.04%	0
2015	8.617133	7.896429	-8.36%	0
2014*	10.000000	8.617133	-13.83%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.413667	9.403570	-0.11%	0
2016	9.331054	9.413667	0.89%	0
2015	9.949849	9.331054	-6.22%	0
2014*	10.000000	9.949849	-0.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.835625	13.346254	12.76%	0
2016	10.941201	11.835625	8.17%	0
2015	11.239387	10.941201	-2.65%	0
2014	10.922199	11.239387	2.90%	0
2013	9.343177	10.922199	16.90%	0
2012	8.178984	9.343177	14.23%	0
2011	9.912435	8.178984	-17.49%	0
2010	8.742859	9.912435	13.38%	0
2009	7.451189	8.742859	17.34%	0
2008	12.340567	7.451189	-39.62%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.331795	17.511101	22.18%	0
2016	13.458855	14.331795	6.49%	0
2015	13.744454	13.458855	-2.08%	0
2014	12.406022	13.744454	10.79%	0
2013	9.698943	12.406022	27.91%	0
2012	8.547567	9.698943	13.47%	0
2011	9.116080	8.547567	-6.24%	0
2010	7.491042	9.116080	21.69%	0
2009	5.309664	7.491042	41.08%	0
2008	9.025232	5.309664	-41.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.457172	16.207416	12.11%	0
2016	13.656808	14.457172	5.86%	0
2015	13.920613	13.656808	-1.90%	0
2014	13.311437	13.920613	4.58%	0
2013	11.880524	13.311437	12.04%	0
2012	10.701627	11.880524	11.02%	0
2011	10.848615	10.701627	-1.35%	0
2010	10.012395	10.848615	8.35%	0
2009	8.132438	10.012395	23.12%	0
2008	11.399120	8.132438	-28.66%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.867914	18.974110	12.49%	0
2016	14.025317	16.867914	20.27%	0
2015	15.017508	14.025317	-6.61%	0
2014	14.240146	15.017508	5.46%	0
2013	10.907853	14.240146	30.55%	0
2012	9.636913	10.907853	13.19%	0
2011	10.280019	9.636913	-6.26%	0
2010	8.995115	10.280019	14.28%	0
2009	6.900790	8.995115	30.35%	0
2008	11.436582	6.900790	-39.66%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.509611	18.230103	4.11%	0
2016	15.202615	17.509611	15.17%	0
2015	16.151295	15.202615	-5.87%	0
2014	16.076799	16.151295	0.46%	0
2013	15.277057	16.076799	5.23%	0
2012	13.571766	15.277057	12.56%	0
2011	13.853180	13.571766	-2.03%	0
2010	12.246019	13.853180	13.12%	0
2009	7.233359	12.246019	69.30%	0
2008	10.541394	7.233359	-31.38%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.580354	20.915820	1.63%	0
2016	16.586156	20.580354	24.08%	0
2015	18.124225	16.586156	-8.49%	0
2014	18.753232	18.124225	-3.35%	0
2013	13.988724	18.753232	34.06%	0
2012	11.944696	13.988724	17.11%	0
2011	12.776819	11.944696	-6.51%	0
2010	10.696463	12.776819	19.45%	0
2009	6.999646	10.696463	52.81%	0
2008	11.630446	6.999646	-39.82%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.620823	20.751258	11.44%	0
2016	14.989393	18.620823	24.23%	0
2015	16.410252	14.989393	-8.66%	0
2014	16.593679	16.410252	-1.11%	0
2013	12.700044	16.593679	30.66%	0
2012	11.065514	12.700044	14.77%	0
2011	12.205711	11.065514	-9.34%	0
2010	10.572795	12.205711	15.44%	0
2009	7.495850	10.572795	41.05%	0
2008	10.692671	7.495850	-29.90%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.553306	18.654728	19.94%	0
2016	13.987718	15.553306	11.19%	0
2015	14.460399	13.987718	-3.27%	0
2014	13.561901	14.460399	6.63%	0
2013	9.791090	13.561901	38.51%	0
2012	8.956469	9.791090	9.32%	0
2011	9.321516	8.956469	-3.92%	0
2010	7.311100	9.321516	27.50%	0
2009	5.518178	7.311100	32.49%	0
2008	10.669881	5.518178	-48.28%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.523077	18.518827	27.51%	0
2016	13.629961	14.523077	6.55%	0
2015	13.184249	13.629961	3.38%	0
2014	11.674439	13.184249	12.93%	0
2013	9.286846	11.674439	25.71%	0
2012	8.559675	9.286846	8.50%	0
2011	9.128516	8.559675	-6.23%	0
2010	7.985284	9.128516	14.32%	0
2009	6.113552	7.985284	30.62%	0
2008	9.913582	6.113552	-38.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.477434	18.068290	24.80%	0
2016	14.444498	14.477434	0.23%	0
2015	14.036526	14.444498	2.91%	0
2014	13.208261	14.036526	6.27%	0
2013	9.617495	13.208261	37.34%	0
2012*	10.000000	9.617495	-3.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.485328	20.523370	24.49%	0
2016	16.488277	16.485328	-0.02%	0
2015	16.061834	16.488277	2.66%	0
2014	15.151922	16.061834	6.01%	0
2013	11.059718	15.151922	37.00%	0
2012	9.952580	11.059718	11.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	18.113541	20.091212	10.92%	0
2016	16.761749	18.113541	8.06%	0
2015	18.151229	16.761749	-7.66%	0
2014	17.126513	18.151229	5.98%	0
2013	13.521080	17.126513	26.67%	0
2012	12.115752	13.521080	11.60%	0
2011	12.370328	12.115752	-2.06%	0
2010	11.521675	12.370328	7.37%	0
2009	9.163689	11.521675	25.73%	0
2008	13.385713	9.163689	-31.54%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.190687	15.441905	8.82%	0
2016	12.577172	14.190687	12.83%	0
2015	13.135168	12.577172	-4.25%	0
2014	12.292644	13.135168	6.85%	0
2013	10.020053	12.292644	22.68%	0
2012	9.082765	10.020053	10.32%	0
2011*	10.000000	9.082765	-9.17%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.888953	13.172333	10.79%	0
2016	11.888357	11.888953	0.01%	0
2015	12.313274	11.888357	-3.45%	0
2014	10.961833	12.313274	12.33%	0
2013	10.890080	10.961833	0.66%	0
2012	8.673717	10.890080	25.55%	0
2011	9.466571	8.673717	-8.38%	0
2010	8.219973	9.466571	15.17%	0
2009	6.377211	8.219973	28.90%	0
2008	11.756748	6.377211	-45.76%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	18.005185	20.438915	13.52%	0
2016	20.749880	18.005185	-13.23%	0
2015	20.524212	20.749880	1.10%	0
2014	17.500720	20.524212	17.28%	0
2013	12.706266	17.500720	37.73%	0
2012	10.724798	12.706266	18.48%	0
2011	10.527408	10.724798	1.88%	0
2010	10.202152	10.527408	3.19%	0
2009	8.153790	10.202152	25.12%	0
2008	11.656472	8.153790	-30.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	19.411489	23.400555	20.55%	0
2016	19.896412	19.411489	-2.44%	0
2015	20.789729	19.896412	-4.30%	0
2014	21.143988	20.789729	-1.68%	0
2013	18.128500	21.143988	16.63%	0
2012	16.012203	18.128500	13.22%	0
2011	17.519499	16.012203	-8.60%	0
2010	15.839285	17.519499	10.61%	0
2009	11.950729	15.839285	32.54%	0
2008	20.454744	11.950729	-41.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.367066	16.001249	19.71%	0
2016	13.561506	13.367066	-1.43%	0
2015	13.695620	13.561506	-0.98%	0
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.402024	25.967220	15.91%	0
2016	23.460493	22.402024	-4.51%	0
2015	26.119496	23.460493	-10.18%	0
2014	28.134016	26.119496	-7.16%	0
2013	22.942148	28.134016	22.63%	0
2012	19.644363	22.942148	16.79%	0
2011	21.601112	19.644363	-9.06%	0
2010	20.282095	21.601112	6.50%	0
2009*	10.000000	20.282095	22.55%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.187426	25.288215	4.55%	0
2016	21.241296	24.187426	13.87%	0
2015	23.182900	21.241296	-8.38%	0
2014	23.213835	23.182900	-0.13%	0
2013	21.436757	23.213835	8.29%	0
2012	18.438156	21.436757	16.26%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.521275	26.765173	24.37%	0
2016	20.693732	21.521275	4.00%	0
2015	22.411538	20.693732	-7.66%	0
2014	21.200552	22.411538	5.71%	0
2013	16.648732	21.200552	27.34%	0
2012	14.960619	16.648732	11.28%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.796697	18.851661	27.40%	402
2016	14.810158	14.796697	-0.09%	402
2015	13.500757	14.810158	9.70%	1,945
2014	12.700809	13.500757	6.30%	1,896
2013	9.901662	12.700809	28.27%	1,896
2012	8.157818	9.901662	21.38%	1,896
2011	8.944913	8.157818	-8.80%	2,066
2010	8.571948	8.944913	4.35%	2,066
2009	5.990355	8.571948	43.10%	2,707
2008	10.976647	5.990355	-45.43%	2,683
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.835961	11.129105	42.03%	0
2016	7.022662	7.835961	11.58%	0
2015	6.847852	7.022662	2.55%	0
2014	6.390247	6.847852	7.16%	0
2013	4.816125	6.390247	32.68%	0
2012	4.124776	4.816125	16.76%	0
2011	4.607728	4.124776	-10.48%	0
2010	3.779583	4.607728	21.91%	0
2009	2.458113	3.779583	53.76%	63
2008	4.477053	2.458113	-45.10%	63
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.247410	11.854909	28.20%	0
2016	10.114056	9.247410	-8.57%	0
2015	11.316986	10.114056	-10.63%	0
2014	13.137952	11.316986	-13.86%	1,199
2013	11.730689	13.137952	12.00%	1,199
2012	10.576619	11.730689	10.91%	1,199
2011	15.950368	10.576619	-33.69%	0
2010	13.018580	15.950368	22.52%	0
2009	7.418345	13.018580	75.49%	61
2008	15.846836	7.418345	-53.19%	61

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	25.397087	28.316785	11.50%	0
2016	22.593700	25.397087	12.41%	0
2015	23.683712	22.593700	-4.60%	0
2014	20.995219	23.683712	12.81%	0
2013	16.192958	20.995219	29.66%	0
2012	13.727029	16.192958	17.96%	0
2011	13.710318	13.727029	0.12%	0
2010	11.332034	13.710318	20.99%	0
2009	9.126722	11.332034	24.16%	0
2008	13.943736	9.126722	-34.55%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.725007	10.930546	25.28%	0
2016	7.370845	8.725007	18.37%	0
2015	9.408359	7.370845	-21.66%	0
2014*	10.000000	9.408359	-5.92%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.434524	24.062521	23.81%	0
2016	18.226336	19.434524	6.63%	0
2015	19.006175	18.226336	-4.10%	0
2014	20.965440	19.006175	-9.35%	0
2013	15.148880	20.965440	38.40%	0
2012	12.786620	15.148880	18.47%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.973014	25.270867	15.01%	0
2016	19.705535	21.973014	11.51%	0
2015	20.297285	19.705535	-2.92%	0
2014	18.794057	20.297285	8.00%	0
2013	14.143046	18.794057	32.89%	0
2012	12.454305	14.143046	13.56%	0
2011	12.767506	12.454305	-2.45%	0
2010	11.714012	12.767506	8.99%	0
2009	9.761492	11.714012	20.00%	0
2008	14.810316	9.761492	-34.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.381252	19.117508	24.29%	0
2016	15.113680	15.381252	1.77%	0
2015	14.505331	15.113680	4.19%	0
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.340625	12.849570	4.12%	0
2016	11.866593	12.340625	3.99%	0
2015	12.188134	11.866593	-2.64%	0
2014	11.531076	12.188134	5.70%	0
2013	11.803837	11.531076	-2.31%	0
2012	11.006286	11.803837	7.25%	0
2011	10.629933	11.006286	3.54%	0
2010	10.123518	10.629933	5.00%	0
2009	9.421398	10.123518	7.45%	0
2008	10.706250	9.421398	-12.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	31.224381	33.573098	7.52%	0
2016	28.818119	31.224381	8.35%	0
2015	29.738111	28.818119	-3.09%	0
2014	29.481963	29.738111	0.87%	0
2013	32.968477	29.481963	-10.58%	323
2012	28.520232	32.968477	15.60%	323
2011	27.188555	28.520232	4.90%	331
2010	25.279702	27.188555	7.55%	331
2009	19.810676	25.279702	27.61%	793
2008	23.775951	19.810676	-16.68%	850
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.454548	16.448340	13.79%	0
2016	13.969665	14.454548	3.47%	0
2015	15.228746	13.969665	-8.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.241045	25.818713	6.51%	2,710
2016	20.536878	24.241045	18.04%	2,714
2015	21.892057	20.536878	-6.19%	3,189
2014	19.748112	21.892057	10.86%	2,790
2013	15.277553	19.748112	29.26%	3,393
2012	13.596465	15.277553	12.36%	4,105
2011	13.784241	13.596465	-1.36%	4,238
2010	12.396292	13.784241	11.20%	4,499
2009*	10.000000	12.396292	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.592513	16.560184	13.48%	4,546
2016	13.660106	14.592513	6.83%	4,546
2015	13.803048	13.660106	-1.04%	0
2014	13.415262	13.803048	2.89%	0
2013	11.103511	13.415262	20.82%	0
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	2,253
2010	9.017389	9.899139	9.78%	2,328
2009	7.455703	9.017389	20.95%	2,506
2008	10.833923	7.455703	-31.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.895891	11.021538	1.15%	0
2016	10.830583	10.895891	0.60%	0
2015	11.077207	10.830583	-2.23%	0
2014	10.767219	11.077207	2.88%	0
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	485
2010	10.186610	10.580908	3.87%	485
2009	9.268369	10.186610	9.91%	485
2008	10.493465	9.268369	-11.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.967326	19.211474	28.36%	0
2016	15.243379	14.967326	-1.81%	0
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.564017	19.493829	25.25%	0
2016	14.560960	15.564017	6.89%	0
2015	13.960842	14.560960	4.30%	0
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
2009	6.130054	8.337279	36.01%	0
2008	11.213159	6.130054	-45.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.768617	16.452943	19.50%	0
2016	12.646627	13.768617	8.87%	0
2015	12.766017	12.646627	-0.94%	0
2014	11.817868	12.766017	8.02%	0
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	665
2010	7.586684	8.251065	8.76%	665
2009	5.923551	7.586684	28.08%	665
2008	9.759595	5.923551	-39.31%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.522533	16.794352	15.64%	193
2016	12.569721	14.522533	15.54%	193
2015	13.688536	12.569721	-8.17%	193
2014	12.794837	13.688536	6.98%	193
2013	9.625333	12.794837	32.93%	193
2012	8.291269	9.625333	16.09%	193
2011	8.661552	8.291269	-4.28%	193
2010	7.634110	8.661552	13.46%	193
2009	6.059868	7.634110	25.98%	193
2008	9.814190	6.059868	-38.25%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.043551	11.657783	16.07%	0
2016*	10.000000	10.043551	0.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.355364	19.204820	4.63%	0
2016	16.406334	18.355364	11.88%	0
2015	17.189390	16.406334	-4.56%	0
2014	17.103980	17.189390	0.50%	0
2013	16.300216	17.103980	4.93%	0
2012	14.520025	16.300216	12.26%	0
2011	14.270818	14.520025	1.75%	0
2010	12.869095	14.270818	10.89%	0
2009	8.994281	12.869095	43.08%	0
2008	12.745336	8.994281	-29.43%	434

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.697209	16.760625	22.37%	0
2016	12.302533	13.697209	11.34%	0
2015	12.690631	12.302533	-3.06%	0
2014	12.147937	12.690631	4.47%	0
2013	8.618906	12.147937	40.95%	0
2012	7.520993	8.618906	14.60%	0
2011	8.683086	7.520993	-13.38%	165
2010	7.664030	8.683086	13.30%	165
2009	5.112703	7.664030	49.90%	154
2008*	10.000000	5.112703	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.958843	13.399653	22.27%	0
2016*	10.000000	10.958843	9.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.330256	17.821930	16.25%	0
2016	14.205771	15.330256	7.92%	0
2015	14.542793	14.205771	-2.32%	0
2014	13.417002	14.542793	8.39%	0
2013	9.865976	13.417002	35.99%	0
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.203261	13.401242	9.82%	0
2016	11.734820	12.203261	3.99%	0
2015	12.102530	11.734820	-3.04%	0
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	0
2015	12.230698	11.858311	-3.04%	0
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	2,662
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.035550	12.314130	2.31%	0
2016	11.657270	12.035550	3.25%	0
2015	11.981478	11.657270	-2.71%	0
2014	11.637677	11.981478	2.95%	0
2013	12.106622	11.637677	-3.87%	0
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	4.92%	0
2009	9.812152	10.460628	6.61%	0
2008*	10.000000	9.812152	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.968341	11.516841	15.53%	0
2016	9.131374	9.968341	9.17%	0
2015*	10.000000	9.131374	-8.69%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.944872	11.094703	11.56%	0
2016	9.329163	9.944872	6.60%	0
2015*	10.000000	9.329163	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.687827	23.143194	38.68%	0
2016	15.807564	16.687827	5.57%	0
2015	19.201922	15.807564	-17.68%	0
2014	20.735741	19.201922	-7.40%	816
2013	21.002350	20.735741	-1.27%	0
2012	18.283885	21.002350	14.87%	0
2011	24.034266	18.283885	-23.93%	0
2010	21.109627	24.034266	13.85%	0
2009	13.189501	21.109627	60.05%	0
2008	31.866128	13.189501	-58.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.383553	14.390488	0.05%	1,108
2016	14.568228	14.383553	-1.27%	1,076
2015	14.881744	14.568228	-2.11%	1,058
2014	14.521928	14.881744	2.48%	1,102
2013	15.444688	14.521928	-5.97%	1,094
2012	15.293190	15.444688	0.99%	948
2011	14.548864	15.293190	5.12%	922
2010	14.168257	14.548864	2.69%	964
2009	14.078879	14.168257	0.63%	947
2008	13.336618	14.078879	5.57%	16,446
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.359836	9.211811	-1.58%	0
2016	9.549594	9.359836	-1.99%	936
2015	9.744479	9.549594	-2.00%	1,009
2014	9.943344	9.744479	-2.00%	1,084
2013	10.146268	9.943344	-2.00%	1,160
2012	10.353903	10.146268	-2.01%	1,237
2011	10.564607	10.353903	-1.99%	1,426
2010	10.780194	10.564607	-2.00%	1,505
2009	10.995583	10.780194	-1.96%	2,974
2008	10.994195	10.995583	0.01%	4,053
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.666831	14.573294	24.91%	0
2016	11.801716	11.666831	-1.14%	0
2015	12.422387	11.801716	-5.00%	0
2014	12.733029	12.422387	-2.44%	0
2013	11.026472	12.733029	15.48%	0
2012	9.732887	11.026472	13.29%	0
2011	11.005924	9.732887	-11.57%	0
2010	9.912831	11.005924	11.03%	0
2009	7.797533	9.912831	27.13%	0
2008	14.750612	7.797533	-47.14%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.809699	10.745624	21.97%	0
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.385278	21.339427	16.07%	0
2016	17.136930	18.385278	7.28%	0
2015	17.662989	17.136930	-2.98%	0
2014	17.167600	17.662989	2.89%	0
2013	13.766733	17.167600	24.70%	0
2012	12.120737	13.766733	13.58%	0
2011	12.873740	12.120737	-5.85%	0
2010	11.459829	12.873740	12.34%	0
2009	9.192762	11.459829	24.66%	0
2008	14.853098	9.192762	-38.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.546474	19.743144	12.52%	1,287
2016	16.617463	17.546474	5.59%	1,355
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.981680	13.445767	3.57%	0
2016	12.704212	12.981680	2.18%	0
2015	12.929262	12.704212	-1.74%	0
2014	12.699091	12.929262	1.81%	0
2013	12.360994	12.699091	2.74%	0
2012	11.993165	12.360994	3.07%	0
2011	11.888897	11.993165	0.88%	0
2010	11.456393	11.888897	3.78%	134
2009	10.716625	11.456393	6.90%	134
2008	11.636185	10.716625	-7.90%	143
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.225150	17.957156	10.67%	1,709
2016	15.451636	16.225150	5.01%	1,709
2015	15.819940	15.451636	-2.33%	3,246
2014	15.347604	15.819940	3.08%	3,329
2013	13.428010	15.347604	14.30%	3,411
2012	12.365707	13.428010	8.59%	3,486
2011	12.622630	12.365707	-2.04%	1,709
2010	11.612729	12.622630	8.70%	1,709
2009	9.946414	11.612729	16.75%	2,793
2008	13.214889	9.946414	-24.73%	1,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.611420	20.139018	14.35%	0
2016	16.564865	17.611420	6.32%	0
2015	17.027219	16.564865	-2.72%	0
2014	16.554128	17.027219	2.86%	0
2013	13.803057	16.554128	19.93%	0
2012	12.381649	13.803057	11.48%	0
2011	12.908341	12.381649	-4.08%	0
2010	11.673406	12.908341	10.58%	0
2009	9.575844	11.673406	21.90%	0
2008	14.242409	9.575844	-32.77%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.841706	15.885558	7.03%	0
2016	14.326702	14.841706	3.59%	0
2015	14.623565	14.326702	-2.03%	5,925
2014	14.246780	14.623565	2.64%	5,925
2013	13.156709	14.246780	8.29%	5,925
2012	12.426760	13.156709	5.87%	5,925
2011	12.423540	12.426760	0.03%	6,310
2010	11.682071	12.423540	6.35%	8,314
2009	10.405305	11.682071	12.27%	8,401
2008	12.497972	10.405305	-16.74%	8,483
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.876902	28.544559	24.77%	2,493
2016	22.524297	22.876902	1.57%	2,493
2015	21.870124	22.524297	2.99%	2,723
2014	20.511466	21.870124	6.62%	2,705
2013	15.310433	20.511466	33.97%	2,705
2012	13.163853	15.310433	16.31%	3,194
2011	13.738825	13.163853	-4.19%	3,194
2010	12.885161	13.738825	6.63%	3,680
2009*	10.000000	12.885161	28.85%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.527999	39.179082	13.47%	879
2016	29.288173	34.527999	17.89%	913
2015	30.663002	29.288173	-4.48%	948
2014	28.595030	30.663002	7.23%	978
2013	21.930639	28.595030	30.39%	1,010
2012	19.050505	21.930639	15.12%	1,080
2011	19.946031	19.050505	-4.49%	1,175
2010	16.127113	19.946031	23.68%	1,414
2009	12.033319	16.127113	34.02%	2,628
2008	19.326473	12.033319	-37.74%	2,240

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.169563	16.850418	4.21%	46
2016	15.185556	16.169563	6.48%	43
2015	15.956692	15.185556	-4.83%	45
2014	15.673625	15.956692	1.81%	46
2013	16.175385	15.673625	-3.10%	49
2012	14.704943	16.175385	10.00%	41
2011	14.215605	14.704943	3.44%	239
2010	13.116880	14.215605	8.38%	214
2009	10.760945	13.116880	21.89%	179
2008	13.276244	10.760945	-18.95%	219
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.327519	20.126193	23.27%	39
2016	17.020979	16.327519	-4.07%	43
2015	17.454167	17.020979	-2.48%	41
2014	17.991813	17.454167	-2.99%	42
2013	15.127276	17.991813	18.94%	0
2012	13.316946	15.127276	13.59%	0
2011	14.985199	13.316946	-11.13%	0
2010	13.396797	14.985199	11.86%	0
2009*	10.000000	13.396797	33.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.613398	10.376907	20.47%	237
2016	8.352262	8.613398	3.13%	237
2015	8.982632	8.352262	-7.02%	237
2014*	10.000000	8.982632	-10.17%	237
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.230437	18.159260	27.61%	0
2016	14.208899	14.230437	0.15%	0
2015	14.017466	14.208899	1.37%	1,554
2014	12.951886	14.017466	8.23%	1,562
2013	9.808505	12.951886	32.05%	1,564
2012	8.602247	9.808505	14.02%	1,566
2011	9.040153	8.602247	-4.84%	2,096
2010	7.985874	9.040153	13.20%	2,047
2009	6.279093	7.985874	27.18%	247
2008*	10.000000	6.279093	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.197726	19.305081	12.25%	0
2016	15.081806	17.197726	14.03%	0
2015	15.890381	15.081806	-5.09%	576
2014	14.671502	15.890381	8.31%	629
2013	11.053527	14.671502	32.73%	629
2012	9.574406	11.053527	15.45%	629
2011	10.374280	9.574406	-7.71%	750
2010*	10.000000	10.374280	3.74%	750

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.100960	15.804534	12.08%	0
2016	12.398508	14.100960	13.73%	0
2015	13.101821	12.398508	-5.37%	0
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	0
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.364967	17.983649	25.19%	225
2016	13.767198	14.364967	4.34%	231
2015	14.074245	13.767198	-2.18%	498
2014	13.804503	14.074245	1.95%	1,097
2013	10.137866	13.804503	36.17%	1,100
2012	9.003383	10.137866	12.60%	1,108
2011	9.592494	9.003383	-6.14%	1,353
2010	7.718150	9.592494	24.28%	2,087
2009	6.195364	7.718150	24.58%	2,726
2008*	10.000000	6.195364	-38.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	547
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	2,746
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	20.850099	25.527720	22.43%	0
2016	19.643091	20.850099	6.14%	0
2015	19.893584	19.643091	-1.26%	0
2014	19.744484	19.893584	0.76%	0
2013	13.962945	19.744484	41.41%	0
2012	12.560694	13.962945	11.16%	0
2011	12.900163	12.560694	-2.63%	108
2010	10.492921	12.900163	22.94%	108
2009	8.400263	10.492921	24.91%	100
2008	15.998659	8.400263	-47.49%	80

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	39.277276	41.982804	6.89%	464
2016	31.823721	39.277276	23.42%	477
2015	34.554341	31.823721	-7.90%	504
2014	32.946018	34.554341	4.88%	519
2013	23.944287	32.946018	37.59%	531
2012	20.286380	23.944287	18.03%	592
2011	21.805256	20.286380	-6.97%	863
2010	17.574266	21.805256	24.07%	1,043
2009	14.208250	17.574266	23.69%	1,838
2008	21.369593	14.208250	-33.51%	2,560
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	35.389384	39.361640	11.22%	242
2016	29.397382	35.389384	20.38%	256
2015	30.496075	29.397382	-3.60%	274
2014	30.866912	30.496075	-1.20%	293
2013	22.352655	30.866912	38.09%	292
2012	19.748357	22.352655	13.19%	333
2011	21.336733	19.748357	-7.44%	342
2010	17.372989	21.336733	22.82%	348
2009	13.160573	17.372989	32.01%	1,147
2008	21.727093	13.160573	-39.43%	1,181
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.591794	17.235887	18.12%	0
2016	13.366414	14.591794	9.17%	0
2015	13.512812	13.366414	-1.08%	0
2014	12.294997	13.512812	9.90%	0
2013	9.569504	12.294997	28.48%	0
2012	8.549926	9.569504	11.92%	0
2011	8.678156	8.549926	-1.48%	0
2010	7.805339	8.678156	11.18%	329
2009	6.316291	7.805339	23.57%	342
2008	11.028328	6.316291	-42.73%	342
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.432134	14.019586	4.37%	1,629
2016	12.767197	13.432134	5.21%	1,629
2015	13.765245	12.767197	-7.25%	2,101
2014	10.898073	13.765245	26.31%	1,629
2013	10.791865	10.898073	0.98%	1,629
2012	9.511101	10.791865	13.47%	1,629
2011	9.112388	9.511101	4.38%	1,980
2010	7.142400	9.112388	27.58%	2,525
2009	5.570597	7.142400	28.22%	2,559
2008*	10.000000	5.570597	-44.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.153951	15.838845	11.90%	0
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.325336	16.026557	20.27%	0
2016	13.446598	13.325336	-0.90%	0
2015	14.278380	13.446598	-5.83%	0
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.768980	11.925894	22.08%	0
2016	9.569546	9.768980	2.08%	0
2015*	10.000000	9.569546	-4.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.514745	9.408072	-1.12%	0
2016	9.591448	9.514745	-0.80%	0
2015	9.769242	9.591448	-1.82%	0
2014	9.908186	9.769242	-1.40%	0
2013	10.048421	9.908186	-1.40%	0
2012	9.802585	10.048421	2.51%	0
2011	9.973279	9.802585	-1.71%	0
2010	9.665959	9.973279	3.18%	0
2009	8.703295	9.665959	11.06%	0
2008	10.258557	8.703295	-15.16%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.132134	23.366969	16.07%	0
2016	18.697840	20.132134	7.67%	0
2015	19.168302	18.697840	-2.45%	0
2014	17.719822	19.168302	8.17%	0
2013	13.140127	17.719822	34.85%	0
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	15.396739	19.138898	24.30%	0
2016	16.063892	15.396739	-4.15%	0
2015	15.830773	16.063892	1.47%	0
2014	13.997050	15.830773	13.10%	0
2013	11.008651	13.997050	27.15%	0
2012	9.843953	11.008651	11.83%	0
2011	10.161202	9.843953	-3.12%	0
2010	9.476066	10.161202	7.23%	0
2009	6.690781	9.476066	41.63%	3,895
2008	12.532099	6.690781	-46.61%	3,895
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.744026	18.610525	26.22%	0
2016	14.700930	14.744026	0.29%	0
2015	14.071373	14.700930	4.47%	0
2014	13.573469	14.071373	3.67%	0
2013	10.185228	13.573469	33.27%	0
2012	8.925583	10.185228	14.11%	0
2011	9.008648	8.925583	-0.92%	0
2010	7.211620	9.008648	24.92%	0
2009	5.549298	7.211620	29.96%	0
2008	11.118283	5.549298	-50.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.715158	22.388465	33.94%	6,192
2016	17.041401	16.715158	-1.91%	6,192
2015	16.729388	17.041401	1.87%	6,705
2014	16.688294	16.729388	0.25%	6,192
2013	13.376098	16.688294	24.76%	6,192
2012	11.256068	13.376098	18.83%	7,032
2011	12.523657	11.256068	-10.12%	7,049
2010	11.019713	12.523657	13.65%	7,049
2009	8.044972	11.019713	36.98%	7,049
2008	13.725592	8.044972	-41.39%	7,049
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.004805	10.420312	4.15%	0
2016	9.582391	10.004805	4.41%	0
2015	10.004117	9.582391	-4.22%	0
2014	9.926512	10.004117	0.78%	0
2013	10.142534	9.926512	-2.13%	0
2012*	10.000000	10.142534	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.163665	18.520092	14.58%	1,022
2016	14.776033	16.163665	9.39%	1,023
2015	14.591918	14.776033	1.26%	1,027
2014	13.450085	14.591918	8.49%	1,031
2013	10.415152	13.450085	29.14%	1,035
2012	9.093891	10.415152	14.53%	1,040
2011	9.280428	9.093891	-2.01%	1,192
2010	8.155925	9.280428	13.79%	1,191
2009	6.487392	8.155925	25.72%	1,348
2008	10.759075	6.487392	-39.70%	1,176
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.119914	19.153745	11.88%	0
2016	14.796953	17.119914	15.70%	0
2015	16.045542	14.796953	-7.78%	0
2014	14.627419	16.045542	9.69%	0
2013	10.584408	14.627419	38.20%	0
2012	9.154303	10.584408	15.62%	0
2011	9.552086	9.154303	-4.16%	0
2010	7.898185	9.552086	20.94%	0
2009	5.874407	7.898185	34.45%	0
2008	9.642124	5.874407	-39.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.249807	11.027824	7.59%	0
2016	9.237809	10.249807	10.95%	0
2015	9.654692	9.237809	-4.32%	0
2014*	10.000000	9.654692	-3.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.847411	10.764172	-0.77%	0
2016	10.925600	10.847411	-0.72%	0
2015	11.125344	10.925600	-1.80%	0
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.622417	12.823662	1.59%	0
2016	12.244226	12.622417	3.09%	0
2015	12.841428	12.244226	-4.65%	0
2014	12.710568	12.841428	1.03%	0
2013	14.286838	12.710568	-11.03%	0
2012	13.405580	14.286838	6.57%	0
2011	12.249084	13.405580	9.44%	0
2010	11.561275	12.249084	5.95%	0
2009	9.968374	11.561275	15.98%	0
2008	10.940312	9.968374	-8.88%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.197877	14.599504	2.83%	0
2016	14.107928	14.197877	0.64%	0
2015	14.333426	14.107928	-1.57%	0
2014	14.026857	14.333426	2.19%	0
2013	14.598611	14.026857	-3.92%	0
2012	13.592437	14.598611	7.40%	0
2011	13.386511	13.592437	1.54%	0
2010	12.634615	13.386511	5.95%	0
2009	11.306363	12.634615	11.75%	0
2008	11.014073	11.306363	2.65%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.349729	10.631909	2.73%	0
2016	10.294407	10.349729	0.54%	0
2015	10.469358	10.294407	-1.67%	0
2014	10.255615	10.469358	2.08%	0
2013	10.684266	10.255615	-4.01%	0
2012	9.956927	10.684266	7.30%	0
2011*	10.000000	9.956927	-0.43%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.787905	12.142553	24.06%	0
2016*	10.000000	9.787905	-2.12%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.544690	12.931949	3.09%	0
2016	10.692281	12.544690	17.32%	0
2015	12.463274	10.692281	-14.21%	0
2014	13.189672	12.463274	-5.51%	0
2013	11.124184	13.189672	18.57%	0
2012	10.549478	11.124184	5.45%	0
2011	12.246420	10.549478	-13.86%	0
2010	9.615263	12.246420	27.36%	0
2009	6.208072	9.615263	54.88%	0
2008	11.167119	6.208072	-44.41%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.665728	33.270396	24.77%	379
2016	30.474032	26.665728	-12.50%	379
2015	27.648118	30.474032	10.22%	671
2014	21.499141	27.648118	28.60%	379
2013	14.575218	21.499141	47.50%	379
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	26.536210	39.280243	48.03%	0
2016	27.048491	26.536210	-1.89%	0
2015	32.091212	27.048491	-15.71%	0
2014	32.882748	32.091212	-2.41%	0
2013	29.953287	32.882748	9.78%	0
2012	23.546922	29.953287	27.21%	0
2011	32.354465	23.546922	-27.22%	0
2010	26.027990	32.354465	24.31%	0
2009	12.458397	26.027990	108.92%	0
2008	36.097562	12.458397	-65.49%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	27.412482	26.409579	-3.66%	0
2016	19.462968	27.412482	40.84%	0
2015	29.842302	19.462968	-34.78%	0
2014	37.643431	29.842302	-20.72%	0
2013	34.751027	37.643431	8.32%	0
2012	34.300605	34.751027	1.31%	0
2011	41.891129	34.300605	-18.12%	0
2010	33.075452	41.891129	26.65%	0
2009	21.424185	33.075452	54.38%	0
2008	40.580264	21.424185	-47.21%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.715027	19.476410	23.93%	0
2016	15.433628	15.715027	1.82%	0
2015	16.254807	15.433628	-5.05%	0
2014	15.051370	16.254807	8.00%	0
2013	11.467610	15.051370	31.25%	0
2012	10.063878	11.467610	13.95%	0
2011	11.021331	10.063878	-8.69%	0
2010	10.010378	11.021331	10.10%	0
2009	8.039158	10.010378	24.52%	0
2008	13.203137	8.039158	-39.11%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.756738	28.070147	23.35%	0
2016	21.550422	22.756738	5.60%	0
2015	22.643000	21.550422	-4.83%	270
2014	23.547371	22.643000	-3.84%	0
2013	15.993807	23.547371	47.23%	0
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0
2009*	10.000000	13.024972	30.25%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.307521	31.292088	10.54%	0
2016	23.157026	28.307521	22.24%	0
2015	25.069211	23.157026	-7.63%	0
2014	23.492271	25.069211	6.71%	0
2013	17.425527	23.492271	34.82%	0
2012	15.017460	17.425527	16.04%	0
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	24.00%	0
2009	9.683355	13.530846	39.73%	0
2008	15.386854	9.683355	-37.07%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.244819	12.434893	1.55%	0
2016	11.975000	12.244819	2.25%	0
2015	12.535054	11.975000	-4.47%	0
2014	12.388608	12.535054	1.18%	0
2013	13.819776	12.388608	-10.36%	0
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	2.96%	0
2009	10.798896	11.657993	7.96%	0
2008	11.202885	10.798896	-3.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.424557	18.204690	18.02%	3,466
2016	13.875483	15.424557	11.16%	3,466
2015	15.009538	13.875483	-7.56%	3,466
2014	13.620602	15.009538	10.20%	3,410
2013	10.238063	13.620602	33.04%	3,167
2012	9.109655	10.238063	12.39%	2,883
2011	9.019218	9.109655	1.00%	2,550
2010	8.066661	9.019218	11.81%	2,195
2009	6.973518	8.066661	15.68%	3,596
2008	10.884237	6.973518	-35.93%	3,596

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	11.831566	15.206633	28.53%	0
2016	12.781297	11.831566	-7.43%	0
2015	12.950631	12.781297	-1.31%	0
2014	13.992254	12.950631	-7.44%	0
2013	11.669681	13.992254	19.90%	0
2012	9.833497	11.669681	18.67%	0
2011	11.413493	9.833497	-13.84%	0
2010	10.284942	11.413493	10.97%	0
2009	7.849732	10.284942	31.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.704260	23.746923	9.41%	0
2016	18.035184	21.704260	20.34%	0
2015	18.680321	18.035184	-3.45%	0
2014	16.380956	18.680321	14.04%	0
2013	12.852911	16.380956	27.45%	0
2012	11.280625	12.852911	13.94%	0
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
2009	7.799843	9.927730	27.28%	0
2008	10.526222	7.799843	-25.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	24.853847	26.475489	6.52%	0
2016	21.059478	24.853847	18.02%	0
2015	22.369168	21.059478	-5.85%	0
2014	20.195665	22.369168	10.76%	0
2013	15.652198	20.195665	29.03%	0
2012	13.947581	15.652198	12.22%	0
2011	14.095894	13.947581	-1.05%	0
2010	12.687633	14.095894	11.10%	0
2009	10.806616	12.687633	17.41%	2,520
2008	15.067761	10.806616	-28.28%	2,520
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.155818	1.56%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	26.641624	29.333933	10.11%	0
2016	21.632184	26.641624	23.16%	0
2015	22.611732	21.632184	-4.33%	0
2014	21.960288	22.611732	2.97%	0
2013	15.932648	21.960288	37.83%	0
2012	14.054432	15.932648	13.36%	0
2011	14.267701	14.054432	-1.49%	0
2010	11.576230	14.267701	23.25%	0
2009	9.452842	11.576230	22.46%	0
2008	13.969607	9.452842	-32.33%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	15.397678	18.331825	19.06%	0
2016	14.071634	15.397678	9.42%	0
2015	14.208836	14.071634	-0.97%	0
2014	12.789300	14.208836	11.10%	0
2013	9.889451	12.789300	29.32%	0
2012	8.723932	9.889451	13.36%	0
2011	8.741981	8.723932	-0.21%	0
2010	7.771615	8.741981	12.49%	0
2009	6.280369	7.771615	23.74%	0
2008	10.200843	6.280369	-38.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.324131	13.923371	12.98%	0
2016	11.398878	12.324131	8.12%	0
2015	12.021520	11.398878	-5.18%	0
2014	10.817816	12.021520	11.13%	0
2013	8.220749	10.817816	31.59%	0
2012	7.495619	8.220749	9.67%	0
2011	7.583811	7.495619	-1.16%	12
2010	6.743326	7.583811	12.46%	12
2009	5.147022	6.743326	31.01%	12
2008	8.013618	5.147022	-35.77%	12
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.677255	18.307039	24.73%	0
2016	13.886005	14.677255	5.70%	0
2015	14.535446	13.886005	-4.47%	0
2014	13.728770	14.535446	5.88%	0
2013	11.573562	13.728770	18.62%	0
2012	10.700261	11.573562	8.16%	0
2011	10.020623	10.700261	6.78%	10
2010	8.871305	10.020623	12.96%	10
2009	7.389870	8.871305	20.05%	10
2008	10.709550	7.389870	-31.00%	10
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.712900	16.004473	25.89%	0
2016	13.168663	12.712900	-3.46%	0
2015	13.820368	13.168663	-4.72%	0
2014	15.559895	13.820368	-11.18%	0
2013	12.915594	15.559895	20.47%	0
2012	11.704080	12.915594	10.35%	0
2011	14.657638	11.704080	-20.15%	0
2010	14.325953	14.657638	2.32%	0
2009	11.166994	14.325953	28.29%	0
2008	18.189777	11.166994	-38.61%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.721268	20.422030	22.13%	0
2016	14.581048	16.721268	14.68%	0
2015	15.233083	14.581048	-4.28%	0
2014	15.307896	15.233083	-0.49%	0
2013	10.520463	15.307896	45.51%	0
2012	8.909118	10.520463	18.09%	0
2011	10.557039	8.909118	-15.61%	0
2010	8.217900	10.557039	28.46%	0
2009	6.656702	8.217900	23.45%	0
2008	10.890347	6.656702	-38.88%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.205840	10.341338	1.33%	0
2016	9.563324	10.205840	6.72%	0
2015	9.861315	9.563324	-3.02%	0
2014*	10.000000	9.861315	-1.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.892799	16.196142	1.91%	0
2016	15.626887	15.892799	1.70%	0
2015	15.992891	15.626887	-2.29%	0
2014	15.730915	15.992891	1.67%	0
2013	15.895644	15.730915	-1.04%	0
2012	14.791148	15.895644	7.47%	0
2011	14.764346	14.791148	0.18%	0
2010	13.891864	14.764346	6.28%	28
2009	11.776049	13.891864	17.97%	24
2008	12.967573	11.776049	-9.19%	35
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.396704	14.827690	10.68%	0
2016	12.990716	13.396704	3.13%	0
2015	13.304107	12.990716	-2.36%	0
2014	13.016409	13.304107	2.21%	0
2013	11.719259	13.016409	11.07%	0
2012	10.713219	11.719259	9.39%	0
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
2009	8.167582	9.932439	21.61%	0
2008	11.129603	8.167582	-26.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.363528	15.246502	14.09%	0
2016	12.865054	13.363528	3.87%	0
2015	13.182640	12.865054	-2.41%	0
2014	12.858787	13.182640	2.52%	0
2013	11.321514	12.858787	13.58%	0
2012	10.212216	11.321514	10.86%	0
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	0
2009	7.452019	9.399722	26.14%	0
2008	11.306894	7.452019	-34.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.615561	16.113823	18.35%	0
2016	13.048919	13.615561	4.34%	0
2015	13.366958	13.048919	-2.38%	0
2014	13.014059	13.366958	2.71%	0
2013	10.935522	13.014059	19.01%	0
2012	9.668070	10.935522	13.11%	0
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
2009	6.935916	8.927284	28.71%	0
2008	11.435608	6.935916	-39.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	21.833954	26.042336	19.27%	0
2016	20.655402	21.833954	5.71%	0
2015	20.970743	20.655402	-1.50%	0
2014	19.147081	20.970743	9.52%	0
2013	14.905277	19.147081	28.46%	0
2012	13.084129	14.905277	13.92%	0
2011	13.719206	13.084129	-4.63%	0
2010	11.959912	13.719206	14.71%	0
2009	9.000287	11.959912	32.88%	9
2008	16.012763	9.000287	-43.79%	9
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.073309	9.593516	-4.76%	0
2016	7.702689	10.073309	30.78%	0
2015	9.923237	7.702689	-22.38%	0
2014	11.613773	9.923237	-14.56%	0
2013	9.550692	11.613773	21.60%	0
2012	9.310282	9.550692	2.58%	0
2011	10.026105	9.310282	-7.14%	0
2010	8.590151	10.026105	16.72%	0
2009	5.942793	8.590151	44.55%	0
2008	13.307433	5.942793	-55.34%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.592435	18.334462	10.50%	0
2016	14.366640	16.592435	15.49%	0
2015	15.292619	14.366640	-6.06%	0
2014	14.370142	15.292619	6.42%	0
2013	11.460443	14.370142	25.39%	0
2012	9.984688	11.460443	14.78%	0
2011	10.106441	9.984688	-1.20%	9
2010	8.965123	10.106441	12.73%	100
2009	7.038920	8.965123	27.37%	102
2008	12.543105	7.038920	-43.88%	90

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.109879	15.943223	31.65%	0
2016	12.332160	12.109879	-1.80%	0
2015	11.935993	12.332160	3.32%	0
2014	10.870156	11.935993	9.81%	0
2013	8.054643	10.870156	34.96%	0
2012	6.883792	8.054643	17.01%	0
2011	6.877595	6.883792	0.09%	0
2010	5.678248	6.877595	21.12%	0
2009	3.978233	5.678248	42.73%	0
2008	9.038297	3.978233	-55.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.609077	17.997265	32.24%	0
2016	13.794682	13.609077	-1.35%	0
2015	13.155564	13.794682	4.86%	0
2014	12.079423	13.155564	8.91%	314
2013	9.054158	12.079423	33.41%	663
2012	8.070220	9.054158	12.19%	696
2011	8.227155	8.070220	-1.91%	707
2010	6.770438	8.227155	21.52%	1,164
2009	5.393870	6.770438	25.52%	461
2008	10.436772	5.393870	-48.32%	446
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.363324	14.015760	4.88%	0
2016	11.927856	13.363324	12.03%	0
2015	12.652744	11.927856	-5.73%	0
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.112886	13.378926	2.03%	0
2016	12.794427	13.112886	2.49%	0
2015	13.155070	12.794427	-2.74%	0
2014	12.699635	13.155070	3.59%	0
2013	13.215157	12.699635	-3.90%	0
2012	12.756504	13.215157	3.60%	0
2011	12.147097	12.756504	5.02%	0
2010	11.516854	12.147097	5.47%	0
2009	10.164628	11.516854	13.30%	0
2008	10.736536	10.164628	-5.33%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.405709	19.397618	18.24%	0
2016	14.938630	16.405709	9.82%	0
2015	15.483544	14.938630	-3.52%	0
2014	14.885280	15.483544	4.02%	0
2013	11.168863	14.885280	33.27%	0
2012	9.937352	11.168863	12.39%	0
2011	11.362733	9.937352	-12.54%	0
2010	9.013215	11.362733	26.07%	0
2009	6.572006	9.013215	37.15%	0
2008	11.092167	6.572006	-40.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.679780	14.885308	27.45%	0
2016	12.567205	11.679780	-7.06%	0
2015	12.397539	12.567205	1.37%	0
2014	13.781792	12.397539	-10.04%	0
2013	10.791841	13.781792	27.71%	0
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	0
2010	10.186256	11.273982	10.68%	0
2009	8.224965	10.186256	23.85%	0
2008	14.959481	8.224965	-45.02%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.148657	1.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	20.860169	24.359303	16.77%	0
2016	19.451794	20.860169	7.24%	0
2015	20.484733	19.451794	-5.04%	0
2014	19.601666	20.484733	4.51%	141
2013	15.341070	19.601666	27.77%	297
2012	12.323130	15.341070	24.49%	311
2011	13.801854	12.323130	-10.71%	311
2010	11.142679	13.801854	23.86%	347
2009	7.227523	11.142679	54.17%	44
2008	15.113887	7.227523	-52.18%	34
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.743326	18.148086	8.39%	0
2016	13.129247	16.743326	27.53%	0
2015	14.473232	13.129247	-9.29%	0
2014	14.692318	14.473232	-1.49%	0
2013	11.009860	14.692318	33.45%	0
2012	9.494890	11.009860	15.96%	0
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0
2009	6.338993	8.019319	26.51%	0
2008	9.662049	6.338993	-34.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.050390	17.252038	14.63%	0
2016	14.293907	15.050390	5.29%	0
2015	15.575763	14.293907	-8.23%	0
2014	17.844611	15.575763	-12.71%	0
2013	14.778417	17.844611	20.75%	0
2012	12.722492	14.778417	16.16%	0
2011	14.503235	12.722492	-12.28%	0
2010	13.624569	14.503235	6.45%	0
2009	10.127798	13.624569	34.53%	0
2008	17.301325	10.127798	-41.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.282926	9.468054	14.31%	0
2016	7.889697	8.282926	4.98%	0
2015	8.614182	7.889697	-8.41%	0
2014*	10.000000	8.614182	-13.86%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.400878	9.386011	-0.16%	0
2016	9.323116	9.400878	0.83%	0
2015	9.946456	9.323116	-6.27%	0
2014*	10.000000	9.946456	-0.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.772019	13.267789	12.71%	0
2016	10.887946	11.772019	8.12%	0
2015	11.190387	10.887946	-2.70%	0
2014	10.880127	11.190387	2.85%	0
2013	9.311927	10.880127	16.84%	0
2012	8.155809	9.311927	14.18%	0
2011	9.889390	8.155809	-17.53%	0
2010	8.726986	9.889390	13.32%	0
2009	7.441455	8.726986	17.28%	0
2008	12.330754	7.441455	-39.65%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.254767	17.408138	22.12%	0
2016	13.393334	14.254767	6.43%	0
2015	13.684537	13.393334	-2.13%	0
2014	12.358230	13.684537	10.73%	0
2013	9.666505	12.358230	27.85%	0
2012	8.523334	9.666505	13.41%	0
2011	9.094880	8.523334	-6.28%	0
2010	7.477421	9.094880	21.63%	0
2009	5.302719	7.477421	41.01%	0
2008	9.018032	5.302719	-41.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.379491	16.112138	12.05%	0
2016	13.590337	14.379491	5.81%	0
2015	13.859934	13.590337	-1.95%	0
2014	13.260177	13.859934	4.52%	0
2013	11.840814	13.260177	11.99%	0
2012	10.671306	11.840814	10.96%	0
2011	10.823386	10.671306	-1.41%	0
2010	9.994203	10.823386	8.30%	0
2009	8.121806	9.994203	23.05%	0
2008	11.390029	8.121806	-28.69%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.777303	18.862594	12.43%	0
2016	13.957078	16.777303	20.21%	0
2015	14.952072	13.957078	-6.65%	0
2014	14.185323	14.952072	5.41%	0
2013	10.871396	14.185323	30.48%	0
2012	9.609616	10.871396	13.13%	0
2011	10.256133	9.609616	-6.30%	0
2010	8.978790	10.256133	14.23%	0
2009	6.891768	8.978790	30.28%	0
2008	11.427476	6.891768	-39.69%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.415531	18.122939	4.06%	0
2016	15.128628	17.415531	15.12%	0
2015	16.080902	15.128628	-5.92%	0
2014	16.014895	16.080902	0.41%	0
2013	15.225987	16.014895	5.18%	0
2012	13.533325	15.225987	12.51%	0
2011	13.820977	13.533325	-2.08%	0
2010	12.223777	13.820977	13.07%	0
2009	7.223907	12.223777	69.21%	0
2008	10.532996	7.223907	-31.42%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.469752	20.792823	1.58%	0
2016	16.505419	20.469752	24.02%	0
2015	18.045212	16.505419	-8.53%	0
2014	18.681018	18.045212	-3.40%	0
2013	13.941958	18.681018	33.99%	0
2012	11.910843	13.941958	17.05%	0
2011	12.747101	11.910843	-6.56%	0
2010	10.677025	12.747101	19.39%	0
2009	6.990497	10.677025	52.74%	0
2008	11.621187	6.990497	-39.85%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.520755	20.629240	11.38%	0
2016	14.916427	18.520755	24.16%	0
2015	16.338716	14.916427	-8.71%	0
2014	16.529770	16.338716	-1.16%	0
2013	12.657581	16.529770	30.59%	0
2012	11.034164	12.657581	14.71%	0
2011	12.177337	11.034164	-9.39%	0
2010	10.553594	12.177337	15.39%	0
2009	7.486047	10.553594	40.98%	0
2008	10.684149	7.486047	-29.93%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.469719	18.545029	19.88%	0
2016	13.919641	15.469719	11.14%	0
2015	14.397361	13.919641	-3.32%	0
2014	13.509664	14.397361	6.57%	0
2013	9.758355	13.509664	38.44%	0
2012	8.931086	9.758355	9.26%	0
2011	9.299841	8.931086	-3.97%	0
2010	7.297822	9.299841	27.43%	0
2009	5.510962	7.297822	32.42%	0
2008	10.661384	5.510962	-48.31%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.445043	18.409962	27.45%	0
2016	13.563617	14.445043	6.50%	0
2015	13.126779	13.563617	3.33%	0
2014	11.629481	13.126779	12.88%	0
2013	9.255796	11.629481	25.65%	0
2012	8.535412	9.255796	8.44%	0
2011	9.107281	8.535412	-6.28%	0
2010	7.970774	9.107281	14.26%	0
2009	6.105558	7.970774	30.55%	0
2008	9.905669	6.105558	-38.36%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.442930	18.016066	24.74%	0
2016	14.417401	14.442930	0.18%	0
2015	14.017344	14.417401	2.85%	0
2014	13.196951	14.017344	6.22%	0
2013	9.614165	13.196951	37.27%	0
2012*	10.000000	9.614165	-3.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.362414	20.359989	24.43%	0
2016	16.373670	16.362414	-0.07%	0
2015	15.958324	16.373670	2.60%	0
2014	15.061962	15.958324	5.95%	0
2013	10.999669	15.061962	36.93%	0
2012	9.903600	10.999669	11.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.974285	19.926608	10.86%	0
2016	16.641354	17.974285	8.01%	0
2015	18.030058	16.641354	-7.70%	0
2014	17.020866	18.030058	5.93%	0
2013	13.444523	17.020866	26.60%	0
2012	12.053305	13.444523	11.54%	0
2011	12.312836	12.053305	-2.11%	0
2010	11.473988	12.312836	7.31%	0
2009	9.130415	11.473988	25.67%	0
2008	13.343934	9.130415	-31.58%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.149697	15.389478	8.76%	0
2016	12.547225	14.149697	12.77%	0
2015	13.110582	12.547225	-4.30%	0
2014	12.275894	13.110582	6.80%	0
2013	10.011505	12.275894	22.62%	0
2012	9.079651	10.011505	10.26%	0
2011*	10.000000	9.079651	-9.20%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.825004	13.094817	10.74%	0
2016	11.830438	11.825004	-0.05%	0
2015	12.259544	11.830438	-3.50%	0
2014	10.919576	12.259544	12.27%	0
2013	10.853645	10.919576	0.61%	0
2012	8.649117	10.853645	25.49%	0
2011	9.444550	8.649117	-8.42%	0
2010	8.205032	9.444550	15.11%	0
2009	6.368871	8.205032	28.83%	0
2008	11.747386	6.368871	-45.78%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.908438	20.318753	13.46%	0
2016	20.648909	17.908438	-13.27%	0
2015	20.434765	20.648909	1.05%	0
2014	17.433343	20.434765	17.22%	0
2013	12.663806	17.433343	37.66%	0
2012	10.694421	12.663806	18.42%	0
2011	10.502942	10.694421	1.82%	0
2010	10.183637	10.502942	3.14%	0
2009	8.143130	10.183637	25.06%	0
2008	11.647187	8.143130	-30.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	19.266741	23.214248	20.49%	0
2016	19.758101	19.266741	-2.49%	0
2015	20.655760	19.758101	-4.35%	0
2014	21.018466	20.655760	-1.73%	0
2013	18.030077	21.018466	16.57%	0
2012	15.933414	18.030077	13.16%	0
2011	17.442180	15.933414	-8.65%	0
2010	15.777426	17.442180	10.55%	0
2009	11.910141	15.777426	32.47%	0
2008	20.395700	11.910141	-41.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.335205	15.954986	19.65%	0
2016	13.536068	13.335205	-1.48%	0
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.790601	25.245660	15.86%	0
2016	22.831798	21.790601	-4.56%	0
2015	25.432531	22.831798	-10.23%	0
2014	27.408051	25.432531	-7.21%	0
2013	22.361550	27.408051	22.57%	0
2012	19.157027	22.361550	16.73%	0
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	6.45%	0
2009*	10.000000	19.799131	22.48%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.808984	24.879867	4.50%	0
2016	20.919582	23.808984	13.81%	0
2015	22.843441	20.919582	-8.42%	0
2014	22.885605	22.843441	-0.18%	0
2013	21.144440	22.885605	8.23%	0
2012	18.196037	21.144440	16.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.394479	26.593956	24.30%	0
2016	20.582280	21.394479	3.95%	0
2015	22.302211	20.582280	-7.71%	0
2014	21.107907	22.302211	5.66%	0
2013	16.584441	21.107907	27.28%	0
2012	14.910481	16.584441	11.23%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.669465	18.680058	27.34%	0
2016	14.690281	14.669465	-0.14%	0
2015	13.398316	14.690281	9.64%	0
2014	12.610868	13.398316	6.24%	0
2013	9.836567	12.610868	28.20%	0
2012	8.108337	9.836567	21.31%	0
2011	8.895189	8.108337	-8.85%	0
2010	8.528645	8.895189	4.30%	236
2009	5.963137	8.528645	43.02%	236
2008	10.932359	5.963137	-45.45%	236
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.768555	11.027761	41.95%	0
2016	6.965786	7.768555	11.52%	0
2015	6.795856	6.965786	2.50%	0
2014	6.344970	6.795856	7.11%	0
2013	4.784436	6.344970	32.62%	0
2012	4.099734	4.784436	16.70%	0
2011	4.582091	4.099734	-10.53%	0
2010	3.760467	4.582091	21.85%	0
2009	2.446926	3.760467	53.68%	0
2008	4.458950	2.446926	-45.12%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.167866	11.746963	28.13%	0
2016	10.032148	9.167866	-8.62%	0
2015	11.231081	10.032148	-10.68%	0
2014	13.044888	11.231081	-13.90%	0
2013	11.653538	13.044888	11.94%	0
2012	10.512437	11.653538	10.85%	0
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	22.46%	0
2009	7.384616	12.952781	75.40%	0
2008	15.782874	7.384616	-53.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	25.233550	28.120135	11.44%	0
2016	22.459631	25.233550	12.35%	0
2015	23.555202	22.459631	-4.65%	0
2014	20.891954	23.555202	12.75%	0
2013	16.121533	20.891954	29.59%	0
2012	13.673484	16.121533	17.90%	0
2011	13.663794	13.673484	0.07%	0
2010	11.299330	13.663794	20.93%	0
2009	9.105024	11.299330	24.10%	0
2008	13.917710	9.105024	-34.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.713164	10.910166	25.21%	0
2016	7.364581	8.713164	18.31%	0
2015	9.405156	7.364581	-21.70%	0
2014*	10.000000	9.405156	-5.95%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.289564	23.870899	23.75%	0
2016	18.099602	19.289564	6.57%	0
2015	18.883667	18.099602	-4.15%	0
2014	20.840941	18.883667	-9.39%	0
2013	15.066596	20.840941	38.33%	0
2012	12.723684	15.066596	18.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.809194	25.069698	14.95%	0
2016	19.568577	21.809194	11.45%	0
2015	20.166501	19.568577	-2.96%	0
2014	18.682485	20.166501	7.94%	0
2013	14.066259	18.682485	32.82%	0
2012	12.393015	14.066259	13.50%	0
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	8.94%	0
2009	9.728326	11.668249	19.94%	0
2008	14.767554	9.728326	-34.12%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.273690	12.773375	4.07%	0
2016	11.808232	12.273690	3.94%	0
2015	12.134388	11.808232	-2.69%	0
2014	11.486080	12.134388	5.64%	0
2013	11.763771	11.486080	-2.36%	0
2012	10.974537	11.763771	7.19%	0
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
2009	9.408588	10.104598	7.40%	0
2008	10.697155	9.408588	-12.05%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	30.944255	33.254979	7.47%	0
2016	28.574123	30.944255	8.29%	0
2015	29.501388	28.574123	-3.14%	0
2014	29.262227	29.501388	0.82%	0
2013	32.739470	29.262227	-10.62%	0
2012	28.336607	32.739470	15.54%	0
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	7.50%	0
2009	19.713247	25.142559	27.54%	0
2008	23.671112	19.713247	-16.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.346765	16.317382	13.74%	0
2016	13.872548	14.346765	3.42%	0
2015	15.130601	13.872548	-8.31%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.146418	25.704853	6.45%	2,412
2016	20.467119	24.146418	17.98%	2,412
2015	21.828826	20.467119	-6.24%	2,412
2014	19.701122	21.828826	10.80%	2,374
2013	15.248983	19.701122	29.20%	2,207
2012	13.577979	15.248983	12.31%	2,015
2011	13.772513	13.577979	-1.41%	1,796
2010	12.392072	13.772513	11.14%	1,558
2009*	10.000000	12.392072	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.392152	16.635113	15.58%	0
2016	12.463211	14.392152	15.48%	0
2015	13.579486	12.463211	-8.22%	0
2014	12.699386	13.579486	6.93%	0
2013	9.558401	12.699386	32.86%	0
2012	8.237826	9.558401	16.03%	0
2011	8.610106	8.237826	-4.32%	0
2010	7.592639	8.610106	13.40%	0
2009	6.030030	7.592639	25.91%	0
2008	9.770878	6.030030	-38.29%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.040162	11.647915	16.01%	0
2016*	10.000000	10.040162	0.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.190759	19.022906	4.57%	0
2016	16.267491	18.190759	11.82%	0
2015	17.052625	16.267491	-4.60%	0
2014	16.976557	17.052625	0.45%	0
2013	16.187044	16.976557	4.88%	0
2012	14.426591	16.187044	12.20%	0
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	10.84%	0
2009	8.950064	12.799312	43.01%	0
2008	12.689152	8.950064	-29.47%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.636737	16.678145	22.30%	0
2016	12.254441	13.636737	11.28%	0
2015	12.647483	12.254441	-3.11%	0
2014	12.112806	12.647483	4.41%	0
2013	8.598365	12.112806	40.87%	0
2012	7.506907	8.598365	14.54%	0
2011	8.671253	7.506907	-13.43%	0
2010	7.657493	8.671253	13.24%	0
2009	5.110953	7.657493	49.83%	0
2008*	10.000000	5.110953	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.955139	13.388313	22.21%	0
2016*	10.000000	10.955139	9.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.262613	17.734276	16.19%	0
2016	14.150282	15.262613	7.86%	0
2015	14.493383	14.150282	-2.37%	0
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.982488	12.253597	2.26%	0
2016	11.611783	11.982488	3.19%	0
2015	11.940815	11.611783	-2.76%	0
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.959866	11.501203	15.48%	0
2016	9.128252	9.959866	9.11%	0
2015*	10.000000	9.128252	-8.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.936417	11.079644	11.51%	0
2016	9.325977	9.936417	6.55%	0
2015*	10.000000	9.325977	-6.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.550024	22.940427	38.61%	0
2016	15.685007	16.550024	5.51%	0
2015	19.062789	15.685007	-17.72%	0
2014	20.596006	19.062789	-7.44%	0
2013	20.871473	20.596006	-1.32%	0
2012	18.179246	20.871473	14.81%	0
2011	23.908913	18.179246	-23.96%	0
2010	21.010234	23.908913	13.80%	0
2009	13.134099	21.010234	59.97%	0
2008	31.748546	13.134099	-58.63%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.254529	14.254147	0.00%	0
2016	14.444904	14.254529	-1.32%	0
2015	14.763299	14.444904	-2.16%	0
2014	14.413705	14.763299	2.43%	0
2013	15.337419	14.413705	-6.02%	12
2012	15.194737	15.337419	0.94%	12
2011	14.462558	15.194737	5.06%	12
2010	14.091387	14.462558	2.63%	12
2009	14.009637	14.091387	0.58%	12
2008	13.277796	14.009637	5.51%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.275812	9.124475	-1.63%	426
2016	9.468687	9.275812	-2.04%	426
2015	9.666856	9.468687	-2.05%	426
2014	9.869173	9.666856	-2.05%	1,602
2013	10.075720	9.869173	-2.05%	2,616
2012	10.287176	10.075720	-2.06%	2,616
2011	10.501875	10.287176	-2.04%	26
2010	10.721650	10.501875	-2.05%	26
2009	10.941452	10.721650	-2.01%	26
2008	10.945655	10.941452	-0.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.570466	14.445581	24.85%	0
2016	11.710200	11.570466	-1.19%	0
2015	12.332347	11.710200	-5.04%	0
2014	12.647206	12.332347	-2.49%	0
2013	10.957748	12.647206	15.42%	0
2012	9.677159	10.957748	13.23%	0
2011	10.948480	9.677159	-11.61%	0
2010	9.866113	10.948480	10.97%	0
2009	7.764747	9.866113	27.06%	0
2008	14.696115	7.764747	-47.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.245760	21.166732	16.01%	0
2016	17.015533	18.245760	7.23%	0
2015	17.546818	17.015533	-3.03%	0
2014	17.063392	17.546818	2.83%	0
2013	13.690148	17.063392	24.64%	0
2012	12.059466	13.690148	13.52%	0
2011	12.815201	12.059466	-5.90%	0
2010	11.413527	12.815201	12.28%	0
2009	9.160292	11.413527	24.60%	0
2008	14.808204	9.160292	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.883213	13.336986	3.52%	0
2016	12.614257	12.883213	2.13%	0
2015	12.844264	12.614257	-1.79%	0
2014	12.622035	12.844264	1.76%	0
2013	12.292258	12.622035	2.68%	0
2012	11.932570	12.292258	3.01%	0
2011	11.834843	11.932570	0.83%	0
2010	11.410125	11.834843	3.72%	0
2009	10.678782	11.410125	6.85%	0
2008	11.601017	10.678782	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.102088	17.811913	10.62%	0
2016	15.342241	16.102088	4.95%	0
2015	15.715956	15.342241	-2.38%	0
2014	15.254510	15.715956	3.02%	0
2013	13.353368	15.254510	14.24%	0
2012	12.303264	13.353368	8.54%	0
2011	12.565287	12.303264	-2.09%	0
2010	11.565861	12.565287	8.64%	0
2009	9.911326	11.565861	16.69%	0
2008	13.174998	9.911326	-24.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.477772	19.976032	14.29%	529
2016	16.447528	17.477772	6.26%	529
2015	16.915235	16.447528	-2.77%	529
2014	16.453643	16.915235	2.81%	529
2013	13.726285	16.453643	19.87%	529
2012	12.319077	13.726285	11.42%	529
2011	12.849654	12.319077	-4.13%	529
2010	11.626250	12.849654	10.52%	529
2009	9.542030	11.626250	21.84%	529
2008	14.199386	9.542030	-32.80%	529

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.729049	15.756957	6.98%	0
2016	14.225190	14.729049	3.54%	0
2015	14.527364	14.225190	-2.08%	0
2014	14.160289	14.527364	2.59%	0
2013	13.083505	14.160289	8.23%	0
2012	12.363931	13.083505	5.82%	0
2011	12.367031	12.363931	-0.03%	0
2010	11.634865	12.367031	6.29%	0
2009	10.368554	11.634865	12.21%	0
2008	12.460192	10.368554	-16.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.787580	28.418651	24.71%	25
2016	22.447766	22.787580	1.51%	24
2015	21.806947	22.447766	2.94%	25
2014	20.462668	21.806947	6.57%	234
2013	15.281794	20.462668	33.90%	580
2012	13.145948	15.281794	16.25%	591
2011	13.727135	13.145948	-4.23%	619
2010	12.880774	13.727135	6.57%	657
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.218189	38.807788	13.41%	0
2016	29.040136	34.218189	17.83%	0
2015	30.418837	29.040136	-4.53%	0
2014	28.381812	30.418837	7.18%	0
2013	21.778221	28.381812	30.32%	0
2012	18.927786	21.778221	15.06%	0
2011	19.827635	18.927786	-4.54%	6
2010	16.039558	19.827635	23.62%	6
2009	11.974103	16.039558	33.95%	6
2008	19.241216	11.974103	-37.77%	6

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.024474	16.690717	4.16%	0
2016	15.056953	16.024474	6.43%	0
2015	15.829636	15.056953	-4.88%	0
2014	15.556762	15.829636	1.75%	0
2013	16.062989	15.556762	-3.15%	0
2012	14.610235	16.062989	9.94%	0
2011	14.131231	14.610235	3.39%	0
2010	13.045682	14.131231	8.32%	30
2009	10.707996	13.045682	21.83%	27
2008	13.217667	10.707996	-18.99%	35
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.263756	20.037393	23.20%	0
2016	16.963143	16.263756	-4.12%	0
2015	17.403750	16.963143	-2.53%	0
2014	17.948997	17.403750	-3.04%	0
2013	15.098979	17.948997	18.88%	0
2012	13.298836	15.098979	13.54%	0
2011	14.972459	13.298836	-11.18%	0
2010	13.392237	14.972459	11.80%	0
2009*	10.000000	13.392237	33.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.601609	10.357437	20.41%	0
2016	8.345076	8.601609	3.07%	0
2015	8.979492	8.345076	-7.07%	0
2014*	10.000000	8.979492	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.167617	18.069902	27.54%	0
2016	14.153375	14.167617	0.10%	0
2015	13.969811	14.153375	1.31%	0
2014	12.914443	13.969811	8.17%	0
2013	9.785137	12.914443	31.98%	0
2012	8.586148	9.785137	13.96%	0
2011	9.027836	8.586148	-4.89%	0
2010	7.979063	9.027836	13.14%	0
2009	6.276951	7.979063	27.12%	0
2008*	10.000000	6.276951	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.139285	19.229694	12.20%	0
2016	15.038212	17.139285	13.97%	0
2015	15.852541	15.038212	-5.14%	0
2014	14.644033	15.852541	8.25%	0
2013	11.038460	14.644033	32.66%	0
2012	9.566242	11.038460	15.39%	0
2011	10.370720	9.566242	-7.76%	0
2010*	10.000000	10.370720	3.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.038742	15.726807	12.02%	0
2016	12.350084	14.038742	13.67%	0
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.301568	17.895174	25.13%	0
2016	13.713414	14.301568	4.29%	0
2015	14.026428	13.713414	-2.23%	0
2014	13.764629	14.026428	1.90%	0
2013	10.113736	13.764629	36.10%	0
2012	8.986549	10.113736	12.54%	0
2011	9.579435	8.986549	-6.19%	24
2010	7.711571	9.579435	24.22%	24
2009	6.193248	7.711571	24.52%	24
2008*	10.000000	6.193248	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.163865	20.254921	11.51%	32
2016	15.768607	18.163865	15.19%	33
2015	16.577025	15.768607	-4.88%	33
2014	14.462419	16.577025	14.62%	126
2013	10.882378	14.462419	32.90%	206
2012	9.549696	10.882378	13.96%	220
2011	9.980860	9.549696	-4.32%	222
2010	8.517404	9.980860	17.18%	298
2009	6.664890	8.517404	27.80%	307
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	20.662950	25.285713	22.37%	0
2016	19.476695	20.662950	6.09%	0
2015	19.735145	19.476695	-1.31%	0
2014	19.597230	19.735145	0.70%	0
2013	13.865866	19.597230	41.33%	0
2012	12.479738	13.865866	11.11%	0
2011	12.823545	12.479738	-2.68%	6
2010	10.435926	12.823545	22.88%	6
2009	8.358901	10.435926	24.85%	6
2008	15.928039	8.358901	-47.52%	6

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	38.924773	41.584852	6.83%	0
2016	31.554154	38.924773	23.36%	0
2015	34.279151	31.554154	-7.95%	0
2014	32.700337	34.279151	4.83%	0
2013	23.777854	32.700337	37.52%	0
2012	20.155678	23.777854	17.97%	0
2011	21.675806	20.155678	-7.01%	10
2010	17.478840	21.675806	24.01%	57
2009	14.138322	17.478840	23.63%	57
2008	21.275315	14.138322	-33.55%	57
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	35.071943	38.988724	11.17%	0
2016	29.148519	35.071943	20.32%	0
2015	30.253362	29.148519	-3.65%	0
2014	30.636873	30.253362	-1.25%	0
2013	22.197379	30.636873	38.02%	0
2012	19.621202	22.197379	13.13%	0
2011	21.210157	19.621202	-7.49%	0
2010	17.278718	21.210157	22.75%	232
2009	13.095835	17.278718	31.94%	233
2008	21.631279	13.095835	-39.46%	232
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.460781	17.072450	18.06%	0
2016	13.253141	14.460781	9.11%	0
2015	13.405143	13.253141	-1.13%	0
2014	12.203267	13.405143	9.85%	0
2013	9.502951	12.203267	28.42%	0
2012	8.494807	9.502951	11.87%	0
2011	8.626619	8.494807	-1.53%	0
2010	7.762951	8.626619	11.13%	196
2009	6.285199	7.762951	23.51%	196
2008	10.979662	6.285199	-42.76%	196
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.372906	13.950671	4.32%	0
2016	12.717367	13.372906	5.15%	0
2015	13.718511	12.717367	-7.30%	0
2014	10.866616	13.718511	26.24%	0
2013	10.766204	10.866616	0.93%	0
2012	9.493346	10.766204	13.41%	0
2011	9.099998	9.493346	4.32%	18
2010	7.136313	9.099998	27.52%	18
2009	5.568692	7.136313	28.15%	18
2008*	10.000000	5.568692	-44.31%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.763232	11.912814	22.02%	0
2016	9.568783	9.763232	2.03%	0
2015*	10.000000	9.568783	-4.31%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.448614	9.337933	-1.17%	0
2016	9.529629	9.448614	-0.85%	0
2015	9.711240	9.529629	-1.87%	0
2014	9.854374	9.711240	-1.45%	0
2013	9.998952	9.854374	-1.45%	0
2012	9.759332	9.998952	2.46%	0
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	0
2009	8.678151	9.633124	11.00%	0
2008	10.234147	8.678151	-15.20%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.002509	23.204714	16.01%	0
2016	18.586902	20.002509	7.62%	0
2015	19.064307	18.586902	-2.50%	0
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	15.258541	18.957464	24.24%	0
2016	15.927807	15.258541	-4.20%	0
2015	15.704676	15.927807	1.42%	0
2014	13.892653	15.704676	13.04%	0
2013	10.932120	13.892653	27.08%	0
2012	9.780521	10.932120	11.77%	0
2011	10.100873	9.780521	-3.17%	0
2010	9.424600	10.100873	7.18%	0
2009	6.657845	9.424600	41.56%	455
2008	12.476801	6.657845	-46.64%	279
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.611729	18.434154	26.16%	39
2016	14.576438	14.611729	0.24%	38
2015	13.959342	14.576438	4.42%	37
2014	13.472276	13.959342	3.62%	145
2013	10.114458	13.472276	33.20%	233
2012	8.868096	10.114458	14.05%	222
2011	8.955185	8.868096	-0.97%	245
2010	7.172474	8.955185	24.85%	737
2009	5.521991	7.172474	29.89%	729
2008	11.069241	5.521991	-50.11%	699

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.573646	22.187631	33.87%	33
2016	16.905720	16.573646	-1.96%	34
2015	16.604675	16.905720	1.81%	31
2014	16.572342	16.604675	0.20%	114
2013	13.289926	16.572342	24.70%	41
2012	11.189271	13.289926	18.77%	41
2011	12.455685	11.189271	-10.17%	62
2010	10.965494	12.455685	13.59%	62
2009	8.009483	10.965494	36.91%	62
2008	13.672032	8.009483	-41.42%	20
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.983507	10.392835	4.10%	0
2016	9.566855	9.983507	4.36%	0
2015	9.993000	9.566855	-4.26%	0
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.018555	18.344504	14.52%	36
2016	14.650824	16.018555	9.34%	36
2015	14.475662	14.650824	1.21%	38
2014	13.349743	14.475662	8.43%	141
2013	10.342737	13.349743	29.07%	285
2012	9.035285	10.342737	14.47%	279
2011	9.225324	9.035285	-2.06%	294
2010	8.111630	9.225324	13.73%	362
2009	6.455455	8.111630	25.66%	350
2008	10.711597	6.455455	-39.73%	304
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	17.026986	19.040095	11.82%	0
2016	14.724117	17.026986	15.64%	0
2015	15.974701	14.724117	-7.83%	0
2014	14.570276	15.974701	9.64%	0
2013	10.548433	14.570276	38.13%	0
2012	9.127862	10.548433	15.56%	0
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
2009	5.866406	7.883415	34.38%	0
2008	9.633917	5.866406	-39.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.235872	11.007234	7.54%	0
2016	9.229934	10.235872	10.90%	0
2015	9.651383	9.229934	-4.37%	0
2014*	10.000000	9.651383	-3.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.554430	12.748105	1.54%	0
2016	12.184468	12.554430	3.04%	0
2015	12.785272	12.184468	-4.70%	0
2014	12.661450	12.785272	0.98%	0
2013	14.238881	12.661450	-11.08%	0
2012	13.367420	14.238881	6.52%	0
2011	12.220445	13.367420	9.39%	0
2010	11.540135	12.220445	5.90%	0
2009	9.955225	11.540135	15.92%	0
2008	10.931459	9.955225	-8.93%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.121382	14.513453	2.78%	0
2016	14.039068	14.121382	0.59%	0
2015	14.270745	14.039068	-1.62%	0
2014	13.972657	14.270745	2.13%	0
2013	14.549615	13.972657	-3.97%	0
2012	13.553751	14.549615	7.35%	0
2011	13.355222	13.553751	1.49%	0
2010	12.611516	13.355222	5.90%	0
2009	11.291455	12.611516	11.69%	0
2008	11.005163	11.291455	2.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.784597	12.132273	23.99%	0
2016*	10.000000	9.784597	-2.15%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.477274	12.855910	3.03%	0
2016	10.640232	12.477274	17.27%	0
2015	12.408945	10.640232	-14.25%	0
2014	13.138870	12.408945	-5.56%	0
2013	11.086993	13.138870	18.51%	0
2012	10.519602	11.086993	5.39%	0
2011	12.217964	10.519602	-13.90%	0
2010	9.597806	12.217964	27.30%	0
2009	6.199960	9.597806	54.80%	0
2008	11.158240	6.199960	-44.44%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	26.298015	38.907882	47.95%	0
2016	26.819340	26.298015	-1.94%	0
2015	31.835602	26.819340	-15.76%	0
2014	32.637499	31.835602	-2.46%	0
2013	29.745060	32.637499	9.72%	0
2012	23.395184	29.745060	27.14%	0
2011	32.162383	23.395184	-27.26%	0
2010	25.886642	32.162383	24.24%	0
2009	12.397051	25.886642	108.81%	0
2008	35.938253	12.397051	-65.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	27.166481	26.159276	-3.71%	0
2016	19.298125	27.166481	40.77%	0
2015	29.604697	19.298125	-34.81%	0
2014	37.362816	29.604697	-20.76%	0
2013	34.509576	37.362816	8.27%	0
2012	34.079728	34.509576	1.26%	0
2011	41.642607	34.079728	-18.16%	0
2010	32.895991	41.642607	26.59%	0
2009	21.318828	32.895991	54.30%	0
2008	40.401384	21.318828	-47.23%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.581898	19.301600	23.87%	0
2016	15.310684	15.581898	1.77%	0
2015	16.133553	15.310684	-5.10%	0
2014	14.946705	16.133553	7.94%	0
2013	11.393680	14.946705	31.18%	0
2012	10.004110	11.393680	13.89%	0
2011	10.961469	10.004110	-8.73%	0
2010	9.961087	10.961469	10.04%	0
2009	8.003656	9.961087	24.46%	0
2008	13.151565	8.003656	-39.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.667921	27.946375	23.29%	0
2016	21.477240	22.667921	5.54%	0
2015	22.577634	21.477240	-4.87%	0
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.096291	31.042790	10.49%	0
2016	22.995928	28.096291	22.18%	0
2015	24.907532	22.995928	-7.67%	0
2014	23.352692	24.907532	6.66%	0
2013	17.330840	23.352692	34.75%	0
2012	14.943503	17.330840	15.98%	0
2011	16.703707	14.943503	-10.54%	942
2010	13.477943	16.703707	23.93%	971
2009	9.650424	13.477943	39.66%	1,124
2008	15.342380	9.650424	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.159691	12.342156	1.50%	0
2016	11.897792	12.159691	2.20%	0
2015	12.460591	11.897792	-4.52%	0
2014	12.321305	12.460591	1.13%	0
2013	13.751713	12.321305	-10.40%	0
2012	13.081241	13.751713	5.13%	0
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	2.91%	0
2009	10.767674	11.618354	7.90%	0
2008	11.176197	10.767674	-3.66%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.286019	18.032012	17.96%	1,220
2016	13.757858	15.286019	11.11%	1,326
2015	14.889905	13.757858	-7.60%	1,625
2014	13.518936	14.889905	10.14%	3,369
2013	10.166829	13.518936	32.97%	0
2012	9.050902	10.166829	12.33%	2,569
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	0
2009	6.939169	8.022810	15.62%	0
2008	10.836164	6.939169	-35.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	11.725355	15.062457	28.46%	0
2016	12.673014	11.725355	-7.48%	0
2015	12.847467	12.673014	-1.36%	0
2014	13.887883	12.847467	-7.49%	0
2013	11.588541	13.887883	19.84%	0
2012	9.770124	11.588541	18.61%	0
2011	11.345728	9.770124	-13.89%	0
2010	10.229084	11.345728	10.92%	0
2009	7.811084	10.229084	30.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.586309	23.605851	9.36%	0
2016	17.946299	21.586309	20.28%	0
2015	18.597759	17.946299	-3.50%	0
2014	16.316884	18.597759	13.98%	0
2013	12.809172	16.316884	27.38%	829
2012	11.247997	12.809172	13.88%	0
2011	11.569037	11.247997	-2.77%	1,271
2010	9.909128	11.569037	16.75%	0
2009	7.789199	9.909128	27.22%	0
2008	10.517249	7.789199	-25.94%	2,342
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	24.630745	26.224477	6.47%	0
2016	20.881067	24.630745	17.96%	0
2015	22.190996	20.881067	-5.90%	0
2014	20.045038	22.190996	10.71%	0
2013	15.543381	20.045038	28.96%	0
2012	13.857712	15.543381	12.16%	0
2011	14.012216	13.857712	-1.10%	0
2010	12.618747	14.012216	11.04%	0
2009	10.753432	12.618747	17.35%	0
2008	15.001291	10.753432	-28.32%	1,636
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	1,122
2010	12.006618	12.901996	7.46%	2,391
2009*	10.000000	12.006618	20.07%	2,411

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	994
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.658186	13.130826	12.63%	843
2016	10.336229	11.658186	12.79%	915
2015	10.830491	10.336229	-4.56%	1,056
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	26.442777	29.100183	10.05%	0
2016	21.481660	26.442777	23.09%	0
2015	22.465848	21.481660	-4.38%	0
2014	21.829758	22.465848	2.91%	0
2013	15.846025	21.829758	37.76%	631
2012	13.985180	15.846025	13.31%	855
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	23.19%	0
2009	9.420664	11.530934	22.40%	0
2008	13.929190	9.420664	-32.37%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	15.259390	18.157941	19.00%	1,209
2016	13.952360	15.259390	9.37%	1,343
2015	14.095586	13.952360	-1.02%	1,610
2014	12.693842	14.095586	11.04%	0
2013	9.820647	12.693842	29.26%	1,089
2012	8.667675	9.820647	13.30%	0
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0
2009	6.249437	7.729386	23.68%	0
2008	10.155803	6.249437	-38.46%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.213448	13.791309	12.92%	0
2016	11.302257	12.213448	8.06%	0
2015	11.925706	11.302257	-5.23%	0
2014	10.737079	11.925706	11.07%	0
2013	8.163563	10.737079	31.52%	0
2012	7.447279	8.163563	9.62%	0
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
2009	5.121674	6.706680	30.95%	0
2008	7.978229	5.121674	-35.80%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.545477	18.133444	24.67%	0
2016	13.768341	14.545477	5.64%	0
2015	14.419653	13.768341	-4.52%	0
2014	13.626353	14.419653	5.82%	0
2013	11.493095	13.626353	18.56%	1,002
2012	10.631310	11.493095	8.11%	2,221
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	0
2009	7.353512	8.823129	19.99%	0
2008	10.662306	7.353512	-31.03%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.615103	15.873277	25.83%	0
2016	13.074015	12.615103	-3.51%	0
2015	13.728047	13.074015	-4.76%	0
2014	15.463849	13.728047	-11.22%	0
2013	12.842424	15.463849	20.41%	0
2012	11.643731	12.842424	10.29%	0
2011	14.589513	11.643731	-20.19%	0
2010	14.266640	14.589513	2.26%	0
2009	11.126435	14.266640	28.22%	0
2008	18.132986	11.126435	-38.64%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.592670	20.254655	22.07%	0
2016	14.476282	16.592670	14.62%	0
2015	15.131350	14.476282	-4.33%	0
2014	15.213435	15.131350	-0.54%	0
2013	10.460873	15.213435	45.43%	0
2012	8.863177	10.460873	18.03%	0
2011	10.507965	8.863177	-15.65%	0
2010	8.183864	10.507965	28.40%	0
2009	6.632524	8.183864	23.39%	0
2008	10.856360	6.632524	-38.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.191929	10.321978	1.28%	0
2016	9.555164	10.191929	6.66%	0
2015	9.857932	9.555164	-3.07%	0
2014*	10.000000	9.857932	-1.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.750172	16.042624	1.86%	0
2016	15.494532	15.750172	1.65%	0
2015	15.865537	15.494532	-2.34%	0
2014	15.613611	15.865537	1.61%	742
2013	15.785166	15.613611	-1.09%	0
2012	14.695861	15.785166	7.41%	0
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	6.23%	0
2009	11.718085	13.816433	17.91%	0
2008	12.910334	11.718085	-9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.323986	14.739695	10.63%	0
2016	12.926782	13.323986	3.07%	0
2015	13.245391	12.926782	-2.41%	0
2014	12.965579	13.245391	2.16%	0
2013	11.679458	12.965579	11.01%	0
2012	10.682298	11.679458	9.33%	0
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
2009	8.156466	9.913861	21.55%	0
2008	11.120134	8.156466	-26.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.290966	15.156002	14.03%	0
2016	12.801712	13.290966	3.82%	0
2015	13.124427	12.801712	-2.46%	0
2014	12.808541	13.124427	2.47%	0
2013	11.283023	12.808541	13.52%	0
2012	10.182707	11.283023	10.81%	0
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0
2009	7.441866	9.382126	26.07%	0
2008	11.297277	7.441866	-34.13%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.541570	16.018106	18.29%	0
2016	12.984611	13.541570	4.29%	0
2015	13.307871	12.984611	-2.43%	0
2014	12.963158	13.307871	2.66%	0
2013	10.898317	12.963158	18.95%	0
2012	9.640111	10.898317	13.05%	0
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
2009	6.926459	8.910551	28.65%	0
2008	11.425874	6.926459	-39.38%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	21.638027	25.795518	19.21%	0
2016	20.480471	21.638027	5.65%	0
2015	20.803767	20.480471	-1.55%	0
2014	19.004313	20.803767	9.47%	0
2013	14.801689	19.004313	28.39%	0
2012	12.999856	14.801689	13.86%	0
2011	13.637779	12.999856	-4.68%	0
2010	11.894991	13.637779	14.65%	0
2009	8.955996	11.894991	32.82%	1,256
2008	15.942134	8.955996	-43.82%	1,938
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	10.018584	9.536551	-4.81%	0
2016	7.664755	10.018584	30.71%	0
2015	9.879416	7.664755	-22.42%	0
2014	11.568403	9.879416	-14.60%	0
2013	9.518232	11.568403	21.54%	0
2012	9.283384	9.518232	2.53%	0
2011	10.002226	9.283384	-7.19%	1,464
2010	8.574068	10.002226	16.66%	1,631
2009	5.934691	8.574068	44.47%	1,744
2008	13.296094	5.934691	-55.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.443492	18.160641	10.44%	0
2016	14.244927	16.443492	15.43%	0
2015	15.170816	14.244927	-6.10%	0
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	1,153
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.001141	15.792035	31.59%	0
2016	12.227654	12.001141	-1.85%	0
2015	11.840890	12.227654	3.27%	0
2014	10.789049	11.840890	9.75%	0
2013	7.998627	10.789049	34.89%	0
2012	6.839422	7.998627	16.95%	0
2011	6.836743	6.839422	0.04%	0
2010	5.647397	6.836743	21.06%	0
2009	3.958633	5.647397	42.66%	0
2008	8.998395	3.958633	-56.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.486929	17.826651	32.18%	0
2016	13.677826	13.486929	-1.40%	0
2015	13.050785	13.677826	4.80%	0
2014	11.989332	13.050785	8.85%	1,865
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	1,717
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.243327	13.882829	4.83%	0
2016	11.826768	13.243327	11.98%	0
2015	12.551919	11.826768	-5.78%	0
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	75
2009	6.861448	9.658026	40.76%	562
2008	9.352908	6.861448	-26.64%	562
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	13.021650	13.279082	1.98%	1,563
2016	12.711884	13.021650	2.44%	1,472
2015	13.076877	12.711884	-2.79%	1,648
2014	12.630608	13.076877	3.53%	0
2013	13.150047	12.630608	-3.95%	0
2012	12.700161	13.150047	3.54%	0
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	5.42%	0
2009	10.135231	11.477678	13.25%	0
2008	10.710950	10.135231	-5.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.316549	19.282386	18.18%	0
2016	14.865009	16.316549	9.76%	0
2015	15.415114	14.865009	-3.57%	0
2014	14.827069	15.415114	3.97%	0
2013	11.130861	14.827069	33.21%	0
2012	9.908615	11.130861	12.34%	0
2011	11.335641	9.908615	-12.59%	1,358
2010	8.996320	11.335641	26.00%	1,370
2009	6.563035	8.996320	37.08%	1,622
2008	11.082712	6.563035	-40.78%	2,714
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.574953	14.744201	27.38%	0
2016	12.460766	11.574953	-7.11%	0
2015	12.298818	12.460766	1.32%	0
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.145225	1.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	20.704470	24.165194	16.71%	0
2016	19.316441	20.704470	7.19%	0
2015	20.352578	19.316441	-5.09%	0
2014	19.485150	20.352578	4.45%	599
2013	15.257667	19.485150	27.71%	703
2012	12.262402	15.257667	24.43%	0
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	23.80%	0
2009	7.202924	11.099078	54.09%	0
2008	15.070195	7.202924	-52.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	1,712
2009	6.562404	8.368173	27.52%	1,768
2008*	10.000000	6.562404	-34.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	1,239
2010	10.268844	11.327373	10.31%	1,363
2009	7.735514	10.268844	32.75%	1,459
2008	11.232890	7.735514	-31.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.652389	18.040317	8.33%	0
2016	13.064586	16.652389	27.46%	0
2015	14.409307	13.064586	-9.33%	0
2014	14.634902	14.409307	-1.54%	0
2013	10.972430	14.634902	33.38%	0
2012	9.467445	10.972430	15.90%	0
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0
2009	6.330352	8.004299	26.44%	0
2008	9.653812	6.330352	-34.43%	2,849
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.938088	17.114599	14.57%	0
2016	14.194482	14.938088	5.24%	0
2015	15.475320	14.194482	-8.28%	0
2014	17.738583	15.475320	-12.76%	0
2013	14.698105	17.738583	20.69%	0
2012	12.659826	14.698105	16.10%	0
2011	14.439170	12.659826	-12.32%	0
2010	13.571308	14.439170	6.39%	0
2009	10.093361	13.571308	34.46%	0
2008	17.251311	10.093361	-41.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.271631	9.450331	14.25%	0
2016	7.882964	8.271631	4.93%	0
2015	8.611226	7.882964	-8.46%	0
2014*	10.000000	8.611226	-13.89%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.388057	9.368452	-0.21%	0
2016	9.315148	9.388057	0.78%	0
2015	9.943041	9.315148	-6.31%	0
2014*	10.000000	9.943041	-0.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.708677	13.189681	12.65%	0
2016	10.834874	11.708677	8.06%	0
2015	11.141538	10.834874	-2.75%	0
2014	10.838167	11.141538	2.80%	0
2013	9.280749	10.838167	16.78%	0
2012	8.132662	9.280749	14.12%	0
2011	9.866352	8.132662	-17.57%	0
2010	8.711096	9.866352	13.26%	0
2009	7.431713	8.711096	17.22%	0
2008	12.320924	7.431713	-39.68%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.178055	17.305637	22.06%	0
2016	13.328033	14.178055	6.38%	0
2015	13.624771	13.328033	-2.18%	0
2014	12.310545	13.624771	10.68%	0
2013	9.634128	12.310545	27.78%	0
2012	8.499145	9.634128	13.35%	0
2011	9.073694	8.499145	-6.33%	0
2010	7.463814	9.073694	21.57%	0
2009	5.295769	7.463814	40.94%	0
2008	9.010842	5.295769	-41.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.302211	16.017387	11.99%	0
2016	13.524175	14.302211	5.75%	0
2015	13.799492	13.524175	-2.00%	0
2014	13.209093	13.799492	4.47%	0
2013	11.801219	13.209093	11.93%	0
2012	10.641075	11.801219	10.90%	0
2011	10.798225	10.641075	-1.46%	0
2010	9.976050	10.798225	8.24%	0
2009	8.111194	9.976050	22.99%	0
2008	11.380972	8.111194	-28.73%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.687084	18.751619	12.37%	0
2016	13.889088	16.687084	20.15%	0
2015	14.886835	13.889088	-6.70%	0
2014	14.130647	14.886835	5.35%	0
2013	10.835028	14.130647	30.42%	0
2012	9.582364	10.835028	13.07%	0
2011	10.232263	9.582364	-6.35%	0
2010	8.962470	10.232263	14.17%	0
2009	6.882762	8.962470	30.22%	0
2008	11.418378	6.882762	-39.72%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.321902	18.016330	4.01%	0
2016	15.054962	17.321902	15.06%	0
2015	16.010772	15.054962	-5.97%	0
2014	15.953194	16.010772	0.36%	0
2013	15.175082	15.953194	5.13%	0
2012	13.494982	15.175082	12.45%	0
2011	13.788842	13.494982	-2.13%	0
2010	12.201591	13.788842	13.01%	0
2009	7.214466	12.201591	69.13%	0
2008	10.524612	7.214466	-31.45%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.359669	20.670479	1.53%	0
2016	16.425003	20.359669	23.96%	0
2015	17.966472	16.425003	-8.58%	0
2014	18.608992	17.966472	-3.45%	0
2013	13.895304	18.608992	33.92%	0
2012	11.877065	13.895304	16.99%	0
2011	12.717439	11.877065	-6.61%	0
2010	10.657623	12.717439	19.33%	0
2009	6.981349	10.657623	52.66%	0
2008	11.611909	6.981349	-39.88%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.421148	20.507862	11.33%	0
2016	14.843751	18.421148	24.10%	0
2015	16.267422	14.843751	-8.75%	0
2014	16.466052	16.267422	-1.21%	0
2013	12.615226	16.466052	30.53%	0
2012	11.002864	12.615226	14.65%	0
2011	12.148990	11.002864	-9.43%	0
2010	10.534401	12.148990	15.33%	0
2009	7.476254	10.534401	40.90%	0
2008	10.675639	7.476254	-29.97%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.386533	18.435921	19.82%	0
2016	13.851834	15.386533	11.08%	0
2015	14.334551	13.851834	-3.37%	0
2014	13.457606	14.334551	6.52%	0
2013	9.725707	13.457606	38.37%	0
2012	8.905768	9.725707	9.21%	0
2011	9.278204	8.905768	-4.01%	0
2010	7.284557	9.278204	27.37%	0
2009	5.503759	7.284557	32.36%	0
2008	10.652888	5.503759	-48.34%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.367387	18.301677	27.38%	0
2016	13.497568	14.367387	6.44%	0
2015	13.069518	13.497568	3.28%	0
2014	11.584666	13.069518	12.82%	0
2013	9.224846	11.584666	25.58%	0
2012	8.511229	9.224846	8.38%	0
2011	9.086090	8.511229	-6.33%	0
2010	7.956275	9.086090	14.20%	0
2009	6.097565	7.956275	30.48%	0
2008	9.897773	6.097565	-38.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.408501	17.963975	24.68%	0
2016	14.390358	14.408501	0.13%	0
2015	13.998200	14.390358	2.80%	0
2014	13.185645	13.998200	6.16%	0
2013	9.610835	13.185645	37.20%	0
2012*	10.000000	9.610835	-3.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.240422	20.197912	24.37%	0
2016	16.259863	16.240422	-0.12%	0
2015	15.855505	16.259863	2.55%	0
2014	14.972556	15.855505	5.90%	0
2013	10.939942	14.972556	36.86%	0
2012	9.854865	10.939942	11.01%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.836073	19.763324	10.81%	0
2016	16.521807	17.836073	7.95%	0
2015	17.909679	16.521807	-7.75%	0
2014	16.915855	17.909679	5.88%	0
2013	13.368403	16.915855	26.54%	0
2012	11.991190	13.368403	11.49%	0
2011	12.255630	11.991190	-2.16%	0
2010	11.426500	12.255630	7.26%	0
2009	9.097275	11.426500	25.60%	0
2008	13.302307	9.097275	-31.61%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.108776	15.337152	8.71%	0
2016	12.517307	14.108776	12.71%	0
2015	13.086003	12.517307	-4.35%	0
2014	12.259138	13.086003	6.74%	0
2013	10.002948	12.259138	22.56%	0
2012	9.076534	10.002948	10.21%	0
2011*	10.000000	9.076534	-9.23%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.761420	13.017785	10.68%	0
2016	11.772810	11.761420	-0.10%	0
2015	12.206067	11.772810	-3.55%	0
2014	10.877480	12.206067	12.21%	0
2013	10.817333	10.877480	0.56%	0
2012	8.624590	10.817333	25.42%	0
2011	9.422561	8.624590	-8.47%	0
2010	8.190112	9.422561	15.05%	0
2009	6.360541	8.190112	28.76%	0
2008	11.738035	6.360541	-45.81%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.812092	20.199160	13.40%	0
2016	20.548281	17.812092	-13.32%	0
2015	20.345578	20.548281	1.00%	0
2014	17.366114	20.345578	17.16%	0
2013	12.621409	17.366114	37.59%	0
2012	10.664077	12.621409	18.35%	0
2011	10.478484	10.664077	1.77%	0
2010	10.165106	10.478484	3.08%	0
2009	8.132475	10.165106	24.99%	0
2008	11.637897	8.132475	-30.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	19.122989	23.029329	20.43%	0
2016	19.620682	19.122989	-2.54%	0
2015	20.522581	19.620682	-4.39%	0
2014	20.893611	20.522581	-1.78%	0
2013	17.932116	20.893611	16.52%	0
2012	15.854959	17.932116	13.10%	0
2011	17.365157	15.854959	-8.70%	0
2010	15.715767	17.365157	10.50%	0
2009	11.869647	15.715767	32.40%	0
2008	20.336779	11.869647	-41.63%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.303405	15.908849	19.58%	0
2016	13.510672	13.303405	-1.53%	0
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.613485	25.027713	15.80%	0
2016	22.657757	21.613485	-4.61%	0
2015	25.251561	22.657757	-10.27%	0
2014	27.226929	25.251561	-7.26%	0
2013	22.225107	27.226929	22.51%	0
2012	19.049874	22.225107	16.67%	0
2011	20.968773	19.049874	-9.15%	695
2010	19.708466	20.968773	6.39%	731
2009*	10.000000	19.708466	22.42%	728
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.615463	24.665098	4.44%	0
2016	20.760110	23.615463	13.75%	0
2015	22.680875	20.760110	-8.47%	0
2014	22.734341	22.680875	-0.24%	1,023
2013	21.015401	22.734341	8.18%	1,162
2012	18.094237	21.015401	16.14%	1,297

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.268311	26.423685	24.24%	0
2016	20.471332	21.268311	3.89%	0
2015	22.193329	20.471332	-7.76%	0
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.543238	18.509906	27.27%	0
2016	14.571299	14.543238	-0.19%	0
2015	13.296585	14.571299	9.59%	0
2014	12.521506	13.296585	6.19%	0
2013	9.771847	12.521506	28.14%	0
2012	8.059112	9.771847	21.25%	0
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	1,750
2009	5.936001	8.485500	42.95%	1,745
2008	10.888188	5.936001	-45.48%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.701701	10.927302	41.88%	1,017
2016	6.909362	7.701701	11.47%	1,254
2015	6.744261	6.909362	2.45%	1,651
2014	6.300016	6.744261	7.05%	0
2013	4.752960	6.300016	32.55%	0
2012	4.074849	4.752960	16.64%	392
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
2009	2.435792	3.741433	53.60%	0
2008	4.440934	2.435792	-45.15%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.088944	11.639921	28.07%	0
2016	9.950859	9.088944	-8.66%	0
2015	11.145776	9.950859	-10.72%	0
2014	12.952426	11.145776	-13.95%	0
2013	11.576847	12.952426	11.88%	0
2012	10.448598	11.576847	10.80%	0
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	22.40%	0
2009	7.351018	12.887263	75.31%	0
2008	15.719127	7.351018	-53.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	25.070974	27.924755	11.38%	0
2016	22.326293	25.070974	12.29%	0
2015	23.427332	22.326293	-4.70%	0
2014	20.789143	23.427332	12.69%	552
2013	16.050384	20.789143	29.52%	1,316
2012	13.620097	16.050384	17.84%	1,663
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	20.86%	0
2009	9.083373	11.266703	24.04%	0
2008	13.891722	9.083373	-34.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.701271	10.889730	25.15%	0
2016	7.358277	8.701271	18.25%	0
2015	9.401933	7.358277	-21.74%	0
2014*	10.000000	9.401933	-5.98%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.145601	23.680696	23.69%	0
2016	17.973672	19.145601	6.52%	0
2015	18.761859	17.973672	-4.20%	0
2014	20.717084	18.761859	-9.44%	0
2013	14.984707	20.717084	38.25%	0
2012	12.660997	14.984707	18.35%	883
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.646419	24.869924	14.89%	0
2016	19.432417	21.646419	11.39%	0
2015	20.036408	19.432417	-3.01%	0
2014	18.571448	20.036408	7.89%	0
2013	13.989788	18.571448	32.75%	0
2012	12.331947	13.989788	13.44%	0
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	8.88%	0
2009	9.695212	11.622595	19.88%	0
2008	14.724838	9.695212	-34.16%	1,844
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.277072	18.968719	24.16%	1,157
2016	15.026600	15.277072	1.67%	1,212
2015	14.436485	15.026600	4.09%	1,478
2014	14.580986	14.436485	-0.99%	2,478
2013	11.668920	14.580986	24.96%	916
2012	10.281748	11.668920	13.49%	1,147
2011	10.691901	10.281748	-3.84%	1,343
2010*	10.000000	10.691901	6.92%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.207001	12.697516	4.02%	2,462
2016	11.750057	12.207001	3.89%	2,360
2015	12.080770	11.750057	-2.74%	2,676
2014	11.441161	12.080770	5.59%	1,975
2013	11.723759	11.441161	-2.41%	0
2012	10.942818	11.723759	7.14%	0
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
2009	9.395771	10.085689	7.34%	0
2008	10.688043	9.395771	-12.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	30.666545	32.939768	7.41%	0
2016	28.332087	30.666545	8.24%	0
2015	29.266443	28.332087	-3.19%	0
2014	29.044001	29.266443	0.77%	0
2013	32.511918	29.044001	-10.67%	0
2012	28.154065	32.511918	15.48%	0
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	7.44%	0
2009	19.616237	25.006064	27.48%	0
2008	23.566661	19.616237	-16.76%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.239730	16.187400	13.68%	0
2016	13.776065	14.239730	3.37%	0
2015	15.033048	13.776065	-8.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	24.052114	25.591445	6.40%	419
2016	20.397560	24.052114	17.92%	440
2015	21.765763	20.397560	-6.29%	545
2014	19.654235	21.765763	10.74%	0
2013	15.220447	19.654235	29.13%	695
2012	13.559509	15.220447	12.25%	0
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	11.08%	0
2009*	10.000000	12.387847	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.434525	16.364238	13.37%	0
2016	13.525972	14.434525	6.72%	0
2015	13.681474	13.525972	-1.14%	0
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	2,416
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	1,651
2009	6.113361	8.306090	35.87%	1,765
2008	11.194081	6.113361	-45.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.262947	16.477378	15.53%	0
2016	12.357613	14.262947	15.42%	0
2015	13.471297	12.357613	-8.27%	0
2014	12.604644	13.471297	6.88%	0
2013	9.491927	12.604644	32.79%	1,101
2012	8.184717	9.491927	15.97%	0
2011	8.558961	8.184717	-4.37%	3,454
2010	7.551387	8.558961	13.34%	0
2009	6.000337	7.551387	25.85%	0
2008	9.727744	6.000337	-38.32%	2,868
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.036775	11.638074	15.95%	0
2016*	10.000000	10.036775	0.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.027450	18.842531	4.52%	549
2016	16.129657	18.027450	11.77%	551
2015	16.916780	16.129657	-4.65%	644
2014	16.849918	16.916780	0.40%	0
2013	16.074489	16.849918	4.82%	0
2012	14.333597	16.074489	12.15%	0
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	10.78%	0
2009	8.905997	12.729796	42.94%	0
2008	12.633128	8.905997	-29.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.576479	16.595991	22.24%	0
2016	12.206506	13.576479	11.22%	0
2015	12.604451	12.206506	-3.16%	0
2014	12.077767	12.604451	4.36%	0
2013	8.577867	12.077767	40.80%	0
2012	7.492851	8.577867	14.48%	0
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
2009	5.109202	7.650949	49.75%	0
2008*	10.000000	5.109202	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.951449	13.377010	22.15%	0
2016*	10.000000	10.951449	9.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.195222	17.646984	16.14%	0
2016	14.094970	15.195222	7.81%	0
2015	14.444093	14.094970	-2.42%	0
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.095767	13.269685	9.71%	0
2016	11.643302	12.095767	3.89%	0
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	0
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.295793	13.719987	11.58%	0
2016	11.765889	12.295793	4.50%	0
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.929585	12.193297	2.21%	0
2016	11.566411	11.929585	3.14%	0
2015	11.900236	11.566411	-2.81%	0
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.951398	11.485565	15.42%	0
2016	9.125140	9.951398	9.05%	0
2015*	10.000000	9.125140	-8.75%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.927954	11.064569	11.45%	0
2016	9.322795	9.927954	6.49%	0
2015*	10.000000	9.322795	-6.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.413272	22.739318	38.54%	0
2016	15.563329	16.413272	5.46%	0
2015	18.924578	15.563329	-17.76%	0
2014	20.457130	18.924578	-7.49%	0
2013	20.741327	20.457130	-1.37%	0
2012	18.075139	20.741327	14.75%	0
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	13.74%	0
2009	13.078884	20.911238	59.89%	0
2008	31.631293	13.078884	-58.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.126560	14.118991	-0.05%	0
2016	14.322516	14.126560	-1.37%	0
2015	14.645677	14.322516	-2.21%	0
2014	14.306163	14.645677	2.37%	0
2013	15.230769	14.306163	-6.07%	0
2012	15.096821	15.230769	0.89%	0
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	2.58%	47
2009	13.940684	14.014873	0.53%	348
2008	13.219192	13.940684	5.46%	3,121
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.192512	9.037922	-1.68%	0
2016	9.388433	9.192512	-2.09%	0
2015	9.589813	9.388433	-2.10%	0
2014	9.795516	9.589813	-2.10%	0
2013	10.005629	9.795516	-2.10%	0
2012	10.220847	10.005629	-2.11%	0
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-2.10%	0
2009	10.887553	10.663389	-2.06%	0
2008	10.897300	10.887553	-0.09%	3,335
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.474953	14.319051	24.79%	747
2016	11.619441	11.474953	-1.24%	840
2015	12.243028	11.619441	-5.09%	931
2014	12.562005	12.243028	-2.54%	0
2013	10.889479	12.562005	15.36%	0
2012	9.621794	10.889479	13.18%	0
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
2009	7.732144	9.819680	27.00%	0
2008	14.641898	7.732144	-47.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.107147	20.995238	15.95%	0
2016	16.894873	18.107147	7.18%	0
2015	17.431295	16.894873	-3.08%	0
2014	16.959706	17.431295	2.78%	0
2013	13.613905	16.959706	24.58%	0
2012	11.998455	13.613905	13.46%	0
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	12.22%	0
2009	9.127916	11.367379	24.53%	0
2008	14.763434	9.127916	-38.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.785361	13.228945	3.47%	0
2016	12.524829	12.785361	2.08%	0
2015	12.759715	12.524829	-1.84%	0
2014	12.545365	12.759715	1.71%	0
2013	12.223839	12.545365	2.63%	0
2012	11.872227	12.223839	2.96%	0
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	3.67%	0
2009	10.641051	11.363998	6.79%	0
2008	11.565930	10.641051	-8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.979789	17.667624	10.56%	0
2016	15.233471	15.979789	4.90%	0
2015	15.612506	15.233471	-2.43%	0
2014	15.161841	15.612506	2.97%	0
2013	13.279033	15.161841	14.18%	0
2012	12.241032	13.279033	8.48%	0
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	8.59%	0
2009	9.876294	11.519104	16.63%	0
2008	13.135149	9.876294	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.345032	19.814231	14.24%	0
2016	16.330928	17.345032	6.21%	0
2015	16.803902	16.330928	-2.81%	0
2014	16.353703	16.803902	2.75%	0
2013	13.649868	16.353703	19.81%	0
2012	12.256770	13.649868	11.37%	0
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	10.47%	0
2009	9.508317	11.579252	21.78%	0
2008	14.156450	9.508317	-32.83%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.617251	15.629408	6.92%	0
2016	14.124407	14.617251	3.49%	0
2015	14.431805	14.124407	-2.13%	0
2014	14.074326	14.431805	2.54%	0
2013	13.010715	14.074326	8.17%	0
2012	12.301439	13.010715	5.77%	0
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	6.24%	0
2009	10.331947	11.587882	12.16%	0
2008	12.422545	10.331947	-16.83%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.698591	28.293283	24.65%	0
2016	22.371500	22.698591	1.46%	0
2015	21.743957	22.371500	2.89%	0
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	1,148
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.910977	38.439809	13.36%	0
2016	28.794074	33.910977	17.77%	0
2015	30.176496	28.794074	-4.58%	0
2014	28.170076	30.176496	7.12%	0
2013	21.626789	28.170076	30.26%	0
2012	18.805798	21.626789	15.00%	0
2011	19.709896	18.805798	-4.59%	743
2010	15.952449	19.709896	23.55%	0
2009	11.915159	15.952449	33.88%	0
2008	19.156302	11.915159	-37.80%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.880689	16.532539	4.10%	0
2016	14.929448	15.880689	6.37%	0
2015	15.703604	14.929448	-4.93%	0
2014	15.440777	15.703604	1.70%	747
2013	15.951367	15.440777	-3.20%	832
2012	14.516142	15.951367	9.89%	844
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	8.27%	0
2009	10.655312	12.974880	21.77%	0
2008	13.159351	10.655312	-19.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.200257	19.949012	23.14%	0
2016	16.905521	16.200257	-4.17%	0
2015	17.353490	16.905521	-2.58%	0
2014	17.906309	17.353490	-3.09%	0
2013	15.070759	17.906309	18.81%	0
2012	13.280769	15.070759	13.48%	0
2011	14.959742	13.280769	-11.22%	0
2010	13.387684	14.959742	11.74%	0
2009*	10.000000	13.387684	33.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.589824	10.337990	20.35%	0
2016	8.337898	8.589824	3.02%	0
2015	8.976347	8.337898	-7.11%	0
2014*	10.000000	8.976347	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.105113	17.981043	27.48%	0
2016	14.098104	14.105113	0.05%	0
2015	13.922367	14.098104	1.26%	0
2014	12.877156	13.922367	8.12%	0
2013	9.761866	12.877156	31.91%	0
2012	8.570108	9.761866	13.91%	0
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	77
2009	6.274804	7.972276	27.05%	0
2008*	10.000000	6.274804	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.081023	19.154576	12.14%	0
2016	14.994719	17.081023	13.91%	0
2015	15.814772	14.994719	-5.19%	0
2014	14.616612	15.814772	8.20%	781
2013	11.023405	14.616612	32.60%	0
2012	9.558087	11.023405	15.33%	0
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.976794	15.649439	11.97%	0
2016	12.301852	13.976794	13.62%	0
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.238412	17.807092	25.06%	0
2016	13.659809	14.238412	4.24%	0
2015	13.978731	13.659809	-2.28%	0
2014	13.724828	13.978731	1.85%	0
2013	10.089645	13.724828	36.03%	0
2012	8.969733	10.089645	12.49%	0
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	0
2009	6.191135	7.704994	24.45%	0
2008*	10.000000	6.191135	-38.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.083617	20.155167	11.46%	536
2016	15.706927	18.083617	15.13%	574
2015	16.520612	15.706927	-4.93%	690
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	84
2009	6.662616	8.510135	27.73%	628
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	20.477439	25.045957	22.31%	0
2016	19.311643	20.477439	6.04%	0
2015	19.577893	19.311643	-1.36%	0
2014	19.451012	19.577893	0.65%	0
2013	13.769426	19.451012	41.26%	0
2012	12.399288	13.769426	11.05%	0
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	22.82%	0
2009	8.317740	10.379235	24.78%	0
2008	15.857723	8.317740	-47.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	38.575333	41.190553	6.78%	0
2016	31.286813	38.575333	23.30%	0
2015	34.006093	31.286813	-8.00%	0
2014	32.456415	34.006093	4.77%	0
2013	23.612536	32.456415	37.45%	423
2012	20.025792	23.612536	17.91%	0
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	23.95%	0
2009	14.068725	17.383929	23.56%	0
2008	21.181424	14.068725	-33.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	34.756965	38.618899	11.11%	0
2016	28.901441	34.756965	20.26%	0
2015	30.012248	28.901441	-3.70%	0
2014	30.408235	30.012248	-1.30%	0
2013	22.042961	30.408235	37.95%	0
2012	19.494691	22.042961	13.07%	0
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	22.69%	0
2009	13.031335	17.184831	31.87%	0
2008	21.535769	13.031335	-39.49%	1,378
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.330943	16.910562	18.00%	0
2016	13.140841	14.330943	9.06%	0
2015	13.298344	13.140841	-1.18%	0
2014	12.112212	13.298344	9.79%	0
2013	9.436856	12.112212	28.35%	0
2012	8.440043	9.436856	11.81%	0
2011	8.575366	8.440043	-1.58%	0
2010	7.720756	8.575366	11.07%	0
2009	6.254228	7.720756	23.45%	0
2008	10.931147	6.254228	-42.79%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.313796	13.881943	4.27%	764
2016	12.667600	13.313796	5.10%	718
2015	13.671809	12.667600	-7.35%	870
2014	10.835152	13.671809	26.18%	0
2013	10.740512	10.835152	0.88%	0
2012	9.475533	10.740512	13.35%	70
2011	9.087555	9.475533	4.27%	72
2010	7.130197	9.087555	27.45%	72
2009	5.566771	7.130197	28.08%	72
2008*	10.000000	5.566771	-44.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.757478	11.899736	21.96%	0
2016	9.568016	9.757478	1.98%	0
2015*	10.000000	9.568016	-4.32%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.382942	9.268302	-1.22%	0
2016	9.468210	9.382942	-0.90%	0
2015	9.653574	9.468210	-1.92%	0
2014	9.800861	9.653574	-1.50%	0
2013	9.949728	9.800861	-1.50%	0
2012	9.716253	9.949728	2.40%	0
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	0
2009	8.653074	9.600383	10.95%	0
2008	10.209798	8.653074	-15.25%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.873633	23.043471	15.95%	0
2016	18.476559	19.873633	7.56%	0
2015	18.960804	18.476559	-2.55%	0
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	777
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	15.121552	18.777717	24.18%	0
2016	15.792858	15.121552	-4.25%	0
2015	15.579573	15.792858	1.37%	0
2014	13.789014	15.579573	12.99%	0
2013	10.856101	13.789014	27.02%	0
2012	9.717483	10.856101	11.72%	0
2011	10.040868	9.717483	-3.22%	0
2010	9.373395	10.040868	7.12%	0
2009	6.625054	9.373395	41.48%	0
2008	12.421728	6.625054	-46.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.480565	18.259388	26.10%	0
2016	14.452957	14.480565	0.19%	0
2015	13.848146	14.452957	4.37%	0
2014	13.371796	13.848146	3.56%	0
2013	10.044152	13.371796	33.13%	0
2012	8.810960	10.044152	14.00%	0
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0
2009	5.494813	7.133537	29.82%	0
2008	11.020395	5.494813	-50.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.433170	21.988383	33.80%	0
2016	16.770975	16.433170	-2.01%	0
2015	16.480733	16.770975	1.76%	0
2014	16.457039	16.480733	0.14%	0
2013	13.204197	16.457039	24.63%	0
2012	11.122788	13.204197	18.71%	0
2011	12.388006	11.122788	-10.21%	0
2010	10.911468	12.388006	13.53%	0
2009	7.974083	10.911468	36.84%	0
2008	13.618564	7.974083	-41.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.962223	10.365386	4.05%	0
2016	9.551335	9.962223	4.30%	0
2015	9.981882	9.551335	-4.31%	0
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	15.874737	18.170552	14.46%	0
2016	14.526689	15.874737	9.28%	0
2015	14.360340	14.526689	1.16%	0
2014	13.250154	14.360340	8.38%	0
2013	10.270817	13.250154	29.01%	0
2012	8.977043	10.270817	14.41%	0
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0
2009	6.423663	8.067561	25.59%	0
2008	10.664296	6.423663	-39.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.934477	18.927012	11.77%	550
2016	14.651582	16.934477	15.58%	641
2015	15.904134	14.651582	-7.88%	742
2014	14.513322	15.904134	9.58%	0
2013	10.512565	14.513322	38.06%	0
2012	9.101467	10.512565	15.50%	0
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
2009	5.858400	7.868634	34.31%	0
2008	9.625704	5.858400	-39.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	1,279
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.221931	10.986635	7.48%	0
2016	9.222063	10.221931	10.84%	0
2015	9.648079	9.222063	-4.42%	0
2014*	10.000000	9.648079	-3.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	1,131
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	2,680
2009*	10.000000	10.890926	8.91%	2,651
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.486767	12.672948	1.49%	0
2016	12.124973	12.486767	2.98%	0
2015	12.729345	12.124973	-4.75%	0
2014	12.612502	12.729345	0.93%	0
2013	14.191087	12.612502	-11.12%	0
2012	13.329372	14.191087	6.46%	0
2011	12.191864	13.329372	9.33%	0
2010	11.519022	12.191864	5.84%	0
2009	9.942088	11.519022	15.86%	0
2008	10.922608	9.942088	-8.98%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	14.045276	14.427889	2.72%	0
2016	13.970516	14.045276	0.54%	0
2015	14.208307	13.970516	-1.67%	0
2014	13.918634	14.208307	2.08%	0
2013	14.500770	13.918634	-4.01%	0
2012	13.515160	14.500770	7.29%	0
2011	13.323983	13.515160	1.43%	0
2010	12.588446	13.323983	5.84%	0
2009	11.276554	12.588446	11.63%	0
2008	10.996253	11.276554	2.55%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	2,511
2012	9.950190	10.666107	7.20%	1,258
2011*	10.000000	9.950190	-0.50%	2,805
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.781293	12.122015	23.93%	0
2016*	10.000000	9.781293	-2.19%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.410182	12.780273	2.98%	0
2016	10.588400	12.410182	17.21%	0
2015	12.354790	10.588400	-14.30%	0
2014	13.088216	12.354790	-5.60%	0
2013	11.049891	13.088216	18.45%	0
2012	10.489748	11.049891	5.34%	0
2011	12.189519	10.489748	-13.94%	0
2010	9.580343	12.189519	27.23%	0
2009	6.191846	9.580343	54.73%	0
2008	11.149342	6.191846	-44.46%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.485092	33.011409	24.64%	315
2016	30.298435	26.485092	-12.59%	355
2015	27.516881	30.298435	10.11%	370
2014	21.418935	27.516881	28.47%	481
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	26.061954	38.539036	47.87%	0
2016	26.592131	26.061954	-1.99%	0
2015	31.582040	26.592131	-15.80%	0
2014	32.394086	31.582040	-2.51%	0
2013	29.538293	32.394086	9.67%	410
2012	23.244444	29.538293	27.08%	484
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	24.18%	0
2009	12.336027	25.746103	108.71%	0
2008	35.779705	12.336027	-65.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	26.922511	25.911156	-3.76%	0
2016	19.134559	26.922511	40.70%	0
2015	29.368821	19.134559	-34.85%	0
2014	37.084104	29.368821	-20.80%	0
2013	34.269654	37.084104	8.21%	0
2012	33.860125	34.269654	1.21%	0
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	26.52%	0
2009	21.213903	32.717365	54.23%	0
2008	40.223141	21.213903	-47.26%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.449870	19.128326	23.81%	0
2016	15.188693	15.449870	1.72%	0
2015	16.013174	15.188693	-5.15%	0
2014	14.842770	16.013174	7.89%	0
2013	11.320220	14.842770	31.12%	0
2012	9.944695	11.320220	13.83%	0
2011	10.901917	9.944695	-8.78%	0
2010	9.912029	10.901917	9.99%	0
2009	7.968312	9.912029	24.39%	0
2008	13.100195	7.968312	-39.17%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.579422	27.823107	23.22%	0
2016	21.404279	22.579422	5.49%	0
2015	22.512423	21.404279	-4.92%	0
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.886600	30.795422	10.43%	0
2016	22.835937	27.886600	22.12%	0
2015	24.746895	22.835937	-7.72%	0
2014	23.213940	24.746895	6.60%	0
2013	17.236659	23.213940	34.68%	0
2012	14.869912	17.236659	15.92%	0
2011	16.629927	14.869912	-10.58%	0
2010	13.425261	16.629927	23.87%	0
2009	9.617617	13.425261	39.59%	0
2008	15.298059	9.617617	-37.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.075080	12.250029	1.45%	0
2016	11.821028	12.075080	2.15%	0
2015	12.386519	11.821028	-4.57%	0
2014	12.254320	12.386519	1.08%	0
2013	13.683949	12.254320	-10.45%	0
2012	13.023453	13.683949	5.07%	0
2011	11.909933	13.023453	9.35%	0
2010	11.578828	11.909933	2.86%	0
2009	10.736525	11.578828	7.85%	0
2008	11.149561	10.736525	-3.70%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.148752	17.860987	17.90%	188
2016	13.641273	15.148752	11.05%	124
2015	14.771276	13.641273	-7.65%	0
2014	13.418082	14.771276	10.08%	0
2013	10.096140	13.418082	32.90%	0
2012	8.992572	10.096140	12.27%	0
2011	8.912386	8.992572	0.90%	0
2010	7.979243	8.912386	11.69%	0
2009	6.905005	7.979243	15.56%	0
2008	10.788333	6.905005	-36.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	11.619980	14.919490	28.40%	0
2016	12.565533	11.619980	-7.52%	0
2015	12.745026	12.565533	-1.41%	0
2014	13.784189	12.745026	-7.54%	0
2013	11.507888	13.784189	19.78%	0
2012	9.707097	11.507888	18.55%	0
2011	11.278286	9.707097	-13.93%	0
2010	10.173470	11.278286	10.86%	0
2009	7.772588	10.173470	30.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.469043	23.465658	9.30%	0
2016	17.857903	21.469043	20.22%	0
2015	18.515602	17.857903	-3.55%	0
2014	16.253102	18.515602	13.92%	0
2013	12.765615	16.253102	27.32%	0
2012	11.215490	12.765615	13.82%	0
2011	11.541476	11.215490	-2.82%	0
2010	9.890566	11.541476	16.69%	0
2009	7.778587	9.890566	27.15%	0
2008	10.508294	7.778587	-25.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	24.409485	25.975669	6.42%	0
2016	20.704031	24.409485	17.90%	0
2015	22.014104	20.704031	-5.95%	0
2014	19.895417	22.014104	10.65%	0
2013	15.435240	19.895417	28.90%	0
2012	13.768348	15.435240	12.11%	0
2011	13.928954	13.768348	-1.15%	0
2010	12.550165	13.928954	10.99%	0
2009	10.700461	12.550165	17.29%	56
2008	14.935036	10.700461	-28.35%	29
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.148950	1.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	0
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	26.245521	28.868390	9.99%	0
2016	21.332281	26.245521	23.03%	0
2015	22.321024	21.332281	-4.43%	0
2014	21.700113	22.321024	2.86%	0
2013	15.759956	21.700113	37.69%	0
2012	13.916337	15.759956	13.25%	0
2011	14.141917	13.916337	-1.60%	0
2010	11.485886	14.141917	23.12%	0
2009	9.388653	11.485886	22.34%	0
2008	13.888963	9.388653	-32.40%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	15.122313	17.985676	18.93%	0
2016	13.834060	15.122313	9.31%	0
2015	13.983228	13.834060	-1.07%	0
2014	12.599086	13.983228	10.99%	0
2013	9.752317	12.599086	29.19%	913
2012	8.611776	9.752317	13.24%	913
2011	8.638401	8.611776	-0.31%	913
2010	7.687382	8.638401	12.37%	913
2009	6.218655	7.687382	23.62%	1,712
2008	10.110963	6.218655	-38.50%	1,408

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	12.103801	13.660534	12.86%	0
2016	11.206496	12.103801	8.01%	0
2015	11.830710	11.206496	-5.28%	0
2014	10.656994	11.830710	11.01%	0
2013	8.106810	10.656994	31.46%	0
2012	7.399300	8.106810	9.56%	0
2011	7.493999	7.399300	-1.26%	0
2010	6.670270	7.493999	12.35%	0
2009	5.096463	6.670270	30.88%	0
2008	7.943025	5.096463	-35.84%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.414813	17.961401	24.60%	0
2016	13.651609	14.414813	5.59%	0
2015	14.304702	13.651609	-4.57%	0
2014	13.524641	14.304702	5.77%	0
2013	11.413126	13.524641	18.50%	0
2012	10.562751	11.413126	8.05%	0
2011	9.901921	10.562751	6.67%	0
2010	8.775175	9.901921	12.84%	0
2009	7.317274	8.775175	19.92%	0
2008	10.615188	7.317274	-31.07%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.518030	15.743128	25.76%	0
2016	12.980021	12.518030	-3.56%	0
2015	13.636315	12.980021	-4.81%	0
2014	15.368370	13.636315	-11.27%	0
2013	12.769644	15.368370	20.35%	0
2012	11.583674	12.769644	10.24%	0
2011	14.521679	11.583674	-20.23%	0
2010	14.207547	14.521679	2.21%	0
2009	11.086020	14.207547	28.16%	0
2008	18.076369	11.086020	-38.67%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.464944	20.088506	22.01%	0
2016	14.372154	16.464944	14.56%	0
2015	15.030192	14.372154	-4.38%	0
2014	15.119449	15.030192	-0.59%	0
2013	10.401554	15.119449	45.36%	0
2012	8.817436	10.401554	17.97%	0
2011	10.459073	8.817436	-15.70%	0
2010	8.149953	10.459073	28.33%	0
2009	6.608412	8.149953	23.33%	0
2008	10.822434	6.608412	-38.94%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.178055	10.302683	1.22%	0
2016	9.547012	10.178055	6.61%	0
2015	9.854557	9.547012	-3.12%	0
2014*	10.000000	9.854557	-1.45%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.608729	15.890454	1.80%	0
2016	15.363215	15.608729	1.60%	0
2015	15.739120	15.363215	-2.39%	257
2014	15.497114	15.739120	1.56%	257
2013	15.675394	15.497114	-1.14%	257
2012	14.601140	15.675394	7.36%	257
2011	14.589538	14.601140	0.08%	257
2010	13.741405	14.589538	6.17%	4
2009	11.660402	13.741405	17.85%	44
2008	12.853350	11.660402	-9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.251558	14.652120	10.57%	0
2016	12.863053	13.251558	3.02%	0
2015	13.186834	12.863053	-2.46%	0
2014	12.914858	13.186834	2.11%	0
2013	11.639705	12.914858	10.96%	0
2012	10.651392	11.639705	9.28%	0
2011	10.915928	10.651392	-2.42%	0
2010	9.895266	10.915928	10.31%	0
2009	8.145331	9.895266	21.48%	0
2008	11.110641	8.145331	-26.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.218712	15.065942	13.97%	0
2016	12.738613	13.218712	3.77%	0
2015	13.066415	12.738613	-2.51%	0
2014	12.758444	13.066415	2.41%	0
2013	11.244637	12.758444	13.46%	0
2012	10.153268	11.244637	10.75%	0
2011	10.493911	10.153268	-3.25%	0
2010	9.364543	10.493911	12.06%	0
2009	7.431712	9.364543	26.01%	0
2008	11.287639	7.431712	-34.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.468012	15.922984	18.23%	0
2016	12.920661	13.468012	4.24%	0
2015	13.249102	12.920661	-2.48%	0
2014	12.912506	13.249102	2.61%	0
2013	10.861265	12.912506	18.89%	0
2012	9.612260	10.861265	12.99%	0
2011	10.095231	9.612260	-4.78%	0
2010	8.893878	10.095231	13.51%	0
2009	6.917020	8.893878	28.58%	0
2008	11.416142	6.917020	-39.41%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	21.443689	25.550835	19.15%	0
2016	20.306884	21.443689	5.60%	0
2015	20.637980	20.306884	-1.60%	0
2014	18.862503	20.637980	9.41%	0
2013	14.698742	18.862503	28.33%	0
2012	12.916044	14.698742	13.80%	0
2011	13.556769	12.916044	-4.73%	0
2010	11.830371	13.556769	14.59%	0
2009	8.911892	11.830371	32.75%	674
2008	15.871738	8.911892	-43.85%	433
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	9.964059	9.479815	-4.86%	0
2016	7.626927	9.964059	30.64%	0
2015	9.835694	7.626927	-22.46%	0
2014	11.523108	9.835694	-14.64%	0
2013	9.485812	11.523108	21.48%	0
2012	9.256514	9.485812	2.48%	8
2011	9.978366	9.256514	-7.23%	8
2010	8.557987	9.978366	16.60%	8
2009	5.926591	8.557987	44.40%	8
2008	13.284760	5.926591	-55.39%	8
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.295750	17.988311	10.39%	37
2016	14.124133	16.295750	15.38%	37
2015	15.049848	14.124133	-6.15%	37
2014	14.156464	15.049848	6.31%	37
2013	11.301561	14.156464	25.26%	37
2012	9.856356	11.301561	14.66%	37
2011	9.986715	9.856356	-1.31%	37
2010	8.867966	9.986715	12.62%	37
2009	6.969743	8.867966	27.24%	738
2008	12.432583	6.969743	-43.94%	457

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	11.893310	15.642169	31.52%	0
2016	12.123959	11.893310	-1.90%	0
2015	11.746474	12.123959	3.21%	0
2014	10.708497	11.746474	9.69%	0
2013	7.942967	10.708497	34.82%	0
2012	6.795301	7.942967	16.89%	0
2011	6.796107	6.795301	-0.01%	0
2010	5.616700	6.796107	21.00%	0
2009	3.939131	5.616700	42.59%	0
2008	8.958660	3.939131	-56.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.365691	17.657422	32.11%	268
2016	13.561783	13.365691	-1.45%	280
2015	12.946673	13.561783	4.75%	0
2014	11.899766	12.946673	8.80%	0
2013	8.928600	11.899766	33.28%	0
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0
2009	5.340836	6.697024	25.39%	0
2008	10.344749	5.340836	-48.37%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.124378	13.751136	4.78%	0
2016	11.726511	13.124378	11.92%	0
2015	12.451872	11.726511	-5.83%	0
2014	12.590184	12.451872	-1.10%	0
2013	12.152961	12.590184	3.60%	0
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
2009	6.827674	9.605582	40.69%	0
2008	9.311628	6.827674	-26.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	12.931107	13.180033	1.93%	0
2016	12.629916	12.931107	2.38%	0
2015	12.999186	12.629916	-2.84%	0
2014	12.561975	12.999186	3.48%	0
2013	13.085270	12.561975	-4.00%	0
2012	12.644074	13.085270	3.49%	0
2011	12.052304	12.644074	4.91%	0
2010	11.438654	12.052304	5.36%	0
2009	10.105926	11.438654	13.19%	0
2008	10.685432	10.105926	-5.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.227930	19.167899	18.12%	236
2016	14.791815	16.227930	9.71%	231
2015	15.347062	14.791815	-3.62%	0
2014	14.769158	15.347062	3.91%	0
2013	11.093038	14.769158	33.14%	0
2012	9.879986	11.093038	12.28%	9
2011	11.308667	9.879986	-12.63%	9
2010	8.979490	11.308667	25.94%	9
2009	6.554095	8.979490	37.01%	9
2008	11.073276	6.554095	-40.81%	9
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.470988	14.604332	27.32%	0
2016	12.355141	11.470988	-7.16%	0
2015	12.200797	12.355141	1.27%	0
2014	13.576957	12.200797	-10.14%	0
2013	10.642284	13.576957	27.58%	0
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
2009	8.144178	10.075911	23.72%	0
2008	14.827724	8.144178	-45.07%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.141793	1.42%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	20.549939	23.972624	16.66%	0
2016	19.182045	20.549939	7.13%	0
2015	20.221303	19.182045	-5.14%	0
2014	19.369370	20.221303	4.40%	0
2013	15.174749	19.369370	27.64%	0
2012	12.202008	15.174749	24.36%	0
2011	13.680146	12.202008	-10.80%	0
2010	11.055685	13.680146	23.74%	0
2009	7.178428	11.055685	54.01%	0
2008	15.026637	7.178428	-52.23%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.561860	17.933115	8.28%	0
2016	13.000173	16.561860	27.40%	0
2015	14.345597	13.000173	-9.38%	0
2014	14.577642	14.345597	-1.59%	0
2013	10.935084	14.577642	33.31%	0
2012	9.440061	10.935084	15.84%	0
2011	10.024027	9.440061	-5.83%	0
2010	7.989297	10.024027	25.47%	0
2009	6.321721	7.989297	26.38%	0
2008	9.645600	6.321721	-34.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.826579	16.978197	14.51%	0
2016	14.095707	14.826579	5.19%	0
2015	15.375495	14.095707	-8.32%	0
2014	17.633188	15.375495	-12.80%	0
2013	14.618237	17.633188	20.62%	0
2012	12.597475	14.618237	16.04%	0
2011	14.375381	12.597475	-12.37%	0
2010	13.518237	14.375381	6.34%	0
2009	10.059035	13.518237	34.39%	0
2008	17.201456	10.059035	-41.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.260373	9.432667	14.19%	0
2016	7.876227	8.260373	4.88%	0
2015	8.608276	7.876227	-8.50%	0
2014*	10.000000	8.608276	-13.92%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.375273	9.350919	-0.26%	0
2016	9.307202	9.375273	0.73%	0
2015	9.939633	9.307202	-6.36%	0
2014*	10.000000	9.939633	-0.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.645687	13.112040	12.59%	0
2016	10.782071	11.645687	8.01%	0
2015	11.092906	10.782071	-2.80%	0
2014	10.796370	11.092906	2.75%	0
2013	9.249681	10.796370	16.72%	0
2012	8.109574	9.249681	14.06%	0
2011	9.843373	8.109574	-17.61%	0
2010	8.695245	9.843373	13.20%	0
2009	7.421983	8.695245	17.16%	0
2008	12.311099	7.421983	-39.71%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.101785	17.203797	22.00%	0
2016	13.263097	14.101785	6.32%	0
2015	13.565316	13.263097	-2.23%	0
2014	12.263084	13.565316	10.62%	0
2013	9.601887	12.263084	27.72%	0
2012	8.475039	9.601887	13.30%	0
2011	9.052560	8.475039	-6.38%	0
2010	7.450232	9.052560	21.51%	0
2009	5.288832	7.450232	40.87%	0
2008	9.003635	5.288832	-41.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.225281	15.923124	11.94%	0
2016	13.458289	14.225281	5.70%	0
2015	13.739287	13.458289	-2.05%	0
2014	13.158186	13.739287	4.42%	0
2013	11.761743	13.158186	11.87%	0
2012	10.610894	11.761743	10.85%	0
2011	10.773095	10.610894	-1.51%	0
2010	9.957913	10.773095	8.19%	0
2009	8.100581	9.957913	22.93%	0
2008	11.371892	8.100581	-28.77%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.597269	18.641204	12.31%	0
2016	13.821366	16.597269	20.08%	0
2015	14.821824	13.821366	-6.75%	0
2014	14.076131	14.821824	5.30%	0
2013	10.798737	14.076131	30.35%	0
2012	9.555165	10.798737	13.01%	0
2011	10.208421	9.555165	-6.40%	0
2010	8.946146	10.208421	14.11%	0
2009	6.873742	8.946146	30.15%	0
2008	11.409262	6.873742	-39.75%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.228747	17.910322	3.96%	0
2016	14.981612	17.228747	15.00%	0
2015	15.940916	14.981612	-6.02%	0
2014	15.891709	15.940916	0.31%	0
2013	15.124305	15.891709	5.07%	0
2012	13.456717	15.124305	12.39%	0
2011	13.756740	13.456717	-2.18%	0
2010	12.179395	13.756740	12.95%	0
2009	7.205015	12.179395	69.04%	0
2008	10.516215	7.205015	-31.49%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.250106	20.548775	1.47%	0
2016	16.344937	20.250106	23.89%	0
2015	17.888038	16.344937	-8.63%	0
2014	18.537225	17.888038	-3.50%	0
2013	13.848770	18.537225	33.85%	0
2012	11.843363	13.848770	16.93%	0
2011	12.687815	11.843363	-6.66%	0
2010	10.638214	12.687815	19.27%	0
2009	6.972203	10.638214	52.58%	0
2008	11.602651	6.972203	-39.91%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.322015	20.387108	11.27%	0
2016	14.771392	18.322015	24.04%	0
2015	16.196392	14.771392	-8.80%	0
2014	16.402545	16.196392	-1.26%	0
2013	12.572994	16.402545	30.46%	0
2012	10.971653	12.572994	14.60%	0
2011	12.120710	10.971653	-9.48%	0
2010	10.515241	12.120710	15.27%	0
2009	7.466463	10.515241	40.83%	0
2008	10.667118	7.466463	-30.00%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.303718	18.327355	19.76%	0
2016	13.784303	15.303718	11.02%	0
2015	14.271953	13.784303	-3.42%	0
2014	13.405680	14.271953	6.46%	0
2013	9.693128	13.405680	38.30%	0
2012	8.880486	9.693128	9.15%	0
2011	9.256582	8.880486	-4.06%	0
2010	7.271287	9.256582	27.30%	0
2009	5.496544	7.271287	32.29%	0
2008	10.644384	5.496544	-48.36%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.290139	18.194015	27.32%	0
2016	13.431830	14.290139	6.39%	0
2015	13.012509	13.431830	3.22%	0
2014	11.540024	13.012509	12.76%	0
2013	9.193982	11.540024	25.52%	0
2012	8.487096	9.193982	8.33%	0
2011	9.064953	8.487096	-6.37%	0
2010	7.941818	9.064953	14.14%	0
2009	6.089587	7.941818	30.42%	0
2008	9.889893	6.089587	-38.43%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.374161	17.912047	24.61%	0
2016	14.363379	14.374161	0.08%	0
2015	13.979099	14.363379	2.75%	0
2014	13.174388	13.979099	6.11%	0
2013	9.607519	13.174388	37.13%	0
2012*	10.000000	9.607519	-3.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.119150	20.036900	24.30%	0
2016	16.146673	16.119150	-0.17%	0
2015	15.753186	16.146673	2.50%	0
2014	14.883538	15.753186	5.84%	0
2013	10.880461	14.883538	36.79%	0
2012	9.806315	10.880461	10.95%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.698820	19.601263	10.75%	0
2016	16.403003	17.698820	7.90%	0
2015	17.789980	16.403003	-7.80%	0
2014	16.811394	17.789980	5.82%	0
2013	13.292631	16.811394	26.47%	0
2012	11.929341	13.292631	11.43%	0
2011	12.198633	11.929341	-2.21%	0
2010	11.379168	12.198633	7.20%	0
2009	9.064217	11.379168	25.54%	0
2008	13.260757	9.064217	-31.65%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.067943	15.284984	8.65%	0
2016	12.487442	14.067943	12.66%	0
2015	13.061459	12.487442	-4.39%	0
2014	12.242398	13.061459	6.69%	0
2013	9.994393	12.242398	22.49%	0
2012	9.073415	9.994393	10.15%	0
2011*	10.000000	9.073415	-9.27%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.698132	12.941144	10.63%	0
2016	11.715414	11.698132	-0.15%	0
2015	12.152757	11.715414	-3.60%	0
2014	10.835504	12.152757	12.16%	0
2013	10.781091	10.835504	0.50%	0
2012	8.600095	10.781091	25.36%	0
2011	9.400603	8.600095	-8.52%	0
2010	8.175189	9.400603	14.99%	0
2009	6.352197	8.175189	28.70%	0
2008	11.728659	6.352197	-45.84%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.716250	20.080230	13.34%	0
2016	20.448135	17.716250	-13.36%	0
2015	20.256769	20.448135	0.94%	0
2014	17.299150	20.256769	17.10%	0
2013	12.579158	17.299150	37.52%	0
2012	10.633820	12.579158	18.29%	0
2011	10.454076	10.633820	1.72%	0
2010	10.146614	10.454076	3.03%	0
2009	8.121826	10.146614	24.93%	0
2008	11.628617	8.121826	-30.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	18.980279	22.845833	20.37%	0
2016	19.484175	18.980279	-2.59%	0
2015	20.390219	19.484175	-4.44%	0
2014	20.769464	20.390219	-1.83%	0
2013	17.834681	20.769464	16.46%	0
2012	15.776872	17.834681	13.04%	0
2011	17.288451	15.776872	-8.74%	0
2010	15.654328	17.288451	10.44%	0
2009	11.829278	15.654328	32.34%	0
2008	20.277978	11.829278	-41.66%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.271673	15.862825	19.52%	0
2016	13.485313	13.271673	-1.58%	0
2015	13.639549	13.485313	-1.13%	0
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.437625	24.811434	15.74%	0
2016	22.484851	21.437625	-4.66%	0
2015	25.071679	22.484851	-10.32%	0
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
2009*	10.000000	19.618135	22.36%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.423352	24.451990	4.39%	0
2016	20.601719	23.423352	13.70%	0
2015	22.519344	20.601719	-8.52%	0
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.142851	26.254448	24.18%	0
2016	20.360944	21.142851	3.84%	0
2015	22.084944	20.360944	-7.81%	0
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.418024	18.341194	27.21%	314
2016	14.453210	14.418024	-0.24%	260
2015	13.195560	14.453210	9.53%	0
2014	12.432715	13.195560	6.14%	0
2013	9.707502	12.432715	28.07%	0
2012	8.010134	9.707502	21.19%	10
2011	8.796429	8.010134	-8.94%	10
2010	8.442557	8.796429	4.19%	10
2009	5.908972	8.442557	42.88%	10
2008	10.844174	5.908972	-45.51%	10
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.635398	10.827720	41.81%	0
2016	6.853367	7.635398	11.41%	0
2015	6.693018	6.853367	2.40%	0
2014	6.255344	6.693018	7.00%	0
2013	4.721666	6.255344	32.48%	0
2012	4.050083	4.721666	16.58%	0
2011	4.531216	4.050083	-10.62%	0
2010	3.722508	4.531216	21.72%	0
2009	2.424699	3.722508	53.52%	0
2008	4.422984	2.424699	-45.18%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.010653	11.533778	28.00%	0
2016	9.870180	9.010653	-8.71%	0
2015	11.061069	9.870180	-10.77%	0
2014	12.860565	11.061069	-13.99%	0
2013	11.500607	12.860565	11.83%	380
2012	10.385109	11.500607	10.74%	387
2011	15.685566	10.385109	-33.79%	0
2010	12.822056	15.685566	22.33%	0
2009	7.317560	12.822056	75.22%	0
2008	15.655600	7.317560	-53.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	24.909429	27.730692	11.33%	0
2016	22.193726	24.909429	12.24%	0
2015	23.300124	22.193726	-4.75%	0
2014	20.686826	23.300124	12.63%	0
2013	15.979552	20.686826	29.46%	0
2012	13.566941	15.979552	17.78%	0
2011	13.571163	13.566941	-0.03%	0
2010	11.234179	13.571163	20.80%	0
2009	9.061770	11.234179	23.97%	0
2008	13.865792	9.061770	-34.65%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.689436	10.869389	25.09%	0
2016	7.352013	8.689436	18.19%	0
2015	9.398728	7.352013	-21.78%	0
2014*	10.000000	9.398728	-6.01%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.002634	23.491900	23.62%	0
2016	17.848547	19.002634	6.47%	0
2015	18.640768	17.848547	-4.25%	0
2014	20.593904	18.640768	-9.48%	0
2013	14.903213	20.593904	38.18%	0
2012	12.598600	14.903213	18.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.484916	24.671808	14.83%	0
2016	19.297258	21.484916	11.34%	0
2015	19.907222	19.297258	-3.06%	0
2014	18.461134	19.907222	7.83%	0
2013	13.913789	18.461134	32.68%	0
2012	12.271241	13.913789	13.39%	0
2011	12.599085	12.271241	-2.60%	0
2010	11.577186	12.599085	8.83%	0
2009	9.662266	11.577186	19.82%	0
2008	14.682307	9.662266	-34.19%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.225177	18.894659	24.10%	0
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.140684	12.622082	3.97%	0
2016	11.692172	12.140684	3.84%	0
2015	12.027407	11.692172	-2.79%	0
2014	11.396447	12.027407	5.54%	0
2013	11.683897	11.396447	-2.46%	0
2012	10.911197	11.683897	7.08%	0
2011	10.554196	10.911197	3.38%	0
2010	10.066795	10.554196	4.84%	0
2009	9.382969	10.066795	7.29%	0
2008	10.678933	9.382969	-12.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	30.391192	32.627383	7.36%	9
2016	28.092012	30.391192	8.18%	9
2015	29.033278	28.092012	-3.24%	9
2014	28.827343	29.033278	0.71%	9
2013	32.285889	28.827343	-10.71%	9
2012	27.972646	32.285889	15.42%	9
2011	26.707310	27.972646	4.74%	9
2010	24.870294	26.707310	7.39%	9
2009	19.519697	24.870294	27.41%	9
2008	23.462671	19.519697	-16.81%	9
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.133448	16.058408	13.62%	0
2016	13.680217	14.133448	3.31%	0
2015	14.936083	13.680217	-8.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	23.958155	25.478477	6.35%	29
2016	20.328229	23.958155	17.86%	29
2015	21.702871	20.328229	-6.33%	29
2014	19.607458	21.702871	10.69%	29
2013	15.191978	19.607458	29.06%	29
2012	13.541071	15.191978	12.19%	29
2011	13.749084	13.541071	-1.51%	29
2010	12.383633	13.749084	11.03%	32
2009*	10.000000	12.383633	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.356105	16.267056	13.31%	0
2016	13.459339	14.356105	6.66%	0
2015	13.621024	13.459339	-1.19%	0
2014	13.258642	13.621024	2.73%	0
2013	10.990690	13.258642	20.64%	0
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
2009	7.425270	8.966848	20.76%	0
2008	10.806270	7.425270	-31.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.719359	10.826425	1.00%	0
2016	10.671398	10.719359	0.45%	0
2015	10.931131	10.671398	-2.38%	0
2014	10.641514	10.931131	2.72%	0
2013	11.162660	10.641514	-4.67%	0
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	3.71%	0
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.724805	18.871373	28.16%	0
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	9
2011	10.834550	9.615008	-11.26%	9
2010	9.948218	10.834550	8.91%	9
2009	7.179740	9.948218	38.56%	9
2008	11.957998	7.179740	-39.96%	9

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.566221	16.186356	19.31%	0
2016	12.479772	13.566221	8.71%	0
2015	12.616898	12.479772	-1.09%	0
2014	11.697730	12.616898	7.86%	0
2013	8.990572	11.697730	30.11%	0
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
2009	5.908398	7.555705	27.88%	0
2008	9.749596	5.908398	-39.40%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.134906	16.321155	15.47%	0
2016	12.252912	14.134906	15.36%	0
2015	13.363997	12.252912	-8.31%	0
2014	12.510638	13.363997	6.82%	0
2013	9.425944	12.510638	32.73%	0
2012	8.131985	9.425944	15.91%	0
2011	8.508146	8.131985	-4.42%	0
2010	7.510386	8.508146	13.29%	7
2009	5.970793	7.510386	25.79%	66
2008	9.684811	5.970793	-38.35%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.033381	11.628204	15.90%	0
2016*	10.000000	10.033381	0.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	17.865613	18.663866	4.47%	0
2016	15.992991	17.865613	11.71%	0
2015	16.782026	15.992991	-4.70%	0
2014	16.724242	16.782026	0.35%	0
2013	15.962762	16.724242	4.77%	0
2012	14.241263	15.962762	12.09%	0
2011	14.018235	14.241263	1.59%	0
2010	12.660695	14.018235	10.72%	0
2009	8.862173	12.660695	42.86%	0
2008	12.577397	8.862173	-29.54%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.516515	16.514288	22.18%	0
2016	12.158783	13.516515	11.17%	0
2015	12.561591	12.158783	-3.21%	0
2014	12.042841	12.561591	4.31%	0
2013	8.557434	12.042841	40.73%	0
2012	7.478822	8.557434	14.42%	0
2011	8.647619	7.478822	-13.52%	0
2010	7.644429	8.647619	13.12%	0
2009	5.107449	7.644429	49.67%	0
2008*	10.000000	5.107449	-48.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.947744	13.365667	22.09%	0
2016*	10.000000	10.947744	9.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.128126	17.560119	16.08%	0
2016	14.039889	15.128126	7.75%	0
2015	14.395004	14.039889	-2.47%	0
2014	13.301011	14.395004	8.22%	0
2013	9.795668	13.301011	35.78%	0
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.042402	13.204415	9.65%	0
2016	11.597835	12.042402	3.83%	0
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.418161	11.700181	12.31%	0
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	272
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.876907	12.133267	2.16%	0
2016	11.521198	11.876907	3.09%	0
2015	11.859767	11.521198	-2.85%	0
2014	11.537117	11.859767	2.80%	0
2013	12.020409	11.537117	-4.02%	0
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	4.76%	0
2009	9.802132	10.433971	6.45%	0
2008*	10.000000	9.802132	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.942931	11.469963	15.36%	0
2016	9.122015	9.942931	9.00%	0
2015*	10.000000	9.122015	-8.78%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.919510	11.049527	11.39%	0
2016	9.319611	9.919510	6.44%	0
2015*	10.000000	9.319611	-6.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.277608	22.539896	38.47%	0
2016	15.442543	16.277608	5.41%	0
2015	18.787322	15.442543	-17.80%	0
2014	20.319139	18.787322	-7.54%	0
2013	20.611954	20.319139	-1.42%	0
2012	17.971587	20.611954	14.69%	0
2011	23.659935	17.971587	-24.04%	0
2010	20.812659	23.659935	13.68%	0
2009	13.023874	20.812659	59.80%	0
2008	31.514424	13.023874	-58.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.999751	13.985123	-0.10%	23
2016	14.201179	13.999751	-1.42%	23
2015	14.529030	14.201179	-2.26%	1,077
2014	14.199474	14.529030	2.32%	1,077
2013	15.124896	14.199474	-6.12%	1,077
2012	14.999549	15.124896	0.84%	1,077
2011	14.291319	14.999549	4.96%	1,077
2010	13.938775	14.291319	2.53%	1,335
2009	13.872071	13.938775	0.48%	1,335
2008	13.160846	13.872071	5.40%	23
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.109912	8.952149	-1.73%	0
2016	9.308810	9.109912	-2.14%	0
2015	9.513346	9.308810	-2.15%	0
2014	9.722371	9.513346	-2.15%	0
2013	9.935990	9.722371	-2.15%	0
2012	10.154909	9.935990	-2.16%	0
2011	10.377412	10.154909	-2.14%	0
2010	10.605413	10.377412	-2.15%	0
2009	10.833890	10.605413	-2.11%	0
2008	10.849130	10.833890	-0.14%	1,567
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.380014	14.193352	24.72%	0
2016	11.529177	11.380014	-1.29%	0
2015	12.154133	11.529177	-5.14%	0
2014	12.477173	12.154133	-2.59%	0
2013	10.821470	12.477173	15.30%	0
2012	9.566605	10.821470	13.12%	0
2011	10.834448	9.566605	-11.70%	0
2010	9.773315	10.834448	10.86%	0
2009	7.699580	9.773315	26.93%	0
2008	14.587716	7.699580	-47.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.969615	20.825154	15.89%	0
2016	16.775081	17.969615	7.12%	0
2015	17.316548	16.775081	-3.13%	0
2014	16.856683	17.316548	2.73%	0
2013	13.538112	16.856683	24.51%	0
2012	11.937753	13.538112	13.41%	0
2011	12.698806	11.937753	-5.99%	0
2010	11.321413	12.698806	12.17%	714
2009	9.095650	11.321413	24.47%	0
2008	14.718787	9.095650	-38.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	0
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.688227	13.121760	3.42%	7,375
2016	12.435993	12.688227	2.03%	7,561
2015	12.675684	12.435993	-1.89%	7,751
2014	12.469112	12.675684	1.66%	7,941
2013	12.155751	12.469112	2.58%	8,131
2012	11.812151	12.155751	2.91%	8,212
2011	11.727352	11.812151	0.72%	8,212
2010	11.318042	11.727352	3.62%	8,212
2009	10.603430	11.318042	6.74%	0
2008	11.530938	10.603430	-8.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.858334	17.524414	10.51%	1,470
2016	15.125383	15.858334	4.85%	1,527
2015	15.509652	15.125383	-2.48%	1,588
2014	15.069655	15.509652	2.92%	1,648
2013	13.205039	15.069655	14.12%	1,648
2012	12.179062	13.205039	8.42%	1,648
2011	12.451121	12.179062	-2.19%	1,648
2010	11.472481	12.451121	8.53%	8,144
2009	9.841353	11.472481	16.57%	0
2008	13.095364	9.841353	-24.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.213253	19.653669	14.18%	0
2016	16.215107	17.213253	6.16%	0
2015	16.693241	16.215107	-2.86%	0
2014	16.254299	16.693241	2.70%	0
2013	13.573828	16.254299	19.75%	0
2012	12.194727	13.573828	11.31%	0
2011	12.732914	12.194727	-4.23%	0
2010	11.532390	12.732914	10.41%	0
2009	9.474674	11.532390	21.72%	0
2008	14.113594	9.474674	-32.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.506204	15.502771	6.87%	0
2016	14.024249	14.506204	3.44%	0
2015	14.336785	14.024249	-2.18%	0
2014	13.988802	14.336785	2.49%	0
2013	12.938265	13.988802	8.12%	0
2012	12.239203	12.938265	5.71%	0
2011	12.254755	12.239203	-0.13%	0
2010	11.541012	12.254755	6.18%	0
2009	10.295423	11.541012	12.10%	0
2008	12.384961	10.295423	-16.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.609915	28.168405	24.58%	34
2016	22.295445	22.609915	1.41%	34
2015	21.681103	22.295445	2.83%	34
2014	20.365374	21.681103	6.46%	34
2013	15.224667	20.365374	33.77%	34
2012	13.110224	15.224667	16.13%	41
2011	13.703802	13.110224	-4.33%	41
2010	12.872007	13.703802	6.46%	45
2009*	10.000000	12.872007	28.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.606350	38.075119	13.30%	0
2016	28.549944	33.606350	17.71%	0
2015	29.935943	28.549944	-4.63%	0
2014	27.959805	29.935943	7.07%	0
2013	21.476319	27.959805	30.19%	510
2012	18.684521	21.476319	14.94%	510
2011	19.592771	18.684521	-4.64%	510
2010	15.865734	19.592771	23.49%	510
2009	11.856442	15.865734	33.82%	941
2008	19.071694	11.856442	-37.83%	792

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.738012	16.375665	4.05%	12
2016	14.802848	15.738012	6.32%	12
2015	15.578402	14.802848	-4.98%	12
2014	15.325511	15.578402	1.65%	12
2013	15.840384	15.325511	-3.25%	12
2012	14.422527	15.840384	9.83%	12
2011	13.963887	14.422527	3.28%	12
2010	12.904361	13.963887	8.21%	12
2009	10.602815	12.904361	21.71%	12
2008	13.101219	10.602815	-19.07%	12
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.136917	19.860906	23.08%	0
2016	16.848005	16.136917	-4.22%	0
2015	17.303298	16.848005	-2.63%	0
2014	17.863648	17.303298	-3.14%	0
2013	15.042533	17.863648	18.75%	0
2012	13.262693	15.042533	13.42%	0
2011	14.947006	13.262693	-11.27%	0
2010	13.383122	14.947006	11.69%	0
2009*	10.000000	13.383122	33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.578070	10.318595	20.29%	0
2016	8.330718	8.578070	2.97%	0
2015	8.973198	8.330718	-7.16%	0
2014*	10.000000	8.973198	-10.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	14.042819	17.892522	27.41%	45
2016	14.042989	14.042819	0.00%	45
2015	13.875024	14.042989	1.21%	45
2014	12.839926	13.875024	8.06%	45
2013	9.738612	12.839926	31.85%	45
2012	8.554070	9.738612	13.85%	75
2011	9.003287	8.554070	-4.99%	75
2010	7.965480	9.003287	13.03%	79
2009	6.272656	7.965480	26.99%	35
2008*	10.000000	6.272656	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	17.022935	19.079718	12.08%	61
2016	14.951331	17.022935	13.86%	61
2015	15.777072	14.951331	-5.23%	61
2014	14.589218	15.777072	8.14%	61
2013	11.008359	14.589218	32.53%	61
2012	9.549932	11.008359	15.27%	61
2011	10.363615	9.549932	-7.85%	61
2010*	10.000000	10.363615	3.64%	61

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.915025	15.572352	11.91%	0
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.175542	17.719435	25.00%	0
2016	13.606430	14.175542	4.18%	0
2015	13.931229	13.606430	-2.33%	0
2014	13.685180	13.931229	1.80%	0
2013	10.065631	13.685180	35.96%	1,055
2012	8.952970	10.065631	12.43%	1,064
2011	9.553379	8.952970	-6.28%	1,064
2010	7.698444	9.553379	24.09%	1,064
2009	6.189019	7.698444	24.39%	1,064
2008*	10.000000	6.189019	-38.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.003799	20.055989	11.40%	25
2016	15.645570	18.003799	15.07%	25
2015	16.464495	15.645570	-4.97%	25
2014	14.378908	16.464495	14.50%	25
2013	10.830592	14.378908	32.76%	25
2012	9.513974	10.830592	13.84%	25
2011	9.953671	9.513974	-4.42%	25
2010	8.502885	9.953671	17.06%	30
2009	6.660337	8.502885	27.66%	1,130
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	20.293453	24.808295	22.25%	0
2016	19.147891	20.293453	5.98%	0
2015	19.421808	19.147891	-1.41%	0
2014	19.305799	19.421808	0.60%	0
2013	13.673611	19.305799	41.19%	575
2012	12.319318	13.673611	10.99%	575
2011	12.671628	12.319318	-2.78%	575
2010	10.322816	12.671628	22.75%	575
2009	8.276754	10.322816	24.72%	575
2008	15.787688	8.276754	-47.57%	575

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	38.228816	40.799750	6.73%	24
2016	31.021561	38.228816	23.23%	24
2015	33.735023	31.021561	-8.04%	24
2014	32.214144	33.735023	4.72%	24
2013	23.448240	32.214144	37.38%	441
2012	19.896626	23.448240	17.85%	441
2011	21.419054	19.896626	-7.11%	441
2010	17.289435	21.419054	23.89%	441
2009	13.999411	17.289435	23.50%	441
2008	21.087866	13.999411	-33.61%	441
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	34.444810	38.252582	11.05%	0
2016	28.656467	34.444810	20.20%	0
2015	29.773073	28.656467	-3.75%	0
2014	30.181321	29.773073	-1.35%	0
2013	21.889639	30.181321	37.88%	0
2012	19.369007	21.889639	13.01%	5
2011	20.958907	19.369007	-7.59%	5
2010	17.091472	20.958907	22.63%	5
2009	12.967162	17.091472	31.81%	5
2008	21.440696	12.967162	-39.52%	5
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.202226	16.750143	17.94%	0
2016	13.029446	14.202226	9.00%	0
2015	13.192351	13.029446	-1.23%	0
2014	12.021820	13.192351	9.74%	0
2013	9.371217	12.021820	28.28%	870
2012	8.385631	9.371217	11.75%	870
2011	8.524429	8.385631	-1.63%	870
2010	7.678815	8.524429	11.01%	870
2009	6.223433	7.678815	23.39%	870
2008	10.882913	6.223433	-42.81%	870
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.255016	13.813614	4.21%	63
2016	12.618087	13.255016	5.05%	63
2015	13.625328	12.618087	-7.39%	63
2014	10.803823	13.625328	26.12%	63
2013	10.714927	10.803823	0.83%	63
2012	9.457796	10.714927	13.29%	63
2011	9.075178	9.457796	4.22%	63
2010	7.124114	9.075178	27.39%	70
2009	5.564864	7.124114	28.02%	127
2008*	10.000000	5.564864	-44.35%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.169760	15.815285	20.09%	0
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	4.06%	0
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.751736	11.886673	21.89%	0
2016	9.567256	9.751736	1.93%	0
2015*	10.000000	9.567256	-4.33%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.317632	9.199096	-1.27%	0
2016	9.407106	9.317632	-0.95%	0
2015	9.596186	9.407106	-1.97%	0
2014	9.747586	9.596186	-1.55%	0
2013	9.900699	9.747586	-1.55%	0
2012	9.673326	9.900699	2.35%	0
2011	9.856827	9.673326	-1.86%	0
2010	9.567726	9.856827	3.02%	0
2009	8.628043	9.567726	10.89%	0
2008	10.185461	8.628043	-15.29%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.745551	22.883307	15.89%	0
2016	18.366829	19.745551	7.51%	0
2015	18.857827	18.366829	-2.60%	0
2014	17.459530	18.857827	8.01%	0
2013	12.966932	17.459530	34.65%	0
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	14.985758	18.599607	24.12%	0
2016	15.658998	14.985758	-4.30%	0
2015	15.455410	15.658998	1.32%	0
2014	13.686115	15.455410	12.93%	0
2013	10.780598	13.686115	26.95%	0
2012	9.654836	10.780598	11.66%	0
2011	9.981229	9.654836	-3.27%	0
2010	9.322481	9.981229	7.07%	0
2009	6.592435	9.322481	41.41%	0
2008	12.366885	6.592435	-46.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.350415	18.086062	26.03%	257
2016	14.330347	14.350415	0.14%	194
2015	13.737697	14.330347	4.31%	0
2014	13.271910	13.737697	3.51%	0
2013	9.974214	13.271910	33.06%	0
2012	8.754086	9.974214	13.94%	0
2011	8.849071	8.754086	-1.07%	0
2010	7.094721	8.849071	24.73%	0
2009	5.467711	7.094721	29.76%	847
2008	10.971677	5.467711	-50.17%	447

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.293826	21.790855	33.74%	0
2016	16.637236	16.293826	-2.06%	0
2015	16.357670	16.637236	1.71%	0
2014	16.342501	16.357670	0.09%	0
2013	13.118999	16.342501	24.57%	0
2012	11.056677	13.118999	18.65%	0
2011	12.320656	11.056677	-10.26%	0
2010	10.857691	12.320656	13.47%	0
2009	7.938848	10.857691	36.77%	0
2008	13.565349	7.938848	-41.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.940985	10.338024	3.99%	0
2016	9.535823	9.940985	4.25%	0
2015	9.970761	9.535823	-4.36%	0
2014	9.908581	9.970761	0.63%	0
2013	10.139733	9.908581	-2.28%	0
2012*	10.000000	10.139733	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	15.732239	17.998275	14.40%	0
2016	14.403608	15.732239	9.22%	0
2015	14.245942	14.403608	1.11%	0
2014	13.151307	14.245942	8.32%	0
2013	10.199401	13.151307	28.94%	0
2012	8.919187	10.199401	14.35%	0
2011	9.116071	8.919187	-2.16%	0
2010	8.023745	9.116071	13.61%	4
2009	6.392040	8.023745	25.53%	38
2008	10.617243	6.392040	-39.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.842496	18.814629	11.71%	0
2016	14.579415	16.842496	15.52%	0
2015	15.833893	14.579415	-7.92%	0
2014	14.456607	15.833893	9.53%	0
2013	10.476827	14.456607	37.99%	0
2012	9.075170	10.476827	15.44%	0
2011	9.484011	9.075170	-4.31%	0
2010	7.853903	9.484011	20.76%	0
2009	5.850420	7.853903	34.25%	0
2008	9.617509	5.850420	-39.17%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.208005	10.966084	7.43%	0
2016	9.214195	10.208005	10.79%	0
2015	9.644773	9.214195	-4.46%	0
2014*	10.000000	9.644773	-3.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.720804	10.622304	-0.92%	0
2016	10.814584	10.720804	-0.87%	0
2015	11.029176	10.814584	-1.95%	0
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	2.92%	0
2009*	10.000000	10.887208	8.87%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.419437	12.598192	1.44%	0
2016	12.065733	12.419437	2.93%	0
2015	12.673623	12.065733	-4.80%	0
2014	12.563709	12.673623	0.87%	0
2013	14.143410	12.563709	-11.17%	0
2012	13.291406	14.143410	6.41%	0
2011	12.163334	13.291406	9.27%	0
2010	11.497940	12.163334	5.79%	0
2009	9.928962	11.497940	15.80%	0
2008	10.913762	9.928962	-9.02%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	13.969559	14.342799	2.67%	0
2016	13.902284	13.969559	0.48%	0
2015	14.146142	13.902284	-1.72%	0
2014	13.864806	14.146142	2.03%	0
2013	14.452075	13.864806	-4.06%	0
2012	13.476682	14.452075	7.24%	0
2011	13.292807	13.476682	1.38%	0
2010	12.565404	13.292807	5.79%	0
2009	11.261666	12.565404	11.58%	0
2008	10.987346	11.261666	2.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.260350	10.523997	2.57%	0
2016	10.221099	10.260350	0.38%	0
2015	10.410747	10.221099	-1.82%	0
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.778004	12.111777	23.87%	0
2016*	10.000000	9.778004	-2.22%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.343389	12.705018	2.93%	0
2016	10.536784	12.343389	17.15%	0
2015	12.300862	10.536784	-14.34%	0
2014	13.037754	12.300862	-5.65%	0
2013	11.012915	13.037754	18.39%	0
2012	10.460011	11.012915	5.29%	0
2011	12.161159	10.460011	-13.99%	0
2010	9.562923	12.161159	27.17%	0
2009	6.183734	9.562923	54.65%	0
2008	11.140447	6.183734	-44.49%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.395179	32.882591	24.58%	0
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	25.827737	38.173257	47.80%	0
2016	26.366580	25.827737	-2.04%	0
2015	31.330176	26.366580	-15.84%	0
2014	32.152181	31.330176	-2.56%	0
2013	29.332691	32.152181	9.61%	0
2012	23.094476	29.332691	27.01%	0
2011	31.781417	23.094476	-27.33%	0
2010	25.606108	31.781417	24.12%	0
2009	12.275212	25.606108	108.60%	0
2008	35.621597	12.275212	-65.54%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	26.680574	25.665233	-3.81%	0
2016	18.972258	26.680574	40.63%	0
2015	29.134627	18.972258	-34.88%	0
2014	36.807211	29.134627	-20.85%	0
2013	34.031152	36.807211	8.16%	0
2012	33.641697	34.031152	1.16%	0
2011	41.149343	33.641697	-18.24%	0
2010	32.539518	41.149343	26.46%	0
2009	21.109366	32.539518	54.15%	0
2008	40.045464	21.109366	-47.29%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.318895	18.956510	23.75%	0
2016	15.067593	15.318895	1.67%	0
2015	15.893628	15.067593	-5.20%	0
2014	14.739483	15.893628	7.83%	0
2013	11.247183	14.739483	31.05%	0
2012	9.885595	11.247183	13.77%	0
2011	10.842657	9.885595	-8.83%	0
2010	9.863192	10.842657	9.93%	0
2009	7.933107	9.863192	24.33%	0
2008	13.048996	7.933107	-39.21%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.491193	27.700286	23.16%	0
2016	21.331502	22.491193	5.44%	0
2015	22.447355	21.331502	-4.97%	0
2014	23.379711	22.447355	-3.99%	0
2013	15.904234	23.379711	47.00%	0
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0
2009*	10.000000	13.011675	30.12%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.678270	30.549784	10.37%	0
2016	22.676890	27.678270	22.05%	0
2015	24.587111	22.676890	-7.77%	0
2014	23.075840	24.587111	6.55%	0
2013	17.142870	23.075840	34.61%	0
2012	14.796583	17.142870	15.86%	0
2011	16.556371	14.796583	-10.63%	76
2010	13.372697	16.556371	23.81%	77
2009	9.584868	13.372697	39.52%	84
2008	15.253782	9.584868	-37.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.991009	12.158543	1.40%	0
2016	11.744713	11.991009	2.10%	0
2015	12.312852	11.744713	-4.61%	0
2014	12.187669	12.312852	1.03%	0
2013	13.616478	12.187669	-10.49%	0
2012	12.965874	13.616478	5.02%	0
2011	11.863324	12.965874	9.29%	0
2010	11.539410	11.863324	2.81%	0
2009	10.705445	11.539410	7.79%	0
2008	11.122971	10.705445	-3.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.012642	17.691503	17.84%	129
2016	13.525582	15.012642	10.99%	129
2015	14.653491	13.525582	-7.70%	129
2014	13.317891	14.653491	10.03%	599
2013	10.025867	13.317891	32.84%	49
2012	8.934558	10.025867	12.21%	288
2011	8.859392	8.934558	0.85%	45
2010	7.935854	8.859392	11.64%	42
2009	6.870977	7.935854	15.50%	42
2008	10.740675	6.870977	-36.03%	153

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	11.515562	14.777900	28.33%	0
2016	12.458976	11.515562	-7.57%	0
2015	12.643403	12.458976	-1.46%	0
2014	13.681277	12.643403	-7.59%	0
2013	11.427802	13.681277	19.72%	0
2012	9.644484	11.427802	18.49%	0
2011	11.211266	9.644484	-13.98%	0
2010	10.118180	11.211266	10.80%	0
2009	7.734301	10.118180	30.82%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.352350	23.326230	9.24%	0
2016	17.769881	21.352350	20.16%	0
2015	18.433774	17.769881	-3.60%	0
2014	16.189538	18.433774	13.86%	0
2013	12.722191	16.189538	27.25%	92
2012	11.183065	12.722191	13.76%	0
2011	11.513981	11.183065	-2.87%	103
2010	9.872041	11.513981	16.63%	0
2009	7.767982	9.872041	27.09%	0
2008	10.499337	7.767982	-26.01%	27
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	24.190205	25.729213	6.36%	0
2016	20.528495	24.190205	17.84%	0
2015	21.838618	20.528495	-6.00%	0
2014	19.746901	21.838618	10.59%	0
2013	15.327847	19.746901	28.83%	0
2012	13.679550	15.327847	12.05%	0
2011	13.846175	13.679550	-1.20%	0
2010	12.481953	13.846175	10.93%	0
2009	10.647731	12.481953	17.23%	146
2008	14.869056	10.647731	-28.39%	105
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	189
2009*	10.000000	11.998434	19.98%	179

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.145516	1.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	127
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.626476	13.081768	12.52%	66
2016	10.318625	11.626476	12.67%	67
2015	10.823098	10.318625	-4.66%	65
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	26.049509	28.638184	9.94%	0
2016	21.183733	26.049509	22.97%	0
2015	22.176930	21.183733	-4.48%	0
2014	21.571051	22.176930	2.81%	0
2013	15.674227	21.571051	37.62%	70
2012	13.847724	15.674227	13.19%	80
2011	14.079367	13.847724	-1.65%	0
2010	11.440921	14.079367	23.06%	0
2009	9.356682	11.440921	22.28%	0
2008	13.848764	9.356682	-32.44%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	14.986389	17.814934	18.87%	460
2016	13.716705	14.986389	9.26%	462
2015	13.871691	13.716705	-1.12%	463
2014	12.504985	13.871691	10.93%	413
2013	9.684423	12.504985	29.12%	534
2012	8.556201	9.684423	13.19%	413
2011	8.587027	8.556201	-0.36%	413
2010	7.645562	8.587027	12.31%	413
2009	6.187991	7.645562	23.55%	413
2008	10.066260	6.187991	-38.53%	347

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	11.994937	13.530779	12.80%	0
2016	11.111362	11.994937	7.95%	0
2015	11.736271	11.111362	-5.32%	0
2014	10.577329	11.736271	10.96%	0
2013	8.050318	10.577329	31.39%	0
2012	7.351502	8.050318	9.51%	0
2011	7.449387	7.351502	-1.31%	0
2010	6.633946	7.449387	12.29%	0
2009	5.071304	6.633946	30.81%	0
2008	7.907868	5.071304	-35.87%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.285302	17.790955	24.54%	0
2016	13.535854	14.285302	5.54%	0
2015	14.190665	13.535854	-4.61%	0
2014	13.423681	14.190665	5.71%	0
2013	11.333713	13.423681	18.44%	224
2012	10.494613	11.333713	8.00%	312
2011	9.843066	10.494613	6.62%	0
2010	8.727467	9.843066	12.78%	0
2009	7.281204	8.727467	19.86%	0
2008	10.568283	7.281204	-31.10%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.421618	15.613908	25.70%	0
2016	12.886604	12.421618	-3.61%	0
2015	13.545112	12.886604	-4.86%	0
2014	15.273400	13.545112	-11.32%	0
2013	12.697211	15.273400	20.29%	0
2012	11.523870	12.697211	10.18%	0
2011	14.454087	11.523870	-20.27%	0
2010	14.148650	14.454087	2.16%	0
2009	11.045711	14.148650	28.09%	0
2008	18.019879	11.045711	-38.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.338210	19.923729	21.95%	0
2016	14.268801	16.338210	14.50%	0
2015	14.929748	14.268801	-4.43%	0
2014	15.026096	14.929748	-0.64%	0
2013	10.342606	15.026096	45.28%	0
2012	8.771963	10.342606	17.91%	0
2011	10.410442	8.771963	-15.74%	0
2010	8.116193	10.410442	28.27%	0
2009	6.584400	8.116193	23.26%	0
2008	10.788633	6.584400	-38.97%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.164180	10.283395	1.17%	0
2016	9.538864	10.164180	6.56%	0
2015	9.851182	9.538864	-3.17%	0
2014*	10.000000	9.851182	-1.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.468461	15.739633	1.75%	0
2016	15.232904	15.468461	1.55%	100
2015	15.613599	15.232904	-2.44%	100
2014	15.381387	15.613599	1.51%	100
2013	15.566295	15.381387	-1.19%	100
2012	14.506954	15.566295	7.30%	100
2011	14.502814	14.506954	0.03%	100
2010	13.666705	14.502814	6.12%	100
2009	11.602934	13.666705	17.79%	100
2008	12.796547	11.602934	-9.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.179502	14.565023	10.51%	0
2016	12.799637	13.179502	2.97%	0
2015	13.128539	12.799637	-2.51%	0
2014	12.864345	13.128539	2.05%	0
2013	11.600113	12.864345	10.90%	0
2012	10.620606	11.600113	9.22%	0
2011	10.889933	10.620606	-2.47%	0
2010	9.876750	10.889933	10.26%	0
2009	8.134234	9.876750	21.42%	0
2008	11.101187	8.134234	-26.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.146870	14.976426	13.92%	0
2016	12.675836	13.146870	3.72%	0
2015	13.008673	12.675836	-2.56%	0
2014	12.708545	13.008673	2.36%	0
2013	11.206386	12.708545	13.40%	0
2012	10.123906	11.206386	10.69%	0
2011	10.468897	10.123906	-3.30%	0
2010	9.346999	10.468897	12.00%	0
2009	7.421577	9.346999	25.94%	0
2008	11.278025	7.421577	-34.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.394791	15.828348	18.17%	0
2016	12.856966	13.394791	4.18%	0
2015	13.190526	12.856966	-2.53%	0
2014	12.861989	13.190526	2.55%	0
2013	10.824299	12.861989	18.83%	0
2012	9.584450	10.824299	12.94%	0
2011	10.071160	9.584450	-4.83%	0
2010	8.877203	10.071160	13.45%	0
2009	6.907583	8.877203	28.51%	0
2008	11.406412	6.907583	-39.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	21.250959	25.308302	19.09%	0
2016	20.134622	21.250959	5.54%	0
2015	20.473380	20.134622	-1.65%	0
2014	18.721636	20.473380	9.36%	0
2013	14.596421	18.721636	28.26%	0
2012	12.832706	14.596421	13.74%	0
2011	13.476172	12.832706	-4.77%	0
2010	11.766047	13.476172	14.53%	0
2009	8.867969	11.766047	32.68%	152
2008	15.801609	8.867969	-43.88%	110
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	9.909865	9.423461	-4.91%	0
2016	7.589317	9.909865	30.58%	0
2015	9.792201	7.589317	-22.50%	0
2014	11.478028	9.792201	-14.69%	0
2013	9.453533	11.478028	21.42%	0
2012	9.229735	9.453533	2.42%	0
2011	9.954575	9.229735	-7.28%	118
2010	8.541938	9.954575	16.54%	129
2009	5.918496	8.541938	44.33%	130
2008	13.273426	5.918496	-55.41%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.149342	17.817615	10.33%	0
2016	14.004372	16.149342	15.32%	0
2015	14.929871	14.004372	-6.20%	0
2014	14.050791	14.929871	6.26%	0
2013	11.222931	14.050791	25.20%	0
2012	9.792796	11.222931	14.60%	216
2011	9.927379	9.792796	-1.36%	117
2010	8.819788	9.927379	12.56%	0
2009	6.935423	8.819788	27.17%	112
2008	12.377697	6.935423	-43.97%	169

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	11.786416	15.493710	31.45%	0
2016	12.021109	11.786416	-1.95%	0
2015	11.652789	12.021109	3.16%	0
2014	10.628529	11.652789	9.64%	0
2013	7.887676	10.628529	34.75%	0
2012	6.751459	7.887676	16.83%	0
2011	6.755696	6.751459	-0.06%	0
2010	5.586149	6.755696	20.94%	0
2009	3.919710	5.586149	42.51%	0
2008	8.919058	3.919710	-56.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.245590	17.489850	32.04%	0
2016	13.446774	13.245590	-1.50%	0
2015	12.843449	13.446774	4.70%	0
2014	11.810918	12.843449	8.74%	243
2013	8.866465	11.810918	33.21%	0
2012	7.915072	8.866465	12.02%	0
2011	8.081337	7.915072	-2.06%	140
2010	6.660623	8.081337	21.33%	0
2009	5.314525	6.660623	25.33%	57
2008	10.299075	5.314525	-48.40%	86
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.006413	13.620595	4.72%	0
2016	11.627030	13.006413	11.86%	0
2015	12.352556	11.627030	-5.87%	0
2014	12.496150	12.352556	-1.15%	0
2013	12.068349	12.496150	3.54%	0
2012	10.806391	12.068349	11.68%	0
2011	10.631486	10.806391	1.65%	0
2010	9.553330	10.631486	11.29%	0
2009	6.793998	9.553330	40.61%	0
2008	9.270443	6.793998	-26.71%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	12.841127	13.081659	1.87%	0
2016	12.548433	12.841127	2.33%	0
2015	12.921929	12.548433	-2.89%	0
2014	12.493695	12.921929	3.43%	0
2013	13.020794	12.493695	-4.05%	0
2012	12.588211	13.020794	3.44%	0
2011	12.005169	12.588211	4.86%	0
2010	11.399748	12.005169	5.31%	0
2009	10.076699	11.399748	13.13%	0
2008	10.659989	10.076699	-5.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.139638	19.053899	18.06%	0
2016	14.718830	16.139638	9.65%	0
2015	15.279134	14.718830	-3.67%	0
2014	14.711311	15.279134	3.86%	0
2013	11.055237	14.711311	33.07%	0
2012	9.851380	11.055237	12.22%	0
2011	11.281679	9.851380	-12.68%	109
2010	8.962645	11.281679	25.87%	108
2009	6.545147	8.962645	36.94%	121
2008	11.063830	6.545147	-40.84%	32
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.367871	14.465680	27.25%	0
2016	12.250312	11.367871	-7.20%	0
2015	12.103463	12.250312	1.21%	0
2014	13.475538	12.103463	-10.18%	0
2013	10.568187	13.475538	27.51%	0
2012	8.964905	10.568187	17.88%	0
2011	11.074247	8.964905	-19.05%	0
2010	10.021101	11.074247	10.51%	0
2009	8.104022	10.021101	23.66%	0
2008	14.762178	8.104022	-45.10%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.138347	1.38%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	20.396557	23.781574	16.60%	0
2016	19.048572	20.396557	7.08%	0
2015	20.090872	19.048572	-5.19%	0
2014	19.254265	20.090872	4.35%	78
2013	15.092274	19.254265	27.58%	78
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	23.68%	0
2009	7.154014	11.012465	53.93%	0
2008	14.983218	7.154014	-52.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	135
2009	6.557922	8.353912	27.39%	131
2008*	10.000000	6.557922	-34.42%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	101
2010	10.230415	11.273453	10.20%	216
2009	7.714445	10.230415	32.61%	217
2008	11.213757	7.714445	-31.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.471763	17.826477	8.22%	0
2016	12.936038	16.471763	27.33%	0
2015	14.282121	12.936038	-9.42%	0
2014	14.520557	14.282121	-1.64%	0
2013	10.897824	14.520557	33.24%	0
2012	9.412717	10.897824	15.78%	0
2011	10.000102	9.412717	-5.87%	0
2010	7.974301	10.000102	25.40%	0
2009	6.313079	7.974301	26.31%	0
2008	9.637355	6.313079	-34.49%	33
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.715856	16.842829	14.45%	0
2016	13.997560	14.715856	5.13%	0
2015	15.276252	13.997560	-8.37%	0
2014	17.528327	15.276252	-12.85%	0
2013	14.538729	17.528327	20.56%	0
2012	12.535390	14.538729	15.98%	0
2011	14.311847	12.535390	-12.41%	0
2010	13.465376	14.311847	6.29%	0
2009	10.024813	13.465376	34.32%	0
2008	17.151710	10.024813	-41.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.249097	9.415001	14.13%	0
2016	7.869500	8.249097	4.82%	0
2015	8.605321	7.869500	-8.55%	0
2014*	10.000000	8.605321	-13.95%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.362488	9.333415	-0.31%	0
2016	9.299248	9.362488	0.68%	0
2015	9.936221	9.299248	-6.41%	0
2014*	10.000000	9.936221	-0.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.583013	13.034834	12.53%	0
2016	10.729507	11.583013	7.95%	0
2015	11.044458	10.729507	-2.85%	0
2014	10.754724	11.044458	2.69%	0
2013	9.218703	10.754724	16.66%	0
2012	8.086569	9.218703	14.00%	0
2011	9.820459	8.086569	-17.66%	0
2010	8.679433	9.820459	13.15%	0
2009	7.412273	8.679433	17.10%	0
2008	12.301289	7.412273	-39.74%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	14.025910	17.102516	21.94%	0
2016	13.198450	14.025910	6.27%	0
2015	13.506098	13.198450	-2.28%	0
2014	12.215797	13.506098	10.56%	0
2013	9.569749	12.215797	27.65%	0
2012	8.450993	9.569749	13.24%	0
2011	9.031492	8.450993	-6.43%	0
2010	7.436685	9.031492	21.45%	0
2009	5.281907	7.436685	40.80%	0
2008	8.996461	5.281907	-41.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.148713	15.829346	11.88%	0
2016	13.392673	14.148713	5.65%	0
2015	13.679288	13.392673	-2.10%	0
2014	13.107419	13.679288	4.36%	0
2013	11.722348	13.107419	11.82%	0
2012	10.580783	11.722348	10.79%	0
2011	10.747997	10.580783	-1.56%	0
2010	9.939786	10.747997	8.13%	0
2009	8.089972	9.939786	22.87%	0
2008	11.362819	8.089972	-28.80%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.507937	18.531411	12.26%	0
2016	13.753971	16.507937	20.02%	0
2015	14.757083	13.753971	-6.80%	0
2014	14.021813	14.757083	5.24%	0
2013	10.762556	14.021813	30.28%	0
2012	9.528039	10.762556	12.96%	0
2011	10.184641	9.528039	-6.45%	0
2010	8.929867	10.184641	14.05%	0
2009	6.864739	8.929867	30.08%	0
2008	11.400160	6.864739	-39.78%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.136080	17.804907	3.90%	0
2016	14.908628	17.136080	14.94%	0
2015	15.871370	14.908628	-6.07%	0
2014	15.830462	15.871370	0.26%	0
2013	15.073728	15.830462	5.02%	0
2012	13.418586	15.073728	12.33%	0
2011	13.724761	13.418586	-2.23%	0
2010	12.157285	13.724761	12.89%	0
2009	7.195601	12.157285	68.95%	0
2008	10.507832	7.195601	-31.52%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.141123	20.427760	1.42%	0
2016	16.265253	20.141123	23.83%	0
2015	17.809931	16.265253	-8.67%	0
2014	18.465727	17.809931	-3.55%	0
2013	13.802402	18.465727	33.79%	0
2012	11.809753	13.802402	16.87%	0
2011	12.658270	11.809753	-6.70%	0
2010	10.618872	12.658270	19.21%	0
2009	6.963081	10.618872	52.50%	0
2008	11.593402	6.963081	-39.94%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.223434	20.267091	11.21%	0
2016	14.699399	18.223434	23.97%	0
2015	16.125704	14.699399	-8.84%	0
2014	16.339298	16.125704	-1.31%	0
2013	12.530912	16.339298	30.39%	0
2012	10.940534	12.530912	14.54%	0
2011	12.092493	10.940534	-9.53%	0
2010	10.496119	12.092493	15.56%	0
2009	7.456692	10.496119	40.76%	0
2008	10.658612	7.456692	-30.04%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.221387	18.219481	19.70%	0
2016	13.717136	15.221387	10.97%	0
2015	14.209677	13.717136	-3.47%	0
2014	13.354007	14.209677	6.41%	0
2013	9.660688	13.354007	38.23%	0
2012	8.855298	9.660688	9.10%	0
2011	9.235025	8.855298	-4.11%	0
2010	7.258063	9.235025	27.24%	0
2009	5.489349	7.258063	32.22%	0
2008	10.635907	5.489349	-48.39%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.213180	18.086814	27.25%	0
2016	13.366313	14.213180	6.34%	0
2015	12.955657	13.366313	3.17%	0
2014	11.495474	12.955657	12.70%	0
2013	9.163169	11.495474	25.45%	0
2012	8.462989	9.163169	8.27%	0
2011	9.043815	8.462989	-6.42%	0
2010	7.927350	9.043815	14.08%	0
2009	6.081609	7.927350	30.35%	0
2008	9.881988	6.081609	-38.46%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.339869	17.860214	24.55%	0
2016	14.336415	14.339869	0.02%	0
2015	13.959984	14.336415	2.70%	0
2014	13.163090	13.959984	6.05%	0
2013	9.604186	13.163090	37.06%	0
2012*	10.000000	9.604186	-3.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.998770	19.877138	24.24%	0
2016	16.034261	15.998770	-0.22%	0
2015	15.651508	16.034261	2.45%	0
2014	14.795037	15.651508	5.79%	0
2013	10.821283	14.795037	36.72%	0
2012	9.757969	10.821283	10.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.562543	19.440422	10.69%	0
2016	16.285011	17.562543	7.84%	0
2015	17.671043	16.285011	-7.84%	0
2014	16.707533	17.671043	5.77%	0
2013	13.217254	16.707533	26.41%	0
2012	11.867771	13.217254	11.37%	0
2011	12.141870	11.867771	-2.26%	0
2010	11.332005	12.141870	7.15%	0
2009	9.031264	11.332005	25.48%	0
2008	13.219322	9.031264	-31.68%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	14.027241	15.232993	8.60%	0
2016	12.457662	14.027241	12.60%	0
2015	13.036967	12.457662	-4.44%	0
2014	12.225692	13.036967	6.64%	0
2013	9.985846	12.225692	22.43%	0
2012	9.070303	9.985846	10.09%	0
2011*	10.000000	9.070303	-9.30%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.635184	12.864953	10.57%	0
2016	11.658315	11.635184	-0.20%	0
2015	12.099706	11.658315	-3.65%	0
2014	10.793730	12.099706	12.10%	0
2013	10.745018	10.793730	0.45%	0
2012	8.575706	10.745018	25.30%	0
2011	9.378730	8.575706	-8.56%	0
2010	8.160324	9.378730	14.93%	0
2009	6.343887	8.160324	28.63%	0
2008	11.719309	6.343887	-45.87%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.620953	19.962050	13.29%	0
2016	20.348518	17.620953	-13.40%	0
2015	20.168393	20.348518	0.89%	0
2014	17.232463	20.168393	17.04%	0
2013	12.537060	17.232463	37.45%	0
2012	10.603661	12.537060	18.23%	0
2011	10.429750	10.603661	1.67%	0
2010	10.128170	10.429750	2.98%	0
2009	8.111203	10.128170	24.87%	0
2008	11.619347	8.111203	-30.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	18.838520	22.663665	20.30%	0
2016	19.348516	18.838520	-2.64%	0
2015	20.258610	19.348516	-4.49%	0
2014	20.645968	20.258610	-1.88%	0
2013	17.737685	20.645968	16.40%	0
2012	15.699118	17.737685	12.99%	0
2011	17.212032	15.699118	-8.79%	0
2010	15.593097	17.212032	10.38%	0
2009	11.789026	15.593097	32.27%	0
2008	20.219339	11.789026	-41.69%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.239998	15.816905	19.46%	0
2016	13.459984	13.239998	-1.63%	0
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.263108	24.596918	15.68%	0
2016	22.313186	21.263108	-4.71%	0
2015	24.892989	22.313186	-10.36%	0
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	56
2010	19.528147	20.755721	6.29%	58
2009*	10.000000	19.528147	22.30%	54
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.232785	24.240706	4.34%	0
2016	20.444514	23.232785	13.64%	0
2015	22.358932	20.444514	-8.56%	0
2014	22.434550	22.358932	-0.34%	133
2013	20.759486	22.434550	8.07%	65
2012	17.892203	20.759486	16.03%	61

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.018081	26.086219	24.11%	0
2016	20.251111	21.018081	3.79%	0
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.293873	18.174017	27.15%	0
2016	14.336052	14.293873	-0.29%	0
2015	13.095293	14.336052	9.47%	0
2014	12.344548	13.095293	6.08%	0
2013	9.643588	12.344548	28.01%	0
2012	7.961469	9.643588	21.13%	0
2011	8.747446	7.961469	-8.99%	0
2010	8.399844	8.747446	4.14%	279
2009	5.882077	8.399844	42.80%	261
2008	10.800350	5.882077	-45.54%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.569573	10.728905	41.74%	40
2016	6.797749	7.569573	11.35%	46
2015	6.642097	6.797749	2.34%	52
2014	6.210924	6.642097	6.94%	0
2013	4.690536	6.210924	32.41%	195
2012	4.025447	4.690536	16.52%	0
2011	4.505956	4.025447	-10.66%	0
2010	3.703644	4.505956	21.66%	0
2009	2.413657	3.703644	53.45%	0
2008	4.405086	2.413657	-45.21%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	8.933001	11.428562	27.94%	0
2016	9.790110	8.933001	-8.75%	0
2015	10.976947	9.790110	-10.81%	0
2014	12.769288	10.976947	-14.04%	0
2013	11.424826	12.769288	11.77%	0
2012	10.321973	11.424826	10.68%	0
2011	15.598174	10.321973	-33.83%	0
2010	12.757117	15.598174	22.27%	0
2009	7.284215	12.757117	75.13%	0
2008	15.592266	7.284215	-53.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	24.748788	27.537839	11.27%	0
2016	22.061843	24.748788	12.18%	0
2015	23.173500	22.061843	-4.80%	0
2014	20.584922	23.173500	12.58%	71
2013	15.908951	20.584922	29.39%	146
2012	13.513920	15.908951	17.72%	155
2011	13.525017	13.513920	-0.08%	0
2010	11.201705	13.525017	20.74%	0
2009	9.040208	11.201705	23.91%	0
2008	13.839883	9.040208	-34.68%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.677601	10.849060	25.02%	0
2016	7.345732	8.677601	18.13%	0
2015	9.395513	7.345732	-21.82%	0
2014*	10.000000	9.395513	-6.04%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.860667	23.304523	23.56%	0
2016	17.724237	18.860667	6.41%	0
2015	18.520411	17.724237	-4.30%	0
2014	20.471412	18.520411	-9.53%	0
2013	14.822133	20.471412	38.11%	74
2012	12.536483	14.822133	18.23%	82
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.324486	24.475111	14.77%	0
2016	19.162928	21.324486	11.28%	0
2015	19.778752	19.162928	-3.11%	0
2014	18.351373	19.778752	7.78%	0
2013	13.838132	18.351373	32.61%	0
2012	12.210767	13.838132	13.33%	0
2011	12.543393	12.210767	-2.65%	0
2010	11.531909	12.543393	8.77%	0
2009	9.629397	11.531909	19.76%	0
2008	14.639860	9.629397	-34.22%	43
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.173415	18.820831	24.04%	45
2016	14.939858	15.173415	1.56%	44
2015	14.367827	14.939858	3.98%	46
2014	14.526499	14.367827	-1.09%	425
2013	11.637191	14.526499	24.83%	101
2012	10.264305	11.637191	13.38%	213
2011	10.684664	10.264305	-3.93%	108
2010*	10.000000	10.684664	6.85%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.074729	12.547127	3.91%	97
2016	11.634569	12.074729	3.78%	87
2015	11.974268	11.634569	-2.84%	83
2014	11.351898	11.974268	5.48%	128
2013	11.644177	11.351898	-2.51%	0
2012	10.879674	11.644177	7.03%	0
2011	10.529078	10.879674	3.33%	0
2010	10.047962	10.529078	4.79%	0
2009	9.370189	10.047962	7.23%	0
2008	10.669846	9.370189	-12.18%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	30.118110	32.317736	7.30%	0
2016	27.853766	30.118110	8.13%	0
2015	28.801772	27.853766	-3.29%	0
2014	28.612105	28.801772	0.66%	0
2013	32.061221	28.612105	-10.76%	0
2012	27.792230	32.061221	15.36%	0
2011	26.548586	27.792230	4.68%	0
2010	24.735120	26.548586	7.33%	0
2009	19.423520	24.735120	27.35%	0
2008	23.359018	19.423520	-16.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	14.027903	15.930374	13.56%	0
2016	13.584986	14.027903	3.26%	0
2015	14.839699	13.584986	-8.46%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	23.864512	25.365973	6.29%	56
2016	20.259094	23.864512	17.80%	115
2015	21.640118	20.259094	-6.38%	115
2014	19.560756	21.640118	10.63%	97
2013	15.163535	19.560756	29.00%	95
2012	13.522644	15.163535	12.13%	94
2011	13.737383	13.522644	-1.56%	92
2010	12.379408	13.737383	10.97%	90
2009*	10.000000	12.379408	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	1,472
2012	9.679028	10.953289	13.17%	1,697
2011	9.805182	9.679028	-1.29%	1,472
2010	8.950048	9.805182	9.55%	1,472
2009	7.415149	8.950048	20.70%	1,472
2008	10.797061	7.415149	-31.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	131
2009	6.096694	8.274989	35.73%	131
2008	11.175007	6.096694	-45.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.007763	16.166105	15.41%	0
2016	12.148897	14.007763	15.30%	0
2015	13.257326	12.148897	-8.36%	0
2014	12.417122	13.257326	6.77%	0
2013	9.360271	12.417122	32.66%	246
2012	8.079473	9.360271	15.85%	0
2011	8.457532	8.079473	-4.47%	281
2010	7.469516	8.457532	13.23%	0
2009	5.941349	7.469516	25.72%	0
2008	9.641992	5.941349	-38.38%	204
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.029996	11.618360	15.84%	0
2016*	10.000000	10.029996	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	17.705073	18.486743	4.41%	22
2016	15.857362	17.705073	11.65%	20
2015	16.648216	15.857362	-4.75%	20
2014	16.599371	16.648216	0.29%	0
2013	15.851675	16.599371	4.72%	0
2012	14.149413	15.851675	12.03%	0
2011	13.934927	14.149413	1.54%	0
2010	12.591881	13.934927	10.67%	0
2009	8.818504	12.591881	42.79%	39
2008	12.521823	8.818504	-29.57%	58

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.456790	16.432943	22.12%	0
2016	12.111220	13.456790	11.11%	0
2015	12.518851	12.111220	-3.26%	0
2014	12.008002	12.518851	4.25%	0
2013	8.537027	12.008002	40.66%	0
2012	7.464812	8.537027	14.36%	0
2011	8.635830	7.464812	-13.56%	0
2010	7.637902	8.635830	13.07%	0
2009	5.105704	7.637902	49.60%	0
2008*	10.000000	5.105704	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.944059	13.354367	22.02%	0
2016*	10.000000	10.944059	9.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.061235	17.473564	16.02%	0
2016	13.984939	15.061235	7.70%	0
2015	14.346007	13.984939	-2.52%	0
2014	13.262523	14.346007	8.17%	0
2013	9.772315	13.262523	35.72%	0
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.187416	13.585219	11.47%	0
2016	11.674066	12.187416	4.40%	0
2015	12.065292	11.674066	-3.24%	0
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.824455	12.073522	2.11%	0
2016	11.476164	11.824455	3.03%	0
2015	11.819459	11.476164	-2.90%	0
2014	11.503778	11.819459	2.74%	0
2013	11.991797	11.503778	-4.07%	0
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	4.70%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.934469	11.454368	15.30%	0
2016	9.118901	9.934469	8.94%	0
2015*	10.000000	9.118901	-8.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.911087	11.034517	11.34%	0
2016	9.316424	9.911087	6.38%	0
2015*	10.000000	9.316424	-6.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.142978	22.342107	38.40%	0
2016	15.322615	16.142978	5.35%	0
2015	18.650951	15.322615	-17.85%	0
2014	20.181968	18.650951	-7.59%	0
2013	20.483275	20.181968	-1.47%	0
2012	17.868542	20.483275	14.63%	0
2011	23.536301	17.868542	-24.08%	0
2010	20.714473	23.536301	13.62%	0
2009	12.969062	20.714473	59.72%	0
2008	31.397914	12.969062	-58.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.873957	13.852402	-0.16%	0
2016	14.080758	13.873957	-1.47%	0
2015	14.413198	14.080758	-2.31%	0
2014	14.093463	14.413198	2.27%	0
2013	15.019657	14.093463	-6.17%	0
2012	14.902812	15.019657	0.78%	0
2011	14.206388	14.902812	4.90%	0
2010	13.863022	14.206388	2.48%	0
2009	13.803730	13.863022	0.43%	0
2008	13.102704	13.803730	5.35%	125
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.027999	8.867137	-1.78%	0
2016	9.229825	9.027999	-2.19%	0
2015	9.437444	9.229825	-2.20%	0
2014	9.649746	9.437444	-2.20%	0
2013	9.866813	9.649746	-2.20%	0
2012	10.089373	9.866813	-2.21%	0
2011	10.315697	10.089373	-2.19%	0
2010	10.547730	10.315697	-2.20%	0
2009	10.780474	10.547730	-2.16%	0
2008	10.801157	10.780474	-0.19%	20
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.285909	14.068817	24.66%	29
2016	11.439677	11.285909	-1.34%	31
2015	12.065941	11.439677	-5.19%	29
2014	12.392982	12.065941	-2.64%	0
2013	10.753942	12.392982	15.24%	0
2012	9.511775	10.753942	13.06%	0
2011	10.777854	9.511775	-11.75%	0
2010	9.727222	10.777854	10.80%	0
2009	7.667186	9.727222	26.87%	0
2008	14.533790	7.667186	-47.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.832989	20.656294	15.83%	98
2016	16.656025	17.832989	7.07%	168
2015	17.202443	16.656025	-3.18%	168
2014	16.754166	17.202443	2.68%	168
2013	13.462653	16.754166	24.45%	168
2012	11.877297	13.462653	13.35%	168
2011	12.640935	11.877297	-6.04%	168
2010	11.275573	12.640935	12.11%	168
2009	9.063460	11.275573	24.41%	168
2008	14.674212	9.063460	-38.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.591789	13.015385	3.36%	99
2016	12.347775	12.591789	1.98%	99
2015	12.592217	12.347775	-1.94%	99
2014	12.393321	12.592217	1.60%	99
2013	12.088038	12.393321	2.53%	99
2012	11.752368	12.088038	2.86%	99
2011	11.673957	11.752368	0.67%	99
2010	11.272269	11.673957	3.56%	99
2009	10.565944	11.272269	6.68%	99
2008	11.496047	10.565944	-8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.737785	17.382331	10.45%	99
2016	15.018069	15.737785	4.79%	99
2015	15.407481	15.018069	-2.53%	99
2014	14.978033	15.407481	2.87%	99
2013	13.131451	14.978033	14.06%	99
2012	12.117394	13.131451	8.37%	99
2011	12.394401	12.117394	-2.23%	99
2010	11.426058	12.394401	8.47%	99
2009	9.806543	11.426058	16.51%	99
2008	13.055741	9.806543	-24.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.082419	19.494360	14.12%	98
2016	16.100059	17.082419	6.10%	98
2015	16.583292	16.100059	-2.91%	98
2014	16.155500	16.583292	2.65%	98
2013	13.498218	16.155500	19.69%	98
2012	12.133016	13.498218	11.25%	98
2011	12.674949	12.133016	-4.28%	98
2010	11.485760	12.674949	10.35%	98
2009	9.441190	11.485760	21.66%	98
2008	14.070907	9.441190	-32.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.395926	15.377073	6.82%	99
2016	13.924724	14.395926	3.38%	99
2015	14.242323	13.924724	-2.23%	99
2014	13.903739	14.242323	2.44%	99
2013	12.866162	13.903739	8.06%	99
2012	12.177236	12.866162	5.66%	99
2011	12.198921	12.177236	-0.18%	99
2010	11.494305	12.198921	6.13%	99
2009	10.258994	11.494305	12.04%	99
2008	12.347458	10.258994	-16.91%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.521532	28.044011	24.52%	282
2016	22.219619	22.521532	1.36%	387
2015	21.618409	22.219619	2.78%	385
2014	20.316866	21.618409	6.41%	384
2013	15.196167	20.316866	33.70%	383
2012	13.092386	15.196167	16.07%	382
2011	13.692136	13.092386	-4.38%	380
2010	12.867621	13.692136	6.41%	469
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.304348	37.713736	13.24%	0
2016	28.307802	33.304348	17.65%	0
2015	29.697228	28.307802	-4.68%	0
2014	27.751036	29.697228	7.01%	0
2013	21.326835	27.751036	30.12%	0
2012	18.563976	21.326835	14.88%	0
2011	19.476305	18.563976	-4.68%	61
2010	15.779485	19.476305	23.43%	0
2009	11.798022	15.779485	33.75%	0
2008	18.987431	11.798022	-37.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.596631	16.220290	4.00%	0
2016	14.677355	15.596631	6.26%	0
2015	15.454234	14.677355	-5.03%	0
2014	15.211127	15.454234	1.60%	97
2013	15.730200	15.211127	-3.30%	0
2012	14.329551	15.730200	9.77%	79
2011	13.880944	14.329551	3.23%	159
2010	12.834262	13.880944	8.16%	0
2009	10.550599	12.834262	21.64%	0
2008	13.043358	10.550599	-19.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.073834	19.773191	23.01%	0
2016	16.790700	16.073834	-4.27%	0
2015	17.253262	16.790700	-2.68%	0
2014	17.821099	17.253262	-3.19%	0
2013	15.014367	17.821099	18.69%	0
2012	13.244633	15.014367	13.36%	0
2011	14.934282	13.244633	-11.31%	0
2010	13.378560	14.934282	11.63%	0
2009*	10.000000	13.378560	33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.566302	10.299189	20.23%	0
2016	8.323542	8.566302	2.92%	0
2015	8.970066	8.323542	-7.21%	0
2014*	10.000000	8.970066	-10.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	13.980787	17.804414	27.35%	0
2016	13.988073	13.980787	-0.05%	93
2015	13.827834	13.988073	1.16%	93
2014	12.802786	13.827834	8.01%	93
2013	9.715408	12.802786	31.78%	93
2012	8.538057	9.715408	13.79%	93
2011	8.991007	8.538057	-5.04%	93
2010	7.958679	8.991007	12.97%	93
2009	6.270513	7.958679	26.92%	0
2008*	10.000000	6.270513	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	16.965012	19.005109	12.03%	0
2016	14.908056	16.965012	13.80%	0
2015	15.739454	14.908056	-5.28%	0
2014	14.561867	15.739454	8.09%	100
2013	10.993343	14.561867	32.46%	0
2012	9.541790	10.993343	15.21%	0
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.853496	15.495600	11.85%	0
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.112942	17.632205	24.94%	58
2016	13.553243	14.112942	4.13%	231
2015	13.883860	13.553243	-2.38%	229
2014	13.645618	13.883860	1.75%	227
2013	10.041657	13.645618	35.89%	226
2012	8.936213	10.041657	12.37%	223
2011	9.540351	8.936213	-6.33%	221
2010	7.691865	9.540351	24.03%	218
2009	6.186904	7.691865	24.32%	291
2008*	10.000000	6.186904	-38.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.924226	19.957170	11.34%	516
2016	15.584364	17.924226	15.01%	720
2015	16.408460	15.584364	-5.02%	718
2014	14.337307	16.408460	14.45%	696
2013	10.804765	14.337307	32.69%	694
2012	9.496154	10.804765	13.78%	692
2011	9.940108	9.496154	-4.47%	689
2010	8.495635	9.940108	17.00%	687
2009	6.658061	8.495635	27.60%	687
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	20.111026	24.572761	22.19%	299
2016	18.985433	20.111026	5.93%	356
2015	19.266874	18.985433	-1.46%	355
2014	19.161587	19.266874	0.55%	354
2013	13.578402	19.161587	41.12%	352
2012	12.239809	13.578402	10.94%	351
2011	12.596266	12.239809	-2.83%	349
2010	10.266672	12.596266	22.69%	347
2009	8.235950	10.266672	24.66%	347
2008	15.717907	8.235950	-47.60%	217

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	37.885300	40.412546	6.67%	194
2016	30.758466	37.885300	23.17%	243
2015	33.466020	30.758466	-8.09%	243
2014	31.973615	33.466020	4.67%	243
2013	23.285056	31.973615	37.31%	290
2012	19.768284	23.285056	17.79%	243
2011	21.291755	19.768284	-7.16%	243
2010	17.195450	21.291755	23.82%	243
2009	13.930430	17.195450	23.44%	243
2008	20.994710	13.930430	-33.65%	246
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	34.135291	37.889535	11.00%	30
2016	28.413427	34.135291	20.14%	30
2015	29.535637	28.413427	-3.80%	29
2014	29.955935	29.535637	-1.40%	28
2013	21.737266	29.955935	37.81%	27
2012	19.244030	21.737266	12.96%	26
2011	20.834303	19.244030	-7.63%	25
2010	16.998540	20.834303	22.57%	24
2009	12.903236	16.998540	31.74%	24
2008	21.345940	12.903236	-39.55%	108
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.074657	16.591228	17.88%	447
2016	12.918993	14.074657	8.95%	447
2015	13.087197	12.918993	-1.29%	447
2014	11.932087	13.087197	9.68%	447
2013	9.306013	11.932087	28.22%	447
2012	8.331552	9.306013	11.70%	447
2011	8.473768	8.331552	-1.68%	447
2010	7.637082	8.473768	10.96%	447
2009	6.192790	7.637082	23.32%	447
2008	10.834878	6.192790	-42.84%	481
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.196378	13.745508	4.16%	1,013
2016	12.568679	13.196378	4.99%	1,414
2015	13.578923	12.568679	-7.44%	1,412
2014	10.772528	13.578923	26.05%	1,383
2013	10.689351	10.772528	0.78%	1,381
2012	9.440062	10.689351	13.23%	1,379
2011	9.062776	9.440062	4.16%	1,376
2010	7.118002	9.062776	27.32%	1,374
2009	5.562940	7.118002	27.95%	1,374
2008*	10.000000	5.562940	-44.37%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.745990	11.873635	21.83%	0
2016	9.566491	9.745990	1.88%	0
2015*	10.000000	9.566491	-4.34%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.252792	9.130424	-1.32%	0
2016	9.346394	9.252792	-1.00%	0
2015	9.539127	9.346394	-2.02%	0
2014	9.694571	9.539127	-1.60%	0
2013	9.851884	9.694571	-1.60%	0
2012	9.630564	9.851884	2.30%	0
2011	9.818249	9.630564	-1.91%	0
2010	9.535164	9.818249	2.97%	0
2009	8.603081	9.535164	10.83%	0
2008	10.161177	8.603081	-15.33%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.618187	22.724131	15.83%	0
2016	18.257665	19.618187	7.45%	0
2015	18.755328	18.257665	-2.65%	0
2014	17.373506	18.755328	7.95%	0
2013	12.909635	17.373506	34.58%	86
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	14.851015	18.422996	24.05%	0
2016	15.526122	14.851015	-4.35%	0
2015	15.332095	15.526122	1.27%	0
2014	13.583846	15.332095	12.87%	0
2013	10.705504	13.583846	26.89%	0
2012	9.592505	10.705504	11.60%	0
2011	9.921860	9.592505	-3.32%	0
2010	9.271764	9.921860	7.01%	0
2009	6.559913	9.271764	41.34%	570
2008	12.312209	6.559913	-46.72%	356
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.221436	17.914389	25.97%	0
2016	14.208785	14.221436	0.09%	0
2015	13.628119	14.208785	4.26%	0
2014	13.172786	13.628119	3.46%	0
2013	9.904772	13.172786	32.99%	0
2012	8.697605	9.904772	13.88%	0
2011	8.796462	8.697605	-1.12%	0
2010	7.056151	8.796462	24.66%	0
2009	5.440766	7.056151	29.69%	0
2008	10.923198	5.440766	-50.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.155644	21.595044	33.67%	410
2016	16.504551	16.155644	-2.11%	592
2015	16.235507	16.504551	1.66%	590
2014	16.228747	16.235507	0.04%	588
2013	13.034339	16.228747	24.51%	258
2012	10.990958	13.034339	18.59%	258
2011	12.253678	10.990958	-10.30%	258
2010	10.804180	12.253678	13.42%	258
2009	7.903754	10.804180	36.70%	263
2008	13.512292	7.903754	-41.51%	77
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.919783	10.310723	3.94%	0
2016	9.520340	9.919783	4.20%	0
2015	9.959666	9.520340	-4.41%	0
2014	9.902607	9.959666	0.58%	0
2013	10.138795	9.902607	-2.33%	0
2012*	10.000000	10.138795	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	15.590837	17.827428	14.35%	441
2016	14.281426	15.590837	9.17%	609
2015	14.132321	14.281426	1.06%	608
2014	13.053083	14.132321	8.27%	606
2013	10.128385	13.053083	28.88%	604
2012	8.861612	10.128385	14.30%	602
2011	9.061844	8.861612	-2.21%	599
2010	7.980089	9.061844	13.56%	596
2009	6.360525	7.980089	25.46%	596
2008	10.570308	6.360525	-39.83%	475
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.750880	18.702746	11.65%	22
2016	14.507505	16.750880	15.46%	24
2015	15.763846	14.507505	-7.97%	23
2014	14.400008	15.763846	9.47%	0
2013	10.441140	14.400008	37.92%	0
2012	9.048894	10.441140	15.39%	0
2011	9.461389	9.048894	-4.36%	0
2010	7.839168	9.461389	20.69%	0
2009	5.842436	7.839168	34.18%	0
2008	9.609304	5.842436	-39.20%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.194089	10.945549	7.37%	0
2016	9.206330	10.194089	10.73%	0
2015	9.641462	9.206330	-4.51%	0
2014*	10.000000	9.641462	-3.59%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	92
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	106
2009*	10.000000	10.883488	8.83%	98
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.352442	12.523843	1.39%	0
2016	12.006768	12.352442	2.88%	0
2015	12.618133	12.006768	-4.85%	0
2014	12.515090	12.618133	0.82%	0
2013	14.095886	12.515090	-11.21%	0
2012	13.253530	14.095886	6.36%	0
2011	12.134853	13.253530	9.22%	0
2010	11.476881	12.134853	5.73%	0
2009	9.915845	11.476881	15.74%	0
2008	10.904917	9.915845	-9.07%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	13.894170	14.258128	2.62%	0
2016	13.834302	13.894170	0.43%	0
2015	14.084167	13.834302	-1.77%	0
2014	13.811131	14.084167	1.98%	0
2013	14.403487	13.811131	-4.11%	0
2012	13.438263	14.403487	7.18%	0
2011	13.261679	13.438263	1.33%	0
2010	12.542389	13.261679	5.73%	0
2009	11.246785	12.542389	11.52%	0
2008	10.978439	11.246785	2.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	138
2012	9.943457	10.647977	7.09%	117
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.774686	12.101492	23.80%	0
2016*	10.000000	9.774686	-2.25%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.276937	12.630174	2.88%	0
2016	10.485398	12.276937	17.09%	0
2015	12.247146	10.485398	-14.38%	0
2014	12.987446	12.247146	-5.70%	0
2013	10.976019	12.987446	18.33%	0
2012	10.430309	10.976019	5.23%	0
2011	12.132822	10.430309	-14.03%	0
2010	9.545511	12.132822	27.11%	0
2009	6.175635	9.545511	54.57%	0
2008	11.131557	6.175635	-44.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.305472	32.754156	24.51%	12
2016	30.123660	26.305472	-12.68%	13
2015	27.386120	30.123660	10.00%	11
2014	21.338927	27.386120	28.34%	62
2013	14.496145	21.338927	47.20%	71
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	25.595647	37.810992	47.72%	0
2016	26.142968	25.595647	-2.09%	0
2015	31.080388	26.142968	-15.89%	0
2014	31.912148	31.080388	-2.61%	0
2013	29.128592	31.912148	9.56%	10
2012	22.945511	29.128592	26.95%	45
2011	31.592570	22.945511	-27.37%	0
2010	25.466956	31.592570	24.05%	0
2009	12.214727	25.466956	108.49%	0
2008	35.464292	12.214727	-65.56%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	26.440778	25.421600	-3.85%	0
2016	18.811329	26.440778	40.56%	0
2015	28.902314	18.811329	-34.91%	0
2014	36.532447	28.902314	-20.89%	0
2013	33.794379	36.532447	8.10%	0
2012	33.424769	33.794379	1.11%	0
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	26.40%	0
2009	21.005424	32.362732	54.07%	0
2008	39.868718	21.005424	-47.31%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.188926	18.786115	23.68%	0
2016	14.947373	15.188926	1.62%	0
2015	15.774873	14.947373	-5.25%	0
2014	14.636836	15.774873	7.78%	0
2013	11.174565	14.636836	30.98%	0
2012	9.826804	11.174565	13.72%	0
2011	10.783677	9.826804	-8.87%	0
2010	9.814546	10.783677	9.87%	0
2009	7.898012	9.814546	24.27%	0
2008	12.997934	7.898012	-39.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.403243	27.577920	23.10%	0
2016	21.258919	22.403243	5.38%	0
2015	22.382417	21.258919	-5.02%	0
2014	23.324001	22.382417	-4.04%	0
2013	15.874440	23.324001	46.93%	0
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.962067	12.251043	11.76%	0
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.471457	30.306068	10.32%	0
2016	22.518925	27.471457	21.99%	0
2015	24.428328	22.518925	-7.82%	0
2014	22.938552	24.428328	6.49%	0
2013	17.049594	22.938552	34.54%	0
2012	14.723614	17.049594	15.80%	0
2011	16.483132	14.723614	-10.67%	0
2010	13.320343	16.483132	23.74%	0
2009	9.552223	13.320343	39.45%	0
2008	15.209622	9.552223	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.907489	12.067707	1.35%	0
2016	11.668860	11.907489	2.05%	0
2015	12.239591	11.668860	-4.66%	0
2014	12.121345	12.239591	0.98%	0
2013	13.549305	12.121345	-10.54%	0
2012	12.908526	13.549305	4.96%	0
2011	11.816879	12.908526	9.24%	0
2010	11.500113	11.816879	2.75%	0
2009	10.674445	11.500113	7.73%	0
2008	11.096433	10.674445	-3.80%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	14.094667	16.601258	17.78%	58
2016	12.705006	14.094667	10.94%	38
2015	13.771530	12.705006	-7.74%	0
2014	12.522711	13.771530	9.97%	0
2013	9.432069	12.522711	32.77%	0
2012	8.409701	9.432069	12.16%	0
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	7.781617	9.981043	28.26%	0
2016	8.423410	7.781617	-7.62%	0
2015	8.552471	8.423410	-1.51%	0
2014	9.259267	8.552471	-7.63%	0
2013	7.738106	9.259267	19.66%	0
2012	6.533908	7.738106	18.43%	0
2011	7.599254	6.533908	-14.02%	0
2010	6.861833	7.599254	10.75%	0
2009	5.247845	6.861833	30.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.236168	23.187485	9.19%	0
2016	17.682208	21.236168	20.10%	0
2015	18.352210	17.682208	-3.65%	0
2014	16.126142	18.352210	13.80%	0
2013	12.678846	16.126142	27.19%	0
2012	11.150678	12.678846	13.70%	0
2011	11.486505	11.150678	-2.92%	0
2010	9.853515	11.486505	16.57%	0
2009	7.757379	9.853515	27.02%	0
2008	10.490382	7.757379	-26.05%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	27.910332	29.670881	6.31%	0
2016	23.697575	27.910332	17.78%	0
2015	25.222848	23.697575	-6.05%	0
2014	22.818660	25.222848	10.54%	0
2013	17.721242	22.818660	28.76%	0
2012	15.823677	17.721242	11.99%	0
2011	16.024608	15.823677	-1.25%	0
2010	14.453148	16.024608	10.87%	0
2009	12.335575	14.453148	17.17%	115
2008	17.234872	12.335575	-28.43%	133
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.258604	15.849484	11.16%	0
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.142078	1.42%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	25.854832	28.409691	9.88%	81
2016	21.036137	25.854832	22.91%	83
2015	22.033685	21.036137	-4.53%	83
2014	21.442684	22.033685	2.76%	0
2013	15.588913	21.442684	37.55%	33
2012	13.779417	15.588913	13.13%	33
2011	14.017079	13.779417	-1.70%	33
2010	11.396127	14.017079	23.00%	33
2009	9.324820	11.396127	22.21%	33
2008	13.808682	9.324820	-32.47%	33
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	14.092172	16.743404	18.81%	693
2016	12.904832	14.092172	9.20%	689
2015	13.057314	12.904832	-1.17%	696
2014	11.776854	13.057314	10.87%	0
2013	9.125191	11.776854	29.06%	23
2012	8.066253	9.125191	13.13%	23
2011	8.099441	8.066253	-0.41%	23
2010	7.215119	8.099441	12.26%	23
2009	5.842587	7.215119	23.49%	23
2008	9.509256	5.842587	-38.56%	23

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	10.186377	11.484796	12.75%	0
2016	9.440838	10.186377	7.90%	0
2015	9.976901	9.440838	-5.37%	0
2014	8.996288	9.976901	10.90%	0
2013	6.850509	8.996288	31.32%	0
2012	6.259052	6.850509	9.45%	0
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	633
2009	4.324325	5.653903	30.75%	633
2008	6.746523	4.324325	-35.90%	633
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.013143	17.443131	24.48%	0
2016	13.284742	14.013143	5.48%	0
2015	13.934526	13.284742	-4.66%	0
2014	13.188128	13.934526	5.66%	191
2013	11.140524	13.188128	18.38%	188
2012	10.321021	11.140524	7.94%	178
2011	9.685194	10.321021	6.56%	186
2010	8.591886	9.685194	12.72%	195
2009	7.171759	8.591886	19.80%	190
2008	10.414758	7.171759	-31.14%	214
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.325939	15.485764	25.64%	0
2016	12.793873	12.325939	-3.66%	0
2015	13.454520	12.793873	-4.91%	0
2014	15.179010	13.454520	-11.36%	0
2013	12.625198	15.179010	20.23%	0
2012	11.464381	12.625198	10.13%	0
2011	14.386819	11.464381	-20.31%	0
2010	14.090000	14.386819	2.11%	0
2009	11.005554	14.090000	28.03%	0
2008	17.963567	11.005554	-38.73%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.212285	19.760099	21.88%	0
2016	14.166045	16.212285	14.44%	0
2015	14.829816	14.166045	-4.48%	0
2014	14.933157	14.829816	-0.69%	0
2013	10.283890	14.933157	45.21%	0
2012	8.726631	10.283890	17.84%	0
2011	10.361936	8.726631	-15.78%	0
2010	8.082504	10.361936	28.20%	0
2009	6.560427	8.082504	23.20%	0
2008	10.754877	6.560427	-39.00%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.150316	10.264138	1.12%	0
2016	9.530714	10.150316	6.50%	0
2015	9.847796	9.530714	-3.22%	0
2014*	10.000000	9.847796	-1.52%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.886893	16.157164	1.70%	88
2016	15.652957	15.886893	1.49%	88
2015	16.052357	15.652957	-2.49%	160
2014	15.821691	16.052357	1.46%	160
2013	16.020079	15.821691	-1.24%	160
2012	14.937513	16.020079	7.25%	160
2011	14.940862	14.937513	-0.02%	160
2010	14.086697	14.940862	6.06%	88
2009	11.965619	14.086697	17.73%	88
2008	13.203298	11.965619	-9.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.107775	14.478380	10.46%	0
2016	12.736468	13.107775	2.92%	0
2015	13.070419	12.736468	-2.56%	0
2014	12.813948	13.070419	2.00%	0
2013	11.560576	12.813948	10.84%	0
2012	10.589835	11.560576	9.17%	0
2011	10.863916	10.589835	-2.52%	0
2010	9.858204	10.863916	10.20%	0
2009	8.123128	9.858204	21.36%	0
2008	11.091718	8.123128	-26.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.075354	14.887365	13.86%	0
2016	12.613305	13.075354	3.66%	0
2015	12.951132	12.613305	-2.61%	0
2014	12.658807	12.951132	2.31%	0
2013	11.168229	12.658807	13.35%	0
2012	10.094610	11.168229	10.64%	0
2011	10.443931	10.094610	-3.34%	0
2010	9.329477	10.443931	11.95%	0
2009	7.411458	9.329477	25.88%	0
2008	11.268405	7.411458	-34.23%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.321930	15.734231	18.11%	0
2016	12.793546	13.321930	4.13%	0
2015	13.132170	12.793546	-2.58%	0
2014	12.811636	13.132170	2.50%	0
2013	10.787447	12.811636	18.76%	0
2012	9.556718	10.787447	12.88%	0
2011	10.047140	9.556718	-4.88%	0
2010	8.860551	10.047140	13.39%	0
2009	6.898157	8.860551	28.45%	0
2008	11.396683	6.898157	-39.47%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	18.754015	22.323249	19.03%	0
2016	17.777910	18.754015	5.49%	0
2015	18.086256	17.777910	-1.70%	0
2014	16.547216	18.086256	9.30%	0
2013	12.907718	16.547216	28.20%	0
2012	11.353861	12.907718	13.69%	0
2011	11.929256	11.353861	-4.82%	0
2010	10.420754	11.929256	14.48%	0
2009	7.858046	10.420754	32.61%	0
2008	14.009256	7.858046	-43.91%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2017	9.855911	9.367368	-4.96%	0
2016	7.551840	9.855911	30.51%	0
2015	9.748848	7.551840	-22.54%	0
2014	11.433054	9.748848	-14.73%	0
2013	9.421309	11.433054	21.35%	0
2012	9.202992	9.421309	2.37%	0
2011	9.930805	9.202992	-7.33%	0
2010	8.525889	9.930805	16.48%	0
2009	5.910401	8.525889	44.25%	0
2008	13.262086	5.910401	-55.43%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.897881	19.736717	10.27%	0
2016	15.528580	17.897881	15.26%	0
2015	16.563278	15.528580	-6.25%	0
2014	15.595993	16.563278	6.20%	213
2013	12.463509	15.595993	25.13%	212
2012	10.880856	12.463509	14.55%	223
2011	11.036037	10.880856	-1.41%	221
2010	9.809757	11.036037	12.50%	224
2009	7.717828	9.809757	27.11%	230
2008	13.781135	7.717828	-44.00%	225
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.304010	16.165861	31.39%	0
2016	12.555417	12.304010	-2.00%	0
2015	12.176953	12.555417	3.11%	0
2014	11.112281	12.176953	9.58%	0
2013	8.250889	11.112281	34.68%	0
2012	7.065966	8.250889	16.77%	0
2011	7.074015	7.065966	-0.11%	0
2010	5.852345	7.074015	20.87%	0
2009	4.108591	5.852345	42.44%	0
2008	9.353663	4.108591	-56.08%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	10.533224	13.901284	31.98%	99
2016	10.698665	10.533224	-1.55%	101
2015	10.223864	10.698665	4.64%	0
2014	9.406737	10.223864	8.69%	0
2013	7.065251	9.406737	33.14%	0
2012	6.310368	7.065251	11.96%	0
2011	6.446216	6.310368	-2.11%	0
2010	5.315668	6.446216	21.27%	0
2009	4.243553	5.315668	25.26%	0
2008	8.227831	4.243553	-48.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.610208	14.245639	4.67%	0
2016	12.172994	13.610208	11.81%	0
2015	12.939205	12.172994	-5.92%	0
2014	13.096312	12.939205	-1.20%	0
2013	12.654432	13.096312	3.49%	0
2012	11.336989	12.654432	11.62%	0
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	12.751652	12.983885	1.82%	0
2016	12.467349	12.751652	2.28%	0
2015	12.845008	12.467349	-2.94%	0
2014	12.425685	12.845008	3.37%	0
2013	12.956551	12.425685	-4.10%	0
2012	12.532532	12.956551	3.38%	0
2011	11.958169	12.532532	4.80%	0
2010	11.360925	11.958169	5.26%	0
2009	10.047525	11.360925	13.07%	0
2008	10.634552	10.047525	-5.52%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	16.051810	18.940561	18.00%	68
2016	14.646204	16.051810	9.60%	67
2015	15.211527	14.646204	-3.72%	0
2014	14.653708	15.211527	3.81%	0
2013	11.017583	14.653708	33.00%	0
2012	9.822863	11.017583	12.16%	0
2011	11.254780	9.822863	-12.72%	0
2010	8.945832	11.254780	25.81%	0
2009	6.536210	8.945832	36.87%	0
2008	11.054388	6.536210	-40.87%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	9.074555	11.541532	27.19%	0
2016	9.783963	9.074555	-7.25%	0
2015	9.671626	9.783963	1.16%	0
2014	10.773535	9.671626	-10.23%	0
2013	8.453465	10.773535	27.45%	0
2012	7.174681	8.453465	17.82%	0
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.134917	1.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	20.244021	23.591702	16.54%	0
2016	18.915760	20.244021	7.02%	0
2015	19.960999	18.915760	-5.24%	0
2014	19.139589	19.960999	4.29%	0
2013	15.010058	19.139589	27.51%	0
2012	12.081950	15.010058	24.24%	0
2011	13.559393	12.081950	-10.90%	0
2010	10.969289	13.559393	23.61%	0
2009	7.129621	10.969289	53.86%	0
2008	14.939812	7.129621	-52.28%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.041912	13.181871	9.47%	0
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.296369	15.327523	7.21%	0
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - NQ
2017	16.382149	17.720450	8.17%	0
2016	12.872222	16.382149	27.27%	0
2015	14.218935	12.872222	-9.47%	0
2014	14.463720	14.218935	-1.69%	0
2013	10.860714	14.463720	33.17%	0
2012	9.385469	10.860714	15.72%	0
2011	9.976239	9.385469	-5.92%	0
2010	7.959335	9.976239	25.34%	0
2009	6.304461	7.959335	26.25%	0
2008	9.629129	6.304461	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q
2017	20.504594	22.179673	8.17%	0
2016	16.111421	20.504594	27.27%	0
2015	17.797027	16.111421	-9.47%	0
2014	18.103408	17.797027	-1.69%	0
2013	13.593737	18.103408	33.17%	0
2012	11.747255	13.593737	15.72%	0
2011	12.486678	11.747255	-5.92%	0
2010	9.962231	12.486678	25.34%	0
2009	7.890917	9.962231	26.25%	0
2008	12.052206	7.890917	-34.53%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.605876	16.708430	14.40%	0
2016	13.900044	14.605876	5.08%	0
2015	15.177597	13.900044	-8.42%	0
2014	17.424048	15.177597	-12.89%	0
2013	14.459612	17.424048	20.50%	0
2012	12.473557	14.459612	15.92%	0
2011	14.248527	12.473557	-12.46%	0
2010	13.412649	14.248527	6.23%	0
2009	9.990669	13.412649	34.25%	0
2008	17.102062	9.990669	-41.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2017	8.237836	9.397350	14.08%	0
2016	7.862768	8.237836	4.77%	0
2015	8.602359	7.862768	-8.60%	0
2014*	10.000000	8.602359	-13.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2017	12.332088	14.067884	14.08%	0
2016	11.770595	12.332088	4.77%	0
2015	12.877778	11.770595	-8.60%	0
2014	14.824586	12.877778	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.349721	9.315935	-0.36%	0
2016	9.291306	9.349721	0.63%	0
2015	9.932813	9.291306	-6.46%	0
2014*	10.000000	9.932813	-0.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.520668	12.958066	12.48%	0
2016	10.677194	11.520668	7.90%	0
2015	10.996235	10.677194	-2.90%	0
2014	10.713236	10.996235	2.64%	0
2013	9.187834	10.713236	16.60%	0
2012	8.063611	9.187834	13.94%	0
2011	9.797584	8.063611	-17.70%	0
2010	8.663634	9.797584	13.09%	0
2009	7.402558	8.663634	17.04%	0
2008	12.291467	7.402558	-39.77%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	13.950377	17.001746	21.87%	0
2016	13.134077	13.950377	6.22%	0
2015	13.447094	13.134077	-2.33%	0
2014	12.168647	13.447094	10.51%	0
2013	9.537677	12.168647	27.59%	0
2012	8.426993	9.537677	13.18%	0
2011	9.010443	8.426993	-6.48%	0
2010	7.423146	9.010443	21.38%	0
2009	5.274984	7.423146	40.72%	0
2008	8.989275	5.274984	-41.32%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	14.072515	15.736080	11.82%	0
2016	13.327335	14.072515	5.59%	0
2015	13.619523	13.327335	-2.15%	0
2014	13.056829	13.619523	4.31%	0
2013	11.683077	13.056829	11.76%	0
2012	10.550732	11.683077	10.73%	0
2011	10.722939	10.550732	-1.61%	0
2010	9.921689	10.722939	8.08%	0
2009	8.079371	9.921689	22.80%	0
2008	11.353748	8.079371	-28.84%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.419000	18.422194	12.20%	0
2016	13.686857	16.419000	19.96%	0
2015	14.692608	13.686857	-6.85%	0
2014	13.967686	14.692608	5.19%	0
2013	10.726498	13.967686	30.22%	0
2012	9.500975	10.726498	12.90%	0
2011	10.160900	9.500975	-6.49%	0
2010	8.913607	10.160900	13.99%	0
2009	6.855747	8.913607	30.02%	0
2008	11.391070	6.855747	-39.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	17.043782	17.699975	3.85%	0
2016	14.835888	17.043782	14.88%	0
2015	15.802009	14.835888	-6.11%	0
2014	15.769347	15.802009	0.21%	0
2013	15.023201	15.769347	4.97%	0
2012	13.380471	15.023201	12.28%	0
2011	13.692760	13.380471	-2.28%	0
2010	12.135151	13.692760	12.84%	0
2009	7.186171	12.135151	68.87%	0
2008	10.499447	7.186171	-31.56%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	20.032633	20.307368	1.37%	0
2016	16.185893	20.032633	23.77%	0
2015	17.732094	16.185893	-8.72%	0
2014	18.394423	17.732094	-3.60%	0
2013	13.756135	18.394423	33.72%	0
2012	11.776193	13.756135	16.81%	0
2011	12.628750	11.776193	-6.75%	0
2010	10.599519	12.628750	19.14%	0
2009	6.953942	10.599519	52.42%	0
2008	11.584131	6.953942	-39.97%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.125288	20.147667	11.16%	0
2016	14.627690	18.125288	23.91%	0
2015	16.055243	14.627690	-8.89%	0
2014	16.276223	16.055243	-1.36%	0
2013	12.488914	16.276223	30.33%	0
2012	10.909450	12.488914	14.48%	0
2011	12.064301	10.909450	-9.57%	0
2010	10.476997	12.064301	15.15%	0
2009	7.446924	10.476997	40.69%	0
2008	10.650097	7.446924	-30.08%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.139427	18.112161	19.64%	0
2016	13.650226	15.139427	10.91%	0
2015	14.147601	13.650226	-3.52%	0
2014	13.302465	14.147601	6.35%	0
2013	9.628315	13.302465	38.16%	0
2012	8.830141	9.628315	9.04%	0
2011	9.213502	8.830141	-4.16%	0
2010	7.244842	9.213502	27.17%	0
2009	5.482150	7.244842	32.15%	0
2008	10.627403	5.482150	-48.41%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.136646	17.980257	27.19%	0
2016	13.301111	14.136646	6.28%	0
2015	12.899055	13.301111	3.12%	0
2014	11.451104	12.899055	12.64%	0
2013	9.132471	11.451104	25.39%	0
2012	8.438956	9.132471	8.22%	0
2011	9.022739	8.438956	-6.47%	0
2010	7.912912	9.022739	14.03%	0
2009	6.073635	7.912912	30.28%	0
2008	9.874100	6.073635	-38.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.305611	17.808475	24.49%	0
2016	14.309458	14.305611	-0.03%	0
2015	13.940866	14.309458	2.64%	0
2014	13.151792	13.940866	6.00%	0
2013	9.600855	13.151792	36.99%	0
2012*	10.000000	9.600855	-3.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.879194	19.718525	24.18%	0
2016	15.922545	15.879194	-0.27%	0
2015	15.550408	15.922545	2.39%	0
2014	14.706995	15.550408	5.73%	0
2013	10.762399	14.706995	36.65%	0
2012	9.709845	10.762399	10.84%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.427321	19.280915	10.64%	0
2016	16.167868	17.427321	7.79%	0
2015	17.552911	16.167868	-7.89%	0
2014	16.604330	17.552911	5.71%	0
2013	13.142322	16.604330	26.34%	0
2012	11.806537	13.142322	11.31%	0
2011	12.085377	11.806537	-2.31%	0
2010	11.285048	12.085377	7.09%	0
2009	8.998439	11.285048	25.41%	0
2008	13.178025	8.998439	-31.72%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	13.986618	15.181140	8.54%	0
2016	12.427919	13.986618	12.54%	0
2015	13.012502	12.427919	-4.49%	0
2014	12.208991	13.012502	6.58%	0
2013	9.977301	12.208991	22.37%	0
2012	9.067183	9.977301	10.04%	0
2011*	10.000000	9.067183	-9.33%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.572508	12.789121	10.51%	0
2016	11.601424	11.572508	-0.25%	0
2015	12.046839	11.601424	-3.70%	0
2014	10.752056	12.046839	12.04%	0
2013	10.709010	10.752056	0.40%	0
2012	8.551353	10.709010	25.23%	0
2011	9.356874	8.551353	-8.61%	0
2010	8.145466	9.356874	14.87%	0
2009	6.335574	8.145466	28.57%	0
2008	11.709961	6.335574	-45.90%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.526063	19.844436	13.23%	0
2016	20.249279	17.526063	-13.45%	0
2015	20.080292	20.249279	0.84%	0
2014	17.165966	20.080292	16.98%	0
2013	12.495071	17.165966	37.38%	0
2012	10.573567	12.495071	18.17%	0
2011	10.405458	10.573567	1.62%	0
2010	10.109751	10.405458	2.92%	0
2009	8.100580	10.109751	24.80%	0
2008	11.610079	8.100580	-30.23%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	18.697762	22.482863	20.24%	0
2016	19.213740	18.697762	-2.69%	0
2015	20.127793	19.213740	-4.54%	0
2014	20.523144	20.127793	-1.93%	0
2013	17.641171	20.523144	16.34%	0
2012	15.621697	17.641171	12.93%	0
2011	17.135895	15.621697	-8.84%	0
2010	15.532049	17.135895	10.33%	0
2009	11.748888	15.532049	32.20%	0
2008	20.160830	11.748888	-41.72%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.208381	15.771089	19.40%	0
2016	13.434699	13.208381	-1.68%	0
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.090001	24.384249	15.62%	0
2016	22.142812	21.090001	-4.75%	0
2015	24.715567	22.142812	-10.41%	0
2014	26.689945	24.715567	-7.40%	0
2013	21.820188	26.689945	22.32%	0
2012	18.731568	21.820188	16.49%	0
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009*	10.000000	19.438614	22.23%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.043487	24.030933	4.29%	0
2016	20.288275	23.043487	13.58%	0
2015	22.199414	20.288275	-8.61%	0
2014	22.285889	22.199414	-0.39%	0
2013	20.632462	22.285889	8.01%	0
2012	17.791844	20.632462	15.97%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	20.893940	25.918927	24.05%	0
2016	20.141763	20.893940	3.73%	0
2015	21.869565	20.141763	-7.90%	0
2014	20.740785	21.869565	5.44%	0
2013	16.329317	20.740785	27.02%	0
2012	14.711220	16.329317	11.00%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.170566	18.008061	27.08%	93
2016	14.219630	14.170566	-0.35%	75
2015	12.995594	14.219630	9.42%	0
2014	12.256846	12.995594	6.03%	296
2013	9.579968	12.256846	27.94%	294
2012	7.913008	9.579968	21.07%	283
2011	8.698640	7.913008	-9.03%	301
2010	8.357247	8.698640	4.08%	371
2009	5.855251	8.357247	42.73%	359
2008	10.756603	5.855251	-45.57%	341

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.504274	10.630940	41.67%	0
2016	6.742545	7.504274	11.30%	0
2015	6.591529	6.742545	2.29%	0
2014	6.166785	6.591529	6.89%	0
2013	4.659576	6.166785	32.35%	0
2012	4.000927	4.659576	16.46%	0
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	8.855968	11.324246	27.87%	0
2016	9.710637	8.855968	-8.80%	0
2015	10.893419	9.710637	-10.86%	0
2014	12.678606	10.893419	-14.08%	0
2013	11.349489	12.678606	11.71%	0
2012	10.259168	11.349489	10.63%	0
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	24.589130	27.346229	11.21%	0
2016	21.930691	24.589130	12.12%	0
2015	23.047524	21.930691	-4.85%	0
2014	20.483490	23.047524	12.52%	0
2013	15.838652	20.483490	29.33%	0
2012	13.461102	15.838652	17.66%	0
2011	13.479041	13.461102	-0.13%	0
2010	11.169317	13.479041	20.68%	0
2009	9.018677	11.169317	23.85%	0
2008	13.813999	9.018677	-34.71%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.665770	10.828757	24.96%	0
2016	7.339458	8.665770	18.07%	0
2015	9.392295	7.339458	-21.86%	0
2014*	10.000000	9.392295	-6.08%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.719706	23.118565	23.50%	0
2016	17.600747	18.719706	6.36%	0
2015	18.400793	17.600747	-4.35%	0
2014	20.349595	18.400793	-9.58%	0
2013	14.741464	20.349595	38.04%	0
2012	12.474638	14.741464	18.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.165138	24.279841	14.72%	0
2016	19.029421	21.165138	11.22%	0
2015	19.650994	19.029421	-3.16%	0
2014	18.242159	19.650994	7.72%	0
2013	13.762809	18.242159	32.55%	0
2012	12.150524	13.762809	13.27%	0
2011	12.487881	12.150524	-2.70%	0
2010	11.486745	12.487881	8.72%	0
2009	9.596586	11.486745	19.70%	0
2008	14.597459	9.596586	-34.26%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.121849	18.747311	23.97%	184
2016	14.896670	15.121849	1.51%	178
2015	14.333619	14.896670	3.93%	180
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	12.009032	12.472495	3.86%	0
2016	11.577180	12.009032	3.73%	0
2015	11.921300	11.577180	-2.89%	0
2014	11.307457	11.921300	5.43%	0
2013	11.604532	11.307457	-2.56%	0
2012	10.848194	11.604532	6.97%	0
2011	10.503971	10.848194	3.28%	0
2010	10.029132	10.503971	4.73%	0
2009	9.357413	10.029132	7.18%	0
2008	10.660749	9.357413	-12.23%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	26.796484	28.738866	7.25%	0
2016	24.794511	26.796484	8.07%	0
2015	25.651512	24.794511	-3.34%	0
2014	25.495625	25.651512	0.61%	0
2013	28.583678	25.495625	-10.80%	0
2012	24.790427	28.583678	15.30%	0
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	13.923050	15.803239	13.50%	0
2016	13.490311	13.923050	3.21%	0
2015	14.743827	13.490311	-8.50%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	23.771164	25.253871	6.24%	0
2016	20.190147	23.771164	17.74%	0
2015	21.577510	20.190147	-6.43%	0
2014	19.514139	21.577510	10.57%	127
2013	15.135135	19.514139	28.93%	129
2012	13.504241	15.135135	12.08%	137
2011	13.725695	13.504241	-1.61%	136
2010	12.375183	13.725695	10.91%	134
2009*	10.000000	12.375183	23.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.200352	16.074177	13.20%	0
2016	13.326893	14.200352	6.55%	0
2015	13.500802	13.326893	-1.29%	0
2014	13.155061	13.500802	2.63%	0
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.603096	10.698086	0.90%	0
2016	10.566422	10.603096	0.35%	0
2015	10.834683	10.566422	-2.48%	0
2014	10.558416	10.834683	2.62%	0
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.565075	18.647659	28.03%	0
2016	14.871536	14.565075	-2.06%	0
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.145633	18.921582	24.93%	0
2016	14.205683	15.145633	6.62%	0
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.432823	16.010878	19.19%	0
2016	12.369650	13.432823	8.60%	0
2015	12.518367	12.369650	-1.19%	0
2014	11.618251	12.518367	7.75%	0
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	12.598983	14.532845	15.35%	0
2016	10.932637	12.598983	15.24%	0
2015	11.936200	10.932637	-8.41%	0
2014	11.185447	11.936200	6.71%	0
2013	8.436121	11.185447	32.59%	0
2012	7.285500	8.436121	15.79%	0
2011	7.630293	7.285500	-4.52%	0
2010	6.742362	7.630293	13.17%	0
2009	5.365695	6.742362	25.66%	0
2008	8.712249	5.365695	-38.41%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.026606	11.608517	15.78%	0
2016*	10.000000	10.026606	0.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.475962	19.281824	4.36%	0
2016	16.556238	18.475962	11.60%	0
2015	17.390832	16.556238	-4.80%	0
2014	17.348678	17.390832	0.24%	0
2013	16.575707	17.348678	4.66%	0
2012	14.803274	16.575707	11.97%	0
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.397253	16.351907	22.05%	0
2016	12.063790	13.397253	11.05%	0
2015	12.476200	12.063790	-3.31%	0
2014	11.973208	12.476200	4.20%	0
2013	8.516641	11.973208	40.59%	0
2012	7.450809	8.516641	14.30%	0
2011	8.624038	7.450809	-13.60%	0
2010	7.631379	8.624038	13.01%	125
2009	5.103952	7.631379	49.52%	125
2008*	10.000000	5.103952	-48.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.940354	13.343048	21.96%	0
2016*	10.000000	10.940354	9.40%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	14.994693	17.387516	15.96%	0
2016	13.930248	14.994693	7.64%	0
2015	14.297208	13.930248	-2.57%	0
2014	13.224168	14.297208	8.11%	0
2013	9.749030	13.224168	35.65%	0
2012	8.945341	9.749030	8.98%	0
2011	9.451376	8.945341	-5.35%	0
2010	7.823806	9.451376	20.80%	0
2009	6.085016	7.823806	28.57%	0
2008*	10.000000	6.085016	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	0
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	0
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	78
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.133499	13.518208	11.41%	0
2016	11.628348	12.133499	4.34%	0
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	0
2015	12.059799	11.610676	-3.72%	0
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-36.84%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.752928	12.625014	7.42%	0
2016	11.342399	11.752928	3.62%	0
2015	11.728425	11.342399	-3.29%	0
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.772185	12.014032	2.05%	0
2016	11.431257	11.772185	2.98%	0
2015	11.779230	11.431257	-2.95%	0
2014	11.470486	11.779230	2.69%	0
2013	11.963215	11.470486	-4.12%	0
2012	11.358538	11.963215	5.32%	0
2011	10.900368	11.358538	4.20%	0
2010	10.416211	10.900368	4.65%	0
2009	9.795461	10.416211	6.34%	0
2008*	10.000000	9.795461	-2.05%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.926017	11.438795	15.24%	0
2016	9.115780	9.926017	8.89%	0
2015*	10.000000	9.115780	-8.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.902633	11.019487	11.28%	0
2016	9.313240	9.902633	6.33%	0
2015*	10.000000	9.313240	-6.87%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	16.009372	22.145921	38.33%	0
2016	15.203558	16.009372	5.30%	0
2015	18.515520	15.203558	-17.89%	0
2014	20.045678	18.515520	-7.63%	0
2013	20.355369	20.045678	-1.52%	0
2012	17.766068	20.355369	14.57%	0
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.247326	14.217939	-0.21%	0
2016	14.467063	14.247326	-1.52%	0
2015	14.816205	14.467063	-2.36%	296
2014	14.494946	14.816205	2.22%	296
2013	15.455427	14.494946	-6.21%	296
2012	15.343062	15.455427	0.73%	296
2011	14.633524	15.343062	4.85%	296
2010	14.287140	14.633524	2.42%	477
2009	14.233310	14.287140	0.38%	650
2008	13.517369	14.233310	5.30%	109
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.796353	8.635214	-1.83%	0
2016	8.997580	8.796353	-2.24%	0
2015	9.204679	8.997580	-2.25%	0
2014	9.416547	9.204679	-2.25%	0
2013	9.633292	9.416547	-2.25%	0
2012	9.855639	9.633292	-2.26%	0
2011	10.081859	9.855639	-2.24%	0
2010	10.313905	10.081859	-2.25%	50
2009	10.546883	10.313905	-2.21%	50
2008	10.572523	10.546883	-0.24%	50
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.192509	13.945274	24.59%	0
2016	11.350785	11.192509	-1.39%	0
2015	11.978324	11.350785	-5.24%	0
2014	12.309276	11.978324	-2.69%	0
2013	10.686762	12.309276	15.18%	0
2012	9.457202	10.686762	13.00%	0
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0
2008	14.480003	7.634898	-47.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.697363	20.488759	15.77%	0
2016	16.537782	17.697363	7.01%	0
2015	17.089053	16.537782	-3.23%	0
2014	16.652249	17.089053	2.62%	0
2013	13.387602	16.652249	24.39%	64
2012	11.817147	13.387602	13.29%	64
2011	12.583341	11.817147	-6.09%	64
2010	11.229930	12.583341	12.05%	64
2009	9.031394	11.229930	24.34%	64
2008	14.629797	9.031394	-38.27%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	0
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.496036	12.909827	3.31%	0
2016	12.260126	12.496036	1.92%	0
2015	12.509216	12.260126	-1.99%	0
2014	12.317933	12.509216	1.55%	0
2013	12.020658	12.317933	2.47%	0
2012	11.692852	12.020658	2.80%	0
2011	11.620753	11.692852	0.62%	0
2010	11.226634	11.620753	3.51%	0
2009	10.528544	11.226634	6.63%	0
2008	11.461211	10.528544	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.618150	17.241414	10.39%	0
2016	14.911502	15.618150	4.74%	0
2015	15.305981	14.911502	-2.58%	0
2014	14.886968	15.305981	2.81%	0
2013	13.058282	14.886968	14.00%	64
2012	12.056058	13.058282	8.31%	64
2011	12.337950	12.056058	-2.28%	64
2010	11.379824	12.337950	8.42%	64
2009	9.771858	11.379824	16.46%	64
2008	13.016218	9.771858	-24.93%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.952511	19.336254	14.06%	0
2016	15.985768	16.952511	6.05%	0
2015	16.473995	15.985768	-2.96%	0
2014	16.057228	16.473995	2.60%	0
2013	13.422973	16.057228	19.62%	64
2012	12.071574	13.422973	11.19%	64
2011	12.617200	12.071574	-4.32%	64
2010	11.439275	12.617200	10.30%	64
2009	9.407785	11.439275	21.59%	64
2008	14.028309	9.407785	-32.94%	64

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.286440	15.252351	6.76%	0
2016	13.825873	14.286440	3.33%	0
2015	14.148450	13.825873	-2.28%	0
2014	13.819172	14.148450	2.38%	0
2013	12.794433	13.819172	8.01%	0
2012	12.115555	12.794433	5.60%	0
2011	12.143332	12.115555	-0.23%	0
2010	11.447776	12.143332	6.08%	0
2009	10.222697	11.447776	11.98%	0
2008	12.310070	10.222697	-16.96%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.433478	27.920137	24.46%	0
2016	22.144035	22.433478	1.31%	0
2015	21.555898	22.144035	2.73%	0
2014	20.268477	21.555898	6.35%	0
2013	15.167716	20.268477	33.63%	0
2012	13.074566	15.167716	16.01%	0
2011	13.680470	13.074566	-4.43%	0
2010	12.863233	13.680470	6.35%	291
2009*	10.000000	12.863233	28.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.445013	32.194634	13.18%	107
2016	24.189825	28.445013	17.59%	107
2015	25.390115	24.189825	-4.73%	108
2014	23.738314	25.390115	6.96%	0
2013	18.252366	23.738314	30.06%	0
2012	15.895943	18.252366	14.82%	0
2011	16.685667	15.895943	-4.73%	0
2010	13.525433	16.685667	23.37%	417
2009	10.117884	13.525433	33.68%	417
2008	16.291811	10.117884	-37.90%	417

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.796187	16.419458	3.95%	0
2016	14.872718	15.796187	6.21%	0
2015	15.667956	14.872718	-5.08%	0
2014	15.429370	15.667956	1.55%	0
2013	15.964041	15.429370	-3.35%	0
2012	14.550018	15.964041	9.72%	0
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	16.010950	19.685805	22.95%	0
2016	16.733547	16.010950	-4.32%	0
2015	17.203330	16.733547	-2.73%	0
2014	17.778617	17.203330	-3.24%	143
2013	14.986232	17.778617	18.63%	0
2012	13.226592	14.986232	13.30%	0
2011	14.921568	13.226592	-11.36%	0
2010	13.373998	14.921568	11.57%	0
2009*	10.000000	13.373998	33.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.554561	10.279821	20.17%	0
2016	8.316372	8.554561	2.86%	0
2015	8.966923	8.316372	-7.26%	0
2014*	10.000000	8.966923	-10.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	13.918919	17.716602	27.28%	0
2016	13.933285	13.918919	-0.10%	0
2015	13.780721	13.933285	1.11%	0
2014	12.765691	13.780721	7.95%	0
2013	9.692208	12.765691	31.71%	22
2012	8.522037	9.692208	13.73%	22
2011	8.978726	8.522037	-5.09%	22
2010	7.951875	8.978726	12.91%	22
2009	6.268363	7.951875	26.86%	0
2008*	10.000000	6.268363	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	16.907254	18.930761	11.97%	0
2016	14.864879	16.907254	13.74%	0
2015	15.701915	14.864879	-5.33%	0
2014	14.534572	15.701915	8.03%	0
2013	10.978345	14.534572	32.39%	21
2012	9.533651	10.978345	15.15%	21
2011	10.356508	9.533651	-7.95%	21
2010*	10.000000	10.356508	3.57%	21

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	0
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	14.050529	17.545279	24.87%	0
2016	13.500181	14.050529	4.08%	0
2015	13.836579	13.500181	-2.43%	0
2014	13.606104	13.836579	1.69%	198
2013	10.017701	13.606104	35.82%	197
2012	8.919474	10.017701	12.31%	197
2011	9.527355	8.919474	-6.38%	199
2010	7.685308	9.527355	23.97%	206
2009	6.184777	7.685308	24.26%	215
2008*	10.000000	6.184777	-38.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.844950	19.858782	11.29%	0
2016	15.523349	17.844950	14.96%	0
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	41
2009	6.655774	8.488366	27.53%	41
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	9.313748	11.374240	22.12%	0
2016	8.796952	9.313748	5.87%	0
2015	8.931924	8.796952	-1.51%	0
2014	8.887660	8.931924	0.50%	0
2013	6.301248	8.887660	41.05%	0
2012	5.682974	6.301248	10.88%	0
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
2008	7.312826	3.829839	-47.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	32.560442	34.714772	6.62%	0
2016	26.448778	32.560442	23.11%	0
2015	28.791684	26.448778	-8.14%	0
2014	27.521796	28.791684	4.61%	0
2013	20.053215	27.521796	37.24%	0
2012	17.033276	20.053215	17.73%	0
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	17
2009	12.021534	14.831548	23.37%	17
2008	18.127074	12.021534	-33.68%	17
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	22.656471	25.135445	10.94%	0
2016	18.868346	22.656471	20.08%	0
2015	19.623615	18.868346	-3.85%	0
2014	19.913044	19.623615	-1.45%	0
2013	14.457113	19.913044	37.74%	0
2012	12.805463	14.457113	12.90%	0
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	458
2009	8.599322	11.322815	31.67%	458
2008	14.233228	8.599322	-39.58%	458
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.657652	17.269652	17.82%	0
2016	13.460971	14.657652	8.89%	0
2015	13.643217	13.460971	-1.34%	0
2014	12.445398	13.643217	9.62%	0
2013	9.711318	12.445398	28.15%	0
2012	8.698871	9.711318	11.64%	0
2011	8.851882	8.698871	-1.73%	0
2010	7.981931	8.851882	10.90%	0
2009	6.475718	7.981931	23.26%	0
2008	11.335692	6.475718	-42.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.138042	13.677771	4.11%	188
2016	12.519496	13.138042	4.94%	188
2015	13.532714	12.519496	-7.49%	188
2014	10.741354	13.532714	25.99%	188
2013	10.663875	10.741354	0.73%	188
2012	9.422383	10.663875	13.18%	188
2011	9.050421	9.422383	4.11%	188
2010	7.111931	9.050421	27.26%	295
2009	5.561032	7.111931	27.89%	295
2008*	10.000000	5.561032	-44.39%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.650749	9.583177	-0.70%	0
2016	9.632271	9.650749	0.19%	0
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.066921	15.675806	19.97%	0
2016	13.219475	13.066921	-1.15%	0
2015	14.073141	13.219475	-6.07%	0
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.740240	11.860591	21.77%	0
2016	9.565724	9.740240	1.82%	0
2015*	10.000000	9.565724	-4.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.188367	9.062237	-1.37%	0
2016	9.286055	9.188367	-1.05%	0
2015	9.482390	9.286055	-2.07%	0
2014	9.641839	9.482390	-1.65%	0
2013	9.803310	9.641839	-1.65%	0
2012	9.588009	9.803310	2.25%	0
2011	9.779855	9.588009	-1.96%	0
2010	9.502722	9.779855	2.92%	0
2009	8.578190	9.502722	10.78%	0
2008	10.136974	8.578190	-15.38%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.491556	22.565955	15.77%	0
2016	18.149068	19.491556	7.40%	0
2015	18.653314	18.149068	-2.70%	0
2014	17.287846	18.653314	7.90%	0
2013	12.852555	17.287846	34.51%	0
2012	11.848214	12.852555	8.48%	0
2011	12.505627	11.848214	-5.26%	0
2010	10.413252	12.505627	20.09%	0
2009	8.105646	10.413252	28.47%	0
2008	13.693921	8.105646	-40.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	11.548565	14.318941	23.99%	0
2016	12.079698	11.548565	-4.40%	0
2015	11.934842	12.079698	1.21%	0
2014	10.579378	11.934842	12.81%	0
2013	8.341927	10.579378	26.82%	0
2012	7.478480	8.341927	11.55%	0
2011	7.739195	7.478480	-3.37%	0
2010	7.235804	7.739195	6.96%	0
2009	5.122066	7.235804	41.27%	518
2008	9.618478	5.122066	-46.75%	518
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	7.727476	9.729142	25.90%	138
2016	7.724543	7.727476	0.04%	103
2015	7.412653	7.724543	4.21%	0
2014	7.168656	7.412653	3.40%	0
2013	5.392950	7.168656	32.93%	36
2012	4.738094	5.392950	13.82%	36
2011	4.794398	4.738094	-1.17%	36
2010	3.847818	4.794398	24.60%	36
2009	2.968443	3.847818	29.62%	36
2008	5.962681	2.968443	-50.22%	36

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.018518	21.400851	33.60%	0
2016	16.372826	16.018518	-2.16%	0
2015	16.114173	16.372826	1.61%	0
2014	16.115703	16.114173	-0.01%	0
2013	12.950164	16.115703	24.44%	0
2012	10.925563	12.950164	18.53%	0
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	539
2009	7.868788	10.750875	36.63%	539
2008	13.459419	7.868788	-41.54%	539
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.898610	10.283473	3.89%	0
2016	9.504863	9.898610	4.14%	0
2015	9.948563	9.504863	-4.46%	0
2014	9.896633	9.948563	0.52%	0
2013	10.137866	9.896633	-2.38%	0
2012*	10.000000	10.137866	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	14.451700	16.516455	14.29%	0
2016	13.244715	14.451700	9.11%	0
2015	13.113132	13.244715	1.00%	0
2014	12.117918	13.113132	8.21%	0
2013	9.407559	12.117918	28.81%	44
2012	8.235164	9.407559	14.24%	44
2011	8.425534	8.235164	-2.26%	44
2010	7.423529	8.425534	13.50%	44
2009	5.919937	7.423529	25.40%	44
2008	9.843152	5.919937	-39.86%	44
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.659743	18.591513	11.60%	0
2016	14.435923	16.659743	15.40%	0
2015	15.694096	14.435923	-8.02%	0
2014	14.343626	15.694096	9.42%	0
2013	10.405576	14.343626	37.85%	0
2012	9.022692	10.405576	15.33%	0
2011	9.438807	9.022692	-4.41%	0
2010	7.824453	9.438807	20.63%	0
2009	5.834455	7.824453	34.11%	0
2008	9.601104	5.834455	-39.23%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.180189	10.925061	7.32%	0
2016	9.198460	10.180189	10.67%	0
2015	9.638157	9.198460	-4.56%	0
2014*	10.000000	9.638157	-3.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.288451	11.137239	8.25%	0
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.637089	10.528608	-1.02%	0
2016	10.741077	10.637089	-0.97%	0
2015	10.965417	10.741077	-2.05%	0
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.285781	12.449911	1.34%	0
2016	11.948061	12.285781	2.83%	0
2015	12.562862	11.948061	-4.89%	0
2014	12.466645	12.562862	0.77%	0
2013	14.048497	12.466645	-11.26%	0
2012	13.215746	14.048497	6.30%	0
2011	12.106427	13.215746	9.16%	0
2010	11.455850	12.106427	5.68%	0
2009	9.902737	11.455850	15.68%	0
2008	10.896071	9.902737	-9.12%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	13.819209	14.173977	2.57%	0
2016	13.766686	13.819209	0.38%	0
2015	14.022485	13.766686	-1.82%	0
2014	13.757682	14.022485	1.92%	0
2013	14.355083	13.757682	-4.16%	0
2012	13.399963	14.355083	7.13%	0
2011	13.230619	13.399963	1.28%	0
2010	12.519410	13.230619	5.68%	0
2009	11.231923	12.519410	11.46%	0
2008	10.969539	11.231923	2.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2017	9.771384	12.091246	23.74%	0
2016*	10.000000	9.771384	-2.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2017	10.940733	13.538215	23.74%	0
2016	11.473383	10.940733	-4.64%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.210783	12.555710	2.82%	0
2016	10.434213	12.210783	17.03%	0
2015	12.193603	10.434213	-14.43%	0
2014	12.937296	12.193603	-5.75%	0
2013	10.939219	12.937296	18.27%	0
2012	10.400677	10.939219	5.18%	0
2011	12.104537	10.400677	-14.08%	0
2010	9.528131	12.104537	27.04%	0
2009	6.167550	9.528131	54.49%	0
2008	11.122674	6.167550	-44.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	16.163703	23.865572	47.65%	106
2016	16.517771	16.163703	-2.14%	111
2015	19.647414	16.517771	-15.93%	101
2014	20.183542	19.647414	-2.66%	0
2013	18.432443	20.183542	9.50%	0
2012	14.527262	18.432443	26.88%	0
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	26.106835	25.087737	-3.90%	0
2016	18.583215	26.106835	40.49%	0
2015	28.566485	18.583215	-34.95%	0
2014	36.126471	28.566485	-20.93%	0
2013	33.435924	36.126471	8.05%	0
2012	33.087192	33.435924	1.05%	0
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	15.060034	18.617202	23.62%	0
2016	14.828086	15.060034	1.56%	0
2015	15.656993	14.828086	-5.29%	0
2014	14.534884	15.656993	7.72%	0
2013	11.102402	14.534884	30.92%	0
2012	9.768343	11.102402	13.66%	0
2011	10.725000	9.768343	-8.92%	0
2010	9.766132	10.725000	9.82%	0
2009	7.863068	9.766132	24.20%	0
2008	12.947072	7.863068	-39.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.315613	27.456044	23.04%	0
2016	21.186568	22.315613	5.33%	0
2015	22.317651	21.186568	-5.07%	0
2014	23.268417	22.317651	-4.09%	0
2013	15.844694	23.268417	46.85%	0
2012	15.027491	15.844694	5.44%	0
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.266130	30.064209	10.26%	0
2016	22.362012	27.266130	21.93%	0
2015	24.270531	22.362012	-7.86%	0
2014	22.802040	24.270531	6.44%	0
2013	16.956785	22.802040	34.47%	0
2012	14.650981	16.956785	15.74%	0
2011	16.410210	14.650981	-10.72%	0
2010	13.268191	16.410210	23.68%	0
2009	9.519690	13.268191	39.38%	0
2008	15.165609	9.519690	-37.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.824514	11.977489	1.29%	0
2016	11.593462	11.824514	1.99%	0
2015	12.166721	11.593462	-4.71%	0
2014	12.055347	12.166721	0.92%	0
2013	13.482428	12.055347	-10.58%	0
2012	12.851411	13.482428	4.91%	0
2011	11.770589	12.851411	9.18%	0
2010	11.460924	11.770589	2.70%	0
2009	10.643514	11.460924	7.68%	0
2008	11.069941	10.643514	-3.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	13.973015	16.449583	17.72%	0
2016	12.601788	13.973015	10.88%	0
2015	13.666637	12.601788	-7.79%	0
2014	12.433690	13.666637	9.92%	0
2013	9.369795	12.433690	32.70%	0
2012	8.358460	9.369795	12.10%	0
2011	8.296610	8.358460	0.75%	0
2010	7.439344	8.296610	11.52%	0
2009	6.447671	7.439344	15.38%	0
2008	10.089306	6.447671	-36.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	7.714407	9.889806	28.20%	0
2016	8.354927	7.714407	-7.67%	0
2015	8.487283	8.354927	-1.56%	0
2014	9.193403	8.487283	-7.68%	0
2013	7.686992	9.193403	19.60%	0
2012	6.494075	7.686992	18.37%	0
2011	7.556789	6.494075	-14.06%	0
2010	6.826976	7.556789	10.69%	0
2009	5.223854	6.826976	30.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.120574	23.049510	9.13%	0
2016	17.594929	21.120574	20.04%	0
2015	18.270965	17.594929	-3.70%	0
2014	16.062983	18.270965	13.75%	0
2013	12.635644	16.062983	27.12%	0
2012	11.118386	12.635644	13.65%	0
2011	11.459078	11.118386	-2.97%	0
2010	9.835020	11.459078	16.51%	0
2009	7.746782	9.835020	26.96%	0
2008	10.481436	7.746782	-26.09%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	27.669547	29.399919	6.25%	0
2016	23.505112	27.669547	17.72%	0
2015	25.030813	23.505112	-6.10%	0
2014	22.656509	25.030813	10.48%	0
2013	17.604314	22.656509	28.70%	0
2012	15.727333	17.604314	11.93%	0
2011	15.935162	15.727333	-1.30%	0
2010	14.379810	15.935162	10.82%	0
2009	12.279258	14.379810	17.11%	0
2008	17.164977	12.279258	-28.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	25.661549	28.182929	9.83%	0
2016	20.889534	25.661549	22.84%	0
2015	21.891330	20.889534	-4.58%	0
2014	21.315051	21.891330	2.70%	0
2013	15.504044	21.315051	37.48%	0
2012	13.711430	15.504044	13.07%	0
2011	13.955039	13.711430	-1.75%	0
2010	11.351495	13.955039	22.94%	0
2009	9.293057	11.351495	30.68%	0
2008	13.768705	9.293057	-32.51%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	13.970523	16.590416	18.75%	0
2016	12.799957	13.970523	9.15%	0
2015	12.957831	12.799957	-1.22%	0
2014	11.693117	12.957831	10.82%	0
2013	9.064940	11.693117	28.99%	0
2012	8.017106	9.064940	13.07%	0
2011	8.054214	8.017106	-0.46%	0
2010	7.178498	8.054214	12.20%	0
2009	5.815910	7.178498	23.43%	0
2008	9.470692	5.815910	-38.59%	278

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	10.098461	11.379870	12.69%	0
2016	9.364129	10.098461	7.84%	0
2015	9.900904	9.364129	-5.42%	0
2014	8.932328	9.900904	10.84%	0
2013	6.805273	8.932328	31.26%	0
2012	6.220906	6.805273	9.39%	0
2011	6.310182	6.220906	-1.41%	0
2010	5.625186	6.310182	12.18%	0
2009	4.304566	5.625186	23.43%	0
2008	6.719140	4.304566	-35.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	13.892224	17.283791	24.41%	0
2016	13.176835	13.892224	5.43%	0
2015	13.828409	13.176835	-4.71%	0
2014	13.094388	13.828409	5.61%	0
2013	11.066997	13.094388	18.32%	0
2012	10.258165	11.066997	7.88%	0
2011	9.631124	10.258165	6.51%	0
2010	8.548283	9.631124	12.67%	0
2009	7.139016	8.548283	19.74%	0
2008	10.372533	7.139016	-31.17%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.230920	15.358547	25.57%	0
2016	12.701735	12.230920	-3.71%	0
2015	13.364453	12.701735	-4.96%	0
2014	15.085126	13.364453	-11.41%	0
2013	12.553524	15.085126	20.17%	0
2012	11.405149	12.553524	10.07%	0
2011	14.319812	11.405149	-20.35%	0
2010	14.031547	14.319812	2.05%	0
2009	9.541197	14.031547	-1.05%	0
2008	9.850905	9.541197	-3.14%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	16.087323	19.597795	21.82%	0
2016	14.064028	16.087323	14.39%	0
2015	14.730547	14.064028	-4.52%	0
2014	14.840790	14.730547	-0.74%	0
2013	10.225507	14.840790	45.14%	0
2012	8.681537	10.225507	17.78%	0
2011	10.313663	8.681537	-15.82%	0
2010	8.048956	10.313663	28.14%	0
2009	6.536550	8.048956	27.96%	0
2008	10.721237	6.536550	-38.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.136475	10.244911	1.07%	0
2016	9.522565	10.136475	6.45%	0
2015	9.844413	9.522565	-3.27%	0
2014*	10.000000	9.844413	-1.56%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.749772	16.009529	1.65%	0
2016	15.525780	15.749772	1.44%	0
2015	15.930084	15.525780	-2.54%	0
2014	15.709222	15.930084	1.41%	0
2013	15.914340	15.709222	-1.29%	0
2012	14.846531	15.914340	7.19%	0
2011	14.857440	14.846531	-0.07%	0
2010	14.015205	14.857440	6.01%	0
2009	11.910982	14.015205	17.67%	0
2008	13.149735	11.910982	-9.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	13.036445	14.392253	10.40%	0
2016	12.673626	13.036445	2.86%	0
2015	13.012592	12.673626	-2.60%	0
2014	12.763777	13.012592	1.95%	0
2013	11.521203	12.763777	10.79%	0
2012	10.559181	11.521203	9.11%	0
2011	10.838012	10.559181	-2.57%	0
2010	9.839713	10.838012	10.15%	0
2009	8.112042	9.839713	21.30%	0
2008	11.082252	8.112042	-26.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	13.004166	14.798760	13.80%	0
2016	12.551044	13.004166	3.61%	0
2015	12.893787	12.551044	-2.66%	0
2014	12.609211	12.893787	2.26%	0
2013	11.130167	12.609211	13.29%	0
2012	10.065371	11.130167	10.58%	0
2011	10.419000	10.065371	-3.39%	0
2010	9.311960	10.419000	11.89%	0
2009	7.401326	9.311960	25.81%	0
2008	11.258778	7.401326	-34.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.249376	15.640573	18.05%	0
2016	12.730363	13.249376	4.08%	0
2015	13.074010	12.730363	-2.63%	0
2014	12.761422	13.074010	2.45%	0
2013	10.750658	12.761422	18.70%	0
2012	9.529008	10.750658	12.82%	0
2011	10.023131	9.529008	-4.93%	0
2010	8.843904	10.023131	13.33%	0
2009	6.888727	8.843904	32.48%	0
2008	11.386950	6.888727	-39.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	18.592094	22.119228	18.97%	0
2016	17.633412	18.592094	5.44%	0
2015	17.948441	17.633412	-1.76%	0
2014	16.429533	17.948441	9.24%	0
2013	12.822473	16.429533	28.13%	0
2012	11.284668	12.822473	13.63%	0
2011	11.862623	11.284668	-4.87%	0
2010	10.367844	11.862623	14.42%	0
2009	7.822155	10.367844	32.54%	0
2008	13.952423	7.822155	-43.94%	236
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	9.802237	9.311608	-5.01%	0
2016	7.514541	9.802237	30.44%	0
2015	9.705679	7.514541	-22.58%	0
2014	11.388267	9.705679	-14.77%	0
2013	9.389198	11.388267	21.29%	0
2012	9.176327	9.389198	2.32%	0
2011	9.907095	9.176327	-7.38%	0
2010	8.509886	9.907095	16.42%	0
2009	5.902328	8.509886	44.18%	0
2008	13.250768	5.902328	-55.46%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.743399	19.556391	10.22%	0
2016	15.402409	17.743399	15.20%	0
2015	16.437115	15.402409	-6.29%	0
2014	15.485124	16.437115	6.15%	0
2013	12.381238	15.485124	25.07%	0
2012	10.814569	12.381238	14.49%	0
2011	10.974398	10.814569	-1.46%	0
2010	9.759949	10.974398	12.44%	0
2009	7.682578	9.759949	27.04%	0
2008	13.725241	7.682578	-44.03%	198

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.197794	16.018141	31.32%	0
2016	12.453393	12.197794	-2.05%	0
2015	12.084182	12.453393	3.06%	0
2014	11.033266	12.084182	9.52%	0
2013	8.196409	11.033266	34.61%	0
2012	7.022913	8.196409	16.71%	0
2011	7.034502	7.022913	-0.16%	0
2010	5.822621	7.034502	20.81%	0
2009	4.089824	5.822621	42.37%	0
2008	9.315720	4.089824	-56.10%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	10.442377	13.774361	31.91%	0
2016	10.611799	10.442377	-1.60%	0
2015	10.146043	10.611799	4.59%	0
2014	9.339915	10.146043	8.63%	0
2013	7.018649	9.339915	33.07%	0
2012	6.271948	7.018649	11.91%	0
2011	6.410236	6.271948	-2.16%	0
2010	5.288698	6.410236	21.21%	0
2009	4.224185	5.288698	25.20%	0
2008	8.194487	4.224185	-48.45%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.492780	14.115525	4.62%	0
2016	12.074118	13.492780	11.75%	0
2015	12.840685	12.074118	-5.97%	0
2014	13.003245	12.840685	-1.25%	0
2013	12.570945	13.003245	3.44%	0
2012	11.267975	12.570945	11.56%	0
2011	11.096918	11.267975	1.54%	0
2010	9.981760	11.096918	11.17%	0
2009	7.105935	9.981760	40.47%	0
2008	9.706017	7.105935	-26.79%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	12.662844	12.886882	1.77%	0
2016	12.386844	12.662844	2.23%	0
2015	12.768586	12.386844	-2.99%	0
2014	12.358079	12.768586	3.32%	0
2013	12.892654	12.358079	-4.15%	0
2012	12.477135	12.892654	3.33%	0
2011	11.911376	12.477135	4.75%	0
2010	11.322249	11.911376	5.20%	0
2009	10.018441	11.322249	13.01%	0
2008	10.609195	10.018441	-5.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	15.964475	18.827905	17.94%	0
2016	14.573950	15.964475	9.54%	0
2015	15.144235	14.573950	-3.77%	0
2014	14.596347	15.144235	3.75%	0
2013	10.980065	14.596347	32.93%	0
2012	9.794423	10.980065	12.11%	0
2011	11.227929	9.794423	-12.77%	0
2010	8.929050	11.227929	25.75%	0
2009	6.527284	8.929050	36.80%	0
2008	11.044959	6.527284	-40.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	8.996210	11.436065	27.12%	0
2016	9.704443	8.996210	-7.30%	0
2015	9.597930	9.704443	1.11%	0
2014	10.696917	9.597930	-10.27%	0
2013	8.397637	10.696917	27.38%	0
2012	7.130945	8.397637	17.76%	0
2011	8.817791	7.130945	-19.13%	0
2010	7.987401	8.817791	10.40%	0
2009	6.465996	7.987401	23.53%	0
2008	11.790457	6.465996	-45.16%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.131478	1.31%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	20.092685	23.403410	16.48%	0
2016	18.783936	20.092685	6.97%	0
2015	19.832037	18.783936	-5.28%	0
2014	19.025673	19.832037	4.24%	0
2013	14.928356	19.025673	27.45%	0
2012	12.022353	14.928356	24.17%	0
2011	13.499394	12.022353	-10.94%	0
2010	10.926344	13.499394	23.55%	0
2009	7.105339	10.926344	53.78%	0
2008	14.896575	7.105339	-52.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.293005	17.615042	8.11%	0
2016	12.808710	16.293005	27.20%	0
2015	14.156030	12.808710	-9.52%	0
2014	14.407099	14.156030	-1.74%	0
2013	10.823734	14.407099	33.11%	0
2012	9.358309	10.823734	15.66%	0
2011	9.952452	9.358309	-5.97%	0
2010	7.944411	9.952452	25.28%	0
2009	6.295855	7.944411	26.18%	0
2008	9.620918	6.295855	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.496674	16.575054	14.34%	0
2016	13.803170	14.496674	5.02%	0
2015	15.079538	13.803170	-8.46%	0
2014	17.320344	15.079538	-12.94%	0
2013	14.380901	17.320344	20.44%	0
2012	12.412022	14.380901	15.86%	0
2011	14.185495	12.412022	-12.50%	0
2010	13.360142	14.185495	6.18%	0
2009	9.956651	13.360142	34.18%	0
2008	17.052569	9.956651	-41.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.226593	9.379731	14.02%	0
2016	7.856045	8.226593	4.72%	0
2015	8.599409	7.856045	-8.64%	0
2014*	10.000000	8.599409	-14.01%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.336959	9.298477	-0.41%	0
2016	9.283356	9.336959	0.58%	0
2015	9.929405	9.283356	-6.51%	0
2014*	10.000000	9.929405	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.458569	12.881653	12.42%	0
2016	10.625062	11.458569	7.84%	0
2015	10.948153	10.625062	-2.95%	0
2014	10.671849	10.948153	2.59%	0
2013	9.157026	10.671849	16.54%	0
2012	8.040694	9.157026	13.88%	0
2011	9.774736	8.040694	-17.74%	0
2010	8.647855	9.774736	13.03%	0
2009	7.392854	8.647855	16.98%	0
2008	12.281654	7.392854	-39.81%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	13.875156	16.901466	21.81%	0
2016	13.069910	13.875156	6.16%	0
2015	13.388261	13.069910	-2.38%	0
2014	12.121615	13.388261	10.45%	0
2013	9.505682	12.121615	27.52%	0
2012	8.403030	9.505682	13.12%	0
2011	8.989405	8.403030	-6.52%	0
2010	7.409598	8.989405	21.32%	0
2009	5.268055	7.409598	40.65%	0
2008	8.982093	5.268055	-41.35%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	13.996677	15.643301	11.76%	0
2016	13.262270	13.996677	5.54%	0
2015	13.559964	13.262270	-2.20%	0
2014	13.006382	13.559964	4.26%	0
2013	11.643893	13.006382	11.70%	0
2012	10.520752	11.643893	10.68%	0
2011	10.697938	10.520752	-1.66%	0
2010	9.903609	10.697938	8.02%	0
2009	8.068778	9.903609	22.74%	0
2008	11.344674	8.068778	-28.88%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.330597	18.313663	12.14%	0
2016	13.620100	16.330597	19.90%	0
2015	14.628416	13.620100	-6.89%	0
2014	13.913789	14.628416	5.14%	0
2013	10.690569	13.913789	30.15%	0
2012	9.474015	10.690569	12.84%	0
2011	10.137237	9.474015	-6.54%	0
2010	8.897383	10.137237	13.94%	0
2009	6.846767	8.897383	29.95%	0
2008	11.381983	6.846767	-39.85%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	16.952012	17.595697	3.80%	0
2016	14.763527	16.952012	14.82%	0
2015	15.732989	14.763527	-6.16%	0
2014	15.708506	15.732989	0.16%	0
2013	14.972898	15.708506	4.91%	0
2012	13.342508	14.972898	12.22%	0
2011	13.660877	13.342508	-2.33%	0
2010	12.113086	13.660877	12.78%	0
2009	7.176771	12.113086	68.78%	0
2008	10.491074	7.176771	-31.59%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	19.924691	20.187650	1.32%	0
2016	16.106877	19.924691	23.70%	0
2015	17.654576	16.106877	-8.77%	0
2014	18.323397	17.654576	-3.65%	0
2013	13.710018	18.323397	33.65%	0
2012	11.742738	13.710018	16.75%	0
2011	12.599305	11.742738	-6.80%	0
2010	10.580211	12.599305	19.08%	0
2009	6.944826	10.580211	52.35%	0
2008	11.574880	6.944826	-40.00%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	18.027598	20.028854	11.10%	0
2016	14.556275	18.027598	23.85%	0
2015	15.985034	14.556275	-8.94%	0
2014	16.213352	15.985034	-1.41%	0
2013	12.447035	16.213352	30.26%	0
2012	10.878445	12.447035	14.42%	0
2011	12.036166	10.878445	-9.62%	0
2010	10.457909	12.036166	15.09%	0
2009	7.437153	10.457909	40.62%	0
2008	10.641585	7.437153	-30.11%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	15.057758	18.005262	19.57%	0
2016	13.583517	15.057758	10.85%	0
2015	14.085669	13.583517	-3.56%	0
2014	13.251022	14.085669	6.30%	0
2013	9.595996	13.251022	38.09%	0
2012	8.805020	9.595996	8.98%	0
2011	9.191992	8.805020	-4.21%	0
2010	7.231613	9.191992	27.11%	0
2009	5.474942	7.231613	32.09%	0
2008	10.618910	5.474942	-48.44%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	14.060467	17.874256	27.12%	0
2016	13.236188	14.060467	6.23%	0
2015	12.842654	13.236188	3.06%	0
2014	11.406868	12.842654	12.59%	0
2013	9.101846	11.406868	25.32%	0
2012	8.414979	9.101846	8.16%	0
2011	9.001693	8.414979	-6.52%	0
2010	7.898497	9.001693	13.97%	0
2009	6.065669	7.898497	30.22%	0
2008	9.866210	6.065669	-38.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.271444	17.756884	24.42%	0
2016	14.282564	14.271444	-0.08%	0
2015	13.921784	14.282564	2.59%	0
2014	13.140518	13.921784	5.95%	0
2013	9.597531	13.140518	36.92%	0
2012*	10.000000	9.597531	-4.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.760459	19.561099	24.12%	0
2016	15.811534	15.760459	-0.32%	0
2015	15.449891	15.811534	2.34%	0
2014	14.619403	15.449891	5.68%	0
2013	10.703764	14.619403	36.58%	0
2012	9.661898	10.703764	10.78%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.292960	19.122512	10.58%	0
2016	16.051401	17.292960	7.73%	0
2015	17.435379	16.051401	-7.94%	0
2014	16.501598	17.435379	5.66%	0
2013	13.067695	16.501598	26.28%	0
2012	11.745519	13.067695	11.26%	0
2011	12.029063	11.745519	-2.36%	0
2010	11.238209	12.029063	7.04%	0
2009	8.965684	11.238209	25.35%	0
2008	13.136790	8.965684	-31.75%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	13.946095	15.129431	8.49%	0
2016	12.398225	13.946095	12.48%	0
2015	12.988060	12.398225	-4.54%	0
2014	12.192299	12.988060	6.53%	0
2013	9.968753	12.192299	22.31%	0
2012	9.064069	9.968753	9.98%	0
2011*	10.000000	9.064069	-9.36%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.510141	12.713722	10.46%	0
2016	11.544787	11.510141	-0.30%	0
2015	11.994163	11.544787	-3.75%	0
2014	10.710519	11.994163	11.98%	0
2013	10.673105	10.710519	0.35%	0
2012	8.527049	10.673105	25.17%	0
2011	9.335039	8.527049	-8.66%	0
2010	8.130617	9.335039	14.81%	0
2009	6.327257	8.130617	28.50%	0
2008	11.700608	6.327257	-45.92%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.431593	19.727404	13.17%	0
2016	20.150394	17.431593	-13.49%	0
2015	19.992473	20.150394	0.79%	0
2014	17.099641	19.992473	16.92%	0
2013	12.453150	17.099641	37.31%	0
2012	10.543488	12.453150	18.11%	0
2011	10.381153	10.543488	1.56%	0
2010	10.091295	10.381153	2.87%	0
2009	8.089943	10.091295	24.74%	0
2008	11.600783	8.089943	-30.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	18.557934	22.303354	20.18%	0
2016	19.079787	18.557934	-2.74%	0
2015	19.997700	19.079787	-4.59%	0
2014	20.400935	19.997700	-1.98%	0
2013	17.545102	20.400935	16.28%	0
2012	15.544594	17.545102	12.87%	0
2011	17.060038	15.544594	-8.88%	0
2010	15.471196	17.060038	10.27%	0
2009	11.708851	15.471196	32.13%	0
2008	20.102445	11.708851	-41.75%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.176827	15.725407	19.34%	0
2016	13.409445	13.176827	-1.73%	0
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	20.918166	24.173240	15.56%	0
2016	21.973610	20.918166	-4.80%	0
2015	24.539269	21.973610	-10.46%	0
2014	26.513134	24.539269	-7.44%	0
2013	21.686724	26.513134	22.26%	0
2012	18.626541	21.686724	16.43%	0
2011	20.544708	18.626541	-9.34%	0
2010	19.349376	20.544708	6.18%	0
2009*	10.000000	19.349376	22.17%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	22.855866	23.823126	4.23%	0
2016	20.133347	22.855866	13.52%	0
2015	22.041178	20.133347	-8.66%	0
2014	22.138351	22.041178	-0.44%	0
2013	20.506359	22.138351	7.96%	0
2012	17.692170	20.506359	15.91%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	20.770551	25.752725	23.99%	0
2016	20.033038	20.770551	3.68%	0
2015	21.762640	20.033038	-7.95%	0
2014	20.649948	21.762640	5.39%	0
2013	16.266104	20.649948	26.95%	0
2012	14.661786	16.266104	10.94%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	14.048385	17.843691	27.02%	0
2016	14.104224	14.048385	-0.40%	0
2015	12.896714	14.104224	9.36%	0
2014	12.169800	12.896714	5.97%	0
2013	9.516799	12.169800	27.88%	0
2012	7.864864	9.516799	21.00%	0
2011	8.650136	7.864864	-9.08%	0
2010	8.314896	8.650136	4.03%	0
2009	5.828553	8.314896	42.66%	0
2008	10.713068	5.828553	-45.59%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.439544	10.533869	41.59%	0
2016	6.687785	7.439544	11.24%	0
2015	6.541338	6.687785	2.24%	0
2014	6.122957	6.541338	6.83%	0
2013	4.628831	6.122957	32.28%	0
2012	3.976562	4.628831	16.40%	0
2011	4.455773	3.976562	-10.75%	0
2010	3.666144	4.455773	21.54%	0
2009	2.391659	3.666144	53.29%	0
2008	4.369428	2.391659	-45.26%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	8.779608	11.220881	27.81%	0
2016	9.631829	8.779608	-8.85%	0
2015	10.810539	9.631829	-10.90%	0
2014	12.588589	10.810539	-14.12%	0
2013	11.274670	12.588589	11.65%	0
2012	10.196759	11.274670	10.57%	0
2011	15.424725	10.196759	-33.89%	0
2010	12.628146	15.424725	22.15%	0
2009	7.217956	12.628146	74.95%	0
2008	15.466319	7.217956	-53.33%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	24.430372	27.155818	11.16%	0
2016	21.800207	24.430372	12.06%	0
2015	22.922130	21.800207	-4.89%	0
2014	20.382469	22.922130	12.46%	0
2013	15.768600	20.382469	29.26%	0
2012	13.408441	15.768600	17.60%	0
2011	13.433169	13.408441	-0.18%	0
2010	11.137005	13.433169	20.62%	0
2009	8.997186	11.137005	23.78%	0
2008	13.788159	8.997186	-34.75%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.653949	10.808466	24.90%	0
2016	7.333182	8.653949	18.01%	0
2015	9.389088	7.333182	-21.90%	0
2014*	10.000000	9.389088	-6.11%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.579790	22.934072	23.44%	0
2016	17.478099	18.579790	6.30%	0
2015	18.281920	17.478099	-4.40%	0
2014	20.228494	18.281920	-9.62%	0
2013	14.661221	20.228494	37.97%	0
2012	12.413102	14.661221	18.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.006967	24.086113	14.66%	0
2016	18.896856	21.006967	11.17%	0
2015	19.524096	18.896856	-3.21%	0
2014	18.133635	19.524096	7.67%	0
2013	13.687923	18.133635	32.48%	0
2012	12.090614	13.687923	13.21%	0
2011	12.432655	12.090614	-2.75%	0
2010	11.441789	12.432655	8.66%	0
2009	9.563921	11.441789	19.63%	0
2008	14.555231	9.563921	-34.29%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.070421	18.674035	23.91%	0
2016	14.853587	15.070421	1.46%	0
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	11.943679	12.398301	3.81%	0
2016	11.520053	11.943679	3.68%	0
2015	11.868546	11.520053	-2.94%	0
2014	11.263185	11.868546	5.37%	0
2013	11.565013	11.263185	-2.61%	0
2012	10.816791	11.565013	6.92%	0
2011	10.478901	10.816791	3.22%	0
2010	10.010313	10.478901	4.68%	0
2009	9.344637	10.010313	7.12%	0
2008	10.651652	9.344637	-12.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	26.565290	28.476382	7.19%	0
2016	24.593136	26.565290	8.02%	0
2015	25.456208	24.593136	-3.39%	0
2014	25.314454	25.456208	0.56%	0
2013	28.395098	25.314454	-10.85%	0
2012	24.639505	28.395098	15.24%	0
2011	23.560961	24.639505	4.58%	0
2010	21.974033	23.560961	7.22%	0
2009	17.272996	21.974033	27.22%	0
2008	20.794033	17.272996	-16.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	13.818966	15.677107	13.45%	0
2016	13.396292	13.818966	3.16%	0
2015	14.648569	13.396292	-8.55%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	23.678173	25.142254	6.18%	0
2016	20.121421	23.678173	17.68%	0
2015	21.515063	20.121421	-6.48%	0
2014	19.467622	21.515063	10.52%	0
2013	15.106766	19.467622	28.87%	0
2012	13.485850	15.106766	12.02%	0
2011	13.713996	13.485850	-1.66%	0
2010	12.370965	13.713996	10.86%	0
2009*	10.000000	12.370965	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.123039	15.978508	13.14%	0
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	0
2014	13.103534	13.441022	2.58%	0
2013	10.878792	13.103534	20.45%	0
2012	9.623060	10.878792	13.05%	0
2011	9.758453	9.623060	-1.39%	0
2010	8.916511	9.758453	9.44%	0
2009	7.394927	8.916511	20.58%	0
2008	10.778659	7.394927	-31.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.545408	10.634444	0.84%	0
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	0
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
2010	10.072682	10.430566	3.55%	0
2009	9.192839	10.072682	9.57%	0
2008	10.439925	9.192839	-11.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.485800	18.536706	27.96%	0
2016	14.798155	14.485800	-2.11%	0
2015	14.216354	14.798155	4.09%	0
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
2008	11.927430	7.150385	-40.05%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.063180	18.808978	24.87%	0
2016	14.135551	15.063180	6.56%	0
2015	13.594589	14.135551	3.98%	0
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.366541	15.923753	19.13%	0
2016	12.314903	13.366541	8.54%	0
2015	12.469336	12.314903	-1.24%	0
2014	11.578662	12.469336	7.69%	0
2013	8.912717	11.578662	29.91%	0
2012	7.793253	8.912717	14.36%	0
2011	8.158742	7.793253	-4.48%	0
2010	7.524809	8.158742	8.42%	0
2009	5.893277	7.524809	27.68%	0
2008	9.739606	5.893277	-39.49%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	12.490163	14.399983	15.29%	0
2016	10.843743	12.490163	15.18%	0
2015	11.845215	10.843743	-8.45%	0
2014	11.105861	11.845215	6.66%	0
2013	8.380382	11.105861	32.52%	0
2012	7.241081	8.380382	15.73%	0
2011	7.587644	7.241081	-4.57%	0
2010	6.708111	7.587644	13.11%	0
2009	5.341183	6.708111	25.59%	0
2008	8.676910	5.341183	-38.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.023219	11.598677	15.72%	0
2016*	10.000000	10.023219	0.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.316518	19.105677	4.31%	0
2016	16.421734	18.316518	11.54%	0
2015	17.258379	16.421734	-4.85%	0
2014	17.225362	17.258379	0.19%	0
2013	16.466308	17.225362	4.61%	0
2012	14.713118	16.466308	11.92%	0
2011	14.504876	14.713118	1.44%	0
2010	13.120302	14.504876	10.55%	0
2009	9.197968	13.120302	42.64%	0
2008	13.074030	9.197968	-29.65%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.338038	16.271344	21.99%	0
2016	12.016599	13.338038	11.00%	0
2015	12.433747	12.016599	-3.35%	0
2014	11.938582	12.433747	4.15%	0
2013	8.496356	11.938582	40.51%	0
2012	7.436868	8.496356	14.25%	0
2011	8.612296	7.436868	-13.65%	0
2010	7.624873	8.612296	12.95%	0
2009	5.102204	7.624873	49.44%	0
2008*	10.000000	5.102204	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.936658	13.331739	21.90%	0
2016*	10.000000	10.936658	9.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	14.928302	17.301707	15.90%	0
2016	13.875641	14.928302	7.59%	0
2015	14.248456	13.875641	-2.62%	0
2014	13.185811	14.248456	8.06%	0
2013	9.725722	13.185811	35.58%	0
2012	8.928537	9.725722	8.93%	0
2011	9.438444	8.928537	-5.40%	0
2010	7.817101	9.438444	20.74%	0
2009	6.082925	7.817101	28.51%	0
2008*	10.000000	6.082925	-39.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.883333	13.010088	9.48%	0
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	0
2014	11.636713	11.857644	1.90%	0
2013	10.388000	11.636713	12.02%	0
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0
2010	9.208171	9.932656	7.87%	0
2009	7.865828	9.208171	17.07%	0
2008*	10.000000	7.865828	-21.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
2008*	10.000000	6.787876	-32.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.720099	11.954770	2.00%	0
2016	11.386492	11.720099	2.93%	0
2015	11.739107	11.386492	-3.00%	0
2014	11.437271	11.739107	2.64%	0
2013	11.934682	11.437271	-4.17%	0
2012	11.337265	11.934682	5.27%	0
2011	10.885513	11.337265	4.15%	0
2010	10.407342	10.885513	4.59%	0
2009	9.792124	10.407342	6.28%	0
2008*	10.000000	9.792124	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.917551	11.423210	15.18%	0
2016	9.112656	9.917551	8.83%	0
2015*	10.000000	9.112656	-8.87%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.894205	11.004502	11.22%	0
2016	9.310049	9.894205	6.27%	0
2015*	10.000000	9.310049	-6.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	15.876815	21.951370	38.26%	0
2016	15.085353	15.876815	5.25%	0
2015	18.380976	15.085353	-17.93%	0
2014	19.910209	18.380976	-7.68%	0
2013	20.228154	19.910209	-1.57%	0
2012	17.664095	20.228154	14.52%	0
2011	23.290803	17.664095	-24.16%	0
2010	20.519345	23.290803	13.51%	0
2009	12.860033	20.519345	59.56%	0
2008	31.165990	12.860033	-58.74%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.124378	14.088054	-0.26%	0
2016	14.349535	14.124378	-1.57%	0
2015	14.703357	14.349535	-2.41%	0
2014	14.391910	14.703357	2.16%	0
2013	15.353424	14.391910	-6.26%	0
2012	15.249621	15.353424	0.68%	0
2011	14.551829	15.249621	4.80%	0
2010	14.214655	14.551829	2.37%	0
2009	14.168335	14.214655	0.33%	0
2008	13.462550	14.168335	5.24%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.720172	8.556062	-1.88%	0
2016	8.924213	8.720172	-2.29%	0
2015	9.134303	8.924213	-2.30%	0
2014	9.349334	9.134303	-2.30%	0
2013	9.569429	9.349334	-2.30%	0
2012	9.795326	9.569429	-2.31%	0
2011	10.025275	9.795326	-2.29%	0
2010	10.261268	10.025275	-2.30%	0
2009	8.877542	10.261268	22.90%	0
2008	15.469360	8.877542	-42.61%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.099859	13.822789	24.53%	0
2016	11.262577	11.099859	-1.44%	0
2015	11.891316	11.262577	-5.29%	0
2014	12.226128	11.891316	-2.74%	0
2013	10.620004	12.226128	15.12%	0
2012	9.402944	10.620004	12.94%	0
2011	10.665436	9.402944	-11.84%	0
2010	9.635625	10.665436	10.69%	0
2009	7.602755	9.635625	26.74%	0
2008	14.426442	7.602755	-47.30%	0
1000

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.562694	20.322482	15.71%	0
2016	16.420309	17.562694	6.96%	0
2015	16.976344	16.420309	-3.28%	0
2014	16.550880	16.976344	2.57%	0
2013	13.312901	16.550880	24.32%	0
2012	11.757227	13.312901	13.23%	0
2011	12.525937	11.757227	-6.14%	0
2010	11.184426	12.525937	11.99%	0
2009	8.999394	11.184426	24.28%	0
2008	6.065383	8.999394	-47.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
1001

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.400951	12.805067	3.26%	0
2016	12.173040	12.400951	1.87%	0
2015	12.426721	12.173040	-2.04%	0
2014	12.242966	12.426721	1.50%	0
2013	11.953605	12.242966	2.42%	0
2012	11.633601	11.953605	2.75%	0
2011	11.567763	11.633601	0.57%	0
2010	11.181154	11.567763	3.46%	0
2009	10.491265	11.181154	6.58%	0
2008	11.426483	10.491265	-8.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.499235	17.101410	10.34%	0
2016	14.805518	15.499235	4.69%	0
2015	15.204973	14.805518	-2.63%	0
2014	14.796297	15.204973	2.76%	0
2013	12.985396	14.796297	13.95%	0
2012	11.994903	12.985396	8.26%	0
2011	12.281642	11.994903	-2.33%	0
2010	11.333676	12.281642	8.36%	0
2009	9.737222	11.333676	16.40%	0
2008	12.976742	9.737222	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.823508	19.179330	14.00%	0
2016	15.872217	16.823508	5.99%	0
2015	16.365345	15.872217	-3.01%	0
2014	15.959500	16.365345	2.54%	0
2013	13.348095	15.959500	19.56%	0
2012	12.010385	13.348095	11.14%	0
2011	12.559656	12.010385	-4.37%	0
2010	11.392917	12.559656	10.24%	0
2009	9.374466	11.392917	21.53%	0
2008	13.985806	9.374466	-32.97%	0
1002

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.177739	15.128587	6.71%	0
2016	13.727679	14.177739	3.28%	0
2015	14.055158	13.727679	-2.33%	0
2014	13.735067	14.055158	2.33%	0
2013	12.723094	13.735067	7.95%	0
2012	12.054186	12.723094	5.55%	0
2011	12.087988	12.054186	-0.28%	0
2010	11.401420	12.087988	6.02%	0
2009	10.186506	11.401420	11.93%	0
2008	12.272776	10.186506	-17.00%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.345720	27.796751	24.39%	0
2016	22.068664	22.345720	1.26%	0
2015	21.493519	22.068664	2.68%	0
2014	20.220164	21.493519	6.30%	0
2013	15.139307	20.220164	33.56%	0
2012	13.056767	15.139307	15.95%	0
2011	13.668824	13.056767	-4.48%	0
2010	12.858845	13.668824	6.30%	0
2009*	10.000000	12.858845	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.199479	31.900455	13.12%	0
2016	23.993242	28.199479	17.53%	0
2015	25.196652	23.993242	-4.78%	0
2014	23.569496	25.196652	6.90%	0
2013	18.131834	23.569496	29.99%	0
2012	15.799071	18.131834	14.77%	0
2011	16.592460	15.799071	-4.78%	0
2010	13.456766	16.592460	23.30%	0
2009	10.071665	13.456766	33.61%	0
2008	16.225712	10.071665	-37.93%	174
1003

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.659916	16.269512	3.89%	0
2016	14.751953	15.659916	6.15%	0
2015	15.548679	14.751953	-5.12%	0
2014	15.319743	15.548679	1.49%	0
2013	15.858736	15.319743	-3.40%	0
2012	14.461462	15.858736	9.66%	0
2011	14.023011	14.461462	3.13%	0
2010	12.978882	14.023011	8.04%	0
2009	10.680393	12.978882	21.52%	0
2008	13.217342	10.680393	-19.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	15.948314	19.598802	22.89%	0
2016	16.676593	15.948314	-4.37%	0
2015	17.153564	16.676593	-2.78%	0
2014	17.736261	17.153564	-3.29%	0
2013	14.958174	17.736261	18.57%	0
2012	13.208593	14.958174	13.25%	0
2011	14.908869	13.208593	-11.40%	0
2010	13.369448	14.908869	11.51%	0
2009*	10.000000	13.369448	33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.542816	10.260477	20.11%	0
2016	8.309195	8.542816	2.81%	0
2015	8.963775	8.309195	-7.30%	0
2014*	10.000000	8.963775	-10.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	13.857353	17.629248	27.22%	0
2016	13.878738	13.857353	-0.15%	0
2015	13.733801	13.878738	1.06%	0
2014	12.728750	13.733801	7.90%	0
2013	9.669105	12.728750	31.64%	0
2012	8.506085	9.669105	13.67%	0
2011	8.966496	8.506085	-5.13%	0
2010	7.945103	8.966496	12.86%	0
2009	6.266220	7.945103	26.79%	0
2008*	10.000000	6.266220	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	16.849693	18.856694	11.91%	0
2016	14.821832	16.849693	13.68%	0
2015	15.664437	14.821832	-5.38%	0
2014	14.507298	15.664437	7.98%	0
2013	10.963347	14.507298	32.33%	0
2012	9.525515	10.963347	15.09%	0
2011	10.352952	9.525515	-7.99%	0
2010*	10.000000	10.352952	3.53%	0
1004

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.731250	15.343201	11.74%	0
2016	12.110392	13.731250	13.38%	0
2015	12.836678	12.110392	-5.66%	0
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	13.988339	17.458722	24.81%	0
2016	13.447295	13.988339	4.02%	0
2015	13.789437	13.447295	-2.48%	0
2014	13.566688	13.789437	1.64%	0
2013	9.993789	13.566688	35.75%	0
2012	8.902746	9.993789	12.26%	0
2011	9.514353	8.902746	-6.43%	0
2010	7.678744	9.514353	23.91%	0
2009	6.182656	7.678744	24.20%	0
2008*	10.000000	6.182656	-38.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.766065	19.760916	11.23%	0
2016	15.462607	17.766065	14.90%	0
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
2008*	10.000000	6.653502	-33.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	9.233371	11.270344	22.06%	0
2016	8.725479	9.233371	5.82%	0
2015	8.863891	8.725479	-1.56%	0
2014	8.824475	8.863891	0.45%	0
2013	6.259642	8.824475	40.97%	0
2012	5.648339	6.259642	10.82%	0
2011	5.818780	5.648339	-2.93%	0
2010	4.747476	5.818780	22.57%	0
2009	3.812329	4.747476	24.53%	0
2008	7.283121	3.812329	-47.66%	0
1005

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	32.279417	34.397600	6.56%	0
2016	26.233881	32.279417	23.04%	0
2015	28.572374	26.233881	-8.18%	0
2014	27.326138	28.572374	4.56%	0
2013	19.920832	27.326138	37.17%	0
2012	16.929507	19.920832	17.67%	0
2011	18.252844	16.929507	-7.25%	0
2010	14.756263	18.252844	23.70%	0
2009	11.966631	14.756263	23.31%	0
2008	18.053546	11.966631	-33.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	22.460985	24.905866	10.89%	0
2016	18.715079	22.460985	20.02%	0
2015	19.474174	18.715079	-3.90%	0
2014	19.771529	19.474174	-1.50%	0
2013	14.361710	19.771529	37.67%	0
2012	12.727479	14.361710	12.84%	0
2011	13.793316	12.727479	-7.73%	0
2010	11.265362	13.793316	22.44%	0
2009	9.254771	11.265362	28.89%	0
2008	17.612950	9.254771	-47.45%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.531113	17.111845	17.76%	0
2016	13.351580	14.531113	8.83%	0
2015	13.539267	13.351580	-1.39%	0
2014	12.356906	13.539267	9.57%	0
2013	9.647199	12.356906	28.09%	0
2012	8.645873	9.647199	11.58%	0
2011	8.802445	8.645873	-1.78%	0
2010	7.941411	8.802445	10.84%	0
2009	8.389000	7.941411	30.81%	0
2008	17.153477	8.389000	-51.09%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.079877	13.610271	4.06%	0
2016	12.470413	13.079877	4.89%	0
2015	13.486556	12.470413	-7.53%	0
2014	10.710194	13.486556	25.92%	0
2013	10.638388	10.710194	0.67%	0
2012	9.404685	10.638388	13.12%	0
2011	9.038031	9.404685	4.06%	0
2010	7.105826	9.038031	27.19%	0
2009	5.559114	7.105826	27.82%	0
2008*	10.000000	5.559114	-44.41%	0
1006

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
2008*	10.000000	9.790268	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.015772	15.606487	19.90%	0
2016	13.174454	13.015772	-1.20%	0
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.734499	11.847541	21.71%	0
2016	9.564961	9.734499	1.77%	0
2015*	10.000000	9.564961	-4.35%	0
1007

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.124356	8.994502	-1.42%	0
2016	9.226064	9.124356	-1.10%	0
2015	9.425928	9.226064	-2.12%	0
2014	9.589340	9.425928	-1.70%	0
2013	9.754922	9.589340	-1.70%	0
2012	9.545571	9.754922	2.19%	0
2011	9.741539	9.545571	-2.01%	0
2010	9.470333	9.741539	2.86%	0
2009	8.553328	9.470333	10.72%	0
2008	10.112765	8.553328	-15.42%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.365759	22.408880	15.71%	0
2016	18.041132	19.365759	7.34%	0
2015	18.551864	18.041132	-2.75%	0
2014	17.202627	18.551864	7.84%	0
2013	12.795737	17.202627	34.44%	0
2012	11.801894	12.795737	8.42%	0
2011	12.463109	11.801894	-5.31%	0
2010	10.383154	12.463109	20.03%	0
2009	8.086354	10.383154	28.40%	0
2008	13.668336	8.086354	-40.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	11.448933	14.188162	23.93%	0
2016	11.981590	11.448933	-4.45%	0
2015	11.843971	11.981590	1.16%	0
2014	10.504199	11.843971	12.75%	0
2013	8.286885	10.504199	26.76%	0
2012	7.432952	8.286885	11.49%	0
2011	7.696004	7.432952	-3.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	7.660763	9.640235	25.84%	0
2016	7.661766	7.660763	-0.01%	0
2015	7.356176	7.661766	4.15%	0
2014	7.117668	7.356176	3.35%	0
2013	5.357330	7.117668	32.86%	0
2012	4.709213	5.357330	13.76%	0
2011	4.767600	4.709213	-1.22%	0
2010	3.828277	4.767600	24.54%	0
2009	2.954879	3.828277	29.56%	0
2008	5.938474	2.954879	-50.24%	453
1008

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	15.882496	21.208309	33.53%	0
2016	16.242077	15.882496	-2.21%	0
2015	15.993678	16.242077	1.55%	0
2014	16.003384	15.993678	-0.06%	0
2013	12.866480	16.003384	24.38%	0
2012	10.860534	12.866480	18.47%	0
2011	12.120647	10.860534	-10.40%	0
2010	10.697812	12.120647	13.30%	0
2009	7.833951	10.697812	36.56%	0
2008	13.406698	7.833951	-41.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.877464	10.256263	3.83%	0
2016	9.489404	9.877464	4.09%	0
2015	9.937460	9.489404	-4.51%	0
2014	9.890652	9.937460	0.47%	0
2013	10.136927	9.890652	-2.43%	0
2012*	10.000000	10.136927	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	14.326887	16.365461	14.23%	0
2016	13.137031	14.326887	9.06%	0
2015	13.013176	13.137031	0.95%	0
2014	12.031711	13.013176	8.16%	0
2013	9.345415	12.031711	28.74%	0
2012	8.184959	9.345415	14.18%	0
2011	8.378450	8.184959	-2.31%	0
2010	7.385828	8.378450	13.44%	0
2009	5.892888	7.385828	25.33%	0
2008	9.803211	5.892888	-39.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.569081	18.480911	11.54%	0
2016	14.364693	16.569081	15.35%	0
2015	15.624658	14.364693	-8.06%	0
2014	14.287473	15.624658	9.36%	0
2013	10.370127	14.287473	37.78%	0
2012	8.996574	10.370127	15.27%	0
2011	9.416293	8.996574	-4.46%	0
2010	7.809771	9.416293	20.57%	0
2009	5.826491	7.809771	34.04%	0
2008	9.592913	5.826491	-39.26%	0
1009

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.166305	10.904585	7.26%	0
2016	9.190601	10.166305	10.62%	0
2015	9.634842	9.190601	-4.61%	0
2014*	10.000000	9.634842	-3.65%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.219449	12.376373	1.28%	0
2016	11.889611	12.219449	2.77%	0
2015	12.507793	11.889611	-4.94%	0
2014	12.418357	12.507793	0.72%	0
2013	14.001250	12.418357	-11.31%	0
2012	13.178063	14.001250	6.25%	0
2011	12.078057	13.178063	9.11%	0
2010	11.434852	12.078057	5.62%	0
2009	9.889643	11.434852	15.62%	0
2008	10.887232	9.889643	-9.16%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
1010

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	13.744569	14.090222	2.51%	0
2016	13.699315	13.744569	0.33%	0
2015	13.961011	13.699315	-1.87%	0
2014	13.704371	13.961011	1.87%	0
2013	14.306771	13.704371	-4.21%	0
2012	13.361723	14.306771	7.07%	0
2011	13.199599	13.361723	1.23%	0
2010	12.496455	13.199599	5.63%	0
2009	11.217067	12.496455	11.41%	0
2008	10.960638	11.217067	2.34%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.768081	12.080999	23.68%	0
2016*	10.000000	9.768081	-2.32%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.144959	12.481666	2.77%	0
2016	10.383261	12.144959	16.97%	0
2015	12.140264	10.383261	-14.47%	0
2014	12.887292	12.140264	-5.80%	0
2013	10.902512	12.887292	18.20%	0
2012	10.371082	10.902512	5.12%	0
2011	12.076276	10.371082	-14.12%	0
2010	9.510753	12.076276	26.97%	0
2009	6.159451	9.510753	54.41%	0
2008	11.113774	6.159451	-44.58%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.126936	32.498694	24.39%	0
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
1011

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	16.024115	23.647420	47.57%	0
2016	16.383477	16.024115	-2.19%	0
2015	19.497656	16.383477	-15.97%	0
2014	20.039962	19.497656	-2.71%	0
2013	18.310689	20.039962	9.44%	0
2012	14.438709	18.310689	26.82%	0
2011	19.900309	14.438709	-27.44%	0
2010	16.058143	19.900309	23.93%	0
2009	7.709851	16.058143	108.28%	0
2008	22.407842	7.709851	-65.59%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	25.881477	24.858495	-3.95%	0
2016	18.432201	25.881477	40.41%	0
2015	28.348881	18.432201	-34.98%	0
2014	35.869658	28.348881	-20.97%	0
2013	33.215226	35.869658	7.99%	0
2012	32.885662	33.215226	1.00%	0
2011	40.286290	32.885662	-18.37%	0
2010	31.905895	40.286290	26.27%	0
2009	20.730107	31.905895	53.91%	0
2008	39.386568	20.730107	-47.37%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	14.932226	18.449804	23.56%	0
2016	14.709757	14.932226	1.51%	0
2015	15.540006	14.709757	-5.34%	0
2014	14.433670	15.540006	7.66%	0
2013	11.030724	14.433670	30.85%	0
2012	9.710252	11.030724	13.60%	0
2011	10.666666	9.710252	-8.97%	0
2010	9.717972	10.666666	9.76%	0
2009	7.828302	9.717972	24.14%	0
2008	12.896425	7.828302	-39.30%	0
1012

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.228324	27.334712	22.97%	0
2016	21.114461	22.228324	5.28%	0
2015	22.253092	21.114461	-5.12%	0
2014	23.212981	22.253092	-4.14%	0
2013	15.815032	23.212981	46.78%	0
2012	15.007050	15.815032	5.38%	0
2011	16.099742	15.007050	-6.79%	0
2010	12.998369	16.099742	23.86%	0
2009*	10.000000	12.998369	29.98%	0
1013

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.062204	29.824141	10.21%	0
2016	22.206100	27.062204	21.87%	0
2015	24.113652	22.206100	-7.91%	0
2014	22.666258	24.113652	6.39%	0
2013	16.864440	22.666258	34.40%	0
2012	14.578669	16.864440	15.68%	0
2011	16.337567	14.578669	-10.77%	0
2010	13.216214	16.337567	23.62%	0
2009	9.487250	13.216214	39.31%	0
2008	15.121697	9.487250	-37.26%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.742038	11.887884	1.24%	0
2016	11.518467	11.742038	1.94%	0
2015	12.094224	11.518467	-4.76%	0
2014	11.989652	12.094224	0.87%	0
2013	13.415844	11.989652	-10.63%	0
2012	12.794510	13.415844	4.86%	0
2011	11.724458	12.794510	9.13%	0
2010	11.421855	11.724458	2.65%	0
2009	10.612664	11.421855	7.62%	0
2008	11.043508	10.612664	-3.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	13.852336	16.299199	17.66%	0
2016	12.499318	13.852336	10.82%	0
2015	13.562453	12.499318	-7.84%	0
2014	12.345221	13.562453	9.86%	0
2013	9.307895	12.345221	32.63%	0
2012	8.307496	9.307895	12.04%	0
2011	8.250235	8.307496	0.69%	0
2010	7.401544	8.250235	11.47%	0
2009	6.418205	7.401544	15.32%	0
2008	10.048359	6.418205	-36.13%	0
1014

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	7.647788	9.799389	28.13%	0
2016	8.287000	7.647788	-7.71%	0
2015	8.422596	8.287000	-1.61%	0
2014	9.127990	8.422596	-7.73%	0
2013	7.636196	9.127990	19.54%	0
2012	6.454479	7.636196	18.31%	0
2011	7.514553	6.454479	-14.11%	0
2010	6.792297	7.514553	10.63%	0
2009	5.199986	6.792297	30.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	21.005583	22.912323	9.08%	0
2016	17.508066	21.005583	19.98%	0
2015	18.190079	17.508066	-3.75%	0
2014	16.000045	18.190079	13.69%	0
2013	12.592583	16.000045	27.06%	0
2012	11.086180	12.592583	13.59%	0
2011	11.431735	11.086180	-3.02%	0
2010	9.816572	11.431735	16.45%	0
2009	7.736202	9.816572	26.89%	0
2008	10.472487	7.736202	-26.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	27.430574	29.131119	6.20%	0
2016	23.314002	27.430574	17.66%	0
2015	24.840009	23.314002	-6.14%	0
2014	22.495320	24.840009	10.42%	0
2013	17.488003	22.495320	28.63%	0
2012	15.631448	17.488003	11.88%	0
2011	15.846112	15.631448	-1.35%	0
2010	14.306764	15.846112	10.76%	0
2009	12.223147	14.306764	17.05%	0
2008	17.095323	12.223147	-28.50%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
1015

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.135199	1.35%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	25.469605	27.957843	9.77%	0
2016	20.743869	25.469605	22.78%	0
2015	21.749810	20.743869	-4.63%	0
2014	21.188100	21.749810	2.65%	0
2013	15.419589	21.188100	37.41%	0
2012	13.643738	15.419589	13.02%	0
2011	13.893248	13.643738	-1.80%	0
2010	11.306999	13.893248	22.87%	0
2009	9.261379	11.306999	22.09%	0
2008	13.728818	9.261379	-32.54%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	13.849917	16.438800	18.69%	0
2016	12.695931	13.849917	9.09%	0
2015	12.859106	12.695931	-1.27%	0
2014	11.609956	12.859106	10.76%	0
2013	9.005076	11.609956	28.93%	0
2012	7.968242	9.005076	13.01%	0
2011	8.009206	7.968242	-0.51%	0
2010	7.142033	8.009206	12.14%	0
2009	5.789335	7.142033	23.37%	0
2008	9.432251	5.789335	-38.62%	0
1016

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	10.011275	11.275864	12.63%	0
2016	9.288014	10.011275	7.79%	0
2015	9.825455	9.288014	-5.47%	0
2014	8.868801	9.825455	10.79%	0
2013	6.760338	8.868801	31.19%	0
2012	6.183003	6.760338	9.34%	0
2011	6.274937	6.183003	-1.47%	0
2010	5.596630	6.274937	12.12%	0
2009	4.284903	5.596630	30.61%	0
2008	6.691885	4.284903	-35.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	13.772306	17.125851	24.35%	0
2016	13.069763	13.772306	5.38%	0
2015	13.723072	13.069763	-4.76%	0
2014	13.001296	13.723072	5.55%	0
2013	10.993950	13.001296	18.26%	0
2012	10.195678	10.993950	7.83%	0
2011	9.577347	10.195678	6.46%	0
2010	8.504889	9.577347	12.61%	0
2009	7.106419	8.504889	19.68%	0
2008	10.330458	7.106419	-31.21%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.136579	15.232305	25.51%	0
2016	12.610197	12.136579	-3.76%	0
2015	13.274940	12.610197	-5.01%	0
2014	14.991758	13.274940	-11.45%	0
2013	12.482223	14.991758	20.10%	0
2012	11.346187	12.482223	10.01%	0
2011	14.253078	11.346187	-20.39%	0
2010	13.973295	14.253078	2.00%	0
2009	10.925573	13.973295	27.90%	0
2008	17.851336	10.925573	-38.80%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	15.963238	19.436710	21.76%	0
2016	13.962680	15.963238	14.33%	0
2015	14.631887	13.962680	-4.57%	0
2014	14.748940	14.631887	-0.79%	0
2013	10.167416	14.748940	45.06%	0
2012	8.636662	10.167416	17.72%	0
2011	10.265604	8.636662	-15.87%	0
2010	8.015553	10.265604	28.07%	0
2009	6.512747	8.015553	23.07%	0
2008	10.687678	6.512747	-39.06%	0
1017

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.122618	10.225676	1.02%	0
2016	9.514410	10.122618	6.39%	0
2015	9.841030	9.514410	-3.32%	0
2014*	10.000000	9.841030	-1.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.613817	15.863241	1.60%	0
2016	15.399602	15.613817	1.39%	0
2015	15.808707	15.399602	-2.59%	0
2014	15.597507	15.808707	1.35%	0
2013	15.809260	15.597507	-1.34%	0
2012	14.756067	15.809260	7.14%	0
2011	14.774451	14.756067	-0.12%	0
2010	13.944064	14.774451	5.96%	0
2009	11.856593	13.944064	17.61%	0
2008	13.096391	11.856593	-9.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	12.965506	14.306627	10.34%	0
2016	12.611094	12.965506	2.81%	0
2015	12.955011	12.611094	-2.65%	0
2014	12.713796	12.955011	1.90%	0
2013	11.481959	12.713796	10.73%	0
2012	10.528613	11.481959	9.05%	0
2011	10.812150	10.528613	-2.62%	0
2010	9.821266	10.812150	10.09%	0
2009	8.100963	9.821266	21.24%	0
2008	11.072802	8.100963	-26.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	12.933343	14.710662	13.74%	0
2016	12.489060	12.933343	3.56%	0
2015	12.836687	12.489060	-2.71%	0
2014	12.559800	12.836687	2.20%	0
2013	11.092232	12.559800	13.23%	0
2012	10.036214	11.092232	10.52%	0
2011	10.394135	10.036214	-3.44%	0
2010	9.294492	10.394135	11.83%	0
2009	7.391219	9.294492	25.75%	0
2008	11.249170	7.391219	-34.30%	0
1018

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.177301	15.547542	17.99%	0
2016	12.667571	13.177301	4.02%	0
2015	13.016185	12.667571	-2.68%	0
2014	12.711495	13.016185	2.40%	0
2013	10.714071	12.711495	18.64%	0
2012	9.501448	10.714071	12.76%	0
2011	9.999251	9.501448	-4.98%	0
2010	8.827332	9.999251	13.28%	0
2009	6.879329	8.827332	28.32%	0
2008	11.377235	6.879329	-39.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	18.431591	21.917100	18.91%	0
2016	17.490120	18.431591	5.38%	0
2015	17.811701	17.490120	-1.81%	0
2014	16.312714	17.811701	9.19%	0
2013	12.737820	16.312714	28.07%	0
2012	11.215928	12.737820	13.57%	0
2011	11.796387	11.215928	-4.92%	0
2010	10.315227	11.796387	14.36%	0
2009	7.786437	10.315227	32.48%	0
2008	13.895838	7.786437	-43.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	9.748797	9.256101	-5.05%	0
2016	7.477404	9.748797	30.38%	0
2015	9.662667	7.477404	-22.62%	0
2014	11.343607	9.662667	-14.82%	0
2013	9.357170	11.343607	21.23%	0
2012	9.149728	9.357170	2.27%	0
2011	9.883428	9.149728	-7.42%	0
2010	8.493894	9.883428	16.36%	0
2009	5.894255	8.493894	44.10%	0
2008	13.239449	5.894255	-55.48%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.590214	19.377669	10.16%	0
2016	15.277214	17.590214	15.14%	0
2015	16.311868	15.277214	-6.34%	0
2014	15.374999	16.311868	6.09%	0
2013	12.299475	15.374999	25.01%	0
2012	10.748675	12.299475	14.43%	0
2011	10.913116	10.748675	-1.51%	0
2010	9.710421	10.913116	12.39%	0
2009	7.647507	9.710421	26.97%	0
2008	13.669583	7.647507	-44.05%	0
1019

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	12.092489	15.871762	31.25%	0
2016	12.352178	12.092489	-2.10%	0
2015	11.992111	12.352178	3.00%	0
2014	10.954806	11.992111	9.47%	0
2013	8.142278	10.954806	34.54%	0
2012	6.980115	8.142278	16.65%	0
2011	6.995204	6.980115	-0.22%	0
2010	5.793057	6.995204	20.75%	0
2009	4.071133	5.793057	42.30%	0
2008	9.277911	4.071133	-56.12%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	10.352189	13.648437	31.84%	0
2016	10.525531	10.352189	-1.65%	0
2015	10.068713	10.525531	4.54%	0
2014	9.273472	10.068713	8.58%	0
2013	6.972286	9.273472	33.00%	0
2012	6.233716	6.972286	11.85%	0
2011	6.374424	6.233716	-2.21%	0
2010	5.261837	6.374424	21.14%	0
2009	4.204884	5.261837	25.14%	0
2008	8.161251	4.204884	-48.48%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.376302	13.986531	4.56%	0
2016	11.975995	13.376302	11.69%	0
2015	12.742852	11.975995	-6.02%	0
2014	12.910779	12.742852	-1.30%	0
2013	12.487931	12.910779	3.39%	0
2012	11.199315	12.487931	11.51%	0
2011	11.034927	11.199315	1.49%	0
2010	9.931083	11.034927	11.12%	0
2009	7.073475	9.931083	40.40%	0
2008	9.666631	7.073475	-26.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	12.574564	12.790509	1.72%	0
2016	12.306765	12.574564	2.18%	0
2015	12.692545	12.306765	-3.04%	0
2014	12.290771	12.692545	3.27%	0
2013	12.828995	12.290771	-4.20%	0
2012	12.421897	12.828995	3.28%	0
2011	11.864708	12.421897	4.70%	0
2010	11.283666	11.864708	5.15%	0
2009	9.989405	11.283666	12.96%	0
2008	10.583867	9.989405	-5.62%	0
1020

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	15.877514	18.715800	17.88%	0
2016	14.501961	15.877514	9.49%	0
2015	15.077141	14.501961	-3.81%	0
2014	14.539123	15.077141	3.70%	0
2013	10.942616	14.539123	32.87%	0
2012	9.766033	10.942616	12.05%	0
2011	11.201096	9.766033	-12.81%	0
2010	8.912271	11.201096	25.68%	0
2009	6.518356	8.912271	36.73%	0
2008	11.035516	6.518356	-40.93%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	8.918466	11.331462	27.06%	0
2016	9.625506	8.918466	-7.35%	0
2015	9.524736	9.625506	1.06%	0
2014	10.620778	9.524736	-10.32%	0
2013	8.342136	10.620778	27.31%	0
2012	7.087460	8.342136	17.70%	0
2011	8.768508	7.087460	-19.17%	0
2010	7.946816	8.768508	10.34%	0
2009	6.436433	7.946816	23.47%	0
2008	11.742587	6.436433	-45.19%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.128042	1.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	19.942356	23.216464	16.42%	0
2016	18.652918	19.942356	6.91%	0
2015	19.703801	18.652918	-5.33%	0
2014	18.912332	19.703801	4.18%	0
2013	14.847014	18.912332	27.38%	0
2012	11.962979	14.847014	24.11%	0
2011	13.439599	11.962979	-10.99%	0
2010	10.883509	13.439599	23.49%	0
2009	7.081115	10.883509	53.70%	0
2008	14.853433	7.081115	-52.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
1021

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
2010	10.172991	11.193004	10.03%	0
2009	7.682907	10.172991	32.41%	0
2008	11.185080	7.682907	-31.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.204257	17.510145	8.06%	0
2016	12.745440	16.204257	27.14%	0
2015	14.093327	12.745440	-9.56%	0
2014	14.350642	14.093327	-1.79%	0
2013	10.786830	14.350642	33.04%	0
2012	9.331188	10.786830	15.60%	0
2011	9.928678	9.331188	-6.02%	0
2010	7.929490	9.928678	25.21%	0
2009	6.287255	7.929490	26.12%	0
2008	9.612711	6.287255	-34.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.388281	16.442732	14.28%	0
2016	13.706945	14.388281	4.97%	0
2015	14.982084	13.706945	-8.51%	0
2014	17.217226	14.982084	-12.98%	0
2013	14.302596	17.217226	20.38%	0
2012	12.350767	14.302596	15.80%	0
2011	14.122701	12.350767	-12.55%	0
2010	13.307802	14.122701	6.12%	0
2009	9.922715	13.307802	34.11%	0
2008	17.003179	9.922715	-41.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.215358	9.362154	13.96%	0
2016	7.849318	8.215358	4.66%	0
2015	8.596445	7.849318	-8.69%	0
2014*	10.000000	8.596445	-14.04%	0
1022

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.324219	9.281048	-0.46%	0
2016	9.275421	9.324219	0.53%	0
2015	9.925989	9.275421	-6.55%	0
2014*	10.000000	9.925989	-0.74%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.396788	12.805650	12.36%	0
2016	10.573167	11.396788	7.79%	0
2015	10.900253	10.573167	-3.00%	0
2014	10.630603	10.900253	2.54%	0
2013	9.126306	10.630603	16.48%	0
2012	8.017840	9.126306	13.82%	0
2011	9.751936	8.017840	-17.78%	0
2010	8.632095	9.751936	12.97%	0
2009	7.383165	8.632095	16.92%	0
2008	12.271850	7.383165	-39.84%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	13.800375	16.801789	21.75%	0
2016	13.006110	13.800375	6.11%	0
2015	13.329723	13.006110	-2.43%	0
2014	12.074793	13.329723	10.39%	0
2013	9.473798	12.074793	27.45%	0
2012	8.379141	9.473798	13.06%	0
2011	8.968432	8.379141	-6.57%	0
2010	7.396090	8.968432	21.26%	0
2009	5.261144	7.396090	40.58%	0
2008	8.974910	5.261144	-41.38%	0
1023

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	13.921210	15.551015	11.71%	0
2016	13.197505	13.921210	5.48%	0
2015	13.500662	13.197505	-2.25%	0
2014	12.956130	13.500662	4.20%	0
2013	11.604845	12.956130	11.64%	0
2012	10.490845	11.604845	10.62%	0
2011	10.672985	10.490845	-1.71%	0
2010	9.885573	10.672985	7.97%	0
2009	8.058208	9.885573	22.68%	0
2008	11.335616	8.058208	-28.91%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.242496	18.205574	12.09%	0
2016	13.553542	16.242496	19.84%	0
2015	14.564393	13.553542	-6.94%	0
2014	13.859978	14.564393	5.08%	0
2013	10.654663	13.859978	30.08%	0
2012	9.447042	10.654663	12.78%	0
2011	10.113549	9.447042	-6.59%	0
2010	8.881142	10.113549	13.88%	0
2009	6.837770	8.881142	29.88%	0
2008	11.372884	6.837770	-39.88%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	16.860606	17.491889	3.74%	0
2016	14.691416	16.860606	14.77%	0
2015	15.664167	14.691416	-6.21%	0
2014	15.647797	15.664167	0.10%	0
2013	14.922670	15.647797	4.86%	0
2012	13.304570	14.922670	12.16%	0
2011	13.628997	13.304570	-2.38%	0
2010	12.090996	13.628997	12.72%	0
2009	7.167342	12.090996	68.70%	0
2008	10.482672	7.167342	-31.63%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	19.817259	20.068544	1.27%	0
2016	16.028211	19.817259	23.64%	0
2015	17.577341	16.028211	-8.81%	0
2014	18.252582	17.577341	-3.70%	0
2013	13.664027	18.252582	33.58%	0
2012	11.709352	13.664027	16.69%	0
2011	12.569905	11.709352	-6.85%	0
2010	10.560916	12.569905	19.02%	0
2009	6.935707	10.560916	52.27%	0
2008	11.565631	6.935707	-40.03%	0
1024

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	17.930431	19.910738	11.04%	0
2016	14.485203	17.930431	23.78%	0
2015	15.915132	14.485203	-8.98%	0
2014	16.150720	15.915132	-1.46%	0
2013	12.405295	16.150720	30.19%	0
2012	10.847528	12.405295	14.36%	0
2011	12.008085	10.847528	-9.66%	0
2010	10.438852	12.008085	15.03%	0
2009	7.427400	10.438852	40.55%	0
2008	10.633086	7.427400	-30.15%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	14.976627	17.899107	19.51%	0
2016	13.517222	14.976627	10.80%	0
2015	14.024110	13.517222	-3.61%	0
2014	13.199858	14.024110	6.24%	0
2013	9.563827	13.199858	38.02%	0
2012	8.780011	9.563827	8.93%	0
2011	9.170562	8.780011	-4.26%	0
2010	7.218453	9.170562	27.04%	0
2009	5.467774	7.218453	32.02%	0
2008	10.610435	5.467774	-48.47%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	13.984706	17.768885	27.06%	0
2016	13.171584	13.984706	6.17%	0
2015	12.786523	13.171584	3.01%	0
2014	11.362818	12.786523	12.53%	0
2013	9.071327	11.362818	25.26%	0
2012	8.391062	9.071327	8.11%	0
2011	8.980699	8.391062	-6.57%	0
2010	7.884099	8.980699	13.91%	0
2009	6.057708	7.884099	30.15%	0
2008	9.858317	6.057708	-38.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.237333	17.705414	24.36%	0
2016	14.255708	14.237333	-0.13%	0
2015	13.902721	14.255708	2.54%	0
2014	13.129240	13.902721	5.89%	0
2013	9.594200	13.129240	36.85%	0
2012*	10.000000	9.594200	-4.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.642594	19.404919	24.05%	0
2016	15.701303	15.642594	-0.37%	0
2015	15.350048	15.701303	2.29%	0
2014	14.532361	15.350048	5.63%	0
2013	10.645474	14.532361	36.51%	0
2012	9.614219	10.645474	10.73%	0
1025

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.159609	18.965373	10.52%	0
2016	15.935752	17.159609	7.68%	0
2015	17.318638	15.935752	-7.98%	0
2014	16.399496	17.318638	5.60%	0
2013	12.993483	16.399496	26.21%	0
2012	11.684801	12.993483	11.20%	0
2011	11.972993	11.684801	-2.41%	0
2010	11.191545	11.972993	6.98%	0
2009	8.933026	11.191545	25.28%	0
2008	13.095654	8.933026	-31.79%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	13.905659	15.077870	8.43%	0
2016	12.368593	13.905659	12.43%	0
2015	12.963643	12.368593	-4.59%	0
2014	12.175594	12.963643	6.47%	0
2013	9.960196	12.175594	22.24%	0
2012	9.060943	9.960196	9.92%	0
2011*	10.000000	9.060943	-9.39%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.448071	12.638700	10.40%	0
2016	11.488388	11.448071	-0.35%	0
2015	11.941682	11.488388	-3.80%	0
2014	10.669110	11.941682	11.93%	0
2013	10.637283	10.669110	0.30%	0
2012	8.502798	10.637283	25.10%	0
2011	9.313254	8.502798	-8.70%	0
2010	8.115785	9.313254	14.75%	0
2009	6.318952	8.115785	28.44%	0
2008	11.691257	6.318952	-45.95%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.337679	19.611109	13.11%	0
2016	20.052074	17.337679	-13.54%	0
2015	19.905106	20.052074	0.74%	0
2014	17.033626	19.905106	16.86%	0
2013	12.411421	17.033626	37.24%	0
2012	10.513553	12.411421	18.05%	0
2011	10.356971	10.513553	1.51%	0
2010	10.072941	10.356971	2.82%	0
2009	8.079354	10.072941	24.68%	0
2008	11.591540	8.079354	-30.30%	0
1026

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	18.419152	22.125268	20.12%	0
2016	18.946779	18.419152	-2.78%	0
2015	19.868469	18.946779	-4.64%	0
2014	20.279485	19.868469	-2.03%	0
2013	17.449574	20.279485	16.22%	0
2012	15.467894	17.449574	12.81%	0
2011	16.984536	15.467894	-8.93%	0
2010	15.410601	16.984536	10.21%	0
2009	11.668953	15.410601	32.06%	0
2008	20.044208	11.668953	-41.78%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.145333	15.679823	19.28%	0
2016	13.384233	13.145333	-1.78%	0
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	20.747583	23.963877	15.50%	0
2016	21.805558	20.747583	-4.85%	0
2015	24.364069	21.805558	-10.50%	0
2014	26.337323	24.364069	-7.49%	0
2013	21.553949	26.337323	22.19%	0
2012	18.522002	21.553949	16.37%	0
2011	20.439853	18.522002	-9.38%	0
2010	19.260471	20.439853	6.12%	0
2009*	10.000000	19.260471	22.11%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	22.669588	23.616895	4.18%	0
2016	19.979452	22.669588	13.46%	0
2015	21.883904	19.979452	-8.70%	0
2014	21.991647	21.883904	-0.49%	0
2013	20.380896	21.991647	7.90%	0
2012	17.592949	20.380896	15.85%	0
1027

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	20.647747	25.587412	23.92%	0
2016	19.924765	20.647747	3.63%	0
2015	21.656119	19.924765	-7.99%	0
2014	20.559393	21.656119	5.33%	0
2013	16.203059	20.559393	26.89%	0
2012	14.612461	16.203059	10.89%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	13.927102	17.680620	26.95%	0
2016	13.989605	13.927102	-0.45%	0
2015	12.798454	13.989605	9.31%	0
2014	12.083264	12.798454	5.92%	0
2013	9.453968	12.083264	27.81%	0
2012	7.816942	9.453968	20.94%	0
2011	8.601818	7.816942	-9.12%	0
2010	8.272674	8.601818	3.98%	0
2009	5.801929	8.272674	42.58%	0
2008	10.669603	5.801929	-45.62%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.375330	10.437622	41.52%	0
2016	6.633445	7.375330	11.18%	0
2015	6.491504	6.633445	2.19%	0
2014	6.079427	6.491504	6.78%	0
2013	4.598274	6.079427	32.21%	0
2012	3.952346	4.598274	16.34%	0
2011	4.430916	3.952346	-10.80%	0
2010	3.647555	4.430916	21.48%	0
2009	2.380753	3.647555	53.21%	0
2008	4.351735	2.380753	-45.29%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	8.703812	11.118350	27.74%	0
2016	9.553549	8.703812	-8.89%	0
2015	10.728183	9.553549	-10.95%	0
2014	12.499104	10.728183	-14.17%	0
2013	11.200255	12.499104	11.60%	0
2012	10.134675	11.200255	10.51%	0
2011	15.338664	10.134675	-33.93%	0
2010	12.564109	15.338664	22.08%	0
2009	7.185023	12.564109	74.87%	0
2008	15.403654	7.185023	-53.36%	0
1028

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	24.272605	26.966699	11.10%	0
2016	21.670494	24.272605	12.01%	0
2015	22.797413	21.670494	-4.94%	0
2014	20.281947	22.797413	12.40%	0
2013	15.698864	20.281947	29.19%	0
2012	13.355983	15.698864	17.54%	0
2011	13.387449	13.355983	-0.24%	0
2010	11.104773	13.387449	20.56%	0
2009	8.975741	11.104773	23.72%	0
2008	13.762347	8.975741	-34.78%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.642152	10.788231	24.83%	0
2016	7.326919	8.642152	17.95%	0
2015	9.385874	7.326919	-21.94%	0
2014*	10.000000	9.385874	-6.14%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.440807	22.750897	23.37%	0
2016	17.356210	18.440807	6.25%	0
2015	18.163727	17.356210	-4.45%	0
2014	20.108021	18.163727	-9.67%	0
2013	14.581369	20.108021	37.90%	0
2012	12.351830	14.581369	18.05%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	20.849798	23.893716	14.60%	0
2016	18.765050	20.849798	11.11%	0
2015	19.397841	18.765050	-3.26%	0
2014	18.025590	19.397841	7.61%	0
2013	13.613320	18.025590	32.41%	0
2012	12.030880	13.613320	13.15%	0
2011	12.377556	12.030880	-2.80%	0
2010	11.396909	12.377556	8.60%	0
2009	9.531284	11.396909	19.57%	0
2008	14.513012	9.531284	-34.33%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
1029

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	11.878638	12.324489	3.75%	0
2016	11.463160	11.878638	3.62%	0
2015	11.815990	11.463160	-2.99%	0
2014	11.219053	11.815990	5.32%	0
2013	11.525595	11.219053	-2.66%	0
2012	10.785461	11.525595	6.86%	0
2011	10.453898	10.785461	3.17%	0
2010	9.991546	10.453898	4.63%	0
2009	9.331893	9.991546	7.07%	0
2008	10.642560	9.331893	-12.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	26.335942	28.216132	7.14%	0
2016	24.393247	26.335942	7.96%	0
2015	25.262237	24.393247	-3.44%	0
2014	25.134436	25.262237	0.51%	0
2013	28.207618	25.134436	-10.89%	0
2012	24.489383	28.207618	15.18%	0
2011	23.429368	24.489383	4.52%	0
2010	21.862467	23.429368	7.17%	0
2009	17.194089	21.862467	27.15%	0
2008	20.709644	17.194089	-16.98%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	13.715598	15.551911	13.39%	0
2016	13.302866	13.715598	3.10%	0
2015	14.553859	13.302866	-8.60%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
1030

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	23.585441	25.031005	6.13%	0
2016	20.052850	23.585441	17.62%	0
2015	21.452736	20.052850	-6.53%	0
2014	19.421168	21.452736	10.46%	0
2013	15.078430	19.421168	28.80%	0
2012	13.467458	15.078430	11.96%	0
2011	13.702307	13.467458	-1.71%	0
2010	12.366751	13.702307	10.80%	0
2009*	10.000000	12.366751	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.046172	15.883432	13.08%	0
2016	13.195661	14.046172	6.45%	0
2015	13.381539	13.195661	-1.39%	0
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
2008	10.769435	7.384802	-31.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.488004	10.571158	0.79%	0
2016	10.462399	10.488004	0.24%	0
2015	10.739006	10.462399	-2.58%	0
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0
2008	10.431022	9.180297	-11.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	0
2009	7.140620	9.873794	38.28%	0
2008	11.917257	7.140620	-40.08%	0
1031

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	0
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.300570	15.837083	19.07%	0
2016	12.260371	13.300570	8.48%	0
2015	12.420477	12.260371	-1.29%	0
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
2008	9.736275	5.888236	-39.52%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	12.382358	14.268422	15.23%	0
2016	10.755624	12.382358	15.12%	0
2015	11.754973	10.755624	-8.50%	0
2014	11.026899	11.754973	6.60%	0
2013	8.325059	11.026899	32.45%	0
2012	7.196969	8.325059	15.67%	0
2011	7.545282	7.196969	-4.62%	0
2010	6.674060	7.545282	13.05%	0
2009	5.316780	6.674060	25.53%	0
2008	8.641691	5.316780	-38.48%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.019825	11.588843	15.66%	0
2016*	10.000000	10.019825	0.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.158392	18.931073	4.26%	0
2016	16.288275	18.158392	11.48%	0
2015	17.126896	16.288275	-4.90%	0
2014	17.102880	17.126896	0.14%	0
2013	16.357596	17.102880	4.56%	0
2012	14.623484	16.357596	11.86%	0
2011	14.423884	14.623484	1.38%	0
2010	13.053721	14.423884	10.50%	0
2009	9.155969	13.053721	42.57%	0
2008	13.021003	9.155969	-29.68%	0
1032

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.278981	16.191028	21.93%	0
2016	11.969492	13.278981	10.94%	0
2015	12.391353	11.969492	-3.40%	0
2014	11.903977	12.391353	4.09%	0
2013	8.476063	11.903977	40.44%	0
2012	7.422912	8.476063	14.19%	0
2011	8.600540	7.422912	-13.69%	0
2010	7.618363	8.600540	12.89%	0
2009	5.100456	7.618363	49.37%	0
2008*	10.000000	5.100456	-49.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.932965	13.320441	21.84%	0
2016*	10.000000	10.932965	9.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	14.862244	17.216362	15.84%	0
2016	13.821301	14.862244	7.53%	0
2015	14.199920	13.821301	-2.67%	0
2014	13.147626	14.199920	8.00%	0
2013	9.702519	13.147626	35.51%	0
2012	8.911805	9.702519	8.87%	0
2011	9.425564	8.911805	-5.45%	0
2010	7.810426	9.425564	20.68%	0
2009	6.080844	7.810426	28.44%	0
2008*	10.000000	6.080844	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	0
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
2008*	10.000000	7.863141	-21.37%	0
1033

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.032635	11.459157	3.87%	0
2016	10.799232	11.032635	2.16%	0
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.026417	13.385268	11.30%	0
2016	11.537488	12.026417	4.24%	0
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
1034

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.103932	13.956212	15.30%	0
2016	11.519880	12.103932	5.07%	0
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.668282	11.895854	1.95%	0
2016	11.341926	11.668282	2.88%	0
2015	11.699151	11.341926	-3.05%	0
2014	11.404173	11.699151	2.59%	0
2013	11.906234	11.404173	-4.22%	0
2012	11.316031	11.906234	5.22%	0
2011	10.870666	11.316031	4.10%	0
2010	10.398468	10.870666	4.54%	0
2009	9.788780	10.398468	6.23%	0
2008*	10.000000	9.788780	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.909086	11.407631	15.12%	0
2016	9.109535	9.909086	8.78%	0
2015*	10.000000	9.109535	-8.90%	0
1035

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.885762	10.989499	11.16%	0
2016	9.306856	9.885762	6.22%	0
2015*	10.000000	9.306856	-6.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	15.745347	21.758507	38.19%	0
2016	14.968087	15.745347	5.19%	0
2015	18.247434	14.968087	-17.97%	0
2014	19.775691	18.247434	-7.73%	0
2013	20.101769	19.775691	-1.62%	0
2012	17.562738	20.101769	14.46%	0
2011	23.169005	17.562738	-24.20%	0
2010	20.422481	23.169005	13.45%	0
2009	12.805875	20.422481	59.48%	0
2008	31.050707	12.805875	-58.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.002480	13.959345	-0.31%	0
2016	14.232960	14.002480	-1.62%	0
2015	14.591375	14.232960	-2.46%	0
2014	14.289604	14.591375	2.11%	0
2013	15.252085	14.289604	-6.31%	0
2012	15.156743	15.252085	0.63%	0
2011	14.470579	15.156743	4.74%	0
2010	14.142504	14.470579	2.32%	0
2009	14.103648	14.142504	0.28%	0
2008	13.407944	14.103648	5.19%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.644630	8.477621	-1.93%	0
2016	8.851420	8.644630	-2.34%	0
2015	9.064429	8.851420	-2.35%	0
2014	9.282567	9.064429	-2.35%	0
2013	9.505955	9.282567	-2.35%	0
2012	9.735354	9.505955	-2.36%	0
2011	9.968980	9.735354	-2.34%	0
2010	10.208874	9.968980	-2.35%	0
2009	10.450168	10.208874	-2.31%	0
2008	10.486302	10.450168	-0.34%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	11.007973	13.701378	24.47%	0
2016	11.175050	11.007973	-1.50%	0
2015	11.804950	11.175050	-5.34%	0
2014	12.143539	11.804950	-2.79%	0
2013	10.553660	12.143539	15.06%	0
2012	9.348986	10.553660	12.89%	0
2011	10.609647	9.348986	-11.88%	0
2010	9.590103	10.609647	10.63%	0
2009	7.570718	9.590103	26.67%	0
2008	14.373033	7.570718	-47.33%	0
1036

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.429047	20.157545	15.65%	0
2016	16.303670	17.429047	6.90%	0
2015	16.864393	16.303670	-3.32%	0
2014	16.450157	16.864393	2.52%	0
2013	13.238662	16.450157	24.26%	0
2012	11.697664	13.238662	13.17%	0
2011	12.468847	11.697664	-6.18%	0
2010	11.139141	12.468847	11.94%	0
2009	8.967548	11.139141	24.22%	0
2008	14.541280	8.967548	-38.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.798571	16.060412	8.53%	0
2016	14.255240	14.798571	3.81%	0
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
1037

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.306548	12.701094	3.21%	0
2016	12.086541	12.306548	1.82%	0
2015	12.344734	12.086541	-2.09%	0
2014	12.168426	12.344734	1.45%	0
2013	11.886917	12.168426	2.37%	0
2012	11.574631	11.886917	2.70%	0
2011	11.515011	11.574631	0.52%	0
2010	11.135867	11.515011	3.40%	0
2009	10.454125	11.135867	6.52%	0
2008	11.391872	10.454125	-8.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.381287	16.962610	10.28%	0
2016	14.700349	15.381287	4.63%	0
2015	15.104694	14.700349	-2.68%	0
2014	14.706244	15.104694	2.71%	0
2013	12.912972	14.706244	13.89%	0
2012	11.934143	12.912972	8.20%	0
2011	12.225672	11.934143	-2.38%	0
2010	11.287808	12.225672	8.31%	0
2009	9.702771	11.287808	16.34%	0
2008	12.937452	9.702771	-25.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.695446	19.023626	13.95%	0
2016	15.759443	16.695446	5.94%	0
2015	16.257395	15.759443	-3.06%	0
2014	15.862335	16.257395	2.49%	0
2013	13.273620	15.862335	19.50%	0
2012	11.949506	13.273620	11.08%	0
2011	12.502385	11.949506	-4.42%	0
2010	11.346772	12.502385	10.18%	0
2009	9.341269	11.346772	21.47%	0
2008	13.943417	9.341269	-33.01%	0
1038

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.069823	15.005774	6.65%	0
2016	13.630138	14.069823	3.23%	0
2015	13.962443	13.630138	-2.38%	0
2014	13.651446	13.962443	2.28%	0
2013	12.652101	13.651446	7.90%	0
2012	11.993084	12.652101	5.49%	0
2011	12.032852	11.993084	-0.33%	0
2010	11.355232	12.032852	5.97%	0
2009	10.150434	11.355232	11.87%	0
2008	12.235571	10.150434	-17.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.258230	27.673799	24.33%	0
2016	21.993484	22.258230	1.20%	0
2015	21.431265	21.993484	2.62%	0
2014	20.171928	21.431265	6.24%	0
2013	15.110917	20.171928	33.49%	0
2012	13.038970	15.110917	15.89%	0
2011	13.657171	13.038970	-4.53%	0
2010	12.854454	13.657171	6.24%	0
2009*	10.000000	12.854454	28.54%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.955863	31.608741	13.07%	0
2016	23.798117	27.955863	17.47%	0
2015	25.004544	23.798117	-4.82%	0
2014	23.401769	25.004544	6.85%	0
2013	18.012002	23.401769	29.92%	0
2012	15.702713	18.012002	14.71%	0
2011	16.499698	15.702713	-4.83%	0
2010	13.388376	16.499698	23.24%	0
2009	10.025614	13.388376	33.54%	0
2008	16.159826	10.025614	-37.96%	0
1039

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.524742	16.120832	3.84%	0
2016	14.632077	15.524742	6.10%	0
2015	15.430225	14.632077	-5.17%	0
2014	15.210821	15.430225	1.44%	0
2013	15.754044	15.210821	-3.45%	0
2012	14.373363	15.754044	9.61%	0
2011	13.944711	14.373363	3.07%	0
2010	12.913017	13.944711	7.99%	0
2009	10.631639	12.913017	21.46%	0
2008	13.163740	10.631639	-19.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	15.885861	19.512095	22.83%	0
2016	16.619763	15.885861	-4.42%	0
2015	17.103856	16.619763	-2.83%	0
2014	17.693933	17.103856	-3.33%	0
2013	14.930112	17.693933	18.51%	0
2012	13.190586	14.930112	13.19%	0
2011	14.896162	13.190586	-11.45%	0
2010	13.364881	14.896162	11.46%	0
2009*	10.000000	13.364881	33.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.531094	10.241180	20.05%	0
2016	8.302025	8.531094	2.76%	0
2015	8.960633	8.302025	-7.35%	0
2014*	10.000000	8.960633	-10.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	13.796050	17.542315	27.15%	0
2016	13.824396	13.796050	-0.21%	0
2015	13.687035	13.824396	1.00%	0
2014	12.691902	13.687035	7.84%	0
2013	9.646040	12.691902	31.58%	0
2012	8.490151	9.646040	13.61%	0
2011	8.954267	8.490151	-5.18%	0
2010	7.938320	8.954267	12.80%	0
2009	6.264075	7.938320	26.73%	0
2008*	10.000000	6.264075	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	16.792203	18.782764	11.85%	0
2016	14.778811	16.792203	13.62%	0
2015	15.626988	14.778811	-5.43%	0
2014	14.480026	15.626988	7.92%	0
2013	10.948338	14.480026	32.26%	0
2012	9.517361	10.948338	15.04%	0
2011	10.349387	9.517361	-8.04%	0
2010*	10.000000	10.349387	3.49%	0
1040

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.670458	15.267496	11.68%	0
2016	12.062934	13.670458	13.33%	0
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	13.926425	17.372576	24.75%	0
2016	13.394613	13.926425	3.97%	0
2015	13.742454	13.394613	-2.53%	0
2014	13.527395	13.742454	1.59%	0
2013	9.969936	13.527395	35.68%	0
2012	8.886056	9.969936	12.20%	0
2011	9.501362	8.886056	-6.48%	0
2010	7.672185	9.501362	23.84%	0
2009	6.180550	7.672185	24.13%	0
2008*	10.000000	6.180550	-38.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	0
2013	10.727602	14.213101	32.49%	0
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0
2010	8.473892	9.899476	16.82%	0
2009	6.651221	8.473892	27.40%	0
2008*	10.000000	6.651221	-33.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	9.153642	11.167332	22.00%	0
2016	8.654560	9.153642	5.77%	0
2015	8.796352	8.654560	-1.61%	0
2014	8.761713	8.796352	0.40%	0
2013	6.218305	8.761713	40.90%	0
2012	5.613917	6.218305	10.77%	0
2011	5.786269	5.613917	-2.98%	0
2010	4.723365	5.786269	22.50%	0
2009	3.794911	4.723365	24.47%	0
2008	7.253569	3.794911	-47.68%	0
1041

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	32.000684	34.083175	6.51%	0
2016	26.020623	32.000684	22.98%	0
2015	28.354630	26.020623	-8.23%	0
2014	27.131787	28.354630	4.51%	0
2013	19.789260	27.131787	37.10%	0
2012	16.826320	19.789260	17.61%	0
2011	18.150860	16.826320	-7.30%	0
2010	14.681321	18.150860	23.63%	0
2009	11.911955	14.681321	23.25%	0
2008	17.980292	11.911955	-33.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	22.267024	24.678193	10.83%	0
2016	18.562939	22.267024	19.95%	0
2015	19.325746	18.562939	-3.95%	0
2014	19.630877	19.325746	-1.55%	0
2013	14.266835	19.630877	37.60%	0
2012	12.649892	14.266835	12.78%	0
2011	13.716237	12.649892	-7.77%	0
2010	11.208133	13.716237	22.38%	0
2009	8.520932	11.208133	31.54%	0
2008	14.117960	8.520932	-39.64%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.405612	16.955411	17.70%	0
2016	13.243030	14.405612	8.78%	0
2015	13.436066	13.243030	-1.44%	0
2014	12.268991	13.436066	9.51%	0
2013	9.583461	12.268991	28.02%	0
2012	8.593159	9.583461	11.52%	0
2011	8.753240	8.593159	-1.83%	0
2010	7.901068	8.753240	10.79%	0
2009	6.416688	7.901068	23.13%	0
2008	11.243898	6.416688	-42.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	13.021986	13.543122	4.00%	0
2016	12.421559	13.021986	4.83%	0
2015	13.440599	12.421559	-7.58%	0
2014	10.679155	13.440599	25.86%	0
2013	10.612991	10.679155	0.62%	0
2012	9.387043	10.612991	13.06%	0
2011	9.025690	9.387043	4.00%	0
2010	7.099743	9.025690	27.13%	0
2009	5.557199	7.099743	27.76%	0
2008*	10.000000	5.557199	-44.43%	0
1042

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.753359	16.281843	18.38%	0
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	0
2013	13.301835	15.599475	17.27%	0
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
2010	12.829265	13.323024	3.85%	0
2009*	10.000000	12.829265	28.29%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.728739	11.834495	21.64%	0
2016	9.564194	9.728739	1.72%	0
2015*	10.000000	9.564194	-4.36%	0
1043

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.060748	8.927261	-1.47%	0
2016	9.166422	9.060748	-1.15%	0
2015	9.369808	9.166422	-2.17%	0
2014	9.537130	9.369808	-1.75%	0
2013	9.706780	9.537130	-1.75%	0
2012	9.503329	9.706780	2.14%	0
2011	9.703386	9.503329	-2.06%	0
2010	9.438083	9.703386	2.81%	0
2009	8.528554	9.438083	10.66%	0
2008	10.088638	8.528554	-15.46%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.240631	22.252738	15.65%	0
2016	17.933718	19.240631	7.29%	0
2015	18.450852	17.933718	-2.80%	0
2014	17.117715	18.450852	7.79%	0
2013	12.739092	17.117715	34.37%	0
2012	11.755683	12.739092	8.37%	0
2011	12.420640	11.755683	-5.35%	0
2010	10.353070	12.420640	19.97%	0
2009	8.067051	10.353070	28.34%	0
2008	13.642711	8.067051	-40.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	11.350039	14.058442	23.86%	0
2016	11.884168	11.350039	-4.49%	0
2015	11.753675	11.884168	1.11%	0
2014	10.429454	11.753675	12.70%	0
2013	8.232131	10.429454	26.69%	0
2012	7.387631	8.232131	11.43%	0
2011	7.652986	7.387631	-3.47%	0
2010	7.162522	7.652986	6.85%	0
2009	5.075378	7.162522	41.12%	0
2008	9.540588	5.075378	-46.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	7.594597	9.552102	25.77%	0
2016	7.599466	7.594597	-0.06%	0
2015	7.300096	7.599466	4.10%	0
2014	7.067024	7.300096	3.30%	0
2013	5.321932	7.067024	32.79%	0
2012	4.680501	5.321932	13.70%	0
2011	4.740964	4.680501	-1.28%	0
2010	3.808825	4.740964	24.47%	0
2009	2.941370	3.808825	29.49%	0
2008	5.914359	2.941370	-50.27%	0
1044

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	15.747549	21.017400	33.46%	0
2016	16.112297	15.747549	-2.26%	0
2015	15.874004	16.112297	1.50%	0
2014	15.891780	15.874004	-0.11%	0
2013	12.783292	15.891780	24.32%	0
2012	10.795855	12.783292	18.41%	0
2011	12.054622	10.795855	-10.44%	0
2010	10.644974	12.054622	13.24%	0
2009	7.799256	10.644974	36.49%	0
2008	13.354182	7.799256	-41.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.856365	10.229147	3.78%	0
2016	9.473964	9.856365	4.04%	0
2015	9.926381	9.473964	-4.56%	0
2014	9.884686	9.926381	0.42%	0
2013	10.135995	9.884686	-2.48%	0
2012*	10.000000	10.135995	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	14.203153	16.215841	14.17%	0
2016	13.030208	14.203153	9.00%	0
2015	12.913977	13.030208	0.90%	0
2014	11.946107	12.913977	8.10%	0
2013	9.283669	11.946107	28.68%	0
2012	8.135059	9.283669	14.12%	0
2011	8.331634	8.135059	-2.36%	0
2010	7.348306	8.331634	13.38%	0
2009	5.865960	7.348306	25.27%	0
2008	9.763419	5.865960	-39.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.478849	18.370890	11.48%	0
2016	14.293753	16.478849	15.29%	0
2015	15.555454	14.293753	-8.11%	0
2014	14.231478	15.555454	9.30%	0
2013	10.334776	14.231478	37.70%	0
2012	8.970498	10.334776	15.21%	0
2011	9.393796	8.970498	-4.51%	0
2010	7.795102	9.393796	20.51%	0
2009	5.818513	7.795102	33.97%	0
2008	9.584717	5.818513	-39.29%	0
1045

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.152421	10.884137	7.21%	0
2016	9.182738	10.152421	10.56%	0
2015	9.631528	9.182738	-4.66%	0
2014*	10.000000	9.631528	-3.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	0
2013	11.374504	11.081407	-2.58%	0
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
2010	10.872327	11.167393	2.71%	0
2009*	10.000000	10.872327	8.72%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.153388	12.303176	1.23%	0
2016	11.831384	12.153388	2.72%	0
2015	12.452923	11.831384	-4.99%	0
2014	12.370214	12.452923	0.67%	0
2013	13.954106	12.370214	-11.35%	0
2012	13.140439	13.954106	6.19%	0
2011	12.049733	13.140439	9.05%	0
2010	11.413884	12.049733	5.57%	0
2009	9.876563	11.413884	15.57%	0
2008	10.878399	9.876563	-9.21%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
1046

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	13.670323	14.006961	2.46%	0
2016	13.632275	13.670323	0.28%	0
2015	13.899796	13.632275	-1.92%	0
2014	13.651261	13.899796	1.82%	0
2013	14.258630	13.651261	-4.26%	0
2012	13.323599	14.258630	7.02%	0
2011	13.168655	13.323599	1.18%	0
2010	12.473543	13.168655	5.57%	0
2009	11.202231	12.473543	11.35%	0
2008	10.951742	11.202231	2.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.764772	12.070755	23.62%	0
2016*	10.000000	9.764772	-2.35%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.079474	12.408029	2.72%	0
2016	10.332545	12.079474	16.91%	0
2015	12.087163	10.332545	-14.52%	0
2014	12.837499	12.087163	-5.84%	0
2013	10.865950	12.837499	18.14%	0
2012	10.341617	10.865950	5.07%	0
2011	12.048115	10.341617	-14.16%	0
2010	9.493415	12.048115	26.91%	0
2009	6.151367	9.493415	54.33%	0
2008	11.104898	6.151367	-44.61%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.038013	32.371555	24.32%	0
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
1047

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	15.885772	23.431309	47.50%	0
2016	16.250319	15.885772	-2.24%	0
2015	19.349113	16.250319	-16.02%	0
2014	19.897462	19.349113	-2.76%	0
2013	18.189786	19.897462	9.39%	0
2012	14.350727	18.189786	26.75%	0
2011	19.789157	14.350727	-27.48%	0
2010	15.976616	19.789157	23.86%	0
2009	7.674623	15.976616	108.17%	0
2008	22.316926	7.674623	-65.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	25.657908	24.631182	-4.00%	0
2016	18.282307	25.657908	40.34%	0
2015	28.132780	18.282307	-35.01%	0
2014	35.614499	28.132780	-21.01%	0
2013	32.995839	35.614499	7.94%	0
2012	32.685234	32.995839	0.95%	0
2011	40.061236	32.685234	-18.41%	0
2010	31.743877	40.061236	26.20%	0
2009	20.635410	31.743877	53.83%	0
2008	39.226806	20.635410	-47.39%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	14.805350	18.283715	23.49%	0
2016	14.592220	14.805350	1.46%	0
2015	15.423735	14.592220	-5.39%	0
2014	14.333009	15.423735	7.61%	0
2013	10.959404	14.333009	30.78%	0
2012	9.652426	10.959404	13.54%	0
2011	10.608559	9.652426	-9.01%	0
2010	9.669974	10.608559	9.71%	0
2009	7.793629	9.669974	24.08%	0
2008	12.845907	7.793629	-39.33%	0
1048

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.141272	27.213783	22.91%	0
2016	21.042513	22.141272	5.22%	0
2015	22.188616	21.042513	-5.17%	0
2014	23.157582	22.188616	-4.18%	0
2013	15.785353	23.157582	46.70%	0
2012	14.986577	15.785353	5.33%	0
2011	16.086009	14.986577	-6.83%	0
2010	12.993930	16.086009	23.80%	0
2009*	10.000000	12.993930	29.94%	0
1049

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	26.859625	29.585777	10.15%	0
2016	22.051127	26.859625	21.81%	0
2015	23.957641	22.051127	-7.96%	0
2014	22.531144	23.957641	6.33%	0
2013	16.772489	22.531144	34.33%	0
2012	14.506628	16.772489	15.62%	0
2011	16.265146	14.506628	-10.81%	0
2010	13.164361	16.265146	23.55%	0
2009	9.454876	13.164361	39.23%	0
2008	15.077839	9.454876	-37.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.660153	11.798956	1.19%	0
2016	11.443993	11.660153	1.89%	0
2015	12.022174	11.443993	-4.81%	0
2014	11.924328	12.022174	0.82%	0
2013	13.349569	11.924328	-10.68%	0
2012	12.737840	13.349569	4.80%	0
2011	11.678486	12.737840	9.07%	0
2010	11.382890	11.678486	2.60%	0
2009	10.581877	11.382890	7.57%	0
2008	11.017114	10.581877	-3.95%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	13.732611	16.150081	17.60%	0
2016	12.397624	13.732611	10.77%	0
2015	13.459000	12.397624	-7.89%	0
2014	12.257334	13.459000	9.80%	0
2013	9.246355	12.257334	32.56%	0
2012	8.256817	9.246355	11.98%	0
2011	8.204101	8.256817	0.64%	0
2010	7.363924	8.204101	11.41%	0
2009	6.388857	7.363924	15.26%	0
2008	10.007549	6.388857	-36.16%	0
1050

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	7.581687	9.709743	28.07%	0
2016	8.219574	7.581687	-7.76%	0
2015	8.358351	8.219574	-1.66%	0
2014	9.063014	8.358351	-7.78%	0
2013	7.585734	9.063014	19.47%	0
2012	6.415112	7.585734	18.25%	0
2011	7.472549	6.415112	-14.15%	0
2010	6.757778	7.472549	10.58%	0
2009	5.176200	6.757778	30.55%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	20.891193	22.775925	9.02%	0
2016	17.421612	20.891193	19.92%	0
2015	18.109532	17.421612	-3.80%	0
2014	15.937356	18.109532	13.63%	0
2013	12.549666	15.937356	26.99%	0
2012	11.054067	12.549666	13.53%	0
2011	11.404442	11.054067	-3.07%	0
2010	9.798139	11.404442	16.39%	0
2009	7.725629	9.798139	26.83%	0
2008	10.463533	7.725629	-26.17%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	27.193624	28.864747	6.15%	0
2016	23.124429	27.193624	17.60%	0
2015	24.650662	23.124429	-6.19%	0
2014	22.335277	24.650662	10.37%	0
2013	17.372479	22.335277	28.57%	0
2012	15.536169	17.372479	11.82%	0
2011	15.757568	15.536169	-1.41%	0
2010	14.234110	15.757568	10.70%	0
2009	12.167297	14.234110	16.99%	0
2008	17.025936	12.167297	-28.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
1051

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.131751	1.32%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	25.279060	27.734522	9.71%	0
2016	20.599181	25.279060	22.72%	0
2015	21.609170	20.599181	-4.67%	0
2014	21.061869	21.609170	2.60%	0
2013	15.335573	21.061869	37.34%	0
2012	13.576358	15.335573	12.96%	0
2011	13.831700	13.576358	-1.85%	0
2010	11.262678	13.831700	22.81%	0
2009	9.229802	11.262678	22.03%	0
2008	13.689034	9.229802	-32.58%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	13.730300	16.288505	18.63%	0
2016	12.592713	13.730300	9.03%	0
2015	12.761094	12.592713	-1.32%	0
2014	11.527377	12.761094	10.70%	0
2013	8.945597	11.527377	28.86%	0
2012	7.919674	8.945597	12.95%	0
2011	7.964451	7.919674	-0.56%	0
2010	7.105758	7.964451	12.08%	0
2009	5.762871	7.105758	23.30%	0
2008	9.393958	5.762871	-38.65%	0
1052

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	9.924717	11.172668	12.57%	0
2016	9.212422	9.924717	7.73%	0
2015	9.750486	9.212422	-5.52%	0
2014	8.805641	9.750486	10.73%	0
2013	6.715634	8.805641	31.12%	0
2012	6.145272	6.715634	9.28%	0
2011	6.239837	6.145272	-1.52%	0
2010	5.568169	6.239837	12.06%	0
2009	4.265298	5.568169	30.55%	0
2008	6.664689	4.265298	-36.00%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	13.653344	16.969269	24.29%	0
2016	12.963492	13.653344	5.32%	0
2015	13.618459	12.963492	-4.81%	0
2014	12.908788	13.618459	5.50%	0
2013	10.921303	12.908788	18.20%	0
2012	10.133509	10.921303	7.77%	0
2011	9.523816	10.133509	6.40%	0
2010	8.461695	9.523816	12.55%	0
2009	7.073937	8.461695	19.62%	0
2008	10.288511	7.073937	-31.24%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	12.042968	15.107098	25.44%	0
2016	12.519323	12.042968	-3.80%	0
2015	13.186032	12.519323	-5.06%	0
2014	14.898995	13.186032	-11.50%	0
2013	12.411325	14.898995	20.04%	0
2012	11.287542	12.411325	9.96%	0
2011	14.186660	11.287542	-20.44%	0
2010	13.915300	14.186660	1.95%	0
2009	10.885799	13.915300	27.83%	0
2008	17.795478	10.885799	-38.83%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	15.840073	19.276903	21.70%	0
2016	13.862017	15.840073	14.27%	0
2015	14.533843	13.862017	-4.62%	0
2014	14.657624	14.533843	-0.84%	0
2013	10.109635	14.657624	44.99%	0
2012	8.591984	10.109635	17.66%	0
2011	10.217728	8.591984	-15.91%	0
2010	7.982242	10.217728	28.01%	0
2009	6.489021	7.982242	23.01%	0
2008	10.654214	6.489021	-39.09%	0
1053

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.108803	10.206512	0.97%	0
2016	9.506280	10.108803	6.34%	0
2015	9.837648	9.506280	-3.37%	0
2014*	10.000000	9.837648	-1.62%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.478941	15.718177	1.55%	0
2016	15.274383	15.478941	1.34%	0
2015	15.688207	15.274383	-2.64%	0
2014	15.486553	15.688207	1.30%	0
2013	15.704838	15.486553	-1.39%	0
2012	14.666128	15.704838	7.08%	0
2011	14.691894	14.666128	-0.18%	0
2010	13.873250	14.691894	5.90%	0
2009	11.802415	13.873250	17.55%	0
2008	13.043229	11.802415	-9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	12.894873	14.221430	10.29%	0
2016	12.548802	12.894873	2.76%	0
2015	12.897631	12.548802	-2.70%	0
2014	12.663975	12.897631	1.85%	0
2013	11.442819	12.663975	10.67%	0
2012	10.498112	11.442819	9.00%	0
2011	10.786339	10.498112	-2.67%	0
2010	9.802833	10.786339	10.03%	0
2009	8.089903	9.802833	21.17%	0
2008	11.063337	8.089903	-26.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	12.862920	14.623091	13.68%	0
2016	12.427403	12.862920	3.50%	0
2015	12.779860	12.427403	-2.76%	0
2014	12.510597	12.779860	2.15%	0
2013	11.054430	12.510597	13.17%	0
2012	10.007139	11.054430	10.47%	0
2011	10.369326	10.007139	-3.49%	0
2010	9.277040	10.369326	11.77%	0
2009	7.381128	9.277040	25.69%	0
2008	11.239575	7.381128	-34.33%	0
1054

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.105490	15.454939	17.93%	0
2016	12.604980	13.105490	3.97%	0
2015	12.958505	12.604980	-2.73%	0
2014	12.661644	12.958505	2.34%	0
2013	10.677522	12.661644	18.58%	0
2012	9.473894	10.677522	12.70%	0
2011	9.975348	9.473894	-5.03%	0
2010	8.810741	9.975348	13.22%	0
2009	6.869912	8.810741	28.25%	0
2008	11.367516	6.869912	-39.57%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	18.272358	21.716659	18.85%	0
2016	17.347878	18.272358	5.33%	0
2015	17.675905	17.347878	-1.86%	0
2014	16.196634	17.675905	9.13%	0
2013	12.653649	16.196634	28.00%	0
2012	11.147521	12.653649	13.51%	0
2011	11.730423	11.147521	-4.97%	0
2010	10.262791	11.730423	14.30%	0
2009	7.750833	10.262791	32.41%	44
2008	13.839411	7.750833	-43.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	9.695633	9.200940	-5.10%	0
2016	7.440422	9.695633	30.31%	0
2015	9.619817	7.440422	-22.66%	0
2014	11.299104	9.619817	-14.86%	0
2013	9.325231	11.299104	21.17%	0
2012	9.123183	9.325231	2.21%	0
2011	9.859796	9.123183	-7.47%	0
2010	8.477929	9.859796	16.30%	0
2009	5.886190	8.477929	44.03%	0
2008	13.228130	5.886190	-55.50%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.438273	19.200487	10.11%	0
2016	15.152988	17.438273	15.08%	0
2015	16.187514	15.152988	-6.39%	0
2014	15.265601	16.187514	6.04%	0
2013	12.218208	15.265601	24.94%	0
2012	10.683132	12.218208	14.37%	0
2011	10.852111	10.683132	-1.56%	0
2010	9.661076	10.852111	12.33%	0
2009	7.612543	9.661076	26.91%	0
2008	13.614090	7.612543	-44.08%	0
1055

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	11.987994	15.726583	31.19%	0
2016	12.251697	11.987994	-2.15%	0
2015	11.900647	12.251697	2.95%	0
2014	10.876824	11.900647	9.41%	0
2013	8.088469	10.876824	34.47%	0
2012	6.937538	8.088469	16.59%	0
2011	6.956080	6.937538	-0.27%	0
2010	5.763611	6.956080	20.69%	0
2009	4.052513	5.763611	42.22%	0
2008	9.240229	4.052513	-56.14%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	10.262695	13.523557	31.77%	0
2016	10.439862	10.262695	-1.70%	0
2015	9.991880	10.439862	4.48%	0
2014	9.207425	9.991880	8.52%	0
2013	6.926168	9.207425	32.94%	0
2012	6.195667	6.926168	11.79%	0
2011	6.338755	6.195667	-2.26%	0
2010	5.235077	6.338755	21.08%	0
2009	4.185642	5.235077	25.07%	0
2008	8.128071	4.185642	-48.50%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.260802	13.858678	4.51%	0
2016	11.878649	13.260802	11.64%	0
2015	12.645750	11.878649	-6.07%	0
2014	12.818959	12.645750	-1.35%	0
2013	12.405464	12.818959	3.33%	0
2012	11.131075	12.405464	11.45%	0
2011	10.973294	11.131075	1.44%	0
2010	9.880670	10.973294	11.06%	0
2009	7.041162	9.880670	40.33%	0
2008	9.627393	7.041162	-26.86%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	12.486875	12.694830	1.67%	0
2016	12.227181	12.486875	2.12%	0
2015	12.616925	12.227181	-3.09%	0
2014	12.223806	12.616925	3.22%	0
2013	12.765642	12.223806	-4.24%	0
2012	12.366895	12.765642	3.22%	0
2011	11.818195	12.366895	4.64%	0
2010	11.245189	11.818195	5.10%	0
2009	9.960448	11.245189	12.90%	0
2008	10.558595	9.960448	-5.67%	0
1056

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	15.791004	18.604321	17.82%	0
2016	14.430320	15.791004	9.43%	0
2015	15.010351	14.430320	-3.86%	0
2014	14.482137	15.010351	3.65%	0
2013	10.905297	14.482137	32.80%	0
2012	9.737727	10.905297	11.99%	0
2011	11.174354	9.737727	-12.86%	0
2010	8.895540	11.174354	25.62%	0
2009	6.509445	8.895540	36.66%	0
2008	11.026093	6.509445	-40.96%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	8.841424	11.227841	26.99%	0
2016	9.547220	8.841424	-7.39%	0
2015	9.452112	9.547220	1.01%	0
2014	10.545199	9.452112	-10.37%	0
2013	8.287005	10.545199	27.25%	0
2012	7.044235	8.287005	17.64%	0
2011	8.719496	7.044235	-19.21%	0
2010	7.906443	8.719496	10.28%	0
2009	6.407026	7.906443	23.40%	0
2008	11.694938	6.407026	-45.22%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.124603	1.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	19.793152	23.031005	16.36%	0
2016	18.522821	19.793152	6.86%	0
2015	19.576400	18.522821	-5.38%	0
2014	18.799670	19.576400	4.13%	0
2013	14.766122	18.799670	27.32%	0
2012	11.903918	14.766122	24.04%	0
2011	13.380096	11.903918	-11.03%	0
2010	10.840862	13.380096	23.42%	0
2009	7.056969	10.840862	53.62%	0
2008	14.810392	7.056969	-52.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
1057

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.115908	17.405796	8.00%	0
2016	12.682424	16.115908	27.07%	0
2015	14.030833	12.682424	-9.61%	0
2014	14.294318	14.030833	-1.84%	0
2013	10.749999	14.294318	32.97%	0
2012	9.304096	10.749999	15.54%	0
2011	9.904920	9.304096	-6.07%	0
2010	7.914565	9.904920	25.15%	0
2009	6.278636	7.914565	26.06%	0
2008	9.604478	6.278636	-34.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.280566	16.311309	14.22%	0
2016	13.611275	14.280566	4.92%	0
2015	14.885147	13.611275	-8.56%	0
2014	17.114608	14.885147	-13.03%	0
2013	14.224631	17.114608	20.32%	0
2012	12.289758	14.224631	15.74%	0
2011	14.060126	12.289758	-12.59%	0
2010	13.255616	14.060126	6.07%	0
2009	9.888869	13.255616	34.05%	0
2008	16.953885	9.888869	-41.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.204134	9.344590	13.90%	0
2016	7.842589	8.204134	4.61%	0
2015	8.593488	7.842589	-8.74%	0
2014*	10.000000	8.593488	-14.07%	0
1058

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.311484	9.263639	-0.51%	0
2016	9.267483	9.311484	0.47%	0
2015	9.922579	9.267483	-6.60%	0
2014*	10.000000	9.922579	-0.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.335329	12.730106	12.30%	0
2016	10.521518	11.335329	7.73%	0
2015	10.852560	10.521518	-3.05%	0
2014	10.589505	10.852560	2.48%	0
2013	9.095675	10.589505	16.42%	0
2012	7.995032	9.095675	13.77%	0
2011	9.729172	7.995032	-17.82%	0
2010	8.616351	9.729172	12.92%	0
2009	7.373466	8.616351	16.86%	0
2008	12.262030	7.373466	-39.87%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	13.725898	16.702587	21.69%	0
2016	12.942525	13.725898	6.05%	0
2015	13.271352	12.942525	-2.48%	0
2014	12.028077	13.271352	10.34%	0
2013	9.441983	12.028077	27.39%	0
2012	8.355291	9.441983	13.01%	0
2011	8.947489	8.355291	-6.62%	0
2010	7.382597	8.947489	21.20%	0
2009	5.254242	7.382597	40.51%	0
2008	8.967744	5.254242	-41.41%	0
1059

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	13.846170	15.459294	11.65%	0
2016	13.133077	13.846170	5.43%	0
2015	13.441645	13.133077	-2.30%	0
2014	12.906097	13.441645	4.15%	0
2013	11.565943	12.906097	11.59%	0
2012	10.461044	11.565943	10.56%	0
2011	10.648094	10.461044	-1.76%	0
2010	9.867564	10.648094	7.91%	0
2009	8.047641	9.867564	22.61%	0
2008	11.326570	8.047641	-28.95%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.154914	18.098165	12.03%	0
2016	13.487351	16.154914	19.78%	0
2015	14.500686	13.487351	-6.99%	0
2014	13.806420	14.500686	5.03%	0
2013	10.618929	13.806420	30.02%	0
2012	9.420189	10.618929	12.73%	0
2011	10.089962	9.420189	-6.64%	0
2010	8.864958	10.089962	13.82%	0
2009	6.828806	8.864958	29.82%	0
2008	11.363793	6.828806	-39.91%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	16.769723	17.388718	3.69%	0
2016	14.619686	16.769723	14.71%	0
2015	15.595666	14.619686	-6.26%	0
2014	15.587349	15.595666	0.05%	0
2013	14.872641	15.587349	4.81%	0
2012	13.266775	14.872641	12.10%	0
2011	13.597217	13.266775	-2.43%	0
2010	12.068987	13.597217	12.66%	0
2009	7.157952	12.068987	68.61%	0
2008	10.474307	7.157952	-31.66%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	19.710318	19.950068	1.22%	0
2016	15.949858	19.710318	23.58%	0
2015	17.500388	15.949858	-8.86%	0
2014	18.181980	17.500388	-3.75%	0
2013	13.618137	18.181980	33.51%	0
2012	11.676022	13.618137	16.63%	0
2011	12.540540	11.676022	-6.89%	0
2010	10.541640	12.540540	18.96%	0
2009	6.926602	10.541640	52.19%	0
2008	11.556380	6.926602	-40.06%	0
1060

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	17.833684	19.793205	10.99%	0
2016	14.414403	17.833684	23.72%	0
2015	15.845461	14.414403	-9.03%	0
2014	16.088263	15.845461	-1.51%	0
2013	12.363650	16.088263	30.13%	0
2012	10.816665	12.363650	14.30%	0
2011	11.980055	10.816665	-9.71%	0
2010	10.419812	11.980055	14.97%	0
2009	7.417653	10.419812	40.47%	0
2008	10.624585	7.417653	-30.18%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	14.895808	17.793445	19.45%	0
2016	13.451141	14.895808	10.74%	0
2015	13.962690	13.451141	-3.66%	0
2014	13.148783	13.962690	6.19%	0
2013	9.531701	13.148783	37.95%	0
2012	8.755013	9.531701	8.87%	0
2011	9.149140	8.755013	-4.31%	0
2010	7.205269	9.149140	26.98%	0
2009	5.460592	7.205269	31.95%	0
2008	10.601950	5.460592	-48.49%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	13.909226	17.663964	26.99%	0
2016	13.107185	13.909226	6.12%	0
2015	12.730522	13.107185	2.96%	0
2014	11.318856	12.730522	12.47%	0
2013	9.040865	11.318856	25.20%	0
2012	8.367184	9.040865	8.05%	0
2011	8.959721	8.367184	-6.61%	0
2010	7.869711	8.959721	13.85%	0
2009	6.049750	7.869711	30.08%	0
2008	9.850435	6.049750	-38.58%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.203288	17.654056	24.30%	0
2016	14.228888	14.203288	-0.18%	0
2015	13.883677	14.228888	2.49%	0
2014	13.117973	13.883677	5.84%	0
2013	9.590870	13.117973	36.78%	0
2012*	10.000000	9.590870	-4.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.525468	19.249796	23.99%	0
2016	15.591705	15.525468	-0.42%	0
2015	15.250711	15.591705	2.24%	0
2014	14.445714	15.250711	5.57%	0
2013	10.587426	14.445714	36.44%	0
2012	9.566704	10.587426	10.67%	0
1061

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.027272	18.809513	10.47%	0
2016	15.820934	17.027272	7.62%	0
2015	17.202664	15.820934	-8.03%	0
2014	16.298026	17.202664	5.55%	0
2013	12.919700	16.298026	26.15%	0
2012	11.624426	12.919700	11.14%	0
2011	11.917210	11.624426	-2.46%	0
2010	11.145105	11.917210	6.93%	0
2009	8.900509	11.145105	25.22%	0
2008	13.054683	8.900509	-31.82%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	13.865346	15.026490	8.37%	0
2016	12.339036	13.865346	12.37%	0
2015	12.939296	12.339036	-4.64%	0
2014	12.158954	12.939296	6.42%	0
2013	9.951676	12.158954	22.18%	0
2012	9.057841	9.951676	9.87%	0
2011*	10.000000	9.057841	-9.42%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.386337	12.564134	10.34%	0
2016	11.432258	11.386337	-0.40%	0
2015	11.889420	11.432258	-3.85%	0
2014	10.627852	11.889420	11.87%	0
2013	10.601577	10.627852	0.25%	0
2012	8.478598	10.601577	25.04%	0
2011	9.291497	8.478598	-8.75%	0
2010	8.100965	9.291497	14.70%	0
2009	6.310662	8.100965	28.37%	0
2008	11.681918	6.310662	-45.98%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.244158	19.495377	13.05%	0
2016	19.954110	17.244158	-13.58%	0
2015	19.818019	19.954110	0.69%	0
2014	16.967782	19.818019	16.80%	0
2013	12.369776	16.967782	37.17%	0
2012	10.483652	12.369776	17.99%	0
2011	10.332788	10.483652	1.46%	0
2010	10.054570	10.332788	2.77%	0
2009	8.068748	10.054570	24.61%	0
2008	11.582268	8.068748	-30.34%	0
1062

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	18.281319	21.948501	20.06%	0
2016	18.814604	18.281319	-2.83%	0
2015	19.739975	18.814604	-4.69%	0
2014	20.158648	19.739975	-2.08%	0
2013	17.354486	20.158648	16.16%	0
2012	15.391502	17.354486	12.75%	0
2011	16.909314	15.391502	-8.98%	0
2010	15.350200	16.909314	10.16%	0
2009	11.629166	15.350200	32.00%	0
2008	19.986121	11.629166	-41.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.113895	15.634331	19.22%	0
2016	13.359038	13.113895	-1.84%	0
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	20.578437	23.756387	15.44%	0
2016	21.638835	20.578437	-4.90%	0
2015	24.190180	21.638835	-10.55%	0
2014	26.162757	24.190180	-7.54%	0
2013	21.422040	26.162757	22.13%	0
2012	18.418093	21.422040	16.31%	0
2011	20.335585	18.418093	-9.43%	0
2010	19.172027	20.335585	6.07%	0
2009*	10.000000	19.172027	22.05%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	22.484674	23.412300	4.13%	0
2016	19.826601	22.484674	13.41%	0
2015	21.727611	19.826601	-8.75%	0
2014	21.845773	21.727611	-0.54%	0
2013	20.256066	21.845773	7.85%	0
2012	17.494174	20.256066	15.79%	0
1063

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	20.525691	25.423186	23.86%	0
2016	19.817105	20.525691	3.58%	0
2015	21.550138	19.817105	-8.04%	0
2014	20.469250	21.550138	5.28%	0
2013	16.140278	20.469250	26.82%	0
2012	14.563312	16.140278	10.83%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	13.806944	17.519133	26.89%	0
2016	13.875992	13.806944	-0.50%	0
2015	12.701016	13.875992	9.25%	0
2014	11.997415	12.701016	5.86%	0
2013	9.391608	11.997415	27.75%	0
2012	7.769354	9.391608	20.88%	0
2011	8.553824	7.769354	-9.17%	0
2010	8.230746	8.553824	3.93%	0
2009	5.775477	8.230746	42.51%	0
2008	10.626417	5.775477	-45.65%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.311689	10.342289	41.45%	0
2016	6.579568	7.311689	11.13%	0
2015	6.442082	6.579568	2.13%	0
2014	6.036232	6.442082	6.72%	0
2013	4.567940	6.036232	32.14%	0
2012	3.928276	4.567940	16.28%	0
2011	4.406180	3.928276	-10.85%	0
2010	3.629049	4.406180	21.41%	0
2009	2.369881	3.629049	53.13%	0
2008	4.334094	2.369881	-45.32%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	8.628690	11.016754	27.68%	0
2016	9.475932	8.628690	-8.94%	0
2015	10.646474	9.475932	-10.99%	0
2014	12.410258	10.646474	-14.21%	0
2013	11.126335	12.410258	11.54%	0
2012	10.072958	11.126335	10.46%	0
2011	15.253061	10.072958	-33.96%	0
2010	12.500384	15.253061	22.02%	0
2009	7.152243	12.500384	74.78%	0
2008	15.341277	7.152243	-53.38%	0
1064

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	24.115722	26.778726	11.04%	0
2016	21.541427	24.115722	11.95%	0
2015	22.673242	21.541427	-4.99%	0
2014	20.181800	22.673242	12.34%	0
2013	15.629341	20.181800	29.13%	0
2012	13.303671	15.629341	17.48%	0
2011	13.341827	13.303671	-0.29%	0
2010	11.072596	13.341827	20.49%	0
2009	8.954323	11.072596	23.66%	0
2008	13.736567	8.954323	-34.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.630352	10.768028	24.77%	0
2016	7.320645	8.630352	17.89%	0
2015	9.382652	7.320645	-21.98%	0
2014*	10.000000	9.382652	-6.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.302821	22.569151	23.31%	0
2016	17.235146	18.302821	6.19%	0
2015	18.046268	17.235146	-4.49%	0
2014	19.988213	18.046268	-9.72%	0
2013	14.501904	19.988213	37.83%	0
2012	12.290818	14.501904	17.99%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	20.693803	23.702852	14.54%	0
2016	18.634168	20.693803	11.05%	0
2015	19.272412	18.634168	-3.31%	0
2014	17.918208	19.272412	7.56%	0
2013	13.539162	17.918208	32.34%	0
2012	11.971492	13.539162	13.10%	0
2011	12.322742	11.971492	-2.85%	0
2010	11.352239	12.322742	8.55%	0
2009	9.498793	11.352239	19.51%	0
2008	14.470962	9.498793	-34.36%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
1065

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	11.813927	12.251088	3.70%	0
2016	11.406543	11.813927	3.57%	0
2015	11.763644	11.406543	-3.04%	0
2014	11.175070	11.763644	5.27%	0
2013	11.486296	11.175070	-2.71%	0
2012	10.754206	11.486296	6.81%	0
2011	10.428913	10.754206	3.12%	0
2010	9.972774	10.428913	4.57%	0
2009	9.319133	9.972774	7.01%	0
2008	10.633466	9.319133	-12.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	26.108535	27.958207	7.08%	0
2016	24.194973	26.108535	7.91%	0
2015	25.069745	24.194973	-3.49%	0
2014	24.955688	25.069745	0.46%	0
2013	28.021372	24.955688	-10.94%	0
2012	24.340165	28.021372	15.12%	0
2011	23.298503	24.340165	4.47%	0
2010	21.751497	23.298503	7.11%	0
2009	17.115568	21.751497	27.09%	0
2008	20.625632	17.115568	-17.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	13.612965	15.427652	13.33%	0
2016	13.210082	13.612965	3.05%	0
2015	14.459752	13.210082	-8.64%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
1066

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	23.493068	24.920253	6.07%	0
2016	19.984507	23.493068	17.56%	0
2015	21.390577	19.984507	-6.57%	0
2014	19.374816	21.390577	10.40%	0
2013	15.050151	19.374816	28.74%	0
2012	13.449094	15.050151	11.90%	0
2011	13.690618	13.449094	-1.76%	0
2010	12.362525	13.690618	10.74%	0
2009*	10.000000	12.362525	23.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	0
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
1067

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	12.275305	14.137838	15.17%	0
2016	10.668095	12.275305	15.07%	0
2015	11.665286	10.668095	-8.55%	0
2014	10.948376	11.665286	6.55%	0
2013	8.269997	10.948376	32.39%	0
2012	7.153040	8.269997	15.62%	0
2011	7.503065	7.153040	-4.67%	0
2010	6.640118	7.503065	13.00%	0
2009	5.292456	6.640118	25.46%	0
2008	8.606575	5.292456	-38.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.016431	11.578999	15.60%	0
2016*	10.000000	10.016431	0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.001495	18.757924	4.20%	0
2016	16.155789	18.001495	11.42%	0
2015	16.996294	16.155789	-4.95%	0
2014	16.981161	16.996294	0.09%	0
2013	16.249492	16.981161	4.50%	0
2012	14.534306	16.249492	11.80%	0
2011	14.343240	14.534306	1.33%	0
2010	12.987386	14.343240	10.44%	0
2009	9.114099	12.987386	42.50%	0
2008	12.968114	9.114099	-29.72%	0
1068

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.220150	16.111072	21.87%	0
2016	11.922559	13.220150	10.88%	0
2015	12.349095	11.922559	-3.45%	0
2014	11.869446	12.349095	4.04%	0
2013	8.455799	11.869446	40.37%	0
2012	7.408969	8.455799	14.13%	0
2011	8.588767	7.408969	-13.74%	0
2010	7.611833	8.588767	12.83%	0
2009	5.098702	7.611833	49.29%	0
2008*	10.000000	5.098702	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.929259	13.309131	21.78%	0
2016*	10.000000	10.929259	9.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	14.796443	17.131375	15.78%	0
2016	13.767141	14.796443	7.48%	0
2015	14.151526	13.767141	-2.72%	0
2014	13.109533	14.151526	7.95%	0
2013	9.679362	13.109533	35.44%	0
2012	8.895100	9.679362	8.82%	0
2011	9.412709	8.895100	-5.50%	0
2010	7.803758	9.412709	20.62%	0
2009	6.078756	7.803758	28.38%	0
2008*	10.000000	6.078756	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0
1069

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0
1070

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.616596	11.837100	1.90%	0
2016	11.297477	11.616596	2.82%	0
2015	11.659275	11.297477	-3.10%	0
2014	11.371126	11.659275	2.53%	0
2013	11.877809	11.371126	-4.27%	0
2012	11.294826	11.877809	5.16%	0
2011	10.855838	11.294826	4.04%	0
2010	10.389603	10.855838	4.49%	0
2009	9.785442	10.389603	6.17%	0
2008*	10.000000	9.785442	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.900652	11.392101	15.06%	0
2016	9.106419	9.900652	8.72%	0
2015*	10.000000	9.106419	-8.94%	0
1071

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.877329	10.974519	11.11%	0
2016	9.303671	9.877329	6.17%	0
2015*	10.000000	9.303671	-6.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	15.614862	21.567188	38.12%	0
2016	14.851621	15.614862	5.14%	0
2015	18.114755	14.851621	-18.01%	0
2014	19.641971	18.114755	-7.78%	0
2013	19.976084	19.641971	-1.67%	0
2012	17.461891	19.976084	14.40%	0
2011	23.047750	17.461891	-24.24%	0
2010	20.325988	23.047750	13.39%	0
2009	12.751903	20.325988	59.40%	0
2008	30.935743	12.751903	-58.78%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.881517	13.831680	-0.36%	0
2016	14.117216	13.881517	-1.67%	0
2015	14.480134	14.117216	-2.51%	0
2014	14.187933	14.480134	2.06%	0
2013	15.151331	14.187933	-6.36%	0
2012	15.064355	15.151331	0.58%	0
2011	14.389712	15.064355	4.69%	0
2010	14.070686	14.389712	2.27%	0
2009	14.039207	14.070686	0.22%	0
2008	13.353517	14.039207	5.13%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.569706	8.399847	-1.98%	0
2016	8.779182	8.569706	-2.39%	0
2015	8.995056	8.779182	-2.40%	0
2014	9.216245	8.995056	-2.40%	0
2013	9.442872	9.216245	-2.40%	0
2012	9.675717	9.442872	-2.41%	0
2011	9.912974	9.675717	-2.39%	0
2010	10.156721	9.912974	-2.40%	0
2009	10.402109	10.156721	-2.36%	0
2008	10.443421	10.402109	-0.40%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	10.916728	13.580868	24.40%	0
2016	11.088076	10.916728	-1.55%	0
2015	11.719075	11.088076	-5.38%	0
2014	12.061381	11.719075	-2.84%	0
2013	10.487628	12.061381	15.01%	0
2012	9.295268	10.487628	12.83%	0
2011	10.554087	9.295268	-11.93%	0
2010	9.544765	10.554087	10.57%	0
2009	7.538785	9.544765	26.61%	0
2008	14.319755	7.538785	-47.35%	0
1072

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.296243	19.993750	15.60%	0
2016	16.187706	17.296243	6.85%	0
2015	16.753018	16.187706	-3.37%	0
2014	16.349887	16.753018	2.47%	0
2013	13.164702	16.349887	24.19%	0
2012	11.638283	13.164702	13.12%	0
2011	12.411894	11.638283	-6.23%	0
2010	11.093930	12.411894	11.88%	0
2009	8.935727	11.093930	24.15%	0
2008	14.497137	8.935727	-38.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
1073

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.212794	12.597909	3.15%	0
2016	12.000592	12.212794	1.77%	0
2015	12.263233	12.000592	-2.14%	0
2014	12.094275	12.263233	1.40%	0
2013	11.820533	12.094275	2.32%	0
2012	11.515908	11.820533	2.65%	0
2011	11.462444	11.515908	0.47%	0
2010	11.090715	11.462444	3.35%	0
2009	10.417058	11.090715	6.47%	0
2008	11.357289	10.417058	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.264184	16.824877	10.22%	0
2016	14.595884	15.264184	4.58%	0
2015	15.005032	14.595884	-2.73%	0
2014	14.616686	15.005032	2.66%	0
2013	12.840899	14.616686	13.83%	0
2012	11.873625	12.840899	8.15%	0
2011	12.169890	11.873625	-2.43%	0
2010	11.242051	12.169890	8.25%	0
2009	9.668385	11.242051	16.28%	0
2008	12.898212	9.668385	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.568263	18.869069	13.89%	0
2016	15.647379	16.568263	5.89%	0
2015	16.150051	15.647379	-3.11%	0
2014	15.765676	16.150051	2.44%	3,325
2013	13.199495	15.765676	19.44%	3,325
2012	11.888871	13.199495	11.02%	3,325
2011	12.445307	11.888871	-4.47%	3,325
2010	11.300752	12.445307	10.13%	3,325
2009	9.308142	11.300752	21.41%	3,325
2008	13.901105	9.308142	-33.04%	0
1074

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.962627	14.883844	6.60%	0
2016	13.533214	13.962627	3.17%	0
2015	13.870247	13.533214	-2.43%	0
2014	13.568262	13.870247	2.23%	0
2013	12.581447	13.568262	7.84%	0
2012	11.932222	12.581447	5.44%	0
2011	11.977909	11.932222	-0.38%	0
2010	11.309175	11.977909	5.91%	0
2009	10.114447	11.309175	11.81%	0
2008	12.198449	10.114447	-17.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.171008	27.551282	24.27%	0
2016	21.918490	22.171008	1.15%	0
2015	21.369133	21.918490	2.57%	0
2014	20.123751	21.369133	6.19%	37
2013	15.082551	20.123751	33.42%	37
2012	13.021180	15.082551	15.83%	37
2011	13.645513	13.021180	-4.58%	37
2010	12.850065	13.645513	6.19%	37
2009*	10.000000	12.850065	28.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.714420	31.319758	13.01%	0
2016	23.604619	27.714420	17.41%	0
2015	24.813941	23.604619	-4.87%	0
2014	23.235289	24.813941	6.79%	0
2013	17.893028	23.235289	29.86%	0
2012	15.607001	17.893028	14.65%	0
2011	16.407509	15.607001	-4.88%	0
2010	13.320387	16.407509	23.18%	0
2009	9.979803	13.320387	33.47%	0
2008	16.094252	9.979803	-37.99%	0
1075

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.390601	15.973385	3.79%	0
2016	14.513049	15.390601	6.05%	0
2015	15.312547	14.513049	-5.22%	0
2014	15.102549	15.312547	1.39%	0
2013	15.649922	15.102549	-3.50%	0
2012	14.285700	15.649922	9.55%	0
2011	13.866750	14.285700	3.02%	0
2010	12.847408	13.866750	7.93%	0
2009	10.583025	12.847408	21.40%	0
2008	13.110274	10.583025	-19.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	15.823616	19.425726	22.76%	0
2016	16.563104	15.823616	-4.46%	0
2015	17.054286	16.563104	-2.88%	0
2014	17.651681	17.054286	-3.38%	0
2013	14.902103	17.651681	18.45%	0
2012	13.172602	14.902103	13.13%	0
2011	14.883459	13.172602	-11.50%	0
2010	13.360312	14.883459	11.40%	0
2009*	10.000000	13.360312	33.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.519362	10.221877	19.98%	0
2016	8.294847	8.519362	2.71%	0
2015	8.957481	8.294847	-7.40%	0
2014*	10.000000	8.957481	-10.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	13.734983	17.455745	27.09%	0
2016	13.770239	13.734983	-0.26%	0
2015	13.640388	13.770239	0.95%	0
2014	12.655131	13.640388	7.79%	0
2013	9.623012	12.655131	31.51%	0
2012	8.474222	9.623012	13.56%	0
2011	8.942039	8.474222	-5.23%	0
2010	7.931540	8.942039	12.74%	0
2009	6.261926	7.931540	26.66%	0
2008*	10.000000	6.261926	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	16.735008	18.709240	11.80%	0
2016	14.735989	16.735008	13.57%	0
2015	15.589680	14.735989	-5.48%	0
2014	14.452852	15.589680	7.87%	0
2013	10.933384	14.452852	32.19%	0
2012	9.509241	10.933384	14.98%	0
2011	10.345841	9.509241	-8.09%	0
2010*	10.000000	10.345841	3.46%	0
1076

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.609918	15.192117	11.63%	0
2016	12.015655	13.609918	13.27%	0
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	13.864766	17.286837	24.68%	0
2016	13.342124	13.864766	3.92%	0
2015	13.695607	13.342124	-2.58%	0
2014	13.488188	13.695607	1.54%	0
2013	9.946124	13.488188	35.61%	0
2012	8.869385	9.946124	12.14%	0
2011	9.488384	8.869385	-6.52%	0
2010	7.665624	9.488384	23.78%	0
2009	6.178425	7.665624	24.07%	0
2008*	10.000000	6.178425	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	9.074517	11.065154	21.94%	0
2016	8.584125	9.074517	5.71%	0
2015	8.729235	8.584125	-1.66%	0
2014	8.699327	8.729235	0.34%	0
2013	6.177189	8.699327	40.83%	0
2012	5.579661	6.177189	10.71%	0
2011	5.753897	5.579661	-3.03%	0
2010	4.699354	5.753897	22.44%	0
2009	3.777556	4.699354	24.40%	0
2008	7.224106	3.777556	-47.71%	0
1077

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	31.724270	33.771533	6.45%	0
2016	25.809031	31.724270	22.92%	0
2015	28.138469	25.809031	-8.28%	0
2014	26.938728	28.138469	4.45%	27
2013	19.658504	26.938728	37.03%	27
2012	16.723729	19.658504	17.55%	27
2011	18.049426	16.723729	-7.34%	27
2010	14.606750	18.049426	23.57%	27
2009	11.857520	14.606750	23.19%	27
2008	17.907314	11.857520	-33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	22.074606	24.452454	10.77%	0
2016	18.411919	22.074606	19.89%	0
2015	19.178350	18.411919	-4.00%	0
2014	19.491135	19.178350	-1.60%	0
2013	14.172531	19.491135	37.53%	0
2012	12.572731	14.172531	12.72%	0
2011	13.639554	12.572731	-7.82%	0
2010	11.151179	13.639554	22.31%	0
2009	8.481978	11.151179	31.47%	0
2008	14.060634	8.481978	-39.68%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.281208	16.800409	17.64%	0
2016	13.135353	14.281208	8.72%	0
2015	13.333653	13.135353	-1.49%	0
2014	12.181702	13.333653	9.46%	0
2013	9.520156	12.181702	27.96%	0
2012	8.540769	9.520156	11.47%	0
2011	8.704321	8.540769	-1.88%	0
2010	7.860922	8.704321	10.73%	0
2009	6.387350	7.860922	23.07%	0
2008	11.198242	6.387350	-42.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	12.964304	13.476245	3.95%	0
2016	12.372846	12.964304	4.78%	0
2015	13.394746	12.372846	-7.63%	0
2014	10.648172	13.394746	25.79%	76
2013	10.587620	10.648172	0.57%	76
2012	9.369419	10.587620	13.00%	76
2011	9.013347	9.369419	3.95%	76
2010	7.093657	9.013347	27.06%	76
2009	5.555281	7.093657	27.69%	76
2008*	10.000000	5.555281	-44.45%	0
1078

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.723000	11.821477	21.58%	0
2016	9.563429	9.723000	1.67%	0
2015*	10.000000	9.563429	-4.37%	0
1079

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.997537	8.860445	-1.52%	0
2016	9.107148	8.997537	-1.20%	0
2015	9.313988	9.107148	-2.22%	0
2014	9.485170	9.313988	-1.80%	0
2013	9.658840	9.485170	-1.80%	0
2012	9.461262	9.658840	2.09%	0
2011	9.665353	9.461262	-2.11%	0
2010	9.405900	9.665353	2.76%	0
2009	8.503830	9.405900	10.61%	0
2008	10.064547	8.503830	-15.51%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.116276	22.097629	15.60%	0
2016	17.826909	19.116276	7.23%	0
2015	18.350366	17.826909	-2.85%	0
2014	17.033208	18.350366	7.73%	0
2013	12.682692	17.033208	34.30%	0
2012	11.709639	12.682692	8.31%	0
2011	12.378324	11.709639	-5.40%	0
2010	10.323069	12.378324	19.91%	0
2009	8.047798	10.323069	28.27%	0
2008	13.617155	8.047798	-40.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	11.251911	13.929800	23.80%	0
2016	11.787450	11.251911	-4.54%	0
2015	11.663997	11.787450	1.06%	0
2014	10.355175	11.663997	12.64%	0
2013	8.177683	10.355175	26.63%	0
2012	7.342537	8.177683	11.37%	0
2011	7.610161	7.342537	-3.52%	0
2010	7.126105	7.610161	6.79%	0
2009	5.052157	7.126105	41.05%	0
2008	9.501823	5.052157	-46.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	7.528935	9.464689	25.71%	0
2016	7.537612	7.528935	-0.12%	0
2015	7.244400	7.537612	4.05%	0
2014	7.016709	7.244400	3.24%	0
2013	5.286749	7.016709	32.72%	0
2012	4.651943	5.286749	13.65%	0
2011	4.714446	4.651943	-1.33%	0
2010	3.789460	4.714446	24.41%	0
2009	2.927908	3.789460	29.43%	0
2008	5.890326	2.927908	-50.29%	0
1080

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	15.613757	20.828192	33.40%	0
2016	15.983561	15.613757	-2.31%	0
2015	15.755236	15.983561	1.45%	0
2014	15.780957	15.755236	-0.16%	44
2013	12.700640	15.780957	24.25%	44
2012	10.731554	12.700640	18.35%	44
2011	11.988965	10.731554	-10.49%	44
2010	10.592415	11.988965	13.18%	44
2009	7.764722	10.592415	36.42%	44
2008	13.301878	7.764722	-41.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.835293	10.202060	3.73%	0
2016	9.458542	9.835293	3.98%	0
2015	9.915311	9.458542	-4.61%	0
2014	9.878707	9.915311	0.37%	0
2013	10.135060	9.878707	-2.53%	0
2012*	10.000000	10.135060	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	14.080413	16.067514	14.11%	0
2016	12.924208	14.080413	8.95%	0
2015	12.815482	12.924208	0.85%	0
2014	11.861067	12.815482	8.05%	0
2013	9.222302	11.861067	28.61%	0
2012	8.085435	9.222302	14.06%	0
2011	8.285035	8.085435	-2.41%	0
2010	7.310954	8.285035	13.32%	0
2009	5.839133	7.310954	25.21%	0
2008	9.723758	5.839133	-39.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.389005	18.261404	11.42%	0
2016	14.223077	16.389005	15.23%	0
2015	15.486465	14.223077	-8.16%	0
2014	14.175607	15.486465	9.25%	0
2013	10.299469	14.175607	37.63%	0
2012	8.944451	10.299469	15.15%	0
2011	9.371310	8.944451	-4.55%	0
2010	7.780427	9.371310	20.45%	0
2009	5.810554	7.780427	33.90%	0
2008	9.576524	5.810554	-39.33%	0
1081

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.138554	10.863724	7.15%	0
2016	9.174884	10.138554	10.50%	0
2015	9.628221	9.174884	-4.71%	0
2014*	10.000000	9.628221	-3.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.087689	12.230434	1.18%	0
2016	11.773432	12.087689	2.67%	0
2015	12.398285	11.773432	-5.04%	0
2014	12.322241	12.398285	0.62%	0
2013	13.907112	12.322241	-11.40%	0
2012	13.102906	13.907112	6.14%	0
2011	12.021460	13.102906	9.00%	0
2010	11.392935	12.021460	5.52%	0
2009	9.863487	11.392935	15.51%	0
2008	10.869562	9.863487	-9.26%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
1082

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	13.596425	13.924126	2.41%	0
2016	13.565506	13.596425	0.23%	0
2015	13.838807	13.565506	-1.97%	0
2014	13.598335	13.838807	1.77%	0
2013	14.210613	13.598335	-4.31%	0
2012	13.285547	14.210613	6.96%	0
2011	13.137760	13.285547	1.12%	0
2010	12.450653	13.137760	5.52%	0
2009	11.187403	12.450653	11.29%	0
2008	10.942850	11.187403	2.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.761465	12.060494	23.55%	0
2016*	10.000000	9.761465	-2.39%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	12.014331	12.334814	2.67%	0
2016	10.282061	12.014331	16.85%	0
2015	12.034263	10.282061	-14.56%	0
2014	12.787865	12.034263	-5.89%	0
2013	10.829481	12.787865	18.08%	0
2012	10.312199	10.829481	5.02%	0
2011	12.019979	10.312199	-14.21%	0
2010	9.476097	12.019979	26.85%	0
2009	6.143289	9.476097	54.25%	0
2008	11.096013	6.143289	-44.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
1083

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	15.748473	23.216966	47.42%	0
2016	16.118102	15.748473	-2.29%	0
2015	19.201513	16.118102	-16.06%	0
2014	19.755804	19.201513	-2.81%	0
2013	18.069547	19.755804	9.33%	0
2012	14.263181	18.069547	26.69%	0
2011	19.678518	14.263181	-27.52%	0
2010	15.895416	19.678518	23.80%	0
2009	7.639516	15.895416	108.07%	0
2008	22.226289	7.639516	-65.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	25.436186	24.405880	-4.05%	0
2016	18.133583	25.436186	40.27%	0
2015	27.918270	18.133583	-35.05%	0
2014	35.361090	27.918270	-21.05%	0
2013	32.777852	35.361090	7.88%	0
2012	32.485980	32.777852	0.90%	0
2011	39.837409	32.485980	-18.45%	0
2010	31.582671	39.837409	26.14%	0
2009	20.541133	31.582671	53.75%	0
2008	39.067641	20.541133	-47.42%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	14.679490	18.119036	23.43%	0
2016	14.475565	14.679490	1.41%	0
2015	15.308264	14.475565	-5.44%	0
2014	14.233002	15.308264	7.55%	0
2013	10.888507	14.233002	30.72%	0
2012	9.594910	10.888507	13.48%	0
2011	10.550742	9.594910	-9.06%	0
2010	9.622203	10.550742	9.65%	0
2009	7.759095	9.622203	24.01%	0
2008	12.795564	7.759095	-39.36%	0
1084

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.054539	27.093334	22.85%	0
2016	20.970788	22.054539	5.17%	0
2015	22.124312	20.970788	-5.21%	0
2014	23.102311	22.124312	-4.23%	0
2013	15.755730	23.102311	46.63%	0
2012	14.966140	15.755730	5.28%	0
2011	16.072287	14.966140	-6.88%	0
2010	12.989487	16.072287	23.73%	0
2009*	10.000000	12.989487	29.89%	0
1085

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	26.658556	29.349310	10.09%	0
2016	21.897242	26.658556	21.74%	0
2015	23.802643	21.897242	-8.00%	0
2014	22.396845	23.802643	6.28%	0
2013	16.681051	22.396845	34.27%	0
2012	14.434956	16.681051	15.56%	0
2011	16.193076	14.434956	-10.86%	0
2010	13.112740	16.193076	23.49%	0
2009	9.422629	13.112740	39.16%	0
2008	15.034136	9.422629	-37.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.578755	11.710607	1.14%	0
2016	11.369904	11.578755	1.84%	0
2015	11.950479	11.369904	-4.86%	0
2014	11.859302	11.950479	0.77%	0
2013	13.283585	11.859302	-10.72%	0
2012	12.681381	13.283585	4.75%	0
2011	11.632661	12.681381	9.02%	0
2010	11.344046	11.632661	2.54%	0
2009	10.551173	11.344046	7.51%	0
2008	10.990776	10.551173	-4.00%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	13.613995	16.002413	17.54%	0
2016	12.296820	13.613995	10.71%	0
2015	13.356403	12.296820	-7.93%	0
2014	12.170121	13.356403	9.75%	0
2013	9.185273	12.170121	32.50%	0
2012	8.206481	9.185273	11.93%	0
2011	8.158262	8.206481	0.59%	0
2010	7.326529	8.158262	11.35%	0
2009	6.359671	7.326529	15.20%	0
2008	9.966954	6.359671	-36.19%	0
1086

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	7.516123	9.620873	28.00%	0
2016	8.152663	7.516123	-7.81%	0
2015	8.294557	8.152663	-1.71%	0
2014	8.998459	8.294557	-7.82%	0
2013	7.535548	8.998459	19.41%	0
2012	6.375951	7.535548	18.19%	0
2011	7.430735	6.375951	-14.19%	0
2010	6.723416	7.430735	10.52%	0
2009	5.152522	6.723416	30.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	20.777295	22.640183	8.97%	0
2016	17.335474	20.777295	19.85%	0
2015	18.029226	17.335474	-3.85%	0
2014	15.874809	18.029226	13.57%	0
2013	12.506816	15.874809	26.93%	0
2012	11.021987	12.506816	13.47%	0
2011	11.377164	11.021987	-3.12%	0
2010	9.779712	11.377164	16.33%	0
2009	7.715056	9.779712	26.76%	0
2008	10.454598	7.715056	-26.20%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	26.958648	28.600712	6.09%	0
2016	22.936326	26.958648	17.54%	0
2015	24.462675	22.936326	-6.24%	0
2014	22.176308	24.462675	10.31%	0
2013	17.257666	22.176308	28.50%	0
2012	15.441405	17.257666	11.76%	0
2011	15.669471	15.441405	-1.46%	0
2010	14.161782	15.669471	10.65%	0
2009	12.111679	14.161782	16.93%	0
2008	16.956826	12.111679	-28.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
1087

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	25.089809	27.512821	9.66%	0
2016	20.455411	25.089809	22.66%	0
2015	21.469352	20.455411	-4.72%	0
2014	20.936322	21.469352	2.55%	0
2013	15.251958	20.936322	37.27%	0
2012	13.509263	15.251958	12.90%	0
2011	13.770387	13.509263	-1.90%	0
2010	11.218487	13.770387	22.75%	0
2009	9.198286	11.218487	21.96%	0
2008	13.649305	9.198286	-32.61%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	13.611573	16.139416	18.57%	0
2016	12.490203	13.611573	8.98%	0
2015	12.663701	12.490203	-1.37%	0
2014	11.445260	12.663701	10.65%	0
2013	8.886432	11.445260	28.79%	0
2012	7.871344	8.886432	12.90%	0
2011	7.919912	7.871344	-0.61%	0
2010	7.069643	7.919912	12.03%	0
2009	5.736519	7.069643	23.24%	0
2008	9.355820	5.736519	-38.69%	0
1088

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	9.838972	11.070485	12.52%	0
2016	9.137495	9.838972	7.68%	0
2015	9.676134	9.137495	-5.57%	0
2014	8.742974	9.676134	10.67%	0
2013	6.671245	8.742974	31.05%	0
2012	6.107799	6.671245	9.23%	0
2011	6.204950	6.107799	-1.57%	0
2010	5.539874	6.204950	12.01%	0
2009	4.245790	5.539874	30.48%	0
2008	6.637616	4.245790	-36.03%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	13.535353	16.814054	24.22%	0
2016	12.858027	13.535353	5.27%	0
2015	13.514594	12.858027	-4.86%	0
2014	12.816906	13.514594	5.44%	0
2013	10.849125	12.816906	18.14%	0
2012	10.071707	10.849125	7.72%	0
2011	9.470558	10.071707	6.35%	0
2010	8.418678	9.470558	12.49%	0
2009	7.041589	8.418678	19.56%	0
2008	10.246731	7.041589	-31.28%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	11.949995	14.982822	25.38%	0
2016	12.429022	11.949995	-3.85%	0
2015	13.097644	12.429022	-5.10%	0
2014	14.806715	13.097644	-11.54%	0
2013	12.340774	14.806715	19.98%	0
2012	11.229132	12.340774	9.90%	0
2011	14.120484	11.229132	-20.48%	0
2010	13.857477	14.120484	1.90%	0
2009	10.846122	13.857477	27.76%	0
2008	17.739720	10.846122	-38.86%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	15.717789	19.118324	21.63%	0
2016	13.762034	15.717789	14.21%	0
2015	14.436412	13.762034	-4.67%	0
2014	14.566829	14.436412	-0.90%	0
2013	10.052156	14.566829	44.91%	0
2012	8.547520	10.052156	17.60%	0
2011	10.170060	8.547520	-15.95%	0
2010	7.949073	10.170060	27.94%	0
2009	6.465365	7.949073	22.95%	0
2008	10.620845	6.465365	-39.13%	0
1089

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.094976	10.187334	0.91%	0
2016	9.498127	10.094976	6.28%	0
2015	9.834259	9.498127	-3.42%	0
2014*	10.000000	9.834259	-1.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.345193	15.574409	1.49%	0
2016	15.150145	15.345193	1.29%	0
2015	15.568570	15.150145	-2.69%	0
2014	15.376332	15.568570	1.25%	0
2013	15.601055	15.376332	-1.44%	0
2012	14.576702	15.601055	7.03%	0
2011	14.609778	14.576702	-0.23%	0
2010	13.802780	14.609778	5.85%	0
2009	11.748476	13.802780	17.49%	0
2008	12.990270	11.748476	-9.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	12.824570	14.136676	10.23%	0
2016	12.486768	12.824570	2.71%	0
2015	12.840453	12.486768	-2.75%	0
2014	12.614296	12.840453	1.79%	0
2013	11.403781	12.614296	10.62%	0
2012	10.467667	11.403781	8.94%	0
2011	10.760558	10.467667	-2.72%	0
2010	9.784398	10.760558	9.98%	0
2009	8.078837	9.784398	21.11%	0
2008	11.053884	8.078837	-26.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	12.792818	14.535975	13.63%	0
2016	12.365991	12.792818	3.45%	0
2015	12.723207	12.365991	-2.81%	0
2014	12.461521	12.723207	2.10%	0
2013	11.016704	12.461521	13.11%	0
2012	9.978119	11.016704	10.41%	0
2011	10.344533	9.978119	-3.54%	0
2010	9.259603	10.344533	11.72%	0
2009	7.371024	9.259603	25.62%	0
2008	11.229959	7.371024	-34.36%	0
1090

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	13.034035	15.362825	17.87%	0
2016	12.542662	13.034035	3.92%	0
2015	12.901051	12.542662	-2.78%	0
2014	12.611965	12.901051	2.29%	0
2013	10.641075	12.611965	18.52%	0
2012	9.446408	10.641075	12.65%	0
2011	9.951501	9.446408	-5.08%	0
2010	8.794175	9.951501	13.16%	0
2009	6.860521	8.794175	28.19%	0
2008	11.357798	6.860521	-39.60%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2017	18.114354	21.517891	18.79%	0
2016	17.206654	18.114354	5.28%	0
2015	17.540987	17.206654	-1.91%	0
2014	16.081245	17.540987	9.08%	0
2013	12.569936	16.081245	27.93%	0
2012	11.079466	12.569936	13.45%	0
2011	11.664789	11.079466	-5.02%	0
2010	10.210600	11.664789	14.24%	0
2009	7.715368	10.210600	32.34%	0
2008	13.783183	7.715368	-44.02%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	9.642756	9.146077	-5.15%	0
2016	7.403640	9.642756	30.24%	0
2015	9.577167	7.403640	-22.69%	0
2014	11.254788	9.577167	-14.91%	0
2013	9.293407	11.254788	21.11%	0
2012	9.096716	9.293407	2.16%	0
2011	9.836214	9.096716	-7.52%	0
2010	8.461974	9.836214	16.24%	0
2009	5.878131	8.461974	43.96%	0
2008	13.216821	5.878131	-55.53%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.287509	19.024770	10.05%	0
2016	15.029661	17.287509	15.02%	0
2015	16.063993	15.029661	-6.44%	0
2014	15.156875	16.063993	5.98%	0
2013	12.137395	15.156875	24.88%	0
2012	10.617933	12.137395	14.31%	0
2011	10.791401	10.617933	-1.61%	0
2010	9.611951	10.791401	12.27%	0
2009	7.577717	9.611951	26.84%	0
2008	13.558792	7.577717	-44.11%	0
1091

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2017	11.884317	15.582612	31.12%	0
2016	12.151951	11.884317	-2.20%	0
2015	11.809807	12.151951	2.90%	0
2014	10.799336	11.809807	9.36%	0
2013	8.034948	10.799336	34.40%	0
2012	6.895175	8.034948	16.53%	0
2011	6.917142	6.895175	-0.32%	0
2010	5.734280	6.917142	20.63%	0
2009	4.033962	5.734280	42.15%	0
2008	9.202676	4.033962	-56.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	10.173965	13.399782	31.71%	0
2016	10.354892	10.173965	-1.75%	0
2015	9.915636	10.354892	4.43%	0
2014	9.141849	9.915636	8.46%	0
2013	6.880373	9.141849	32.87%	0
2012	6.157863	6.880373	11.73%	0
2011	6.303294	6.157863	-2.31%	0
2010	5.208459	6.303294	21.02%	0
2009	4.166481	5.208459	25.01%	0
2008	8.095031	4.166481	-48.53%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.146165	13.731866	4.46%	0
2016	11.781971	13.146165	11.58%	0
2015	12.549260	11.781971	-6.11%	0
2014	12.727677	12.549260	-1.40%	0
2013	12.323452	12.727677	3.28%	0
2012	11.063160	12.323452	11.39%	0
2011	10.911920	11.063160	1.39%	0
2010	9.830427	10.911920	11.00%	0
2009	7.008949	9.830427	40.26%	0
2008	9.588277	7.008949	-26.90%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	12.399749	12.599813	1.61%	0
2016	12.148068	12.399749	2.07%	0
2015	12.541717	12.148068	-3.14%	0
2014	12.157166	12.541717	3.16%	0
2013	12.702546	12.157166	-4.29%	0
2012	12.312098	12.702546	3.17%	0
2011	11.771843	12.312098	4.59%	0
2010	11.206840	11.771843	5.04%	0
2009	9.931561	11.206840	12.84%	0
2008	10.533366	9.931561	-5.71%	0
1092

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	15.704962	18.493505	17.76%	0
2016	14.359018	15.704962	9.37%	0
2015	14.943838	14.359018	-3.91%	0
2014	14.425355	14.943838	3.59%	0
2013	10.868106	14.425355	32.73%	0
2012	9.709503	10.868106	11.93%	0
2011	11.147665	9.709503	-12.90%	0
2010	8.878831	11.147665	25.55%	0
2009	6.500549	8.878831	36.59%	0
2008	11.016678	6.500549	-40.99%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	8.765000	11.125105	26.93%	0
2016	9.469539	8.765000	-7.44%	0
2015	9.380013	9.469539	0.95%	0
2014	10.470130	9.380013	-10.41%	0
2013	8.232224	10.470130	27.18%	0
2012	7.001262	8.232224	17.58%	0
2011	8.670748	7.001262	-19.25%	0
2010	7.866268	8.670748	10.23%	0
2009	6.377731	7.866268	23.34%	0
2008	11.647449	6.377731	-45.24%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.121168	1.21%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	19.644855	22.846785	16.30%	0
2016	18.393451	19.644855	6.80%	0
2015	19.449639	18.393451	-5.43%	0
2014	18.687517	19.449639	4.08%	0
2013	14.685546	18.687517	27.25%	0
2012	11.845024	14.685546	23.98%	0
2011	13.320707	11.845024	-11.08%	0
2010	10.798270	13.320707	23.36%	0
2009	7.032864	10.798270	53.54%	0
2008	14.767405	7.032864	-52.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
1093

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	16.028081	17.302091	7.95%	0
2016	12.619749	16.028081	27.01%	0
2015	13.968651	12.619749	-9.66%	0
2014	14.238274	13.968651	-1.89%	0
2013	10.713332	14.238274	32.90%	0
2012	9.277123	10.713332	15.48%	0
2011	9.881255	9.277123	-6.11%	0
2010	7.899695	9.881255	25.08%	0
2009	6.270060	7.899695	25.99%	0
2008	9.596273	6.270060	-34.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.173614	16.180877	14.16%	0
2016	13.516246	14.173614	4.86%	0
2015	14.788806	13.516246	-8.60%	0
2014	17.012557	14.788806	-13.07%	0
2013	14.147058	17.012557	20.26%	0
2012	12.229014	14.147058	15.68%	0
2011	13.997798	12.229014	-12.64%	0
2010	13.203615	13.997798	6.01%	0
2009	9.855132	13.203615	33.98%	0
2008	16.904708	9.855132	-41.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.192914	9.327042	13.84%	0
2016	7.835874	8.192914	4.56%	0
2015	8.590525	7.835874	-8.78%	0
2014*	10.000000	8.590525	-14.09%	0
1094

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.298760	9.246261	-0.56%	0
2016	9.259542	9.298760	0.42%	0
2015	9.919161	9.259542	-6.65%	0
2014*	10.000000	9.919161	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2017	11.274131	12.654912	12.25%	0
2016	10.470064	11.274131	7.68%	0
2015	10.805027	10.470064	-3.10%	0
2014	10.548525	10.805027	2.43%	0
2013	9.065112	10.548525	16.36%	0
2012	7.972263	9.065112	13.71%	0
2011	9.706440	7.972263	-17.87%	0
2010	8.600619	9.706440	12.86%	0
2009	7.363780	8.600619	16.80%	0
2008	12.252223	7.363780	-39.90%	0
Guggenheim Variable Funds Trust - Series J (StylePlus - Mid Growth Series) - Q/NQ
2017	13.651770	16.603911	21.62%	0
2016	12.879208	13.651770	6.00%	0
2015	13.213202	12.879208	-2.53%	0
2014	11.981517	13.213202	10.28%	0
2013	9.410261	11.981517	27.32%	0
2012	8.331494	9.410261	12.95%	0
2011	8.926564	8.331494	-6.67%	0
2010	7.369106	8.926564	21.13%	0
2009	5.247328	7.369106	40.44%	0
2008	8.960541	5.247328	-41.44%	0
1095

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2017	13.771437	15.367996	11.59%	0
2016	13.068866	13.771437	5.38%	0
2015	13.382773	13.068866	-2.35%	0
2014	12.856166	13.382773	4.10%	0
2013	11.527099	12.856166	11.53%	0
2012	10.431266	11.527099	10.51%	0
2011	10.623215	10.431266	-1.81%	0
2010	9.849554	10.623215	7.85%	0
2009	8.037069	9.849554	22.55%	0
2008	11.317504	8.037069	-28.99%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2017	16.067730	17.991298	11.97%	0
2016	13.421405	16.067730	19.72%	0
2015	14.437194	13.421405	-7.04%	0
2014	13.753020	14.437194	4.97%	0
2013	10.583270	13.753020	29.95%	0
2012	9.393380	10.583270	12.67%	0
2011	10.066389	9.393380	-6.69%	0
2010	8.848785	10.066389	13.76%	0
2009	6.819837	8.848785	29.75%	0
2008	11.354706	6.819837	-39.94%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2017	16.679249	17.286076	3.64%	0
2016	14.548246	16.679249	14.65%	0
2015	15.527412	14.548246	-6.31%	0
2014	15.527089	15.527412	0.00%	0
2013	14.822739	15.527089	4.75%	0
2012	13.229055	14.822739	12.05%	0
2011	13.565481	13.229055	-2.48%	0
2010	12.046972	13.565481	12.60%	0
2009	7.148552	12.046972	68.52%	0
2008	10.465916	7.148552	-31.70%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2017	19.604016	19.832326	1.16%	0
2016	15.871938	19.604016	23.51%	0
2015	17.423815	15.871938	-8.91%	0
2014	18.111713	17.423815	-3.80%	0
2013	13.572450	18.111713	33.44%	0
2012	11.642817	13.572450	16.57%	0
2011	12.511275	11.642817	-6.94%	0
2010	10.522418	12.511275	18.90%	0
2009	6.917503	10.522418	52.11%	0
2008	11.547131	6.917503	-40.09%	0
1096

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2017	17.737415	19.676300	10.93%	0
2016	14.343909	17.737415	23.66%	0
2015	15.776058	14.343909	-9.08%	0
2014	16.026012	15.776058	-1.56%	0
2013	12.322122	16.026012	30.06%	0
2012	10.785866	12.322122	14.24%	0
2011	11.952057	10.785866	-9.76%	0
2010	10.400785	11.952057	14.91%	0
2009	7.407905	10.400785	40.40%	0
2008	10.616071	7.407905	-30.22%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2017	14.815441	17.688395	19.39%	0
2016	13.385405	14.815441	10.68%	0
2015	13.901580	13.385405	-3.71%	0
2014	13.097953	13.901580	6.14%	0
2013	9.499707	13.097953	37.88%	0
2012	8.730098	9.499707	8.82%	0
2011	9.127763	8.730098	-4.36%	0
2010	7.192118	9.127763	26.91%	0
2009	5.453417	7.192118	31.88%	0
2008	10.593470	5.453417	-48.52%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2017	13.834260	17.559795	26.93%	0
2016	13.043193	13.834260	6.06%	0
2015	12.674863	13.043193	2.91%	0
2014	11.275138	12.674863	12.41%	0
2013	9.010556	11.275138	25.13%	0
2012	8.343408	9.010556	8.00%	0
2011	8.938830	8.343408	-6.66%	0
2010	7.855375	8.938830	13.79%	0
2009	6.041823	7.855375	30.02%	0
2008	9.842572	6.041823	-38.62%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2017	14.169308	17.602834	24.23%	0
2016	14.202095	14.169308	-0.23%	0
2015	13.864644	14.202095	2.43%	0
2014	13.106701	13.864644	5.78%	0
2013	9.587541	13.106701	36.71%	0
2012*	10.000000	9.587541	-4.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.409275	19.095969	23.93%	0
2016	15.482928	15.409275	-0.48%	0
2015	15.152076	15.482928	2.18%	0
2014	14.359646	15.152076	5.52%	0
2013	10.529730	14.359646	36.37%	0
2012	9.519443	10.529730	10.61%	0
1097

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.895774	18.654702	10.41%	0
2016	15.706769	16.895774	7.57%	0
2015	17.087282	15.706769	-8.08%	0
2014	16.197007	17.087282	5.50%	0
2013	12.846202	16.197007	26.08%	0
2012	11.564226	12.846202	11.09%	0
2011	11.861569	11.564226	-2.51%	0
2010	11.098763	11.861569	6.87%	0
2009	8.868049	11.098763	25.15%	0
2008	13.013751	8.868049	-31.86%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2017	13.825107	14.975224	8.32%	0
2016	12.309513	13.825107	12.31%	0
2015	12.914950	12.309513	-4.69%	0
2014	12.142310	12.914950	6.36%	0
2013	9.943148	12.142310	22.12%	0
2012	9.054712	9.943148	9.81%	0
2011*	10.000000	9.054712	-9.45%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2017	11.324855	12.489918	10.29%	0
2016	11.376350	11.324855	-0.45%	0
2015	11.837353	11.376350	-3.89%	0
2014	10.586742	11.837353	11.81%	0
2013	10.565985	10.586742	0.20%	0
2012	8.454476	10.565985	24.98%	0
2011	9.269800	8.454476	-8.80%	0
2010	8.086185	9.269800	14.64%	0
2009	6.302371	8.086185	28.30%	0
2008	11.672575	6.302371	-46.01%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2017	17.151141	19.380307	13.00%	0
2016	19.856626	17.151141	-13.63%	0
2015	19.731302	19.856626	0.64%	0
2014	16.902192	19.731302	16.74%	0
2013	12.328263	16.902192	37.10%	0
2012	10.453838	12.328263	17.93%	0
2011	10.308677	10.453838	1.41%	0
2010	10.036238	10.308677	2.71%	0
2009	8.058166	10.036238	24.55%	0
2008	11.573011	8.058166	-30.37%	0
1098

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	18.144487	21.773097	20.00%	0
2016	18.683321	18.144487	-2.88%	0
2015	19.612283	18.683321	-4.74%	0
2014	20.038520	19.612283	-2.13%	0
2013	17.259895	20.038520	16.10%	0
2012	15.315465	17.259895	12.70%	0
2011	16.834383	15.315465	-9.02%	0
2010	15.290000	16.834383	10.10%	0
2009	11.589492	15.290000	31.93%	0
2008	19.928167	11.589492	-41.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.082510	15.588962	19.16%	0
2016	13.333889	13.082510	-1.89%	0
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	20.410545	23.550550	15.38%	0
2016	21.473269	20.410545	-4.95%	0
2015	24.017408	21.473269	-10.59%	0
2014	25.989217	24.017408	-7.59%	0
2013	21.290841	25.989217	22.07%	0
2012	18.314691	21.290841	16.25%	0
2011	20.231768	18.314691	-9.48%	0
2010	19.083914	20.231768	6.01%	0
2009	15.644544	19.083914	21.98%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	22.301226	23.209424	4.07%	0
2016	19.674883	22.301226	13.35%	0
2015	21.572395	19.674883	-8.80%	0
2014	21.700825	21.572395	-0.59%	0
2013	20.131981	21.700825	7.79%	0
2012	17.395939	20.131981	15.73%	0
1099

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	20.404198	25.259797	23.80%	0
2016	19.709875	20.404198	3.52%	0
2015	21.444529	19.709875	-8.09%	0
2014	20.379382	21.444529	5.23%	0
2013	16.077648	20.379382	26.76%	0
2012	14.514249	16.077648	10.77%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	13.687753	17.359037	26.82%	0
2016	13.763230	13.687753	-0.55%	0
2015	12.604253	13.763230	9.20%	0
2014	11.912117	12.604253	5.81%	0
2013	9.329604	11.912117	27.68%	0
2012	7.722029	9.329604	20.82%	0
2011	8.506060	7.722029	-9.22%	0
2010	8.188967	8.506060	3.87%	0
2009	5.749099	8.188967	42.44%	0
2008	10.583327	5.749099	-45.68%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	7.248556	10.247757	41.38%	0
2016	6.526085	7.248556	11.07%	0
2015	6.393000	6.526085	2.08%	0
2014	5.993317	6.393000	6.67%	0
2013	4.537779	5.993317	32.08%	0
2012	3.904349	4.537779	16.22%	0
2011	4.381577	3.904349	-10.89%	0
2010	3.610620	4.381577	21.35%	0
2009	2.359059	3.610620	53.05%	0
2008	4.316508	2.359059	-45.35%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	8.554096	10.915945	27.61%	0
2016	9.398827	8.554096	-8.99%	0
2015	10.565275	9.398827	-11.04%	0
2014	12.321937	10.565275	-14.26%	0
2013	11.052812	12.321937	11.48%	0
2012	10.011536	11.052812	10.40%	0
2011	15.167834	10.011536	-33.99%	0
2010	12.436899	15.167834	21.96%	0
2009	7.119566	12.436899	74.69%	0
2008	15.279037	7.119566	-53.40%	0
1100

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	23.959838	26.592045	10.99%	0
2016	21.413116	23.959838	11.89%	0
2015	22.549749	21.413116	-5.04%	0
2014	20.082170	22.549749	12.29%	0
2013	15.560151	20.082170	29.06%	0
2012	13.251572	15.560151	17.42%	0
2011	13.296372	13.251572	-0.34%	0
2010	11.040521	13.296372	20.43%	0
2009	8.932958	11.040521	23.59%	0
2008	13.710842	8.932958	-34.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.618564	10.747821	24.71%	0
2016	7.314386	8.618564	17.83%	0
2015	9.379441	7.314386	-22.02%	0
2014*	10.000000	9.379441	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.165756	22.388705	23.25%	0
2016	17.114822	18.165756	6.14%	0
2015	17.929467	17.114822	-4.54%	0
2014	19.869038	17.929467	-9.76%	0
2013	14.422815	19.869038	37.76%	0
2012	12.230070	14.422815	17.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	20.538866	23.513368	14.48%	0
2016	18.504102	20.538866	11.00%	0
2015	19.147703	18.504102	-3.36%	0
2014	17.811392	19.147703	7.50%	0
2013	13.465340	17.811392	32.28%	0
2012	11.912330	13.465340	13.04%	0
2011	12.268118	11.912330	-2.90%	0
2010	11.307707	12.268118	8.49%	0
2009	9.466378	11.307707	19.45%	0
2008	14.428999	9.466378	-34.39%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
1101

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	11.749540	12.178105	3.65%	0
2016	11.350182	11.749540	3.52%	0
2015	11.711520	11.350182	-3.09%	0
2014	11.131258	11.711520	5.21%	0
2013	11.447131	11.131258	-2.76%	0
2012	10.723030	11.447131	6.75%	0
2011	10.403996	10.723030	3.07%	0
2010	9.954045	10.403996	4.52%	0
2009	9.306396	9.954045	6.96%	0
2008	10.624382	9.306396	-12.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	25.882851	27.702389	7.03%	0
2016	23.998082	25.882851	7.85%	0
2015	24.878481	23.998082	-3.54%	0
2014	24.778002	24.878481	0.41%	0
2013	27.836121	24.778002	-10.99%	0
2012	24.191675	27.836121	15.06%	0
2011	23.168209	24.191675	4.42%	0
2010	21.640928	23.168209	7.06%	0
2009	17.037292	21.640928	27.02%	0
2008	20.541838	17.037292	-17.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	13.511067	15.304358	13.27%	0
2016	13.117896	13.511067	3.00%	0
2015	14.366216	13.117896	-8.69%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
1102

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	23.401006	24.809923	6.02%	0
2016	19.916371	23.401006	17.50%	0
2015	21.328569	19.916371	-6.62%	0
2014	19.328545	21.328569	10.35%	0
2013	15.021895	19.328545	28.67%	0
2012	13.430751	15.021895	11.85%	0
2011	13.678929	13.430751	-1.81%	0
2010	12.358293	13.678929	10.69%	0
2009*	10.000000	12.358293	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.893499	15.694762	12.96%	0
2016	13.065573	13.893499	6.34%	0
2015	13.263205	13.065573	-1.49%	0
2014	12.950052	13.263205	2.42%	0
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
1103

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.169468	15.664982	18.95%	0
2016	12.151930	13.169468	8.37%	0
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	12.169264	14.008550	15.11%	0
2016	10.581342	12.169264	15.01%	0
2015	11.576352	10.581342	-8.60%	0
2014	10.870470	11.576352	6.49%	0
2013	8.215359	10.870470	32.32%	0
2012	7.109425	8.215359	15.56%	0
2011	7.461125	7.109425	-4.71%	0
2010	6.606380	7.461125	12.94%	0
2009	5.268259	6.606380	25.40%	0
2008	8.571634	5.268259	-38.54%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.013035	11.569163	15.54%	0
2016*	10.000000	10.013035	0.13%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	17.845973	18.586362	4.15%	0
2016	16.024395	17.845973	11.37%	0
2015	16.866703	16.024395	-4.99%	0
2014	16.860328	16.866703	0.04%	0
2013	16.142136	16.860328	4.45%	0
2012	14.445691	16.142136	11.74%	0
2011	14.263086	14.445691	1.28%	0
2010	12.921435	14.263086	10.38%	0
2009	9.072465	12.921435	42.42%	0
2008	12.915490	9.072465	-29.76%	0
1104

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	13.161573	16.031497	21.81%	0
2016	11.875797	13.161573	10.83%	0
2015	12.306960	11.875797	-3.50%	0
2014	11.835021	12.306960	3.99%	0
2013	8.435587	11.835021	40.30%	0
2012	7.395062	8.435587	14.07%	0
2011	8.577036	7.395062	-13.78%	0
2010	7.605323	8.577036	12.78%	0
2009	5.096951	7.605323	49.21%	0
2008*	10.000000	5.096951	-49.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.925558	13.297834	21.71%	0
2016*	10.000000	10.925558	9.26%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	14.730914	17.046805	15.72%	0
2016	13.713170	14.730914	7.42%	0
2015	14.103272	13.713170	-2.77%	0
2014	13.071520	14.103272	7.89%	0
2013	9.656239	13.071520	35.37%	0
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
2009	6.076675	7.797087	28.31%	0
2008*	10.000000	6.076675	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
1105

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.920076	13.253357	11.19%	0
2016	11.447166	11.920076	4.13%	0
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
1106

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.546192	12.377643	7.20%	0
2016	11.165663	11.546192	3.41%	0
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.565148	11.778665	1.85%	0
2016	11.253178	11.565148	2.77%	0
2015	11.619507	11.253178	-3.15%	0
2014	11.338156	11.619507	2.48%	0
2013	11.849451	11.338156	-4.31%	0
2012	11.273640	11.849451	5.11%	0
2011	10.841014	11.273640	3.99%	0
2010	10.380729	10.841014	4.43%	0
2009	9.782101	10.380729	6.12%	0
2008*	10.000000	9.782101	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.892204	11.376584	15.01%	0
2016	9.103301	9.892204	8.67%	0
2015*	10.000000	9.103301	-8.97%	0
1107

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.868894	10.959546	11.05%	0
2016	9.300478	9.868894	6.11%	0
2015*	10.000000	9.300478	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	15.485366	21.377422	38.05%	0
2016	14.735980	15.485366	5.09%	0
2015	17.982924	14.735980	-18.06%	0
2014	19.509016	17.982924	-7.82%	0
2013	19.851034	19.509016	-1.72%	0
2012	17.361485	19.851034	14.34%	0
2011	22.926980	17.361485	-24.27%	0
2010	20.229830	22.926980	13.33%	0
2009	12.698079	20.229830	59.31%	0
2008	30.821025	12.698079	-58.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.761551	13.705137	-0.41%	0
2016	14.002364	13.761551	-1.72%	0
2015	14.369696	14.002364	-2.56%	0
2014	14.086944	14.369696	2.01%	0
2013	15.051191	14.086944	-6.41%	0
2012	14.972476	15.051191	0.53%	0
2011	14.309264	14.972476	4.63%	0
2010	13.999188	14.309264	2.21%	0
2009	13.975031	13.999188	0.17%	0
2008	13.299290	13.975031	5.08%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.495391	8.322747	-2.03%	0
2016	8.707497	8.495391	-2.44%	0
2015	8.926185	8.707497	-2.45%	0
2014	9.150366	8.926185	-2.45%	0
2013	9.380177	9.150366	-2.45%	0
2012	9.616413	9.380177	-2.46%	0
2011	9.857256	9.616413	-2.44%	0
2010	10.104810	9.857256	-2.45%	0
2009	10.354247	10.104810	-2.41%	0
2008	10.400700	10.354247	-0.45%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	10.826207	13.461390	24.34%	0
2016	11.001759	10.826207	-1.60%	0
2015	11.633803	11.001759	-5.43%	0
2014	11.979756	11.633803	-2.89%	0
2013	10.421995	11.979756	14.95%	0
2012	9.241835	10.421995	12.77%	0
2011	10.498791	9.241835	-11.97%	0
2010	9.499625	10.498791	10.52%	0
2009	7.506972	9.499625	26.54%	0
2008	14.266675	7.506972	-47.38%	0
1108

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.164426	19.831243	15.54%	0
2016	16.072548	17.164426	6.79%	0
2015	16.642362	16.072548	-3.42%	0
2014	16.250219	16.642362	2.41%	0
2013	13.091149	16.250219	24.13%	0
2012	11.579204	13.091149	13.06%	0
2011	12.355209	11.579204	-6.28%	0
2010	11.048922	12.355209	11.82%	0
2009	8.904038	11.048922	24.09%	0
2008	14.453152	8.904038	-38.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.682845	15.918548	8.42%	0
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
1109

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.119765	12.495562	3.10%	0
2016	11.915265	12.119765	1.72%	0
2015	12.182282	11.915265	-2.19%	0
2014	12.020601	12.182282	1.35%	0
2013	11.754555	12.020601	2.26%	0
2012	11.457510	11.754555	2.59%	0
2011	11.410138	11.457510	0.42%	0
2010	11.045752	11.410138	3.30%	0
2009	10.380144	11.045752	6.41%	0
2008	11.322842	10.380144	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.147837	16.688128	10.17%	0
2016	14.492032	15.147837	4.53%	0
2015	14.905915	14.492032	-2.78%	0
2014	14.527591	14.905915	2.60%	0
2013	12.769172	14.527591	13.77%	0
2012	11.813368	12.769172	8.09%	0
2011	12.114319	11.813368	-2.48%	0
2010	11.196449	12.114319	8.20%	0
2009	9.634100	11.196449	16.22%	0
2008	12.859073	9.634100	-25.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.441993	18.715716	13.83%	0
2016	15.536059	16.441993	5.83%	0
2015	16.043378	15.536059	-3.16%	0
2014	15.669583	16.043378	2.39%	0
2013	13.125755	15.669583	19.38%	0
2012	11.828529	13.125755	10.97%	0
2011	12.388469	11.828529	-4.52%	0
2010	11.254910	12.388469	10.07%	0
2009	9.275143	11.254910	21.34%	0
2008	13.858927	9.275143	-33.07%	0
1110

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.856244	14.762896	6.54%	0
2016	13.436951	13.856244	3.12%	0
2015	13.778650	13.436951	-2.48%	0
2014	13.485565	13.778650	2.17%	0
2013	12.511167	13.485565	7.79%	0
2012	11.871669	12.511167	5.39%	0
2011	11.923220	11.871669	-0.43%	0
2010	11.263309	11.923220	5.86%	0
2009	10.078588	11.263309	11.75%	0
2008	12.161429	10.078588	-17.13%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.084171	27.429374	24.20%	0
2016	21.843792	22.084171	1.10%	0
2015	21.307226	21.843792	2.52%	0
2014	20.075735	21.307226	6.13%	0
2013	15.054271	20.075735	33.36%	0
2012	13.003427	15.054271	15.77%	0
2011	13.633880	13.003427	-4.62%	0
2010	12.845678	13.633880	6.14%	0
2009*	10.000000	12.845678	28.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.474819	31.033126	12.95%	0
2016	23.412505	27.474819	17.35%	0
2015	24.624608	23.412505	-4.92%	0
2014	23.069828	24.624608	6.74%	0
2013	17.774707	23.069828	29.79%	0
2012	15.511754	17.774707	14.59%	0
2011	16.315719	15.511754	-4.93%	0
2010	13.252643	16.315719	23.11%	0
2009	9.934139	13.252643	33.41%	0
2008	16.028857	9.934139	-38.02%	0
1111

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.257640	15.827290	3.73%	0
2016	14.395027	15.257640	5.99%	0
2015	15.195817	14.395027	-5.27%	0
2014	14.995102	15.195817	1.34%	0
2013	15.546550	14.995102	-3.55%	0
2012	14.198623	15.546550	9.49%	0
2011	13.789262	14.198623	2.97%	0
2010	12.782160	13.789262	7.88%	0
2009	10.534677	12.782160	21.33%	0
2008	13.057071	10.534677	-19.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	15.761587	19.339701	22.70%	0
2016	16.506614	15.761587	-4.51%	0
2015	17.004839	16.506614	-2.93%	0
2014	17.609533	17.004839	-3.43%	0
2013	14.874127	17.609533	18.39%	0
2012	13.154619	14.874127	13.07%	0
2011	14.870746	13.154619	-11.54%	0
2010	13.355746	14.870746	11.34%	0
2009*	10.000000	13.355746	33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.507665	10.202637	19.92%	0
2016	8.287691	8.507665	2.65%	0
2015	8.954340	8.287691	-7.44%	0
2014*	10.000000	8.954340	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	13.674145	17.369562	27.02%	0
2016	13.716248	13.674145	-0.31%	0
2015	13.593873	13.716248	0.90%	0
2014	12.618439	13.593873	7.73%	0
2013	9.600033	12.618439	31.44%	0
2012	8.458331	9.600033	13.50%	0
2011	8.929836	8.458331	-5.28%	0
2010	7.924760	8.929836	12.68%	0
2009	6.259781	7.924760	26.60%	0
2008*	10.000000	6.259781	-37.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	16.677885	18.635861	11.74%	0
2016	14.693197	16.677885	13.51%	0
2015	15.552383	14.693197	-5.52%	0
2014	14.425678	15.552383	7.81%	0
2013	10.918415	14.425678	32.12%	0
2012	9.501102	10.918415	14.92%	0
2011	10.342278	9.501102	-8.13%	0
2010*	10.000000	10.342278	3.42%	0
1112

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.549599	15.117070	11.57%	0
2016	11.968511	13.549599	13.21%	0
2015	12.705809	11.968511	-5.80%	0
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	13.803338	17.201460	24.62%	0
2016	13.289799	13.803338	3.86%	0
2015	13.648898	13.289799	-2.63%	0
2014	13.449082	13.648898	1.49%	0
2013	9.922370	13.449082	35.54%	0
2012	8.852748	9.922370	12.08%	0
2011	9.475430	8.852748	-6.57%	0
2010	7.659081	9.475430	23.71%	0
2009	6.176305	7.659081	24.01%	0
2008*	10.000000	6.176305	-38.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	8.996032	10.963848	21.87%	0
2016	8.514245	8.996032	5.66%	0
2015	8.662620	8.514245	-1.71%	0
2014	8.637360	8.662620	0.29%	0
2013	6.136322	8.637360	40.76%	0
2012	5.545591	6.136322	10.65%	0
2011	5.721695	5.545591	-3.08%	0
2010	4.675441	5.721695	22.38%	0
2009	3.760268	4.675441	24.34%	0
2008	7.194734	3.760268	-47.74%	0
1113

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	31.450055	33.462517	6.40%	0
2016	25.599017	31.450055	22.86%	0
2015	27.923821	25.599017	-8.33%	0
2014	26.746932	27.923821	4.40%	0
2013	19.528543	26.746932	36.96%	0
2012	16.621691	19.528543	17.49%	0
2011	17.948479	16.621691	-7.39%	0
2010	14.532485	17.948479	23.51%	0
2009	11.803284	14.532485	23.12%	0
2008	17.834570	11.803284	-33.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	21.883758	24.228664	10.72%	0
2016	18.262063	21.883758	19.83%	0
2015	19.032012	18.262063	-4.05%	0
2014	19.352325	19.032012	-1.66%	0
2013	14.078791	19.352325	37.46%	0
2012	12.495995	14.078791	12.67%	0
2011	13.563245	12.495995	-7.87%	0
2010	11.094460	13.563245	22.25%	0
2009	8.443163	11.094460	31.40%	0
2008	14.003492	8.443163	-39.71%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.157694	16.646605	17.58%	0
2016	13.028403	14.157694	8.67%	0
2015	13.231864	13.028403	-1.54%	0
2014	12.094908	13.231864	9.40%	0
2013	9.457169	12.094908	27.89%	0
2012	8.488621	9.457169	11.41%	0
2011	8.655607	8.488621	-1.93%	0
2010	7.820939	8.655607	10.67%	0
2009	6.358123	7.820939	23.01%	0
2008	11.152741	6.358123	-42.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	12.906867	13.409693	3.90%	0
2016	12.324318	12.906867	4.73%	0
2015	13.349053	12.324318	-7.68%	0
2014	10.617270	13.349053	25.73%	0
2013	10.562302	10.617270	0.52%	0
2012	9.351803	10.562302	12.94%	0
2011	9.000993	9.351803	3.90%	0
2010	7.087562	9.000993	27.00%	0
2009	5.553369	7.087562	27.63%	0
2008*	10.000000	5.553369	-44.47%	0
1114

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.701820	16.204277	18.26%	0
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.717258	11.808465	21.52%	0
2016	9.562665	9.717258	1.62%	0
2015*	10.000000	9.562665	-4.37%	0
1115

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.934767	8.794132	-1.57%	0
2016	9.048229	8.934767	-1.25%	0
2015	9.258470	9.048229	-2.27%	0
2014	9.433458	9.258470	-1.85%	0
2013	9.611113	9.433458	-1.85%	0
2012	9.419346	9.611113	2.04%	0
2011	9.627466	9.419346	-2.16%	0
2010	9.373832	9.627466	2.71%	0
2009	8.479179	9.373832	10.55%	0
2008	10.040516	8.479179	-15.55%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	18.992667	21.943536	15.54%	0
2016	17.720700	18.992667	7.18%	0
2015	18.250383	17.720700	-2.90%	0
2014	16.949086	18.250383	7.68%	0
2013	12.626517	16.949086	34.23%	0
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	0
2010	10.293172	12.336150	19.85%	0
2009	8.028606	10.293172	28.21%	0
2008	13.591660	8.028606	-40.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2017	11.154642	13.802327	23.74%	0
2016	11.691513	11.154642	-4.59%	0
2015	11.575001	11.691513	1.01%	0
2014	10.281435	11.575001	12.58%	0
2013	8.123613	10.281435	26.56%	0
2012	7.297730	8.123613	11.32%	0
2011	7.567593	7.297730	-3.57%	0
2010	7.089869	7.567593	6.74%	0
2009	5.029045	7.089869	40.98%	0
2008	9.463222	5.029045	-46.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	7.463857	9.378076	25.65%	0
2016	7.476278	7.463857	-0.17%	0
2015	7.189128	7.476278	3.99%	0
2014	6.966740	7.189128	3.19%	0
2013	5.251790	6.966740	32.65%	0
2012	4.623550	5.251790	13.59%	0
2011	4.688056	4.623550	-1.38%	0
2010	3.770180	4.688056	24.35%	0
2009	2.914514	3.770180	29.36%	0
2008	5.866403	2.914514	-50.32%	0
1116

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	15.480929	20.640479	33.33%	0
2016	15.855695	15.480929	-2.36%	0
2015	15.637212	15.855695	1.40%	0
2014	15.670760	15.637212	-0.21%	0
2013	12.618411	15.670760	24.19%	0
2012	10.667549	12.618411	18.29%	0
2011	11.923560	10.667549	-10.53%	0
2010	10.540032	11.923560	13.13%	0
2009	7.730286	10.540032	36.35%	0
2008	13.249689	7.730286	-41.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.814274	10.175061	3.68%	0
2016	9.443150	9.814274	3.93%	0
2015	9.904227	9.443150	-4.66%	0
2014	9.872744	9.904227	0.32%	0
2013	10.134124	9.872744	-2.58%	0
2012*	10.000000	10.134124	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	13.958770	15.920566	14.05%	0
2016	12.819102	13.958770	8.89%	0
2015	12.717778	12.819102	0.80%	0
2014	11.776663	12.717778	7.99%	0
2013	9.161366	11.776663	28.55%	0
2012	8.036132	9.161366	14.00%	0
2011	8.238737	8.036132	-2.46%	0
2010	7.273820	8.238737	13.27%	0
2009	5.812440	7.273820	25.14%	0
2008	9.684298	5.812440	-39.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	16.299725	18.152652	11.37%	0
2016	14.152819	16.299725	15.17%	0
2015	15.417877	14.152819	-8.21%	0
2014	14.120070	15.417877	9.19%	0
2013	10.264365	14.120070	37.56%	0
2012	8.918536	10.264365	15.09%	0
2011	9.348933	8.918536	-4.60%	0
2010	7.765822	9.348933	20.39%	0
2009	5.802609	7.765822	33.83%	0
2008	9.568337	5.802609	-39.36%	0
1117

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.124692	10.843333	7.10%	0
2016	9.167019	10.124692	10.45%	0
2015	9.624908	9.167019	-4.76%	0
2014*	10.000000	9.624908	-3.75%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.471356	10.343422	-1.22%	0
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2017	12.022315	12.158061	1.13%	0
2016	11.715741	12.022315	2.62%	0
2015	12.343844	11.715741	-5.09%	0
2014	12.274424	12.343844	0.57%	0
2013	13.860251	12.274424	-11.44%	0
2012	13.065465	13.860251	6.08%	0
2011	11.993246	13.065465	8.94%	0
2010	11.372018	11.993246	5.46%	0
2009	9.850424	11.372018	15.45%	0
2008	10.860731	9.850424	-9.30%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
1118

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2017	13.522886	13.841732	2.36%	0
2016	13.499030	13.522886	0.18%	0
2015	13.778053	13.499030	-2.03%	0
2014	13.545570	13.778053	1.72%	0
2013	14.162737	13.545570	-4.36%	0
2012	13.247594	14.162737	6.91%	0
2011	13.106924	13.247594	1.07%	0
2010	12.427794	13.106924	5.46%	0
2009	11.172586	12.427794	11.23%	0
2008	10.933958	11.172586	2.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.083472	10.310955	2.26%	0
2016	10.075704	10.083472	0.08%	0
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.758157	12.050256	23.49%	0
2016*	10.000000	9.758157	-2.42%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2017	11.949467	12.261944	2.61%	0
2016	10.231776	11.949467	16.79%	0
2015	11.981557	10.231776	-14.60%	0
2014	12.738389	11.981557	-5.94%	0
2013	10.793105	12.738389	18.02%	0
2012	10.282834	10.793105	4.96%	0
2011	11.991893	10.282834	-14.25%	0
2010	9.458791	11.991893	26.78%	0
2009	6.135222	9.458791	54.17%	0
2008	11.087141	6.135222	-44.66%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.861024	32.118709	24.20%	0
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
1119

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	15.612354	23.004558	47.35%	0
2016	15.986947	15.612354	-2.34%	0
2015	19.055043	15.986947	-16.10%	0
2014	19.615166	19.055043	-2.86%	0
2013	17.950095	19.615166	9.28%	0
2012	14.176170	17.950095	26.62%	0
2011	19.568491	14.176170	-27.56%	0
2010	15.814620	19.568491	23.74%	0
2009	7.604581	15.814620	107.96%	0
2008	22.136051	7.604581	-65.65%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	25.216224	24.182464	-4.10%	0
2016	17.985952	25.216224	40.20%	0
2015	27.705214	17.985952	-35.08%	0
2014	35.109255	27.705214	-21.09%	0
2013	32.561104	35.109255	7.83%	0
2012	32.287747	32.561104	0.85%	0
2011	39.614587	32.287747	-18.50%	0
2010	31.422110	39.614587	26.07%	0
2009	20.447190	31.422110	53.67%	0
2008	38.908979	20.447190	-47.45%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	14.554650	17.955774	23.37%	0
2016	14.359787	14.554650	1.36%	0
2015	15.193608	14.359787	-5.49%	0
2014	14.133626	15.193608	7.50%	0
2013	10.818019	14.133626	30.65%	0
2012	9.537688	10.818019	13.42%	0
2011	10.493186	9.537688	-9.11%	0
2010	9.574619	10.493186	9.59%	0
2009	7.724694	9.574619	23.95%	0
2008	12.745370	7.724694	-39.39%	0
1120

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.968077	26.973336	22.78%	0
2016	20.899259	21.968077	5.11%	0
2015	22.060168	20.899259	-5.26%	0
2014	23.047148	22.060168	-4.28%	0
2013	15.726154	23.047148	46.55%	0
2012	14.945721	15.726154	5.22%	0
2011	16.058572	14.945721	-6.93%	0
2010	12.985047	16.058572	23.67%	0
2009*	10.000000	12.985047	29.85%	0
1121

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.100846	11.092859	9.82%	0
2016	10.172632	10.100846	-0.71%	0
2015	10.730540	10.172632	-5.20%	0
2014	10.720822	10.730540	0.09%	0
2013	9.971679	10.720822	7.51%	0
2012*	10.000000	9.971679	-0.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	15.217098	16.496230	8.41%	0
2016	12.693863	15.217098	19.88%	0
2015	14.014011	12.693863	-9.42%	0
2014	13.392307	14.014011	4.64%	0
2013	10.130169	13.392307	32.20%	0
2012	8.903366	10.130169	13.78%	0
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
2009	6.088154	8.342093	37.02%	0
2008*	10.000000	6.088154	-39.12%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.296840	9.258525	-0.41%	0
2016	9.271348	9.296840	0.27%	0
2015	9.897004	9.271348	-6.32%	0
2014	9.974870	9.897004	-0.78%	0
2013	11.347411	9.974870	-12.10%	0
2012	11.002568	11.347411	3.13%	0
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
2009	9.589461	10.151533	5.86%	0
2008	10.144993	9.589461	-5.48%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
1122

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2017	12.256295	15.448106	26.04%	0
2016	13.501375	12.256295	-9.22%	0
2015	13.950923	13.501375	-3.22%	0
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
2009	9.510528	12.219277	28.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	17.612030	18.896958	7.30%	0
2016	14.923281	17.612030	18.02%	0
2015	15.762945	14.923281	-5.33%	0
2014	14.096024	15.762945	11.83%	0
2013	11.278730	14.096024	24.98%	0
2012	10.095287	11.278730	11.72%	0
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
2009	7.402311	9.239008	24.81%	0
2008	10.187745	7.402311	-27.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.693093	11.965927	11.90%	0
2016	9.591242	10.693093	11.49%	0
2015*	10.000000	9.591242	-4.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.464565	13.615067	9.23%	0
2016	12.500068	12.464565	-0.28%	0
2015	13.145838	12.500068	-4.91%	0
2014	13.427075	13.145838	-2.09%	0
2013	12.217829	13.427075	9.90%	0
2012	11.568469	12.217829	5.61%	0
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
2009*	10.000000	11.854695	18.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.812309	10.092964	2.86%	0
2016	9.054080	9.812309	8.37%	0
2015*	10.000000	9.054080	-9.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.467116	9.385746	-0.86%	0
2016	9.618827	9.467116	-1.58%	0
2015*	10.000000	9.618827	-3.81%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.024817	0.25%	0
1123

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	13.788553	14.802927	7.36%	0
2016	10.949916	13.788553	25.92%	0
2015	12.188018	10.949916	-10.16%	0
2014	12.014293	12.188018	1.45%	0
2013*	10.000000	12.014293	20.14%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.080208	12.244777	10.51%	0
2016	10.012409	11.080208	10.66%	0
2015	10.693305	10.012409	-6.37%	0
2014*	10.000000	10.693305	6.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
2008	13.978590	9.274958	-33.65%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
1124

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2017	9.537108	11.774345	23.46%	0
2016	10.073915	9.537108	-5.33%	0
2015	10.781726	10.073915	-6.56%	0
2014	12.379112	10.781726	-12.90%	0
2013	10.478476	12.379112	18.14%	0
2012	9.683854	10.478476	8.21%	0
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
2008	16.277090	9.798488	-39.80%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2017	12.986926	15.554554	19.77%	0
2016	11.548000	12.986926	12.46%	0
2015	12.303115	11.548000	-6.14%	0
2014	12.608210	12.303115	-2.42%	0
2013	8.836259	12.608210	42.69%	0
2012	7.631241	8.836259	15.79%	0
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
2009	6.046806	7.320091	21.06%	0
2008	10.088893	6.046806	-40.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.686056	9.624787	-0.63%	0
2016	9.255307	9.686056	4.65%	0
2015	9.732495	9.255307	-4.90%	0
2014*	10.000000	9.732495	-2.68%	0
1125

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2017	10.870804	11.799338	8.54%	0
2016	10.749303	10.870804	1.13%	0
2015	11.226441	10.749303	-4.25%	0
2014	11.200953	11.226441	0.23%	0
2013	10.284153	11.200953	8.91%	0
2012	9.587717	10.284153	7.26%	0
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0
2009	7.751430	9.243563	19.25%	0
2008	10.771790	7.751430	-28.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2017	10.843741	12.132485	11.88%	0
2016	10.645170	10.843741	1.87%	0
2015	11.123773	10.645170	-4.30%	0
2014	11.065146	11.123773	0.53%	0
2013	9.934949	11.065146	11.38%	0
2012	9.139199	9.934949	8.71%	0
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
2009	7.072224	8.747658	23.69%	0
2008	10.943356	7.072224	-35.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2017	11.048139	12.822563	16.06%	0
2016	10.797197	11.048139	2.32%	0
2015	11.279201	10.797197	-4.27%	0
2014	11.198684	11.279201	0.72%	0
2013	9.596121	11.198684	16.70%	0
2012	8.652100	9.596121	10.91%	0
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
2009	6.582360	8.307881	26.21%	0
2008	11.067934	6.582360	-40.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.249217	11.432387	11.54%	0
2016*	10.000000	10.249217	2.49%	0
1126

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	8.172403	7.632594	-6.61%	0
2016	6.372487	8.172403	28.25%	0
2015	8.372317	6.372487	-23.89%	0
2014	9.992812	8.372317	-16.22%	0
2013	8.380167	9.992812	19.24%	0
2012	8.331250	8.380167	0.59%	0
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0
2009	5.639509	7.993586	41.74%	0
2008	12.879167	5.639509	-56.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.061423	12.391009	12.02%	0
2016*	10.000000	11.061423	10.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
1127

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2017	10.053461	10.059032	0.06%	0
2016	10.002788	10.053461	0.51%	0
2015	10.488224	10.002788	-4.63%	0
2014	10.325394	10.488224	1.58%	0
2013	10.957123	10.325394	-5.77%	0
2012	10.786598	10.957123	1.58%	0
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
2009	9.114528	10.126836	11.11%	0
2008	9.817803	9.114528	-7.16%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	13.311975	15.435423	15.95%	0
2016	12.360656	13.311975	7.70%	0
2015	13.065058	12.360656	-5.39%	0
2014	12.808768	13.065058	2.00%	0
2013	9.800746	12.808768	30.69%	0
2012	8.892990	9.800746	10.21%	0
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
2009	6.236923	8.387825	34.49%	0
2008	10.735406	6.236923	-41.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.017745	0.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
2008	13.428496	6.296453	-53.11%	0
1128

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.343697	11.126603	7.57%	0
2016	9.513843	10.343697	8.72%	0
2015	10.561458	9.513843	-9.92%	0
2014	10.691354	10.561458	-1.21%	0
2013	8.993066	10.691354	18.88%	0
2012	8.118901	8.993066	10.77%	0
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
2009	6.479270	8.106091	25.11%	0
2008*	10.000000	6.479270	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.856701	12.491501	5.35%	0
2016	10.824776	11.856701	9.53%	0
2015	12.125482	10.824776	-10.73%	0
2014	12.067161	12.125482	0.48%	0
2013	11.026101	12.067161	9.44%	0
2012	10.191179	11.026101	8.19%	0
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
2009	7.351441	9.574728	30.24%	0
2008	10.881072	7.351441	-32.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	13.585578	14.440606	6.29%	0
2016	10.863117	13.585578	25.06%	0
2015	12.212135	10.863117	-11.05%	0
2014	12.642361	12.212135	-3.40%	0
2013	9.660971	12.642361	30.86%	0
2012	8.496772	9.660971	13.70%	0
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
2009	6.015726	7.462622	24.05%	0
2008	9.351208	6.015726	-35.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	7.994957	10.783951	34.88%	0
2016	7.086580	7.994957	12.82%	0
2015	9.177499	7.086580	-22.78%	0
2014*	10.000000	9.177499	-8.23%	0
1129

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	10.286784	11.563606	12.41%	0
2016	9.962458	10.286784	3.26%	0
2015	11.070825	9.962458	-10.01%	0
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
2009	8.096379	10.680524	31.92%	0
2008	14.105288	8.096379	-42.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	7.860820	8.811825	12.10%	0
2016	7.635347	7.860820	2.95%	0
2015	8.501538	7.635347	-10.19%	0
2014*	10.000000	8.501538	-14.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.921990	8.735570	-2.09%	0
2016	9.022716	8.921990	-1.12%	0
2015	9.816502	9.022716	-8.09%	0
2014*	10.000000	9.816502	-1.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.913031	10.771224	8.66%	0
2016	9.890494	9.913031	0.23%	0
2015	10.933395	9.890494	-9.54%	0
2014	10.950968	10.933395	-0.16%	0
2013	10.039170	10.950968	9.08%	0
2012*	10.000000	10.039170	0.39%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.146966	9.109533	-0.41%	0
2016	9.568360	9.146966	-4.40%	0
2015	9.781018	9.568360	-2.17%	0
2014	9.729870	9.781018	0.53%	0
2013*	10.000000	9.729870	-2.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.025533	15.894600	22.03%	0
2016	13.291607	13.025533	-2.00%	0
2015	13.210759	13.291607	0.61%	0
2014	12.715394	13.210759	3.90%	0
2013	9.469528	12.715394	34.28%	0
2012*	10.000000	9.469528	-5.30%	0
1130

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	14.998454	16.306050	8.72%	0
2016	14.160081	14.998454	5.92%	0
2015	15.645323	14.160081	-9.49%	0
2014	15.061805	15.645323	3.87%	0
2013	12.132282	15.061805	24.15%	0
2012	11.092522	12.132282	9.37%	0
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
2009	8.910760	10.980713	23.23%	0
2008	13.281116	8.910760	-32.91%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2017	12.234097	14.455757	18.16%	0
2016	12.793618	12.234097	-4.37%	0
2015	13.639598	12.793618	-6.20%	0
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
2009	8.845300	11.490199	29.90%	0
2008	15.447606	8.845300	-42.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.066693	13.290040	10.14%	0
2016	11.100396	12.066693	8.71%	0
2015	12.073861	11.100396	-8.06%	0
2014	12.067344	12.073861	0.05%	0
2013	9.779641	12.067344	23.39%	0
2012*	10.000000	9.779641	-2.20%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.168232	14.277321	17.33%	0
2016	12.595230	12.168232	-3.39%	0
2015	12.978099	12.595230	-2.95%	0
2014	12.546885	12.978099	3.44%	0
2013	9.562381	12.546885	31.21%	0
2012*	10.000000	9.562381	-4.38%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
1131

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.436148	9.368359	-0.72%	0
2016	9.609614	9.436148	-1.81%	0
2015*	10.000000	9.609614	-3.90%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
1132

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
2008	12.954861	8.310287	-35.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.269610	10.154696	22.80%	0
2016	7.127442	8.269610	16.02%	0
2015	9.282713	7.127442	-23.22%	0
2014*	10.000000	9.282713	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.796437	9.774147	-0.23%	0
2016*	10.000000	9.796437	-2.04%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	11.890871	14.430542	21.36%	0
2016	11.377402	11.890871	4.51%	0
2015	12.105181	11.377402	-6.01%	0
2014	13.624361	12.105181	-11.15%	0
2013	10.044129	13.624361	35.65%	0
2012*	10.000000	10.044129	0.44%	0
1133

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	13.901970	15.671411	12.73%	0
2016	12.719727	13.901970	9.29%	0
2015	13.367714	12.719727	-4.85%	0
2014	12.628962	13.367714	5.85%	0
2013	9.696408	12.628962	30.24%	0
2012	8.712346	9.696408	11.30%	0
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
2009	7.252605	8.530108	17.61%	0
2008	11.227739	7.252605	-35.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2017	9.959742	10.164747	2.06%	0
2016	9.771015	9.959742	1.93%	0
2015	10.239567	9.771015	-4.58%	0
2014	9.884197	10.239567	3.60%	0
2013	10.323438	9.884197	-4.25%	0
2012	9.821819	10.323438	5.11%	0
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
2009	8.929413	9.404011	5.31%	0
2008	10.353252	8.929413	-13.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	8.920569	9.644221	8.11%	0
2016	8.077305	8.920569	10.44%	0
2015*	10.000000	8.077305	-19.23%	0
1134

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2017	10.142095	11.312146	11.54%	0
2016	10.000301	10.142095	1.42%	0
2015	11.123071	10.000301	-10.09%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.277360	16.117882	12.89%	0
2016	13.389416	14.277360	6.63%	0
2015	15.016532	13.389416	-10.84%	0
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	11.776839	13.099793	11.23%	0
2016	11.247491	11.776839	4.71%	0
2015	11.595956	11.247491	-3.01%	0
2014	11.499008	11.595956	0.84%	0
2013	9.710596	11.499008	18.42%	0
2012	8.737584	9.710596	11.14%	0
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
2009	7.066110	8.376153	18.54%	0
2008	10.476629	7.066110	-32.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	8.793732	8.718637	-0.85%	0
2016	8.917996	8.793732	-1.39%	0
2015	9.306274	8.917996	-4.17%	0
2014	9.229467	9.306274	0.83%	0
2013	9.862913	9.229467	-6.42%	0
2012	9.783635	9.862913	0.81%	0
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
2009	8.784373	9.462638	7.72%	0
2008	10.147471	8.784373	-13.43%	0
1135

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.079271	15.197130	25.81%	0
2016	12.551088	12.079271	-3.76%	0
2015	12.264801	12.551088	2.33%	0
2014	12.539065	12.264801	-2.19%	0
2013	10.147932	12.539065	23.56%	0
2012	8.654602	10.147932	17.25%	0
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0
2009	6.832432	9.292897	36.01%	0
2008	11.593301	6.832432	-41.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	12.560506	15.420034	22.77%	0
2016	11.988851	12.560506	4.77%	0
2015	11.728120	11.988851	2.22%	0
2014	11.298983	11.728120	3.80%	0
2013	9.075950	11.298983	24.49%	0
2012	8.049283	9.075950	12.75%	0
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
2009	5.809537	7.744145	33.30%	0
2008	10.843305	5.809537	-46.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.337298	13.278981	17.13%	0
2016	10.624196	11.337298	6.71%	0
2015	10.942262	10.624196	-2.91%	0
2014	10.335206	10.942262	5.87%	0
2013	8.092119	10.335206	27.72%	0
2012	7.197536	8.092119	12.43%	0
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
2009	5.727866	7.190095	25.53%	0
2008	9.629306	5.727866	-40.52%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.910980	11.275749	13.77%	0
2016*	10.000000	9.910980	-0.89%	0
1136

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.814249	12.960672	19.85%	0
2016*	10.000000	10.814249	8.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.521251	12.108026	15.08%	0
2016	10.107336	10.521251	4.10%	0
2015	10.710953	10.107336	-5.64%	0
2014	10.671593	10.710953	0.37%	0
2013	8.580947	10.671593	24.36%	0
2012	7.692117	8.580947	11.56%	0
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
2009	6.242423	7.746398	24.09%	0
2008*	10.000000	6.242423	-36.95%	0
1137

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.252912	11.036095	7.64%	0
2016	10.058929	10.252912	1.93%	0
2015	10.584802	10.058929	-4.97%	0
2014	10.566033	10.584802	0.18%	0
2013	9.594203	10.566033	10.13%	0
2012	8.994793	9.594203	6.66%	0
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
2009	7.776855	8.950313	15.09%	0
2008*	10.000000	7.776855	-21.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.539367	11.724555	11.25%	0
2016	10.223047	10.539367	3.09%	0
2015	10.786873	10.223047	-5.23%	0
2014	10.726618	10.786873	0.56%	0
2013	9.210699	10.726618	16.46%	0
2012	8.439038	9.210699	9.14%	0
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0
2009	7.067579	8.428800	19.26%	0
2008*	10.000000	7.067579	-28.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.561312	9.768714	2.17%	0
2016	9.514499	9.561312	0.49%	0
2015	9.979062	9.514499	-4.66%	0
2014	10.053994	9.979062	-0.75%	0
2013	9.975383	10.053994	0.79%	0
2012	9.662121	9.975383	3.24%	0
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
2009	8.906629	9.668776	8.56%	0
2008*	10.000000	8.906629	-10.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.732665	10.729919	10.25%	0
2016	9.598405	9.732665	1.40%	0
2015	10.441597	9.598405	-8.08%	0
2014	10.630771	10.441597	-1.78%	0
2013*	10.000000	10.630771	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.737837	11.018643	13.15%	0
2016	9.544220	9.737837	2.03%	0
2015	10.446278	9.544220	-8.64%	0
2014	10.766803	10.446278	-2.98%	0
2013*	10.000000	10.766803	7.67%	0
1138

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.422413	11.410567	9.48%	0
2016	10.164771	10.422413	2.53%	0
2015	10.696880	10.164771	-4.97%	0
2014	10.650089	10.696880	0.44%	0
2013	9.412132	10.650089	13.15%	0
2012	8.721278	9.412132	7.92%	0
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0
2009	7.419002	8.689960	17.13%	0
2008*	10.000000	7.419002	-25.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.489462	11.897166	13.42%	0
2016	10.149148	10.489462	3.35%	0
2015	10.728381	10.149148	-5.40%	0
2014	10.682318	10.728381	0.43%	0
2013	8.948921	10.682318	19.37%	0
2012	8.131695	8.948921	10.05%	0
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
2009	6.711001	8.159168	21.58%	0
2008*	10.000000	6.711001	-32.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.095552	10.656645	5.56%	0
2016	9.914863	10.095552	1.82%	0
2015	10.433809	9.914863	-4.97%	0
2014	10.436854	10.433809	-0.03%	0
2013	9.768190	10.436854	6.85%	0
2012	9.242572	9.768190	5.69%	0
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
2009	8.150065	9.212263	13.03%	0
2008*	10.000000	8.150065	-17.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
1139

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.576102	10.542198	-0.32%	0
2016	10.654385	10.576102	-0.73%	0
2015	11.150257	10.654385	-4.45%	0
2014	11.068461	11.150257	0.74%	0
2013	11.764751	11.068461	-5.92%	0
2012	11.435786	11.764751	2.88%	0
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
2009	9.665853	10.810218	11.84%	0
2008*	10.000000	9.665853	-2.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.640063	10.916707	13.24%	0
2016	9.009386	9.640063	7.00%	0
2015*	10.000000	9.009386	-9.91%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.617362	10.516528	9.35%	0
2016	9.204558	9.617362	4.48%	0
2015*	10.000000	9.204558	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
1140

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.109265	8.499586	19.56%	0
2016	7.362305	7.109265	-3.44%	0
2015	7.773154	7.362305	-5.29%	0
2014	8.626732	7.773154	-9.89%	0
2013	7.421894	8.626732	16.23%	0
2012	6.537212	7.421894	13.53%	0
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
2009	6.128191	7.570023	23.53%	0
2008	11.212214	6.128191	-45.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	14.705057	16.729386	13.77%	0
2016	13.984013	14.705057	5.16%	0
2015	14.705977	13.984013	-4.91%	0
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
2008	14.235164	8.634548	-39.34%	0
1141

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.038619	13.919249	6.75%	0
2016	12.768518	13.038619	2.12%	0
2015	13.316785	12.768518	-4.12%	0
2014	13.256585	13.316785	0.45%	0
2013	12.168179	13.256585	8.94%	0
2012	11.582635	12.168179	5.06%	0
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
2009*	10.000000	11.331291	13.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.041690	16.589092	10.29%	0
2016	14.533649	15.041690	3.50%	0
2015	15.212328	14.533649	-4.46%	0
2014	15.053369	15.212328	1.06%	0
2013	13.115409	15.053369	14.78%	0
2012	12.165722	13.115409	7.81%	0
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
2009*	10.000000	11.880689	18.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.720601	9.868340	1.52%	0
2016	9.705397	9.720601	0.16%	0
2015	10.077873	9.705397	-3.70%	0
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
2008	10.440074	9.423659	-9.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.721988	10.649496	9.54%	0
2016	9.574147	9.721988	1.54%	0
2015	10.301871	9.574147	-7.06%	0
2014	10.468468	10.301871	-1.59%	0
2013*	10.000000	10.468468	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.775382	10.983352	12.36%	0
2016	9.514849	9.775382	2.74%	0
2015	10.314160	9.514849	-7.75%	0
2014	10.555368	10.314160	-2.29%	0
2013*	10.000000	10.555368	5.55%	0
1142

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	13.862096	15.537204	12.08%	0
2016	13.302243	13.862096	4.21%	0
2015	13.951182	13.302243	-4.65%	0
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0
2008	13.432612	8.851314	-34.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	11.218110	11.768919	4.91%	0
2016	11.048039	11.218110	1.54%	0
2015	11.505930	11.048039	-3.98%	0
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
2008	11.319020	9.236089	-18.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.613471	10.855929	12.92%	0
2016	9.219601	9.613471	4.27%	0
2015	9.819475	9.219601	-6.11%	0
2014*	10.000000	9.819475	-1.81%	0
1143

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.181259	11.902417	16.91%	0
2016	9.631244	10.181259	5.71%	0
2015	10.013229	9.631244	-3.81%	0
2014*	10.000000	10.013229	0.13%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.161102	9.637058	18.09%	0
2016	8.073924	8.161102	1.08%	0
2015	8.859725	8.073924	-8.87%	0
2014*	10.000000	8.859725	-11.40%	0
1144

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	11.846818	13.014730	9.86%	0
2016	10.627364	11.846818	11.47%	0
2015	11.458308	10.627364	-7.25%	0
2014	10.821105	11.458308	5.89%	0
2013	8.343354	10.821105	29.70%	0
2012	7.387664	8.343354	12.94%	0
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0
2009	6.179649	7.562561	22.38%	0
2008*	10.000000	6.179649	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
1145

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
1146

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	12.945389	15.075122	16.45%	0
2016	12.097510	12.945389	7.01%	0
2015	12.477389	12.097510	-3.04%	0
2014	11.488112	12.477389	8.61%	0
2013*	10.000000	11.488112	14.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.289872	8.089046	-2.42%	0
2016	8.420033	8.289872	-1.55%	0
2015	8.796332	8.420033	-4.28%	0
2014	9.113071	8.796332	-3.48%	0
2013	9.477868	9.113071	-3.85%	0
2012	9.532788	9.477868	-0.58%	0
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0
2009	9.679724	9.958459	2.88%	0
2008*	10.000000	9.679724	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.148850	14.422226	9.68%	0
2016	11.324399	13.148850	16.11%	0
2015	12.395386	11.324399	-8.64%	0
2014	12.343388	12.395386	0.42%	0
2013*	10.000000	12.343388	23.43%	0
1147

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.422514	13.465620	17.89%	0
2016	11.759895	11.422514	-2.87%	0
2015	12.741067	11.759895	-7.70%	0
2014	14.441871	12.741067	-11.78%	0
2013	12.519780	14.441871	15.35%	0
2012	10.902729	12.519780	14.83%	0
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
2009*	10.000000	12.688663	26.89%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	9.545078	11.421470	19.66%	0
2016	9.539519	9.545078	0.06%	0
2015*	10.000000	9.539519	-4.60%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.294164	7.069248	-3.08%	0
2016	7.501831	7.294164	-2.77%	0
2015	7.796031	7.501831	-3.77%	0
2014	8.067433	7.796031	-3.36%	0
2013	8.347725	8.067433	-3.36%	0
2012	8.309274	8.347725	0.46%	0
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
2009	7.835461	8.529050	8.85%	0
2008	9.423239	7.835461	-16.85%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
2008	12.842155	7.468868	-41.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
1148

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.198988	9.390935	2.09%	0
2016	8.988965	9.198988	2.34%	0
2015	9.575151	8.988965	-6.12%	0
2014	9.693779	9.575151	-1.22%	0
2013	10.105857	9.693779	-4.08%	0
2012*	10.000000	10.105857	1.06%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.209998	9.972423	21.47%	0
2016	8.785245	8.209998	-6.55%	0
2015	8.871067	8.785245	-0.97%	0
2014*	10.000000	8.871067	-11.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	13.816000	15.150710	9.66%	0
2016	12.182980	13.816000	13.40%	0
2015	13.479313	12.182980	-9.62%	0
2014	12.537470	13.479313	7.51%	0
2013	9.256093	12.537470	35.45%	0
2012	8.168346	9.256093	13.32%	0
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
2009	5.567228	7.336156	31.77%	0
2008	9.324018	5.567228	-40.29%	0
1149

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.157198	9.973444	8.91%	0
2016	8.443033	9.157198	8.46%	0
2015	9.679840	8.443033	-12.78%	0
2014	10.032332	9.679840	-3.51%	0
2013	10.433532	10.032332	-3.85%	0
2012*	10.000000	10.433532	4.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.714565	10.244549	5.46%	0
2016	8.932669	9.714565	8.75%	0
2015	9.525314	8.932669	-6.22%	0
2014*	10.000000	9.525314	-4.75%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	8.993778	9.566889	6.37%	0
2016	9.098443	8.993778	-1.15%	0
2015	10.204846	9.098443	-10.84%	0
2014	10.592631	10.204846	-3.66%	0
2013	11.803373	10.592631	-10.26%	0
2012	11.679032	11.803373	1.06%	0
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
2009*	10.000000	10.674876	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.298530	9.044077	-2.74%	0
2016	9.555167	9.298530	-2.69%	0
2015	9.927385	9.555167	-3.75%	0
2014	10.258878	9.927385	-3.23%	0
2013	10.705628	10.258878	-4.17%	0
2012	10.540981	10.705628	1.56%	0
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
2009*	10.000000	10.752914	7.53%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.932198	9.760863	-1.73%	0
2016*	10.000000	9.932198	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.236299	9.299826	0.69%	0
2016	9.372921	9.236299	-1.46%	0
2015	9.725738	9.372921	-3.63%	0
2014	9.720599	9.725738	0.05%	0
2013	10.332494	9.720599	-5.92%	0
2012	9.825128	10.332494	5.16%	0
2011*	10.000000	9.825128	-1.75%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	9.658667	11.744629	21.60%	0
2016*	10.000000	9.658667	-3.41%	0
1150

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
1151

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2017	14.091011	17.117450	21.48%	0
2016	14.118889	14.091011	-0.20%	0
2015	15.172129	14.118889	-6.94%	0
2014	14.334054	15.172129	5.85%	0
2013	11.142647	14.334054	28.64%	0
2012	9.977649	11.142647	11.68%	0
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
2009	8.465265	10.331189	22.04%	0
2008	14.186036	8.465265	-40.33%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.508082	23.585762	20.90%	0
2016	18.847971	19.508082	3.50%	0
2015	20.205774	18.847971	-6.72%	0
2014	21.439671	20.205774	-5.76%	0
2013	14.857472	21.439671	44.30%	0
2012	14.341274	14.857472	3.60%	0
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0
2009*	10.000000	12.851536	28.52%	0
1152

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	24.165874	25.226222	4.39%	92,792
2016	23.398857	24.165874	3.28%	102,223
2015	22.544856	23.398857	3.79%	109,749
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
2009	9.235171	11.308177	22.45%	217,176
2008	14.577035	9.235171	-36.65%	244,356
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	26.588535	31.149076	17.15%	717,260
2016	27.550399	26.588535	-3.49%	871,889
2015	30.347571	27.550399	-9.22%	1,042,711
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
2009	18.038769	22.342511	23.86%	3,158,313
2008	24.542535	18.038769	-26.50%	3,240,851
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	21.341512	23.542647	10.31%	613,829
2016	21.117153	21.341512	1.06%	709,606
2015	21.389251	21.117153	-1.27%	759,530
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
2009	11.119320	12.470316	12.15%	1,508,282
2008	14.209605	11.119320	-21.75%	1,793,309
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	19.444304	23.257227	19.61%	1,382,783
2016	18.922894	19.444304	2.76%	1,562,892
2015	19.237866	18.922894	-1.64%	1,715,081
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
2009	7.695417	9.453349	22.84%	4,864,628
2008	11.910670	7.695417	-35.39%	5,561,043
1153

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	17.163712	17.683610	3.03%	897,769
2016	16.656030	17.163712	3.05%	994,922
2015	16.782085	16.656030	-0.75%	1,069,145
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
2009	13.486609	14.315463	6.15%	2,537,484
2008	13.573634	13.486609	-0.64%	2,709,413
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.962449	11.216187	-13.47%	92,731
2016	9.725958	12.962449	33.28%	101,990
2015	12.612108	9.725958	-22.88%	103,844
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
2009	7.401688	10.299232	39.15%	219,127
2008	13.876307	7.401688	-46.66%	183,805
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.645112	10.994255	3.28%	150,814
2016	10.040421	10.645112	6.02%	139,213
2015	10.413176	10.040421	-3.58%	124,960
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	21.037821	24.081234	14.47%	175,038
2016	19.858056	21.037821	5.94%	203,360
2015	20.469268	19.858056	-2.99%	222,737
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
2009	10.288910	12.013668	16.76%	625,746
2008	16.209097	10.288910	-36.52%	626,828
1154

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	15.012873	18.517379	23.34%	390,343
2016	15.631470	15.012873	-3.96%	453,932
2015	15.263356	15.631470	2.41%	521,722
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
2009	8.426470	10.590859	25.69%	1,461,496
2008	14.704963	8.426470	-42.70%	1,473,125
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.585538	10.546679	-0.37%	588,995
2016	10.673066	10.585538	-0.82%	693,987
2015	10.773282	10.673066	-0.93%	571,936
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
2009	11.275744	11.282392	0.06%	1,076,320
2008	11.140535	11.275744	1.21%	1,662,570
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	19.019244	24.366332	28.11%	1,447,628
2016	18.968932	19.019244	0.27%	1,633,918
2015	17.869827	18.968932	6.15%	1,865,630
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
2009	7.529470	9.477107	25.87%	5,330,513
2008	11.928767	7.529470	-36.88%	6,129,775
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.707080	30.334128	5.67%	539,370
2016	24.944076	28.707080	15.09%	604,902
2015	26.935448	24.944076	-7.39%	676,731
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
2009	12.060869	17.491821	45.03%	1,465,514
2008	15.574727	12.060869	-22.56%	1,375,039
1155

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.844626	22.988380	21.99%	186,030
2016	18.820993	18.844626	0.13%	195,945
2015	19.181321	18.820993	-1.88%	196,450
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
2009	10.510806	14.259480	35.66%	433,592
2008	18.378815	10.510806	-42.81%	416,657
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.330686	10.376268	0.44%	149,260
2016	10.230947	10.330686	0.97%	174,648
2015	10.239802	10.230947	-0.09%	149,240
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	24.699069	26.624875	7.80%	36,264
2016	22.009590	24.699069	12.22%	40,366
2015	24.461574	22.009590	-10.02%	42,384
2014	25.133667	24.461574	-2.67%	55,960
2013	16.133062	25.133667	55.79%	66,522
2012	14.563525	16.133062	10.78%	79,886
2011	15.811731	14.563525	-7.89%	87,695
2010	11.333024	15.811731	39.52%	111,853
2009	8.098121	11.333024	39.95%	112,274
2008	15.733650	8.098121	-48.53%	81,187
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	24.348446	30.604479	25.69%	142,877
2016	23.164653	24.348446	5.11%	154,841
2015	24.821492	23.164653	-6.68%	164,816
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
2009	8.606807	12.503054	45.27%	338,799
2008	13.625861	8.606807	-36.83%	293,028
1156

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	11.250828	11.475067	1.99%	153,259
2016	9.174053	11.250828	22.64%	178,358
2015	11.934965	9.174053	-23.13%	195,938
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
2009	8.286647	14.252406	71.99%	819,488
2008	21.708432	8.286647	-61.83%	669,446
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	27.269462	35.686187	30.87%	616,624
2016	27.112173	27.269462	0.58%	709,798
2015	28.183758	27.112173	-3.80%	794,018
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
2009	9.492077	13.523818	42.47%	2,000,257
2008	14.495825	9.492077	-34.52%	2,161,507
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	25.436995	28.654457	12.65%	63,928
2016	19.925984	25.436995	27.66%	70,913
2015	21.307144	19.925984	-6.48%	63,219
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
2009	9.345214	11.954432	27.92%	183,325
2008	12.772647	9.345214	-26.83%	205,721
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	21.017555	25.631126	21.95%	548,964
2016	20.617595	21.017555	1.94%	626,247
2015	20.430720	20.617595	0.91%	700,885
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
2009	9.102132	12.146147	33.44%	1,972,194
2008	15.108568	9.102132	-39.76%	2,045,749
1157

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	24.062612	26.812630	11.43%	365,723
2016	21.857840	24.062612	10.09%	413,740
2015	22.966613	21.857840	-4.83%	471,486
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
2009	9.778763	12.266338	25.44%	1,276,287
2008	14.916596	9.778763	-34.44%	1,418,489
1158

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	24.014953	25.056067	4.34%	5,275
2016	23.264423	24.014953	3.23%	5,404
2015	22.426639	23.264423	3.74%	6,009
2014	17.403155	22.426639	28.87%	5,551
2013	17.382481	17.403155	0.12%	6,042
2012	14.915785	17.382481	16.54%	5,994
2011	14.347534	14.915785	3.96%	6,231
2010	11.277307	14.347534	27.22%	8,083
2009	9.214612	11.277307	22.39%	5,443
2008	14.551958	9.214612	-36.68%	7,381
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	26.373615	30.881746	17.09%	11,359
2016	27.341469	26.373615	-3.54%	13,880
2015	30.132659	27.341469	-9.26%	24,601
2014	32.128617	30.132659	-6.21%	36,731
2013	25.935111	32.128617	23.88%	42,673
2012	21.982347	25.935111	17.98%	46,781
2011	23.928189	21.982347	-8.13%	56,066
2010	22.240360	23.928189	7.59%	87,943
2009	17.965354	22.240360	23.80%	116,430
2008	24.455014	17.965354	-26.54%	132,116
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	21.168922	23.340519	10.26%	14,973
2016	20.956936	21.168922	1.01%	16,171
2015	21.237690	20.956936	-1.32%	21,939
2014	19.941676	21.237690	6.50%	22,148
2013	16.284099	19.941676	22.46%	17,791
2012	14.720085	16.284099	10.63%	22,830
2011	14.391624	14.720085	2.28%	32,603
2010	12.413251	14.391624	15.94%	49,237
2009	11.074021	12.413251	12.09%	62,256
2008	14.158875	11.074021	-21.79%	73,835
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	19.286941	23.057395	19.55%	52,821
2016	18.779208	19.286941	2.70%	57,424
2015	19.101433	18.779208	-1.69%	63,677
2014	17.591789	19.101433	8.58%	83,145
2013	13.309463	17.591789	32.18%	84,697
2012	11.335554	13.309463	17.41%	91,079
2011	11.262568	11.335554	0.65%	119,873
2010	9.410048	11.262568	19.69%	161,996
2009	7.664050	9.410048	22.78%	218,626
2008	11.868118	7.664050	-35.42%	267,257
1159

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	17.024946	17.531813	2.98%	34,530
2016	16.529690	17.024946	3.00%	37,857
2015	16.663209	16.529690	-0.80%	45,242
2014	16.131890	16.663209	3.29%	53,678
2013	16.642711	16.131890	-3.07%	52,657
2012	15.892639	16.642711	4.72%	93,946
2011	14.959557	15.892639	6.24%	94,815
2010	14.249965	14.959557	4.98%	91,213
2009	13.431679	14.249965	6.09%	81,214
2008	13.525178	13.431679	-0.69%	135,332
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.892758	11.150263	-13.52%	6,348
2016	9.678538	12.892758	33.21%	6,162
2015	12.556965	9.678538	-22.92%	7,352
2014	14.181614	12.556965	-11.46%	7,298
2013	11.212523	14.181614	26.48%	5,165
2012	11.172359	11.212523	0.36%	3,093
2011	12.411996	11.172359	-9.99%	4,403
2010	10.280136	12.411996	20.74%	7,253
2009	7.391704	10.280136	39.08%	4,946
2008	13.864623	7.391704	-46.69%	10,166
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.614716	10.957344	3.23%	2,203
2016	10.016789	10.614716	5.97%	1,256
2015	10.393906	10.016789	-3.63%	1,368
2014	10.479600	10.393906	-0.82%	5,653
2013	10.403987	10.479600	0.73%	4,158
2012	9.876207	10.403987	5.34%	3,631
2011*	10.000000	9.876207	-1.24%	7,263
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	20.903767	23.915759	14.41%	4,488
2016	19.741464	20.903767	5.89%	3,815
2015	20.359366	19.741464	-3.03%	9,465
2014	18.722811	20.359366	8.74%	15,133
2013	14.591000	18.722811	28.32%	14,221
2012	13.022707	14.591000	12.04%	9,270
2011	13.801231	13.022707	-5.64%	10,155
2010	11.979355	13.801231	15.21%	18,470
2009	10.264695	11.979355	16.70%	21,115
2008	16.179143	10.264695	-36.56%	23,869
1160

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.891464	18.358397	23.28%	7,226
2016	15.512871	14.891464	-4.01%	7,329
2015	15.155208	15.512871	2.36%	13,139
2014	15.163435	15.155208	-0.05%	13,759
2013	12.846647	15.163435	18.03%	14,196
2012	10.992348	12.846647	16.87%	17,393
2011	11.980334	10.992348	-8.25%	19,706
2010	10.542390	11.980334	13.64%	30,429
2009	8.392137	10.542390	25.62%	38,948
2008	14.652476	8.392137	-42.73%	43,978
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.499930	10.456112	-0.42%	5,338
2016	10.592107	10.499930	-0.87%	5,170
2015	10.696963	10.592107	-0.98%	19,088
2014	10.802840	10.696963	-0.98%	25,531
2013	10.909777	10.802840	-0.98%	25,743
2012	11.018063	10.909777	-0.98%	24,635
2011	11.126830	11.018063	-0.98%	33,269
2010	11.230769	11.126830	-0.93%	36,888
2009	11.229819	11.230769	0.01%	116,961
2008	11.100765	11.229819	1.16%	170,072
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	18.865455	24.157148	28.05%	48,873
2016	18.825029	18.865455	0.21%	54,714
2015	17.743212	18.825029	6.10%	59,195
2014	16.029184	17.743212	10.69%	74,151
2013	11.865159	16.029184	35.09%	76,448
2012	10.630490	11.865159	11.61%	92,435
2011	10.514384	10.630490	1.10%	123,489
2010	9.433733	10.514384	11.46%	162,960
2009	7.498799	9.433733	25.80%	236,595
2008	11.886196	7.498799	-36.91%	303,099
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.475009	30.073764	5.61%	17,950
2016	24.754880	28.475009	15.03%	18,881
2015	26.744660	24.754880	-7.44%	25,426
2014	26.509889	26.744660	0.89%	28,391
2013	24.233318	26.509889	9.39%	37,723
2012	20.632554	24.233318	17.45%	31,447
2011	19.799096	20.632554	4.21%	42,352
2010	17.411833	19.799096	13.71%	54,917
2009	12.011774	17.411833	44.96%	57,126
2008	15.519172	12.011774	-22.60%	57,457
1161

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.724579	22.830446	21.93%	2,068
2016	18.710510	18.724579	0.08%	2,217
2015	19.078350	18.710510	-1.93%	4,339
2014	18.996870	19.078350	0.43%	2,506
2013	15.361719	18.996870	23.66%	2,419
2012	13.692421	15.361719	12.19%	2,350
2011	16.060514	13.692421	-14.74%	2,988
2010	14.218750	16.060514	12.95%	7,926
2009	10.486072	14.218750	35.60%	8,411
2008	18.344833	10.486072	-42.84%	8,049
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.301188	10.341434	0.39%	8,368
2016	10.206871	10.301188	0.92%	8,582
2015	10.220864	10.206871	-0.14%	8,938
2014	10.224422	10.220864	-0.03%	5,401
2013	10.383544	10.224422	-1.53%	5,622
2012	10.146556	10.383544	2.34%	9,492
2011*	10.000000	10.146556	1.47%	5,725
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	24.541703	26.441916	7.74%	899
2016	21.880374	24.541703	12.16%	942
2015	24.330245	21.880374	-10.07%	1,283
2014	25.011352	24.330245	-2.72%	1,169
2013	16.062651	25.011352	55.71%	444
2012	14.507309	16.062651	10.72%	600
2011	15.758638	14.507309	-7.94%	600
2010	11.300663	15.758638	39.45%	874
2009	8.079085	11.300663	39.88%	3,034
2008	15.704618	8.079085	-48.56%	2,917
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	24.206520	30.410788	25.63%	1,761
2016	23.041229	24.206520	5.06%	1,875
2015	24.701715	23.041229	-6.72%	1,970
2014	23.130939	24.701715	6.79%	1,846
2013	17.981332	23.130939	28.64%	1,529
2012	15.994502	17.981332	12.42%	2,064
2011	16.246701	15.994502	-1.55%	2,371
2010	12.474167	16.246701	30.24%	5,482
2009	8.591254	12.474167	45.20%	5,203
2008	13.608108	8.591254	-36.87%	10,018
1162

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	11.185170	11.402351	1.94%	2,563
2016	9.125114	11.185170	22.58%	2,504
2015	11.877307	9.125114	-23.17%	2,733
2014	13.795824	11.877307	-13.91%	2,823
2013	12.926669	13.795824	6.72%	4,182
2012	12.816053	12.926669	0.86%	5,426
2011	16.479518	12.816053	-22.23%	6,428
2010	14.219422	16.479518	15.89%	11,818
2009	8.271643	14.219422	71.91%	15,332
2008	21.680150	8.271643	-61.85%	18,778
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	27.048779	35.379594	30.80%	10,344
2016	26.906300	27.048779	0.53%	12,474
2015	27.983879	26.906300	-3.85%	16,082
2014	27.467102	27.983879	1.88%	19,155
2013	17.740932	27.467102	54.82%	18,137
2012	14.018991	17.740932	26.55%	19,560
2011	15.027010	14.018991	-6.71%	20,793
2010	13.461848	15.027010	11.63%	40,785
2009	9.453359	13.461848	42.40%	49,801
2008	14.444013	9.453359	-34.55%	60,282
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	25.274880	28.457513	12.59%	2,066
2016	19.808960	25.274880	27.59%	2,625
2015	21.192718	19.808960	-6.53%	5,867
2014	19.997616	21.192718	5.98%	6,392
2013	15.127469	19.997616	32.19%	7,637
2012	12.880570	15.127469	17.44%	8,960
2011	14.918276	12.880570	-13.66%	8,932
2010	11.920285	14.918276	25.15%	18,418
2009	9.323231	11.920285	27.86%	2,823
2008	12.749058	9.323231	-26.87%	10,920
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	20.847548	25.411009	21.89%	7,790
2016	20.461120	20.847548	1.89%	7,963
2015	20.285906	20.461120	0.86%	10,147
2014	20.169271	20.285906	0.58%	10,576
2013	14.210985	20.169271	41.93%	11,893
2012	13.649904	14.210985	4.11%	18,825
2011	15.422810	13.649904	-11.50%	23,358
2010	12.090542	15.422810	27.56%	55,125
2009	9.065048	12.090542	33.38%	65,238
2008	15.054635	9.065048	-39.79%	69,575
1163

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	23.873035	26.588011	11.37%	2,194
2016	21.696548	23.873035	10.03%	2,410
2015	22.808651	21.696548	-4.88%	4,342
2014	20.766364	22.808651	9.83%	4,644
2013	15.499190	20.766364	33.98%	4,679
2012	13.169582	15.499190	17.69%	3,632
2011	14.352550	13.169582	-8.24%	4,283
2010	12.212759	14.352550	17.52%	6,161
2009	9.740965	12.212759	25.38%	5,011
2008	14.866473	9.740965	-34.48%	9,953
1164

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	23.864919	24.886990	4.28%	0
2016	23.130714	23.864919	3.17%	757
2015	22.309008	23.130714	3.68%	42
2014	17.320607	22.309008	28.80%	88
2013	17.308772	17.320607	0.07%	158
2012	14.860055	17.308772	16.48%	54
2011	14.301124	14.860055	3.91%	199
2010	11.246501	14.301124	27.16%	0
2009	9.194083	11.246501	22.32%	567
2008	14.526905	9.194083	-36.71%	662
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	26.160330	30.616594	17.03%	2,486
2016	27.134024	26.160330	-3.59%	5,395
2015	29.919151	27.134024	-9.31%	7,967
2014	31.917089	29.919151	-6.26%	9,194
2013	25.777362	31.917089	23.82%	10,152
2012	21.859705	25.777362	17.92%	12,967
2011	23.806693	21.859705	-8.18%	15,199
2010	22.138607	23.806693	7.53%	16,252
2009	17.892193	22.138607	23.73%	24,559
2008	24.367737	17.892193	-26.57%	31,319
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	20.997636	23.140005	10.20%	4,058
2016	20.797835	20.997636	0.96%	5,396
2015	21.087105	20.797835	-1.37%	3,646
2014	19.810279	21.087105	6.45%	4,058
2013	16.184969	19.810279	22.40%	4,562
2012	14.637889	16.184969	10.57%	8,204
2011	14.318474	14.637889	2.23%	10,309
2010	12.356395	14.318474	15.88%	10,731
2009	11.028872	12.356395	12.04%	14,604
2008	14.108297	11.028872	-21.83%	14,460
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	19.131010	22.859454	19.49%	2,032
2016	18.636772	19.131010	2.65%	6,191
2015	18.966138	18.636772	-1.74%	7,373
2014	17.476011	18.966138	8.53%	8,648
2013	13.228528	17.476011	32.11%	10,768
2012	11.272323	13.228528	17.35%	21,984
2011	11.205401	11.272323	0.60%	25,116
2010	9.367001	11.205401	19.63%	37,081
2009	7.632829	9.367001	22.72%	41,232
2008	11.825758	7.632829	-35.46%	50,307
1165

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	16.887242	17.381252	2.93%	1,945
2016	16.404254	16.887242	2.94%	8,267
2015	16.545111	16.404254	-0.85%	9,107
2014	16.025651	16.545111	3.24%	10,314
2013	16.541463	16.025651	-3.12%	12,018
2012	15.803953	16.541463	4.67%	19,197
2011	14.883586	15.803953	6.18%	21,766
2010	14.184753	14.883586	4.93%	21,342
2009	13.376964	14.184753	6.04%	42,687
2008	13.476882	13.376964	-0.74%	37,337
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.823428	11.084726	-13.56%	159
2016	9.631356	12.823428	33.14%	159
2015	12.502079	9.631356	-22.96%	159
2014	14.126771	12.502079	-11.50%	159
2013	11.174803	14.126771	26.42%	159
2012	11.140421	11.174803	0.31%	165
2011	12.382752	11.140421	-10.03%	234
2010	10.261089	12.382752	20.68%	329
2009	7.381734	10.261089	39.01%	1,687
2008	13.852933	7.381734	-46.71%	1,016
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.584395	10.920542	3.18%	971
2016	9.993213	10.584395	5.92%	971
2015	10.374687	9.993213	-3.68%	0
2014	10.465501	10.374687	-0.87%	0
2013	10.395235	10.465501	0.68%	0
2012	9.872902	10.395235	5.29%	0
2011*	10.000000	9.872902	-1.27%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	20.770578	23.751410	14.35%	0
2016	19.625567	20.770578	5.83%	30
2015	20.250072	19.625567	-3.08%	316
2014	18.631701	20.250072	8.69%	344
2013	14.527331	18.631701	28.25%	525
2012	12.972442	14.527331	11.99%	536
2011	13.754901	12.972442	-5.69%	574
2010	11.945164	13.754901	15.15%	940
2009	10.240571	11.945164	16.65%	3,577
2008	16.149298	10.240571	-36.59%	2,584
1166

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.771014	18.200744	23.22%	69
2016	15.395137	14.771014	-4.05%	2,323
2015	15.047783	15.395137	2.31%	3,075
2014	15.063562	15.047783	-0.10%	3,397
2013	12.768482	15.063562	17.97%	3,694
2012	10.930984	12.768482	16.81%	10,612
2011	11.919466	10.930984	-8.29%	13,883
2010	10.494125	11.919466	13.58%	16,756
2009	8.357943	10.494125	25.56%	23,283
2008	14.600154	8.357943	-42.75%	25,353
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.414995	10.366304	-0.47%	0
2016	10.511704	10.414995	-0.92%	4,356
2015	10.621119	10.511704	-1.03%	1,283
2014	10.731671	10.621119	-1.03%	17,249
2013	10.843380	10.731671	-1.03%	19,260
2012	10.956567	10.843380	-1.03%	20,367
2011	11.070300	10.956567	-1.03%	23,213
2010	11.179359	11.070300	-0.98%	25,984
2009	11.184061	11.179359	-0.04%	25,047
2008	11.061120	11.184061	1.11%	65,678
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	18.712868	23.949706	27.99%	3,939
2016	18.682167	18.712868	0.16%	4,220
2015	17.617459	18.682167	6.04%	3,405
2014	15.923616	17.617459	10.64%	3,433
2013	11.792963	15.923616	35.03%	4,072
2012	10.571154	11.792963	11.56%	11,291
2011	10.460968	10.571154	1.05%	18,967
2010	9.390554	10.460968	11.40%	27,720
2009	7.468238	9.390554	25.74%	41,825
2008	11.843752	7.468238	-36.94%	56,774
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.244743	29.815549	5.56%	1,591
2016	24.567056	28.244743	14.97%	2,939
2015	26.555150	24.567056	-7.49%	3,547
2014	26.335341	26.555150	0.83%	4,468
2013	24.085909	26.335341	9.34%	4,899
2012	20.517435	24.085909	17.39%	5,775
2011	19.698548	20.517435	4.16%	6,751
2010	17.332150	19.698548	13.65%	7,614
2009	11.962832	17.332150	44.88%	12,667
2008	15.463757	11.962832	-22.64%	13,807
1167

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.605218	22.673508	21.87%	284
2016	18.600609	18.605218	0.02%	139
2015	18.975881	18.600609	-1.98%	155
2014	18.904393	18.975881	0.38%	171
2013	15.294660	18.904393	23.60%	327
2012	13.639557	15.294660	12.13%	351
2011	16.006592	13.639557	-14.79%	343
2010	14.178162	16.006592	12.90%	363
2009	10.461426	14.178162	35.53%	385
2008	18.310993	10.461426	-42.87%	473
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.271771	10.306713	0.34%	1,944
2016	10.182849	10.271771	0.87%	1,944
2015	10.201962	10.182849	-0.19%	0
2014	10.210663	10.201962	-0.09%	0
2013	10.374811	10.210663	-1.58%	0
2012	10.143157	10.374811	2.28%	0
2011*	10.000000	10.143157	1.43%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	24.385220	26.260091	7.69%	0
2016	21.751829	24.385220	12.11%	27
2015	24.199544	21.751829	-10.11%	525
2014	24.889576	24.199544	-2.77%	548
2013	15.992504	24.889576	55.63%	759
2012	14.451273	15.992504	10.67%	902
2011	15.705692	14.451273	-7.99%	899
2010	11.268383	15.705692	39.38%	971
2009	8.060078	11.268383	39.80%	1,857
2008	15.675608	8.060078	-48.58%	1,852
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	24.065280	30.218136	25.57%	256
2016	22.918324	24.065280	5.00%	1,126
2015	24.582380	22.918324	-6.77%	1,732
2014	23.030823	24.582380	6.74%	2,032
2013	17.912545	23.030823	28.57%	2,461
2012	15.941383	17.912545	12.37%	1,548
2011	16.200902	15.941383	-1.60%	1,991
2010	12.445284	16.200902	30.18%	3,289
2009	8.575689	12.445284	45.12%	6,207
2008	13.590348	8.575689	-36.90%	3,058
1168

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	11.119840	11.330048	1.89%	115
2016	9.076390	11.119840	22.51%	115
2015	11.819870	9.076390	-23.21%	1,438
2014	13.736057	11.819870	-13.95%	1,257
2013	12.877182	13.736057	6.67%	1,622
2012	12.773469	12.877182	0.81%	1,836
2011	16.433054	12.773469	-22.27%	1,980
2010	14.186484	16.433054	15.84%	3,227
2009	8.256659	14.186484	71.82%	5,541
2008	21.651880	8.256659	-61.87%	4,395
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	26.830024	35.075811	30.73%	1,981
2016	26.702158	26.830024	0.48%	2,270
2015	27.785602	26.702158	-3.90%	3,438
2014	27.286263	27.785602	1.83%	3,647
2013	17.633018	27.286263	54.75%	4,106
2012	13.940780	17.633018	26.49%	5,669
2011	14.950717	13.940780	-6.76%	6,229
2010	13.400269	14.950717	11.57%	6,499
2009	9.414864	13.400269	42.33%	10,396
2008	14.392476	9.414864	-34.58%	14,764
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	25.113777	28.261881	12.54%	393
2016	19.692604	25.113777	27.53%	27
2015	21.078883	19.692604	-6.58%	49
2014	19.900266	21.078883	5.92%	65
2013	15.061425	19.900266	32.13%	207
2012	12.830834	15.061425	17.38%	249
2011	14.868177	12.830834	-13.70%	2,286
2010	11.886251	14.868177	25.09%	2,317
2009	9.301304	11.886251	27.79%	329
2008	12.725503	9.301304	-26.91%	1,083
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	20.678843	25.192693	21.83%	2,039
2016	20.305764	20.678843	1.84%	2,069
2015	20.142062	20.305764	0.81%	2,586
2014	20.036378	20.142062	0.53%	2,668
2013	14.124471	20.036378	41.86%	2,870
2012	13.573668	14.124471	4.06%	5,117
2011	15.344405	13.573668	-11.54%	7,070
2010	12.035162	15.344405	27.50%	13,424
2009	9.028084	12.035162	33.31%	19,295
2008	15.000856	9.028084	-39.82%	19,891
1169

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	23.684861	26.365160	11.32%	1,987
2016	21.536374	23.684861	9.98%	2,015
2015	22.651718	21.536374	-4.92%	1,531
2014	20.633909	22.651718	9.78%	2,106
2013	15.408101	20.633909	33.92%	2,372
2012	13.098816	15.408101	17.63%	5,100
2011	14.282631	13.098816	-8.29%	5,622
2010	12.159401	14.282631	17.46%	5,797
2009	9.703311	12.159401	25.31%	8,416
2008	14.816501	9.703311	-34.51%	11,548
1170

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	23.715624	24.718854	4.23%	98,471
2016	22.997592	23.715624	3.12%	118,681
2015	22.191826	22.997592	3.63%	112,635
2014	17.238337	22.191826	28.74%	138,581
2013	17.235270	17.238337	0.02%	145,806
2012	14.804445	17.235270	16.42%	203,195
2011	14.254794	14.804445	3.86%	244,449
2010	11.215725	14.254794	27.10%	305,115
2009	9.173571	11.215725	22.26%	300,554
2008	14.501873	9.173571	-36.74%	322,108
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.948570	30.353468	16.98%	758,173
2016	26.927957	25.948570	-3.64%	917,372
2015	29.706959	26.927957	-9.35%	1,131,473
2014	31.706766	29.706959	-6.31%	1,405,212
2013	25.620439	31.706766	23.76%	1,629,525
2012	21.737636	25.620439	17.86%	2,020,896
2011	23.685706	21.737636	-8.22%	2,458,694
2010	22.037235	23.685706	7.48%	3,088,453
2009	17.819252	22.037235	23.67%	3,463,162
2008	24.280695	17.819252	-26.61%	3,435,347
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	20.827764	22.941235	10.15%	607,442
2016	20.639980	20.827764	0.91%	674,866
2015	20.937635	20.639980	-1.42%	729,527
2014	19.679807	20.937635	6.39%	775,602
2013	16.086500	19.679807	22.34%	836,182
2012	14.556200	16.086500	10.51%	917,568
2011	14.245741	14.556200	2.18%	1,106,448
2010	12.299832	14.245741	15.82%	1,252,896
2009	10.983935	12.299832	11.98%	1,365,961
2008	14.057912	10.983935	-21.87%	1,442,365
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	18.976136	22.662989	19.43%	1,420,623
2016	18.495223	18.976136	2.60%	1,648,520
2015	18.831605	18.495223	-1.79%	1,881,765
2014	17.360819	18.831605	8.47%	2,181,228
2013	13.147980	17.360819	32.04%	2,475,769
2012	11.209354	13.147980	17.29%	2,834,179
2011	11.148417	11.209354	0.55%	3,335,984
2010	9.324072	11.148417	19.57%	3,907,176
2009	7.601696	9.324072	22.66%	4,368,488
2008	11.783491	7.601696	-35.49%	4,818,007
1171

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	16.750572	17.231891	2.87%	945,213
2016	16.279697	16.750572	2.89%	1,041,220
2015	16.427792	16.279697	-0.90%	1,140,658
2014	15.920055	16.427792	3.19%	1,354,652
2013	16.440788	15.920055	-3.17%	1,531,968
2012	15.715725	16.440788	4.61%	1,856,335
2011	14.807952	15.715725	6.13%	1,953,283
2010	14.119800	14.807952	4.87%	2,201,972
2009	13.322442	14.119800	5.99%	2,176,046
2008	13.428741	13.322442	-0.79%	2,180,880
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.754424	11.019511	-13.60%	141,007
2016	9.584356	12.754424	33.08%	190,755
2015	12.447367	9.584356	-23.00%	166,042
2014	14.072072	12.447367	-11.55%	172,349
2013	11.137163	14.072072	26.35%	189,576
2012	11.108521	11.137163	0.26%	237,677
2011	12.353544	11.108521	-10.08%	339,863
2010	10.242050	12.353544	20.62%	411,364
2009	7.371767	10.242050	38.94%	416,101
2008	13.841248	7.371767	-46.74%	302,890
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.554143	10.883845	3.12%	122,583
2016	9.969676	10.554143	5.86%	103,730
2015	10.355491	9.969676	-3.73%	109,721
2014	10.451421	10.355491	-0.92%	145,134
2013	10.386496	10.451421	0.63%	120,199
2012	9.869591	10.386496	5.24%	59,152
2011*	10.000000	9.869591	-1.30%	22,207
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	20.638043	23.587963	14.29%	203,034
2016	19.510165	20.638043	5.78%	219,185
2015	20.141178	19.510165	-3.13%	224,461
2014	18.540881	20.141178	8.63%	267,982
2013	14.463829	18.540881	28.19%	300,606
2012	12.922282	14.463829	11.93%	371,350
2011	13.708634	12.922282	-5.74%	432,736
2010	11.911006	13.708634	15.09%	475,231
2009	10.216457	11.911006	16.59%	532,560
2008	16.119427	10.216457	-36.62%	608,963
1172

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.651462	18.044347	23.16%	494,725
2016	15.278244	14.651462	-4.10%	511,336
2015	14.941080	15.278244	2.26%	549,871
2014	14.964307	14.941080	-0.16%	617,007
2013	12.690760	14.964307	17.91%	699,643
2012	10.869954	12.690760	16.75%	838,441
2011	11.858907	10.869954	-8.34%	976,426
2010	10.446070	11.858907	13.53%	1,236,058
2009	8.323872	10.446070	25.50%	1,363,982
2008	14.547998	8.323872	-42.78%	1,352,016
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.330684	10.277210	-0.52%	362,068
2016	10.431876	10.330684	-0.97%	263,483
2015	10.545803	10.431876	-1.08%	319,614
2014	10.660958	10.545803	-1.08%	355,501
2013	10.777377	10.660958	-1.08%	393,908
2012	10.895387	10.777377	-1.08%	457,794
2011	11.014034	10.895387	-1.08%	657,743
2010	11.128158	11.014034	-1.03%	680,252
2009	11.138467	11.128158	-0.09%	826,943
2008	11.021595	11.138467	1.06%	1,262,604
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	18.561413	23.743921	27.92%	1,578,811
2016	18.540305	18.561413	0.11%	1,810,935
2015	17.492513	18.540305	5.99%	2,026,393
2014	15.818674	17.492513	10.58%	2,206,421
2013	11.721159	15.818674	34.96%	2,493,080
2012	10.512116	11.721159	11.50%	2,940,643
2011	10.407794	10.512116	1.00%	3,487,219
2010	9.347537	10.407794	11.34%	4,130,884
2009	7.437778	9.347537	25.68%	4,683,658
2008	11.801419	7.437778	-36.98%	5,014,149
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	28.016130	29.559325	5.51%	705,496
2016	24.380496	28.016130	14.91%	785,296
2015	26.366831	24.380496	-7.53%	890,473
2014	26.161791	26.366831	0.78%	1,026,704
2013	23.939285	26.161791	9.28%	1,104,930
2012	20.402867	23.939285	17.33%	1,180,038
2011	19.598436	20.402867	4.10%	1,204,176
2010	17.252776	19.598436	13.60%	1,425,970
2009	11.914069	17.252776	44.81%	1,569,824
2008	15.408511	11.914069	-22.68%	1,336,401
1173

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.486562	22.517556	21.80%	165,689
2016	18.491302	18.486562	-0.03%	186,546
2015	18.873902	18.491302	-2.03%	189,248
2014	18.812309	18.873902	0.33%	205,030
2013	15.227841	18.812309	23.54%	207,329
2012	13.586849	15.227841	12.08%	272,147
2011	15.952795	13.586849	-14.83%	349,582
2010	14.137637	15.952795	12.84%	435,092
2009	10.436790	14.137637	35.46%	463,255
2008	18.277131	10.436790	-42.90%	445,686
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.242400	10.272052	0.29%	178,418
2016	10.158855	10.242400	0.82%	220,351
2015	10.183074	10.158855	-0.24%	194,169
2014	10.196923	10.183074	-0.14%	199,979
2013	10.366089	10.196923	-1.63%	219,732
2012	10.139761	10.366089	2.23%	262,265
2011*	10.000000	10.139761	1.40%	127,680
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	24.229636	26.079399	7.63%	30,428
2016	21.623928	24.229636	12.05%	35,036
2015	24.069428	21.623928	-10.16%	46,061
2014	24.768266	24.069428	-2.82%	59,243
2013	15.922601	24.768266	55.55%	87,817
2012	14.395396	15.922601	10.61%	83,574
2011	15.652872	14.395396	-8.03%	97,893
2010	11.236150	15.652872	39.31%	123,572
2009	8.041085	11.236150	39.73%	110,515
2008	15.646604	8.041085	-48.61%	103,420
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.924819	30.026633	25.50%	175,571
2016	22.796053	23.924819	4.95%	185,296
2015	24.463597	22.796053	-6.82%	199,267
2014	22.931123	24.463597	6.68%	219,051
2013	17.844019	22.931123	28.51%	238,374
2012	15.888445	17.844019	12.31%	275,673
2011	16.155261	15.888445	-1.65%	293,226
2010	12.416485	16.155261	30.11%	359,643
2009	8.560166	12.416485	45.05%	354,009
2008	13.572616	8.560166	-36.93%	278,162
1174

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	11.054924	11.258231	1.84%	202,110
2016	9.027947	11.054924	22.45%	244,857
2015	11.762742	9.027947	-23.25%	272,494
2014	13.676593	11.762742	-13.99%	309,006
2013	12.827919	13.676593	6.62%	351,502
2012	12.731045	12.827919	0.76%	520,988
2011	16.386753	12.731045	-22.31%	668,368
2010	14.153663	16.386753	15.78%	864,650
2009	8.241714	14.153663	71.73%	967,815
2008	21.623653	8.241714	-61.89%	752,432
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	26.612805	34.774310	30.67%	684,720
2016	26.499334	26.612805	0.43%	782,508
2015	27.588500	26.499334	-3.95%	895,430
2014	27.106403	27.588500	1.78%	1,002,268
2013	17.525640	27.106403	54.67%	1,160,996
2012	13.862907	17.525640	26.42%	1,386,458
2011	14.874711	13.862907	-6.80%	1,617,777
2010	13.338875	14.874711	11.51%	1,954,426
2009	9.376467	13.338875	42.26%	2,184,718
2008	14.341039	9.376467	-34.62%	2,136,406
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	24.953628	28.067516	12.48%	85,910
2016	19.576888	24.953628	27.46%	104,665
2015	20.965618	19.576888	-6.62%	88,535
2014	19.803333	20.965618	5.87%	113,603
2013	14.995635	19.803333	32.06%	148,363
2012	12.781258	14.995635	17.33%	149,530
2011	14.818204	12.781258	-13.75%	210,042
2010	11.852276	14.818204	25.02%	254,721
2009	9.279402	11.852276	27.73%	264,946
2008	12.701985	9.279402	-26.95%	253,188
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	20.511459	24.976190	21.77%	608,568
2016	20.151558	20.511459	1.79%	688,735
2015	19.999209	20.151558	0.76%	765,694
2014	19.904336	19.999209	0.48%	848,572
2013	14.038475	19.904336	41.78%	958,906
2012	13.497864	14.038475	4.01%	1,150,679
2011	15.266415	13.497864	-11.58%	1,351,793
2010	11.980028	15.266415	27.43%	1,594,785
2009	8.991264	11.980028	33.24%	1,792,685
2008	14.947253	8.991264	-39.85%	1,855,494
1175

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	23.498144	26.144136	11.26%	501,235
2016	21.377371	23.498144	9.92%	572,403
2015	22.495854	21.377371	-4.97%	642,141
2014	20.502278	22.495854	9.72%	764,208
2013	15.317539	20.502278	33.85%	843,428
2012	13.028428	15.317539	17.57%	986,259
2011	14.213043	13.028428	-8.33%	1,201,151
2010	12.106260	14.213043	17.40%	1,457,911
2009	9.665789	12.106260	25.25%	1,617,286
2008	14.766678	9.665789	-34.54%	1,749,898
1176

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	23.567246	24.551818	4.18%	44,941
2016	22.865228	23.567246	3.07%	48,701
2015	22.075257	22.865228	3.58%	51,255
2014	17.156451	22.075257	28.67%	51,733
2013	17.162081	17.156451	-0.03%	47,879
2012	14.749049	17.162081	16.36%	54,967
2011	14.208620	14.749049	3.80%	70,073
2010	11.185033	14.208620	27.03%	71,259
2009	9.153113	11.185033	22.20%	89,710
2008	14.476877	9.153113	-36.77%	105,429
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.738494	30.092559	16.92%	359,995
2016	26.723418	25.738494	-3.69%	411,966
2015	29.496223	26.723418	-9.40%	530,696
2014	31.497767	29.496223	-6.35%	632,153
2013	25.464425	31.497767	23.69%	708,566
2012	21.616209	25.464425	17.80%	849,474
2011	23.565299	21.616209	-8.27%	1,026,116
2010	21.936284	23.565299	7.43%	1,184,514
2009	17.746584	21.936284	23.61%	1,299,677
2008	24.193906	17.746584	-26.65%	1,355,671
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	20.659121	22.744013	10.09%	330,639
2016	20.483174	20.659121	0.86%	359,443
2015	20.789090	20.483174	-1.47%	398,774
2014	19.550066	20.789090	6.34%	441,334
2013	15.988516	19.550066	22.28%	445,654
2012	14.474870	15.988516	10.46%	477,073
2011	14.173303	14.474870	2.13%	530,991
2010	12.243469	14.173303	15.76%	605,662
2009	10.939137	12.243469	11.92%	597,905
2008	14.007666	10.939137	-21.91%	635,988
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	18.822382	22.468040	19.37%	607,101
2016	18.354614	18.822382	2.55%	690,654
2015	18.697890	18.354614	-1.84%	831,819
2014	17.246266	18.697890	8.42%	939,513
2013	13.067824	17.246266	31.98%	1,048,353
2012	11.146666	13.067824	17.24%	1,158,549
2011	11.091677	11.146666	0.50%	1,313,422
2010	9.281311	11.091677	19.51%	1,567,741
2009	7.570668	9.281311	22.60%	1,602,662
2008	11.741350	7.570668	-35.52%	1,725,578
1177

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	16.614939	17.083753	2.82%	396,705
2016	16.156008	16.614939	2.84%	448,369
2015	16.311220	16.156008	-0.95%	504,892
2014	15.815084	16.311220	3.14%	542,969
2013	16.340642	15.815084	-3.22%	619,963
2012	15.627917	16.340642	4.56%	768,767
2011	14.732639	15.627917	6.08%	873,326
2010	14.055095	14.732639	4.82%	967,277
2009	13.268099	14.055095	5.93%	849,950
2008	13.380718	13.268099	-0.84%	882,774
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.685754	10.954648	-13.65%	47,264
2016	9.537567	12.685754	33.01%	58,459
2015	12.392901	9.537567	-23.04%	60,337
2014	14.017596	12.392901	-11.59%	73,949
2013	11.099659	14.017596	26.29%	76,213
2012	11.076727	11.099659	0.21%	97,340
2011	12.324408	11.076727	-10.12%	139,743
2010	10.223052	12.324408	20.56%	168,105
2009	7.361817	10.223052	38.87%	166,642
2008	13.829581	7.361817	-46.77%	139,917
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.523964	10.847247	3.07%	43,525
2016	9.946182	10.523964	5.81%	42,375
2015	10.336311	9.946182	-3.77%	53,635
2014	10.437334	10.336311	-0.97%	52,662
2013	10.377751	10.437334	0.57%	37,316
2012	9.866288	10.377751	5.18%	20,875
2011*	10.000000	9.866288	-1.34%	9,345
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	20.506421	23.425725	14.24%	100,563
2016	19.395512	20.506421	5.73%	128,858
2015	20.032941	19.395512	-3.18%	129,380
2014	18.450573	20.032941	8.58%	139,168
2013	14.400654	18.450573	28.12%	151,999
2012	12.872365	14.400654	11.87%	175,101
2011	13.662564	12.872365	-5.78%	206,608
2010	11.876971	13.662564	15.03%	237,002
2009	10.192414	11.876971	16.53%	225,572
2008	16.089651	10.192414	-36.65%	251,864
1178

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.532816	17.889204	23.10%	161,114
2016	15.162157	14.532816	-4.15%	177,139
2015	14.835063	15.162157	2.20%	202,991
2014	14.865646	14.835063	-0.21%	222,161
2013	12.613459	14.865646	17.86%	256,468
2012	10.809216	12.613459	16.69%	322,011
2011	11.798602	10.809216	-8.39%	346,182
2010	10.398199	11.798602	13.47%	447,336
2009	8.289914	10.398199	25.43%	472,003
2008	14.495992	8.289914	-42.81%	468,567
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.247035	10.188858	-0.57%	143,127
2016	10.352622	10.247035	-1.02%	175,327
2015	10.470979	10.352622	-1.13%	168,444
2014	10.590674	10.470979	-1.13%	216,330
2013	10.711733	10.590674	-1.13%	238,340
2012	10.834512	10.711733	-1.13%	270,856
2011	10.958026	10.834512	-1.13%	431,500
2010	11.077170	10.958026	-1.08%	487,074
2009	11.093039	11.077170	-0.14%	502,104
2008	10.982196	11.093039	1.01%	640,564
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	18.411051	23.539701	27.86%	672,869
2016	18.399390	18.411051	0.06%	736,555
2015	17.368360	18.399390	5.94%	862,446
2014	15.714342	17.368360	10.53%	1,009,188
2013	11.649736	15.714342	34.89%	1,107,377
2012	10.453356	11.649736	11.44%	1,314,212
2011	10.354846	10.453356	0.95%	1,500,361
2010	9.304678	10.354846	11.29%	1,748,162
2009	7.407426	9.304678	25.61%	1,863,972
2008	11.759218	7.407426	-37.01%	2,058,517
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.789356	29.305283	5.46%	300,974
2016	24.195340	27.789356	14.85%	327,809
2015	26.179812	24.195340	-7.58%	342,460
2014	25.989367	26.179812	0.73%	390,743
2013	23.793529	25.989367	9.23%	423,882
2012	20.288916	23.793529	17.27%	458,957
2011	19.498801	20.288916	4.05%	513,299
2010	17.173746	19.498801	13.54%	607,039
2009	11.865482	17.173746	44.74%	627,673
2008	15.353443	11.865482	-22.72%	533,490
1179

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.368585	22.362575	21.74%	76,807
2016	18.382552	18.368585	-0.08%	83,239
2015	18.772403	18.382552	-2.08%	87,704
2014	18.720597	18.772403	0.28%	91,926
2013	15.161266	18.720597	23.48%	106,422
2012	13.534312	15.161266	12.02%	124,469
2011	15.899139	13.534312	-14.87%	138,336
2010	14.097206	15.899139	12.78%	164,891
2009	10.412215	14.097206	35.39%	180,152
2008	18.243344	10.412215	-42.93%	175,760
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.213098	10.237498	0.24%	82,802
2016	10.134899	10.213098	0.77%	74,120
2015	10.164191	10.134899	-0.29%	73,502
2014	10.183162	10.164191	-0.19%	60,336
2013	10.357346	10.183162	-1.68%	56,176
2012	10.136354	10.357346	2.18%	33,254
2011*	10.000000	10.136354	1.36%	12,326
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	24.075077	25.899963	7.58%	11,846
2016	21.496822	24.075077	11.99%	17,308
2015	23.940043	21.496822	-10.21%	24,383
2014	24.647596	23.940043	-2.87%	27,265
2013	15.853027	24.647596	55.48%	29,136
2012	14.339752	15.853027	10.55%	39,062
2011	15.600243	14.339752	-8.08%	39,429
2010	11.204026	15.600243	39.24%	55,166
2009	8.022151	11.204026	39.66%	34,910
2008	15.617688	8.022151	-48.63%	32,121
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.785140	29.836295	25.44%	74,823
2016	22.674405	23.785140	4.90%	77,758
2015	24.345368	22.674405	-6.86%	85,441
2014	22.831846	24.345368	6.63%	88,808
2013	17.775738	22.831846	28.44%	92,874
2012	15.835673	17.775738	12.25%	111,701
2011	16.109723	15.835673	-1.70%	113,020
2010	12.387745	16.109723	30.05%	141,988
2009	8.544674	12.387745	44.98%	114,659
2008	13.554926	8.544674	-36.96%	113,808
1180

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.990318	11.186790	1.79%	48,379
2016	8.979717	10.990318	22.39%	54,545
2015	11.705829	8.979717	-23.29%	71,760
2014	13.617309	11.705829	-14.04%	97,843
2013	12.778772	13.617309	6.56%	116,550
2012	12.688708	12.778772	0.71%	174,078
2011	16.340523	12.688708	-22.35%	229,336
2010	14.120859	16.340523	15.72%	300,653
2009	8.226778	14.120859	71.65%	326,632
2008	21.595448	8.226778	-61.91%	294,941
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	26.397353	34.475422	30.60%	235,800
2016	26.298054	26.397353	0.38%	272,639
2015	27.392799	26.298054	-4.00%	314,253
2014	26.927735	27.392799	1.73%	348,227
2013	17.418908	26.927735	54.59%	406,134
2012	13.785455	17.418908	26.36%	507,755
2011	14.799070	13.785455	-6.85%	571,995
2010	13.277750	14.799070	11.46%	691,968
2009	9.338227	13.277750	42.19%	670,850
2008	14.289794	9.338227	-34.65%	669,274
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	24.794422	27.874375	12.42%	35,676
2016	19.461786	24.794422	27.40%	47,753
2015	20.852902	19.461786	-6.67%	39,223
2014	19.706834	20.852902	5.82%	40,024
2013	14.930101	19.706834	31.99%	47,103
2012	12.731847	14.930101	17.27%	55,360
2011	14.768374	12.731847	-13.79%	76,645
2010	11.818393	14.768374	24.96%	82,790
2009	9.257553	11.818393	27.66%	75,638
2008	12.678494	9.257553	-26.98%	80,472
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	20.345215	24.761275	21.71%	230,593
2016	19.998312	20.345215	1.73%	256,997
2015	19.857164	19.998312	0.71%	302,971
2014	19.772978	19.857164	0.43%	339,567
2013	13.952876	19.772978	41.71%	395,330
2012	13.422367	13.952876	3.95%	475,013
2011	15.188683	13.422367	-11.63%	552,020
2010	11.925057	15.188683	27.37%	669,335
2009	8.954537	11.925057	33.17%	726,560
2008	14.893754	8.954537	-39.88%	707,326
1181

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	23.312719	25.924781	11.20%	281,888
2016	21.219385	23.312719	9.87%	323,562
2015	22.340905	21.219385	-5.02%	353,735
2014	20.371360	22.340905	9.67%	406,984
2013	15.227416	20.371360	33.78%	442,466
2012	12.958330	15.227416	17.51%	502,161
2011	14.143718	12.958330	-8.38%	611,866
2010	12.053304	14.143718	17.34%	674,818
2009	9.628373	12.053304	25.19%	677,019
2008	14.716980	9.628373	-34.58%	701,615
1182

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	23.419720	24.385829	4.13%	3,312
2016	22.733545	23.419720	3.02%	5,224
2015	21.959231	22.733545	3.53%	5,266
2014	17.074909	21.959231	28.61%	8,582
2013	17.089164	17.074909	-0.08%	8,569
2012	14.693830	17.089164	16.30%	9,437
2011	14.162571	14.693830	3.75%	9,582
2010	11.154422	14.162571	26.97%	9,303
2009	9.132678	11.154422	22.14%	12,135
2008	14.451912	9.132678	-36.81%	10,896
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.529970	29.833714	16.86%	38,273
2016	26.520300	25.529970	-3.73%	47,670
2015	29.286860	26.520300	-9.45%	60,768
2014	31.290052	29.286860	-6.40%	70,360
2013	25.309292	31.290052	23.63%	80,029
2012	21.495425	25.309292	17.74%	92,633
2011	23.445457	21.495425	-8.32%	104,243
2010	21.835756	23.445457	7.37%	133,069
2009	17.674192	21.835756	23.55%	160,031
2008	24.107427	17.674192	-26.69%	136,376
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	20.491707	22.548328	10.04%	23,552
2016	20.327450	20.491707	0.81%	26,712
2015	20.641481	20.327450	-1.52%	26,501
2014	19.421080	20.641481	6.28%	28,598
2013	15.891071	19.421080	22.21%	28,833
2012	14.393951	15.891071	10.40%	31,385
2011	14.101184	14.393951	2.08%	34,224
2010	12.187343	14.101184	15.70%	38,906
2009	10.894499	12.187343	11.87%	47,116
2008	13.957586	10.894499	-21.95%	58,046
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	18.669889	22.274778	19.31%	39,532
2016	18.215096	18.669889	2.50%	44,843
2015	18.565151	18.215096	-1.89%	52,469
2014	17.132500	18.565151	8.36%	60,792
2013	12.988199	17.132500	31.91%	73,264
2012	11.084368	12.988199	17.18%	87,198
2011	11.035256	11.084368	0.45%	92,095
2010	9.238765	11.035256	19.45%	119,513
2009	7.539773	9.238765	22.53%	156,631
2008	11.699359	7.539773	-35.55%	164,079
1183

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	16.480380	16.936857	2.77%	20,112
2016	16.033257	16.480380	2.79%	23,721
2015	16.195487	16.033257	-1.00%	29,306
2014	15.710820	16.195487	3.08%	34,265
2013	16.241128	15.710820	-3.27%	38,264
2012	15.540629	16.241128	4.51%	50,057
2011	14.657750	15.540629	6.02%	62,703
2010	13.990719	14.657750	4.77%	78,407
2009	13.214006	13.990719	5.88%	80,267
2008	13.332908	13.214006	-0.89%	77,336
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.617410	10.890141	-13.69%	3,339
2016	9.490970	12.617410	32.94%	6,057
2015	12.338595	9.490970	-23.08%	6,458
2014	13.963246	12.338595	-11.64%	7,576
2013	11.062212	13.963246	26.22%	9,022
2012	11.044965	11.062212	0.16%	11,219
2011	12.295281	11.044965	-10.17%	12,067
2010	10.204060	12.295281	20.49%	14,172
2009	7.351862	10.204060	38.80%	12,363
2008	13.817893	7.351862	-46.79%	4,589
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.493870	10.810769	3.02%	324
2016	9.922740	10.493870	5.76%	5,441
2015	10.317165	9.922740	-3.82%	6,422
2014	10.423272	10.317165	-1.02%	5,657
2013	10.369002	10.423272	0.52%	5,711
2012	9.862979	10.369002	5.13%	1,875
2011*	10.000000	9.862979	-1.37%	1,384
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	20.375482	23.264410	14.18%	5,188
2016	19.281403	20.375482	5.67%	5,747
2015	19.925169	19.281403	-3.23%	6,747
2014	18.360605	19.925169	8.52%	7,143
2013	14.337669	18.360605	28.06%	7,776
2012	12.822563	14.337669	11.82%	10,129
2011	13.616581	12.822563	-5.83%	12,506
2010	11.842989	13.616581	14.98%	12,998
2009	10.168397	11.842989	16.47%	18,072
2008	16.059891	10.168397	-36.68%	14,966
1184

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.415021	17.735265	23.03%	14,224
2016	15.046864	14.415021	-4.20%	17,432
2015	14.729705	15.046864	2.15%	20,019
2014	14.767543	14.729705	-0.26%	29,657
2013	12.536555	14.767543	17.80%	31,501
2012	10.748764	12.536555	16.63%	39,158
2011	11.738553	10.748764	-8.43%	42,912
2010	10.350505	11.738553	13.41%	50,154
2009	8.256069	10.350505	25.37%	60,142
2008	14.444150	8.256069	-42.84%	56,089
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.164006	10.101196	-0.62%	1,482
2016	10.273921	10.164006	-1.07%	2,500
2015	10.396627	10.273921	-1.18%	2,720
2014	10.520791	10.396627	-1.18%	21,193
2013	10.646444	10.520791	-1.18%	5,381
2012	10.773953	10.646444	-1.18%	11,984
2011	10.902264	10.773953	-1.18%	16,419
2010	11.026382	10.902264	-1.13%	17,878
2009	11.047768	11.026382	-0.19%	25,606
2008	10.942913	11.047768	0.96%	51,111
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	18.261831	23.337153	27.79%	48,851
2016	18.259484	18.261831	0.01%	55,269
2015	17.245005	18.259484	5.88%	67,926
2014	15.610640	17.245005	10.47%	77,291
2013	11.578714	15.610640	34.82%	92,476
2012	10.394903	11.578714	11.39%	109,192
2011	10.302143	10.394903	0.90%	120,607
2010	9.262002	10.302143	11.23%	147,405
2009	7.377185	9.262002	25.55%	178,161
2008	11.717152	7.377185	-37.04%	184,511
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.564300	29.053283	5.40%	20,714
2016	24.011499	27.564300	14.80%	22,408
2015	25.994052	24.011499	-7.63%	28,150
2014	25.818009	25.994052	0.68%	32,601
2013	23.648612	25.818009	9.17%	30,610
2012	20.175574	23.648612	17.21%	34,393
2011	19.399657	20.175574	4.00%	36,196
2010	17.095068	19.399657	13.48%	41,483
2009	11.817089	17.095068	44.66%	50,107
2008	15.298564	11.817089	-22.76%	53,703
1185

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.251304	22.208589	21.68%	7,368
2016	18.274406	18.251304	-0.13%	7,975
2015	18.671408	18.274406	-2.13%	9,549
2014	18.629315	18.671408	0.23%	11,695
2013	15.094965	18.629315	23.41%	9,942
2012	13.481959	15.094965	11.96%	11,199
2011	15.845652	13.481959	-14.92%	13,537
2010	14.056891	15.845652	12.73%	12,786
2009	10.387686	14.056891	35.32%	13,204
2008	18.209601	10.387686	-42.95%	15,012
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.183911	10.203103	0.19%	4,700
2016	10.111031	10.183911	0.72%	4,877
2015	10.145385	10.111031	-0.34%	0
2014	10.169461	10.145385	-0.24%	158
2013	10.348631	10.169461	-1.73%	166
2012	10.132959	10.348631	2.13%	122
2011*	10.000000	10.132959	1.33%	713
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	23.921339	25.721603	7.53%	1,769
2016	21.370332	23.921339	11.94%	3,077
2015	23.811231	21.370332	-10.25%	3,677
2014	24.527379	23.811231	-2.92%	5,998
2013	15.783676	24.527379	55.40%	6,570
2012	14.284267	15.783676	10.50%	7,853
2011	15.547749	14.284267	-8.13%	8,239
2010	11.171963	15.547749	39.17%	7,430
2009	8.003237	11.171963	39.59%	8,387
2008	15.588775	8.003237	-48.66%	7,177
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.646176	29.647023	25.38%	5,745
2016	22.553302	23.646176	4.85%	5,761
2015	24.227587	22.553302	-6.91%	7,348
2014	22.732884	24.227587	6.58%	11,827
2013	17.707638	22.732884	28.38%	12,914
2012	15.783008	17.707638	12.19%	13,466
2011	16.064261	15.783008	-1.75%	12,858
2010	12.359027	16.064261	29.98%	15,904
2009	8.529179	12.359027	44.90%	16,806
2008	13.537212	8.529179	-36.99%	15,763
1186

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.926093	11.115809	1.74%	7,422
2016	8.931744	10.926093	22.33%	10,836
2015	11.649201	8.931744	-23.33%	12,828
2014	13.558311	11.649201	-14.08%	16,935
2013	12.729840	13.558311	6.51%	18,671
2012	12.646540	12.729840	0.66%	20,760
2011	16.294435	12.646540	-22.39%	27,995
2010	14.088146	16.294435	15.66%	32,929
2009	8.211874	14.088146	71.56%	37,734
2008	21.567268	8.211874	-61.92%	28,978
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	26.183418	34.178787	30.54%	27,846
2016	26.098089	26.183418	0.33%	31,577
2015	27.198275	26.098089	-4.05%	36,162
2014	26.750044	27.198275	1.68%	41,382
2013	17.312708	26.750044	54.51%	48,578
2012	13.708353	17.312708	26.29%	53,637
2011	14.723734	13.708353	-6.90%	58,783
2010	13.216844	14.723734	11.40%	71,069
2009	9.300091	13.216844	42.12%	78,769
2008	14.238658	9.300091	-34.68%	81,262
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	24.636107	27.682429	12.37%	2,753
2016	19.347281	24.636107	27.34%	3,829
2015	20.740716	19.347281	-6.72%	3,156
2014	19.610731	20.740716	5.76%	3,609
2013	14.864808	19.610731	31.93%	4,618
2012	12.682597	14.864808	17.21%	5,195
2011	14.718680	12.682597	-13.83%	5,750
2010	11.784563	14.718680	24.90%	5,783
2009	9.235729	11.784563	27.60%	9,701
2008	12.655021	9.235729	-27.02%	8,313
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	20.180401	24.548304	21.64%	26,037
2016	19.846317	20.180401	1.68%	28,477
2015	19.716204	19.846317	0.66%	33,980
2014	19.642550	19.716204	0.37%	40,071
2013	13.867849	19.642550	41.64%	45,166
2012	13.347348	13.867849	3.90%	47,567
2011	15.111435	13.347348	-11.67%	50,958
2010	11.870403	15.111435	27.30%	60,006
2009	8.918006	11.870403	33.11%	74,627
2008	14.840515	8.918006	-39.91%	74,279
1187

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	23.128585	25.707040	11.15%	14,819
2016	21.062413	23.128585	9.81%	15,976
2015	22.186851	21.062413	-5.07%	18,589
2014	20.241130	22.186851	9.61%	21,154
2013	15.137716	20.241130	33.71%	25,385
2012	12.888532	15.137716	17.45%	30,262
2011	14.074640	12.888532	-8.43%	33,521
2010	12.000501	14.074640	17.28%	40,551
2009	9.591048	12.000501	25.12%	48,332
2008	14.667394	9.591048	-34.61%	48,464
1188

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	23.273067	24.220897	4.07%	2,753
2016	22.602582	23.273067	2.97%	2,614
2015	21.843781	22.602582	3.47%	3,235
2014	16.993720	21.843781	28.54%	4,388
2013	17.016515	16.993720	-0.13%	5,242
2012	14.638791	17.016515	16.24%	7,233
2011	14.116649	14.638791	3.70%	7,786
2010	11.123878	14.116649	26.90%	10,181
2009	9.112288	11.123878	22.08%	11,157
2008	14.426988	9.112288	-36.84%	9,699
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.323163	29.577118	16.80%	36,112
2016	26.318756	25.323163	-3.78%	39,981
2015	29.079007	26.318756	-9.49%	51,089
2014	31.083721	29.079007	-6.45%	67,371
2013	25.155125	31.083721	23.57%	94,187
2012	21.375327	25.155125	17.68%	106,070
2011	23.326248	21.375327	-8.36%	121,498
2010	21.735727	23.326248	7.32%	175,648
2009	17.602129	21.735727	23.48%	191,900
2008	24.021310	17.602129	-26.72%	164,044
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	20.325604	22.354282	9.98%	22,116
2016	20.172852	20.325604	0.76%	23,005
2015	20.494868	20.172852	-1.57%	22,379
2014	19.292894	20.494868	6.23%	36,400
2013	15.794165	19.292894	22.15%	38,227
2012	14.313430	15.794165	10.35%	36,329
2011	14.029385	14.313430	2.02%	47,208
2010	12.131406	14.029385	15.65%	78,851
2009	10.849984	12.131406	11.81%	97,715
2008	13.907597	10.849984	-21.99%	83,389
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	18.518554	22.083074	19.25%	68,622
2016	18.076571	18.518554	2.45%	73,027
2015	18.433307	18.076571	-1.94%	79,758
2014	17.019448	18.433307	8.31%	96,505
2013	12.909016	17.019448	31.84%	108,651
2012	11.022379	12.909016	17.12%	118,380
2011	10.979081	11.022379	0.39%	149,403
2010	9.196385	10.979081	19.38%	187,943
2009	7.508986	9.196385	22.47%	238,701
2008	11.657498	7.508986	-35.59%	230,456
1189

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	16.346809	16.791105	2.72%	38,079
2016	15.911343	16.346809	2.74%	37,738
2015	16.080479	15.911343	-1.05%	51,399
2014	15.607143	16.080479	3.03%	70,264
2013	16.142120	15.607143	-3.31%	88,685
2012	15.453728	16.142120	4.45%	116,214
2011	14.583136	15.453728	5.97%	114,271
2010	13.926545	14.583136	4.71%	138,393
2009	13.160047	13.926545	5.82%	150,088
2008	13.285195	13.160047	-0.94%	130,216
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.549437	10.826012	-13.73%	552
2016	9.444604	12.549437	32.87%	861
2015	12.284553	9.444604	-23.12%	4,562
2014	13.909130	12.284553	-11.68%	10,726
2013	11.024928	13.909130	26.16%	11,161
2012	11.013328	11.024928	0.11%	12,076
2011	12.266258	11.013328	-10.21%	13,643
2010	10.185117	12.266258	20.43%	21,714
2009	7.341931	10.185117	38.73%	25,463
2008	13.806236	7.341931	-46.82%	19,418
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.463813	10.774369	2.97%	9,842
2016	9.899315	10.463813	5.70%	9,333
2015	10.298033	9.899315	-3.87%	11,553
2014	10.409224	10.298033	-1.07%	7,774
2013	10.360272	10.409224	0.47%	7,385
2012	9.859669	10.360272	5.08%	2,611
2011*	10.000000	9.859669	-1.40%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	20.245313	23.104134	14.12%	5,996
2016	19.167889	20.245313	5.62%	6,257
2015	19.817900	19.167889	-3.28%	9,167
2014	18.271005	19.817900	8.47%	11,646
2013	14.274930	18.271005	27.99%	15,392
2012	12.772933	14.274930	11.76%	15,161
2011	13.570735	12.772933	-5.88%	17,733
2010	11.809082	13.570735	14.92%	24,265
2009	10.144428	11.809082	16.41%	31,780
2008	16.030149	10.144428	-36.72%	37,296
1190

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.298160	17.582612	22.97%	18,104
2016	14.932414	14.298160	-4.25%	19,003
2015	14.625072	14.932414	2.10%	14,629
2014	14.670068	14.625072	-0.31%	16,031
2013	12.460103	14.670068	17.74%	20,515
2012	10.688641	12.460103	16.57%	32,245
2011	11.678793	10.688641	-8.48%	35,245
2010	10.303013	11.678793	13.35%	46,507
2009	8.222343	10.303013	25.31%	56,371
2008	14.392435	8.222343	-42.87%	49,922
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	10.081626	10.014274	-0.67%	6,356
2016	10.195793	10.081626	-1.12%	7,467
2015	10.322789	10.195793	-1.23%	7,817
2014	10.451361	10.322789	-1.23%	15,872
2013	10.581539	10.451361	-1.23%	22,124
2012	10.713701	10.581539	-1.23%	22,135
2011	10.846769	10.713701	-1.23%	28,574
2010	10.975807	10.846769	-1.18%	46,671
2009	11.002663	10.975807	-0.24%	25,835
2008	10.903753	11.002663	0.91%	49,587
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	18.113834	23.136347	27.73%	57,614
2016	18.120645	18.113834	-0.04%	60,647
2015	17.122540	18.120645	5.83%	66,446
2014	15.507623	17.122540	10.41%	86,809
2013	11.508124	15.507623	34.75%	99,038
2012	10.336767	11.508124	11.33%	127,907
2011	10.249696	10.336767	0.85%	161,601
2010	9.219513	10.249696	11.17%	206,906
2009	7.347056	9.219513	25.49%	249,215
2008	11.675217	7.347056	-37.07%	240,936
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.340933	28.803320	5.35%	25,968
2016	23.828947	27.340933	14.74%	26,326
2015	25.809483	23.828947	-7.67%	28,764
2014	25.647679	25.809483	0.63%	43,106
2013	23.504483	25.647679	9.12%	57,341
2012	20.062784	23.504483	17.15%	59,771
2011	19.300945	20.062784	3.95%	66,337
2010	17.016685	19.300945	13.42%	86,476
2009	11.768847	17.016685	44.59%	101,452
2008	15.243828	11.768847	-22.80%	97,702
1191

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.134723	22.055607	21.62%	4,481
2016	18.166858	18.134723	-0.18%	4,825
2015	18.570935	18.166858	-2.18%	8,730
2014	18.538454	18.570935	0.18%	6,132
2013	15.028943	18.538454	23.35%	8,959
2012	13.429803	15.028943	11.91%	11,368
2011	15.792337	13.429803	-14.96%	11,903
2010	14.016659	15.792337	12.67%	16,615
2009	10.363206	14.016659	35.25%	22,493
2008	18.175899	10.363206	-42.98%	19,574
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.154749	10.168750	0.14%	0
2016	10.087172	10.154749	0.67%	0
2015	10.126580	10.087172	-0.39%	3,664
2014	10.155740	10.126580	-0.29%	0
2013	10.339907	10.155740	-1.78%	2,529
2012	10.129561	10.339907	2.08%	2,662
2011*	10.000000	10.129561	1.30%	2,793
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	23.768543	25.544400	7.47%	580
2016	21.244550	23.768543	11.88%	776
2015	23.683071	21.244550	-10.30%	1,013
2014	24.407728	23.683071	-2.97%	1,547
2013	15.714617	24.407728	55.32%	3,458
2012	14.228995	15.714617	10.44%	4,173
2011	15.495410	14.228995	-8.17%	3,694
2010	11.139985	15.495410	39.10%	5,827
2009	7.984362	11.139985	39.52%	5,042
2008	15.559921	7.984362	-48.69%	7,118
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.507922	29.458823	25.31%	4,885
2016	22.432763	23.507922	4.79%	4,633
2015	24.110318	22.432763	-6.96%	6,470
2014	22.634322	24.110318	6.52%	6,636
2013	17.639780	22.634322	28.31%	12,903
2012	15.730501	17.639780	12.14%	16,066
2011	16.018904	15.730501	-1.80%	15,791
2010	12.330367	16.018904	29.91%	17,434
2009	8.513709	12.330367	44.83%	18,890
2008	13.519516	8.513709	-37.03%	16,389
1192

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.862159	11.045185	1.68%	6,128
2016	8.883963	10.862159	22.27%	7,049
2015	11.592761	8.883963	-23.37%	12,016
2014	13.499464	11.592761	-14.12%	15,397
2013	12.681023	13.499464	6.45%	19,044
2012	12.604435	12.681023	0.61%	24,405
2011	16.248419	12.604435	-22.43%	23,981
2010	14.055461	16.248419	15.60%	36,098
2009	8.196967	14.055461	71.47%	41,820
2008	21.539070	8.196967	-61.94%	36,519
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	25.971004	33.884407	30.47%	18,352
2016	25.899447	25.971004	0.28%	19,992
2015	27.004924	25.899447	-4.09%	19,745
2014	26.573349	27.004924	1.62%	21,741
2013	17.207048	26.573349	54.43%	31,835
2012	13.631608	17.207048	26.23%	38,084
2011	14.648710	13.631608	-6.94%	47,288
2010	13.156147	14.648710	11.34%	66,754
2009	9.262066	13.156147	42.04%	83,683
2008	14.187653	9.262066	-34.72%	84,094
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	24.478737	27.491720	12.31%	4,145
2016	19.233389	24.478737	27.27%	3,044
2015	20.629060	19.233389	-6.77%	3,254
2014	19.515033	20.629060	5.71%	6,166
2013	14.799752	19.515033	31.86%	8,028
2012	12.633495	14.799752	17.15%	8,650
2011	14.669114	12.633495	-13.88%	9,816
2010	11.750829	14.669114	24.83%	14,721
2009	9.213958	11.750829	27.53%	15,701
2008	12.631612	9.213958	-27.06%	17,238
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	20.016742	24.336950	21.58%	17,315
2016	19.695315	20.016742	1.63%	18,534
2015	19.576104	19.695315	0.61%	20,434
2014	19.512857	19.576104	0.32%	26,991
2013	13.783248	19.512857	41.57%	43,141
2012	13.272659	13.783248	3.85%	54,721
2011	15.034472	13.272659	-11.72%	64,136
2010	11.815906	15.034472	27.24%	86,455
2009	8.881554	11.815906	33.04%	97,074
2008	14.787343	8.881554	-39.94%	98,620
1193

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	22.945966	25.491196	11.09%	16,535
2016	20.906651	22.945966	9.75%	18,035
2015	22.033924	20.906651	-5.12%	21,466
2014	20.111795	22.033924	9.56%	24,006
2013	15.048600	20.111795	33.65%	30,414
2012	12.819149	15.048600	17.39%	35,745
2011	14.005952	12.819149	-8.47%	41,018
2010	11.947985	14.005952	17.22%	55,031
2009	9.553907	11.947985	25.06%	70,381
2008	14.618006	9.553907	-34.64%	57,946
1194

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	23.127300	24.057054	4.02%	484
2016	22.472355	23.127300	2.91%	484
2015	21.728923	22.472355	3.42%	1,140
2014	16.912915	21.728923	28.48%	1,140
2013	16.944182	16.912915	-0.18%	1,140
2012	14.583961	16.944182	16.18%	175
2011	14.070885	14.583961	3.65%	189
2010	11.093411	14.070885	26.84%	0
2009	9.091936	11.093411	22.01%	0
2008	14.402082	9.091936	-36.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	25.117748	29.322403	16.74%	3,032
2016	26.118452	25.117748	-3.83%	3,228
2015	28.872336	26.118452	-9.54%	6,224
2014	30.878453	28.872336	-6.50%	12,427
2013	25.001652	30.878453	23.51%	12,892
2012	21.255696	25.001652	17.62%	14,765
2011	23.207443	21.255696	-8.41%	16,562
2010	21.635967	23.207443	7.26%	15,812
2009	17.530208	21.635967	23.42%	24,692
2008	23.935284	17.530208	-26.76%	23,972
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	20.160805	22.161842	9.93%	4,726
2016	20.019400	20.160805	0.71%	4,917
2015	20.349264	20.019400	-1.62%	7,011
2014	19.165545	20.349264	6.18%	7,411
2013	15.697866	19.165545	22.09%	7,492
2012	14.233388	15.697866	10.29%	6,618
2011	13.957983	14.233388	1.97%	17,889
2010	12.075777	13.957983	15.59%	17,810
2009	10.805705	12.075777	11.75%	31,195
2008	13.857857	10.805705	-22.02%	33,748
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	18.368323	21.892875	19.19%	4,381
2016	17.938997	18.368323	2.39%	4,380
2015	18.302273	17.938997	-1.98%	5,367
2014	16.907026	18.302273	8.25%	17,054
2013	12.830235	16.907026	31.77%	17,570
2012	10.960674	12.830235	17.06%	14,577
2011	10.923138	10.960674	0.34%	15,890
2010	9.154142	10.923138	19.32%	14,300
2009	7.478280	9.154142	22.41%	41,149
2008	11.615734	7.478280	-35.62%	37,600
1195

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	16.214241	16.646520	2.67%	7,000
2016	15.790288	16.214241	2.68%	7,536
2015	15.966224	15.790288	-1.10%	7,240
2014	15.504102	15.966224	2.98%	9,901
2013	16.043671	15.504102	-3.36%	10,270
2012	15.367275	16.043671	4.40%	28,530
2011	14.508882	15.367275	5.92%	19,138
2010	13.862661	14.508882	4.66%	20,478
2009	13.106322	13.862661	5.77%	35,702
2008	13.237654	13.106322	-0.99%	36,208
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.481799	10.762224	-13.78%	1,059
2016	9.398458	12.481799	32.81%	1,059
2015	12.230732	9.398458	-23.16%	0
2014	13.855228	12.230732	-11.72%	3,349
2013	10.987757	13.855228	26.10%	108
2012	10.981767	10.987757	0.05%	108
2011	12.237289	10.981767	-10.26%	108
2010	10.166203	12.237289	20.37%	108
2009	7.332010	10.166203	38.66%	873
2008	13.794577	7.332010	-46.85%	745
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.433867	10.738115	2.92%	955
2016	9.875969	10.433867	5.65%	955
2015	10.278942	9.875969	-3.92%	0
2014	10.395182	10.278942	-1.12%	179
2013	10.351532	10.395182	0.42%	179
2012	9.856361	10.351532	5.02%	179
2011*	10.000000	9.856361	-1.44%	179
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	20.116003	22.944976	14.06%	1,932
2016	19.055075	20.116003	5.57%	2,063
2015	19.711237	19.055075	-3.33%	1,054
2014	18.181867	19.711237	8.41%	2,432
2013	14.212481	18.181867	27.93%	1,470
2012	12.723510	14.212481	11.70%	1,752
2011	13.525052	12.723510	-5.93%	4,161
2010	11.775283	13.525052	14.86%	3,433
2009	10.120509	11.775283	16.35%	2,771
2008	16.000468	10.120509	-36.75%	4,584
1196

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.182154	17.431162	22.91%	11
2016	14.818743	14.182154	-4.30%	11
2015	14.521094	14.818743	2.05%	11
2014	14.573152	14.521094	-0.36%	11
2013	12.384060	14.573152	17.68%	11
2012	10.628804	12.384060	16.51%	718
2011	11.619294	10.628804	-8.52%	772
2010	10.255711	11.619294	13.30%	268
2009	8.188744	10.255711	25.24%	1,451
2008	14.340908	8.188744	-42.90%	3,017
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.999849	9.928029	-0.72%	4
2016	10.118204	9.999849	-1.17%	4
2015	10.249427	10.118204	-1.28%	4
2014	10.382344	10.249427	-1.28%	1,532
2013	10.516984	10.382344	-1.28%	6,523
2012	10.653751	10.516984	-1.28%	16,946
2011	10.791524	10.653751	-1.28%	18,906
2010	10.925440	10.791524	-1.23%	9,428
2009	10.957721	10.925440	-0.29%	10,281
2008	10.864716	10.957721	0.86%	3,247
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	17.966935	22.937140	27.66%	9,624
2016	17.982766	17.966935	-0.09%	9,842
2015	17.000869	17.982766	5.78%	10,944
2014	15.405226	17.000869	10.36%	23,261
2013	11.437928	15.405226	34.69%	23,425
2012	10.278930	11.437928	11.28%	25,246
2011	10.197493	10.278930	0.80%	34,751
2010	9.177195	10.197493	11.12%	34,956
2009	7.317036	9.177195	25.42%	82,553
2008	11.633411	7.317036	-37.10%	76,389
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	27.119231	28.555333	5.30%	2,894
2016	23.647638	27.119231	14.68%	2,945
2015	25.626099	23.647638	-7.72%	3,004
2014	25.478339	25.626099	0.58%	4,299
2013	23.361117	25.478339	9.06%	5,161
2012	19.950532	23.361117	17.10%	3,710
2011	19.202657	19.950532	3.89%	10,819
2010	16.938603	19.202657	13.37%	10,928
2009	11.720781	16.938603	44.52%	23,375
2008	15.189273	11.720781	-22.84%	21,469
1197

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	18.018820	21.903590	21.56%	0
2016	18.059861	18.018820	-0.23%	0
2015	18.470908	18.059861	-2.23%	0
2014	18.447944	18.470908	0.12%	0
2013	14.963130	18.447944	23.29%	0
2012	13.377786	14.963130	11.85%	527
2011	15.739132	13.377786	-15.00%	1,250
2010	13.976506	15.739132	12.61%	1,660
2009	10.338765	13.976506	35.19%	2,641
2008	18.142251	10.338765	-43.01%	1,884
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.125670	10.134505	0.09%	0
2016	10.063372	10.125670	0.62%	0
2015	10.107796	10.063372	-0.44%	1,936
2014	10.142048	10.107796	-0.34%	2,258
2013	10.331195	10.142048	-1.83%	2,258
2012	10.126160	10.331195	2.02%	322
2011*	10.000000	10.126160	1.26%	322
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	23.616586	25.368274	7.42%	0
2016	21.119394	23.616586	11.82%	0
2015	23.555491	21.119394	-10.34%	0
2014	24.288563	23.555491	-3.02%	822
2013	15.645804	24.288563	55.24%	990
2012	14.173890	15.645804	10.38%	444
2011	15.443225	14.173890	-8.22%	2,084
2010	11.108080	15.443225	39.03%	2,667
2009	7.965527	11.108080	39.45%	1,217
2008	15.531106	7.965527	-48.71%	1,975
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.370463	29.271805	25.25%	767
2016	22.312856	23.370463	4.74%	854
2015	23.993590	22.312856	-7.00%	1,064
2014	22.536144	23.993590	6.47%	2,763
2013	17.572163	22.536144	28.25%	2,857
2012	15.678162	17.572163	12.08%	2,411
2011	15.973683	15.678162	-1.85%	5,497
2010	12.301781	15.973683	29.85%	5,092
2009	8.498265	12.301781	44.76%	606
2008	13.501849	8.498265	-37.06%	604
1198

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.798586	10.975007	1.63%	443
2016	8.836438	10.798586	22.21%	443
2015	11.536588	8.836438	-23.41%	443
2014	13.440861	11.536588	-14.17%	1,537
2013	12.632368	13.440861	6.40%	1,537
2012	12.562453	12.632368	0.56%	1,887
2011	16.202496	12.562453	-22.47%	5,650
2010	14.022839	16.202496	15.54%	4,583
2009	8.182088	14.022839	71.38%	10,936
2008	21.510935	8.182088	-61.96%	5,168
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	25.760412	33.592709	30.40%	250
2016	25.702413	25.760412	0.23%	256
2015	26.813064	25.702413	-4.14%	981
2014	26.397919	26.813064	1.57%	8,349
2013	17.102099	26.397919	54.35%	8,835
2012	13.555336	17.102099	26.17%	6,677
2011	14.574112	13.555336	-6.99%	13,472
2010	13.095777	14.574112	11.29%	13,767
2009	9.224232	13.095777	41.97%	20,039
2008	14.136853	9.224232	-34.75%	17,346
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	24.322270	27.302201	12.25%	534
2016	19.120106	24.322270	27.21%	534
2015	20.517953	19.120106	-6.81%	838
2014	19.419759	20.517953	5.66%	838
2013	14.734945	19.419759	31.79%	838
2012	12.584556	14.734945	17.09%	402
2011	14.619695	12.584556	-13.92%	435
2010	11.717157	14.619695	24.77%	1,952
2009	9.192206	11.717157	27.47%	221
2008	12.608189	9.192206	-27.09%	224
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	19.854372	24.127354	21.52%	843
2016	19.545418	19.854372	1.58%	843
2015	19.436956	19.545418	0.56%	841
2014	19.383984	19.436956	0.27%	3,010
2013	13.699146	19.383984	41.50%	3,064
2012	13.198373	13.699146	3.79%	2,805
2011	14.957887	13.198373	-11.76%	4,686
2010	11.761678	14.957887	27.17%	4,691
2009	8.845278	11.761678	32.97%	5,123
2008	14.734439	8.845278	-39.97%	3,029
1199

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	22.764590	25.276949	11.04%	386
2016	20.751881	22.764590	9.70%	515
2015	21.881900	20.751881	-5.16%	515
2014	19.983141	21.881900	9.50%	538
2013	14.959904	19.983141	33.58%	892
2012	12.750071	14.959904	17.33%	1,954
2011	13.937519	12.750071	-8.52%	5,805
2010	11.895605	13.937519	17.17%	5,249
2009	9.516843	11.895605	25.00%	21,320
2008	14.568681	9.516843	-34.68%	23,505
1200

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	22.982231	23.894072	3.97%	11,967
2016	22.342669	22.982231	2.86%	15,560
2015	21.614470	22.342669	3.37%	15,705
2014	16.832345	21.614470	28.41%	15,853
2013	16.872012	16.832345	-0.24%	16,084
2012	14.529223	16.872012	16.12%	16,055
2011	14.025164	14.529223	3.59%	16,673
2010	11.062968	14.025164	26.78%	16,280
2009	9.071602	11.062968	21.95%	14,430
2008	14.377204	9.071602	-36.90%	15,882
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.913963	29.069819	16.68%	21,511
2016	25.919646	24.913963	-3.88%	32,180
2015	28.667098	25.919646	-9.58%	34,360
2014	30.674498	28.667098	-6.54%	38,243
2013	24.849103	30.674498	23.44%	43,825
2012	21.136731	24.849103	17.56%	55,840
2011	23.089227	21.136731	-8.46%	73,830
2010	21.536641	23.089227	7.21%	100,514
2009	17.458570	21.536641	23.36%	106,422
2008	23.849566	17.458570	-26.80%	93,407
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	19.997211	21.970907	9.87%	12,397
2016	19.866992	19.997211	0.66%	22,198
2015	20.204590	19.866992	-1.67%	23,446
2014	19.038921	20.204590	6.12%	25,072
2013	15.602048	19.038921	22.03%	28,501
2012	14.153707	15.602048	10.23%	30,834
2011	13.886852	14.153707	1.92%	30,014
2010	12.020317	13.886852	15.53%	49,708
2009	10.761534	12.020317	11.70%	61,013
2008	13.808231	10.761534	-22.06%	42,284
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	18.219313	21.704314	19.13%	44,161
2016	17.802456	18.219313	2.34%	56,087
2015	18.172181	17.802456	-2.03%	58,797
2014	16.795350	18.172181	8.20%	68,362
2013	12.751950	16.795350	31.71%	72,242
2012	10.899331	12.751950	17.00%	89,584
2011	10.867496	10.899331	0.29%	122,685
2010	9.112126	10.867496	19.26%	141,776
2009	7.447726	9.112126	22.35%	153,590
2008	11.574141	7.447726	-35.65%	148,428
1201

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	16.082716	16.503154	2.61%	16,492
2016	15.670112	16.082716	2.63%	23,621
2015	15.852732	15.670112	-1.15%	24,827
2014	15.401696	15.852732	2.93%	29,180
2013	15.945775	15.401696	-3.41%	32,523
2012	15.281270	15.945775	4.35%	41,670
2011	14.434968	15.281270	5.86%	51,260
2010	13.799018	14.434968	4.61%	56,133
2009	13.052756	13.799018	5.72%	62,710
2008	13.190241	13.052756	-1.04%	66,026
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.414500	10.698782	-13.82%	1,514
2016	9.352502	12.414500	32.74%	2,327
2015	12.177109	9.352502	-23.20%	2,306
2014	13.801481	12.177109	-11.77%	3,455
2013	10.950671	13.801481	26.03%	3,812
2012	10.950257	10.950671	0.00%	5,277
2011	12.208363	10.950257	-10.31%	7,553
2010	10.147310	12.208363	20.31%	8,733
2009	7.322087	10.147310	38.58%	11,083
2008	13.782912	7.322087	-46.88%	13,788
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.403941	10.701901	2.86%	0
2016	9.852629	10.403941	5.60%	0
2015	10.259851	9.852629	-3.97%	116
2014	10.381136	10.259851	-1.17%	116
2013	10.342796	10.381136	0.37%	116
2012	9.853047	10.342796	4.97%	411
2011*	10.000000	9.853047	-1.47%	148
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.987319	22.786684	14.01%	9,554
2016	18.942758	19.987319	5.51%	15,191
2015	19.604991	18.942758	-3.38%	15,302
2014	18.093047	19.604991	8.36%	15,125
2013	14.150220	18.093047	27.86%	18,399
2012	12.674199	14.150220	11.65%	20,023
2011	13.479459	12.674199	-5.97%	23,702
2010	11.741533	13.479459	14.80%	24,087
2009	10.096623	11.741533	16.29%	21,313
2008	15.970821	10.096623	-36.78%	20,348
1202

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	14.067070	17.280991	22.85%	10,127
2016	14.705934	14.067070	-4.34%	10,282
2015	14.417851	14.705934	2.00%	10,820
2014	14.476881	14.417851	-0.41%	13,683
2013	12.308472	14.476881	17.62%	14,807
2012	10.569288	12.308472	16.46%	19,141
2011	11.560074	10.569288	-8.57%	23,651
2010	10.208611	11.560074	13.24%	24,396
2009	8.155274	10.208611	25.18%	36,669
2008	14.289549	8.155274	-42.93%	33,000
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.918704	9.842479	-0.77%	6,205
2016	10.041170	9.918704	-1.22%	6,144
2015	10.176548	10.041170	-1.33%	6,556
2014	10.313747	10.176548	-1.33%	6,654
2013	10.452792	10.313747	-1.33%	19,802
2012	10.594104	10.452792	-1.33%	19,120
2011	10.736537	10.594104	-1.33%	26,996
2010	10.875279	10.736537	-1.28%	34,302
2009	10.912941	10.875279	-0.35%	24,731
2008	10.825801	10.912941	0.80%	22,054
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	17.821025	22.739384	27.60%	57,920
2016	17.845751	17.821025	-0.14%	70,566
2015	16.879887	17.845751	5.72%	75,173
2014	15.303355	16.879887	10.30%	81,367
2013	11.368044	15.303355	34.62%	89,494
2012	10.221319	11.368044	11.22%	109,991
2011	10.145480	10.221319	0.75%	134,179
2010	9.135013	10.145480	11.06%	150,879
2009	7.287096	9.135013	25.36%	172,730
2008	11.591708	7.287096	-37.14%	172,179
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.899207	28.309360	5.24%	11,236
2016	23.467644	26.899207	14.62%	16,776
2015	25.443931	23.467644	-7.77%	16,303
2014	25.310047	25.443931	0.53%	17,247
2013	23.218567	25.310047	9.01%	21,240
2012	19.838867	23.218567	17.04%	29,019
2011	19.104821	19.838867	3.84%	30,470
2010	16.860828	19.104821	13.31%	59,899
2009	11.672865	16.860828	44.44%	42,976
2008	15.134858	11.672865	-22.87%	37,038
1203

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.903625	21.752568	21.50%	7,390
2016	17.953469	17.903625	-0.28%	7,740
2015	18.371413	17.953469	-2.27%	7,760
2014	18.357870	18.371413	0.07%	7,465
2013	14.897618	18.357870	23.23%	8,302
2012	13.325980	14.897618	11.79%	7,823
2011	15.686119	13.325980	-15.05%	10,776
2010	13.936483	15.686119	12.55%	7,327
2009	10.314372	13.936483	35.12%	6,167
2008	18.108636	10.314372	-43.04%	8,678
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.096671	10.100379	0.04%	10,725
2016	10.039624	10.096671	0.57%	10,394
2015	10.089049	10.039624	-0.49%	9,170
2014	10.128362	10.089049	-0.39%	9,142
2013	10.322486	10.128362	-1.88%	8,951
2012	10.122762	10.322486	1.97%	7,193
2011*	10.000000	10.122762	1.23%	7,193
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	23.465581	25.193347	7.36%	2,317
2016	20.994962	23.465581	11.77%	2,321
2015	23.428575	20.994962	-10.39%	2,290
2014	24.169939	23.428575	-3.07%	2,487
2013	15.577280	24.169939	55.16%	4,791
2012	14.118967	15.577280	10.33%	4,997
2011	15.391166	14.118967	-8.27%	5,158
2010	11.076239	15.391166	38.96%	5,421
2009	7.946718	11.076239	39.38%	4,055
2008	15.502319	7.946718	-48.74%	1,299
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.233700	29.085814	25.19%	3,115
2016	22.193504	23.233700	4.69%	7,285
2015	23.877356	22.193504	-7.05%	7,405
2014	22.438337	23.877356	6.41%	7,671
2013	17.504752	22.438337	28.18%	7,472
2012	15.625954	17.504752	12.02%	8,325
2011	15.928539	15.625954	-1.90%	8,611
2010	12.273217	15.928539	29.78%	8,438
2009	8.482834	12.273217	44.68%	9,536
2008	13.484181	8.482834	-37.09%	9,623
1204

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.735378	10.905247	1.58%	3,926
2016	8.789146	10.735378	22.14%	4,437
2015	11.480675	8.789146	-23.44%	4,997
2014	13.382514	11.480675	-14.21%	6,713
2013	12.583906	13.382514	6.35%	9,373
2012	12.520623	12.583906	0.51%	11,647
2011	16.156723	12.520623	-22.51%	20,142
2010	13.990288	16.156723	15.49%	21,531
2009	8.167233	13.990288	71.30%	25,573
2008	21.482800	8.167233	-61.98%	23,787
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	25.551423	33.303355	30.34%	23,229
2016	25.506776	25.551423	0.18%	30,157
2015	26.622467	25.506776	-4.19%	30,840
2014	26.223562	26.622467	1.52%	44,165
2013	16.997738	26.223562	54.28%	46,273
2012	13.479462	16.997738	26.10%	59,367
2011	14.499873	13.479462	-7.04%	66,166
2010	13.035669	14.499873	11.23%	72,944
2009	9.186540	13.035669	41.90%	74,851
2008	14.086239	9.186540	-34.78%	81,588
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	24.166730	27.113908	12.20%	9,426
2016	19.007431	24.166730	27.14%	12,934
2015	20.407384	19.007431	-6.86%	12,962
2014	19.324897	20.407384	5.60%	9,860
2013	14.670400	19.324897	31.73%	10,200
2012	12.535804	14.670400	17.03%	10,800
2011	14.570436	12.535804	-13.96%	11,319
2010	11.683591	14.570436	24.71%	11,920
2009	9.170527	11.683591	27.40%	10,914
2008	12.584829	9.170527	-27.13%	12,225
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	19.693199	23.919399	21.46%	24,247
2016	19.396549	19.693199	1.53%	28,557
2015	19.298693	19.396549	0.51%	29,809
2014	19.255857	19.298693	0.22%	36,702
2013	13.615484	19.255857	41.43%	39,111
2012	13.124429	13.615484	3.74%	50,790
2011	14.881623	13.124429	-11.81%	57,657
2010	11.707629	14.881623	27.11%	62,405
2009	8.809091	11.707629	32.90%	76,646
2008	14.681628	8.809091	-40.00%	76,647
1205

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	22.584567	25.064391	10.98%	15,323
2016	20.598178	22.584567	9.64%	19,599
2015	21.730847	20.598178	-5.21%	20,989
2014	19.855264	21.730847	9.45%	22,638
2013	14.871697	19.855264	33.51%	25,292
2012	12.681333	14.871697	17.27%	33,987
2011	13.869405	12.681333	-8.57%	48,549
2010	11.843457	13.869405	17.11%	58,397
2009	9.479928	11.843457	24.93%	71,963
2008	14.519552	9.479928	-34.71%	71,019
1206

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	22.838147	23.732276	3.92%	8,057
2016	22.213811	22.838147	2.81%	10,815
2015	21.500706	22.213811	3.32%	11,757
2014	16.752237	21.500706	28.35%	8,274
2013	16.800233	16.752237	-0.29%	6,621
2012	14.474764	16.800233	16.07%	9,865
2011	13.979662	14.474764	3.54%	15,158
2010	11.032647	13.979662	26.71%	48,396
2009	9.051323	11.032647	21.89%	52,417
2008	14.352365	9.051323	-36.93%	63,771
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.711780	28.819347	16.62%	83,331
2016	25.722300	24.711780	-3.93%	94,414
2015	28.463271	25.722300	-9.63%	128,372
2014	30.471856	28.463271	-6.59%	151,664
2013	24.697448	30.471856	23.38%	214,016
2012	21.018406	24.697448	17.50%	279,198
2011	22.971594	21.018406	-8.50%	354,025
2010	21.437776	22.971594	7.15%	563,647
2009	17.387222	21.437776	23.30%	740,241
2008	23.764165	17.387222	-26.83%	774,837
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	19.834862	21.781526	9.81%	77,273
2016	19.715661	19.834862	0.60%	92,704
2015	20.060855	19.715661	-1.72%	106,548
2014	18.913066	20.060855	6.07%	109,288
2013	15.506763	18.913066	21.97%	128,300
2012	14.074404	15.506763	10.18%	137,798
2011	13.816023	14.074404	1.87%	134,512
2010	11.965071	13.816023	15.47%	177,324
2009	10.717497	11.965071	11.64%	239,870
2008	13.758704	10.717497	-22.10%	237,267
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	18.071340	21.517162	19.07%	122,609
2016	17.666805	18.071340	2.29%	140,231
2015	18.042864	17.666805	-2.08%	174,201
2014	16.684299	18.042864	8.14%	192,720
2013	12.674050	16.684299	31.64%	218,605
2012	10.838252	12.674050	16.94%	272,416
2011	10.812068	10.838252	0.24%	341,731
2010	9.070232	10.812068	19.20%	464,561
2009	7.417242	9.070232	22.29%	592,841
2008	11.532634	7.417242	-35.68%	717,024
1207

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.952172	16.360918	2.56%	93,930
2016	15.550771	15.952172	2.58%	104,153
2015	15.739977	15.550771	-1.20%	120,628
2014	15.299914	15.739977	2.88%	140,927
2013	15.848427	15.299914	-3.46%	178,221
2012	15.195699	15.848427	4.30%	286,938
2011	14.361399	15.195699	5.81%	335,530
2010	13.735645	14.361399	4.56%	508,079
2009	12.999393	13.735645	5.66%	520,676
2008	13.142968	12.999393	-1.09%	502,472
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.347435	10.635602	-13.86%	4,187
2016	9.306695	12.347435	32.67%	4,433
2015	12.123629	9.306695	-23.24%	5,705
2014	13.747846	12.123629	-11.81%	7,982
2013	10.913655	13.747846	25.97%	6,945
2012	10.918797	10.913655	-0.05%	10,532
2011	12.179450	10.918797	-10.35%	15,152
2010	10.128417	12.179450	20.25%	20,376
2009	7.312172	10.128417	38.51%	23,836
2008	13.771261	7.312172	-46.90%	24,756
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.374124	10.665845	2.81%	6,921
2016	9.829354	10.374124	5.54%	5,808
2015	10.240807	9.829354	-4.02%	9,577
2014	10.367130	10.240807	-1.22%	18,442
2013	10.334073	10.367130	0.32%	7,249
2012	9.849740	10.334073	4.92%	5,370
2011*	10.000000	9.849740	-1.50%	1,491
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.859522	22.629548	13.95%	10,692
2016	18.831149	19.859522	5.46%	12,281
2015	19.499357	18.831149	-3.43%	12,693
2014	18.004669	19.499357	8.30%	16,556
2013	14.088229	18.004669	27.80%	20,958
2012	12.625095	14.088229	11.59%	29,265
2011	13.434029	12.625095	-6.02%	44,877
2010	11.707896	13.434029	14.74%	77,245
2009	10.072796	11.707896	16.23%	89,268
2008	15.941224	10.072796	-36.81%	115,131
1208

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.952909	17.132096	22.79%	33,470
2016	14.593962	13.952909	-4.39%	37,282
2015	14.315326	14.593962	1.95%	46,588
2014	14.381221	14.315326	-0.46%	55,357
2013	12.233348	14.381221	17.56%	73,124
2012	10.510111	12.233348	16.40%	90,399
2011	11.501171	10.510111	-8.62%	102,454
2010	10.161734	11.501171	13.18%	157,760
2009	8.121931	10.161734	25.11%	177,184
2008	14.238353	8.121931	-42.96%	169,055
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.838178	9.757646	-0.82%	13,283
2016	9.964688	9.838178	-1.27%	18,431
2015	10.104159	9.964688	-1.38%	32,490
2014	10.245572	10.104159	-1.38%	24,050
2013	10.388961	10.245572	-1.38%	28,893
2012	10.534767	10.388961	-1.38%	59,341
2011	10.681798	10.534767	-1.38%	93,313
2010	10.825323	10.681798	-1.33%	94,790
2009	10.868319	10.825323	-0.40%	157,553
2008	10.787001	10.868319	0.75%	212,819
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	17.676391	22.543454	27.53%	145,396
2016	17.709864	17.676391	-0.19%	161,876
2015	16.759851	17.709864	5.67%	190,452
2014	15.202226	16.759851	10.25%	216,114
2013	11.298641	15.202226	34.55%	257,369
2012	10.164078	11.298641	11.16%	346,833
2011	10.093765	10.164078	0.70%	443,820
2010	9.093046	10.093765	11.01%	613,401
2009	7.257296	9.093046	25.30%	728,252
2008	11.550158	7.257296	-37.17%	861,244
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.680880	28.065396	5.19%	34,126
2016	23.288925	26.680880	14.56%	41,522
2015	25.262976	23.288925	-7.81%	57,812
2014	25.142776	25.262976	0.48%	72,797
2013	23.076815	25.142776	8.95%	90,203
2012	19.727767	23.076815	16.98%	127,494
2011	19.007440	19.727767	3.79%	126,533
2010	16.783392	19.007440	13.25%	156,927
2009	11.625141	16.783392	44.37%	200,597
2008	15.080637	11.625141	-22.91%	186,355
1209

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.789069	21.602464	21.44%	8,596
2016	17.847615	17.789069	-0.33%	9,718
2015	18.272357	17.847615	-2.32%	15,171
2014	18.268154	18.272357	0.02%	12,188
2013	14.832316	18.268154	23.16%	16,614
2012	13.274307	14.832316	11.74%	22,004
2011	15.633218	13.274307	-15.09%	46,417
2010	13.896517	15.633218	12.50%	67,770
2009	10.290009	13.896517	35.05%	86,189
2008	18.075056	10.290009	-43.07%	111,847
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.067719	10.066327	-0.01%	20,755
2016	10.015885	10.067719	0.52%	19,911
2015	10.070303	10.015885	-0.54%	30,264
2014	10.114675	10.070303	-0.44%	38,750
2013	10.313766	10.114675	-1.93%	44,807
2012	10.119360	10.313766	1.92%	29,416
2011*	10.000000	10.119360	1.19%	11,085
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	23.315422	25.019469	7.31%	3,414
2016	20.871164	23.315422	11.71%	3,523
2015	23.302249	20.871164	-10.43%	4,606
2014	24.051813	23.302249	-3.12%	4,837
2013	15.508993	24.051813	55.08%	4,467
2012	14.064224	15.508993	10.27%	9,350
2011	15.339259	14.064224	-8.31%	9,611
2010	11.044474	15.339259	38.89%	15,452
2009	7.927952	11.044474	39.31%	15,794
2008	15.473577	7.927952	-48.76%	14,544
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	23.097708	28.900955	25.12%	8,660
2016	22.074757	23.097708	4.63%	8,917
2015	23.761658	22.074757	-7.10%	25,258
2014	22.340925	23.761658	6.36%	25,334
2013	17.437595	22.340925	28.12%	26,889
2012	15.573917	17.437595	11.97%	30,630
2011	15.883535	15.573917	-1.95%	29,280
2010	12.244733	15.883535	29.72%	63,926
2009	8.467438	12.244733	44.61%	66,899
2008	13.466549	8.467438	-37.12%	55,722
1210

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.672471	10.835866	1.53%	22,913
2016	8.742070	10.672471	22.08%	24,343
2015	11.424981	8.742070	-23.48%	30,539
2014	13.324367	11.424981	-14.25%	35,358
2013	12.535592	13.324367	6.29%	49,543
2012	12.478898	12.535592	0.45%	67,159
2011	16.111040	12.478898	-22.54%	109,246
2010	13.957798	16.111040	15.43%	191,686
2009	8.152394	13.957798	71.21%	230,834
2008	21.454694	8.152394	-62.00%	226,763
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	25.343853	33.016138	30.27%	54,687
2016	25.312370	25.343853	0.12%	65,577
2015	26.432953	25.312370	-4.24%	86,691
2014	26.050088	26.432953	1.47%	100,254
2013	16.893851	26.050088	54.20%	119,747
2012	13.403892	16.893851	26.04%	156,515
2011	14.425883	13.403892	-7.08%	200,619
2010	12.975718	14.425883	11.18%	297,317
2009	9.148931	12.975718	41.83%	356,578
2008	14.035701	9.148931	-34.82%	387,457
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	24.012132	26.926847	12.14%	4,822
2016	18.895380	24.012132	27.08%	5,061
2015	20.297378	18.895380	-6.91%	11,723
2014	19.230467	20.297378	5.55%	12,981
2013	14.606108	19.230467	31.66%	13,280
2012	12.487204	14.606108	16.97%	16,672
2011	14.521283	12.487204	-14.01%	17,978
2010	11.650080	14.521283	24.65%	14,985
2009	9.148852	11.650080	27.34%	25,681
2008	12.561482	9.148852	-27.17%	28,159
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	19.533295	23.713205	21.40%	47,610
2016	19.248783	19.533295	1.48%	51,095
2015	19.161391	19.248783	0.46%	66,067
2014	19.128554	19.161391	0.17%	77,346
2013	13.532324	19.128554	41.35%	97,400
2012	13.050898	13.532324	3.69%	127,434
2011	14.805737	13.050898	-11.85%	159,220
2010	11.653828	14.805737	27.05%	234,582
2009	8.773057	11.653828	32.84%	273,031
2008	14.629001	8.773057	-40.03%	274,892
1211

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	22.405935	24.853588	10.92%	45,872
2016	20.445594	22.405935	9.59%	52,299
2015	21.580807	20.445594	-5.26%	75,881
2014	19.728171	21.580807	9.39%	88,078
2013	14.783989	19.728171	33.44%	107,193
2012	12.612951	14.783989	17.21%	134,806
2011	13.801594	12.612951	-8.61%	156,744
2010	11.791530	13.801594	17.05%	219,855
2009	9.443149	11.791530	24.87%	273,309
2008	14.470565	9.443149	-34.74%	295,795
1212

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	22.694818	23.571424	3.86%	83
2016	22.085557	22.694818	2.76%	133
2015	21.387408	22.085557	3.26%	632
2014	16.672403	21.387408	28.28%	372
2013	16.728664	16.672403	-0.34%	484
2012	14.420424	16.728664	16.01%	589
2011	13.934228	14.420424	3.49%	684
2010	11.002362	13.934228	26.65%	2,684
2009	9.031064	11.002362	21.83%	3,720
2008	14.327548	9.031064	-36.97%	3,827
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.511105	28.570867	16.56%	21,180
2016	25.526333	24.511105	-3.98%	26,402
2015	28.260758	25.526333	-9.68%	40,027
2014	30.270409	28.260758	-6.64%	48,838
2013	24.546613	30.270409	23.32%	65,730
2012	20.900660	24.546613	17.44%	101,028
2011	22.854476	20.900660	-8.55%	135,596
2010	21.339290	22.854476	7.10%	214,537
2009	17.316121	21.339290	23.23%	265,268
2008	23.679006	17.316121	-26.87%	256,617
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	19.673725	21.593656	9.76%	28,319
2016	19.565397	19.673725	0.55%	30,413
2015	19.918062	19.565397	-1.77%	34,540
2014	18.787972	19.918062	6.01%	33,743
2013	15.412023	18.787972	21.90%	36,437
2012	13.995530	15.412023	10.12%	45,377
2011	13.745560	13.995530	1.82%	52,854
2010	11.910088	13.745560	15.41%	78,159
2009	10.673658	11.910088	11.58%	84,437
2008	13.709383	10.673658	-22.14%	90,756
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	17.924546	21.331595	19.01%	45,758
2016	17.532155	17.924546	2.24%	56,431
2015	17.914440	17.532155	-2.13%	63,436
2014	16.573946	17.914440	8.09%	74,734
2013	12.596607	16.573946	31.57%	96,747
2012	10.777496	12.596607	16.88%	126,802
2011	10.756905	10.777496	0.19%	151,529
2010	9.028535	10.756905	19.14%	248,328
2009	7.386893	9.028535	22.22%	288,985
2008	11.491282	7.386893	-35.72%	326,308
1213

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.822673	16.219900	2.51%	32,833
2016	15.432334	15.822673	2.53%	38,171
2015	15.628036	15.432334	-1.25%	36,344
2014	15.198793	15.628036	2.82%	39,942
2013	15.751679	15.198793	-3.51%	48,983
2012	15.110604	15.751679	4.24%	87,523
2011	14.288186	15.110604	5.76%	90,814
2010	13.672558	14.288186	4.50%	125,162
2009	12.946253	13.672558	5.61%	137,229
2008	13.095882	12.946253	-1.14%	138,022
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.280788	10.572854	-13.91%	1,069
2016	9.261143	12.280788	32.61%	2,373
2015	12.070428	9.261143	-23.27%	3,495
2014	13.694481	12.070428	-11.86%	6,547
2013	10.876792	13.694481	25.91%	7,274
2012	10.887452	10.876792	-0.10%	5,756
2011	12.150640	10.887452	-10.40%	6,067
2010	10.109575	12.150640	20.19%	6,163
2009	7.302270	10.109575	38.44%	6,416
2008	13.759609	7.302270	-46.93%	4,422
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.344368	10.629877	2.76%	8,023
2016	9.806123	10.344368	5.49%	8,023
2015	10.221787	9.806123	-4.07%	8,023
2014	10.353117	10.221787	-1.27%	8,023
2013	10.325349	10.353117	0.27%	4,021
2012	9.846420	10.325349	4.86%	4,564
2011*	10.000000	9.846420	-1.54%	3,013
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.732420	22.473357	13.89%	5,909
2016	18.720089	19.732420	5.41%	8,450
2015	19.394194	18.720089	-3.48%	8,553
2014	17.916651	19.394194	8.25%	10,756
2013	14.026468	17.916651	27.73%	14,180
2012	12.576143	14.026468	11.53%	18,717
2011	13.388716	12.576143	-6.07%	23,563
2010	11.674312	13.388716	14.69%	28,473
2009	10.048999	11.674312	16.17%	30,586
2008	15.911657	10.048999	-36.85%	35,005
1214

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.839460	16.984202	22.72%	7,991
2016	14.482624	13.839460	-4.44%	9,112
2015	14.213337	14.482624	1.89%	19,976
2014	14.286017	14.213337	-0.51%	19,903
2013	12.158521	14.286017	17.50%	21,436
2012	10.451139	12.158521	16.34%	27,122
2011	11.442428	10.451139	-8.66%	29,055
2010	10.114961	11.442428	13.12%	42,252
2009	8.088650	10.114961	25.05%	48,557
2008	14.187243	8.088650	-42.99%	56,372
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.758269	9.673500	-0.87%	18,901
2016	9.888748	9.758269	-1.32%	18,998
2015	10.032240	9.888748	-1.43%	6,219
2014	10.177804	10.032240	-1.43%	25,221
2013	10.325483	10.177804	-1.43%	27,513
2012	10.475726	10.325483	-1.43%	11,838
2011	10.627308	10.475726	-1.43%	37,323
2010	10.775566	10.627308	-1.38%	48,900
2009	10.823855	10.775566	-0.45%	84,985
2008	10.748321	10.823855	0.70%	155,112
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	17.532728	22.348937	27.47%	61,199
2016	17.574818	17.532728	-0.24%	74,661
2015	16.640486	17.574818	5.61%	82,044
2014	15.101619	16.640486	10.19%	93,434
2013	11.229559	15.101619	34.48%	128,462
2012	10.107079	11.229559	11.11%	166,465
2011	10.042237	10.107079	0.65%	221,103
2010	9.051220	10.042237	10.95%	352,665
2009	7.227579	9.051220	25.23%	419,411
2008	11.508722	7.227579	-37.20%	449,234
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.464240	27.823444	5.14%	24,668
2016	23.111513	26.464240	14.51%	26,219
2015	25.083245	23.111513	-7.86%	28,347
2014	24.976564	25.083245	0.43%	30,365
2013	22.935881	24.976564	8.90%	35,423
2012	19.617255	22.935881	16.92%	39,889
2011	18.910527	19.617255	3.74%	48,217
2010	16.706287	18.910527	13.19%	49,784
2009	11.577595	16.706287	44.30%	50,626
2008	15.026569	11.577595	-22.95%	43,831
1215

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.675253	21.453406	21.38%	3,954
2016	17.742401	17.675253	-0.38%	5,024
2015	18.173852	17.742401	-2.37%	3,495
2014	18.178886	18.173852	-0.03%	3,209
2013	14.767325	18.178886	23.10%	3,223
2012	13.222863	14.767325	11.68%	3,263
2011	15.580528	13.222863	-15.13%	4,846
2010	13.856693	15.580528	12.44%	4,986
2009	10.265731	13.856693	34.98%	7,918
2008	18.041562	10.265731	-43.10%	8,332
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.038831	10.032371	-0.06%	2,956
2016	9.992215	10.038831	0.47%	3,229
2015	10.051594	9.992215	-0.59%	759
2014	10.101008	10.051594	-0.49%	813
2013	10.305056	10.101008	-1.98%	17,670
2012	10.115957	10.305056	1.87%	1,399
2011*	10.000000	10.115957	1.16%	1,184
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	23.166165	24.846742	7.25%	301
2016	20.748044	23.166165	11.65%	317
2015	23.176551	20.748044	-10.48%	335
2014	23.934225	23.176551	-3.17%	1,291
2013	15.440983	23.934225	55.00%	1,339
2012	14.009674	15.440983	10.22%	758
2011	15.287512	14.009674	-8.36%	892
2010	11.012783	15.287512	38.82%	2,300
2009	7.909214	11.012783	39.24%	1,849
2008	15.444874	7.909214	-48.79%	1,200
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.962421	28.717162	25.06%	6,770
2016	21.956563	22.962421	4.58%	8,056
2015	23.646416	21.956563	-7.15%	6,713
2014	22.243862	23.646416	6.31%	8,190
2013	17.370636	22.243862	28.05%	8,611
2012	15.522004	17.370636	11.91%	11,986
2011	15.838607	15.522004	-2.00%	10,612
2010	12.216300	15.838607	29.65%	19,000
2009	8.452058	12.216300	44.54%	26,848
2008	13.448928	8.452058	-37.15%	12,598
1216

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.609922	10.766921	1.48%	5,150
2016	8.695233	10.609922	22.02%	7,465
2015	11.369552	8.695233	-23.52%	9,275
2014	13.266454	11.369552	-14.30%	11,031
2013	12.487431	13.266454	6.24%	13,008
2012	12.437288	12.487431	0.40%	17,452
2011	16.065455	12.437288	-22.58%	31,733
2010	13.925363	16.065455	15.37%	47,409
2009	8.137576	13.925363	71.12%	70,871
2008	21.426607	8.137576	-62.02%	48,262
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	25.138048	32.731488	30.21%	11,878
2016	25.119519	25.138048	0.07%	15,699
2015	26.244884	25.119519	-4.29%	18,766
2014	25.877875	26.244884	1.42%	22,721
2013	16.790665	25.877875	54.12%	22,524
2012	13.328794	16.790665	25.97%	25,771
2011	14.352317	13.328794	-7.13%	31,290
2010	12.916083	14.352317	11.12%	37,371
2009	9.111503	12.916083	41.76%	52,489
2008	13.985403	9.111503	-34.85%	47,715
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	23.858432	26.740970	12.08%	1,367
2016	18.783927	23.858432	27.02%	1,472
2015	20.187891	18.783927	-6.95%	2,130
2014	19.136451	20.187891	5.49%	4,738
2013	14.542065	19.136451	31.59%	4,988
2012	12.438778	14.542065	16.91%	4,421
2011	14.472308	12.438778	-14.05%	7,039
2010	11.616664	14.472308	24.58%	5,210
2009	9.127238	11.616664	27.27%	7,020
2008	12.538169	9.127238	-27.20%	7,097
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	19.374621	23.508679	21.34%	9,474
2016	19.102087	19.374621	1.43%	11,953
2015	19.025002	19.102087	0.41%	13,378
2014	19.002043	19.025002	0.12%	16,841
2013	13.449633	19.002043	41.28%	16,819
2012	12.977747	13.449633	3.64%	20,616
2011	14.730215	12.977747	-11.90%	19,720
2010	11.600255	14.730215	26.98%	25,564
2009	8.737149	11.600255	32.77%	31,237
2008	14.576533	8.737149	-40.06%	33,503
1217

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	22.228545	24.644357	10.87%	14,523
2016	20.293980	22.228545	9.53%	18,139
2015	21.431654	20.293980	-5.31%	20,669
2014	19.601767	21.431654	9.34%	28,209
2013	14.696713	19.601767	33.38%	43,694
2012	12.544862	14.696713	17.15%	60,447
2011	13.734047	12.544862	-8.66%	76,007
2010	11.739761	13.734047	16.99%	138,524
2009	9.406465	11.739761	24.81%	159,802
2008	14.421691	9.406465	-34.78%	179,803
1218

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	22.552363	23.411610	3.81%	515
2016	21.958015	22.552363	2.71%	516
2015	21.274697	21.958015	3.21%	568
2014	16.592943	21.274697	28.22%	629
2013	16.657383	16.592943	-0.39%	684
2012	14.366281	16.657383	15.95%	655
2011	13.888934	14.366281	3.44%	4,034
2010	10.972156	13.888934	26.58%	3,786
2009	9.010845	10.972156	21.77%	4,776
2008	14.302763	9.010845	-37.00%	5,423
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.311928	28.324366	16.50%	11,894
2016	25.331730	24.311928	-4.03%	17,727
2015	28.059565	25.331730	-9.72%	28,958
2014	30.070173	28.059565	-6.69%	33,086
2013	24.396615	30.070173	23.26%	35,484
2012	20.783511	24.396615	17.38%	39,161
2011	22.737900	20.783511	-8.60%	48,815
2010	21.241206	22.737900	7.05%	77,067
2009	17.245268	21.241206	23.17%	83,166
2008	23.594111	17.245268	-26.91%	69,861
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	19.513926	21.407439	9.70%	7,631
2016	19.416304	19.513926	0.50%	5,196
2015	19.776318	19.416304	-1.82%	7,294
2014	18.663740	19.776318	5.96%	6,299
2013	15.317873	18.663740	21.84%	6,725
2012	13.917116	15.317873	10.06%	8,794
2011	13.675472	13.917116	1.77%	11,365
2010	11.855361	13.675472	15.35%	14,387
2009	10.630008	11.855361	11.53%	20,757
2008	13.660253	10.630008	-22.18%	27,459
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	17.778907	21.147560	18.95%	32,159
2016	17.398511	17.778907	2.19%	33,387
2015	17.786902	17.398511	-2.18%	59,324
2014	16.464305	17.786902	8.03%	62,180
2013	12.519625	16.464305	31.51%	64,692
2012	10.717085	12.519625	16.82%	68,302
2011	10.702011	10.717085	0.14%	98,836
2010	8.987013	10.702011	19.08%	110,186
2009	7.356649	8.987013	22.16%	142,990
2008	11.450056	7.356649	-35.75%	151,378
1219

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.694054	16.079915	2.46%	16,267
2016	15.314646	15.694054	2.48%	17,526
2015	15.516722	15.314646	-1.30%	55,151
2014	15.098201	15.516722	2.77%	64,607
2013	15.655361	15.098201	-3.56%	69,460
2012	15.025856	15.655361	4.19%	69,458
2011	14.215248	15.025856	5.70%	43,698
2010	13.609656	14.215248	4.45%	56,249
2009	12.893227	13.609656	5.56%	63,650
2008	13.048862	12.893227	-1.19%	57,134
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.214456	10.510415	-13.95%	0
2016	9.215791	12.214456	32.54%	0
2015	12.017428	9.215791	-23.31%	0
2014	13.641281	12.017428	-11.90%	506
2013	10.840037	13.641281	25.84%	506
2012	10.856184	10.840037	-0.15%	506
2011	12.121889	10.856184	-10.44%	506
2010	10.090761	12.121889	20.13%	2,760
2009	7.292379	10.090761	38.37%	2,858
2008	13.747959	7.292379	-46.96%	1,012
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.314690	10.594018	2.71%	929
2016	9.782928	10.314690	5.44%	545
2015	10.202796	9.782928	-4.12%	15,702
2014	10.339128	10.202796	-1.32%	15,730
2013	10.316621	10.339128	0.22%	15,757
2012	9.843111	10.316621	4.81%	15,781
2011*	10.000000	9.843111	-1.57%	675
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.606033	22.318114	13.83%	3,992
2016	18.609609	19.606033	5.35%	4,002
2015	19.289530	18.609609	-3.52%	4,078
2014	17.829013	19.289530	8.19%	4,152
2013	13.964936	17.829013	27.67%	4,279
2012	12.527339	13.964936	11.48%	3,356
2011	13.343524	12.527339	-6.12%	7,813
2010	11.640805	13.343524	14.63%	8,404
2009	10.025248	11.640805	16.11%	13,926
2008	15.882122	10.025248	-36.88%	13,615
1220

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.727066	16.837756	22.66%	6,773
2016	14.372281	13.727066	-4.49%	7,073
2015	14.112195	14.372281	1.84%	17,666
2014	14.191551	14.112195	-0.56%	17,889
2013	12.084250	14.191551	17.44%	19,670
2012	10.392587	12.084250	16.28%	20,358
2011	11.384104	10.392587	-8.71%	65,546
2010	10.068497	11.384104	13.07%	75,796
2009	8.055580	10.068497	24.99%	75,023
2008	14.136404	8.055580	-43.02%	69,444
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.678974	9.590034	-0.92%	6,744
2016	9.813357	9.678974	-1.37%	6,770
2015	9.960803	9.813357	-1.48%	6,791
2014	10.110462	9.960803	-1.48%	7,068
2013	10.262376	10.110462	-1.48%	7,936
2012	10.417000	10.262376	-1.48%	6,756
2011	10.573080	10.417000	-1.48%	34,507
2010	10.726018	10.573080	-1.43%	33,596
2009	10.779554	10.726018	-0.50%	33,248
2008	10.709763	10.779554	0.65%	42,171
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	17.390286	22.156161	27.41%	39,138
2016	17.440859	17.390286	-0.29%	40,987
2015	16.522034	17.440859	5.56%	66,622
2014	15.001724	16.522034	10.13%	73,012
2013	11.160934	15.001724	34.41%	76,548
2012	10.050414	11.160934	11.05%	83,514
2011	9.990997	10.050414	0.59%	133,403
2010	9.009596	9.990997	10.89%	150,878
2009	7.197988	9.009596	25.17%	188,110
2008	11.467447	7.197988	-37.23%	194,296
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.249213	27.583416	5.08%	15,746
2016	22.935318	26.249213	14.45%	14,546
2015	24.904659	22.935318	-7.91%	24,926
2014	24.811322	24.904659	0.38%	27,802
2013	22.795703	24.811322	8.84%	28,677
2012	19.507277	22.795703	16.86%	29,248
2011	18.814028	19.507277	3.68%	25,185
2010	16.629468	18.814028	13.14%	35,224
2009	11.530197	16.629468	44.23%	49,197
2008	14.972658	11.530197	-22.99%	37,015
1221

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.562053	21.305245	21.31%	4,795
2016	17.637694	17.562053	-0.43%	4,838
2015	18.075772	17.637694	-2.42%	11,948
2014	18.089964	18.075772	-0.08%	11,934
2013	14.702544	18.089964	23.04%	12,790
2012	13.171560	14.702544	11.62%	12,799
2011	15.527959	13.171560	-15.18%	5,483
2010	13.816939	15.527959	12.38%	8,732
2009	10.241473	13.816939	34.91%	9,927
2008	18.008085	10.241473	-43.13%	9,206
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	10.010048	9.998546	-0.11%	1,361
2016	9.968602	10.010048	0.42%	1,221
2015	10.032926	9.968602	-0.64%	1,280
2014	10.087359	10.032926	-0.54%	1,342
2013	10.296350	10.087359	-2.03%	1,402
2012	10.112554	10.296350	1.82%	0
2011*	10.000000	10.112554	1.13%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	23.017804	24.675122	7.20%	295
2016	20.625596	23.017804	11.60%	294
2015	23.051478	20.625596	-10.52%	292
2014	23.817151	23.051478	-3.21%	294
2013	15.373241	23.817151	54.93%	284
2012	13.955314	15.373241	10.16%	316
2011	15.235905	13.955314	-8.41%	315
2010	10.981172	15.235905	38.75%	280
2009	7.890513	10.981172	39.17%	287
2008	15.416192	7.890513	-48.82%	406
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.827858	28.534447	25.00%	3,823
2016	21.838948	22.827858	4.53%	2,789
2015	23.531700	21.838948	-7.19%	8,705
2014	22.147186	23.531700	6.25%	9,773
2013	17.303914	22.147186	27.99%	9,707
2012	15.470246	17.303914	11.85%	10,857
2011	15.793798	15.470246	-2.05%	5,288
2010	12.187896	15.793798	29.59%	7,286
2009	8.436686	12.187896	44.46%	3,896
2008	13.431292	8.436686	-37.19%	3,137
1222

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.547688	10.698342	1.43%	2,964
2016	8.648612	10.547688	21.96%	4,347
2015	11.314338	8.648612	-23.56%	11,625
2014	13.208740	11.314338	-14.34%	12,009
2013	12.439432	13.208740	6.18%	12,140
2012	12.395779	12.439432	0.35%	11,796
2011	16.019968	12.395779	-22.62%	6,157
2010	13.892971	16.019968	15.31%	10,419
2009	8.122768	13.892971	71.04%	13,975
2008	21.398539	8.122768	-62.04%	11,279
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.933757	32.449072	30.14%	12,690
2016	24.927989	24.933757	0.02%	12,415
2015	26.058004	24.927989	-4.34%	14,311
2014	25.706645	26.058004	1.37%	14,549
2013	16.688020	25.706645	54.04%	16,879
2012	13.254050	16.688020	25.91%	17,844
2011	14.279070	13.254050	-7.18%	33,795
2010	12.856680	14.279070	11.06%	46,371
2009	9.074204	12.856680	41.68%	49,943
2008	13.935228	9.074204	-34.88%	47,673
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	23.705657	26.556290	12.03%	1,181
2016	18.673084	23.705657	26.95%	1,178
2015	20.078955	18.673084	-7.00%	1,216
2014	19.042853	20.078955	5.44%	1,215
2013	14.478279	19.042853	31.53%	1,210
2012	12.390514	14.478279	16.85%	1,226
2011	14.423459	12.390514	-14.09%	1,985
2010	11.583328	14.423459	24.52%	2,536
2009	9.105666	11.583328	27.21%	1,741
2008	12.514905	9.105666	-27.24%	3,482
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	19.217164	23.305844	21.28%	11,034
2016	18.956422	19.217164	1.38%	11,158
2015	18.889513	18.956422	0.35%	17,652
2014	18.876294	18.889513	0.07%	18,244
2013	13.367405	18.876294	41.21%	19,692
2012	12.904972	13.367405	3.58%	20,512
2011	14.655031	12.904972	-11.94%	48,562
2010	11.546893	14.655031	26.92%	56,047
2009	8.701372	11.546893	32.70%	62,711
2008	14.524238	8.701372	-40.09%	59,459
1223

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	22.052536	24.436854	10.81%	14,085
2016	20.143489	22.052536	9.48%	15,147
2015	21.283520	20.143489	-5.36%	34,695
2014	19.476159	21.283520	9.28%	35,868
2013	14.609939	19.476159	33.31%	38,326
2012	12.477137	14.609939	17.09%	39,781
2011	13.666821	12.477137	-8.70%	33,332
2010	11.688226	13.666821	16.93%	41,650
2009	9.369914	11.688226	24.74%	52,232
2008	14.372973	9.369914	-34.81%	41,709
1224

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	22.410688	23.252769	3.76%	6,776
2016	21.831122	22.410688	2.65%	6,955
2015	21.162487	21.831122	3.16%	8,534
2014	16.513804	21.162487	28.15%	9,467
2013	16.586365	16.513804	-0.44%	16,824
2012	14.312311	16.586365	15.89%	13,459
2011	13.843765	14.312311	3.38%	28,747
2010	10.942016	13.843765	26.52%	32,103
2009	8.990664	10.942016	21.70%	38,034
2008	14.278028	8.990664	-37.03%	41,227
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	24.114262	28.079874	16.45%	54,053
2016	25.138489	24.114262	-4.07%	64,033
2015	27.859664	25.138489	-9.77%	86,462
2014	29.871123	27.859664	-6.73%	92,509
2013	24.247409	29.871123	23.19%	121,102
2012	20.666910	24.247409	17.32%	150,462
2011	22.621790	20.666910	-8.64%	247,158
2010	21.143472	22.621790	6.99%	349,918
2009	17.174627	21.143472	23.11%	458,504
2008	23.509409	17.174627	-26.95%	439,520
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	19.355246	21.222615	9.65%	31,070
2016	19.268169	19.355246	0.45%	35,879
2015	19.635402	19.268169	-1.87%	42,760
2014	18.540170	19.635402	5.91%	41,856
2013	15.224179	18.540170	21.78%	54,645
2012	13.839018	15.224179	10.01%	63,127
2011	13.605616	13.839018	1.72%	62,110
2010	11.800790	13.605616	15.29%	70,848
2009	10.586444	11.800790	11.47%	76,652
2008	13.611188	10.586444	-22.22%	73,221
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	17.634259	20.964893	18.89%	78,541
2016	17.265696	17.634259	2.13%	85,768
2015	17.660098	17.265696	-2.23%	105,727
2014	16.355233	17.660098	7.98%	111,354
2013	12.442990	16.355233	31.44%	139,708
2012	10.656901	12.442990	16.76%	159,619
2011	10.647320	10.656901	0.09%	244,948
2010	8.945635	10.647320	19.02%	329,988
2009	7.326494	8.945635	22.10%	403,665
2008	11.408936	7.326494	-35.78%	398,963
1225

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.566481	15.941139	2.41%	41,024
2016	15.197840	15.566481	2.43%	46,793
2015	15.406194	15.197840	-1.35%	52,714
2014	14.998262	15.406194	2.72%	55,302
2013	15.559633	14.998262	-3.61%	68,808
2012	14.941590	15.559633	4.14%	109,157
2011	14.142680	14.941590	5.65%	133,252
2010	13.547066	14.142680	4.40%	148,241
2009	12.840453	13.547066	5.50%	175,823
2008	13.002051	12.840453	-1.24%	137,142
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.148443	10.448319	-13.99%	11,031
2016	9.170620	12.148443	32.47%	12,089
2015	11.964611	9.170620	-23.35%	14,100
2014	13.588234	11.964611	-11.95%	14,562
2013	10.803363	13.588234	25.78%	23,020
2012	10.824965	10.803363	-0.20%	26,587
2011	12.093154	10.824965	-10.49%	34,131
2010	10.071963	12.093154	20.07%	46,478
2009	7.282488	10.071963	38.30%	49,372
2008	13.736314	7.282488	-46.98%	38,179
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.285079	10.558256	2.66%	5,807
2016	9.759788	10.285079	5.38%	5,983
2015	10.183830	9.759788	-4.16%	10,062
2014	10.325141	10.183830	-1.37%	10,376
2013	10.307905	10.325141	0.17%	12,204
2012	9.839798	10.307905	4.76%	4,013
2011*	10.000000	9.839798	-1.60%	2,599
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.480436	22.163935	13.78%	6,166
2016	18.499755	19.480436	5.30%	9,066
2015	19.185405	18.499755	-3.57%	10,585
2014	17.741776	19.185405	8.14%	12,843
2013	13.903662	17.741776	27.61%	24,117
2012	12.478724	13.903662	11.42%	24,371
2011	13.298475	12.478724	-6.16%	45,270
2010	11.607390	13.298475	14.57%	54,079
2009	10.001546	11.607390	16.06%	66,090
2008	15.852647	10.001546	-36.91%	78,168
1226

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.615447	16.692392	22.60%	30,483
2016	14.262645	13.615447	-4.54%	36,017
2015	14.011661	14.262645	1.79%	35,111
2014	14.097610	14.011661	-0.61%	40,119
2013	12.010342	14.097610	17.38%	48,807
2012	10.334275	12.010342	16.22%	64,934
2011	11.325953	10.334275	-8.76%	79,600
2010	10.022147	11.325953	13.01%	108,925
2009	8.022569	10.022147	24.92%	136,151
2008	14.085650	8.022569	-43.04%	81,468
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.600279	9.507248	-0.97%	10,005
2016	9.738493	9.600279	-1.42%	10,387
2015	9.889841	9.738493	-1.53%	11,140
2014	10.043530	9.889841	-1.53%	13,829
2013	10.199619	10.043530	-1.53%	18,628
2012	10.358564	10.199619	-1.53%	34,450
2011	10.519093	10.358564	-1.53%	57,896
2010	10.676668	10.519093	-1.48%	68,825
2009	10.735405	10.676668	-0.55%	127,047
2008	10.671317	10.735405	0.60%	282,650
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	17.248858	21.964852	27.34%	89,552
2016	17.307780	17.248858	-0.34%	99,359
2015	16.404286	17.307780	5.51%	111,397
2014	14.902380	16.404286	10.08%	115,003
2013	11.092659	14.902380	34.34%	148,138
2012	9.994012	11.092659	10.99%	181,883
2011	9.939959	9.994012	0.54%	253,487
2010	8.968121	9.939959	10.84%	331,982
2009	7.168490	8.968121	25.10%	418,992
2008	11.426256	7.168490	-37.26%	417,633
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	26.035905	27.345419	5.03%	29,081
2016	22.760450	26.035905	14.39%	31,733
2015	24.727334	22.760450	-7.95%	49,382
2014	24.647173	24.727334	0.33%	52,403
2013	22.656384	24.647173	8.79%	51,624
2012	19.397924	22.656384	16.80%	83,082
2011	18.718039	19.397924	3.63%	87,465
2010	16.553018	18.718039	13.08%	94,124
2009	11.483012	16.553018	44.15%	138,966
2008	14.918970	11.483012	-23.03%	93,535
1227

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.449524	21.158005	21.25%	9,103
2016	17.533552	17.449524	-0.48%	11,013
2015	17.978184	17.533552	-2.47%	12,374
2014	18.001439	17.978184	-0.13%	13,771
2013	14.638015	18.001439	22.98%	23,262
2012	13.120412	14.638015	11.57%	27,834
2011	15.475507	13.120412	-15.22%	38,737
2010	13.777250	15.475507	12.33%	42,347
2009	10.217239	13.777250	34.84%	61,620
2008	17.974638	10.217239	-43.16%	56,785
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.981274	9.964759	-0.17%	19,172
2016	9.944984	9.981274	0.36%	20,091
2015	10.014251	9.944984	-0.69%	28,959
2014	10.073701	10.014251	-0.59%	32,358
2013	10.287642	10.073701	-2.08%	32,754
2012	10.109149	10.287642	1.77%	28,947
2011*	10.000000	10.109149	1.09%	1,974
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	22.870334	24.504630	7.15%	2,082
2016	20.503836	22.870334	11.54%	2,033
2015	22.927043	20.503836	-10.57%	2,003
2014	23.700611	22.927043	-3.26%	2,051
2013	15.305788	23.700611	54.85%	2,132
2012	13.901150	15.305788	10.10%	3,046
2011	15.184469	13.901150	-8.45%	2,990
2010	10.949649	15.184469	38.68%	4,682
2009	7.871860	10.949649	39.10%	6,145
2008	15.387579	7.871860	-48.84%	5,454
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.694004	28.352777	24.94%	7,579
2016	21.721890	22.694004	4.48%	9,134
2015	23.417464	21.721890	-7.24%	10,120
2014	22.050877	23.417464	6.20%	10,906
2013	17.237411	22.050877	27.92%	14,736
2012	15.418643	17.237411	11.80%	17,193
2011	15.749092	15.418643	-2.10%	23,175
2010	12.159572	15.749092	29.52%	29,562
2009	8.421348	12.159572	44.39%	28,237
2008	13.413699	8.421348	-37.22%	14,536
1228

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.485823	10.630219	1.38%	19,075
2016	8.602237	10.485823	21.90%	21,873
2015	11.259404	8.602237	-23.60%	27,179
2014	13.151303	11.259404	-14.39%	28,412
2013	12.391620	13.151303	6.13%	39,413
2012	12.354431	12.391620	0.30%	62,583
2011	15.974616	12.354431	-22.66%	116,415
2010	13.860664	15.974616	15.25%	187,290
2009	8.108001	13.860664	70.95%	238,317
2008	21.370513	8.108001	-62.06%	181,883
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.731040	32.168980	30.08%	49,762
2016	24.737850	24.731040	-0.03%	57,328
2015	25.872380	24.737850	-4.39%	67,453
2014	25.536493	25.872380	1.32%	69,090
2013	16.585968	25.536493	53.96%	81,204
2012	13.179698	16.585968	25.84%	95,693
2011	14.206166	13.179698	-7.23%	153,834
2010	12.797534	14.206166	11.01%	205,336
2009	9.037038	12.797534	41.61%	251,433
2008	13.885225	9.037038	-34.92%	215,952
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	23.553788	26.372796	11.97%	4,230
2016	18.562847	23.553788	26.89%	4,943
2015	19.970554	18.562847	-7.05%	5,321
2014	18.949660	19.970554	5.39%	6,106
2013	14.414740	18.949660	31.46%	8,606
2012	12.342411	14.414740	16.79%	8,596
2011	14.374753	12.342411	-14.14%	9,072
2010	11.550073	14.374753	24.46%	15,226
2009	9.084140	11.550073	27.15%	14,950
2008	12.491660	9.084140	-27.28%	16,400
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	19.060853	23.104572	21.21%	31,056
2016	18.811751	19.060853	1.32%	35,586
2015	18.754864	18.811751	0.30%	41,573
2014	18.751269	18.754864	0.02%	45,558
2013	13.285604	18.751269	41.14%	60,614
2012	12.832527	13.285604	3.53%	75,724
2011	14.580154	12.832527	-11.99%	90,250
2010	11.493726	14.580154	26.85%	112,616
2009	8.665708	11.493726	32.63%	120,374
2008	14.472082	8.665708	-40.12%	101,314
1229

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	21.877878	24.231043	10.76%	27,235
2016	19.994065	21.877878	9.42%	28,984
2015	21.136379	19.994065	-5.40%	35,760
2014	19.351335	21.136379	9.22%	37,665
2013	14.523673	19.351335	33.24%	40,251
2012	12.409781	14.523673	17.03%	48,485
2011	13.599937	12.409781	-8.75%	79,221
2010	11.636919	13.599937	16.87%	107,157
2009	9.333524	11.636919	24.68%	131,513
2008	14.324430	9.333524	-34.84%	130,874
1230

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	22.269833	23.094927	3.70%	2,110
2016	21.704888	22.269833	2.60%	2,042
2015	21.050810	21.704888	3.11%	2,205
2014	16.435000	21.050810	28.09%	2,683
2013	16.515598	16.435000	-0.49%	3,445
2012	14.258505	16.515598	15.83%	7,936
2011	13.798726	14.258505	3.33%	8,197
2010	10.911947	13.798726	26.46%	10,250
2009	8.970521	10.911947	21.64%	11,971
2008	14.253313	8.970521	-37.06%	14,590
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.918137	27.837394	16.39%	26,246
2016	24.946678	23.918137	-4.12%	27,820
2015	27.661144	24.946678	-9.81%	39,003
2014	29.673349	27.661144	-6.78%	46,056
2013	24.099106	29.673349	23.13%	73,649
2012	20.550976	24.099106	17.27%	93,838
2011	22.506313	20.550976	-8.69%	114,897
2010	21.046219	22.506313	6.94%	173,244
2009	17.104303	21.046219	23.05%	238,198
2008	23.425054	17.104303	-26.98%	250,180
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	19.197775	21.039277	9.59%	34,483
2016	19.121097	19.197775	0.40%	33,498
2015	19.495438	19.121097	-1.92%	36,323
2014	18.417371	19.495438	5.85%	37,868
2013	15.131026	18.417371	21.72%	39,567
2012	13.761353	15.131026	9.95%	40,784
2011	13.536115	13.761353	1.66%	47,796
2010	11.746466	13.536115	15.24%	71,163
2009	10.543062	11.746466	11.41%	79,255
2008	13.562316	10.543062	-22.26%	87,835
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	17.490793	20.783814	18.83%	54,290
2016	17.133911	17.490793	2.08%	58,823
2015	17.534209	17.133911	-2.28%	62,241
2014	16.246892	17.534209	7.92%	64,179
2013	12.366853	16.246892	31.37%	94,178
2012	10.597085	12.366853	16.70%	121,915
2011	10.592928	10.597085	0.04%	150,500
2010	8.904449	10.592928	18.96%	211,462
2009	7.296465	8.904449	22.04%	290,671
2008	11.367963	7.296465	-35.82%	327,481
1231

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.439885	15.803480	2.35%	46,167
2016	15.081881	15.439885	2.37%	50,449
2015	15.296409	15.081881	-1.40%	53,300
2014	14.898959	15.296409	2.67%	61,947
2013	15.464473	14.898959	-3.66%	74,145
2012	14.857764	15.464473	4.08%	127,306
2011	14.070461	14.857764	5.60%	125,862
2010	13.484732	14.070461	4.34%	179,047
2009	12.787857	13.484732	5.45%	190,160
2008	12.955375	12.787857	-1.29%	223,720
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.082734	10.386537	-14.04%	2,497
2016	9.125643	12.082734	32.40%	2,577
2015	11.911999	9.125643	-23.39%	3,191
2014	13.535373	11.911999	-11.99%	7,763
2013	10.766806	13.535373	25.71%	9,069
2012	10.793830	10.766806	-0.25%	8,787
2011	12.064496	10.793830	-10.53%	9,676
2010	10.053190	12.064496	20.01%	6,604
2009	7.272605	10.053190	38.23%	5,536
2008	13.724659	7.272605	-47.01%	4,521
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.255548	10.522613	2.60%	1,044
2016	9.736684	10.255548	5.33%	2,393
2015	10.164886	9.736684	-4.21%	442
2014	10.311178	10.164886	-1.42%	1,007
2013	10.299194	10.311178	0.12%	0
2012	9.836485	10.299194	4.70%	0
2011*	10.000000	9.836485	-1.64%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.355547	22.010683	13.72%	9,350
2016	18.390466	19.355547	5.25%	9,859
2015	19.081758	18.390466	-3.62%	11,901
2014	17.654893	19.081758	8.08%	14,212
2013	13.842596	17.654893	27.54%	20,969
2012	12.430235	13.842596	11.36%	24,206
2011	13.253521	12.430235	-6.21%	34,463
2010	11.574033	13.253521	14.51%	40,518
2009	9.977873	11.574033	16.00%	45,086
2008	15.823192	9.977873	-36.94%	54,380
1232

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.504630	16.548159	22.54%	18,417
2016	14.153718	13.504630	-4.59%	16,596
2015	13.911710	14.153718	1.74%	21,931
2014	14.004162	13.911710	-0.66%	19,411
2013	11.936794	14.004162	17.32%	23,534
2012	10.276212	11.936794	16.16%	26,643
2011	11.268051	10.276212	-8.80%	34,158
2010	9.975976	11.268051	12.95%	50,593
2009	7.989668	9.975976	24.86%	89,341
2008	14.035031	7.989668	-43.07%	81,390
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.522151	9.425102	-1.02%	11,927
2016	9.664149	9.522151	-1.47%	12,068
2015	9.819328	9.664149	-1.58%	5,146
2014	9.976994	9.819328	-1.58%	5,559
2013	10.137193	9.976994	-1.58%	17,247
2012	10.300417	10.137193	-1.58%	43,753
2011	10.465350	10.300417	-1.58%	84,095
2010	10.627523	10.465350	-1.53%	67,145
2009	10.691422	10.627523	-0.60%	115,894
2008	10.632994	10.691422	0.55%	189,397
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	17.108609	21.775244	27.28%	51,320
2016	17.175750	17.108609	-0.39%	54,655
2015	16.287433	17.175750	5.45%	66,690
2014	14.803744	16.287433	10.02%	76,614
2013	11.024827	14.803744	34.28%	113,413
2012	9.937968	11.024827	10.94%	136,160
2011	9.889232	9.937968	0.49%	162,369
2010	8.926883	9.889232	10.78%	262,971
2009	7.139143	8.926883	25.04%	369,934
2008	11.385276	7.139143	-37.29%	444,222
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.824187	27.109320	4.98%	27,224
2016	22.586805	25.824187	14.33%	34,924
2015	24.551151	22.586805	-8.00%	43,942
2014	24.483997	24.551151	0.27%	50,519
2013	22.517816	24.483997	8.73%	60,157
2012	19.289093	22.517816	16.74%	72,201
2011	18.622440	19.289093	3.58%	73,221
2010	16.476842	18.622440	13.02%	80,443
2009	11.435969	16.476842	44.08%	111,112
2008	14.865396	11.435969	-23.07%	93,408
1233

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.337715	21.011804	21.19%	4,963
2016	17.430045	17.337715	-0.53%	2,797
2015	17.881128	17.430045	-2.52%	4,720
2014	17.913350	17.881128	-0.18%	4,968
2013	14.573787	17.913350	22.91%	5,969
2012	13.069500	14.573787	11.51%	6,152
2011	15.423283	13.069500	-15.26%	6,840
2010	13.737714	15.423283	12.27%	9,091
2009	10.193087	13.737714	34.77%	14,628
2008	17.941264	10.193087	-43.19%	16,491
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.952617	9.931110	-0.22%	2,758
2016	9.921456	9.952617	0.31%	8,799
2015	9.995637	9.921456	-0.74%	2,872
2014	10.060089	9.995637	-0.64%	2,903
2013	10.278953	10.060089	-2.13%	2,434
2012	10.105751	10.278953	1.71%	6,656
2011*	10.000000	10.105751	1.06%	2,241
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	22.723747	24.335229	7.09%	1,268
2016	20.382749	22.723747	11.49%	2,103
2015	22.803226	20.382749	-10.61%	2,530
2014	23.584597	22.803226	-3.31%	2,821
2013	15.238588	23.584597	54.77%	2,841
2012	13.847157	15.238588	10.05%	1,891
2011	15.133176	13.847157	-8.50%	2,529
2010	10.918200	15.133176	38.61%	4,875
2009	7.853232	10.918200	39.03%	4,495
2008	15.358998	7.853232	-48.87%	4,790
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.560848	28.172159	24.87%	8,335
2016	21.605385	22.560848	4.42%	7,098
2015	23.303703	21.605385	-7.29%	6,789
2014	21.954894	23.303703	6.14%	6,980
2013	17.171084	21.954894	27.86%	10,139
2012	15.367136	17.171084	11.74%	12,541
2011	15.704438	15.367136	-2.15%	12,861
2010	12.131246	15.704438	29.45%	26,492
2009	8.406008	12.131246	44.32%	31,868
2008	13.396095	8.406008	-37.25%	14,719
1234

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.424275	10.562471	1.33%	2,537
2016	8.556069	10.424275	21.83%	2,785
2015	11.204678	8.556069	-23.64%	8,518
2014	13.094043	11.204678	-14.43%	9,075
2013	12.343940	13.094043	6.08%	13,731
2012	12.313161	12.343940	0.25%	22,123
2011	15.929340	12.313161	-22.70%	29,443
2010	13.828401	15.929340	15.19%	37,992
2009	8.093238	13.828401	70.86%	54,317
2008	21.342511	8.093238	-62.08%	46,240
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.529758	31.891013	30.01%	31,016
2016	24.548945	24.529758	-0.08%	37,449
2015	25.687864	24.548945	-4.43%	42,489
2014	25.367263	25.687864	1.26%	43,905
2013	16.484413	25.367263	53.89%	46,628
2012	13.105668	16.484413	25.78%	59,285
2011	14.133543	13.105668	-7.27%	72,197
2010	12.738572	14.133543	10.95%	89,939
2009	8.999974	12.738572	41.54%	131,082
2008	13.835317	8.999974	-34.95%	129,902
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	23.402801	26.190477	11.91%	1,925
2016	18.453207	23.402801	26.82%	2,156
2015	19.862692	18.453207	-7.10%	4,260
2014	18.856895	19.862692	5.33%	4,531
2013	14.351459	18.856895	31.39%	5,003
2012	12.294484	14.351459	16.73%	7,389
2011	14.326202	12.294484	-14.18%	7,829
2010	11.516895	14.326202	24.39%	8,677
2009	9.062647	11.516895	27.08%	10,508
2008	12.468453	9.062647	-27.32%	13,531
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.905693	22.904912	21.15%	16,555
2016	18.668084	18.905693	1.27%	17,646
2015	18.621094	18.668084	0.25%	20,015
2014	18.626998	18.621094	-0.03%	22,608
2013	13.204249	18.626998	41.07%	27,216
2012	12.760455	13.204249	3.48%	36,924
2011	14.505625	12.760455	-12.03%	45,204
2010	11.440775	14.505625	26.79%	58,796
2009	8.630173	11.440775	32.57%	77,314
2008	14.420090	8.630173	-40.15%	96,966
1235

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	21.704408	24.026755	10.70%	26,649
2016	19.845585	21.704408	9.37%	28,533
2015	20.990084	19.845585	-5.45%	29,578
2014	19.227168	20.990084	9.17%	32,555
2013	14.437807	19.227168	33.17%	55,511
2012	12.342686	14.437807	16.97%	68,180
2011	13.533274	12.342686	-8.80%	86,730
2010	11.585757	13.533274	16.81%	129,791
2009	9.297221	11.585757	24.62%	170,595
2008	14.275980	9.297221	-34.88%	186,427
1236

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	22.129858	22.938144	3.65%	1,509
2016	21.579397	22.129858	2.55%	1,509
2015	20.939737	21.579397	3.05%	2,106
2014	16.356576	20.939737	28.02%	2,380
2013	16.445147	16.356576	-0.54%	2,459
2012	14.204912	16.445147	15.77%	2,495
2011	13.753831	14.204912	3.28%	2,549
2010	10.881962	13.753831	26.39%	2,476
2009	8.950414	10.881962	21.58%	1,919
2008	14.228624	8.950414	-37.10%	1,211
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.723446	27.596824	16.33%	11,003
2016	24.756157	23.723446	-4.17%	11,245
2015	27.463854	24.756157	-9.86%	19,327
2014	29.476705	27.463854	-6.83%	20,362
2013	23.951566	29.476705	23.07%	29,499
2012	20.435570	23.951566	17.21%	38,921
2011	22.391287	20.435570	-8.73%	49,639
2010	20.949286	22.391287	6.88%	75,524
2009	17.034183	20.949286	22.98%	97,664
2008	23.340893	17.034183	-27.02%	102,313
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	19.041542	20.857511	9.54%	5,025
2016	18.975104	19.041542	0.35%	6,412
2015	19.356422	18.975104	-1.97%	8,223
2014	18.295332	19.356422	5.80%	9,395
2013	15.038402	18.295332	21.66%	18,572
2012	13.684072	15.038402	9.90%	27,348
2011	13.466940	13.684072	1.61%	25,670
2010	11.692374	13.466940	15.18%	39,120
2009	10.499858	11.692374	11.36%	48,139
2008	13.513613	10.499858	-22.30%	52,801
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	17.348373	20.604144	18.77%	11,477
2016	17.003015	17.348373	2.03%	11,640
2015	17.409101	17.003015	-2.33%	17,824
2014	16.139186	17.409101	7.87%	20,988
2013	12.291107	16.139186	31.31%	44,034
2012	10.537554	12.291107	16.64%	55,130
2011	10.538765	10.537554	-0.01%	91,136
2010	8.863422	10.538765	18.90%	107,711
2009	7.266539	8.863422	21.98%	210,918
2008	11.327103	7.266539	-35.85%	237,190
1237

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.314209	15.666914	2.30%	10,282
2016	14.966704	15.314209	2.32%	10,318
2015	15.187306	14.966704	-1.45%	16,763
2014	14.800213	15.187306	2.62%	40,335
2013	15.369790	14.800213	-3.71%	33,036
2012	14.774329	15.369790	4.03%	58,186
2011	13.998541	14.774329	5.54%	45,479
2010	13.422620	13.998541	4.29%	59,544
2009	12.735434	13.422620	5.40%	49,467
2008	12.908817	12.735434	-1.34%	52,841
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	12.017359	10.325104	-14.08%	562
2016	9.080880	12.017359	32.34%	562
2015	11.859608	9.080880	-23.43%	562
2014	13.482698	11.859608	-12.04%	856
2013	10.730355	13.482698	25.65%	729
2012	10.762772	10.730355	-0.30%	1,180
2011	12.035883	10.762772	-10.58%	1,180
2010	10.034428	12.035883	19.95%	4,631
2009	7.262739	10.034428	38.16%	4,184
2008	13.713029	7.262739	-47.04%	3,808
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.226064	10.487034	2.55%	200
2016	9.713626	10.226064	5.28%	200
2015	10.145957	9.713626	-4.26%	381
2014	10.297206	10.145957	-1.47%	644
2013	10.290468	10.297206	0.07%	683
2012	9.833166	10.290468	4.65%	1,421
2011*	10.000000	9.833166	-1.67%	1,075
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.231444	21.858482	13.66%	944
2016	18.281816	19.231444	5.19%	952
2015	18.978663	18.281816	-3.67%	952
2014	17.568439	18.978663	8.03%	951
2013	13.781814	17.568439	27.48%	4,425
2012	12.381968	13.781814	11.31%	4,232
2011	13.208756	12.381968	-6.26%	6,789
2010	11.540790	13.208756	14.45%	8,729
2009	9.954273	11.540790	15.94%	22,025
2008	15.793795	9.954273	-36.97%	25,355
1238

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.394758	16.405207	22.47%	3,954
2016	14.045691	13.394758	-4.63%	4,292
2015	13.812551	14.045691	1.69%	4,905
2014	13.911410	13.812551	-0.71%	7,022
2013	11.863754	13.911410	17.26%	7,564
2012	10.218542	11.863754	16.10%	10,378
2011	11.210506	10.218542	-8.85%	15,621
2010	9.930055	11.210506	12.89%	18,084
2009	7.956925	9.930055	24.80%	17,853
2008	13.984629	7.956925	-43.10%	14,776
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.444667	9.343662	-1.07%	2,750
2016	9.590364	9.444667	-1.52%	2,827
2015	9.749311	9.590364	-1.63%	832
2014	9.910884	9.749311	-1.63%	1,868
2013	10.075144	9.910884	-1.63%	3,861
2012	10.242588	10.075144	-1.63%	6,016
2011	10.411867	10.242588	-1.63%	8,079
2010	10.578583	10.411867	-1.58%	6,629
2009	10.647597	10.578583	-0.65%	28,151
2008	10.594795	10.647597	0.50%	57,992
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.969288	21.586988	27.21%	21,990
2016	17.044523	16.969288	-0.44%	29,273
2015	16.171206	17.044523	5.40%	38,949
2014	14.705572	16.171206	9.97%	42,290
2013	10.957286	14.705572	34.21%	68,467
2012	9.882107	10.957286	10.88%	101,006
2011	9.838635	9.882107	0.44%	139,564
2010	8.885724	9.838635	10.72%	186,371
2009	7.109853	8.885724	24.98%	248,392
2008	11.344339	7.109853	-37.33%	263,824
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.614016	26.875063	4.92%	3,868
2016	22.414337	25.614016	14.28%	3,842
2015	24.376083	22.414337	-8.05%	5,783
2014	24.321763	24.376083	0.22%	6,776
2013	22.379973	24.321763	8.68%	6,747
2012	19.180786	22.379973	16.68%	8,975
2011	18.527272	19.180786	3.53%	12,040
2010	16.400963	18.527272	12.96%	11,762
2009	11.389079	16.400963	44.01%	10,703
2008	14.811993	11.389079	-23.11%	9,660
1239

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.226451	20.866392	21.13%	547
2016	17.326958	17.226451	-0.58%	554
2015	17.784421	17.326958	-2.57%	2,247
2014	17.825541	17.784421	-0.23%	2,735
2013	14.509716	17.825541	22.85%	2,676
2012	13.018679	14.509716	11.45%	3,456
2011	15.371122	13.018679	-15.30%	3,336
2010	13.698213	15.371122	12.21%	2,462
2009	10.168955	13.698213	34.71%	2,749
2008	17.907924	10.168955	-43.22%	2,383
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.924037	9.897565	-0.27%	0
2016	9.897975	9.924037	0.26%	0
2015	9.977046	9.897975	-0.79%	0
2014	10.046472	9.977046	-0.69%	0
2013	10.270259	10.046472	-2.18%	0
2012	10.102344	10.270259	1.66%	0
2011*	10.000000	10.102344	1.02%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	22.577963	24.166860	7.04%	71
2016	20.262245	22.577963	11.43%	73
2015	22.679943	20.262245	-10.66%	68
2014	23.469025	22.679943	-3.36%	22
2013	15.171610	23.469025	54.69%	54
2012	13.793323	15.171610	9.99%	54
2011	15.081996	13.793323	-8.54%	54
2010	10.886801	15.081996	38.53%	65
2009	7.834622	10.886801	38.96%	76
2008	15.330420	7.834622	-48.89%	436
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.428463	27.992670	24.81%	1,585
2016	21.489488	22.428463	4.37%	1,604
2015	23.190489	21.489488	-7.33%	1,941
2014	21.859342	23.190489	6.09%	2,206
2013	17.105044	21.859342	27.79%	4,691
2012	15.315844	17.105044	11.68%	6,744
2011	15.659959	15.315844	-2.20%	9,872
2010	12.103027	15.659959	29.39%	7,789
2009	8.390709	12.103027	44.24%	10,448
2008	13.378526	8.390709	-37.28%	6,352
1240

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.363056	10.495119	1.27%	2,486
2016	8.510126	10.363056	21.77%	2,544
2015	11.150195	8.510126	-23.68%	3,219
2014	13.037011	11.150195	-14.47%	3,381
2013	12.296424	13.037011	6.02%	3,439
2012	12.272020	12.296424	0.20%	4,824
2011	15.884197	12.272020	-22.74%	6,180
2010	13.796209	15.884197	15.13%	7,548
2009	8.078499	13.796209	70.78%	6,543
2008	21.314520	8.078499	-62.10%	2,887
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.330193	31.615557	29.94%	8,025
2016	24.361569	24.330193	-0.13%	8,266
2015	25.504756	24.361569	-4.48%	9,091
2014	25.199249	25.504756	1.21%	9,251
2013	16.383544	25.199249	53.81%	10,570
2012	13.032105	16.383544	25.72%	12,472
2011	14.061341	13.032105	-7.32%	24,667
2010	12.679939	14.061341	10.89%	26,325
2009	8.963091	12.679939	41.47%	24,470
2008	13.785629	8.963091	-34.98%	24,783
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	23.252721	26.009332	11.86%	273
2016	18.344150	23.252721	26.76%	273
2015	19.755360	18.344150	-7.14%	961
2014	18.764525	19.755360	5.28%	1,774
2013	14.288400	18.764525	31.33%	1,829
2012	12.246698	14.288400	16.67%	2,233
2011	14.277765	12.246698	-14.23%	2,263
2010	11.483792	14.277765	24.33%	1,623
2009	9.041196	11.483792	27.02%	1,605
2008	12.445282	9.041196	-27.35%	723
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.751772	22.706933	21.09%	6,737
2016	18.525490	18.751772	1.22%	6,817
2015	18.488255	18.525490	0.20%	8,073
2014	18.503512	18.488255	-0.08%	8,823
2013	13.123376	18.503512	41.00%	9,977
2012	12.688759	13.123376	3.43%	14,359
2011	14.431454	12.688759	-12.08%	27,212
2010	11.388055	14.431454	26.72%	28,675
2009	8.594763	11.388055	32.50%	28,697
2008	14.368236	8.594763	-40.18%	28,814
1241

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	21.532247	23.824095	10.64%	9,873
2016	19.698153	21.532247	9.31%	10,168
2015	20.844751	19.698153	-5.50%	13,756
2014	19.103748	20.844751	9.11%	15,537
2013	14.352411	19.103748	33.10%	23,672
2012	12.275938	14.352411	16.91%	33,196
2011	13.466916	12.275938	-8.84%	50,154
2010	11.534802	13.466916	16.75%	67,550
2009	9.261034	11.534802	24.55%	77,742
2008	14.227682	9.261034	-34.91%	87,535
1242

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.990579	22.782215	3.60%	0
2016	21.454445	21.990579	2.50%	0
2015	20.829077	21.454445	3.00%	0
2014	16.278411	20.829077	27.96%	0
2013	16.374889	16.278411	-0.59%	0
2012	14.151433	16.374889	15.71%	0
2011	13.708993	14.151433	3.23%	400
2010	10.851996	13.708993	26.33%	400
2009	8.930324	10.851996	21.52%	771
2008	14.203946	8.930324	-37.13%	371
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.530299	27.358270	16.27%	1,354
2016	24.567069	23.530299	-4.22%	1,906
2015	27.267962	24.567069	-9.91%	2,795
2014	29.281351	27.267962	-6.88%	4,021
2013	23.804924	29.281351	23.01%	3,985
2012	20.320791	23.804924	17.15%	4,431
2011	22.276829	20.320791	-8.78%	8,176
2010	20.852791	22.276829	6.83%	8,944
2009	16.964338	20.852791	22.92%	7,442
2008	23.257023	16.964338	-27.06%	6,338
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	18.886485	20.677173	9.48%	867
2016	18.830125	18.886485	0.30%	1,040
2015	19.218297	18.830125	-2.02%	1,271
2014	18.174015	19.218297	5.75%	1,521
2013	14.946277	18.174015	21.60%	1,743
2012	13.607189	14.946277	9.84%	1,994
2011	13.398066	13.607189	1.56%	2,956
2010	11.638487	13.398066	15.12%	3,393
2009	10.456774	11.638487	11.30%	1,203
2008	13.465010	10.456774	-22.34%	110
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	17.207137	20.426046	18.71%	225
2016	16.873147	17.207137	1.98%	2,499
2015	17.284928	16.873147	-2.38%	2,503
2014	16.032211	17.284928	7.81%	2,551
2013	12.215844	16.032211	31.24%	2,673
2012	10.478367	12.215844	16.58%	2,604
2011	10.484885	10.478367	-0.06%	1,018
2010	8.822581	10.484885	18.84%	1,039
2009	7.236741	8.822581	21.91%	1,044
2008	11.286404	7.236741	-35.88%	6,304
1243

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.189532	15.531483	2.25%	3,081
2016	14.852388	15.189532	2.27%	7,943
2015	15.078982	14.852388	-1.50%	6,776
2014	14.702117	15.078982	2.56%	6,765
2013	15.275686	14.702117	-3.75%	6,534
2012	14.691356	15.275686	3.98%	6,511
2011	13.926979	14.691356	5.49%	4,226
2010	13.360796	13.926979	4.24%	4,801
2009	12.683211	13.360796	5.34%	3,504
2008	12.862422	12.683211	-1.39%	1,319
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.952298	10.264003	-14.13%	0
2016	9.036295	11.952298	32.27%	161
2015	11.807397	9.036295	-23.47%	172
2014	13.430179	11.807397	-12.08%	145
2013	10.693989	13.430179	25.59%	129
2012	10.731773	10.693989	-0.35%	135
2011	12.007318	10.731773	-10.62%	122
2010	10.015701	12.007318	19.88%	861
2009	7.252869	10.015701	38.09%	1,025
2008	13.701387	7.252869	-47.06%	1,028
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.196650	10.451579	2.50%	0
2016	9.690596	10.196650	5.22%	1,894
2015	10.127062	9.690596	-4.31%	1,894
2014	10.283264	10.127062	-1.52%	1,894
2013	10.281762	10.283264	0.01%	1,894
2012	9.829856	10.281762	4.60%	1,894
2011*	10.000000	9.829856	-1.70%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	19.108025	21.707209	13.60%	1,766
2016	18.173701	19.108025	5.14%	1,912
2015	18.876027	18.173701	-3.72%	1,123
2014	17.482319	18.876027	7.97%	1,123
2013	13.721231	17.482319	27.41%	1,123
2012	12.333812	13.721231	11.25%	1,220
2011	13.164071	12.333812	-6.31%	2,522
2010	11.507593	13.164071	14.39%	2,785
2009	9.930690	11.507593	15.88%	2,886
2008	15.764411	9.930690	-37.01%	1,584
1244

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.285650	16.263335	22.41%	16
2016	13.938347	13.285650	-4.68%	1,394
2015	13.713964	13.938347	1.64%	2,255
2014	13.819157	13.713964	-0.76%	2,423
2013	11.791059	13.819157	17.20%	2,582
2012	10.161106	11.791059	16.04%	3,029
2011	11.153154	10.161106	-8.89%	2,859
2010	9.884276	11.153154	12.84%	3,562
2009	7.924271	9.884276	24.73%	1,992
2008	13.934345	7.924271	-43.13%	823
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.367776	9.262911	-1.12%	0
2016	9.517112	9.367776	-1.57%	0
2015	9.679760	9.517112	-1.68%	0
2014	9.845186	9.679760	-1.68%	276
2013	10.013443	9.845186	-1.68%	276
2012	10.185049	10.013443	-1.68%	3,936
2011	10.358628	10.185049	-1.68%	3,967
2010	10.529841	10.358628	-1.63%	1,255
2009	10.603928	10.529841	-0.70%	1,646
2008	10.556708	10.603928	0.45%	3,909
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.831020	21.400239	27.15%	3,044
2016	16.914214	16.831020	-0.49%	5,749
2015	16.055739	16.914214	5.35%	6,740
2014	14.608002	16.055739	9.91%	7,288
2013	10.890108	14.608002	34.14%	7,775
2012	9.826532	10.890108	10.82%	7,977
2011	9.788265	9.826532	0.39%	6,883
2010	8.844736	9.788265	10.67%	7,648
2009	7.080651	8.844736	24.91%	4,583
2008	11.303512	7.080651	-37.36%	9,564
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.405506	26.642784	4.87%	1,035
2016	22.243143	25.405506	14.22%	1,801
2015	24.202213	22.243143	-8.09%	1,579
2014	24.160569	24.202213	0.17%	1,579
2013	22.242962	24.160569	8.62%	1,579
2012	19.073074	22.242962	16.62%	1,579
2011	18.432572	19.073074	3.47%	2,153
2010	16.325432	18.432572	12.91%	2,153
2009	11.342388	16.325432	43.93%	2,153
2008	14.758773	11.342388	-23.15%	1,095
1245

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.115936	20.722021	21.07%	0
2016	17.224529	17.115936	-0.63%	860
2015	17.688281	17.224529	-2.62%	860
2014	17.738204	17.688281	-0.28%	860
2013	14.445957	17.738204	22.79%	860
2012	12.968072	14.445957	11.40%	860
2011	15.319156	12.968072	-15.35%	469
2010	13.658835	15.319156	12.16%	643
2009	10.144879	13.658835	34.64%	959
2008	17.874630	10.144879	-43.24%	490
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.895481	9.864083	-0.32%	0
2016	9.874492	9.895481	0.21%	0
2015	9.958454	9.874492	-0.84%	0
2014	10.032853	9.958454	-0.74%	0
2013	10.261549	10.032853	-2.23%	0
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	22.433083	23.999610	6.98%	0
2016	20.142440	22.433083	11.37%	83
2015	22.557328	20.142440	-10.71%	88
2014	23.354029	22.557328	-3.41%	246
2013	15.104940	23.354029	54.61%	239
2012	13.739714	15.104940	9.94%	92
2011	15.031011	13.739714	-8.59%	99
2010	10.855496	15.031011	38.46%	96
2009	7.816076	10.855496	38.89%	149
2008	15.301934	7.816076	-48.92%	151
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.296757	27.814192	24.75%	1,301
2016	21.374137	22.296757	4.32%	2,026
2015	23.077743	21.374137	-7.38%	2,026
2014	21.764143	23.077743	6.04%	2,066
2013	17.039202	21.764143	27.73%	2,066
2012	15.264667	17.039202	11.63%	2,175
2011	15.615560	15.264667	-2.25%	1,989
2010	12.074847	15.615560	29.32%	1,992
2009	8.375425	12.074847	44.17%	1,998
2008	13.360973	8.375425	-37.31%	1,410
1246

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.302118	10.428109	1.22%	740
2016	8.464392	10.302118	21.71%	1,637
2015	11.095924	8.464392	-23.72%	1,637
2014	12.980153	11.095924	-14.52%	1,838
2013	12.249033	12.980153	5.97%	1,972
2012	12.230970	12.249033	0.15%	2,016
2011	15.839098	12.230970	-22.78%	1,708
2010	13.764038	15.839098	15.08%	2,213
2009	8.063765	13.764038	70.69%	2,311
2008	21.286548	8.063765	-62.12%	1,607
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.131976	31.342100	29.88%	343
2016	24.175350	24.131976	-0.18%	525
2015	25.322686	24.175350	-4.53%	524
2014	25.032085	25.322686	1.16%	640
2013	16.283129	25.032085	53.73%	632
2012	12.958832	16.283129	25.65%	583
2011	13.989390	12.958832	-7.37%	1,358
2010	12.621457	13.989390	10.84%	1,665
2009	8.926298	12.621457	41.40%	1,794
2008	13.736038	8.926298	-35.02%	3,178
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	23.103428	25.829241	11.80%	554
2016	18.235624	23.103428	26.69%	554
2015	19.648471	18.235624	-7.19%	554
2014	18.672504	19.648471	5.23%	554
2013	14.225564	18.672504	31.26%	554
2012	12.199060	14.225564	16.61%	554
2011	14.229454	12.199060	-14.27%	1,126
2010	11.450753	14.229454	24.27%	1,126
2009	9.019763	11.450753	26.95%	1,465
2008	12.422115	9.019763	-27.39%	893
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.599079	22.510601	21.03%	1,195
2016	18.383945	18.599079	1.17%	1,265
2015	18.356328	18.383945	0.15%	1,278
2014	18.380837	18.356328	-0.13%	1,363
2013	13.042999	18.380837	40.92%	1,429
2012	12.617469	13.042999	3.37%	1,504
2011	14.357661	12.617469	-12.12%	2,211
2010	11.335587	14.357661	26.66%	2,153
2009	8.559510	11.335587	32.43%	2,309
2008	14.316607	8.559510	-40.21%	3,554
1247

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	21.361429	23.623123	10.59%	1,640
2016	19.551795	21.361429	9.26%	3,637
2015	20.700389	19.551795	-5.55%	3,638
2014	18.981090	20.700389	9.06%	3,657
2013	14.267498	18.981090	33.04%	3,769
2012	12.209529	14.267498	16.86%	3,698
2011	13.400873	12.209529	-8.89%	2,685
2010	11.484061	13.400873	16.69%	2,670
2009	9.224987	11.484061	24.49%	2,667
2008	14.179523	9.224987	-34.94%	2,128
1248

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.852180	22.627361	3.55%	0
2016	21.330230	21.852180	2.45%	0
2015	20.719016	21.330230	2.95%	0
2014	16.200615	20.719016	27.89%	0
2013	16.304929	16.200615	-0.64%	0
2012	14.098154	16.304929	15.65%	0
2011	13.664319	14.098154	3.17%	0
2010	10.822120	13.664319	26.26%	0
2009	8.910273	10.822120	21.46%	365
2008	14.179316	8.910273	-37.16%	120
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.338597	27.121614	16.21%	1,053
2016	24.379274	23.338597	-4.27%	1,611
2015	27.073296	24.379274	-9.95%	1,900
2014	29.087115	27.073296	-6.92%	1,964
2013	23.659040	29.087115	22.94%	2,179
2012	20.206565	23.659040	17.09%	2,355
2011	22.162871	20.206565	-8.83%	3,102
2010	20.756661	22.162871	6.77%	5,905
2009	16.894710	20.756661	22.86%	6,378
2008	23.173382	16.894710	-27.09%	6,334
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	18.732604	20.498310	9.43%	2,192
2016	18.686195	18.732604	0.25%	3,564
2015	19.081119	18.686195	-2.07%	3,723
2014	18.053475	19.081119	5.69%	3,882
2013	14.854692	18.053475	21.53%	3,984
2012	13.530699	14.854692	9.79%	4,030
2011	13.329507	13.530699	1.51%	4,418
2010	11.584817	13.329507	15.06%	6,406
2009	10.413848	11.584817	11.24%	6,666
2008	13.416583	10.413848	-22.38%	7,568
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	17.066903	20.249312	18.65%	1,486
2016	16.744129	17.066903	1.93%	1,486
2015	17.161495	16.744129	-2.43%	1,714
2014	15.925823	17.161495	7.76%	1,714
2013	12.140956	15.925823	31.17%	4,684
2012	10.419439	12.140956	16.52%	5,441
2011	10.431224	10.419439	-0.11%	6,447
2010	8.781886	10.431224	18.78%	10,182
2009	7.207018	8.781886	21.85%	10,673
2008	11.245791	7.207018	-35.91%	11,633
1249

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	15.065809	15.397162	2.20%	2,814
2016	14.738887	15.065809	2.22%	6,757
2015	14.971368	14.738887	-1.55%	7,413
2014	14.604615	14.971368	2.51%	7,834
2013	15.182102	14.604615	-3.80%	7,753
2012	14.608796	15.182102	3.92%	7,849
2011	13.855740	14.608796	5.43%	8,299
2010	13.299208	13.855740	4.18%	10,926
2009	12.631174	13.299208	5.29%	11,475
2008	12.816170	12.631174	-1.44%	11,915
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.887543	10.203212	-14.17%	0
2016	8.991907	11.887543	32.20%	0
2015	11.755380	8.991907	-23.51%	0
2014	13.377836	11.755380	-12.13%	0
2013	10.657731	13.377836	25.52%	0
2012	10.700849	10.657731	-0.40%	0
2011	11.978810	10.700849	-10.67%	0
2010	9.997008	11.978810	19.82%	0
2009	7.243020	9.997008	38.02%	0
2008	13.689761	7.243020	-47.09%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.167326	10.416233	2.45%	0
2016	9.667619	10.167326	5.17%	0
2015	10.108190	9.667619	-4.36%	0
2014	10.269334	10.108190	-1.57%	0
2013	10.273054	10.269334	-0.04%	0
2012	9.826537	10.273054	4.54%	0
2011*	10.000000	9.826537	-1.73%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.985394	21.556960	13.54%	0
2016	18.066236	18.985394	5.09%	0
2015	18.773960	18.066236	-3.77%	0
2014	17.396641	18.773960	7.92%	0
2013	13.660919	17.396641	27.35%	0
2012	12.285867	13.660919	11.19%	0
2011	13.119557	12.285867	-6.35%	0
2010	11.474513	13.119557	14.34%	0
2009	9.907185	11.474513	15.82%	413
2008	15.735105	9.907185	-37.04%	178
1250

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.177346	16.122582	22.35%	0
2016	13.831743	13.177346	-4.73%	0
2015	13.616013	13.831743	1.58%	0
2014	13.727436	13.616013	-0.81%	0
2013	11.718772	13.727436	17.14%	0
2012	10.103951	11.718772	15.98%	0
2011	11.096056	10.103951	-8.94%	0
2010	9.838674	11.096056	12.78%	0
2009	7.891726	9.838674	24.67%	340
2008	13.884189	7.891726	-43.16%	187
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.291449	9.182772	-1.17%	293
2016	9.444352	9.291449	-1.62%	293
2015	9.610656	9.444352	-1.73%	293
2014	9.779877	9.610656	-1.73%	293
2013	9.952077	9.779877	-1.73%	0
2012	10.127790	9.952077	-1.73%	0
2011	10.305626	10.127790	-1.73%	0
2010	10.481297	10.305626	-1.68%	0
2009	10.560412	10.481297	-0.75%	19
2008	10.518736	10.560412	0.40%	391
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.693944	21.215205	27.08%	4,625
2016	16.784968	16.693944	-0.54%	7,353
2015	15.941147	16.784968	5.29%	7,964
2014	14.511125	15.941147	9.85%	8,272
2013	10.823385	14.511125	34.07%	7,322
2012	9.771310	10.823385	10.77%	7,678
2011	9.738203	9.771310	0.34%	7,849
2010	8.803971	9.738203	10.61%	14,205
2009	7.051604	8.803971	24.85%	15,172
2008	11.262879	7.051604	-37.39%	15,441
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	25.198511	26.412303	4.82%	179
2016	22.073105	25.198511	14.16%	179
2015	24.029430	22.073105	-8.14%	179
2014	24.000294	24.029430	0.12%	179
2013	22.106645	24.000294	8.57%	179
2012	18.965857	22.106645	16.56%	179
2011	18.338264	18.965857	3.42%	179
2010	16.250165	18.338264	12.85%	179
2009	11.295831	16.250165	43.86%	480
2008	14.705677	11.295831	-23.19%	365
1251

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	17.006040	20.578532	21.01%	80
2016	17.122620	17.006040	-0.68%	80
2015	17.592582	17.122620	-2.67%	80
2014	17.651210	17.592582	-0.33%	80
2013	14.382417	17.651210	22.73%	80
2012	12.917625	14.382417	11.34%	80
2011	15.267323	12.917625	-15.39%	284
2010	13.619537	15.267323	12.10%	284
2009	10.120840	13.619537	34.57%	417
2008	17.841381	10.120840	-43.27%	338
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.867024	9.830733	-0.37%	0
2016	9.851092	9.867024	0.16%	0
2015	9.939909	9.851092	-0.89%	0
2014	10.019265	9.939909	-0.79%	0
2013	10.252867	10.019265	-2.28%	0
2012	10.095534	10.252867	1.56%	0
2011*	10.000000	10.095534	0.96%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	22.288986	23.833359	6.93%	0
2016	20.023204	22.288986	11.32%	0
2015	22.435211	20.023204	-10.75%	0
2014	23.239435	22.435211	-3.46%	0
2013	15.038455	23.239435	54.53%	0
2012	13.686220	15.038455	9.88%	0
2011	14.980106	13.686220	-8.64%	132
2010	10.824228	14.980106	38.39%	151
2009	7.797527	10.824228	38.82%	151
2008	15.273422	7.797527	-48.95%	151
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.165758	27.636754	24.68%	68
2016	21.259340	22.165758	4.26%	68
2015	22.965484	21.259340	-7.43%	68
2014	21.669290	22.965484	5.98%	68
2013	16.973576	21.669290	27.66%	68
2012	15.213627	16.973576	11.57%	68
2011	15.571250	15.213627	-2.30%	240
2010	12.046692	15.571250	29.26%	240
2009	8.360150	12.046692	44.10%	296
2008	13.343410	8.360150	-37.35%	240
1252

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.241580	10.361576	1.17%	0
2016	8.418919	10.241580	21.65%	0
2015	11.041941	8.418919	-23.76%	0
2014	12.923595	11.041941	-14.56%	0
2013	12.201866	12.923595	5.91%	0
2012	12.190087	12.201866	0.10%	0
2011	15.794187	12.190087	-22.82%	419
2010	13.731983	15.794187	15.02%	444
2009	8.049072	13.731983	70.60%	880
2008	21.258617	8.049072	-62.14%	533
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	23.935448	31.071109	29.81%	276
2016	23.990648	23.935448	-0.23%	1,086
2015	25.142002	23.990648	-4.58%	1,325
2014	24.866123	25.142002	1.11%	1,401
2013	16.183392	24.866123	53.65%	1,401
2012	12.886024	16.183392	25.59%	1,754
2011	13.917861	12.886024	-7.41%	1,754
2010	12.563310	13.917861	10.78%	1,754
2009	8.889689	12.563310	41.32%	1,998
2008	13.686681	8.889689	-35.05%	1,714
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	22.955097	25.650393	11.74%	0
2016	18.127727	22.955097	26.63%	0
2015	19.542163	18.127727	-7.24%	0
2014	18.580930	19.542163	5.17%	0
2013	14.163001	18.580930	31.19%	0
2012	12.151602	14.163001	16.55%	0
2011	14.181297	12.151602	-14.31%	0
2010	11.417794	14.181297	24.20%	0
2009	8.998388	11.417794	26.89%	0
2008	12.398995	8.998388	-27.43%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.447448	22.315767	20.97%	180
2016	18.243332	18.447448	1.12%	180
2015	18.225213	18.243332	0.10%	180
2014	18.258839	18.225213	-0.18%	180
2013	12.963013	18.258839	40.85%	180
2012	12.546492	12.963013	3.32%	600
2011	14.284151	12.546492	-12.16%	859
2010	11.283273	14.284151	26.60%	859
2009	8.524344	11.283273	32.37%	928
2008	14.265071	8.524344	-40.24%	890
1253

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	21.191774	23.423630	10.53%	514
2016	19.406360	21.191774	9.20%	1,292
2015	20.556879	19.406360	-5.60%	1,566
2014	18.859100	20.556879	9.00%	1,654
2013	14.183027	18.859100	32.97%	1,697
2012	12.143433	14.183027	16.80%	2,092
2011	13.335088	12.143433	-8.94%	2,321
2010	11.433510	13.335088	16.63%	5,190
2009	9.189047	11.433510	24.43%	5,312
2008	14.131483	9.189047	-34.97%	5,340
1254

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.714567	22.473463	3.49%	503
2016	21.206652	21.714567	2.40%	561
2015	20.609463	21.206652	2.90%	617
2014	16.123155	20.609463	27.83%	664
2013	16.235231	16.123155	-0.69%	708
2012	14.045059	16.235231	15.59%	712
2011	13.619767	14.045059	3.12%	712
2010	10.792324	13.619767	26.20%	1,730
2009	8.890277	10.792324	21.39%	2,032
2008	14.154722	8.890277	-37.19%	1,844
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	23.148430	26.886988	16.15%	4,400
2016	24.192910	23.148430	-4.32%	4,694
2015	26.880030	24.192910	-10.00%	5,594
2014	28.894204	26.880030	-6.97%	6,520
2013	23.514093	28.894204	22.88%	6,761
2012	20.093013	23.514093	17.03%	7,079
2011	22.049524	20.093013	-8.87%	7,856
2010	20.660999	22.049524	6.72%	13,084
2009	16.825408	20.660999	22.80%	17,020
2008	23.090085	16.825408	-27.13%	17,637
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	18.579904	20.320905	9.37%	3,057
2016	18.543282	18.579904	0.20%	3,733
2015	18.944824	18.543282	-2.12%	5,316
2014	17.933641	18.944824	5.64%	5,267
2013	14.763606	17.933641	21.47%	5,170
2012	13.454601	14.763606	9.73%	5,357
2011	13.261284	13.454601	1.46%	5,868
2010	11.531383	13.261284	15.00%	8,216
2009	10.371093	11.531383	11.19%	7,749
2008	13.368309	10.371093	-22.42%	7,070
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.927775	20.074050	18.59%	7,165
2016	16.616070	16.927775	1.88%	11,394
2015	17.038918	16.616070	-2.48%	13,683
2014	15.820121	17.038918	7.70%	14,544
2013	12.066514	15.820121	31.11%	14,676
2012	10.360830	12.066514	16.46%	15,032
2011	10.377811	10.360830	-0.16%	18,496
2010	8.741354	10.377811	18.72%	23,572
2009	7.177410	8.741354	21.79%	34,443
2008	11.205303	7.177410	-35.95%	32,858
1255

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	14.943051	15.263954	2.15%	5,794
2016	14.626209	14.943051	2.17%	8,310
2015	14.864472	14.626209	-1.60%	8,788
2014	14.507723	14.864472	2.46%	9,838
2013	15.089061	14.507723	-3.85%	9,137
2012	14.526680	15.089061	3.87%	9,463
2011	13.784851	14.526680	5.38%	12,712
2010	13.237899	13.784851	4.13%	13,006
2009	12.579343	13.237899	5.24%	18,772
2008	12.770070	12.579343	-1.49%	18,146
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.823124	10.142761	-14.21%	3,385
2016	8.947722	11.823124	32.14%	3,819
2015	11.703593	8.947722	-23.55%	4,549
2014	13.325692	11.703593	-12.17%	4,549
2013	10.621590	13.325692	25.46%	4,549
2012	10.670000	10.621590	-0.45%	4,768
2011	11.950360	10.670000	-10.71%	4,768
2010	9.978349	11.950360	19.76%	4,768
2009	7.233179	9.978349	37.95%	4,995
2008	13.678145	7.233179	-47.12%	5,072
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.138043	10.380969	2.40%	0
2016	9.644680	10.138043	5.12%	0
2015	10.089339	9.644680	-4.41%	0
2014	10.255395	10.089339	-1.62%	0
2013	10.264333	10.255395	-0.09%	0
2012	9.823217	10.264333	4.49%	0
2011*	10.000000	9.823217	-1.77%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.863426	21.407613	13.49%	2,297
2016	17.959279	18.863426	5.03%	2,438
2015	18.672324	17.959279	-3.82%	2,593
2014	17.311268	18.672324	7.86%	2,216
2013	13.600802	17.311268	27.28%	2,313
2012	12.238042	13.600802	11.14%	2,329
2011	13.075125	12.238042	-6.40%	2,329
2010	11.441470	13.075125	14.28%	2,308
2009	9.883687	11.441470	15.76%	1,691
2008	15.705806	9.883687	-37.07%	385
1256

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.069912	15.983034	22.29%	1,375
2016	13.725932	13.069912	-4.78%	2,800
2015	13.518725	13.725932	1.53%	2,980
2014	13.636290	13.518725	-0.86%	3,082
2013	11.646885	13.636290	17.08%	3,078
2012	10.047101	11.646885	15.92%	3,397
2011	11.039236	10.047101	-8.99%	4,937
2010	9.793277	11.039236	12.72%	5,855
2009	7.859316	9.793277	24.61%	8,815
2008	13.834228	7.859316	-43.19%	5,281
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.215682	9.103265	-1.22%	31,068
2016	9.372107	9.215682	-1.67%	31,275
2015	9.541997	9.372107	-1.78%	31,318
2014	9.714952	9.541997	-1.78%	31,361
2013	9.891049	9.714952	-1.78%	31,374
2012	10.070835	9.891049	-1.79%	31,464
2011	10.252872	10.070835	-1.78%	31,977
2010	10.432954	10.252872	-1.73%	31,538
2009	10.517057	10.432954	-0.80%	1,618
2008	10.480886	10.517057	0.35%	12,747
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.557826	21.031558	27.02%	8,392
2016	16.656577	16.557826	-0.59%	10,921
2015	15.827264	16.656577	5.24%	13,658
2014	14.414790	15.827264	9.80%	14,665
2013	10.757016	14.414790	34.00%	14,798
2012	9.716341	10.757016	10.71%	15,034
2011	9.688336	9.716341	0.29%	19,975
2010	8.763340	9.688336	10.56%	25,156
2009	7.022630	8.763340	24.79%	27,408
2008	11.222325	7.022630	-37.42%	28,232
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.993292	26.183913	4.76%	3,557
2016	21.904455	24.993292	14.10%	3,761
2015	23.857974	21.904455	-8.19%	4,050
2014	23.841165	23.857974	0.07%	4,431
2013	21.971242	23.841165	8.51%	4,646
2012	18.859306	21.971242	16.50%	4,755
2011	18.244495	18.859306	3.37%	6,862
2010	16.175283	18.244495	12.79%	7,049
2009	11.249498	16.175283	43.79%	7,186
2008	14.652819	11.249498	-23.23%	6,821
1257

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.896783	20.435960	20.95%	993
2016	17.021262	16.896783	-0.73%	1,445
2015	17.497349	17.021262	-2.72%	1,573
2014	17.564595	17.497349	-0.38%	1,684
2013	14.319127	17.564595	22.67%	1,775
2012	12.867337	14.319127	11.28%	1,780
2011	15.215640	12.867337	-15.43%	1,780
2010	13.580340	15.215640	12.04%	2,391
2009	10.096848	13.580340	34.50%	6,235
2008	17.808170	10.096848	-43.30%	5,321
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.838605	9.797446	-0.42%	0
2016	9.827716	9.838605	0.11%	0
2015	9.921364	9.827716	-0.94%	0
2014	10.005667	9.921364	-0.84%	0
2013	10.244175	10.005667	-2.33%	0
2012	10.092123	10.244175	1.51%	0
2011*	10.000000	10.092123	0.92%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	22.145827	23.668255	6.87%	0
2016	19.904701	22.145827	11.26%	0
2015	22.313797	19.904701	-10.80%	0
2014	23.125440	22.313797	-3.51%	0
2013	14.972306	23.125440	54.45%	0
2012	13.632963	14.972306	9.82%	0
2011	14.929400	13.632963	-8.68%	0
2010	10.793077	14.929400	38.32%	0
2009	7.779036	10.793077	38.75%	0
2008	15.244988	7.779036	-48.97%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	22.035522	27.460451	24.62%	1,421
2016	21.145165	22.035522	4.21%	1,571
2015	22.853781	21.145165	-7.48%	1,718
2014	21.574873	22.853781	5.93%	1,572
2013	16.908213	21.574873	27.60%	1,677
2012	15.162773	16.908213	11.51%	1,694
2011	15.527086	15.162773	-2.35%	1,802
2010	12.018634	15.527086	29.19%	1,895
2009	8.344923	12.018634	44.02%	2,160
2008	13.325893	8.344923	-37.38%	261
1258

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.181314	10.295377	1.12%	2,689
2016	8.373638	10.181314	21.59%	3,127
2015	10.988151	8.373638	-23.79%	4,045
2014	12.867191	10.988151	-14.60%	4,431
2013	12.154801	12.867191	5.86%	4,603
2012	12.149259	12.154801	0.05%	4,809
2011	15.749294	12.149259	-22.86%	4,780
2010	13.699923	15.749294	14.96%	9,349
2009	8.034380	13.699923	70.52%	15,783
2008	21.230671	8.034380	-62.16%	12,843
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	23.740230	30.802069	29.75%	6,889
2016	23.807054	23.740230	-0.28%	8,097
2015	24.962307	23.807054	-4.63%	9,117
2014	24.700974	24.962307	1.06%	9,645
2013	16.084077	24.700974	53.57%	10,059
2012	12.813483	16.084077	25.52%	10,419
2011	13.846542	12.813483	-7.46%	11,668
2010	12.505303	13.846542	10.73%	15,252
2009	8.853154	12.505303	41.25%	17,508
2008	13.637386	8.853154	-35.08%	15,592
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	22.807629	25.472681	11.68%	158
2016	18.020416	22.807629	26.57%	158
2015	19.436379	18.020416	-7.29%	158
2014	18.489758	19.436379	5.12%	158
2013	14.100679	18.489758	31.13%	158
2012	12.104302	14.100679	16.49%	164
2011	14.133281	12.104302	-14.36%	164
2010	11.384924	14.133281	24.14%	164
2009	8.977050	11.384924	26.82%	0
2008	12.375917	8.977050	-27.46%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.297037	22.122595	20.91%	5,882
2016	18.103765	18.297037	1.07%	7,676
2015	18.094994	18.103765	0.05%	10,324
2014	18.137611	18.094994	-0.23%	10,673
2013	12.883495	18.137611	40.78%	10,967
2012	12.475902	12.883495	3.27%	11,008
2011	14.211010	12.475902	-12.21%	12,699
2010	11.231202	14.211010	26.53%	12,910
2009	8.489334	11.231202	32.30%	16,081
2008	14.213730	8.489334	-40.27%	11,239
1259

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	21.023497	23.225845	10.48%	3,084
2016	19.262038	21.023497	9.14%	4,683
2015	20.414388	19.262038	-5.64%	5,684
2014	18.737908	20.414388	8.95%	6,214
2013	14.099045	18.737908	32.90%	6,168
2012	12.077686	14.099045	16.74%	6,534
2011	13.269643	12.077686	-8.98%	6,760
2010	11.383167	13.269643	16.57%	6,888
2009	9.153250	11.383167	24.36%	8,216
2008	14.083623	9.153250	-35.01%	7,581
1260

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.577786	22.320559	3.44%	242
2016	21.083770	21.577786	2.34%	353
2015	20.500478	21.083770	2.85%	108
2014	16.046056	20.500478	27.76%	23
2013	16.165831	16.046056	-0.74%	288
2012	13.992152	16.165831	15.53%	502
2011	13.575358	13.992152	3.07%	2,363
2010	10.762600	13.575358	26.13%	2,234
2009	8.870298	10.762600	21.33%	2,427
2008	14.130142	8.870298	-37.22%	2,117
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.959696	26.654238	16.09%	3,009
2016	24.007861	22.959696	-4.37%	4,002
2015	26.688023	24.007861	-10.04%	4,929
2014	28.702426	26.688023	-7.02%	6,489
2013	23.369911	28.702426	22.82%	9,148
2012	19.980000	23.369911	16.97%	10,666
2011	21.936664	19.980000	-8.92%	11,606
2010	20.565724	21.936664	6.67%	12,238
2009	16.756337	20.565724	22.73%	18,228
2008	23.007031	16.756337	-27.17%	16,751
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	18.428406	20.144981	9.31%	5,682
2016	18.401420	18.428406	0.15%	6,724
2015	18.809462	18.401420	-2.17%	7,524
2014	17.814576	18.809462	5.58%	7,908
2013	14.673056	17.814576	21.41%	7,322
2012	13.378906	14.673056	9.67%	7,313
2011	13.193376	13.378906	1.41%	8,036
2010	11.478176	13.193376	14.94%	8,711
2009	10.328502	11.478176	11.13%	8,810
2008	13.320203	10.328502	-22.46%	8,354
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.789745	19.900272	18.53%	5,553
2016	16.488952	16.789745	1.82%	10,653
2015	16.917177	16.488952	-2.53%	10,894
2014	15.715091	16.917177	7.65%	15,034
2013	11.992501	15.715091	31.04%	18,170
2012	10.302532	11.992501	16.40%	18,936
2011	10.324672	10.302532	-0.21%	16,787
2010	8.701028	10.324672	18.66%	18,306
2009	7.147936	8.701028	21.73%	21,103
2008	11.164979	7.147936	-35.98%	19,821
1261

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	14.821166	15.131762	2.10%	2,603
2016	14.514275	14.821166	2.11%	2,842
2015	14.758225	14.514275	-1.65%	2,203
2014	14.411356	14.758225	2.41%	1,339
2013	14.996464	14.411356	-3.90%	3,750
2012	14.444907	14.996464	3.82%	15,424
2011	13.714218	14.444907	5.33%	3,521
2010	13.176788	13.714218	4.08%	3,905
2009	12.527651	13.176788	5.18%	4,546
2008	12.724081	12.527651	-1.54%	4,641
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.759058	10.082674	-14.26%	0
2016	8.903759	11.759058	32.07%	0
2015	11.652032	8.903759	-23.59%	450
2014	13.273755	11.652032	-12.22%	2,439
2013	10.585577	13.273755	25.39%	189
2012	10.639249	10.585577	-0.50%	556
2011	11.921965	10.639249	-10.76%	556
2010	9.959699	11.921965	19.70%	556
2009	7.223338	9.959699	37.88%	1,343
2008	13.666521	7.223338	-47.15%	1,026
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.108851	10.345826	2.34%	466
2016	9.621791	10.108851	5.06%	517
2015	10.070529	9.621791	-4.46%	0
2014	10.241491	10.070529	-1.67%	0
2013	10.255638	10.241491	-0.14%	0
2012	9.819903	10.255638	4.44%	0
2011*	10.000000	9.819903	-1.80%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.742196	21.259228	13.43%	273
2016	17.852923	18.742196	4.98%	273
2015	18.571212	17.852923	-3.87%	273
2014	17.226297	18.571212	7.81%	273
2013	13.540931	17.226297	27.22%	451
2012	12.190398	13.540931	11.08%	450
2011	13.030848	12.190398	-6.45%	459
2010	11.408525	13.030848	14.22%	468
2009	9.860246	11.408525	15.70%	1,603
2008	15.676559	9.860246	-37.10%	4,070
1262

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.963297	15.844620	22.23%	4,474
2016	13.620876	12.963297	-4.83%	5,748
2015	13.422102	13.620876	1.48%	5,748
2014	13.545729	13.422102	-0.91%	5,907
2013	11.575430	13.545729	17.02%	5,971
2012	9.990559	11.575430	15.86%	6,250
2011	10.982697	9.990559	-9.03%	6,964
2010	9.748069	10.982697	12.67%	6,793
2009	7.827024	9.748069	24.54%	9,745
2008	13.784418	7.827024	-43.22%	11,022
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.140534	9.024454	-1.27%	0
2016	9.300398	9.140534	-1.72%	0
2015	9.473805	9.300398	-1.83%	0
2014	9.650443	9.473805	-1.83%	0
2013	9.830371	9.650443	-1.83%	0
2012	10.014170	9.830371	-1.84%	0
2011	10.200359	10.014170	-1.83%	0
2010	10.384807	10.200359	-1.78%	0
2009	10.473856	10.384807	-0.85%	72
2008	10.443152	10.473856	0.29%	2,764
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.422796	20.849451	26.95%	9,609
2016	16.529130	16.422796	-0.64%	10,753
2015	15.714173	16.529130	5.19%	12,474
2014	14.319079	15.714173	9.74%	12,726
2013	10.691020	14.319079	33.94%	16,833
2012	9.661666	10.691020	10.65%	18,446
2011	9.638719	9.661666	0.24%	20,726
2010	8.722883	9.638719	10.50%	23,378
2009	6.993767	8.722883	24.72%	27,376
2008	11.181906	6.993767	-37.45%	26,058
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.789454	25.957175	4.71%	2,596
2016	21.736828	24.789454	14.04%	3,060
2015	23.687461	21.736828	-8.23%	2,909
2014	23.682833	23.687461	0.02%	2,512
2013	21.836451	23.682833	8.46%	2,578
2012	18.753171	21.836451	16.44%	2,709
2011	18.151041	18.753171	3.32%	2,693
2010	16.100631	18.151041	12.73%	3,049
2009	11.203274	16.100631	43.71%	3,192
2008	14.600056	11.203274	-23.27%	3,086
1263

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.788217	20.294348	20.88%	24
2016	16.920478	16.788217	-0.78%	25
2015	17.402621	16.920478	-2.77%	25
2014	17.478408	17.402621	-0.43%	25
2013	14.256119	17.478408	22.60%	291
2012	12.817265	14.256119	11.23%	581
2011	15.164134	12.817265	-15.48%	1,565
2010	13.541248	15.164134	11.98%	1,747
2009	10.072910	13.541248	34.43%	1,785
2008	17.775027	10.072910	-43.33%	631
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.810274	9.764271	-0.47%	1,316
2016	9.804400	9.810274	0.06%	1,316
2015	9.902864	9.804400	-0.99%	1,316
2014	9.992089	9.902864	-0.89%	0
2013	10.235488	9.992089	-2.38%	0
2012	10.088710	10.235488	1.45%	0
2011*	10.000000	10.088710	0.89%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	22.003491	23.504188	6.82%	243
2016	19.786815	22.003491	11.20%	1,822
2015	22.192946	19.786815	-10.84%	1,595
2014	23.011926	22.192946	-3.56%	1,483
2013	14.906390	23.011926	54.38%	2,094
2012	13.579882	14.906390	9.77%	243
2011	14.878845	13.579882	-8.73%	6,685
2010	10.762006	14.878845	38.25%	6,998
2009	7.760596	10.762006	38.67%	452
2008	15.216622	7.760596	-49.00%	380
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.905902	27.285070	24.56%	952
2016	21.031456	21.905902	4.16%	3,559
2015	22.742475	21.031456	-7.52%	3,060
2014	21.480723	22.742475	5.87%	2,737
2013	16.842999	21.480723	27.54%	3,514
2012	15.112000	16.842999	11.45%	1,633
2011	15.482961	15.112000	-2.40%	4,268
2010	11.990581	15.482961	29.13%	4,284
2009	8.329691	11.990581	43.95%	1,422
2008	13.308372	8.329691	-37.41%	1,314
1264

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.121422	10.229621	1.07%	677
2016	8.328604	10.121422	21.53%	666
2015	10.934639	8.328604	-23.83%	723
2014	12.811075	10.934639	-14.65%	695
2013	12.107960	12.811075	5.81%	3,662
2012	12.108624	12.107960	-0.01%	4,331
2011	15.704601	12.108624	-22.90%	9,297
2010	13.667983	15.704601	14.90%	9,448
2009	8.019723	13.667983	70.43%	20,083
2008	21.202788	8.019723	-62.18%	16,595
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	23.546631	30.535385	29.68%	3,514
2016	23.624906	23.546631	-0.33%	6,251
2015	24.783938	23.624906	-4.68%	8,273
2014	24.536964	24.783938	1.01%	8,729
2013	15.985412	24.536964	53.50%	11,387
2012	12.741379	15.985412	25.46%	8,540
2011	13.775633	12.741379	-7.51%	9,835
2010	12.447594	13.775633	10.67%	10,819
2009	8.816780	12.447594	41.18%	14,244
2008	13.588299	8.816780	-35.11%	13,077
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	22.661038	25.296120	11.63%	161
2016	17.913681	22.661038	26.50%	165
2015	19.331101	17.913681	-7.33%	407
2014	18.398982	19.331101	5.07%	516
2013	14.038582	18.398982	31.06%	596
2012	12.057151	14.038582	16.43%	1,693
2011	14.085391	12.057151	-14.40%	2,939
2010	11.352119	14.085391	24.08%	2,861
2009	8.955749	11.352119	26.76%	1,510
2008	12.352856	8.955749	-27.50%	1,403
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.147762	21.930979	20.85%	7,839
2016	17.965196	18.147762	1.02%	10,247
2015	17.965643	17.965196	0.00%	10,144
2014	18.017136	17.965643	-0.29%	11,601
2013	12.804436	18.017136	40.71%	13,482
2012	12.405676	12.804436	3.21%	11,872
2011	14.138201	12.405676	-12.25%	13,326
2010	11.179356	14.138201	26.47%	13,348
2009	8.454444	11.179356	32.23%	15,537
2008	14.162554	8.454444	-40.30%	14,872
1265

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	20.856423	23.029582	10.42%	2,560
2016	19.118663	20.856423	9.09%	3,330
2015	20.272768	19.118663	-5.69%	3,855
2014	18.617404	20.272768	8.89%	5,741
2013	14.015497	18.617404	32.83%	8,157
2012	12.012249	14.015497	16.68%	8,707
2011	13.204456	12.012249	-9.03%	11,032
2010	11.333025	13.204456	16.51%	10,869
2009	9.117574	11.333025	24.30%	11,434
2008	14.035888	9.117574	-35.04%	12,284
1266

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.441698	22.168532	3.39%	0
2016	20.961441	21.441698	2.29%	0
2015	20.391919	20.961441	2.79%	0
2014	15.969213	20.391919	27.70%	0
2013	16.096618	15.969213	-0.79%	0
2012	13.939367	16.096618	15.48%	0
2011	13.531023	13.939367	3.02%	0
2010	10.732905	13.531023	26.07%	0
2009	8.850357	10.732905	21.27%	0
2008	14.105608	8.850357	-37.26%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.772361	26.423342	16.03%	25
2016	23.824079	22.772361	-4.41%	25
2015	26.497225	23.824079	-10.09%	22
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	37
2012	19.867525	23.226486	16.91%	37
2011	21.824273	19.867525	-8.97%	22
2010	20.470767	21.824273	6.61%	392
2009	16.687470	20.470767	22.67%	403
2008	22.924163	16.687470	-27.21%	521
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	18.278137	19.970567	9.26%	0
2016	18.260647	18.278137	0.10%	0
2015	18.675080	18.260647	-2.22%	0
2014	17.696314	18.675080	5.53%	0
2013	14.583066	17.696314	21.35%	85
2012	13.303645	14.583066	9.62%	85
2011	13.125833	13.303645	1.35%	85
2010	11.425224	13.125833	14.88%	104
2009	10.286081	11.425224	11.07%	104
2008	13.272253	10.286081	-22.50%	177
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.652699	19.727808	18.47%	385
2016	16.362672	16.652699	1.77%	385
2015	16.796183	16.362672	-2.58%	385
2014	15.610648	16.796183	7.59%	385
2013	11.918865	15.610648	30.97%	498
2012	10.244509	11.918865	16.34%	498
2011	10.271743	10.244509	-0.27%	530
2010	8.660825	10.271743	18.60%	1,329
2009	7.118529	8.660825	21.67%	1,424
2008	11.124729	7.118529	-36.01%	1,708
1267

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	14.700290	15.000735	2.04%	334
2016	14.403222	14.700290	2.06%	328
2015	14.652772	14.403222	-1.70%	333
2014	14.315679	14.652772	2.35%	368
2013	14.904497	14.315679	-3.95%	750
2012	14.363658	14.904497	3.77%	766
2011	13.644011	14.363658	5.27%	785
2010	13.116009	13.644011	4.03%	1,422
2009	12.476211	13.116009	5.13%	1,414
2008	12.678289	12.476211	-1.59%	1,290
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.695254	10.022878	-14.30%	0
2016	8.859947	11.695254	32.00%	0
2015	11.600625	8.859947	-23.63%	0
2014	13.221947	11.600625	-12.26%	0
2013	10.549636	13.221947	25.33%	0
2012	10.608544	10.549636	-0.56%	0
2011	11.893610	10.608544	-10.80%	0
2010	9.941071	11.893610	19.64%	0
2009	7.213509	9.941071	37.81%	0
2008	13.654905	7.213509	-47.17%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.079720	10.310768	2.29%	0
2016	9.598937	10.079720	5.01%	0
2015	10.051725	9.598937	-4.50%	0
2014	10.227577	10.051725	-1.72%	0
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
2011*	10.000000	9.816587	-1.83%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.621694	21.111824	13.37%	0
2016	17.747165	18.621694	4.93%	0
2015	18.470602	17.747165	-3.92%	0
2014	17.141705	18.470602	7.75%	0
2013	13.481304	17.141705	27.15%	0
2012	12.142905	13.481304	11.02%	0
2011	12.986685	12.142905	-6.50%	0
2010	11.375655	12.986685	14.16%	0
2009	9.836852	11.375655	15.64%	0
2008	15.647355	9.836852	-37.13%	88
1268

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.857529	15.707360	22.16%	0
2016	13.516614	12.857529	-4.88%	0
2015	13.326148	13.516614	1.43%	0
2014	13.455743	13.326148	-0.96%	86
2013	11.504386	13.455743	16.96%	86
2012	9.934308	11.504386	15.80%	87
2011	10.926419	9.934308	-9.08%	63
2010	9.703059	10.926419	12.61%	743
2009	7.794845	9.703059	24.48%	747
2008	13.734768	7.794845	-43.25%	764
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	9.065959	8.946268	-1.32%	101
2016	9.229199	9.065959	-1.77%	101
2015	9.406070	9.229199	-1.88%	101
2014	9.586329	9.406070	-1.88%	134
2013	9.770042	9.586329	-1.88%	251
2012	9.957792	9.770042	-1.89%	252
2011	10.148093	9.957792	-1.88%	297
2010	10.336859	10.148093	-1.83%	232
2009	10.430812	10.336859	-0.90%	223
2008	10.405536	10.430812	0.24%	328
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.288796	20.668846	26.89%	378
2016	16.402588	16.288796	-0.69%	378
2015	15.601819	16.402588	5.13%	378
2014	14.223941	15.601819	9.69%	403
2013	10.625393	14.223941	33.87%	583
2012	9.607261	10.625393	10.60%	584
2011	9.589314	9.607261	0.19%	585
2010	8.682604	9.589314	10.44%	2,087
2009	6.965020	8.682604	24.66%	2,178
2008	11.141629	6.965020	-37.49%	2,565
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.587225	25.732348	4.66%	24
2016	21.570456	24.587225	13.99%	25
2015	23.518142	21.570456	-8.28%	25
2014	23.525531	23.518142	-0.03%	25
2013	21.702460	23.525531	8.40%	24
2012	18.647619	21.702460	16.38%	26
2011	18.058040	18.647619	3.26%	27
2010	16.026293	18.058040	12.68%	415
2009	11.157228	16.026293	43.64%	431
2008	14.547469	11.157228	-23.30%	527
1269

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.680296	20.153650	20.82%	0
2016	16.820250	16.680296	-0.83%	0
2015	17.308355	16.820250	-2.82%	0
2014	17.392594	17.308355	-0.48%	0
2013	14.193342	17.392594	22.54%	0
2012	12.767332	14.193342	11.17%	0
2011	15.112754	12.767332	-15.52%	0
2010	13.502231	15.112754	11.93%	0
2009	10.049008	13.502231	34.36%	0
2008	17.741899	10.049008	-43.36%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.782034	9.731223	-0.52%	0
2016	9.781135	9.782034	0.01%	0
2015	9.884389	9.781135	-1.04%	0
2014	9.978537	9.884389	-0.94%	0
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
2011*	10.000000	10.085315	0.85%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	21.861890	23.341078	6.77%	0
2016	19.669484	21.861890	11.15%	0
2015	22.072600	19.669484	-10.89%	0
2014	22.898806	22.072600	-3.61%	0
2013	14.840661	22.898806	54.30%	0
2012	13.526913	14.840661	9.71%	0
2011	14.828359	13.526913	-8.78%	0
2010	10.730946	14.828359	38.18%	0
2009	7.742142	10.730946	38.60%	0
2008	15.188223	7.742142	-49.03%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.776974	27.110710	24.49%	0
2016	20.918305	21.776974	4.10%	0
2015	22.631646	20.918305	-7.57%	0
2014	21.386957	22.631646	5.82%	12
2013	16.778015	21.386957	27.47%	12
2012	15.061395	16.778015	11.40%	12
2011	15.438969	15.061395	-2.45%	13
2010	11.962599	15.438969	29.06%	35
2009	8.314481	11.962599	43.88%	77
2008	13.290861	8.314481	-37.44%	90
1270

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.061797	10.164190	1.02%	0
2016	8.283760	10.061797	21.46%	0
2015	10.881321	8.283760	-23.87%	0
2014	12.755113	10.881321	-14.69%	28
2013	12.061214	12.755113	5.75%	28
2012	12.068050	12.061214	-0.06%	28
2011	15.659957	12.068050	-22.94%	12
2010	13.636062	15.659957	14.84%	36
2009	8.005079	13.636062	70.34%	36
2008	21.174907	8.005079	-62.20%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	23.354487	30.270838	29.61%	0
2016	23.444046	23.354487	-0.38%	0
2015	24.606756	23.444046	-4.73%	0
2014	24.373967	24.606756	0.96%	0
2013	15.887301	24.373967	53.42%	0
2012	12.669644	15.887301	25.40%	0
2011	13.705044	12.669644	-7.55%	0
2010	12.390112	13.705044	10.61%	523
2009	8.780538	12.390112	41.11%	533
2008	13.539355	8.780538	-35.15%	660
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	22.515386	25.120760	11.57%	0
2016	17.807586	22.515386	26.44%	0
2015	19.226408	17.807586	-7.38%	0
2014	18.308656	19.226408	5.01%	0
2013	13.976778	18.308656	30.99%	0
2012	12.010201	13.976778	16.37%	0
2011	14.037691	12.010201	-14.44%	0
2010	11.319438	14.037691	24.01%	0
2009	8.934512	11.319438	26.69%	0
2008	12.329851	8.934512	-27.54%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	17.999683	21.740986	20.79%	16
2016	17.827647	17.999683	0.96%	17
2015	17.837168	17.827647	-0.05%	16
2014	17.897411	17.837168	-0.34%	35
2013	12.725821	17.897411	40.64%	38
2012	12.335809	12.725821	3.16%	36
2011	14.065731	12.335809	-12.30%	34
2010	11.127715	14.065731	26.40%	592
2009	8.419681	11.127715	32.16%	626
2008	14.111521	8.419681	-40.33%	666
1271

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	20.690564	22.834840	10.36%	14
2016	18.976266	20.690564	9.03%	15
2015	20.132028	18.976266	-5.74%	15
2014	18.497587	20.132028	8.84%	25
2013	13.932392	18.497587	32.77%	157
2012	11.947119	13.932392	16.62%	158
2011	13.139553	11.947119	-9.08%	159
2010	11.283055	13.139553	16.45%	790
2009	9.081991	11.283055	24.24%	840
2008	13.988274	9.081991	-35.07%	916
1272

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.306452	22.017506	3.34%	94
2016	20.839799	21.306452	2.24%	239
2015	20.283913	20.839799	2.74%	249
2014	15.892721	20.283913	27.63%	270
2013	16.027693	15.892721	-0.84%	306
2012	13.886771	16.027693	15.42%	0
2011	13.486830	13.886771	2.97%	0
2010	10.703306	13.486830	26.01%	0
2009	8.830457	10.703306	21.21%	0
2008	14.081104	8.830457	-37.29%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.586495	26.194367	15.97%	197
2016	23.641642	22.586495	-4.46%	441
2015	26.307740	23.641642	-10.13%	7,969
2014	28.322324	26.307740	-7.11%	7,950
2013	23.083928	28.322324	22.69%	7,933
2012	19.755670	23.083928	16.85%	9,082
2011	21.712454	19.755670	-9.01%	30,990
2010	20.376262	21.712454	6.56%	49,480
2009	16.618894	20.376262	22.61%	29,116
2008	22.841603	16.618894	-27.24%	15,971
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	18.128821	19.797355	9.20%	3,561
2016	18.120689	18.128821	0.04%	2,540
2015	18.541408	18.120689	-2.27%	1,069
2014	17.578614	18.541408	5.48%	1,341
2013	14.493462	17.578614	21.29%	1,663
2012	13.228656	14.493462	9.56%	3,352
2011	13.058487	13.228656	1.30%	3,861
2010	11.372392	13.058487	14.83%	5,898
2009	10.243745	11.372392	11.02%	7,411
2008	13.224378	10.243745	-22.54%	7,690
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.516808	19.556884	18.41%	3,588
2016	16.237403	16.516808	1.72%	3,243
2015	16.676083	16.237403	-2.63%	2,259
2014	15.506924	16.676083	7.54%	2,557
2013	11.845714	15.506924	30.91%	2,987
2012	10.186834	11.845714	16.28%	2,141
2011	10.219107	10.186834	-0.32%	4,326
2010	8.620829	10.219107	18.54%	8,495
2009	7.089267	8.620829	21.60%	9,870
2008	11.084666	7.089267	-36.04%	10,354
1273

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	14.580238	14.870673	1.99%	202
2016	14.292865	14.580238	2.01%	1,577
2015	14.547920	14.292865	-1.75%	3,981
2014	14.220486	14.547920	2.30%	3,992
2013	14.812951	14.220486	-4.00%	3,954
2012	14.282742	14.812951	3.71%	4,751
2011	13.574041	14.282742	5.22%	2,659
2010	13.055396	13.574041	3.97%	4,544
2009	12.424894	13.055396	5.07%	3,976
2008	12.632579	12.424894	-1.64%	4,670
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.631771	9.963402	-14.34%	0
2016	8.816341	11.631771	31.93%	0
2015	11.549436	8.816341	-23.66%	0
2014	13.170323	11.549436	-12.31%	0
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
2011	11.865330	10.577926	-10.85%	0
2010	9.922486	11.865330	19.58%	0
2009	7.203690	9.922486	37.74%	0
2008	13.643292	7.203690	-47.20%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.050672	10.275821	2.24%	0
2016	9.576139	10.050672	4.96%	0
2015	10.032966	9.576139	-4.55%	0
2014	10.213696	10.032966	-1.77%	0
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
2011*	10.000000	9.813265	-1.87%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.501921	20.965380	13.31%	0
2016	17.641970	18.501921	4.87%	0
2015	18.370486	17.641970	-3.97%	0
2014	17.057482	18.370486	7.70%	0
2013	13.421905	17.057482	27.09%	0
2012	12.095586	13.421905	10.97%	0
2011	12.942672	12.095586	-6.54%	0
2010	11.342878	12.942672	14.10%	0
2009	9.813509	11.342878	15.58%	0
2008	15.618199	9.813509	-37.17%	0
1274

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.752537	15.571182	22.10%	479
2016	13.413057	12.752537	-4.92%	743
2015	13.230787	13.413057	1.38%	2,905
2014	13.366276	13.230787	-1.01%	2,933
2013	11.433718	13.366276	16.90%	2,926
2012	9.878323	11.433718	15.75%	2,527
2011	10.870383	9.878323	-9.13%	10,180
2010	9.658214	10.870383	12.55%	20,038
2009	7.762776	9.658214	24.42%	18,202
2008	13.685246	7.762776	-43.28%	17,511
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	8.991941	8.868722	-1.37%	0
2016	9.158519	8.991941	-1.82%	0
2015	9.338796	9.158519	-1.93%	1,017
2014	9.522614	9.338796	-1.93%	1,017
2013	9.710054	9.522614	-1.93%	1,017
2012	9.901714	9.710054	-1.94%	1,026
2011	10.096066	9.901714	-1.93%	9,925
2010	10.289110	10.096066	-1.88%	1,249
2009	10.387921	10.289110	-0.95%	878
2008	10.368031	10.387921	0.19%	1,271
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.155733	20.489590	26.83%	136
2016	16.276879	16.155733	-0.74%	301
2015	15.490141	16.276879	5.08%	855
2014	14.129332	15.490141	9.63%	1,157
2013	10.560103	14.129332	33.80%	1,561
2012	9.553110	10.560103	10.54%	5,040
2011	9.540123	9.553110	0.14%	7,335
2010	8.642457	9.540123	10.39%	18,216
2009	6.936353	8.642457	24.60%	20,827
2008	11.101450	6.936353	-37.52%	19,721
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.386539	25.509352	4.60%	827
2016	21.405264	24.386539	13.93%	1,436
2015	23.349943	21.405264	-8.33%	1,490
2014	23.369183	23.349943	-0.08%	1,467
2013	21.569212	23.369183	8.35%	1,473
2012	18.542604	21.569212	16.32%	561
2011	17.965482	18.542604	3.21%	752
2010	15.952285	17.965482	12.62%	2,350
2009	11.111353	15.952285	43.57%	2,954
2008	14.495047	11.111353	-23.34%	3,296
1275

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.572990	20.013825	20.76%	129
2016	16.720544	16.572990	-0.88%	337
2015	17.214533	16.720544	-2.87%	327
2014	17.307138	17.214533	-0.54%	335
2013	14.130801	17.307138	22.48%	334
2012	12.717582	14.130801	11.11%	0
2011	15.061536	12.717582	-15.56%	0
2010	13.463326	15.061536	11.87%	0
2009	10.025164	13.463326	34.30%	0
2008	17.708855	10.025164	-43.39%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.753808	9.698203	-0.57%	773
2016	9.757876	9.753808	-0.04%	3,031
2015	9.865918	9.757876	-1.10%	3,087
2014	9.964972	9.865918	-0.99%	3,120
2013	10.218116	9.964972	-2.48%	2,984
2012	10.081901	10.218116	1.35%	0
2011*	10.000000	10.081901	0.82%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	21.721330	23.179218	6.71%	112
2016	19.552942	21.721330	11.09%	116
2015	21.953027	19.552942	-10.93%	127
2014	22.786375	21.953027	-3.66%	125
2013	14.775317	22.786375	54.22%	125
2012	13.474234	14.775317	9.66%	0
2011	14.778142	13.474234	-8.82%	0
2010	10.700042	14.778142	38.11%	0
2009	7.723774	10.700042	38.53%	0
2008	15.159934	7.723774	-49.05%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.648814	26.937472	24.43%	0
2016	20.805772	21.648814	4.05%	0
2015	22.521384	20.805772	-7.62%	0
2014	21.293609	22.521384	5.77%	0
2013	16.713295	21.293609	27.41%	0
2012	15.010965	16.713295	11.34%	0
2011	15.395096	15.010965	-2.50%	0
2010	11.934680	15.395096	28.99%	390
2009	8.299300	11.934680	43.80%	0
2008	13.273376	8.299300	-37.47%	0
1276

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	10.002546	10.099209	0.97%	0
2016	8.239158	10.002546	21.40%	0
2015	10.828252	8.239158	-23.91%	414
2014	12.699387	10.828252	-14.73%	414
2013	12.014652	12.699387	5.70%	414
2012	12.027603	12.014652	-0.11%	417
2011	15.615427	12.027603	-22.98%	9,994
2010	13.604220	15.615427	14.78%	17,549
2009	7.990454	13.604220	70.26%	16,838
2008	21.147056	7.990454	-62.21%	11,792
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	23.163763	30.008381	29.55%	607
2016	23.264415	23.163763	-0.43%	665
2015	24.430674	23.264415	-4.77%	483
2014	24.211908	24.430674	0.90%	658
2013	15.789709	24.211908	53.34%	876
2012	12.598251	15.789709	25.33%	949
2011	13.634758	12.598251	-7.60%	7,877
2010	12.332845	13.634758	10.56%	14,141
2009	8.744408	12.332845	41.04%	16,834
2008	13.490523	8.744408	-35.18%	17,136
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	22.370504	24.946426	11.51%	0
2016	17.701991	22.370504	26.37%	0
2015	19.122155	17.701991	-7.43%	0
2014	18.218664	19.122155	4.96%	0
2013	13.915172	18.218664	30.93%	0
2012	11.963368	13.915172	16.31%	0
2011	13.990081	11.963368	-14.49%	0
2010	11.286783	13.990081	23.95%	0
2009	8.913285	11.286783	26.63%	0
2008	12.306855	8.913285	-27.57%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	17.852686	21.552476	20.72%	463
2016	17.691054	17.852686	0.91%	597
2015	17.709529	17.691054	-0.10%	668
2014	17.778410	17.709529	-0.39%	912
2013	12.647643	17.778410	40.57%	1,168
2012	12.266298	12.647643	3.11%	1,478
2011	13.993596	12.266298	-12.34%	2,484
2010	11.076279	13.993596	26.34%	6,262
2009	8.385032	11.076279	32.10%	8,738
2008	14.060636	8.385032	-40.37%	9,869
1277

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	20.525977	22.641682	10.31%	686
2016	18.834896	20.525977	8.98%	1,203
2015	19.992246	18.834896	-5.79%	2,005
2014	18.378507	19.992246	8.78%	2,212
2013	13.849752	18.378507	32.70%	2,577
2012	11.882324	13.849752	16.56%	2,039
2011	13.074938	11.882324	-9.12%	6,850
2010	11.233291	13.074938	16.39%	13,033
2009	9.046551	11.233291	24.17%	15,844
2008	13.940799	9.046551	-35.11%	14,591
1278

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.172107	21.867560	3.28%	0
2016	20.718912	21.172107	2.19%	0
2015	20.176536	20.718912	2.69%	0
2014	15.816643	20.176536	27.57%	0
2013	15.959095	15.816643	-0.89%	0
2012	13.834396	15.959095	15.36%	0
2011	13.442802	13.834396	2.91%	0
2010	10.673791	13.442802	25.94%	250
2009	8.810591	10.673791	21.15%	585
2008	14.056628	8.810591	-37.32%	1,370
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	22.402024	25.967220	15.91%	675
2016	23.460493	22.402024	-4.51%	3,074
2015	26.119496	23.460493	-10.18%	3,080
2014	28.134016	26.119496	-7.16%	3,086
2013	22.942148	28.134016	22.63%	4,028
2012	19.644363	22.942148	16.79%	8,208
2011	21.601112	19.644363	-9.06%	8,884
2010	20.282095	21.601112	6.50%	9,515
2009	16.550524	20.282095	22.55%	5,845
2008	22.759256	16.550524	-27.28%	5,892
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	17.980735	19.625662	9.15%	4,125
2016	17.981805	17.980735	-0.01%	4,631
2015	18.408689	17.981805	-2.32%	4,944
2014	17.461696	18.408689	5.42%	5,043
2013	14.404407	17.461696	21.22%	2,633
2012	13.154106	14.404407	9.51%	1,718
2011	12.991495	13.154106	1.25%	983
2010	11.319824	12.991495	14.77%	1,765
2009	10.201596	11.319824	10.96%	2,983
2008	13.176694	10.201596	-22.58%	2,986
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.381848	19.387218	18.35%	2,076
2016	16.112922	16.381848	1.67%	7,666
2015	16.556691	16.112922	-2.68%	7,706
2014	15.403770	16.556691	7.48%	7,932
2013	11.772911	15.403770	30.84%	8,042
2012	10.129404	11.772911	16.23%	7,974
2011	10.166672	10.129404	-0.37%	4,954
2010	8.580972	10.166672	18.48%	13,419
2009	7.060092	8.580972	21.54%	14,093
2008	11.044694	7.060092	-36.08%	17,588
1279

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	14.461213	14.741771	1.94%	297
2016	14.183393	14.461213	1.96%	5,678
2015	14.443873	14.183393	-1.80%	6,028
2014	14.125982	14.443873	2.25%	6,224
2013	14.722014	14.125982	-4.05%	6,235
2012	14.202315	14.722014	3.66%	25,061
2011	13.504467	14.202315	5.17%	26,075
2010	12.995111	13.504467	3.92%	27,543
2009	12.373821	12.995111	5.02%	9,770
2008	12.587064	12.373821	-1.69%	7,074
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.568630	9.904270	-14.39%	0
2016	8.772953	11.568630	31.87%	0
2015	11.498461	8.772953	-23.70%	0
2014	13.118892	11.498461	-12.35%	0
2013	10.478082	13.118892	25.20%	0
2012	10.547374	10.478082	-0.66%	0
2011	11.837082	10.547374	-10.90%	1,194
2010	9.903902	11.837082	19.52%	1,194
2009	7.193872	9.903902	37.67%	0
2008	13.631668	7.193872	-47.23%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	10.021694	10.240980	2.19%	0
2016	9.553377	10.021694	4.90%	0
2015	10.014228	9.553377	-4.60%	0
2014	10.199821	10.014228	-1.82%	0
2013	10.229547	10.199821	-0.29%	0
2012	9.809954	10.229547	4.28%	0
2011*	10.000000	9.809954	-1.90%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.382845	20.819856	13.26%	0
2016	17.537351	18.382845	4.82%	0
2015	18.270864	17.537351	-4.01%	0
2014	16.973632	18.270864	7.64%	0
2013	13.362736	16.973632	27.02%	0
2012	12.048420	13.362736	10.91%	788
2011	12.898754	12.048420	-6.59%	768
2010	11.310153	12.898754	14.05%	1,474
2009	9.790193	11.310153	15.53%	764
2008	15.589064	9.790193	-37.20%	660
1280

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.648409	15.436188	22.04%	3,823
2016	13.310306	12.648409	-4.97%	5,120
2015	13.136129	13.310306	1.33%	5,120
2014	13.277427	13.136129	-1.06%	5,204
2013	11.363496	13.277427	16.84%	5,208
2012	9.822684	11.363496	15.69%	5,537
2011	10.814661	9.822684	-9.17%	4,828
2010	9.613581	10.814661	12.49%	15,901
2009	7.730852	9.613581	24.35%	16,976
2008	13.635949	7.730852	-43.31%	12,385
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	8.918488	8.791807	-1.42%	172
2016	9.088324	8.918488	-1.87%	172
2015	9.271947	9.088324	-1.98%	172
2014	9.459276	9.271947	-1.98%	621
2013	9.650397	9.459276	-1.98%	644
2012	9.845910	9.650397	-1.99%	1,978
2011	10.044282	9.845910	-1.97%	15,182
2010	10.241559	10.044282	-1.93%	12,800
2009	10.345189	10.241559	-1.00%	15,433
2008	10.330650	10.345189	0.14%	30,685
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.023778	20.311909	26.76%	1,620
2016	16.152140	16.023778	-0.79%	1,964
2015	15.379274	16.152140	5.03%	2,563
2014	14.035360	15.379274	9.58%	2,916
2013	10.495225	14.035360	33.73%	2,936
2012	9.499272	10.495225	10.48%	4,512
2011	9.491183	9.499272	0.09%	4,700
2010	8.602513	9.491183	10.33%	11,374
2009	6.907811	8.602513	24.53%	16,247
2008	11.061430	6.907811	-37.55%	20,278
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	24.187426	25.288215	4.55%	4,748
2016	21.241296	24.187426	13.87%	5,172
2015	23.182900	21.241296	-8.38%	5,174
2014	23.213835	23.182900	-0.13%	5,177
2013	21.436757	23.213835	8.29%	5,179
2012	18.438156	21.436757	16.26%	4,680
2011	17.873372	18.438156	3.16%	1,376
2010	15.878586	17.873372	12.56%	1,385
2009	11.065657	15.878586	43.49%	3,748
2008	14.442807	11.065657	-23.38%	803
1281

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.466293	19.874879	20.70%	299
2016	16.621350	16.466293	-0.93%	299
2015	17.121138	16.621350	-2.92%	299
2014	17.222028	17.121138	-0.59%	299
2013	14.068476	17.222028	22.42%	299
2012	12.667959	14.068476	11.06%	299
2011	15.010426	12.667959	-15.61%	299
2010	13.424474	15.010426	11.81%	1,169
2009	10.001337	13.424474	34.23%	646
2008	17.675803	10.001337	-43.42%	1,836
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.725697	9.665343	-0.62%	0
2016	9.734697	9.725697	-0.09%	0
2015	9.847507	9.734697	-1.15%	0
2014	9.951446	9.847507	-1.04%	0
2013	10.209441	9.951446	-2.53%	1,552
2012	10.078495	10.209441	1.30%	1,138
2011*	10.000000	10.078495	0.78%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	21.581505	23.018281	6.66%	0
2016	19.436966	21.581505	11.03%	0
2015	21.833946	19.436966	-10.98%	0
2014	22.674346	21.833946	-3.71%	0
2013	14.710164	22.674346	54.14%	0
2012	13.421687	14.710164	9.60%	0
2011	14.727997	13.421687	-8.87%	0
2010	10.669165	14.727997	38.04%	1,567
2009	7.705426	10.669165	38.46%	386
2008	15.131664	7.705426	-49.08%	372
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.521275	26.765173	24.37%	463
2016	20.693732	21.521275	4.00%	761
2015	22.411538	20.693732	-7.66%	761
2014	21.200552	22.411538	5.71%	761
2013	16.648732	21.200552	27.34%	761
2012	14.960619	16.648732	11.28%	1,129
2011	15.351290	14.960619	-2.54%	1,181
2010	11.906778	15.351290	28.93%	4,336
2009	8.284119	11.906778	43.73%	3,308
2008	13.255882	8.284119	-37.51%	1,131
1282

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	9.943586	10.034566	0.91%	852
2016	8.194770	9.943586	21.34%	852
2015	10.775427	8.194770	-23.95%	852
2014	12.643889	10.775427	-14.78%	852
2013	11.968240	12.643889	5.65%	852
2012	11.987272	11.968240	-0.16%	1,149
2011	15.570998	11.987272	-23.02%	468
2010	13.572428	15.570998	14.73%	6,751
2009	7.975845	13.572428	70.17%	11,097
2008	21.119212	7.975845	-62.23%	6,754
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	22.974575	29.748183	29.48%	684
2016	23.086140	22.974575	-0.48%	1,949
2015	24.255843	23.086140	-4.82%	2,163
2014	24.050908	24.255843	0.85%	2,245
2013	15.692702	24.050908	53.26%	2,249
2012	12.527251	15.692702	25.27%	4,911
2011	13.564820	12.527251	-7.65%	5,397
2010	12.275833	13.564820	10.50%	5,505
2009	8.708424	12.275833	40.97%	2,549
2008	13.441886	8.708424	-35.21%	2,653
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	22.226548	24.773291	11.46%	0
2016	17.597016	22.226548	26.31%	0
2015	19.018464	17.597016	-7.47%	0
2014	18.129111	19.018464	4.91%	0
2013	13.853824	18.129111	30.86%	0
2012	11.916715	13.853824	16.26%	0
2011	13.942629	11.916715	-14.53%	0
2010	11.254236	13.942629	23.89%	1,941
2009	8.892106	11.254236	26.56%	615
2008	12.283895	8.892106	-27.61%	615
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	17.706812	21.365503	20.66%	1,478
2016	17.555434	17.706812	0.86%	1,647
2015	17.582735	17.555434	-0.16%	1,653
2014	17.660138	17.582735	-0.44%	1,741
2013	12.569905	17.660138	40.50%	1,729
2012	12.197142	12.569905	3.06%	1,814
2011	13.921802	12.197142	-12.39%	1,890
2010	11.025066	13.921802	26.27%	4,520
2009	8.350527	11.025066	32.03%	4,462
2008	14.009942	8.350527	-40.40%	3,711
1283

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	20.362636	22.450089	10.25%	1,450
2016	18.694511	20.362636	8.92%	1,590
2015	19.853364	18.694511	-5.84%	1,864
2014	18.260151	19.853364	8.73%	1,968
2013	13.767573	18.260151	32.63%	2,076
2012	11.817860	13.767573	16.50%	5,458
2011	13.010622	11.817860	-9.17%	6,154
2010	11.183720	13.010622	16.34%	11,487
2009	9.011226	11.183720	24.11%	7,775
2008	13.893468	9.011226	-35.14%	7,648
1284

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	21.038429	21.718440	3.23%	3
2016	20.598569	21.038429	2.14%	3
2015	20.069583	20.598569	2.64%	3
2014	15.740828	20.069583	27.50%	3
2013	15.890708	15.740828	-0.94%	3
2012	13.782165	15.890708	15.30%	7
2011	13.398864	13.782165	2.86%	12
2010	10.644315	13.398864	25.88%	12
2009	8.790769	10.644315	21.09%	0
2008	14.032196	8.790769	-37.35%	61
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.790601	25.245660	15.86%	35
2016	22.831798	21.790601	-4.56%	35
2015	25.432531	22.831798	-10.23%	35
2014	27.408051	25.432531	-7.21%	35
2013	22.361550	27.408051	22.57%	35
2012	19.157027	22.361550	16.73%	86
2011	21.075978	19.157027	-9.10%	153
2010	19.799131	21.075978	6.45%	521
2009	16.164648	19.799131	22.48%	422
2008	22.239986	16.164648	-27.32%	1,049
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	17.562547	19.159472	9.09%	4
2016	17.572540	17.562547	-0.06%	4
2015	17.998898	17.572540	-2.37%	4
2014	17.081693	17.998898	5.37%	4
2013	14.098128	17.081693	21.16%	4
2012	12.880995	14.098128	9.45%	11
2011	12.728245	12.880995	1.20%	20
2010	11.096099	12.728245	14.71%	20
2009	10.005070	11.096099	10.90%	0
2008	12.929457	10.005070	-22.62%	1,030
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.314235	19.297384	18.29%	4
2016	16.054596	16.314235	1.62%	4
2015	16.505183	16.054596	-2.73%	4
2014	15.363682	16.505183	7.43%	4
2013	11.748266	15.363682	30.77%	4
2012	10.113369	11.748266	16.17%	9
2011	10.155743	10.113369	-0.42%	17
2010	8.576106	10.155743	18.42%	2,031
2009	7.059685	8.576106	21.48%	2,173
2008	11.049706	7.059685	-36.11%	2,387
1285

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	13.916092	14.178854	1.89%	14
2016	13.655686	13.916092	1.91%	14
2015	13.913567	13.655686	-1.85%	14
2014	13.614292	13.913567	2.20%	14
2013	14.195971	13.614292	-4.10%	14
2012	13.701847	14.195971	3.61%	34
2011	13.035229	13.701847	5.11%	60
2010	12.549969	13.035229	3.87%	535
2009	11.956069	12.549969	4.97%	740
2008	12.168322	11.956069	-1.74%	499
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.505769	9.845447	-14.43%	0
2016	8.729727	11.505769	31.80%	0
2015	11.447674	8.729727	-23.74%	356
2014	13.067622	11.447674	-12.40%	356
2013	10.442466	13.067622	25.14%	356
2012	10.516905	10.442466	-0.71%	356
2011	11.808903	10.516905	-10.94%	356
2010	9.885373	11.808903	19.46%	356
2009	7.184075	9.885373	37.60%	356
2008	13.620070	7.184075	-47.25%	356
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	9.992785	10.206252	2.14%	0
2016	9.530675	9.992785	4.85%	0
2015	9.995529	9.530675	-4.65%	0
2014	10.185969	9.995529	-1.87%	0
2013	10.220863	10.185969	-0.34%	0
2012	9.806641	10.220863	4.22%	0
2011*	10.000000	9.806641	-1.93%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.264504	20.675318	13.20%	11
2016	17.433328	18.264504	4.77%	11
2015	18.171755	17.433328	-4.06%	11
2014	16.890180	18.171755	7.59%	11
2013	13.303814	16.890180	26.96%	11
2012	12.001431	13.303814	10.85%	26
2011	12.855002	12.001431	-6.64%	46
2010	11.277529	12.855002	13.99%	46
2009	9.766932	11.277529	15.47%	0
2008	15.559979	9.766932	-37.23%	0
1286

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.415277	15.143979	21.98%	5
2016	13.071629	12.415277	-5.02%	5
2015	12.907155	13.071629	1.27%	5
2014	13.052642	12.907155	-1.11%	5
2013	11.176813	13.052642	16.78%	5
2012	9.666256	11.176813	15.63%	13
2011	10.647866	9.666256	-9.22%	23
2010	9.470136	10.647866	12.44%	23
2009	7.619380	9.470136	24.29%	534
2008	13.446206	7.619380	-43.33%	239
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	8.816066	8.686416	-1.47%	0
2016	8.988530	8.816066	-1.92%	0
2015	9.174825	8.988530	-2.03%	0
2014	9.364966	9.174825	-2.03%	0
2013	9.559055	9.364966	-2.03%	0
2012	9.757713	9.559055	-2.04%	0
2011	9.959375	9.757713	-2.02%	0
2010	10.160168	9.959375	-1.98%	0
2009	10.268213	10.160168	-1.05%	60
2008	10.259016	10.268213	0.09%	496
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.311221	20.665772	26.70%	0
2016	16.450263	16.311221	-0.85%	0
2015	15.671129	16.450263	4.97%	0
2014	14.309005	15.671129	9.52%	0
2013	10.705306	14.309005	33.66%	0
2012	9.694373	10.705306	10.43%	0
2011	9.691054	9.694373	0.03%	0
2010	8.788145	9.691054	10.27%	1,156
2009	7.060473	8.788145	24.47%	1,278
2008	11.311666	7.060473	-37.58%	2,741
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.808984	24.879867	4.50%	11
2016	20.919582	23.808984	13.81%	11
2015	22.843441	20.919582	-8.42%	11
2014	22.885605	22.843441	-0.18%	11
2013	21.144440	22.885605	8.23%	11
2012	18.196037	21.144440	16.20%	26
2011	17.647648	18.196037	3.11%	46
2010	15.686047	17.647648	12.51%	46
2009	10.937050	15.686047	43.42%	72
2008	14.282231	10.937050	-23.42%	74
1287

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.360275	19.736878	20.64%	4
2016	16.522742	16.360275	-0.98%	4
2015	17.028260	16.522742	-2.97%	4
2014	17.137348	17.028260	-0.64%	4
2013	14.006441	17.137348	22.35%	4
2012	12.618559	14.006441	11.00%	9
2011	14.959512	12.618559	-15.65%	16
2010	13.385753	14.959512	11.76%	16
2009	9.977578	13.385753	34.16%	66
2008	17.642836	9.977578	-43.45%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.697611	9.632528	-0.67%	0
2016	9.711528	9.697611	-0.14%	0
2015	9.829088	9.711528	-1.20%	0
2014	9.937907	9.829088	-1.09%	0
2013	10.200763	9.937907	-2.58%	0
2012	10.075078	10.200763	1.25%	0
2011*	10.000000	10.075078	0.75%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	21.442502	22.858397	6.60%	0
2016	19.321599	21.442502	10.98%	0
2015	21.715444	19.321599	-11.02%	0
2014	22.562792	21.715444	-3.76%	0
2013	14.645254	22.562792	54.06%	0
2012	13.369298	14.645254	9.54%	0
2011	14.677996	13.369298	-8.92%	0
2010	10.638368	14.677996	37.97%	0
2009	7.687102	10.638368	38.39%	36
2008	15.103410	7.687102	-49.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.394479	26.593956	24.30%	4
2016	20.582280	21.394479	3.95%	4
2015	22.302211	20.582280	-7.71%	4
2014	21.107907	22.302211	5.66%	4
2013	16.584441	21.107907	27.28%	4
2012	14.910481	16.584441	11.23%	9
2011	15.307631	14.910481	-2.59%	17
2010	11.878971	15.307631	28.86%	17
2009	8.268987	11.878971	43.66%	70
2008	13.238439	8.268987	-37.54%	46
1288

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	9.884940	9.970310	0.86%	5
2016	8.150580	9.884940	21.28%	5
2015	10.722803	8.150580	-23.99%	5
2014	12.588582	10.722803	-14.82%	5
2013	11.921974	12.588582	5.59%	5
2012	11.947054	11.921974	-0.21%	12
2011	15.526678	11.947054	-23.05%	22
2010	13.540695	15.526678	14.67%	22
2009	7.961269	13.540695	70.08%	212
2008	21.091432	7.961269	-62.25%	66
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.786851	32.078454	29.42%	5
2016	24.919888	24.786851	-0.53%	5
2015	26.195864	24.919888	-4.87%	5
2014	25.987794	26.195864	0.80%	5
2013	16.965123	25.987794	53.18%	5
2012	13.549932	16.965123	25.20%	13
2011	14.679684	13.549932	-7.70%	23
2010	13.291544	14.679684	10.44%	23
2009	9.433780	13.291544	40.89%	0
2008	14.568950	9.433780	-35.25%	32
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	22.083354	24.601168	11.40%	4
2016	17.492545	22.083354	26.24%	4
2015	18.915207	17.492545	-7.52%	4
2014	18.039898	18.915207	4.85%	4
2013	13.792689	18.039898	30.79%	4
2012	11.870200	13.792689	16.20%	10
2011	13.895295	11.870200	-14.57%	19
2010	11.221748	13.895295	23.82%	19
2009	8.870974	11.221748	26.50%	34
2008	12.260965	8.870974	-27.65%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.236786	21.993806	20.60%	4
2016	18.090074	18.236786	0.81%	4
2015	18.127462	18.090074	-0.21%	4
2014	18.216555	18.127462	-0.49%	4
2013	12.972564	18.216555	40.42%	4
2012	12.594298	12.972564	3.00%	10
2011	14.382436	12.594298	-12.43%	18
2010	11.395667	14.382436	26.21%	18
2009	8.635621	11.395667	31.96%	84
2008	14.495671	8.635621	-40.43%	67
1289

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	20.200472	22.259986	10.20%	4
2016	18.555072	20.200472	8.87%	4
2015	19.715344	18.555072	-5.89%	4
2014	18.142465	19.715344	8.67%	4
2013	13.685820	18.142465	32.56%	4
2012	11.753689	13.685820	16.44%	11
2011	12.946587	11.753689	-9.21%	20
2010	11.134361	12.946587	16.28%	363
2009	8.976031	11.134361	24.05%	426
2008	13.846284	8.976031	-35.17%	1,424
1290

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	20.905527	21.570269	3.18%	0
2016	20.478861	20.905527	2.08%	0
2015	19.963140	20.478861	2.58%	0
2014	15.665326	19.963140	27.44%	0
2013	15.822571	15.665326	-0.99%	0
2012	13.730088	15.822571	15.24%	0
2011	13.355039	13.730088	2.81%	0
2010	10.614913	13.355039	25.81%	0
2009	8.770955	10.614913	21.02%	0
2008	14.007759	8.770955	-37.39%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.613485	25.027713	15.80%	212
2016	22.657757	21.613485	-4.61%	207
2015	25.251561	22.657757	-10.27%	204
2014	27.226929	25.251561	-7.26%	194
2013	22.225107	27.226929	22.51%	185
2012	19.049874	22.225107	16.67%	180
2011	20.968773	19.049874	-9.15%	176
2010	19.708466	20.968773	6.39%	174
2009	16.098843	19.708466	22.42%	170
2008	22.160772	16.098843	-27.35%	199
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	17.419738	18.994010	9.04%	161
2016	17.438525	17.419738	-0.11%	152
2015	17.870748	17.438525	-2.42%	153
2014	16.968737	17.870748	5.32%	154
2013	14.012056	16.968737	21.10%	152
2012	12.808910	14.012056	9.39%	145
2011	12.663460	12.808910	1.15%	145
2010	11.045266	12.663460	14.65%	148
2009	9.964324	11.045266	10.85%	148
2008	12.883390	9.964324	-22.66%	590
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.181464	19.130609	18.23%	285
2016	15.932047	16.181464	1.57%	285
2015	16.387562	15.932047	-2.78%	290
2014	15.262002	16.387562	7.37%	289
2013	11.676463	15.262002	30.71%	292
2012	10.056703	11.676463	16.11%	291
2011	10.103996	10.056703	-0.47%	296
2010	8.536775	10.103996	18.36%	303
2009	7.030900	8.536775	21.42%	306
2008	11.010281	7.030900	-36.14%	359
1291

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	13.803002	14.056474	1.84%	212
2016	13.551610	13.803002	1.86%	212
2015	13.814571	13.551610	-1.90%	212
2014	13.524333	13.814571	2.15%	212
2013	14.109375	13.524333	-4.15%	212
2012	13.625230	14.109375	3.55%	212
2011	12.968933	13.625230	5.06%	212
2010	12.492513	12.968933	3.81%	212
2009	11.907398	12.492513	4.91%	212
2008	12.124971	11.907398	-1.79%	212
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.443253	9.786960	-14.47%	1,303
2016	8.686716	11.443253	31.73%	1,303
2015	11.397094	8.686716	-23.78%	1,303
2014	13.016543	11.397094	-12.44%	1,303
2013	10.406958	13.016543	25.08%	1,303
2012	10.486508	10.406958	-0.76%	1,303
2011	11.780778	10.486508	-10.99%	1,303
2010	9.866855	11.780778	19.40%	1,303
2009	7.174281	9.866855	37.53%	1,303
2008	13.608472	7.174281	-47.28%	1,303
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	9.963903	10.171573	2.08%	0
2016	9.507976	9.963903	4.80%	0
2015	9.976816	9.507976	-4.70%	0
2014	10.172103	9.976816	-1.92%	0
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
2011*	10.000000	9.803318	-1.97%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.146767	20.531592	13.14%	0
2016	17.329758	18.146767	4.71%	0
2015	18.073035	17.329758	-4.11%	0
2014	16.807002	18.073035	7.53%	0
2013	13.245059	16.807002	26.89%	0
2012	11.954554	13.245059	10.80%	0
2011	12.811322	11.954554	-6.69%	0
2010	11.244951	12.811322	13.93%	0
2009	9.743692	11.244951	15.41%	0
2008	15.530906	9.743692	-37.26%	0
1292

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.314315	15.013186	21.92%	0
2016	12.971950	12.314315	-5.07%	0
2015	12.815288	12.971950	1.22%	0
2014	12.966360	12.815288	-1.17%	0
2013	11.108598	12.966360	16.72%	0
2012	9.612173	11.108598	15.57%	0
2011	10.593691	9.612173	-9.27%	0
2010	9.426769	10.593691	12.38%	0
2009	7.588360	9.426769	24.23%	0
2008	13.398316	7.588360	-43.36%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	8.744352	8.611369	-1.52%	0
2016	8.919938	8.744352	-1.97%	0
2015	9.109457	8.919938	-2.08%	0
2014	9.302995	9.109457	-2.08%	0
2013	9.500643	9.302995	-2.08%	0
2012	9.703048	9.500643	-2.09%	0
2011	9.908625	9.703048	-2.07%	0
2010	10.113558	9.908625	-2.03%	0
2009	10.226329	10.113558	-1.10%	0
2008	10.222389	10.226329	0.04%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.178543	20.487246	26.63%	143
2016	16.324765	16.178543	-0.90%	152
2015	15.559508	16.324765	4.92%	153
2014	14.214353	15.559508	9.46%	165
2013	10.639923	14.214353	33.59%	174
2012	9.640101	10.639923	10.37%	174
2011	9.641715	9.640101	-0.02%	170
2010	8.747856	9.641715	10.22%	176
2009	7.031691	8.747856	24.41%	173
2008	11.271309	7.031691	-37.61%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.615463	24.665098	4.44%	0
2016	20.760110	23.615463	13.75%	0
2015	22.680875	20.760110	-8.47%	0
2014	22.734341	22.680875	-0.24%	0
2013	21.015401	22.734341	8.18%	0
2012	18.094237	21.015401	16.14%	0
2011	17.557854	18.094237	3.05%	0
2010	15.614202	17.557854	12.45%	0
2009	10.892508	15.614202	43.35%	0
2008	14.231341	10.892508	-23.46%	0
1293

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.254864	19.599722	20.58%	0
2016	16.424643	16.254864	-1.03%	0
2015	16.935808	16.424643	-3.02%	0
2014	17.053015	16.935808	-0.69%	0
2013	13.944626	17.053015	22.29%	0
2012	12.569294	13.944626	10.94%	0
2011	14.908713	12.569294	-15.69%	0
2010	13.347103	14.908713	11.70%	0
2009	9.953845	13.347103	34.09%	0
2008	17.609880	9.953845	-43.48%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.669611	9.599824	-0.72%	0
2016	9.688421	9.669611	-0.19%	0
2015	9.810705	9.688421	-1.25%	0
2014	9.924400	9.810705	-1.15%	0
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
2011*	10.000000	10.071673	0.72%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	21.304356	22.699564	6.55%	0
2016	19.206896	21.304356	10.92%	0
2015	21.597558	19.206896	-11.07%	0
2014	22.451772	21.597558	-3.80%	0
2013	14.580627	22.451772	53.98%	0
2012	13.317109	14.580627	9.49%	0
2011	14.628159	13.317109	-8.96%	0
2010	10.607644	14.628159	37.90%	0
2009	7.668813	10.607644	38.32%	0
2008	15.075197	7.668813	-49.13%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.268311	26.423685	24.24%	0
2016	20.471332	21.268311	3.89%	0
2015	22.193329	20.471332	-7.76%	0
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
2011	15.264041	14.860444	-2.64%	0
2010	11.851189	15.264041	28.80%	0
2009	8.253863	11.851189	43.58%	0
2008	13.220982	8.253863	-37.57%	0
1294

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	9.826578	9.906409	0.81%	178
2016	8.106590	9.826578	21.22%	178
2015	10.670393	8.106590	-24.03%	178
2014	12.533456	10.670393	-14.86%	178
2013	11.875846	12.533456	5.54%	178
2012	11.906926	11.875846	-0.26%	178
2011	15.482430	11.906926	-23.09%	178
2010	13.508998	15.482430	14.61%	178
2009	7.946685	13.508998	70.00%	178
2008	21.063604	7.946685	-62.27%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.585303	31.801435	29.35%	192
2016	24.729866	24.585303	-0.58%	201
2015	26.009395	24.729866	-4.92%	199
2014	25.815993	26.009395	0.75%	199
2013	16.861571	25.815993	53.11%	199
2012	13.474122	16.861571	25.14%	207
2011	14.604998	13.474122	-7.74%	212
2010	13.230661	14.604998	10.39%	211
2009	9.395349	13.230661	40.82%	212
2008	14.517038	9.395349	-35.28%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	21.941083	24.430232	11.34%	0
2016	17.388697	21.941083	26.18%	0
2015	18.812514	17.388697	-7.57%	0
2014	17.951120	18.812514	4.80%	0
2013	13.731817	17.951120	30.73%	0
2012	11.823865	13.731817	16.14%	0
2011	13.848098	11.823865	-14.62%	0
2010	11.189342	13.848098	23.76%	0
2009	8.849869	11.189342	26.44%	0
2008	12.238052	8.849869	-27.69%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	18.088500	21.803871	20.54%	140
2016	17.952110	18.088500	0.76%	140
2015	17.998403	17.952110	-0.26%	135
2014	18.096112	17.998403	-0.54%	141
2013	12.893373	18.096112	40.35%	135
2012	12.523829	12.893373	2.95%	143
2011	14.309261	12.523829	-12.48%	132
2010	11.343465	14.309261	26.15%	128
2009	8.600457	11.343465	31.89%	135
2008	14.444042	8.600457	-40.46%	0
1295

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	20.039520	22.071386	10.14%	197
2016	18.416612	20.039520	8.81%	189
2015	19.578225	18.416612	-5.93%	194
2014	18.025482	19.578225	8.61%	190
2013	13.604512	18.025482	32.50%	198
2012	11.689835	13.604512	16.38%	195
2011	12.882809	11.689835	-9.26%	205
2010	11.085160	12.882809	16.22%	195
2009	8.940936	11.085160	23.98%	194
2008	13.799211	8.940936	-35.21%	368
1296

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	20.773378	21.422994	3.13%	0
2016	20.359770	20.773378	2.03%	0
2015	19.857187	20.359770	2.53%	0
2014	15.590134	19.857187	27.37%	0
2013	15.754670	15.590134	-1.04%	0
2012	13.678164	15.754670	15.18%	0
2011	13.311316	13.678164	2.76%	0
2010	10.585563	13.311316	25.75%	0
2009	8.751182	10.585563	20.96%	0
2008	13.983362	8.751182	-37.42%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.437625	24.811434	15.74%	0
2016	22.484851	21.437625	-4.66%	0
2015	25.071679	22.484851	-10.32%	0
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
2009	16.033229	19.618135	22.36%	0
2008	22.081740	16.033229	-27.39%	381
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	17.278008	18.829877	8.98%	0
2016	17.305458	17.278008	-0.16%	292
2015	17.743451	17.305458	-2.47%	292
2014	16.856475	17.743451	5.26%	292
2013	13.926454	16.856475	21.04%	292
2012	12.737182	13.926454	9.34%	292
2011	12.598963	12.737182	1.10%	292
2010	10.994615	12.598963	14.59%	292
2009	9.923700	10.994615	10.79%	292
2008	12.837430	9.923700	-22.70%	483
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.049815	18.965318	18.17%	0
2016	15.810475	16.049815	1.51%	0
2015	16.270814	15.810475	-2.83%	0
2014	15.161002	16.270814	7.32%	0
2013	11.605121	15.161002	30.64%	0
2012	10.000370	11.605121	16.05%	0
2011	10.052514	10.000370	-0.52%	0
2010	8.497606	10.052514	18.30%	0
2009	7.002225	8.497606	21.36%	0
2008	10.970993	7.002225	-36.18%	0
1297

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	13.690725	13.935033	1.78%	0
2016	13.448225	13.690725	1.80%	1,728
2015	13.716188	13.448225	-1.95%	1,728
2014	13.434862	13.716188	2.09%	1,728
2013	14.023198	13.434862	-4.20%	1,728
2012	13.548954	14.023198	3.50%	1,728
2011	12.902902	13.548954	5.01%	1,728
2010	12.435252	12.902902	3.76%	1,728
2009	11.858870	12.435252	4.86%	1,728
2008	12.081731	11.858870	-1.84%	1,884
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.381003	9.728764	-14.52%	0
2016	8.643868	11.381003	31.67%	0
2015	11.346685	8.643868	-23.82%	0
2014	12.965608	11.346685	-12.49%	0
2013	10.371526	12.965608	25.01%	0
2012	10.456168	10.371526	-0.81%	0
2011	11.752698	10.456168	-11.03%	0
2010	9.848365	11.752698	19.34%	0
2009	7.164489	9.848365	37.46%	0
2008	13.596868	7.164489	-47.31%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	9.935130	10.137029	2.03%	0
2016	9.485350	9.935130	4.74%	0
2015	9.958172	9.485350	-4.75%	0
2014	10.158275	9.958172	-1.97%	0
2013	10.203491	10.158275	-0.44%	0
2012	9.799999	10.203491	4.12%	0
2011*	10.000000	9.799999	-2.00%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	18.029825	20.388883	13.08%	0
2016	17.226864	18.029825	4.66%	0
2015	17.974907	17.226864	-4.16%	0
2014	16.724295	17.974907	7.48%	0
2013	13.186608	16.724295	26.83%	0
2012	11.907882	13.186608	10.74%	0
2011	12.767814	11.907882	-6.74%	0
2010	11.212483	12.767814	13.87%	0
2009	9.720526	11.212483	15.35%	0
2008	15.501918	9.720526	-37.29%	0
1298

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.214090	14.883411	21.85%	0
2016	12.872921	12.214090	-5.12%	0
2015	12.723946	12.872921	1.17%	0
2014	12.880518	12.723946	-1.22%	0
2013	11.040699	12.880518	16.66%	0
2012	9.558309	11.040699	15.51%	0
2011	10.539700	9.558309	-9.31%	0
2010	9.383513	10.539700	12.32%	0
2009	7.557410	9.383513	24.16%	0
2008	13.350497	7.557410	-43.39%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	8.673140	8.536890	-1.57%	0
2016	8.851819	8.673140	-2.02%	0
2015	9.044508	8.851819	-2.13%	0
2014	9.241381	9.044508	-2.13%	0
2013	9.442550	9.241381	-2.13%	0
2012	9.648665	9.442550	-2.14%	0
2011	9.858110	9.648665	-2.12%	0
2010	10.067138	9.858110	-2.08%	0
2009	10.184592	10.067138	-1.15%	0
2008	10.185868	10.184592	-0.01%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.046933	20.310257	26.57%	0
2016	16.200216	16.046933	-0.95%	490
2015	15.448695	16.200216	4.86%	490
2014	14.120323	15.448695	9.41%	490
2013	10.574926	14.120323	33.53%	490
2012	9.586113	10.574926	10.32%	490
2011	9.592601	9.586113	-0.07%	490
2010	8.707741	9.592601	10.16%	490
2009	7.003025	8.707741	24.34%	490
2008	11.231111	7.003025	-37.65%	2,008
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.423352	24.451990	4.39%	0
2016	20.601719	23.423352	13.70%	0
2015	22.519344	20.601719	-8.52%	0
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0
2011	17.468462	17.992951	3.00%	0
2010	15.542636	17.468462	12.39%	0
2009	10.848118	15.542636	43.27%	0
2008	14.180596	10.848118	-23.50%	0
1299

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.150067	19.463453	20.52%	0
2016	16.327068	16.150067	-1.08%	0
2015	16.843805	16.327068	-3.07%	0
2014	16.969035	16.843805	-0.74%	0
2013	13.883054	16.969035	22.23%	0
2012	12.520208	13.883054	10.89%	0
2011	14.858070	12.520208	-15.73%	0
2010	13.308554	14.858070	11.64%	0
2009	9.930173	13.308554	34.02%	0
2008	17.577011	9.930173	-43.50%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.641686	9.567221	-0.77%	0
2016	9.665365	9.641686	-0.24%	0
2015	9.792374	9.665365	-1.30%	0
2014	9.910901	9.792374	-1.20%	0
2013	10.183438	9.910901	-2.68%	0
2012	10.068267	10.183438	1.14%	0
2011*	10.000000	10.068267	0.68%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	21.167016	22.541750	6.49%	0
2016	19.092807	21.167016	10.86%	0
2015	21.480256	19.092807	-11.11%	0
2014	22.341251	21.480256	-3.85%	0
2013	14.516250	22.341251	53.91%	0
2012	13.265104	14.516250	9.43%	0
2011	14.578479	13.265104	-9.01%	0
2010	10.577013	14.578479	37.83%	0
2009	7.650569	10.577013	38.25%	0
2008	15.047042	7.650569	-49.16%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.142851	26.254448	24.18%	0
2016	20.360944	21.142851	3.84%	0
2015	22.084944	20.360944	-7.81%	0
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
2011	15.220559	14.810567	-2.69%	0
2010	11.823463	15.220559	28.73%	0
2009	8.238758	11.823463	43.51%	0
2008	13.203551	8.238758	-37.60%	0
1300

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	9.768595	9.842935	0.76%	0
2016	8.062864	9.768595	21.16%	0
2015	10.618278	8.062864	-24.07%	0
2014	12.478628	10.618278	-14.91%	0
2013	11.829931	12.478628	5.48%	0
2012	11.866962	11.829931	-0.31%	0
2011	15.438345	11.866962	-23.13%	0
2010	13.477399	15.438345	14.55%	0
2009	7.932150	13.477399	69.91%	0
2008	21.035867	7.932150	-62.29%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.385254	31.526614	29.29%	0
2016	24.541131	24.385254	-0.64%	185
2015	25.824086	24.541131	-4.97%	185
2014	25.645164	25.824086	0.70%	185
2013	16.758537	25.645164	53.03%	185
2012	13.398646	16.758537	25.08%	185
2011	14.530595	13.398646	-7.79%	185
2010	13.169987	14.530595	10.33%	185
2009	9.357046	13.169987	40.75%	185
2008	14.465255	9.357046	-35.31%	185
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	21.799641	24.260390	11.29%	0
2016	17.285401	21.799641	26.12%	0
2015	18.710333	17.285401	-7.62%	0
2014	17.862748	18.710333	4.74%	0
2013	13.671184	17.862748	30.66%	0
2012	11.777691	13.671184	16.08%	0
2011	13.801069	11.777691	-14.66%	0
2010	11.157020	13.801069	23.70%	0
2009	8.828821	11.157020	26.37%	0
2008	12.215195	8.828821	-27.72%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	17.941216	21.615323	20.48%	0
2016	17.815024	17.941216	0.71%	0
2015	17.870086	17.815024	-0.31%	0
2014	17.976284	17.870086	-0.59%	0
2013	12.814523	17.976284	40.28%	0
2012	12.453626	12.814523	2.90%	0
2011	14.236311	12.453626	-12.52%	0
2010	11.291395	14.236311	26.08%	0
2009	8.565351	11.291395	31.83%	0
2008	14.392441	8.565351	-40.49%	0
1301

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	19.879732	21.884255	10.08%	0
2016	18.279084	19.879732	8.76%	278
2015	19.441960	18.279084	-5.98%	278
2014	17.909176	19.441960	8.56%	278
2013	13.523627	17.909176	32.43%	278
2012	11.626293	13.523627	16.32%	278
2011	12.819324	11.626293	-9.31%	278
2010	11.036165	12.819324	16.16%	278
2009	8.905969	11.036165	23.92%	278
2008	13.752294	8.905969	-35.24%	278
1302

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	20.642017	21.276682	3.07%	0
2016	20.241336	20.642017	1.98%	0
2015	19.751764	20.241336	2.48%	0
2014	15.515287	19.751764	27.31%	0
2013	15.687054	15.515287	-1.09%	0
2012	13.626436	15.687054	15.12%	0
2011	13.267746	13.626436	2.70%	0
2010	10.556292	13.267746	25.69%	0
2009	8.731455	10.556292	20.90%	0
2008	13.959007	8.731455	-37.45%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.263108	24.596918	15.68%	0
2016	22.313186	21.263108	-4.71%	0
2015	24.892989	22.313186	-10.36%	0
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	0
2010	19.528147	20.755721	6.29%	0
2009	15.967834	19.528147	22.30%	0
2008	22.002934	15.967834	-27.43%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	17.137352	18.667072	8.93%	0
2016	17.173331	17.137352	-0.21%	0
2015	17.616994	17.173331	-2.52%	0
2014	16.744895	17.616994	5.21%	0
2013	13.841344	16.744895	20.98%	0
2012	12.665821	13.841344	9.28%	0
2011	12.534763	12.665821	1.05%	0
2010	10.944176	12.534763	14.53%	0
2009	9.883221	10.944176	10.73%	0
2008	12.791618	9.883221	-22.74%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	15.919156	18.801331	18.11%	0
2016	15.689752	15.919156	1.46%	0
2015	16.154847	15.689752	-2.88%	0
2014	15.060647	16.154847	7.27%	0
2013	11.534184	15.060647	30.57%	0
2012	9.944340	11.534184	15.99%	0
2011	10.001293	9.944340	-0.57%	0
2010	8.458627	10.001293	18.24%	0
2009	6.973655	8.458627	21.29%	0
2008	10.931837	6.973655	-36.21%	0
1303

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	13.579263	13.814544	1.73%	0
2016	13.345540	13.579263	1.75%	0
2015	13.618419	13.345540	-2.00%	0
2014	13.345921	13.618419	2.04%	0
2013	13.937482	13.345921	-4.24%	0
2012	13.473038	13.937482	3.45%	0
2011	12.837153	13.473038	4.95%	0
2010	12.378214	12.837153	3.71%	0
2009	11.810514	12.378214	4.81%	0
2008	12.038620	11.810514	-1.89%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.319053	9.670871	-14.56%	0
2016	8.601201	11.319053	31.60%	0
2015	11.296466	8.601201	-23.86%	0
2014	12.914833	11.296466	-12.53%	0
2013	10.336190	12.914833	24.95%	0
2012	10.425886	10.336190	-0.86%	0
2011	11.724637	10.425886	-11.08%	0
2010	9.829873	11.724637	19.28%	0
2009	7.154709	9.829873	37.39%	0
2008	13.585267	7.154709	-47.33%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	9.906426	10.102591	1.98%	0
2016	9.462763	9.906426	4.69%	0
2015	9.939530	9.462763	-4.80%	0
2014	10.144445	9.939530	-2.02%	0
2013	10.194811	10.144445	-0.49%	0
2012	9.796679	10.194811	4.06%	0
2011*	10.000000	9.796679	-2.03%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	17.913584	20.247124	13.03%	0
2016	17.124521	17.913584	4.61%	0
2015	17.877260	17.124521	-4.21%	0
2014	16.641942	17.877260	7.42%	0
2013	13.128381	16.641942	26.76%	0
2012	11.861377	13.128381	10.68%	0
2011	12.724442	11.861377	-6.78%	0
2010	11.180098	12.724442	13.81%	0
2009	9.697398	11.180098	15.29%	0
2008	15.472951	9.697398	-37.33%	0
1304

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.114651	14.754732	21.79%	0
2016	12.774620	12.114651	-5.17%	0
2015	12.633243	12.774620	1.12%	0
2014	12.795252	12.633243	-1.27%	0
2013	10.973210	12.795252	16.60%	0
2012	9.504762	10.973210	15.45%	0
2011	10.486009	9.504762	-9.36%	0
2010	9.340475	10.486009	12.26%	0
2009	7.526588	9.340475	24.10%	0
2008	13.302870	7.526588	-43.42%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	8.602510	8.463054	-1.62%	0
2016	8.784204	8.602510	-2.07%	0
2015	8.980007	8.784204	-2.18%	0
2014	9.180170	8.980007	-2.18%	0
2013	9.384796	9.180170	-2.18%	0
2012	9.594563	9.384796	-2.19%	0
2011	9.807826	9.594563	-2.17%	0
2010	10.020907	9.807826	-2.13%	0
2009	10.143004	10.020907	-1.20%	0
2008	10.149464	10.143004	-0.06%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	15.916281	20.134629	26.50%	0
2016	16.076508	15.916281	-1.00%	0
2015	15.338563	16.076508	4.81%	0
2014	14.026828	15.338563	9.35%	0
2013	10.510273	14.026828	33.46%	0
2012	9.532379	10.510273	10.26%	0
2011	9.543697	9.532379	-0.12%	0
2010	8.667775	9.543697	10.11%	0
2009	6.974455	8.667775	24.28%	0
2008	11.191020	6.974455	-37.68%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.232785	24.240706	4.34%	0
2016	20.444514	23.232785	13.64%	0
2015	22.358932	20.444514	-8.56%	0
2014	22.434550	22.358932	-0.34%	0
2013	20.759486	22.434550	8.07%	0
2012	17.892203	20.759486	16.03%	0
2011	17.379504	17.892203	2.95%	0
2010	15.471384	17.379504	12.33%	0
2009	10.803903	15.471384	43.20%	0
2008	14.130020	10.803903	-23.54%	0
1305

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	16.045892	19.328070	20.45%	0
2016	16.230027	16.045892	-1.13%	0
2015	16.752256	16.230027	-3.12%	0
2014	16.885441	16.752256	-0.79%	0
2013	13.821715	16.885441	22.17%	0
2012	12.471268	13.821715	10.83%	0
2011	14.807558	12.471268	-15.78%	0
2010	13.270086	14.807558	11.59%	0
2009	9.906529	13.270086	33.95%	0
2008	17.544144	9.906529	-43.53%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.613808	9.534698	-0.82%	0
2016	9.642339	9.613808	-0.30%	0
2015	9.774030	9.642339	-1.35%	0
2014	9.897388	9.774030	-1.25%	0
2013	10.174764	9.897388	-2.73%	0
2012	10.064852	10.174764	1.09%	0
2011*	10.000000	10.064852	0.65%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	21.030467	22.384919	6.44%	0
2016	18.979309	21.030467	10.81%	0
2015	21.363483	18.979309	-11.16%	0
2014	22.231167	21.363483	-3.90%	0
2013	14.452095	22.231167	53.83%	0
2012	13.213246	14.452095	9.38%	0
2011	14.528896	13.213246	-9.06%	0
2010	10.546429	14.528896	37.76%	0
2009	7.632350	10.546429	38.18%	0
2008	15.018916	7.632350	-49.18%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	21.018081	26.086219	24.11%	0
2016	20.251111	21.018081	3.79%	0
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
2011	15.177194	14.760832	-2.74%	0
2010	11.795797	15.177194	28.67%	0
2009	8.223675	11.795797	43.44%	0
2008	13.186138	8.223675	-37.63%	0
1306

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	9.710903	9.779817	0.71%	0
2016	8.019332	9.710903	21.09%	0
2015	10.566347	8.019332	-24.10%	0
2014	12.423957	10.566347	-14.95%	0
2013	11.784132	12.423957	5.43%	0
2012	11.827082	11.784132	-0.36%	0
2011	15.394320	11.827082	-23.17%	0
2010	13.445827	15.394320	14.49%	0
2009	7.917616	13.445827	69.82%	0
2008	21.008111	7.917616	-62.31%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	24.186716	31.254026	29.22%	0
2016	24.353731	24.186716	-0.69%	0
2015	25.640001	24.353731	-5.02%	0
2014	25.475373	25.640001	0.65%	0
2013	16.656082	25.475373	52.95%	0
2012	13.323551	16.656082	25.01%	0
2011	14.456525	13.323551	-7.84%	0
2010	13.109542	14.456525	10.27%	0
2009	9.318862	13.109542	40.68%	0
2008	14.413617	9.318862	-35.35%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	21.659071	24.091670	11.23%	0
2016	17.182692	21.659071	26.05%	0
2015	18.608664	17.182692	-7.66%	0
2014	17.774765	18.608664	4.69%	0
2013	13.610796	17.774765	30.59%	0
2012	11.731666	13.610796	16.02%	0
2011	13.754150	11.731666	-14.70%	0
2010	11.124769	13.754150	23.64%	0
2009	8.807794	11.124769	26.31%	0
2008	12.192367	8.807794	-27.76%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	17.795194	21.428482	20.42%	0
2016	17.679036	17.795194	0.66%	0
2015	17.742749	17.679036	-0.36%	0
2014	17.857316	17.742749	-0.64%	0
2013	12.736218	17.857316	40.21%	0
2012	12.383869	12.736218	2.85%	0
2011	14.163799	12.383869	-12.57%	0
2010	11.239620	14.163799	26.02%	0
2009	8.530424	11.239620	31.76%	0
2008	14.341119	8.530424	-40.52%	0
1307

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	19.721216	21.698692	10.03%	0
2016	18.142561	19.721216	8.70%	0
2015	19.306615	18.142561	-6.03%	0
2014	17.793592	19.306615	8.50%	0
2013	13.443207	17.793592	32.36%	0
2012	11.563082	13.443207	16.26%	0
2011	12.756128	11.563082	-9.35%	0
2010	10.987374	12.756128	16.10%	0
2009	8.871129	10.987374	23.86%	0
2008	13.705510	8.871129	-35.27%	0
1308

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	20.511444	21.131325	3.02%	516
2016	20.123540	20.511444	1.93%	653
2015	19.646864	20.123540	2.43%	653
2014	15.440774	19.646864	27.24%	653
2013	15.619707	15.440774	-1.15%	653
2012	13.574893	15.619707	15.06%	496
2011	13.224301	13.574893	2.65%	333
2010	10.527099	13.224301	25.62%	333
2009	8.711765	10.527099	20.84%	333
2008	13.934686	8.711765	-37.48%	333
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	21.090001	24.384249	15.62%	4,144
2016	22.142812	21.090001	-4.75%	4,120
2015	24.715567	22.142812	-10.41%	4,086
2014	26.689945	24.715567	-7.40%	4,063
2013	21.820188	26.689945	22.32%	4,069
2012	18.731568	21.820188	16.49%	4,404
2011	20.650009	18.731568	-9.29%	658
2010	19.438614	20.650009	6.23%	423
2009	15.902747	19.438614	22.23%	423
2008	21.924472	15.902747	-27.47%	423
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	16.997804	18.505631	8.87%	343
2016	17.042183	16.997804	-0.26%	339
2015	17.491390	17.042183	-2.57%	340
2014	16.634018	17.491390	5.15%	345
2013	13.756723	16.634018	20.92%	359
2012	12.594836	13.756723	9.23%	398
2011	12.470879	12.594836	0.99%	216
2010	10.893964	12.470879	14.48%	90
2009	9.842905	10.893964	10.68%	90
2008	12.745958	9.842905	-22.78%	90
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	15.789479	18.638671	18.04%	3,170
2016	15.569887	15.789479	1.41%	3,151
2015	16.039632	15.569887	-2.93%	4,204
2014	14.960878	16.039632	7.21%	4,323
2013	11.463639	14.960878	30.51%	4,348
2012	9.888587	11.463639	15.93%	2,798
2011	9.950303	9.888587	-0.62%	9,167
2010	8.419802	9.950303	18.18%	10,791
2009	6.945201	8.419802	21.23%	11,797
2008	10.892807	6.945201	-36.24%	19,320
1309

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	13.468683	13.695063	1.68%	6,837
2016	13.243619	13.468683	1.70%	6,747
2015	13.521327	13.243619	-2.05%	7,262
2014	13.257556	13.521327	1.99%	7,304
2013	13.852289	13.257556	-4.29%	7,287
2012	13.397555	13.852289	3.39%	10,522
2011	12.771733	13.397555	4.90%	11,034
2010	12.321425	12.771733	3.65%	10,689
2009	11.762345	12.321425	4.75%	8,926
2008	11.995652	11.762345	-1.94%	2,294
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	11.257449	9.613334	-14.60%	0
2016	8.558753	11.257449	31.53%	7
2015	11.246479	8.558753	-23.90%	7
2014	12.864271	11.246479	-12.58%	7
2013	10.300988	12.864271	24.88%	7
2012	10.395700	10.300988	-0.91%	7
2011	11.696667	10.395700	-11.12%	7
2010	9.811438	11.696667	19.21%	7
2009	7.144943	9.811438	37.32%	7
2008	13.573682	7.144943	-47.36%	7
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2017	9.877773	10.068236	1.93%	189
2016	9.440205	9.877773	4.64%	178
2015	9.920915	9.440205	-4.85%	182
2014	10.130624	9.920915	-2.07%	182
2013	10.186127	10.130624	-0.54%	193
2012	9.793357	10.186127	4.01%	170
2011*	10.000000	9.793357	-2.07%	158
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	17.797961	20.106187	12.97%	99
2016	17.022671	17.797961	4.55%	103
2015	17.780033	17.022671	-4.26%	106
2014	16.559904	17.780033	7.37%	108
2013	13.070341	16.559904	26.70%	126
2012	11.814994	13.070341	10.63%	129
2011	12.681155	11.814994	-6.83%	135
2010	11.147756	12.681155	13.76%	0
2009	9.674294	11.147756	15.23%	0
2008	15.444003	9.674294	-37.36%	0
1310

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	12.015979	14.627087	21.73%	14,678
2016	12.677053	12.015979	-5.21%	14,501
2015	12.543158	12.677053	1.07%	14,917
2014	12.710509	12.543158	-1.32%	14,871
2013	10.906103	12.710509	16.54%	14,580
2012	9.451473	10.906103	15.39%	17,379
2011	10.432544	9.451473	-9.40%	12,490
2010	9.297592	10.432544	12.21%	19,262
2009	7.495857	9.297592	24.04%	23,145
2008	13.255345	7.495857	-43.45%	14,764
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	8.532389	8.389786	-1.67%	3,870
2016	8.717040	8.532389	-2.12%	4,032
2015	8.915907	8.717040	-2.23%	6,929
2014	9.119304	8.915907	-2.23%	7,181
2013	9.327340	9.119304	-2.23%	7,135
2012	9.540718	9.327340	-2.24%	9,708
2011	9.757765	9.540718	-2.22%	19,340
2010	9.974863	9.757765	-2.18%	6,170
2009	10.101565	9.974863	-1.25%	4,445
2008	10.113169	10.101565	-0.11%	30,271
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	15.786582	19.960386	26.44%	4,865
2016	15.953635	15.786582	-1.05%	4,359
2015	15.229121	15.953635	4.76%	5,373
2014	13.933877	15.229121	9.30%	5,488
2013	10.445968	13.933877	33.39%	6,619
2012	9.478924	10.445968	10.20%	6,778
2011	9.495033	9.478924	-0.17%	7,357
2010	8.627981	9.495033	10.05%	7,475
2009	6.945978	8.627981	24.22%	9,128
2008	11.151049	6.945978	-37.71%	18,028
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	23.043487	24.030933	4.29%	2,601
2016	20.288275	23.043487	13.58%	2,601
2015	22.199414	20.288275	-8.61%	2,603
2014	22.285889	22.199414	-0.39%	2,604
2013	20.632462	22.285889	8.01%	2,612
2012	17.791844	20.632462	15.97%	239
2011	17.290848	17.791844	2.90%	115
2010	15.400340	17.290848	12.28%	25
2009	10.759778	15.400340	43.13%	25
2008	14.079527	10.759778	-23.58%	25
1311

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	15.942370	19.193587	20.39%	0
2016	16.133551	15.942370	-1.18%	0
2015	16.661190	16.133551	-3.17%	0
2014	16.802238	16.661190	-0.84%	0
2013	13.760642	16.802238	22.10%	0
2012	12.422530	13.760642	10.77%	204
2011	14.757217	12.422530	-15.82%	0
2010	13.231719	14.757217	11.53%	0
2009	9.882945	13.231719	33.88%	0
2008	17.511347	9.882945	-43.56%	0
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2017	9.586026	9.502301	-0.87%	0
2016	9.619372	9.586026	-0.35%	0
2015	9.755735	9.619372	-1.40%	0
2014	9.883915	9.755735	-1.30%	0
2013	10.166111	9.883915	-2.78%	0
2012	10.061450	10.166111	1.04%	0
2011*	10.000000	10.061450	0.61%	0
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	20.894786	22.229148	6.39%	0
2016	18.866481	20.894786	10.75%	0
2015	21.247347	18.866481	-11.21%	0
2014	22.121634	21.247347	-3.95%	0
2013	14.388240	22.121634	53.75%	0
2012	13.161612	14.388240	9.32%	0
2011	14.479512	13.161612	-9.10%	0
2010	10.515944	14.479512	37.69%	0
2009	7.614173	10.515944	38.11%	0
2008	14.990829	7.614173	-49.21%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	20.893940	25.918927	24.05%	2,100
2016	20.141763	20.893940	3.73%	2,081
2015	21.869565	20.141763	-7.90%	2,065
2014	20.740785	21.869565	5.44%	2,055
2013	16.329317	20.740785	27.02%	2,043
2012	14.711220	16.329317	11.00%	2,091
2011	15.133917	14.711220	-2.79%	2,388
2010	11.768157	15.133917	28.60%	2,548
2009	8.208610	11.768157	43.36%	3,586
2008	13.168736	8.208610	-37.67%	0
1312

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	9.653535	9.717090	0.66%	2,301
2016	7.976023	9.653535	21.03%	2,424
2015	10.514668	7.976023	-24.14%	2,346
2014	12.369531	10.514668	-15.00%	2,287
2013	11.738507	12.369531	5.38%	2,243
2012	11.787333	11.738507	-0.41%	4,611
2011	15.350413	11.787333	-23.21%	1,793
2010	13.414330	15.350413	14.43%	6,579
2009	7.903105	13.414330	69.73%	8,351
2008	20.980380	7.903105	-62.33%	581
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	23.989715	30.983676	29.15%	342
2016	24.167692	23.989715	-0.74%	352
2015	25.457158	24.167692	-5.07%	334
2014	25.306636	25.457158	0.59%	324
2013	16.554212	25.306636	52.87%	348
2012	13.248851	16.554212	24.95%	214
2011	14.382819	13.248851	-7.88%	208
2010	13.049364	14.382819	10.22%	212
2009	9.280837	13.049364	40.61%	209
2008	14.362156	9.280837	-35.38%	235
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	21.519315	23.924018	11.17%	193
2016	17.080528	21.519315	25.99%	193
2015	18.507487	17.080528	-7.71%	193
2014	17.687163	18.507487	4.64%	193
2013	13.550643	17.687163	30.53%	193
2012	11.685801	13.550643	15.96%	0
2011	13.707370	11.685801	-14.75%	0
2010	11.092603	13.707370	23.57%	0
2009	8.786817	11.092603	26.24%	0
2008	12.169557	8.786817	-27.80%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	17.650180	21.243015	20.36%	2,973
2016	17.543913	17.650180	0.61%	2,962
2015	17.616142	17.543913	-0.41%	2,919
2014	17.738971	17.616142	-0.69%	2,894
2013	12.658275	17.738971	40.14%	2,888
2012	12.314373	12.658275	2.79%	3,151
2011	14.091499	12.314373	-12.61%	3,211
2010	11.187960	14.091499	25.95%	3,215
2009	8.495564	11.187960	31.69%	4,457
2008	14.289842	8.495564	-40.55%	2,760
1313

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	19.563841	21.514571	9.97%	2,599
2016	18.006969	19.563841	8.65%	2,655
2015	19.172131	18.006969	-6.08%	2,922
2014	17.678693	19.172131	8.45%	2,942
2013	13.363235	17.678693	32.29%	2,924
2012	11.500180	13.363235	16.20%	2,949
2011	12.693216	11.500180	-9.40%	3,033
2010	10.938767	12.693216	16.04%	2,861
2009	8.836404	10.938767	23.79%	2,980
2008	13.658861	8.836404	-35.31%	3,148
1314

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II - Q/NQ
2017	15.464983	15.656138	1.24%	0
2016	15.440048	15.464983	0.16%	0
2015	15.341040	15.440048	0.65%	0
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
2009	7.557382	8.973127	18.73%	0
2008	12.303284	7.557382	-38.57%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
2008	20.332669	14.491336	-28.73%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2017	14.168566	15.158011	6.98%	0
2016	14.456315	14.168566	-1.99%	0
2015	15.100045	14.456315	-4.26%	0
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
2009	9.440201	10.266572	8.75%	0
2008	12.441146	9.440201	-24.12%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2017	16.916403	19.622825	16.00%	0
2016	16.975606	16.916403	-0.35%	0
2015	17.797396	16.975606	-4.62%	0
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
2009	8.561498	10.198797	19.12%	0
2008	13.666034	8.561498	-37.35%	0
1315

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2017	9.492552	9.484724	-0.08%	0
2016	9.498649	9.492552	-0.06%	0
2015	9.869482	9.498649	-3.76%	0
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
2009	9.538424	9.818087	2.93%	0
2008	9.899757	9.538424	-3.65%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2017	9.334782	7.833153	-16.09%	0
2016	7.222352	9.334782	29.25%	0
2015	9.658767	7.222352	-25.22%	0
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
2009	6.817696	9.199187	34.93%	0
2008	13.181974	6.817696	-48.28%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2017	14.283026	15.855699	11.01%	0
2016	13.901942	14.283026	2.74%	0
2015	14.777529	13.901942	-5.93%	0
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
2009	8.933047	10.114550	13.23%	0
2008	14.513696	8.933047	-38.45%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2017	13.045455	15.605082	19.62%	0
2016	14.006124	13.045455	-6.86%	0
2015	14.103530	14.006124	-0.69%	0
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
2009	9.363787	11.412545	21.88%	0
2008	16.852313	9.363787	-44.44%	0
1316

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2017	7.088147	6.848796	-3.38%	0
2016	7.369362	7.088147	-3.82%	0
2015	7.670889	7.369362	-3.93%	0
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
2009	9.655728	9.368799	-2.97%	0
2008	9.837912	9.655728	-1.85%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2017	16.764437	20.829497	24.25%	0
2016	17.240887	16.764437	-2.76%	0
2015	16.749207	17.240887	2.94%	0
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
2009	8.486988	10.358879	22.06%	0
2008	13.866721	8.486988	-38.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
2009	8.048076	11.319058	40.64%	0
2008	10.717731	8.048076	-24.91%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2017	12.254524	14.497939	18.31%	0
2016	12.620368	12.254524	-2.90%	0
2015	13.263914	12.620368	-4.85%	0
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
2009	8.741134	11.499470	31.56%	0
2008	15.763038	8.741134	-44.55%	0
1317

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II - Q/NQ
2017	17.857124	18.668009	4.54%	0
2016	16.408278	17.857124	8.83%	0
2015	18.806228	16.408278	-12.75%	0
2014	19.926835	18.806228	-5.62%	0
2013	13.189780	19.926835	51.08%	0
2012	12.279405	13.189780	7.41%	0
2011	13.747841	12.279405	-10.68%	0
2010	10.160974	13.747841	35.30%	0
2009	7.487336	10.160974	35.71%	0
2008	15.002982	7.487336	-50.09%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
2009	7.708136	10.858563	40.87%	0
2008	12.585282	7.708136	-38.75%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2017	7.877247	7.791616	-1.09%	0
2016	6.623307	7.877247	18.93%	0
2015	8.886289	6.623307	-25.47%	0
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
2009	7.421064	12.377049	66.78%	0
2008	20.051131	7.421064	-62.99%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2017	22.577478	28.654477	26.92%	0
2016	23.146482	22.577478	-2.46%	0
2015	24.813186	23.146482	-6.72%	0
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
2009	10.049902	13.885063	38.16%	0
2008	15.828187	10.049902	-36.51%	0
1318

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2017	17.411350	19.021330	9.25%	0
2016	14.063700	17.411350	23.80%	0
2015	15.508486	14.063700	-9.32%	0
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
2009	8.180215	10.147206	24.05%	0
2008	11.530446	8.180215	-29.06%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2017	14.340158	16.960051	18.27%	0
2016	14.505385	14.340158	-1.14%	0
2015	14.822951	14.505385	-2.14%	0
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
2009	7.942010	10.277097	29.40%	0
2008	13.595910	7.942010	-41.59%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2017	14.512952	15.683417	8.06%	0
2016	13.593812	14.512952	6.76%	0
2015	14.729701	13.593812	-7.71%	0
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
2009	7.542321	9.174424	21.64%	0
2008	11.865444	7.542321	-36.43%	0
1319

NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Putnam Investments VT Equity Income Fund: Class IB (PVEIB)
	Statement of Operations	May 31, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	May 31, 2017 to December 31, 2017
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 10, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 9, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 22, 2016 to December 31, 2016 and the year ended December 31, 2017
Pimco Funds Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Balanced Portfolio - Service Class 2 (FB2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	May 12, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Growth & Income Portfolio - Service Class 2 (FGI2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT International Equity Fund: Class IB (PVTIGB)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 14, 2016 to December 31, 2016 and the year ended December 31, 2017
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)
	Statement of Operations	June 29, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	June 29, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio - Service Class 2 (FRESS2)
	Statement of Operations	June 26, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	June 26, 2017 to December 31, 2017

Nationwide Funds Group NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
Statement of Operations	April 12, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	April 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

RATIONAL FUNDS

VA Situs Fund (HVSIT)

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series - Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
12,015 shares (cost $173,110)	$165,328
VPS Growth and Income Portfolio - Class B (ALVGIB)
26,405 shares (cost $612,050)	868,195
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
19,253 shares (cost $775,982)	1,033,861
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
42,992 shares (cost $507,635)	558,040
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
262,225 shares (cost $5,116,213)	5,632,601
VP Income & Growth Fund - Class I (ACVIG)
5,278,812 shares (cost $38,271,033)	56,536,071
VP Income & Growth Fund - Class II (ACVIG2)
54,041 shares (cost $435,092)	579,320
VP Inflation Protection Fund - Class II (ACVIP2)
2,436,170 shares (cost $27,073,263)	24,873,295
VP International Fund - Class I (ACVI)
128,694 shares (cost $1,129,463)	1,567,493
VP Mid Cap Value Fund - Class I (ACVMV1)
817,655 shares (cost $15,838,102)	18,601,660
VP Mid Cap Value Fund - Class II (ACVMV2)
31,204 shares (cost $525,463)	710,198
VP Ultra(R) Fund - Class I (ACVU1)
1,448 shares (cost $16,585)	28,010
VP Value Fund - Class I (ACVV)
179,591 shares (cost $1,342,585)	2,013,211
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
224,783 shares (cost $1,651,932)	1,658,897
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
110,262 shares (cost $1,303,479)	1,296,683
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
267,279 shares (cost $3,079,559)	3,239,422
Global Allocation V.I. Fund - Class III (MLVGA3)
2,185,009 shares (cost $31,597,288)	32,425,537
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)
29,242 shares (cost $197,198)	198,262
VIP Small Cap Value Series - Service Class (DWVSVS)
91,164 shares (cost $3,485,932)	3,876,287
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
128,613 shares (cost $2,628,425)	2,887,363
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,246,813 shares (cost $19,579,369)	25,085,868
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,997,438 shares (cost $184,027,830)	320,742,983
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
936,138 shares (cost $31,177,672)	37,698,266
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares (DSRGS)
939 shares (cost $37,887)	37,374
Appreciation Portfolio - Initial Shares (DCAP)
1,179,846 shares (cost $47,771,608)	52,750,929
Appreciation Portfolio - Service Shares (DCAPS)
17,153 shares (cost $692,136)	760,556
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
341 shares (cost $15,588)	20,750
International Value Portfolio - Initial Shares (DVIV)
185 shares (cost $1,869)	2,276
Floating - Rate Income Fund (ETVFR)
1,034,774 shares (cost $9,476,954)	9,592,351

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Managed Tail Risk Fund II - Service Shares (FCA2S)
24,376 shares (cost $142,733)	$127,732
High Income Bond Fund II - Service Shares (FHIBS)
160,456 shares (cost $1,079,386)	1,087,892
Quality Bond Fund II - Primary Shares (FQB)
5,368,735 shares (cost $58,578,420)	59,324,526
Quality Bond Fund II - Service Shares (FQBS)
175,576 shares (cost $1,958,371)	1,933,097
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
19,813 shares (cost $236,427)	284,908
VIP Balanced Portfolio - Service Class 2 (FB2)
127,883 shares (cost $2,205,729)	2,344,090
VIP Contrafund(R) Portfolio - Service Class (FCS)
366,242 shares (cost $9,877,568)	13,832,959
VIP Energy Portfolio - Service Class 2 (FNRS2)
513,901 shares (cost $10,059,708)	10,149,540
VIP Equity-Income Portfolio - Service Class (FEIS)
7,699,720 shares (cost $154,468,129)	183,022,335
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
153,534 shares (cost $3,102,033)	3,580,422
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
618,784 shares (cost $7,476,115)	8,297,887
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,666 shares (cost $31,593)	35,593
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
962,201 shares (cost $12,107,133)	13,461,198
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
8,722 shares (cost $85,916)	121,586
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
525,103 shares (cost $6,845,151)	7,687,505
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
17,939 shares (cost $193,603)	261,904
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
28,258 shares (cost $589,244)	627,890
VIP Growth Opportunities Portfolio - Service Class (FGOS)
30,077 shares (cost $802,251)	1,083,391
VIP Growth Portfolio - Service Class (FGS)
2,344,656 shares (cost $107,054,016)	172,941,852
VIP Growth Portfolio - Service Class 2 (FG2)
32,369 shares (cost $1,558,469)	2,358,418
VIP High Income Portfolio - Service Class (FHIS)
8,088,056 shares (cost $43,039,069)	43,837,266
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,566,787 shares (cost $33,059,230)	32,495,524
VIP Mid Cap Portfolio - Service Class (FMCS)
675,377 shares (cost $22,448,779)	26,069,549
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
117,665 shares (cost $3,772,745)	4,446,569
VIP Overseas Portfolio - Service Class (FOS)
1,313,806 shares (cost $26,630,509)	29,915,369
VIP Overseas Portfolio - Service Class 2 (FO2)
54,836 shares (cost $1,107,087)	1,242,577
VIP Value Strategies Portfolio - Service Class (FVSS)
607,452 shares (cost $8,040,817)	8,644,044
VIP Real Estate Portfolio - Service Class 2 (FRESS2)
11,889 shares (cost $226,321)	227,560
Franklin Income Securities Fund - Class 2 (FTVIS2)
2,516,979 shares (cost $38,946,592)	40,699,549
Rising Dividends Securities Fund - Class 2 (FTVRD2)
23,614 shares (cost $539,420)	672,060
Small Cap Value Securities Fund - Class 2 (FTVSV2)
484,994 shares (cost $9,274,976)	9,602,885
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
700,340 shares (cost $5,896,699)	7,164,480

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Templeton Foreign Securities Fund - Class 2 (TIF2)
327,319 shares (cost $5,194,356)	$5,063,624
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
1,392,719 shares (cost $25,021,649)	22,993,790
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
711,070 shares (cost $5,136,714)	5,254,805
VI American Franchise Fund - Series II Shares (ACEG2)
42,897 shares (cost $2,444,366)	2,608,147
VI Comstock Fund - Series II Shares (ACC2)
173,049 shares (cost $2,265,065)	3,554,431
VI American Franchise Fund - Series I Shares (ACEG)
865 shares (cost $45,203)	54,481
VI Core Equity Fund - Series I Shares (AVGI)
88 shares (cost $3,088)	3,218
VI Core Equity Fund - Series II Shares (AVCE2)
12,489 shares (cost $369,135)	451,864
VI Equity and Income Fund - Series I Shares (IVKEI1)
25,186 shares (cost $440,185)	479,536
VI Global Health Care Fund - Series I Shares (IVHS)
11,171 shares (cost $351,114)	295,358
VI Global Real Estate Fund - Series I Shares (IVRE)
12,495 shares (cost $207,641)	217,294
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
33,491 shares (cost $458,847)	472,559
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
227,500 shares (cost $1,219,969)	1,258,074
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,604,756 shares (cost $16,261,297)	18,984,259
Balanced Portfolio: Service Shares (JABS)
2,132 shares (cost $59,057)	79,091
Flexible Bond Portfolio: Service Shares (JAFBS)
164,683 shares (cost $2,124,857)	2,096,418
Forty Portfolio: Service Shares (JACAS)
2,331,024 shares (cost $80,600,160)	88,205,955
Global Technology Portfolio: Service Shares (JAGTS)
3,346,868 shares (cost $26,796,827)	38,689,795
Overseas Portfolio: Service Shares (JAIGS)
1,533,009 shares (cost $53,775,159)	47,124,693
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
180,700 shares (cost $3,730,092)	4,262,717
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
28,209 shares (cost $476,204)	469,959
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
10,697 shares (cost $184,044)	196,604
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)
77,936 shares (cost $571,160)	700,640
New Discovery Series - Service Class (MNDSC)
90,031 shares (cost $1,373,649)	1,671,882
Value Series - Service Class (MVFSC)
1,904,001 shares (cost $32,462,917)	39,127,225
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
802,074 shares (cost $18,186,157)	22,297,668
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
139,411 shares (cost $1,063,249)	1,094,376
Core Plus Fixed Income Portfolio - Class I (MSVFI)
457,667 shares (cost $4,898,875)	5,025,178
Core Plus Fixed Income Portfolio - Class II (MSVF2)
55,680 shares (cost $566,747)	609,143
Emerging Markets Debt Portfolio - Class I (MSEM)
625,525 shares (cost $4,833,680)	5,054,246
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
4,508 shares (cost $50,217)	54,546
U.S. Real Estate Portfolio - Class I (MSVRE)
47,983 shares (cost $644,255)	1,042,191

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
23,950 shares (cost $230,002)	$266,320
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
62,042 shares (cost $636,350)	719,072
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,042,528 shares (cost $109,376,865)	118,455,314
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
113,788 shares (cost $1,802,402)	1,899,120
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,302,521 shares (cost $52,226,609)	61,062,858
American Funds NVIT Bond Fund - Class II (GVABD2)
968,031 shares (cost $11,128,845)	11,132,362
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
820,163 shares (cost $22,555,317)	25,999,160
American Funds NVIT Growth Fund - Class II (GVAGR2)
417,751 shares (cost $29,187,084)	36,670,216
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
431,498 shares (cost $22,252,599)	24,150,934
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,275,004 shares (cost $34,651,654)	34,762,274
NVIT Emerging Markets Fund - Class I (GEM)
1,275,217 shares (cost $14,386,324)	17,444,973
NVIT Emerging Markets Fund - Class II (GEM2)
29,367 shares (cost $333,858)	396,743
NVIT International Equity Fund - Class I (GIG)
1,701,706 shares (cost $18,041,281)	20,097,154
Nationwide Variable Insurance Trust - NVIT International Equity Fund - Class II (NVIE6)
4,589 shares (cost $49,145)	53,741
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
5,412,222 shares (cost $50,540,702)	63,918,344
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
26,631 shares (cost $300,171)	310,787
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
271,525 shares (cost $3,774,246)	3,828,496
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
277,749 shares (cost $2,648,485)	2,838,598
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
934,054 shares (cost $10,676,372)	10,582,831
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
453,719 shares (cost $5,121,678)	4,995,444
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
681,676 shares (cost $7,234,305)	6,925,826
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,449,404 shares (cost $16,242,652)	16,015,918
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
682,186 shares (cost $7,155,365)	6,692,241
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
470,704 shares (cost $5,182,289)	5,121,260
NVIT Core Bond Fund - Class I (NVCBD1)
483,315 shares (cost $5,278,751)	5,219,801
NVIT Core Bond Fund - Class II (NVCBD2)
56,421 shares (cost $617,416)	607,087
NVIT Core Plus Bond Fund - Class II (NVLCP2)
345,816 shares (cost $3,955,941)	3,890,435
NVIT Nationwide Fund - Class I (TRF)
5,520,949 shares (cost $53,188,672)	105,505,341
NVIT Nationwide Fund - Class II (TRF2)
17,934 shares (cost $188,136)	341,470
NVIT Government Bond Fund - Class I (GBF)
8,298,615 shares (cost $94,689,361)	88,878,163
NVIT Government Bond Fund - Class II (GBF2)
141,487 shares (cost $1,600,736)	1,511,076
NVIT International Index Fund - Class VIII (GVIX8)
475,541 shares (cost $4,376,250)	4,912,335

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,450,354 shares (cost $27,831,385)	$33,324,814
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
558,458 shares (cost $8,434,764)	8,996,764
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
76,000 shares (cost $1,337,073)	1,411,315
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2,668,723 shares (cost $27,607,244)	26,900,730
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
11,924,991 shares (cost $122,221,030)	155,263,385
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,979,711 shares (cost $64,350,379)	84,373,717
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
3,673,364 shares (cost $38,842,547)	41,766,153
NVIT Mid Cap Index Fund - Class I (MCIF)
3,559,991 shares (cost $71,069,880)	92,630,971
NVIT Money Market Fund - Class I (SAM)
154,630,579 shares (cost $154,630,579)	154,630,579
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
3,167,062 shares (cost $37,150,172)	38,099,756
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
487,416 shares (cost $5,231,881)	5,624,781
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
29,199 shares (cost $302,652)	334,915
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,554,018 shares (cost $19,452,050)	21,150,191
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
21,232 shares (cost $229,754)	286,421
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
694,132 shares (cost $7,435,443)	7,538,274
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
218,847 shares (cost $2,143,989)	2,361,360
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,043,829 shares (cost $66,283,133)	74,339,101
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
464,804 shares (cost $5,309,310)	5,493,988
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,400,471 shares (cost $58,619,178)	61,295,348
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,195,165 shares (cost $23,040,735)	23,078,643
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
15,568 shares (cost $283,265)	281,315
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,705,663 shares (cost $66,226,223)	87,524,871
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
51,857 shares (cost $711,546)	775,781
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,861,356 shares (cost $71,043,672)	87,421,106
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
49,331 shares (cost $985,284)	1,059,129
NVIT Multi-Sector Bond Fund - Class I (MSBF)
4,027,812 shares (cost $36,464,856)	37,297,540
NVIT Short Term Bond Fund - Class II (NVSTB2)
611,065 shares (cost $6,338,170)	6,251,199
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,339,415 shares (cost $331,870,254)	380,599,688
NVIT Large Cap Growth Fund - Class II (NVOLG2)
330,640 shares (cost $5,844,690)	6,467,327
Templeton NVIT International Value Fund - Class III (NVTIV3)
221,424 shares (cost $2,612,418)	2,829,797
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,144,220 shares (cost $16,722,192)	22,998,821
NVIT Real Estate Fund - Class I (NVRE1)
9,795,193 shares (cost $74,285,968)	63,276,948

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Loring Ward NVIT Moderate Fund - Class II (NVLM2)
19,014 shares (cost $239,209)	$245,662
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
137,497 shares (cost $1,778,014)	1,841,089
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
25,456 shares (cost $258,780)	287,652
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
27,469 shares (cost $282,145)	303,810
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
43,278 shares (cost $466,204)	520,200
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
4,222 shares (cost $44,913)	49,104
NVIT Small Cap Index Fund - Class II (NVSIX2)
218,716 shares (cost $2,673,803)	2,959,222
NVIT S&P 500 Index Fund - Class II (GVEX2)
1,306,611 shares (cost $19,202,033)	22,813,430
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
16,665 shares (cost $179,547)	185,143
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,252,716 shares (cost $13,261,879)	13,103,409
Guardian Portfolio - I Class Shares (AMGP)
14,995 shares (cost $244,955)	242,162
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,080 shares (cost $238,364)	280,127
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
48,301 shares (cost $1,066,924)	1,244,724
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
3,528 shares (cost $44,125)	58,955
Socially Responsive Portfolio - I Class Shares (AMSRS)
327,479 shares (cost $6,302,212)	8,386,742
International Growth Fund/VA- Service Shares (OVIGS)
644,072 shares (cost $1,482,052)	1,738,993
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
65,972 shares (cost $3,156,319)	3,674,646
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,292,832 shares (cost $91,634,419)	108,726,097
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
20,235 shares (cost $522,298)	948,599
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,788,734 shares (cost $69,049,214)	89,936,687
Main Street Fund(R)/VA - Service Class (OVGIS)
56,893 shares (cost $1,420,583)	1,815,446
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
361,446 shares (cost $8,665,982)	9,321,696
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
6,481 shares (cost $125,692)	164,744
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
655,961 shares (cost $42,306,387)	55,238,437
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
837,506 shares (cost $4,350,266)	4,296,406
Global Strategic Income Fund/VA - Service Shares (OVSBS)
277,409 shares (cost $1,509,607)	1,461,946
All Asset Portfolio - Advisor Class (PMVAAD)
433,314 shares (cost $4,607,253)	4,753,452
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
199,528 shares (cost $2,078,410)	2,128,967
Low Duration Portfolio - Advisor Class (PMVLAD)
2,179,543 shares (cost $22,789,513)	22,318,525
Real Return Portfolio - Administrative Class (PMVRRA)
53,318 shares (cost $675,622)	662,215
Total Return Portfolio - Administrative Class (PMVTRA)
114,556 shares (cost $1,269,064)	1,253,242
Total Return Portfolio - Advisor Class (PMVTRD)
1,173,590 shares (cost $12,927,264)	12,839,071

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
161,721 shares (cost $2,109,330)	$2,125,015
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
88,185 shares (cost $911,249)	914,480
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
15,531 shares (cost $183,246)	193,366
VT Equity Income Fund: Class IB (PVEIB)
529 shares (cost $12,464)	14,110
VT International Equity Fund: Class IB (PVTIGB)
3,701 shares (cost $54,539)	56,447
Micro-Cap Portfolio - Investment Class (ROCMC)
39,635 shares (cost $432,301)	411,415
Variable Fund - Multi-Hedge Strategies (RVARS)
34,393 shares (cost $824,402)	853,989
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
17,513 shares (cost $218,121)	254,296
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2,440 shares (cost $117,241)	145,964
Series N (Managed Asset Allocation Series) (SBLN)
19,767 shares (cost $538,774)	626,230
Series O (All Cap Value Series) (SBLO)
6,894 shares (cost $188,980)	247,994
Series P (High Yield Series) (SBLP)
12,051 shares (cost $380,901)	375,135
Series Q (Small Cap Value Series) (SBLQ)
12,803 shares (cost $570,880)	587,540
Series V (Mid Cap Value Series) (SBLV)
20,558 shares (cost $1,417,333)	1,693,163
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
1,959 shares (cost $62,087)	78,718
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
4,885 shares (cost $76,900)	99,120
Health Sciences Portfolio - II (TRHS2)
980,530 shares (cost $37,499,344)	39,936,997
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
225,071 shares (cost $4,823,901)	5,147,382
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,290,319 shares (cost $16,770,886)	20,167,679
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
369,322 shares (cost $11,023,149)	8,764,004
Diversified Stock Fund Class A Shares (VYDS)
194,306 shares (cost $2,097,551)	2,897,098
Variable Insurance Portfolios - Asset Strategy (WRASP)
8,331,832 shares (cost $82,069,457)	78,050,940
Variable Insurance Portfolios - Balanced (WRBP)
5,332,626 shares (cost $46,708,611)	42,405,577
Variable Insurance Portfolios - Bond (WRBDP)
8,547,510 shares (cost $47,107,597)	45,761,657
Variable Insurance Portfolios - Core Equity (WRCEP)
7,374,414 shares (cost $86,611,137)	90,675,799
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,517,281 shares (cost $11,769,486)	13,020,091
Variable Insurance Portfolios - Energy (WRENG)
601,608 shares (cost $3,953,073)	3,530,714
Variable Insurance Portfolios - Global Bond (WRGBP)
780,495 shares (cost $3,914,225)	3,868,994
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
1,182,897 shares (cost $6,108,033)	5,478,113
Variable Insurance Portfolios - Growth (WRGP)
8,604,401 shares (cost $88,458,074)	104,044,419
Variable Insurance Portfolios - High Income (WRHIP)
16,287,015 shares (cost $61,274,754)	59,242,389
Variable Insurance Portfolios - International Growth (WRIP)
2,254,424 shares (cost $18,236,964)	22,244,851

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Variable Insurance Portfolios - International Core Equity (WRI2P)
587,986 shares (cost $9,961,592)	$10,926,418
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,021,167 shares (cost $5,006,772)	4,982,989
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
107,067 shares (cost $2,438,040)	2,400,443
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,366,831 shares (cost $13,447,155)	15,867,546
Variable Insurance Portfolios - Money Market (WRMMP)
12,601,344 shares (cost $12,601,344)	12,601,344
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
909,728 shares (cost $7,776,258)	6,952,050
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,320,358 shares (cost $44,738,211)	62,736,671
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,469,488 shares (cost $34,088,190)	40,343,897
Variable Insurance Portfolios - Small Cap Value (WRSCV)
336,407 shares (cost $5,617,646)	6,161,894
Variable Insurance Portfolios - Value (WRVP)
5,510,479 shares (cost $32,609,152)	35,480,869
Advantage VT Opportunity Fund - Class 2 (SVOF)
7,226 shares (cost $148,388)	196,119
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
543,804 shares (cost $4,926,530)	5,535,921

Total Investments	$4,965,307,880

Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	69
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	6,109
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	2,043
Accounts Receivable - Opportunistic Small Cap Portfolio - Initial Shares (DSC)	8
Accounts Receivable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	631
Accounts Receivable - VI Core Equity Fund - Series I Shares (AVGI)	4
Accounts Receivable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	702
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	87
Accounts Receivable - Real Return Portfolio - Administrative Class (PMVRRA)	282
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	2,133
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	70
Accounts Receivable - Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	7,146
Accounts Receivable - Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	277
Accounts Receivable - VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	13,318
Accounts Receivable - Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	327
Accounts Receivable - Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	11,446
Accounts Receivable - VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	337
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)	156
Accounts Receivable - NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	48

Accounts Payable - International Value Portfolio - Initial Shares (DVIV)	(5)
Accounts Payable - VI Global Health Care Fund - Series I Shares (IVHS)	(175)
Accounts Payable - VI Global Real Estate Fund - Series I Shares (IVRE)	(175)
Accounts Payable - VT Equity Income Fund: Class IB (PVEIB)	(14,110)
Accounts Payable - Micro-Cap Portfolio - Investment Class (ROCMC)	(179)
Accounts Payable - Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	(125)
Accounts Payable - Series O (All Cap Value Series) (SBLO)	(447)
Accounts Payable - Series Q (Small Cap Value Series) (SBLQ)	(357)
Accounts Payable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	(98)
Other Accounts Payable	(3,233)

$4,965,334,169

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
DECEMBER 31, 2017

Contract Owners’ Equity:
Accumulation units	4,897,571,052
Contracts in payout (annuitization) period (note 1f)	67,763,117

Total Contract Owners’ Equity (note 5)	$4,965,334,169

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	HVSIT	ALVGIB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$62,219,417	943	11,459	-	9,052	13,159	1,289,968	11,917
Mortality and expense risk charges (note 2)	(55,184,374)	(1,799)	(16,237)	(15,725)	(6,029)	(80,251)	(611,923)	(10,999)

Net investment income (loss)	7,035,043	(856)	(4,778)	(15,725)	3,023	(67,092)	678,045	918

Realized gain (loss) on investments	121,989,021	(16,075)	107,992	137,849	11,608	(233,304)	2,577,924	65,237
Change in unrealized gain (loss) on investments	448,758,282	21,651	(44,097)	55,660	46,677	621,916	5,076,336	15,600

Net gain (loss) on investments	570,747,303	5,576	63,895	193,509	58,285	388,612	7,654,260	80,837

Reinvested capital gains	157,234,281	21,080	79,379	46,174	-	267,874	1,295,359	14,016

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$735,016,627	25,800	138,496	223,958	61,308	589,394	9,627,664	95,771

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVHY3	BRVTR3
Reinvested dividends	$668,566	12,365	293,938	9,777	91	34,560	71,112	28,256
Mortality and expense risk charges (note 2)	(298,070)	(16,095)	(213,966)	(12,383)	(441)	(23,042)	(16,342)	(13,814)

Net investment income (loss)	370,496	(3,730)	79,972	(2,606)	(350)	11,518	54,770	14,442

Realized gain (loss) on investments	(724,960)	70,260	1,279,805	33,436	199	265,339	26,244	223
Change in unrealized gain (loss) on investments	990,954	303,809	130,562	18,794	5,454	(128,232)	(4,860)	10,168

Net gain (loss) on investments	265,994	374,069	1,410,367	52,230	5,653	137,107	21,384	10,391

Reinvested capital gains	-	-	402,236	14,168	1,161	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$636,490	370,339	1,892,575	63,792	6,464	148,625	76,154	24,833

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	BRVED3	MLVGA3	CLVHY2	DWVSVS	DVMCSS	DVSCS	DSIF	DSRG
Reinvested dividends	$43,479	403,104	572	28,914	15,566	162,360	5,249,708	435,270
Mortality and expense risk charges (note 2)	(29,720)	(364,090)	(663)	(49,695)	(20,803)	(274,193)	(3,397,089)	(408,506)

Net investment income (loss)	13,759	39,014	(91)	(20,781)	(5,237)	(111,833)	1,852,619	26,764

Realized gain (loss) on investments	115,916	200,881	(501)	286,053	(51,199)	1,517,172	13,292,016	1,653,887
Change in unrealized gain (loss) on investments	74,948	3,043,848	1,064	(28,169)	254,911	97,000	34,358,422	773,942

Net gain (loss) on investments	190,864	3,244,729	563	257,884	203,712	1,614,172	47,650,438	2,427,829

Reinvested capital gains	160,984	372,293	-	154,061	28,553	1,062,543	7,340,773	2,502,213

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$365,607	3,656,036	472	391,164	227,028	2,564,882	56,843,830	4,956,806

Investment Activity:	DSRGS	DCAP	DCAPS	DSC	DVIV	ETVFR	FCA2S	FHIBS
Reinvested dividends	$685	655,853	8,281	-	30	322,342	2,017	76,285
Mortality and expense risk charges (note 2)	(1,251)	(535,509)	(14,970)	(216)	(20)	(113,565)	(2,682)	(21,276)

Net investment income (loss)	(566)	120,344	(6,689)	(216)	10	208,777	(665)	55,009

Realized gain (loss) on investments	10,653	1,495,670	29,704	5,300	6	109,999	(11,345)	4,134
Change in unrealized gain (loss) on investments	(6,053)	3,295,184	43,676	(385)	475	(100,429)	23,768	(6,625)

Net gain (loss) on investments	4,600	4,790,854	73,380	4,915	481	9,570	12,423	(2,491)

Reinvested capital gains	4,852	6,352,063	101,684	202	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$8,886	11,263,261	168,375	4,901	491	218,347	11,758	52,518

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	FQB	FQBS	FVSS2	FB2	FCS	FNRS2	FEIS	FEI2
Reinvested dividends	$2,019,840	68,642	3,382	25,188	119,184	137,789	2,881,175	52,691
Mortality and expense risk charges (note 2)	(695,825)	(40,950)	(5,717)	(17,185)	(148,361)	(117,699)	(2,034,804)	(65,249)

Net investment income (loss)	1,324,015	27,692	(2,335)	8,003	(29,177)	20,090	846,371	(12,558)

Realized gain (loss) on investments	988,142	(3,440)	22,635	26,233	352,116	(888,042)	(1,684,241)	211,330
Change in unrealized gain (loss) on investments	(565,817)	19,749	(43,823)	143,246	1,446,179	130,319	16,990,913	87,335

Net gain (loss) on investments	422,325	16,309	(21,188)	169,479	1,798,295	(757,723)	15,306,672	298,665

Reinvested capital gains	-	-	68,475	37,696	710,724	5,084	3,842,678	77,103

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,746,340	44,001	44,952	215,178	2,479,842	(732,549)	19,995,721	363,210

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGOS
Reinvested dividends	$116,554	451	184,897	1,489	102,048	2,855	6,246	2,023
Mortality and expense risk charges (note 2)	(90,772)	(753)	(135,597)	(2,291)	(82,552)	(4,131)	(6,123)	(11,249)

Net investment income (loss)	25,782	(302)	49,300	(802)	19,496	(1,276)	123	(9,226)

Realized gain (loss) on investments	208,706	1,952	197,492	6,410	314,979	12,583	30,683	58,835
Change in unrealized gain (loss) on investments	502,081	1,422	1,149,910	7,000	722,970	24,349	37,392	102,076

Net gain (loss) on investments	710,787	3,374	1,347,402	13,410	1,037,949	36,932	68,075	160,911

Reinvested capital gains	162,521	800	343,516	3,384	267,118	9,547	12,954	135,110

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$899,090	3,872	1,740,218	15,992	1,324,563	45,203	81,152	286,795

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS	FO2
Reinvested dividends	$205,623	1,882	2,393,908	763,543	152,527	21,110	371,295	14,463
Mortality and expense risk charges (note 2)	(1,785,129)	(40,153)	(698,765)	(378,119)	(277,441)	(80,764)	(314,089)	(23,054)

Net investment income (loss)	(1,579,506)	(38,271)	1,695,143	385,424	(124,914)	(59,654)	57,206	(8,591)

Realized gain (loss) on investments	11,880,465	182,951	3,150,314	(16,051)	376,596	186,874	1,210,512	12,468
Change in unrealized gain (loss) on investments	24,384,362	298,970	(1,548,065)	456,810	3,023,665	397,650	5,786,003	305,004

Net gain (loss) on investments	36,264,827	481,921	1,602,249	440,759	3,400,261	584,524	6,996,515	317,472

Reinvested capital gains	11,762,572	162,200	-	151,394	1,164,911	206,585	26,148	1,126

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$46,447,893	605,850	3,297,392	977,577	4,440,258	731,455	7,079,869	310,007

Investment Activity:	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$117,340	2,632	1,827,682	9,782	49,788	48,201	124,741	-
Mortality and expense risk charges (note 2)	(96,497)	(818)	(508,249)	(9,297)	(109,378)	(61,534)	(52,974)	(261,611)

Net investment income (loss)	20,843	1,814	1,319,433	485	(59,590)	(13,333)	71,767	(261,611)

Realized gain (loss) on investments	479,135	953	920,384	32,427	(13,411)	(206,554)	(197,105)	(448,747)
Change in unrealized gain (loss) on investments	(1,164,339)	1,239	1,318,456	55,740	228,507	1,820,233	825,775	837,457

Net gain (loss) on investments	(685,204)	2,192	2,238,840	88,167	215,096	1,613,679	628,670	388,710

Reinvested capital gains	2,069,747	-	-	23,299	680,946	-	-	77,306

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,405,386	4,006	3,558,273	111,951	836,452	1,600,346	700,437	204,405

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	FTVFA2	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS
Reinvested dividends	$170,479	-	65,104	20	32	3,865	7,684	1,094
Mortality and expense risk charges (note 2)	(67,920)	(37,708)	(60,728)	(357)	(39)	(9,308)	(4,284)	(3,493)

Net investment income (loss)	102,559	(37,708)	4,376	(337)	(7)	(5,443)	3,400	(2,399)

Realized gain (loss) on investments	24,353	80,751	169,381	662	-	43,596	1,469	(6,873)
Change in unrealized gain (loss) on investments	199,064	233,420	173,557	4,157	185	(13,599)	21,500	38,692

Net gain (loss) on investments	223,417	314,171	342,938	4,819	185	29,997	22,969	31,819

Reinvested capital gains	262,797	210,968	142,628	1,990	162	25,167	8,338	15,202

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$588,773	487,431	489,942	6,472	340	49,721	34,707	44,622

Investment Activity:	IVRE	IVMCC2	IVKMG2	JPMMV1	JABS	JAFBS	JACAS	JAGTS
Reinvested dividends	$6,568	1,478	-	159,707	1,059	48,710	-	149,398
Mortality and expense risk charges (note 2)	(2,512)	(5,018)	(13,881)	(220,116)	(963)	(20,338)	(966,775)	(379,481)

Net investment income (loss)	4,056	(3,540)	(13,881)	(60,409)	96	28,372	(966,775)	(230,083)

Realized gain (loss) on investments	4,623	486	(30,084)	1,233,664	1,755	1,276	1,478,256	2,433,827
Change in unrealized gain (loss) on investments	12,835	49,810	161,831	229,826	9,797	9,025	15,895,888	7,637,750

Net gain (loss) on investments	17,458	50,296	131,747	1,463,490	11,552	10,301	17,374,144	10,071,577

Reinvested capital gains	3,333	9,730	73,542	890,673	149	-	4,796,112	1,978,603

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$24,847	56,486	191,408	2,293,754	11,797	38,673	21,203,481	11,820,097

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC
Reinvested dividends	$730,029	71,218	11,095	760	-	-	689,470	274,895
Mortality and expense risk charges (note 2)	(512,600)	(43,772)	(4,609)	(2,289)	(13,803)	(18,604)	(458,484)	(231,462)

Net investment income (loss)	217,429	27,446	6,486	(1,529)	(13,803)	(18,604)	230,986	43,433

Realized gain (loss) on investments	(3,881,036)	466,363	(4,757)	(526)	120,825	33,679	2,922,361	518,506
Change in unrealized gain (loss) on investments	15,287,949	401,756	9,394	34,699	13,784	277,449	1,192,634	3,931,386

Net gain (loss) on investments	11,406,913	868,119	4,637	34,173	134,609	311,128	4,114,995	4,449,892

Reinvested capital gains	-	-	-	9,495	40,360	29,784	1,597,016	20,042

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$11,624,342	895,565	11,123	42,139	161,166	322,308	5,942,997	4,513,367

Investment Activity:	MSGI2	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMGI2	NAMAA2
Reinvested dividends	$25,353	153,299	17,810	289,546	-	14,598	2,303	11,520
Mortality and expense risk charges (note 2)	(12,792)	(60,143)	(12,089)	(60,878)	(872)	(16,493)	(2,488)	(6,043)

Net investment income (loss)	12,561	93,156	5,721	228,668	(872)	(1,895)	(185)	5,477

Realized gain (loss) on investments	5,012	14,533	3,085	50,568	256	72,157	(1,946)	8,905
Change in unrealized gain (loss) on investments	48,999	130,700	14,154	162,507	13,577	(51,939)	46,153	61,186

Net gain (loss) on investments	54,011	145,233	17,239	213,075	13,833	20,218	44,207	70,091

Reinvested capital gains	55,164	-	-	-	-	-	312	6,304

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$121,736	238,389	22,960	441,743	12,961	18,323	44,334	81,872

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$1,977,221	28,956	643,143	136,403	168,613	105,252	318,221	1,926,963
Mortality and expense risk charges (note 2)	(1,365,187)	(36,025)	(673,772)	(131,804)	(270,803)	(391,499)	(265,549)	(405,273)

Net investment income (loss)	612,034	(7,069)	(30,629)	4,599	(102,190)	(286,247)	52,672	1,521,690

Realized gain (loss) on investments	2,869,785	45,567	2,479,252	98,085	1,169,160	1,662,169	1,553,122	(262,885)
Change in unrealized gain (loss) on investments	710,195	10,437	3,867,557	110,549	3,051,593	3,855,748	484,104	708,030

Net gain (loss) on investments	3,579,980	56,004	6,346,809	208,634	4,220,753	5,517,917	2,037,226	445,145

Reinvested capital gains	4,353,898	69,592	1,295,651	30,842	1,881,370	2,570,800	2,252,129	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$8,545,912	118,527	7,611,831	244,075	5,999,933	7,802,470	4,342,027	1,966,835

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2
Reinvested dividends	$214,675	3,371	324,213	755	314,432	571	22,603	36,887
Mortality and expense risk charges (note 2)	(177,950)	(6,713)	(213,141)	(713)	(661,015)	(1,836)	(40,804)	(38,091)

Net investment income (loss)	36,725	(3,342)	111,072	42	(346,583)	(1,265)	(18,201)	(1,204)

Realized gain (loss) on investments	137,179	4,315	60,411	3,247	2,243,573	24,436	56,694	(41,433)
Change in unrealized gain (loss) on investments	5,011,838	110,563	4,210,263	9,658	9,680,577	10,057	213,639	376,057

Net gain (loss) on investments	5,149,017	114,878	4,270,674	12,905	11,924,150	34,493	270,333	334,624

Reinvested capital gains	-	-	-	-	1,250,354	3,488	326,107	258,848

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,185,742	111,536	4,381,746	12,947	12,827,921	36,716	578,239	592,268

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2
Reinvested dividends	$186,521	79,276	139,446	275,973	94,649	97,489	159,481	16,762
Mortality and expense risk charges (note 2)	(97,984)	(59,714)	(78,936)	(191,938)	(85,223)	(59,912)	(64,296)	(11,803)

Net investment income (loss)	88,537	19,562	60,510	84,035	9,426	37,577	95,185	4,959

Realized gain (loss) on investments	97,197	59,091	(89,960)	228,532	(30,620)	54,818	(19,648)	680
Change in unrealized gain (loss) on investments	318,345	300,889	226,384	637,418	527,280	140,656	101,027	7,325

Net gain (loss) on investments	415,542	359,980	136,424	865,950	496,660	195,474	81,379	8,005

Reinvested capital gains	386,442	326,387	128,112	947,703	494,628	214,502	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$890,521	705,929	325,046	1,897,688	1,000,714	447,553	176,564	12,964

Investment Activity:	NVLCP2	TRF	TRF2	GBF	GBF2	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$91,549	1,019,877	2,476	1,917,517	28,884	114,748	496,595	160,097
Mortality and expense risk charges (note 2)	(45,500)	(1,076,658)	(6,332)	(1,047,155)	(30,519)	(50,769)	(404,948)	(95,896)

Net investment income (loss)	46,049	(56,781)	(3,856)	870,362	(1,635)	63,979	91,647	64,201

Realized gain (loss) on investments	(6,471)	5,575,921	21,471	(1,619,326)	(18,009)	21,849	1,957,974	111,040
Change in unrealized gain (loss) on investments	66,009	12,542,253	36,278	1,682,443	21,544	839,347	771,986	427,259

Net gain (loss) on investments	59,538	18,118,174	57,749	63,117	3,535	861,196	2,729,960	538,299

Reinvested capital gains	-	-	-	-	-	-	2,428,069	203,271

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$105,587	18,061,393	53,893	933,479	1,900	925,175	5,249,676	805,771

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$22,618	524,691	2,685,854	1,326,586	762,616	958,701	602,668	446,820
Mortality and expense risk charges (note 2)	(16,713)	(326,042)	(1,905,631)	(1,026,336)	(520,624)	(1,024,020)	(1,648,751)	(399,640)

Net investment income (loss)	5,905	198,649	780,223	300,250	241,992	(65,319)	(1,046,083)	47,180

Realized gain (loss) on investments	18,196	(61,325)	8,165,942	3,027,340	1,452,592	4,733,625	-	(377,418)
Change in unrealized gain (loss) on investments	108,744	487,154	(949,265)	3,200,207	(222,332)	2,156,862	-	8,190,997

Net gain (loss) on investments	126,940	425,829	7,216,677	6,227,547	1,230,260	6,890,487	-	7,813,579

Reinvested capital gains	48,483	548,190	9,230,220	5,261,836	1,756,067	5,462,719	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$181,328	1,172,668	17,227,120	11,789,633	3,228,319	12,287,887	(1,046,083)	7,860,759

Investment Activity:	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$147,181	8,263	69,358	268	102,707	28,929	-	-
Mortality and expense risk charges (note 2)	(64,887)	(5,664)	(236,394)	(5,126)	(81,723)	(38,881)	(782,873)	(69,031)

Net investment income (loss)	82,294	2,599	(167,036)	(4,858)	20,984	(9,952)	(782,873)	(69,031)

Realized gain (loss) on investments	(72,697)	(2,595)	187,778	8,358	(342,926)	102,080	3,513,855	59,235
Change in unrealized gain (loss) on investments	1,075,682	63,826	4,220,375	49,547	832,381	67,484	10,267,442	955,421

Net gain (loss) on investments	1,002,985	61,231	4,408,153	57,905	489,455	169,564	13,781,297	1,014,656

Reinvested capital gains	-	-	834,495	11,384	373,922	128,522	3,552,942	277,125

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,085,279	63,830	5,075,612	64,431	884,361	288,134	16,551,366	1,222,750

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$674,007	-	-	435,194	2,138	-	-	1,768,848
Mortality and expense risk charges (note 2)	(709,029)	(247,996)	(4,879)	(979,913)	(15,225)	(946,437)	(19,628)	(431,330)

Net investment income (loss)	(35,022)	(247,996)	(4,879)	(544,719)	(13,087)	(946,437)	(19,628)	1,337,518

Realized gain (loss) on investments	2,360,258	(911,821)	(250)	4,650,740	80,736	4,048,173	67,271	470,118
Change in unrealized gain (loss) on investments	1,821,753	5,593,836	56,895	(1,673,900)	(55,501)	1,079,179	(11,090)	103,533

Net gain (loss) on investments	4,182,011	4,682,015	56,645	2,976,840	25,235	5,127,352	56,181	573,651

Reinvested capital gains	3,178,031	169,962	2,226	4,136,307	40,343	5,850,117	74,064	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$7,325,020	4,603,981	53,992	6,568,428	52,491	10,031,032	110,617	1,911,169

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2
Reinvested dividends	$104,520	1,716,736	14,442	53,914	695,389	1,397,548	3,128	27,853
Mortality and expense risk charges (note 2)	(74,930)	(4,009,769)	(111,437)	(29,247)	(261,905)	(753,601)	(2,382)	(9,047)

Net investment income (loss)	29,590	(2,293,033)	(96,995)	24,667	433,484	643,947	746	18,806

Realized gain (loss) on investments	(21,307)	8,087,462	166,429	(39,477)	2,007,135	(5,659,939)	12,211	41,606
Change in unrealized gain (loss) on investments	29,972	69,277,512	1,175,421	486,824	1,105,848	7,468,733	5,228	57,164

Net gain (loss) on investments	8,665	77,364,974	1,341,850	447,347	3,112,983	1,808,794	17,439	98,770

Reinvested capital gains	-	8,711,561	152,715	-	-	1,027,768	3,720	16,313

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$38,255	83,783,502	1,397,570	472,014	3,546,467	3,480,509	21,905	133,889

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB
Reinvested dividends	$4,485	4,816	8,101	820	24,524	327,934	1,678	196,953
Mortality and expense risk charges (note 2)	(8,640)	(3,127)	(4,963)	(719)	(32,951)	(218,298)	(769)	(161,875)

Net investment income (loss)	(4,155)	1,689	3,138	101	(8,427)	109,636	909	35,078

Realized gain (loss) on investments	28,483	498	3,234	2,374	(72,163)	313,370	1,425	(21,655)
Change in unrealized gain (loss) on investments	78,163	22,127	56,368	5,255	311,960	2,727,275	5,596	(47,982)

Net gain (loss) on investments	106,646	22,625	59,602	7,629	239,797	3,040,645	7,021	(69,637)

Reinvested capital gains	11,799	8,509	4,676	433	106,884	508,985	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$114,290	32,823	67,416	8,163	338,254	3,659,266	7,930	(34,559)

Investment Activity:	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS	OVGR	OVGS
Reinvested dividends	$743	-	-	332	42,079	17,273	8,571	944,332
Mortality and expense risk charges (note 2)	(3,870)	(4,344)	(15,036)	(923)	(87,342)	(15,252)	(39,510)	(1,176,303)

Net investment income (loss)	(3,127)	(4,344)	(15,036)	(591)	(45,263)	2,021	(30,939)	(231,971)

Realized gain (loss) on investments	1,645	(1,771)	2,963	507	347,744	38,629	116,815	252,122
Change in unrealized gain (loss) on investments	20,864	54,399	219,941	4,640	677,910	274,826	395,300	30,336,342

Net gain (loss) on investments	22,509	52,628	222,904	5,147	1,025,654	313,455	512,115	30,588,464

Reinvested capital gains	27,153	5,060	24,205	1,553	302,862	-	326,296	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$46,535	53,344	232,073	6,109	1,283,253	315,476	807,472	30,356,493

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$6,389	1,122,173	19,081	77,917	1,052	16,114	93,051	33,333
Mortality and expense risk charges (note 2)	(16,367)	(992,335)	(32,398)	(102,996)	(2,046)	(578,577)	(46,874)	(29,211)

Net investment income (loss)	(9,978)	129,838	(13,317)	(25,079)	(994)	(562,463)	46,177	4,122

Realized gain (loss) on investments	26,598	3,808,715	146,826	(195,720)	7,335	3,508,151	(39,079)	(35,774)
Change in unrealized gain (loss) on investments	234,994	7,583,710	89,662	866,210	4,102	4,368,145	196,906	99,836

Net gain (loss) on investments	261,592	11,392,425	236,488	670,490	11,437	7,876,296	157,827	64,062

Reinvested capital gains	-	1,505,565	31,295	478,300	8,776	5,293,337	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$251,614	13,027,828	254,466	1,123,711	19,219	12,607,170	204,004	68,184

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA
Reinvested dividends	$214,099	25,859	303,254	18,536	24,914	244,717	61,702	15,668
Mortality and expense risk charges (note 2)	(52,316)	(20,666)	(279,033)	(8,618)	(13,666)	(136,741)	(13,586)	(10,109)

Net investment income (loss)	161,783	5,193	24,221	9,918	11,248	107,976	48,116	5,559

Realized gain (loss) on investments	(35,687)	40,457	(192,421)	(65,302)	(20,572)	(80,285)	(4,363)	2,036
Change in unrealized gain (loss) on investments	434,315	125,404	192,535	74,614	55,164	442,249	48,755	4,571

Net gain (loss) on investments	398,628	165,861	114	9,312	34,592	361,964	44,392	6,607

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$560,411	171,054	24,335	19,230	45,840	469,940	92,508	12,166

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	GVGMNS	PVEIB	PVTIGB	ROCMC	RVARS	SBLD	SBLJ	SBLN
Reinvested dividends	$565	-	651	2,678	-	7,332	1,423	9,122
Mortality and expense risk charges (note 2)	(1,897)	-	(414)	(4,603)	(10,093)	(3,025)	(1,647)	(6,498)

Net investment income (loss)	(1,332)	-	237	(1,925)	(10,093)	4,307	(224)	2,624

Realized gain (loss) on investments	1,898	-	6,296	(5,642)	705	29,502	7,430	7,247
Change in unrealized gain (loss) on investments	14,593	1,646	2,282	(18,072)	29,543	1,277	24,070	50,357

Net gain (loss) on investments	16,491	1,646	8,578	(23,714)	30,248	30,779	31,500	57,604

Reinvested capital gains	4,800	-	-	41,958	-	-	-	13,080

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$19,959	1,646	8,815	16,319	20,155	35,086	31,276	73,308

Investment Activity:	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS
Reinvested dividends	$2,488	16,304	2,264	11,131	517	1,170	-	-
Mortality and expense risk charges (note 2)	(2,549)	(3,472)	(6,666)	(18,646)	(824)	(1,262)	(424,210)	(62,131)

Net investment income (loss)	(61)	12,832	(4,402)	(7,515)	(307)	(92)	(424,210)	(62,131)

Realized gain (loss) on investments	9,766	(76)	15,769	132,333	2,706	10,775	1,345,399	275,684
Change in unrealized gain (loss) on investments	4,623	2,117	(16,750)	40,075	12,558	17,171	6,035,577	(501,146)

Net gain (loss) on investments	14,389	2,041	(981)	172,408	15,264	27,946	7,380,976	(225,462)

Reinvested capital gains	16,023	-	20,742	31,476	-	-	1,656,755	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$30,351	14,873	15,359	196,369	14,957	27,854	8,613,521	(287,593)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	VWEM	VWHA	VYDS	WRASP	WRBP	WRBDP	WRCEP	WRDIV
Reinvested dividends	$67,616	-	18,307	1,198,613	694,404	763,193	393,722	168,328
Mortality and expense risk charges (note 2)	(185,202)	(99,244)	(30,796)	(873,529)	(480,508)	(530,203)	(973,656)	(145,594)

Net investment income (loss)	(117,586)	(99,244)	(12,489)	325,084	213,896	232,990	(579,934)	22,734

Realized gain (loss) on investments	388,432	(769,905)	59,810	1,623,814	(600,049)	(155,572)	1,716,182	698,234
Change in unrealized gain (loss) on investments	6,308,252	409,097	517,539	10,360,704	3,332,249	962,402	11,047,915	599,559

Net gain (loss) on investments	6,696,684	(360,808)	577,349	11,984,518	2,732,200	806,830	12,764,097	1,297,793

Reinvested capital gains	-	-	38,154	-	1,228,432	336,491	3,560,616	434,672

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$6,579,098	(460,052)	603,014	12,309,602	4,174,528	1,376,311	15,744,779	1,755,199

Investment Activity:	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP
Reinvested dividends	$27,197	99,954	7,880	248,678	3,415,669	10,842	144,535	80,523
Mortality and expense risk charges (note 2)	(42,340)	(39,303)	(62,484)	(1,105,635)	(676,498)	(242,198)	(112,230)	(57,632)

Net investment income (loss)	(15,143)	60,651	(54,604)	(856,957)	2,739,171	(231,356)	32,305	22,891

Realized gain (loss) on investments	(153,883)	(27,926)	(173,049)	1,803,316	193,572	1,017,710	143,695	3,104
Change in unrealized gain (loss) on investments	(524,299)	78,157	272,362	14,636,699	394,705	3,106,996	1,846,473	(10,717)

Net gain (loss) on investments	(678,182)	50,231	99,313	16,440,015	588,277	4,124,706	1,990,168	(7,613)

Reinvested capital gains	-	-	-	8,852,931	-	578,016	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$(693,325)	110,882	44,709	24,435,989	3,327,448	4,471,366	2,022,473	15,278

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	73,620	95,664	-	-	-	512,779
Mortality and expense risk charges (note 2)	(27,708)	(163,484)	(135,401)	(80,308)	(674,126)	(430,617)	(68,340)	(401,578)

Net investment income (loss)	(27,708)	(163,484)	(61,781)	15,356	(674,126)	(430,617)	(68,340)	111,201

Realized gain (loss) on investments	(115,049)	561,052	-	120,229	5,839,799	216,226	102,545	384,226
Change in unrealized gain (loss) on investments	316,026	2,531,269	-	(729,493)	5,767,357	6,948,633	(55,090)	2,596,614

Net gain (loss) on investments	200,977	3,092,321	-	(609,264)	11,607,156	7,164,859	47,455	2,980,840

Reinvested capital gains	7,181	447,006	705	894,016	5,199,249	962,623	734,024	695,453

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$180,450	3,375,843	(61,076)	300,108	16,132,279	7,696,865	713,139	3,787,494

Investment Activity:	SVOF	WFVSCG	PVGIB
Reinvested dividends	$1,200	-	258
Mortality and expense risk charges (note 2)	(3,006)	(59,613)	(58)

Net investment income (loss)	(1,806)	(59,613)	200

Realized gain (loss) on investments	3,881	(270,372)	2,637
Change in unrealized gain (loss) on investments	13,911	1,310,505	(3,723)

Net gain (loss) on investments	17,792	1,040,133	(1,086)

Reinvested capital gains	14,422	144,621	1,439

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$30,408	1,125,141	553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		HVSIT		ALVGIB		ALVPGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,035,043	15,915,473	(856)	(1,217)	(4,778)	(9,463)	(15,725)	(13,203)
Realized gain (loss) on investments	121,989,021	74,216,894	(16,075)	(107,367)	107,992	123,032	137,849	50,813
Change in unrealized gain (loss) on investments	448,758,282	(125,105,579)	21,651	68,540	(44,097)	(93,323)	55,660	(118,285)
Reinvested capital gains	157,234,281	336,074,588	21,080	51,739	79,379	53,998	46,174	89,535

Net increase (decrease) in Contract Owners’ Equity resulting from operations	735,016,627	301,101,376	25,800	11,695	138,496	74,244	223,958	8,860

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043,846	85,852,196	5,689	7,642	12,703	10,237	184,180	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,330,422)	(1,454,300)	(11,280)	(253,095)	(3,655)	(105,838)	31,649	63,369
Redemptions	(637,630,504)	(652,504,277)	(27,847)	(5,624)	(161,239)	(133,636)	(156,545)	(41,730)
Annuity benefits	(4,513,042)	(4,471,084)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(110,931)	(111,035)	-	-	(1)	-	-	-
Contingent deferred sales charges (note 2)	(406,495)	(439,953)	-	-	-	-	-	-
Adjustments to maintain reserves	11,138	602	(22)	(40)	(42)	(47)	(75)	(21)

Net equity transactions	(555,936,410)	(573,127,851)	(33,460)	(251,117)	(152,234)	(229,284)	59,209	21,618

Net change in Contract Owners’ Equity	179,080,217	(272,026,475)	(7,660)	(239,422)	(13,738)	(155,040)	283,167	30,478
Contract Owners’ Equity beginning of period	4,786,253,952	5,058,280,427	172,988	412,410	881,916	1,036,956	750,695	720,217

Contract Owners’ Equity end of period	$4,965,334,169	4,786,253,952	165,328	172,988	868,178	881,916	1,033,862	750,695

CHANGES IN UNITS:
Beginning units	244,932,958	274,425,473	10,078	26,358	45,576	58,744	39,436	38,097
Units purchased	30,675,485	44,456,919	835	3,311	614	4,033	11,905	6,938
Units redeemed	(55,627,395)	(73,949,434)	(2,631)	(19,591)	(7,485)	(17,201)	(8,890)	(5,599)

Ending units	219,981,048	244,932,958	8,282	10,078	38,705	45,576	42,451	39,436

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	ALVDAB		ALVSVB		ACVIG		ACVIG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,023	(2,913)	(67,092)	(60,237)	678,045	665,297	918	1,173
Realized gain (loss) on investments	11,608	2,885	(233,304)	(330,443)	2,577,924	1,856,276	65,237	34,644
Change in unrealized gain (loss) on investments	46,677	10,080	621,916	1,215,934	5,076,336	2,622,941	15,600	11,565
Reinvested capital gains	-	97	267,874	320,014	1,295,359	1,007,805	14,016	9,450

Net increase (decrease) in Contract Owners’ Equity resulting from operations	61,308	10,149	589,394	1,145,268	9,627,664	6,152,319	95,771	56,832

Equity transactions:
Purchase payments received from contract owners (note 3)	5,450	994	48,656	35,432	314,109	517,240	2,811	15,744
Transfers between subaccounts (including fixed account), net (note 3)	87,987	18,764	(902,603)	812,306	(1,749,560)	(541,923)	(56,610)	64,004
Redemptions	(31,438)	(60,864)	(735,234)	(955,782)	(5,499,886)	(6,230,058)	(61,669)	(47,641)
Annuity benefits	-	-	(35,569)	(31,193)	(23,977)	(26,618)	(579)	(517)
Contract maintenance charges (note 2)	(7)	(7)	(61)	(41)	(970)	(1,086)	-	-
Contingent deferred sales charges (note 2)	-	-	(50)	(387)	(2,795)	(4,182)	-	-
Adjustments to maintain reserves	(52)	(37)	(399)	(238)	(2,113)	(6,117)	175	128

Net equity transactions	61,940	(41,150)	(1,625,260)	(139,903)	(6,965,192)	(6,292,744)	(115,872)	31,718

Net change in Contract Owners’ Equity	123,248	(31,001)	(1,035,866)	1,005,365	2,662,472	(140,425)	(20,101)	88,550
Contract Owners’ Equity beginning of period	434,769	465,770	6,668,450	5,663,085	53,872,855	54,013,280	599,437	510,887

Contract Owners’ Equity end of period	$558,017	434,769	5,632,584	6,668,450	56,535,327	53,872,855	579,336	599,437

CHANGES IN UNITS:
Beginning units	37,760	41,294	283,349	287,044	2,176,556	2,448,116	32,344	30,472
Units purchased	12,879	2,102	28,285	91,480	49,591	104,806	1,666	6,058
Units redeemed	(7,822)	(5,636)	(102,172)	(95,175)	(308,179)	(376,366)	(7,647)	(4,186)

Ending units	42,817	37,760	209,462	283,349	1,917,968	2,176,556	26,363	32,344

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$370,496	196,814	(3,730)	(1,265)	79,972	100,542	(2,606)	(763)
Realized gain (loss) on investments	(724,960)	(514,190)	70,260	58,049	1,279,805	764,815	33,436	23,265
Change in unrealized gain (loss) on investments	990,954	1,010,136	303,809	(159,303)	130,562	1,662,349	18,794	60,025
Reinvested capital gains	-	212,662	-	-	402,236	729,096	14,168	23,921

Net increase (decrease) in Contract Owners’ Equity resulting from operations	636,490	905,422	370,339	(102,519)	1,892,575	3,256,802	63,792	106,448

Equity transactions:
Purchase payments received from contract owners (note 3)	248,685	374,290	31,861	36,370	408,450	251,867	-	-
Transfers between subaccounts (including fixed account), net (note 3)	329,729	783,028	(43,197)	(51,585)	(1,263,640)	3,800,023	-	168,914
Redemptions	(3,902,493)	(2,705,321)	(123,074)	(92,778)	(2,305,399)	(1,860,154)	(21,567)	(15,051)
Annuity benefits	(79,886)	(85,169)	(1,885)	(1,710)	(1,572)	(956)	(35,761)	(29,429)
Contract maintenance charges (note 2)	(250)	(257)	-	-	(307)	(352)	(15)	5
Contingent deferred sales charges (note 2)	(4,540)	(901)	(729)	(545)	(1,236)	(3,299)	-	-
Adjustments to maintain reserves	(365)	(387)	217	(3,896)	(320)	(586)	(121)	(796)

Net equity transactions	(3,409,120)	(1,634,717)	(136,807)	(114,144)	(3,164,024)	2,186,543	(57,464)	123,643

Net change in Contract Owners’ Equity	(2,772,630)	(729,295)	233,532	(216,663)	(1,271,449)	5,443,345	6,328	230,091
Contract Owners’ Equity beginning of period	27,645,881	28,375,176	1,333,940	1,550,603	19,873,066	14,429,721	703,852	473,761

Contract Owners’ Equity end of period	$24,873,251	27,645,881	1,567,472	1,333,940	18,601,617	19,873,066	710,180	703,852

CHANGES IN UNITS:
Beginning units	1,904,346	2,016,925	75,002	82,447	825,875	729,254	-	-
Units purchased	125,457	180,529	4,438	12,960	125,935	288,518	-	-
Units redeemed	(363,043)	(293,108)	(11,512)	(20,405)	(251,691)	(191,897)	-	-

Ending units	1,666,760	1,904,346	67,928	75,002	700,119	825,875	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	ACVU1		ACVV		BRVHY3		BRVTR3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(350)	(295)	11,518	12,241	54,770	37,109	14,442	7,704
Realized gain (loss) on investments	199	108	265,339	126,581	26,244	38,830	223	9,634
Change in unrealized gain (loss) on investments	5,454	(86)	(128,232)	198,526	(4,860)	21,393	10,168	(11,870)
Reinvested capital gains	1,161	827	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,464	554	148,625	337,348	76,154	97,332	24,833	5,468

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	28,553	24,023	23,795	3,727	24,446	5,694
Transfers between subaccounts (including fixed account), net (note 3)	-	-	47,673	2,508	682,483	1,040,228	293,028	965,652
Redemptions	-	-	(285,979)	(196,096)	(188,350)	(243,350)	(325,592)	(143,045)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(12)	(6)	-	(2)
Contingent deferred sales charges (note 2)	-	-	(1,156)	(846)	(50)	(2)	(29)	(396)
Adjustments to maintain reserves	3	(2)	(2,168)	2,729	(65)	(5)	(38)	(63)

Net equity transactions	3	(2)	(213,077)	(167,682)	517,801	800,592	(8,185)	827,840

Net change in Contract Owners’ Equity	6,467	552	(64,452)	169,666	593,955	897,924	16,648	833,308
Contract Owners’ Equity beginning of period	21,612	21,060	2,077,197	1,907,531	1,071,051	173,127	1,282,078	448,770

Contract Owners’ Equity end of period	$28,079	21,612	2,012,745	2,077,197	1,665,006	1,071,051	1,298,726	1,282,078

CHANGES IN UNITS:
Beginning units	1,197	1,197	55,773	61,186	104,058	18,756	128,933	45,761
Units purchased	-	-	6,805	4,460	136,210	286,169	45,492	180,774
Units redeemed	-	-	(12,337)	(9,873)	(87,572)	(200,867)	(46,426)	(97,602)

Ending units	1,197	1,197	50,241	55,773	152,696	104,058	127,999	128,933

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	BRVED3		MLVGA3		CLVHY2		DWVSVS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,759	8,258	39,014	(5,161)	(91)	-	(20,781)	(16,685)
Realized gain (loss) on investments	115,916	9,021	200,881	(1,153,762)	(501)	-	286,053	(121,623)
Change in unrealized gain (loss) on investments	74,948	96,814	3,043,848	2,056,796	1,064	-	(28,169)	709,533
Reinvested capital gains	160,984	54,087	372,293	-	-	-	154,061	160,472

Net increase (decrease) in Contract Owners’ Equity resulting from operations	365,607	168,180	3,656,036	897,873	472	-	391,164	731,697

Equity transactions:
Purchase payments received from contract owners (note 3)	232,347	2,283	401,556	584,909	28,657	-	183,076	6,740
Transfers between subaccounts (including fixed account), net (note 3)	1,063,989	1,548,488	919,488	(2,109,978)	173,000	-	(414,548)	1,948,940
Redemptions	(312,359)	(19,488)	(3,379,019)	(4,183,638)	(3,868)	-	(695,319)	(293,162)
Annuity benefits	-	-	(5,529)	(9,987)	-	-	-	-
Contract maintenance charges (note 2)	(5)	(13)	(233)	(272)	-	-	(22)	(4)
Contingent deferred sales charges (note 2)	-	-	(1,494)	(1,290)	-	-	-	(244)
Adjustments to maintain reserves	(58)	(57)	(450)	(318)	(9)	-	(181)	(75)

Net equity transactions	983,914	1,531,213	(2,065,681)	(5,720,574)	197,780	-	(926,994)	1,662,195

Net change in Contract Owners’ Equity	1,349,521	1,699,393	1,590,355	(4,822,701)	198,252	-	(535,830)	2,393,892
Contract Owners’ Equity beginning of period	1,889,914	190,521	30,835,040	35,657,741	-	-	4,412,102	2,018,210

Contract Owners’ Equity end of period	$3,239,435	1,889,914	32,425,395	30,835,040	198,252	-	3,876,272	4,412,102

CHANGES IN UNITS:
Beginning units	168,473	19,486	1,974,068	2,343,231	-	-	287,945	170,717
Units purchased	164,065	191,454	208,223	294,312	24,548	-	124,565	194,451
Units redeemed	(81,856)	(42,467)	(332,315)	(663,475)	(5,161)	-	(183,519)	(77,223)

Ending units	250,682	168,473	1,849,976	1,974,068	19,387	-	228,991	287,945

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	DVMCSS		DVSCS		DSIF		DSRG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(5,237)	(4,928)	(111,833)	(48,773)	1,852,619	2,646,706	26,764	83,284
Realized gain (loss) on investments	(51,199)	(96,562)	1,517,172	1,134,363	13,292,016	7,868,804	1,653,887	1,547,025
Change in unrealized gain (loss) on investments	254,911	199,793	97,000	1,885,969	34,358,422	8,040,115	773,942	(2,087,254)
Reinvested capital gains	28,553	104,877	1,062,543	1,927,233	7,340,773	10,352,312	2,502,213	3,628,471

Net increase (decrease) in Contract Owners’ Equity resulting from operations	227,028	203,180	2,564,882	4,898,792	56,843,830	28,907,937	4,956,806	3,171,526

Equity transactions:
Purchase payments received from contract owners (note 3)	12,836	191,495	264,887	169,940	3,879,209	2,868,211	431,760	399,154
Transfers between subaccounts (including fixed account), net (note 3)	1,099,402	149,290	(586,029)	588,188	(6,215,816)	(5,168,972)	(564,583)	(692,866)
Redemptions	(152,141)	(117,954)	(2,235,913)	(2,772,801)	(29,199,881)	(29,079,696)	(3,731,820)	(4,104,865)
Annuity benefits	-	-	(38,834)	(35,289)	(172,983)	(182,212)	(3,440)	(3,307)
Contract maintenance charges (note 2)	(7)	(8)	(865)	(914)	(5,099)	(5,572)	(1,730)	(1,890)
Contingent deferred sales charges (note 2)	(40)	(1)	(1,424)	(5,385)	(23,621)	(40,311)	(6,155)	(5,708)
Adjustments to maintain reserves	(61)	(72)	(1,562)	(7,681)	2,960	7,893	(238)	(2,773)

Net equity transactions	959,989	222,750	(2,599,740)	(2,063,942)	(31,735,231)	(31,600,659)	(3,876,206)	(4,412,255)

Net change in Contract Owners’ Equity	1,187,017	425,930	(34,858)	2,834,850	25,108,599	(2,692,722)	1,080,600	(1,240,729)
Contract Owners’ Equity beginning of period	1,700,367	1,274,437	25,120,731	22,285,881	295,635,740	298,328,462	36,617,278	37,858,007

Contract Owners’ Equity end of period	$2,887,384	1,700,367	25,085,873	25,120,731	320,744,339	295,635,740	37,697,878	36,617,278

CHANGES IN UNITS:
Beginning units	142,240	121,436	809,818	892,477	11,452,165	12,769,592	1,793,904	2,024,544
Units purchased	100,460	69,403	75,426	96,749	269,763	367,328	26,135	36,157
Units redeemed	(30,591)	(48,599)	(158,275)	(179,408)	(1,386,013)	(1,684,755)	(201,291)	(266,797)

Ending units	212,109	142,240	726,969	809,818	10,335,915	11,452,165	1,618,748	1,793,904

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	DSRGS		DCAP		DCAPS		DSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(566)	(476)	120,344	253,130	(6,689)	(4,664)	(216)	(336)
Realized gain (loss) on investments	10,653	413	1,495,670	2,977,738	29,704	29,988	5,300	88
Change in unrealized gain (loss) on investments	(6,053)	(1,049)	3,295,184	(7,313,692)	43,676	(105,819)	(385)	2,515
Reinvested capital gains	4,852	6,331	6,352,063	7,138,708	101,684	123,646	202	2,140

Net increase (decrease) in Contract Owners’ Equity resulting from operations	8,886	5,219	11,263,261	3,055,884	168,375	43,151	4,901	4,407

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	425,658	479,241	-	7,253	1,081	1,080
Transfers between subaccounts (including fixed account), net (note 3)	(46)	83	324,046	(2,007,967)	(16,387)	(1,564)	-	-
Redemptions	(40,339)	(388)	(5,314,140)	(5,930,797)	(156,171)	(143,341)	(17,704)	-
Annuity benefits	-	-	(52,432)	(45,647)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(710)	(787)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(3,666)	(3,649)	-	-	-	-
Adjustments to maintain reserves	(23)	4	-	360	(78)	(17)	10	(12)

Net equity transactions	(40,408)	(301)	(4,621,244)	(7,509,246)	(172,636)	(137,669)	(16,613)	1,068

Net change in Contract Owners’ Equity	(31,522)	4,918	6,642,017	(4,453,362)	(4,261)	(94,518)	(11,712)	5,475
Contract Owners’ Equity beginning of period	68,888	63,970	46,109,213	50,562,575	764,805	859,323	32,470	26,995

Contract Owners’ Equity end of period	$37,366	68,888	52,751,230	46,109,213	760,544	764,805	20,758	32,470

CHANGES IN UNITS:
Beginning units	4,024	4,042	1,911,699	2,239,783	45,726	54,230	1,714	1,648
Units purchased	-	5	101,446	39,371	-	649	51	66
Units redeemed	(2,009)	(23)	(277,025)	(367,455)	(9,024)	(9,153)	(901)	-

Ending units	2,015	4,024	1,736,120	1,911,699	36,702	45,726	864	1,714

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	DVIV		ETVFR		FCA2S		FHIBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10	17	208,777	126,945	(665)	(704)	55,009	54,484
Realized gain (loss) on investments	6	-	109,999	(133,413)	(11,345)	(6,036)	4,134	(23,659)
Change in unrealized gain (loss) on investments	475	(61)	(100,429)	343,132	23,768	(5,993)	(6,625)	106,555
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	491	(44)	218,347	336,664	11,758	(12,733)	52,518	137,380

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	117,302	18,001	675	711	4,234	20,799
Transfers between subaccounts (including fixed account), net (note 3)	-	-	880,442	6,555,816	(26,638)	2,273	43,468	14,476
Redemptions	-	-	(840,867)	(905,074)	(29,963)	(23,856)	(182,549)	(523,196)
Annuity benefits	-	-	-	-	-	-	(218)	(206)
Contract maintenance charges (note 2)	-	-	(12)	(4)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(5)	(172)	-	-	-	(8)
Adjustments to maintain reserves	(7)	(3)	1,635	(54)	(15)	(30)	37	25

Net equity transactions	(7)	(3)	158,495	5,668,513	(55,941)	(20,902)	(135,028)	(488,110)

Net change in Contract Owners’ Equity	484	(47)	376,842	6,005,177	(44,183)	(33,635)	(82,510)	(350,730)
Contract Owners’ Equity beginning of period	1,787	1,834	9,215,513	3,210,336	171,926	205,561	1,170,382	1,521,112

Contract Owners’ Equity end of period	$2,271	1,787	9,592,355	9,215,513	127,743	171,926	1,087,872	1,170,382

CHANGES IN UNITS:
Beginning units	122	122	881,011	330,934	16,860	18,951	53,752	79,104
Units purchased	-	-	214,418	1,530,904	97	290	2,339	3,071
Units redeemed	-	-	(198,576)	(980,827)	(5,434)	(2,381)	(8,169)	(28,423)

Ending units	122	122	896,853	881,011	11,523	16,860	47,922	53,752

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FQB		FQBS		FVSS2		FB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,324,015	1,727,513	27,692	36,853	(2,335)	(3,155)	8,003	7,461
Realized gain (loss) on investments	988,142	169,896	(3,440)	11,948	22,635	52,693	26,233	7,038
Change in unrealized gain (loss) on investments	(565,817)	(8,096)	19,749	(4,675)	(43,823)	(33,891)	143,246	(4,886)
Reinvested capital gains	-	-	-	-	68,475	-	37,696	371

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,746,340	1,889,313	44,001	44,126	44,952	15,647	215,178	9,984

Equity transactions:
Purchase payments received from contract owners (note 3)	757,878	726,928	47,331	2,261	1,665	1,699	34,808	342
Transfers between subaccounts (including fixed account), net (note 3)	755,867	(1,421,070)	(170,480)	(8,945)	16,040	(70,524)	1,421,115	937,805
Redemptions	(7,012,698)	(8,004,900)	(303,241)	(374,391)	(56,348)	(18,667)	(207,102)	(67,973)
Annuity benefits	(57,485)	(60,845)	(894)	(910)	-	-	-	-
Contract maintenance charges (note 2)	(613)	(756)	-	-	-	-	(13)	-
Contingent deferred sales charges (note 2)	(2,232)	(1,998)	-	(19)	-	-	-	-
Adjustments to maintain reserves	459	(675)	147	107	(42)	(19)	(29)	(23)

Net equity transactions	(5,558,824)	(8,763,316)	(427,137)	(381,897)	(38,685)	(87,511)	1,248,779	870,151

Net change in Contract Owners’ Equity	(3,812,484)	(6,874,003)	(383,136)	(337,771)	6,267	(71,864)	1,463,957	880,135
Contract Owners’ Equity beginning of period	63,136,489	70,010,492	2,316,237	2,654,008	278,654	350,518	880,135	-

Contract Owners’ Equity end of period	$59,324,005	63,136,489	1,933,101	2,316,237	284,921	278,654	2,344,092	880,135

CHANGES IN UNITS:
Beginning units	3,339,797	3,802,568	164,285	191,517	13,418	17,974	84,218	-
Units purchased	201,689	193,451	8,609	4,037	819	332	147,047	104,941
Units redeemed	(488,624)	(656,222)	(39,084)	(31,269)	(2,503)	(4,888)	(36,105)	(20,723)

Ending units	3,052,862	3,339,797	133,810	164,285	11,734	13,418	195,160	84,218

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FCS		FNRS2		FEIS		FEI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(29,177)	(49,744)	20,090	(66,151)	846,371	1,905,308	(12,558)	7,878
Realized gain (loss) on investments	352,116	180,126	(888,042)	(401,297)	(1,684,241)	(6,282,193)	211,330	(31,549)
Change in unrealized gain (loss) on investments	1,446,179	(363,133)	130,319	3,652,000	16,990,913	20,507,687	87,335	279,576
Reinvested capital gains	710,724	1,023,251	5,084	-	3,842,678	11,810,679	77,103	249,871

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,479,842	790,500	(732,549)	3,184,552	19,995,721	27,941,481	363,210	505,776

Equity transactions:
Purchase payments received from contract owners (note 3)	183,780	210,951	280,849	277,273	2,324,011	1,717,949	1,243	5,239
Transfers between subaccounts (including fixed account), net (note 3)	(241,476)	(355,555)	(2,806,055)	2,944,013	(3,992,124)	(4,425,930)	(1,254)	(116,399)
Redemptions	(1,223,800)	(1,220,674)	(1,153,816)	(1,274,476)	(22,592,283)	(20,643,682)	(424,440)	(621,778)
Annuity benefits	-	-	(15,659)	(15,742)	(168,426)	(171,221)	(342)	(282)
Contract maintenance charges (note 2)	(15)	(15)	(507)	(553)	(2,290)	(2,619)	-	-
Contingent deferred sales charges (note 2)	(7,882)	(6,257)	(1,340)	(1,370)	(10,484)	(8,446)	-	(24)
Adjustments to maintain reserves	(5,040)	6,767	(68)	(634)	12,925	9,555	(17)	(96)

Net equity transactions	(1,294,433)	(1,364,783)	(3,696,596)	1,928,511	(24,428,671)	(23,524,394)	(424,810)	(733,340)

Net change in Contract Owners’ Equity	1,185,409	(574,283)	(4,429,145)	5,113,063	(4,432,950)	4,417,087	(61,600)	(227,564)
Contract Owners’ Equity beginning of period	12,648,177	13,222,460	14,578,879	9,465,816	187,456,652	183,039,565	3,642,018	3,869,582

Contract Owners’ Equity end of period	$13,833,586	12,648,177	10,149,734	14,578,879	183,023,702	187,456,652	3,580,418	3,642,018

CHANGES IN UNITS:
Beginning units	351,906	392,729	1,298,045	1,108,475	7,244,248	8,247,677	197,716	242,717
Units purchased	6,496	21,440	152,624	554,807	209,946	259,176	4,143	5,224
Units redeemed	(38,673)	(62,263)	(510,808)	(365,237)	(1,117,646)	(1,262,605)	(26,372)	(50,225)

Ending units	319,729	351,906	939,861	1,298,045	6,336,548	7,244,248	175,487	197,716

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FF10S		FF10S2		FF20S		FF20S2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$25,782	19,249	(302)	(311)	49,300	40,986	(802)	(752)
Realized gain (loss) on investments	208,706	283,638	1,952	1,461	197,492	270,469	6,410	4,742
Change in unrealized gain (loss) on investments	502,081	(143,109)	1,422	(861)	1,149,910	(144,811)	7,000	(3,351)
Reinvested capital gains	162,521	190,712	800	1,026	343,516	365,903	3,384	3,859

Net increase (decrease) in Contract Owners’ Equity resulting from operations	899,090	350,490	3,872	1,315	1,740,218	532,547	15,992	4,498

Equity transactions:
Purchase payments received from contract owners (note 3)	20,676	58,077	-	-	195,465	190,638	-	-
Transfers between subaccounts (including fixed account), net (note 3)	549,441	763,803	-	-	888,177	518,832	-	-
Redemptions	(1,125,787)	(1,316,860)	(4,597)	(1,182)	(940,737)	(1,242,075)	(4,158)	(1,389)
Annuity benefits	-	-	(3,162)	(5,272)	-	-	(8,287)	(8,616)
Contract maintenance charges (note 2)	(32)	(51)	35	-	(583)	(690)	(2)	1
Contingent deferred sales charges (note 2)	(2,015)	(6,546)	-	-	(3,899)	(5,735)	-	-
Adjustments to maintain reserves	(170)	(104)	(7)	(35)	(196)	(146)	3	-

Net equity transactions	(557,887)	(501,681)	(7,731)	(6,489)	138,227	(539,176)	(12,444)	(10,004)

Net change in Contract Owners’ Equity	341,203	(151,191)	(3,859)	(5,174)	1,878,445	(6,629)	3,548	(5,506)
Contract Owners’ Equity beginning of period	7,956,657	8,107,848	39,452	44,626	11,582,731	11,589,360	118,040	123,546

Contract Owners’ Equity end of period	$8,297,860	7,956,657	35,593	39,452	13,461,176	11,582,731	121,588	118,040

CHANGES IN UNITS:
Beginning units	537,118	569,772	-	-	781,626	820,828	-	-
Units purchased	51,569	87,653	-	-	91,462	117,663	-	-
Units redeemed	(87,432)	(120,307)	-	-	(84,626)	(156,865)	-	-

Ending units	501,255	537,118	-	-	788,462	781,626	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FF30S		FF30S2		FGI2		FGOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,496	14,970	(1,276)	(1,031)	123	5,599	(9,226)	(8,655)
Realized gain (loss) on investments	314,979	178,620	12,583	6,186	30,683	3,670	58,835	89,072
Change in unrealized gain (loss) on investments	722,970	(86,342)	24,349	(3,692)	37,392	1,255	102,076	(116,723)
Reinvested capital gains	267,118	284,862	9,547	10,572	12,954	-	135,110	21,377

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,324,563	392,110	45,203	12,035	81,152	10,524	286,795	(14,929)

Equity transactions:
Purchase payments received from contract owners (note 3)	267,341	222,633	-	-	43,315	16	19,252	16,538
Transfers between subaccounts (including fixed account), net (note 3)	884,126	141,224	(2,042)	-	205,362	409,575	(28,810)	(89,488)
Redemptions	(1,772,847)	(813,251)	(24,111)	(19,309)	(114,797)	(6,909)	(119,430)	(110,089)
Annuity benefits	(2,087)	(1,915)	(11,224)	(10,313)	-	-	-	-
Contract maintenance charges (note 2)	(1,178)	(1,226)	(6)	2	(4)	-	-	-
Contingent deferred sales charges (note 2)	(5,809)	(1,602)	-	-	(306)	-	(382)	(363)
Adjustments to maintain reserves	(205)	(167)	(316)	(177)	(63)	13	101	(79)

Net equity transactions	(630,659)	(454,304)	(37,699)	(29,797)	133,507	402,695	(129,269)	(183,481)

Net change in Contract Owners’ Equity	693,904	(62,194)	7,504	(17,762)	214,659	413,219	157,526	(198,410)
Contract Owners’ Equity beginning of period	6,993,560	7,055,754	254,391	272,153	413,219	-	926,496	1,124,906

Contract Owners’ Equity end of period	$7,687,464	6,993,560	261,895	254,391	627,878	413,219	1,084,022	926,496

CHANGES IN UNITS:
Beginning units	462,711	491,009	-	-	36,647	-	50,374	60,656
Units purchased	90,265	64,259	-	-	48,369	52,023	2,138	8,156
Units redeemed	(127,706)	(92,557)	-	-	(36,783)	(15,376)	(8,167)	(18,438)

Ending units	425,270	462,711	-	-	48,233	36,647	44,345	50,374

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FGS		FG2		FHIS		FIGBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,579,506)	(1,651,675)	(38,271)	(38,060)	1,695,143	2,312,929	385,424	394,497
Realized gain (loss) on investments	11,880,465	14,348,724	182,951	142,392	3,150,314	(3,123,551)	(16,051)	(166,136)
Change in unrealized gain (loss) on investments	24,384,362	(29,661,844)	298,970	(361,838)	(1,548,065)	9,619,400	456,810	895,839
Reinvested capital gains	11,762,572	15,409,812	162,200	215,090	-	-	151,394	16,974

Net increase (decrease) in Contract Owners’ Equity resulting from operations	46,447,893	(1,554,983)	605,850	(42,416)	3,297,392	8,808,778	977,577	1,141,174

Equity transactions:
Purchase payments received from contract owners (note 3)	2,283,095	1,614,135	892	5,252	664,503	445,790	511,561	278,872
Transfers between subaccounts (including fixed account), net (note 3)	(227,622)	(10,055,493)	79,384	(192,115)	(12,993,885)	6,712,634	895,053	2,143,198
Redemptions	(19,450,022)	(17,104,947)	(281,780)	(239,029)	(6,449,401)	(5,537,554)	(3,846,608)	(4,607,502)
Annuity benefits	(70,759)	(68,533)	(291)	(273)	(35,521)	(33,780)	(67,462)	(74,695)
Contract maintenance charges (note 2)	(4,419)	(4,765)	-	-	(408)	(473)	(671)	(894)
Contingent deferred sales charges (note 2)	(9,008)	(12,320)	-	(34)	(1,631)	(4,195)	(2,965)	(987)
Adjustments to maintain reserves	2,779	3,125	(79)	(76)	3,734	2,268	(1,919)	1,094

Net equity transactions	(17,475,956)	(25,628,798)	(201,874)	(426,275)	(18,812,609)	1,584,690	(2,513,011)	(2,260,914)

Net change in Contract Owners’ Equity	28,971,937	(27,183,781)	403,976	(468,691)	(15,515,217)	10,393,468	(1,535,434)	(1,119,740)
Contract Owners’ Equity beginning of period	143,969,657	171,153,438	1,954,426	2,423,117	59,353,095	48,959,627	34,030,964	35,150,704

Contract Owners’ Equity end of period	$172,941,594	143,969,657	2,358,402	1,954,426	43,837,878	59,353,095	32,495,530	34,030,964

CHANGES IN UNITS:
Beginning units	6,033,833	7,150,108	112,937	137,756	3,382,223	3,163,780	2,213,017	2,361,146
Units purchased	329,265	315,754	8,301	4,457	1,082,153	2,226,220	174,873	344,246
Units redeemed	(932,966)	(1,432,029)	(18,559)	(29,276)	(2,102,054)	(2,007,777)	(334,489)	(492,375)

Ending units	5,430,132	6,033,833	102,679	112,937	2,362,322	3,382,223	2,053,401	2,213,017

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FMCS		FMC2		FOS		FO2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(124,914)	(176,956)	(59,654)	(69,223)	57,206	57,537	(8,591)	(9,328)
Realized gain (loss) on investments	376,596	(313,057)	186,874	198,552	1,210,512	(637,667)	12,468	(43,657)
Change in unrealized gain (loss) on investments	3,023,665	1,314,383	397,650	(38,585)	5,786,003	(1,400,403)	305,004	(54,863)
Reinvested capital gains	1,164,911	1,619,548	206,585	298,622	26,148	47,212	1,126	2,139

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,440,258	2,443,918	731,455	389,366	7,079,869	(1,933,321)	310,007	(105,709)

Equity transactions:
Purchase payments received from contract owners (note 3)	305,160	298,254	8,966	73,427	259,074	260,077	8,468	9,802
Transfers between subaccounts (including fixed account), net (note 3)	(58,698)	(2,027,959)	(5,115)	(290,272)	(1,012,038)	(741,656)	(15,746)	(85,726)
Redemptions	(3,178,247)	(3,363,806)	(474,797)	(702,208)	(2,892,213)	(3,285,688)	(238,958)	(242,782)
Annuity benefits	(1,064)	(469)	(85,493)	(79,266)	(47,144)	(44,327)	(444)	(429)
Contract maintenance charges (note 2)	(586)	(657)	12	(241)	(461)	(536)	-	-
Contingent deferred sales charges (note 2)	(3,313)	(3,466)	-	(53)	(1,600)	(2,316)	-	(48)
Adjustments to maintain reserves	174	(336)	65	121	(98)	(231)	(8)	(30)

Net equity transactions	(2,936,574)	(5,098,439)	(556,362)	(998,492)	(3,694,480)	(3,814,677)	(246,688)	(319,213)

Net change in Contract Owners’ Equity	1,503,684	(2,654,521)	175,093	(609,126)	3,385,389	(5,747,998)	63,319	(424,922)
Contract Owners’ Equity beginning of period	24,565,849	27,220,370	4,271,508	4,880,634	26,529,574	32,277,572	1,179,230	1,604,152

Contract Owners’ Equity end of period	$26,069,533	24,565,849	4,446,601	4,271,508	29,914,963	26,529,574	1,242,549	1,179,230

CHANGES IN UNITS:
Beginning units	1,351,989	1,661,426	102,792	133,175	1,555,550	1,774,756	135,568	171,574
Units purchased	77,960	72,354	1,830	5,512	101,368	55,690	2,287	3,178
Units redeemed	(228,413)	(381,791)	(15,425)	(35,895)	(292,574)	(274,896)	(25,947)	(39,184)

Ending units	1,201,536	1,351,989	89,197	102,792	1,364,344	1,555,550	111,908	135,568

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FVSS		FRESS2		FTVIS2		FTVRD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,843	(12,874)	1,814	-	1,319,433	1,493,057	485	(406)
Realized gain (loss) on investments	479,135	713,387	953	-	920,384	(243,107)	32,427	17,016
Change in unrealized gain (loss) on investments	(1,164,339)	(37,633)	1,239	-	1,318,456	3,572,992	55,740	(6,619)
Reinvested capital gains	2,069,747	-	-	-	-	-	23,299	73,753

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,405,386	662,880	4,006	-	3,558,273	4,822,942	111,951	83,744

Equity transactions:
Purchase payments received from contract owners (note 3)	39,430	33,996	285	-	337,762	407,116	-	(145)
Transfers between subaccounts (including fixed account), net (note 3)	(158,079)	(481,283)	260,831	-	(4,129,067)	1,174,785	(4,704)	(11,266)
Redemptions	(949,025)	(960,874)	(37,562)	-	(3,592,962)	(3,728,532)	(21,456)	(19,697)
Annuity benefits	(13,104)	(13,660)	-	-	(37,526)	(40,224)	(45,651)	(42,343)
Contract maintenance charges (note 2)	(297)	(340)	-	-	(388)	(406)	(315)	(97)
Contingent deferred sales charges (note 2)	(2,502)	(841)	-	-	(1,873)	(2,120)	-	-
Adjustments to maintain reserves	(377)	(397)	9	-	(614)	(690)	(7)	91

Net equity transactions	(1,083,954)	(1,423,399)	223,563	-	(7,424,668)	(2,190,071)	(72,133)	(73,457)

Net change in Contract Owners’ Equity	321,432	(760,519)	227,569	-	(3,866,395)	2,632,871	39,818	10,287
Contract Owners’ Equity beginning of period	8,322,537	9,083,056	-	-	44,565,927	41,933,056	632,215	621,928

Contract Owners’ Equity end of period	$8,643,969	8,322,537	227,569	-	40,699,532	44,565,927	672,033	632,215

CHANGES IN UNITS:
Beginning units	341,226	403,370	-	-	2,722,160	2,883,076	-	-
Units purchased	15,365	18,252	26,052	-	159,188	453,656	-	-
Units redeemed	(56,137)	(80,396)	(3,783)	-	(589,117)	(614,572)	-	-

Ending units	300,454	341,226	22,269	-	2,292,231	2,722,160	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FTVSV2		FTVDM2		TIF2		FTVGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(59,590)	(28,964)	(13,333)	(10,842)	71,767	41,679	(261,611)	(282,758)
Realized gain (loss) on investments	(13,411)	354,188	(206,554)	(499,025)	(197,105)	(495,019)	(448,747)	(1,562,852)
Change in unrealized gain (loss) on investments	228,507	661,938	1,820,233	947,619	825,775	620,101	837,457	2,075,580
Reinvested capital gains	680,946	1,411,466	-	-	-	84,512	77,306	22,178

Net increase (decrease) in Contract Owners’ Equity resulting from operations	836,452	2,398,628	1,600,346	437,752	700,437	251,273	204,405	252,148

Equity transactions:
Purchase payments received from contract owners (note 3)	94,660	130,478	19,563	97,872	26,654	61,261	143,351	224,895
Transfers between subaccounts (including fixed account), net (note 3)	(1,124,938)	497,155	2,916,842	(12,252)	247,528	(361,257)	901,384	(2,142,248)
Redemptions	(1,120,444)	(1,198,410)	(578,585)	(376,005)	(628,822)	(569,939)	(2,385,413)	(3,956,286)
Annuity benefits	(25,623)	(23,483)	(11,236)	(9,556)	(9,068)	(9,097)	(5,789)	(8,294)
Contract maintenance charges (note 2)	(308)	(362)	(122)	(122)	(53)	(81)	(195)	(248)
Contingent deferred sales charges (note 2)	(717)	(1,831)	(2,542)	(350)	(83)	(517)	(1,019)	(1,600)
Adjustments to maintain reserves	(434)	(359)	(355)	(215)	(208)	(144)	(297)	(545)

Net equity transactions	(2,177,804)	(596,812)	2,343,565	(300,628)	(364,052)	(879,774)	(1,347,978)	(5,884,326)

Net change in Contract Owners’ Equity	(1,341,352)	1,801,816	3,943,911	137,124	336,385	(628,501)	(1,143,573)	(5,632,178)
Contract Owners’ Equity beginning of period	10,944,133	9,142,317	3,220,576	3,083,452	4,727,225	5,355,726	24,137,371	29,769,549

Contract Owners’ Equity end of period	$9,602,781	10,944,133	7,164,487	3,220,576	5,063,610	4,727,225	22,993,798	24,137,371

CHANGES IN UNITS:
Beginning units	564,644	607,028	360,161	399,911	533,157	642,770	2,488,411	3,125,167
Units purchased	38,071	142,206	451,212	106,808	69,089	72,422	273,755	209,400
Units redeemed	(157,979)	(184,590)	(224,964)	(146,558)	(107,269)	(182,035)	(409,695)	(846,156)

Ending units	444,736	564,644	586,409	360,161	494,977	533,157	2,352,471	2,488,411

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FTVFA2		ACEG2		ACC2		ACEG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$102,559	163,731	(37,708)	(30,467)	4,376	(20,017)	(337)	(248)
Realized gain (loss) on investments	24,353	(218,049)	80,751	54,165	169,381	304,225	662	331
Change in unrealized gain (loss) on investments	199,064	532,263	233,420	(208,166)	173,557	(80,528)	4,157	(1,806)
Reinvested capital gains	262,797	197,878	210,968	156,437	142,628	249,848	1,990	1,953

Net increase (decrease) in Contract Owners’ Equity resulting from operations	588,773	675,823	487,431	(28,031)	489,942	453,528	6,472	230

Equity transactions:
Purchase payments received from contract owners (note 3)	202,109	138,569	4,319	3,409	1,200	47,238	27,277	594
Transfers between subaccounts (including fixed account), net (note 3)	(809,357)	(346,456)	664,147	(250,485)	11,757	(242,721)	(1,226)	102
Redemptions	(1,008,008)	(512,860)	(213,217)	(315,961)	(341,319)	(588,597)	(72)	(894)
Annuity benefits	(1,825)	(2,130)	(252)	(695)	(7,714)	(6,667)	-	-
Contract maintenance charges (note 2)	(112)	(115)	(38)	(16)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,768)	(48)	(211)	-	-	-	-	-
Adjustments to maintain reserves	(117)	(151)	(98)	(108)	(45)	36	(13)	(9)

Net equity transactions	(1,619,078)	(723,191)	454,650	(563,856)	(336,121)	(790,711)	25,966	(207)

Net change in Contract Owners’ Equity	(1,030,305)	(47,368)	942,081	(591,887)	153,821	(337,183)	32,438	23
Contract Owners’ Equity beginning of period	6,285,104	6,332,472	1,666,088	2,257,975	3,400,572	3,737,755	22,051	22,028

Contract Owners’ Equity end of period	$5,254,799	6,285,104	2,608,169	1,666,088	3,554,393	3,400,572	54,489	22,051

CHANGES IN UNITS:
Beginning units	471,272	530,907	101,117	140,003	165,817	209,478	1,464	1,478
Units purchased	46,333	63,277	60,625	14,875	2,589	3,015	1,492	48
Units redeemed	(161,027)	(122,912)	(31,612)	(53,761)	(18,475)	(46,676)	(74)	(62)

Ending units	356,578	471,272	130,130	101,117	149,931	165,817	2,882	1,464

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	AVGI		AVCE2		IVKEI1		IVHS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7)	(14)	(5,443)	(7,012)	3,400	2,068	(2,399)	(3,814)
Realized gain (loss) on investments	-	(13)	43,596	14,019	1,469	971	(6,873)	14,963
Change in unrealized gain (loss) on investments	185	62	(13,599)	(3,958)	21,500	22,705	38,692	(114,288)
Reinvested capital gains	162	190	25,167	34,465	8,338	8,691	15,202	49,238

Net increase (decrease) in Contract Owners’ Equity resulting from operations	340	225	49,721	37,514	34,707	34,435	44,622	(53,901)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	12,556	510	484	9,606	13,115
Transfers between subaccounts (including fixed account), net (note 3)	-	-	147	9,416	150,940	31,755	(51,501)	(10,800)
Redemptions	-	(246)	(109,941)	(32,676)	(5,222)	(3,390)	(26,195)	(62,758)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(226)	(313)
Adjustments to maintain reserves	(4)	1	(17)	(26)	(29)	(12)	(84)	96

Net equity transactions	(4)	(245)	(109,811)	(10,730)	146,199	28,837	(68,400)	(60,660)

Net change in Contract Owners’ Equity	336	(20)	(60,090)	26,784	180,906	63,272	(23,778)	(114,561)
Contract Owners’ Equity beginning of period	2,886	2,906	511,945	485,161	298,616	235,344	318,961	433,522

Contract Owners’ Equity end of period	$3,222	2,886	451,855	511,945	479,522	298,616	295,183	318,961

CHANGES IN UNITS:
Beginning units	144	157	33,768	34,516	20,133	18,079	16,171	19,240
Units purchased	-	-	8	1,462	9,649	2,316	671	1,857
Units redeemed	-	(13)	(6,751)	(2,210)	(358)	(262)	(3,772)	(4,926)

Ending units	144	144	27,025	33,768	29,424	20,133	13,070	16,171

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	IVRE		IVMCC2		IVKMG2		JPMMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,056	1,206	(3,540)	(4,112)	(13,881)	(13,043)	(60,409)	(47,997)
Realized gain (loss) on investments	4,623	4,221	486	(1,681)	(30,084)	(59,654)	1,233,664	985,791
Change in unrealized gain (loss) on investments	12,835	(8,564)	49,810	22,914	161,831	(46,766)	229,826	445,897
Reinvested capital gains	3,333	4,546	9,730	25,398	73,542	91,177	890,673	975,416

Net increase (decrease) in Contract Owners’ Equity resulting from operations	24,847	1,409	56,486	42,519	191,408	(28,286)	2,293,754	2,359,107

Equity transactions:
Purchase payments received from contract owners (note 3)	8,512	6,265	-	-	73,978	13,326	307,965	191,754
Transfers between subaccounts (including fixed account), net (note 3)	7,014	2,793	11,614	39,153	205,954	(450,821)	(202,202)	536,094
Redemptions	(48,372)	(23,151)	(17,673)	(2,413)	(88,541)	(86,761)	(3,162,964)	(2,067,752)
Annuity benefits	-	-	-	-	(4,985)	(6,232)	(1,988)	(1,797)
Contract maintenance charges (note 2)	-	-	(4)	(3)	(24)	(21)	(281)	(347)
Contingent deferred sales charges (note 2)	(119)	(58)	-	-	-	(29)	(3,675)	(1,630)
Adjustments to maintain reserves	13	(26)	(21)	(5)	47	36	(456)	(279)

Net equity transactions	(32,952)	(14,177)	(6,084)	36,732	186,429	(530,502)	(3,063,601)	(1,343,957)

Net change in Contract Owners’ Equity	(8,105)	(12,768)	50,402	79,251	377,837	(558,788)	(769,847)	1,015,150
Contract Owners’ Equity beginning of period	225,224	237,992	422,158	342,907	880,238	1,439,026	19,754,012	18,738,862

Contract Owners’ Equity end of period	$217,119	225,224	472,560	422,158	1,258,075	880,238	18,984,165	19,754,012

CHANGES IN UNITS:
Beginning units	17,134	18,254	30,540	27,780	57,671	94,924	694,073	746,110
Units purchased	1,287	2,108	3,676	4,035	23,691	19,686	41,306	105,801
Units redeemed	(3,653)	(3,228)	(4,067)	(1,275)	(10,623)	(56,939)	(142,877)	(157,838)

Ending units	14,768	17,134	30,149	30,540	70,739	57,671	592,502	694,073

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	JABS		JAFBS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$96	496	28,372	31,796	(966,775)	(212,575)	(230,083)	(273,878)
Realized gain (loss) on investments	1,755	906	1,276	(2,639)	1,478,256	(662,343)	2,433,827	1,374,660
Change in unrealized gain (loss) on investments	9,797	(391)	9,025	(22,519)	15,895,888	(9,747,128)	7,637,750	1,007,770
Reinvested capital gains	149	1,025	-	-	4,796,112	11,027,745	1,978,603	976,410

Net increase (decrease) in Contract Owners’ Equity resulting from operations	11,797	2,036	38,673	6,638	21,203,481	405,699	11,820,097	3,084,962

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,710	10,910	1,040,907	906,083	386,541	394,985
Transfers between subaccounts (including fixed account), net (note 3)	-	-	385,535	1,066,332	(639,156)	(5,435,673)	3,189,085	(1,219,145)
Redemptions	(5,626)	(4,895)	(164,533)	(137,026)	(11,228,273)	(10,402,826)	(3,800,546)	(3,325,273)
Annuity benefits	(529)	(489)	-	-	(62,095)	(57,395)	(6,442)	(4,334)
Contract maintenance charges (note 2)	(1)	1	(14)	(14)	(1,411)	(1,544)	(612)	(595)
Contingent deferred sales charges (note 2)	-	-	(908)	(398)	(6,669)	(8,846)	(5,842)	(4,125)
Adjustments to maintain reserves	1	1	(75)	(46)	925	(73)	(1,315)	(550)

Net equity transactions	(6,155)	(5,382)	226,715	939,758	(10,895,772)	(15,000,274)	(239,131)	(4,159,037)

Net change in Contract Owners’ Equity	5,642	(3,346)	265,388	946,396	10,307,709	(14,594,575)	11,580,966	(1,074,075)
Contract Owners’ Equity beginning of period	73,450	76,796	1,831,025	884,629	77,898,305	92,492,880	27,107,699	28,181,774

Contract Owners’ Equity end of period	$79,092	73,450	2,096,413	1,831,025	88,206,014	77,898,305	38,688,665	27,107,699

CHANGES IN UNITS:
Beginning units	-	-	184,707	90,278	4,485,820	5,373,132	2,960,362	3,468,814
Units purchased	-	-	78,477	205,615	292,696	270,400	652,854	380,721
Units redeemed	-	-	(56,224)	(111,186)	(828,308)	(1,157,712)	(664,655)	(889,173)

Ending units	-	-	206,960	184,707	3,950,208	4,485,820	2,948,561	2,960,362

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	JAIGS		LZREMS		LOVTRC		M2IGSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$217,429	1,696,044	27,446	6,130	6,486	6,930	(1,529)	(1,463)
Realized gain (loss) on investments	(3,881,036)	(4,815,988)	466,363	(153,601)	(4,757)	(17)	(526)	(1,854)
Change in unrealized gain (loss) on investments	15,287,949	(2,158,214)	401,756	424,312	9,394	(15,640)	34,699	(8,763)
Reinvested capital gains	—	1,245,949	—	—	—	1,223	9,495	19,448

Net increase (decrease) in Contract Owners’ Equity resulting from operations	11,624,342	(4,032,209)	895,565	276,841	11,123	(7,504)	42,139	7,368

Equity transactions:
Purchase payments received from contract owners (note 3)	582,472	636,902	292,705	22,277	2,127	512	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,434,466)	(1,351,931)	971,020	1,466,235	158,552	332,218	-	-
Redemptions	(5,047,408)	(4,956,419)	(678,119)	(170,545)	(22,762)	(4,276)	(3,370)	(7,368)
Annuity benefits	(13,523)	(12,406)	-	-	-	-	(5,200)	(4,634)
Contract maintenance charges (note 2)	(1,138)	(1,253)	(13)	(7)	-	(3)	(2)	2
Contingent deferred sales charges (note 2)	(6,998)	(4,819)	(128)	(1)	-	-	-	-
Adjustments to maintain reserves	(1,471)	(12,344)	(122)	(74)	(28)	-	5	(1)

Net equity transactions	(5,922,532)	(5,702,270)	585,343	1,317,885	137,889	328,451	(8,567)	(12,001)

Net change in Contract Owners’ Equity	5,701,810	(9,734,479)	1,480,908	1,594,726	149,012	320,947	33,572	(4,633)
Contract Owners’ Equity beginning of period	41,422,997	51,157,476	2,781,792	1,187,066	320,947	-	163,032	167,665

Contract Owners’ Equity end of period	$47,124,807	41,422,997	4,262,700	2,781,792	469,959	320,947	196,604	163,032

CHANGES IN UNITS:
Beginning units	3,831,773	4,364,194	310,974	158,404	32,148	-	-	-
Units purchased	191,492	217,592	296,176	294,269	36,948	33,640	-	-
Units redeemed	(652,276)	(750,013)	(230,726)	(141,699)	(23,285)	(1,492)	-	-

Ending units	3,370,989	3,831,773	376,424	310,974	45,811	32,148	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	MMCGSC		MNDSC		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(13,803)	(16,134)	(18,604)	(18,712)	230,986	271,304	43,433	5,729
Realized gain (loss) on investments	120,825	104,520	33,679	(179,736)	2,922,361	1,700,856	518,506	692,603
Change in unrealized gain (loss) on investments	13,784	(141,779)	277,449	221,298	1,192,634	(489,175)	3,931,386	(731,359)
Reinvested capital gains	40,360	72,731	29,784	65,533	1,597,016	3,070,542	20,042	430,564

Net increase (decrease) in Contract Owners’ Equity resulting from operations	161,166	19,338	322,308	88,383	5,942,997	4,553,527	4,513,367	397,537

Equity transactions:
Purchase payments received from contract owners (note 3)	887	1,580	62,653	67,630	568,215	410,029	427,381	277,838
Transfers between subaccounts (including fixed account), net (note 3)	(49,641)	(10,385)	139,571	(191,082)	(1,016,104)	4,447,953	1,761,621	327,281
Redemptions	(127,762)	(261,083)	(205,762)	(228,637)	(5,484,643)	(4,798,031)	(2,696,019)	(1,921,543)
Annuity benefits	-	-	-	-	(35,011)	(35,445)	(2,725)	(2,461)
Contract maintenance charges (note 2)	-	-	(17)	(21)	(627)	(693)	(82)	(87)
Contingent deferred sales charges (note 2)	-	-	-	(125)	(1,517)	(3,760)	(2,303)	(1,551)
Adjustments to maintain reserves	(110)	13	(175)	(120)	194	(354)	(168)	(40)

Net equity transactions	(176,626)	(269,875)	(3,730)	(352,355)	(5,969,493)	19,699	(512,295)	(1,320,563)

Net change in Contract Owners’ Equity	(15,460)	(250,537)	318,578	(263,972)	(26,496)	4,573,226	4,001,072	(923,026)
Contract Owners’ Equity beginning of period	716,060	966,597	1,353,250	1,617,222	39,153,785	34,580,559	18,296,625	19,219,651

Contract Owners’ Equity end of period	$700,600	716,060	1,671,828	1,353,250	39,127,289	39,153,785	22,297,697	18,296,625

CHANGES IN UNITS:
Beginning units	46,527	64,299	90,814	115,987	1,996,361	1,981,083	1,120,560	1,208,379
Units purchased	1,467	4,328	42,423	51,987	157,188	469,764	188,194	253,583
Units redeemed	(11,168)	(22,100)	(42,163)	(77,160)	(437,005)	(454,486)	(219,440)	(341,402)

Ending units	36,826	46,527	91,074	90,814	1,716,544	1,996,361	1,089,314	1,120,560

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	MSGI2		MSVFI		MSVF2		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,561	17,697	93,156	32,028	5,721	(1,905)	228,668	245,343
Realized gain (loss) on investments	5,012	(30,207)	14,533	2,030	3,085	2,736	50,568	19,882
Change in unrealized gain (loss) on investments	48,999	(9,477)	130,700	157,270	14,154	21,137	162,507	236,332
Reinvested capital gains	55,164	70,509	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	121,736	48,522	238,389	191,328	22,960	21,968	441,743	501,557

Equity transactions:
Purchase payments received from contract owners (note 3)	85,218	41,258	81,404	190,295	-	-	9,416	11,048
Transfers between subaccounts (including fixed account), net (note 3)	64,214	866,318	376,930	1,039,979	3,161	8,096	(156,214)	(97,875)
Redemptions	(150,591)	(55,047)	(540,665)	(829,456)	(7,537)	(19,319)	(618,212)	(519,373)
Annuity benefits	-	-	-	-	(7,058)	(7,370)	(4,254)	(7,223)
Contract maintenance charges (note 2)	(9)	(19)	(45)	(53)	(1)	(13)	(78)	(124)
Contingent deferred sales charges (note 2)	(30)	-	(117)	(247)	-	-	(417)	(824)
Adjustments to maintain reserves	(64)	(33)	(177)	(87)	(12)	4	(382)	(69)

Net equity transactions	(1,262)	852,477	(82,670)	400,431	(11,447)	(18,602)	(770,141)	(614,440)

Net change in Contract Owners’ Equity	120,474	900,999	155,719	591,759	11,513	3,366	(328,398)	(112,883)
Contract Owners’ Equity beginning of period	973,896	72,897	4,869,447	4,277,688	597,623	594,257	5,382,469	5,495,352

Contract Owners’ Equity end of period	$1,094,370	973,896	5,025,166	4,869,447	609,136	597,623	5,054,071	5,382,469

CHANGES IN UNITS:
Beginning units	104,089	8,845	362,770	336,605	40,850	41,530	141,984	159,150
Units purchased	55,052	253,761	87,453	183,394	640	784	1,121	2,194
Units redeemed	(53,984)	(158,517)	(93,954)	(157,229)	(805)	(1,464)	(20,050)	(19,360)

Ending units	105,157	104,089	356,269	362,770	40,685	40,850	123,055	141,984

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	MSVMG		MSVRE		NAMGI2		NAMAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(872)	(745)	(1,895)	(2,701)	(185)	(2,502)	5,477	(3,334)
Realized gain (loss) on investments	256	64	72,157	56,017	(1,946)	(28,011)	8,905	(4,665)
Change in unrealized gain (loss) on investments	13,577	(5,462)	(51,939)	637	46,153	61,100	61,186	31,684
Reinvested capital gains	-	1,776	-	-	312	11,991	6,304	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	12,961	(4,367)	18,323	53,953	44,334	42,578	81,872	23,685

Equity transactions:
Purchase payments received from contract owners (note 3)	5	-	7,075	218	321	2,579	3,874	419
Transfers between subaccounts (including fixed account), net (note 3)	-	-	70,414	30,489	47,652	(308,781)	202,550	299,778
Redemptions	(722)	(789)	(93,293)	(18,333)	(42,523)	(31,148)	(55,669)	(14,867)
Annuity benefits	-	(89)	(9,079)	(9,379)	-	-	-	-
Contract maintenance charges (note 2)	(4)	(4)	(54)	(52)	-	-	-	(6)
Contingent deferred sales charges (note 2)	-	-	-	-	(18)	(19)	(18)	(18)
Adjustments to maintain reserves	1,902	(477)	(60)	(3,805)	6	(29)	(36)	(25)

Net equity transactions	1,181	(1,359)	(24,997)	(862)	5,438	(337,398)	150,701	285,281

Net change in Contract Owners’ Equity	14,142	(5,726)	(6,674)	53,091	49,772	(294,820)	232,573	308,966
Contract Owners’ Equity beginning of period	41,106	46,832	1,048,809	995,718	216,558	511,378	486,489	177,523

Contract Owners’ Equity end of period	$55,248	41,106	1,042,135	1,048,809	266,330	216,558	719,062	486,489

CHANGES IN UNITS:
Beginning units	3,555	3,622	21,611	21,115	19,769	50,838	47,083	18,423
Units purchased	-	-	845	1,835	7,133	5,476	21,678	34,440
Units redeemed	(51)	(67)	(1,274)	(1,339)	(6,687)	(36,545)	(8,937)	(5,780)

Ending units	3,504	3,555	21,182	21,611	20,215	19,769	59,824	47,083

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$612,034	1,438,353	(7,069)	5,780	(30,629)	393,943	4,599	180,383
Realized gain (loss) on investments	2,869,785	2,078,481	45,567	55,075	2,479,252	2,860,919	98,085	256,126
Change in unrealized gain (loss) on investments	710,195	5,894,819	10,437	72,103	3,867,557	(2,643,440)	110,549	(240,615)
Reinvested capital gains	4,353,898	11,668,923	69,592	191,575	1,295,651	3,160,241	30,842	46,547

Net increase (decrease) in Contract Owners’ Equity resulting from operations	8,545,912	21,080,576	118,527	324,533	7,611,831	3,771,663	244,075	242,441

Equity transactions:
Purchase payments received from contract owners (note 3)	1,295,435	1,412,778	1,243	7,261	1,926,366	710,818	87,161	82,630
Transfers between subaccounts (including fixed account), net (note 3)	(3,254,032)	(1,657,156)	9,961	18,341	5,621,983	4,657,278	53,146	68,281
Redemptions	(14,341,546)	(13,792,189)	(216,109)	(400,019)	(6,330,533)	(6,024,002)	(1,654,524)	(1,547,947)
Annuity benefits	(102,990)	(107,278)	-	-	(92,210)	(83,087)	(11,353)	(13,533)
Contract maintenance charges (note 2)	(2,233)	(2,598)	-	-	(873)	(1,005)	(103)	(150)
Contingent deferred sales charges (note 2)	(3,941)	(7,863)	-	(25)	(2,882)	(12,099)	(173)	(259)
Adjustments to maintain reserves	9,206	4,990	(50)	(67)	(945)	(415)	(234)	(215)

Net equity transactions	(16,400,101)	(14,149,316)	(204,955)	(374,509)	1,120,906	(752,512)	(1,526,080)	(1,411,193)

Net change in Contract Owners’ Equity	(7,854,189)	6,931,260	(86,428)	(49,976)	8,732,737	3,019,151	(1,282,005)	(1,168,752)
Contract Owners’ Equity beginning of period	126,310,510	119,379,250	1,985,540	2,035,516	52,330,012	49,310,861	12,414,374	13,583,126

Contract Owners’ Equity end of period	$118,456,321	126,310,510	1,899,112	1,985,540	61,062,749	52,330,012	11,132,369	12,414,374

CHANGES IN UNITS:
Beginning units	4,807,368	5,407,882	82,150	99,337	3,102,376	3,137,242	1,010,693	1,120,166
Units purchased	142,662	269,652	2,735	3,019	538,429	599,915	68,146	162,046
Units redeemed	(756,301)	(870,166)	(11,028)	(20,206)	(456,746)	(634,781)	(192,997)	(271,519)

Ending units	4,193,729	4,807,368	73,857	82,150	3,184,059	3,102,376	885,842	1,010,693

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(102,190)	69,160	(286,247)	(276,911)	52,672	7,111	1,521,690	1,534,415
Realized gain (loss) on investments	1,169,160	1,236,364	1,662,169	3,677,027	1,553,122	1,287,792	(262,885)	(1,201,966)
Change in unrealized gain (loss) on investments	3,051,593	(3,494,762)	3,855,748	(7,426,533)	484,104	(2,252,867)	708,030	4,136,430
Reinvested capital gains	1,881,370	1,949,693	2,570,800	5,984,790	2,252,129	2,969,415	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,999,933	(239,545)	7,802,470	1,958,373	4,342,027	2,011,451	1,966,835	4,468,879

Equity transactions:
Purchase payments received from contract owners (note 3)	321,143	244,638	727,814	402,495	429,605	217,456	541,147	377,582
Transfers between subaccounts (including fixed account), net (note 3)	1,940,243	847,291	1,549,799	(2,408,106)	63,656	1,156,895	267,449	(241,118)
Redemptions	(2,545,464)	(2,445,469)	(2,992,068)	(4,108,900)	(3,127,370)	(1,956,486)	(4,697,064)	(4,727,512)
Annuity benefits	(18,342)	(16,645)	(56,696)	(50,458)	(58,052)	(50,112)	(46,624)	(46,344)
Contract maintenance charges (note 2)	(414)	(485)	(959)	(1,065)	(242)	(382)	(293)	(423)
Contingent deferred sales charges (note 2)	(1,301)	(2,508)	(3,776)	(7,696)	(2,172)	(1,606)	(1,701)	(2,741)
Adjustments to maintain reserves	(353)	(283)	(786)	(503)	(546)	(245)	(3,007)	(258)

Net equity transactions	(304,488)	(1,373,461)	(776,672)	(6,174,233)	(2,695,121)	(634,480)	(3,940,093)	(4,640,814)

Net change in Contract Owners’ Equity	5,695,445	(1,613,006)	7,025,798	(4,215,860)	1,646,906	1,376,971	(1,973,258)	(171,935)
Contract Owners’ Equity beginning of period	20,303,727	21,916,733	29,644,377	33,860,237	22,503,976	21,127,005	36,735,312	36,907,247

Contract Owners’ Equity end of period	$25,999,172	20,303,727	36,670,175	29,644,377	24,150,882	22,503,976	34,762,054	36,735,312

CHANGES IN UNITS:
Beginning units	1,221,489	1,305,662	1,683,521	2,077,908	1,438,303	1,476,294	1,520,099	1,719,022
Units purchased	230,476	219,661	236,232	206,867	168,284	257,500	213,124	434,372
Units redeemed	(244,045)	(303,834)	(270,023)	(601,254)	(323,708)	(295,491)	(369,787)	(633,295)

Ending units	1,207,920	1,221,489	1,649,730	1,683,521	1,282,879	1,438,303	1,363,436	1,520,099

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	GEM		GEM2		GIG		NVIE6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,725	(42,074)	(3,342)	(3,213)	111,072	187,179	42	288
Realized gain (loss) on investments	137,179	(530,363)	4,315	(9,179)	60,411	(360,599)	3,247	1,298
Change in unrealized gain (loss) on investments	5,011,838	1,379,134	110,563	29,697	4,210,263	108,038	9,658	(1,988)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,185,742	806,697	111,536	17,305	4,381,746	(65,382)	12,947	(402)

Equity transactions:
Purchase payments received from contract owners (note 3)	204,048	799,796	-	1,608	262,060	183,608	-	-
Transfers between subaccounts (including fixed account), net (note 3)	676,018	259,379	51,997	(21,492)	77,058	(399,264)	-	-
Redemptions	(2,132,130)	(2,008,502)	(30,128)	(27,156)	(2,092,883)	(1,635,880)	(11,458)	(10,066)
Annuity benefits	(14,324)	(12,515)	-	-	(4,476)	(3,945)	(1,945)	(1,737)
Contract maintenance charges (note 2)	(846)	(940)	-	-	(340)	(397)	(1)	-
Contingent deferred sales charges (note 2)	(1,812)	(1,483)	-	-	(521)	(1,742)	-	-
Adjustments to maintain reserves	(674)	(370)	(68)	(34)	11,636	40,310	(14)	(59)

Net equity transactions	(1,269,720)	(964,635)	21,801	(47,074)	(1,747,466)	(1,817,310)	(13,418)	(11,862)

Net change in Contract Owners’ Equity	3,916,022	(157,938)	133,337	(29,769)	2,634,280	(1,882,692)	(471)	(12,264)
Contract Owners’ Equity beginning of period	13,528,833	13,686,771	263,372	293,141	17,463,285	19,345,977	54,212	66,476

Contract Owners’ Equity end of period	$17,444,855	13,528,833	396,709	263,372	20,097,565	17,463,285	53,741	54,212

CHANGES IN UNITS:
Beginning units	696,174	748,860	31,697	37,156	1,288,847	1,425,884	-	-
Units purchased	155,042	153,698	6,417	1,316	90,328	74,333	-	-
Units redeemed	(209,604)	(206,384)	(3,720)	(6,775)	(203,130)	(211,370)	-	-

Ending units	641,612	696,174	34,394	31,697	1,176,045	1,288,847	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVNMO1		NVNMO2		NVNSR1		NVCRA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(346,583)	(174,105)	(1,265)	(260)	(18,201)	(12,610)	(1,204)	36,027
Realized gain (loss) on investments	2,243,573	1,628,345	24,436	(9,058)	56,694	66,693	(41,433)	(2,253)
Change in unrealized gain (loss) on investments	9,680,577	2,362,854	10,057	559	213,639	(108,604)	376,057	(89,196)
Reinvested capital gains	1,250,354	2,715,172	3,488	12,461	326,107	343,087	258,848	246,418

Net increase (decrease) in Contract Owners’ Equity resulting from operations	12,827,921	6,532,266	36,716	3,702	578,239	288,566	592,268	190,996

Equity transactions:
Purchase payments received from contract owners (note 3)	688,854	537,098	15,991	-	45,208	40,352	163,155	116,443
Transfers between subaccounts (including fixed account), net (note 3)	(436,438)	(1,830,220)	186,712	87,436	34,010	(239,417)	(234,355)	(60,934)
Redemptions	(6,900,761)	(6,591,224)	(19,379)	(371)	(284,683)	(675,957)	(672,181)	(511,421)
Annuity benefits	(19,023)	(16,414)	-	-	(4,310)	(3,864)	-	-
Contract maintenance charges (note 2)	(809)	(949)	-	-	(319)	(363)	(774)	(855)
Contingent deferred sales charges (note 2)	(3,369)	(3,523)	-	-	(642)	(370)	(1,441)	(1,608)
Adjustments to maintain reserves	1,511	3,501	(34)	1	(135)	(227)	(371)	(49)

Net equity transactions	(6,670,035)	(7,901,731)	183,290	87,066	(210,871)	(879,846)	(745,967)	(458,424)

Net change in Contract Owners’ Equity	6,157,886	(1,369,465)	220,006	90,768	367,368	(591,280)	(153,699)	(267,428)
Contract Owners’ Equity beginning of period	57,761,004	59,130,469	90,768	-	3,461,102	4,052,382	2,992,299	3,259,727

Contract Owners’ Equity end of period	$63,918,890	57,761,004	310,774	90,768	3,828,470	3,461,102	2,838,600	2,992,299

CHANGES IN UNITS:
Beginning units	3,879,954	4,465,236	8,239	-	205,173	262,210	220,485	257,630
Units purchased	155,945	136,666	46,267	43,523	20,321	12,423	83,983	21,201
Units redeemed	(559,741)	(721,948)	(31,683)	(35,284)	(32,005)	(69,460)	(127,511)	(58,346)

Ending units	3,476,158	3,879,954	22,823	8,239	193,489	205,173	176,957	220,485

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$88,537	113,779	19,562	83,742	60,510	81,566	84,035	235,437
Realized gain (loss) on investments	97,197	205,708	59,091	65,156	(89,960)	(122,641)	228,532	147,354
Change in unrealized gain (loss) on investments	318,345	(297,446)	300,889	(270,529)	226,384	99,387	637,418	(653,559)
Reinvested capital gains	386,442	409,546	326,387	437,990	128,112	198,626	947,703	1,158,364

Net increase (decrease) in Contract Owners’ Equity resulting from operations	890,521	431,587	705,929	316,359	325,046	256,938	1,897,688	887,596

Equity transactions:
Purchase payments received from contract owners (note 3)	38,427	59,375	78,521	404,927	98,606	50,629	476,253	199,170
Transfers between subaccounts (including fixed account), net (note 3)	3,027,579	(392,985)	(495,922)	(141,324)	704,186	44,935	(317,152)	(643,368)
Redemptions	(1,591,513)	(1,597,612)	(869,556)	(1,393,448)	(1,150,983)	(1,290,910)	(2,219,603)	(2,643,874)
Annuity benefits	(505)	(479)	(1,183)	(1,095)	(24,089)	(26,628)	(54,441)	(52,490)
Contract maintenance charges (note 2)	(224)	(208)	(271)	(323)	(400)	(430)	(1,142)	(1,430)
Contingent deferred sales charges (note 2)	(1,052)	(252)	(787)	(3,863)	(1,073)	(1,025)	(8,267)	(2,599)
Adjustments to maintain reserves	(99)	(143)	(167)	(53)	10,806	9,194	(161)	(288)

Net equity transactions	1,472,613	(1,932,304)	(1,289,365)	(1,135,179)	(362,947)	(1,214,235)	(2,124,513)	(3,144,879)

Net change in Contract Owners’ Equity	2,363,134	(1,500,717)	(583,436)	(818,820)	(37,901)	(957,297)	(226,825)	(2,257,283)
Contract Owners’ Equity beginning of period	8,219,688	9,720,405	5,578,864	6,397,684	6,964,991	7,922,288	16,242,744	18,500,027

Contract Owners’ Equity end of period	$10,582,822	8,219,688	4,995,428	5,578,864	6,927,090	6,964,991	16,015,919	16,242,744

CHANGES IN UNITS:
Beginning units	597,223	744,569	400,907	490,367	541,972	630,392	1,130,892	1,367,417
Units purchased	237,791	34,978	18,796	44,899	76,177	51,781	79,415	45,373
Units redeemed	(133,404)	(182,324)	(107,161)	(134,359)	(106,808)	(140,201)	(224,357)	(281,898)

Ending units	701,610	597,223	312,542	400,907	511,341	541,972	985,950	1,130,892

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,426	86,487	37,577	79,848	95,185	102,869	4,959	5,227
Realized gain (loss) on investments	(30,620)	(28,625)	54,818	52,847	(19,648)	6,520	680	2,790
Change in unrealized gain (loss) on investments	527,280	(233,658)	140,656	(66,743)	101,027	140,077	7,325	10,259
Reinvested capital gains	494,628	593,215	214,502	237,555	-	11,193	-	1,056

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,000,714	417,419	447,553	303,507	176,564	260,659	12,964	19,332

Equity transactions:
Purchase payments received from contract owners (note 3)	157,648	246,255	36,672	255,312	58,473	36,368	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(591,577)	(330,707)	(125,954)	(658,555)	108,732	965,468	1,537	4,083
Redemptions	(590,230)	(1,103,274)	(1,071,996)	(1,158,791)	(718,188)	(1,438,936)	(10,711)	(39,622)
Annuity benefits	(91,733)	(85,509)	(1,527)	(1,473)	(6,367)	(6,503)	-	-
Contract maintenance charges (note 2)	(877)	(292)	(258)	(233)	(150)	(185)	-	-
Contingent deferred sales charges (note 2)	(4,619)	(1,761)	(22)	(3,417)	(237)	(674)	-	-
Adjustments to maintain reserves	(104)	(51)	(98)	(54)	(272)	(78)	(37)	(12)

Net equity transactions	(1,121,492)	(1,275,339)	(1,163,183)	(1,567,211)	(558,009)	(444,540)	(9,211)	(35,551)

Net change in Contract Owners’ Equity	(120,778)	(857,920)	(715,630)	(1,263,704)	(381,445)	(183,881)	3,753	(16,219)
Contract Owners’ Equity beginning of period	6,812,993	7,670,913	5,836,914	7,100,618	5,601,252	5,785,133	603,342	619,561

Contract Owners’ Equity end of period	$6,692,215	6,812,993	5,121,284	5,836,914	5,219,807	5,601,252	607,095	603,342

CHANGES IN UNITS:
Beginning units	407,672	498,620	443,795	566,754	424,477	456,419	51,050	53,901
Units purchased	20,403	28,444	6,792	20,916	96,000	196,977	129	333
Units redeemed	(92,875)	(119,392)	(91,861)	(143,875)	(137,236)	(228,919)	(900)	(3,184)

Ending units	335,200	407,672	358,726	443,795	383,241	424,477	50,279	51,050

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVLCP2		TRF		TRF2		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$46,049	66,594	(56,781)	340,591	(3,856)	(2,292)	870,362	777,490
Realized gain (loss) on investments	(6,471)	(36,971)	5,575,921	1,268,999	21,471	21,838	(1,619,326)	(1,439,010)
Change in unrealized gain (loss) on investments	66,009	66,900	12,542,253	7,824,989	36,278	7,037	1,682,443	812,078
Reinvested capital gains	-	16,910	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	105,587	113,433	18,061,393	9,434,579	53,893	26,583	933,479	150,558

Equity transactions:
Purchase payments received from contract owners (note 3)	11,560	89,346	1,419,523	1,300,191	3,500	33,101	1,288,156	1,281,605
Transfers between subaccounts (including fixed account), net (note 3)	432,925	(275,881)	(2,361,012)	(3,237,016)	(1,643)	(9,539)	(1,637,215)	(2,970,927)
Redemptions	(671,898)	(522,510)	(10,411,272)	(10,891,723)	(30,204)	(43,832)	(11,420,028)	(14,525,484)
Annuity benefits	(5,826)	(5,953)	(78,331)	(83,074)	-	-	(81,454)	(100,446)
Contract maintenance charges (note 2)	(55)	(56)	(4,196)	(4,691)	-	-	(1,828)	(2,339)
Contingent deferred sales charges (note 2)	(754)	(230)	(5,737)	(9,022)	-	-	(6,655)	(9,725)
Adjustments to maintain reserves	(79)	(109)	(11,444)	(5,209)	28	(39)	(821)	2,396

Net equity transactions	(234,127)	(715,393)	(11,452,469)	(12,930,544)	(28,319)	(20,309)	(11,859,845)	(16,324,920)

Net change in Contract Owners’ Equity	(128,540)	(601,960)	6,608,924	(3,495,965)	25,574	6,274	(10,926,366)	(16,174,362)
Contract Owners’ Equity beginning of period	4,018,989	4,620,949	98,895,151	102,391,116	315,937	309,663	99,804,410	115,978,772

Contract Owners’ Equity end of period	$3,890,449	4,018,989	105,504,075	98,895,151	341,511	315,937	88,878,044	99,804,410

CHANGES IN UNITS:
Beginning units	288,743	339,642	4,424,081	5,044,404	18,203	19,398	5,660,653	6,561,577
Units purchased	49,791	40,289	87,008	94,024	190	1,990	303,248	976,301
Units redeemed	(65,125)	(91,188)	(554,384)	(714,347)	(1,660)	(3,185)	(963,709)	(1,877,225)

Ending units	273,409	288,743	3,956,705	4,424,081	16,733	18,203	5,000,192	5,660,653

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	GBF2		GVIX8		GVIDA		NVDBL2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,635)	(7,033)	63,979	50,803	91,647	135,469	64,201	66,581
Realized gain (loss) on investments	(18,009)	(48,673)	21,849	(14,140)	1,957,974	1,716,197	111,040	225,556
Change in unrealized gain (loss) on investments	21,544	31,051	839,347	(53,484)	771,986	(1,976,388)	427,259	(84,561)
Reinvested capital gains	-	-	-	-	2,428,069	2,422,797	203,271	184,859

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,900	(24,655)	925,175	(16,821)	5,249,676	2,298,075	805,771	392,435

Equity transactions:
Purchase payments received from contract owners (note 3)	1,243	23,227	23,287	46,568	595,266	881,461	63,793	238,251
Transfers between subaccounts (including fixed account), net (note 3)	(10,746)	14,565	537,080	256,301	(403,002)	(346,078)	169,756	640,508
Redemptions	(296,439)	(362,812)	(472,362)	(228,254)	(4,877,002)	(5,418,189)	(278,817)	(667,096)
Annuity benefits	(550)	(584)	-	-	(143,053)	(129,639)	(10,015)	(6,536)
Contract maintenance charges (note 2)	-	-	(44)	(51)	(4,269)	(4,767)	(245)	(267)
Contingent deferred sales charges (note 2)	-	(9)	(663)	(1)	(8,030)	(6,223)	(887)	(2,110)
Adjustments to maintain reserves	95	122	(163)	(129)	359	(246)	(182)	(111)

Net equity transactions	(306,397)	(325,491)	87,135	74,434	(4,839,731)	(5,023,681)	(56,597)	202,639

Net change in Contract Owners’ Equity	(304,497)	(350,146)	1,012,310	57,613	409,945	(2,725,606)	749,174	595,074
Contract Owners’ Equity beginning of period	1,815,580	2,165,726	3,900,033	3,842,420	32,914,972	35,640,578	8,247,567	7,652,493

Contract Owners’ Equity end of period	$1,511,083	1,815,580	4,912,343	3,900,033	33,324,917	32,914,972	8,996,741	8,247,567

CHANGES IN UNITS:
Beginning units	145,340	170,703	401,954	393,493	1,498,445	1,757,737	498,125	491,714
Units purchased	3,945	19,479	90,650	67,922	56,411	51,286	35,987	113,778
Units redeemed	(27,844)	(44,842)	(81,209)	(59,461)	(260,027)	(310,578)	(39,203)	(107,367)

Ending units	121,441	145,340	411,395	401,954	1,294,829	1,498,445	494,909	498,125

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVDCA2		GVIDC		GVIDM		GVDMA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,905	8,749	198,649	211,038	780,223	970,854	300,250	418,506
Realized gain (loss) on investments	18,196	18,555	(61,325)	(27,113)	8,165,942	6,059,170	3,027,340	339,357
Change in unrealized gain (loss) on investments	108,744	11,357	487,154	83,943	(949,265)	(6,659,537)	3,200,207	(1,185,357)
Reinvested capital gains	48,483	74,670	548,190	600,032	9,230,220	8,712,035	5,261,836	5,977,292

Net increase (decrease) in Contract Owners’ Equity resulting from operations	181,328	113,331	1,172,668	867,900	17,227,120	9,082,522	11,789,633	5,549,798

Equity transactions:
Purchase payments received from contract owners (note 3)	22,625	72,960	240,192	339,965	1,721,995	2,552,927	1,427,232	2,087,841
Transfers between subaccounts (including fixed account), net (note 3)	(207,902)	46,794	795,223	(454,039)	(2,182,717)	(1,798,675)	(336,630)	(1,441,299)
Redemptions	(220,648)	(440,241)	(3,554,577)	(3,570,259)	(18,333,423)	(21,768,476)	(9,746,010)	(7,939,386)
Annuity benefits	(3,249)	(2,577)	(26,963)	(28,300)	(518,550)	(502,902)	(303,503)	(294,270)
Contract maintenance charges (note 2)	(90)	(74)	(962)	(930)	(7,429)	(7,889)	(8,671)	(7,153)
Contingent deferred sales charges (note 2)	(341)	(67)	(1,861)	(2,070)	(18,140)	(20,071)	(31,037)	(16,597)
Adjustments to maintain reserves	(164)	(257)	(343)	(338)	(7,830)	(13,936)	5,343	1,993

Net equity transactions	(409,769)	(323,462)	(2,549,291)	(3,715,971)	(19,346,094)	(21,559,022)	(8,993,276)	(7,608,871)

Net change in Contract Owners’ Equity	(228,441)	(210,131)	(1,376,623)	(2,848,071)	(2,118,974)	(12,476,500)	2,796,357	(2,059,073)
Contract Owners’ Equity beginning of period	1,639,725	1,849,856	28,277,349	31,125,420	157,381,861	169,858,361	81,577,940	83,637,013

Contract Owners’ Equity end of period	$1,411,284	1,639,725	26,900,726	28,277,349	155,262,887	157,381,861	84,374,297	81,577,940

CHANGES IN UNITS:
Beginning units	83,579	101,560	1,895,299	2,147,267	8,079,825	9,244,029	3,865,814	4,250,681
Units purchased	8,673	13,862	149,158	234,989	250,738	254,307	114,224	142,829
Units redeemed	(28,889)	(31,843)	(317,153)	(486,957)	(1,196,857)	(1,418,511)	(517,501)	(527,696)

Ending units	63,363	83,579	1,727,304	1,895,299	7,133,706	8,079,825	3,462,537	3,865,814

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	GVDMC		MCIF		SAM		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$241,992	275,240	(65,319)	67,562	(1,046,083)	(1,798,746)	47,180	118,387
Realized gain (loss) on investments	1,452,592	1,032,390	4,733,625	2,351,857	-	-	(377,418)	(1,044,481)
Change in unrealized gain (loss) on investments	(222,332)	(972,834)	2,156,862	4,571,865	-	-	8,190,997	(1,038,046)
Reinvested capital gains	1,756,067	1,657,462	5,462,719	7,961,047	-	3,323	-	783,158

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,228,319	1,992,258	12,287,887	14,952,331	(1,046,083)	(1,795,423)	7,860,759	(1,180,982)

Equity transactions:
Purchase payments received from contract owners (note 3)	338,987	555,191	1,084,900	903,167	26,293,391	25,517,049	294,552	457,010
Transfers between subaccounts (including fixed account), net (note 3)	(860,590)	1,022,794	(2,272,970)	(1,340,477)	42,272,785	46,554,177	(166,636)	(665,840)
Redemptions	(4,841,531)	(7,236,883)	(9,423,123)	(10,487,282)	(75,690,528)	(82,643,540)	(3,253,656)	(4,311,908)
Annuity benefits	(102,666)	(101,654)	(69,981)	(65,832)	(165,616)	(186,643)	(7,076)	(6,626)
Contract maintenance charges (note 2)	(2,071)	(2,157)	(1,626)	(1,892)	(2,203)	(2,626)	(688)	(821)
Contingent deferred sales charges (note 2)	(3,243)	(5,732)	(3,666)	(7,106)	(10,255)	(17,814)	(1,211)	(2,507)
Adjustments to maintain reserves	(5,755)	(13,056)	(3,415)	(1,023)	(21,470)	24,849	(772)	(511)

Net equity transactions	(5,476,869)	(5,781,497)	(10,689,881)	(11,000,445)	(7,323,896)	(10,754,548)	(3,135,487)	(4,531,203)

Net change in Contract Owners’ Equity	(2,248,550)	(3,789,239)	1,598,006	3,951,886	(8,369,979)	(12,549,971)	4,725,272	(5,712,185)
Contract Owners’ Equity beginning of period	44,013,680	47,802,919	91,032,232	87,080,346	163,000,886	175,550,857	33,374,476	39,086,661

Contract Owners’ Equity end of period	$41,765,130	44,013,680	92,630,238	91,032,232	154,630,907	163,000,886	38,099,748	33,374,476

CHANGES IN UNITS:
Beginning units	2,496,325	2,841,434	1,848,872	2,107,833	14,175,040	15,081,802	1,896,293	2,150,022
Units purchased	106,966	178,383	78,565	96,426	11,384,834	13,958,056	64,809	73,959
Units redeemed	(415,491)	(523,492)	(284,340)	(355,387)	(12,023,701)	(14,864,818)	(220,564)	(327,688)

Ending units	2,187,800	2,496,325	1,643,097	1,848,872	13,536,173	14,175,040	1,740,538	1,896,293

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,294	97,289	2,599	3,531	(167,036)	(71,727)	(4,858)	(3,984)
Realized gain (loss) on investments	(72,697)	(309,583)	(2,595)	(26,460)	187,778	569,027	8,358	33,130
Change in unrealized gain (loss) on investments	1,075,682	388,948	63,826	30,109	4,220,375	(3,205,598)	49,547	(72,474)
Reinvested capital gains	-	-	-	-	834,495	2,846,957	11,384	40,882

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,085,279	176,654	63,830	7,180	5,075,612	138,659	64,431	(2,446)

Equity transactions:
Purchase payments received from contract owners (note 3)	59,493	49,047	1	8	368,759	155,717	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(15,082)	65,758	(6,151)	4,724	(477,321)	(1,155,233)	(945)	(31)
Redemptions	(892,344)	(773,769)	(47,727)	(16,069)	(2,787,000)	(2,218,583)	(21,020)	(95,965)
Annuity benefits	-	-	(5,989)	(6,092)	(26,776)	(30,381)	-	-
Contract maintenance charges (note 2)	(218)	(272)	-	(1)	(2,601)	(857)	-	-
Contingent deferred sales charges (note 2)	(644)	(3,904)	-	-	(1,937)	(1,199)	-	-
Adjustments to maintain reserves	(424)	(254)	(73)	(32)	1,513	(292)	(16)	(31)

Net equity transactions	(849,219)	(663,394)	(59,939)	(17,462)	(2,925,363)	(3,250,828)	(21,981)	(96,027)

Net change in Contract Owners’ Equity	236,060	(486,740)	3,891	(10,282)	2,150,249	(3,112,169)	42,450	(98,473)
Contract Owners’ Equity beginning of period	5,388,667	5,875,407	331,034	341,316	19,000,051	22,112,220	243,961	342,434

Contract Owners’ Equity end of period	$5,624,727	5,388,667	334,925	331,034	21,150,300	19,000,051	286,411	243,961

CHANGES IN UNITS:
Beginning units	611,501	693,243	26,987	27,893	1,226,707	1,442,117	17,367	24,414
Units purchased	43,808	87,970	110	9,897	80,895	48,023	-	-
Units redeemed	(129,879)	(169,712)	(4,052)	(10,803)	(247,679)	(263,433)	(1,386)	(7,047)

Ending units	525,430	611,501	23,045	26,987	1,059,923	1,226,707	15,981	17,367

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,984	45,211	(9,952)	554	(782,873)	(736,802)	(69,031)	(65,424)
Realized gain (loss) on investments	(342,926)	(380,708)	102,080	116,889	3,513,855	2,911,990	59,235	232,038
Change in unrealized gain (loss) on investments	832,381	554,353	67,484	(48,194)	10,267,442	(6,612,391)	955,421	(579,286)
Reinvested capital gains	373,922	704,250	128,522	260,428	3,552,942	7,630,995	277,125	593,674

Net increase (decrease) in Contract Owners’ Equity resulting from operations	884,361	923,106	288,134	329,677	16,551,366	3,193,792	1,222,750	181,002

Equity transactions:
Purchase payments received from contract owners (note 3)	73,882	107,729	1,257	246	665,450	498,847	3,480	70,627
Transfers between subaccounts (including fixed account), net (note 3)	293,324	(74,749)	(178,889)	(40,475)	(1,024,676)	(2,212,886)	(114,620)	(544,543)
Redemptions	(1,053,655)	(1,140,751)	(302,203)	(425,995)	(8,460,479)	(7,238,675)	(579,906)	(476,505)
Annuity benefits	(104)	(140)	(10,944)	(10,157)	(67,882)	(68,376)	-	-
Contract maintenance charges (note 2)	(101)	(105)	(10)	(8)	(4,060)	(2,028)	-	-
Contingent deferred sales charges (note 2)	(98)	(748)	(1)	-	(7,284)	(6,271)	-	-
Adjustments to maintain reserves	(290)	(237)	(91)	(162)	(364)	(5,296)	(75)	(55)

Net equity transactions	(687,042)	(1,109,001)	(490,881)	(476,551)	(8,899,295)	(9,034,685)	(691,121)	(950,476)

Net change in Contract Owners’ Equity	197,319	(185,895)	(202,747)	(146,874)	7,652,071	(5,840,893)	531,629	(769,474)
Contract Owners’ Equity beginning of period	7,340,935	7,526,830	2,564,110	2,710,984	66,686,487	72,527,380	4,962,356	5,731,830

Contract Owners’ Equity end of period	$7,538,254	7,340,935	2,361,363	2,564,110	74,338,558	66,686,487	5,493,985	4,962,356

CHANGES IN UNITS:
Beginning units	401,532	473,437	156,242	191,245	4,245,635	4,860,617	332,054	401,461
Units purchased	77,798	68,670	281	1,705	91,609	125,412	4,834	10,099
Units redeemed	(115,441)	(140,575)	(30,588)	(36,708)	(588,806)	(740,394)	(44,773)	(79,506)

Ending units	363,889	401,532	125,935	156,242	3,748,438	4,245,635	292,115	332,054

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVMMV2		SCGF		SCGF2		SCVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(35,022)	129,039	(247,996)	(232,085)	(4,879)	(4,644)	(544,719)	(392,558)
Realized gain (loss) on investments	2,360,258	1,816,776	(911,821)	(214,256)	(250)	9,185	4,650,740	2,564,463
Change in unrealized gain (loss) on investments	1,821,753	1,941,833	5,593,836	(2,770,671)	56,895	(50,423)	(1,673,900)	8,294,945
Reinvested capital gains	3,178,031	5,298,264	169,962	4,519,833	2,226	59,315	4,136,307	8,320,822

Net increase (decrease) in Contract Owners’ Equity resulting from operations	7,325,020	9,185,912	4,603,981	1,302,821	53,992	13,433	6,568,428	18,787,672

Equity transactions:
Purchase payments received from contract owners (note 3)	635,255	575,352	221,844	171,159	-	-	696,387	693,722
Transfers between subaccounts (including fixed account), net (note 3)	(878,250)	(1,572,131)	(128,674)	(667,094)	(1,334)	(22,225)	(3,636,108)	(1,231,598)
Redemptions	(8,032,712)	(6,567,135)	(2,312,778)	(2,589,134)	(21,209)	(27,747)	(10,192,421)	(8,502,044)
Annuity benefits	(21,199)	(21,250)	(7,373)	(7,282)	(47)	(40)	(59,446)	(47,569)
Contract maintenance charges (note 2)	(859)	(944)	(379)	(543)	-	-	(1,663)	(1,724)
Contingent deferred sales charges (note 2)	(2,619)	(5,586)	(1,964)	(1,845)	-	-	(5,334)	(5,470)
Adjustments to maintain reserves	(978)	(224)	(652)	(501)	(28)	(50)	(211)	(2,479)

Net equity transactions	(8,301,362)	(7,591,918)	(2,229,976)	(3,095,240)	(22,618)	(50,062)	(13,198,796)	(9,097,162)

Net change in Contract Owners’ Equity	(976,342)	1,593,994	2,374,005	(1,792,419)	31,374	(36,629)	(6,630,368)	9,690,510
Contract Owners’ Equity beginning of period	62,270,160	60,676,166	20,704,552	22,496,971	249,924	286,553	94,155,020	84,464,510

Contract Owners’ Equity end of period	$61,293,818	62,270,160	23,078,557	20,704,552	281,298	249,924	87,524,652	94,155,020

CHANGES IN UNITS:
Beginning units	3,154,163	3,573,773	846,229	983,995	15,975	19,490	1,729,499	1,933,652
Units purchased	82,163	111,392	50,301	58,897	3	405	37,927	63,377
Units redeemed	(477,863)	(531,002)	(132,398)	(196,663)	(1,296)	(3,920)	(278,901)	(267,530)

Ending units	2,758,463	3,154,163	764,132	846,229	14,682	15,975	1,488,525	1,729,499

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	SCVF2		SCF		SCF2		MSBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(13,087)	(9,343)	(946,437)	(618,202)	(19,628)	(18,503)	1,337,518	826,679
Realized gain (loss) on investments	80,736	69,512	4,048,173	2,756,269	67,271	98,000	470,118	556,962
Change in unrealized gain (loss) on investments	(55,501)	15,766	1,079,179	1,744,624	(11,090)	(59,634)	103,533	1,455,833
Reinvested capital gains	40,343	68,390	5,850,117	12,199,615	74,064	162,591	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	52,491	144,325	10,031,032	16,082,306	110,617	182,454	1,911,169	2,839,474

Equity transactions:
Purchase payments received from contract owners (note 3)	57,165	4,120	619,604	918,335	891	8,468	414,172	393,255
Transfers between subaccounts (including fixed account), net (note 3)	(155,489)	96,396	(1,732,839)	(1,968,634)	(39,386)	(27,403)	530,962	21,108
Redemptions	(49,150)	(86,624)	(10,412,170)	(7,771,862)	(83,284)	(222,371)	(3,875,071)	(4,990,247)
Annuity benefits	(136)	(117)	(42,694)	(36,723)	-	-	(33,949)	(34,876)
Contract maintenance charges (note 2)	-	-	(1,682)	(1,829)	-	-	(247)	(318)
Contingent deferred sales charges (note 2)	-	(18)	(6,483)	(4,878)	-	-	(1,687)	(2,483)
Adjustments to maintain reserves	(37)	(43)	(1,016)	(348)	(151)	(22)	5,000	3,795

Net equity transactions	(147,647)	13,714	(11,577,280)	(8,865,939)	(121,930)	(241,328)	(2,960,820)	(4,609,766)

Net change in Contract Owners’ Equity	(95,156)	158,039	(1,546,248)	7,216,367	(11,313)	(58,874)	(1,049,651)	(1,770,292)
Contract Owners’ Equity beginning of period	870,887	712,848	88,966,869	81,750,502	1,070,391	1,129,265	38,347,410	40,117,702

Contract Owners’ Equity end of period	$775,731	870,887	87,420,621	88,966,869	1,059,078	1,070,391	37,297,759	38,347,410

CHANGES IN UNITS:
Beginning units	36,060	36,300	1,985,041	2,216,569	44,028	55,762	1,929,344	2,169,533
Units purchased	2,926	8,872	44,551	80,213	1,643	1,745	116,559	176,009
Units redeemed	(8,740)	(9,112)	(293,553)	(311,741)	(6,539)	(13,479)	(259,070)	(416,198)

Ending units	30,246	36,060	1,736,039	1,985,041	39,132	44,028	1,786,833	1,929,344

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,590	36,468	(2,293,033)	(1,301,072)	(96,995)	(84,796)	24,667	15,641
Realized gain (loss) on investments	(21,307)	(40,865)	8,087,462	8,862,844	166,429	284,452	(39,477)	(296,651)
Change in unrealized gain (loss) on investments	29,972	112,833	69,277,512	(78,721,218)	1,175,421	(1,576,677)	486,824	224,962
Reinvested capital gains	-	-	8,711,561	79,180,010	152,715	1,436,794	-	30,892

Net increase (decrease) in Contract Owners’ Equity resulting from operations	38,255	108,436	83,783,502	8,020,564	1,397,570	59,773	472,014	(25,156)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,201	55,639	4,634,121	4,013,628	3,017	91,857	42,323	51,426
Transfers between subaccounts (including fixed account), net (note 3)	357,268	(95,174)	(11,372,010)	15,591,067	(55,463)	(297,719)	829,960	(329,630)
Redemptions	(1,257,221)	(1,222,422)	(40,025,778)	(40,797,091)	(885,836)	(1,249,098)	(394,327)	(458,949)
Annuity benefits	(34,016)	(36,270)	(368,232)	(367,217)	(11,007)	(9,853)	(2,518)	(572)
Contract maintenance charges (note 2)	(46)	(57)	(14,160)	(10,037)	-	-	(255)	(330)
Contingent deferred sales charges (note 2)	(507)	(33)	(26,583)	(19,993)	-	(56)	(214)	(412)
Adjustments to maintain reserves	(171)	(179)	8,676	3,855	294	118	(95)	325

Net equity transactions	(918,492)	(1,298,496)	(47,163,966)	(21,585,788)	(948,995)	(1,464,751)	474,874	(738,142)

Net change in Contract Owners’ Equity	(880,237)	(1,190,060)	36,619,536	(13,565,224)	448,575	(1,404,978)	946,888	(763,298)
Contract Owners’ Equity beginning of period	7,131,401	8,321,461	343,980,794	357,546,018	6,018,750	7,423,728	1,882,935	2,646,233

Contract Owners’ Equity end of period	$6,251,164	7,131,401	380,600,330	343,980,794	6,467,325	6,018,750	2,829,823	1,882,935

CHANGES IN UNITS:
Beginning units	644,345	764,104	13,826,695	14,720,969	261,321	327,376	129,313	185,260
Units purchased	123,256	205,319	259,354	1,492,664	1,189	7,109	72,440	16,366
Units redeemed	(204,882)	(325,078)	(1,941,616)	(2,386,938)	(37,472)	(73,164)	(41,277)	(72,313)

Ending units	562,719	644,345	12,144,433	13,826,695	225,038	261,321	160,476	129,313

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	EIF		NVRE1		NVLM2		NVLCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$433,484	338,376	643,947	628,114	746	(45)	18,806	3,262
Realized gain (loss) on investments	2,007,135	2,235,725	(5,659,939)	(2,312,242)	12,211	(4,971)	41,606	2,787
Change in unrealized gain (loss) on investments	1,105,848	716,435	7,468,733	200,605	5,228	7,262	57,164	5,911
Reinvested capital gains	-	-	1,027,768	6,048,194	3,720	934	16,313	560

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,546,467	3,290,536	3,480,509	4,564,671	21,905	3,180	133,889	12,520

Equity transactions:
Purchase payments received from contract owners (note 3)	149,231	417,770	392,351	568,289	3	-	11,770	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,661,154)	(1,102,356)	(3,100,266)	(2,493,631)	283,870	(27,846)	1,694,568	281,712
Redemptions	(2,336,288)	(3,186,565)	(9,509,921)	(8,825,655)	(110,320)	(2,060)	(293,347)	-
Annuity benefits	(25,490)	(21,574)	(48,557)	(51,725)	-	-	-	-
Contract maintenance charges (note 2)	(692)	(752)	(1,454)	(1,835)	-	-	(2)	-
Contingent deferred sales charges (note 2)	(893)	(3,330)	(4,443)	(5,799)	-	-	-	-
Adjustments to maintain reserves	117	(357)	3,271	(7,128)	(22)	(11)	1	1

Net equity transactions	(3,875,169)	(3,897,164)	(12,269,019)	(10,817,484)	173,531	(29,917)	1,412,990	281,713

Net change in Contract Owners’ Equity	(328,702)	(606,628)	(8,788,510)	(6,252,813)	195,436	(26,737)	1,546,879	294,233
Contract Owners’ Equity beginning of period	23,327,892	23,934,520	72,065,258	78,318,071	50,208	76,945	294,233	-

Contract Owners’ Equity end of period	$22,999,190	23,327,892	63,276,748	72,065,258	245,644	50,208	1,841,112	294,233

CHANGES IN UNITS:
Beginning units	1,064,864	1,274,443	4,912,596	5,670,812	4,962	8,193	29,089	-
Units purchased	35,648	127,019	121,989	343,450	28,917	2,697	181,382	33,926
Units redeemed	(202,562)	(336,598)	(938,478)	(1,101,666)	(12,190)	(5,928)	(54,477)	(4,837)

Ending units	897,950	1,064,864	4,096,107	4,912,596	21,689	4,962	155,994	29,089

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,155)	13,581	1,689	2,508	3,138	3,400	101	538
Realized gain (loss) on investments	28,483	(17,973)	498	(164)	3,234	(216)	2,374	(284)
Change in unrealized gain (loss) on investments	78,163	59,542	22,127	6,613	56,368	13,508	5,255	2,797
Reinvested capital gains	11,799	-	8,509	500	4,676	-	433	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	114,290	55,150	32,823	9,457	67,416	16,692	8,163	3,051

Equity transactions:
Purchase payments received from contract owners (note 3)	11,668	7,037	-	-	46,588	21,318	697	9,867
Transfers between subaccounts (including fixed account), net (note 3)	(846,000)	(9,374)	34,483	(8,891)	(2,178)	90,769	(33,102)	-
Redemptions	(70,485)	(62,063)	-	-	(10,173)	(5,695)	(14)	(7,255)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(23)	-	-	(19)	(19)	(3)	(3)
Contingent deferred sales charges (note 2)	(41)	-	-	-	(11)	(4)	-	-
Adjustments to maintain reserves	(46)	(9)	-	(6)	(33)	(10)	(1)	(11)

Net equity transactions	(904,934)	(64,432)	34,483	(8,897)	34,174	106,359	(32,423)	2,598

Net change in Contract Owners’ Equity	(790,644)	(9,282)	67,306	560	101,590	123,051	(24,260)	5,649
Contract Owners’ Equity beginning of period	1,078,277	1,087,559	236,512	235,952	418,597	295,546	73,367	67,718

Contract Owners’ Equity end of period	$287,633	1,078,277	303,818	236,512	520,187	418,597	49,107	73,367

CHANGES IN UNITS:
Beginning units	99,178	105,170	21,914	22,784	38,405	28,718	6,775	6,535
Units purchased	6,526	12,516	3,170	1,423	6,344	12,655	719	940
Units redeemed	(82,861)	(18,508)	(278)	(2,293)	(3,468)	(2,968)	(3,480)	(700)

Ending units	22,843	99,178	24,806	21,914	41,281	38,405	4,014	6,775

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	NVSIX2		GVEX2		NVMGA2		AMTB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,427)	1,696	109,636	107,546	909	-	35,078	(39,754)
Realized gain (loss) on investments	(72,163)	(78,065)	313,370	97,457	1,425	-	(21,655)	(288,289)
Change in unrealized gain (loss) on investments	311,960	174,346	2,727,275	1,018,061	5,596	-	(47,982)	360,725
Reinvested capital gains	106,884	263,518	508,985	283,137	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	338,254	361,495	3,659,266	1,506,201	7,930	-	(34,559)	32,682

Equity transactions:
Purchase payments received from contract owners (note 3)	132,460	64,217	300,970	137,341	-	-	109,633	38,443
Transfers between subaccounts (including fixed account), net (note 3)	23,769	952,612	3,670,056	6,083,260	182,623	-	4,050	(415,914)
Redemptions	(284,036)	(156,096)	(1,346,031)	(1,224,981)	(5,407)	-	(1,391,829)	(1,997,843)
Annuity benefits	-	-	(1,618)	(489)	-	-	(16,197)	(17,569)
Contract maintenance charges (note 2)	(2)	(1)	(261)	(194)	(1)	-	(194)	(276)
Contingent deferred sales charges (note 2)	(379)	(1)	(2,309)	(219)	-	-	(128)	(201)
Adjustments to maintain reserves	(81)	(96)	(193)	(600)	(19)	-	(294)	(312)

Net equity transactions	(128,269)	860,635	2,620,614	4,994,118	177,196	-	(1,294,959)	(2,393,672)

Net change in Contract Owners’ Equity	209,985	1,222,130	6,279,880	6,500,319	185,126	-	(1,329,518)	(2,360,990)
Contract Owners’ Equity beginning of period	2,749,234	1,527,104	16,533,551	10,033,232	-	-	14,432,912	16,793,902

Contract Owners’ Equity end of period	$2,959,219	2,749,234	22,813,431	16,533,551	185,126	-	13,103,394	14,432,912

CHANGES IN UNITS:
Beginning units	188,498	125,081	1,146,012	767,070	-	-	1,313,650	1,530,843
Units purchased	60,857	114,129	366,640	681,135	17,963	-	89,589	799,323
Units redeemed	(69,670)	(50,712)	(193,815)	(302,193)	(2,314)	-	(206,690)	(1,016,516)

Ending units	179,685	188,498	1,318,837	1,146,012	15,649	-	1,196,549	1,313,650

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	AMGP		AMCG		AMMCGS		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,127)	(2,386)	(4,344)	(3,697)	(15,036)	(14,842)	(591)	(402)
Realized gain (loss) on investments	1,645	1,656	(1,771)	(2,617)	2,963	(16,267)	507	457
Change in unrealized gain (loss) on investments	20,864	(24,174)	54,399	1,500	219,941	7,522	4,640	6,623
Reinvested capital gains	27,153	38,283	5,060	10,844	24,205	52,804	1,553	4,168

Net increase (decrease) in Contract Owners’ Equity resulting from operations	46,535	13,379	53,344	6,030	232,073	29,217	6,109	10,846

Equity transactions:
Purchase payments received from contract owners (note 3)	1,005	-	-	2,165	12,501	5,752	3	-
Transfers between subaccounts (including fixed account), net (note 3)	(588)	(691)	(2,065)	14,686	(27,209)	83,970	(25)	(71)
Redemptions	(8,347)	(14,041)	(7,789)	(4,635)	(64,200)	(233,198)	(453)	(1,043)
Annuity benefits	-	-	(536)	(996)	(1,112)	(1,734)	-	-
Contract maintenance charges (note 2)	(4)	(4)	(35)	(19)	(12)	(12)	(13)	(12)
Contingent deferred sales charges (note 2)	-	-	-	-	(47)	(349)	-	-
Adjustments to maintain reserves	2	(18)	2,147	62	(172)	(117)	(9)	3

Net equity transactions	(7,932)	(14,754)	(8,278)	11,263	(80,251)	(145,688)	(497)	(1,123)

Net change in Contract Owners’ Equity	38,603	(1,375)	45,066	17,293	151,822	(116,471)	5,612	9,723
Contract Owners’ Equity beginning of period	203,618	204,993	235,118	217,825	1,092,901	1,209,372	53,430	43,707

Contract Owners’ Equity end of period	$242,221	203,618	280,184	235,118	1,244,723	1,092,901	59,042	53,430

CHANGES IN UNITS:
Beginning units	10,643	11,362	9,311	8,929	108,803	123,445	2,617	2,677
Units purchased	52	-	3	573	12,808	18,331	-	-
Units redeemed	(408)	(719)	(348)	(191)	(19,457)	(32,973)	(20)	(60)

Ending units	10,287	10,643	8,966	9,311	102,154	108,803	2,597	2,617

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	AMSRS		OVIGS		OVGR		OVGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(45,263)	(31,221)	2,021	(2,770)	(30,939)	(23,728)	(231,971)	(85,253)
Realized gain (loss) on investments	347,744	543,277	38,629	(50,752)	116,815	59,253	252,122	4,453,178
Change in unrealized gain (loss) on investments	677,910	(128,112)	274,826	27,854	395,300	(507,526)	30,336,342	(12,673,216)
Reinvested capital gains	302,862	283,108	-	23,755	326,296	347,088	-	6,495,064

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,283,253	667,052	315,476	(1,913)	807,472	(124,913)	30,356,493	(1,810,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,410	18,122	1,445	4,886	51,032	65,313	1,270,975	1,047,557
Transfers between subaccounts (including fixed account), net (note 3)	46,820	(781,616)	303,434	687,071	(224,995)	127,778	(2,051,969)	(5,068,818)
Redemptions	(727,438)	(855,500)	(43,243)	(190,752)	(376,771)	(274,515)	(12,857,337)	(11,124,833)
Annuity benefits	(3,513)	(3,154)	-	-	3,061	-	(60,281)	(52,573)
Contract maintenance charges (note 2)	(142)	(140)	(9)	(4)	4	-	(2,176)	(2,106)
Contingent deferred sales charges (note 2)	(30)	(444)	-	(204)	(2,255)	(2,507)	(10,214)	(7,533)
Adjustments to maintain reserves	(293)	(91)	(72)	(50)	(1,868)	74	(1,040)	(652)

Net equity transactions	(678,186)	(1,622,823)	261,555	500,947	(551,792)	(83,857)	(13,712,042)	(15,208,958)

Net change in Contract Owners’ Equity	605,067	(955,771)	577,031	499,034	255,680	(208,770)	16,644,451	(17,019,185)
Contract Owners’ Equity beginning of period	7,781,533	8,737,304	1,161,952	662,918	3,418,251	3,627,021	92,080,844	109,100,029

Contract Owners’ Equity end of period	$8,386,600	7,781,533	1,738,983	1,161,952	3,673,931	3,418,251	108,725,295	92,080,844

CHANGES IN UNITS:
Beginning units	340,690	416,126	130,673	71,796	131,688	135,226	4,719,143	5,538,496
Units purchased	8,588	1,742	62,468	133,138	1,864	22,385	174,585	158,002
Units redeemed	(35,725)	(77,178)	(36,831)	(74,261)	(20,646)	(25,923)	(769,723)	(977,355)

Ending units	313,553	340,690	156,310	130,673	112,906	131,688	4,124,005	4,719,143

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	OVGSS		OVGI		OVGIS		OVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(9,978)	(10,341)	129,838	7,580	(13,317)	(16,064)	(25,079)	(52,657)
Realized gain (loss) on investments	26,598	42,855	3,808,715	4,014,656	146,826	88,982	(195,720)	(373,330)
Change in unrealized gain (loss) on investments	234,994	(140,766)	7,583,710	(5,712,074)	89,662	(130,280)	866,210	1,455,760
Reinvested capital gains	-	66,968	1,505,565	10,157,715	31,295	218,175	478,300	330,963

Net increase (decrease) in Contract Owners’ Equity resulting from operations	251,614	(41,284)	13,027,828	8,467,877	254,466	160,813	1,123,711	1,360,736

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	946,953	903,119	1,248	-	241,396	129,921
Transfers between subaccounts (including fixed account), net (note 3)	(12,336)	(3,762)	(1,855,554)	810,750	5,345	75,855	(411,204)	(179,591)
Redemptions	(60,857)	(399,512)	(9,716,880)	(10,211,340)	(331,943)	(218,827)	(1,074,817)	(1,028,787)
Annuity benefits	(4,155)	(3,536)	(35,798)	(40,408)	-	-	(2,057)	(1,759)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,563)	-	-	(133)	(147)
Contingent deferred sales charges (note 2)	-	(13)	(6,220)	(5,959)	-	-	(685)	(901)
Adjustments to maintain reserves	(16)	24	(552)	(903)	(52)	(39)	(173)	(142)

Net equity transactions	(77,364)	(406,799)	(10,669,454)	(8,546,304)	(325,402)	(143,011)	(1,247,673)	(1,081,406)

Net change in Contract Owners’ Equity	174,250	(448,083)	2,358,374	(78,427)	(70,936)	17,802	(123,962)	279,330
Contract Owners’ Equity beginning of period	774,429	1,222,512	87,578,259	87,656,686	1,886,355	1,868,553	9,445,710	9,166,380

Contract Owners’ Equity end of period	$948,679	774,429	89,936,633	87,578,259	1,815,419	1,886,355	9,321,748	9,445,710

CHANGES IN UNITS:
Beginning units	37,316	57,832	3,627,509	4,010,056	97,674	105,613	500,247	567,437
Units purchased	-	-	86,364	212,070	8,621	12,570	48,177	110,546
Units redeemed	(3,038)	(20,516)	(496,011)	(594,617)	(24,249)	(20,509)	(110,746)	(177,736)

Ending units	34,278	37,316	3,217,862	3,627,509	82,046	97,674	437,678	500,247

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	OVSCS		OVAG		OVSB		OVSBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(994)	(1,486)	(562,463)	(555,636)	46,177	148,838	4,122	52,877
Realized gain (loss) on investments	7,335	4,879	3,508,151	2,388,274	(39,079)	(84,720)	(35,774)	(44,905)
Change in unrealized gain (loss) on investments	4,102	13,522	4,368,145	(5,231,784)	196,906	139,440	99,836	70,426
Reinvested capital gains	8,776	5,735	5,293,337	3,927,837	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	19,219	22,650	12,607,170	528,691	204,004	203,558	68,184	78,398

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	476,097	418,631	61,675	43,071	-	4
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(442,295)	(1,171,043)	249,660	(85,549)	180	(137,038)
Redemptions	(3,092)	(2,335)	(5,492,963)	(5,656,487)	(249,266)	(443,467)	(333,916)	(278,656)
Annuity benefits	(11,538)	(10,330)	(3,349)	(2,996)	-	-	(1,602)	(1,761)
Contract maintenance charges (note 2)	(9)	4	(2,069)	(2,344)	(21)	(22)	-	-
Contingent deferred sales charges (note 2)	-	-	(6,642)	(7,283)	(97)	(173)	-	(21)
Adjustments to maintain reserves	2	1	(1,768)	(2,104)	(124)	(122)	(60)	(92)

Net equity transactions	(14,637)	(12,660)	(5,472,989)	(6,423,626)	61,827	(486,262)	(335,398)	(417,564)

Net change in Contract Owners’ Equity	4,582	9,990	7,134,181	(5,894,935)	265,831	(282,704)	(267,214)	(339,166)
Contract Owners’ Equity beginning of period	160,165	150,175	48,104,013	53,998,948	4,030,567	4,313,271	1,729,135	2,068,301

Contract Owners’ Equity end of period	$164,747	160,165	55,238,194	48,104,013	4,296,398	4,030,567	1,461,921	1,729,135

CHANGES IN UNITS:
Beginning units	-	-	2,100,619	2,385,519	388,269	437,449	99,842	124,990
Units purchased	-	-	70,452	79,100	67,346	51,204	397	2,159
Units redeemed	-	-	(276,913)	(364,000)	(61,604)	(100,384)	(18,943)	(27,307)

Ending units	-	-	1,894,158	2,100,619	394,011	388,269	81,296	99,842

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$161,783	69,502	5,193	164	24,221	67,370	9,918	10,368
Realized gain (loss) on investments	(35,687)	(251,052)	40,457	(68,006)	(192,421)	(662,209)	(65,302)	(19,496)
Change in unrealized gain (loss) on investments	434,315	719,757	125,404	103,229	192,535	612,705	74,614	42,712
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	560,411	538,207	171,054	35,387	24,335	17,866	19,230	33,584

Equity transactions:
Purchase payments received from contract owners (note 3)	11,676	252,125	5,081	4,308	127,739	211,530	20,993	21,168
Transfers between subaccounts (including fixed account), net (note 3)	(305,449)	212,498	44,275	402,744	(2,033,166)	(6,256,840)	(59,025)	51,762
Redemptions	(450,048)	(827,066)	(263,710)	(470,286)	(2,791,521)	(3,689,354)	(156,799)	(95,454)
Annuity benefits	-	-	(1,042)	(441)	(24,349)	(26,318)	-	-
Contract maintenance charges (note 2)	(41)	(51)	(16)	(17)	(197)	(206)	-	-
Contingent deferred sales charges (note 2)	(229)	(227)	(274)	(142)	(1,715)	(970)	(498)	(185)
Adjustments to maintain reserves	(121)	(85)	173	455	1,366	789	(46)	313

Net equity transactions	(744,212)	(362,806)	(215,513)	(63,379)	(4,721,843)	(9,761,369)	(195,375)	(22,396)

Net change in Contract Owners’ Equity	(183,801)	175,401	(44,459)	(27,992)	(4,697,508)	(9,743,503)	(176,145)	11,188
Contract Owners’ Equity beginning of period	4,937,262	4,761,861	2,173,421	2,201,413	27,015,468	36,758,971	838,642	827,454

Contract Owners’ Equity end of period	$4,753,461	4,937,262	2,128,962	2,173,421	22,317,960	27,015,468	662,497	838,642

CHANGES IN UNITS:
Beginning units	469,743	506,374	187,924	198,637	2,312,527	3,154,650	60,331	61,922
Units purchased	17,684	102,890	60,182	145,771	99,035	486,760	14,351	12,087
Units redeemed	(84,004)	(139,521)	(78,830)	(156,484)	(502,224)	(1,328,883)	(28,224)	(13,678)

Ending units	403,423	469,743	169,276	187,924	1,909,338	2,312,527	46,458	60,331

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	PMVTRA		PMVTRD		PMVEBD		PMVSTA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,248	12,925	107,976	116,882	48,116	29,454	5,559	376
Realized gain (loss) on investments	(20,572)	(9,789)	(80,285)	(230,787)	(4,363)	(13,800)	2,036	42
Change in unrealized gain (loss) on investments	55,164	15,884	442,249	299,303	48,755	(4,533)	4,571	(1,340)
Reinvested capital gains	-	-	-	-	-	-	-	1,296

Net increase (decrease) in Contract Owners’ Equity resulting from operations	45,840	19,020	469,940	185,398	92,508	11,121	12,166	374

Equity transactions:
Purchase payments received from contract owners (note 3)	22,634	31,549	110,475	200,870	93,167	7,358	5,288	-
Transfers between subaccounts (including fixed account), net (note 3)	50,590	77,079	1,755,448	898,544	1,080,490	686,709	292,699	648,837
Redemptions	(184,292)	(113,948)	(1,972,700)	(1,687,315)	(106,436)	(92,522)	(44,847)	-
Annuity benefits	-	-	(3,873)	(3,936)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(88)	(124)	(5)	(2)	-	-
Contingent deferred sales charges (note 2)	(852)	(392)	(1,960)	(2,442)	(34)	-	-	-
Adjustments to maintain reserves	291	172	575	1,004	(118)	(146)	(2)	(65)

Net equity transactions	(111,629)	(5,540)	(112,123)	(593,399)	1,067,064	601,397	253,138	648,772

Net change in Contract Owners’ Equity	(65,789)	13,480	357,817	(408,001)	1,159,572	612,518	265,304	649,146
Contract Owners’ Equity beginning of period	1,321,164	1,307,684	12,480,697	12,888,698	965,142	352,624	649,146	-

Contract Owners’ Equity end of period	$1,255,375	1,321,164	12,838,514	12,480,697	2,124,714	965,142	914,450	649,146

CHANGES IN UNITS:
Beginning units	84,787	85,220	1,141,268	1,196,231	91,775	37,557	64,050	-
Units purchased	13,473	12,307	243,466	240,332	145,540	153,383	75,710	70,516
Units redeemed	(20,597)	(12,740)	(252,523)	(295,295)	(50,941)	(99,165)	(50,672)	(6,466)

Ending units	77,663	84,787	1,132,211	1,141,268	186,374	91,775	89,088	64,050

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	GVGMNS		PVEIB		PVTIGB		ROCMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,332)	(1,292)	-	-	237	(95)	(1,925)	(1,700)
Realized gain (loss) on investments	1,898	(4,243)	-	-	6,296	(81)	(5,642)	(6,381)
Change in unrealized gain (loss) on investments	14,593	9,556	1,646	-	2,282	(374)	(18,072)	75,701
Reinvested capital gains	4,800	-	-	-	-	-	41,958	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	19,959	4,021	1,646	-	8,815	(550)	16,319	67,620

Equity transactions:
Purchase payments received from contract owners (note 3)	8,581	5,768	-	-	-	-	14,557	10,802
Transfers between subaccounts (including fixed account), net (note 3)	61,117	745	-	-	60,698	24,925	(5,738)	2,021
Redemptions	(39,851)	(54,995)	-	-	(37,435)	-	(45,905)	(46,833)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(569)	-	-	-	-	(193)	(130)
Adjustments to maintain reserves	(14)	(20)	(1,646)	-	(13)	2	(46)	(39)

Net equity transactions	29,829	(49,072)	(1,646)	-	23,250	24,927	(37,325)	(34,179)

Net change in Contract Owners’ Equity	49,788	(45,051)	-	-	32,065	24,377	(21,006)	33,441
Contract Owners’ Equity beginning of period	143,584	188,635	-	-	24,377	-	432,242	398,801

Contract Owners’ Equity end of period	$193,372	143,584	-	-	56,442	24,377	411,236	432,242

CHANGES IN UNITS:
Beginning units	12,607	17,128	-	-	2,473	-	31,418	34,306
Units purchased	5,926	745	-	-	9,291	4,966	2,215	2,581
Units redeemed	(3,333)	(5,266)	-	-	(7,194)	(2,493)	(4,890)	(5,469)

Ending units	15,200	12,607	-	-	4,570	2,473	28,743	31,418

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	RVARS		SBLD		SBLJ		SBLN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,093)	(13,071)	4,307	3,462	(224)	(733)	2,624	833
Realized gain (loss) on investments	705	3,526	29,502	9,955	7,430	33,755	7,247	3,971
Change in unrealized gain (loss) on investments	29,543	(12,028)	1,277	2,737	24,070	(27,863)	50,357	26,869
Reinvested capital gains	-	-	-	-	-	539	13,080	9,617

Net increase (decrease) in Contract Owners’ Equity resulting from operations	20,155	(21,573)	35,086	16,154	31,276	5,698	73,308	41,290

Equity transactions:
Purchase payments received from contract owners (note 3)	39,833	27,036	5,815	7,767	4,319	4,746	16,211	36,855
Transfers between subaccounts (including fixed account), net (note 3)	(342,193)	228,323	(14,531)	56,420	(9,628)	(20,061)	14,678	254,428
Redemptions	(101,801)	(164,539)	(23,570)	(21,243)	(20,696)	(15,346)	(40,679)	(21,812)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1)	(5)	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(36)	(15)	(172)	(78)	(193)	(101)	(109)	(22)
Adjustments to maintain reserves	(47)	(64)	33	(49)	(35)	(14)	53	(102)

Net equity transactions	(404,245)	90,736	(32,425)	42,817	(26,233)	(30,776)	(9,861)	269,332

Net change in Contract Owners’ Equity	(384,090)	69,163	2,661	58,971	5,043	(25,078)	63,447	310,622
Contract Owners’ Equity beginning of period	1,238,068	1,168,905	251,590	192,619	140,796	165,874	562,690	252,068

Contract Owners’ Equity end of period	$853,978	1,238,068	254,251	251,590	145,839	140,796	626,137	562,690

CHANGES IN UNITS:
Beginning units	121,608	112,925	19,344	16,177	8,956	11,328	35,383	16,970
Units purchased	9,907	67,339	3,780	15,304	1,715	12,216	1,818	21,630
Units redeemed	(49,761)	(58,656)	(5,954)	(12,137)	(3,148)	(14,588)	(2,406)	(3,217)

Ending units	81,754	121,608	17,170	19,344	7,523	8,956	34,795	35,383

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	SBLO		SBLP		SBLQ		SBLV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(61)	945	12,832	20,348	(4,402)	(5,487)	(7,515)	(3,067)
Realized gain (loss) on investments	9,766	2,589	(76)	(2,397)	15,769	10,062	132,333	58,359
Change in unrealized gain (loss) on investments	4,623	30,152	2,117	21,330	(16,750)	69,587	40,075	157,172
Reinvested capital gains	16,023	8,228	-	-	20,742	46,051	31,476	164,484

Net increase (decrease) in Contract Owners’ Equity resulting from operations	30,351	41,914	14,873	39,281	15,359	120,213	196,369	376,948

Equity transactions:
Purchase payments received from contract owners (note 3)	348	6,772	7,457	7,751	20,264	20,247	43,592	46,770
Transfers between subaccounts (including fixed account), net (note 3)	2,401	1,715	100,028	(1,377)	14,912	(87,642)	(342,617)	36,761
Redemptions	(25,285)	(5,531)	(15,393)	(28,861)	(75,225)	(39,037)	(149,791)	(163,597)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	(38)	(21)	(51)	(225)	(162)	(1,038)	(512)
Adjustments to maintain reserves	(58)	(80)	(2)	(10)	48	(136)	(57)	(401)

Net equity transactions	(22,630)	2,838	92,069	(22,548)	(40,226)	(106,730)	(449,911)	(80,979)

Net change in Contract Owners’ Equity	7,721	44,752	106,942	16,733	(24,867)	13,483	(253,542)	295,969
Contract Owners’ Equity beginning of period	239,826	195,074	268,189	251,456	612,050	598,567	1,946,667	1,650,698

Contract Owners’ Equity end of period	$247,547	239,826	375,131	268,189	587,183	612,050	1,693,125	1,946,667

CHANGES IN UNITS:
Beginning units	12,930	12,764	13,924	15,170	27,178	33,257	95,468	101,394
Units purchased	146	598	5,494	1,412	2,106	5,323	3,690	13,067
Units redeemed	(1,325)	(432)	(880)	(2,658)	(3,861)	(11,402)	(25,344)	(18,993)

Ending units	11,751	12,930	18,538	13,924	25,423	27,178	73,814	95,468

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	SBLX		SBLY		TRHS2		VWHAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(307)	(826)	(92)	(1,228)	(424,210)	(513,904)	(62,131)	(50,569)
Realized gain (loss) on investments	2,706	506	10,775	14,841	1,345,399	4,469,153	275,684	(1,199,139)
Change in unrealized gain (loss) on investments	12,558	(2,359)	17,171	(4,211)	6,035,577	(11,049,667)	(501,146)	3,033,637
Reinvested capital gains	-	4,566	-	9,073	1,656,755	278,213	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	14,957	1,887	27,854	18,475	8,613,521	(6,816,205)	(287,593)	1,783,929

Equity transactions:
Purchase payments received from contract owners (note 3)	741	970	3,841	3,971	956,362	746,854	219,034	176,841
Transfers between subaccounts (including fixed account), net (note 3)	(26,731)	(92,503)	(3,978)	(179,088)	(794,395)	(9,553,179)	(2,385,391)	3,953,447
Redemptions	(16,904)	(2,499)	(9,708)	(10,748)	(4,978,888)	(9,066,188)	(698,585)	(696,404)
Annuity benefits	-	-	-	-	(52,136)	(47,919)	(283)	(276)
Contract maintenance charges (note 2)	-	-	-	-	(543)	(709)	(73)	(74)
Contingent deferred sales charges (note 2)	(28)	(27)	(42)	(24)	(10,568)	(3,630)	(347)	(823)
Adjustments to maintain reserves	(72)	40	(15)	50	16,508	8,794	(208)	(235)

Net equity transactions	(42,994)	(94,019)	(9,902)	(185,839)	(4,863,660)	(17,915,977)	(2,865,853)	3,432,476

Net change in Contract Owners’ Equity	(28,037)	(92,132)	17,952	(167,364)	3,749,861	(24,732,182)	(3,153,446)	5,216,405
Contract Owners’ Equity beginning of period	106,657	198,789	81,148	248,512	36,189,315	60,921,497	8,300,807	3,084,402

Contract Owners’ Equity end of period	$78,620	106,657	99,100	81,148	39,939,176	36,189,315	5,147,361	8,300,807

CHANGES IN UNITS:
Beginning units	6,248	13,076	5,084	16,765	1,266,281	1,885,800	1,062,304	558,675
Units purchased	371	4,645	2,504	6,340	235,115	247,712	265,549	928,883
Units redeemed	(2,809)	(11,473)	(2,763)	(18,021)	(391,349)	(867,231)	(649,627)	(425,254)

Ending units	3,810	6,248	4,825	5,084	1,110,047	1,266,281	678,226	1,062,304

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	VWEM		VWHA		VYDS		WRASP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(117,586)	(88,959)	(99,244)	(71,534)	(12,489)	(3,875)	325,084	(493,080)
Realized gain (loss) on investments	388,432	(568,285)	(769,905)	(951,790)	59,810	51,300	1,623,814	126,444
Change in unrealized gain (loss) on investments	6,308,252	449,882	409,097	4,599,535	517,539	(191,926)	10,360,704	(3,497,267)
Reinvested capital gains	-	78,744	-	-	38,154	211,694	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,579,098	(128,618)	(460,052)	3,576,211	603,014	67,193	12,309,602	(3,863,903)

Equity transactions:
Purchase payments received from contract owners (note 3)	73,058	157,517	10,697	(43,113)	19,800	8,100	915,513	1,401,198
Transfers between subaccounts (including fixed account), net (note 3)	2,090,521	(801,720)	(624,874)	(622,166)	(23,997)	(58,261)	(5,584,080)	(12,147,017)
Redemptions	(1,700,685)	(1,842,971)	(1,223,125)	(1,082,629)	(257,839)	(212,364)	(10,300,177)	(13,060,916)
Annuity benefits	(161)	(137)	(5,088)	(5,064)	-	-	(13,218)	(21,046)
Contract maintenance charges (note 2)	(187)	(197)	(138)	(152)	-	-	(241)	(321)
Contingent deferred sales charges (note 2)	(458)	(1,650)	(361)	(713)	(5)	-	(3,781)	(3,975)
Adjustments to maintain reserves	(521)	(394)	829	610	(60)	(54)	109	60

Net equity transactions	461,567	(2,489,552)	(1,842,060)	(1,753,227)	(262,101)	(262,579)	(14,985,875)	(23,832,017)

Net change in Contract Owners’ Equity	7,040,665	(2,618,170)	(2,302,112)	1,822,984	340,913	(195,386)	(2,676,273)	(27,695,920)
Contract Owners’ Equity beginning of period	13,126,856	15,745,026	11,066,140	9,243,156	2,556,222	2,751,608	80,727,236	108,423,156

Contract Owners’ Equity end of period	$20,167,521	13,126,856	8,764,028	11,066,140	2,897,135	2,556,222	78,050,963	80,727,236

CHANGES IN UNITS:
Beginning units	441,616	509,807	381,139	449,773	141,456	156,255	3,110,006	4,031,691
Units purchased	129,785	40,652	1,117	1,182	1,201	1,200	69,538	138,523
Units redeemed	(113,086)	(108,843)	(64,819)	(69,816)	(14,465)	(15,999)	(605,618)	(1,060,208)

Ending units	458,315	441,616	317,437	381,139	128,192	141,456	2,573,926	3,110,006

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	WRBP		WRBDP		WRCEP		WRDIV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$213,896	117,310	232,990	671,696	(579,934)	(581,888)	22,734	17,339
Realized gain (loss) on investments	(600,049)	(442,172)	(155,572)	(25,785)	1,716,182	(2,879,053)	698,234	536,651
Change in unrealized gain (loss) on investments	3,332,249	(5,900,590)	962,402	793,536	11,047,915	(5,322,375)	599,559	(557,808)
Reinvested capital gains	1,228,432	6,552,767	336,491	141,283	3,560,616	10,901,198	434,672	715,253

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,174,528	327,315	1,376,311	1,580,730	15,744,779	2,117,882	1,755,199	711,435

Equity transactions:
Purchase payments received from contract owners (note 3)	249,208	398,177	500,809	938,295	977,415	1,258,083	80,064	135,319
Transfers between subaccounts (including fixed account), net (note 3)	27,964	1,264,218	(42,526)	327,360	(1,387,428)	(2,466,518)	(232,455)	467,467
Redemptions	(5,379,958)	(5,163,921)	(5,712,508)	(6,732,828)	(11,537,206)	(10,682,829)	(1,761,135)	(1,319,669)
Annuity benefits	(2,355)	(3,693)	(3,215)	(4,952)	(5,875)	(6,233)	48	(545)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,836)	(1,091)	(915)	(1,305)	(1,056)	(2,989)	(41)	(37)
Adjustments to maintain reserves	297	209	(11)	(4,584)	969	645	(1,355)	(7,391)

Net equity transactions	(5,109,680)	(3,506,101)	(5,258,366)	(5,478,014)	(11,953,181)	(11,899,841)	(1,914,874)	(724,856)

Net change in Contract Owners’ Equity	(935,152)	(3,178,786)	(3,882,055)	(3,897,284)	3,791,598	(9,781,959)	(159,675)	(13,421)
Contract Owners’ Equity beginning of period	43,340,703	46,519,489	49,643,748	53,541,032	86,884,270	96,666,229	13,179,769	13,193,190

Contract Owners’ Equity end of period	$42,405,551	43,340,703	45,761,693	49,643,748	90,675,868	86,884,270	13,020,094	13,179,769

CHANGES IN UNITS:
Beginning units	2,082,755	2,255,835	2,966,549	3,294,229	4,574,121	5,225,571	639,100	676,065
Units purchased	97,633	198,963	176,859	275,719	129,398	200,705	35,568	84,806
Units redeemed	(329,584)	(372,043)	(487,043)	(603,399)	(709,471)	(852,155)	(122,437)	(121,771)

Ending units	1,850,804	2,082,755	2,656,365	2,966,549	3,994,048	4,574,121	552,231	639,100

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	WRENG		WRGBP		WRGNR		WRGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,143)	(40,406)	60,651	81,425	(54,604)	(24,934)	(856,957)	(1,033,699)
Realized gain (loss) on investments	(153,883)	(106,574)	(27,926)	(57,873)	(173,049)	(318,409)	1,803,316	3,225,951
Change in unrealized gain (loss) on investments	(524,299)	1,335,901	78,157	159,689	272,362	1,556,288	14,636,699	(12,743,327)
Reinvested capital gains	-	-	-	-	-	-	8,852,931	10,273,366

Net increase (decrease) in Contract Owners’ Equity resulting from operations	(693,325)	1,188,921	110,882	183,241	44,709	1,212,945	24,435,989	(277,709)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,842	19,964	56,612	36,536	64,889	51,029	875,025	897,990
Transfers between subaccounts (including fixed account), net (note 3)	(451,052)	588,263	597,455	160,911	(225,519)	(272,336)	(1,324,372)	(2,838,906)
Redemptions	(435,807)	(437,535)	(370,186)	(433,990)	(762,171)	(718,054)	(11,853,549)	(10,788,332)
Annuity benefits	-	-	-	-	(415)	(396)	(5,393)	(4,439)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(52)	(30)	(6)	(53)	(193)	(3,790)	(4,475)
Adjustments to maintain reserves	(40)	(108)	(31)	(37)	(94)	(95)	(909)	(4,267)

Net equity transactions	(845,059)	170,532	283,820	(236,586)	(923,363)	(940,045)	(12,312,988)	(12,742,429)

Net change in Contract Owners’ Equity	(1,538,384)	1,359,453	394,702	(53,345)	(878,654)	272,900	12,123,001	(13,020,138)
Contract Owners’ Equity beginning of period	5,069,084	3,709,631	3,474,290	3,527,635	6,356,761	6,083,861	91,921,496	104,941,634

Contract Owners’ Equity end of period	$3,530,700	5,069,084	3,868,992	3,474,290	5,478,107	6,356,761	104,044,497	91,921,496

CHANGES IN UNITS:
Beginning units	397,706	387,607	328,816	354,040	575,750	675,666	4,952,140	5,662,400
Units purchased	67,272	117,000	98,283	60,612	41,394	57,418	179,802	180,968
Units redeemed	(144,418)	(106,901)	(72,303)	(85,836)	(129,847)	(157,334)	(751,996)	(891,228)

Ending units	320,560	397,706	354,796	328,816	487,297	575,750	4,379,946	4,952,140

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	WRHIP		WRIP		WRI2P		WRLTBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,739,171	3,812,947	(231,356)	(188,043)	32,305	24,474	22,891	18,536
Realized gain (loss) on investments	193,572	(59,872)	1,017,710	806,803	143,695	113,556	3,104	7,565
Change in unrealized gain (loss) on investments	394,705	4,669,194	3,106,996	(2,220,617)	1,846,473	(290,876)	(10,717)	12,914
Reinvested capital gains	-	-	578,016	627,081	-	103,203	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,327,448	8,422,269	4,471,366	(974,776)	2,022,473	(49,643)	15,278	39,015

Equity transactions:
Purchase payments received from contract owners (note 3)	476,289	354,796	219,518	188,484	314,137	139,978	30,301	26,033
Transfers between subaccounts (including fixed account), net (note 3)	16,811	395,933	579,945	(406,759)	310,968	425,058	(112,108)	1,798,732
Redemptions	(7,071,509)	(7,213,798)	(2,819,366)	(2,326,638)	(1,465,272)	(1,082,237)	(607,266)	(1,373,972)
Annuity benefits	(9,940)	(9,284)	(675)	(940)	(1,233)	(1,085)	-	-
Contract maintenance charges (note 2)	(113)	(121)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,497)	(3,273)	(1,033)	(706)	(128)	(10)	-	-
Adjustments to maintain reserves	702	(2,923)	(1,099)	(3,861)	117	114	(58)	(38)

Net equity transactions	(6,591,257)	(6,478,670)	(2,022,710)	(2,550,420)	(841,411)	(518,182)	(689,131)	450,755

Net change in Contract Owners’ Equity	(3,263,809)	1,943,599	2,448,656	(3,525,196)	1,181,062	(567,825)	(673,853)	489,770
Contract Owners’ Equity beginning of period	62,506,414	60,562,815	19,796,181	23,321,377	9,745,367	10,313,192	5,656,834	5,167,064

Contract Owners’ Equity end of period	$59,242,605	62,506,414	22,244,837	19,796,181	10,926,429	9,745,367	4,982,981	5,656,834

CHANGES IN UNITS:
Beginning units	2,227,209	2,481,852	1,353,789	1,529,441	525,621	557,057	552,515	509,157
Units purchased	194,828	290,444	115,728	105,603	75,539	88,098	55,357	239,532
Units redeemed	(422,083)	(545,087)	(233,645)	(281,255)	(117,555)	(119,534)	(122,565)	(196,174)

Ending units	1,999,954	2,227,209	1,235,872	1,353,789	483,605	525,621	485,307	552,515

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	WRMIC		WRMCG		WRMMP		WRRESP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(27,708)	(27,946)	(163,484)	(154,432)	(61,781)	(127,513)	15,356	(1,764)
Realized gain (loss) on investments	(115,049)	(88,963)	561,052	108,508	-	-	120,229	472,156
Change in unrealized gain (loss) on investments	316,026	108,885	2,531,269	(158,288)	-	-	(729,493)	(968,346)
Reinvested capital gains	7,181	277,212	447,006	781,250	705	418	894,016	709,130

Net increase (decrease) in Contract Owners’ Equity resulting from operations	180,450	269,188	3,375,843	577,038	(61,076)	(127,095)	300,108	211,176

Equity transactions:
Purchase payments received from contract owners (note 3)	2,408	5,844	118,741	139,443	4,740,626	5,043,817	8,068	68,778
Transfers between subaccounts (including fixed account), net (note 3)	(125,443)	(295,039)	676,111	(282,454)	8,076,442	11,643,251	(189,058)	533,626
Redemptions	(326,401)	(190,030)	(1,872,880)	(1,761,555)	(13,365,793)	(15,992,234)	(854,543)	(786,688)
Annuity benefits	-	-	(682)	(602)	(2,851)	(2,949)	(2,453)	(2,483)
Contract maintenance charges (note 2)	-	-	(31)	(26)	-	-	-	-
Contingent deferred sales charges (note 2)	(14)	(30)	(561)	(70)	(3)	(7)	(161)	(405)
Adjustments to maintain reserves	(131)	20	(126)	47	402	428	21	117

Net equity transactions	(449,581)	(479,235)	(1,079,428)	(1,905,217)	(551,177)	692,306	(1,038,126)	(187,055)

Net change in Contract Owners’ Equity	(269,131)	(210,047)	2,296,415	(1,328,179)	(612,253)	565,211	(738,018)	24,121
Contract Owners’ Equity beginning of period	2,669,548	2,879,595	13,571,138	14,899,317	13,213,277	12,648,066	7,690,057	7,665,936

Contract Owners’ Equity end of period	$2,400,417	2,669,548	15,867,553	13,571,138	12,601,024	13,213,277	6,952,039	7,690,057

CHANGES IN UNITS:
Beginning units	110,215	133,260	567,091	654,040	1,267,052	1,203,265	323,476	332,526
Units purchased	7,051	9,279	72,666	106,057	1,583,289	1,949,941	14,815	58,859
Units redeemed	(25,376)	(32,324)	(111,670)	(193,006)	(1,634,365)	(1,886,154)	(57,869)	(67,909)

Ending units	91,890	110,215	528,087	567,091	1,215,976	1,267,052	280,422	323,476

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	WRSTP		WRSCP		WRSCV		WRVP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(674,126)	(614,711)	(430,617)	(415,827)	(68,340)	(39,998)	111,201	33,273
Realized gain (loss) on investments	5,839,799	1,764,534	216,226	(351,942)	102,545	41,994	384,226	(976,577)
Change in unrealized gain (loss) on investments	5,767,357	(3,585,852)	6,948,633	(2,743,072)	(55,090)	887,119	2,596,614	(8,453)
Reinvested capital gains	5,199,249	2,232,000	962,623	4,016,402	734,024	432,815	695,453	4,144,111

Net increase (decrease) in Contract Owners’ Equity resulting from operations	16,132,279	(204,029)	7,696,865	505,561	713,139	1,321,930	3,787,494	3,192,354

Equity transactions:
Purchase payments received from contract owners (note 3)	291,222	407,762	325,570	503,823	18,477	14,735	220,083	273,836
Transfers between subaccounts (including fixed account), net (note 3)	(756,254)	(2,060,450)	(424,974)	(942,554)	(114,787)	950,038	(980,576)	(463,087)
Redemptions	(8,326,068)	(5,666,504)	(4,663,389)	(4,291,083)	(997,123)	(504,267)	(3,869,101)	(4,529,179)
Annuity benefits	(2,984)	(2,468)	(1,306)	(1,158)	40	(429)	-	(2,769)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,696)	(1,989)	(2,347)	(1,591)	(122)	(30)	(1,236)	(1,255)
Adjustments to maintain reserves	1,853	1,059	73	67	(1,064)	(6,575)	(77)	(218)

Net equity transactions	(8,793,927)	(7,322,590)	(4,766,373)	(4,732,496)	(1,094,579)	453,472	(4,630,907)	(4,722,672)

Net change in Contract Owners’ Equity	7,338,352	(7,526,619)	2,930,492	(4,226,935)	(381,440)	1,775,402	(843,413)	(1,530,318)
Contract Owners’ Equity beginning of period	55,398,654	62,925,273	37,413,444	41,640,379	6,543,381	4,767,979	36,324,391	37,854,709

Contract Owners’ Equity end of period	$62,737,006	55,398,654	40,343,936	37,413,444	6,161,941	6,543,381	35,480,978	36,324,391

CHANGES IN UNITS:
Beginning units	2,082,654	2,376,530	1,823,106	2,066,180	262,487	244,035	1,552,197	1,779,137
Units purchased	83,400	104,182	56,515	98,736	37,857	82,488	61,909	93,523
Units redeemed	(361,779)	(398,058)	(265,006)	(341,810)	(80,639)	(64,036)	(251,207)	(320,463)

Ending units	1,804,275	2,082,654	1,614,615	1,823,106	219,705	262,487	1,362,899	1,552,197

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	SVOF		WFVSCG		OVGS3		JAIGS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,806)	345	(59,613)	(55,698)	-	-	-	-
Realized gain (loss) on investments	3,881	10,452	(270,372)	(945,463)	-	-	-	-
Change in unrealized gain (loss) on investments	13,911	(9,893)	1,310,505	602,298	-	-	-	-
Reinvested capital gains	14,422	16,098	144,621	446,700	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	30,408	17,002	1,125,141	47,837	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	11	5,753	55,141	79,549	(897)	-	-	39,784
Transfers between subaccounts (including fixed account), net (note 3)	(157)	13,830	(200,256)	(780,687)	(510)	(1)	-	(30,347)
Redemptions	(4,783)	(49,820)	(336,411)	(728,073)	1,407	1	-	(9,437)
Annuity benefits	(3,114)	(2,759)	(865)	(871)	-	-	-	-
Contract maintenance charges (note 2)	(36)	(22)	(44)	(36)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(226)	(163)	-	-	-	-
Adjustments to maintain reserves	1,560	1,095	(256)	(192)	-	-	-	(2,610)

Net equity transactions	(6,519)	(31,923)	(482,917)	(1,430,473)	-	-	-	(2,610)

Net change in Contract Owners’ Equity	23,889	(14,921)	642,224	(1,382,636)	-	-	-	(2,610)
Contract Owners’ Equity beginning of period	172,300	187,221	4,893,615	6,276,251	7,146	7,146	-	2,610

Contract Owners’ Equity end of period	$196,189	172,300	5,535,839	4,893,615	7,146	7,146	-	-

CHANGES IN UNITS:
Beginning units	7,057	8,647	196,910	270,263	-	-	-	-
Units purchased	1	867	48,294	65,371	(888)	-	-	2,829
Units redeemed	(223)	(2,457)	(66,122)	(138,724)	888	-	-	(2,829)

Ending units	6,835	7,057	179,082	196,910	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FTVDM3		PVGIB		TIF3		HIBF3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	200	65	-	-	-	-
Realized gain (loss) on investments	-	-	2,637	(40)	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	(3,723)	1,133	-	-	-	-
Reinvested capital gains	-	-	1,439	346	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	-	-	553	1,504	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(18)	(4)	-	-	-	-	3	-
Transfers between subaccounts (including fixed account), net (note 3)	18	4	-	-	-	-	-	-
Redemptions	-	-	-	(1,009)	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	867	(12)	-	-	(3)	-

Net equity transactions	-	-	867	(1,021)	-	-	-	-

Net change in Contract Owners’ Equity	-	-	1,420	483	-	-	-	-
Contract Owners’ Equity beginning of period	277	277	11,898	11,415	327	327	11,446	11,446

Contract Owners’ Equity end of period	$277	277	13,318	11,898	327	327	11,446	11,446

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	(2)	7	-	-	-	-	-	-
Units redeemed	2	(7)	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	FOSR		CAF		SGRF		GVDIV6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	(50,888)	-	-	-	-
Realized gain (loss) on investments	-	-	-	3,946,875	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	(6,392,198)	-	-	-	-
Reinvested capital gains	-	-	-	2,297,043	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	-	-	-	(199,168)	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	133,592	690	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	(26,776,851)	(1,082)	-	-	-
Redemptions	-	-	-	(879,554)	(1,147)	-	-	(1)
Annuity benefits	-	-	-	(708)	1,539	-	-	11
Contract maintenance charges (note 2)	-	-	-	(679)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(1,988)	-	-	-	-
Adjustments to maintain reserves	337	-	-	(2,063)	-	-	-	(10)

Net equity transactions	337	-	-	(27,528,251)	-	-	-	-

Net change in Contract Owners’ Equity	337	-	-	(27,727,419)	-	-	-	-
Contract Owners’ Equity beginning of period	-	-	-	27,727,419	48	48	156	156

Contract Owners’ Equity end of period	$337	-	-	-	48	48	156	156

CHANGES IN UNITS:
Beginning units	-	-	-	2,002,245	-	-	-	-
Units purchased	-	-	-	21,670	(756)	-	-	-
Units redeemed	-	-	-	(2,023,915)	756	-	-	-

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series - Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc.- Initial Shares (DSIF)

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.- Initial Shares (DSRG)

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.- Service Shares (DSRGS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

EATON VANCE FUNDS

Floating- Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity - Income Portfolio - Service Class (FEIS)

VIP Equity - Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio - Service Class 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio - Class I (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

The following table provides variables account charges by asset fee rates for the period ended December 31, 2017.

	Total	HVSIT	ALVGIB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2

0.95%	$14,863,160	$1,081	$-	$-	$690	$9,604	$178,597	$-
1.00%	5,067,310	253	-	-	23	4,081	57,887	-
1.05%	998,926	-	-	-	366	425	12,970	-
1.10%	8,342,951	-	-	-	420	3,611	87,347	-
1.15%	3,944,277	-	-	-	562	3,224	33,370	-
1.20%	9,464,121	139	-	-	1,818	14,386	109,301	-
1.25%	1,628,715	-	162	-	-	722	15,417	-
1.30%	1,446,135	-	-	-	-	848	21,553	-
1.35%	2,020,745	-	-	-	2,150	3,888	17,672	-
1.40%	1,966,289	102	-	-	-	1,982	18,435	-
1.45%	306,349	96	-	-	-	-	2,019	-
1.50%	690,186	117	2,678	3,024	-	5,798	8,734	1,849
1.55%	515,856	-	-	-	-	50	7,984	-
1.60%	785,419	-	292	1,358	-	1,456	6,839	298
1.65%	760,139	-	4,627	3,500	-	2,981	12,490	458
1.70%	91,909	-	-	-	-	46	910	-
1.75%	423,812	11	248	76	-	1,316	4,111	1,297
1.80%	274,967	-	198	246	-	824	7,161	436
1.85%	107,703	-	-	-	-	99	1,737	-
1.90%	53,593	-	-	534	-	72	-	738
1.95%	228,417	-	3,815	3,970	-	5,486	3,969	1,040
2.00%	46,821	-	-	-	-	38	189	-
2.05%	184,194	-	518	1,194	-	1,060	2,493	582
2.10%	128,191	-	1,806	587	-	802	437	2,057
2.15%	45,386	-	-	-	-	759	62	-
2.20%	172,288	-	1,325	1,053	-	2,567	221	151
2.25%	522,075	-	-	-	-	13,120	18	-
2.35%	18,631	-	-	-	-	-	-	977
2.45%	14,954	-	-	-	-	-	-	209
2.50%	11,120	-	-	-	-	-	-	-
2.60%	59,735	-	568	183	-	1,006	-	907

Totals	$55,184,374	$1,799	$16,237	$15,725	$6,029	$80,251	$611,923	$10,999

	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVHY3	BRVTR3

0.95%	$96,244	$974	$69,484	$-	$-	$2,260	$3,735	$4,479
1.00%	20,778	72	14,163	-	-	-	680	887
1.05%	4,660	-	1,797	-	-	-	464	63
1.10%	18,054	8,529	24,213	-	-	13,149	2,600	1,973
1.15%	17,031	5,671	9,491	-	-	5,900	585	444
1.20%	58,522	215	56,498	-	-	574	5,112	4,661
1.25%	13,593	120	1,786	4,355	-	213	434	595
1.30%	5,987	121	8,204	-	-	946	205	143
1.35%	20,412	-	13,552	-	-	-	1,238	331
1.40%	5,610	-	7,692	-	-	-	342	192
1.45%	835	-	194	-	-	-	438	-
1.50%	3,195	-	636	-	-	-	-	-
1.55%	5,791	-	3,836	-	-	-	288	-
1.60%	4,178	-	15	-	-	-	-	-
1.65%	1,775	-	1,112	-	-	-	-	46
1.70%	21	-	-	-	-	-	-	-
1.75%	1,621	393	290	-	441	-	-	-
1.80%	2,220	-	-	-	-	-	221	-
1.85%	1,913	-	45	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.95%	757	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	27	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	1,652	-	-	-	-	-	-	-
2.20%	1,450	-	931	-	-	-	-	-
2.25%	11,253	-	-	8,028	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	232	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	286	-	-	-	-	-	-	-

Totals	$298,070	$16,095	$213,966	$12,383	$441	$23,042	$16,342	$13,814

	BRVED3	MLVGA3	CLVHY2	DWVSVS	DVMCSS	DVSCS	DSIF	DSRG

0.95%	$6,394	$78,382	$248	$12,734	$8,635	$68,969	$963,105	$115,851
1.00%	1,205	23,420	63	2,839	1,597	24,669	462,117	51,451
1.05%	614	5,288	-	5	43	1,466	82,128	11,774
1.10%	2,471	29,601	286	3,449	1,077	32,983	406,814	89,231
1.15%	1,002	22,164	47	1,086	1,427	19,799	204,187	26,170
1.20%	10,736	114,376	19	12,826	1,818	50,360	709,159	64,279
1.25%	145	9,960	-	662	342	12,225	101,682	8,474
1.30%	3,018	14,248	-	4,107	335	6,648	92,796	6,824
1.35%	741	21,486	-	3,402	175	23,300	110,038	11,004
1.40%	2,054	16,976	-	5,636	-	12,963	91,826	9,480
1.45%	1,340	3,479	-	100	-	4,786	12,561	1,191
1.50%	-	3,267	-	-	53	117	19,873	5,621
1.55%	-	2,010	-	2,785	1,230	1,340	13,772	1,787
1.60%	-	3,149	-	-	-	3,189	35,596	845
1.65%	-	3,559	-	7	692	3,902	27,760	1,992
1.70%	-	454	-	-	326	869	11,481	144
1.75%	-	3,199	-	6	-	2,658	14,494	1,713
1.80%	-	81	-	51	41	457	4,949	67
1.85%	-	197	-	-	630	1,067	3,274	144
1.90%	-	7,453	-	-	-	-	342	270
1.95%	-	770	-	-	2,150	6	3,693	-
2.00%	-	-	-	-	-	-	194	-
2.05%	-	34	-	-	-	1,006	623	194
2.10%	-	-	-	-	216	-	439	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	537	-	-	16	1,366	6,448	-
2.25%	-	-	-	-	-	48	17,738	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$29,720	$364,090	$663	$49,695	$20,803	$274,193	$3,397,089	$408,506

	DSRGS	DCAP	DCAPS	DSC	DVIV	ETVFR	FCA2S	FHIBS

0.95%	$-	$157,187	$-	$48	$-	$15,091	$-	$-
1.00%	-	71,084	-	-	-	10,643	-	-
1.05%	-	15,916	-	-	-	102	-	-
1.10%	-	68,477	-	138	8	38,180	-	-
1.15%	-	29,061	-	-	12	1,392	-	-
1.20%	-	108,116	-	-	-	15,133	-	-
1.25%	-	13,924	-	-	-	2,556	-	-
1.30%	-	14,279	-	-	-	4,676	-	-
1.35%	-	18,486	-	-	-	22,318	-	-
1.40%	-	14,318	-	30	-	1,060	-	-
1.45%	-	1,510	-	-	-	407	-	-
1.50%	516	3,261	1,857	-	-	385	372	3,358

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.55%	-	2,068	-	-	-	177	-	-
1.60%	39	3,334	254	-	-	-	458	1,441
1.65%	68	5,139	2,307	-	-	1,445	-	2,558
1.70%	-	1,224	-	-	-	-	-	-
1.75%	-	3,016	621	-	-	-	-	635
1.80%	-	1,984	24	-	-	-	58	471
1.85%	-	86	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	762	-	-	-	361	3,844
2.00%	-	281	-	-	-	-	-	259
2.05%	-	513	3,311	-	-	-	229	5,102
2.10%	624	-	1,977	-	-	-	70	1,653
2.15%	-	-	-	-	-	-	134	-
2.20%	-	169	797	-	-	-	893	713
2.25%	-	2,076	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	1,036	-	-	-	-	325
2.50%	-	-	202	-	-	-	-	-
2.60%	4	-	1,822	-	-	-	107	917

Totals	$1,251	$535,509	$14,970	$216	$20	$113,565	$2,682	$21,276

	FQB	FQBS	FVSS2	FB2	FCS	FNRS2	FEIS	FEI2

0.95%	$180,946	$-	$-	$7,167	$10,244	$26,861	$562,906	$-
1.00%	48,917	-	-	3,652	976	11,407	267,574	-
1.05%	10,702	-	-	336	-	2,446	52,617	-
1.10%	87,117	-	-	2,113	90,204	15,584	243,023	-
1.15%	42,371	-	-	781	39,287	6,765	105,568	-
1.20%	139,894	-	-	1,756	3,246	26,625	381,459	-
1.25%	21,908	-	-	-	1,675	2,766	58,276	-
1.30%	29,181	-	-	-	2,729	4,469	47,668	-
1.35%	28,396	-	-	1,380	-	9,535	89,178	-
1.40%	38,016	-	-	-	-	4,523	82,969	-
1.45%	4,333	-	-	-	-	753	7,366	-
1.50%	5,346	6,870	241	-	-	331	18,783	14,935
1.55%	6,222	-	-	-	-	2,620	12,433	-
1.60%	18,889	1,686	-	-	-	248	27,193	3,686
1.65%	11,653	5,161	939	-	-	803	24,697	11,602
1.70%	1,521	-	-	-	-	-	4,018	-
1.75%	11,300	1,039	582	-	-	90	16,842	1,810
1.80%	4,688	350	15	-	-	864	7,689	4,689
1.85%	1,785	-	-	-	-	490	3,673	-
1.90%	-	979	-	-	-	78	526	2,924
1.95%	30	7,086	972	-	-	406	42	6,277
2.00%	396	-	82	-	-	-	459	142
2.05%	925	9,743	1,594	-	-	35	1,838	3,232
2.10%	-	1,161	84	-	-	-	-	3,485
2.15%	-	4,095	-	-	-	-	12	-
2.20%	103	1,822	369	-	-	-	1,360	5,365
2.25%	1,186	-	-	-	-	-	16,635	-
2.35%	-	-	-	-	-	-	-	290
2.45%	-	-	-	-	-	-	-	686
2.50%	-	-	-	-	-	-	-	-
2.60%	-	958	839	-	-	-	-	6,126

Totals	$695,825	$40,950	$5,717	$17,185	$148,361	$117,699	$2,034,804	$65,249

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGOS

0.95%	$29,476	$-	$36,649	$-	$21,040	$-	$1,712	$312
1.00%	7,019	-	18,091	-	10,527	-	890	-
1.05%	1,040	-	5,167	-	2,186	-	116	-
1.10%	8,316	-	17,020	-	13,213	-	1,286	9,265

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.15%	12,210	-	6,133	-	1,805	-	208	1,571
1.20%	6,807	-	33,008	-	13,633	-	583	15
1.25%	-	135	695	575	7,226	2,203	121	-
1.30%	14,057	-	3,773	-	6,909	-	70	86
1.35%	1,139	-	3,421	-	1,631	-	926	-
1.40%	3,102	-	5,153	-	1,238	-	95	-
1.45%	-	-	1,523	-	1,339	-	-	-
1.50%	-	-	2,549	-	901	-	-	-
1.55%	-	-	2,021	-	476	-	109	-
1.60%	391	-	-	-	-	-	-	-
1.65%	5,150	-	394	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	2,032	-	-	-	-	-	-	-
1.80%	-	-	-	-	19	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	33	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	409	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	7	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	618	-	1,716	-	1,928	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$90,772	$753	$135,597	$2,291	$82,552	$4,131	$6,123	$11,249

	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS	FO2

0.95%	$546,219	$-	$165,608	$118,473	$75,665	$-	$100,477	$-
1.00%	282,577	-	65,239	28,688	28,673	-	34,520	-
1.05%	51,576	-	17,377	6,982	4,368	-	10,327	-
1.10%	206,737	-	51,786	25,351	35,822	-	29,218	-
1.15%	88,403	-	18,417	17,310	14,873	-	14,316	-
1.20%	340,001	-	281,856	80,373	67,515	-	63,012	-
1.25%	52,159	-	10,343	13,032	2,924	5,566	10,009	-
1.30%	35,484	-	24,949	21,033	12,474	-	8,257	-
1.35%	53,063	-	26,464	10,786	12,189	-	9,240	-
1.40%	44,859	-	15,267	12,667	12,099	-	16,236	-
1.45%	6,531	-	2,215	495	1,146	-	1,828	-
1.50%	12,829	8,360	4,243	1,988	2,379	12,495	2,961	3,805
1.55%	6,752	-	1,445	6,052	728	-	2,576	-
1.60%	12,923	2,390	3,317	3,694	2,749	1,126	1,203	1,069
1.65%	15,992	5,254	5,024	1,329	2,365	6,781	2,854	4,225
1.70%	2,868	-	863	2,223	-	-	117	-
1.75%	9,039	3,860	2,123	3,877	213	3,255	2,846	769
1.80%	6,246	1,821	1,421	3,033	64	1,194	1,528	332
1.85%	2,107	-	300	1,354	326	-	584	-
1.90%	759	1,044	-	-	142	123	-	466
1.95%	-	2,557	12	2,912	437	6,818	28	6,683
2.00%	205	1,180	13	-	-	4,701	-	1,360
2.05%	3,255	4,521	-	-	-	5,692	643	376
2.10%	-	2,584	-	431	-	10,362	-	1,431
2.15%	86	-	-	-	88	-	-	-
2.20%	567	3,155	483	202	177	2,378	1,309	1,929
2.25%	3,892	-	-	15,834	25	16,156	-	-
2.35%	-	-	-	-	-	45	-	-
2.45%	-	1,426	-	-	-	1,919	-	74
2.50%	-	239	-	-	-	493	-	-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

2.60%	-	1,762	-	-	-	1,660	-	535

Totals	$1,785,129	$40,153	$698,765	$378,119	$277,441	$80,764	$314,089	$23,054

	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2

0.95%	$27,545	$597	$90,525	$-	$25,034	$13,443	$19,511	$89,024
1.00%	5,887	10	47,366	-	12,570	6,776	6,685	25,867
1.05%	2,042	9	8,889	-	1,675	1,348	680	4,058
1.10%	14,055	-	56,880	-	14,601	4,389	3,719	23,775
1.15%	7,084	5	22,949	-	8,065	2,909	2,229	13,543
1.20%	15,877	135	146,867	-	23,720	13,063	8,382	61,565
1.25%	3,557	-	11,149	6,607	8,913	2,390	2,819	4,036
1.30%	3,379	58	37,666	-	1,555	774	820	11,410
1.35%	4,348	-	35,212	-	3,804	9,502	1,877	9,398
1.40%	5,337	4	23,688	-	2,203	1,899	4,252	6,807
1.45%	68	-	2,685	-	848	902	-	536
1.50%	105	-	2,318	-	562	112	518	507
1.55%	71	-	202	-	659	329	21	51
1.60%	3,175	-	3,450	-	465	2,503	810	2,064
1.65%	1,507	-	7,558	-	3,384	576	136	1,889
1.70%	137	-	2	-	141	-	-	438
1.75%	1,282	-	23	-	906	92	1	1,529
1.80%	20	-	1,140	-	49	29	-	2,309
1.85%	104	-	1,011	-	224	106	99	1,295
1.90%	-	-	-	-	-	78	-	-
1.95%	-	-	680	-	-	25	415	1,119
2.00%	-	-	1,435	-	-	-	-	-
2.05%	463	-	57	-	-	289	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	714	-	-	-	-	391
2.25%	454	-	5,783	2,690	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$96,497	$818	$508,249	$9,297	$109,378	$61,534	$52,974	$261,611

	FTVFA2	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$17,347	$1,677	$-	$31	$-	$-	$1,079	$47
1.00%	1,980	1,714	-	-	-	-	-	-
1.05%	6,405	1,284	-	-	-	-	-	-
1.10%	3,032	1,024	-	106	15	-	-	2,651
1.15%	2,754	293	-	-	-	-	907	765
1.20%	16,329	2,882	-	-	-	-	-	30
1.25%	1,905	66	-	63	-	-	198	-
1.30%	3,648	99	-	157	-	-	145	-
1.35%	3,028	88	-	-	-	-	-	-
1.40%	2,548	8	-	-	-	-	1,318	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	6,594	14,933	-	-	1,537	-	-
1.55%	18	-	-	-	24	-	21	-
1.60%	8,270	166	2,329	-	-	-	-	-
1.65%	-	1,931	7,372	-	-	444	-	-
1.70%	-	-	-	-	-	-	616	-
1.75%	-	2,113	4,942	-	-	223	-	-
1.80%	133	231	1,498	-	-	23	-	-
1.85%	99	-	-	-	-	-	-	-
1.90%	-	140	84	-	-	912	-	-
1.95%	389	5,589	10,721	-	-	1,570	-	-
2.00%	-	1,423	2,175	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

2.05%	35	1,921	2,666	-	-	2,062	-	-
2.10%	-	1,023	3,525	-	-	946	-	-
2.15%	-	3,887	4,456	-	-	-	-	-
2.20%	-	2,751	2,903	-	-	415	-	-
2.25%	-	1	-	-	-	-	-	-
2.35%	-	283	67	-	-	-	-	-
2.45%	-	-	-	-	-	984	-	-
2.50%	-	-	129	-	-	192	-	-
2.60%	-	520	2,928	-	-	-	-	-

Totals	$67,920	$37,708	$60,728	$357	$39	$9,308	$4,284	$3,493

	IVRE	IVMCC2	IVKMG2	JPMMV1	JABS	JAFBS	JACAS	JAGTS

0.95%	$41	$500	$3,082	$57,435	$-	$9,002	$230,924	$98,372
1.00%	-	-	368	29,028	-	1,295	137,888	58,169
1.05%	-	-	-	3,337	-	490	19,008	10,092
1.10%	1,183	3,111	1,283	17,889	-	566	103,996	32,299
1.15%	1,274	950	58	11,456	-	1,987	50,305	27,295
1.20%	7	237	2,280	55,209	-	2,860	205,185	76,576
1.25%	-	-	1,093	4,985	963	-	28,983	17,081
1.30%	7	-	1	13,276	-	2,413	46,817	11,641
1.35%	-	177	25	8,909	-	971	33,292	18,608
1.40%	-	-	686	5,763	-	189	35,002	13,385
1.45%	-	-	-	618	-	-	4,510	1,812
1.50%	-	-	1,216	1,304	-	-	13,849	1,474
1.55%	-	-	-	52	-	-	8,978	1,673
1.60%	-	-	-	1,895	-	46	9,921	1,991
1.65%	-	-	375	4,169	-	519	15,696	2,455
1.70%	-	31	-	132	-	-	1,286	111
1.75%	-	12	39	1,675	-	-	3,510	1,216
1.80%	-	-	218	1,929	-	-	4,385	1,039
1.85%	-	-	-	84	-	-	523	986
1.90%	-	-	-	-	-	-	395	419
1.95%	-	-	519	-	-	-	2,015	1,843
2.00%	-	-	-	-	-	-	140	-
2.05%	-	-	1,616	506	-	-	955	416
2.10%	-	-	226	-	-	-	-	228
2.15%	-	-	-	-	-	-	111	-
2.20%	-	-	575	465	-	-	248	300
2.25%	-	-	221	-	-	-	8,853	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$2,512	$5,018	$13,881	$220,116	$963	$20,338	$966,775	$379,481

	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC

0.95%	$123,456	$23,173	$1,350	$-	$-	$4,245	$138,427	$80,695
1.00%	62,989	772	811	-	-	662	39,230	21,094
1.05%	13,590	256	-	-	-	194	7,103	3,193
1.10%	66,466	2,089	271	-	-	1,767	51,249	18,029
1.15%	29,422	1,699	353	-	-	1,334	24,693	12,540
1.20%	122,009	6,675	932	-	-	2,462	74,191	33,439
1.25%	17,780	163	-	2,245	-	62	9,037	2,247
1.30%	14,482	403	87	-	-	-	19,814	12,205
1.35%	17,786	2,808	110	-	-	37	15,467	10,384
1.40%	15,150	2,072	216	-	-	538	15,053	4,221
1.45%	4,449	1,009	-	-	-	159	2,458	580
1.50%	5,711	-	-	-	1,887	795	5,310	3,330
1.55%	2,504	2,451	-	-	-	6	469	1,240
1.60%	2,657	189	-	-	574	1,009	2,590	2,590

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.65%	5,422	13	-	-	1,694	319	7,932	3,914
1.70%	253	-	-	-	-	41	722	507
1.75%	3,759	-	-	-	274	5	8,723	3,026
1.80%	2,476	-	479	-	-	86	3,976	974
1.85%	597	-	-	-	-	-	155	1,198
1.90%	126	-	-	-	863	-	-	741
1.95%	439	-	-	-	3,067	1,416	2,695	7,124
2.00%	-	-	-	-	-	-	3,118	812
2.05%	415	-	-	-	2,025	1,539	6,290	1,423
2.10%	-	-	-	-	2,045	752	2,624	1,617
2.15%	-	-	-	-	-	-	5,378	98
2.20%	662	-	-	-	730	1,073	4,248	3,136
2.25%	-	-	-	44	-	-	6,649	69
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	103	210	203
2.50%	-	-	-	-	-	-	494	-
2.60%	-	-	-	-	644	-	179	833

Totals	$512,600	$43,772	$4,609	$2,289	$13,803	$18,604	$458,484	$231,462

	MSGI2	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMGI2	NAMAA2

0.95%	$2,045	$17,281	$-	$17,157	$-	$-	$562	$1,848
1.00%	1,203	2,559	-	7,533	-	-	602	716
1.05%	362	332	-	334	-	-	-	-
1.10%	1,007	2,989	-	6,305	-	-	577	745
1.15%	135	3,641	-	2,397	-	-	-	216
1.20%	3,015	8,935	-	11,076	-	341	604	1,578
1.25%	249	2,101	193	1,562	-	81	-	-
1.30%	272	1,514	-	1,106	-	-	-	346
1.35%	2,762	1,306	-	534	-	-	-	7
1.40%	1,611	2,289	-	1,844	-	-	143	157
1.45%	-	-	-	-	-	-	-	430
1.50%	-	308	379	161	-	38	-	-
1.55%	-	6,035	-	601	-	-	-	-
1.60%	-	300	74	8,236	46	12,607	-	-
1.65%	-	400	642	1,342	-	-	-	-
1.70%	-	1,881	-	26	-	-	-	-
1.75%	-	-	63	555	826	3,426	-	-
1.80%	-	-	-	37	-	-	-	-
1.85%	131	2,103	-	55	-	-	-	-
1.90%	-	-	-	12	-	-	-	-
1.95%	-	5,495	7,996	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	649	-	-	-	-	-	-
2.15%	-	-	-	5	-	-	-	-
2.20%	-	25	417	-	-	-	-	-
2.25%	-	-	1,633	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	692	-	-	-	-	-

Totals	$12,792	$60,143	$12,089	$60,878	$872	$16,493	$2,488	$6,043

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$355,213	$-	$117,039	$33,682	$57,063	$84,840	$55,348	$111,597
1.00%	118,016	-	69,067	7,855	19,011	34,982	28,185	42,164
1.05%	20,100	-	18,145	3,467	7,166	8,987	7,268	10,673
1.10%	177,320	-	64,738	7,470	27,964	36,739	23,957	56,777
1.15%	93,856	-	40,341	8,114	20,693	29,111	21,508	21,150
1.20%	280,616	-	151,343	46,804	70,796	94,194	79,680	61,930

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.25%	47,878	-	23,244	3,817	9,736	13,559	6,094	15,842
1.30%	46,941	-	43,554	4,661	22,462	21,046	8,865	24,494
1.35%	61,582	-	32,529	7,365	12,239	17,370	5,755	17,634
1.40%	66,091	-	30,699	2,723	14,588	21,682	7,732	13,620
1.45%	3,082	-	6,554	-	1,144	2,300	578	3,235
1.50%	12,206	6,554	6,770	893	832	4,196	3,044	1,985
1.55%	8,973	-	3,766	41	954	1,109	1,248	3,907
1.60%	22,441	451	863	-	260	611	527	7,462
1.65%	15,259	2,739	16,492	-	3,802	2,841	546	3,540
1.70%	3,558	-	1	245	44	399	-	772
1.75%	6,499	1,330	26	349	1	-	-	2,703
1.80%	4,756	3,888	5,652	130	1,891	210	46	2,754
1.85%	3,730	-	1,137	52	114	386	-	825
1.90%	723	2,665	-	-	-	-	-	-
1.95%	1,897	4,429	51	-	43	390	-	1,853
2.00%	1,339	809	1,433	-	-	-	-	-
2.05%	4,402	3,581	586	-	-	1,850	-	1
2.10%	213	1,104	-	-	-	-	-	215
2.15%	15	1,985	-	-	-	-	-	-
2.20%	2,929	3,401	6,756	-	-	-	20	140
2.25%	5,552	-	32,986	4,136	-	14,697	15,148	-
2.35%	-	2,760	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	238	-	-	-	-	-	-
2.60%	-	91	-	-	-	-	-	-

Totals	$1,365,187	$36,025	$673,772	$131,804	$270,803	$391,499	$265,549	$405,273

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2

0.95%	$44,283	$-	$59,663	$-	$213,620	$317	$14,107	$16,343
1.00%	12,866	-	25,306	-	93,689	215	1,493	2,734
1.05%	2,830	-	4,472	-	26,666	41	246	3
1.10%	24,528	-	26,443	-	92,189	20	5,772	8,074
1.15%	17,162	-	9,537	-	34,348	130	2,876	843
1.20%	44,049	-	48,837	-	84,949	526	7,108	5,403
1.25%	5,204	-	4,947	713	13,779	-	2,171	-
1.30%	3,133	-	6,708	-	24,606	67	111	1,832
1.35%	6,114	-	8,185	-	26,522	159	3,001	826
1.40%	6,071	-	4,437	-	16,885	286	835	276
1.45%	482	-	898	-	1,634	-	89	-
1.50%	1,362	853	1,283	-	4,979	-	549	-
1.55%	1,940	-	1,986	-	5,910	32	83	-
1.60%	2,816	683	2,733	-	6,898	-	18	-
1.65%	1,318	622	1,369	-	4,497	-	882	859
1.70%	103	-	135	-	3,030	-	161	-
1.75%	2,403	134	598	-	247	-	259	875
1.80%	226	-	880	-	1,236	26	-	-
1.85%	303	-	1,154	-	499	-	-	-
1.90%	-	-	-	-	2,377	-	-	-
1.95%	645	1,552	1,822	-	-	17	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	112	914	914	-	1,716	-	-	-
2.10%	-	319	220	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	1,155	614	-	124	-	-	-
2.25%	-	-	-	-	615	-	1,043	23
2.35%	-	-	-	-	-	-	-	-
2.45%	-	275	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	206	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

Totals	$177,950	$6,713	$213,141	$713	$661,015	$1,836	$40,804	$38,091

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

0.95%	$19,197	$14,474	$13,661	$23,120	$13,618	$14,449	$13,228	$-
1.00%	10,334	3,658	7,928	26,637	7,564	8,098	4,487	-
1.05%	2,946	993	775	771	-	412	1,820	-
1.10%	12,354	7,582	5,163	30,218	13,654	4,278	6,636	-
1.15%	3,589	779	1,351	13,013	2,847	5,901	4,025	-
1.20%	25,199	10,841	13,184	36,182	8,755	12,864	14,764	-
1.25%	6,549	4,868	6,746	11,039	7,948	1,312	897	-
1.30%	1,099	7,451	4,803	4,347	1,285	4,115	2,573	-
1.35%	3,802	4,678	3,499	14,679	2,871	3,793	7,385	-
1.40%	5,008	842	1,902	3,034	-	3,483	347	-
1.45%	531	-	105	1,444	-	-	-	-
1.50%	327	-	9,857	-	-	-	105	1,667
1.55%	1,196	132	3,508	550	-	-	166	-
1.60%	300	-	1,945	-	-	-	2,616	214
1.65%	1,578	145	1,376	2,008	-	118	1,205	146
1.70%	-	-	-	-	-	-	1	-
1.75%	-	-	-	-	-	-	1,870	338
1.80%	-	-	-	1,802	-	-	19	99
1.85%	-	-	-	-	-	67	-	-
1.90%	347	-	-	-	1,368	-	-	-
1.95%	-	-	-	-	-	-	-	1,193
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	6,389
2.10%	-	-	-	-	-	-	-	261
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	803
2.25%	3,628	3,271	3,133	23,094	25,313	1,022	2,152	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	521
2.50%	-	-	-	-	-	-	-	172
2.60%	-	-	-	-	-	-	-	-

Totals	$97,984	$59,714	$78,936	$191,938	$85,223	$59,912	$64,296	$11,803

	NVLCP2	TRF	TRF2	GBF	GBF2	GVIX8	GVIDA	NVDBL2

0.95%	$13,922	$429,889	$-	$311,825	$-	$16,535	$75,482	$23,784
1.00%	2,437	220,124	-	120,973	-	4,397	9,712	10,754
1.05%	957	34,708	-	23,619	-	834	5,811	6,376
1.10%	986	121,942	-	130,193	-	4,187	62,908	10,004
1.15%	2,503	38,788	-	55,529	-	2,755	30,675	8,938
1.20%	11,678	110,755	-	175,455	-	13,161	67,312	18,647
1.25%	961	22,876	-	24,765	-	1,779	41,223	974
1.30%	7,278	18,903	-	34,454	-	1,002	3,101	2,542
1.35%	848	17,710	-	44,164	-	230	20,003	2,320
1.40%	168	19,898	-	47,051	-	976	13,564	2,568
1.45%	-	3,807	-	3,123	-	-	374	86
1.50%	585	8,368	666	7,915	6,203	27	12,051	34
1.55%	-	1,263	-	8,038	-	72	5,615	1,496
1.60%	1,615	7,043	189	20,669	891	4,666	6,388	338
1.65%	21	5,090	457	11,987	4,562	87	6,200	135
1.70%	-	995	-	1,872	-	-	266	64
1.75%	-	922	549	7,408	2,457	-	2,611	4,166
1.80%	-	1,509	357	3,319	484	15	5,003	24
1.85%	-	688	-	1,000	-	46	3,148	-
1.90%	-	79	-	90	308	-	-	-
1.95%	-	75	460	-	5,271	-	4,146	-
2.00%	-	-	-	316	-	-	-	-
2.05%	-	132	530	1,396	3,364	-	7,290	-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

2.10%	-	786	1,213	-	1,958	-	3,438	-
2.15%	-	-	957	5	-	-	1,315	-
2.20%	-	493	363	1,088	3,098	-	3,295	-
2.25%	1,541	9,815	-	10,901	-	-	2,931	2,646
2.35%	-	-	-	-	153	-	-	-
2.45%	-	-	-	-	581	-	-	-
2.50%	-	-	436	-	109	-	-	-
2.60%	-	-	155	-	1,080	-	11,086	-

Totals	$45,500	$1,076,658	$6,332	$1,047,155	$30,519	$50,769	$404,948	$95,896

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.95%	$2,517	$62,102	$350,216	$151,682	$90,724	$248,365	$480,068	$121,310
1.00%	1,231	15,846	97,012	27,431	22,079	108,164	145,932	57,355
1.05%	1,004	3,369	34,361	7,730	4,230	15,125	43,783	8,415
1.10%	2,556	45,659	281,592	193,068	70,863	146,970	125,600	31,671
1.15%	188	25,034	156,655	88,116	26,277	70,699	59,630	15,002
1.20%	3,076	57,636	251,681	152,302	92,274	197,681	494,871	85,166
1.25%	446	7,224	116,030	65,658	36,951	28,058	36,808	14,634
1.30%	712	5,094	38,472	5,854	5,992	53,854	39,386	16,796
1.35%	1,411	19,738	64,488	53,429	23,661	51,677	69,246	13,681
1.40%	658	14,849	110,752	47,930	28,326	34,211	51,300	15,284
1.45%	275	5,547	13,911	2,957	540	7,545	2,199	1,747
1.50%	426	5,792	28,969	19,329	21,092	7,122	26,611	8,671
1.55%	-	6,602	22,823	40,708	3,109	5,675	4,215	935
1.60%	-	10,164	63,175	20,646	11,922	13,348	7,838	1,458
1.65%	173	13,171	47,743	26,753	21,494	9,623	27,707	3,203
1.70%	-	36	6,427	3,423	1,059	1,951	1,015	466
1.75%	25	7,121	58,445	13,792	14,546	9,384	10,829	277
1.80%	-	1,453	27,525	7,615	8,601	2,475	5,436	2,192
1.85%	285	5,287	6,090	7,188	1,581	1,234	2,802	229
1.90%	-	1	2,017	898	-	506	45	102
1.95%	-	3,560	11,056	6,425	2,300	111	956	974
2.00%	504	-	602	-	-	660	10	15
2.05%	-	1,575	11,007	5,914	3,391	2,644	1,944	57
2.10%	-	1,810	16,333	19,305	4,281	1,174	1,242	-
2.15%	-	2,092	2,969	4,717	3,209	-	471	-
2.20%	-	613	10,257	5,691	9,218	4,349	1,577	-
2.25%	1,226	2,944	63,633	41,217	8,019	1,415	6,167	-
2.35%	-	180	5,160	1,305	215	-	451	-
2.45%	-	-	1,643	2,502	-	-	-	-
2.50%	-	649	2,687	1,232	2,042	-	-	-
2.60%	-	894	1,900	1,519	2,628	-	612	-

Totals	$16,713	$326,042	$1,905,631	$1,026,336	$520,624	$1,024,020	$1,648,751	$399,640

	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$12,533	$-	$45,588	$-	$17,294	$3,577	$230,008	$-
1.00%	2,020	-	18,897	-	9,946	-	104,949	-
1.05%	2,924	-	1,762	-	1,868	589	16,020	-
1.10%	7,075	-	33,990	-	12,227	472	115,780	-
1.15%	5,566	-	25,024	-	7,652	900	44,657	-
1.20%	15,652	-	45,603	-	10,848	1,561	131,891	31,781
1.25%	1,138	1,220	7,316	-	1,318	2,957	27,134	-
1.30%	7,423	-	6,170	-	3,896	142	8,178	12,758
1.35%	3,394	-	11,320	-	3,125	85	20,874	13,342
1.40%	1,246	-	5,808	-	3,072	3,296	21,925	6,758
1.45%	143	-	713	-	23	-	3,883	-
1.50%	246	541	4,150	1,054	445	2,124	8,465	770
1.55%	585	-	1,032	-	105	-	5,932	-
1.60%	1,163	1	5,898	-	6,124	868	6,844	-
1.65%	505	827	5,801	289	467	2,916	14,945	2,342

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.70%	83	-	606	-	162	-	1,329	-
1.75%	791	1,114	3,126	-	1,221	1,584	3,539	-
1.80%	1,057	-	2,417	-	1,625	492	2,245	62
1.85%	701	-	116	-	94	-	872	-
1.90%	-	-	269	-	173	1,213	997	-
1.95%	15	746	767	1,497	-	7,384	1,102	-
2.00%	44	-	-	-	-	-	74	-
2.05%	84	680	2,205	-	16	296	2,832	249
2.10%	-	151	764	581	-	964	-	969
2.15%	-	-	15	-	22	336	-	-
2.20%	499	354	2,151	1,651	-	1,689	4,448	-
2.25%	-	-	3,705	-	-	1,258	3,950	-
2.35%	-	20	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	10	1,181	54	-	4,178	-	-

Totals	$64,887	$5,664	$236,394	$5,126	$81,723	$38,881	$782,873	$69,031

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$168,550	$59,171	$-	$306,699	$-	$307,554	$-	$122,596
1.00%	35,123	23,648	-	90,918	-	121,139	-	48,134
1.05%	6,819	3,609	-	13,342	-	15,337	-	9,603
1.10%	107,730	33,579	-	132,922	-	110,685	-	29,593
1.15%	60,524	13,916	-	59,760	-	43,582	-	19,657
1.20%	154,477	51,972	-	170,249	-	169,598	-	99,530
1.25%	19,848	8,161	-	29,082	-	28,549	-	9,436
1.30%	17,580	10,781	-	23,995	-	25,963	-	16,706
1.35%	34,121	13,051	-	44,253	-	35,129	-	20,633
1.40%	45,024	11,444	-	35,223	-	43,218	-	10,462
1.45%	2,940	636	-	2,009	-	3,054	-	837
1.50%	9,371	1,382	549	7,984	2,322	9,775	3,370	9,134
1.55%	8,827	1,578	-	4,183	-	4,553	-	703
1.60%	7,209	2,773	581	24,760	873	8,773	1,073	4,150
1.65%	13,369	2,280	383	10,488	1,154	8,853	559	3,454
1.70%	2,104	358	-	1,856	-	948	-	616
1.75%	3,949	2,867	318	11,393	3,194	4,564	646	4,381
1.80%	3,058	3,804	290	3,820	289	2,572	2,383	2,305
1.85%	1,649	198	-	2,198	-	919	-	623
1.90%	430	60	274	605	523	410	1,379	701
1.95%	1,901	4	1,634	115	1,302	53	1,243	841
2.00%	-	-	41	380	-	185	488	12
2.05%	2,592	1,560	116	1,191	1,009	847	2,640	10,944
2.10%	216	-	525	-	2,369	-	1,158	942
2.15%	8	-	-	19	-	-	1,006	4
2.20%	1,035	1,164	116	2,469	1,120	177	1,974	3,551
2.25%	575	-	-	-	-	-	-	-
2.35%	-	-	-	-	115	-	-	-
2.45%	-	-	-	-	119	-	384	-
2.50%	-	-	-	-	-	-	432	-
2.60%	-	-	52	-	836	-	893	1,782

Totals	$709,029	$247,996	$4,879	$979,913	$15,225	$946,437	$19,628	$431,330

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2

0.95%	$34,320	$1,286,730	$-	$7,446	$50,169	$244,284	$250	$1,782
1.00%	5,414	543,563	-	2,181	33,977	77,378	59	363
1.05%	865	98,752	-	450	7,468	11,260	146	1,891
1.10%	6,047	427,507	-	4,873	24,335	80,438	26	1,575
1.15%	2,879	196,100	-	3,241	32,449	46,010	-	-
1.20%	13,679	678,397	-	4,870	53,689	133,906	35	3,027
1.25%	1,230	124,099	-	1,107	9,378	16,775	30	42

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.30%	1,639	91,871	-	1,307	7,456	14,311	-	57
1.35%	2,175	142,520	-	1,015	14,302	27,546	1,836	310
1.40%	2,525	151,617	-	992	8,660	23,645	-	-
1.45%	-	22,410	-	71	855	2,270	-	-
1.50%	-	31,290	29,641	-	1,394	11,172	-	-
1.55%	96	23,626	-	40	755	4,093	-	-
1.60%	220	39,494	2,785	108	2,495	17,579	-	-
1.65%	-	35,765	24,799	362	7,441	12,195	-	-
1.70%	-	10,248	-	130	778	991	-	-
1.75%	-	22,722	6,872	76	2,579	4,145	-	-
1.80%	-	17,513	5,073	-	380	3,256	-	-
1.85%	-	3,427	-	-	357	2,334	-	-
1.90%	-	2,575	2,138	-	-	748	-	-
1.95%	-	1,489	10,211	-	-	3,774	-	-
2.00%	-	1,290	2,302	-	59	485	-	-
2.05%	-	4,603	4,032	-	855	1,415	-	-
2.10%	-	-	5,071	-	-	5,940	-	-
2.15%	-	18	200	-	-	18	-	-
2.20%	-	2,421	12,304	-	138	4,590	-	-
2.25%	3,841	49,722	-	978	1,936	56	-	-
2.35%	-	-	4,068	-	-	1,426	-	-
2.45%	-	-	988	-	-	148	-	-
2.50%	-	-	215	-	-	-	-	-
2.60%	-	-	738	-	-	1,413	-	-

Totals	$74,930	$4,009,769	$111,437	$29,247	$261,905	$753,601	$2,382	$9,047

	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB

0.95%	$5,175	$58	$1,512	$52	$6,896	$84,021	$20	$28,777
1.00%	-	49	738	-	3,438	13,251	153	8,616
1.05%	-	-	-	287	-	1,294	-	2,698
1.10%	1,486	28	710	376	2,393	30,776	31	10,518
1.15%	-	-	1,020	-	2,115	16,533	-	20,764
1.20%	191	2,846	855	4	7,024	43,364	476	56,510
1.25%	164	-	-	-	241	1,810	-	4,092
1.30%	870	-	-	-	746	3,865	-	4,277
1.35%	741	146	79	-	286	6,343	-	6,942
1.40%	-	-	-	-	1,243	4,919	89	3,456
1.45%	-	-	49	-	1,010	77	-	763
1.50%	-	-	-	-	-	698	-	2,716
1.55%	-	-	-	-	430	509	-	76
1.60%	-	-	-	-	5,941	9,161	-	553
1.65%	-	-	-	-	-	1,639	-	2,991
1.70%	-	-	-	-	-	-	-	39
1.75%	-	-	-	-	-	-	-	464
1.80%	-	-	-	-	1,184	38	-	1,649
1.85%	-	-	-	-	-	-	-	149
1.90%	-	-	-	-	-	-	-	2
1.95%	-	-	-	-	4	-	-	1,087
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	463
2.10%	-	-	-	-	-	-	-	343
2.15%	10	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	632
2.25%	3	-	-	-	-	-	-	3,298
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$8,640	$3,127	$4,963	$719	$32,951	$218,298	$769	$161,875

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS	OVGR	OVGS

0.95%	$-	$18	$2,653	$-	$27,638	$9,247	$3,200	$295,764
1.00%	-	-	276	-	13,866	713	297	71,510
1.05%	-	-	574	-	6,532	-	-	13,023
1.10%	-	-	261	-	5,366	451	21,412	153,970
1.15%	-	-	561	-	3,165	516	13,386	67,685
1.20%	-	86	1,811	-	26,498	1,836	639	247,218
1.25%	-	8	673	-	1,136	257	265	38,270
1.30%	-	-	600	-	895	637	129	31,185
1.35%	-	-	281	-	35	1,077	182	59,353
1.40%	-	-	604	-	104	359	-	56,914
1.45%	-	-	-	-	-	25	-	4,404
1.50%	-	-	811	-	71	-	-	14,895
1.55%	-	-	-	-	16	-	-	7,177
1.60%	582	1,372	81	487	1,022	-	-	35,206
1.65%	-	-	1,069	-	237	134	-	19,767
1.70%	-	-	-	-	-	-	-	2,101
1.75%	3,288	2,860	698	436	6	-	-	11,900
1.80%	-	-	-	-	51	-	-	9,193
1.85%	-	-	-	-	-	-	-	1,674
1.90%	-	-	2,220	-	1	-	-	2,114
1.95%	-	-	520	-	-	-	-	3,943
2.00%	-	-	-	-	-	-	-	5,434
2.05%	-	-	273	-	-	-	-	8,512
2.10%	-	-	-	-	-	-	-	3,238
2.15%	-	-	816	-	-	-	-	1,738
2.20%	-	-	200	-	-	-	-	6,984
2.25%	-	-	-	-	703	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	404
2.60%	-	-	54	-	-	-	-	2,727

Totals	$3,870	$4,344	$15,036	$923	$87,342	$15,252	$39,510	$1,176,303

	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS

0.95%	$-	$279,892	$-	$30,800	$-	$158,917	$17,398	$-
1.00%	-	145,780	-	12,142	-	73,746	2,062	-
1.05%	-	22,685	-	1,593	-	13,701	61	-
1.10%	-	115,129	-	10,487	-	83,373	1,524	-
1.15%	-	53,265	-	5,768	-	36,153	1,783	-
1.20%	-	180,657	-	20,976	-	108,198	11,712	-
1.25%	-	35,087	-	1,280	2,046	27,386	866	134
1.30%	-	25,946	-	5,276	-	10,774	2,366	-
1.35%	-	44,780	-	4,685	-	17,974	2,325	-
1.40%	-	31,311	-	1,970	-	20,206	2,269	-
1.45%	-	3,328	-	1,159	-	3,472	835	-
1.50%	3,008	10,479	5,963	405	-	3,480	490	3,330
1.55%	-	7,167	-	89	-	1,113	-	-
1.60%	645	5,921	729	28	-	3,064	-	467
1.65%	1,202	12,411	8,419	1,515	-	7,173	54	12,018
1.70%	-	965	-	-	-	914	-	-
1.75%	1,176	6,529	8,260	1,732	-	2,186	1,531	2,280
1.80%	301	4,668	266	-	-	3,087	-	225
1.85%	-	594	-	1,164	-	868	-	-
1.90%	-	1,066	1,903	-	-	1,410	-	85
1.95%	3,498	96	2,225	1,704	-	91	-	4,378
2.00%	-	359	65	-	-	-	-	117
2.05%	1,096	134	114	-	-	12	30	1,353
2.10%	1,592	-	2,376	215	-	-	-	1,186
2.15%	1,543	-	97	-	-	83	4	-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

2.20%	1,190	169	1,313	8	-	1,171	1,564	1,966
2.25%	-	3,917	-	-	-	25	-	213
2.35%	1,116	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	249
2.50%	-	-	249	-	-	-	-	506
2.60%	-	-	419	-	-	-	-	704

Totals	$16,367	$992,335	$32,398	$102,996	$2,046	$578,577	$46,874	$29,211

	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA

0.95%	$20,393	$5,289	$62,988	$777	$842	$55,165	$4,322	$4,664
1.00%	3,168	2,708	16,720	22	35	8,651	1,570	190
1.05%	1,083	1,307	9,935	-	-	2,731	1	2
1.10%	5,645	1,003	20,380	4,901	8,694	16,852	1,617	2,487
1.15%	1,742	385	10,626	2,411	3,366	11,990	687	-
1.20%	16,181	6,265	101,649	267	595	25,227	2,817	2,682
1.25%	526	777	3,283	77	-	1,001	265	19
1.30%	737	628	12,050	163	134	3,603	55	-
1.35%	405	1,157	13,249	-	-	1,703	1,817	65
1.40%	1,488	284	6,829	-	-	5,111	-	-
1.45%	510	-	2,271	-	-	-	28	-
1.50%	53	12	1,702	-	-	422	-	-
1.55%	191	21	1,042	-	-	478	407	-
1.60%	194	-	5,225	-	-	2,485	-	-
1.65%	-	8	1,894	-	-	1,100	-	-
1.70%	-	-	39	-	-	-	-	-
1.75%	-	-	1,833	-	-	222	-	-
1.80%	-	-	3,200	-	-	-	-	-
1.85%	-	-	293	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	535	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	88	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	822	3,202	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$52,316	$20,666	$279,033	$8,618	$13,666	$136,741	$13,586	$10,109

	GVGMNS	PVTIGB	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO

0.95%	$868	$331	$11	$3,410	$135	$140	$665	$484
1.00%	-	-	17	261	-	-	-	31
1.05%	-	-	-	16	-	-	-	-
1.10%	618	51	2,141	2,865	2,011	1,314	5,018	1,645
1.15%	-	-	2,328	210	879	154	493	389
1.20%	34	32	78	1,425	-	15	48	-
1.25%	-	-	28	12	-	-	87	-
1.30%	-	-	-	785	-	24	187	-
1.35%	207	-	-	679	-	-	-	-
1.40%	170	-	-	71	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	15	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	344	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$1,897	$414	$4,603	$10,093	$3,025	$1,647	$6,498	$2,549

	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM

0.95%	$140	$124	$820	$19	$95	$149,117	$19,194	$60,800
1.00%	-	18	36	-	-	47,981	5,468	24,875
1.05%	-	-	-	-	-	5,781	1,650	8,428
1.10%	2,146	3,950	9,033	779	878	38,042	4,609	17,355
1.15%	1,162	2,441	7,921	11	67	25,162	6,730	10,763
1.20%	-	92	400	15	-	72,287	11,218	36,579
1.25%	-	17	327	-	222	10,219	1,277	4,104
1.30%	24	24	109	-	-	11,783	180	5,365
1.35%	-	-	-	-	-	23,126	3,883	5,035
1.40%	-	-	-	-	-	12,497	3,571	3,738
1.45%	-	-	-	-	-	2,151	-	774
1.50%	-	-	-	-	-	2,027	335	1,167
1.55%	-	-	-	-	-	1,724	2,080	678
1.60%	-	-	-	-	-	4,639	1,019	760
1.65%	-	-	-	-	-	4,774	442	965
1.70%	-	-	-	-	-	461	46	109
1.75%	-	-	-	-	-	3,395	-	919
1.80%	-	-	-	-	-	1,061	11	1,405
1.85%	-	-	-	-	-	635	34	30
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	2,715	203	64
2.00%	-	-	-	-	-	235	-	-
2.05%	-	-	-	-	-	1,609	100	449
2.10%	-	-	-	-	-	938	-	-
2.15%	-	-	-	-	-	97	-	-
2.20%	-	-	-	-	-	686	81	792
2.25%	-	-	-	-	-	-	-	48
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	137	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	931	-	-

Totals	$3,472	$6,666	$18,646	$824	$1,262	$424,210	$62,131	$185,202

	VWHA	VYDS	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$34,305	$2,151	$238,086	$141,889	$157,094	$299,033	$40,322	$10,246
1.00%	13,020	4,853	13,832	3,470	6,186	11,584	978	675
1.05%	3,699	433	3,548	1,123	864	873	3	17
1.10%	8,620	8,773	269,635	159,814	195,997	349,224	53,830	19,983
1.15%	3,983	658	134,821	87,338	81,548	154,787	28,992	6,279
1.20%	18,596	6,667	60,751	6,533	4,398	10,337	1,409	586
1.25%	2,633	1,683	15,343	6,041	8,392	17,756	1,888	96
1.30%	1,814	848	10,087	1,337	1,823	1,274	565	143
1.35%	4,805	380	18,366	4,598	4,177	12,967	3,248	270

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.40%	3,259	812	37,252	25,492	22,568	35,989	3,385	617
1.45%	56	-	9,380	9,270	8,679	15,225	2,217	277
1.50%	1,383	307	6,681	2,112	4,036	9,567	1,289	-
1.55%	463	698	24,247	10,814	10,563	24,435	2,352	1,770
1.60%	500	2,533	12,964	10,656	12,211	17,083	3,180	408
1.65%	298	-	7,382	2,077	2,660	3,601	319	92
1.70%	-	-	832	318	1,115	227	631	8
1.75%	33	-	2,038	1,130	1,587	481	-	-
1.80%	1,078	-	2,103	1,095	2,182	3,018	841	611
1.85%	385	-	2,078	2,261	772	2,311	99	-
1.90%	-	-	11	-	94	132	-	-
1.95%	14	-	562	1,181	358	1,250	-	-
2.00%	-	-	588	1,682	345	1,170	-	-
2.05%	42	-	62	1	4	1	4	-
2.10%	-	-	103	58	62	105	-	262
2.15%	-	-	-	84	388	-	-	-
2.20%	142	-	646	-	-	-	-	-
2.25%	-	-	2,131	134	2,100	1,226	42	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	116	-	-	-	-	-	-	-

Totals	$99,244	$30,796	$873,529	$480,508	$530,203	$973,656	$145,594	$42,340

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$14,662	$16,874	$323,251	$195,818	$68,133	$37,880	$14,707	$9,282
1.00%	216	267	11,195	10,722	1,225	453	877	231
1.05%	109	11	901	1,088	219	56	210	3
1.10%	13,607	26,406	402,254	253,297	98,213	39,560	22,132	9,015
1.15%	5,099	6,155	174,514	109,296	32,804	19,077	9,167	4,561
1.20%	288	1,055	13,165	17,657	3,059	1,874	574	660
1.25%	1,285	913	15,419	10,602	3,741	1,179	-	203
1.30%	206	93	2,785	1,426	59	59	-	-
1.35%	-	569	17,150	5,558	2,185	2,081	1,444	752
1.40%	973	3,326	44,175	15,487	7,804	2,476	2,933	1,166
1.45%	1,230	941	20,533	10,262	1,930	1,317	463	107
1.50%	106	512	12,101	6,204	1,608	1,432	213	100
1.55%	949	3,101	29,076	13,440	7,813	3,035	3,067	761
1.60%	332	414	16,604	14,932	4,207	921	1,131	551
1.65%	33	404	9,276	2,061	1,029	172	-	26
1.70%	75	157	1,214	581	81	59	-	9
1.75%	-	-	2,245	92	-	25	-	-
1.80%	-	498	3,266	1,947	654	359	-	-
1.85%	93	117	3,494	1,389	1,454	8	240	233
1.90%	-	-	134	11	-	-	-	-
1.95%	-	-	75	708	183	96	474	48
2.00%	-	160	676	2,518	1,323	110	-	-
2.05%	-	-	-	4	1	1	-	-
2.10%	-	34	57	-	-	-	-	-
2.15%	-	-	141	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	40	477	1,934	1,398	4,473	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$39,303	$62,484	$1,105,635	$676,498	$242,198	$112,230	$57,632	$27,708

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$50,630	$65,662	$22,742	$201,864	$129,290	$17,282	$92,230	$-

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.00%	1,515	547	1,312	3,791	1,816	589	575	-
1.05%	260	210	45	743	491	60	519	-
1.10%	58,202	33,028	29,550	256,514	166,033	25,412	150,302	-
1.15%	25,424	18,321	12,891	92,623	63,920	13,154	85,565	-
1.20%	4,801	252	1,164	11,016	7,392	986	4,503	326
1.25%	2,087	863	805	7,324	4,925	1,291	5,236	3
1.30%	453	-	148	99	238	176	288	-
1.35%	1,602	1,133	4,098	10,332	7,641	3,548	5,263	-
1.40%	3,182	1,968	2,935	24,917	14,987	1,756	16,003	-
1.45%	3,049	2,676	39	6,374	3,483	516	5,710	-
1.50%	1,372	978	176	5,673	3,538	436	5,088	-
1.55%	3,516	1,511	2,426	23,932	10,706	1,774	10,054	-
1.60%	3,233	1,815	749	16,734	5,521	793	10,107	514
1.65%	661	434	561	3,852	2,314	106	3,702	-
1.70%	618	-	-	193	414	227	793	-
1.75%	40	47	-	423	63	-	437	2,163
1.80%	696	5,163	205	3,829	2,590	67	1,670	-
1.85%	726	-	117	2,340	3,078	69	1,077	-
1.90%	-	16	-	-	4	-	4	-
1.95%	-	-	84	351	199	-	421	-
2.00%	311	30	-	782	615	-	651	-
2.05%	1	-	1	1	1	1	1	-
2.10%	-	-	-	119	57	-	83	-
2.15%	-	-	-	82	-	-	92	-
2.20%	-	-	-	-	-	-	-	-
2.25%	1,105	747	260	218	1,301	97	1,204	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$163,484	$135,401	$80,308	$674,126	$430,617	$68,340	$401,578	$3,006

	WFVSCG	PVGIB

0.95%	$12,060	$-
1.00%	3,112	-
1.05%	1,249	-
1.10%	7,562	-
1.15%	2,888	-
1.20%	22,489	-
1.25%	1,935	58
1.30%	799	-
1.35%	2,417	-
1.40%	1,328	-
1.45%	179	-
1.50%	33	-
1.55%	23	-
1.60%	1,524	-
1.65%	1,651	-
1.70%	42	-
1.75%	5	-
1.80%	19	-
1.85%	7	-
1.90%	145	-
1.95%	13	-
2.00%	-	-
2.05%	133	-
2.10%	-	-
2.15%	-	-
2.20%	-	-
2.25%	-	-
2.35%	-	-
2.45%	-	-
2.50%	-	-
2.60%	-	-

Totals	$59,613	$58

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $18,554,572 and $15,314,769, respectively, and total transfers from the Separate Account to the fixed account were $57,061,231 and $88,700,359, respectively. Transfers from the Separate Account to the fixed account, and transfers to the Separate Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $2,565,670 and $7,254,321 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,965,307,880	$-	$-	$4,965,307,880

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$36,501	$49,782
VPS Growth and Income Portfolio - Class B (ALVGIB)	103,545	181,225
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	302,803	213,159
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	169,379	104,421
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	642,810	2,067,550
VP Income & Growth Fund - Class I (ACVIG)	3,072,011	8,070,362
VP Income & Growth Fund - Class II (ACVIG2)	37,147	137,942
VP Inflation Protection Fund - Class II (ACVIP2)	1,609,788	4,648,908
VP International Fund - Class I (ACVI)	87,808	227,997
VP Mid Cap Value Fund - Class I (ACVMV1)	2,908,628	5,591,072
VP Mid Cap Value Fund - Class II (ACVMV2)	29,323	76,003
VP Ultra(R) Fund - Class I (ACVU1)	1,252	495
VP Value Fund - Class I (ACVV)	273,516	472,569
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	1,476,307	905,568
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	424,611	418,474
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	2,024,211	865,621
Global Allocation V.I. Fund - Class III (MLVGA3)	3,217,349	4,872,022
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)	250,159	52,460
VIP Small Cap Value Series - Service Class (DWVSVS)	1,719,245	2,513,052
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	1,364,706	381,520
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,698,475	4,355,770
Stock Index Fund, Inc. - Initial Shares (DSIF)	13,910,883	36,449,824
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	3,103,714	4,454,005
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares (DSRGS)	5,536	41,669
Appreciation Portfolio - Initial Shares (DCAP)	9,276,070	7,425,325
Appreciation Portfolio - Service Shares (DCAPS)	109,965	187,617
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	1,270	17,927
International Value Portfolio - Initial Shares (DVIV)	30	36
Floating-Rate Income Fund (ETVFR)	2,233,284	1,866,070
Managed Tail Risk Fund II - Service Shares (FCA2S)	2,869	59,531
High Income Bond Fund II - Service Shares (FHIBS)	125,866	205,888
Quality Bond Fund II - Primary Shares (FQB)	3,224,654	7,460,258
Quality Bond Fund II - Service Shares (FQBS)	103,734	503,028
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	89,908	62,468
VIP Balanced Portfolio - Service Class 2 (FB2)	1,692,418	397,965
VIP Contrafund(R) Portfolio - Service Class (FCS)	987,498	1,595,968
VIP Energy Portfolio - Service Class 2 (FNRS2)	953,148	4,625,466
VIP Equity-Income Portfolio - Service Class (FEIS)	8,605,345	28,336,228
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	176,935	537,325
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,069,378	1,439,067
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	3,572	10,840
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,803,750	1,272,908
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	5,992	15,856
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,609,864	1,954,061
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	15,861	45,458
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	554,984	408,374
VIP Growth Portfolio - Service Class (FGS)	15,304,034	22,594,705
VIP Growth Portfolio - Service Class 2 (FG2)	317,813	395,811
VIP High Income Portfolio - Service Class (FHIS)	21,761,514	38,876,716
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	2,424,565	4,401,324
VIP Mid Cap Portfolio - Service Class (FMCS)	2,194,837	4,091,795
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	286,972	696,342
VIP Overseas Portfolio - Service Class (FOS)	1,690,001	5,301,073
VIP Overseas Portfolio - Service Class 2 (FO2)	35,270	289,428
VIP Value Strategies Portfolio - Service Class (FVSS)	2,483,371	1,476,896
VIP Real Estate Portfolio - Service Class 2 (FRESS2)	263,299	37,931
Franklin Income Securities Fund - Class 2 (FTVIS2)	3,275,711	9,381,713
Rising Dividends Securities Fund - Class 2 (FTVRD2)	45,335	93,622
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,392,817	2,949,605
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	4,305,210	1,975,246
Templeton Foreign Securities Fund - Class 2 (TIF2)	668,454	960,940
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	1,924,747	3,457,700
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,038,929	2,292,820
VI American Franchise Fund - Series II Shares (ACEG2)	1,210,285	582,505
VI Comstock Fund - Series II Shares (ACC2)	240,200	429,347
VI American Franchise Fund - Series I Shares (ACEG)	29,250	1,647

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

VI Core Equity Fund - Series I Shares (AVGI)	$194	$54
VI Core Equity Fund - Series II Shares (AVCE2)	29,078	119,194
VI Equity and Income Fund - Series I Shares (IVKEI1)	167,505	9,576
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	63,869	63,813
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	432,949	186,863
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,795,320	4,028,987
Balanced Portfolio: Service Shares (JABS)	1,906	7,817
Flexible Bond Portfolio: Service Shares (JAFBS)	787,831	532,777
Forty Portfolio: Service Shares (JACAS)	7,558,868	14,625,371
Global Technology Portfolio: Service Shares (JAGTS)	7,280,989	5,771,912
Overseas Portfolio: Service Shares (JAIGS)	2,075,760	7,785,408
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,766,370	2,153,654
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	342,235	197,860
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	11,599	12,189
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)	45,810	195,858
New Discovery Series - Service Class (MNDSC)	609,065	601,714
Value Series - Service Class (MVFSC)	4,100,898	8,243,000
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	2,657,178	3,106,136
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	579,823	513,386
Core Plus Fixed Income Portfolio - Class I (MSVFI)	1,271,060	1,260,686
Core Plus Fixed Income Portfolio - Class II (MSVF2)	27,611	33,362
Emerging Markets Debt Portfolio - Class I (MSEM)	337,882	879,518
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	6,019	1,592
U.S. Real Estate Portfolio - Class I (MSVRE)	86,990	117,609
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	88,333	82,835
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	263,181	100,718
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	7,084,554	18,513,508
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	151,502	294,012
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	8,813,460	6,427,900
American Funds NVIT Bond Fund - Class II (GVABD2)	802,657	2,293,591
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	5,330,172	3,855,884
American Funds NVIT Growth Fund - Class II (GVAGR2)	5,861,470	4,354,072
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,403,740	4,794,361
Federated NVIT High Income Bond Fund - Class I (HIBF)	6,597,330	9,016,680
NVIT Emerging Markets Fund - Class I (GEM)	2,924,728	4,158,095
NVIT Emerging Markets Fund - Class II (GEM2)	64,614	46,169
NVIT International Equity Fund - Class I (GIG)	1,493,591	3,089,440
Nationwide Variable Insurance Trust - NVIT International Equity Fund - Class II (NVIE6)	1,766	15,201
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,789,249	8,552,107
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	574,375	388,848
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	645,510	548,737
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,473,938	1,962,337
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,805,193	1,857,796
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	585,833	1,529,305
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	1,216,143	1,379,748
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,048,186	3,141,295
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	833,009	1,450,514
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	394,712	1,305,936
NVIT Core Bond Fund - Class I (NVCBD1)	1,287,543	1,750,518
NVIT Core Bond Fund - Class II (NVCBD2)	17,953	22,232
NVIT Core Plus Bond Fund - Class II (NVLCP2)	741,523	929,749
NVIT Nationwide Fund - Class I (TRF)	1,847,196	13,404,901
NVIT Nationwide Fund - Class II (TRF2)	5,158	37,426
NVIT Government Bond Fund - Class I (GBF)	3,203,158	14,189,843
NVIT Government Bond Fund - Class II (GBF2)	60,320	368,229
NVIT International Index Fund - Class VIII (GVIX8)	1,040,540	889,586
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	3,526,463	5,846,910
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	924,195	713,489
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	247,991	603,606
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,347,203	5,150,097

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	$13,013,820	$22,399,107
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	7,400,181	10,827,433
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,818,450	7,351,546
NVIT Mid Cap Index Fund - Class I (MCIF)	7,672,585	12,966,186
NVIT Money Market Fund - Class I (SAM)	60,963,742	69,332,468
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,123,230	4,212,199
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	472,874	1,240,095
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	8,498	65,908
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,889,525	4,147,944
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	11,652	27,151
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,744,699	2,037,125
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	157,870	530,363
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,989,139	10,122,729
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	345,005	828,092
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	4,444,874	9,603,170
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	973,411	3,282,051
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	2,226	27,520
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	5,146,839	14,757,197
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	105,535	225,948
NVIT Multi-Manager Small Company Fund - Class I (SCF)	6,467,016	13,141,387
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	86,036	153,533
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,741,133	4,360,232
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,352,684	2,241,781
NVIT Large Cap Growth Fund - Class I (NVOLG1)	11,493,426	52,238,001
NVIT Large Cap Growth Fund - Class II (NVOLG2)	185,113	1,078,342
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,106,165	606,346
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,069,467	4,511,802
NVIT Real Estate Fund - Class I (NVRE1)	2,664,929	13,269,169
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	315,516	137,509
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	2,018,364	570,276
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	81,885	979,192
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	51,064	6,399
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	77,828	35,854
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	9,229	41,124
NVIT Small Cap Index Fund - Class II (NVSIX2)	776,784	806,719
NVIT S&P 500 Index Fund - Class II (GVEX2)	5,779,387	2,540,786
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	205,383	27,261
Short Duration Bond Portfolio - I Class Shares (AMTB)	972,234	2,232,487
Guardian Portfolio - I Class Shares (AMGP)	28,865	12,843
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	7,909	15,417
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	159,351	230,538
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,885	1,516
Socially Responsive Portfolio - I Class Shares (AMSRS)	565,393	986,030
International Growth Fund/VA- Service Shares (OVIGS)	605,078	341,549
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	431,736	688,186
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,029,457	15,973,584
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	6,389	93,867
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,371,188	12,406,069
Main Street Fund(R)/VA - Service Class (OVGIS)	144,826	452,290
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,192,153	1,986,903
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	12,583	19,440
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	6,036,277	6,780,532
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	739,986	632,120
Global Strategic Income Fund/VA - Service Shares (OVSBS)	35,958	367,280
All Asset Portfolio - Advisor Class (PMVAAD)	391,528	974,093
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	689,840	900,065
Low Duration Portfolio - Advisor Class (PMVLAD)	868,481	5,568,192
Real Return Portfolio - Administrative Class (PMVRRA)	215,163	400,599
Total Return Portfolio - Advisor Class (PMVTRD)	2,588,169	2,593,375
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,617,915	502,765

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	$784,205	$525,543
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	75,881	42,626
VT Equity Income Fund: Class IB (PVEIB)	12,464	-
VT International Equity Fund: Class IB (PVTIGB)	103,097	79,603
Variable Fund - Multi-Hedge Strategies (RVARS)	77,556	491,954
Series N (Managed Asset Allocation Series) (SBLN)	51,008	45,242
Health Sciences Portfolio - II (TRHS2)	6,394,563	10,018,238
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	1,300,209	4,228,429
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	4,595,801	4,252,328
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	36,797	1,977,639
Diversified Stock Fund Class A Shares (VYDS)	62,445	298,999
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,620,231	16,281,040
Variable Insurance Portfolios - Balanced (WRBP)	2,740,415	6,407,339
Variable Insurance Portfolios - Bond (WRBDP)	2,095,362	6,788,850
Variable Insurance Portfolios - Core Equity (WRCEP)	5,043,840	14,015,622
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	1,121,004	2,585,908
Variable Insurance Portfolios - Energy (WRENG)	590,073	1,450,369
Variable Insurance Portfolios - Global Bond (WRGBP)	1,055,333	710,926
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	250,998	1,229,063
Variable Insurance Portfolios - Growth (WRGP)	10,424,369	14,745,730
Variable Insurance Portfolios - High Income (WRHIP)	6,047,591	9,902,744
Variable Insurance Portfolios - International Growth (WRIP)	1,807,588	3,487,527
Variable Insurance Portfolios - International Core Equity (WRI2P)	1,303,603	2,112,595
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	543,856	1,210,138
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	115,741	585,848
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	1,839,917	2,636,027
Variable Insurance Portfolios - Money Market (WRMMP)	9,321,540	9,932,892
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	1,227,215	1,355,857
Variable Insurance Portfolios - Science and Technology (WRSTP)	6,173,390	10,441,297
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	1,495,084	5,729,438
Variable Insurance Portfolios - Small Cap Value (WRSCV)	1,522,399	1,957,884
Variable Insurance Portfolios - Value (WRVP)	1,999,635	5,824,112
Advantage VT Opportunity Fund - Class 2 (SVOF)	20,319	11,086
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,354,920	1,753,028
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	1,697	12,520
Fidelity VIP III Growth Opp - Service Class (FGOS)	173,755	177,269
Invesco V.I. Global Health Care - Series I (IVHS)	28,331	83,854
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	25,732	51,315
PIMCO VIT Total Return Portfolio - Admin (PMVTRA)	233,922	334,634
Royce Capital Micro-Cap Inv (ROCMC)	72,342	69,602
Guggenheim VIF World Equity Income (SBLD)	55,427	83,585
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	26,959	53,385
Guggenheim VIF All Cap Value - Series O (SBLO)	20,996	27,613
Guggenheim VIF High Yield - Series P (SBLP)	124,587	19,691
Guggenheim VIF Small Cap Value - Series Q (SBLQ)	66,387	90,340
Guggenheim VIF Mid Cap Value - Series V (SBLV)	102,555	528,507
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	7,170	50,402
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	42,402	52,384

	$487,210,653	$879,021,018

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2017	0.95%	to	1.75%	8,282	$20.09	to	$18.95	$165,328	0.54%	16.41%	to	15.47%
2016	0.95%	to	1.75%	10,078	17.26	to	16.42	172,988	0.48%	9.95%	to	9.07%
2015	0.95%	to	1.75%	26,358	15.69	to	15.05	412,410	0.61%	-8.05%	to	-8.79%
2014	0.95%	to	1.75%	35,280	17.07	to	16.50	599,234	0.57%	-2.99%	to	-3.78%
2013	0.95%	to	1.75%	71,516	17.60	to	17.15	1,253,758	0.30%	30.67%	to	29.61%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
2016	1.50%	to	2.60%	45,576	19.94	to	16.92	868,166	0.79%	9.41%	to	8.19%
2015	1.50%	to	2.60%	58,744	18.23	to	15.64	1,022,860	1.13%	-0.09%	to	-1.21%
2014	1.50%	to	2.60%	67,370	18.25	to	15.83	1,176,693	1.09%	7.65%	to	6.45%
2013	1.50%	to	2.60%	74,021	16.95	to	14.87	1,203,601	1.14%	32.57%	to	31.10%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
2016	1.50%	to	2.60%	39,436	19.76	to	16.76	750,695	0.00%	0.82%	to	-0.30%
2015	1.50%	to	2.60%	38,097	19.60	to	16.81	720,217	0.00%	9.19%	to	7.97%
2014	1.50%	to	2.60%	60,218	17.95	to	15.57	1,043,412	0.00%	12.13%	to	10.88%
2013	1.50%	to	2.60%	68,946	16.01	to	14.04	1,067,840	0.00%	34.94%	to	33.44%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
2016	0.95%	to	1.35%	37,760	11.66	to	11.44	434,769	0.56%	2.39%	to	1.97%
2015	0.95%	to	1.35%	41,294	11.39	to	11.22	465,770	0.68%	-2.24%	to	-2.63%
2014	0.95%	to	1.35%	51,236	11.65	to	11.52	592,854	0.38%	3.22%	to	2.80%
2013	0.95%	to	1.35%	35,956	11.28	to	11.21	403,981	0.42%	10.87%	to	10.42%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
2016	0.95%	to	2.60%	283,349	19.87	to	26.06	6,052,090	0.34%	23.61%	to	21.56%
2015	0.95%	to	2.60%	287,044	16.07	to	21.44	5,119,879	0.51%	-6.59%	to	-8.15%
2014	0.95%	to	2.60%	317,042	17.20	to	23.34	6,081,556	0.46%	7.91%	to	6.11%
2013	0.95%	to	2.60%	431,348	15.94	to	22.00	7,621,229	0.42%	36.33%	to	34.06%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
2016	0.95%	to	2.25%	2,176,556	26.24	to	14.09	53,541,252	2.36%	12.41%	to	10.94%
2015	0.95%	to	2.20%	2,448,116	23.34	to	13.53	53,678,710	2.09%	-6.53%	to	-7.70%
2014	0.95%	to	2.20%	2,789,911	24.97	to	14.65	65,258,239	2.03%	11.43%	to	10.03%
2013	0.95%	to	2.20%	3,010,407	22.41	to	13.32	63,780,641	2.21%	34.53%	to	32.84%
VP Income & Growth Fund - Class II (ACVIG2)
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
2016	1.50%	to	2.60%	32,344	19.58	to	16.61	594,805	2.13%	11.51%	to	10.26%
2015	1.50%	to	2.60%	30,472	17.56	to	15.06	506,377	1.85%	-7.36%	to	-8.39%
2014	1.50%	to	2.60%	32,813	18.96	to	16.44	592,458	1.69%	10.65%	to	9.41%
2013	1.50%	to	2.60%	71,691	17.13	to	15.03	1,168,018	1.97%	33.45%	to	31.96%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
2016	0.95%	to	2.60%	1,904,346	14.26	to	11.34	26,540,590	1.83%	3.40%	to	1.68%
2015	0.95%	to	2.60%	2,016,925	13.80	to	11.15	27,218,378	2.00%	-3.39%	to	-5.00%
2014	0.95%	to	2.60%	2,451,935	14.28	to	11.74	34,294,349	1.28%	2.32%	to	0.61%
2013	0.95%	to	2.60%	3,014,960	13.96	to	11.67	41,310,100	1.64%	-9.35%	to	-10.86%
VP International Fund - Class I (ACVI)
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
2016	0.95%	to	1.75%	75,002	18.05	to	12.49	1,322,597	1.05%	6.43%	to	-7.15%
2015	0.95%	to	1.75%	82,447	19.29	to	13.45	1,536,973	0.37%	-0.21%	to	-1.01%
2014	0.95%	to	1.75%	83,742	19.33	to	13.59	1,590,276	1.72%	-6.38%	to	-7.16%
2013	0.95%	to	1.75%	91,893	20.65	to	14.63	1,869,497	1.64%	21.26%	to	20.27%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
2016	0.95%	to	2.20%	825,875	24.45	to	21.35	19,860,790	1.70%	21.69%	to	20.16%
2015	0.95%	to	2.20%	729,254	20.09	to	17.77	14,429,721	1.66%	-2.37%	to	-3.60%
2014	0.95%	to	2.20%	903,966	20.58	to	18.43	18,361,036	1.18%	15.32%	to	13.86%
2013	0.95%	to	2.20%	892,688	17.85	to	16.19	15,722,506	1.22%	28.88%	to	27.25%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Ultra(R) Fund - Class I (ACVU1)
2017			1.75%	1,197			$23.46	$28,079	0.36%			29.92%
2016			1.75%	1,197			18.06	21,612	0.33%			2.62%
2015	1.75%	to	0.00%	1,197	17.59	to	0.00	21,060	0.44%	4.41%	to	0.00%
2014	1.75%	to	0.00%	1,197	16.85	to	0.00	20,170	0.37%	8.07%	to	0.00%
2013	1.75%	to	0.00%	1,197	15.59	to	0.00	18,664	0.52%	34.68%	to	0.00%
VP Value Fund - Class I (ACVV)
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
2016	0.95%	to	1.30%	55,773	36.01	to	36.33	2,050,095	1.72%	19.32%	to	18.92%
2015	0.95%	to	1.30%	61,186	30.18	to	30.55	1,887,125	2.14%	-4.79%	to	-5.15%
2014	0.95%	to	1.30%	66,415	31.77	to	32.21	2,155,674	1.53%	12.01%	to	11.61%
2013	0.95%	to	1.30%	77,138	28.30	to	28.86	2,239,005	1.64%	30.48%	to	30.01%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
2016	0.95%	to	1.80%	104,058	10.33	to	10.18	1,071,051	5.39%	11.75%	to	10.79%
2015	0.95%	to	1.55%	18,756	9.24	to	9.20	173,127	2.91%	-7.58%	to	-7.95%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
2016	0.95%	to	1.65%	128,933	9.96	to	9.85	1,282,078	1.78%	1.49%	to	0.77%
2015	0.95%	to	1.25%	45,761	9.82	to	9.80	448,770	0.66%	-1.81%	to	-2.01%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
2016	0.95%	to	1.45%	168,473	11.26	to	11.16	1,889,914	1.96%	14.96%	to	14.38%
2015	0.95%	to	1.25%	19,486	9.79	to	9.77	190,521	1.15%	-2.09%	to	-2.29%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
2016	0.95%	to	2.20%	1,974,068	15.78	to	14.31	30,664,529	1.13%	2.82%	to	1.53%
2015	0.95%	to	2.20%	2,343,231	15.35	to	14.10	35,468,870	1.01%	-1.94%	to	-3.18%
2014	0.95%	to	2.20%	2,646,248	15.65	to	14.56	40,919,274	2.12%	0.96%	to	-0.31%
2013	0.95%	to	2.20%	2,928,689	15.50	to	14.61	44,950,725	1.11%	13.33%	to	11.90%
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14%	****
VIP Small Cap Value Series - Service Class (DWVSVS)
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
2016	0.95%	to	1.80%	287,945	15.43	to	14.95	4,412,102	0.50%	29.84%	to	28.73%
2015	0.95%	to	1.75%	170,717	11.89	to	11.63	2,018,210	0.47%	-7.35%	to	-8.10%
2014	0.95%	to	2.20%	159,355	12.83	to	12.56	2,036,318	0.23%	4.62%	to	3.29%
2013	0.95%	to	1.75%	40,006	12.26	to	12.20	489,913	0.00%	22.64%	to	21.97%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
2016	0.95%	to	2.20%	142,240	12.03	to	11.63	1,700,367	0.87%	14.11%	to	12.67%
2015	0.95%	to	2.20%	121,436	10.54	to	10.32	1,274,437	0.45%	-3.44%	to	-4.66%
2014	0.95%	to	1.65%	57,261	10.92	to	10.86	624,090	0.00%	9.15%	to	8.64%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
2016	0.95%	to	2.25%	809,818	31.38	to	25.85	24,708,904	0.91%	24.54%	to	22.91%
2015	0.95%	to	2.25%	892,477	25.20	to	21.04	21,911,224	0.76%	-3.26%	to	-4.53%
2014	0.95%	to	2.20%	1,036,355	26.05	to	22.18	26,360,918	0.60%	4.12%	to	2.81%
2013	0.95%	to	2.25%	1,241,395	25.02	to	21.44	30,398,885	1.10%	39.38%	to	37.55%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
2016	0.95%	to	2.25%	11,452,165	27.13	to	14.09	292,893,239	2.00%	10.65%	to	9.20%
2015	0.95%	to	2.25%	12,769,592	24.52	to	12.90	295,611,124	1.81%	0.15%	to	-1.17%
2014	0.95%	to	2.20%	14,157,172	24.48	to	13.87	328,171,439	1.74%	12.35%	to	10.93%
2013	0.95%	to	2.25%	15,756,466	21.79	to	11.78	325,787,636	1.83%	30.77%	to	29.06%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.95%	to	2.05%	1,618,748	$24.15	to	$13.92	$37,628,917	1.15%	14.24%	to	12.98%
2016	0.95%	to	2.05%	1,793,904	21.14	to	12.32	36,551,616	1.31%	9.33%	to	8.12%
2015	0.95%	to	2.20%	2,024,544	19.33	to	11.11	37,788,025	1.06%	-4.11%	to	-5.32%
2014	0.95%	to	2.20%	2,276,820	20.16	to	11.74	44,404,027	1.06%	12.37%	to	10.96%
2013	0.95%	to	2.05%	2,492,466	17.94	to	10.82	43,320,669	1.27%	33.07%	to	31.59%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares (DSRGS)
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
2016	1.50%	to	2.60%	4,024	17.80	to	15.10	68,888	1.02%	8.43%	to	7.22%
2015	1.50%	to	2.60%	4,042	16.42	to	14.08	63,970	0.89%	-4.86%	to	-5.93%
2014	1.50%	to	2.60%	4,991	17.26	to	14.97	83,782	0.95%	11.43%	to	10.19%
2013	1.50%	to	2.60%	5,273	15.48	to	13.58	79,374	1.08%	31.99%	to	30.51%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
2016	0.95%	to	2.20%	1,911,699	25.49	to	14.29	45,619,500	1.62%	6.88%	to	5.54%
2015	0.95%	to	2.20%	2,239,783	23.85	to	13.54	50,055,313	1.69%	-3.40%	to	-4.61%
2014	0.95%	to	2.25%	2,602,296	24.69	to	13.93	60,252,738	1.82%	7.06%	to	5.66%
2013	0.95%	to	2.25%	3,076,919	23.06	to	13.19	66,538,642	1.95%	19.95%	to	18.38%
Appreciation Portfolio - Service Shares (DCAPS)
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
2016	1.50%	to	2.60%	45,726	17.89	to	15.17	764,805	1.38%	6.02%	to	4.84%
2015	1.50%	to	2.60%	54,230	16.87	to	14.47	859,323	1.46%	-4.17%	to	-5.24%
2014	1.50%	to	2.60%	61,065	17.60	to	15.27	1,015,902	1.59%	6.21%	to	5.02%
2013	1.50%	to	2.60%	72,014	16.58	to	14.54	1,134,640	1.70%	19.01%	to	17.68%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
2016	0.95%	to	1.40%	1,714	19.80	to	18.48	32,470	0.00%	15.96%	to	15.44%
2015	0.95%	to	1.40%	1,648	17.07	to	16.01	26,995	0.00%	-3.21%	to	-3.65%
2014	0.95%	to	1.10%	697	17.64	to	17.29	12,118	0.00%	0.63%	to	0.48%
2013	0.95%	to	1.55%	2,139	17.53	to	16.28	35,684	0.00%	47.14%	to	46.25%
International Value Portfolio - Initial Shares (DVIV)
2017	1.10%	to	1.15%	122	18.70	to	18.55	2,271	1.48%	27.11%	to	27.04%
2016	1.10%	to	1.15%	122	14.71	to	14.60	1,787	1.95%	-2.53%	to	-2.58%
2015	1.10%	to	1.15%	122	15.09	to	14.98	1,834	3.32%	-3.79%	to	-3.84%
2014	0.95%	to	1.40%	342	16.00	to	15.07	5,270	1.79%	-10.18%	to	-10.59%
2013	0.95%	to	1.40%	536	17.82	to	16.86	9,342	2.32%	21.83%	to	21.27%
Floating-Rate Income Fund (ETVFR)
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
2016	0.95%	to	1.65%	881,011	10.51	to	10.32	9,215,513	3.40%	7.91%	to	7.15%
2015	0.95%	to	1.65%	330,934	9.74	to	9.63	3,210,336	3.17%	-1.93%	to	-2.63%
2014	0.95%	to	1.40%	812,642	9.94	to	9.91	8,066,420	1.92%	-0.64%	to	-1.21%	****
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	1.50%	to	2.60%	11,523	11.78	to	9.88	127,743	1.43%	9.01%	to	7.80%
2016	1.50%	to	2.60%	16,860	10.81	to	9.17	171,926	1.53%	-5.91%	to	-6.96%
2015	1.50%	to	2.60%	18,951	11.49	to	9.85	205,561	1.53%	-7.84%	to	-8.87%
2014	1.50%	to	2.60%	19,014	12.47	to	10.81	224,746	1.83%	-2.81%	to	-3.90%
2013	1.50%	to	2.60%	21,807	12.83	to	11.25	266,679	0.80%	14.37%	to	13.10%
High Income Bond Fund II - Service Shares (FHIBS)
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
2016	1.50%	to	2.60%	53,752	22.90	to	19.42	1,168,562	6.23%	12.82%	to	11.56%
2015	1.50%	to	2.60%	79,104	20.30	to	17.41	1,519,361	5.30%	-4.18%	to	-5.25%
2014	1.50%	to	2.60%	86,163	21.19	to	18.38	1,736,607	6.01%	0.88%	to	-0.24%
2013	1.50%	to	2.60%	97,338	21.00	to	18.42	1,951,238	6.86%	5.13%	to	3.95%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
2016	0.95%	to	2.25%	3,339,797	19.36	to	15.89	62,481,243	3.69%	2.84%	to	1.49%
2015	0.95%	to	2.25%	3,802,568	18.82	to	15.65	69,280,984	3.90%	-1.20%	to	-2.49%
2014	0.95%	to	2.25%	4,354,125	19.05	to	16.05	80,390,966	3.85%	2.81%	to	1.46%
2013	0.95%	to	2.25%	4,981,035	18.53	to	15.82	89,634,995	4.37%	0.08%	to	-1.24%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2017	1.50%	to	2.60%	133,810	$15.17	to	$12.73	$1,926,612	3.13%	2.20%	to	1.06%
2016	1.50%	to	2.60%	164,285	14.85	to	12.59	2,309,195	3.35%	1.98%	to	0.85%
2015	1.50%	to	2.60%	191,517	14.56	to	12.49	2,646,387	3.59%	-1.93%	to	-3.03%
2014	1.50%	to	2.60%	218,149	14.84	to	12.88	3,092,039	3.64%	1.96%	to	0.82%
2013	1.50%	to	2.60%	259,067	14.56	to	12.77	3,614,276	4.09%	-0.76%	to	-1.87%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
2016	1.50%	to	2.60%	13,418	22.28	to	18.90	278,654	0.85%	7.64%	to	6.44%
2015	1.50%	to	2.60%	17,974	20.70	to	17.76	350,518	0.83%	-4.64%	to	-5.71%
2014	1.50%	to	2.60%	21,779	21.71	to	18.83	448,550	0.70%	4.92%	to	3.74%
2013	1.50%	to	2.60%	34,351	20.69	to	18.15	679,463	0.65%	28.23%	to	26.80%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
2016	0.95%	to	1.35%	84,218	10.46	to	10.43	880,135	2.44%	4.60%	to	4.32%	****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
2016	0.95%	to	1.30%	351,906	36.96	to	34.10	12,620,741	0.71%	6.89%	to	6.50%
2015	0.95%	to	1.30%	392,729	34.58	to	32.02	13,201,749	0.92%	-0.40%	to	-0.74%
2014	0.95%	to	1.30%	429,643	34.72	to	32.26	14,526,741	0.85%	10.75%	to	10.37%
2013	0.95%	to	1.35%	465,436	31.35	to	29.45	14,229,522	0.97%	29.90%	to	29.38%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
2016	0.95%	to	2.05%	1,298,045	11.35	to	10.07	14,490,532	0.54%	32.24%	to	30.78%
2015	0.95%	to	2.05%	1,108,475	8.58	to	7.70	9,394,370	0.91%	-21.50%	to	-22.38%
2014	0.95%	to	2.05%	1,251,643	10.93	to	9.92	13,535,715	0.60%	-13.59%	to	-14.56%
2013	0.95%	to	2.05%	1,355,265	12.65	to	11.61	17,002,586	0.67%	22.97%	to	21.60%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
2016	0.95%	to	2.20%	7,244,248	25.96	to	16.15	185,259,014	2.15%	16.79%	to	15.32%
2015	0.95%	to	2.20%	8,247,677	22.23	to	14.00	180,836,026	2.96%	-5.00%	to	-6.20%
2014	0.95%	to	2.25%	9,377,426	23.40	to	16.56	216,789,547	2.64%	7.61%	to	6.20%
2013	0.95%	to	2.25%	10,635,351	21.75	to	15.60	228,824,899	2.33%	26.80%	to	25.13%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
2016	1.50%	to	2.60%	197,716	19.30	to	16.37	3,639,873	2.03%	15.95%	to	14.66%
2015	1.50%	to	2.60%	242,717	16.65	to	14.28	3,867,429	2.83%	-5.67%	to	-6.73%
2014	1.50%	to	2.60%	277,879	17.65	to	15.31	4,710,320	2.53%	6.85%	to	5.66%
2013	1.50%	to	2.60%	317,752	16.52	to	14.49	5,053,731	2.19%	25.91%	to	24.51%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
2016	0.95%	to	1.95%	537,118	15.09	to	13.54	7,956,657	1.35%	4.28%	to	3.23%
2015	0.95%	to	1.95%	569,772	14.47	to	13.12	8,107,848	1.54%	-1.26%	to	-2.26%
2014	0.95%	to	1.95%	663,828	14.66	to	13.42	9,586,214	1.45%	3.36%	to	2.31%
2013	0.95%	to	1.95%	760,965	14.18	to	13.12	10,654,276	1.56%	12.32%	to	11.18%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
2016	0.95%	to	1.65%	781,626	15.05	to	13.96	11,582,731	1.46%	5.04%	to	4.30%
2015	0.95%	to	1.85%	820,828	14.33	to	13.12	11,589,360	1.67%	-1.31%	to	-2.21%
2014	0.95%	to	1.85%	877,056	14.52	to	13.42	12,566,546	1.57%	3.67%	to	2.73%
2013	0.95%	to	1.85%	889,747	14.01	to	13.06	12,324,633	1.81%	14.85%	to	13.81%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
2016	0.95%	to	2.05%	462,711	15.34	to	13.62	6,979,830	1.31%	5.51%	to	4.34%
2015	0.95%	to	2.05%	491,009	14.54	to	13.05	7,040,849	1.54%	-1.28%	to	-2.38%
2014	0.95%	to	2.05%	561,359	14.73	to	13.37	8,163,977	1.49%	3.87%	to	2.71%
2013	0.95%	to	1.80%	582,494	14.18	to	13.27	8,172,824	1.74%	20.34%	to	19.31%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.95%	to	1.55%	48,233	$13.04	to	$12.91	$627,878	1.12%	15.51%	to	14.81%
2016	0.95%	to	1.55%	36,647	11.29	to	11.24	413,219	4.39%	12.89%	to	12.43%	****
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
2016	0.95%	to	1.30%	50,374	19.68	to	17.88	926,496	0.22%	-0.71%	to	-1.05%
2015	0.95%	to	1.30%	60,656	19.82	to	18.07	1,124,906	0.06%	4.48%	to	4.09%
2014	0.95%	to	1.30%	62,685	18.97	to	17.36	1,114,397	0.11%	11.00%	to	10.64%
2013	0.95%	to	1.30%	73,114	17.09	to	15.69	1,172,662	0.19%	36.50%	to	35.99%
VIP Growth Portfolio - Service Class (FGS)
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
2016	0.95%	to	2.25%	6,033,833	25.21	to	10.53	143,259,482	0.00%	-0.24%	to	-1.55%
2015	0.95%	to	2.20%	7,150,108	25.27	to	13.45	170,318,963	0.16%	6.04%	to	4.70%
2014	0.95%	to	2.20%	7,796,816	23.83	to	12.84	174,901,353	0.09%	10.13%	to	8.74%
2013	0.95%	to	2.20%	8,522,611	21.64	to	11.81	174,182,549	0.19%	34.91%	to	33.21%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
2016	1.50%	to	2.60%	112,937	18.16	to	15.40	1,952,646	0.00%	-0.95%	to	-2.06%
2015	1.50%	to	2.60%	137,756	18.34	to	15.73	2,421,026	0.03%	5.30%	to	4.12%
2014	1.50%	to	2.60%	150,437	17.42	to	15.11	2,518,512	0.00%	9.35%	to	8.13%
2013	1.50%	to	2.60%	174,860	15.93	to	13.97	2,672,773	0.05%	33.96%	to	32.47%
VIP High Income Portfolio - Service Class (FHIS)
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
2016	0.95%	to	2.20%	3,382,223	17.18	to	13.01	59,057,775	4.73%	13.29%	to	11.86%
2015	0.95%	to	2.20%	3,163,780	15.17	to	11.63	48,666,512	6.38%	-4.65%	to	-5.87%
2014	0.95%	to	2.20%	2,134,772	15.91	to	12.35	34,429,561	5.41%	0.11%	to	-1.15%
2013	0.95%	to	2.20%	2,423,871	15.89	to	12.50	39,104,663	5.44%	4.87%	to	3.54%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
2016	0.95%	to	2.20%	2,213,017	15.27	to	12.84	33,024,163	2.28%	3.64%	to	2.33%
2015	0.95%	to	2.10%	2,361,146	14.74	to	12.71	34,049,410	2.40%	-1.65%	to	-2.79%
2014	0.95%	to	1.85%	2,667,673	15.61	to	13.47	39,225,197	2.07%	4.75%	to	3.80%
2013	0.95%	to	2.20%	3,020,099	14.31	to	12.49	42,470,243	2.06%	-2.82%	to	-4.05%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
2016	0.95%	to	2.25%	1,351,989	18.48	to	16.05	24,563,941	0.40%	11.05%	to	9.60%
2015	0.95%	to	2.20%	1,661,426	16.64	to	14.72	27,218,242	0.37%	-2.44%	to	-3.67%
2014	0.95%	to	2.20%	1,970,607	22.60	to	15.28	33,155,493	0.15%	5.19%	to	3.86%
2013	0.95%	to	2.20%	2,291,393	16.22	to	14.71	36,702,772	0.39%	34.77%	to	33.07%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
2016	1.50%	to	2.60%	102,792	32.15	to	27.26	3,134,229	0.29%	10.25%	to	9.02%
2015	1.50%	to	2.60%	133,175	29.16	to	25.01	3,697,517	0.24%	-3.10%	to	-4.19%
2014	1.50%	to	2.60%	159,648	30.09	to	26.10	4,596,858	0.02%	4.44%	to	3.27%
2013	1.50%	to	2.60%	185,686	28.81	to	25.27	5,132,066	0.27%	33.83%	to	32.34%
VIP Overseas Portfolio - Service Class (FOS)
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
2016	0.95%	to	2.20%	1,555,550	16.90	to	11.37	26,221,420	1.29%	-6.02%	to	-7.20%
2015	0.95%	to	2.20%	1,774,756	17.98	to	12.25	31,896,185	1.54%	2.51%	to	1.21%
2014	0.95%	to	2.20%	745,111	17.54	to	12.10	13,047,672	1.17%	-9.03%	to	-10.18%
2013	0.95%	to	2.20%	847,048	19.28	to	13.48	16,317,408	1.25%	29.14%	to	27.51%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
2016	1.50%	to	2.60%	135,568	8.72	to	8.56	1,176,260	1.13%	-6.69%	to	-7.72%
2015	1.50%	to	2.60%	171,574	9.35	to	9.28	1,600,555	1.03%	-6.52%	to	-7.22%	****

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.95%	to	2.05%	300,454	$29.02	to	$24.36	$8,483,270	1.37%	18.08%	to	16.77%
2016	0.95%	to	2.05%	341,226	24.57	to	20.86	8,172,924	0.97%	8.44%	to	7.24%
2015	0.95%	to	2.05%	403,370	22.66	to	19.45	8,930,796	0.97%	-3.98%	to	-5.04%
2014	0.95%	to	2.20%	490,540	23.60	to	20.09	11,299,592	0.84%	5.68%	to	4.35%
2013	0.95%	to	2.20%	579,506	22.33	to	19.25	12,648,432	0.79%	29.21%	to	27.58%
VIP Real Estate Portfolio - Service Class 2 (FRESS2)
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
2016	0.95%	to	2.20%	2,722,160	16.46	to	14.37	43,856,874	4.76%	12.94%	to	11.52%
2015	0.95%	to	2.20%	2,883,076	14.57	to	12.89	41,207,872	4.79%	-7.94%	to	-9.10%
2014	0.95%	to	2.20%	3,904,594	15.83	to	14.18	60,696,543	4.97%	3.62%	to	231.00%
2013	0.95%	to	2.20%	3,963,678	15.28	to	13.86	59,562,946	6.38%	12.86%	to	11.44%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
2016	0.95%	to	1.85%	564,644	18.86	to	17.11	10,548,966	0.81%	28.95%	to	27.79%
2015	0.95%	to	1.85%	607,028	14.63	to	13.39	8,815,407	0.64%	-8.27%	to	-9.10%
2014	0.95%	to	1.85%	741,947	15.94	to	14.73	11,761,173	0.61%	-0.38%	to	-1.29%
2013	0.95%	to	2.20%	924,905	16.01	to	14.52	14,759,707	1.28%	34.94%	to	33.24%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
2016	0.95%	to	2.05%	360,161	8.68	to	8.42	3,109,489	0.80%	16.33%	to	15.04%
2015	0.95%	to	2.05%	399,911	7.46	to	7.32	2,973,906	2.13%	-20.37%	to	-21.25%
2014	0.95%	to	2.05%	453,033	9.37	to	8.92	4,238,763	1.49%	-6.31%	to	-7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
2016	0.95%	to	1.95%	533,157	8.53	to	8.31	4,548,091	1.94%	6.16%	to	5.09%
2015	0.95%	to	1.95%	642,770	8.04	to	7.90	5,170,898	3.52%	-7.38%	to	-8.32%
2014	0.95%	to	1.95%	866,682	8.68	to	8.62	7,541,374	2.83%	-13.21%	to	-13.80%	****
2013	1.25%	to	0.00%	1,399	19.86	to	0.00	27,781	2.29%	21.43%	to	0.00%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%
2016	0.95%	to	2.20%	2,488,411	9.69	to	9.36	24,006,948	0.00%	1.96%	to	0.68%
2015	0.95%	to	2.20%	3,125,167	9.50	to	9.30	29,609,643	7.99%	-5.21%	to	-6.41%
2014	0.95%	to	2.20%	3,710,891	10.02	to	9.94	37,147,623	5.15%	0.21%	to	-0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
2016	0.95%	to	2.05%	471,272	13.50	to	12.26	6,255,797	3.80%	12.11%	to	10.87%
2015	0.95%	to	2.05%	530,907	12.04	to	11.06	6,299,895	3.07%	-7.10%	to	-8.14%
2014	0.95%	to	2.05%	601,402	12.97	to	12.03	7,698,785	2.82%	1.87%	to	0.74%
2013	0.95%	to	2.05%	478,758	12.73	to	11.95	6,019,658	12.55%	22.59%	to	21.23%
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
2016	0.95%	to	2.60%	101,117	15.04	to	15.07	1,665,854	0.00%	1.05%	to	-0.63%
2015	0.95%	to	2.60%	140,003	14.88	to	15.16	2,255,818	0.00%	3.76%	to	2.03%
2014	0.95%	to	2.60%	142,833	14.34	to	14.86	2,246,259	0.00%	7.14%	to	5.36%
2013	0.95%	to	2.60%	228,562	13.39	to	14.10	3,279,415	0.22%	38.47%	to	36.16%
VI Comstock Fund - Series II Shares (ACC2)
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
2016	1.50%	to	2.60%	165,817	21.28	to	18.05	3,363,738	1.22%	15.24%	to	13.95%
2015	1.50%	to	2.60%	209,478	18.46	to	15.84	3,699,206	1.60%	-7.60%	to	-8.63%
2014	1.50%	to	2.60%	264,718	19.98	to	17.33	5,081,741	1.04%	7.46%	to	6.26%
2013	1.50%	to	2.60%	343,323	18.59	to	16.31	6,163,839	1.43%	33.62%	to	32.13%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.95%	to	1.30%	2,882	$19.19	to	$18.81	$54,489	0.06%	26.14%	to	25.69%
2016	0.95%	to	1.30%	1,464	15.22	to	14.97	22,051	0.00%	1.30%	to	0.94%
2015	0.95%	to	1.30%	1,478	15.02	to	14.83	22,028	0.00%	4.01%	to	3.64%
2014	0.95%	to	1.30%	1,817	14.44	to	14.31	26,109	0.03%	7.41%	to	7.03%
2013	0.95%	to	1.40%	4,408	13.45	to	13.34	59,050	0.44%	38.81%	to	38.18%
VI Core Equity Fund - Series I Shares (AVGI)
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
2016	1.10%	to	1.55%	144	20.80	to	19.41	2,886	0.76%	9.05%	to	8.56%
2015	0.95%	to	1.55%	157	19.48	to	17.88	2,906	0.98%	-6.67%	to	-7.23%
2014	0.95%	to	1.55%	986	20.88	to	19.28	19,891	0.70%	7.12%	to	6.47%
2013	0.95%	to	1.55%	3,228	19.49	to	18.10	59,276	1.29%	28.02%	to	27.25%
VI Core Equity Fund - Series II Shares (AVCE2)
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
2016	1.50%	to	2.50%	33,768	15.88	to	14.24	511,945	0.51%	8.37%	to	7.28%
2015	1.50%	to	2.50%	34,516	14.65	to	13.27	485,161	0.91%	-7.41%	to	-8.35%
2014	1.50%	to	2.50%	36,293	15.83	to	14.48	553,146	0.63%	6.23%	to	5.15%
2013	1.50%	to	2.50%	42,811	14.90	to	13.78	616,753	1.26%	27.00%	to	25.71%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
2016	0.95%	to	1.70%	20,133	15.07	to	14.44	298,616	2.07%	14.03%	to	13.17%
2015	0.95%	to	1.70%	18,079	13.22	to	12.76	235,344	2.41%	-3.22%	to	-3.95%
2014	0.95%	to	1.70%	25,674	13.66	to	13.28	347,063	1.80%	8.00%	to	7.18%
2013	0.95%	to	1.70%	25,948	12.65	to	12.39	325,654	1.77%	23.99%	to	23.06%
VI Global Health Care Fund - Series I Shares (IVHS)
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
2016	0.95%	to	1.20%	16,171	20.06	to	19.53	318,961	0.00%	12.29%	to	12.54%
2015	0.95%	to	1.20%	19,240	22.87	to	22.33	433,522	0.00%	2.19%	to	1.96%
2014	0.95%	to	1.20%	20,201	22.38	to	21.90	446,575	0.00%	18.54%	to	18.19%
2013	0.95%	to	1.20%	16,890	18.88	to	18.53	315,457	0.75%	39.21%	to	38.86%
VI Global Real Estate Fund - Series I Shares (IVRE)
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
2016	0.95%	to	1.30%	17,134	13.40	to	12.90	225,224	1.63%	-1.13%	to	-0.70%
2015	0.95%	to	1.30%	18,254	13.25	to	12.81	237,992	3.21%	-2.43%	to	-2.81%
2014	0.95%	to	1.30%	22,119	13.58	to	13.18	296,027	1.62%	13.55%	to	13.13%
2013	0.95%	to	1.30%	23,003	11.96	to	11.65	271,759	3.07%	1.74%	to	1.38%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
2016	0.95%	to	1.75%	30,540	13.93	to	13.41	422,158	0.00%	12.09%	to	11.19%
2015	0.95%	to	1.75%	27,780	12.43	to	12.06	342,907	0.11%	-5.19%	to	-5.96%
2014	0.95%	to	1.75%	27,245	13.11	to	12.83	355,494	0.00%	3.18%	to	2.35%
2013	0.95%	to	1.75%	27,191	12.70	to	12.53	344,396	0.69%	27.24%	to	26.22%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.95%	to	2.20%	70,739	17.00	to	15.82	1,178,579	0.00%	20.98%	to	19.46%
2016	0.95%	to	2.20%	57,671	14.05	to	13.24	797,324	0.00%	-0.38%	to	-1.63%
2015	0.95%	to	2.45%	94,924	14.10	to	13.33	1,326,271	0.00%	0.08%	to	-1.43%
2014	0.95%	to	2.45%	83,158	14.09	to	13.53	1,163,228	0.00%	6.67%	to	5.05%
2013	0.95%	to	2.20%	98,422	13.21	to	12.93	1,293,616	0.24%	35.31%	to	33.60%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
2016	0.95%	to	2.20%	694,073	29.06	to	24.75	19,746,585	0.86%	13.61%	to	12.18%
2015	0.95%	to	2.20%	746,110	25.58	to	22.06	18,730,612	1.00%	-3.58%	to	-4.80%
2014	0.95%	to	2.20%	812,154	26.53	to	23.17	21,157,794	0.79%	14.01%	to	12.58%
2013	0.95%	to	2.20%	870,361	23.27	to	20.58	19,889,406	1.04%	31.04%	to	29.39%
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
2016	0.95%	to	1.65%	184,707	9.93	to	9.82	1,831,025	2.78%	1.25%	to	0.54%
2015	0.95%	to	1.60%	90,278	9.81	to	9.77	884,629	1.78%	-1.91%	to	-2.34%	****

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Forty Portfolio: Service Shares (JACAS)
2017	0.95%	to	2.25%	3,950,208	$32.63	to	$18.01	$87,500,015	0.00%	28.76%	to	27.08%
2016	0.95%	to	2.25%	4,485,820	17.72	to	14.17	77,285,106	0.87%	0.98%	to	-0.35%
2015	0.95%	to	2.20%	5,373,132	17.55	to	14.34	91,814,219	1.21%	10.87%	to	9.47%
2014	0.95%	to	2.25%	5,834,092	22.91	to	13.00	90,055,321	0.03%	7.44%	to	6.03%
2013	0.95%	to	2.25%	6,674,039	14.73	to	12.26	96,052,947	0.59%	29.64%	to	27.94%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
2016	0.95%	to	2.20%	2,960,362	9.39	to	7.57	27,046,770	0.09%	12.77%	to	11.35%
2015	0.95%	to	2.20%	3,468,814	8.32	to	6.80	28,142,322	0.78%	3.61%	to	2.34%
2014	0.95%	to	2.20%	3,717,902	8.03	to	6.64	29,175,387	0.00%	8.31%	to	6.94%
2013	0.95%	to	2.20%	4,420,916	7.41	to	6.21	32,082,981	0.00%	34.10%	to	32.41%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
2016	0.95%	to	2.20%	3,831,773	11.08	to	8.93	41,290,767	4.95%	-7.59%	to	-8.75%
2015	0.95%	to	2.20%	4,364,194	11.99	to	9.79	50,989,446	0.50%	-9.67%	to	-10.81%
2014	0.95%	to	2.20%	4,980,693	13.27	to	10.98	64,553,443	5.74%	-12.93%	to	-14.04%
2013	0.95%	to	2.20%	5,797,336	15.24	to	12.77	86,421,163	3.05%	13.20%	to	11.77%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
2016	0.95%	to	1.65%	310,974	8.98	to	8.81	2,781,792	1.37%	19.64%	to	18.79%
2015	0.95%	to	1.40%	158,404	7.50	to	7.45	1,187,066	1.24%	-20.82%	to	-21.18%
2014	0.95%	to	1.55%	119,098	9.48	to	9.44	1,127,190	3.07%	-5.24%	to	-5.63%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
2016	0.95%	to	1.80%	32,148	10.00	to	9.94	320,947	3.58%	-0.02%	to	-0.59%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
2016	1.50%	to	2.60%	46,527	16.24	to	13.77	716,060	0.00%	3.05%	to	1.90%
2015	1.50%	to	2.60%	64,299	15.76	to	13.52	966,597	0.00%	2.87%	to	1.72%
2014	1.50%	to	2.60%	76,594	15.32	to	13.29	1,122,629	0.00%	6.93%	to	5.74%
2013	1.50%	to	2.60%	91,207	14.33	to	12.57	1,255,615	0.00%	35.16%	to	33.65%
New Discovery Series - Service Class (MNDSC)
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
2016	0.95%	to	2.45%	90,814	13.72	to	18.17	1,353,250	0.00%	7.77%	to	6.14%
2015	0.95%	to	2.45%	115,987	12.74	to	17.11	1,617,222	0.00%	-3.08%	to	-4.54%
2014	0.95%	to	2.45%	137,537	13.14	to	17.93	1,994,989	0.00%	-8.37%	to	-9.76%
2013	0.95%	to	2.45%	254,247	14.34	to	19.87	3,970,427	0.00%	39.88%	to	37.76%
Value Series - Service Class (MVFSC)
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
2016	0.95%	to	2.60%	1,996,361	19.30	to	20.08	38,626,135	1.87%	12.70%	to	10.83%
2015	0.95%	to	2.60%	1,981,083	17.12	to	18.12	34,071,884	2.07%	-1.88%	to	-3.51%
2014	0.95%	to	2.60%	2,197,403	17.45	to	18.78	38,562,182	1.32%	9.16%	to	7.34%
2013	0.95%	to	2.60%	2,507,162	15.99	to	17.49	40,457,138	1.00%	34.31%	to	32.07%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
2016	0.95%	to	2.60%	1,120,560	16.51	to	14.76	18,278,255	1.16%	2.86%	to	1.15%
2015	0.95%	to	2.60%	1,208,379	16.05	to	14.60	19,199,545	1.76%	5.31%	to	3.56%
2014	0.95%	to	2.60%	1,049,003	15.24	to	14.10	15,833,143	1.83%	0.17%	to	-1.50%
2013	0.95%	to	2.60%	907,244	15.22	to	14.31	13,708,791	1.42%	26.42%	to	24.32%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
2016	0.95%	to	1.85%	104,089	9.39	to	9.25	973,896	4.02%	13.88%	to	12.85%
2015	0.95%	to	1.20%	8,845	8.25	to	8.23	72,897	1.36%	-17.55%	to	-17.69%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
2016	0.95%	to	2.20%	362,770	13.83	to	12.07	4,869,447	1.95%	5.11%	to	3.78%
2015	0.95%	to	2.20%	336,605	13.15	to	11.63	4,277,688	3.14%	-1.59%	to	-2.84%
2014	0.95%	to	2.20%	330,800	13.37	to	11.97	4,304,578	3.70%	6.83%	to	5.48%
2013	0.95%	to	1.85%	163,990	12.51	to	11.67	2,009,490	3.80%	-1.26%	to	-2.16%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	1.50%	to	2.60%	40,685	$13.82	to	$11.72	$525,773	2.91%	4.31%	to	3.15%
2016	1.50%	to	2.60%	40,850	13.25	to	11.36	508,233	1.66%	4.28%	to	3.12%
2015	1.50%	to	2.60%	41,530	12.70	to	11.02	497,794	3.50%	-2.32%	to	-3.41%
2014	1.50%	to	2.60%	61,442	13.00	to	11.41	764,445	2.81%	5.95%	to	4.77%
2013	1.50%	to	2.60%	58,862	12.27	to	10.89	693,444	3.46%	-2.07%	to	-3.17%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
2016	0.95%	to	2.15%	141,984	31.70	to	30.39	5,303,193	5.51%	9.51%	to	8.18%
2015	0.95%	to	2.15%	159,150	28.95	to	28.09	5,415,071	5.29%	-2.06%	to	-3.24%
2014	0.95%	to	2.15%	180,466	29.56	to	29.03	6,240,026	5.39%	1.95%	to	0.71%
2013	0.95%	to	2.15%	213,062	28.99	to	28.83	7,231,044	4.01%	-9.62%	to	-10.71%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
2016	1.60%	to	1.75%	3,555	11.84	to	11.55	41,106	0.00%	-10.24%	to	-10.37%
2015	1.60%	to	1.75%	3,622	13.19	to	12.88	46,737	0.00%	-7.40%	to	-7.54%
2014	1.60%	to	1.75%	3,677	14.25	to	13.93	51,298	0.00%	0.34%	to	0.18%
2013	1.60%	to	1.75%	3,737	14.20	to	13.91	52,021	0.37%	35.29%	to	35.08%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	1.60%	to	1.75%	21,182	49.12	to	43.55	1,017,453	1.44%	1.46%	to	1.31%
2016	1.60%	to	1.75%	21,611	48.41	to	42.99	1,015,490	1.34%	5.11%	to	4.95%
2015	1.60%	to	1.75%	21,115	47.83	to	0.00	951,516	1.36%	0.79%	to	0.00%
2014	1.60%	to	1.75%	22,531	45.81	to	40.80	1,010,087	1.47%	27.65%	to	27.45%
2013	1.60%	to	1.75%	24,549	35.89	to	32.01	855,806	1.19%	0.42%	to	0.27%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
2016	0.95%	to	1.40%	19,769	10.98	to	10.86	216,558	0.58%	9.00%	to	8.51%
2015	0.95%	to	1.40%	50,838	10.08	to	10.01	511,378	4.49%	-0.81%	to	-1.26%
2014	0.95%	to	1.55%	8,825	10.16	to	10.13	89,574	2.10%	1.58%	to	1.29%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
2016	0.95%	to	1.45%	47,083	10.37	to	10.24	486,489	0.00%	7.52%	to	6.98%
2015	0.95%	to	1.40%	18,423	9.64	to	9.58	177,523	2.32%	-3.18%	to	-3.62%
2014	0.95%	to	1.00%	8,915			9.96	88,798	1.67%			-0.41%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
2016	0.95%	to	2.20%	4,807,368	26.30	to	23.86	124,758,156	2.32%	19.30%	to	17.80%
2015	0.95%	to	2.20%	5,407,882	22.05	to	20.26	117,824,510	2.34%	-5.18%	to	-6.38%
2014	0.95%	to	2.25%	6,143,389	23.25	to	21.58	141,441,257	1.96%	12.04%	to	10.57%
2013	0.95%	to	2.25%	7,014,850	20.75	to	19.51	144,368,536	1.82%	30.65%	to	28.93%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
2016	1.50%	to	2.60%	82,150	24.85	to	22.80	1,985,540	2.15%	18.41%	to	17.10%
2015	1.50%	to	2.60%	99,337	20.99	to	19.47	2,035,516	2.16%	-5.88%	to	-6.93%
2014	1.50%	to	2.60%	112,628	22.30	to	20.92	2,461,761	1.77%	11.25%	to	10.01%
2013	1.50%	to	2.60%	135,281	20.04	to	19.02	2,665,192	1.63%	29.70%	to	28.25%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
2016	0.95%	to	2.20%	3,102,376	16.35	to	14.28	49,628,430	1.96%	7.97%	to	6.61%
2015	0.95%	to	2.20%	3,137,242	15.14	to	13.39	46,561,740	1.41%	0.02%	to	-1.24%
2014	0.95%	to	2.20%	3,245,900	15.14	to	13.56	48,304,290	0.95%	3.99%	to	2.68%
2013	0.95%	to	2.20%	3,225,592	14.56	to	13.21	46,246,667	1.35%	22.11%	to	20.57%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
2016	0.95%	to	1.85%	1,010,693	12.21	to	11.08	12,114,703	2.45%	1.68%	to	0.76%
2015	0.95%	to	1.85%	1,120,166	12.01	to	10.99	13,235,992	1.33%	-1.18%	to	-2.08%
2014	0.95%	to	1.85%	1,158,387	12.15	to	11.23	13,871,458	1.21%	3.98%	to	3.04%
2013	0.95%	to	1.85%	1,315,739	11.68	to	10.89	15,176,840	1.59%	-3.50%	to	-4.38%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.95%	to	1.95%	1,207,920	$21.75	to	$19.33	$25,717,194	0.71%	29.73%	to	28.42%
2016	0.95%	to	1.95%	1,221,489	16.77	to	15.05	20,066,993	1.47%	-0.76%	to	-1.76%
2015	0.95%	to	1.95%	1,305,662	16.90	to	15.32	21,645,512	0.66%	5.53%	to	4.47%
2014	0.95%	to	1.95%	1,373,880	16.01	to	14.66	21,632,871	0.69%	0.87%	to	-0.15%
2013	0.95%	to	1.95%	1,583,720	15.87	to	14.69	24,775,951	0.38%	27.42%	to	26.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
2016	0.95%	to	2.05%	1,683,521	17.44	to	15.48	28,793,044	0.22%	8.03%	to	6.83%
2015	0.95%	to	2.05%	2,077,908	16.14	to	14.49	32,968,172	0.71%	5.42%	to	4.25%
2014	0.95%	to	2.05%	2,547,233	15.31	to	13.90	38,381,085	0.45%	7.04%	to	5.85%
2013	0.95%	to	2.05%	3,111,350	14.31	to	13.13	43,904,661	0.32%	28.38%	to	26.95%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
2016	0.95%	to	2.20%	1,438,303	15.26	to	13.50	21,618,630	1.17%	10.03%	to	8.65%
2015	0.95%	to	2.20%	1,476,294	13.87	to	12.42	20,196,414	0.85%	0.13%	to	-1.14%
2014	0.95%	to	2.20%	1,516,576	13.85	to	12.57	20,751,976	0.81%	9.18%	to	7.80%
2013	0.95%	to	2.20%	1,473,478	12.69	to	11.66	18,495,773	1.07%	31.71%	to	30.04%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
2016	0.95%	to	2.20%	1,520,099	24.92	to	17.71	36,143,274	5.29%	13.07%	to	11.65%
2015	0.95%	to	2.20%	1,719,022	22.04	to	15.86	36,301,313	5.11%	-3.53%	to	-4.75%
2014	0.95%	to	2.20%	1,849,112	22.84	to	16.65	40,536,442	5.53%	1.58%	to	0.29%
2013	0.95%	to	2.20%	1,046,197	22.49	to	16.60	22,597,680	6.10%	6.06%	to	4.72%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
2016	0.95%	to	2.05%	696,174	19.84	to	16.55	13,414,648	0.81%	6.70%	to	5.51%
2015	0.95%	to	2.05%	748,860	18.60	to	15.69	13,564,897	0.79%	-16.79%	to	-17.72%
2014	0.95%	to	2.05%	911,864	22.35	to	19.06	19,862,295	1.25%	-6.40%	to	-7.44%
2013	0.95%	to	2.05%	38,605	23.88	to	20.60	906,322	1.15%	-0.21%	to	-1.32%
NVIT Emerging Markets Fund - Class II (GEM2)
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
2016	1.50%	to	2.60%	31,697	8.41	to	8.16	263,372	0.78%	5.87%	to	4.69%
2015	1.50%	to	2.60%	37,156	7.94	to	7.79	293,141	0.48%	-17.49%	to	-18.41%
2014	1.50%	to	2.60%	35,753	9.63	to	9.55	343,293	0.86%	-3.74%	to	-4.47%	****
NVIT International Equity Fund - Class I (GIG)
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
2016	0.95%	to	2.20%	1,288,847	13.87	to	11.29	17,405,223	2.14%	-0.09%	to	-1.34%
2015	0.95%	to	2.20%	1,425,884	13.88	to	11.44	19,324,035	0.48%	-4.01%	to	-5.19%
2014	0.95%	to	2.20%	1,577,345	14.46	to	12.07	22,322,359	2.91%	-1.39%	to	-2.64%
2013	0.95%	to	2.05%	388,288	14.66	to	12.65	5,598,112	0.51%	16.71%	to	15.42%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
2016	0.95%	to	2.20%	3,879,954	15.02	to	13.46	57,610,005	0.77%	12.53%	to	11.11%
2015	0.95%	to	2.20%	4,465,236	13.35	to	12.11	58,982,464	0.75%	-2.02%	to	-3.26%
2014	0.95%	to	2.20%	5,084,112	13.63	to	12.52	68,648,353	0.86%	5.59%	to	4.25%
2013	0.95%	to	2.20%	5,881,810	12.90	to	12.01	75,315,730	0.99%	42.45%	to	40.66%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
2016	1.00%	to	1.40%	8,239	11.03	to	11.00	90,768	0.09%	10.33%	to	10.03%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
2016	0.95%	to	1.75%	205,173	16.81	to	15.67	3,403,609	0.76%	9.07%	to	8.19%
2015	0.95%	to	1.75%	262,210	15.42	to	14.49	3,993,778	0.82%	-1.27%	to	-2.07%
2014	0.95%	to	1.75%	290,579	15.61	to	14.79	4,492,026	0.80%	9.55%	to	8.67%
2013	0.95%	to	1.75%	419,199	14.25	to	13.61	5,930,267	0.77%	37.45%	to	36.34%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.95%	to	1.75%	176,957	$16.30	to	$15.07	$2,838,600	1.05%	18.66%	to	17.71%
2016	0.95%	to	1.75%	220,485	13.73	to	12.80	2,990,117	2.28%	7.34%	to	6.47%
2015	0.95%	to	1.75%	257,630	12.80	to	12.02	3,257,462	2.68%	-2.69%	to	-3.47%
2014	0.95%	to	1.75%	274,908	13.15	to	12.46	3,577,545	2.09%	3.50%	to	2.67%
2013	0.95%	to	1.75%	262,726	12.70	to	12.13	3,307,973	1.30%	28.25%	to	27.21%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
2016	0.95%	to	1.90%	597,223	13.38	to	12.31	7,878,900	2.38%	5.10%	to	4.10%
2015	0.95%	to	1.90%	744,569	12.73	to	11.83	9,364,691	2.62%	-2.00%	to	-2.94%
2014	0.95%	to	1.90%	804,875	12.99	to	12.19	10,348,189	2.23%	3.31%	to	2.32%
2013	0.95%	to	1.90%	884,824	12.58	to	11.91	11,034,496	1.66%	13.57%	to	12.48%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
2016	0.95%	to	1.65%	400,907	13.76	to	12.94	5,442,239	2.58%	6.30%	to	5.56%
2015	0.95%	to	1.80%	490,367	12.94	to	12.11	6,256,010	3.07%	-2.27%	to	-3.10%
2014	0.95%	to	1.80%	485,410	13.24	to	12.50	6,351,578	2.40%	3.70%	to	2.81%
2013	0.95%	to	1.80%	523,330	12.77	to	12.16	6,608,536	1.56%	20.09%	to	19.06%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
2016	0.95%	to	1.65%	541,972	12.48	to	11.74	6,604,828	2.30%	3.62%	to	2.89%
2015	0.95%	to	1.80%	630,392	12.04	to	11.27	7,446,488	2.07%	-1.68%	to	-2.52%
2014	0.95%	to	1.80%	666,519	12.25	to	11.57	8,020,213	2.23%	2.35%	to	1.48%
2013	0.95%	to	1.80%	626,630	11.97	to	11.41	7,404,662	1.79%	3.94%	to	3.07%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
2016	0.95%	to	1.80%	1,130,892	13.61	to	12.63	15,145,689	2.55%	5.73%	to	4.82%
2015	0.95%	to	1.80%	1,367,417	12.87	to	12.05	17,367,376	2.75%	-2.01%	to	-2.85%
2014	0.95%	to	1.80%	1,539,548	13.13	to	12.40	19,978,803	2.32%	3.58%	to	2.69%
2013	0.95%	to	1.80%	1,734,862	12.68	to	12.07	21,785,350	1.63%	16.69%	to	15.68%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
2016	0.95%	to	1.90%	407,672	13.69	to	12.60	5,514,043	2.48%	6.57%	to	5.55%
2015	0.95%	to	1.90%	498,620	12.85	to	11.93	6,333,261	2.89%	-2.44%	to	-3.38%
2014	0.95%	to	1.90%	598,430	13.17	to	12.35	7,804,435	2.47%	3.57%	to	2.58%
2013	0.95%	to	1.60%	583,495	12.72	to	12.25	7,357,270	1.46%	23.10%	to	22.29%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
2016	0.95%	to	1.85%	443,795	13.18	to	12.18	5,765,546	2.36%	4.99%	to	4.04%
2015	0.95%	to	1.85%	566,754	12.55	to	11.70	7,026,715	2.37%	-2.01%	to	-2.90%
2014	0.95%	to	1.85%	631,852	12.81	to	12.05	8,008,410	2.25%	3.09%	to	2.16%
2013	0.95%	to	1.85%	706,326	12.42	to	11.80	8,694,013	1.68%	10.18%	to	9.18%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
2016	0.95%	to	1.75%	424,477	13.20	to	12.30	5,506,918	2.83%	4.35%	to	3.51%
2015	0.95%	to	1.80%	456,419	12.65	to	11.84	5,687,351	2.87%	-1.66%	to	-2.51%
2014	0.95%	to	1.70%	517,257	12.86	to	12.23	6,574,042	2.75%	4.06%	to	3.27%
2013	0.95%	to	1.95%	465,087	12.36	to	11.67	5,694,245	1.94%	-2.84%	to	-3.82%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
2016	1.50%	to	2.50%	51,050	12.29	to	11.25	603,342	2.78%	3.43%	to	2.39%
2015	1.50%	to	2.50%	53,901	11.88	to	10.99	619,561	2.78%	-2.37%	to	-3.36%
2014	1.50%	to	2.50%	53,208	12.17	to	11.37	629,055	2.38%	3.11%	to	2.06%
2013	1.50%	to	2.50%	60,013	11.80	to	11.14	690,858	2.07%	-3.60%	to	-4.58%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.95%	to	1.60%	273,409	$14.19	to	$13.31	$3,812,912	2.29%	2.78%	to	2.11%
2016	0.95%	to	1.65%	288,743	13.80	to	12.98	3,930,374	2.62%	2.36%	to	1.64%
2015	0.95%	to	1.65%	339,642	13.49	to	12.77	4,526,551	1.44%	-1.46%	to	-2.16%
2014	0.95%	to	1.65%	382,835	13.69	to	13.06	5,184,723	2.12%	3.89%	to	3.15%
2013	0.95%	to	1.65%	390,927	13.18	to	12.66	5,102,318	1.46%	-2.98%	to	-3.67%
NVIT Nationwide Fund - Class I (TRF)
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
2016	0.95%	to	2.20%	4,424,081	22.57	to	14.07	98,043,019	1.39%	10.33%	to	8.95%
2015	0.95%	to	2.20%	5,044,404	20.46	to	12.92	101,343,892	1.18%	-0.02%	to	-1.29%
2014	0.95%	to	2.20%	5,723,696	20.46	to	13.09	115,085,837	1.15%	11.08%	to	9.68%
2013	0.95%	to	2.20%	6,330,688	18.42	to	11.93	114,704,338	1.31%	29.86%	to	28.22%
NVIT Nationwide Fund - Class II (TRF2)
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
2016	1.50%	to	2.60%	18,203	18.51	to	15.70	315,937	1.16%	9.50%	to	8.28%
2015	1.50%	to	2.60%	19,398	16.91	to	14.50	309,663	1.00%	-0.85%	to	-1.96%
2014	1.50%	to	2.60%	19,202	17.05	to	14.79	311,516	0.85%	10.14%	to	8.91%
2013	1.50%	to	2.60%	31,548	15.48	to	13.58	468,595	1.03%	28.83%	to	27.39%
NVIT Government Bond Fund - Class I (GBF)
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
2016	0.95%	to	2.20%	5,660,653	18.78	to	13.87	98,589,509	1.80%	-0.21%	to	-1.47%
2015	0.95%	to	2.25%	6,561,577	18.82	to	14.47	114,597,295	1.69%	-1.06%	to	-2.36%
2014	0.95%	to	2.25%	7,386,998	19.02	to	14.41	130,809,960	1.94%	3.58%	to	2.22%
2013	0.95%	to	2.25%	8,535,517	18.36	to	14.49	146,192,451	1.82%	-4.97%	to	-6.21%
NVIT Government Bond Fund - Class II (GBF2)
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
2016	1.50%	to	2.60%	145,340	13.07	to	11.09	1,810,827	1.49%	-1.02%	to	-2.12%
2015	1.50%	to	2.60%	170,703	13.21	to	11.33	2,160,512	1.36%	-1.87%	to	-2.96%
2014	1.50%	to	2.60%	224,490	13.46	to	11.68	2,915,813	1.69%	2.75%	to	1.60%
2013	1.50%	to	2.60%	273,240	13.10	to	11.49	3,454,451	1.56%	-5.69%	to	-6.75%
NVIT International Index Fund - Class VIII (GVIX8)
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
2016	0.95%	to	1.85%	401,954	9.87	to	8.95	3,900,033	2.43%	-0.43%	to	-1.33%
2015	0.95%	to	1.85%	393,493	9.91	to	9.08	3,842,420	1.89%	-2.33%	to	-3.21%
2014	0.95%	to	1.85%	412,989	10.15	to	9.38	4,139,415	2.96%	-7.08%	to	-7.92%
2013	0.95%	to	1.85%	387,529	10.92	to	10.18	4,197,112	2.79%	19.86%	to	18.77%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
2016	0.95%	to	2.60%	1,498,445	21.56	to	16.77	31,094,074	1.61%	8.43%	to	6.63%
2015	0.95%	to	2.60%	1,757,737	19.88	to	15.73	33,819,088	1.36%	-1.94%	to	-3.57%
2014	0.95%	to	2.60%	2,070,090	20.27	to	16.31	40,593,019	1.62%	3.99%	to	2.26%
2013	0.95%	to	2.60%	2,356,559	19.50	to	15.95	44,506,142	1.62%	26.04%	to	23.94%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
2016	0.95%	to	1.80%	498,125	16.50	to	15.45	8,121,310	1.96%	5.30%	to	4.39%
2015	0.95%	to	1.80%	491,714	15.67	to	14.80	7,629,205	1.75%	-1.12%	to	-1.97%
2014	0.95%	to	1.80%	449,613	15.85	to	15.10	7,074,372	1.75%	3.59%	to	2.70%
2013	0.95%	to	1.80%	420,303	15.30	to	14.70	6,390,506	1.79%	12.35%	to	0.00%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
2016	0.95%	to	2.00%	83,579	19.04	to	17.55	1,570,755	1.66%	6.72%	to	5.59%
2015	0.95%	to	1.85%	101,560	17.84	to	16.79	1,790,957	1.50%	-1.48%	to	-2.37%
2014	0.95%	to	1.85%	107,897	18.11	to	17.20	1,937,760	1.91%	4.21%	to	3.27%
2013	0.95%	to	1.75%	94,238	17.38	to	16.73	1,626,597	1.96%	18.36%	to	17.40%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
2016	0.95%	to	2.60%	1,895,299	15.22	to	11.84	27,778,198	1.91%	3.28%	to	1.56%
2015	0.95%	to	2.60%	2,147,267	14.74	to	11.66	30,602,286	1.75%	-0.69%	to	-2.34%
2014	0.95%	to	2.60%	2,251,040	14.84	to	11.94	32,389,269	1.74%	2.90%	to	1.19%
2013	0.95%	to	2.60%	2,653,700	14.42	to	11.80	37,164,122	1.58%	3.84%	to	2.11%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.95%	to	2.60%	7,133,706	$21.28	to	$16.28	$145,922,038	1.71%	11.86%	to	10.00%
2016	0.95%	to	2.60%	8,079,825	19.02	to	14.80	148,041,485	1.81%	6.13%	to	4.37%
2015	0.95%	to	2.60%	9,244,029	16.00	to	14.18	160,054,675	1.54%	-1.30%	to	-2.93%
2014	0.95%	to	2.60%	10,464,725	18.16	to	14.61	184,068,455	1.64%	4.18%	to	2.45%
2013	0.95%	to	2.60%	11,870,761	17.43	to	14.26	200,837,375	1.62%	15.52%	to	13.60%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
2016	0.95%	to	2.60%	3,865,814	20.65	to	16.07	76,729,526	1.74%	7.45%	to	5.67%
2015	0.95%	to	2.60%	4,250,681	19.22	to	15.21	78,662,663	1.39%	-1.67%	to	-3.31%
2014	0.95%	to	2.60%	4,924,918	19.54	to	15.73	92,865,838	1.64%	3.96%	to	2.23%
2013	0.95%	to	2.60%	5,587,916	18.80	to	15.38	101,518,872	1.64%	21.22%	to	19.20%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
2016	0.95%	to	2.60%	2,496,325	17.40	to	13.54	41,668,958	1.83%	4.70%	to	2.96%
2015	0.95%	to	2.60%	2,841,434	16.62	to	13.15	45,394,237	1.57%	-0.98%	to	-2.63%
2014	0.95%	to	2.60%	3,283,505	16.78	to	13.51	53,147,007	1.74%	3.74%	to	2.02%
2013	0.95%	to	2.60%	3,709,734	16.18	to	13.24	58,032,917	1.67%	9.45%	to	7.62%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
2016	0.95%	to	2.25%	1,848,872	47.38	to	28.45	90,245,600	1.20%	19.15%	to	17.59%
2015	0.95%	to	2.25%	2,107,833	39.76	to	24.19	86,407,096	1.05%	-3.47%	to	-4.73%
2014	0.95%	to	2.20%	2,362,695	41.19	to	29.70	100,523,919	1.02%	8.38%	to	7.01%
2013	0.95%	to	2.20%	2,680,803	38.00	to	27.75	105,294,643	1.09%	31.78%	to	30.12%
NVIT Money Market Fund - Class I (SAM)
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
2016	0.95%	to	2.60%	14,175,040	12.01	to	8.28	161,471,288	0.01%	-0.94%	to	-2.59%
2015	0.95%	to	2.60%	15,081,802	12.13	to	8.50	173,918,158	0.00%	-0.95%	to	-2.60%
2014	0.95%	to	2.60%	16,141,538	12.24	to	8.72	188,032,825	0.00%	-0.95%	to	-2.60%
2013	0.95%	to	2.60%	15,167,273	12.36	to	8.96	179,273,814	0.00%	-0.95%	to	-2.60%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
2016	0.95%	to	2.05%	1,896,293	17.72	to	16.26	33,210,472	1.42%	-3.05%	to	-4.12%
2015	0.95%	to	2.20%	2,150,022	18.27	to	16.79	38,901,498	0.69%	-1.46%	to	-2.68%
2014	0.95%	to	2.25%	2,436,877	18.54	to	10.80	44,798,766	1.54%	-1.95%	to	-3.24%
2013	0.95%	to	1.25%	10,333	18.91	to	18.64	194,118	1.71%	20.21%	to	19.85%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.95%	to	2.20%	525,430	10.79	to	10.30	5,624,727	2.64%	21.76%	to	20.23%
2016	0.95%	to	2.20%	611,501	8.86	to	8.57	5,388,667	2.95%	4.23%	to	2.92%
2015	0.95%	to	2.20%	693,243	8.50	to	8.32	5,875,407	1.22%	-6.02%	to	-7.21%
2014	0.95%	to	2.20%	814,889	9.05	to	8.97	7,363,608	1.77%	-9.52%	to	-10.30%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	1.50%	to	2.60%	23,045	10.47	to	10.05	238,712	2.41%	20.70%	to	19.36%
2016	1.50%	to	2.60%	26,987	8.67	to	8.42	232,179	2.69%	3.41%	to	2.26%
2015	1.50%	to	2.60%	27,893	8.39	to	8.23	232,879	1.02%	-6.77%	to	-7.81%
2014	1.50%	to	2.60%	30,589	9.00	to	8.93	274,784	1.76%	-10.02%	to	-10.71%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
2016	0.95%	to	2.60%	1,226,707	15.61	to	13.49	18,606,754	0.81%	1.22%	to	-0.46%
2015	0.95%	to	2.60%	1,442,117	15.42	to	13.56	21,629,875	0.44%	2.45%	to	0.75%
2014	0.95%	to	2.60%	1,758,923	15.05	to	13.46	25,872,757	0.51%	9.39%	to	7.56%
2013	0.95%	to	2.60%	2,019,933	13.76	to	12.51	27,247,280	0.79%	33.46%	to	31.24%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
2016	1.50%	to	2.60%	17,367	14.57	to	13.22	243,961	0.53%	0.46%	to	-0.65%
2015	1.50%	to	2.60%	24,414	14.50	to	13.31	342,434	0.22%	1.58%	to	0.45%
2014	1.50%	to	2.60%	28,077	14.28	to	13.25	389,438	0.22%	8.50%	to	7.28%
2013	1.50%	to	2.60%	35,708	13.16	to	12.35	459,833	0.46%	32.40%	to	30.92%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.95%	to	2.15%	363,889	$20.95	to	$19.08	$7,516,108	1.43%	13.45%	to	12.08%
2016	0.95%	to	2.15%	401,532	18.46	to	17.02	7,317,322	1.78%	15.25%	to	13.86%
2015	0.95%	to	2.15%	473,437	16.02	to	14.95	7,503,972	1.22%	-4.07%	to	-5.23%
2014	0.95%	to	2.20%	570,339	16.70	to	15.74	9,434,377	1.14%	9.47%	to	8.09%
2013	0.95%	to	2.25%	644,126	15.26	to	14.53	9,756,439	1.48%	34.15%	to	32.39%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.95%	to	2.60%	125,935	17.52	to	14.89	2,068,055	1.17%	13.28%	to	11.40%
2016	0.95%	to	2.60%	156,242	15.47	to	13.37	2,283,927	1.58%	14.95%	to	13.04%
2015	0.95%	to	2.60%	191,245	13.45	to	11.83	2,448,449	0.96%	-4.35%	to	-5.95%
2014	0.95%	to	2.60%	224,762	14.07	to	12.58	3,032,612	0.97%	9.20%	to	7.38%
2013	0.95%	to	2.60%	267,804	12.88	to	11.71	3,327,237	1.15%	33.74%	to	31.52%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
2016	0.95%	to	2.20%	4,245,635	15.75	to	14.11	66,025,117	0.00%	5.46%	to	4.13%
2015	0.95%	to	2.20%	4,860,617	14.94	to	13.55	71,776,563	0.00%	-1.13%	to	-2.38%
2014	0.95%	to	2.25%	5,597,305	15.11	to	13.84	83,720,346	0.00%	3.05%	to	1.69%
2013	0.95%	to	2.25%	6,491,418	14.66	to	13.61	94,365,577	0.00%	37.63%	to	35.82%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
2016	1.20%	to	2.10%	332,054	15.06	to	13.91	4,962,356	0.00%	4.79%	to	3.83%
2015	1.20%	to	2.10%	401,461	14.37	to	13.40	5,731,830	0.00%	-1.54%	to	-2.44%
2014	1.20%	to	2.10%	459,141	14.60	to	13.73	6,667,108	0.00%	2.48%	to	1.54%
2013	1.20%	to	2.10%	521,017	14.25	to	13.53	7,388,276	0.00%	36.94%	to	35.70%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
2016	0.95%	to	2.20%	3,154,163	20.01	to	17.92	62,056,573	1.35%	16.48%	to	15.01%
2015	0.95%	to	2.20%	3,573,773	17.18	to	15.58	60,471,674	1.14%	-3.81%	to	-5.02%
2014	0.95%	to	2.20%	4,045,766	17.86	to	16.41	71,328,188	1.36%	15.91%	to	14.45%
2013	0.95%	to	2.20%	4,472,473	15.41	to	14.34	68,139,925	1.16%	34.39%	to	32.69%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
2016	0.95%	to	2.20%	846,229	25.17	to	20.11	20,598,250	0.00%	7.28%	to	5.93%
2015	0.95%	to	2.20%	983,995	23.46	to	18.99	22,385,877	0.00%	-0.21%	to	-1.46%
2014	0.95%	to	2.20%	1,063,211	23.51	to	19.27	24,295,051	0.00%	1.83%	to	0.55%
2013	0.95%	to	2.20%	1,285,895	23.08	to	19.16	28,872,405	0.00%	42.92%	to	41.12%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
2016	1.50%	to	2.60%	15,975	16.39	to	13.90	249,560	0.00%	6.44%	to	5.26%
2015	1.50%	to	2.60%	19,490	15.40	to	13.21	286,181	0.00%	-0.98%	to	-2.08%
2014	1.50%	to	2.60%	21,402	15.55	to	13.49	318,019	0.00%	1.00%	to	-0.13%
2013	1.50%	to	2.60%	23,563	15.40	to	13.50	347,438	0.00%	41.79%	to	40.21%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
2016	0.95%	to	2.20%	1,729,499	48.17	to	37.89	93,395,599	0.63%	24.74%	to	23.17%
2015	0.95%	to	2.20%	1,933,652	38.61	to	30.76	83,854,503	0.67%	-6.92%	to	-8.09%
2014	0.95%	to	2.40%	2,196,959	41.48	to	28.14	102,625,965	0.51%	6.01%	to	4.45%
2013	0.95%	to	2.40%	2,567,355	39.13	to	26.94	113,265,857	0.81%	39.07%	to	37.03%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
2016	1.50%	to	2.60%	36,060	25.36	to	21.50	869,727	0.49%	23.74%	to	22.36%
2015	1.50%	to	2.60%	36,300	20.49	to	17.58	711,830	0.48%	-7.70%	to	-8.73%
2014	1.50%	to	2.60%	34,791	22.20	to	19.26	741,372	0.29%	5.16%	to	3.99%
2013	1.50%	to	2.60%	43,328	21.11	to	18.52	881,477	0.61%	37.92%	to	36.39%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.95%	to	2.20%	1,736,039	$46.41	to	$37.89	$86,749,562	0.00%	12.41%	to	11.00%
2016	0.95%	to	2.20%	1,985,041	41.29	to	34.14	88,301,877	0.32%	21.67%	to	20.14%
2015	0.95%	to	2.20%	2,216,569	33.93	to	28.41	81,173,280	0.36%	-2.58%	to	-3.80%
2014	0.95%	to	2.20%	2,531,314	34.83	to	29.54	95,476,028	0.16%	0.14%	to	-1.40%
2013	0.95%	to	2.20%	2,883,522	34.88	to	29.96	108,877,931	0.13%	39.58%	to	37.81%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
2016	1.50%	to	2.60%	44,028	25.75	to	21.84	1,070,391	0.10%	20.71%	to	19.37%
2015	1.50%	to	2.60%	55,762	21.34	to	18.30	1,129,265	0.12%	-3.37%	to	-4.45%
2014	1.50%	to	2.60%	75,243	22.08	to	19.15	1,593,743	0.00%	-0.95%	to	-2.06%
2013	1.50%	to	2.60%	86,298	22.29	to	19.55	1,848,534	0.13%	38.44%	to	36.90%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
2016	0.95%	to	2.60%	1,929,344	20.24	to	14.87	37,893,831	3.22%	7.62%	to	5.83%
2015	0.95%	to	2.60%	2,169,533	18.80	to	14.05	39,648,718	1.92%	-3.84%	to	-5.42%
2014	0.95%	to	2.60%	2,511,214	19.55	to	14.85	47,730,587	3.07%	2.90%	to	1.18%
2013	0.95%	to	2.60%	2,677,616	19.00	to	14.68	49,520,067	3.22%	-2.06%	to	-3.70%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
2016	0.95%	to	1.60%	644,345	10.82	to	10.22	6,911,500	1.56%	1.52%	to	0.86%
2015	0.95%	to	1.60%	764,104	10.66	to	10.13	8,078,604	1.83%	-1.29%	to	-1.94%
2014	0.95%	to	1.65%	669,211	10.80	to	10.30	7,170,123	0.89%	-0.46%	to	-1.16%
2013	0.95%	to	1.65%	788,215	10.85	to	10.42	8,479,754	1.14%	-0.85%	to	-1.55%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
2016	0.95%	to	2.20%	13,826,695	24.82	to	22.52	339,514,154	0.73%	2.65%	to	1.36%
2015	0.95%	to	2.20%	14,720,969	24.18	to	22.22	352,489,692	0.61%	4.09%	to	2.78%
2014	0.95%	to	2.40%	16,797,856	23.23	to	21.37	386,968,796	0.70%	7.77%	to	6.19%
2013	0.95%	to	2.40%	19,341,164	21.56	to	20.12	414,023,136	0.76%	35.40%	to	33.42%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
2016	1.50%	to	2.60%	261,321	23.32	to	21.39	5,967,469	0.47%	1.78%	to	0.65%
2015	1.50%	to	2.60%	327,376	22.91	to	21.26	7,363,580	0.36%	3.25%	to	2.10%
2014	1.50%	to	2.60%	383,627	22.19	to	20.82	8,372,551	0.44%	6.93%	to	5.74%
2013	1.50%	to	2.60%	455,761	20.75	to	19.69	9,330,319	0.52%	34.24%	to	32.74%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
2016	0.95%	to	1.75%	129,313	14.46	to	13.59	1,843,127	1.82%	0.16%	to	-0.65%
2015	0.95%	to	1.75%	185,260	14.44	to	13.68	2,646,233	1.95%	-4.82%	to	-5.58%
2014	0.95%	to	1.75%	169,031	15.17	to	14.49	2,537,408	3.50%	-9.02%	to	-9.75%
2013	0.95%	to	1.75%	188,729	16.67	to	16.05	3,119,324	1.77%	18.95%	to	17.99%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
2016	0.95%	to	2.20%	1,064,864	22.01	to	14.01	22,914,163	2.65%	16.77%	to	15.30%
2015	0.95%	to	2.20%	1,274,443	18.85	to	12.15	23,539,407	1.52%	-7.19%	to	-8.36%
2014	0.95%	to	2.20%	1,504,917	20.31	to	13.26	30,002,904	1.66%	8.13%	to	6.77%
2013	0.95%	to	2.20%	1,734,014	18.78	to	12.42	31,894,766	0.00%	34.35%	to	32.66%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
2016	0.95%	to	2.60%	4,912,596	14.73	to	12.74	71,352,050	1.93%	6.33%	to	4.57%
2015	0.95%	to	2.60%	5,670,812	13.85	to	12.18	77,589,309	2.57%	-6.26%	to	-7.82%
2014	0.95%	to	2.60%	6,557,623	14.78	to	13.21	95,873,668	2.91%	27.66%	to	25.54%
2013	0.95%	to	2.60%	7,066,545	11.58	to	10.53	81,041,231	1.43%	2.12%	to	0.37%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.95%	to	1.35%	21,689	11.41	to	11.29	245,644	1.71%	12.75%	to	12.30%
2016	0.95%	to	1.05%	4,962	10.12	to	10.11	50,208	0.89%	7.74%	to	7.63%
2015	0.95%	to	1.20%	8,193	9.40	to	9.38	76,945	1.99%	-6.04%	to	-6.20%	****

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.95%	to	1.35%	155,994	$11.85	to	$12.13	$1,841,112	3.12%	16.77%	to	16.30%
2016	0.95%	to	1.20%	29,089	10.15	to	10.10	294,233	4.33%	10.33%	to	10.05%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
2016	0.95%	to	2.25%	99,178	10.90	to	10.38	1,078,277	2.25%	5.21%	to	3.83%
2015	0.95%	to	1.35%	105,170	10.36	to	10.25	1,087,559	1.09%	-5.78%	to	-6.16%
2014	0.95%	to	1.35%	102,255	11.00	to	10.92	1,123,108	6.46%	0.05%	to	-0.35%
2013	0.95%	to	1.35%	17,065	10.99	to	10.96	187,537	0.04%	9.90%	to	9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
2016	1.00%	to	1.35%	21,914	10.87	to	10.73	236,512	2.25%	4.50%	to	4.14%
2015	0.95%	to	1.20%	22,784	10.42	to	10.35	235,952	1.23%	-5.20%	to	-5.44%
2014	1.00%	to	1.20%	20,964	10.98	to	10.95	229,468	2.36%	1.24%	to	1.03%
2013	1.00%	to	1.20%	20,964	10.85	to	10.83	227,113	1.91%	8.48%	to	8.33%	****
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
2016	0.95%	to	1.20%	38,405	10.94	to	10.84	418,597	2.11%	5.94%	to	5.67%
2015	0.95%	to	1.20%	28,718	10.33	to	10.26	295,546	1.73%	-4.87%	to	-5.11%
2014	0.95%	to	1.20%	22,298	10.86	to	10.81	241,686	1.40%	0.77%	to	0.51%
2013	1.00%	to	1.20%	11,790	10.77	to	10.76	126,936	2.25%	7.71%	to	7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
2016	1.05%	to	1.10%	6,775	10.84	to	10.82	73,367	1.86%	4.60%	to	4.55%
2015	0.95%	to	1.10%	6,535	10.39	to	10.35	67,718	1.37%	-4.16%	to	-4.31%
2014	0.95%	to	1.10%	8,031	10.84	to	10.82	86,987	1.54%	1.48%	to	1.33%
2013	0.95%	to	1.05%	3,087	10.69	to	10.68	32,980	1.79%	6.86%	to	6.79%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
2016	0.95%	to	1.95%	188,498	14.72	to	14.18	2,749,234	1.27%	19.73%	to	18.52%
2015	0.95%	to	1.80%	125,081	12.29	to	12.01	1,527,104	1.05%	-5.79%	to	-6.59%
2014	0.95%	to	1.65%	108,080	13.05	to	12.89	1,403,244	0.83%	3.56%	to	2.83%
2013	0.95%	to	1.65%	68,726	12.60	to	12.54	865,343	2.18%	25.99%	to	25.40%	****
NVIT S&P 500 Index Fund - Class II (GVEX2)
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
2016	0.95%	to	1.80%	1,146,012	14.49	to	14.04	16,519,661	1.87%	10.34%	to	9.40%
2015	0.95%	to	1.80%	767,070	13.13	to	12.83	10,033,232	1.88%	-0.02%	to	-0.87%
2014	0.95%	to	1.65%	558,765	13.13	to	12.98	7,319,004	2.92%	12.00%	to	11.21%
2013	0.95%	to	1.60%	160,648	11.73	to	11.68	1,881,749	2.51%	17.27%	to	16.75%	****
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
2016	0.95%	to	2.20%	1,313,650	11.01	to	9.25	14,047,494	0.98%	0.26%	to	-1.00%
2015	0.95%	to	2.20%	1,530,843	10.98	to	9.35	16,370,880	1.29%	-0.77%	to	-2.02%
2014	0.95%	to	2.35%	1,702,995	11.06	to	9.37	18,410,273	1.45%	-0.35%	to	-1.75%
2013	0.95%	to	2.35%	2,364,681	11.10	to	9.54	25,702,062	2.57%	-0.34%	to	-1.75%
Guardian Portfolio - I Class Shares (AMGP)
2017	1.60%	to	1.75%	10,287	33.39	to	22.24	242,221	0.33%	23.41%	to	23.23%
2016	1.60%	to	1.75%	10,643	27.06	to	18.05	203,618	0.55%	7.00%	to	6.84%
2015	1.60%	to	1.75%	11,362	25.29	to	16.89	204,993	0.68%	-6.49%	to	-6.63%
2014	1.60%	to	1.75%	12,744	27.04	to	18.09	245,173	0.46%	7.28%	to	7.12%
2013	1.60%	to	1.75%	12,897	25.21	to	16.89	231,416	0.83%	36.60%	to	36.39%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
2016	0.95%	to	1.75%	9,311	31.12	to	21.73	226,122	0.00%	2.73%	to	2.57%
2015	1.60%	to	1.75%	8,929	30.30	to	21.19	208,161	0.00%	-0.35%	to	-0.50%
2014	1.60%	to	1.75%	8,785	30.40	to	21.29	206,691	0.00%	5.86%	to	5.70%
2013	1.60%	to	1.75%	13,643	28.72	to	20.15	295,847	0.00%	30.49%	to	30.29%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.95%	to	2.60%	102,154	$12.20	to	$11.77	$1,235,813	0.00%	23.38%	to	21.33%
2016	0.95%	to	2.60%	108,803	9.89	to	9.70	1,071,379	0.00%	3.17%	to	1.46%
2015	0.95%	to	2.60%	123,445	9.59	to	9.56	1,182,569	0.00%	-4.14%	to	-4.40%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	1.60%	to	1.75%	2,597	26.36	to	19.47	59,042	0.60%	11.55%	to	11.38%
2016	1.60%	to	1.75%	2,617	23.63	to	17.48	53,430	0.80%	25.33%	to	25.14%
2015	1.60%	to	1.75%	2,677	18.85	to	13.97	43,707	0.77%	-16.78%	to	-13.35%
2014	1.60%	to	1.75%	2,502	21.72	to	16.12	46,630	0.72%	8.09%	to	7.93%
2013	1.60%	to	1.75%	2,653	20.10	to	14.94	46,229	1.16%	29.04%	to	28.84%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
2016	0.95%	to	1.90%	340,690	23.04	to	20.39	7,739,693	0.68%	8.82%	to	7.78%
2015	0.95%	to	1.95%	416,126	21.17	to	18.81	8,694,835	0.55%	-1.41%	to	-2.40%
2014	0.95%	to	1.90%	509,600	21.47	to	19.38	10,794,836	0.36%	9.33%	to	8.28%
2013	0.95%	to	2.20%	582,312	19.64	to	17.37	11,268,503	0.73%	36.30%	to	34.58%
International Growth Fund/VA- Service Shares (OVIGS)
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
2016	0.95%	to	1.65%	130,673	8.91	to	8.74	1,161,952	0.81%	-3.64%	to	-4.32%
2015	0.95%	to	1.65%	71,796	9.25	to	9.14	662,918	1.26%	2.13%	to	1.40%
2014	0.95%	to	1.65%	54,549	9.06	to	9.01	493,094	0.43%	-9.45%	to	-9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
2016	0.95%	to	1.35%	131,688	24.55	to	25.03	3,412,678	0.40%	-3.13%	to	-3.51%
2015	0.95%	to	1.35%	135,226	25.34	to	25.94	3,621,293	0.09%	2.55%	to	2.17%
2014	0.95%	to	1.35%	133,056	24.71	to	25.39	3,478,011	0.44%	14.35%	to	0.00%
2013	0.95%	to	1.35%	145,166	21.61	to	22.31	3,322,094	0.99%	28.51%	to	27.99%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
2016	0.95%	to	2.60%	4,719,143	19.96	to	15.09	91,043,133	1.06%	-0.87%	to	-2.51%
2015	0.95%	to	2.60%	5,538,496	20.14	to	15.48	107,992,018	1.31%	2.97%	to	1.24%
2014	0.95%	to	2.60%	6,168,087	19.56	to	15.29	117,074,386	1.38%	1.32%	to	-0.37%
2013	0.95%	to	2.40%	2,608,469	19.31	to	15.78	49,006,436	1.39%	26.13%	to	24.25%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
2016	1.50%	to	2.35%	37,316	21.44	to	18.88	756,880	0.78%	-1.65%	to	-2.50%
2015	1.50%	to	2.35%	57,832	21.80	to	19.37	1,200,945	1.07%	2.12%	to	1.24%
2014	1.50%	to	2.35%	61,526	21.35	to	19.13	1,256,946	0.89%	0.53%	to	-0.34%
2013	1.50%	to	2.60%	73,423	21.24	to	18.63	1,498,522	1.22%	25.09%	to	23.69%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
2016	0.95%	to	2.20%	3,627,509	23.09	to	15.59	86,866,107	1.11%	10.56%	to	9.17%
2015	0.95%	to	2.20%	4,010,056	20.88	to	14.28	86,928,151	0.93%	2.35%	to	1.06%
2014	0.95%	to	2.20%	4,629,367	20.40	to	14.13	98,161,966	0.83%	9.65%	to	8.27%
2013	0.95%	to	2.25%	5,261,993	18.61	to	12.12	101,913,976	1.15%	30.52%	to	28.81%
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
2016	1.50%	to	2.60%	97,674	20.00	to	16.96	1,886,355	0.85%	9.63%	to	8.41%
2015	1.50%	to	2.60%	105,613	18.24	to	15.64	1,868,553	0.65%	1.56%	to	0.43%
2014	1.50%	to	2.60%	149,873	17.96	to	15.58	2,621,809	0.57%	8.74%	to	7.53%
2013	1.50%	to	2.60%	166,445	16.52	to	14.49	2,676,545	0.86%	29.47%	to	28.02%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
2016	0.95%	to	2.20%	500,247	19.18	to	16.75	9,432,896	0.51%	16.93%	to	15.46%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.95%	to	2.20%	567,437	16.40	to	14.51	9,153,753	0.90%	-6.79%	to	-7.97%
2014	0.95%	to	1.85%	656,479	17.60	to	16.26	11,378,849	0.91%	10.87%	to	9.86%
2013	0.95%	to	1.85%	693,994	15.87	to	14.80	10,863,061	0.85%	39.68%	to	38.41%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.95%	to	2.25%	1,894,158	$30.93	to	$9.73	$55,154,308	0.03%	27.57%	to	25.90%
2016	0.95%	to	2.25%	2,100,619	21.26	to	7.73	48,032,799	0.00%	1.36%	to	0.04%
2015	0.95%	to	2.20%	2,385,519	20.98	to	14.21	53,921,063	0.00%	5.59%	to	4.26%
2014	0.95%	to	2.20%	2,660,881	22.93	to	13.63	57,039,433	0.00%	4.78%	to	3.46%
2013	0.95%	to	2.25%	3,051,357	18.96	to	7.17	62,518,687	0.01%	34.69%	to	32.93%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
2016	0.95%	to	2.20%	388,269	10.46	to	9.92	4,030,567	4.78%	5.52%	to	4.20%
2015	0.95%	to	2.20%	437,449	9.91	to	9.52	4,313,271	6.26%	-3.19%	to	-4.41%
2014	0.95%	to	2.20%	474,125	10.24	to	9.96	4,834,025	4.34%	1.86%	to	0.58%
2013	0.95%	to	2.20%	466,186	10.05	to	9.90	4,676,428	5.83%	-1.08%	to	-2.33%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
2016	1.50%	to	2.60%	99,842	17.81	to	15.10	1,708,139	4.61%	4.68%	to	3.51%
2015	1.50%	to	2.60%	124,990	17.01	to	14.59	2,045,017	5.45%	-3.95%	to	-5.03%
2014	1.50%	to	2.60%	161,421	17.71	to	15.36	2,759,698	3.90%	0.95%	to	-0.17%
2013	1.50%	to	2.60%	178,348	17.55	to	15.39	3,027,647	4.65%	-1.86%	to	-2.96%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
2016	0.95%	to	1.60%	469,743	10.57	to	10.25	4,937,262	2.49%	11.84%	to	11.10%
2015	0.95%	to	1.95%	506,374	9.45	to	9.11	4,761,861	3.14%	-10.05%	to	-10.96%
2014	0.95%	to	1.95%	569,310	10.51	to	10.23	5,959,274	5.25%	-0.50%	to	-1.50%
2013	0.95%	to	1.95%	522,258	10.56	to	10.38	5,501,980	4.99%	-0.84%	to	-1.84%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
2016	0.95%	to	1.65%	187,924	11.39	to	10.78	2,117,245	1.12%	1.93%	to	1.21%
2015	0.95%	to	1.65%	198,637	11.17	to	10.65	2,194,419	1.41%	-8.06%	to	-8.71%
2014	0.95%	to	1.65%	340,373	12.15	to	11.67	4,085,370	2.00%	-0.65%	to	-1.35%
2013	0.95%	to	1.65%	423,279	12.23	to	11.83	5,126,025	1.67%	-7.45%	to	-8.11%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
2016	0.95%	to	2.05%	2,312,527	11.77	to	10.81	26,836,011	1.37%	0.35%	to	-0.77%
2015	0.95%	to	2.20%	3,154,650	11.73	to	10.78	36,550,691	3.55%	-0.74%	to	-2.00%
2014	0.95%	to	2.20%	2,805,641	11.82	to	11.00	32,790,936	1.02%	-0.21%	to	-1.47%
2013	0.95%	to	2.20%	3,315,426	11.84	to	11.16	38,898,969	1.37%	-1.18%	to	-2.43%
Real Return Portfolio - Administrative Class (PMVRRA)
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
2016	0.95%	to	1.30%	60,331	14.14	to	13.62	838,642	2.31%	4.20%	to	3.81%
2015	0.95%	to	1.30%	61,922	13.57	to	13.12	827,454	4.00%	-3.62%	to	-3.95%
2014	0.95%	to	1.30%	60,865	14.08	to	13.66	845,404	1.42%	2.10%	to	1.78%
2013	0.95%	to	1.30%	67,335	13.79	to	13.42	917,457	1.62%	-10.08%	to	-10.40%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
2016	0.95%	to	1.30%	84,787	15.84	to	15.26	1,321,164	2.08%	1.67%	to	1.33%
2015	0.95%	to	1.30%	85,220	15.58	to	15.06	1,307,684	4.88%	-0.51%	to	-0.86%
2014	0.95%	to	1.30%	92,939	15.66	to	15.19	1,435,512	2.17%	3.30%	to	2.91%
2013	0.95%	to	1.30%	103,230	15.16	to	14.76	1,546,318	2.14%	-2.89%	to	-3.23%
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
2016	0.95%	to	1.75%	1,141,268	10.99	to	10.50	12,455,177	1.98%	1.61%	to	0.79%
2015	0.95%	to	1.75%	1,196,231	10.82	to	10.42	12,859,723	4.62%	-0.62%	to	-1.42%
2014	0.95%	to	1.75%	1,262,722	10.89	to	10.57	13,678,875	2.02%	3.18%	to	2.34%
2013	0.95%	to	2.20%	1,666,977	10.55	to	10.20	17,516,266	2.11%	-2.98%	to	-4.21%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.95%	to	1.55%	186,374	$11.47	to	$11.21	$2,124,714	4.83%	8.74%	to	8.08%
2016	0.95%	to	1.55%	91,775	10.55	to	10.38	965,142	5.19%	12.14%	to	11.46%
2015	0.95%	to	1.35%	37,557	9.40	to	9.34	352,624	5.28%	-3.29%	to	-3.68%
2014	0.95%	to	1.35%	15,712	9.72	to	9.70	152,585	3.07%	-2.76%	to	-3.02%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
2016	0.95%	to	1.20%	64,050	10.14	to	10.12	649,146	0.55%	1.39%	to	1.22%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
2016	0.95%	to	1.35%	12,607	11.44	to	11.23	143,584	0.25%	3.35%	to	2.93%
2015	0.95%	to	1.35%	17,128	11.07	to	10.91	188,635	0.07%	-6.71%	to	-7.09%
2014	0.95%	to	1.35%	19,341	11.87	to	11.74	228,557	0.04%	2.96%	to	2.54%
2013	0.95%	to	1.35%	16,917	11.53	to	11.45	194,340	0.06%	12.49%	to	12.03%
VT International Equity Fund: Class IB (PVTIGB)
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
2016	0.95%			2,473	9.86			24,377	0.00%			-1.43%	****
Micro-Cap Portfolio - Investment Class (ROCMC)
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
2016	0.95%	to	1.25%	31,418	14.02	to	13.58	432,242	0.69%	18.61%	to	18.29%
2015	0.95%	to	1.25%	34,306	11.82	to	11.48	398,801	0.00%	-13.28%	to	-13.55%
2014	0.95%	to	1.25%	41,683	13.63	to	13.28	559,848	0.00%	-4.50%	to	-4.80%
2013	0.95%	to	1.25%	50,157	14.28	to	13.95	706,555	0.45%	19.84%	to	19.47%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
2016	0.95%	to	1.65%	121,608	10.24	to	9.98	1,238,068	0.10%	-1.43%	to	-2.12%
2015	0.95%	to	1.55%	112,925	10.39	to	10.22	1,168,905	0.55%	0.88%	to	0.27%
2014	0.95%	to	1.50%	52,064	10.30	to	10.20	534,409	0.00%	3.67%	to	3.09%
2013	0.95%	to	1.35%	23,432	9.93	to	9.91	232,386	0.00%	-0.68%	to	-0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
2016	0.95%	to	1.25%	19,344	13.23	to	12.81	251,590	2.76%	9.34%	to	8.93%
2015	1.10%	to	1.15%	16,177	11.93	to	11.87	192,619	3.44%	-1.73%	to	-1.82%
2014	1.10%	to	1.30%	20,950	12.14	to	11.93	253,773	0.00%	3.85%	to	3.65%
2013	1.10%	to	1.30%	19,296	11.69	to	11.51	225,180	0.00%	17.97%	to	17.73%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
2016	0.95%	to	1.30%	8,956	15.96	to	15.38	140,796	0.50%	7.62%	to	7.25%
2015	0.95%	to	1.30%	11,328	14.83	to	14.34	165,874	1.18%	-1.07%	to	-1.38%
2014	1.10%	to	1.30%	10,981	14.79	to	14.54	162,270	0.00%	11.79%	to	11.59%
2013	1.10%	to	1.30%	11,982	13.23	to	13.03	158,422	0.00%	29.08%	to	28.82%
Series N (Managed Asset Allocation Series) (SBLN)
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
2016	0.95%	to	1.30%	35,383	16.15	to	15.56	562,690	1.29%	7.02%	to	6.65%
2015	1.10%	to	1.30%	16,970	14.88	to	14.59	252,068	1.10%	-1.00%	to	-1.22%
2014	0.95%	to	1.30%	19,429	15.22	to	14.77	291,534	0.00%	5.69%	to	5.35%
2013	0.95%	to	1.30%	19,651	14.40	to	14.02	279,378	0.00%	13.24%	to	12.84%
Series O (All Cap Value Series) (SBLO)
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
2016	0.95%	to	1.15%	12,930	18.80	to	18.40	239,826	1.52%	21.53%	to	21.29%
2015	0.95%	to	1.15%	12,764	15.47	to	15.17	195,074	1.01%	-5.61%	to	-5.78%
2014	0.95%	to	1.20%	22,526	16.39	to	16.03	364,018	0.00%	6.64%	to	6.30%
2013	0.95%	to	1.20%	23,292	15.37	to	15.08	353,805	0.00%	31.95%	to	31.61%
Series P (High Yield Series) (SBLP)
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
2016	0.95%	to	1.30%	13,924	19.59	to	18.88	268,189	9.00%	16.40%	to	16.04%
2015	0.95%	to	1.30%	15,170	16.83	to	16.27	251,456	10.07%	-4.86%	to	-5.24%
2014	0.95%	to	1.30%	15,960	17.69	to	17.17	278,530	0.00%	1.49%	to	1.24%
2013	0.95%	to	1.30%	17,128	17.43	to	16.96	294,991	0.00%	6.36%	to	5.99%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Series Q (Small Cap Value Series) (SBLQ)
2017	0.95%	to	1.30%	25,423	$23.55	to	$22.60	$587,183	0.38%	2.70%	to	2.31%
2016	0.95%	to	1.30%	27,178	22.93	to	22.09	612,050	0.12%	25.44%	to	25.01%
2015	0.95%	to	1.30%	33,257	18.28	to	17.67	598,567	0.00%	-7.54%	to	-7.82%
2014	0.95%	to	1.30%	41,661	19.77	to	19.17	811,623	0.01%	-2.27%	to	-2.69%
2013	0.95%	to	1.30%	47,503	20.23	to	19.70	948,789	0.00%	35.49%	to	35.02%
Series V (Mid Cap Value Series) (SBLV)
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
2016	0.95%	to	1.30%	95,468	20.77	to	20.01	1,946,667	0.93%	25.57%	to	25.14%
2015	0.95%	to	1.30%	101,394	16.54	to	15.99	1,650,698	0.61%	-7.70%	to	-8.00%
2014	0.95%	to	1.30%	111,561	17.92	to	17.38	1,970,122	0.00%	-0.06%	to	-0.40%
2013	0.95%	to	1.30%	127,816	17.93	to	17.45	2,262,464	0.00%	32.06%	to	31.59%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
2016	0.95%	to	1.25%	6,248	17.33	to	16.78	106,657	0.28%	12.39%	to	12.02%
2015	0.95%	to	1.15%	13,076	15.42	to	15.13	198,789	0.71%	-2.22%	to	-2.39%
2014	1.10%	to	0.00%	15,412	15.57	to	0.00	239,965	0.00%	7.60%	to	0.00%
2013	1.10%	to	0.00%	15,693	14.47	to	0.00	227,078	0.00%	39.78%	to	0.00%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
2016	0.95%	to	1.25%	5,084	16.25	to	15.74	81,148	0.59%	7.69%	to	7.37%
2015	0.95%	to	1.25%	16,765	15.09	to	14.66	248,512	0.38%	4.50%	to	4.19%
2014	1.10%	to	1.25%	2,232	14.26	to	14.07	31,659	0.00%	13.99%	to	13.74%
2013	1.10%	to	1.25%	2,998	12.51	to	12.37	37,391	0.00%	26.86%	to	26.67%
Health Sciences Portfolio - II (TRHS2)
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
2016	0.95%	to	2.60%	1,266,281	28.63	to	25.60	35,886,433	0.00%	-11.56%	to	-13.03%
2015	0.95%	to	2.60%	1,885,800	32.37	to	29.43	60,525,988	0.00%	11.40%	to	9.55%
2014	0.95%	to	2.60%	1,982,157	29.06	to	26.87	57,190,414	0.00%	29.98%	to	27.81%
2013	0.95%	to	2.60%	1,957,164	22.35	to	21.02	43,531,343	0.00%	49.08%	to	46.60%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
2016	0.95%	to	2.20%	1,062,304	7.88	to	7.42	8,299,035	0.26%	42.05%	to	40.27%
2015	0.95%	to	2.20%	558,675	5.54	to	5.29	3,082,925	0.03%	-34.26%	to	-35.09%
2014	0.95%	to	2.20%	512,477	8.43	to	8.15	4,306,280	0.00%	-20.11%	to	-21.12%
2013	0.95%	to	2.20%	418,215	10.56	to	10.34	4,403,224	0.54%	9.25%	to	7.87%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
2016	0.95%	to	2.25%	441,616	23.32	to	16.16	13,108,192	0.49%	-0.85%	to	-2.14%
2015	0.95%	to	2.25%	509,807	23.51	to	16.52	15,725,352	0.57%	-14.82%	to	-15.93%
2014	0.95%	to	2.20%	596,764	27.60	to	31.08	22,103,762	0.52%	-1.36%	to	-2.61%
2013	0.95%	to	2.20%	703,220	27.98	to	31.91	26,019,673	1.67%	10.96%	to	9.56%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
2016	0.95%	to	2.60%	381,139	24.26	to	24.57	11,028,894	0.40%	42.35%	to	39.98%
2015	0.95%	to	2.60%	449,773	17.04	to	17.55	9,211,668	0.03%	-34.08%	to	-35.18%
2014	0.95%	to	2.60%	532,270	25.85	to	27.08	16,569,011	0.10%	-19.87%	to	-21.21%
2013	0.95%	to	2.60%	656,630	32.26	to	34.36	25,424,540	0.77%	9.48%	to	7.66%
Diversified Stock Fund Class A Shares (VYDS)
2017	0.95%	to	1.60%	128,192	23.51	to	20.71	2,897,135	0.68%	25.26%	to	24.44%
2016	0.95%	to	1.60%	141,456	18.77	to	16.64	2,556,222	1.00%	2.91%	to	2.24%
2015	0.95%	to	1.60%	156,255	18.24	to	16.28	2,751,608	0.57%	-4.03%	to	-4.66%
2014	0.95%	to	1.65%	180,037	19.01	to	16.94	3,311,651	0.88%	9.15%	to	8.38%
2013	0.95%	to	1.65%	223,117	17.41	to	15.63	3,768,623	0.62%	32.66%	to	31.72%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.95%	to	2.25%	2,573,926	$31.15	to	$24.38	$77,920,106	1.53%	17.15%	to	15.62%
2016	0.95%	to	2.25%	3,110,006	26.59	to	21.09	80,526,452	0.59%	-3.49%	to	-4.75%
2015	0.95%	to	2.25%	4,031,691	27.55	to	22.14	108,192,788	0.37%	-9.22%	to	-10.41%
2014	0.95%	to	2.25%	4,909,748	30.35	to	24.72	145,438,477	0.49%	-6.16%	to	-7.40%
2013	0.95%	to	2.25%	5,765,187	32.34	to	26.69	182,232,052	1.30%	23.94%	to	22.32%
Variable Insurance Portfolios - Balanced (WRBP)
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
2016	0.95%	to	2.25%	2,082,755	21.34	to	17.00	43,319,376	1.37%	1.06%	to	-0.26%
2015	0.95%	to	2.25%	2,255,835	21.12	to	17.04	46,494,969	0.92%	-1.27%	to	-2.57%
2014	0.95%	to	2.25%	2,447,647	21.39	to	17.49	51,201,075	0.93%	6.55%	to	5.15%
2013	0.95%	to	2.25%	2,598,391	20.07	to	16.63	51,059,224	1.46%	22.52%	to	20.92%
Variable Insurance Portfolios - Bond (WRBDP)
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
2016	0.95%	to	2.25%	2,966,549	17.16	to	13.47	49,610,787	2.39%	3.05%	to	1.70%
2015	0.95%	to	2.25%	3,294,229	16.66	to	13.24	53,499,896	2.92%	-0.75%	to	-2.05%
2014	0.95%	to	2.25%	3,864,467	16.78	to	13.52	63,353,834	3.82%	3.35%	to	1.99%
2013	0.95%	to	2.25%	4,392,785	16.24	to	13.26	69,801,032	3.56%	-3.02%	to	-4.29%
Variable Insurance Portfolios - Core Equity (WRCEP)
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
2016	0.95%	to	2.25%	4,574,121	19.44	to	15.79	86,806,078	0.45%	2.76%	to	1.41%
2015	0.95%	to	2.25%	5,225,571	18.92	to	15.57	96,584,466	0.36%	-1.64%	to	-2.93%
2014	0.95%	to	2.25%	6,005,339	19.24	to	16.04	113,048,984	0.49%	8.64%	to	7.21%
2013	0.95%	to	2.25%	6,849,960	17.71	to	14.96	118,818,034	0.55%	32.24%	to	30.51%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%
2016	0.95%	to	2.25%	639,100	21.04	to	17.80	13,179,769	1.23%	5.94%	to	4.55%
2015	0.95%	to	2.25%	676,065	19.86	to	17.02	13,185,660	1.31%	-2.99%	to	-4.26%
2014	0.95%	to	2.25%	798,548	20.47	to	17.78	16,086,259	1.15%	8.80%	to	7.37%
2013	0.95%	to	2.25%	932,175	18.81	to	16.56	17,272,541	1.62%	28.38%	to	26.70%
Variable Insurance Portfolios - Energy (WRENG)
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
2016	0.95%	to	2.25%	397,706	12.96	to	11.26	5,069,084	0.13%	33.28%	to	31.53%
2015	0.95%	to	2.25%	387,607	9.73	to	8.56	3,709,631	0.06%	-22.88%	to	-23.90%
2014	0.95%	to	2.25%	449,790	12.61	to	11.25	5,585,927	0.00%	-11.41%	to	-12.58%
2013	0.95%	to	2.25%	469,042	14.24	to	12.86	6,583,998	0.00%	26.54%	to	24.88%
Variable Insurance Portfolios - Global Bond (WRGBP)
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
2016	0.95%	to	2.25%	328,816	10.65	to	9.88	3,474,290	3.52%	6.02%	to	4.64%
2015	0.95%	to	2.25%	354,040	10.04	to	9.44	3,527,635	3.73%	-3.58%	to	-4.85%
2014	0.95%	to	2.25%	446,528	10.41	to	9.92	4,624,307	2.23%	-0.77%	to	-2.07%
2013	0.95%	to	2.25%	368,482	10.49	to	10.13	3,851,854	0.00%	0.78%	to	-0.54%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
2016	0.95%	to	2.25%	575,750	11.25	to	9.65	6,352,111	0.70%	22.64%	to	21.03%
2015	0.95%	to	2.25%	675,666	9.17	to	7.98	6,079,702	0.10%	-23.13%	to	-24.14%
2014	0.95%	to	2.25%	808,834	11.93	to	10.51	9,491,809	0.00%	-13.86%	to	-15.00%
2013	0.95%	to	2.25%	965,476	13.86	to	12.37	13,170,383	0.00%	6.78%	to	5.38%
Variable Insurance Portfolios - Growth (WRGP)
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
2016	0.95%	to	2.25%	4,952,140	19.02	to	15.79	91,843,490	0.02%	0.27%	to	-1.05%
2015	0.95%	to	2.25%	5,662,400	18.97	to	15.95	104,855,060	0.11%	6.15%	to	4.76%
2014	0.95%	to	2.25%	6,325,193	17.87	to	15.23	110,513,892	0.41%	10.75%	to	9.30%
2013	0.95%	to	2.25%	7,313,103	16.14	to	13.93	115,513,677	0.43%	35.16%	to	33.39%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
2016	0.95%	to	2.25%	2,227,209	28.71	to	23.04	62,393,257	7.36%	15.09%	to	13.58%
2015	0.95%	to	2.25%	2,481,852	24.94	to	20.29	60,453,461	6.41%	-7.39%	to	-8.61%
2014	0.95%	to	2.25%	3,019,321	26.94	to	22.20	79,517,963	4.95%	0.94%	to	-0.39%
2013	0.95%	to	2.25%	3,444,773	26.69	to	22.29	90,092,893	4.89%	9.45%	to	8.01%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - International Growth (WRIP)
2017	0.95%	to	2.25%	1,235,872	$18.52	to	$14.63	$22,227,528	0.05%	23.34%	to	21.73%
2016	0.95%	to	2.25%	1,353,789	15.01	to	12.02	19,781,529	0.22%	-3.96%	to	-5.21%
2015	0.95%	to	2.25%	1,529,441	15.63	to	12.68	23,301,211	0.42%	2.41%	to	1.07%
2014	0.95%	to	2.25%	1,669,710	15.26	to	12.54	24,877,580	2.14%	0.00%	to	-1.32%
2013	0.95%	to	2.25%	1,937,503	15.26	to	12.71	28,929,728	0.91%	18.09%	to	16.54%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
2016	0.95%	to	2.05%	525,621	18.84	to	16.36	9,734,207	1.34%	0.13%	to	-0.98%
2015	0.95%	to	2.05%	557,057	18.82	to	16.52	10,301,077	1.29%	-1.88%	to	-2.97%
2014	0.95%	to	2.05%	583,553	19.18	to	17.03	11,016,705	2.53%	0.48%	to	-0.64%
2013	0.95%	to	2.05%	641,781	19.09	to	17.14	12,068,034	1.67%	23.73%	to	22.35%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
2016	0.95%	to	1.95%	552,515	10.33	to	9.75	5,656,834	1.45%	0.97%	to	-0.04%
2015	0.95%	to	1.95%	509,157	10.23	to	9.76	5,167,064	1.50%	-0.09%	to	-1.10%
2014	0.95%	to	1.95%	515,682	10.24	to	9.87	5,246,609	0.56%	0.02%	to	-0.99%
2013	0.95%	to	2.00%	515,731	10.24	to	9.95	5,251,273	0.00%	-1.48%	to	-2.53%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2017	0.95%	to	1.95%	91,890	26.62	to	23.18	2,400,417	0.00%	7.80%	to	6.71%
2016	0.95%	to	1.95%	110,215	24.70	to	21.72	2,669,548	0.00%	12.22%	to	11.09%
2015	0.95%	to	1.95%	133,260	22.01	to	19.55	2,879,595	0.00%	-10.02%	to	-10.93%
2014	0.95%	to	1.95%	168,210	24.46	to	21.95	4,048,750	0.00%	-2.67%	to	-3.66%
2013	0.95%	to	1.95%	214,062	25.13	to	22.79	5,302,156	0.00%	55.79%	to	54.22%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
2016	0.95%	to	2.25%	567,091	24.35	to	20.89	13,564,757	0.00%	5.11%	to	3.73%
2015	0.95%	to	2.25%	654,040	23.16	to	20.14	14,892,771	0.00%	-6.68%	to	-7.90%
2014	0.95%	to	2.25%	680,684	24.82	to	21.87	16,627,571	0.00%	6.84%	to	5.44%
2013	0.95%	to	2.25%	734,887	23.23	to	20.74	16,818,109	0.00%	28.70%	to	27.02%
Variable Insurance Portfolios - Money Market (WRMMP)
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
2016	0.95%	to	2.25%	1,267,052	10.59	to	8.53	13,159,361	0.13%	-0.82%	to	-2.12%
2015	0.95%	to	2.25%	1,203,265	10.67	to	8.72	12,591,418	0.02%	-0.93%	to	-2.23%
2014	0.95%	to	2.25%	1,377,912	10.77	to	8.92	14,556,405	0.02%	-0.93%	to	-2.23%
2013	0.95%	to	2.25%	1,555,209	10.87	to	9.12	16,597,987	0.02%	-0.93%	to	-2.23%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
2016	0.95%	to	2.25%	323,476	24.17	to	20.51	7,668,377	1.07%	3.28%	to	1.93%
2015	0.95%	to	2.25%	332,526	23.40	to	20.12	7,642,660	1.04%	3.79%	to	2.43%
2014	0.95%	to	2.25%	374,416	22.54	to	19.65	8,308,799	1.03%	28.93%	to	27.24%
2013	0.95%	to	2.25%	393,521	17.49	to	15.44	6,779,587	1.15%	0.17%	to	-1.15%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
2016	0.95%	to	2.25%	2,082,654	27.27	to	23.99	55,381,636	0.00%	0.58%	to	-0.74%
2015	0.95%	to	2.25%	2,376,530	27.11	to	24.17	62,906,817	0.00%	-3.80%	to	-5.07%
2014	0.95%	to	2.25%	2,659,452	28.18	to	24.26	73,296,134	0.00%	1.93%	to	0.59%
2013	0.95%	to	2.25%	3,080,205	27.65	to	25.31	83,423,314	0.00%	54.90%	to	52.87%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
2016	0.95%	to	2.25%	1,823,106	21.02	to	17.65	37,392,381	0.00%	1.94%	to	0.61%
2015	0.95%	to	2.25%	2,066,180	20.62	to	17.54	41,618,648	0.00%	0.91%	to	-0.41%
2014	0.95%	to	2.25%	2,321,746	20.43	to	17.58	46,410,747	0.00%	0.63%	to	-0.69%
2013	0.95%	to	2.25%	2,683,021	20.30	to	17.74	53,369,884	0.00%	42.00%	to	40.14%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2017	0.95%	to	2.25%	219,705	$28.65	to	$23.92	$6,161,941	0.00%	12.65%	to	11.17%
2016	0.95%	to	2.25%	262,487	25.44	to	21.52	6,543,381	0.38%	27.66%	to	25.99%
2015	0.95%	to	2.25%	244,035	19.93	to	17.08	4,762,478	0.09%	-6.48%	to	-7.71%
2014	0.95%	to	2.25%	287,890	21.31	to	18.51	6,020,462	0.09%	6.03%	to	4.64%
2013	0.95%	to	2.25%	359,957	20.10	to	17.69	7,117,138	0.85%	32.26%	to	30.53%
Variable Insurance Portfolios - Value (WRVP)
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
2016	0.95%	to	2.25%	1,552,197	24.06	to	19.56	36,324,391	1.21%	10.09%	to	8.65%
2015	0.95%	to	2.25%	1,779,137	21.86	to	18.01	37,851,824	0.79%	-4.83%	to	-6.08%
2014	0.95%	to	2.25%	2,083,026	22.97	to	19.17	46,674,580	1.08%	9.89%	to	8.45%
2013	0.95%	to	2.25%	2,370,208	20.90	to	17.68	48,380,049	0.80%	34.05%	to	32.29%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	1.60%	to	1.75%	6,835	24.73	to	24.08	165,453	0.65%	18.52%	to	18.34%
2016	1.60%	to	1.75%	7,057	20.87	to	20.35	144,367	1.85%	10.44%	to	10.27%
2015	1.60%	to	1.75%	8,647	18.90	to	18.45	160,147	0.13%	-4.64%	to	-4.78%
2014	1.60%	to	1.75%	8,810	19.82	to	19.38	171,308	0.06%	8.66%	to	8.49%
2013	1.60%	to	1.75%	11,012	18.24	to	17.86	197,425	0.27%	28.59%	to	28.39%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
2016	0.95%	to	2.05%	196,910	24.69	to	22.67	4,790,487	0.00%	6.73%	to	5.54%
2015	0.95%	to	2.05%	270,263	23.14	to	21.48	6,171,827	0.00%	-3.81%	to	-4.87%
2014	0.95%	to	2.05%	321,420	24.05	to	22.58	7,645,798	0.00%	-2.81%	to	-3.89%
2013	0.95%	to	2.05%	373,905	24.75	to	23.49	9,169,342	0.00%	48.80%	to	47.15%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.95%	to	2.05%	2,002,245	14.46	to	8.48	27,713,708	0.32%	3.67%	to	2.52%
2014	0.95%	to	2.05%	2,472,698	13.94	to	8.27	33,083,045	0.36%	10.27%	to	9.05%
2013	0.95%	to	2.05%	2,583,222	12.64	to	7.58	31,350,253	0.66%	28.51%	to	27.08%
VA International Equity Fund (obsolete) (HVIE)
2014	0.95%	to	1.20%	7,583	11.49	to	11.37	86,763	1.79%	-7.57%	to	-7.81%
2013	0.95%	to	1.20%	10,484	12.43	to	12.33	129,902	1.35%	21.74%	to	21.43%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	2.20%	1,838,763	14.31	to	12.99	26,008,523	3.44%	0.03%	to	-1.23%
2013	0.95%	to	2.20%	3,786,746	14.31	to	13.15	53,482,489	6.16%	4.92%	to	3.59%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	1.50%	to	2.60%	130,763	16.19	to	14.04	2,040,067	1.02%	-9.69%	to	-10.69%
2013	1.50%	to	2.60%	160,369	17.93	to	15.73	2,767,075	1.13%	28.20%	to	26.77%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	2.20%	1,234,531	17.69	to	15.06	21,365,826	1.16%	-9.05%	to	-10.20%
2013	0.95%	to	2.20%	1,432,190	19.45	to	16.77	27,301,447	1.28%	29.06%	to	27.44%
Variable Insurance Funds - Equity Income VIF (obsolete) (BBGI)
2014	0.95%	to	1.55%	36,540	13.75	to	12.69	489,305	2.02%	3.09%	to	2.47%
2013	0.95%	to	1.55%	37,098	13.33	to	12.39	483,022	1.12%	16.63%	to	15.92%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.60%	to	1.75%	4,143	16.31	to	16.00	66,395	1.72%	-7.02%	to	-7.16%
2013	1.60%	to	1.75%	5,476	17.54	to	17.23	94,478	2.07%	20.45%	to	20.27%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.95%	to	2.60%	101,866	13.12	to	15.62	1,445,705	0.00%	2.49%	to	0.78%
2013	0.95%	to	2.60%	124,086	12.80	to	15.50	1,704,978	0.00%	44.45%	to	42.05%
VP Mid Cap Value Fund -Class II (ACVMV2)
2014	1.25%	to	2.25%	23,273	23.83	to	21.60	532,106	1.02%	14.79%	to	13.62%
2013	1.25%	to	2.25%	23,740	20.76	to	19.01	476,194	1.06%	28.28%	to	26.98%
VIP Freedom Fund 2010 Portfolio -Service Class 2 (FF10S2)
2014	1.25%	to	2.25%	3,770	15.54	to	14.08	54,621	1.25%	2.91%	to	1.87%
2013	1.25%	to	2.25%	4,548	15.10	to	13.83	64,626	1.40%	11.78%	to	10.65%
VIP Freedom Fund 2020 Portfolio -Service Class 2 (FF20S2)
2014	1.25%	to	2.25%	9,056	16.11	to	14.60	137,042	1.38%	3.29%	to	2.24%
2013	1.25%	to	2.25%	9,789	15.60	to	14.28	144,332	1.53%	14.19%	to	13.03%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2030 Portfolio -Service Class 2 (FF30S2)
2014	1.25%	to	2.25%	19,002	$16.82	to	$15.24	$309,821	1.29%	3.43%	to	2.39%
2013	1.25%	to	2.25%	21,000	16.26	to	14.88	332,291	1.46%	19.89%	to	18.68%
Rising Dividends Securities Fund -Class 2 (FTVRD2)
2014	1.25%	to	2.25%	38,167	20.16	to	17.12	741,786	1.31%	7.36%	to	6.28%
2013	1.25%	to	2.25%	43,332	18.78	to	16.11	786,584	1.51%	28.07%	to	26.77%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	to	0.00%	3,847	21.66	to	0.00	83,322	1.51%	6.89%	to	0.00%
2013	1.25%	to	0.00%	4,117	20.26	to	0.00	83,415	2.06%	18.31%	to	0.00%
Investors Growth Stock Series -Service Class (obsolete) (MIGSC)
2014	1.25%	to	2.25%	9,428	19.92	to	17.73	187,482	0.28%	9.72%	to	8.61%
2013	1.25%	to	2.25%	10,895	18.15	to	16.32	197,500	0.42%	28.43%	to	27.13%
NVIT International Equity Fund - Class II (NVIE6)
2014	1.25%	to	0.00%	6,515	8.97	to	0.00	58,424	3.79%	1.96%	to	0.00%
2013	1.25%	to	0.00%	7,039	9.15	to	0.00	64,384	0.45%	16.09%	to	0.00%
Main Street Small-& Mid-Cap Fund(R)/VA -Service Shares (OVSCS)
2014	1.25%	to	0.00%	7,048	24.98	to	0.00	176,054	0.63%	10.26%	to	0.00%
2013	1.25%	to	0.00%	7,696	22.66	to	0.00	174,347	0.67%	38.87%	to	0.00%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2014	1.25%	to	0.00%	744	18.36	to	0.00	13,660	1.34%	9.35%	to	0.00%
2013	1.25%	to	0.00%	808	16.79	to	0.00	13,573	1.67%	33.98%	to	0.00%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	2.60%	2,825,641	30.34	to	25.36	83,835,381	1.38%	26.13%	to	24.03%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95%	to	2.05%	521,050	11.65	to	10.70	6,009,116	1.69%	-1.91%	to	-3.00%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.95%	698,073	13.54	to	12.53	9,344,201	2.25%	21.81%	to	20.58%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95%	to	2.20%	2,377,530	18.19	to	16.50	42,672,358	4.72%	0.67%	to	-0.60%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	2.20%	1,692,213	16.76	to	15.01	27,925,404	6.39%	5.92%	to	4.58%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	to	2.05%	958,212	26.19	to	22.99	24,572,794	1.12%	-0.21%	to	-1.31%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50%	to	2.60%	22,478	19.52	to	17.51	423,707	0.91%	-1.06%	to	-2.16%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.95%	to	2.20%	848,759	23.25	to	20.04	19,360,340	0.52%	16.69%	to	15.22%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	to	2.25%	4,472,594	11.53	to	10.69	51,124,329	1.23%	20.19%	to	18.61%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95%	to	2.20%	515,192	18.89	to	16.49	9,518,408	2.21%	20.27%	to	18.75%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50%	to	2.60%	25,684	12.23	to	10.97	307,543	2.23%	19.28%	to	17.95%

2017	Reserves for annuity contracts in payout phase:							$67,763,117
2017	Contract Owners’ Equity:							$4,965,334,169
2016	Reserves for annuity contracts in payout phase:							$66,005,400
2016	Contract Owners’ Equity:							$4,786,253,952
2015	Reserves for annuity contracts in payout phase:							$68,422,544
2015	Contract Owners’ Equity:							$5,058,291,034
2014	Reserves for annuity contracts in payout phase:							$73,875,757
2014	Contract Owners’ Equity:							$5,801,419,569
2013	Reserves for annuity contracts in payout phase:							$78,089,833
2013	Contract Owners’ Equity:							$6,214,279,257

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.
Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm

29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm
30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic

Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 28,264 and 22,622 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D

Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")
a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)

SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
b)	Directors and Officers of SDL:

David G. Byrnes	President and Head of Distribution
Tom Y. Wang	Treasurer
Justin A. Jacquinot	Senior Vice President, Direct Relationships
Kevin M. Watt	Senior Vice President
Kenneth J. Rathke	Senior Vice President
Michael K. Reidy	Senior Vice President
Kurt E. Auleta	Senior Vice President, Sales Operations
James J. Kiley	Senior Vice President, Education Markets
Mark W. Turner	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Paula K. Dell	Vice President
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
James R. Schmank	Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Yolande C. Nichols	Chief Compliance Officer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
InvestEd Portfolios
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio
InvestEd Aggressive Portfolio
InvestEd Income Portfolio
InvestEd Fixed Income Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Shawn M. Mihal	President and Director
Jacque E. Glenn	Senior Vice President and Chief Supervisory Officer
Wendy J. Hills	Senior Vice President and General Counsel
Brent K. Bloss	Director, Senior Vice President and Treasurer
Benjamin R. Clouse	Senior Vice President, Chief Accounting Officer and Director
Jeffrey P. Bennett	Secretary
Yvonne J. Devine	Treasurer
Elizabeth Hansen	Senior Vice President and Chief Compliance Officer
Karen F. Lare	Senior Vice President and Chief Administrative Officer
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact